UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

200 Berkeley Street, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 Berkeley Street, BOSTON, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 663-4497
__________

Date of fiscal year end: 12/31

Date of reporting period: 6/30/20

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three semiannual reports to shareholders for the period ended June 30, 2020. The first report applies to 37 of the Registrant’s portfolios, the second report applies to 11 of the Registrant’s portfolios and the third report applies to 5 of the Registrant’s portfolios.

John Hancock

John Hancock
Variable Insurance Trust

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications, if available, electronically by calling John Hancock at 800-827-4546 (John Hancock Life Insurance) or 800-344-1029 (John Hancock Variable Annuities) or if your policy is held through another insurance company, please contact that company.

You may elect to receive all reports in paper, free of charge, at any time. You can inform your insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock or your financial intermediary or insurance company.

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Semiannual Report

June 30, 2020

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	6

Summary Portfolio of Investments (See below for each Portfolio’s page #)	12

Statements of assets and liabilities	51

Statements of operations	61

Statements of changes in net assets	71

Financial highlights	78

Notes to financial statements	96

Special Shareholder Meeting	142

Evaluation of advisory and subadvisory agreements by the board of trustees	143

Statement regarding liquidity risk management	163

For more information	165

Portfolio	Summary Portfolio of Investments
500 Index Trust	12
American Asset Allocation Trust	13
American Global Growth Trust	13
American Growth Trust	13
American Growth-Income Trust	13
American International Trust	14
Blue Chip Growth Trust	14
Capital Appreciation Trust	15
Capital Appreciation Value Trust	15
Disciplined Value International Trust (formerly International Value Trust)	20
Emerging Markets Value Trust	21
Equity Income Trust	23
Financial Industries Trust	25
Fundamental All Cap Core Trust	26
Fundamental Large Cap Value Trust	27
Global Equity Trust (formerly Mutual Shares Trust)	28
Global Trust	29
Health Sciences Trust	30
International Equity Index Trust	31
International Small Company Trust	33
Lifestyle Aggressive Portfolio	35
Lifestyle Balanced Portfolio	35
Lifestyle Conservative Portfolio	36
Lifestyle Growth Portfolio	36
Lifestyle Moderate Portfolio	36
Mid Cap Index Trust	36
Mid Cap Stock Trust	38
Mid Value Trust	39
Real Estate Securities Trust	40
Science & Technology Trust	40
Small Cap Index Trust	41
Small Cap Opportunities Trust	43
Small Cap Stock Trust	44
Small Cap Value Trust	45
Small Company Value Trust	46
Strategic Equity Allocation Trust	46
Total Stock Market Index Trust	48

2

John Hancock Variable Insurance Trust

Sector weightings

500 Index Trust

Sector Composition*	% of Total
Information technology	26.8
Health care	14.2
Consumer discretionary	10.5
Communication services	10.5
Financials	9.8
Industrials	7.8
Consumer staples	6.8
Utilities	3.0
Real estate	2.8
Energy	2.7
Materials	2.5
Short-term investments and other	2.6

American Asset Allocation Trust

Portfolio Composition**	% of Total
Common stocks	60.2
Corporate bonds	13.3
U.S. Government & Agency obligations	10.4
Collateralized mortgage obligations	8.5
Asset backed securities	0.6
Foreign government obligations	0.2
Municipal bonds	0.1
Short-term investments and other	6.7

American Global Growth Trust

Sector Composition**	% of Total
Information technology	31.3
Consumer discretionary	20.4
Health care	14.5
Financials	9.1
Communication services	8.4
Consumer staples	7.0
Industrials	3.9
Materials	1.9
Energy	1.3
Real estate	0.3
Utilities	0.2
Short-term investments and other	1.7

American Growth Trust

Sector Composition**	% of Total
Information technology	24.3
Communication services	19.5
Consumer discretionary	17.8
Health care	15.7
Financials	5.1
Industrials	5.0
Materials	2.9
Consumer staples	2.3
Real estate	1.4
Energy	1.2
Utilities	0.4
Short-term investments and other	4.4

American Growth-Income Trust

Sector Composition**	% of Total
Information technology	18.1
Health care	17.2
Communication services	14.5
Industrials	9.1
Financials	8.7
Consumer discretionary	6.5
Consumer staples	6.0
Materials	4.1
Energy	3.7
Real estate	3.0
Utilities	2.9
Short-term investments and other	6.2

American International Trust

Sector Composition**	% of Total
Health care	16.8
Consumer discretionary	16.1
Financials	16.0
Industrials	10.6
Communication services	6.2
Consumer staples	5.5
Energy	4.6
Information technology	4.2
Utilities	3.9
Materials	3.8
Real estate	1.6
Short-term investments and other	10.7

Blue Chip Growth Trust

Sector Composition*	% of Total
Information technology	37.2
Consumer discretionary	20.5
Communication services	20.1
Health care	14.4
Financials	3.8
Industrials	3.0
Materials	0.4
Consumer staples	0.1
Utilities	0.1
Short-term investments and other	0.4

Capital Appreciation Trust

Sector Composition*	% of Total
Information technology	43.5
Consumer discretionary	21.6
Communication services	15.0
Health care	9.5
Industrials	3.4
Consumer staples	3.1
Financials	2.5
Real estate	0.7
Short-term investments and other	0.7

Capital Appreciation Value Trust

Portfolio Composition*	% of Total
Common stocks	65.9
Corporate bonds	9.6
Term loans	6.6
Preferred securities	4.1
Asset backed securities	0.4
Short-term investments and other	13.4

Disciplined Value International Trust

Sector Composition*	% of Total
Financials	19.5
Industrials	14.3
Information technology	12.9
Health care	10.7
Consumer staples	9.2
Consumer discretionary	8.9
Materials	7.8
Communication services	6.6
Energy	4.0
Real estate	1.1
Utilities	1.1
Short-term investments and other	3.9

Emerging Markets Value Trust

Sector Composition*	% of Total
Financials	27.2
Materials	13.7
Energy	13.2
Information technology	10.4
Industrials	8.8
Consumer discretionary	6.7
Real estate	6.2
Communication services	6.0
Health care	2.4
Consumer staples	2.2
Utilities	1.4
Short-term investments and other	1.8

Equity Income Trust

Sector Composition*	% of Total
Financials	19.5
Health care	14.7
Industrials	11.0
Energy	9.0
Information technology	9.0
Utilities	8.5
Consumer staples	8.1
Communication services	5.3
Materials	5.2
Real estate	4.1
Consumer discretionary	2.8
Short-term investments and other	2.8

3

John Hancock Variable Insurance Trust

Sector weightings

Financial Industries Trust

Industry Composition*	% of Total
Banks	33.8
Insurance	19.0
Capital markets	15.2
IT services	12.2
Equity real estate investment trusts	7.3
Diversified financial services	5.3
Consumer finance	2.0
Real estate management and development	0.8
Thrifts and mortgage finance	0.7
Professional services	0.3
Short-term investments and other	3.4

Fundamental All Cap Core Trust

Sector Composition*	% of Total
Consumer discretionary	20.4
Communication services	18.2
Financials	16.8
Information technology	15.1
Industrials	7.8
Consumer staples	5.4
Health care	5.1
Real estate	4.9
Energy	3.6
Short-term investments and other	2.7

Fundamental Large Cap Value Trust

Sector Composition*	% of Total
Financials	23.7
Health care	12.7
Information technology	11.8
Consumer staples	10.5
Industrials	10.2
Consumer discretionary	10.0
Communication services	9.3
Energy	8.0
Real estate	0.8
Short-term investments and other	3.0

Global Equity Trust

Sector Composition***	% of Total
Information technology	22.4
Consumer staples	19.0
Industrials	12.2
Communication services	11.8
Health care	10.9
Materials	7.4
Consumer discretionary	7.0
Financials	5.1
Real estate	1.3
Energy	1.0
Short-term investments	1.9

Global Trust

Sector Composition*	% of Total
Information technology	22.5
Consumer staples	19.0
Industrials	12.3
Communication services	11.8
Health care	10.9
Materials	7.4
Consumer discretionary	7.0
Financials	5.1
Real estate	1.3
Energy	1.0
Short-term investments and other	1.7

Health Sciences Trust

Industry Composition*	% of Total
Biotechnology	38.4
Health care equipment and supplies	20.7
Pharmaceuticals	15.3
Health care providers and services	14.7
Life sciences tools and services	8.1
Health care technology	1.2
Specialty retail	0.3
Industrial conglomerates	0.3
Software	0.2
Insurance	0.1
Diversified financial services	0.1
Short-term investments and other	0.6

International Equity Index Trust

Sector Composition*	% of Total
Financials	17.7
Consumer discretionary	12.4
Industrials	11.4
Information technology	10.7
Health care	10.3
Consumer staples	9.8
Materials	7.4
Communication services	7.4
Energy	4.9
Utilities	3.5
Real estate	2.8
Short-term investments and other	1.7

International Small Company Trust

Sector Composition*	% of Total
Industrials	23.2
Consumer discretionary	13.0
Materials	12.5
Financials	12.0
Information technology	10.6
Consumer staples	6.1
Health care	5.3
Real estate	5.1
Communication services	4.1
Utilities	3.9
Energy	2.9
Short-term investments and other	1.3

Lifestyle Aggressive Portfolio

Asset Allocation***	% of Total
Large blend	82.5
Exchange-traded funds	17.5

Lifestyle Balanced Portfolio

Asset Allocation*	% of Total
Large blend	50.3
Intermediate bond	49.7

Lifestyle Conservative Portfolio

Asset Allocation*	% of Total
Intermediate bond	80.0
Large blend	20.0

Lifestyle Growth Portfolio

Asset Allocation*	% of Total
Large blend	71.0
Intermediate bond	29.0

Lifestyle Moderate Portfolio

Asset Allocation*	% of Total
Intermediate bond	59.5
Large blend	40.5

Mid Cap Index Trust

Sector Composition*	% of Total
Information technology	15.9
Industrials	15.6
Financials	14.7
Consumer discretionary	14.1
Health care	10.9
Real estate	9.7
Materials	5.8
Utilities	4.1
Consumer staples	3.7
Communication services	1.8
Energy	1.4
Short-term investments and other	2.3

Mid Cap Stock Trust

Sector Composition*	% of Total
Information technology	29.7
Health care	25.1
Consumer discretionary	19.1
Communication services	7.5
Industrials	7.1
Financials	5.7
Consumer staples	4.0
Real estate	0.1
Short-term investments and other	1.7

4

John Hancock Variable Insurance Trust

Sector weightings

Mid Value Trust

Sector Composition*	% of Total
Health care	17.1
Financials	16.9
Materials	12.3
Energy	12.0
Consumer staples	9.3
Industrials	9.0
Real estate	7.0
Communication services	5.2
Utilities	4.8
Information technology	3.1
Consumer discretionary	2.9
Short-term investments and other	0.4

Real Estate Securities Trust

Portfolio Composition*	% of Total
Specialized REITs	25.8
Residential REITs	20.7
Industrial REITs	15.0
Retail REITs	12.7
Health care REITs	11.2
Office REITs	9.0
Diversified REITs	2.0
Hotel and resort REITs	1.7
Hotels, resorts and cruise lines	0.7
Short-term investments and other	1.2

Science & Technology Trust

Sector Composition*	% of Total
Information technology	56.0
Communication services	18.2
Consumer discretionary	17.4
Health care	1.2
Financials	0.4
Industrials	0.3
Real estate	0.1
Short-term investments and other	6.4

Small Cap Index Trust

Sector Composition*	% of Total
Health care	19.9
Financials	15.8
Industrials	14.0
Information technology	13.4
Consumer discretionary	11.3
Real estate	6.8
Materials	3.9
Utilities	3.5
Consumer staples	3.2
Communication services	2.4
Energy	2.2
Short-term investments and other	3.6

Small Cap Opportunities Trust

Sector Composition*	% of Total
Industrials	19.7
Financials	18.8
Consumer discretionary	14.5
Health care	14.1
Information technology	13.4
Materials	6.3
Energy	3.9
Consumer staples	3.6
Communication services	2.2
Real estate	2.1
Utilities	0.1
Short-term investments and other	1.3

Small Cap Stock Trust

Sector Composition*	% of Total
Health care	29.5
Information technology	22.6
Consumer discretionary	19.0
Industrials	15.6
Financials	6.0
Communication services	2.3
Real estate	1.6
Consumer staples	1.3
Materials	0.7
Short-term investments and other	1.4

Small Cap Value Trust

Sector Composition*	% of Total
Industrials	30.7
Financials	18.1
Real estate	10.9
Information technology	9.0
Consumer discretionary	7.5
Materials	6.1
Consumer staples	4.5
Energy	4.0
Health care	3.4
Utilities	2.0
Short-term investments and other	3.8

Small Company Value Trust

Sector Composition*	% of Total
Financials	27.6
Industrials	13.3
Consumer discretionary	10.5
Information technology	10.0
Real estate	8.7
Health care	8.5
Utilities	5.9
Energy	4.6
Materials	4.3
Consumer staples	3.1
Communication services	2.1
Short-term investments and other	1.4

Strategic Equity Allocation Trust

Sector Composition*	% of Total
Information technology	19.3
Health care	14.0
Financials	12.2
Consumer discretionary	10.9
Industrials	10.6
Consumer staples	8.1
Communication services	7.8
Materials	4.2
Real estate	3.5
Utilities	3.4
Energy	2.8
Short-term investments and other	3.2

Total Stock Market Index Trust

Sector Composition*	% of Total
Information technology	26.0
Health care	13.8
Consumer discretionary	11.5
Financials	10.6
Communication services	10.5
Industrials	8.4
Consumer staples	7.0
Real estate	3.3
Energy	2.9
Utilities	2.8
Materials	2.2
Short-term investments and other	1.0

*	As a percentage of net assets.

**	The weightings represent the holdings of the American Funds Insurance Series. For further details, please visit the American Funds website at americanfunds.com/afis.

***	As a percentage of total investments.

5

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios and the Lifestyle Portfolios, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio
500 Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 968.30	$1.47	0.30%
	Hypothetical example	1,000.00	1,023.40	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	967.00	2.45	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	968.30	1.22	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
American Asset Allocation Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 982.50	$3.06	0.62% [2]
	Hypothetical example	1,000.00	1,021.80	3.12	0.62% [2]
Series II	Actual expenses/actual returns	1,000.00	981.70	3.50	0.71% [2]
	Hypothetical example	1,000.00	1,021.30	3.57	0.71% [2]
Series III	Actual expenses/actual returns	1,000.00	984.10	1.33	0.27% [2]
	Hypothetical example	1,000.00	1,023.50	1.36	0.27% [2]
American Global Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,038.80	$3.24	0.64% [2]
	Hypothetical example	1,000.00	1,021.70	3.22	0.64% [2]
Series II	Actual expenses/actual returns	1,000.00	1,038.30	3.60	0.71% [2]
	Hypothetical example	1,000.00	1,021.30	3.57	0.71% [2]
Series III	Actual expenses/actual returns	1,000.00	1,040.80	1.47	0.29% [2]
	Hypothetical example	1,000.00	1,023.40	1.46	0.29% [2]
6

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio
American Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,117.90	$3.26	0.62% [2]
	Hypothetical example	1,000.00	1,021.80	3.12	0.62% [2]
Series II	Actual expenses/actual returns	1,000.00	1,117.70	3.58	0.68% [2]
	Hypothetical example	1,000.00	1,021.50	3.42	0.68% [2]
Series III	Actual expenses/actual returns	1,000.00	1,119.30	1.42	0.27% [2]
	Hypothetical example	1,000.00	1,023.50	1.36	0.27% [2]
American Growth-Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 960.90	$3.02	0.62% [2]
	Hypothetical example	1,000.00	1,021.80	3.12	0.62% [2]
Series II	Actual expenses/actual returns	1,000.00	960.10	3.41	0.70% [2]
	Hypothetical example	1,000.00	1,021.40	3.52	0.70% [2]
Series III	Actual expenses/actual returns	1,000.00	962.10	1.32	0.27% [2]
	Hypothetical example	1,000.00	1,023.50	1.36	0.27% [2]
American International Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 885.50	$2.95	0.63% [2]
	Hypothetical example	1,000.00	1,021.70	3.17	0.63% [2]
Series II	Actual expenses/actual returns	1,000.00	884.50	3.56	0.76% [2]
	Hypothetical example	1,000.00	1,021.10	3.82	0.76% [2]
Series III	Actual expenses/actual returns	1,000.00	886.60	1.31	0.28% [2]
	Hypothetical example	1,000.00	1,023.50	1.41	0.28% [2]
Blue Chip Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,108.90	$4.19	0.80%
	Hypothetical example	1,000.00	1,020.90	4.02	0.80%
Series II	Actual expenses/actual returns	1,000.00	1,108.10	5.24	1.00%
	Hypothetical example	1,000.00	1,019.90	5.02	1.00%
Series NAV	Actual expenses/actual returns	1,000.00	1,109.40	3.93	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Capital Appreciation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,192.90	$4.36	0.80%
	Hypothetical example	1,000.00	1,020.90	4.02	0.80%
Series II	Actual expenses/actual returns	1,000.00	1,192.00	5.45	1.00%
	Hypothetical example	1,000.00	1,019.90	5.02	1.00%
Series NAV	Actual expenses/actual returns	1,000.00	1,193.70	4.09	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Capital Appreciation Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 998.40	$4.47	0.90%
	Hypothetical example	1,000.00	1,020.40	4.52	0.90%
Series II	Actual expenses/actual returns	1,000.00	997.60	5.46	1.10%
	Hypothetical example	1,000.00	1,019.40	5.52	1.10%
Series NAV	Actual expenses/actual returns	1,000.00	998.40	4.22	0.85%
	Hypothetical example	1,000.00	1,020.60	4.27	0.85%
Disciplined Value International Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 843.70	$4.26	0.93%
	Hypothetical example	1,000.00	1,020.20	4.67	0.93%
Series II	Actual expenses/actual returns	1,000.00	842.80	5.18	1.13%
	Hypothetical example	1,000.00	1,019.20	5.67	1.13%
Series NAV	Actual expenses/actual returns	1,000.00	843.20	4.03	0.88%
	Hypothetical example	1,000.00	1,020.50	4.42	0.88%
Emerging Markets Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 807.70	$5.26	1.17%
	Hypothetical example	1,000.00	1,019.00	5.87	1.17%
Series II	Actual expenses/actual returns	1,000.00	807.70	6.16	1.37%
	Hypothetical example	1,000.00	1,018.10	6.87	1.37%
Series NAV	Actual expenses/actual returns	1,000.00	808.40	5.04	1.12%
	Hypothetical example	1,000.00	1,019.30	5.62	1.12%
7

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio
Equity Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 809.80	$3.42	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%
Series II	Actual expenses/actual returns	1,000.00	808.80	4.32	0.96%
	Hypothetical example	1,000.00	1,020.10	4.82	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	809.40	3.19	0.71%
	Hypothetical example	1,000.00	1,021.30	3.57	0.71%
Financial Industries Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 822.40	$4.17	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%
Series II	Actual expenses/actual returns	1,000.00	821.60	5.07	1.12%
	Hypothetical example	1,000.00	1,019.30	5.62	1.12%
Series NAV	Actual expenses/actual returns	1,000.00	822.50	3.94	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%
Fundamental All Cap Core Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 996.30	$3.77	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%
Series II	Actual expenses/actual returns	1,000.00	995.50	4.76	0.96%
	Hypothetical example	1,000.00	1,020.10	4.82	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	996.80	3.52	0.71%
	Hypothetical example	1,000.00	1,021.30	3.57	0.71%
Fundamental Large Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 898.40	$3.68	0.78%
	Hypothetical example	1,000.00	1,021.00	3.92	0.78%
Series II	Actual expenses/actual returns	1,000.00	897.80	4.62	0.98%
	Hypothetical example	1,000.00	1,020.00	4.92	0.98%
Series NAV	Actual expenses/actual returns	1,000.00	898.90	3.45	0.73%
	Hypothetical example	1,000.00	1,021.20	3.67	0.73%
Global Equity Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 828.10	$5.18	1.14%
	Hypothetical example	1,000.00	1,019.20	5.72	1.14%
Global Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 895.70	$5.14	1.09%
	Hypothetical example	1,000.00	1,019.40	5.47	1.09%
Series II	Actual expenses/actual returns	1,000.00	894.70	6.08	1.29%
	Hypothetical example	1,000.00	1,018.40	6.47	1.29%
Series NAV	Actual expenses/actual returns	1,000.00	896.10	4.90	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%
Health Sciences Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,068.40	$5.66	1.10%
	Hypothetical example	1,000.00	1,019.40	5.52	1.10%
Series II	Actual expenses/actual returns	1,000.00	1,067.40	6.68	1.30%
	Hypothetical example	1,000.00	1,018.40	6.52	1.30%
Series NAV	Actual expenses/actual returns	1,000.00	1,068.70	5.40	1.05%
	Hypothetical example	1,000.00	1,019.60	5.27	1.05%
International Equity Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 894.00	$1.84	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Series II	Actual expenses/actual returns	1,000.00	893.60	2.78	0.59%
	Hypothetical example	1,000.00	1,021.90	2.97	0.59%
Series NAV	Actual expenses/actual returns	1,000.00	894.50	1.60	0.34%
	Hypothetical example	1,000.00	1,023.20	1.71	0.34%
8

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio
International Small Company Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 843.50	$5.41	1.18%
	Hypothetical example	1,000.00	1,019.00	5.92	1.18%
Series II	Actual expenses/actual returns	1,000.00	842.60	6.32	1.38%
	Hypothetical example	1,000.00	1,018.00	6.92	1.38%
Series NAV	Actual expenses/actual returns	1,000.00	843.60	5.18	1.13%
	Hypothetical example	1,000.00	1,019.20	5.67	1.13%
Lifestyle Aggressive Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$ 925.50	$1.01	0.21% [2]
	Hypothetical example	1,000.00	1,023.80	1.06	0.21% [2]
Series II	Actual expenses/actual returns	1,000.00	924.20	1.96	0.41% [2]
	Hypothetical example	1,000.00	1,022.80	2.06	0.41% [2]
Series NAV	Actual expenses/actual returns	1,000.00	925.50	0.77	0.16% [2]
	Hypothetical example	1,000.00	1,024.10	0.81	0.16% [2]
Lifestyle Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,001.30	$0.60	0.12% [2]
	Hypothetical example	1,000.00	1,024.30	0.60	0.12% [2]
Series II	Actual expenses/actual returns	1,000.00	1,000.00	1.59	0.32% [2]
	Hypothetical example	1,000.00	1,023.30	1.61	0.32% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,001.30	0.35	0.07% [2]
	Hypothetical example	1,000.00	1,024.50	0.35	0.07% [2]
Lifestyle Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,038.00	$0.66	0.13% [2]
	Hypothetical example	1,000.00	1,024.20	0.65	0.13% [2]
Series II	Actual expenses/actual returns	1,000.00	1,037.20	1.67	0.33% [2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,038.00	0.41	0.08% [2]
	Hypothetical example	1,000.00	1,024.50	0.40	0.08% [2]
Lifestyle Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$ 973.40	$0.54	0.11% [2]
	Hypothetical example	1,000.00	1,024.30	0.55	0.11% [2]
Series II	Actual expenses/actual returns	1,000.00	972.30	1.52	0.31% [2]
	Hypothetical example	1,000.00	1,023.30	1.56	0.31% [2]
Series NAV	Actual expenses/actual returns	1,000.00	973.40	0.29	0.06% [2]
	Hypothetical example	1,000.00	1,024.60	0.30	0.06% [2]
Lifestyle Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,014.10	$0.65	0.13% [2]
	Hypothetical example	1,000.00	1,024.20	0.65	0.13% [2]
Series II	Actual expenses/actual returns	1,000.00	1,012.80	1.65	0.33% [2]
	Hypothetical example	1,000.00	1,023.20	1.66	0.33% [2]
Series NAV	Actual expenses/actual returns	1,000.00	1,014.20	0.40	0.08% [2]
	Hypothetical example	1,000.00	1,024.50	0.40	0.08% [2]
Mid Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 871.00	$2.14	0.46%
	Hypothetical example	1,000.00	1,022.60	2.31	0.46%
Series II	Actual expenses/actual returns	1,000.00	869.80	3.07	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%
Series NAV	Actual expenses/actual returns	1,000.00	871.00	1.91	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Mid Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,189.30	$5.01	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%
Series II	Actual expenses/actual returns	1,000.00	1,187.60	6.09	1.12%
	Hypothetical example	1,000.00	1,019.30	5.62	1.12%
Series NAV	Actual expenses/actual returns	1,000.00	1,189.40	4.74	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%
9

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio
Mid Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 870.90	$4.65	1.00%
	Hypothetical example	1,000.00	1,019.90	5.02	1.00%
Series II	Actual expenses/actual returns	1,000.00	870.00	5.58	1.20%
	Hypothetical example	1,000.00	1,018.90	6.02	1.20%
Series NAV	Actual expenses/actual returns	1,000.00	871.00	4.42	0.95%
	Hypothetical example	1,000.00	1,020.10	4.77	0.95%
Real Estate Securities Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 838.60	$3.66	0.80%
	Hypothetical example	1,000.00	1,020.90	4.02	0.80%
Series II	Actual expenses/actual returns	1,000.00	837.70	4.57	1.00%
	Hypothetical example	1,000.00	1,019.90	5.02	1.00%
Series NAV	Actual expenses/actual returns	1,000.00	839.00	3.43	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Science & Technology Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,175.30	$5.84	1.08%
	Hypothetical example	1,000.00	1,019.50	5.42	1.08%
Series II	Actual expenses/actual returns	1,000.00	1,174.70	6.92	1.28%
	Hypothetical example	1,000.00	1,018.50	6.42	1.28%
Series NAV	Actual expenses/actual returns	1,000.00	1,175.90	5.57	1.03%
	Hypothetical example	1,000.00	1,019.70	5.17	1.03%
Small Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 868.10	$2.46	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Series II	Actual expenses/actual returns	1,000.00	866.70	3.39	0.73%
	Hypothetical example	1,000.00	1,021.20	3.67	0.73%
Series NAV	Actual expenses/actual returns	1,000.00	868.30	2.23	0.48%
	Hypothetical example	1,000.00	1,022.50	2.41	0.48%
Small Cap Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 804.50	$4.49	1.00%
	Hypothetical example	1,000.00	1,019.90	5.02	1.00%
Series II	Actual expenses/actual returns	1,000.00	804.00	5.38	1.20%
	Hypothetical example	1,000.00	1,018.90	6.02	1.20%
Series NAV	Actual expenses/actual returns	1,000.00	804.70	4.26	0.95%
	Hypothetical example	1,000.00	1,020.10	4.77	0.95%
Small Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,034.90	$5.67	1.12%
	Hypothetical example	1,000.00	1,019.30	5.62	1.12%
Series II	Actual expenses/actual returns	1,000.00	1,034.10	6.68	1.32%
	Hypothetical example	1,000.00	1,018.30	6.62	1.32%
Series NAV	Actual expenses/actual returns	1,000.00	1,035.40	5.41	1.07%
	Hypothetical example	1,000.00	1,019.50	5.37	1.07%
Small Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 704.20	$4.58	1.08%
	Hypothetical example	1,000.00	1,019.50	5.42	1.08%
Series II	Actual expenses/actual returns	1,000.00	702.80	5.42	1.28%
	Hypothetical example	1,000.00	1,018.50	6.42	1.28%
Series NAV	Actual expenses/actual returns	1,000.00	704.20	4.36	1.03%
	Hypothetical example	1,000.00	1,019.70	5.17	1.03%
Small Company Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 823.40	$5.12	1.13%
	Hypothetical example	1,000.00	1,019.20	5.67	1.13%
Series II	Actual expenses/actual returns	1,000.00	823.20	6.03	1.33%
	Hypothetical example	1,000.00	1,018.20	6.67	1.33%
Series NAV	Actual expenses/actual returns	1,000.00	823.30	4.90	1.08%
	Hypothetical example	1,000.00	1,019.50	5.42	1.08%
10

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio
Strategic Equity Allocation Trust
Series NAV	Actual expenses/actual returns	$1,000.00	$ 931.00	$2.54	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Total Stock Market Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 968.00	$2.45	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Series II	Actual expenses/actual returns	1,000.00	967.00	3.42	0.70%
	Hypothetical example	1,000.00	1,021.40	3.52	0.70%
Series NAV	Actual expenses/actual returns	1,000.00	968.40	2.20	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

500 Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.4%
Communication services - 10.5%
Alphabet, Inc., Class A (A)	66,673	$94,545,648	1.6%
Alphabet, Inc., Class C (A)	64,987	91,866,273	1.6%
AT&T, Inc.	1,583,219	47,860,710	0.8%
Comcast Corp., Class A	1,012,085	39,451,073	0.7%
Facebook, Inc., Class A (A)	534,306	121,324,863	2.1%
Netflix, Inc. (A)	97,727	44,469,694	0.8%
The Walt Disney Company	401,364	44,756,100	0.8%
Verizon Communications, Inc.	919,488	50,691,373	0.9%
OTHER SECURITIES		79,505,405	1.2%
		614,471,139
Consumer discretionary - 10.5%
Amazon.com, Inc. (A)	93,098	256,840,624	4.4%
McDonald's Corp.	165,223	30,478,687	0.5%
NIKE, Inc., Class B	275,539	27,016,599	0.5%
The Home Depot, Inc.	238,988	59,868,884	1.0%
OTHER SECURITIES		242,329,299	4.1%
		616,534,093
Consumer staples - 6.8%
Costco Wholesale Corp.	98,109	29,747,630	0.5%
PepsiCo, Inc. (B)	308,311	40,777,213	0.7%
The Coca-Cola Company	858,916	38,376,367	0.7%
The Procter & Gamble Company	550,103	65,775,816	1.1%
Walmart, Inc.	314,639	37,687,459	0.6%
OTHER SECURITIES		184,499,684	3.2%
		396,864,169
Energy - 2.7%
Chevron Corp.	414,854	37,017,422	0.6%
Exxon Mobil Corp.	939,535	42,016,005	0.7%
OTHER SECURITIES		81,724,736	1.4%
		160,758,163
Financials - 9.8%
Bank of America Corp.	1,734,997	41,206,179	0.7%
Berkshire Hathaway, Inc., Class B (A)	431,975	77,111,857	1.3%
JPMorgan Chase & Co.	677,067	63,684,922	1.1%
OTHER SECURITIES		392,300,224	6.7%
		574,303,182
Health care - 14.2%
Abbott Laboratories	393,048	35,936,379	0.6%
AbbVie, Inc.	391,603	38,447,583	0.7%
Amgen, Inc.	130,712	30,829,732	0.5%
Bristol-Myers Squibb Company	502,784	29,563,699	0.5%
Eli Lilly & Company	187,141	30,724,809	0.5%
Johnson & Johnson	585,423	82,328,036	1.4%
Medtronic PLC	297,995	27,326,142	0.5%
Merck & Company, Inc.	560,871	43,372,154	0.7%
Pfizer, Inc.	1,234,318	40,362,199	0.7%
Thermo Fisher Scientific, Inc.	87,761	31,799,321	0.5%
UnitedHealth Group, Inc.	210,736	62,156,583	1.1%
OTHER SECURITIES		380,436,121	6.5%
		833,282,758
Industrials - 7.8%
Union Pacific Corp.	150,782	25,492,713	0.4%
500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
OTHER SECURITIES		$429,305,209	7.4%
		454,797,922
Information technology - 26.8%
Accenture PLC, Class A (B)	141,551	30,393,831	0.5%
Adobe, Inc. (A)	107,059	46,603,853	0.8%
Apple, Inc.	905,329	330,264,019	5.7%
Broadcom, Inc.	88,836	28,037,530	0.5%
Cisco Systems, Inc.	942,350	43,951,204	0.8%
Intel Corp.	940,821	56,289,320	1.0%
Mastercard, Inc., Class A	196,387	58,071,636	1.0%
Microsoft Corp.	1,685,087	342,932,051	5.9%
NVIDIA Corp.	136,687	51,928,758	0.9%
Oracle Corp.	462,492	25,561,933	0.4%
PayPal Holdings, Inc. (A)	260,906	45,457,652	0.8%
salesforce.com, Inc. (A)	200,208	37,504,965	0.6%
Texas Instruments, Inc.	203,935	25,893,627	0.4%
Visa, Inc., Class A	374,887	72,416,922	1.2%
OTHER SECURITIES		369,246,453	6.3%
		1,564,553,754
Materials - 2.5%		143,765,905	2.5%
Real estate - 2.8%
American Tower Corp.	98,505	25,467,483	0.4%
OTHER SECURITIES		136,496,074	2.4%
		161,963,557
Utilities - 3.0%
NextEra Energy, Inc.	108,759	26,120,649	0.5%
OTHER SECURITIES		148,568,266	2.5%
		174,688,915
TOTAL COMMON STOCKS (Cost $2,753,400,403)		$5,695,983,557
RIGHTS - 0.0%		4,786	0.0%
TOTAL RIGHTS (Cost $10,540)		$4,786
SHORT-TERM INVESTMENTS - 3.5%
U.S. Government Agency - 2.3%
Federal Home Loan Bank Discount Note, 0.030%, 09/01/2020 *	$24,600,000	24,594,069	0.4%
Federal Home Loan Bank Discount Note, 0.060%, 10/01/2020 *	30,000,000	29,988,500	0.5%
Federal Home Loan Bank Discount Note, 0.100%, 07/02/2020 *	10,000,000	9,999,967	0.2%
Federal Home Loan Bank Discount Note, 0.100%, 07/23/2020 *	10,000,000	9,999,267	0.2%
Federal Home Loan Bank Discount Note, 0.122%, 08/14/2020 *	10,000,000	9,998,167	0.2%
Federal Home Loan Bank Discount Note, 0.130%, 07/09/2020 *	20,200,000	20,199,461	0.3%
Federal Home Loan Bank Discount Note, 0.135%, 09/02/2020 *	2,100,000	2,099,486	0.0%
Federal Home Loan Bank Discount Note, 0.160%, 09/16/2020 *	30,000,000	29,991,017	0.5%
		136,869,934

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Short-term funds - 1.1%
John Hancock Collateral Trust, 0.2429% (C)(D)	6,334,869	$63,420,278	1.1%
	Repurchase agreement - 0.1%	2,855,000	0.1%
	TOTAL SHORT-TERM INVESTMENTS (Cost $203,158,350)	$203,145,212
	Total Investments (500 Index Trust) (Cost $2,956,569,293) - 100.9%	$5,899,133,555	100.9%
	Other assets and liabilities, net - (0.9)%	(54,023,819)	(0.9)%
	TOTAL NET ASSETS - 100.0%	$5,845,109,736	100.0%
500 Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	967	Long	Sep 2020	$145,338,948	$149,123,688	$3,784,740
						$3,784,740
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	55,253,122	$1,297,343,294	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $1,024,199,694)	$1,297,343,294
	Total Investments (American Asset Allocation Trust) (Cost $1,024,199,694) - 100.0%	$1,297,343,294	100.0%
	Other assets and liabilities, net - (0.0)%	(40,876)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,297,302,418	100.0%
American Global Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	6,334,076	$208,454,435	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $172,612,043)	$208,454,435
	Total Investments (American Global Growth Trust) (Cost $172,612,043) - 100.0%	$208,454,435	100.0%
	Other assets and liabilities, net - (0.0)%	(17,979)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$208,436,456	100.0%
American Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,727,054	$861,816,952	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $685,098,187)	$861,816,952
	Total Investments (American Growth Trust) (Cost $685,098,187) - 100.0%	$861,816,952	100.0%
	Other assets and liabilities, net - (0.0)%	(31,730)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$861,785,222	100.0%
American Growth-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	19,662,132	$931,985,056	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $900,626,923)	$931,985,056
	Total Investments (American Growth-Income Trust) (Cost $900,626,923) - 100.0%	$931,985,056	100.0%
	Other assets and liabilities, net - (0.0)%	(34,590)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$931,950,466	100.0%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

American International Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American International Fund - Class 1	23,884,822	$441,391,517	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $449,717,966)	$441,391,517
	Total Investments (American International Trust) (Cost $449,717,966) - 100.0%	$441,391,517	100.0%
	Other assets and liabilities, net - (0.0)%	(20,738)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$441,370,779	100.0%
Blue Chip Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.6%
Communication services - 20.1%
Alphabet, Inc., Class A (A)	17,027	$24,145,137	1.2%
Alphabet, Inc., Class C (A)	76,716	108,446,505	5.2%
Facebook, Inc., Class A (A)	589,919	133,952,907	6.5%
InterActiveCorp (A)	46,985	15,194,949	0.7%
Netflix, Inc. (A)	107,341	48,844,449	2.4%
Sea, Ltd., ADR (A)	105,300	11,292,372	0.5%
Spotify Technology SA (A)	39,338	10,156,678	0.5%
Tencent Holdings, Ltd.	901,800	57,785,421	2.8%
OTHER SECURITIES		6,313,590	0.3%
		416,132,008
Consumer discretionary - 20.5%
Alibaba Group Holding, Ltd., ADR (A)	383,650	82,753,305	4.0%
Amazon.com, Inc. (A)	88,293	243,584,494	11.8%
Booking Holdings, Inc. (A)	10,490	16,703,647	0.8%
Dollar General Corp.	133,442	25,422,035	1.2%
Lululemon Athletica, Inc. (A)	46,588	14,535,922	0.7%
Ross Stores, Inc.	145,248	12,380,940	0.6%
OTHER SECURITIES		28,749,101	1.4%
		424,129,444
Consumer staples - 0.1%		2,006,502	0.1%
Energy - 0.0%		422,357	0.0%
Financials - 3.8%
Intercontinental Exchange, Inc.	104,259	9,550,124	0.5%
Morgan Stanley	188,449	9,102,087	0.4%
S&P Global, Inc.	47,287	15,580,121	0.8%
Willis Towers Watson PLC	88,572	17,444,255	0.8%
OTHER SECURITIES		27,278,739	1.3%
		78,955,326
Health care - 14.4%
Anthem, Inc.	62,610	16,465,178	0.8%
Becton, Dickinson and Company	47,988	11,482,089	0.5%
Centene Corp. (A)	235,906	14,991,826	0.7%
Cigna Corp.	182,299	34,208,407	1.6%
Danaher Corp.	150,732	26,653,940	1.3%
Incyte Corp. (A)	88,200	9,170,154	0.4%
Intuitive Surgical, Inc. (A)	46,216	26,335,263	1.3%
Stryker Corp.	150,088	27,044,357	1.3%
Thermo Fisher Scientific, Inc.	63,238	22,913,657	1.1%
UnitedHealth Group, Inc.	137,682	40,609,306	2.0%
Vertex Pharmaceuticals, Inc. (A)	132,630	38,503,815	1.9%
OTHER SECURITIES		31,101,134	1.5%
		299,479,126
Industrials - 3.0%
CoStar Group, Inc. (A)	18,103	12,865,259	0.6%
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
Equifax, Inc.	55,076	$9,466,463	0.5%
Roper Technologies, Inc.	32,339	12,555,940	0.6%
OTHER SECURITIES		27,805,426	1.3%
		62,693,088
Information technology - 37.2%
Apple, Inc.	219,690	80,142,912	3.9%
DocuSign, Inc. (A)	59,449	10,237,712	0.5%
Fidelity National Information Services, Inc.	238,847	32,026,994	1.5%
Fiserv, Inc. (A)	252,322	24,631,674	1.2%
Global Payments, Inc.	212,439	36,033,903	1.7%
Intuit, Inc.	136,264	40,360,034	2.0%
Marvell Technology Group, Ltd.	378,927	13,285,181	0.6%
Mastercard, Inc., Class A	189,865	56,143,081	2.7%
Microsoft Corp.	589,151	119,898,120	5.8%
NVIDIA Corp.	63,203	24,011,452	1.2%
PayPal Holdings, Inc. (A)	293,192	51,082,842	2.5%
salesforce.com, Inc. (A)	212,443	39,796,947	1.9%
ServiceNow, Inc. (A)	124,373	50,378,527	2.4%
Splunk, Inc. (A)	96,876	19,249,261	0.9%
Synopsys, Inc. (A)	71,048	13,854,360	0.7%
Visa, Inc., Class A (B)	355,755	68,721,193	3.3%
Wix.com, Ltd. (A)	37,648	9,646,171	0.5%
Workday, Inc., Class A (A)	96,601	18,099,163	0.9%
OTHER SECURITIES		62,932,033	3.0%
		770,531,560
Materials - 0.4%		8,541,469	0.4%
Real estate - 0.0%		1,125,683	0.0%
Utilities - 0.1%		1,167,376	0.1%
TOTAL COMMON STOCKS (Cost $1,244,646,645)		$2,065,183,939
SHORT-TERM INVESTMENTS - 3.6%
Short-term funds - 3.6%
John Hancock Collateral Trust, 0.2429% (C)(D)	6,517,232	65,245,969	3.2%
T. Rowe Price Government Reserve Fund, 0.2119% (C)	8,705,301	8,705,301	0.4%
OTHER SECURITIES		500,000	0.0%
		74,451,270
TOTAL SHORT-TERM INVESTMENTS (Cost $74,452,826)		$74,451,270
Total Investments (Blue Chip Growth Trust) (Cost $1,319,099,471) - 103.2%		$2,139,635,209	103.2%
Other assets and liabilities, net - (3.2)%		(67,117,904)	(3.2)%
TOTAL NET ASSETS - 100.0%		$2,072,517,305	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.3%
Communication services - 15.0%
Alphabet, Inc., Class A (A)	9,818	$13,922,415	2.3%
Alphabet, Inc., Class C (A)	9,796	13,847,724	2.3%
Facebook, Inc., Class A (A)	93,454	21,220,600	3.5%
Netflix, Inc. (A)	53,268	24,239,071	4.1%
Spotify Technology SA (A)	22,935	5,921,582	1.0%
Tencent Holdings, Ltd.	162,684	10,424,444	1.7%
OTHER SECURITIES		609,329	0.1%
		90,185,165
Consumer discretionary - 21.6%
Alibaba Group Holding, Ltd., ADR (A)	54,194	11,689,646	2.0%
Amazon.com, Inc. (A)	16,405	45,258,442	7.6%
Carvana Company (A)(B)	19,340	2,324,668	0.4%
Chipotle Mexican Grill, Inc. (A)	8,104	8,528,325	1.4%
Kering SA	11,364	6,212,914	1.0%
Lululemon Athletica, Inc. (A)	44,389	13,849,812	2.3%
NIKE, Inc., Class B	81,413	7,982,545	1.3%
Tesla, Inc. (A)	22,023	23,780,656	4.0%
The Home Depot, Inc.	38,252	9,582,509	1.6%
		129,209,517
Consumer staples - 3.1%
Costco Wholesale Corp.	30,405	9,219,100	1.5%
The Estee Lauder Companies, Inc., Class A	49,364	9,314,000	1.6%
		18,533,100
Financials - 2.5%
S&P Global, Inc.	23,944	7,889,069	1.3%
The Goldman Sachs Group, Inc.	36,850	7,282,297	1.2%
		15,171,366
Health care - 9.5%
AstraZeneca PLC, ADR	232,879	12,316,970	2.0%
BioMarin Pharmaceutical, Inc. (A)(B)	37,656	4,644,491	0.8%
Danaher Corp.	19,321	3,416,532	0.6%
DexCom, Inc. (A)	15,399	6,242,755	1.0%
Eli Lilly & Company	55,036	9,035,810	1.5%
Illumina, Inc. (A)	9,874	3,656,836	0.6%
Teladoc Health, Inc. (A)(B)	20,095	3,834,930	0.6%
Vertex Pharmaceuticals, Inc. (A)	28,641	8,314,769	1.4%
OTHER SECURITIES		5,683,745	1.0%
		57,146,838
Industrials - 3.4%
The Boeing Company	29,475	5,402,768	0.9%
Uber Technologies, Inc. (A)	314,692	9,780,627	1.6%
Union Pacific Corp.	31,975	5,406,013	0.9%
		20,589,408
Information technology - 43.5%
Adobe, Inc. (A)	41,318	17,986,139	3.0%
Adyen NV (A)(C)	8,703	12,680,247	2.1%
Apple, Inc.	89,917	32,801,722	5.5%
Atlassian Corp. PLC, Class A (A)	32,780	5,909,252	1.0%
Coupa Software, Inc. (A)(B)	26,101	7,231,021	1.2%
Crowdstrike Holdings, Inc., Class A (A)	56,012	5,617,443	0.9%
Mastercard, Inc., Class A	67,144	19,854,481	3.3%
Microsoft Corp.	175,387	35,693,008	6.0%
NVIDIA Corp.	47,541	18,061,301	3.0%
PayPal Holdings, Inc. (A)	80,818	14,080,920	2.4%
RingCentral, Inc., Class A (A)	22,357	6,371,969	1.1%
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
salesforce.com, Inc. (A)	95,532	$17,896,010	3.0%
ServiceNow, Inc. (A)	13,494	5,465,880	0.9%
Shopify, Inc., Class A (A)	16,643	15,797,536	2.6%
Splunk, Inc. (A)	49,021	9,740,473	1.6%
The Trade Desk, Inc., Class A (A)(B)	12,015	4,884,098	0.8%
Twilio, Inc., Class A (A)	35,780	7,850,848	1.3%
Visa, Inc., Class A (B)	82,834	16,001,044	2.7%
Workday, Inc., Class A (A)	36,317	6,804,353	1.1%
		260,727,745
Real estate - 0.7%
American Tower Corp.	15,297	3,954,886	0.7%
TOTAL COMMON STOCKS (Cost $389,842,449)		$595,518,025
SHORT-TERM INVESTMENTS - 4.3%
Short-term funds - 4.3%
John Hancock Collateral Trust, 0.2429% (D)(E)	2,083,057	20,854,105	3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (D)	4,991,229	4,991,229	0.8%
		25,845,334
TOTAL SHORT-TERM INVESTMENTS (Cost $25,845,859)		$25,845,334
Total Investments (Capital Appreciation Trust) (Cost $415,688,308) - 103.6%		$621,363,359	103.6%
Other assets and liabilities, net - (3.6)%		(21,395,773)	(3.6)%
TOTAL NET ASSETS - 100.0%		$599,967,586	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 65.9%
Communication services - 4.1%
Alphabet, Inc., Class A (A)	401	$568,638	0.2%
Alphabet, Inc., Class C (A)(B)	6,877	9,721,396	2.5%
Facebook, Inc., Class A (A)	24,600	5,585,922	1.4%
		15,875,956
Consumer discretionary - 6.3%
Amazon.com, Inc. (A)	3,024	8,342,672	2.1%
Hilton Worldwide Holdings, Inc. (B)	81,805	6,008,577	1.5%
Marriott International, Inc., Class A	30,782	2,638,941	0.7%
Yum! Brands, Inc. (B)	68,769	5,976,714	1.5%
OTHER SECURITIES		1,884,184	0.5%
		24,851,088

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples - 1.7%
Keurig Dr. Pepper, Inc.	237,010	$6,731,084	1.7%
Financials - 5.5%
CME Group, Inc. (B)	17,600	2,860,704	0.7%
Intercontinental Exchange, Inc.	64,865	5,941,634	1.5%
Marsh & McLennan Companies, Inc.	100,461	10,786,498	2.8%
OTHER SECURITIES		1,843,279	0.5%
		21,432,115
Health care - 14.6%
Alcon, Inc. (A)	58,600	3,367,111	0.9%
Avantor, Inc. (A)(B)	92,029	1,564,493	0.4%
Becton, Dickinson and Company (B)	42,701	10,217,068	2.6%
Boston Scientific Corp. (A)	72,278	2,537,681	0.7%
Danaher Corp.	46,959	8,303,760	2.1%
Envista Holdings Corp. (A)(C)	114,435	2,413,434	0.6%
Humana, Inc. (B)	22,761	8,825,578	2.3%
PerkinElmer, Inc. (C)	61,179	6,001,048	1.5%
Thermo Fisher Scientific, Inc.	20,921	7,580,515	1.9%
UnitedHealth Group, Inc.	21,834	6,439,938	1.6%
		57,250,626
Industrials - 8.4%
Fortive Corp. (C)	140,470	9,504,200	2.4%
General Electric Company	2,106,965	14,390,571	3.7%
Ingersoll Rand, Inc. (A)	145,262	4,084,767	1.1%
Roper Technologies, Inc. (B)	7,307	2,837,016	0.7%
OTHER SECURITIES		1,960,023	0.5%
		32,776,577
Information technology - 14.2%
Fiserv, Inc. (A)	96,756	9,445,321	2.4%
Global Payments, Inc. (B)	41,935	7,113,015	1.8%
Maxim Integrated Products, Inc.	58,162	3,525,199	0.9%
Microsoft Corp. (B)	98,500	20,045,735	5.1%
NXP Semiconductors NV (B)	63,061	7,191,468	1.9%
Visa, Inc., Class A (B)	33,086	6,391,223	1.6%
OTHER SECURITIES		2,024,234	0.5%
		55,736,195
Materials - 1.3%
Linde PLC	23,871	5,063,278	1.3%
Utilities - 9.8%
Alliant Energy Corp.	48,243	2,307,945	0.6%
Ameren Corp.	91,306	6,424,290	1.6%
American Electric Power Company, Inc.	146,539	11,670,366	3.0%
Atmos Energy Corp.	31,352	3,122,032	0.8%
Exelon Corp.	112,393	4,078,742	1.0%
NextEra Energy, Inc. (B)	9,424	2,263,362	0.6%
NiSource, Inc. (C)	223,461	5,081,503	1.3%
Xcel Energy, Inc. (B)	57,173	3,573,313	0.9%
		38,521,553
TOTAL COMMON STOCKS (Cost $230,604,263)		$258,238,472
PREFERRED SECURITIES - 4.1%
Financials - 1.3%
Wells Fargo & Company, 7.500%	3,282	4,256,754	1.1%
OTHER SECURITIES		708,364	0.2%
		4,965,118
Health care - 1.0%
Avantor, Inc., 6.250%	46,612	2,675,529	0.7%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Health care (continued)
Boston Scientific Corp., 5.500%	12,465	$1,304,961	0.3%
		3,980,490
Industrials - 0.2%
Fortive Corp., 5.000%	907	783,648	0.2%
Utilities - 1.6%
American Electric Power Company, Inc., 6.125% (C)	9,302	450,310	0.1%
CMS Energy Corp., 5.875%	41,200	1,053,896	0.3%
CMS Energy Corp., 5.875%	50,000	1,310,500	0.3%
NextEra Energy, Inc., 5.279%	22,612	959,879	0.2%
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,000	516,200	0.1%
OTHER SECURITIES		2,224,256	0.6%
		6,515,041
TOTAL PREFERRED SECURITIES (Cost $16,025,033)		$16,244,297
CORPORATE BONDS - 9.6%
Communication services - 3.3%
CCO Holdings LLC 4.000%, 03/01/2023 (D)	$416,000	417,040	0.1%
CCO Holdings LLC 5.000%, 02/01/2028 (D)	2,095,000	2,163,088	0.6%
CCO Holdings LLC 5.125%, 05/01/2027 (D)	1,341,000	1,387,399	0.4%
CCO Holdings LLC 5.875%, 04/01/2024 (D)	555,000	572,344	0.1%
Netflix, Inc. 4.375%, 11/15/2026	1,260,000	1,310,614	0.3%
Netflix, Inc. 4.875%, 04/15/2028	1,680,000	1,796,374	0.5%
Netflix, Inc. 5.500%, 02/15/2022	45,000	46,924	0.0%
Netflix, Inc. 5.875%, 02/15/2025	405,000	450,437	0.1%
Netflix, Inc. 5.875%, 11/15/2028	2,350,000	2,672,655	0.7%
Netflix, Inc. 6.375%, 05/15/2029	1,165,000	1,357,225	0.4%
OTHER SECURITIES		716,167	0.1%
		12,890,267
Consumer discretionary - 2.2%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,442,000	1,478,050	0.4%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.000%, 06/01/2024 (D)	567,000	577,631	0.2%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/2026 (D)	945,000	968,625	0.2%
Marriott International, Inc. 3.125%, 06/15/2026	120,000	116,725	0.0%
Marriott International, Inc. (3 month LIBOR + 0.650%) 0.968%, 03/08/2021 (E)	135,000	133,703	0.0%
Yum! Brands, Inc. 3.750%, 11/01/2021	950,000	957,125	0.2%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. 3.875%, 11/01/2020	$527,000	$527,000	0.1%
Yum! Brands, Inc. 3.875%, 11/01/2023	440,000	452,650	0.1%
Yum! Brands, Inc. 4.750%, 01/15/2030 (D)	2,000	2,030	0.0%
Yum! Brands, Inc. 5.350%, 11/01/2043	579,000	555,840	0.1%
Yum! Brands, Inc. 6.875%, 11/15/2037	367,000	394,525	0.1%
OTHER SECURITIES		2,334,771	0.8%
		8,498,675
Energy - 0.0%		175,000	0.0%
Financials - 0.7%
HUB International, Ltd. 7.000%, 05/01/2026 (D)	25,000	25,000	0.0%
Refinitiv US Holdings, Inc. 6.250%, 05/15/2026 (D)	550,000	583,000	0.1%
Refinitiv US Holdings, Inc. 8.250%, 11/15/2026 (D)	610,000	660,612	0.2%
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (F)	435,000	415,229	0.1%
OTHER SECURITIES		1,268,316	0.3%
		2,952,157
Health care - 1.2%
Avantor, Inc. 6.000%, 10/01/2024 (D)	585,000	611,325	0.1%
Avantor, Inc. 9.000%, 10/01/2025 (D)	2,490,000	2,682,975	0.7%
OTHER SECURITIES		1,326,700	0.4%
		4,621,000
Industrials - 1.1%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	2,920,000	2,292,492	0.6%
OTHER SECURITIES		2,090,241	0.5%
		4,382,733
Information technology - 0.5%		2,157,300	0.5%
Materials - 0.2%		638,717	0.2%
Real estate - 0.3%		1,006,486	0.3%
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	575,000	549,125	0.1%
TOTAL CORPORATE BONDS (Cost $37,176,266)		$37,871,460
TERM LOANS (G) - 6.6%
Communication services - 0.2%		598,109	0.2%
Consumer discretionary - 0.2%		648,994	0.2%
Consumer staples - 0.2%		957,984	0.2%
Financials - 3.9%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 4.020%, 04/25/2025	5,151,812	4,889,946	1.3%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Financials (continued)
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	$1,219,062	$1,195,900	0.3%
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%) 3.428%, 10/01/2025	7,775,668	7,587,108	1.9%
OTHER SECURITIES		1,539,048	0.4%
		15,212,002
Health care - 0.5%		2,045,704	0.5%
Industrials - 0.2%		840,719	0.2%
Information technology - 1.3%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	2,409,004	2,323,677	0.6%
Kronos, Inc., 2017 Term Loan B (1 month LIBOR + 3.000%) 3.179%, 11/01/2023	2,742,845	2,736,838	0.7%
OTHER SECURITIES		188,351	0.0%
		5,248,866
Materials - 0.1%		188,334	0.1%
TOTAL TERM LOANS (Cost $26,397,716)		$25,740,712
ASSET BACKED SECURITIES - 0.4%		1,619,911	0.4%
TOTAL ASSET BACKED SECURITIES (Cost $1,514,839)		$1,619,911
SHORT-TERM INVESTMENTS - 15.5%
Short-term funds - 14.8%
John Hancock Collateral Trust, 0.2429% (H)(I)	360,789	3,611,969	1.0%
T. Rowe Price Government Reserve Fund, 0.2119% (H)	54,101,830	54,101,830	13.8%
		57,713,799
Repurchase agreement - 0.7%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $2,825,000 on 7-1-20, collateralized by $2,874,900 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $2,881,597)	$2,825,000	2,825,000	0.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $60,538,823)		$60,538,799
Total Investments (Capital Appreciation Value Trust) (Cost $372,256,940) - 102.1%		$400,253,651	102.1%
Other assets and liabilities, net - (2.1)%		(8,354,636)	(2.1)%
TOTAL NET ASSETS - 100.0%		$391,899,015	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 6-30-20.

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
Capital Appreciation Value Trust (continued)
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 6-30-20.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	$ 16,014	$ (18,360)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	15,094	(18,360)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	14,774	(18,360)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	1	100	6,377	(9,180)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,717	(2,694)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,687	(2,694)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,427	(2,694)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,247	(2,399)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,227	(2,399)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	3,997	(2,399)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(2,133)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(2,133)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,587	(2,133)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,447	(1,894)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,437	(1,894)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,217	(1,894)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	56	5,600	8,792	(1,923)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	55	5,500	8,635	(1,889)
CITI	American Electric Power Company, Inc.	USD	115.00	Jan 2021	33	3,300	5,825	(263)
GSI	Aptiv PLC	USD	97.50	Jan 2021	12	1,200	6,671	(6,328)
GSI	Aptiv PLC	USD	97.50	Jan 2021	12	1,200	8,010	(6,328)
GSI	Aptiv PLC	USD	100.00	Jan 2021	13	1,300	6,189	(6,043)
GSI	Aptiv PLC	USD	100.00	Jan 2021	12	1,200	6,907	(5,578)
CSFB	Avantor, Inc.	USD	15.00	Jan 2021	34	3,400	4,032	(13,003)
CSFB	Avantor, Inc.	USD	20.00	Jan 2021	10	1,000	2,211	(1,342)
CSFB	Avantor, Inc.	USD	20.00	Jan 2021	40	4,000	9,356	(5,367)
CSFB	Avantor, Inc.	USD	22.50	Jan 2021	10	1,000	1,123	(751)
CSFB	Avantor, Inc.	USD	22.50	Jan 2021	40	4,000	4,896	(3,004)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2021	6	600	10,539	(7,489)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2021	6	600	8,434	(5,570)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	5	500	6,327	(3,383)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	5	500	6,927	(3,383)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	4	400	3,743	(1,368)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	10	1,000	9,138	(3,420)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	14	1,400	13,990	(4,788)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	12	1,200	14,557	(4,104)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	5	500	3,364	(1,710)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	5	500	3,746	(1,710)
CSFB	CME Group, Inc.	USD	170.00	Jan 2021	12	1,200	13,050	(14,954)
CSFB	CME Group, Inc.	USD	170.00	Jan 2021	3	300	3,326	(3,329)
CSFB	CME Group, Inc.	USD	175.00	Jan 2021	12	1,200	10,080	(12,585)
CSFB	CME Group, Inc.	USD	175.00	Jan 2021	3	300	2,941	(2,941)
CSFB	CME Group, Inc.	USD	180.00	Jan 2021	12	1,200	9,158	(10,514)
CSFB	CME Group, Inc.	USD	180.00	Jan 2021	3	300	2,343	(2,343)
CSFB	CME Group, Inc.	USD	185.00	Jan 2021	12	1,200	6,916	(8,724)
CSFB	CME Group, Inc.	USD	185.00	Jan 2021	3	300	1,955	(1,955)
JPM	Danaher Corp.	USD	150.00	Jan 2021	10	1,000	10,870	(32,798)
JPM	Danaher Corp.	USD	160.00	Jan 2021	10	1,000	13,417	(25,299)
JPM	Danaher Corp.	USD	180.00	Jan 2021	10	1,000	8,977	(13,190)
JPM	Danaher Corp.	USD	185.00	Jan 2021	20	2,000	9,463	(21,753)
JPM	Danaher Corp.	USD	190.00	Jan 2021	19	1,900	6,437	(16,843)
The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Danaher Corp.	USD	190.00	Jan 2021	10	1,000	$ 5,963	$ (8,865)
JPM	Facebook, Inc., Class A	USD	195.00	Jan 2021	12	1,200	13,453	(53,474)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2021	12	1,200	11,487	(49,388)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	11	1,100	11,022	(12,373)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	9	900	8,928	(10,124)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	11	1,100	9,757	(10,982)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	9	900	7,893	(8,985)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	11	1,100	8,602	(9,723)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	9	900	6,903	(7,955)
JPM	General Electric Company	USD	8.00	Jan 2021	340	34,000	41,174	(23,936)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	18,044	(1,995)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	19,612	(1,995)
JPM	General Electric Company	USD	15.00	Jan 2021	684	68,400	57,559	(3,933)
JPM	General Electric Company	USD	15.00	Jan 2021	342	34,200	29,200	(1,966)
JPM	General Electric Company	USD	15.00	Jan 2021	205	20,500	17,888	(1,179)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	5	500	7,063	(5,868)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	5	500	7,243	(5,868)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	5	500	5,090	(4,232)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	5	500	5,292	(4,232)
CSFB	Hilton Worldwide Holdings, Inc.	USD	87.50	Jan 2021	4	400	3,023	(1,988)
CSFB	Hilton Worldwide Holdings, Inc.	USD	90.00	Jan 2021	4	400	2,660	(1,711)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	9	900	4,868	(282)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	9	900	3,528	(183)
CSFB	Humana, Inc.	USD	370.00	Jan 2021	6	600	20,272	(30,816)
CSFB	Humana, Inc.	USD	380.00	Jan 2021	6	600	17,694	(27,314)
CSFB	Humana, Inc.	USD	420.00	Jan 2021	5	500	13,832	(13,064)
CSFB	Humana, Inc.	USD	430.00	Jan 2021	5	500	12,002	(11,144)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	50	5,000	7,594	(5,085)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	50	5,000	9,350	(5,085)
JPM	Intercontinental Exchange, Inc.	USD	100.00	Jan 2021	20	2,000	11,846	(8,348)
JPM	Intercontinental Exchange, Inc.	USD	105.00	Jan 2021	20	2,000	8,081	(5,456)
CITI	Keurig Dr. Pepper, Inc.	USD	29.00	Oct 2020	67	6,700	7,046	(9,664)
CITI	Keurig Dr. Pepper, Inc.	USD	30.00	Oct 2020	68	6,800	8,458	(7,071)
CITI	Keurig Dr. Pepper, Inc.	USD	31.00	Oct 2020	68	6,800	6,594	(4,940)
CITI	Microsoft Corp.	USD	165.00	Jan 2021	40	4,000	50,890	(177,493)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	70	7,000	47,257	(310,613)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	67	6,700	46,364	(297,301)
CITI	Microsoft Corp.	USD	170.00	Jan 2021	40	4,000	43,089	(161,817)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	102	10,200	110,874	(412,632)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	55	5,500	58,482	(222,498)
CSFB	NextEra Energy, Inc.	USD	310.00	Jan 2021	8	800	6,708	(1,393)
CSFB	NextEra Energy, Inc.	USD	320.00	Jan 2021	7	700	4,157	(780)
JPM	NXP Semiconductors NV	USD	115.00	Jan 2021	8	800	8,027	(12,072)
JPM	NXP Semiconductors NV	USD	125.00	Jan 2021	8	800	5,456	(8,531)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	23	2,300	17,038	(13,445)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	10	1,000	7,002	(5,846)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	54	5,400	40,910	(31,566)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	2	200	1,053	(956)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	11	1,100	6,220	(5,257)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	2	200	517	(686)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	11	1,100	2,423	(3,774)
GSI	Roper Technologies, Inc.	USD	430.00	Aug 2020	6	600	4,551	(1,762)
GSI	Roper Technologies, Inc.	USD	370.00	Nov 2020	6	600	10,239	(25,882)
GSI	Roper Technologies, Inc.	USD	390.00	Nov 2020	6	600	5,574	(19,062)
GSI	Roper Technologies, Inc.	USD	420.00	Nov 2020	6	600	7,632	(11,185)
GSI	Roper Technologies, Inc.	USD	440.00	Nov 2020	6	600	4,324	(7,452)
RBC	Thermo Fisher Scientific, Inc.	USD	370.00	Jan 2021	6	600	8,435	(16,207)
RBC	Thermo Fisher Scientific, Inc.	USD	390.00	Jan 2021	7	700	5,797	(13,184)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	10	1,000	7,797	(15,496)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	18	1,800	12,731	(27,892)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	4	400	2,838	(6,198)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	2	200	1,859	(3,099)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	6	600	10,285	(11,823)
JPM	UnitedHealth Group, Inc.	USD	330.00	Jan 2021	6	600	8,280	(9,682)
GSI	Visa, Inc., Class A	USD	185.00	Jan 2021	6	600	10,842	(13,500)
The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Visa, Inc., Class A	USD	195.00	Jan 2021	6	600	$ 8,286	$ (10,098)
GSI	Visa, Inc., Class A	USD	200.00	Jan 2021	13	1,300	14,552	(18,644)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	14	1,400	11,154	(14,120)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	17	1,700	21,498	(17,145)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	6	600	7,740	(6,051)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	5	500	4,305	(5,043)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	5	500	4,552	(4,552)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	5	500	3,178	(4,157)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	5	500	3,397	(3,397)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	6	600	5,293	(4,063)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	5	500	2,800	(3,386)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	5	500	2,985	(2,985)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	28	2,800	21,832	(12,108)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	17	1,700	12,087	(7,352)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	7	700	6,599	(3,027)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	8	800	8,185	(3,460)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	28	2,800	17,746	(9,488)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	17	1,700	9,833	(5,760)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	28	2,800	14,361	(7,335)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	17	1,700	7,903	(4,453)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	7	700	4,472	(1,834)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	9	900	6,333	(2,358)
CSFB	Xcel Energy, Inc.	USD	60.00	Oct 2020	24	2,400	9,730	(12,649)
CSFB	Xcel Energy, Inc.	USD	65.00	Oct 2020	25	2,500	5,078	(6,390)
CSFB	Xcel Energy, Inc.	USD	65.00	Oct 2020	34	3,400	17,697	(8,690)
CSFB	Xcel Energy, Inc.	USD	70.00	Dec 2020	27	2,700	7,544	(4,813)
CSFB	Xcel Energy, Inc.	USD	70.00	Dec 2020	26	2,600	3,908	(4,635)
CSFB	Xcel Energy, Inc.	USD	75.00	Dec 2020	27	2,700	3,332	(2,190)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	5	500	3,305	(2,553)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	15	1,500	8,439	(7,659)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	5	500	2,435	(1,757)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	16	1,600	6,440	(5,623)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	17	1,700	8,446	(5,974)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	16	1,600	6,854	(5,623)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	17	1,700	5,805	(3,980)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	16	1,600	4,389	(3,746)
							$1,631,413	$(2,782,998)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.1%
Australia - 0.5%		$1,319,311	0.5%
Bermuda - 1.2%
Everest Re Group, Ltd.	15,505	3,197,131	1.2%
Canada - 4.0%
Barrick Gold Corp.	130,999	3,524,892	1.4%
Kinross Gold Corp. (A)	469,786	3,391,855	1.3%
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Canada (continued)
Yamana Gold, Inc.	630,069	$3,440,177	1.3%
		10,356,924
China - 1.1%		2,927,667	1.1%
Denmark - 1.3%
Novo Nordisk A/S, B Shares	50,370	3,281,491	1.3%

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Finland - 1.6%
Sampo OYJ, A Shares	115,975	$3,997,616	1.6%
France - 14.2%
AXA SA	188,750	3,971,835	1.5%
BNP Paribas SA (A)	109,298	4,366,872	1.7%
Capgemini SE	53,289	6,149,602	2.4%
Eiffage SA (A)	44,248	4,056,046	1.6%
Peugeot SA (A)	128,554	2,108,165	0.8%
Sanofi	50,327	5,132,559	2.0%
TOTAL SA (B)	139,591	5,382,383	2.1%
Vinci SA (B)	34,148	3,166,300	1.2%
OTHER SECURITIES		2,362,318	0.9%
		36,696,080
Germany - 6.0%
Allianz SE	24,351	4,975,920	1.9%
Bayer AG	39,720	2,944,174	1.2%
Siemens AG	22,525	2,656,523	1.0%
OTHER SECURITIES		4,841,835	1.9%
		15,418,452
Greece - 0.8%		1,943,590	0.8%
Hong Kong - 1.7%		4,426,374	1.7%
Hungary - 0.9%
OTP Bank NYRT (A)	69,474	2,442,380	0.9%
India - 0.6%		1,420,580	0.6%
Indonesia - 0.7%		1,865,877	0.7%
Ireland - 1.0%
CRH PLC	76,540	2,626,645	1.0%
Italy - 1.8%
Enel SpA	314,217	2,717,476	1.0%
OTHER SECURITIES		1,964,843	0.8%
		4,682,319
Japan - 21.9%
Hitachi, Ltd.	201,400	6,401,465	2.5%
KDDI Corp.	161,800	4,827,650	1.9%
NEC Corp.	68,200	3,276,716	1.3%
Nippon Telegraph & Telephone Corp.	120,300	2,802,924	1.1%
Sanwa Holdings Corp.	271,500	2,439,859	0.9%
Sony Corp.	93,100	6,426,710	2.5%
Sumitomo Mitsui Financial Group, Inc.	89,900	2,537,140	1.0%
Tokyo Electron, Ltd.	10,300	2,541,461	1.0%
Zenkoku Hosho Company, Ltd.	71,000	2,682,234	1.0%
OTHER SECURITIES		22,550,456	8.7%
		56,486,615
Macau - 0.5%		1,233,530	0.5%
Malta - 0.0%		0	0.0%
Netherlands - 5.2%
ING Groep NV	420,061	2,928,193	1.1%
Koninklijke Ahold Delhaize NV	121,822	3,320,129	1.3%
Royal Dutch Shell PLC, A Shares	134,623	2,155,477	0.9%
OTHER SECURITIES		4,982,224	1.9%
		13,386,023
Norway - 0.5%		1,331,467	0.5%
Singapore - 0.5%		1,345,187	0.5%
South Korea - 4.9%
Hana Financial Group, Inc.	105,023	2,388,471	0.9%
KB Financial Group, Inc.	80,260	2,272,128	0.9%
KT Corp., ADR	254,612	2,479,921	1.0%
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	94,168	$4,168,594	1.6%
OTHER SECURITIES		1,252,327	0.5%
		12,561,441
Spain - 0.9%		2,208,683	0.9%
Sweden - 1.2%		3,187,855	1.2%
Switzerland - 8.6%
Novartis AG	89,000	7,753,775	3.0%
Roche Holding AG	16,769	5,809,612	2.2%
UBS Group AG	350,687	4,050,107	1.6%
OTHER SECURITIES		4,540,317	1.8%
		22,153,811
Taiwan - 0.3%		883,689	0.3%
United Kingdom - 13.3%
Aviva PLC	626,973	2,125,041	0.8%
BAE Systems PLC	501,308	2,997,542	1.1%
BP PLC	692,851	2,654,334	1.0%
Direct Line Insurance Group PLC	743,478	2,492,915	1.0%
Imperial Brands PLC	158,383	3,015,076	1.2%
Nomad Foods, Ltd. (A)	194,723	4,176,808	1.6%
Persimmon PLC	88,615	2,507,934	1.0%
Tesco PLC	1,315,344	3,699,608	1.4%
Unilever PLC	41,493	2,238,169	0.9%
OTHER SECURITIES		8,491,575	3.3%
		34,399,002
United States - 0.9%
Applied Materials, Inc.	37,105	2,242,993	0.9%
TOTAL COMMON STOCKS (Cost $260,115,684)		$248,022,733
SHORT-TERM INVESTMENTS - 6.7%
Short-term funds - 6.7%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0686% (C)	8,418,482	8,418,482	3.3%
John Hancock Collateral Trust, 0.2429% (C)(D)	892,439	8,934,470	3.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $17,353,015)		$17,352,952
Total Investments (Disciplined Value International Trust) (Cost $277,468,699) - 102.8%		$265,375,685	102.8%
Other assets and liabilities, net - (2.8)%		(7,217,821)	(2.8)%
TOTAL NET ASSETS - 100.0%		$258,157,864	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.4%
Australia - 0.0%		$40,120	0.0%
Belgium - 0.0%		11,815	0.0%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Brazil - 4.1%
Banco Bradesco SA	77,929	$271,700	0.2%
Petroleo Brasileiro SA	446,047	1,832,384	1.0%
Vale SA	424,884	4,369,084	2.3%
OTHER SECURITIES		1,353,564	0.6%
		7,826,732
Chile - 0.7%		1,382,596	0.7%
China - 20.7%
Agricultural Bank of China, Ltd., H Shares	2,020,000	817,584	0.4%
Baidu, Inc., ADR (A)	12,811	1,535,913	0.8%
Bank of China, Ltd., H Shares	6,067,694	2,247,675	1.2%
China Construction Bank Corp., H Shares	8,773,000	7,135,811	3.8%
China Petroleum & Chemical Corp., ADR (B)	15,616	655,247	0.4%
China Petroleum & Chemical Corp., H Shares	1,022,000	427,461	0.2%
CNOOC, Ltd.	2,087,000	2,342,299	1.2%
CNOOC, Ltd., ADR	987	111,351	0.1%
Country Garden Holdings Company, Ltd.	784,000	972,395	0.5%
Industrial & Commercial Bank of China, Ltd., H Shares	6,288,000	3,801,526	2.0%
PetroChina Company, Ltd., ADR	1,761	58,236	0.0%
PetroChina Company, Ltd., H Shares	2,098,000	701,552	0.4%
Semiconductor Manufacturing International Corp. (A)	243,000	852,433	0.5%
Sunac China Holdings, Ltd.	169,000	715,206	0.4%
Trip.com Group, Ltd., ADR (A)	32,171	833,872	0.4%
OTHER SECURITIES		16,085,245	8.4%
		39,293,806
Colombia - 0.1%		271,370	0.1%
Czech Republic - 0.2%		349,405	0.2%
Greece - 0.3%		506,456	0.3%
Hong Kong - 7.8%
China Mobile, Ltd.	606,000	4,091,749	2.2%
China Mobile, Ltd., ADR	30,020	1,009,873	0.5%
China Overseas Land & Investment, Ltd.	421,000	1,285,497	0.7%
China Resources Land, Ltd.	366,000	1,398,923	0.7%
OTHER SECURITIES		6,997,528	3.7%
		14,783,570
Hungary - 0.3%		512,093	0.3%
India - 12.7%
Bharti Airtel, Ltd. (A)	192,758	1,432,632	0.8%
Dr. Reddy's Laboratories, Ltd.	13,052	684,579	0.4%
ICICI Bank, Ltd.	223,707	1,044,587	0.6%
ICICI Bank, Ltd., ADR	30,901	287,070	0.2%
Reliance Industries, Ltd., GDR (C)	161,712	7,474,620	3.9%
OTHER SECURITIES		13,250,403	6.8%
		24,173,891
Indonesia - 1.7%		3,275,871	1.7%
Malaysia - 2.1%		3,999,946	2.1%
Mexico - 2.3%
Grupo Mexico SAB de CV, Series B	390,404	907,028	0.5%
OTHER SECURITIES		3,448,130	1.8%
		4,355,158
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Philippines - 1.2%		$2,230,204	1.2%
Poland - 0.8%		1,495,781	0.8%
Russia - 1.8%
Gazprom PJSC, ADR	220,287	1,189,535	0.6%
LUKOIL PJSC, ADR (London Stock Exchange)	24,056	1,788,183	1.0%
OTHER SECURITIES		399,646	0.2%
		3,377,364
South Africa - 4.5%
AngloGold Ashanti, Ltd.	33,638	989,704	0.5%
Gold Fields, Ltd., ADR	115,161	1,082,513	0.6%
Investec, Ltd.	25,084	50,111	0.0%
Standard Bank Group, Ltd.	130,201	785,923	0.4%
OTHER SECURITIES		5,716,715	3.0%
		8,624,966
South Korea - 14.0%
Hana Financial Group, Inc.	35,399	805,057	0.4%
Hyundai Mobis Company, Ltd.	5,175	830,687	0.5%
Hyundai Motor Company	12,189	1,001,246	0.5%
KB Financial Group, Inc.	5,839	165,300	0.1%
KB Financial Group, Inc., ADR	39,288	1,092,992	0.6%
Kia Motors Corp.	30,570	826,080	0.5%
LG Electronics, Inc.	16,836	892,236	0.5%
POSCO	8,604	1,253,229	0.7%
Samsung Electronics Company, Ltd.	48,388	2,142,022	1.1%
Samsung Electronics Company, Ltd., GDR	130	142,118	0.1%
Shinhan Financial Group Company, Ltd.	2,494	60,271	0.1%
Shinhan Financial Group Company, Ltd., ADR (B)	53,321	1,282,903	0.7%
SK Holdings Company, Ltd.	2,806	682,426	0.4%
OTHER SECURITIES		15,400,630	7.8%
		26,577,197
Taiwan - 17.8%
Catcher Technology Company, Ltd.	96,000	727,505	0.4%
Cathay Financial Holding Company, Ltd.	952,423	1,354,808	0.7%
China Steel Corp.	1,809,180	1,274,086	0.7%
CTBC Financial Holding Company, Ltd.	2,343,348	1,624,030	0.9%
First Financial Holding Company, Ltd.	906,781	699,079	0.4%
Fubon Financial Holding Company, Ltd.	874,417	1,305,520	0.7%
Hon Hai Precision Industry Company, Ltd.	1,016,448	2,984,449	1.6%
Mega Financial Holding Company, Ltd.	830,472	872,950	0.5%
Taiwan Cement Corp.	769,815	1,120,107	0.6%
United Microelectronics Corp.	1,814,794	981,152	0.5%
Yuanta Financial Holding Company, Ltd.	1,238,319	736,958	0.4%
OTHER SECURITIES		20,189,141	10.4%
		33,869,785
Thailand - 2.6%
PTT PCL	938,700	1,158,728	0.6%
OTHER SECURITIES		3,880,407	2.0%
		5,039,135
Turkey - 0.7%		1,292,208	0.7%

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Ukraine - 0.0%		$92,263	0.0%
United States - 0.0%		96,221	0.0%
TOTAL COMMON STOCKS (Cost $226,366,282)		$183,477,953
PREFERRED SECURITIES - 1.8%
Brazil - 1.7%
Banco Bradesco SA	129,972	494,735	0.3%
Petroleo Brasileiro SA	559,447	2,216,966	1.2%
OTHER SECURITIES		566,912	0.2%
		3,278,613
Colombia - 0.1%		96,495	0.1%
TOTAL PREFERRED SECURITIES (Cost $4,768,194)		$3,375,108
RIGHTS - 0.0%		9,532	0.0%
TOTAL RIGHTS (Cost $34,916)		$9,532
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 0.2429% (D)(E)	318,466	3,188,259	1.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,188,380)		$3,188,259
Total Investments (Emerging Markets Value Trust) (Cost $234,357,772) - 99.9%		$190,050,852	99.9%
Other assets and liabilities, net - 0.1%		203,882	0.1%
TOTAL NET ASSETS - 100.0%		$190,254,734	100.0%
Emerging Markets Value Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	27	Long	Sep 2020	$1,320,924	$1,328,940	$8,016
						$8,016
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.0%
Communication services - 5.3%
Comcast Corp., Class A	525,888	$20,499,114	1.6%
Fox Corp., Class B	534,132	14,336,103	1.1%
News Corp., Class A	1,081,757	12,829,638	1.0%
OTHER SECURITIES		21,624,226	1.6%
		69,289,081
Consumer discretionary - 2.8%
Las Vegas Sands Corp.	262,360	11,947,874	0.9%
OTHER SECURITIES		24,595,249	1.9%
		36,543,123
Consumer staples - 8.1%
Conagra Brands, Inc.	603,830	21,236,701	1.6%
Kimberly-Clark Corp.	162,093	22,911,846	1.7%
Philip Morris International, Inc.	347,651	24,356,429	1.9%
Tyson Foods, Inc., Class A	390,888	23,339,922	1.8%
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
OTHER SECURITIES		$14,539,931	1.1%
		106,384,829
Energy - 8.3%
Enbridge, Inc.	389,860	11,859,541	0.9%
Exxon Mobil Corp.	289,180	12,932,130	1.0%
TC Energy Corp. (A)	461,032	19,759,832	1.5%
TOTAL SA (A)	695,897	26,832,681	2.0%
TOTAL SA, ADR	69,200	2,661,432	0.2%
OTHER SECURITIES		34,882,560	2.7%
		108,928,176
Financials - 19.3%
American International Group, Inc.	761,971	23,758,256	1.8%
Chubb, Ltd.	230,775	29,220,731	2.2%
Fifth Third Bancorp	968,061	18,664,216	1.4%

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
JPMorgan Chase & Co.	185,392	$17,437,972	1.3%
Loews Corp.	458,708	15,729,097	1.2%
MetLife, Inc.	633,055	23,119,169	1.8%
Morgan Stanley	582,831	28,150,737	2.2%
State Street Corp.	286,552	18,210,380	1.4%
Wells Fargo & Company	1,369,190	35,051,264	2.7%
OTHER SECURITIES		42,126,433	3.3%
		251,468,255
Health care - 14.2%
AbbVie, Inc.	263,647	25,884,862	2.0%
Anthem, Inc.	77,826	20,466,681	1.6%
Becton, Dickinson and Company	70,111	16,775,459	1.3%
CVS Health Corp.	355,446	23,093,327	1.8%
Gilead Sciences, Inc.	185,805	14,295,837	1.1%
Johnson & Johnson	166,075	23,355,127	1.8%
Medtronic PLC	205,655	18,858,564	1.4%
Pfizer, Inc.	598,611	19,574,580	1.5%
OTHER SECURITIES		22,743,630	1.7%
		185,048,067
Industrials - 11.0%
General Electric Company	3,698,507	25,260,803	1.9%
L3Harris Technologies, Inc.	101,653	17,247,465	1.3%
Stericycle, Inc. (B)	181,127	10,139,489	0.8%
The Boeing Company	107,486	19,702,184	1.5%
United Parcel Service, Inc., Class B	238,870	26,557,567	2.0%
OTHER SECURITIES		44,411,090	3.5%
		143,318,598
Information technology - 9.0%
Applied Materials, Inc.	230,691	13,945,271	1.1%
Cisco Systems, Inc.	433,876	20,235,977	1.5%
Microsoft Corp.	97,653	19,873,362	1.5%
QUALCOMM, Inc.	424,569	38,724,935	3.0%
Texas Instruments, Inc.	114,861	14,583,901	1.1%
OTHER SECURITIES		9,944,623	0.8%
		117,308,069
Materials - 5.2%
CF Industries Holdings, Inc.	589,878	16,599,167	1.3%
DuPont de Nemours, Inc.	523,217	27,798,519	2.1%
International Paper Company (A)	509,297	17,932,347	1.4%
OTHER SECURITIES		5,194,597	0.4%
		67,524,630
Real estate - 4.1%
Equity Residential	264,034	15,530,480	1.2%
Weyerhaeuser Company	854,296	19,187,488	1.5%
OTHER SECURITIES		18,719,772	1.4%
		53,437,740
Utilities - 7.7%
Edison International	260,332	14,138,631	1.1%
NextEra Energy, Inc.	43,562	10,462,286	0.8%
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Utilities (continued)
NiSource, Inc.	1,071,857	$24,374,028	1.9%
Sempra Energy	77,067	9,034,564	0.7%
The Southern Company	662,819	34,367,165	2.6%
OTHER SECURITIES		8,054,032	0.6%
		100,430,706
TOTAL COMMON STOCKS (Cost $1,235,839,020)		$1,239,681,274
PREFERRED SECURITIES - 2.0%
Energy - 0.7%
Sempra Energy, 6.000%	77,626	7,586,389	0.5%
Sempra Energy, 6.750%	24,765	2,433,409	0.2%
		10,019,798
Health care - 0.5%
Becton, Dickinson and Company, 6.000%	118,222	6,289,410	0.5%
Utilities - 0.8%
NextEra Energy, Inc., 5.279%	102,055	4,332,235	0.3%
The Southern Company, 6.750%	134,102	5,908,534	0.5%
		10,240,769
TOTAL PREFERRED SECURITIES (Cost $27,957,794)		$26,549,977
CONVERTIBLE BONDS - 0.2%
Financials - 0.2%		2,852,603	0.2%
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$2,852,603
SHORT-TERM INVESTMENTS - 5.8%
Short-term funds - 5.8%
John Hancock Collateral Trust, 0.2429% (C)(D)	3,778,597	37,828,666	2.9%
T. Rowe Price Government Reserve Fund, 0.2119% (C)	34,492,241	34,492,241	2.7%
OTHER SECURITIES		3,000,000	0.2%
		75,320,907
TOTAL SHORT-TERM INVESTMENTS (Cost $75,321,432)		$75,320,907
Total Investments (Equity Income Trust) (Cost $1,342,242,246) - 103.0%		$1,344,404,761	103.0%
Other assets and liabilities, net - (3.0)%		(38,719,344)	(3.0)%
TOTAL NET ASSETS - 100.0%		$1,305,685,417	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-20.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	68	Long	Sep 2020	$10,267,215	$10,486,450	$219,235
						$219,235
The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Financial Industries Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.0%
Financials - 75.4%
3i Group PLC	236,725	$2,437,556	2.0%
American Express Company	12,387	1,179,242	1.0%
Aon PLC, Class A	12,529	2,413,085	2.0%
Ares Management Corp., Class A (A)	75,656	3,003,543	2.5%
Arthur J. Gallagher & Company	31,462	3,067,230	2.6%
Atlantic Union Bankshares Corp.	40,474	937,378	0.8%
Bank of America Corp.	150,902	3,583,923	3.0%
Berkshire Hathaway, Inc., Class B (B)	5,759	1,028,039	0.9%
BlackRock, Inc.	1,943	1,057,167	0.9%
Brookfield Asset Management, Inc., Class A (A)	47,562	1,564,790	1.3%
Cboe Global Markets, Inc.	23,455	2,187,882	1.8%
Citigroup, Inc.	76,108	3,889,119	3.3%
Citizens Financial Group, Inc.	71,819	1,812,712	1.5%
Close Brothers Group PLC	88,767	1,215,271	1.0%
Danske Bank A/S (B)	156,517	2,092,389	1.8%
Discover Financial Services	23,592	1,181,723	1.0%
Equitable Holdings, Inc.	51,807	999,357	0.8%
First Merchants Corp.	36,350	1,002,170	0.8%
JPMorgan Chase & Co.	38,621	3,632,691	3.0%
KeyCorp	110,682	1,348,107	1.1%
Kinsale Capital Group, Inc.	25,538	3,963,753	3.3%
KKR & Company, Inc. (A)	88,038	2,718,613	2.3%
M&T Bank Corp.	9,579	995,929	0.8%
Onex Corp.	33,111	1,495,800	1.3%
Palomar Holdings, Inc. (B)	43,769	3,753,629	3.1%
Pinnacle Financial Partners, Inc.	26,305	1,104,547	0.9%
RenaissanceRe Holdings, Ltd.	8,608	1,472,226	1.2%
Stock Yards Bancorp, Inc.	27,736	1,114,987	0.9%
SVB Financial Group (B)	9,857	2,124,479	1.8%
The Blackstone Group, Inc., Class A	48,443	2,744,780	2.3%
The Hanover Insurance Group, Inc.	19,828	2,009,171	1.7%
The Hartford Financial Services Group, Inc.	50,854	1,960,422	1.6%
Tradeweb Markets, Inc., Class A	40,820	2,373,275	2.0%
TriCo Bancshares	36,758	1,119,281	0.9%
Voya Financial, Inc.	53,619	2,501,326	2.1%
Western Alliance Bancorp	40,569	1,536,348	1.3%
Willis Towers Watson PLC	6,975	1,373,726	1.2%
Zions Bancorp NA	43,703	1,485,902	1.2%
OTHER SECURITIES		14,542,430	12.4%
		90,023,998
Industrials - 0.3%		432,138	0.3%
Information technology - 12.2%
Adyen NV (B)(C)	2,769	4,034,425	3.4%
Financial Industries Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
EVERTEC, Inc.	32,902	$924,546	0.8%
Fidelity National Information Services, Inc.	9,971	1,337,011	1.1%
Fiserv, Inc. (B)	14,178	1,384,056	1.2%
Global Payments, Inc.	6,491	1,101,003	0.9%
Visa, Inc., Class A	25,077	4,844,129	4.0%
OTHER SECURITIES		910,030	0.8%
		14,535,200
Real estate - 8.1%
Lexington Realty Trust	106,449	1,123,037	0.9%
Nippon Prologis REIT, Inc.	423	1,285,342	1.1%
Prologis, Inc.	38,743	3,615,884	3.0%
Rexford Industrial Realty, Inc.	35,896	1,487,171	1.2%
VGP NV	7,259	928,730	0.8%
OTHER SECURITIES		1,259,262	1.1%
		9,699,426
TOTAL COMMON STOCKS (Cost $110,873,307)		$114,690,762
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%		741,458	0.6%
TOTAL CONVERTIBLE BONDS (Cost $812,000)		$741,458
SHORT-TERM INVESTMENTS - 6.4%
Short-term funds - 3.0%
John Hancock Collateral Trust, 0.2429% (D)(E)	362,230	3,626,395	3.0%
Repurchase agreement - 3.4%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $4,002,000 on 7-1-20, collateralized by $4,072,600 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $4,082,087)	$4,002,000	4,002,000	3.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $7,628,393)		$7,628,395
Total Investments (Financial Industries Trust) (Cost $119,313,700) - 103.0%		$123,060,615	103.0%
Other assets and liabilities, net - (3.0)%		(3,627,281)	(3.0)%
TOTAL NET ASSETS - 100.0%		$119,433,334	100.0%
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-20.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	230,000	USD	169,595	TD	9/16/2020	—	$(153)
DKK	1,330,000	USD	202,003	SSB	9/16/2020	—	(1,145)
EUR	520,000	USD	593,085	JPM	9/16/2020	—	(7,889)
GBP	160,000	USD	200,393	MSCS	9/16/2020	—	(2,049)
GBP	160,000	USD	204,661	TD	9/16/2020	—	(6,317)
USD	1,612,105	CAD	2,170,000	JPM	9/16/2020	$13,451	—
USD	36,552	CAD	50,000	RBC	9/16/2020	—	(283)
USD	159,112	DKK	1,050,000	MSCS	9/16/2020	539	—
USD	2,161,503	DKK	14,220,000	SSB	9/16/2020	13,979	—
USD	381,766	EUR	340,000	JPM	9/16/2020	—	(863)
USD	5,566,527	EUR	4,890,000	TD	9/16/2020	63,424	—
USD	3,752,489	GBP	2,960,000	CITI	9/16/2020	83,130	—
USD	487,924	GBP	390,000	JPM	9/16/2020	4,461	—
USD	1,144,875	JPY	123,180,000	SSB	9/16/2020	2,904	—
USD	62,774	JPY	6,730,000	TD	9/16/2020	382	—
						$182,270	$(18,699)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar
Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank

See Notes to financial statements regarding investment transactions and other derivatives information.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.3%
Communication services - 18.2%
Alphabet, Inc., Class A (A)	63,263	$89,710,097	5.0%
CarGurus, Inc. (A)	1,708,825	43,318,714	2.4%
Facebook, Inc., Class A (A)	507,755	115,295,928	6.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,520,440	48,213,152	2.7%
Madison Square Garden Entertainment Corp. (A)	116,721	8,754,075	0.5%
Twitter, Inc. (A)	702,925	20,940,136	1.2%
		326,232,102
Consumer discretionary - 20.4%
Amazon.com, Inc. (A)	53,880	148,645,222	8.3%
Dollar Tree, Inc. (A)	198,978	18,441,281	1.0%
Group 1 Automotive, Inc.	300,797	19,843,578	1.1%
Lennar Corp., A Shares	1,134,306	69,895,936	3.9%
NVR, Inc. (A)	4,893	15,945,064	0.9%
Polaris, Inc.	386,560	35,776,124	2.0%
Salvatore Ferragamo SpA (A)	1,245,263	16,886,381	1.0%
Tempur Sealy International, Inc. (A)	548,905	39,493,715	2.2%
		364,927,301
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples - 5.4%
Anheuser-Busch InBev SA/NV, ADR	586,217	$28,900,498	1.6%
Diageo PLC, ADR	124,295	16,704,005	0.9%
Heineken NV	184,860	17,045,523	1.0%
The Hain Celestial Group, Inc. (A)	838,474	26,420,316	1.5%
OTHER SECURITIES		7,615,292	0.4%
		96,685,634
Energy - 3.6%
Baker Hughes Company	1,059,913	16,312,061	0.9%
Cheniere Energy, Inc. (A)	837,418	40,464,038	2.2%
OTHER SECURITIES		8,409,161	0.5%
		65,185,260
Financials - 16.8%
American Express Company	258,398	24,599,490	1.4%
Bank of America Corp.	2,194,682	52,123,698	2.9%
Citigroup, Inc.	1,104,279	56,428,657	3.2%
First Hawaiian, Inc.	2,469,780	42,579,007	2.4%
KKR & Company, Inc.	799,783	24,697,299	1.4%
Morgan Stanley	1,232,915	59,549,795	3.3%

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Synchrony Financial	435,086	$9,641,506	0.5%
The Goldman Sachs Group, Inc.	158,583	31,339,172	1.7%
		300,958,624
Health care - 5.1%
Alnylam Pharmaceuticals, Inc. (A)	118,532	17,555,775	1.0%
Anthem, Inc.	52,779	13,879,821	0.8%
Hologic, Inc. (A)	456,826	26,039,082	1.4%
Moderna, Inc. (A)	396,145	25,436,470	1.4%
OTHER SECURITIES		8,253,314	0.5%
		91,164,462
Industrials - 7.8%
IHS Markit, Ltd.	540,522	40,809,411	2.3%
Parker-Hannifin Corp.	122,250	22,404,758	1.3%
Regal Beloit Corp.	174,580	15,244,326	0.9%
Roper Technologies, Inc.	70,000	27,178,200	1.5%
Sensata Technologies Holding PLC (A)	339,140	12,626,182	0.7%
United Rentals, Inc. (A)	136,955	20,411,773	1.1%
		138,674,650
Information technology - 15.1%
Analog Devices, Inc.	95,520	11,714,573	0.7%
Apple, Inc.	239,248	87,277,670	4.9%
Microsoft Corp.	170,878	34,775,382	1.9%
NVIDIA Corp.	88,278	33,537,695	1.9%
salesforce.com, Inc. (A)	222,572	41,694,413	2.3%
Samsung Electronics Company, Ltd.	426,540	18,881,916	1.1%
Workday, Inc., Class A (A)	224,681	42,096,232	2.3%
		269,977,881
Real estate - 4.9%
American Tower Corp.	220,575	57,027,461	3.2%
Crown Castle International Corp.	132,931	22,246,003	1.2%
Five Point Holdings LLC, Class A (A)	1,913,023	8,799,906	0.5%
		88,073,370
TOTAL COMMON STOCKS (Cost $1,292,368,770)		$1,741,879,284
SHORT-TERM INVESTMENTS - 2.8%
U.S. Government Agency - 0.7%		12,117,809	0.7%
Repurchase agreement - 2.1%
Barclays Tri-Party Repurchase Agreement dated 6-30-20 at 0.060% to be repurchased at $20,390,034 on 7-1-20, collateralized by $19,298,500 U.S. Treasury Notes, 1.625% due 10-31-26 (valued at $20,797,870)	$20,390,000	20,390,000	1.1%
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $17,872,000 on 7-1-20, collateralized by $18,187,100 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $18,229,466)	$17,872,000	$17,872,000	1.0%
		38,262,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $50,379,936)	$50,379,809
	Total Investments (Fundamental All Cap Core Trust) (Cost $1,342,748,706) - 100.1%	$1,792,259,093	100.1%
	Other assets and liabilities, net - (0.1)%	(997,744)	(0.1)%
	TOTAL NET ASSETS - 100.0%	$1,791,261,349	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.0%
Communication services - 9.3%
Alphabet, Inc., Class A (A)	7,207	$10,219,886	1.8%
Comcast Corp., Class A	518,912	20,227,190	3.5%
Fox Corp., Class A	82,058	2,200,796	0.4%
Fox Corp., Class B	323,338	8,678,392	1.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	268,767	8,522,602	1.5%
OTHER SECURITIES		3,284,862	0.6%
		53,133,728
Consumer discretionary - 10.0%
Dollar Tree, Inc. (A)	80,967	7,504,022	1.3%
eBay, Inc.	371,498	19,485,070	3.4%
Group 1 Automotive, Inc.	86,177	5,685,097	1.0%
Lennar Corp., A Shares	265,795	16,378,288	2.9%
Sodexo SA	82,436	5,589,811	1.0%
OTHER SECURITIES		2,561,527	0.4%
		57,203,815
Consumer staples - 10.5%
Anheuser-Busch InBev SA/NV, ADR	216,761	10,686,317	1.9%
Danone SA	139,519	9,684,449	1.7%
Heineken Holding NV	161,875	13,239,806	2.3%
PepsiCo, Inc.	58,649	7,756,917	1.3%
Post Holdings, Inc. (A)	117,355	10,282,645	1.8%
Walmart, Inc.	69,666	8,344,593	1.5%
		59,994,727
Energy - 8.0%
Baker Hughes Company	352,797	5,429,546	0.9%
Cheniere Energy, Inc. (A)	245,914	11,882,564	2.1%
Chevron Corp.	147,906	13,197,652	2.3%
Kinder Morgan, Inc.	441,084	6,691,244	1.2%
Suncor Energy, Inc.	383,598	6,467,462	1.1%
OTHER SECURITIES		2,168,770	0.4%
		45,837,238
Financials - 23.7%
American Express Company	161,212	15,347,382	2.7%
Bank of America Corp.	719,255	17,082,306	3.0%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Berkshire Hathaway, Inc., Class B (A)	100,726	$17,980,598	3.1%
Citigroup, Inc.	390,665	19,962,982	3.5%
JPMorgan Chase & Co.	166,908	15,699,366	2.7%
KKR & Company, Inc.	309,381	9,553,685	1.7%
Morgan Stanley	233,171	11,262,159	2.0%
Nasdaq, Inc.	75,262	8,991,551	1.6%
The Goldman Sachs Group, Inc.	56,964	11,257,226	2.0%
Wells Fargo & Company	202,767	5,190,835	0.9%
OTHER SECURITIES		2,974,404	0.5%
		135,302,494
Health care - 12.7%
Alexion Pharmaceuticals, Inc. (A)	51,292	5,757,014	1.0%
Anthem, Inc.	19,587	5,150,989	0.9%
Danaher Corp.	122,065	21,584,754	3.8%
Gilead Sciences, Inc.	79,905	6,147,891	1.1%
Hologic, Inc. (A)	160,020	9,121,140	1.6%
Merck & Company, Inc.	146,880	11,358,230	2.0%
UnitedHealth Group, Inc.	44,788	13,210,221	2.3%
		72,330,239
Industrials - 10.2%
Carrier Global Corp.	170,348	3,785,133	0.7%
General Dynamics Corp.	67,091	10,027,421	1.7%
L3Harris Technologies, Inc.	34,205	5,803,562	1.0%
Parker-Hannifin Corp.	65,617	12,025,628	2.1%
Raytheon Technologies Corp.	126,317	7,783,654	1.3%
Union Pacific Corp.	42,723	7,223,178	1.3%
United Rentals, Inc. (A)	79,563	11,858,070	2.1%
		58,506,646
Information technology - 11.8%
Apple, Inc.	40,601	14,811,245	2.6%
Cognizant Technology Solutions Corp., Class A	150,480	8,550,274	1.5%
Microsoft Corp.	125,011	25,440,989	4.4%
Oracle Corp.	212,159	11,726,028	2.1%
Samsung Electronics Company, Ltd.	158,181	7,002,298	1.2%
		67,530,834
Real estate - 0.8%
American Tower Corp.	17,338	4,482,567	0.8%
TOTAL COMMON STOCKS (Cost $489,700,594)		$554,322,288
SHORT-TERM INVESTMENTS - 1.6%
U.S. Government Agency - 0.6%		3,312,912	0.6%
Repurchase agreement - 1.0%		5,727,000	1.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $9,039,971)		$9,039,912
Total Investments (Fundamental Large Cap Value Trust) (Cost $498,740,565) - 98.6%		$563,362,200	98.6%
Other assets and liabilities, net - 1.4%		8,203,153	1.4%
TOTAL NET ASSETS - 100.0%		$571,565,353	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.1%
France - 9.8%
Capgemini SE	25,444	$2,936,274	2.1%
Cie Generale des Etablissements Michelin SCA	34,139	3,558,410	2.6%
Danone SA	61,382	4,260,717	3.1%
Sanofi	13,161	1,342,219	1.0%
TOTAL SA	36,084	1,391,342	1.0%
		13,488,962
Ireland - 3.8%
Accenture PLC, Class A	8,496	1,824,261	1.3%
CRH PLC	101,572	3,496,134	2.5%
		5,320,395
Japan - 2.4%
FANUC Corp.	8,900	1,595,502	1.1%
Mitsubishi Estate Company, Ltd.	119,400	1,779,277	1.3%
		3,374,779
Netherlands - 11.8%
Akzo Nobel NV	26,129	2,347,445	1.7%
Heineken NV	47,923	4,418,872	3.2%
Koninklijke Ahold Delhaize NV	181,937	4,958,521	3.6%
Koninklijke Philips NV (A)	52,533	2,454,232	1.8%
Wolters Kluwer NV	27,147	2,121,921	1.5%
		16,300,991
Switzerland - 4.6%
Chubb, Ltd.	14,405	1,823,961	1.3%
Novartis AG	51,887	4,520,448	3.3%
		6,344,409
United Kingdom - 11.1%
Amcor PLC	341,568	3,449,885	2.5%
Associated British Foods PLC	68,029	1,608,490	1.2%
Direct Line Insurance Group PLC	384,008	1,287,600	0.9%
Ferguson PLC	19,200	1,569,917	1.2%
Tesco PLC	1,090,576	3,067,423	2.2%
Unilever NV	80,464	4,290,156	3.1%
		15,273,471
United States - 54.6%
Alphabet, Inc., Class A (A)	4,448	6,307,486	4.6%
Apple, Inc.	24,232	8,839,834	6.4%
Arthur J. Gallagher & Company	24,670	2,405,078	1.8%
AutoZone, Inc. (A)	2,496	2,815,788	2.0%
Cisco Systems, Inc.	37,468	1,747,508	1.3%
Colgate-Palmolive Company	17,744	1,299,925	0.9%
Comcast Corp., Class A	89,915	3,504,887	2.5%
Electronic Arts, Inc. (A)	13,521	1,785,448	1.3%
Fortune Brands Home & Security, Inc.	28,262	1,806,790	1.3%
Intel Corp.	23,987	1,435,142	1.0%
Johnson & Johnson	30,354	4,268,683	3.1%
Johnson Controls International PLC	51,683	1,764,458	1.3%
JPMorgan Chase & Co.	17,375	1,634,293	1.2%
Merck & Company, Inc.	36,688	2,837,083	2.1%
Microsoft Corp.	39,622	8,063,473	5.8%
Oracle Corp.	72,321	3,997,182	2.9%
Otis Worldwide Corp.	26,561	1,510,258	1.1%
Philip Morris International, Inc.	40,055	2,806,253	2.0%
PPG Industries, Inc.	11,016	1,168,357	0.9%
Stanley Black & Decker, Inc.	10,122	1,410,804	1.0%
Starbucks Corp.	17,785	1,308,798	1.0%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
The Home Depot, Inc.	8,620	$2,159,396	1.6%
Union Pacific Corp.	8,177	1,382,485	1.0%
United Parcel Service, Inc., Class B	13,985	1,554,852	1.1%
Verizon Communications, Inc.	90,812	5,006,466	3.6%
Waste Management, Inc.	13,094	1,386,786	1.0%
OTHER SECURITIES		1,145,829	0.8%
		75,353,342
TOTAL COMMON STOCKS (Cost $123,222,783)		$135,456,349
PREFERRED SECURITIES - 2.0%
South Korea - 2.0%
Samsung Electronics Company, Ltd.	70,579	2,749,353	2.0%
TOTAL PREFERRED SECURITIES (Cost $2,736,036)		$2,749,353
ESCROW CERTIFICATES - 0.0%		11,199	0.0%
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$11,199
Global Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (B)	2,631,132	$2,631,132	1.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,631,132)		$2,631,132
Total Investments (Global Equity Trust) (Cost $128,593,267) - 102.0%		$140,848,033	102.0%
Other assets and liabilities, net - (2.0)%		(2,804,083)	(2.0)%
TOTAL NET ASSETS - 100.0%		$138,043,950	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-20.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,490,242	EUR	8,336,847	TD	9/16/2020	$108,131	—
						$108,131	—
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
OTC	Over-the-counter
TD	The Toronto-Dominion Bank

See Notes to financial statements regarding investment transactions and other derivatives information.
Global Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.3%
France - 9.6%
Capgemini SE	29,520	$3,406,636	2.1%
Cie Generale des Etablissements Michelin SCA	39,608	4,128,445	2.5%
Danone SA	71,215	4,943,237	3.0%
Sanofi	15,269	1,557,197	1.0%
TOTAL SA	41,864	1,614,202	1.0%
		15,649,717
Ireland - 3.8%
Accenture PLC, Class A	9,827	2,110,053	1.3%
CRH PLC	117,809	4,054,998	2.5%
		6,165,051
Japan - 2.4%
FANUC Corp.	10,371	1,859,209	1.1%
Global Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Company, Ltd.	138,569	$2,064,930	1.3%
		3,924,139
Netherlands - 11.6%
Akzo Nobel NV	30,186	2,711,916	1.7%
Heineken NV	55,368	5,105,338	3.1%
Koninklijke Ahold Delhaize NV	210,437	5,735,236	3.5%
Koninklijke Philips NV (A)	60,689	2,835,251	1.8%
Wolters Kluwer NV	31,361	2,451,295	1.5%
		18,839,036
Switzerland - 4.5%
Chubb, Ltd.	16,643	2,107,337	1.3%
Novartis AG	59,948	5,222,734	3.2%
		7,330,071

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom - 10.9%
Amcor PLC	396,282	$4,002,493	2.5%
Associated British Foods PLC	78,926	1,866,135	1.2%
Direct Line Insurance Group PLC	445,521	1,493,852	0.9%
Ferguson PLC	22,276	1,821,426	1.1%
Tesco PLC	1,264,906	3,557,744	2.2%
Unilever NV	92,956	4,956,183	3.0%
		17,697,833
United States - 53.5%
Alphabet, Inc., Class A (A)	5,161	7,318,557	4.5%
Apple, Inc.	28,028	10,224,614	6.3%
Arthur J. Gallagher & Company	28,535	2,781,877	1.7%
AutoZone, Inc. (A)	2,895	3,265,907	2.0%
Cisco Systems, Inc.	43,476	2,027,721	1.2%
Colgate-Palmolive Company	20,592	1,508,570	0.9%
Comcast Corp., Class A	103,875	4,049,048	2.5%
Electronic Arts, Inc. (A)	15,616	2,062,093	1.3%
Fortune Brands Home & Security, Inc.	32,724	2,092,045	1.3%
Intel Corp.	27,822	1,664,590	1.0%
Johnson & Johnson	35,067	4,931,472	3.0%
Johnson Controls International PLC	59,945	2,046,522	1.3%
JPMorgan Chase & Co.	20,172	1,897,378	1.2%
Merck & Company, Inc.	42,553	3,290,623	2.0%
Microsoft Corp.	45,778	9,316,281	5.7%
Oracle Corp.	83,650	4,623,336	2.8%
Otis Worldwide Corp.	30,842	1,753,676	1.1%
Philip Morris International, Inc.	46,458	3,254,847	2.0%
PPG Industries, Inc.	12,726	1,349,720	0.8%
Stanley Black & Decker, Inc.	11,740	1,636,321	1.0%
Starbucks Corp.	20,547	1,512,054	0.9%
Global Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
The Home Depot, Inc.	9,958	$2,494,579	1.5%
Union Pacific Corp.	9,491	1,604,643	1.0%
United Parcel Service, Inc., Class B	16,156	1,796,224	1.1%
Verizon Communications, Inc.	105,328	5,806,733	3.6%
Waste Management, Inc.	15,127	1,602,101	1.0%
OTHER SECURITIES		1,325,066	0.8%
		87,236,598
TOTAL COMMON STOCKS (Cost $141,643,335)		$156,842,445
PREFERRED SECURITIES - 2.0%
South Korea - 2.0%
Samsung Electronics Company, Ltd.	81,860	3,188,799	2.0%
TOTAL PREFERRED SECURITIES (Cost $3,173,329)		$3,188,799
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
Federated Government Obligations Fund, Institutional Class, 0.0700% (B)	3,649,140	3,649,140	2.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $3,649,140)		$3,649,140
Total Investments (Global Trust) (Cost $148,465,804) - 100.5%		$163,680,384	100.5%
Other assets and liabilities, net - (0.5)%		(782,471)	(0.5)%
TOTAL NET ASSETS - 100.0%		$162,897,913	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-20.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	10,965,760	EUR	9,633,038	TD	9/16/2020	$124,457	—
						$124,457	—
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
OTC	Over-the-counter
TD	The Toronto-Dominion Bank

See Notes to financial statements regarding investment transactions and other derivatives information.
Health Sciences Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.4%
Consumer discretionary - 0.1%		$338,076	0.1%
Financials - 0.2%		482,414	0.2%
Health care - 97.8%
AbbVie, Inc.	61,225	6,011,071	2.1%
Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
ACADIA Pharmaceuticals, Inc. (A)	56,186	$2,723,335	1.0%
Acceleron Pharma, Inc. (A)	26,194	2,495,502	0.9%
Agilent Technologies, Inc.	45,787	4,046,197	1.4%

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Alexion Pharmaceuticals, Inc. (A)	32,431	$3,640,055	1.3%
Alnylam Pharmaceuticals, Inc. (A)	24,272	3,594,926	1.3%
Amgen, Inc.	22,297	5,258,970	1.8%
Anthem, Inc.	12,305	3,235,969	1.1%
Argenx SE, ADR (A)	16,980	3,824,405	1.3%
Ascendis Pharma A/S, ADR (A)	20,318	3,005,032	1.1%
AstraZeneca PLC, ADR	93,575	4,949,182	1.7%
Becton, Dickinson and Company	33,828	8,094,026	2.8%
Biogen, Inc. (A)	9,860	2,638,043	0.9%
BioMarin Pharmaceutical, Inc. (A)	16,274	2,007,235	0.7%
Bristol-Myers Squibb Company	47,552	2,796,058	1.0%
Centene Corp. (A)	86,323	5,485,827	1.9%
Chugai Pharmaceutical Company, Ltd.	39,100	2,093,412	0.7%
Cigna Corp.	25,476	4,780,571	1.7%
Daiichi Sankyo Company, Ltd.	21,900	1,791,236	0.6%
Danaher Corp.	35,774	6,325,916	2.2%
DexCom, Inc. (A)	8,410	3,409,414	1.2%
DiaSorin SpA	7,740	1,486,432	0.5%
Eli Lilly & Company	39,095	6,418,617	2.3%
Exact Sciences Corp. (A)	25,302	2,199,756	0.8%
Exelixis, Inc. (A)	96,496	2,290,815	0.8%
HCA Healthcare, Inc.	27,183	2,638,382	0.9%
Hologic, Inc. (A)	52,900	3,015,300	1.1%
Humana, Inc.	14,214	5,511,479	1.9%
Incyte Corp. (A)	46,258	4,809,444	1.7%
Intuitive Surgical, Inc. (A)	16,590	9,453,480	3.3%
Ionis Pharmaceuticals, Inc. (A)	29,670	1,749,343	0.6%
Merck & Company, Inc.	79,602	6,155,623	2.2%
Molina Healthcare, Inc. (A)	12,209	2,172,958	0.8%
MyoKardia, Inc. (A)	15,614	1,508,625	0.5%
Neurocrine Biosciences, Inc. (A)	24,015	2,929,830	1.0%
Quidel Corp. (A)	13,284	2,972,162	1.0%
Regeneron Pharmaceuticals, Inc. (A)	9,978	6,222,780	2.2%
Roche Holding AG	11,488	3,980,012	1.4%
Sanofi	16,922	1,725,783	0.6%
Sarepta Therapeutics, Inc. (A)	10,668	1,710,507	0.6%
Seattle Genetics, Inc. (A)	26,462	4,496,423	1.6%
Stryker Corp.	28,815	5,192,175	1.8%
Teleflex, Inc.	5,818	2,117,636	0.7%
Thermo Fisher Scientific, Inc.	28,337	10,267,629	3.6%
Ultragenyx Pharmaceutical, Inc. (A)	24,986	1,954,405	0.7%
UnitedHealth Group, Inc.	51,832	15,287,844	5.4%
Veeva Systems, Inc., Class A (A)	7,199	1,687,590	0.6%
Vertex Pharmaceuticals, Inc. (A)	40,696	11,814,456	4.2%
West Pharmaceutical Services, Inc.	10,353	2,351,891	0.8%
OTHER SECURITIES		71,810,488	25.5%
		278,138,247
Industrials - 0.3%		799,793	0.3%
TOTAL COMMON STOCKS (Cost $199,754,593)		$279,758,530
PREFERRED SECURITIES - 0.9%
Consumer discretionary - 0.2%		754,923	0.2%
Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Health care - 0.5%		$1,458,152	0.5%
Information technology - 0.2%		488,706	0.2%
TOTAL PREFERRED SECURITIES (Cost $1,191,474)		$2,701,781
RIGHTS - 0.1%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (A)(B)	64,896	232,328	0.1%
TOTAL RIGHTS (Cost $225,295)		$232,328
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
T. Rowe Price Government Reserve Fund, 0.2118% (C)	1,908,515	1,908,515	0.6%
OTHER SECURITIES		500,000	0.2%
		2,408,515
TOTAL SHORT-TERM INVESTMENTS (Cost $2,408,515)		$2,408,515
Total Investments (Health Sciences Trust) (Cost $203,579,877) - 100.2%		$285,101,154	100.2%
Other assets and liabilities, net - (0.2)%		(665,797)	(0.2)%
TOTAL NET ASSETS - 100.0%		$284,435,357	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Strike price and/or expiration date not available.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
International Equity Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.4%
Argentina - 0.0%		$216,045	0.0%
Australia - 4.5%
BHP Group, Ltd.	102,554	2,553,371	0.4%
Commonwealth Bank of Australia	61,627	2,976,226	0.4%
CSL, Ltd.	15,801	3,142,635	0.4%
OTHER SECURITIES		23,657,537	3.3%
		32,329,769
Austria - 0.1%		839,222	0.1%
Belgium - 0.6%		4,376,712	0.6%
Brazil - 1.0%		7,420,310	1.0%
Canada - 6.5%
Canadian National Railway Company	25,500	2,256,044	0.3%
Enbridge, Inc.	72,200	2,195,357	0.3%
Manulife Financial Corp. (A)(B)	68,800	936,017	0.1%
Royal Bank of Canada	49,600	3,365,245	0.5%
Shopify, Inc., Class A (B)(C)	3,700	3,515,136	0.5%
The Toronto-Dominion Bank	64,700	2,887,576	0.4%
OTHER SECURITIES		31,509,689	4.4%
		46,665,064
Chile - 0.1%		692,016	0.1%
China - 9.9%
Alibaba Group Holding, Ltd., ADR (C)	65,400	14,106,738	2.0%
China Construction Bank Corp., Class A	15,400	13,769	0.0%

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
China (continued)
China Construction Bank Corp., H Shares	3,428,914	$2,789,021	0.4%
Meituan Dianping, Class B (C)	123,800	2,766,481	0.4%
Ping An Insurance Group Company of China, Ltd., Class A	24,100	243,916	0.1%
Ping An Insurance Group Company of China, Ltd., H Shares	198,790	1,981,736	0.3%
Tencent Holdings, Ltd.	199,500	12,783,544	1.8%
OTHER SECURITIES		37,070,994	4.9%
		71,756,199
Colombia - 0.0%		185,296	0.0%
Czech Republic - 0.0%		276,217	0.0%
Denmark - 1.5%
Novo Nordisk A/S, B Shares	61,599	4,013,035	0.6%
OTHER SECURITIES		7,132,101	0.9%
		11,145,136
Egypt - 0.0%		207,545	0.0%
Finland - 0.8%		5,677,050	0.8%
France - 7.0%
Air Liquide SA	16,847	2,435,843	0.3%
L'Oreal SA (B)	8,949	2,888,247	0.4%
LVMH Moet Hennessy Louis Vuitton SE	9,670	4,269,239	0.6%
Sanofi	39,285	4,006,449	0.6%
Schneider Electric SE	19,045	2,118,493	0.3%
Schneider Electric SE (Euronext London Exchange)	623	69,217	0.0%
TOTAL SA (B)	85,718	3,305,135	0.5%
OTHER SECURITIES		31,450,896	4.3%
		50,543,519
Germany - 5.6%
Allianz SE	14,713	3,006,476	0.4%
Bayer AG	34,135	2,530,196	0.4%
SAP SE	36,353	5,081,744	0.7%
Siemens AG (B)	26,971	3,180,869	0.4%
OTHER SECURITIES		26,429,763	3.7%
		40,229,048
Greece - 0.0%		308,356	0.0%
Hong Kong - 3.2%
AIA Group, Ltd.	432,000	4,042,485	0.6%
OTHER SECURITIES		19,344,547	2.6%
		23,387,032
Hungary - 0.1%		426,734	0.1%
India - 2.1%
Reliance Industries, Ltd.	7,646	174,266	0.0%
Reliance Industries, Ltd., GDR (D)	45,832	2,118,438	0.3%
OTHER SECURITIES		12,767,640	1.8%
		15,060,344
Indonesia - 0.4%		2,989,241	0.4%
Ireland - 0.7%		4,806,204	0.7%
Isle of Man - 0.0%		208,533	0.0%
Israel - 0.4%		2,685,531	0.4%
Italy - 1.4%
Enel SpA	290,158	2,509,404	0.4%
OTHER SECURITIES		7,552,724	1.0%
		10,062,128
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Japan - 16.7%
Keyence Corp.	6,496	$2,722,224	0.4%
SoftBank Group Corp.	56,500	2,849,163	0.4%
Sony Corp.	45,400	3,133,970	0.4%
Toyota Motor Corp.	73,880	4,645,876	0.7%
OTHER SECURITIES		106,950,385	14.8%
		120,301,618
Jordan - 0.0%		138,906	0.0%
Luxembourg - 0.2%		1,040,988	0.2%
Macau - 0.1%		459,476	0.1%
Malaysia - 0.5%		3,350,695	0.5%
Mexico - 0.5%		3,373,380	0.5%
Netherlands - 2.9%
ASML Holding NV	14,772	5,403,766	0.8%
Royal Dutch Shell PLC, A Shares	149,196	2,388,808	0.3%
Royal Dutch Shell PLC, B Shares	133,175	2,018,965	0.3%
OTHER SECURITIES		11,215,333	1.5%
		21,026,872
New Zealand - 0.2%		1,387,404	0.2%
Norway - 0.4%		2,504,541	0.4%
Peru - 0.1%		513,357	0.1%
Philippines - 0.2%		1,563,647	0.2%
Poland - 0.2%		1,476,810	0.2%
Portugal - 0.1%		748,846	0.1%
Romania - 0.0%		73,875	0.0%
Russia - 0.9%		6,624,747	0.9%
Saudi Arabia - 0.7%		5,102,389	0.7%
Singapore - 0.7%		5,355,273	0.7%
South Africa - 1.0%
Naspers, Ltd., N Shares	15,480	2,844,920	0.4%
OTHER SECURITIES		4,567,061	0.6%
		7,411,981
South Korea - 3.0%
Samsung Electronics Company, Ltd.	166,261	7,359,981	1.0%
OTHER SECURITIES		14,609,468	2.0%
		21,969,449
Spain - 1.6%
Iberdrola SA	202,202	2,360,633	0.3%
OTHER SECURITIES		9,030,927	1.3%
		11,391,560
Sweden - 1.9%		13,715,820	1.9%
Switzerland - 6.9%
Nestle SA	103,604	11,486,640	1.6%
Novartis AG	74,788	6,515,610	0.9%
Roche Holding AG	24,458	8,473,463	1.2%
OTHER SECURITIES		23,253,585	3.2%
		49,729,298
Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	857,227	9,154,773	1.3%
OTHER SECURITIES		14,366,431	2.0%
		23,521,204
Thailand - 0.7%		4,684,144	0.7%
Turkey - 0.1%		901,465	0.1%
United Arab Emirates - 0.0%		1,587	0.0%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom - 8.6%
AstraZeneca PLC	45,681	$4,754,207	0.7%
BP PLC	724,033	2,773,793	0.4%
British American Tobacco PLC	81,871	3,139,973	0.4%
Diageo PLC	83,713	2,782,389	0.4%
GlaxoSmithKline PLC	178,177	3,599,109	0.5%
HSBC Holdings PLC	726,175	3,374,952	0.5%
Reckitt Benckiser Group PLC	25,222	2,320,377	0.3%
Rio Tinto PLC	40,037	2,253,137	0.3%
Unilever NV	49,466	2,637,404	0.4%
OTHER SECURITIES		34,361,087	4.7%
		61,996,428
United States - 0.0%		227,343	0.0%
TOTAL COMMON STOCKS (Cost $603,230,840)		$703,086,354
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%		2,678,203	0.4%
Germany - 0.3%		2,542,854	0.3%
South Korea - 0.2%
Samsung Electronics Company, Ltd.	29,394	1,145,023	0.2%
OTHER SECURITIES		170,905	0.0%
		1,315,928
TOTAL PREFERRED SECURITIES (Cost $7,131,173)		$6,536,985
RIGHTS - 0.0%		73,612	0.0%
TOTAL RIGHTS (Cost $85,988)		$73,612
WARRANTS - 0.0%		1,124	0.0%
TOTAL WARRANTS (Cost $0)		$1,124
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 5.5%
Short-term funds - 5.5%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0686% (E)	4,267,211	$4,267,211	0.6%
John Hancock Collateral Trust, 0.2429% (E)(F)	3,553,907	35,579,224	4.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $39,846,148)		$39,846,435
Total Investments (International Equity Index Trust) (Cost $650,294,149) - 103.8%		$749,544,510	103.8%
Other assets and liabilities, net - (3.8)%		(27,675,185)	(3.8)%
TOTAL NET ASSETS - 100.0%		$721,869,325	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	1	Long	Sep 2020	$87,093	$88,915	$1,822
Mini MSCI Emerging Markets Index Futures	215	Long	Sep 2020	10,457,199	10,582,300	125,101
MSCI Taiwan Index Futures	25	Long	Jul 2020	1,074,932	1,078,750	3,818
						$130,741
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.4%
Australia - 6.1%
Saracen Mineral Holdings, Ltd. (A)	53,562	$203,998	0.2%
OTHER SECURITIES		5,648,409	5.9%
		5,852,407
Austria - 1.7%
ams AG (A)	10,453	155,839	0.2%
OTHER SECURITIES		1,443,403	1.5%
		1,599,242
Belgium - 1.4%		1,342,010	1.4%
Bermuda - 0.1%		81,336	0.1%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Canada - 8.6%
Alamos Gold, Inc., Class A	21,681	$202,181	0.2%
Pan American Silver Corp.	9,385	285,020	0.3%
Pan American Silver Corp., CVR (A)	19,100	13,103	0.0%
Yamana Gold, Inc.	55,269	300,446	0.3%
OTHER SECURITIES		7,489,896	7.8%
		8,290,646
China - 0.1%		52,219	0.1%
Denmark - 2.3%
Pandora A/S	4,061	221,789	0.2%

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Denmark (continued)
Royal Unibrew A/S (A)	2,303	$191,983	0.2%
SimCorp A/S	2,225	240,639	0.3%
OTHER SECURITIES		1,575,807	1.6%
		2,230,218
Finland - 2.7%
Huhtamaki OYJ (A)(B)	5,367	212,322	0.2%
Kesko OYJ, A Shares	2,760	44,747	0.1%
Kesko OYJ, B Shares	11,740	200,957	0.2%
Metso OYJ	6,038	198,429	0.2%
Orion OYJ, Class A	1,226	59,395	0.1%
Orion OYJ, Class B (B)	4,866	235,973	0.3%
Valmet OYJ	6,664	174,661	0.2%
OTHER SECURITIES		1,465,641	1.4%
		2,592,125
France - 4.0%
Ingenico Group SA (A)	3,076	494,195	0.5%
Rexel SA	15,736	180,352	0.2%
OTHER SECURITIES		3,179,822	3.3%
		3,854,369
Gabon - 0.0%		2,325	0.0%
Georgia - 0.0%		42,406	0.0%
Germany - 6.1%
Bechtle AG	1,408	249,554	0.3%
GEA Group AG	6,434	204,203	0.2%
Gerresheimer AG	1,930	178,361	0.2%
LANXESS AG	4,224	223,371	0.2%
OSRAM Licht AG (A)	4,525	207,390	0.2%
Rheinmetall AG	2,634	228,886	0.2%
TAG Immobilien AG (A)	6,907	164,966	0.2%
OTHER SECURITIES		4,364,781	4.6%
		5,821,512
Gibraltar - 0.0%		26,453	0.0%
Greece - 0.0%		68	0.0%
Guernsey, Channel Islands - 0.0%		2,282	0.0%
Hong Kong - 2.5%		2,371,136	2.5%
Ireland - 0.4%		408,468	0.4%
Isle of Man - 0.1%		77,726	0.1%
Israel - 1.2%		1,182,445	1.2%
Italy - 4.0%
Hera SpA	45,093	169,312	0.2%
Italgas SpA	28,535	166,063	0.2%
Unione di Banche Italiane SpA (A)	63,162	207,324	0.2%
OTHER SECURITIES		3,325,486	3.4%
		3,868,185
Japan - 24.8%		23,842,433	24.8%
Jersey, Channel Islands - 0.2%
Centamin PLC	71,818	163,937	0.2%
OTHER SECURITIES		41,679	0.0%
		205,616
Liechtenstein - 0.1%		69,082	0.1%
Luxembourg - 0.3%		322,935	0.3%
Macau - 0.0%		17,542	0.0%
Malaysia - 0.0%		44,674	0.0%
Malta - 0.1%		49,830	0.1%
Monaco - 0.1%		92,952	0.1%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Netherlands - 3.1%
Aalberts NV	6,065	$198,875	0.2%
ASM International NV	2,354	362,389	0.4%
ASR Nederland NV	6,590	202,756	0.2%
BE Semiconductor Industries NV	4,162	184,541	0.2%
Euronext NV (C)	2,395	241,066	0.3%
IMCD NV (B)	2,703	254,890	0.3%
OTHER SECURITIES		1,542,579	1.5%
		2,987,096
New Zealand - 0.6%		615,830	0.6%
Norway - 1.0%		942,370	1.0%
Peru - 0.0%		39,944	0.0%
Portugal - 0.3%		307,638	0.3%
Russia - 0.1%		101,346	0.1%
Singapore - 1.2%		1,163,457	1.2%
South Africa - 0.1%		61,565	0.1%
Spain - 2.1%		2,004,069	2.1%
Sweden - 3.2%		3,049,142	3.2%
Switzerland - 6.6%
Allreal Holding AG	1,022	202,599	0.2%
Belimo Holding AG	27	199,820	0.2%
Georg Fischer AG	248	213,801	0.2%
PSP Swiss Property AG	2,555	287,784	0.3%
VAT Group AG (A)(C)	1,510	277,346	0.3%
OTHER SECURITIES		5,149,317	5.4%
		6,330,667
Taiwan - 0.0%		0	0.0%
United Kingdom - 12.7%
Bellway PLC	5,716	180,032	0.2%
boohoo Group PLC (A)	35,178	180,143	0.2%
Dialog Semiconductor PLC (A)	5,144	235,124	0.3%
Diploma PLC	12,001	266,790	0.3%
Electrocomponents PLC	24,912	207,376	0.2%
Games Workshop Group PLC	2,802	278,421	0.3%
Howden Joinery Group PLC	27,750	189,981	0.2%
IG Group Holdings PLC	19,426	196,165	0.2%
Pennon Group PLC	20,860	288,862	0.3%
Quilter PLC (C)	93,131	160,273	0.2%
Spectris PLC	6,138	191,705	0.2%
Tate & Lyle PLC	27,022	223,383	0.2%
Travis Perkins PLC	14,247	198,631	0.2%
OTHER SECURITIES		9,430,358	9.7%
		12,227,244
United States - 0.5%		456,030	0.5%
TOTAL COMMON STOCKS (Cost $112,986,367)		$94,629,040
PREFERRED SECURITIES - 0.3%
Germany - 0.3%		266,525	0.3%
TOTAL PREFERRED SECURITIES (Cost $271,147)		$266,525
RIGHTS - 0.0%		18,716	0.0%
TOTAL RIGHTS (Cost $36,094)		$18,716

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 7.0%
Short-term funds - 7.0%
John Hancock Collateral Trust, 0.2429% (D)(E)	676,558	$6,773,223	7.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,770,650)		$6,773,223
Total Investments (International Small Company Trust) (Cost $120,064,258) - 105.7%		$101,687,504	105.7%
Other assets and liabilities, net - (5.7)%		(5,507,794)	(5.7)%
TOTAL NET ASSETS - 100.0%		$96,179,710	100.0%
International Small Company Trust (continued)
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Sep 2020	$625,430	$622,405	$(3,025)
						$(3,025)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 82.6%
Equity - 82.6%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,556,983	$29,426,983	82.6%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $28,586,450)		$29,426,983
UNAFFILIATED INVESTMENT COMPANIES - 17.5%
Exchange-traded funds - 17.5%
Financial Select Sector SPDR Fund	26,769	619,435	1.7%
Vanguard Energy ETF	8,736	439,421	1.2%
Vanguard FTSE Emerging Markets ETF	47,269	1,872,325	5.3%
Vanguard Health Care ETF	1,299	250,252	0.7%
Vanguard Information Technology ETF	3,265	909,988	2.6%
Vanguard Materials ETF	1,241	149,714	0.4%
Vanguard Mid-Cap ETF	6,581	1,078,692	3.0%
Vanguard Real Estate ETF	4,430	347,888	1.0%
Vanguard Small-Cap ETF	3,992	581,714	1.6%
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,127,631)		$6,249,429
Total Investments (Lifestyle Aggressive Portfolio) (Cost $34,714,081) - 100.1%		$35,676,412	100.1%
Other assets and liabilities, net - (0.1)%		(32,756)	(0.1)%
TOTAL NET ASSETS - 100.0%		$35,643,656	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
Lifestyle Aggressive Portfolio (continued)
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,841,256	$488,399,744	50.3%
Fixed income - 49.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	33,008,619	482,255,918	49.7%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $894,692,159)		$970,655,662
Total Investments (Lifestyle Balanced Portfolio) (Cost $894,692,159) - 100.0%		$970,655,662	100.0%
Other assets and liabilities, net - (0.0)%		(49,752)	(0.0)%
TOTAL NET ASSETS - 100.0%		$970,605,910	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,142,083	$40,485,364	20.0%
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,084,289	161,941,455	80.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $189,467,306)		$202,426,819
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (C)	14	14	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $14)		$14
Total Investments (Lifestyle Conservative Portfolio) (Cost $189,467,320) - 100.0%		$202,426,833	100.0%
Other assets and liabilities, net - (0.0)%		(24,936)	(0.0)%
TOTAL NET ASSETS - 100.0%		$202,401,897	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	209,575,616	$3,960,979,148	71.0%
Fixed income - 29.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	110,783,928	1,618,537,318	29.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,088,291,789)		$5,579,516,466
Total Investments (Lifestyle Growth Portfolio) (Cost $5,088,291,789) - 100.0%		$5,579,516,466	100.0%
Other assets and liabilities, net - (0.0)%		(140,862)	(0.0)%
TOTAL NET ASSETS - 100.0%		$5,579,375,604	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,459,173	$122,078,369	40.5%
Fixed income - 59.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	12,277,435	179,373,333	59.5%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $279,899,829)		$301,451,702
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (C)	10	10	0.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $10)		$10
Total Investments (Lifestyle Moderate Portfolio) (Cost $279,899,839) - 100.0%		$301,451,712	100.0%
Other assets and liabilities, net - (0.0)%		(27,640)	(0.0)%
TOTAL NET ASSETS - 100.0%		$301,424,072	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
Mid Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.7%
Communication services - 1.8%
Cable One, Inc.	3,599	$6,387,685	0.6%
OTHER SECURITIES		13,523,409	1.2%
		19,911,094
Consumer discretionary - 14.1%
Caesars Entertainment Corp. (A)(B)	383,681	4,654,051	0.4%
Etsy, Inc. (A)	81,184	8,624,176	0.8%
GrubHub, Inc. (A)(B)	62,904	4,422,151	0.4%
Pool Corp.	27,319	7,427,217	0.7%
Service Corp. International	121,863	4,739,252	0.4%
OTHER SECURITIES		124,862,779	11.4%
		154,729,626
Consumer staples - 3.7%		40,279,694	3.7%
Energy - 1.4%		15,353,080	1.4%
Financials - 14.7%
Alleghany Corp.	9,789	4,788,191	0.4%
Brown & Brown, Inc.	160,911	6,558,732	0.6%
FactSet Research Systems, Inc.	25,907	8,509,672	0.8%
RenaissanceRe Holdings, Ltd.	34,410	5,885,142	0.5%
SEI Investments Company	85,005	4,673,575	0.4%
OTHER SECURITIES		130,856,367	12.0%
		161,271,679
Health care - 10.9%
Bio-Techne Corp. (B)	26,147	6,904,638	0.6%
Catalent, Inc. (A)(B)	105,961	7,766,941	0.7%

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Charles River Laboratories International, Inc. (A)	33,853	$5,902,271	0.5%
Chemed Corp.	10,859	4,898,169	0.5%
Exelixis, Inc. (A)(B)	209,776	4,980,082	0.5%
Hill-Rom Holdings, Inc.	45,529	4,998,174	0.5%
Masimo Corp. (A)	34,057	7,764,655	0.7%
Molina Healthcare, Inc. (A)	40,497	7,207,656	0.7%
Quidel Corp. (A)	26,144	5,849,459	0.5%
OTHER SECURITIES		62,768,458	5.7%
		119,040,503
Industrials - 15.6%
Carlisle Companies, Inc. (B)	37,564	4,495,284	0.4%
Generac Holdings, Inc. (A)	42,877	5,227,993	0.5%
Graco, Inc.	113,965	5,469,180	0.5%
Hubbell, Inc.	37,077	4,647,973	0.4%
Lennox International, Inc. (B)	23,809	5,547,259	0.5%
Nordson Corp.	35,117	6,662,046	0.6%
The Toro Company	73,315	4,863,717	0.4%
Trex Company, Inc. (A)(B)	39,575	5,147,520	0.5%
XPO Logistics, Inc. (A)(B)	62,336	4,815,456	0.4%
OTHER SECURITIES		124,395,284	11.4%
		171,271,712
Information technology - 15.9%
Ceridian HCM Holding, Inc. (A)(B)	69,444	5,504,826	0.5%
Ciena Corp. (A)	105,101	5,692,270	0.5%
Cognex Corp. (B)	117,447	7,013,935	0.6%
Fair Isaac Corp. (A)	19,840	8,293,914	0.8%
Monolithic Power Systems, Inc. (B)	28,463	6,745,731	0.6%
PTC, Inc. (A)	71,229	5,540,904	0.5%
SolarEdge Technologies, Inc. (A)(B)	33,951	4,711,720	0.4%
Teradyne, Inc. (B)	113,397	9,583,180	0.9%
Trimble, Inc. (A)	170,855	7,379,227	0.7%
WEX, Inc. (A)(B)	29,765	4,911,523	0.5%
OTHER SECURITIES		108,271,668	9.9%
		173,648,898
Materials - 5.8%
AptarGroup, Inc.	43,908	4,916,818	0.4%
Royal Gold, Inc.	44,862	5,577,244	0.5%
RPM International, Inc.	88,581	6,648,890	0.6%
OTHER SECURITIES		46,820,727	4.3%
		63,963,679
Real estate - 9.7%
Camden Property Trust	66,616	6,076,712	0.6%
CyrusOne, Inc.	78,805	5,733,064	0.5%
Medical Properties Trust, Inc.	361,416	6,794,621	0.6%
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Omega Healthcare Investors, Inc.	155,217	$4,614,601	0.4%
OTHER SECURITIES		82,887,855	7.6%
		106,106,853
Utilities - 4.1%
Essential Utilities, Inc.	152,539	6,443,247	0.6%
UGI Corp.	142,469	4,530,514	0.4%
OTHER SECURITIES		33,675,348	3.1%
		44,649,109
TOTAL COMMON STOCKS (Cost $1,058,145,035)		$1,070,225,927
SHORT-TERM INVESTMENTS - 15.4%
U.S. Government Agency - 1.4%
Federal Home Loan Bank Discount Note, 0.100%, 07/02/2020 *	$15,000,000	14,999,950	1.4%
Short-term funds - 13.3%
John Hancock Collateral Trust, 0.2429% (C)(D)	14,537,057	145,534,836	13.3%
Repurchase agreement - 0.7%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $8,072,000 on 7-1-20, collateralized by $7,657,200 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $8,233,537)	$8,072,000	8,072,000	0.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $168,609,308)		$168,606,786
Total Investments (Mid Cap Index Trust) (Cost $1,226,754,343) - 113.1%		$1,238,832,713	113.1%
Other assets and liabilities, net - (13.1)%		(143,493,464)	(13.1)%
TOTAL NET ASSETS - 100.0%		$1,095,339,249	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	164	Long	Sep 2020	$28,559,531	$29,177,240	$617,709
						$617,709
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 90.9%
Communication services - 7.5%
IAC (A)	74,235	$7,715,244	0.9%
Roku, Inc. (A)(B)	66,881	7,793,643	1.0%
Snap, Inc., Class A (A)	512,053	12,028,125	1.5%
Spotify Technology SA (A)	94,197	24,320,725	3.1%
OTHER SECURITIES		7,751,578	1.0%
		59,609,315
Consumer discretionary - 17.8%
Aramark	508,523	11,477,364	1.4%
Burlington Stores, Inc. (A)	103,125	20,308,406	2.6%
Chegg, Inc. (A)	236,518	15,908,201	2.0%
DraftKings, Inc. (A)(C)	327,200	10,371,984	1.3%
Five Below, Inc. (A)	126,418	13,515,348	1.7%
Floor & Decor Holdings, Inc., Class A (A)	184,622	10,643,458	1.3%
Lennar Corp., A Shares	157,306	9,693,196	1.2%
Peloton Interactive, Inc., Class A (A)	244,527	14,126,325	1.8%
Planet Fitness, Inc., Class A (A)	164,118	9,940,627	1.3%
Polaris, Inc.	81,358	7,529,683	1.0%
Thor Industries, Inc. (B)	64,326	6,852,649	0.9%
Vail Resorts, Inc.	50,925	9,275,989	1.2%
OTHER SECURITIES		654,867	0.1%
		140,298,097
Consumer staples - 4.0%
Monster Beverage Corp. (A)	272,623	18,898,226	2.4%
The Boston Beer Company, Inc., Class A (A)	24,138	12,953,658	1.6%
		31,851,884
Financials - 1.0%
The Blackstone Group, Inc., Class A	145,651	8,252,586	1.0%
Health care - 25.1%
ABIOMED, Inc. (A)	71,846	17,355,121	2.2%
Agilent Technologies, Inc. (B)	89,295	7,890,999	1.0%
Align Technology, Inc. (A)	46,738	12,826,777	1.6%
DexCom, Inc. (A)	60,182	24,397,783	3.1%
Elanco Animal Health, Inc. (A)	310,671	6,663,893	0.9%
Exact Sciences Corp. (A)	225,135	19,573,237	2.5%
Galapagos NV (A)	45,268	8,934,889	1.1%
Galapagos NV, ADR (A)(B)	4,557	899,051	0.1%
Insulet Corp. (A)(B)	110,709	21,506,330	2.7%
Livongo Health, Inc. (A)(B)	157,033	11,807,311	1.5%
Novocure, Ltd. (A)(B)	113,270	6,716,911	0.9%
Seattle Genetics, Inc. (A)	45,565	7,742,405	1.0%
Tandem Diabetes Care, Inc. (A)(B)	241,738	23,912,723	3.0%
Veeva Systems, Inc., Class A (A)	47,506	11,136,357	1.4%
OTHER SECURITIES		16,615,014	2.1%
		197,978,801
Industrials - 7.1%
Copart, Inc. (A)	129,353	10,771,224	1.4%
CoStar Group, Inc. (A)	34,472	24,498,216	3.1%
Fortive Corp.	93,628	6,334,870	0.8%
Trane Technologies PLC	161,516	14,371,694	1.8%
		55,976,004
Information technology - 28.4%
2U, Inc. (A)(B)	224,154	8,508,886	1.1%
Advanced Micro Devices, Inc. (A)	332,294	17,481,987	2.2%
Alteryx, Inc., Class A (A)(B)	59,419	9,761,353	1.2%
Fair Isaac Corp. (A)	30,130	12,595,545	1.6%
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
GoDaddy, Inc., Class A (A)	189,456	$13,892,808	1.8%
Guidewire Software, Inc. (A)(B)	206,254	22,863,256	2.9%
Leidos Holdings, Inc.	98,635	9,239,140	1.2%
Marvell Technology Group, Ltd.	383,026	13,428,892	1.7%
RingCentral, Inc., Class A (A)	22,993	6,553,235	0.8%
Splunk, Inc. (A)(B)	183,781	36,517,285	4.6%
Square, Inc., Class A (A)	352,742	37,016,745	4.7%
Workday, Inc., Class A (A)	123,800	23,195,168	2.9%
OTHER SECURITIES		13,253,748	1.7%
		224,308,048
TOTAL COMMON STOCKS (Cost $528,691,282)		$718,274,735
PREFERRED SECURITIES - 2.7%
Consumer discretionary - 1.3%		10,304,498	1.3%
Information technology - 1.3%		10,020,491	1.3%
Real estate - 0.1%		1,215,337	0.1%
TOTAL PREFERRED SECURITIES (Cost $16,887,039)		$21,540,326
EXCHANGE-TRADED FUNDS - 4.7%
iShares Russell Mid-Cap Growth ETF (B)	235,036	37,163,892	4.7%
TOTAL EXCHANGE-TRADED FUNDS (Cost $33,816,078)		$37,163,892
WARRANTS - 0.0%
DraftKings, Inc. (Expiration Date: 4-25-23) (A)(C)(D)	2,294	31,882	0.0%
TOTAL WARRANTS (Cost $5,898)		$31,882
SHORT-TERM INVESTMENTS - 12.2%
Short-term funds - 9.2%
John Hancock Collateral Trust, 0.2429% (E)(F)	7,223,788	72,319,513	9.2%
Repurchase agreement - 3.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-20 at 0.090% to be repurchased at $23,800,060 on 7-1-20, collateralized by $24,276,700 U.S. Treasury Bills, 0.000% due 7-7-20 (valued at $24,276,069)	$23,800,000	23,800,000	3.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $96,122,374)		$96,119,513
Total Investments (Mid Cap Stock Trust) (Cost $675,522,671) - 110.5%		$873,130,348	110.5%
Other assets and liabilities, net - (10.5)%		(82,656,030)	(10.5)%
TOTAL NET ASSETS - 100.0%		$790,474,318	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.1%
Communication services - 5.2%
News Corp., Class A	932,632	$11,061,016	2.1%
ViacomCBS, Inc., Class B (A)	279,654	6,521,531	1.2%
OTHER SECURITIES		9,730,776	1.9%
		27,313,323
Consumer discretionary - 2.9%
Strategic Education, Inc.	44,345	6,813,609	1.3%
OTHER SECURITIES		8,190,581	1.6%
		15,004,190
Consumer staples - 9.0%
Bunge, Ltd.	336,239	13,829,510	2.6%
Flowers Foods, Inc.	520,515	11,638,715	2.2%
Sysco Corp.	136,754	7,474,974	1.4%
OTHER SECURITIES		14,077,355	2.8%
		47,020,554
Energy - 11.8%
Cameco Corp. (A)	610,267	6,255,237	1.2%
Canadian Natural Resources, Ltd. (A)	344,081	5,997,332	1.2%
EQT Corp.	920,491	10,953,843	2.1%
Hess Corp.	115,221	5,969,600	1.1%
Imperial Oil, Ltd.	684,435	10,985,182	2.1%
Ovintiv, Inc. (A)	485,265	4,634,281	0.9%
OTHER SECURITIES		16,953,033	3.2%
		61,748,508
Financials - 16.9%
Brown & Brown, Inc. (A)	162,605	6,627,780	1.3%
CNA Financial Corp.	170,104	5,468,844	1.0%
Fifth Third Bancorp	387,330	7,467,722	1.4%
Groupe Bruxelles Lambert SA	72,381	6,062,629	1.2%
Kemper Corp.	63,754	4,623,440	0.9%
Lazard, Ltd., Class A	251,257	7,193,488	1.4%
Loews Corp.	225,664	7,738,019	1.5%
Northern Trust Corp.	101,614	8,062,055	1.5%
State Street Corp.	189,729	12,057,278	2.3%
Westamerica Bancorporation	99,864	5,734,191	1.1%
OTHER SECURITIES		17,526,082	3.3%
		88,561,528
Health care - 17.1%
Alkermes PLC (B)	219,747	4,264,191	0.8%
Baxter International, Inc.	69,189	5,957,173	1.1%
Cardinal Health, Inc.	236,237	12,329,209	2.4%
Covetrus, Inc. (A)(B)	232,494	4,159,318	0.8%
Dentsply Sirona, Inc.	180,107	7,935,514	1.5%
Hologic, Inc. (B)	193,317	11,019,069	2.1%
Patterson Companies, Inc. (A)	441,973	9,723,406	1.9%
Perrigo Company PLC	195,952	10,830,267	2.1%
Select Medical Holdings Corp. (B)	543,500	8,005,755	1.5%
Zimmer Biomet Holdings, Inc.	64,568	7,706,836	1.5%
OTHER SECURITIES		8,018,172	1.4%
		89,948,910
Industrials - 9.0%
C.H. Robinson Worldwide, Inc. (A)	90,283	7,137,774	1.4%
J.B. Hunt Transport Services, Inc.	36,299	4,368,222	0.8%
PACCAR, Inc.	80,110	5,996,234	1.1%
Southwest Airlines Company	132,009	4,512,068	0.9%
Textron, Inc.	262,501	8,638,908	1.7%
OTHER SECURITIES		16,543,692	3.1%
		47,196,898
Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 3.1%
Applied Materials, Inc.	127,872	$7,729,862	1.5%
National Instruments Corp.	148,861	5,762,409	1.1%
OTHER SECURITIES		2,759,122	0.5%
		16,251,393
Materials - 12.3%
Barrick Gold Corp.	402,810	10,851,701	2.1%
Corteva, Inc.	220,228	5,899,908	1.1%
Franco-Nevada Corp.	70,742	9,882,307	1.9%
Freeport-McMoRan, Inc.	643,260	7,442,518	1.4%
Fresnillo PLC	713,707	7,457,531	1.4%
Westlake Chemical Corp.	80,967	4,343,880	0.8%
OTHER SECURITIES		18,571,569	3.6%
		64,449,414
Real estate - 7.0%
Rayonier, Inc.	334,335	8,288,165	1.6%
Weyerhaeuser Company	623,704	14,008,391	2.6%
OTHER SECURITIES		14,648,554	2.8%
		36,945,110
Utilities - 4.8%
CenterPoint Energy, Inc.	254,766	4,756,481	0.9%
FirstEnergy Corp.	247,653	9,603,983	1.8%
PG&E Corp. (A)(B)	973,622	8,636,027	1.7%
OTHER SECURITIES		2,108,953	0.4%
		25,105,444
TOTAL COMMON STOCKS (Cost $528,470,472)		$519,545,272
PREFERRED SECURITIES - 0.3%
Consumer staples - 0.3%
Bunge, Ltd., 4.875%	15,222	1,400,272	0.3%
TOTAL PREFERRED SECURITIES (Cost $1,724,199)		$1,400,272
CORPORATE BONDS - 0.2%
Energy - 0.2%		1,313,393	0.2%
TOTAL CORPORATE BONDS (Cost $1,326,925)		$1,313,393
SHORT-TERM INVESTMENTS - 7.3%
Short-term funds - 7.3%
John Hancock Collateral Trust, 0.2429% (C)(D)	3,569,050	35,730,827	6.8%
OTHER SECURITIES		2,428,571	0.5%
		38,159,398
TOTAL SHORT-TERM INVESTMENTS (Cost $38,160,218)		$38,159,398
Total Investments (Mid Value Trust) (Cost $569,681,814) - 106.9%		$560,418,335	106.9%
Other assets and liabilities, net - (6.9)%		(36,272,013)	(6.9)%
TOTAL NET ASSETS - 100.0%		$524,146,322	100.0%
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-20.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.8%
Consumer discretionary - 0.7%
Hyatt Hotels Corp., Class A (A)	41,387	$2,081,352	0.7%
Real estate - 98.1%
Agree Realty Corp.	110,271	7,245,907	2.5%
Alexandria Real Estate Equities, Inc.	74,215	12,041,384	4.2%
American Homes 4 Rent, Class A	180,230	4,848,187	1.7%
American Tower Corp.	19,346	5,001,715	1.7%
Apple Hospitality REIT, Inc.	373,646	3,609,420	1.2%
Cousins Properties, Inc.	235,518	7,025,502	2.4%
CyrusOne, Inc.	84,410	6,140,828	2.1%
Digital Realty Trust, Inc.	58,724	8,345,268	2.9%
EastGroup Properties, Inc.	67,703	8,030,253	2.8%
Equinix, Inc.	37,445	26,297,624	9.1%
Equity LifeStyle Properties, Inc.	137,722	8,604,871	3.0%
Essential Properties Realty Trust, Inc.	379,367	5,629,806	1.9%
Essex Property Trust, Inc.	36,531	8,371,809	2.9%
Extra Space Storage, Inc.	77,247	7,135,305	2.5%
Gaming and Leisure Properties, Inc.	311,027	10,761,534	3.7%
Healthcare Trust of America, Inc., Class A	124,357	3,297,948	1.1%
Highwoods Properties, Inc.	186,613	6,966,263	2.4%
Invitation Homes, Inc.	400,456	11,024,554	3.8%
Kimco Realty Corp.	602,401	7,734,829	2.7%
Life Storage, Inc.	67,532	6,412,163	2.2%
Medical Properties Trust, Inc.	188,341	3,540,811	1.2%
Mid-America Apartment Communities, Inc.	111,499	12,785,590	4.4%
Omega Healthcare Investors, Inc.	240,600	7,153,038	2.5%
Pebblebrook Hotel Trust	96,931	1,324,077	0.5%
Prologis, Inc.	307,616	28,709,801	9.9%
Realty Income Corp.	117,331	6,981,195	2.4%
Regency Centers Corp.	161,216	7,398,202	2.5%
Rexford Industrial Realty, Inc.	163,839	6,787,850	2.3%
Sabra Health Care REIT, Inc.	230,653	3,328,323	1.1%
SBA Communications Corp.	15,884	4,732,161	1.6%
Simon Property Group, Inc.	109,454	7,484,465	2.6%
Sun Communities, Inc.	53,968	7,322,378	2.5%
UDR, Inc.	191,220	7,147,805	2.5%
Welltower, Inc.	295,428	15,288,398	5.3%
		284,509,264
TOTAL COMMON STOCKS (Cost $282,989,423)		$286,590,616
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 0.2429% (B)(C)	177,485	1,776,851	0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (B)	2,940,126	2,940,126	1.0%
		4,716,977
TOTAL SHORT-TERM INVESTMENTS (Cost $4,717,030)		$4,716,977
Total Investments (Real Estate Securities Trust) (Cost $287,706,453) - 100.4%		$291,307,593	100.4%
Other assets and liabilities, net - (0.4)%		(1,195,686)	(0.4)%
TOTAL NET ASSETS - 100.0%		$290,111,907	100.0%
Real Estate Securities Trust (continued)
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-20.
(B)	The rate shown is the annualized seven-day yield as of 6-30-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 93.0%
Communication services - 18.0%
58.com, Inc., ADR (A)	334,537	$18,044,926	2.0%
Alphabet, Inc., Class C (A)	31,563	44,617,772	4.9%
Baidu, Inc., ADR (A)	38,316	4,593,705	0.5%
Facebook, Inc., Class A (A)	248,529	56,433,475	6.3%
Mail.Ru Group, Ltd., GDR (A)	641,763	14,475,925	1.6%
NAVER Corp.	28,877	6,496,840	0.7%
Zynga, Inc., Class A (A)	481,090	4,589,599	0.5%
OTHER SECURITIES		13,633,185	1.5%
		162,885,427
Consumer discretionary - 17.4%
Alibaba Group Holding, Ltd., ADR (A)	80,640	17,394,048	1.9%
Amazon.com, Inc. (A)	16,339	45,076,360	5.0%
Booking Holdings, Inc. (A)	15,788	25,139,864	2.8%
Naspers, Ltd., N Shares	43,876	8,063,544	0.9%
Trip.com Group, Ltd., ADR (A)	850,875	22,054,680	2.4%
Zalando SE (A)(B)	387,262	27,472,556	3.1%
OTHER SECURITIES		11,630,453	1.3%
		156,831,505
Health care - 1.2%
Intuitive Surgical, Inc. (A)	12,400	7,065,892	0.8%
Veeva Systems, Inc., Class A (A)	18,005	4,220,732	0.4%
		11,286,624
Industrials - 0.3%		2,699,361	0.3%
Information technology - 56.0%
Advanced Micro Devices, Inc. (A)	111,010	5,840,236	0.6%
Alteryx, Inc., Class A (A)(C)	42,065	6,910,438	0.8%
Apple, Inc.	71,165	25,960,992	2.9%
Applied Materials, Inc.	185,617	11,220,548	1.2%
Atlassian Corp. PLC, Class A (A)	80,275	14,471,174	1.6%
Citrix Systems, Inc.	57,877	8,560,587	0.9%
Crowdstrike Holdings, Inc., Class A (A)	117,390	11,773,043	1.3%
DocuSign, Inc. (A)	23,785	4,096,015	0.5%
HubSpot, Inc. (A)	31,300	7,022,155	0.8%
Lam Research Corp.	33,055	10,691,970	1.2%
Mastercard, Inc., Class A	26,095	7,716,292	0.9%
Maxim Integrated Products, Inc.	154,117	9,341,031	1.0%
Micron Technology, Inc. (A)	447,427	23,051,439	2.6%
Microsoft Corp.	247,478	50,364,248	5.6%
MongoDB, Inc. (A)(C)	50,505	11,431,302	1.3%
NVIDIA Corp.	52,577	19,974,528	2.2%
Okta, Inc. (A)	86,695	17,358,940	1.9%
Paycom Software, Inc. (A)	37,090	11,487,886	1.3%
PayPal Holdings, Inc. (A)	70,795	12,334,613	1.4%
Pure Storage, Inc., Class A (A)	1,094,466	18,967,096	2.1%
QUALCOMM, Inc.	177,351	16,176,185	1.8%
RingCentral, Inc., Class A (A)	54,270	15,467,493	1.7%
salesforce.com, Inc. (A)	131,580	24,648,881	2.7%

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Samsung Electronics Company, Ltd.	512,846	$22,702,478	2.5%
Skyworks Solutions, Inc.	46,780	5,981,291	0.7%
Splunk, Inc. (A)	26,500	5,265,550	0.6%
Square, Inc., Class A (A)	52,040	5,461,078	0.6%
TeamViewer AG (A)(B)	79,586	4,336,548	0.5%
Twilio, Inc., Class A (A)(C)	83,915	18,412,629	2.0%
Wix.com, Ltd. (A)	19,287	4,941,715	0.5%
Workday, Inc., Class A (A)	31,506	5,902,964	0.7%
Zoom Video Communications, Inc., Class A (A)(C)	26,665	6,760,644	0.7%
Zscaler, Inc. (A)	91,657	10,036,442	1.1%
OTHER SECURITIES		70,329,575	7.8%
		504,998,006
Real estate - 0.1%		456,495	0.1%
TOTAL COMMON STOCKS (Cost $653,645,740)		$839,157,418
PREFERRED SECURITIES - 0.1%
Communication services - 0.1%		600,317	0.1%
Industrials - 0.0%		387,607	0.0%
TOTAL PREFERRED SECURITIES (Cost $1,063,751)		$987,924
EXCHANGE-TRADED FUNDS - 0.4%		3,797,847	0.4%
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,386,714)		$3,797,847
TERM LOANS (D) - 0.1%
Communication services - 0.1%		947,025	0.1%
TOTAL TERM LOANS (Cost $892,481)		$947,025
SHORT-TERM INVESTMENTS - 11.6%
Short-term funds - 9.6%
John Hancock Collateral Trust, 0.2429% (E)(F)	3,564,321	35,683,490	3.9%
T. Rowe Price Government Reserve Fund, 0.2119% (E)	50,420,021	50,420,021	5.6%
OTHER SECURITIES		500,000	0.1%
		86,603,511
Repurchase agreement - 2.0%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $17,652,000 on 7-1-20, collateralized by $17,963,200 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $18,005,045)	$17,652,000	17,652,000	2.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $104,255,726)		$104,255,511
Total Investments (Science & Technology Trust) (Cost $763,244,412) - 105.2%		$949,145,725	105.2%
Other assets and liabilities, net - (5.2)%		(46,589,585)	(5.2)%
TOTAL NET ASSETS - 100.0%		$902,556,140	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Science & Technology Trust (continued)
(C)	All or a portion of this security is on loan as of 6-30-20.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.4%
Communication services - 2.4%		$12,158,284	2.4%
Consumer discretionary - 11.3%
Churchill Downs, Inc.	10,287	1,369,714	0.3%
Deckers Outdoor Corp. (A)	7,575	1,487,654	0.3%
Helen of Troy, Ltd. (A)	6,854	1,292,390	0.3%
Penn National Gaming, Inc. (A)(B)	36,425	1,112,420	0.2%
RH (A)	4,542	1,130,504	0.2%
TopBuild Corp. (A)	8,969	1,020,403	0.2%
Wingstop, Inc.	8,043	1,117,736	0.2%
OTHER SECURITIES		48,037,492	9.6%
		56,568,313
Consumer staples - 3.2%
BJ's Wholesale Club Holdings, Inc. (A)	37,171	1,385,346	0.3%
Darling Ingredients, Inc. (A)	43,616	1,073,826	0.2%
Performance Food Group Company (A)	35,613	1,037,763	0.2%
OTHER SECURITIES		12,584,897	2.5%
		16,081,832
Energy - 2.2%		10,852,723	2.2%
Financials - 15.8%
Essent Group, Ltd.	29,411	1,066,737	0.2%
First Financial Bankshares, Inc.	34,636	1,000,634	0.2%
OTHER SECURITIES		76,441,508	15.4%
		78,508,879
Health care - 19.9%
Amicus Therapeutics, Inc. (A)	69,256	1,044,380	0.2%
Arrowhead Pharmaceuticals, Inc. (A)	27,300	1,179,087	0.2%
Blueprint Medicines Corp. (A)	14,766	1,151,748	0.2%
Halozyme Therapeutics, Inc. (A)	36,925	989,959	0.2%
HealthEquity, Inc. (A)	18,975	1,113,263	0.2%
Inovio Pharmaceuticals, Inc. (A)(B)	39,141	1,054,850	0.2%
LHC Group, Inc. (A)	8,237	1,435,874	0.3%
Mirati Therapeutics, Inc. (A)	9,999	1,141,586	0.2%
Momenta Pharmaceuticals, Inc. (A)	32,087	1,067,534	0.2%
MyoKardia, Inc. (A)	13,519	1,306,206	0.3%
Neogen Corp. (A)	14,346	1,113,250	0.2%
Nevro Corp. (A)(B)	9,119	1,089,447	0.2%
Novavax, Inc. (A)(B)	15,852	1,321,264	0.3%
Ultragenyx Pharmaceutical, Inc. (A)(B)	15,442	1,207,873	0.3%
Wright Medical Group NV (A)(B)	34,961	1,039,041	0.2%
OTHER SECURITIES		81,989,890	16.5%
		99,245,252
Industrials - 14.0%
Exponent, Inc.	13,909	1,125,655	0.2%
Simpson Manufacturing Company, Inc.	11,743	990,639	0.2%

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
SiteOne Landscape Supply, Inc. (A)	11,316	$1,289,685	0.3%
Tetra Tech, Inc.	14,540	1,150,405	0.2%
OTHER SECURITIES		65,210,962	13.1%
		69,767,346
Information technology - 13.4%
Blackline, Inc. (A)	13,627	1,129,815	0.2%
Cabot Microelectronics Corp.	7,866	1,097,622	0.2%
Envestnet, Inc. (A)	14,419	1,060,373	0.2%
II-VI, Inc. (A)(B)	24,442	1,154,151	0.2%
Lattice Semiconductor Corp. (A)	36,481	1,035,696	0.2%
MAXIMUS, Inc.	16,525	1,164,186	0.2%
Novanta, Inc. (A)	9,269	989,651	0.2%
Q2 Holdings, Inc. (A)(B)	13,462	1,154,905	0.2%
Silicon Laboratories, Inc. (A)	11,732	1,176,368	0.2%
OTHER SECURITIES		56,725,403	11.6%
		66,688,170
Materials - 3.9%		19,285,245	3.9%
Real estate - 6.8%
EastGroup Properties, Inc.	10,374	1,230,460	0.3%
Healthcare Realty Trust, Inc.	36,255	1,061,909	0.2%
QTS Realty Trust, Inc., Class A (B)	16,196	1,038,002	0.2%
Redfin Corp. (A)(B)	26,109	1,094,228	0.2%
STAG Industrial, Inc.	40,479	1,186,844	0.2%
OTHER SECURITIES		28,306,444	5.7%
		33,917,887
Utilities - 3.5%
ONE Gas, Inc.	14,083	1,085,095	0.2%
Portland General Electric Company	24,249	1,013,851	0.2%
Southwest Gas Holdings, Inc.	14,885	1,027,809	0.2%
OTHER SECURITIES		14,285,854	2.9%
		17,412,609
TOTAL COMMON STOCKS (Cost $448,721,961)		$480,486,540
PREFERRED SECURITIES - 0.0%
Communication services - 0.0%		38,031	0.0%
Consumer discretionary - 0.0%		12,304	0.0%
Industrials - 0.0%		137,344	0.0%
TOTAL PREFERRED SECURITIES (Cost $140,036)		$187,679
RIGHTS - 0.0%		60,446	0.0%
TOTAL RIGHTS (Cost $26,845)		$60,446
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 10.0%
U.S. Government Agency - 2.0%
Federal Home Loan Bank Discount Note, 0.115%, 08/11/2020 *	$10,000,000	$9,998,292	2.0%
Short-term funds - 6.7%
John Hancock Collateral Trust, 0.2429% (C)(D)	3,336,620	33,403,906	6.7%
Repurchase agreement - 1.3%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $6,224,000 on 7-1-20, collateralized by $5,904,100 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $6,348,486)	$6,224,000	6,224,000	1.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $49,627,545)		$49,626,198
Total Investments (Small Cap Index Trust) (Cost $498,516,387) - 106.4%		$530,360,863	106.4%
Other assets and liabilities, net - (6.4)%		(31,929,354)	(6.4)%
TOTAL NET ASSETS - 100.0%		$498,431,509	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	262	Long	Sep 2020	$17,902,099	$18,832,560	$930,461
						$930,461
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.7%
Communication services - 2.2%		$2,421,185	2.2%
Consumer discretionary - 14.5%
Churchill Downs, Inc.	3,332	443,656	0.4%
Five Below, Inc. (A)	5,326	569,403	0.5%
Fox Factory Holding Corp. (A)	8,955	739,773	0.7%
Grand Canyon Education, Inc. (A)	8,314	752,666	0.7%
Lithia Motors, Inc., Class A	3,627	548,874	0.5%
Pool Corp.	1,941	527,700	0.5%
Toll Brothers, Inc.	12,316	401,378	0.4%
OTHER SECURITIES		11,742,420	10.8%
		15,725,870
Consumer staples - 3.6%
Performance Food Group Company (A)	14,539	423,666	0.4%
OTHER SECURITIES		3,482,630	3.2%
		3,906,296
Energy - 3.9%		4,213,300	3.9%
Financials - 18.8%
Ally Financial, Inc.	21,341	423,192	0.4%
Houlihan Lokey, Inc.	9,493	528,191	0.5%
Pinnacle Financial Partners, Inc.	11,736	492,795	0.5%
OTHER SECURITIES		18,900,950	17.4%
		20,345,128
Health care - 14.1%
Amicus Therapeutics, Inc. (A)	28,769	433,837	0.4%
Arena Pharmaceuticals, Inc. (A)	7,022	442,035	0.4%
AtriCure, Inc. (A)	10,875	488,831	0.5%
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,138	448,749	0.4%
Catalent, Inc. (A)	11,714	858,636	0.8%
GW Pharmaceuticals PLC, ADR (A)	3,574	438,601	0.4%
HealthEquity, Inc. (A)	7,114	417,378	0.4%
Horizon Therapeutics PLC (A)	9,679	537,959	0.5%
LHC Group, Inc. (A)	4,022	701,115	0.7%
Mylan NV (A)	26,458	425,435	0.4%
Quidel Corp. (A)	2,964	663,165	0.6%
Retrophin, Inc. (A)	21,832	445,591	0.4%
Syneos Health, Inc. (A)	10,696	623,042	0.6%
Wright Medical Group NV (A)	14,656	435,576	0.4%
OTHER SECURITIES		7,959,727	7.2%
		15,319,677
Industrials - 19.7%
Alamo Group, Inc.	4,161	427,085	0.4%
Exponent, Inc.	7,641	618,386	0.6%
Gibraltar Industries, Inc. (A)	11,286	541,841	0.5%
Knight-Swift Transportation Holdings, Inc. (B)	12,673	528,591	0.5%
RBC Bearings, Inc. (A)	3,827	512,971	0.5%
Ritchie Brothers Auctioneers, Inc.	14,480	591,508	0.6%
SiteOne Landscape Supply, Inc. (A)	6,297	717,669	0.7%
The Shyft Group, Inc.	34,476	580,576	0.5%
Woodward, Inc.	5,225	405,199	0.4%
OTHER SECURITIES		16,478,668	15.0%
		21,402,494
Information technology - 13.4%
Arrow Electronics, Inc. (A)	7,383	507,138	0.5%
CACI International, Inc., Class A (A)	2,958	641,531	0.6%
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Entegris, Inc.	7,018	$414,413	0.4%
HubSpot, Inc. (A)	4,187	939,353	0.9%
Mimecast, Ltd. (A)	14,690	611,662	0.6%
Paylocity Holding Corp. (A)	5,192	757,461	0.7%
Rapid7, Inc. (A)	10,294	525,200	0.5%
Rogers Corp. (A)	4,448	554,221	0.5%
OTHER SECURITIES		9,533,429	8.7%
		14,484,408
Materials - 6.3%
Balchem Corp.	4,584	434,838	0.4%
PolyOne Corp.	16,566	434,526	0.4%
Reliance Steel & Aluminum Company	5,192	492,877	0.5%
Westrock Company	14,417	407,424	0.4%
OTHER SECURITIES		5,019,265	4.6%
		6,788,930
Real estate - 2.1%
QTS Realty Trust, Inc., Class A	11,046	707,938	0.7%
STAG Industrial, Inc.	20,567	603,024	0.6%
OTHER SECURITIES		1,006,793	0.8%
		2,317,755
Utilities - 0.1%		103,356	0.1%
TOTAL COMMON STOCKS (Cost $114,957,261)		$107,028,399
PREFERRED SECURITIES - 0.0%
Industrials - 0.0%		39,983	0.0%
TOTAL PREFERRED SECURITIES (Cost $37,691)		$39,983
SHORT-TERM INVESTMENTS - 12.3%
Short-term funds - 12.3%
John Hancock Collateral Trust, 0.2429% (C)(D)	1,210,174	12,115,419	11.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.1136% (C)	587,236	587,236	0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (C)	580,440	580,440	0.5%
		13,283,095
TOTAL SHORT-TERM INVESTMENTS (Cost $13,283,351)		$13,283,095
Total Investments (Small Cap Opportunities Trust) (Cost $128,278,303) - 111.0%		$120,351,477	111.0%
Other assets and liabilities, net - (11.0)%		(11,885,250)	(11.0)%
TOTAL NET ASSETS - 100.0%		$108,466,227	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.7%
Communication services - 2.3%
Bandwidth, Inc., Class A (A)(B)	34,841	$4,424,807	1.5%
OTHER SECURITIES		2,256,645	0.8%
		6,681,452
Consumer discretionary - 18.7%
BRP, Inc.	90,591	3,863,597	1.3%
Cavco Industries, Inc. (A)	18,354	3,539,569	1.2%
Chegg, Inc. (A)(B)	86,176	5,796,198	1.9%
DraftKings, Inc. (A)(C)	101,111	3,205,124	1.1%
Five Below, Inc. (A)	41,316	4,417,094	1.5%
Floor & Decor Holdings, Inc., Class A (A)	65,506	3,776,421	1.3%
Fox Factory Holding Corp. (A)(B)	53,252	4,399,148	1.5%
Skyline Champion Corp. (A)	163,902	3,989,375	1.3%
Thor Industries, Inc. (B)	28,550	3,041,432	1.0%
Wolverine World Wide, Inc.	171,718	4,088,606	1.4%
YETI Holdings, Inc. (A)	105,691	4,516,176	1.5%
OTHER SECURITIES		10,922,293	3.7%
		55,555,033
Consumer staples - 1.3%
The Boston Beer Company, Inc., Class A (A)	6,977	3,744,207	1.3%
Financials - 6.0%
Ares Management Corp., Class A	75,264	2,987,981	1.0%
Sterling Bancorp	260,909	3,057,853	1.0%
Western Alliance Bancorp	94,121	3,564,362	1.2%
OTHER SECURITIES		8,107,574	2.8%
		17,717,770
Health care - 29.5%
Amicus Therapeutics, Inc. (A)	209,998	3,166,770	1.1%
Arena Pharmaceuticals, Inc. (A)	55,950	3,522,053	1.2%
Blueprint Medicines Corp. (A)	42,260	3,296,280	1.1%
Insulet Corp. (A)	16,937	3,290,182	1.1%
LHC Group, Inc. (A)	27,522	4,797,635	1.6%
Livongo Health, Inc. (A)(B)	80,000	6,015,200	2.0%
Mirati Therapeutics, Inc. (A)	25,802	2,945,814	1.0%
MyoKardia, Inc. (A)	31,814	3,073,869	1.0%
Omnicell, Inc. (A)	56,168	3,966,584	1.3%
Tandem Diabetes Care, Inc. (A)(B)	61,161	6,050,042	2.0%
Y-mAbs Therapeutics, Inc. (A)	67,421	2,912,587	1.0%
OTHER SECURITIES		44,266,084	15.1%
		87,303,100
Industrials - 15.6%
Advanced Drainage Systems, Inc.	97,076	4,795,554	1.6%
Argan, Inc.	73,414	3,478,355	1.2%
Comfort Systems USA, Inc.	77,300	3,149,975	1.1%
Curtiss-Wright Corp.	48,741	4,351,596	1.5%
ITT, Inc.	76,705	4,505,652	1.5%
Rexnord Corp.	168,662	4,916,497	1.7%
Saia, Inc. (A)(B)	28,137	3,128,272	1.0%
Tetra Tech, Inc.	37,838	2,993,743	1.0%
TriNet Group, Inc. (A)	71,093	4,332,407	1.5%
OTHER SECURITIES		10,654,206	3.5%
		46,306,257
Information technology - 22.0%
2U, Inc. (A)(B)	79,133	3,003,889	1.0%
ACM Research, Inc., Class A (A)(B)	51,579	3,216,466	1.1%
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
First Solar, Inc. (A)	63,842	$3,160,179	1.1%
Five9, Inc. (A)(B)	28,431	3,146,459	1.1%
HubSpot, Inc. (A)	13,335	2,991,707	1.0%
II-VI, Inc. (A)(B)	68,247	3,222,623	1.1%
LiveRamp Holdings, Inc. (A)	86,476	3,672,636	1.2%
Manhattan Associates, Inc. (A)(B)	37,114	3,496,139	1.2%
Novanta, Inc. (A)	39,519	4,219,444	1.4%
PagerDuty, Inc. (A)	116,938	3,346,766	1.1%
Paylocity Holding Corp. (A)(B)	22,163	3,233,360	1.1%
Rapid7, Inc. (A)	79,521	4,057,161	1.4%
Tower Semiconductor, Ltd. (A)	253,499	4,839,296	1.6%
OTHER SECURITIES		19,739,004	6.6%
		65,345,129
Materials - 0.7%		2,073,624	0.7%
Real estate - 1.6%		4,723,922	1.6%
TOTAL COMMON STOCKS (Cost $244,277,046)		$289,450,494
PREFERRED SECURITIES - 0.9%
Consumer discretionary - 0.3%		1,065,492	0.3%
Information technology - 0.6%		1,715,269	0.6%
TOTAL PREFERRED SECURITIES (Cost $3,015,165)		$2,780,761
WARRANTS - 0.0%
DraftKings, Inc. (Expiration Date: 4-25-23) (A)(C)(D)	709	9,852	0.0%
TOTAL WARRANTS (Cost $4,692)		$9,852
SHORT-TERM INVESTMENTS - 16.7%
Short-term funds - 15.1%
John Hancock Collateral Trust, 0.2429% (E)(F)	4,462,430	44,674,722	15.1%
Repurchase agreement - 1.6%
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-20 at 0.070% to be repurchased at $4,700,009 on 7-1-20, collateralized by $4,417,140 Federal National Mortgage Association, 3.000% - 5.695% due 1-1-24 to 11-1-49 (valued at $4,794,001)	$4,700,000	4,700,000	1.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $49,376,031)		$49,374,722
Total Investments (Small Cap Stock Trust) (Cost $296,672,934) - 115.3%		$341,615,829	115.3%
Other assets and liabilities, net - (15.3)%		(45,326,263)	(15.3)%
TOTAL NET ASSETS - 100.0%		$296,289,566	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.2%
Consumer discretionary - 7.5%
Cooper Tire & Rubber Company	150,820	$4,164,140	1.2%
Gentherm, Inc. (A)	109,099	4,243,951	1.2%
Helen of Troy, Ltd. (A)	22,280	4,201,117	1.2%
TRI Pointe Group, Inc. (A)	436,585	6,413,434	1.8%
OTHER SECURITIES		7,684,629	2.1%
		26,707,271
Consumer staples - 4.5%
Cranswick PLC	124,050	5,556,705	1.6%
Spectrum Brands Holdings, Inc.	145,695	6,687,401	1.9%
OTHER SECURITIES		3,730,621	1.0%
		15,974,727
Energy - 4.0%
SEACOR Holdings, Inc. (A)	135,693	3,842,826	1.1%
OTHER SECURITIES		10,176,521	2.9%
		14,019,347
Financials - 18.1%
1st Source Corp.	103,185	3,671,322	1.0%
Atlantic Union Bankshares Corp.	189,950	4,399,242	1.2%
Banc of California, Inc.	415,914	4,504,349	1.3%
First Busey Corp.	229,283	4,276,128	1.2%
First Midwest Bancorp, Inc.	397,176	5,302,300	1.5%
International Bancshares Corp.	195,029	6,244,829	1.8%
Kemper Corp. (B)	99,515	7,216,828	2.0%
Northwest Bancshares, Inc.	367,455	3,757,227	1.1%
Solar Capital, Ltd.	267,414	4,281,298	1.2%
Synovus Financial Corp.	188,988	3,879,924	1.1%
White Mountains Insurance Group, Ltd.	5,060	4,493,128	1.3%
OTHER SECURITIES		12,005,696	3.4%
		64,032,271
Health care - 3.4%
Allscripts Healthcare Solutions, Inc. (A)	776,522	5,257,054	1.5%
Lantheus Holdings, Inc. (A)	250,580	3,583,294	1.0%
OTHER SECURITIES		3,329,574	0.9%
		12,169,922
Industrials - 30.7%
ACCO Brands Corp.	677,845	4,812,700	1.4%
American Woodmark Corp. (A)	94,020	7,112,613	2.0%
Forrester Research, Inc. (A)	136,748	4,381,406	1.2%
Forward Air Corp.	99,935	4,978,762	1.4%
GATX Corp. (B)	86,205	5,256,781	1.5%
Hexcel Corp.	79,390	3,590,016	1.0%
Huron Consulting Group, Inc. (A)	148,106	6,553,691	1.8%
ICF International, Inc.	71,565	4,639,559	1.3%
Luxfer Holdings PLC	384,139	5,435,567	1.5%
Mueller Industries, Inc.	291,695	7,753,253	2.2%
Primoris Services Corp.	259,680	4,611,917	1.3%
Saia, Inc. (A)(B)	45,250	5,030,895	1.4%
Thermon Group Holdings, Inc. (A)	315,688	4,599,574	1.3%
TriMas Corp. (A)	368,621	8,828,473	2.5%
Tyman PLC	2,257,969	5,285,190	1.5%
Valmont Industries, Inc.	50,550	5,743,491	1.6%
OTHER SECURITIES		20,168,556	5.8%
		108,782,444
Information technology - 9.0%
Belden, Inc.	202,614	6,595,086	1.9%
Coherent, Inc. (A)	28,230	3,697,565	1.0%
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
CTS Corp.	206,520	$4,138,661	1.2%
Onto Innovation, Inc. (A)	208,406	7,094,140	2.0%
WNS Holdings, Ltd., ADR (A)	74,239	4,081,660	1.1%
OTHER SECURITIES		6,382,176	1.8%
		31,989,288
Materials - 6.1%
Element Solutions, Inc. (A)	417,560	4,530,526	1.3%
Neenah, Inc.	110,285	5,454,696	1.5%
Orion Engineered Carbons SA	443,555	4,697,247	1.3%
Stepan Company	48,890	4,747,219	1.3%
OTHER SECURITIES		2,301,431	0.7%
		21,731,119
Real estate - 10.9%
Alexander & Baldwin, Inc.	375,690	4,579,661	1.3%
Brandywine Realty Trust	489,630	5,332,071	1.5%
Corporate Office Properties Trust	234,607	5,944,941	1.7%
Physicians Realty Trust	382,130	6,694,918	1.9%
PotlatchDeltic Corp.	200,537	7,626,422	2.1%
RPT Realty	707,672	4,925,397	1.4%
OTHER SECURITIES		3,413,664	1.0%
		38,517,074
Utilities - 2.0%
Spire, Inc.	55,320	3,635,077	1.0%
OTHER SECURITIES		3,496,390	1.0%
		7,131,467
TOTAL COMMON STOCKS (Cost $384,154,429)		$341,054,930
SHORT-TERM INVESTMENTS - 5.9%
Short-term funds - 2.2%
John Hancock Collateral Trust, 0.2429% (C)(D)	786,429	7,873,177	2.2%
Repurchase agreement - 3.7%
Bank of America Tri-Party Repurchase Agreement dated 6-30-20 at 0.090% to be repurchased at $13,200,033 on 7-1-20, collateralized by $15,462,000 Federal National Mortgage Association, 0.000% due 11-15-30 (valued at $13,464,047)	$13,200,000	13,200,000	3.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $21,073,099)		$21,073,177
Total Investments (Small Cap Value Trust) (Cost $405,227,528) - 102.1%		$362,128,107	102.1%
Other assets and liabilities, net - (2.1)%		(7,486,434)	(2.1)%
TOTAL NET ASSETS - 100.0%		$354,641,673	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Company Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.6%
Communication services - 2.1%
Cable One, Inc.	1,092	$1,938,136	1.6%
OTHER SECURITIES		629,323	0.5%
		2,567,459
Consumer discretionary - 10.5%
Aaron's, Inc.	29,699	1,348,335	1.1%
Cavco Industries, Inc. (A)	6,469	1,247,547	1.0%
LCI Industries	8,262	949,965	0.8%
Pool Corp.	4,745	1,290,023	1.1%
Sportsman's Warehouse Holdings, Inc. (A)	65,316	930,753	0.8%
Strategic Education, Inc.	10,034	1,541,724	1.3%
OTHER SECURITIES		5,452,588	4.4%
		12,760,935
Consumer staples - 3.1%
Nomad Foods, Ltd. (A)	68,928	1,478,506	1.2%
Post Holdings, Inc. (A)	9,640	844,657	0.7%
OTHER SECURITIES		1,458,096	1.2%
		3,781,259
Energy - 4.6%		5,547,433	4.6%
Financials - 27.6%
BankUnited, Inc.	47,601	963,920	0.8%
Columbia Banking System, Inc.	35,547	1,007,580	0.8%
Glacier Bancorp, Inc. (B)	26,201	924,633	0.8%
Green Dot Corp., Class A (A)	22,775	1,117,797	0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,137	1,056,919	0.9%
Home BancShares, Inc.	114,550	1,761,779	1.5%
Houlihan Lokey, Inc.	21,414	1,191,475	1.0%
National Bank Holdings Corp., Class A	32,108	866,916	0.7%
PennyMac Financial Services, Inc. (B)	39,025	1,630,855	1.3%
Pinnacle Financial Partners, Inc.	26,367	1,107,150	0.9%
Prosperity Bancshares, Inc.	15,446	917,183	0.8%
Radian Group, Inc.	53,938	836,578	0.7%
Towne Bank	50,070	943,319	0.8%
Western Alliance Bancorp	30,104	1,140,038	0.9%
WSFS Financial Corp.	44,456	1,275,887	1.1%
OTHER SECURITIES		16,718,933	13.7%
		33,460,962
Health care - 8.5%
Atrion Corp.	1,494	951,693	0.8%
Quidel Corp. (A)(B)	11,898	2,662,059	2.2%
OTHER SECURITIES		6,762,418	5.5%
		10,376,170
Industrials - 13.3%
Aegion Corp. (A)	60,864	965,912	0.8%
Cubic Corp.	17,852	857,432	0.7%
ESCO Technologies, Inc.	14,014	1,184,603	1.0%
FTI Consulting, Inc. (A)	13,509	1,547,456	1.3%
Landstar System, Inc.	8,048	903,871	0.7%
Stericycle, Inc. (A)	15,438	864,219	0.7%
UFP Industries, Inc.	26,817	1,327,710	1.1%
OTHER SECURITIES		8,532,787	7.0%
		16,183,990
Information technology - 10.0%
Belden, Inc. (B)	43,782	1,425,104	1.2%
Cabot Microelectronics Corp.	6,768	944,407	0.8%
Ceridian HCM Holding, Inc. (A)	19,331	1,532,368	1.3%
Entegris, Inc.	15,865	936,828	0.8%
Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Knowles Corp. (A)	57,562	$878,396	0.7%
Littelfuse, Inc.	10,627	1,813,285	1.5%
OTHER SECURITIES		4,561,864	3.7%
		12,092,252
Materials - 4.3%
Clearwater Paper Corp. (A)	24,761	894,615	0.7%
OTHER SECURITIES		4,328,488	3.6%
		5,223,103
Real estate - 8.7%
EastGroup Properties, Inc.	9,195	1,090,619	0.9%
Healthcare Realty Trust, Inc.	28,488	834,414	0.7%
JBG SMITH Properties	35,224	1,041,574	0.9%
PotlatchDeltic Corp.	27,027	1,027,837	0.8%
Terreno Realty Corp.	30,353	1,597,782	1.3%
The St. Joe Company (A)(B)	48,159	935,248	0.8%
OTHER SECURITIES		4,004,364	3.3%
		10,531,838
Utilities - 5.9%
Chesapeake Utilities Corp.	18,001	1,512,084	1.2%
ONE Gas, Inc. (B)	18,419	1,419,184	1.2%
PNM Resources, Inc. (B)	36,892	1,418,128	1.2%
Southwest Gas Holdings, Inc.	13,046	900,826	0.7%
OTHER SECURITIES		1,875,077	1.6%
		7,125,299
TOTAL COMMON STOCKS (Cost $113,410,072)		$119,650,700
SHORT-TERM INVESTMENTS - 7.4%
Short-term funds - 7.4%
John Hancock Collateral Trust, 0.2429% (C)(D)	780,369	7,812,508	6.5%
OTHER SECURITIES		1,075,642	0.9%
		8,888,150
TOTAL SHORT-TERM INVESTMENTS (Cost $8,888,267)		$8,888,150
Total Investments (Small Company Value Trust) (Cost $122,298,339) - 106.0%		$128,538,850	106.0%
Other assets and liabilities, net - (6.0)%		(7,220,909)	(6.0)%
TOTAL NET ASSETS - 100.0%		$121,317,941	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.6%
Communication services - 7.8%
Alphabet, Inc., Class A (A)	53,452	$75,797,609	0.9%
Alphabet, Inc., Class C (A)	52,100	73,649,081	0.9%
AT&T, Inc.	1,269,265	38,369,881	0.5%
Comcast Corp., Class A	811,388	31,627,904	0.4%
Facebook, Inc., Class A (A)	428,353	97,266,116	1.2%
Netflix, Inc. (A)	78,348	35,651,474	0.4%
The Walt Disney Company	321,773	35,880,907	0.4%
Verizon Communications, Inc.	737,153	40,639,245	0.5%

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communication services (continued)
OTHER SECURITIES		$225,806,283	2.6%
		654,688,500
Consumer discretionary - 10.8%
Amazon.com, Inc. (A)	74,637	205,910,048	2.5%
LVMH Moet Hennessy Louis Vuitton SE (B)	56,085	24,761,244	0.3%
McDonald's Corp.	132,459	24,434,712	0.3%
The Home Depot, Inc.	191,596	47,996,714	0.6%
Toyota Motor Corp.	428,300	26,933,244	0.3%
OTHER SECURITIES		575,587,923	6.8%
		905,623,885
Consumer staples - 8.0%
Nestle SA	600,948	66,627,481	0.8%
PepsiCo, Inc.	247,173	32,691,101	0.4%
The Coca-Cola Company	688,592	30,766,291	0.4%
The Procter & Gamble Company	441,017	52,732,403	0.6%
Walmart, Inc.	252,246	30,214,026	0.4%
OTHER SECURITIES		452,201,891	5.4%
		665,233,193
Energy - 2.8%
Chevron Corp.	332,588	29,676,827	0.4%
Exxon Mobil Corp.	753,224	33,684,177	0.4%
Royal Dutch Shell PLC, A Shares	832,077	13,322,607	0.2%
Royal Dutch Shell PLC, B Shares	751,124	11,387,262	0.2%
OTHER SECURITIES		145,801,324	1.6%
		233,872,197
Financials - 12.2%
Bank of America Corp.	1,390,945	33,034,944	0.4%
Berkshire Hathaway, Inc., Class B (A)	346,314	61,820,512	0.8%
JPMorgan Chase & Co.	542,804	51,056,144	0.6%
OTHER SECURITIES		877,056,016	10.4%
		1,022,967,616
Health care - 14.0%
Abbott Laboratories	315,106	28,810,142	0.4%
AbbVie, Inc.	313,948	30,823,415	0.4%
Amgen, Inc.	104,792	24,716,241	0.3%
AstraZeneca PLC	264,959	27,575,450	0.3%
Eli Lilly & Company	150,030	24,631,925	0.3%
Johnson & Johnson	469,333	66,002,300	0.8%
Merck & Company, Inc.	449,650	34,771,435	0.4%
Novartis AG	433,795	37,792,660	0.5%
Pfizer, Inc.	989,552	32,358,350	0.4%
Roche Holding AG	141,856	49,145,946	0.6%
Thermo Fisher Scientific, Inc.	70,358	25,493,518	0.3%
UnitedHealth Group, Inc.	168,947	49,830,918	0.6%
OTHER SECURITIES		742,749,691	8.7%
		1,174,701,991
Industrials - 10.6%		884,526,673	10.6%
Information technology - 19.3%
Accenture PLC, Class A	113,482	24,366,855	0.3%
Adobe, Inc. (A)	85,829	37,362,222	0.5%
Apple, Inc.	725,801	264,772,205	3.2%
ASML Holding NV	85,950	31,441,613	0.4%
Cisco Systems, Inc.	755,481	35,235,634	0.4%
Intel Corp.	754,255	45,127,077	0.6%
Mastercard, Inc., Class A	157,443	46,555,895	0.6%
Microsoft Corp.	1,350,933	274,928,377	3.3%
NVIDIA Corp.	109,582	41,631,298	0.5%
PayPal Holdings, Inc. (A)	209,168	36,443,341	0.5%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
salesforce.com, Inc. (A)	160,506	$30,067,589	0.4%
SAP SE	210,849	29,474,454	0.4%
Visa, Inc., Class A (B)	300,546	58,056,471	0.7%
OTHER SECURITIES		654,742,411	7.5%
		1,610,205,442
Materials - 4.2%		354,159,363	4.2%
Real estate - 3.5%		292,612,983	3.5%
Utilities - 3.4%		282,055,436	3.4%
TOTAL COMMON STOCKS (Cost $5,103,747,441)		$8,080,647,279
PREFERRED SECURITIES - 0.2%
Communication services - 0.0%		27,180	0.0%
Consumer discretionary - 0.1%		8,045,282	0.1%
Consumer staples - 0.1%		3,360,812	0.1%
Health care - 0.0%		2,369,744	0.0%
Industrials - 0.0%		86,395	0.0%
Materials - 0.0%		564,924	0.0%
TOTAL PREFERRED SECURITIES (Cost $12,736,934)		$14,454,337
RIGHTS - 0.0%		37,504	0.0%
TOTAL RIGHTS (Cost $16,278)		$37,504
SHORT-TERM INVESTMENTS - 5.2%
U.S. Government Agency - 2.1%
Federal Home Loan Bank Discount Note, 0.060%, 10/01/2020 *	$50,000,000	49,980,834	0.6%
Federal Home Loan Bank Discount Note, 0.080%, 07/10/2020 *	700,000	699,979	0.0%
Federal Home Loan Bank Discount Note, 0.135%, 09/02/2020 *	28,200,000	28,193,091	0.4%
Federal Home Loan Bank Discount Note, 0.140%, 10/02/2020 *	25,000,000	24,990,313	0.3%
Federal Home Loan Bank Discount Note, 0.165%, 09/14/2020 *	19,000,000	18,994,458	0.2%
Federal National Mortgage Association Discount Note, 0.150%, 09/16/2020 *	50,000,000	49,985,028	0.6%
		172,843,703
Short-term funds - 2.9%
John Hancock Collateral Trust, 0.2429% (C)(D)	24,584,785	246,125,660	2.9%
Repurchase agreement - 0.2%		18,271,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $437,242,709)		$437,240,363
Total Investments (Strategic Equity Allocation Trust) (Cost $5,553,743,362) - 102.0%		$8,532,379,483	102.0%
Other assets and liabilities, net - (2.0)%		(166,305,332)	(2.0)%
TOTAL NET ASSETS - 100.0%		$8,366,074,151	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	526	Long	Sep 2020	$46,779,409	$46,771,920	$(7,489)
Russell 2000 E-Mini Index Futures	181	Long	Sep 2020	12,400,644	12,997,945	597,301
S&P 500 Index E-Mini Futures	1,189	Long	Sep 2020	183,448,084	183,358,663	(89,421)
S&P Mid 400 Index E-Mini Futures	100	Long	Sep 2020	17,301,051	17,791,000	489,949
						$990,340
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.0%
Communication services - 10.5%
Alphabet, Inc., Class C (A)	14,374	$20,319,230	3.0%
AT&T, Inc.	152,229	4,601,883	0.7%
Comcast Corp., Class A	94,812	3,695,772	0.6%
Facebook, Inc., Class A (A)	59,437	13,496,360	2.0%
Netflix, Inc. (A)	9,135	4,156,790	0.6%
The Walt Disney Company	37,564	4,188,762	0.6%
T-Mobile US, Inc. (A)	26,613	2,771,744	0.4%
Verizon Communications, Inc.	86,142	4,749,008	0.7%
OTHER SECURITIES		13,939,221	1.9%
		71,918,770
Consumer discretionary - 11.5%
Amazon.com, Inc. (A)	10,334	28,509,646	4.2%
McDonald's Corp.	15,690	2,894,334	0.4%
NIKE, Inc., Class B	32,531	3,189,665	0.5%
Tesla, Inc. (A)	3,758	4,057,926	0.6%
The Home Depot, Inc.	22,732	5,694,593	0.8%
OTHER SECURITIES		35,071,180	5.0%
		79,417,344
Consumer staples - 7.0%
Costco Wholesale Corp.	9,204	2,790,745	0.4%
PepsiCo, Inc.	29,049	3,842,021	0.6%
The Coca-Cola Company	89,283	3,989,164	0.6%
The Procter & Gamble Company	51,968	6,213,814	0.9%
Walmart, Inc.	59,120	7,081,394	1.1%
OTHER SECURITIES		24,039,524	3.4%
		47,956,662
Energy - 2.9%
Chevron Corp.	39,426	3,517,982	0.5%
Exxon Mobil Corp.	88,227	3,945,511	0.6%
OTHER SECURITIES		12,761,912	1.8%
		20,225,405
Financials - 10.6%
Bank of America Corp.	187,505	4,453,244	0.7%
Berkshire Hathaway, Inc., Class B (A)	50,958	9,096,513	1.3%
JPMorgan Chase & Co.	65,361	6,147,856	0.9%
OTHER SECURITIES		52,919,132	7.7%
		72,616,745
Health care - 13.8%
Abbott Laboratories	36,865	3,370,567	0.5%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
AbbVie, Inc.	36,764	$3,609,490	0.5%
Amgen, Inc.	12,389	2,922,070	0.4%
Bristol-Myers Squibb Company	48,873	2,873,732	0.4%
Danaher Corp.	14,471	2,558,907	0.4%
Eli Lilly & Company	20,017	3,286,391	0.5%
Johnson & Johnson	54,848	7,713,274	1.1%
Merck & Company, Inc.	53,082	4,104,831	0.6%
Pfizer, Inc.	115,382	3,772,991	0.6%
Thermo Fisher Scientific, Inc.	8,354	3,026,988	0.5%
UnitedHealth Group, Inc.	19,753	5,826,147	0.9%
OTHER SECURITIES		51,908,094	7.4%
		94,973,482
Industrials - 8.4%
Union Pacific Corp.	14,468	2,446,105	0.4%
OTHER SECURITIES		55,415,895	8.0%
		57,862,000
Information technology - 26.0%
Adobe, Inc. (A)	10,087	4,390,972	0.7%
Apple, Inc.	92,613	33,785,173	4.9%
Broadcom, Inc.	8,266	2,608,832	0.4%
Cisco Systems, Inc.	88,417	4,123,769	0.6%
Intel Corp.	90,661	5,424,248	0.8%
Mastercard, Inc., Class A	21,028	6,217,980	0.9%
Microsoft Corp.	158,996	32,357,276	4.7%
NVIDIA Corp.	12,757	4,846,512	0.7%
Oracle Corp.	68,391	3,779,971	0.6%
PayPal Holdings, Inc. (A)	24,473	4,263,931	0.6%
salesforce.com, Inc. (A)	18,487	3,463,170	0.5%
Texas Instruments, Inc.	19,475	2,472,741	0.4%
Visa, Inc., Class A	41,048	7,929,242	1.2%
OTHER SECURITIES		63,132,294	9.0%
		178,796,111
Materials - 2.2%		15,477,086	2.2%
Real estate - 3.3%		23,042,166	3.3%
Utilities - 2.8%
NextEra Energy, Inc.	10,185	2,446,131	0.4%
OTHER SECURITIES		16,543,479	2.4%
		18,989,610
TOTAL COMMON STOCKS (Cost $342,716,361)		$681,275,381

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 0.0%
Communication services - 0.0%		$5,190	0.0%
Consumer discretionary - 0.0%		1,088	0.0%
Industrials - 0.0%		20,222	0.0%
TOTAL PREFERRED SECURITIES (Cost $23,611)		$26,500
RIGHTS - 0.0%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (A)(B)	15,751	56,389	0.0%
OTHER SECURITIES		4,961	0.0%
TOTAL RIGHTS (Cost $40,058)		$61,350
WARRANTS - 0.0%		637	0.0%
TOTAL WARRANTS (Cost $18,908)		$637
SHORT-TERM INVESTMENTS - 3.9%
U.S. Government Agency - 0.5%
Federal Home Loan Bank Discount Note, 0.135%, 09/02/2020 *	$3,000,000	2,999,265	0.5%
Short-term funds - 3.2%
John Hancock Collateral Trust, 0.2429% (C)(D)	2,217,519	22,200,251	3.2%
Repurchase agreement - 0.2%		1,603,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $26,801,819)		$26,802,516
Total Investments (Total Stock Market Index Trust) (Cost $369,600,757) - 102.9%		$708,166,384	102.9%
Other assets and liabilities, net - (2.9)%		(20,107,993)	(2.9)%
TOTAL NET ASSETS - 100.0%		$688,058,391	100.0%
Total Stock Market Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Strike price and/or expiration date not available.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	14	Long	Sep 2020	$956,254	$1,006,320	$50,066
S&P 500 Index E-Mini Futures	40	Long	Sep 2020	6,034,471	6,168,517	134,046
						$184,112
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 6-30-20:
Blue Chip Growth Trust
United States	89.2%
China	6.8%
United Kingdom	1.2%
Other countries	2.8%
TOTAL	100.0%
Capital Appreciation Trust
United States	84.2%
Canada	4.9%
China	3.7%
Netherlands	2.1%
United Kingdom	2.1%
France	1.0%
Sweden	1.0%
Australia	1.0%
TOTAL	100.0%
Equity Income Trust
United States	89.3%
France	2.5%
Canada	2.4%
Switzerland	2.4%
Ireland	1.4%
United Kingdom	1.1%
Other countries	0.9%
TOTAL	100.0%
Financial Industries Trust
United States	80.1%
United Kingdom	6.2%
Netherlands	3.4%
Canada	2.5%
Bermuda	2.5%
Denmark	1.7%
Japan	1.1%
Other countries	2.5%
TOTAL	100.0%
Health Sciences Trust
United States	86.5%
Switzerland	2.4%
United Kingdom	2.1%
Japan	2.1%
Netherlands	1.5%
Germany	1.4%
Denmark	1.1%
Other countries	2.9%
TOTAL	100.0%
Mid Value Trust
United States	81.5%
Canada	8.4%
Ireland	3.2%
Mexico	1.4%
Belgium	1.2%
Other countries	4.3%
TOTAL	100.0%
Science & Technology Trust
United States	78.7%
China	7.6%
South Korea	3.6%
Germany	3.5%
Russia	1.6%
Australia	1.6%
Other countries	3.4%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	66.6%
Japan	8.1%
United Kingdom	4.7%
Switzerland	3.6%
France	3.4%
Germany	2.9%
Australia	2.2%
Netherlands	1.5%
Hong Kong	1.0%
Ireland	1.0%
Other countries	5.0%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.
50

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$5,832,858,277	$1,297,343,294	$208,454,435	$861,816,952
Affiliated investments, at value	63,420,278	—	—	—
Repurchase agreements, at value	2,855,000	—	—	—
Total investments, at value	5,899,133,555	1,297,343,294	208,454,435	861,816,952
Receivable for futures variation margin	1,894,961	—	—	—
Cash	7,130	—	—	—
Collateral held at broker for futures contracts	15,656,000	—	—	—
Dividends and interest receivable	4,477,819	—	—	—
Receivable for fund shares sold	—	—	17,946	—
Receivable for investments sold	9,991	428,475	5,797,566	34,623,719
Receivable for securities lending income	34,415	—	—	—
Receivable from affiliates	54,812	—	—	—
Other assets	63,309	2,968	1,388	2,278
Total assets	5,921,331,992	1,297,774,737	214,271,335	896,442,949
Liabilities
Due to custodian	—	626	95	385
Payable for fund shares repurchased	12,425,251	406,359	5,812,022	34,609,037
Payable upon return of securities loaned	63,364,163	—	—	—
Payable to affiliates
Accounting and legal services fees	174,007	35,140	6,356	26,846
Trustees' fees	8,912	2,425	368	1,450
Other liabilities and accrued expenses	249,923	27,769	16,038	20,009
Total liabilities	76,222,256	472,319	5,834,879	34,657,727
Net assets	$5,845,109,736	$1,297,302,418	$208,436,456	$861,785,222
Net assets consist of
Paid-in capital	$2,741,663,856	$859,534,480	$147,028,643	$537,833,953
Total distributable earnings (loss)	3,103,445,880	437,767,938	61,407,813	323,951,269
Net assets	$5,845,109,736	$1,297,302,418	$208,436,456	$861,785,222
Unaffiliated investments, including repurchase agreements, at cost	$2,893,146,595	$1,024,199,694	$172,612,043	$685,098,187
Affiliated investments, at cost	$63,422,698	—	—	—
Securities loaned, at value	$62,046,332	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$3,665,822,516	$295,961,260	$28,227,680	$163,791,063
Shares outstanding	100,062,631	23,947,902	1,647,742	8,345,077
Net asset value, offering price and redemption price per share	$36.64	$12.36	$17.13	$19.63
Series II
Net assets	$67,875,895	$886,016,978	$152,191,573	$610,224,684
Shares outstanding	1,853,504	71,717,986	8,915,894	31,364,668
Net asset value, offering price and redemption price per share	$36.62	$12.35	$17.07	$19.46
Series III
Net assets	—	$115,324,180	$28,017,203	$87,769,475
Shares outstanding	—	9,313,102	1,638,112	4,499,218
Net asset value, offering price and redemption price per share	—	$12.38	$17.10	$19.51
Series NAV
Net assets	$2,111,411,325	—	—	—
Shares outstanding	57,625,582	—	—	—
Net asset value, offering price and redemption price per share	$36.64	—	—	—
The accompanying notes are an integral part of the financial statements.
51

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Unaffiliated investments, at value (including securities loaned)	$931,985,056	$441,391,517	$2,074,389,240	$600,509,254
Affiliated investments, at value	—	—	65,245,969	20,854,105
Total investments, at value	931,985,056	441,391,517	2,139,635,209	621,363,359
Dividends and interest receivable	—	—	293,514	105,057
Receivable for fund shares sold	—	—	—	19,222
Receivable for investments sold	13,032,063	2,747,099	3,488,230	1,491,443
Receivable for securities lending income	—	—	20,263	5,292
Other assets	2,461	1,741	23,632	13,368
Total assets	945,019,580	444,140,357	2,143,460,848	622,997,741
Liabilities
Due to custodian	447	214	—	—
Payable for investments purchased	—	—	2,309,340	1,808,685
Payable for fund shares repurchased	13,017,519	2,739,237	3,228,145	298,892
Payable upon return of securities loaned	—	—	65,226,453	20,850,670
Payable to affiliates
Accounting and legal services fees	26,985	12,260	62,839	21,192
Trustees' fees	1,719	855	3,590	969
Other liabilities and accrued expenses	22,444	17,012	113,176	49,747
Total liabilities	13,069,114	2,769,578	70,943,543	23,030,155
Net assets	$931,950,466	$441,370,779	$2,072,517,305	$599,967,586
Net assets consist of
Paid-in capital	$733,622,005	$439,240,309	$803,325,782	$301,036,802
Total distributable earnings (loss)	198,328,461	2,130,470	1,269,191,523	298,930,784
Net assets	$931,950,466	$441,370,779	$2,072,517,305	$599,967,586
Unaffiliated investments, including repurchase agreements, at cost	$900,626,923	$449,717,966	$1,253,851,946	$394,833,678
Affiliated investments, at cost	—	—	$65,247,525	$20,854,630
Securities loaned, at value	—	—	$63,776,697	$20,411,247
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$266,834,632	$131,888,758	$337,368,375	$220,160,075
Shares outstanding	16,956,965	7,512,459	8,830,502	34,236,275
Net asset value, offering price and redemption price per share	$15.74	$17.56	$38.20	$6.43
Series II
Net assets	$477,902,406	$275,970,136	$132,354,216	$72,944,649
Shares outstanding	30,514,677	15,739,393	3,595,808	12,908,057
Net asset value, offering price and redemption price per share	$15.66	$17.53	$36.81	$5.65
Series III
Net assets	$187,213,428	$33,511,885	—	—
Shares outstanding	11,906,380	1,913,456	—	—
Net asset value, offering price and redemption price per share	$15.72	$17.51	—	—
Series NAV
Net assets	—	—	$1,602,794,714	$306,862,862
Shares outstanding	—	—	41,911,665	47,401,458
Net asset value, offering price and redemption price per share	—	—	$38.24	$6.47
The accompanying notes are an integral part of the financial statements.
52

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Unaffiliated investments, at value (including securities loaned)	$393,816,682	$256,441,215	$186,862,593	$1,306,576,095
Affiliated investments, at value	3,611,969	8,934,470	3,188,259	37,828,666
Repurchase agreements, at value	2,825,000	—	—	—
Total investments, at value	400,253,651	265,375,685	190,050,852	1,344,404,761
Receivable for futures variation margin	—	—	—	262,991
Cash	399	—	1,282,034	—
Foreign currency, at value	—	244,714	695,894	—
Collateral held at broker for futures contracts	—	—	143,100	816,000
Dividends and interest receivable	695,468	816,980	1,298,995	3,092,416
Receivable for fund shares sold	17,464	10,586	89,855	24,653
Receivable for investments sold	2,632,023	1,268,562	555,311	436,173
Receivable for securities lending income	754	8,568	—	92,112
Interfund lending receivable	3,780	—	—	—
Other assets	6,175	14,293	11,581	30,012
Total assets	403,609,714	267,739,388	194,127,622	1,349,159,118
Liabilities
Written options, at value	2,782,998	—	—	—
Payable for futures variation margin	—	—	2,295	—
Payable for investments purchased	5,205,218	578,973	623,583	5,385,991
Payable for fund shares repurchased	47,433	3,534	—	92,816
Payable upon return of securities loaned	3,608,025	8,928,203	3,177,770	37,860,346
Payable to affiliates
Accounting and legal services fees	12,463	9,813	7,201	39,657
Trustees' fees	672	729	611	2,741
Other liabilities and accrued expenses	53,890	60,272	61,428	92,150
Total liabilities	11,710,699	9,581,524	3,872,888	43,473,701
Net assets	$391,899,015	$258,157,864	$190,254,734	$1,305,685,417
Net assets consist of
Paid-in capital	$296,854,884	$311,089,850	$281,567,173	$1,160,440,719
Total distributable earnings (loss)	95,044,131	(52,931,986)	(91,312,439)	145,244,698
Net assets	$391,899,015	$258,157,864	$190,254,734	$1,305,685,417
Unaffiliated investments, including repurchase agreements, at cost	$368,644,947	$268,534,166	$231,169,392	$1,304,413,055
Affiliated investments, at cost	$3,611,993	$8,934,533	$3,188,380	$37,829,191
Foreign currency, at cost	—	$244,591	$692,325	—
Premiums received on written options	$1,631,413	—	—	—
Securities loaned, at value	$3,516,571	$8,501,177	$4,354,825	$36,200,892
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$5,399,153	$65,175,063	$4,707,223	$191,879,661
Shares outstanding	430,801	5,979,069	608,726	15,434,397
Net asset value, offering price and redemption price per share	$12.53	$10.90	$7.73	$12.43
Series II
Net assets	$257,266,276	$39,589,309	$27,626,857	$102,280,439
Shares outstanding	20,645,830	3,638,775	3,575,309	8,283,010
Net asset value, offering price and redemption price per share	$12.46	$10.88	$7.73	$12.35
Series NAV
Net assets	$129,233,586	$153,393,492	$157,920,654	$1,011,525,317
Shares outstanding	10,337,102	14,185,728	20,450,435	81,816,129
Net asset value, offering price and redemption price per share	$12.50	$10.81	$7.72	$12.36
The accompanying notes are an integral part of the financial statements.
53

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Unaffiliated investments, at value (including securities loaned)	$115,432,220	$1,753,997,093	$557,635,200	$140,848,033
Affiliated investments, at value	3,626,395	—	—	—
Repurchase agreements, at value	4,002,000	38,262,000	5,727,000	—
Total investments, at value	123,060,615	1,792,259,093	563,362,200	140,848,033
Unrealized appreciation on forward foreign currency contracts	182,270	—	—	108,131
Cash	397	901	10,279,294	—
Foreign currency, at value	52	27	—	154,008
Collateral segregated at custodian for OTC derivative contracts	—	—	—	430,000
Dividends and interest receivable	214,544	899,181	537,375	497,513
Receivable for fund shares sold	—	—	29,309	—
Receivable for investments sold	244,882	—	—	1,056,483
Receivable for securities lending income	386	—	—	—
Receivable from affiliates	—	—	—	44,273
Other assets	3,778	23,410	11,124	3,095
Total assets	123,706,924	1,793,182,612	574,219,302	143,141,536
Liabilities
Unrealized depreciation on forward foreign currency contracts	18,699	—	—	—
Payable for investments purchased	312,933	—	—	2,989,875
Payable for fund shares repurchased	284,265	1,765,662	2,586,873	1,995,868
Payable upon return of securities loaned	3,625,759	—	—	—
Payable to affiliates
Accounting and legal services fees	3,519	55,673	17,620	4,809
Trustees' fees	358	2,936	1,174	292
Other liabilities and accrued expenses	28,057	96,992	48,282	106,742
Total liabilities	4,273,590	1,921,263	2,653,949	5,097,586
Net assets	$119,433,334	$1,791,261,349	$571,565,353	$138,043,950
Net assets consist of
Paid-in capital	$105,150,381	$1,177,199,298	$440,635,308	$133,996,427
Total distributable earnings (loss)	14,282,953	614,062,051	130,930,045	4,047,523
Net assets	$119,433,334	$1,791,261,349	$571,565,353	$138,043,950
Unaffiliated investments, including repurchase agreements, at cost	$115,687,307	$1,342,748,706	$498,740,565	$128,593,267
Affiliated investments, at cost	$3,626,393	—	—	—
Foreign currency, at cost	$52	$26	—	$154,309
Securities loaned, at value	$3,534,420	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$85,166,420	$105,618,149	$333,484,912	$138,043,950
Shares outstanding	7,357,200	4,315,440	16,044,797	24,939,208
Net asset value, offering price and redemption price per share	$11.58	$24.47	$20.78	$5.54
Series II
Net assets	$12,619,203	$44,690,165	$137,163,410	—
Shares outstanding	1,100,655	1,832,996	6,558,872	—
Net asset value, offering price and redemption price per share	$11.47	$24.38	$20.91	—
Series NAV
Net assets	$21,647,711	$1,640,953,035	$100,917,031	—
Shares outstanding	1,875,691	66,627,891	4,852,381	—
Net asset value, offering price and redemption price per share	$11.54	$24.63	$20.80	—
The accompanying notes are an integral part of the financial statements.
54

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Global Trust	Health Sciences Trust	International Equity Index Trust	International Small Company Trust
Unaffiliated investments, at value (including securities loaned)	$163,680,384	$285,101,154	$713,029,269	$94,914,281
Affiliated investments, at value	—	—	36,515,241	6,773,223
Total investments, at value	163,680,384	285,101,154	749,544,510	101,687,504
Unrealized appreciation on forward foreign currency contracts	124,457	—	—	—
Receivable for futures variation margin	—	—	15,186	—
Cash	—	—	—	715,781
Foreign currency, at value	22,507	—	4,906,335	209,161
Collateral held at broker for futures contracts	—	—	1,169,230	60,410
Collateral segregated at custodian for OTC derivative contracts	490,000	—	—	—
Dividends and interest receivable	456,461	214,500	2,801,991	234,854
Receivable for fund shares sold	541,462	44,640	12,489	—
Receivable for investments sold	1,850,081	1,409,786	1,878,103	93,525
Receivable for securities lending income	—	—	19,297	14,207
Receivable from affiliates	34,658	—	12,182	—
Other assets	25,203	4,681	17,954	5,372
Total assets	167,225,213	286,774,761	760,377,277	103,020,814
Liabilities
Payable for futures variation margin	—	—	—	1,225
Due to custodian	—	—	79,772	—
Payable for investments purchased	4,179,110	2,240,047	1,887,379	1,377
Payable for fund shares repurchased	4,782	49,534	790,624	10,630
Payable upon return of securities loaned	—	—	35,563,956	6,773,461
Payable to affiliates
Accounting and legal services fees	5,187	9,677	22,664	3,238
Trustees' fees	377	545	1,221	242
Other liabilities and accrued expenses	137,844	39,601	162,336	50,931
Total liabilities	4,327,300	2,339,404	38,507,952	6,841,104
Net assets	$162,897,913	$284,435,357	$721,869,325	$96,179,710
Net assets consist of
Paid-in capital	$181,029,641	$158,502,125	$603,936,835	$108,553,352
Total distributable earnings (loss)	(18,131,728)	125,933,232	117,932,490	(12,373,642)
Net assets	$162,897,913	$284,435,357	$721,869,325	$96,179,710
Unaffiliated investments, including repurchase agreements, at cost	$148,465,804	$203,579,877	$613,454,304	$113,293,608
Affiliated investments, at cost	—	—	$36,839,845	$6,770,650
Foreign currency, at cost	$22,591	—	$4,963,596	$209,488
Securities loaned, at value	—	—	$33,885,752	$6,281,783
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$99,599,663	$74,652,553	$304,927,318	$21,858,287
Shares outstanding	5,548,274	2,570,746	18,632,242	1,801,725
Net asset value, offering price and redemption price per share	$17.95	$29.04	$16.37	$12.13
Series II
Net assets	$24,719,415	$73,044,592	$18,849,006	$11,396,340
Shares outstanding	1,384,714	2,761,969	1,151,303	941,514
Net asset value, offering price and redemption price per share	$17.85	$26.45	$16.37	$12.10
Series NAV
Net assets	$38,578,835	$136,738,212	$398,093,001	$62,925,083
Shares outstanding	2,151,257	4,628,331	24,327,361	5,182,749
Net asset value, offering price and redemption price per share	$17.93	$29.54	$16.36	$12.14
The accompanying notes are an integral part of the financial statements.
55

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Lifestyle Aggressive Portfolio	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio
Unaffiliated investments, at value (including securities loaned)	$6,249,429	—	$14	—
Affiliated investments, at value	29,426,983	$970,655,662	202,426,819	$5,579,516,466
Total investments, at value	35,676,412	970,655,662	202,426,833	5,579,516,466
Dividends and interest receivable	—	—	—	36,400
Receivable for fund shares sold	—	189,504	536,528	1,003,097
Receivable for investments sold	7,393	—	—	—
Receivable for securities lending income	37	—	—	—
Receivable from affiliates	661	—	357	—
Other assets	1,143	2,456	1,346	25,541
Total assets	35,685,646	970,847,622	202,965,064	5,580,581,504
Liabilities
Due to custodian	825	11	—	68
Payable for investments purchased	6,805	169,906	534,685	674,283
Payable for fund shares repurchased	12,726	12,231	—	288,274
Payable to affiliates
Accounting and legal services fees	1,320	26,066	6,352	144,377
Trustees' fees	107	1,680	338	10,761
Other liabilities and accrued expenses	20,207	31,818	21,792	88,137
Total liabilities	41,990	241,712	563,167	1,205,900
Net assets	$35,643,656	$970,605,910	$202,401,897	$5,579,375,604
Net assets consist of
Paid-in capital	$31,987,400	$855,788,389	$186,153,705	$4,740,072,255
Total distributable earnings (loss)	3,656,256	114,817,521	16,248,192	839,303,349
Net assets	$35,643,656	$970,605,910	$202,401,897	$5,579,375,604
Unaffiliated investments, including repurchase agreements, at cost	$6,127,631	—	$14	—
Affiliated investments, at cost	$28,586,450	$894,692,159	$189,467,306	$5,088,291,789
Securities loaned, at value	—	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$3,638,474	$34,901,665	$12,757,701	$207,161,207
Shares outstanding	252,490	2,259,214	898,236	12,580,753
Net asset value, offering price and redemption price per share	$14.41	$15.45	$14.20	$16.47
Series II
Net assets	$16,472,199	$820,483,065	$185,036,146	$4,969,358,165
Shares outstanding	1,144,500	53,056,059	13,024,018	301,727,891
Net asset value, offering price and redemption price per share	$14.39	$15.46	$14.21	$16.47
Series NAV
Net assets	$15,532,983	$115,221,180	$4,608,050	$402,856,232
Shares outstanding	1,077,966	7,463,916	324,670	24,472,902
Net asset value, offering price and redemption price per share	$14.41	$15.44	$14.19	$16.46
The accompanying notes are an integral part of the financial statements.
56

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Lifestyle Moderate Portfolio	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Value Trust
Unaffiliated investments, at value (including securities loaned)	$10	$1,085,225,877	$777,010,835	$524,687,508
Affiliated investments, at value	301,451,702	145,534,836	72,319,513	35,730,827
Repurchase agreements, at value	—	8,072,000	23,800,000	—
Total investments, at value	301,451,712	1,238,832,713	873,130,348	560,418,335
Receivable for futures variation margin	—	373,512	—	—
Cash	—	3,145,540	118,607	—
Foreign currency, at value	—	—	—	15,763
Collateral held at broker for futures contracts	—	3,502,000	—	—
Dividends and interest receivable	—	1,108,055	108,640	1,070,152
Receivable for fund shares sold	4,410	—	—	—
Receivable for investments sold	10,602	388,983	7,513,308	4,491,731
Receivable for securities lending income	—	33,606	62,022	19,122
Receivable from affiliates	275	—	—	—
Other assets	1,505	14,745	102,873	10,998
Total assets	301,468,504	1,247,399,154	881,035,798	566,026,101
Liabilities
Foreign currency overdraft, at value	—	—	133	—
Payable for investments purchased	—	2,553,036	14,039,472	5,546,025
Payable for fund shares repurchased	12,463	3,943,722	4,151,937	544,045
Payable upon return of securities loaned	—	145,453,793	72,277,311	35,726,491
Payable to affiliates
Accounting and legal services fees	8,467	29,838	26,476	15,558
Trustees' fees	533	2,529	1,363	1,267
Other liabilities and accrued expenses	22,969	76,987	64,788	46,393
Total liabilities	44,432	152,059,905	90,561,480	41,879,779
Net assets	$301,424,072	$1,095,339,249	$790,474,318	$524,146,322
Net assets consist of
Paid-in capital	$268,945,665	$914,643,056	$396,779,815	$524,782,191
Total distributable earnings (loss)	32,478,407	180,696,193	393,694,503	(635,869)
Net assets	$301,424,072	$1,095,339,249	$790,474,318	$524,146,322
Unaffiliated investments, including repurchase agreements, at cost	$10	$1,081,216,993	$603,200,297	$533,950,167
Affiliated investments, at cost	$279,899,829	$145,537,350	$72,322,374	$35,731,647
Foreign currency, at cost	—	—	$(124)	$15,709
Securities loaned, at value	—	$146,886,294	$70,648,682	$34,055,169
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$11,574,319	$849,405,328	$184,288,774	$181,063,735
Shares outstanding	768,793	45,598,768	8,558,893	21,476,590
Net asset value, offering price and redemption price per share	$15.06	$18.63	$21.53	$8.43
Series II
Net assets	$260,425,366	$55,296,070	$93,888,629	$39,984,571
Shares outstanding	17,279,370	2,987,827	4,712,224	4,741,424
Net asset value, offering price and redemption price per share	$15.07	$18.51	$19.92	$8.43
Series NAV
Net assets	$29,424,387	$190,637,851	$512,296,915	$303,098,016
Shares outstanding	1,954,638	10,232,836	23,397,779	36,201,972
Net asset value, offering price and redemption price per share	$15.05	$18.63	$21.90	$8.37
The accompanying notes are an integral part of the financial statements.
57

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Real Estate Securities Trust	Science & Technology Trust	Small Cap Index Trust	Small Cap Opportunities Trust
Unaffiliated investments, at value (including securities loaned)	$289,530,742	$895,810,235	$490,732,957	$108,236,058
Affiliated investments, at value	1,776,851	35,683,490	33,403,906	12,115,419
Repurchase agreements, at value	—	17,652,000	6,224,000	—
Total investments, at value	291,307,593	949,145,725	530,360,863	120,351,477
Receivable for futures variation margin	—	—	187,137	—
Cash	—	525	23,504	467,844
Foreign currency, at value	—	679,582	—	—
Collateral held at broker for futures contracts	—	—	1,931,600	—
Dividends and interest receivable	624,127	140,511	426,727	70,618
Receivable for fund shares sold	17,631	47,957	18,353	59,499
Receivable for investments sold	—	—	101,580	135,217
Receivable for securities lending income	428	7,465	49,821	6,594
Other assets	5,805	9,597	8,117	3,681
Total assets	291,955,584	950,031,362	533,107,702	121,094,930
Liabilities
Payable for investments purchased	—	10,784,863	—	468,510
Payable for fund shares repurchased	17,964	922,393	1,254,029	11,447
Payable upon return of securities loaned	1,774,720	35,681,162	33,366,706	12,111,678
Payable to affiliates
Accounting and legal services fees	7,278	26,880	14,510	3,560
Trustees' fees	599	1,363	1,057	275
Other liabilities and accrued expenses	43,116	58,561	39,891	33,233
Total liabilities	1,843,677	47,475,222	34,676,193	12,628,703
Net assets	$290,111,907	$902,556,140	$498,431,509	$108,466,227
Net assets consist of
Paid-in capital	$271,790,329	$548,175,775	$405,041,349	$110,152,011
Total distributable earnings (loss)	18,321,578	354,380,365	93,390,160	(1,685,784)
Net assets	$290,111,907	$902,556,140	$498,431,509	$108,466,227
Unaffiliated investments, including repurchase agreements, at cost	$285,929,549	$727,560,707	$465,111,532	$116,162,628
Affiliated investments, at cost	$1,776,904	$35,683,705	$33,404,855	$12,115,675
Foreign currency, at cost	—	$641,202	—	—
Securities loaned, at value	$1,737,544	$34,837,909	$32,974,783	$11,838,151
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$57,625,763	$735,292,368	$331,652,371	$62,887,467
Shares outstanding	2,917,915	21,254,271	25,578,436	3,062,980
Net asset value, offering price and redemption price per share	$19.75	$34.60	$12.97	$20.53
Series II
Net assets	$30,796,895	$64,308,617	$28,224,733	$23,767,526
Shares outstanding	1,562,131	1,975,829	2,192,488	1,185,082
Net asset value, offering price and redemption price per share	$19.71	$32.55	$12.87	$20.06
Series NAV
Net assets	$201,689,249	$102,955,155	$138,554,405	$21,811,234
Shares outstanding	10,271,449	2,933,600	10,670,174	1,069,819
Net asset value, offering price and redemption price per share	$19.64	$35.10	$12.99	$20.39
The accompanying notes are an integral part of the financial statements.
58

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Small Cap Stock Trust	Small Cap Value Trust	Small Company Value Trust	Strategic Equity Allocation Trust
Unaffiliated investments, at value (including securities loaned)	$292,241,107	$341,054,930	$120,726,342	$8,267,982,823
Affiliated investments, at value	44,674,722	7,873,177	7,812,508	246,125,660
Repurchase agreements, at value	4,700,000	13,200,000	—	18,271,000
Total investments, at value	341,615,829	362,128,107	128,538,850	8,532,379,483
Receivable for futures variation margin	—	—	—	2,412,489
Cash	10,208	85,208	—	19,656
Foreign currency, at value	11	48	—	2,211,046
Collateral held at broker for futures contracts	—	—	—	57,284,700
Dividends and interest receivable	107,449	493,668	97,650	16,442,952
Receivable for fund shares sold	—	8,857	1,162	205,535
Receivable for investments sold	—	466,403	548,170	3,036,330
Receivable for securities lending income	11,857	3,107	13,452	220,434
Other assets	43,416	8,748	4,317	142,457
Total assets	341,788,770	363,194,146	129,203,601	8,614,355,082
Liabilities
Payable for investments purchased	—	461,238	—	1,393,923
Payable for fund shares repurchased	782,668	167,354	44,129	—
Payable upon return of securities loaned	44,670,320	7,872,645	7,809,522	246,107,004
Payable to affiliates
Accounting and legal services fees	9,451	9,679	4,032	250,872
Trustees' fees	529	978	275	17,501
Other liabilities and accrued expenses	36,236	40,579	27,702	511,631
Total liabilities	45,499,204	8,552,473	7,885,660	248,280,931
Net assets	$296,289,566	$354,641,673	$121,317,941	$8,366,074,151
Net assets consist of
Paid-in capital	$207,956,312	$361,566,913	$107,093,378	$4,291,579,296
Total distributable earnings (loss)	88,333,254	(6,925,240)	14,224,563	4,074,494,855
Net assets	$296,289,566	$354,641,673	$121,317,941	$8,366,074,151
Unaffiliated investments, including repurchase agreements, at cost	$251,996,903	$397,354,429	$114,485,714	$5,307,615,473
Affiliated investments, at cost	$44,676,031	$7,873,099	$7,812,625	$246,127,889
Foreign currency, at cost	$11	$49	—	$2,219,400
Securities loaned, at value	$43,567,315	$7,693,686	$7,577,910	$236,810,036
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$89,466,080	$139,414,180	$42,824,479	—
Shares outstanding	9,732,305	10,885,151	5,019,215	—
Net asset value, offering price and redemption price per share	$9.19	$12.81	$8.53	—
Series II
Net assets	$30,289,106	$18,530,851	$34,845,937	—
Shares outstanding	3,567,886	1,458,568	4,276,732	—
Net asset value, offering price and redemption price per share	$8.49	$12.70	$8.15	—
Series NAV
Net assets	$176,534,380	$196,696,642	$43,647,525	$8,366,074,151
Shares outstanding	18,860,428	15,415,533	5,146,229	442,607,767
Net asset value, offering price and redemption price per share	$9.36	$12.76	$8.48	$18.90
The accompanying notes are an integral part of the financial statements.
59

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Total Stock Market Index Trust
Unaffiliated investments, at value (including securities loaned)	$684,363,133
Affiliated investments, at value	22,200,251
Repurchase agreements, at value	1,603,000
Total investments, at value	708,166,384
Receivable for futures variation margin	81,308
Cash	2,568
Foreign currency, at value	101
Collateral held at broker for futures contracts	2,005,800
Dividends and interest receivable	508,460
Receivable for fund shares sold	86,791
Receivable for investments sold	13,417
Receivable for securities lending income	22,329
Other assets	10,819
Total assets	710,897,977
Liabilities
Payable for fund shares repurchased	571,381
Payable upon return of securities loaned	22,190,644
Payable to affiliates
Accounting and legal services fees	20,577
Trustees' fees	1,284
Other liabilities and accrued expenses	55,700
Total liabilities	22,839,586
Net assets	$688,058,391
Net assets consist of
Paid-in capital	$265,283,351
Total distributable earnings (loss)	422,775,040
Net assets	$688,058,391
Unaffiliated investments, including repurchase agreements, at cost	$347,401,229
Affiliated investments, at cost	$22,199,528
Foreign currency, at cost	$107
Securities loaned, at value	$21,858,809
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$470,045,167
Shares outstanding	20,198,906
Net asset value, offering price and redemption price per share	$23.27
Series II
Net assets	$38,716,822
Shares outstanding	1,672,367
Net asset value, offering price and redemption price per share	$23.15
Series NAV
Net assets	$179,296,402
Shares outstanding	7,704,703
Net asset value, offering price and redemption price per share	$23.27
The accompanying notes are an integral part of the financial statements.
60

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends	$64,649,413	$6,117,036	$473,537	$2,489,931
Interest	686,635	—	—	—
Securities lending	115,836	—	—	—
Total investment income	65,451,884	6,117,036	473,537	2,489,931
Expenses
Investment management fees	12,984,969	—	—	—
Distribution and service fees	965,370	4,325,492	664,114	2,778,185
Accounting and legal services fees	439,680	103,830	16,037	68,467
Trustees' fees	54,157	12,560	2,053	7,928
Custodian fees	300,593	5,971	5,971	5,971
Printing and postage	58,530	21,657	9,448	15,781
Professional fees	64,041	21,152	11,684	15,452
Other	92,593	12,159	4,854	8,953
Total expenses	14,959,933	4,502,821	714,161	2,900,737
Less expense reductions	(6,950,710)	(309,191)	(65,733)	(295,649)
Net expenses	8,009,223	4,193,630	648,428	2,605,088
Net investment income (loss)	57,442,661	1,923,406	(174,891)	(115,157)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,107,414	35,595,329	2,840,563	8,710,666
Affiliated investments	63,383	—	—	—
Capital gain distributions received from unaffiliated investments	—	6,078,460	6,101,318	21,690,728
Futures contracts	(6,399,978)	—	—	—
	(2,229,181)	41,673,789	8,941,881	30,401,394
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(252,627,751)	(70,832,980)	(960,558)	64,510,794
Affiliated investments	(2,210)	—	—	—
Futures contracts	867,221	—	—	—
	(251,762,740)	(70,832,980)	(960,558)	64,510,794
Net realized and unrealized gain (loss)	(253,991,921)	(29,159,191)	7,981,323	94,912,188
Increase (decrease) in net assets from operations	$(196,549,260)	$(27,235,785)	$7,806,432	$94,797,031
The accompanying notes are an integral part of the financial statements.
61

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends	$4,235,279	$1,055,661	$6,973,985	$1,551,533
Interest	—	—	28,760	10,497
Securities lending	—	—	64,599	22,581
Less foreign taxes withheld	—	—	(3,410)	(18,454)
Total investment income	4,235,279	1,055,661	7,063,934	1,566,157
Expenses
Investment management fees	—	—	7,484,685	1,871,486
Distribution and service fees	2,774,482	1,426,310	235,396	129,551
Accounting and legal services fees	74,279	33,436	156,101	40,543
Trustees' fees	9,070	4,365	19,483	5,089
Custodian fees	5,971	5,971	113,949	33,232
Printing and postage	17,555	12,061	30,530	11,794
Professional fees	16,577	12,643	34,211	24,578
Other	9,820	5,916	29,649	14,230
Total expenses	2,907,754	1,500,702	8,104,004	2,130,503
Less expense reductions	(195,699)	(41,543)	(334,971)	(18,099)
Net expenses	2,712,055	1,459,159	7,769,033	2,112,404
Net investment income (loss)	1,523,224	(403,498)	(705,099)	(546,247)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	14,881,273	(663,360)	160,931,410	29,798,745
Affiliated investments	—	—	16,018	(3,630)
Capital gain distributions received from unaffiliated investments	25,345,378	—	—	—
	40,226,651	(663,360)	160,947,428	29,795,115
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(76,599,612)	(50,143,677)	43,798,690	68,260,414
Affiliated investments	—	—	(1,910)	(819)
	(76,599,612)	(50,143,677)	43,796,780	68,259,595
Net realized and unrealized gain (loss)	(36,372,961)	(50,807,037)	204,744,208	98,054,710
Increase (decrease) in net assets from operations	$(34,849,737)	$(51,210,535)	$204,039,109	$97,508,463
The accompanying notes are an integral part of the financial statements.
62

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Dividends	$1,767,443	$4,747,268	$3,592,228	$24,192,894
Interest	1,869,988	44,673	5,771	183,924
Securities lending	28,672	19,360	38,464	141,550
Less foreign taxes withheld	(10,856)	(491,329)	(414,190)	(380,765)
Total investment income	3,655,247	4,319,972	3,222,273	24,137,603
Expenses
Investment management fees	1,606,495	1,007,405	922,494	4,897,748
Distribution and service fees	323,133	67,149	35,841	188,921
Accounting and legal services fees	30,016	16,503	11,838	97,532
Trustees' fees	3,802	2,779	2,100	14,719
Custodian fees	30,325	55,492	84,276	99,763
Printing and postage	11,091	10,956	14,784	42,308
Professional fees	26,956	40,223	33,447	32,757
Other	11,287	11,739	14,495	36,418
Total expenses	2,043,105	1,212,246	1,119,275	5,410,166
Less expense reductions	(78,611)	(8,833)	(6,578)	(202,938)
Net expenses	1,964,494	1,203,413	1,112,697	5,207,228
Net investment income	1,690,753	3,116,559	2,109,576	18,930,375
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	30,018,506	(35,815,398)	(8,534,502)	768,320
Affiliated investments	4,487	6,368	4,647	9,088
Futures contracts	—	—	(43,002)	—
Written options	1,555,279	—	—	—
	31,578,272	(35,809,030)	(8,572,857)	777,408
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(35,957,107)	(14,868,757)	(38,435,708)	(330,249,183)
Affiliated investments	(122)	(72)	(51)	288
Futures contracts	—	—	(32,575)	219,235
Written options	1,159,379	—	—	—
	(34,797,850)	(14,868,829)	(38,468,334)	(330,029,660)
Net realized and unrealized gain (loss)	(3,219,578)	(50,677,859)	(47,041,191)	(329,252,252)
Decrease in net assets from operations	$(1,528,825)	$(47,561,300)	$(44,931,615)	$(310,321,877)
The accompanying notes are an integral part of the financial statements.
63

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Dividends	$1,364,636	$9,704,422	$5,766,099	$3,241,624
Interest	38,850	104,265	29,477	105,075
Securities lending	1,821	—	—	1,836
Less foreign taxes withheld	(6,147)	(175,257)	(132,205)	(57,062)
Total investment income	1,399,160	9,633,430	5,663,371	3,291,473
Expenses
Investment management fees	486,601	5,677,166	1,986,808	605,732
Distribution and service fees	38,980	79,088	261,300	33,622
Accounting and legal services fees	8,379	129,259	42,167	10,074
Trustees' fees	1,454	16,545	5,899	1,458
Custodian fees	15,856	95,420	36,525	14,161
Printing and postage	8,919	23,369	13,976	32,881
Professional fees	21,698	31,920	23,655	138,502
Other	8,407	33,958	14,928	6,978
Total expenses	590,294	6,086,725	2,385,258	843,408
Less expense reductions	(4,323)	(57,576)	(28,251)	(74,168)
Net expenses	585,971	6,029,149	2,357,007	769,240
Net investment income	813,189	3,604,281	3,306,364	2,522,233
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(3,303,622)	101,537,188	48,819,413	(17,351,524)
Affiliated investments	650	—	—	(3,413)
Forward foreign currency contracts	(230,853)	—	—	(232,281)
	(3,533,825)	101,537,188	48,819,413	(17,587,218)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(24,698,755)	(115,225,342)	(117,036,928)	(8,087,012)
Affiliated investments	12	—	—	(85)
Forward foreign currency contracts	236,203	—	—	222,341
	(24,462,540)	(115,225,342)	(117,036,928)	(7,864,756)
Net realized and unrealized gain (loss)	(27,996,365)	(13,688,154)	(68,217,515)	(25,451,974)
Decrease in net assets from operations	$(27,183,176)	$(10,083,873)	$(64,911,151)	$(22,929,741)
The accompanying notes are an integral part of the financial statements.
64

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Global Trust	Health Sciences Trust	International Equity Index Trust	International Small Company Trust
Dividends	$2,212,156	$1,330,748	$11,201,124	$1,324,452
Interest	26,876	12,615	16,402	3,538
Securities lending	12,296	—	132,875	88,542
Income distributions received from affiliated investments	—	—	24,543	—
Less foreign taxes withheld	(146,783)	(43,399)	(1,127,541)	(127,325)
Total investment income	2,104,545	1,299,964	10,247,403	1,289,207
Expenses
Investment management fees	675,735	1,375,990	1,878,994	453,302
Distribution and service fees	56,810	102,916	100,523	20,415
Accounting and legal services fees	11,557	21,983	49,971	6,593
Trustees' fees	1,751	2,605	7,407	1,097
Custodian fees	32,966	18,762	184,260	37,262
Printing and postage	36,138	9,976	20,471	8,096
Professional fees	147,555	25,230	39,334	29,397
Other	10,383	8,890	26,311	6,321
Total expenses	972,895	1,566,352	2,307,271	562,483
Less expense reductions	(55,349)	(78,674)	(982,646)	(3,276)
Net expenses	917,546	1,487,678	1,324,625	559,207
Net investment income (loss)	1,186,999	(187,714)	8,922,778	730,000
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(36,362,665)	15,660,558	1,645,451	1,282,908
Affiliated investments	(3,845)	—	30,473	203
Futures contracts	—	—	(371,456)	28,123
Forward foreign currency contracts	(551,256)	—	—	—
	(36,917,766)	15,660,558	1,304,468	1,311,234
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	16,209,666	2,617,931	(98,712,353)	(19,914,655)
Affiliated investments	149	—	(488,590)	3,415
Futures contracts	—	—	(410,148)	(4,540)
Forward foreign currency contracts	124,457	—	—	—
	16,334,272	2,617,931	(99,611,091)	(19,915,780)
Net realized and unrealized gain (loss)	(20,583,494)	18,278,489	(98,306,623)	(18,604,546)
Increase (decrease) in net assets from operations	$(19,396,495)	$18,090,775	$(89,383,845)	$(17,874,546)
The accompanying notes are an integral part of the financial statements.
65

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Lifestyle Aggressive Portfolio	Lifestyle Balanced Portfolio	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio
Dividends	$54,597	—	—	—
Interest	94	—	—	—
Securities lending	765	—	—	—
Total investment income	55,456	—	—	—
Expenses
Investment management fees	20,334	$193,701	$39,521	$1,146,087
Distribution and service fees	21,090	999,032	221,466	6,235,086
Accounting and legal services fees	2,465	75,575	15,992	441,059
Trustees' fees	420	9,102	1,832	54,805
Custodian fees	8,403	8,403	8,403	8,403
Printing and postage	6,938	18,799	9,872	72,133
Professional fees	16,360	24,145	18,105	63,605
Other	3,326	11,346	4,374	45,652
Total expenses	79,336	1,340,103	319,565	8,066,830
Less expense reductions	(31,162)	(23,408)	(25,160)	(138,510)
Net expenses	48,174	1,316,695	294,405	7,928,320
Net investment income (loss)	7,282	(1,316,695)	(294,405)	(7,928,320)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	137,793	—	—	(30,507)
Affiliated investments	171,342	5,598,681	(137,674)	46,118,916
	309,135	5,598,681	(137,674)	46,088,409
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(742,311)	—	—	—
Affiliated investments	(2,172,122)	(9,022,118)	8,216,028	(226,742,695)
	(2,914,433)	(9,022,118)	8,216,028	(226,742,695)
Net realized and unrealized gain (loss)	(2,605,298)	(3,423,437)	8,078,354	(180,654,286)
Increase (decrease) in net assets from operations	$(2,598,016)	$(4,740,132)	$7,783,949	$(188,582,606)
The accompanying notes are an integral part of the financial statements.
66

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Lifestyle Moderate Portfolio	Mid Cap Index Trust	Mid Cap Stock Trust	Mid Value Trust
Dividends	—	$10,066,408	$1,061,542	$6,781,178
Interest	—	61,597	88,435	119,898
Securities lending	—	169,342	547,006	87,021
Less foreign taxes withheld	—	(1,184)	(9,759)	(140,911)
Total investment income	—	10,296,163	1,687,224	6,847,186
Expenses
Investment management fees	$60,219	2,619,253	3,040,512	2,624,878
Distribution and service fees	316,364	287,324	144,532	99,554
Accounting and legal services fees	23,459	83,864	55,618	39,284
Trustees' fees	2,887	11,678	7,168	5,858
Custodian fees	8,403	65,868	42,442	35,611
Printing and postage	11,164	20,262	14,742	13,685
Professional fees	18,952	29,717	34,248	25,372
Other	4,962	22,719	23,653	14,609
Total expenses	446,410	3,140,685	3,362,915	2,858,851
Less expense reductions	(18,900)	(594,110)	(24,958)	(142,153)
Net expenses	427,510	2,546,575	3,337,957	2,716,698
Net investment income (loss)	(427,510)	7,749,588	(1,650,733)	4,130,488
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	38,557,781	89,516,744	248,810
Affiliated investments	1,916,086	78,006	53,783	14,927
Futures contracts	—	(3,909,939)	—	—
	1,916,086	34,725,848	89,570,527	263,737
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(213,657,955)	43,268,072	(88,489,633)
Affiliated investments	1,004,830	1,221	1,265	(2,013)
Futures contracts	—	360,121	—	—
	1,004,830	(213,296,613)	43,269,337	(88,491,646)
Net realized and unrealized gain (loss)	2,920,916	(178,570,765)	132,839,864	(88,227,909)
Increase (decrease) in net assets from operations	$2,493,406	$(170,821,177)	$131,189,131	$(84,097,421)
The accompanying notes are an integral part of the financial statements.
67

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Real Estate Securities Trust	Science & Technology Trust	Small Cap Index Trust	Small Cap Opportunities Trust
Dividends	$4,948,417	$6,404,266	$3,510,351	$870,813
Interest	6,127	208,228	26,902	3,401
Securities lending	3,397	78,092	281,091	29,721
Less foreign taxes withheld	—	(94,033)	(2,911)	(1,946)
Total investment income	4,957,941	6,596,553	3,815,433	901,989
Expenses
Investment management fees	1,100,495	4,059,509	1,194,445	551,353
Distribution and service fees	58,096	233,070	118,327	46,585
Accounting and legal services fees	21,700	64,793	36,120	7,332
Trustees' fees	3,281	7,547	5,211	1,285
Custodian fees	19,990	60,519	30,632	19,361
Printing and postage	11,046	13,967	12,452	8,206
Professional fees	27,799	30,025	24,368	21,907
Other	11,746	15,818	13,075	8,443
Total expenses	1,254,153	4,485,248	1,434,630	664,472
Less expense reductions	(10,800)	(176,307)	(140,427)	(93,206)
Net expenses	1,243,353	4,308,941	1,294,203	571,266
Net investment income	3,714,588	2,287,612	2,521,230	330,723
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(30,124,023)	76,377,477	18,861,326	(1,230,134)
Affiliated investments	2,213	8,757	(311)	4,777
Futures contracts	—	—	(286,758)	—
	(30,121,810)	76,386,234	18,574,257	(1,225,357)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(31,246,536)	52,276,141	(99,526,129)	(25,781,687)
Affiliated investments	(53)	3,948	(725)	(219)
Futures contracts	—	—	689,694	—
	(31,246,589)	52,280,089	(98,837,160)	(25,781,906)
Net realized and unrealized gain (loss)	(61,368,399)	128,666,323	(80,262,903)	(27,007,263)
Increase (decrease) in net assets from operations	$(57,653,811)	$130,953,935	$(77,741,673)	$(26,676,540)
The accompanying notes are an integral part of the financial statements.
68

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Small Cap Stock Trust	Small Cap Value Trust	Small Company Value Trust	Strategic Equity Allocation Trust
Dividends	$682,934	$3,870,036	$978,388	$108,010,858
Interest	18,701	27,769	8,483	846,799
Securities lending	171,180	16,834	89,090	922,815
Less foreign taxes withheld	—	(13,347)	(1,496)	(4,338,272)
Total investment income	872,815	3,901,292	1,074,465	105,442,200
Expenses
Investment management fees	1,395,209	1,933,448	634,565	26,661,695
Distribution and service fees	57,419	65,265	56,510	—
Accounting and legal services fees	20,488	25,637	8,168	629,601
Trustees' fees	2,870	4,420	1,360	85,708
Custodian fees	17,622	25,524	9,529	664,712
Printing and postage	10,465	12,139	8,173	68,798
Professional fees	26,321	22,285	19,565	111,138
Other	10,893	12,140	7,775	159,431
Total expenses	1,541,287	2,100,858	745,645	28,381,083
Less expense reductions	(9,497)	(13,537)	(36,502)	(5,675,784)
Net expenses	1,531,790	2,087,321	709,143	22,705,299
Net investment income (loss)	(658,975)	1,813,971	365,322	82,736,901
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,937,039	(7,147,705)	193,686	375,129,953
Affiliated investments	14,430	3,426	4,948	121,274
Futures contracts	—	—	—	(17,397,158)
	4,951,469	(7,144,279)	198,634	357,854,069
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,817,366	(141,121,503)	(25,486,098)	(1,095,411,503)
Affiliated investments	602	343	898	12,896
Futures contracts	—	—	—	(715,401)
	2,817,968	(141,121,160)	(25,485,200)	(1,096,114,008)
Net realized and unrealized gain (loss)	7,769,437	(148,265,439)	(25,286,566)	(738,259,939)
Increase (decrease) in net assets from operations	$7,110,462	$(146,451,468)	$(24,921,244)	$(655,523,038)
The accompanying notes are an integral part of the financial statements.
69

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Total Stock Market Index Trust
Dividends	$7,278,188
Interest	46,558
Securities lending	108,731
Less foreign taxes withheld	(330)
Total investment income	7,433,147
Expenses
Investment management fees	1,614,037
Distribution and service fees	163,597
Accounting and legal services fees	51,579
Trustees' fees	6,771
Custodian fees	39,858
Printing and postage	14,015
Professional fees	32,063
Other	16,264
Total expenses	1,938,184
Less expense reductions	(259,230)
Net expenses	1,678,954
Net investment income	5,754,193
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	14,019,822
Affiliated investments	11,124
Futures contracts	(944,089)
13,086,857
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(43,616,962)
Affiliated investments	1,760
Futures contracts	(215,240)
(43,830,442)
Net realized and unrealized gain (loss)	(30,743,585)
Decrease in net assets from operations	$(24,989,392)
The accompanying notes are an integral part of the financial statements.
70

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income (loss)	$57,442,661	$104,491,771	$1,923,406	$19,699,394	$(174,891)	$1,427,227
Net realized gain (loss)	(2,229,181)	218,196,341	41,673,789	156,581,854	8,941,881	17,424,270
Change in net unrealized appreciation (depreciation)	(251,762,740)	1,160,756,649	(70,832,980)	82,028,847	(960,558)	43,080,582
Increase (decrease) in net assets resulting from operations	(196,549,260)	1,483,444,761	(27,235,785)	258,310,095	7,806,432	61,932,079
Distributions to shareholders
From earnings
Series I	—	(114,483,310)	—	(35,660,410)	—	(2,526,375)
Series II	—	(2,189,403)	—	(115,308,474)	—	(16,298,156)
Series III	—	—	—	(14,871,729)	—	(3,132,388)
Series NAV	—	(65,880,834)	—	—	—	—
Total distributions	—	(182,553,547)	—	(165,840,613)	—	(21,956,919)
From portfolio share transactions
Portfolio share transactions	(62,577,404)	(10,435,436)	(70,680,046)	(9,341,398)	(18,012,112)	(9,559,683)
Total increase (decrease)	(259,126,664)	1,290,455,778	(97,915,831)	83,128,084	(10,205,680)	30,415,477
Net assets
Beginning of period	6,104,236,400	4,813,780,622	1,395,218,249	1,312,090,165	218,642,136	188,226,659
End of period	$5,845,109,736	$6,104,236,400	$1,297,302,418	$1,395,218,249	$208,436,456	$218,642,136
	American Growth Trust		American Growth-Income Trust		American International Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income (loss)	$(115,157)	$2,847,375	$1,523,224	$12,377,249	$(403,498)	$4,632,598
Net realized gain (loss)	30,401,394	134,697,576	40,226,651	131,311,076	(663,360)	33,232,614
Change in net unrealized appreciation (depreciation)	64,510,794	83,242,374	(76,599,612)	79,765,672	(50,143,677)	57,862,172
Increase (decrease) in net assets resulting from operations	94,797,031	220,787,325	(34,849,737)	223,453,997	(51,210,535)	95,727,384
Distributions to shareholders
From earnings
Series I	—	(25,367,495)	—	(35,649,903)	—	(10,130,936)
Series II	—	(111,654,357)	—	(68,246,297)	—	(24,456,447)
Series III	—	(16,606,770)	—	(27,243,551)	—	(3,060,600)
Total distributions	—	(153,628,622)	—	(131,139,751)	—	(37,647,983)
From portfolio share transactions
Portfolio share transactions	(90,216,166)	12,016,101	(42,098,081)	(4,150,005)	8,305,679	(27,655,181)
Total increase (decrease)	4,580,865	79,174,804	(76,947,818)	88,164,241	(42,904,856)	30,424,220
Net assets
Beginning of period	857,204,357	778,029,553	1,008,898,284	920,734,043	484,275,635	453,851,415
End of period	$861,785,222	$857,204,357	$931,950,466	$1,008,898,284	$441,370,779	$484,275,635
The accompanying notes are an integral part of the financial statements.
71

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income (loss)	$(705,099)	$(368,900)	$(546,247)	$(313,597)	$1,690,753	$4,895,056
Net realized gain	160,947,428	293,910,433	29,795,115	65,877,441	31,578,272	33,923,354
Change in net unrealized appreciation (depreciation)	43,796,780	248,678,345	68,259,595	86,431,439	(34,797,850)	45,140,127
Increase (decrease) in net assets resulting from operations	204,039,109	542,219,878	97,508,463	151,995,283	(1,528,825)	83,958,537
Distributions to shareholders
From earnings
Series I	—	(45,466,250)	—	(122,447,426)	—	(552,889)
Series II	—	(19,195,927)	—	(42,591,813)	—	(20,553,703)
Series NAV	—	(233,823,292)	—	(170,879,733)	—	(8,894,092)
Total distributions	—	(298,485,469)	—	(335,918,972)	—	(30,000,684)
From portfolio share transactions
Portfolio share transactions	(298,375,523)	(1,092,296)	(40,343,481)	219,132,783	(19,373,940)	5,359,245
Total increase (decrease)	(94,336,414)	242,642,113	57,164,982	35,209,094	(20,902,765)	59,317,098
Net assets
Beginning of period	2,166,853,719	1,924,211,606	542,802,604	507,593,510	412,801,780	353,484,682
End of period	$2,072,517,305	$2,166,853,719	$599,967,586	$542,802,604	$391,899,015	$412,801,780
	Disciplined Value International Trust		Emerging Markets Value Trust		Equity Income Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$3,116,559	$7,195,383	$2,109,576	$4,013,808	$18,930,375	$36,889,985
Net realized gain (loss)	(35,809,030)	96,011	(8,572,857)	4,279,327	777,408	110,719,044
Change in net unrealized appreciation (depreciation)	(14,868,829)	28,265,832	(38,468,334)	14,220,104	(330,029,660)	224,512,386
Increase (decrease) in net assets resulting from operations	(47,561,300)	35,557,226	(44,931,615)	22,513,239	(310,321,877)	372,121,415
Distributions to shareholders
From earnings
Series I	—	(2,273,210)	—	(183,544)	—	(24,882,744)
Series II	—	(1,264,651)	—	(1,015,180)	—	(12,879,006)
Series NAV	—	(4,950,303)	—	(5,795,262)	—	(137,609,946)
Total distributions	—	(8,488,164)	—	(6,993,986)	—	(175,371,696)
From portfolio share transactions
Portfolio share transactions	(3,955,235)	(18,598,253)	1,511,150	8,428,608	(79,586,807)	(49,023,989)
Issued in reorganization	—	—	—	—	—	72,886,236
Total from portfolio share transactions	(3,955,235)	(18,598,253)	1,511,150	8,428,608	(79,586,807)	23,862,247
Total increase (decrease)	(51,516,535)	8,470,809	(43,420,465)	23,947,861	(389,908,684)	220,611,966
Net assets
Beginning of period	309,674,399	301,203,590	233,675,199	209,727,338	1,695,594,101	1,474,982,135
End of period	$258,157,864	$309,674,399	$190,254,734	$233,675,199	$1,305,685,417	$1,695,594,101
The accompanying notes are an integral part of the financial statements.
72

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Financial Industries Trust		Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$813,189	$2,485,763	$3,604,281	$8,962,630	$3,306,364	$7,381,316
Net realized gain (loss)	(3,533,825)	12,192,545	101,537,188	55,841,575	48,819,413	11,523,409
Change in net unrealized appreciation (depreciation)	(24,462,540)	30,811,884	(115,225,342)	465,875,263	(117,036,928)	178,560,757
Increase (decrease) in net assets resulting from operations	(27,183,176)	45,490,192	(10,083,873)	530,679,468	(64,911,151)	197,465,482
Distributions to shareholders
From earnings
Series I	—	(11,925,607)	—	(10,336,027)	—	(10,970,767)
Series II	—	(1,518,753)	—	(3,673,516)	—	(4,073,009)
Series NAV	—	(2,564,657)	—	(129,469,175)	—	(2,482,579)
Total distributions	—	(16,009,017)	—	(143,478,718)	—	(17,526,355)
From portfolio share transactions
Portfolio share transactions	(11,076,176)	(36,033,736)	(66,543,538)	(29,716,441)	(27,510,929)	(110,107,470)
Total increase (decrease)	(38,259,352)	(6,552,561)	(76,627,411)	357,484,309	(92,422,080)	69,831,657
Net assets
Beginning of period	157,692,686	164,245,247	1,867,888,760	1,510,404,451	663,987,433	594,155,776
End of period	$119,433,334	$157,692,686	$1,791,261,349	$1,867,888,760	$571,565,353	$663,987,433
	Global Equity Trust		Global Trust		Health Sciences Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income (loss)	$2,522,233	$6,000,398	$1,186,999	$4,695,394	$(187,714)	$(1,023,106)
Net realized gain (loss)	(17,587,218)	2,967,659	(36,917,766)	1,467,268	15,660,558	30,865,215
Change in net unrealized appreciation (depreciation)	(7,864,756)	22,410,053	16,334,272	21,639,988	2,617,931	38,226,596
Increase (decrease) in net assets resulting from operations	(22,929,741)	31,378,110	(19,396,495)	27,802,650	18,090,775	68,068,705
Distributions to shareholders
From earnings
Series I	—	(8,859,213)	—	(6,672,908)	—	(7,776,245)
Series II	—	—	—	(1,727,306)	—	(5,441,861)
Series NAV	—	—	—	(2,423,082)	—	(8,850,750)
Total distributions	—	(8,859,213)	—	(10,823,296)	—	(22,068,856)
From portfolio share transactions
Portfolio share transactions	7,791,410	(13,416,607)	(6,234,501)	(13,385,198)	(7,438,348)	(44,372,465)
Total increase (decrease)	(15,138,331)	9,102,290	(25,630,996)	3,594,156	10,652,427	1,627,384
Net assets
Beginning of period	153,182,281	144,079,991	188,528,909	184,934,753	273,782,930	272,155,546
End of period	$138,043,950	$153,182,281	$162,897,913	$188,528,909	$284,435,357	$273,782,930
The accompanying notes are an integral part of the financial statements.
73

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Equity Index Trust		International Small Company Trust		Lifestyle Aggressive Portfolio
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$8,922,778	$22,060,372	$730,000	$1,998,406	$7,282	$570,087
Net realized gain	1,304,468	12,409,994	1,311,234	3,859,299	309,135	2,467,049
Change in net unrealized appreciation (depreciation)	(99,611,091)	110,194,353	(19,915,780)	18,122,329	(2,914,433)	5,086,108
Increase (decrease) in net assets resulting from operations	(89,383,845)	144,664,719	(17,874,546)	23,980,034	(2,598,016)	8,123,244
Distributions to shareholders
From earnings
Series I	—	(8,239,652)	—	(1,651,715)	—	(266,416)
Series II	—	(400,097)	—	(834,544)	—	(1,233,266)
Series NAV	—	(10,031,123)	—	(4,399,411)	—	(965,916)
Total distributions	—	(18,670,872)	—	(6,885,670)	—	(2,465,598)
From portfolio share transactions
Portfolio share transactions	(29,039,046)	(26,960,961)	(1,567,109)	(15,263,899)	1,592,654	118,825
Issued in reorganization	—	63,458,368	—	—	—	—
Total from portfolio share transactions	(29,039,046)	36,497,407	(1,567,109)	(15,263,899)	1,592,654	118,825
Total increase (decrease)	(118,422,891)	162,491,254	(19,441,655)	1,830,465	(1,005,362)	5,776,471
Net assets
Beginning of period	840,292,216	677,800,962	115,621,365	113,790,900	36,649,018	30,872,547
End of period	$721,869,325	$840,292,216	$96,179,710	$115,621,365	$35,643,656	$36,649,018
	Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio		Lifestyle Growth Portfolio
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income (loss)	$(1,316,695)	$19,459,515	$(294,405)	$4,067,522	$(7,928,320)	$109,156,087
Net realized gain (loss)	5,598,681	34,736,387	(137,674)	4,900,823	46,088,409	307,135,840
Change in net unrealized appreciation (depreciation)	(9,022,118)	102,872,784	8,216,028	12,176,646	(226,742,695)	755,983,935
Increase (decrease) in net assets resulting from operations	(4,740,132)	157,068,686	7,783,949	21,144,991	(188,582,606)	1,172,275,862
Distributions to shareholders
From earnings
Series I	—	(1,734,567)	—	(497,311)	—	(13,858,383)
Series II	—	(39,360,460)	—	(6,472,163)	—	(337,431,607)
Series NAV	—	(5,259,897)	—	(169,045)	—	(24,891,945)
Total distributions	—	(46,354,924)	—	(7,138,519)	—	(376,181,935)
From portfolio share transactions
Portfolio share transactions	(35,488,794)	(839,368)	8,216,654	(7,903,534)	(437,520,268)	(361,474,200)
Total increase (decrease)	(40,228,926)	109,874,394	16,000,603	6,102,938	(626,102,874)	434,619,727
Net assets
Beginning of period	1,010,834,836	900,960,442	186,401,294	180,298,356	6,205,478,478	5,770,858,751
End of period	$970,605,910	$1,010,834,836	$202,401,897	$186,401,294	$5,579,375,604	$6,205,478,478
The accompanying notes are an integral part of the financial statements.
74

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Lifestyle Moderate Portfolio		Mid Cap Index Trust		Mid Cap Stock Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income (loss)	$(427,510)	$6,213,309	$7,749,588	$17,017,070	$(1,650,733)	$(4,080,128)
Net realized gain	1,916,086	9,802,398	34,725,848	116,775,218	89,570,527	114,744,584
Change in net unrealized appreciation (depreciation)	1,004,830	27,934,245	(213,296,613)	176,215,198	43,269,337	110,506,413
Increase (decrease) in net assets resulting from operations	2,493,406	43,949,952	(170,821,177)	310,007,486	131,189,131	221,170,869
Distributions to shareholders
From earnings
Series I	—	(500,237)	—	(105,232,057)	—	(25,136,769)
Series II	—	(11,119,060)	—	(6,305,436)	—	(13,765,842)
Series NAV	—	(1,247,725)	—	(20,759,382)	—	(76,948,260)
Total distributions	—	(12,867,022)	—	(132,296,875)	—	(115,850,871)
From portfolio share transactions
Portfolio share transactions	(12,555,462)	407,243	(78,441,508)	(101,387,292)	(129,693,799)	14,180,032
Total increase (decrease)	(10,062,056)	31,490,173	(249,262,685)	76,323,319	1,495,332	119,500,030
Net assets
Beginning of period	311,486,128	279,995,955	1,344,601,934	1,268,278,615	788,978,986	669,478,956
End of period	$301,424,072	$311,486,128	$1,095,339,249	$1,344,601,934	$790,474,318	$788,978,986
	Mid Value Trust		Real Estate Securities Trust		Science & Technology Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$4,130,488	$10,128,893	$3,714,588	$6,772,654	$2,287,612	$259,385
Net realized gain (loss)	263,737	7,289,809	(30,121,810)	38,655,230	76,386,234	101,689,989
Change in net unrealized appreciation (depreciation)	(88,491,646)	102,164,990	(31,246,589)	41,931,290	52,280,089	151,509,947
Increase (decrease) in net assets resulting from operations	(84,097,421)	119,583,692	(57,653,811)	87,359,174	130,953,935	253,459,321
Distributions to shareholders
From earnings
Series I	—	(33,906,677)	—	(2,064,156)	—	(121,349,094)
Series II	—	(6,743,864)	—	(1,066,978)	—	(10,044,205)
Series NAV	—	(53,125,303)	—	(7,207,059)	—	(13,954,810)
Total distributions	—	(93,775,844)	—	(10,338,193)	—	(145,348,109)
From portfolio share transactions
Portfolio share transactions	(61,843,995)	(4,501,461)	(22,965,038)	(9,334,319)	(37,942,043)	(6,159,758)
Total increase (decrease)	(145,941,416)	21,306,387	(80,618,849)	67,686,662	93,011,892	101,951,454
Net assets
Beginning of period	670,087,738	648,781,351	370,730,756	303,044,094	809,544,248	707,592,794
End of period	$524,146,322	$670,087,738	$290,111,907	$370,730,756	$902,556,140	$809,544,248
The accompanying notes are an integral part of the financial statements.
75

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Index Trust		Small Cap Opportunities Trust		Small Cap Stock Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income (loss)	$2,521,230	$6,472,791	$330,723	$745,828	$(658,975)	$(1,503,865)
Net realized gain (loss)	18,574,257	37,489,192	(1,225,357)	6,834,600	4,951,469	41,541,972
Change in net unrealized appreciation (depreciation)	(98,837,160)	82,304,523	(25,781,906)	23,061,023	2,817,968	53,004,267
Increase (decrease) in net assets resulting from operations	(77,741,673)	126,266,506	(26,676,540)	30,641,451	7,110,462	93,042,374
Distributions to shareholders
From earnings
Series I	—	(42,614,555)	—	(6,999,905)	—	(28,914,087)
Series II	—	(3,406,955)	—	(2,648,939)	—	(10,166,343)
Series NAV	—	(13,681,920)	—	(2,386,480)	—	(48,473,871)
Total distributions	—	(59,703,430)	—	(12,035,324)	—	(87,554,301)
From portfolio share transactions
Portfolio share transactions	(21,055,331)	9,606,263	(4,433,879)	(5,443,924)	(30,154,549)	58,153,238
Total increase (decrease)	(98,797,004)	76,169,339	(31,110,419)	13,162,203	(23,044,087)	63,641,311
Net assets
Beginning of period	597,228,513	521,059,174	139,576,646	126,414,443	319,333,653	255,692,342
End of period	$498,431,509	$597,228,513	$108,466,227	$139,576,646	$296,289,566	$319,333,653
	Small Cap Value Trust		Small Company Value Trust		Strategic Equity Allocation Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$1,813,971	$3,890,073	$365,322	$302,115	$82,736,901	$189,491,514
Net realized gain (loss)	(7,144,279)	46,363,333	198,634	8,777,607	357,854,069	653,906,350
Change in net unrealized appreciation (depreciation)	(141,121,160)	69,660,284	(25,485,200)	22,650,988	(1,096,114,008)	1,499,495,730
Increase (decrease) in net assets resulting from operations	(146,451,468)	119,913,690	(24,921,244)	31,730,710	(655,523,038)	2,342,893,594
Distributions to shareholders
From earnings
Series I	—	(15,870,215)	—	(26,432,395)	—	—
Series II	—	(1,908,109)	—	(22,076,078)	—	—
Series NAV	—	(19,961,912)	—	(25,120,984)	—	(652,475,903)
Total distributions	—	(37,740,236)	—	(73,629,457)	—	(652,475,903)
From portfolio share transactions
Portfolio share transactions	(15,939,911)	(51,092,865)	(851,891)	62,004,817	(752,163,703)	(1,244,053,614)
Total increase (decrease)	(162,391,379)	31,080,589	(25,773,135)	20,106,070	(1,407,686,741)	446,364,077
Net assets
Beginning of period	517,033,052	485,952,463	147,091,076	126,985,006	9,773,760,892	9,327,396,815
End of period	$354,641,673	$517,033,052	$121,317,941	$147,091,076	$8,366,074,151	$9,773,760,892
The accompanying notes are an integral part of the financial statements.
76

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Total Stock Market Index Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$5,754,193	$12,472,924
Net realized gain	13,086,857	61,054,489
Change in net unrealized appreciation (depreciation)	(43,830,442)	113,918,890
Increase (decrease) in net assets resulting from operations	(24,989,392)	187,446,303
Distributions to shareholders
From earnings
Series I	—	(44,922,485)
Series II	—	(3,245,442)
Series NAV	—	(14,367,455)
Total distributions	—	(62,535,382)
From portfolio share transactions
Portfolio share transactions	(43,553,719)	(30,919,523)
Total increase (decrease)	(68,543,111)	93,991,398
Net assets
Beginning of period	756,601,502	662,610,104
End of period	$688,058,391	$756,601,502
The accompanying notes are an integral part of the financial statements.
77

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
06-30-2020 [3]	37.84	0.35	(1.55)	(1.20)	—	—	—	36.64	(3.17) [4]	0.55 [5]	0.30 [5]	2.02 [5]	3,666	1
12-31-2019	29.81	0.64	8.52	9.16	(0.60)	(0.53)	(1.13)	37.84	31.05	0.55	0.30	1.84	3,797	3 [6]
12-31-2018	32.20	0.60	(2.02)	(1.42)	(0.44)	(0.53)	(0.97)	29.81	(4.69)	0.55	0.30	1.81	3,026	4
12-31-2017	27.29	0.50	5.31	5.81	(0.52)	(0.38)	(0.90)	32.20	21.52	0.55	0.30	1.69	3,135	3
12-31-2016	25.26	0.50	2.40	2.90	(0.45)	(0.42)	(0.87)	27.29	11.59	0.54	0.30	1.91	2,529	4 [7]
12-31-2015	25.68	0.48	(0.20)	0.28	(0.44)	(0.26)	(0.70)	25.26	1.10	0.54	0.30	1.85	2,024	4
Series II
06-30-2020 [3]	37.87	0.32	(1.57)	(1.25)	—	—	—	36.62	(3.30) [4]	0.75 [5]	0.50 [5]	1.82 [5]	68	1
12-31-2019	29.83	0.57	8.53	9.10	(0.53)	(0.53)	(1.06)	37.87	30.83	0.75	0.50	1.64	78	3 [6]
12-31-2018	32.22	0.53	(2.01)	(1.48)	(0.38)	(0.53)	(0.91)	29.83	(4.88)	0.75	0.50	1.61	66	4
12-31-2017	27.31	0.45	5.30	5.75	(0.46)	(0.38)	(0.84)	32.22	21.28	0.75	0.50	1.50	74	3
12-31-2016	25.29	0.45	2.39	2.84	(0.40)	(0.42)	(0.82)	27.31	11.37	0.74	0.50	1.72	64	4 [7]
12-31-2015	25.71	0.42	(0.20)	0.22	(0.38)	(0.26)	(0.64)	25.29	0.86	0.74	0.50	1.64	51	4
Series NAV
06-30-2020 [3]	37.84	0.36	(1.56)	(1.20)	—	—	—	36.64	(3.17) [4]	0.50 [5]	0.25 [5]	2.07 [5]	2,111	1
12-31-2019	29.80	0.66	8.52	9.18	(0.61)	(0.53)	(1.14)	37.84	31.16	0.50	0.25	1.90	2,229	3 [6]
12-31-2018	32.19	0.61	(2.01)	(1.40)	(0.46)	(0.53)	(0.99)	29.80	(4.65)	0.50	0.25	1.86	1,721	4
12-31-2017	27.29	0.52	5.29	5.81	(0.53)	(0.38)	(0.91)	32.19	21.54	0.50	0.25	1.75	1,892	3
12-31-2016	25.26	0.51	2.40	2.91	(0.46)	(0.42)	(0.88)	27.29	11.64	0.49	0.25	1.96	1,641	4 [7]
12-31-2015	25.68	0.49	(0.20)	0.29	(0.45)	(0.26)	(0.71)	25.26	1.15	0.49	0.25	1.89	1,442	4
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes in-kind transactions. 7. Excludes merger activity.
American Asset Allocation Trust
Series I
06-30-2020 [3]	12.58	0.02 [4]	(0.24)	(0.22)	—	—	—	12.36	(1.75) [5]	0.63 [6,7]	0.62 [6,7]	0.35 [4,6]	296	1
12-31-2019	11.84	0.19 [4]	2.16	2.35	(0.16)	(1.45)	(1.61)	12.58	20.78	0.63 [7]	0.62 [7]	1.52 [4]	306	7
12-31-2018	14.29	0.18 [4]	(0.76)	(0.58)	(0.16)	(1.71)	(1.87)	11.84	(4.91)	0.63 [7]	0.62 [7]	1.27 [4]	262	6
12-31-2017	13.36	0.17 [4]	1.89	2.06	(0.16)	(0.97)	(1.13)	14.29	15.79	0.63 [7]	0.62 [7]	1.17 [4]	283	6
12-31-2016	14.21	0.18 [4]	1.06	1.24	(0.17)	(1.92)	(2.09)	13.36	8.99	0.61 [7,8]	0.60 [7,8]	1.29 [4]	244	4
12-31-2015	15.75	0.20 [4]	(0.10)	0.10	(0.19)	(1.45)	(1.64)	14.21	1.06	0.62 [7]	0.61 [7]	1.27 [4]	220	9
Series II
06-30-2020 [3]	12.58	0.01 [4]	(0.24)	(0.23)	—	—	—	12.35	(1.83) [5]	0.78 [6,7]	0.71 [6,7]	0.23 [4,6]	886	1
12-31-2019	11.84	0.17 [4]	2.17	2.34	(0.15)	(1.45)	(1.60)	12.58	20.67	0.78 [7]	0.71 [7]	1.36 [4]	967	7
12-31-2018	14.30	0.15 [4]	(0.75)	(0.60)	(0.15)	(1.71)	(1.86)	11.84	(5.06)	0.78 [7]	0.71 [7]	1.11 [4]	934	6
12-31-2017	13.37	0.14 [4]	1.91	2.05	(0.15)	(0.97)	(1.12)	14.30	15.69	0.78 [7]	0.71 [7]	1.00 [4]	1,141	6
12-31-2016	14.21	0.15 [4]	1.08	1.23	(0.15)	(1.92)	(2.07)	13.37	8.92	0.76 [7,8]	0.72 [7,8]	1.08 [4]	1,133	4
12-31-2015	15.75	0.16 [4]	(0.09)	0.07	(0.16)	(1.45)	(1.61)	14.21	0.91	0.77 [7]	0.76 [7]	1.05 [4]	1,168	9
Series III
06-30-2020 [3]	12.58	0.04 [4]	(0.24)	(0.20)	—	—	—	12.38	(1.59) [5]	0.28 [6,7]	0.27 [6,7]	0.69 [4,6]	115	1
12-31-2019	11.84	0.23 [4]	2.17	2.40	(0.21)	(1.45)	(1.66)	12.58	21.16	0.28 [7]	0.27 [7]	1.81 [4]	122	7
12-31-2018	14.30	0.22 [4]	(0.76)	(0.54)	(0.21)	(1.71)	(1.92)	11.84	(4.62)	0.28 [7]	0.27 [7]	1.56 [4]	116	6
12-31-2017	13.36	0.21 [4]	1.91	2.12	(0.21)	(0.97)	(1.18)	14.30	16.25	0.28 [7]	0.27 [7]	1.45 [4]	141	6
12-31-2016	14.20	0.22 [4]	1.08	1.30	(0.22)	(1.92)	(2.14)	13.36	9.43	0.26 [7,8]	0.25 [7,8]	1.55 [4]	137	4
12-31-2015	15.75	0.24 [4]	(0.10)	0.14	(0.24)	(1.45)	(1.69)	14.20	1.34	0.27 [7]	0.26 [7]	1.56 [4]	138	9
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
The accompanying notes are an integral part of the financial statements.
78

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
06-30-2020 [3]	16.49	(0.01) [4]	0.65	0.64	—	—	—	17.13	3.88 [5]	0.65 [6,7]	0.64 [6,7]	(0.16) [4,6]	28	5
12-31-2019	13.68	0.12 [4]	4.43	4.55	(0.10)	(1.64)	(1.74)	16.49	34.71	0.65 [7]	0.64 [7]	0.79 [4]	27	9
12-31-2018	16.10	0.05 [4]	(1.43)	(1.38)	(0.04)	(1.00)	(1.04)	13.68	(9.37)	0.64 [7]	0.64 [7]	0.29 [4]	17	11
12-31-2017	13.43	0.05 [4]	4.00	4.05	(0.04)	(1.34)	(1.38)	16.10	30.91	0.65 [7]	0.64 [7]	0.33 [4]	19	9
12-31-2016	15.38	0.10 [4]	(0.01)	0.09	(0.08)	(1.96)	(2.04)	13.43	0.28	0.64 [7]	0.60 [7]	0.69 [4]	13	14
12-31-2015	15.86	0.14 [4]	0.87	1.01	(0.39)	(1.10)	(1.49)	15.38	6.64	0.64 [7]	0.55 [7]	0.88 [4]	12	17
Series II
06-30-2020 [3]	16.44	(0.02) [4]	0.65	0.63	—	—	—	17.07	3.83 [5]	0.80 [6,7]	0.71 [6,7]	(0.24) [4,6]	152	5
12-31-2019	13.64	0.09 [4]	4.44	4.53	(0.09)	(1.64)	(1.73)	16.44	34.66	0.80 [7]	0.71 [7]	0.60 [4]	161	9
12-31-2018	16.06	0.03 [4]	(1.42)	(1.39)	(0.03)	(1.00)	(1.03)	13.64	(9.46)	0.79 [7]	0.71 [7]	0.16 [4]	144	11
12-31-2017	13.39	0.03 [4]	4.01	4.04	(0.03)	(1.34)	(1.37)	16.06	30.92	0.80 [7]	0.71 [7]	0.16 [4]	185	9
12-31-2016	15.35	0.06 [4]	—	0.06	(0.06)	(1.96)	(2.02)	13.39	0.10	0.79 [7]	0.70 [7]	0.42 [4]	166	14
12-31-2015	15.83	0.09 [4]	0.90	0.99	(0.37)	(1.10)	(1.47)	15.35	6.50	0.79 [7]	0.70 [7]	0.55 [4]	193	17
Series III
06-30-2020 [3]	16.43	0.01 [4]	0.66	0.67	—	—	—	17.10	4.08 [5]	0.30 [6,7]	0.29 [6,7]	0.18 [4,6]	28	5
12-31-2019	13.63	0.16 [4]	4.43	4.59	(0.15)	(1.64)	(1.79)	16.43	35.17	0.30 [7]	0.29 [7]	1.03 [4]	30	9
12-31-2018	16.05	0.10 [4]	(1.43)	(1.33)	(0.09)	(1.00)	(1.09)	13.63	(9.04)	0.29 [7]	0.29 [7]	0.60 [4]	27	11
12-31-2017	13.39	0.09 [4]	4.00	4.09	(0.09)	(1.34)	(1.43)	16.05	31.34	0.30 [7]	0.29 [7]	0.56 [4]	32	9
12-31-2016	15.34	0.13 [4]	0.01	0.14	(0.13)	(1.96)	(2.09)	13.39	0.63	0.29 [7]	0.24 [7]	0.90 [4]	31	14
12-31-2015	15.82	0.17 [4]	0.90	1.07	(0.45)	(1.10)	(1.55)	15.34	7.02	0.29 [7]	0.20 [7]	1.02 [4]	31	17
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American Growth Trust
Series I
06-30-2020 [3]	17.56	— [4,5]	2.07	2.07	—	—	—	19.63	11.79 [6]	0.63 [7,8]	0.62 [7,8]	(0.01) [5,7]	164	4
12-31-2019	16.55	0.07 [5]	4.50	4.57	(0.04)	(3.52)	(3.56)	17.56	30.30	0.63 [8]	0.63 [8]	0.38 [5]	148	12
12-31-2018	20.17	0.01 [5]	0.32	0.33	—	(3.95)	(3.95)	16.55	(0.66)	0.63 [8]	0.62 [8]	0.06 [5]	121	13
12-31-2017	18.62	0.03 [5]	4.86	4.89	(0.02)	(3.32)	(3.34)	20.17	27.87	0.63 [8]	0.62 [8]	0.13 [5]	130	11
12-31-2016	24.15	0.09 [5]	1.89	1.98	(0.07)	(7.44)	(7.51)	18.62	9.08	0.62 [8]	0.62 [8]	0.41 [5]	109	12
12-31-2015	24.07	0.04 [5]	1.43	1.47	(0.06)	(1.33)	(1.39)	24.15	6.44	0.62 [8]	0.62 [8]	0.18 [5]	104	21
Series II
06-30-2020 [3]	17.41	(0.01) [5]	2.06	2.05	—	—	—	19.46	11.77 [6]	0.78 [7,8]	0.68 [7,8]	(0.08) [5,7]	610	4
12-31-2019	16.44	0.05 [5]	4.47	4.52	(0.03)	(3.52)	(3.55)	17.41	30.20	0.78 [8]	0.69 [8]	0.28 [5]	619	12
12-31-2018	20.06	(0.01) [5]	0.33	0.32	—	(3.94)	(3.94)	16.44	(0.71)	0.78 [8]	0.68 [8]	(0.03) [5]	574	13
12-31-2017	18.54	0.01 [5]	4.84	4.85	(0.01)	(3.32)	(3.33)	20.06	27.74	0.78 [8]	0.68 [8]	0.04 [5]	688	11
12-31-2016	24.08	0.07 [5]	1.89	1.96	(0.06)	(7.44)	(7.50)	18.54	9.03	0.77 [8]	0.68 [8]	0.32 [5]	658	12
12-31-2015	23.99	0.02 [5]	1.42	1.44	(0.02)	(1.33)	(1.35)	24.08	6.35	0.77 [8]	0.72 [8]	0.10 [5]	707	21
Series III
06-30-2020 [3]	17.43	0.03 [5]	2.05	2.08	—	—	—	19.51	11.93 [6]	0.28 [7,8]	0.27 [7,8]	0.33 [5,7]	88	4
12-31-2019	16.44	0.12 [5]	4.49	4.61	(0.10)	(3.52)	(3.62)	17.43	30.80	0.28 [8]	0.28 [8]	0.70 [5]	91	12
12-31-2018	20.06	0.08 [5]	0.32	0.40	(0.05)	(3.97)	(4.02)	16.44	(0.28)	0.28 [8]	0.27 [8]	0.38 [5]	83	13
12-31-2017	18.54	0.09 [5]	4.84	4.93	(0.09)	(3.32)	(3.41)	20.06	28.22	0.28 [8]	0.27 [8]	0.44 [5]	98	11
12-31-2016	24.07	0.16 [5]	1.90	2.06	(0.15)	(7.44)	(7.59)	18.54	9.48	0.27 [8]	0.27 [8]	0.75 [5]	94	12
12-31-2015	23.98	0.14 [5]	1.43	1.57	(0.15)	(1.33)	(1.48)	24.07	6.87	0.27 [8]	0.27 [8]	0.56 [5]	94	21
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Less than $0.005 per share. 5. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6. Not annualized. 7. Annualized. 8. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
79

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
06-30-2020 [3]	16.38	0.02 [4]	(0.66)	(0.64)	—	—	—	15.74	(3.91) [5]	0.63 [6,7]	0.62 [6,7]	0.29 [4,6]	267	7
12-31-2019	15.03	0.21 [4]	3.45	3.66	(0.17)	(2.14)	(2.31)	16.38	25.70	0.63 [7]	0.62 [7]	1.28 [4]	288	13
12-31-2018	17.69	0.17 [4]	(0.32)	(0.15)	(0.17)	(2.34)	(2.51)	15.03	(2.18)	0.63 [7]	0.62 [7]	0.97 [4]	240	11
12-31-2017	17.58	0.18 [4]	3.37	3.55	(0.17)	(3.27)	(3.44)	17.69	22.03	0.63 [7]	0.62 [7]	1.00 [4]	275	8
12-31-2016	21.16	0.22 [4]	1.94	2.16	(0.19)	(5.55)	(5.74)	17.58	11.10	0.62 [7]	0.61 [7]	1.10 [4]	247	13
12-31-2015	24.00	0.21 [4]	(0.07)	0.14	(0.20)	(2.78)	(2.98)	21.16	1.11	0.62 [7]	0.61 [7]	0.89 [4]	240	17
Series II
06-30-2020 [3]	16.31	0.02 [4]	(0.67)	(0.65)	—	—	—	15.66	(3.99) [5]	0.78 [6,7]	0.70 [6,7]	0.23 [4,6]	478	7
12-31-2019	14.97	0.18 [4]	3.46	3.64	(0.16)	(2.14)	(2.30)	16.31	25.64	0.78 [7]	0.70 [7]	1.13 [4]	518	13
12-31-2018	17.63	0.15 [4]	(0.31)	(0.16)	(0.16)	(2.34)	(2.50)	14.97	(2.27)	0.78 [7]	0.70 [7]	0.85 [4]	492	11
12-31-2017	17.54	0.16 [4]	3.35	3.51	(0.15)	(3.27)	(3.42)	17.63	21.89	0.78 [7]	0.70 [7]	0.87 [4]	594	8
12-31-2016	21.12	0.19 [4]	1.96	2.15	(0.18)	(5.55)	(5.73)	17.54	11.06	0.77 [7]	0.69 [7]	0.97 [4]	585	13
12-31-2015	23.96	0.18 [4]	(0.07)	0.11	(0.17)	(2.78)	(2.95)	21.12	0.96	0.77 [7]	0.73 [7]	0.77 [4]	628	17
Series III
06-30-2020 [3]	16.34	0.05 [4]	(0.67)	(0.62)	—	—	—	15.72	(3.79) [5]	0.28 [6,7]	0.27 [6,7]	0.66 [4,6]	187	7
12-31-2019	14.99	0.26 [4]	3.46	3.72	(0.23)	(2.14)	(2.37)	16.34	26.16	0.28 [7]	0.27 [7]	1.58 [4]	202	13
12-31-2018	17.65	0.23 [4]	(0.32)	(0.09)	(0.23)	(2.34)	(2.57)	14.99	(1.82)	0.28 [7]	0.27 [7]	1.30 [4]	189	11
12-31-2017	17.55	0.24 [4]	3.36	3.60	(0.23)	(3.27)	(3.50)	17.65	22.39	0.28 [7]	0.27 [7]	1.30 [4]	222	8
12-31-2016	21.12	0.28 [4]	1.96	2.24	(0.26)	(5.55)	(5.81)	17.55	11.54	0.27 [7]	0.26 [7]	1.42 [4]	218	13
12-31-2015	23.96	0.29 [4]	(0.06)	0.23	(0.29)	(2.78)	(3.07)	21.12	1.46	0.27 [7]	0.26 [7]	1.24 [4]	219	17
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
06-30-2020 [3]	19.83	(0.01) [4]	(2.26)	(2.27)	—	—	—	17.56	(11.45) [5]	0.63 [6,7]	0.63 [6,7]	(0.13) [4,6]	132	7
12-31-2019	17.67	0.22 [4]	3.56	3.78	(0.18)	(1.44)	(1.62)	19.83	22.40	0.64 [7]	0.63 [7]	1.12 [4]	137	10
12-31-2018	21.93	0.28 [4]	(3.14)	(2.86)	(0.27)	(1.13)	(1.40)	17.67	(13.46)	0.63 [7]	0.62 [7]	1.32 [4]	119	20
12-31-2017	17.71	0.19 [4]	5.34	5.53	(0.18)	(1.13)	(1.31)	21.93	31.65	0.63 [7]	0.62 [7]	0.90 [4]	132	9
12-31-2016	17.35	0.17 [4]	0.37	0.54	(0.18)	—	(0.18)	17.71	3.12	0.63 [7]	0.62 [7]	0.99 [4]	93	17
12-31-2015	18.45	0.22 [4]	(1.11)	(0.89)	(0.21)	—	(0.21)	17.35	(4.82)	0.63 [7]	0.62 [7]	1.14 [4]	98	15
Series II
06-30-2020 [3]	19.82	(0.02) [4]	(2.27)	(2.29)	—	—	—	17.53	(11.55) [5]	0.78 [6,7]	0.76 [6,7]	(0.27) [4,6]	276	7
12-31-2019	17.66	0.17 [4]	3.59	3.76	(0.16)	(1.44)	(1.60)	19.82	22.27	0.79 [7]	0.76 [7]	0.88 [4]	310	10
12-31-2018	21.92	0.24 [4]	(3.13)	(2.89)	(0.24)	(1.13)	(1.37)	17.66	(13.59)	0.78 [7]	0.75 [7]	1.11 [4]	300	20
12-31-2017	17.70	0.14 [4]	5.36	5.50	(0.15)	(1.13)	(1.28)	21.92	31.49	0.78 [7]	0.75 [7]	0.69 [4]	381	9
12-31-2016	17.34	0.14 [4]	0.37	0.51	(0.15)	—	(0.15)	17.70	2.97	0.78 [7]	0.75 [7]	0.82 [4]	361	17
12-31-2015	18.44	0.18 [4]	(1.10)	(0.92)	(0.18)	—	(0.18)	17.34	(4.98)	0.78 [7]	0.76 [7]	0.93 [4]	395	15
Series III
06-30-2020 [3]	19.75	0.02 [4]	(2.26)	(2.24)	—	—	—	17.51	(11.34) [5]	0.28 [6,7]	0.28 [6,7]	0.22 [4,6]	34	7
12-31-2019	17.59	0.26 [4]	3.59	3.85	(0.25)	(1.44)	(1.69)	19.75	22.89	0.29 [7]	0.28 [7]	1.38 [4]	37	10
12-31-2018	21.86	0.34 [4]	(3.14)	(2.80)	(0.34)	(1.13)	(1.47)	17.59	(13.20)	0.28 [7]	0.27 [7]	1.61 [4]	35	20
12-31-2017	17.65	0.24 [4]	5.35	5.59	(0.25)	(1.13)	(1.38)	21.86	32.12	0.28 [7]	0.27 [7]	1.16 [4]	43	9
12-31-2016	17.29	0.23 [4]	0.37	0.60	(0.24)	—	(0.24)	17.65	3.49	0.28 [7]	0.27 [7]	1.33 [4]	41	17
12-31-2015	18.40	0.27 [4]	(1.10)	(0.83)	(0.28)	—	(0.28)	17.29	(4.54)	0.28 [7]	0.27 [7]	1.44 [4]	43	15
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.
80

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
06-30-2020 [3]	34.45	(0.02)	3.77	3.75	—	—	—	38.20	10.89 [4]	0.84 [5]	0.80 [5]	(0.10) [5]	337	12
12-31-2019	30.96	(0.02)	8.82	8.80	—	(5.31)	(5.31)	34.45	29.80	0.84	0.81	(0.04)	325	29
12-31-2018	34.92	(0.01)	1.32	1.31	(0.01)	(5.26)	(5.27)	30.96	1.97	0.84	0.80	(0.02)	289	35
12-31-2017	27.45	(0.01)	9.74	9.73	(0.02)	(2.24)	(2.26)	34.92	36.28	0.85	0.82	(0.02)	323	25
12-31-2016	32.45	0.02	0.17	0.19	— [6]	(5.19)	(5.19)	27.45	0.81	0.85 [7]	0.82 [7]	0.07	270	30
12-31-2015	35.88	0.01	3.48	3.49	—	(6.92)	(6.92)	32.45	11.06	0.87	0.83	0.03	311	29
Series II
06-30-2020 [3]	33.22	(0.05)	3.64	3.59	—	—	—	36.81	10.81 [4]	1.04 [5]	1.00 [5]	(0.30) [5]	132	12
12-31-2019	30.07	(0.08)	8.54	8.46	—	(5.31)	(5.31)	33.22	29.53	1.04	1.01	(0.24)	134	29
12-31-2018	34.10	(0.08)	1.31	1.23	—	(5.26)	(5.26)	30.07	1.78	1.04	1.00	(0.22)	123	35
12-31-2017	26.89	(0.07)	9.52	9.45	—	(2.24)	(2.24)	34.10	35.96	1.05	1.02	(0.22)	132	25
12-31-2016	31.95	(0.04)	0.17	0.13	—	(5.19)	(5.19)	26.89	0.62	1.05 [7]	1.01 [7]	(0.13)	115	30
12-31-2015	35.50	(0.06)	3.43	3.37	—	(6.92)	(6.92)	31.95	10.83	1.07	1.03	(0.17)	136	29
Series NAV
06-30-2020 [3]	34.47	(0.01)	3.78	3.77	—	—	—	38.24	10.94 [4]	0.79 [5]	0.75 [5]	(0.05) [5]	1,603	12
12-31-2019	30.97	— [6]	8.81	8.81	— [6]	(5.31)	(5.31)	34.47	29.83	0.79	0.76	0.01	1,708	29
12-31-2018	34.92	0.01	1.32	1.33	(0.02)	(5.26)	(5.28)	30.97	2.03	0.79	0.75	0.04	1,512	35
12-31-2017	27.45	0.01	9.74	9.75	(0.04)	(2.24)	(2.28)	34.92	36.34	0.80	0.77	0.03	1,342	25
12-31-2016	32.45	0.04	0.17	0.21	(0.02)	(5.19)	(5.21)	27.45	0.85	0.80 [7]	0.76 [7]	0.12	1,182	30
12-31-2015	35.86	0.03	3.48	3.51	—	(6.92)	(6.92)	32.45	11.13	0.82	0.78	0.08	1,260	29
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Capital Appreciation Trust
Series I
06-30-2020 [3]	5.39	(0.01)	1.05	1.04	—	—	—	6.43	19.29 [4]	0.80 [5]	0.80 [5]	(0.21) [5]	220	30
12-31-2019	12.09	(0.01)	2.92	2.91	(0.01)	(9.60)	(9.61)	5.39	32.89	0.81	0.81	(0.06)	195	40
12-31-2018	14.65	0.02	0.23	0.25	(0.04)	(2.77)	(2.81)	12.09	(0.80)	0.80	0.79	0.13	169	37
12-31-2017	11.69	— [6]	4.15	4.15	(0.01)	(1.18)	(1.19)	14.65	36.53	0.80	0.79	0.03	192	47
12-31-2016	14.12	0.01	(0.14)	(0.13)	—	(2.30)	(2.30)	11.69	(1.08)	0.77 [7]	0.76 [7]	0.08	164	45
12-31-2015	15.47	— [6]	1.57	1.57	—	(2.92)	(2.92)	14.12	11.46	0.79	0.78	(0.01)	192	30
Series II
06-30-2020 [3]	4.74	(0.01)	0.92	0.91	—	—	—	5.65	19.20 [4]	1.00 [5]	1.00 [5]	(0.41) [5]	73	30
12-31-2019	11.61	(0.02)	2.75	2.73	— [6]	(9.60)	(9.60)	4.74	32.65	1.01	1.01	(0.26)	66	40
12-31-2018	14.16	(0.01)	0.24	0.23	(0.01)	(2.77)	(2.78)	11.61	(0.99)	1.00	0.99	(0.07)	58	37
12-31-2017	11.35	(0.02)	4.01	3.99	—	(1.18)	(1.18)	14.16	36.20	1.00	0.99	(0.17)	66	47
12-31-2016	13.80	(0.02)	(0.13)	(0.15)	—	(2.30)	(2.30)	11.35	(1.26)	0.97 [7]	0.96 [7]	(0.12)	58	45
12-31-2015	15.22	(0.03)	1.53	1.50	—	(2.92)	(2.92)	13.80	11.17	0.99	0.98	(0.21)	70	30
Series NAV
06-30-2020 [3]	5.42	— [6]	1.05	1.05	—	—	—	6.47	19.37 [4]	0.75 [5]	0.75 [5]	(0.15) [5]	307	30
12-31-2019	12.11	— [6]	2.92	2.92	(0.01)	(9.60)	(9.61)	5.42	32.88	0.76	0.76	(0.01)	282	40
12-31-2018	14.67	0.03	0.23	0.26	(0.05)	(2.77)	(2.82)	12.11	(0.72)	0.75	0.74	0.20	281	37
12-31-2017	11.71	0.01	4.15	4.16	(0.02)	(1.18)	(1.20)	14.67	36.51	0.75	0.74	0.08	798	47
12-31-2016	14.13	0.02	(0.14)	(0.12)	— [6]	(2.30)	(2.30)	11.71	(1.00)	0.72 [7]	0.71 [7]	0.12	718	45
12-31-2015	15.48	0.01	1.56	1.57	— [6]	(2.92)	(2.92)	14.13	11.48	0.74	0.73	0.04	691	30
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.
81

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
06-30-2020 [3]	12.55	0.06	(0.08)	(0.02)	—	—	—	12.53	(0.16) [4]	0.94 [5]	0.90 [5]	0.99 [5]	5	57
12-31-2019	10.92	0.16	2.44	2.60	(0.17)	(0.80)	(0.97)	12.55	24.31	0.93	0.89	1.33	8	45
12-31-2018	11.98	0.28 [6]	(0.18)	0.10	(0.25)	(0.91)	(1.16)	10.92	0.39	0.92	0.88	2.35 [6]	4	78
12-31-2017	11.08	0.13	1.52	1.65	(0.17)	(0.58)	(0.75)	11.98	15.15	0.92	0.88	1.12	4	64
12-31-2016	11.47	0.17	0.76	0.93	(0.15)	(1.17)	(1.32)	11.08	8.12	0.91	0.87	1.50	3	68
12-31-2015	12.78	0.13	0.48	0.61	(0.13)	(1.79)	(1.92)	11.47	5.28	0.91	0.87	1.02	1	73
Series II
06-30-2020 [3]	12.49	0.05	(0.08)	(0.03)	—	—	—	12.46	(0.24) [4]	1.14 [5]	1.10 [5]	0.79 [5]	257	57
12-31-2019	10.87	0.14	2.42	2.56	(0.14)	(0.80)	(0.94)	12.49	24.10	1.13	1.09	1.17	278	45
12-31-2018	11.94	0.26 [6]	(0.19)	0.07	(0.23)	(0.91)	(1.14)	10.87	0.11	1.12	1.08	2.15 [6]	259	78
12-31-2017	11.04	0.11	1.52	1.63	(0.15)	(0.58)	(0.73)	11.94	14.99	1.12	1.08	0.92	305	64
12-31-2016	11.44	0.14	0.76	0.90	(0.13)	(1.17)	(1.30)	11.04	7.84	1.11	1.07	1.25	305	68
12-31-2015	12.75	0.11	0.48	0.59	(0.11)	(1.79)	(1.90)	11.44	5.10	1.11	1.07	0.89	316	73
Series NAV
06-30-2020 [3]	12.52	0.06	(0.08)	(0.02)	—	—	—	12.50	(0.16) [4]	0.89 [5]	0.85 [5]	1.04 [5]	129	57
12-31-2019	10.89	0.17	2.43	2.60	(0.17)	(0.80)	(0.97)	12.52	24.44	0.88	0.84	1.41	127	45
12-31-2018	11.95	0.29 [6]	(0.18)	0.11	(0.26)	(0.91)	(1.17)	10.89	0.45	0.87	0.83	2.40 [6]	91	78
12-31-2017	11.06	0.14	1.51	1.65	(0.18)	(0.58)	(0.76)	11.95	15.14	0.87	0.83	1.17	92	64
12-31-2016	11.45	0.18	0.75	0.93	(0.15)	(1.17)	(1.32)	11.06	8.19	0.86	0.82	1.54	75	68
12-31-2015	12.76	0.14	0.48	0.62	(0.14)	(1.79)	(1.93)	11.45	5.27	0.86	0.82	1.16	44	73
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.12 and 1.00%, respectively.
Disciplined Value International Trust
Series I
06-30-2020 [3]	12.92	0.13	(2.15)	(2.02)	—	—	—	10.90	(15.63) [4]	0.94 [5]	0.93 [5]	2.41 [5]	65	148 [6]
12-31-2019	11.84	0.30	1.13	1.43	(0.35)	—	(0.35)	12.92	12.33	0.94	0.94	2.39	83	36
12-31-2018	14.33	0.26	(2.41)	(2.15)	(0.34)	—	(0.34)	11.84	(15.03)	0.92	0.91	1.87	84	34
12-31-2017	12.45	0.25	1.89	2.14	(0.26)	—	(0.26)	14.33	17.14	0.93	0.92	1.84	113	27
12-31-2016	11.33	0.23	1.15	1.38	(0.26)	—	(0.26)	12.45	12.24	0.76 [7]	0.75 [7]	1.95	111	27 [8]
12-31-2015	12.54	0.24	(1.21)	(0.97)	(0.24)	—	(0.24)	11.33	(7.81)	0.92	0.91	1.87	77	16
Series II
06-30-2020 [3]	12.91	0.12	(2.15)	(2.03)	—	—	—	10.88	(15.72) [4]	1.14 [5]	1.13 [5]	2.21 [5]	40	148 [6]
12-31-2019	11.83	0.27	1.14	1.41	(0.33)	—	(0.33)	12.91	12.13	1.14	1.14	2.19	50	36
12-31-2018	14.32	0.23	(2.40)	(2.17)	(0.32)	—	(0.32)	11.83	(15.17)	1.12	1.11	1.67	50	34
12-31-2017	12.44	0.23	1.88	2.11	(0.23)	—	(0.23)	14.32	16.88	1.13	1.12	1.65	69	27
12-31-2016	11.33	0.21	1.14	1.35	(0.24)	—	(0.24)	12.44	11.94	0.95 [7]	0.94 [7]	1.83	71	27 [8]
12-31-2015	12.52	0.21	(1.20)	(0.99)	(0.20)	—	(0.20)	11.33	(7.95)	1.12	1.11	1.69	59	16
Series NAV
06-30-2020 [3]	12.82	0.13	(2.14)	(2.01)	—	—	—	10.81	(15.68) [4]	0.89 [5]	0.88 [5]	2.48 [5]	153	148 [6]
12-31-2019	11.75	0.30	1.13	1.43	(0.36)	—	(0.36)	12.82	12.41	0.89	0.89	2.41	177	36
12-31-2018	14.22	0.27	(2.39)	(2.12)	(0.35)	—	(0.35)	11.75	(14.96)	0.87	0.86	1.98	167	34
12-31-2017	12.35	0.26	1.87	2.13	(0.26)	—	(0.26)	14.22	17.25	0.88	0.87	1.89	686	27
12-31-2016	11.25	0.25	1.11	1.36	(0.26)	—	(0.26)	12.35	12.20	0.69 [7]	0.68 [7]	2.16	677	27 [8]
12-31-2015	12.45	0.24	(1.19)	(0.95)	(0.25)	—	(0.25)	11.25	(7.72)	0.87	0.86	1.93	685	16
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.17%. 8. Excludes merger activity.
The accompanying notes are an integral part of the financial statements.
82

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Emerging Markets Value Trust
Series I
06-30-2020 [3]	9.57	0.09	(1.93)	(1.84)	—	—	—	7.73	(19.23) [4]	1.18 [5]	1.17 [5]	2.17 [5]	5	13
12-31-2019	8.93	0.16	0.78	0.94	(0.30)	—	(0.30)	9.57	10.94	1.18	1.17	1.79	6	23
12-31-2018	10.63	0.19	(1.63)	(1.44)	(0.26)	—	(0.26)	8.93	(13.60)	1.12	1.12	1.91	7	14
12-31-2017	8.14	0.13	2.52	2.65	(0.16)	—	(0.16)	10.63	32.70	1.12	1.12	1.30	8	28 [6]
12-31-2016	7.04	0.12	1.15	1.27	(0.17)	—	(0.17)	8.14	18.00	1.13	1.12	1.51	3	22
12-31-2015	8.91	0.15	(1.85)	(1.70)	(0.17)	—	(0.17)	7.04	(19.08)	1.10	1.09	1.73	2	20
Series II
06-30-2020 [3]	9.57	0.08	(1.92)	(1.84)	—	—	—	7.73	(19.23) [4]	1.38 [5]	1.37 [5]	1.98 [5]	28	13
12-31-2019	8.93	0.15	0.77	0.92	(0.28)	—	(0.28)	9.57	10.71	1.38	1.37	1.64	35	23
12-31-2018	10.63	0.17	(1.63)	(1.46)	(0.24)	—	(0.24)	8.93	(13.79)	1.32	1.32	1.72	35	14
12-31-2017	8.14	(0.02)	2.65	2.63	(0.14)	—	(0.14)	10.63	32.47	1.32	1.32	(0.19)	48	28 [6]
12-31-2016	7.05	0.10	1.14	1.24	(0.15)	—	(0.15)	8.14	17.62	1.33	1.32	1.33	— [7]	22
12-31-2015 [8]	9.48	0.10	(2.37)	(2.27)	(0.16)	—	(0.16)	7.05	(24.01) [4]	1.30 [5]	1.29 [5]	2.13 [5]	— [7]	20 [9]
Series NAV
06-30-2020 [3]	9.55	0.09	(1.92)	(1.83)	—	—	—	7.72	(19.16) [4]	1.13 [5]	1.12 [5]	2.24 [5]	158	13
12-31-2019	8.92	0.17	0.76	0.93	(0.30)	—	(0.30)	9.55	10.89	1.13	1.12	1.87	193	23
12-31-2018	10.61	0.21	(1.63)	(1.42)	(0.27)	—	(0.27)	8.92	(13.48)	1.07	1.07	2.04	168	14
12-31-2017	8.13	0.16	2.49	2.65	(0.17)	—	(0.17)	10.61	32.67	1.07	1.07	1.68	724	28 [6]
12-31-2016	7.03	0.12	1.15	1.27	(0.17)	—	(0.17)	8.13	18.08	1.07	1.06	1.67	608	22
12-31-2015	8.90	0.14	(1.83)	(1.69)	(0.18)	—	(0.18)	7.03	(19.05)	1.05	1.04	1.72	660	20
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Less than $500,000. 8. The inception date for Series II shares is 5-27-15. 9. Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
Equity Income Trust
Series I
06-30-2020 [3]	15.35	0.17	(3.09)	(2.92)	—	—	—	12.43	(19.02) [4]	0.79 [5]	0.76 [5]	2.66 [5]	192	19
12-31-2019	13.65	0.35	3.07	3.42	(0.31)	(1.41)	(1.72)	15.35	26.34	0.80	0.77	2.30	255	18 [6]
12-31-2018	17.50	0.35	(1.74)	(1.39)	(0.30)	(2.16)	(2.46)	13.65	(9.58)	0.81	0.78	2.12	215	18
12-31-2017	16.67	0.32	2.24	2.56	(0.39)	(1.34)	(1.73)	17.50	16.29	0.82	0.78	1.88	276	21
12-31-2016	15.79	0.42	2.47	2.89	(0.36)	(1.65)	(2.01)	16.67	19.12	0.81 [7]	0.77 [7]	2.59	272	28
12-31-2015	19.16	0.34	(1.70)	(1.36)	(0.34)	(1.67)	(2.01)	15.79	(6.75)	0.87	0.83	1.91	262	34
Series II
06-30-2020 [3]	15.27	0.16	(3.08)	(2.92)	—	—	—	12.35	(19.12) [4]	0.99 [5]	0.96 [5]	2.45 [5]	102	19
12-31-2019	13.58	0.31	3.07	3.38	(0.28)	(1.41)	(1.69)	15.27	26.17	1.00	0.97	2.10	137	18 [6]
12-31-2018	17.42	0.32	(1.73)	(1.41)	(0.27)	(2.16)	(2.43)	13.58	(9.75)	1.01	0.98	1.92	111	18
12-31-2017	16.61	0.29	2.21	2.50	(0.35)	(1.34)	(1.69)	17.42	16.00	1.02	0.98	1.68	145	21
12-31-2016	15.74	0.38	2.46	2.84	(0.32)	(1.65)	(1.97)	16.61	18.91	1.01 [7]	0.97 [7]	2.39	148	28
12-31-2015	19.10	0.31	(1.70)	(1.39)	(0.30)	(1.67)	(1.97)	15.74	(6.91)	1.07	1.03	1.71	138	34
Series NAV
06-30-2020 [3]	15.27	0.17	(3.08)	(2.91)	—	—	—	12.36	(19.06) [4]	0.74 [5]	0.71 [5]	2.72 [5]	1,012	19
12-31-2019	13.58	0.35	3.07	3.42	(0.32)	(1.41)	(1.73)	15.27	26.47	0.75	0.72	2.34	1,304	18 [6]
12-31-2018	17.42	0.36	(1.73)	(1.37)	(0.31)	(2.16)	(2.47)	13.58	(9.52)	0.76	0.73	2.18	1,149	18
12-31-2017	16.61	0.33	2.22	2.55	(0.40)	(1.34)	(1.74)	17.42	16.28	0.77	0.73	1.93	1,393	21
12-31-2016	15.74	0.42	2.46	2.88	(0.36)	(1.65)	(2.01)	16.61	19.18	0.76 [7]	0.72 [7]	2.63	1,400	28
12-31-2015	19.10	0.35	(1.70)	(1.35)	(0.34)	(1.67)	(2.01)	15.74	(6.66)	0.82	0.78	1.97	1,270	34
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.
83

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
Series I
06-30-2020 [3]	14.08	0.08	(2.58)	(2.50)	—	—	—	11.58	(17.76) [4]	0.93 [5]	0.92 [5]	1.31 [5]	85	29
12-31-2019	11.90	0.21	3.39	3.60	(0.60)	(0.82)	(1.42)	14.08	31.79	0.91	0.90	1.53	113	28
12-31-2018	14.99	0.20	(2.15)	(1.95)	(0.18)	(0.96)	(1.14)	11.90	(14.49)	0.89	0.88	1.34	120	25
12-31-2017	13.16	0.17	1.83	2.00	(0.17)	—	(0.17)	14.99	15.28	0.88	0.87	1.20	170	42
12-31-2016	11.18	0.18	1.97	2.15	(0.17)	—	(0.17)	13.16	19.37	0.88	0.87	1.66	162	45
12-31-2015	17.10	0.23	(0.75)	(0.52)	(0.13)	(5.27)	(5.40)	11.18	(2.65)	0.87	0.87	1.58	126	27
Series II
06-30-2020 [3]	13.96	0.06	(2.55)	(2.49)	—	—	—	11.47	(17.84) [4]	1.13 [5]	1.12 [5]	1.11 [5]	13	29
12-31-2019	11.79	0.18	3.36	3.54	(0.55)	(0.82)	(1.37)	13.96	31.51	1.11	1.10	1.32	17	28
12-31-2018	14.88	0.17	(2.13)	(1.96)	(0.17)	(0.96)	(1.13)	11.79	(14.62)	1.09	1.08	1.14	15	25
12-31-2017	13.07	0.14	1.81	1.95	(0.14)	—	(0.14)	14.88	15.02	1.08	1.07	0.99	19	42
12-31-2016	11.10	0.16	1.96	2.12	(0.15)	—	(0.15)	13.07	19.21	1.08	1.07	1.48	21	45
12-31-2015	17.02	0.20	(0.75)	(0.55)	(0.10)	(5.27)	(5.37)	11.10	(2.88)	1.07	1.07	1.39	19	27
Series NAV
06-30-2020 [3]	14.03	0.08	(2.57)	(2.49)	—	—	—	11.54	(17.75) [4]	0.88 [5]	0.87 [5]	1.36 [5]	22	29
12-31-2019	11.88	0.21	3.38	3.59	(0.62)	(0.82)	(1.44)	14.03	31.71	0.86	0.85	1.57	28	28
12-31-2018	14.95	0.21	(2.14)	(1.93)	(0.18)	(0.96)	(1.14)	11.88	(14.38)	0.84	0.83	1.39	29	25
12-31-2017	13.13	0.17	1.83	2.00	(0.18)	—	(0.18)	14.95	15.29	0.83	0.82	1.25	48	42
12-31-2016	11.15	0.19	1.96	2.15	(0.17)	—	(0.17)	13.13	19.47	0.83	0.82	1.72	26	45
12-31-2015	17.07	0.24	(0.75)	(0.51)	(0.14)	(5.27)	(5.41)	11.15	(2.58)	0.82	0.82	1.63	22	27
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized.
Fundamental All Cap Core Trust
Series I
06-30-2020 [3]	24.56	0.04	(0.13)	(0.09)	—	—	—	24.47	(0.37) [4]	0.76 [5]	0.76 [5]	0.39 [5]	106	11
12-31-2019	19.64	0.11	6.79	6.90	(0.10)	(1.88)	(1.98)	24.56	36.45	0.77	0.76	0.48	119	15
12-31-2018	25.83	0.09	(2.79)	(2.70)	(0.10)	(3.39)	(3.49)	19.64	(13.16)	0.76	0.76	0.36	122	24
12-31-2017	20.89	0.11	5.58	5.69	(0.18)	(0.57)	(0.75)	25.83	27.70	0.76	0.76	0.46	172	42
12-31-2016	22.30	0.15	1.58	1.73	(0.12)	(3.02)	(3.14)	20.89	8.34	0.75	0.75	0.73	146	26
12-31-2015	22.53	0.07	0.80	0.87	—	(1.10)	(1.10)	22.30	4.01	0.76	0.75	0.30	168	49
Series II
06-30-2020 [3]	24.49	0.02	(0.13)	(0.11)	—	—	—	24.38	(0.45) [4]	0.96 [5]	0.96 [5]	0.19 [5]	45	11
12-31-2019	19.59	0.06	6.78	6.84	(0.06)	(1.88)	(1.94)	24.49	36.18	0.97	0.96	0.28	49	15
12-31-2018	25.77	0.04	(2.78)	(2.74)	(0.05)	(3.39)	(3.44)	19.59	(13.34)	0.96	0.96	0.17	41	24
12-31-2017	20.84	0.06	5.58	5.64	(0.14)	(0.57)	(0.71)	25.77	27.43	0.96	0.96	0.27	54	42
12-31-2016	22.23	0.11	1.56	1.67	(0.04)	(3.02)	(3.06)	20.84	8.12	0.95	0.95	0.53	49	26
12-31-2015	22.50	0.02	0.81	0.83	—	(1.10)	(1.10)	22.23	3.83	0.96	0.95	0.10	52	49
Series NAV
06-30-2020 [3]	24.71	0.05	(0.13)	(0.08)	—	—	—	24.63	(0.32) [4]	0.71 [5]	0.71 [5]	0.44 [5]	1,641	11
12-31-2019	19.74	0.12	6.84	6.96	(0.11)	(1.88)	(1.99)	24.71	36.58	0.72	0.71	0.52	1,700	15
12-31-2018	25.96	0.11	(2.82)	(2.71)	(0.12)	(3.39)	(3.51)	19.74	(13.16)	0.71	0.71	0.42	1,347	24
12-31-2017	20.98	0.12	5.62	5.74	(0.19)	(0.57)	(0.76)	25.96	27.77	0.71	0.71	0.51	1,662	42
12-31-2016	22.40	0.16	1.58	1.74	(0.14)	(3.02)	(3.16)	20.98	8.40	0.71	0.70	0.78	1,403	26
12-31-2015	22.61	0.08	0.81	0.89	—	(1.10)	(1.10)	22.40	4.09	0.71	0.70	0.35	1,406	49
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.
84

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
Series I
06-30-2020 [3]	23.13	0.12	(2.47)	(2.35)	—	—	—	20.78	(10.16) [4]	0.79 [5]	0.78 [5]	1.19 [5]	333	30
12-31-2019	17.51	0.25	5.97	6.22	(0.25)	(0.35)	(0.60)	23.13	35.85	0.78	0.77	1.17	403	13
12-31-2018	21.36	0.25	(3.87)	(3.62)	(0.23)	—	(0.23)	17.51	(17.03)	0.75	0.74	1.18	366	31
12-31-2017	18.49	0.23	2.97	3.20	(0.33)	—	(0.33)	21.36	17.43	0.74	0.73	1.19	525	30
12-31-2016	17.15	0.25	1.48	1.73	(0.39)	—	(0.39)	18.49	10.17	0.71	0.70	1.47	541	28
12-31-2015	17.52	0.20	(0.39)	(0.19)	(0.18)	—	(0.18)	17.15	(1.11)	0.71	0.70	1.15	562	9
Series II
06-30-2020 [3]	23.29	0.10	(2.48)	(2.38)	—	—	—	20.91	(10.22) [4]	0.99 [5]	0.98 [5]	0.99 [5]	137	30
12-31-2019	17.63	0.21	6.00	6.21	(0.20)	(0.35)	(0.55)	23.29	35.59	0.98	0.97	0.97	164	13
12-31-2018	21.51	0.21	(3.90)	(3.69)	(0.19)	—	(0.19)	17.63	(17.23)	0.95	0.94	0.98	150	31
12-31-2017	18.61	0.20	2.99	3.19	(0.29)	—	(0.29)	21.51	17.20	0.94	0.93	0.99	205	30
12-31-2016	17.27	0.21	1.49	1.70	(0.36)	—	(0.36)	18.61	9.96	0.91	0.90	1.27	207	28
12-31-2015	17.64	0.17	(0.40)	(0.23)	(0.14)	—	(0.14)	17.27	(1.30)	0.91	0.90	0.95	220	9
Series NAV
06-30-2020 [3]	23.14	0.13	(2.47)	(2.34)	—	—	—	20.80	(10.11) [4]	0.74 [5]	0.73 [5]	1.24 [5]	101	30
12-31-2019	17.51	0.25	5.99	6.24	(0.26)	(0.35)	(0.61)	23.14	35.97	0.73	0.72	1.21	97	13
12-31-2018	21.37	0.26	(3.88)	(3.62)	(0.24)	—	(0.24)	17.51	(17.03)	0.70	0.69	1.23	79	31
12-31-2017	18.49	0.24	2.98	3.22	(0.34)	—	(0.34)	21.37	17.54	0.69	0.68	1.23	92	30
12-31-2016	17.15	0.25	1.49	1.74	(0.40)	—	(0.40)	18.49	10.22	0.65	0.65	1.48	83	28
12-31-2015	17.52	0.21	(0.39)	(0.18)	(0.19)	—	(0.19)	17.15	(1.06)	0.66	0.65	1.20	780	9
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized.
Global Equity Trust
Series I
06-30-2020 [3]	6.69	0.10	(1.25)	(1.15)	—	—	—	5.54	(17.19) [4]	1.19	1.14	2.74 [5]	138	112 [6]
12-31-2019	5.78	0.25	1.05	1.30	(0.13)	(0.26)	(0.39)	6.69	23.12	1.12	1.11	3.96	153	26
12-31-2018	6.67	0.08	(0.64)	(0.56)	(0.09)	(0.24)	(0.33)	5.78	(8.96)	1.10	1.09	1.25	144	24
12-31-2017	11.74	0.18	0.52	0.70	(0.66)	(5.11)	(5.77)	6.67	8.32	1.10	1.09	1.95	172	20
12-31-2016	11.76	0.28	1.56	1.84	(0.76)	(1.10)	(1.86)	11.74	16.71	1.06	1.05	2.35	173	26
12-31-2015	14.02	0.24	(0.90)	(0.66)	(0.29)	(1.31)	(1.60)	11.76	(4.68)	1.06	1.05	1.74	172	22
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.
85

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Global Trust
Series I
06-30-2020 [3]	20.04	0.13	(2.22)	(2.09)	—	—	—	17.95	(10.43) [4]	1.12	1.09	1.50 [5]	100	122 [6]
12-31-2019	18.37	0.49	2.32	2.81	(0.42)	(0.72)	(1.14)	20.04	16.04	1.00	0.95	2.51	115	20
12-31-2018	21.93	0.41	(3.58)	(3.17)	(0.39)	—	(0.39)	18.37	(14.49)	0.98	0.95	1.91	115	30
12-31-2017	18.78	0.41	3.14	3.55	(0.40)	—	(0.40)	21.93	18.88	0.96	0.94	2.00	148	28
12-31-2016	17.95	0.34	1.33	1.67	(0.84)	—	(0.84)	18.78	9.47	0.89 [7]	0.87 [7]	1.87	142	23
12-31-2015	19.58	0.35	(1.60)	(1.25)	(0.38)	—	(0.38)	17.95	(6.42)	0.93	0.91	1.79	147	23
Series II
06-30-2020 [3]	19.95	0.11	(2.21)	(2.10)	—	—	—	17.85	(10.53) [4]	1.32	1.29	1.30 [5]	25	122 [6]
12-31-2019	18.29	0.45	2.31	2.76	(0.38)	(0.72)	(1.10)	19.95	15.83	1.20	1.15	2.31	31	20
12-31-2018	21.83	0.37	(3.56)	(3.19)	(0.35)	—	(0.35)	18.29	(14.65)	1.18	1.15	1.72	31	30
12-31-2017	18.70	0.39	3.10	3.49	(0.36)	—	(0.36)	21.83	18.63	1.16	1.14	1.80	44	28
12-31-2016	17.88	0.30	1.33	1.63	(0.81)	—	(0.81)	18.70	9.24	1.09 [7]	1.07 [7]	1.67	43	23
12-31-2015	19.51	0.31	(1.59)	(1.28)	(0.35)	—	(0.35)	17.88	(6.61)	1.13	1.11	1.61	46	23
Series NAV
06-30-2020 [3]	20.01	0.14	(2.22)	(2.08)	—	—	—	17.93	(10.39) [4]	1.07	1.04	1.56 [5]	39	122 [6]
12-31-2019	18.35	0.49	2.32	2.81	(0.43)	(0.72)	(1.15)	20.01	16.06	0.95	0.90	2.53	43	20
12-31-2018	21.90	0.42	(3.56)	(3.14)	(0.41)	—	(0.41)	18.35	(14.42)	0.93	0.90	1.94	38	30
12-31-2017	18.76	0.42	3.13	3.55	(0.41)	—	(0.41)	21.90	18.90	0.91	0.89	2.05	48	28
12-31-2016	17.94	0.40	1.27	1.67	(0.85)	—	(0.85)	18.76	9.47	0.84 [7]	0.83 [7]	2.24	42	23
12-31-2015	19.56	0.36	(1.59)	(1.23)	(0.39)	—	(0.39)	17.94	(6.34)	0.88	0.86	1.83	390	23
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
Health Sciences Trust
Series I
06-30-2020 [3]	27.18	(0.02)	1.88	1.86	—	—	—	29.04	6.84 [4]	1.16 [5]	1.10 [5]	(0.12) [5]	75	19
12-31-2019	22.87	(0.08)	6.36	6.28	—	(1.97)	(1.97)	27.18	28.68	1.16	1.10	(0.32)	72	34
12-31-2018	25.03	(0.07)	0.57	0.50	—	(2.66)	(2.66)	22.87	0.69	1.16	1.09	(0.27)	99	42
12-31-2017	21.83	(0.08)	5.91	5.83	—	(2.63)	(2.63)	25.03	27.51	1.16	1.10	(0.31)	107	39
12-31-2016	31.92	(0.09)	(3.02)	(3.11)	(0.02)	(6.96)	(6.98)	21.83	(10.57)	1.10 [6]	1.04 [6]	(0.34)	94	27
12-31-2015	33.55	0.03	4.30	4.33	—	(5.96)	(5.96)	31.92	12.69	1.07	1.02	0.09	146	43
Series II
06-30-2020 [3]	24.78	(0.04)	1.71	1.67	—	—	—	26.45	6.74 [4]	1.36 [5]	1.30 [5]	(0.31) [5]	73	19
12-31-2019	21.05	(0.12)	5.82	5.70	—	(1.97)	(1.97)	24.78	28.40	1.36	1.30	(0.53)	71	34
12-31-2018	23.26	(0.11)	0.56	0.45	—	(2.66)	(2.66)	21.05	0.52	1.36	1.29	(0.47)	66	42
12-31-2017	20.48	(0.12)	5.53	5.41	—	(2.63)	(2.63)	23.26	27.26	1.36	1.30	(0.51)	75	39
12-31-2016	30.45	(0.14)	(2.87)	(3.01)	—	(6.96)	(6.96)	20.48	(10.77)	1.30 [6]	1.24 [6]	(0.54)	71	27
12-31-2015	32.30	(0.03)	4.14	4.11	—	(5.96)	(5.96)	30.45	12.49	1.27	1.22	(0.10)	102	43
Series NAV
06-30-2020 [3]	27.64	(0.01)	1.91	1.90	—	—	—	29.54	6.87 [4]	1.11 [5]	1.05 [5]	(0.06) [5]	137	19
12-31-2019	23.22	(0.08)	6.47	6.39	—	(1.97)	(1.97)	27.64	28.67	1.11	1.05	(0.29)	130	34
12-31-2018	25.37	(0.06)	0.57	0.51	—	(2.66)	(2.66)	23.22	0.76	1.11	1.04	(0.22)	107	42
12-31-2017	22.09	(0.07)	5.98	5.91	—	(2.63)	(2.63)	25.37	27.61	1.11	1.05	(0.26)	108	39
12-31-2016	32.20	(0.08)	(3.04)	(3.12)	(0.03)	(6.96)	(6.99)	22.09	(10.54)	1.06 [6]	0.99 [6]	(0.29)	96	27
12-31-2015	33.78	0.05	4.33	4.38	—	(5.96)	(5.96)	32.20	12.76	1.02	0.97	0.13	118	43
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.05%.
The accompanying notes are an integral part of the financial statements.
86

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Equity Index Trust
Series I
06-30-2020 [3]	18.30	0.20	(2.13)	(1.93)	—	—	—	16.37	(10.60) [4]	0.66 [5]	0.39 [5]	2.46 [5]	305	2
12-31-2019	15.44	0.50	2.77	3.27	(0.41)	—	(0.41)	18.30	21.37	0.67	0.39	2.92	359	5 [6]
12-31-2018	18.44	0.45	(3.02)	(2.57)	(0.42)	(0.01)	(0.43)	15.44	(14.09)	0.66	0.39	2.55	334	2
12-31-2017	14.79	0.40	3.63	4.03	(0.38)	—	(0.38)	18.44	27.30	0.68	0.39	2.33	399	3
12-31-2016	14.54	0.39	0.25	0.64	(0.39)	—	(0.39)	14.79	4.45	0.65 [7]	0.39 [7]	2.65	277	5
12-31-2015	15.85	0.39	(1.32)	(0.93)	(0.38)	—	(0.38)	14.54	(5.91)	0.66	0.39	2.42	263	4
Series II
06-30-2020 [3]	18.32	0.18	(2.13)	(1.95)	—	—	—	16.37	(10.64) [4]	0.86 [5]	0.59 [5]	2.27 [5]	19	2
12-31-2019	15.46	0.44	2.80	3.24	(0.38)	—	(0.38)	18.32	21.11	0.87	0.59	2.55	22	5 [6]
12-31-2018	18.46	0.42	(3.03)	(2.61)	(0.38)	(0.01)	(0.39)	15.46	(14.27)	0.86	0.59	2.37	14	2
12-31-2017	14.81	0.36	3.63	3.99	(0.34)	—	(0.34)	18.46	27.04	0.88	0.59	2.14	18	3
12-31-2016	14.56	0.36	0.25	0.61	(0.36)	—	(0.36)	14.81	4.24	0.85 [7]	0.59 [7]	2.47	14	5
12-31-2015	15.87	0.36	(1.32)	(0.96)	(0.35)	—	(0.35)	14.56	(6.11)	0.86	0.59	2.25	16	4
Series NAV
06-30-2020 [3]	18.29	0.20	(2.13)	(1.93)	—	—	—	16.36	(10.55) [4]	0.61 [5]	0.34 [5]	2.51 [5]	398	2
12-31-2019	15.43	0.50	2.78	3.28	(0.42)	—	(0.42)	18.29	21.44	0.62	0.34	2.91	458	5 [6]
12-31-2018	18.44	0.46	(3.03)	(2.57)	(0.43)	(0.01)	(0.44)	15.43	(14.10)	0.61	0.34	2.58	331	2
12-31-2017	14.78	0.41	3.63	4.04	(0.38)	—	(0.38)	18.44	27.45	0.63	0.34	2.39	377	3
12-31-2016	14.54	0.39	0.25	0.64	(0.40)	—	(0.40)	14.78	4.43	0.60 [7]	0.34 [7]	2.70	298	5
12-31-2015	15.84	0.39	(1.30)	(0.91)	(0.39)	—	(0.39)	14.54	(5.80)	0.61	0.34	2.46	293	4
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.04%.
International Small Company Trust
Series I
06-30-2020 [3]	14.38	0.09	(2.34)	(2.25)	—	—	—	12.13	(15.65) [4]	1.19 [5]	1.18 [5]	1.52 [5]	22	8
12-31-2019	12.55	0.24	2.47	2.71	(0.30)	(0.58)	(0.88)	14.38	22.60	1.20	1.19	1.76	28	12
12-31-2018	15.95	0.24	(3.45)	(3.21)	(0.19)	—	(0.19)	12.55	(20.09)	1.15	1.14	1.55	25	20
12-31-2017	12.46	0.20	3.50	3.70	(0.21)	—	(0.21)	15.95	29.46	1.18	1.17	1.42	38	14
12-31-2016	12.11	0.24	0.35	0.59	(0.24)	—	(0.24)	12.46	4.90	0.91 [6]	0.90 [6]	1.96	32	12
12-31-2015	11.58	0.17	0.58	0.75	(0.22)	—	(0.22)	12.11	6.54	1.22	1.22	1.40	34	17
Series II
06-30-2020 [3]	14.36	0.08	(2.34)	(2.26)	—	—	—	12.10	(15.74) [4]	1.39 [5]	1.38 [5]	1.32 [5]	11	8
12-31-2019	12.51	0.21	2.47	2.68	(0.25)	(0.58)	(0.83)	14.36	22.35	1.40	1.39	1.55	15	12
12-31-2018	15.93	0.20	(3.43)	(3.23)	(0.19)	—	(0.19)	12.51	(20.27)	1.35	1.34	1.34	14	20
12-31-2017	12.45	0.18	3.48	3.66	(0.18)	—	(0.18)	15.93	29.17	1.38	1.37	1.22	21	14
12-31-2016	12.10	0.22	0.35	0.57	(0.22)	—	(0.22)	12.45	4.70	1.12 [6]	1.11 [6]	1.79	18	12
12-31-2015	11.57	0.15	0.59	0.74	(0.21)	—	(0.21)	12.10	6.39	1.42	1.42	1.21	20	17
Series NAV
06-30-2020 [3]	14.39	0.09	(2.34)	(2.25)	—	—	—	12.14	(15.64) [4]	1.14 [5]	1.13 [5]	1.57 [5]	63	8
12-31-2019	12.56	0.25	2.48	2.73	(0.32)	(0.58)	(0.90)	14.39	22.70	1.15	1.14	1.81	73	12
12-31-2018	15.96	0.24	(3.44)	(3.20)	(0.20)	—	(0.20)	12.56	(20.08)	1.10	1.09	1.58	74	20
12-31-2017	12.46	0.21	3.50	3.71	(0.21)	—	(0.21)	15.96	29.60	1.13	1.12	1.42	93	14
12-31-2016	12.11	0.24	0.36	0.60	(0.25)	—	(0.25)	12.46	4.95	0.87 [6]	0.86 [6]	2.00	58	12
12-31-2015	11.57	0.18	0.59	0.77	(0.23)	—	(0.23)	12.11	6.68	1.17	1.17	1.43	53	17
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.33%.
The accompanying notes are an integral part of the financial statements.
87

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Aggressive Portfolio
Series I
06-30-2020 [3]	15.57	0.01 [4]	(1.17)	(1.16)	—	—	—	14.41	(7.45) [5]	0.40 [6,7]	0.21 [6,7]	0.11 [4,6]	4	11
12-31-2019	13.23	0.26 [4]	3.21	3.47	(0.23)	(0.90)	(1.13)	15.57	27.01	0.39 [7]	0.21 [7]	1.76 [4]	4	20
12-31-2018	15.14	0.23 [4]	(1.52)	(1.29)	(0.22)	(0.40)	(0.62)	13.23	(8.85)	0.42 [7]	0.20 [7]	1.53 [4]	3	16
12-31-2017	12.81	0.20 [4]	2.57	2.77	(0.24)	(0.20)	(0.44)	15.14	21.78	0.45 [7]	0.21 [7]	1.41 [4]	4	15
12-31-2016	12.33	0.26 [4]	0.90	1.16	(0.21)	(0.47)	(0.68)	12.81	9.55	0.47 [7]	0.21 [7]	2.05 [4]	4	9
12-31-2015	12.78	0.24 [4]	(0.44)	(0.20)	(0.22)	(0.03)	(0.25)	12.33	(1.56)	0.45 [7]	0.22 [7]	1.89 [4]	3	20
Series II
06-30-2020 [3]	15.57	(0.01) [4]	(1.17)	(1.18)	—	—	—	14.39	(7.58) [5]	0.60 [6,7]	0.41 [6,7]	(0.08) [4,6]	16	11
12-31-2019	13.23	0.23 [4]	3.21	3.44	(0.20)	(0.90)	(1.10)	15.57	26.78	0.59 [7]	0.41 [7]	1.52 [4]	18	20
12-31-2018	15.14	0.20 [4]	(1.52)	(1.32)	(0.19)	(0.40)	(0.59)	13.23	(9.05)	0.62 [7]	0.40 [7]	1.32 [4]	17	16
12-31-2017	12.81	0.20 [4]	2.54	2.74	(0.21)	(0.20)	(0.41)	15.14	21.56	0.65 [7]	0.41 [7]	1.40 [4]	20	15
12-31-2016	12.33	0.19 [4]	0.95	1.14	(0.19)	(0.47)	(0.66)	12.81	9.35	0.67 [7]	0.41 [7]	1.55 [4]	18	9
12-31-2015	12.78	0.19 [4]	(0.41)	(0.22)	(0.20)	(0.03)	(0.23)	12.33	(1.75)	0.65 [7]	0.42 [7]	1.45 [4]	17	20
Series NAV
06-30-2020 [3]	15.57	0.01 [4]	(1.17)	(1.16)	—	—	—	14.41	(7.45) [5]	0.35 [6,7]	0.16 [6,7]	0.17 [4,6]	16	11
12-31-2019	13.22	0.27 [4]	3.22	3.49	(0.24)	(0.90)	(1.14)	15.57	27.16	0.34 [7]	0.16 [7]	1.83 [4]	15	20
12-31-2018	15.14	0.29 [4]	(1.59)	(1.30)	(0.22)	(0.40)	(0.62)	13.22	(8.86)	0.37 [7]	0.15 [7]	1.92 [4]	11	16
12-31-2017	12.81	0.28 [4]	2.49	2.77	(0.24)	(0.20)	(0.44)	15.14	21.84	0.40 [7]	0.16 [7]	1.95 [4]	7	15
12-31-2016	12.33	0.37 [4]	0.80	1.17	(0.22)	(0.47)	(0.69)	12.81	9.60	0.42 [7]	0.16 [7]	2.95 [4]	2	9
12-31-2015	12.78	0.24 [4]	(0.43)	(0.19)	(0.23)	(0.03)	(0.26)	12.33	(1.51)	0.40 [7]	0.17 [7]	1.89 [4]	1	20
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Lifestyle Balanced Portfolio
Series I
06-30-2020 [3]	15.43	(0.01) [4]	0.03	0.02	—	—	—	15.45	0.13 [5]	0.12 [6,7]	0.12 [6,7]	(0.12) [4,6]	35	9
12-31-2019	13.76	0.33 [4]	2.09	2.42	(0.30)	(0.45)	(0.75)	15.43	17.73	0.12 [7]	0.12 [7]	2.19 [4]	37	11
12-31-2018	14.98	0.32 [4]	(0.96)	(0.64)	(0.33)	(0.25)	(0.58)	13.76	(4.36)	0.12 [7]	0.12 [7]	2.13 [4]	32	8
12-31-2017	13.78	0.33 [4]	1.36	1.69	(0.33)	(0.16)	(0.49)	14.98	12.31	0.12 [7]	0.12 [7]	2.22 [4]	35	6
12-31-2016	13.59	0.32 [4]	0.51	0.83	(0.31)	(0.33)	(0.64)	13.78	6.11	0.12 [7]	0.11 [7]	2.31 [4]	31	11
12-31-2015	14.18	0.34 [4]	(0.34)	— [8]	(0.33)	(0.26)	(0.59)	13.59	0.05	0.12 [7]	0.11 [7]	2.35 [4]	30	9
Series II
06-30-2020 [3]	15.46	(0.02) [4]	0.02	—	—	—	—	15.46	0.00 [5]	0.32 [6,7]	0.32 [6,7]	(0.32) [4,6]	820	9
12-31-2019	13.78	0.29 [4]	2.11	2.40	(0.27)	(0.45)	(0.72)	15.46	17.56	0.32 [7]	0.32 [7]	1.94 [4]	860	11
12-31-2018	15.01	0.27 [4]	(0.95)	(0.68)	(0.30)	(0.25)	(0.55)	13.78	(4.63)	0.32 [7]	0.32 [7]	1.84 [4]	781	8
12-31-2017	13.80	0.29 [4]	1.38	1.67	(0.30)	(0.16)	(0.46)	15.01	12.16	0.32 [7]	0.32 [7]	1.97 [4]	942	6
12-31-2016	13.61	0.29 [4]	0.52	0.81	(0.29)	(0.33)	(0.62)	13.80	5.89	0.32 [7]	0.31 [7]	2.06 [4]	909	11
12-31-2015	14.21	0.30 [4]	(0.33)	(0.03)	(0.31)	(0.26)	(0.57)	13.61	(0.22)	0.32 [7]	0.31 [7]	2.11 [4]	901	9
Series NAV
06-30-2020 [3]	15.42	(0.01) [4]	0.03	0.02	—	—	—	15.44	0.13 [5]	0.07 [6,7]	0.07 [6,7]	(0.07) [4,6]	115	9
12-31-2019	13.74	0.34 [4]	2.09	2.43	(0.30)	(0.45)	(0.75)	15.42	17.89	0.07 [7]	0.07 [7]	2.29 [4]	113	11
12-31-2018	14.97	0.34 [4]	(0.98)	(0.64)	(0.34)	(0.25)	(0.59)	13.74	(4.39)	0.07 [7]	0.07 [7]	2.28 [4]	89	8
12-31-2017	13.77	0.34 [4]	1.35	1.69	(0.33)	(0.16)	(0.49)	14.97	12.38	0.07 [7]	0.07 [7]	2.40 [4]	83	6
12-31-2016	13.58	0.36 [4]	0.48	0.84	(0.32)	(0.33)	(0.65)	13.77	6.16	0.07 [7]	0.06 [7]	2.58 [4]	63	11
12-31-2015	14.17	0.39 [4]	(0.38)	0.01	(0.34)	(0.26)	(0.60)	13.58	0.10	0.07 [7]	0.06 [7]	2.76 [4]	44	9
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
88

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
Series I
06-30-2020 [3]	13.68	(0.01) [4]	0.53	0.52	—	—	—	14.20	3.80 [5]	0.15 [6,7]	0.13 [6,7]	(0.13) [4,6]	13	13
12-31-2019	12.67	0.32 [4]	1.25	1.57	(0.30)	(0.26)	(0.56)	13.68	12.46	0.15 [7]	0.13 [7]	2.36 [4]	12	21
12-31-2018	13.39	0.33 [4]	(0.59)	(0.26)	(0.32)	(0.14)	(0.46)	12.67	(1.97)	0.16 [7]	0.12 [7]	2.48 [4]	11	21
12-31-2017	12.91	0.34 [4]	0.56	0.90	(0.34)	(0.08)	(0.42)	13.39	6.96	0.16 [7]	0.13 [7]	2.69 [4]	12	12
12-31-2016	12.85	0.35 [4]	0.21	0.56	(0.36)	(0.14)	(0.50)	12.91	4.39	0.14 [7]	0.13 [7]	2.65 [4]	9	19
12-31-2015	13.33	0.39 [4]	(0.37)	0.02	(0.36)	(0.14)	(0.50)	12.85	0.17	0.14 [7]	0.13 [7]	2.87 [4]	8	17
Series II
06-30-2020 [3]	13.70	(0.02) [4]	0.53	0.51	—	—	—	14.21	3.72 [5]	0.35 [6,7]	0.33 [6,7]	(0.33) [4,6]	185	13
12-31-2019	12.69	0.30 [4]	1.25	1.55	(0.28)	(0.26)	(0.54)	13.70	12.22	0.35 [7]	0.33 [7]	2.20 [4]	170	21
12-31-2018	13.41	0.30 [4]	(0.58)	(0.28)	(0.30)	(0.14)	(0.44)	12.69	(2.17)	0.36 [7]	0.32 [7]	2.29 [4]	164	21
12-31-2017	12.93	0.30 [4]	0.58	0.88	(0.32)	(0.08)	(0.40)	13.41	6.74	0.36 [7]	0.33 [7]	2.21 [4]	166	12
12-31-2016	12.87	0.31 [4]	0.23	0.54	(0.34)	(0.14)	(0.48)	12.93	4.17	0.34 [7]	0.33 [7]	2.37 [4]	178	19
12-31-2015	13.35	0.33 [4]	(0.33)	— [8]	(0.34)	(0.14)	(0.48)	12.87	(0.03)	0.34 [7]	0.33 [7]	2.44 [4]	181	17
Series NAV
06-30-2020 [3]	13.67	(0.01) [4]	0.53	0.52	—	—	—	14.19	3.80 [5]	0.10 [6,7]	0.08 [6,7]	(0.08) [4,6]	5	13
12-31-2019	12.66	0.31 [4]	1.27	1.58	(0.31)	(0.26)	(0.57)	13.67	12.52	0.10 [7]	0.08 [7]	2.29 [4]	4	21
12-31-2018	13.38	0.36 [4]	(0.61)	(0.25)	(0.33)	(0.14)	(0.47)	12.66	(1.92)	0.11 [7]	0.07 [7]	2.70 [4]	5	21
12-31-2017	12.90	0.35 [4]	0.56	0.91	(0.35)	(0.08)	(0.43)	13.38	7.01	0.11 [7]	0.08 [7]	2.75 [4]	4	12
12-31-2016	12.85	0.61 [4]	(0.05)	0.56	(0.37)	(0.14)	(0.51)	12.90	4.36	0.10 [7]	0.08 [7]	4.67 [4]	3	19
12-31-2015	13.33	0.46 [4]	(0.43)	0.03	(0.37)	(0.14)	(0.51)	12.85	0.22	0.09 [7]	0.08 [7]	3.44 [4]	1	17
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Less than $0.005 per share.
Lifestyle Growth Portfolio
Series I
06-30-2020 [3]	16.92	(0.01) [4]	(0.44)	(0.45)	—	—	—	16.47	(2.66) [5]	0.12 [6,7]	0.11 [6,7]	(0.11) [4,6]	207	3
12-31-2019	14.86	0.32 [4]	2.81	3.13	(0.30)	(0.77)	(1.07)	16.92	21.45	0.12 [7]	0.11 [7]	1.96 [4]	224	7
12-31-2018	16.41	0.30 [4]	(1.28)	(0.98)	(0.32)	(0.25)	(0.57)	14.86	(6.12)	0.11 [7]	0.11 [7]	1.85 [4]	207	5
12-31-2017	14.53	0.45 [4]	1.88	2.33	(0.30)	(0.15)	(0.45)	16.41	16.13	0.12 [7]	0.11 [7]	3.34 [4]	242	4 [8]
12-31-2016	14.23	0.46 [4]	0.56	1.02	(0.27)	(0.45)	(0.72)	14.53	7.23	0.11 [7]	0.11 [7]	3.16 [4]	93	12 [8]
12-31-2015	14.85	0.32 [4]	(0.34)	(0.02)	(0.32)	(0.28)	(0.60)	14.23	(0.12)	0.11 [7]	0.11 [7]	2.11 [4]	39	9
Series II
06-30-2020 [3]	16.94	(0.02) [4]	(0.45)	(0.47)	—	—	—	16.47	(2.77) [5]	0.32 [6,7]	0.31 [6,7]	(0.31) [4,6]	4,969	3
12-31-2019	14.88	0.29 [4]	2.81	3.10	(0.27)	(0.77)	(1.04)	16.94	21.20	0.32 [7]	0.31 [7]	1.75 [4]	5,567	7
12-31-2018	16.43	0.27 [4]	(1.29)	(1.02)	(0.28)	(0.25)	(0.53)	14.88	(6.31)	0.31 [7]	0.31 [7]	1.62 [4]	5,225	5
12-31-2017	14.55	0.40 [4]	1.90	2.30	(0.27)	(0.15)	(0.42)	16.43	15.90	0.32 [7]	0.31 [7]	2.89 [4]	6,456	4 [8]
12-31-2016	14.25	0.34 [4]	0.66	1.00	(0.25)	(0.45)	(0.70)	14.55	7.02	0.31 [7]	0.31 [7]	2.35 [4]	2,889	12 [8]
12-31-2015	14.86	0.29 [4]	(0.33)	(0.04)	(0.29)	(0.28)	(0.57)	14.25	(0.25)	0.31 [7]	0.31 [7]	1.93 [4]	1,904	9
Series NAV
06-30-2020 [3]	16.91	— [4,9]	(0.45)	(0.45)	—	—	—	16.46	(2.66) [5]	0.07 [6,7]	0.06 [6,7]	(0.06) [4,6]	403	3
12-31-2019	14.85	0.34 [4]	2.80	3.14	(0.31)	(0.77)	(1.08)	16.91	21.52	0.07 [7]	0.06 [7]	2.10 [4]	415	7
12-31-2018	16.40	0.33 [4]	(1.31)	(0.98)	(0.32)	(0.25)	(0.57)	14.85	(6.07)	0.06 [7]	0.06 [7]	2.00 [4]	339	5
12-31-2017	14.52	0.46 [4]	1.88	2.34	(0.31)	(0.15)	(0.46)	16.40	16.20	0.07 [7]	0.06 [7]	3.61 [4]	346	4 [8]
12-31-2016	14.23	0.52 [4]	0.50	1.02	(0.28)	(0.45)	(0.73)	14.52	7.21	0.06 [7]	0.06 [7]	3.59 [4]	109	12 [8]
12-31-2015	14.84	0.43 [4]	(0.43)	— [9]	(0.33)	(0.28)	(0.61)	14.23	0.00 [10]	0.06 [7]	0.06 [7]	2.93 [4]	30	9
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8. Excludes merger activity. 9. Less than $0.005 per share. 10. Less than 0.005%.
The accompanying notes are an integral part of the financial statements.
89

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
Series I
06-30-2020 [3]	14.85	(0.01) [4]	0.22	0.21	—	—	—	15.06	1.41 [5]	0.14 [6,7]	0.13 [6,7]	(0.13) [4,6]	12	10
12-31-2019	13.38	0.33 [4]	1.79	2.12	(0.29)	(0.36)	(0.65)	14.85	15.97	0.14 [7]	0.13 [7]	2.28 [4]	12	15
12-31-2018	14.44	0.31 [4]	(0.81)	(0.50)	(0.33)	(0.23)	(0.56)	13.38	(3.58)	0.14 [7]	0.13 [7]	2.17 [4]	10	8
12-31-2017	13.50	0.33 [4]	1.07	1.40	(0.33)	(0.13)	(0.46)	14.44	10.43	0.14 [7]	0.13 [7]	2.35 [4]	11	7
12-31-2016	13.37	0.34 [4]	0.40	0.74	(0.33)	(0.28)	(0.61)	13.50	5.50	0.13 [7]	0.12 [7]	2.48 [4]	10	14
12-31-2015	13.95	0.35 [4]	(0.34)	0.01	(0.34)	(0.25)	(0.59)	13.37	0.10	0.13 [7]	0.12 [7]	2.47 [4]	9	11
Series II
06-30-2020 [3]	14.88	(0.02) [4]	0.21	0.19	—	—	—	15.07	1.28 [5]	0.34 [6,7]	0.33 [6,7]	(0.33) [4,6]	260	10
12-31-2019	13.41	0.29 [4]	1.80	2.09	(0.26)	(0.36)	(0.62)	14.88	15.72	0.34 [7]	0.33 [7]	2.00 [4]	269	15
12-31-2018	14.47	0.28 [4]	(0.81)	(0.53)	(0.30)	(0.23)	(0.53)	13.41	(3.77)	0.34 [7]	0.33 [7]	1.94 [4]	247	8
12-31-2017	13.52	0.30 [4]	1.08	1.38	(0.30)	(0.13)	(0.43)	14.47	10.28	0.34 [7]	0.33 [7]	2.04 [4]	295	7
12-31-2016	13.39	0.29 [4]	0.42	0.71	(0.30)	(0.28)	(0.58)	13.52	5.28	0.33 [7]	0.32 [7]	2.14 [4]	295	14
12-31-2015	13.97	0.30 [4]	(0.32)	(0.02)	(0.31)	(0.25)	(0.56)	13.39	(0.10)	0.33 [7]	0.32 [7]	2.17 [4]	304	11
Series NAV
06-30-2020 [3]	14.84	(0.01) [4]	0.22	0.21	—	—	—	15.05	1.42 [5]	0.09 [6,7]	0.08 [6,7]	(0.08) [4,6]	29	10
12-31-2019	13.38	0.35 [4]	1.77	2.12	(0.30)	(0.36)	(0.66)	14.84	15.95	0.09 [7]	0.08 [7]	2.39 [4]	30	15
12-31-2018	14.44	0.35 [4]	(0.85)	(0.50)	(0.33)	(0.23)	(0.56)	13.38	(3.53)	0.09 [7]	0.08 [7]	2.46 [4]	22	8
12-31-2017	13.49	0.35 [4]	1.07	1.42	(0.34)	(0.13)	(0.47)	14.44	10.56	0.09 [7]	0.08 [7]	2.59 [4]	20	7
12-31-2016	13.36	0.41 [4]	0.34	0.75	(0.34)	(0.28)	(0.62)	13.49	5.55	0.08 [7]	0.08 [7]	3.00 [4]	14	14
12-31-2015	13.94	0.47 [4]	(0.45)	0.02	(0.35)	(0.25)	(0.60)	13.36	0.15	0.08 [7]	0.07 [7]	3.36 [4]	8	11
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Mid Cap Index Trust
Series I
06-30-2020 [3]	21.39	0.13	(2.89)	(2.76)	—	—	—	18.63	(12.90) [4]	0.56 [5]	0.46 [5]	1.40 [5]	849	7
12-31-2019	18.83	0.26	4.36	4.62	(0.24)	(1.82)	(2.06)	21.39	25.59	0.56	0.45	1.22	1,047	15
12-31-2018	23.00	0.27	(2.60)	(2.33)	(0.25)	(1.59)	(1.84)	18.83	(11.46)	0.56	0.45	1.17	1,029	15
12-31-2017	21.32	0.24	2.95	3.19	(0.11)	(1.40)	(1.51)	23.00	15.81	0.56	0.45	1.07	1,277	19 [6,7]
12-31-2016	19.66	0.25	3.56	3.81	(0.24)	(1.91)	(2.15)	21.32	20.11	0.56	0.45	1.24	805	22
12-31-2015	22.29	0.24	(0.83)	(0.59)	(0.22)	(1.82)	(2.04)	19.66	(2.59)	0.56	0.45	1.10	661	23
Series II
06-30-2020 [3]	21.28	0.11	(2.88)	(2.77)	—	—	—	18.51	(13.02) [4]	0.76 [5]	0.66 [5]	1.19 [5]	55	7
12-31-2019	18.73	0.21	4.36	4.57	(0.20)	(1.82)	(2.02)	21.28	25.43	0.76	0.65	1.02	70	15
12-31-2018	22.89	0.22	(2.58)	(2.36)	(0.21)	(1.59)	(1.80)	18.73	(11.66)	0.76	0.65	0.96	66	15
12-31-2017	21.24	0.19	2.93	3.12	(0.07)	(1.40)	(1.47)	22.89	15.51	0.76	0.65	0.85	90	19 [6,7]
12-31-2016	19.58	0.21	3.56	3.77	(0.20)	(1.91)	(2.11)	21.24	19.92	0.76	0.65	1.03	68	22
12-31-2015	22.22	0.20	(0.84)	(0.64)	(0.18)	(1.82)	(2.00)	19.58	(2.80)	0.76	0.65	0.89	63	23
Series NAV
06-30-2020 [3]	21.39	0.13	(2.89)	(2.76)	—	—	—	18.63	(12.90) [4]	0.51 [5]	0.41 [5]	1.44 [5]	191	7
12-31-2019	18.82	0.27	4.37	4.64	(0.25)	(1.82)	(2.07)	21.39	25.72	0.51	0.40	1.28	228	15
12-31-2018	23.00	0.28	(2.60)	(2.32)	(0.27)	(1.59)	(1.86)	18.82	(11.45)	0.51	0.40	1.23	174	15
12-31-2017	21.32	0.24	2.96	3.20	(0.12)	(1.40)	(1.52)	23.00	15.86	0.51	0.40	1.10	198	19 [6,7]
12-31-2016	19.65	0.26	3.57	3.83	(0.25)	(1.91)	(2.16)	21.32	20.17	0.51	0.40	1.30	134	22
12-31-2015	22.29	0.25	(0.84)	(0.59)	(0.23)	(1.82)	(2.05)	19.65	(2.54)	0.51	0.40	1.15	105	23
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes in-kind transactions. 7. Excludes merger activity.
The accompanying notes are an integral part of the financial statements.
90

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Stock Trust
Series I
06-30-2020 [3]	18.07	(0.04)	3.50	3.46	—	—	—	21.53	18.93 [4]	0.93 [5]	0.92 [5]	(0.46) [5]	184	56
12-31-2019	15.79	(0.10)	5.44	5.34	—	(3.06)	(3.06)	18.07	34.53	0.93	0.93	(0.54)	168	64
12-31-2018	17.82	(0.08)	0.15	0.07	—	(2.10)	(2.10)	15.79	(1.56)	0.93	0.92	(0.41)	142	69
12-31-2017	14.16	(0.03)	4.04	4.01	—	(0.35)	(0.35)	17.82	28.54	0.93	0.92	(0.16)	166	71
12-31-2016	15.17	(0.04)	0.16	0.12	—	(1.13)	(1.13)	14.16	0.59	0.90 [6]	0.89 [6]	(0.27)	150	85
12-31-2015	18.61	(0.05)	0.55	0.50	—	(3.94)	(3.94)	15.17	3.00	0.92	0.91	(0.28)	170	78
Series II
06-30-2020 [3]	16.74	(0.06)	3.24	3.18	—	—	—	19.92	18.76 [4]	1.13 [5]	1.12 [5]	(0.66) [5]	94	56
12-31-2019	14.83	(0.13)	5.10	4.97	—	(3.06)	(3.06)	16.74	34.25	1.13	1.13	(0.74)	86	64
12-31-2018	16.87	(0.11)	0.17	0.06	—	(2.10)	(2.10)	14.83	(1.71)	1.13	1.12	(0.61)	73	69
12-31-2017	13.45	(0.06)	3.83	3.77	—	(0.35)	(0.35)	16.87	28.26	1.13	1.12	(0.36)	85	71
12-31-2016	14.49	(0.06)	0.15	0.09	—	(1.13)	(1.13)	13.45	0.41	1.10 [6]	1.09 [6]	(0.47)	76	85
12-31-2015	17.99	(0.08)	0.52	0.44	—	(3.94)	(3.94)	14.49	2.75	1.12	1.11	(0.48)	91	78
Series NAV
06-30-2020 [3]	18.37	(0.04)	3.57	3.53	—	—	—	21.90	18.94 [4]	0.88 [5]	0.87 [5]	(0.41) [5]	512	56
12-31-2019	16.00	(0.09)	5.52	5.43	—	(3.06)	(3.06)	18.37	34.63	0.88	0.88	(0.49)	535	64
12-31-2018	18.03	(0.07)	0.14	0.07	—	(2.10)	(2.10)	16.00	(1.54)	0.88	0.87	(0.35)	454	69
12-31-2017	14.31	(0.02)	4.09	4.07	—	(0.35)	(0.35)	18.03	28.66	0.88	0.87	(0.12)	501	71
12-31-2016	15.32	(0.03)	0.15	0.12	—	(1.13)	(1.13)	14.31	0.58	0.85 [6]	0.84 [6]	(0.22)	449	85
12-31-2015	18.75	(0.04)	0.55	0.51	—	(3.94)	(3.94)	15.32	3.04	0.87	0.86	(0.23)	506	78
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Mid Value Trust
Series I
06-30-2020 [3]	9.68	0.06	(1.31)	(1.25)	—	—	—	8.43	(12.91) [4]	1.05 [5]	1.00 [5]	1.47 [5]	181	28
12-31-2019	9.47	0.15	1.54	1.69	(0.11)	(1.37)	(1.48)	9.68	19.54	1.05	1.00	1.50	239	33
12-31-2018	11.60	0.09	(1.20)	(1.11)	(0.09)	(0.93)	(1.02)	9.47	(10.84)	1.05	0.99	0.80	241	35
12-31-2017	11.62	0.11	1.10	1.21	(0.11)	(1.12)	(1.23)	11.60	11.43	1.04	0.99	0.96	312	32
12-31-2016	10.72	0.12	2.35	2.47	(0.13)	(1.44)	(1.57)	11.62	24.02	1.02 [6]	0.96 [6]	1.03	339	56
12-31-2015	13.96	0.13	(0.68)	(0.55)	(0.14)	(2.55)	(2.69)	10.72	(3.43)	1.04	0.98	0.99	276	47
Series II
06-30-2020 [3]	9.69	0.05	(1.31)	(1.26)	—	—	—	8.43	(13.00) [4]	1.25 [5]	1.20 [5]	1.28 [5]	40	28
12-31-2019	9.49	0.13	1.53	1.66	(0.09)	(1.37)	(1.46)	9.69	19.15	1.25	1.20	1.30	50	33
12-31-2018	11.61	0.07	(1.19)	(1.12)	(0.07)	(0.93)	(1.00)	9.49	(10.93)	1.25	1.19	0.60	48	35
12-31-2017	11.63	0.09	1.10	1.19	(0.09)	(1.12)	(1.21)	11.61	11.21	1.24	1.19	0.76	62	32
12-31-2016	10.73	0.09	2.36	2.45	(0.11)	(1.44)	(1.55)	11.63	23.77	1.21 [6]	1.16 [6]	0.83	67	56
12-31-2015	13.97	0.10	(0.67)	(0.57)	(0.12)	(2.55)	(2.67)	10.73	(3.64)	1.24	1.18	0.79	59	47
Series NAV
06-30-2020 [3]	9.61	0.06	(1.30)	(1.24)	—	—	—	8.37	(12.90) [4]	1.00 [5]	0.95 [5]	1.54 [5]	303	28
12-31-2019	9.42	0.15	1.53	1.68	(0.12)	(1.37)	(1.49)	9.61	19.49	1.00	0.95	1.56	381	33
12-31-2018	11.53	0.10	(1.18)	(1.08)	(0.10)	(0.93)	(1.03)	9.42	(10.68)	1.00	0.94	0.86	359	35
12-31-2017	11.56	0.11	1.10	1.21	(0.12)	(1.12)	(1.24)	11.53	11.46	0.99	0.94	0.99	434	32
12-31-2016	10.67	0.12	2.34	2.46	(0.13)	(1.44)	(1.57)	11.56	24.09	0.97 [6]	0.91 [6]	1.09	425	56
12-31-2015	13.91	0.13	(0.67)	(0.54)	(0.15)	(2.55)	(2.70)	10.67	(3.40)	0.99	0.93	1.04	408	47
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.
91

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
Series I
06-30-2020 [3]	23.55	0.25	(4.05)	(3.80)	—	—	—	19.75	(16.14) [4]	0.81 [5]	0.80 [5]	2.36 [5]	58	82
12-31-2019	18.72	0.42	5.07	5.49	(0.48)	(0.18)	(0.66)	23.55	29.40	0.81	0.81	1.90	73	129
12-31-2018	19.71	0.43	(1.09)	(0.66)	(0.33)	—	(0.33)	18.72	(3.46)	0.81	0.81	2.21	64	164
12-31-2017	18.65	0.40	0.76	1.16	(0.10)	—	(0.10)	19.71	6.24	0.81	0.80	2.08	77	166
12-31-2016	18.08	0.44	0.78	1.22	(0.65)	—	(0.65)	18.65	6.92	0.74 [6]	0.74 [6]	2.32	85	147
12-31-2015	17.95	0.36	0.11	0.47	(0.34)	—	(0.34)	18.08	2.68	0.79	0.79	2.02	90	152
Series II
06-30-2020 [3]	23.53	0.22	(4.04)	(3.82)	—	—	—	19.71	(16.23) [4]	1.01 [5]	1.00 [5]	2.15 [5]	31	82
12-31-2019	18.72	0.38	5.05	5.43	(0.44)	(0.18)	(0.62)	23.53	29.08	1.01	1.01	1.70	40	129
12-31-2018	19.74	0.38	(1.08)	(0.70)	(0.32)	—	(0.32)	18.72	(3.64)	1.01	1.01	2.00	35	164
12-31-2017	18.68	0.36	0.77	1.13	(0.07)	—	(0.07)	19.74	6.06	1.01	1.00	1.88	45	166
12-31-2016	18.11	0.40	0.78	1.18	(0.61)	—	(0.61)	18.68	6.69	0.94 [6]	0.93 [6]	2.11	51	147
12-31-2015	17.97	0.32	0.13	0.45	(0.31)	—	(0.31)	18.11	2.46	0.99	0.99	1.80	55	152
Series NAV
06-30-2020 [3]	23.41	0.25	(4.02)	(3.77)	—	—	—	19.64	(16.10) [4]	0.76 [5]	0.75 [5]	2.40 [5]	202	82
12-31-2019	18.61	0.43	5.04	5.47	(0.49)	(0.18)	(0.67)	23.41	29.47	0.76	0.76	1.96	257	129
12-31-2018	19.59	0.43	(1.08)	(0.65)	(0.33)	—	(0.33)	18.61	(3.43)	0.76	0.76	2.26	204	164
12-31-2017	18.53	0.41	0.76	1.17	(0.11)	—	(0.11)	19.59	6.26	0.76	0.75	2.15	254	166
12-31-2016	17.97	0.45	0.77	1.22	(0.66)	—	(0.66)	18.53	6.96	0.69 [6]	0.69 [6]	2.37	267	147
12-31-2015	17.84	0.38	0.10	0.48	(0.35)	—	(0.35)	17.97	2.80	0.74	0.74	2.12	271	152
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
Science & Technology Trust
Series I
06-30-2020 [3]	29.43	0.09	5.08	5.17	—	—	—	34.60	17.53 [4]	1.12 [5]	1.08 [5]	(0.02) [6]	735	76
12-31-2019	25.80	0.01	9.31	9.32	(0.03)	(5.66)	(5.69)	29.43	38.06	1.13	1.08	0.04	662	87
12-31-2018	29.97	(0.11)	0.68	0.57	—	(4.74)	(4.74)	25.80	(0.61)	1.12	1.08	(0.35)	594	108
12-31-2017	22.48	(0.09)	9.17	9.08	(0.02)	(1.57)	(1.59)	29.97	41.13	1.12	1.08	(0.34)	617	91
12-31-2016	23.78	0.02	1.99	2.01	—	(3.31)	(3.31)	22.48	8.39	1.12 [7]	1.07 [7]	0.09	425	111
12-31-2015	27.08	(0.08)	1.43	1.35	—	(4.65)	(4.65)	23.78	6.69	1.12	1.07	(0.32)	437	118
Series II
06-30-2020 [3]	27.71	0.06	4.78	4.84	—	—	—	32.55	17.47 [4]	1.32 [5]	1.28 [5]	(0.20) [6]	64	76
12-31-2019	24.58	(0.05)	8.84	8.79	—	(5.66)	(5.66)	27.71	37.74	1.33	1.28	(0.17)	59	87
12-31-2018	28.79	(0.17)	0.70	0.53	—	(4.74)	(4.74)	24.58	(0.78)	1.32	1.28	(0.55)	49	108
12-31-2017	21.68	(0.14)	8.82	8.68	—	(1.57)	(1.57)	28.79	40.81	1.32	1.28	(0.54)	53	91
12-31-2016	23.09	(0.02)	1.92	1.90	—	(3.31)	(3.31)	21.68	8.15	1.32 [7]	1.27 [7]	(0.11)	42	111
12-31-2015	26.48	(0.13)	1.39	1.26	—	(4.65)	(4.65)	23.09	6.49	1.32	1.27	(0.52)	45	118
Series NAV
06-30-2020 [3]	29.84	0.09	5.17	5.26	—	—	—	35.10	17.59 [4]	1.07 [5]	1.03 [5]	(0.01) [6]	103	76
12-31-2019	26.10	0.03	9.42	9.45	(0.05)	(5.66)	(5.71)	29.84	38.09	1.08	1.03	0.10	89	87
12-31-2018	30.26	(0.10)	0.68	0.58	—	(4.74)	(4.74)	26.10	(0.57)	1.07	1.03	(0.31)	64	108
12-31-2017	22.68	(0.08)	9.26	9.18	(0.03)	(1.57)	(1.60)	30.26	41.21	1.07	1.03	(0.29)	48	91
12-31-2016	23.96	0.03	2.00	2.03	—	(3.31)	(3.31)	22.68	8.41	1.07 [7]	1.02 [7]	0.14	34	111
12-31-2015	27.23	(0.07)	1.45	1.38	—	(4.65)	(4.65)	23.96	6.77	1.07	1.02	(0.27)	29	118
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. A portion of income is presented unannualized. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
The accompanying notes are an integral part of the financial statements.
92

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
06-30-2020 [3]	14.94	0.06	(2.03)	(1.97)	—	—	—	12.97	(13.19) [4]	0.58 [5]	0.53 [5]	1.02 [5]	332	12
12-31-2019	13.36	0.16	3.01	3.17	(0.15)	(1.44)	(1.59)	14.94	25.04	0.58	0.53	1.11	404	14
12-31-2018	16.09	0.17	(1.78)	(1.61)	(0.15)	(0.97)	(1.12)	13.36	(11.42)	0.58	0.52	1.04	365	24
12-31-2017	14.74	0.15	1.89	2.04	(0.07)	(0.62)	(0.69)	16.09	14.39	0.58	0.52	0.97	416	22
12-31-2016	13.28	0.16	2.51	2.67	(0.15)	(1.06)	(1.21)	14.74	20.98	0.58	0.52	1.18	366	22
12-31-2015	15.40	0.16	(0.87)	(0.71)	(0.15)	(1.26)	(1.41)	13.28	(4.58)	0.58	0.52	1.06	286	19
Series II
06-30-2020 [3]	14.85	0.05	(2.03)	(1.98)	—	—	—	12.87	(13.33) [4]	0.78 [5]	0.73 [5]	0.82 [5]	28	12
12-31-2019	13.29	0.13	2.99	3.12	(0.12)	(1.44)	(1.56)	14.85	24.78	0.78	0.73	0.90	35	14
12-31-2018	16.00	0.13	(1.75)	(1.62)	(0.12)	(0.97)	(1.09)	13.29	(11.55)	0.78	0.72	0.82	32	24
12-31-2017	14.66	0.11	1.89	2.00	(0.04)	(0.62)	(0.66)	16.00	14.18	0.78	0.72	0.75	42	22
12-31-2016	13.22	0.13	2.50	2.63	(0.13)	(1.06)	(1.19)	14.66	20.70	0.78	0.72	0.98	45	22
12-31-2015	15.34	0.13	(0.87)	(0.74)	(0.12)	(1.26)	(1.38)	13.22	(4.79)	0.78	0.72	0.85	40	19
Series NAV
06-30-2020 [3]	14.96	0.07	(2.04)	(1.97)	—	—	—	12.99	(13.17) [4]	0.53 [5]	0.48 [5]	1.07 [5]	139	12
12-31-2019	13.38	0.18	3.00	3.18	(0.16)	(1.44)	(1.60)	14.96	25.07	0.53	0.48	1.19	158	14
12-31-2018	16.10	0.18	(1.77)	(1.59)	(0.16)	(0.97)	(1.13)	13.38	(11.30)	0.53	0.47	1.09	124	24
12-31-2017	14.75	0.16	1.89	2.05	(0.08)	(0.62)	(0.70)	16.10	14.43	0.53	0.47	1.02	137	22
12-31-2016	13.29	0.17	2.51	2.68	(0.16)	(1.06)	(1.22)	14.75	21.01	0.53	0.47	1.23	115	22
12-31-2015	15.42	0.17	(0.88)	(0.71)	(0.16)	(1.26)	(1.42)	13.29	(4.59)	0.53	0.47	1.12	87	19
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized.
Small Cap Opportunities Trust
Series I
06-30-2020 [3]	25.52	0.07	(5.06)	(4.99)	—	—	—	20.53	(19.55) [4]	1.17 [5]	1.00 [5]	0.63 [5]	63	15
12-31-2019	22.37	0.14	5.29	5.43	(0.11)	(2.17)	(2.28)	25.52	25.54	1.16	0.98	0.58	83	16
12-31-2018	32.01	0.11	(3.10)	(2.99)	(0.14)	(6.51)	(6.65)	22.37	(13.84)	1.14	0.96	0.36	74	23
12-31-2017	31.06	0.09	3.08	3.17	(0.13)	(2.09)	(2.22)	32.01	11.07	1.10	1.02	0.29	97	41
12-31-2016	28.76	0.12	5.16	5.28	(0.14)	(2.84)	(2.98)	31.06	19.47	1.08 [6]	0.99 [6]	0.43	99	32
12-31-2015	31.56	0.12	(1.75)	(1.63)	(0.03)	(1.14)	(1.17)	28.76	(5.17)	1.10	1.00	0.39	94	25
Series II
06-30-2020 [3]	24.96	0.04	(4.94)	(4.90)	—	—	—	20.06	(19.60) [4]	1.37 [5]	1.20 [5]	0.43 [5]	24	15
12-31-2019	21.91	0.09	5.18	5.27	(0.05)	(2.17)	(2.22)	24.96	25.26	1.36	1.18	0.38	31	16
12-31-2018	31.48	0.05	(3.03)	(2.98)	(0.08)	(6.51)	(6.59)	21.91	(14.02)	1.34	1.16	0.16	29	23
12-31-2017	30.58	0.03	3.04	3.07	(0.08)	(2.09)	(2.17)	31.48	10.86	1.30	1.22	0.09	39	41
12-31-2016	28.35	0.07	5.08	5.15	(0.08)	(2.84)	(2.92)	30.58	19.25	1.28 [6]	1.19 [6]	0.23	39	32
12-31-2015	31.16	0.06	(1.73)	(1.67)	—	(1.14)	(1.14)	28.35	(5.34)	1.30	1.20	0.19	39	25
Series NAV
06-30-2020 [3]	25.34	0.07	(5.02)	(4.95)	—	—	—	20.39	(19.53) [4]	1.12 [5]	0.95 [5]	0.69 [5]	22	15
12-31-2019	22.23	0.15	5.25	5.40	(0.12)	(2.17)	(2.29)	25.34	25.60	1.11	0.93	0.62	26	16
12-31-2018	31.85	0.13	(3.09)	(2.96)	(0.15)	(6.51)	(6.66)	22.23	(13.81)	1.09	0.91	0.42	23	23
12-31-2017	30.90	0.11	3.08	3.19	(0.15)	(2.09)	(2.24)	31.85	11.19	1.05	0.97	0.34	29	41
12-31-2016	28.63	0.14	5.13	5.27	(0.16)	(2.84)	(3.00)	30.90	19.51	1.03 [6]	0.94 [6]	0.48	85	32
12-31-2015	31.42	0.14	(1.75)	(1.61)	(0.04)	(1.14)	(1.18)	28.63	(5.12)	1.05	0.95	0.44	86	25
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
The accompanying notes are an integral part of the financial statements.
93

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
06-30-2020 [3]	8.88	(0.02)	0.33	0.31	—	—	—	9.19	3.49 [4]	1.12 [5]	1.12 [5]	(0.48) [5]	89	64
12-31-2019	9.08	(0.05)	3.21	3.16	—	(3.36)	(3.36)	8.88	38.02	1.13	1.12	(0.51)	98	81
12-31-2018	10.13	(0.06)	(0.33)	(0.39)	—	(0.66)	(0.66)	9.08	(5.19)	1.11	1.10	(0.59)	81	88
12-31-2017	8.01	(0.06)	2.18	2.12	—	—	—	10.13	26.47	1.13	1.12	(0.61)	89	102
12-31-2016	8.61	(0.02)	0.20	0.18	—	(0.78)	(0.78)	8.01	2.29	1.09 [6]	1.08 [6]	(0.28)	79	95
12-31-2015	11.68	(0.05)	(0.87)	(0.92)	—	(2.15)	(2.15)	8.61	(8.85)	1.14	1.13	(0.46)	96	87
Series II
06-30-2020 [3]	8.21	(0.03)	0.31	0.28	—	—	—	8.49	3.41 [4]	1.32 [5]	1.32 [5]	(0.69) [5]	30	64
12-31-2019	8.61	(0.07)	3.03	2.96	—	(3.36)	(3.36)	8.21	37.74	1.33	1.32	(0.71)	35	81
12-31-2018	9.66	(0.08)	(0.31)	(0.39)	—	(0.66)	(0.66)	8.61	(5.44)	1.31	1.30	(0.78)	28	88
12-31-2017	7.65	(0.07)	2.08	2.01	—	—	—	9.66	26.27	1.33	1.32	(0.81)	31	102
12-31-2016	8.27	(0.04)	0.20	0.16	—	(0.78)	(0.78)	7.65	2.14	1.29 [6]	1.28 [6]	(0.47)	28	95
12-31-2015	11.33	(0.07)	(0.84)	(0.91)	—	(2.15)	(2.15)	8.27	(9.06)	1.34	1.33	(0.66)	32	87
Series NAV
06-30-2020 [3]	9.04	(0.02)	0.34	0.32	—	—	—	9.36	3.54 [4]	1.07 [5]	1.07 [5]	(0.43) [5]	177	64
12-31-2019	9.19	(0.05)	3.26	3.21	—	(3.36)	(3.36)	9.04	38.10	1.08	1.07	(0.46)	186	81
12-31-2018	10.25	(0.06)	(0.34)	(0.40)	—	(0.66)	(0.66)	9.19	(5.22)	1.06	1.05	(0.57)	147	88
12-31-2017	8.09	(0.05)	2.21	2.16	—	—	—	10.25	26.70	1.08	1.07	(0.56)	335	102
12-31-2016	8.69	(0.02)	0.20	0.18	—	(0.78)	(0.78)	8.09	2.27	1.04 [6]	1.03 [6]	(0.22)	267	95
12-31-2015	11.76	(0.04)	(0.88)	(0.92)	—	(2.15)	(2.15)	8.69	(8.78)	1.09	1.08	(0.40)	297	87
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
Small Cap Value Trust
Series I
06-30-2020 [3]	18.19	0.06	(5.44)	(5.38)	—	—	—	12.81	(29.58) [4]	1.09 [5]	1.08 [5]	0.90	139	12
12-31-2019	15.60	0.13	3.82	3.95	(0.10)	(1.26)	(1.36)	18.19	26.52	1.09	1.08	0.75	218	19
12-31-2018	20.25	0.14	(2.16)	(2.02)	(0.13)	(2.50)	(2.63)	15.60	(12.50)	1.11	1.10	0.69	211	13
12-31-2017	21.51	0.23	0.36	0.59	(0.19)	(1.66)	(1.85)	20.25	3.73	1.13	1.12	1.10	309	19
12-31-2016	20.30	0.14	4.14	4.28	(0.14)	(2.93)	(3.07)	21.51	22.67	1.10 [6]	1.10 [6]	0.69	373	16
12-31-2015	24.61	0.12	(0.62)	(0.50)	(0.10)	(3.71)	(3.81)	20.30	(1.36)	1.12	1.11	0.51	323	22
Series II
06-30-2020 [3]	18.07	0.05	(5.42)	(5.37)	—	—	—	12.70	(29.72) [4]	1.29 [5]	1.28 [5]	0.70	19	12
12-31-2019	15.50	0.10	3.80	3.90	(0.07)	(1.26)	(1.33)	18.07	26.33	1.29	1.28	0.56	28	19
12-31-2018	20.13	0.10	(2.14)	(2.04)	(0.09)	(2.50)	(2.59)	15.50	(12.66)	1.31	1.30	0.49	25	13
12-31-2017	21.40	0.19	0.35	0.54	(0.15)	(1.66)	(1.81)	20.13	3.50	1.33	1.32	0.89	35	19
12-31-2016	20.21	0.10	4.12	4.22	(0.10)	(2.93)	(3.03)	21.40	22.45	1.30 [6]	1.29 [6]	0.49	41	16
12-31-2015	24.52	0.07	(0.62)	(0.55)	(0.05)	(3.71)	(3.76)	20.21	(1.57)	1.32	1.31	0.30	36	22
Series NAV
06-30-2020 [3]	18.12	0.07	(5.43)	(5.36)	—	—	—	12.76	(29.58) [4]	1.04 [5]	1.03 [5]	0.97	197	12
12-31-2019	15.54	0.14	3.81	3.95	(0.11)	(1.26)	(1.37)	18.12	26.62	1.04	1.03	0.81	271	19
12-31-2018	20.18	0.15	(2.15)	(2.00)	(0.14)	(2.50)	(2.64)	15.54	(12.45)	1.06	1.05	0.75	249	13
12-31-2017	21.44	0.23	0.37	0.60	(0.20)	(1.66)	(1.86)	20.18	3.79	1.08	1.07	1.12	312	19
12-31-2016	20.25	0.15	4.12	4.27	(0.15)	(2.93)	(3.08)	21.44	22.68	1.05 [6]	1.05 [6]	0.74	313	16
12-31-2015	24.56	0.13	(0.62)	(0.49)	(0.11)	(3.71)	(3.82)	20.25	(1.31)	1.07	1.06	0.56	292	22
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.
94

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
Series I
06-30-2020 [3]	10.36	0.03	(1.86)	(1.83)	—	—	—	8.53	(17.66) [4]	1.19 [5]	1.13 [5]	0.64 [5]	43	13
12-31-2019	16.62	0.04	3.25	3.29	(0.17)	(9.38)	(9.55)	10.36	25.53	1.19	1.13	0.25	56	30
12-31-2018	20.86	0.15	(2.46)	(2.31)	(0.08)	(1.85)	(1.93)	16.62	(12.94)	1.15	1.09	0.74	50	23
12-31-2017	22.06	0.07	2.07	2.14	(0.05)	(3.29)	(3.34)	20.86	11.49	1.15	1.09	0.34	66	19
12-31-2016	19.68	0.17	5.72	5.89	(0.15)	(3.36)	(3.51)	22.06	32.32	1.12 [6]	1.06 [6]	0.83	72	24
12-31-2015	24.72	0.20	(1.61)	(1.41)	(0.30)	(3.33)	(3.63)	19.68	(5.60)	1.13	1.07	0.86	60	35
Series II
06-30-2020 [3]	9.90	0.02	(1.77)	(1.75)	—	—	—	8.15	(17.68) [4]	1.39 [5]	1.33 [5]	0.44 [5]	35	13
12-31-2019	16.25	0.01	3.15	3.16	(0.13)	(9.38)	(9.51)	9.90	25.22	1.39	1.33	0.05	45	30
12-31-2018	20.43	0.11	(2.40)	(2.29)	(0.04)	(1.85)	(1.89)	16.25	(13.09)	1.35	1.29	0.54	41	23
12-31-2017	21.71	0.03	2.02	2.05	(0.04)	(3.29)	(3.33)	20.43	11.26	1.35	1.29	0.14	55	19
12-31-2016	19.42	0.13	5.63	5.76	(0.11)	(3.36)	(3.47)	21.71	32.05	1.32 [6]	1.26 [6]	0.63	58	24
12-31-2015	24.40	0.15	(1.58)	(1.43)	(0.22)	(3.33)	(3.55)	19.42	(5.79)	1.33	1.27	0.66	49	35
Series NAV
06-30-2020 [3]	10.30	0.03	(1.85)	(1.82)	—	—	—	8.48	(17.67) [4]	1.14 [5]	1.08 [5]	0.71 [5]	44	13
12-31-2019	16.57	0.04	3.25	3.29	(0.18)	(9.38)	(9.56)	10.30	25.65	1.14	1.08	0.30	46	30
12-31-2018	20.81	0.08	(2.38)	(2.30)	(0.09)	(1.85)	(1.94)	16.57	(12.93)	1.10	1.04	0.40	36	23
12-31-2017	22.00	0.08	2.07	2.15	(0.05)	(3.29)	(3.34)	20.81	11.58	1.10	1.04	0.39	178	19
12-31-2016	19.64	0.17	5.71	5.88	(0.16)	(3.36)	(3.52)	22.00	32.33	1.07 [6]	1.01 [6]	0.86	156	24
12-31-2015	24.69	0.21	(1.60)	(1.39)	(0.33)	(3.33)	(3.66)	19.64	(5.51)	1.08	1.02	0.91	187	35
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
Strategic Equity Allocation Trust
Series NAV
06-30-2020 [3]	20.30	0.18	(1.58)	(1.40)	—	—	—	18.90	(6.90) [4]	0.67 [5]	0.53 [5]	1.94 [5]	8,366	4
12-31-2019	17.13	0.38	4.13	4.51	(0.36)	(0.98)	(1.34)	20.30	27.15	0.66	0.53	1.95	9,774	4
12-31-2018	19.88	0.36	(1.92)	(1.56)	(0.33)	(0.86)	(1.19)	17.13	(8.52)	0.66	0.53	1.83	9,327	5
12-31-2017	16.86	0.32	3.31	3.63	(0.34)	(0.27)	(0.61)	19.88	21.77	0.66	0.54	1.72	11,485	5
12-31-2016	16.09	0.32	1.08	1.40	(0.29)	(0.34)	(0.63)	16.86	8.81	0.67	0.53	1.96	11,117	18
12-31-2015	17.14	0.31	(0.39)	(0.08)	(0.32)	(0.65)	(0.97)	16.09	(0.35)	0.67	0.53	1.83	9,945	7
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized.
Total Stock Market Index Trust
Series I
06-30-2020 [3]	24.04	0.19	(0.96)	(0.77)	—	—	—	23.27	(3.20) [4]	0.58 [5]	0.50 [5]	1.70 [5]	470	1
12-31-2019	20.22	0.38	5.42	5.80	(0.37)	(1.61)	(1.98)	24.04	29.63	0.58	0.50	1.67	530	3
12-31-2018	22.39	0.39	(1.55)	(1.16)	(0.27)	(0.74)	(1.01)	20.22	(5.70)	0.58	0.50	1.72	488	2
12-31-2017	19.21	0.31	3.58	3.89	(0.28)	(0.43)	(0.71)	22.39	20.59	0.57	0.53	1.48	584	6 [6]
12-31-2016	17.61	0.29	1.87	2.16	(0.26)	(0.30)	(0.56)	19.21	12.38	0.57	0.57	1.61	473	3
12-31-2015	18.53	0.26	(0.40)	(0.14)	(0.24)	(0.54)	(0.78)	17.61	(0.64)	0.57	0.56	1.41	440	4
Series II
06-30-2020 [3]	23.94	0.17	(0.96)	(0.79)	—	—	—	23.15	(3.30) [4]	0.78 [5]	0.70 [5]	1.51 [5]	39	1
12-31-2019	20.14	0.34	5.39	5.73	(0.32)	(1.61)	(1.93)	23.94	29.40	0.78	0.70	1.48	42	3
12-31-2018	22.31	0.35	(1.56)	(1.21)	(0.22)	(0.74)	(0.96)	20.14	(5.92)	0.78	0.70	1.52	37	2
12-31-2017	19.15	0.27	3.56	3.83	(0.24)	(0.43)	(0.67)	22.31	20.33	0.77	0.73	1.28	45	6 [6]
12-31-2016	17.56	0.25	1.87	2.12	(0.23)	(0.30)	(0.53)	19.15	12.15	0.77	0.77	1.41	36	3
12-31-2015	18.48	0.22	(0.40)	(0.18)	(0.20)	(0.54)	(0.74)	17.56	(0.83)	0.77	0.76	1.20	35	4
Series NAV
06-30-2020 [3]	24.03	0.19	(0.95)	(0.76)	—	—	—	23.27	(3.16) [4]	0.53 [5]	0.45 [5]	1.76 [5]	179	1
12-31-2019	20.21	0.40	5.41	5.81	(0.38)	(1.61)	(1.99)	24.03	29.70	0.53	0.45	1.74	185	3
12-31-2018	22.38	0.40	(1.55)	(1.15)	(0.28)	(0.74)	(1.02)	20.21	(5.66)	0.53	0.45	1.77	137	2
12-31-2017	19.20	0.32	3.58	3.90	(0.29)	(0.43)	(0.72)	22.38	20.65	0.52	0.48	1.53	165	6 [6]
12-31-2016	17.61	0.30	1.86	2.16	(0.27)	(0.30)	(0.57)	19.20	12.38	0.52	0.52	1.67	132	3
12-31-2015	18.52	0.27	(0.39)	(0.12)	(0.25)	(0.54)	(0.79)	17.61	(0.53)	0.52	0.51	1.46	99	4
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
The accompanying notes are an integral part of the financial statements.
95

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-seven of which are presented in this report (the portfolios),.
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Emerging Markets Value Trust, International Equity Index Trust International Small Company Trust, Financial Industries Trust and Fundamental All Cap Core Trust. Series NAV of Emerging Markets Value Trust and International Equity Index Trust and Series II of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust, International Equity Index Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to February 12, 2020, Disciplined Value International Trust was known as International Value Trust.
Prior to April 27, 2020, Global Equity Trust was known as Mutual Shares Trust.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment
96

Significant accounting policies, continued

speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2020, by major security category or type:
	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$5,695,983,557	$5,695,983,557	—	—
Rights	4,786	4,786	—	—
Short-term investments	203,145,212	63,420,278	$139,724,934	—
Total investments in securities	$5,899,133,555	$5,759,408,621	$139,724,934	—
Derivatives:
Assets
Futures	$3,784,740	$3,784,740	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,297,343,294	$1,297,343,294	—	—
Total investments in securities	$1,297,343,294	$1,297,343,294	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$208,454,435	$208,454,435	—	—
Total investments in securities	$208,454,435	$208,454,435	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$861,816,952	$861,816,952	—	—
Total investments in securities	$861,816,952	$861,816,952	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$931,985,056	$931,985,056	—	—
Total investments in securities	$931,985,056	$931,985,056	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$441,391,517	$441,391,517	—	—
Total investments in securities	$441,391,517	$441,391,517	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$416,132,008	$358,346,587	$57,785,421	—
Consumer discretionary	424,129,444	424,129,444	—	—
97

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Consumer staples	$2,006,502	$2,006,502	—	—
Energy	422,357	422,357	—	—
Financials	78,955,326	78,955,326	—	—
Health care	299,479,126	299,479,126	—	—
Industrials	62,693,088	62,693,088	—	—
Information technology	770,531,560	770,531,560	—	—
Materials	8,541,469	8,541,469	—	—
Real estate	1,125,683	1,125,683	—	—
Utilities	1,167,376	1,167,376	—	—
Short-term investments	74,451,270	74,451,270	—	—
Total investments in securities	$2,139,635,209	$2,081,849,788	$57,785,421	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$90,185,165	$79,760,721	$10,424,444	—
Consumer discretionary	129,209,517	122,996,603	6,212,914	—
Consumer staples	18,533,100	18,533,100	—	—
Financials	15,171,366	15,171,366	—	—
Health care	57,146,838	57,146,838	—	—
Industrials	20,589,408	20,589,408	—	—
Information technology	260,727,745	248,047,498	12,680,247	—
Real estate	3,954,886	3,954,886	—	—
Short-term investments	25,845,334	25,845,334	—	—
Total investments in securities	$621,363,359	$592,045,754	$29,317,605	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$15,875,956	$15,875,956	—	—
Consumer discretionary	24,851,088	24,851,088	—	—
Consumer staples	6,731,084	6,731,084	—	—
Financials	21,432,115	21,432,115	—	—
Health care	57,250,626	53,883,515	$3,367,111	—
Industrials	32,776,577	32,776,577	—	—
Information technology	55,736,195	55,736,195	—	—
Materials	5,063,278	5,063,278	—	—
Utilities	38,521,553	38,521,553	—	—
Preferred securities
Financials	4,965,118	4,965,118	—	—
Health care	3,980,490	3,980,490	—	—
Industrials	783,648	—	783,648	—
Utilities	6,515,041	6,515,041	—	—
Corporate bonds	37,871,460	—	37,871,460	—
Term loans	25,740,712	—	25,740,712	—
Asset backed securities	1,619,911	—	1,619,911	—
Short-term investments	60,538,799	57,713,799	2,825,000	—
Total investments in securities	$400,253,651	$328,045,809	$72,207,842	—
Derivatives:
Liabilities
Written options	$(2,782,998)	—	$(2,782,998)	—

98

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$1,319,311	—	$1,319,311	—
Bermuda	3,197,131	$3,197,131	—	—
Canada	10,356,924	10,356,924	—	—
China	2,927,667	—	2,927,667	—
Denmark	3,281,491	—	3,281,491	—
Finland	3,997,616	—	3,997,616	—
France	36,696,080	—	36,696,080	—
Germany	15,418,452	—	15,418,452	—
Greece	1,943,590	—	1,943,590	—
Hong Kong	4,426,374	—	4,426,374	—
Hungary	2,442,380	—	2,442,380	—
India	1,420,580	1,420,580	—	—
Indonesia	1,865,877	—	1,865,877	—
Ireland	2,626,645	—	2,626,645	—
Italy	4,682,319	—	4,682,319	—
Japan	56,486,615	—	56,486,615	—
Macau	1,233,530	—	1,233,530	—
Netherlands	13,386,023	1,607,622	11,778,401	—
Norway	1,331,467	—	1,331,467	—
Singapore	1,345,187	—	1,345,187	—
South Korea	12,561,441	2,479,921	10,081,520	—
Spain	2,208,683	—	2,208,683	—
Sweden	3,187,855	—	3,187,855	—
Switzerland	22,153,811	—	22,153,811	—
Taiwan	883,689	—	883,689	—
United Kingdom	34,399,002	6,249,417	28,149,585	—
United States	2,242,993	2,242,993	—	—
Short-term investments	17,352,952	17,352,952	—	—
Total investments in securities	$265,375,685	$44,907,540	$220,468,145	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$40,120	—	$40,120	—
Belgium	11,815	—	11,815	—
Brazil	7,826,732	$7,826,732	—	—
Chile	1,382,596	1,382,596	—	—
China	39,293,806	4,106,854	35,123,083	$63,869
Colombia	271,370	271,370	—	—
Czech Republic	349,405	—	349,405	—
Greece	506,456	—	506,456	—
Hong Kong	14,783,570	1,188,653	13,542,104	52,813
Hungary	512,093	—	512,093	—
India	24,173,891	691,775	23,456,245	25,871
Indonesia	3,275,871	—	3,233,806	42,065
Malaysia	3,999,946	—	3,999,946	—
Mexico	4,355,158	4,355,158	—	—
Philippines	2,230,204	—	2,230,085	119
Poland	1,495,781	—	1,495,781	—
Russia	3,377,364	—	3,377,364	—
South Africa	8,624,966	1,082,513	7,542,453	—
99

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
South Korea	$26,577,197	$2,737,971	$23,820,650	$18,576
Taiwan	33,869,785	—	33,869,785	—
Thailand	5,039,135	—	5,039,135	—
Turkey	1,292,208	—	1,291,452	756
Ukraine	92,263	—	92,263	—
United States	96,221	113	96,108	—
Preferred securities	3,375,108	3,375,108	—	—
Rights	9,532	9,532	—	—
Short-term investments	3,188,259	3,188,259	—	—
Total investments in securities	$190,050,852	$30,216,634	$159,630,149	$204,069
Derivatives:
Assets
Futures	$8,016	$8,016	—	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$69,289,081	$69,289,081	—	—
Consumer discretionary	36,543,123	36,543,123	—	—
Consumer staples	106,384,829	106,384,829	—	—
Energy	108,928,176	82,095,495	$26,832,681	—
Financials	251,468,255	251,468,255	—	—
Health care	185,048,067	179,434,918	5,613,149	—
Industrials	143,318,598	143,318,598	—	—
Information technology	117,308,069	117,308,069	—	—
Materials	67,524,630	64,886,821	2,637,809	—
Real estate	53,437,740	53,437,740	—	—
Utilities	100,430,706	100,430,706	—	—
Preferred securities	26,549,977	26,549,977	—	—
Convertible bonds	2,852,603	—	2,852,603	—
Short-term investments	75,320,907	75,320,907	—	—
Total investments in securities	$1,344,404,761	$1,306,468,519	$37,936,242	—
Derivatives:
Assets
Futures	$219,235	$219,235	—	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$40,399,211	$37,091,551	$3,307,660	—
Capital markets	18,087,606	15,650,050	2,437,556	—
Consumer finance	2,360,965	2,360,965	—	—
Diversified financial services	6,380,523	6,024,522	356,001	—
Insurance	21,953,493	21,953,493	—	—
Thrifts and mortgage finance	842,200	842,200	—	—
Industrials
Professional services	432,138	432,138	—	—
Information technology
IT services	14,535,200	10,500,775	4,034,425	—
Real estate
100

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financial Industries Trust (continued)
Equity real estate investment trusts	$8,770,696	$7,485,354	$1,285,342	—
Real estate management and development	928,730	—	928,730	—
Convertible bonds	741,458	—	741,458	—
Short-term investments	7,628,395	3,626,395	4,002,000	—
Total investments in securities	$123,060,615	$105,967,443	$17,093,172	—
Derivatives:
Assets
Forward foreign currency contracts	$182,270	—	$182,270	—
Liabilities
Forward foreign currency contracts	(18,699)	—	(18,699)	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$326,232,102	$326,232,102	—	—
Consumer discretionary	364,927,301	348,040,920	$16,886,381	—
Consumer staples	96,685,634	79,640,111	17,045,523	—
Energy	65,185,260	65,185,260	—	—
Financials	300,958,624	300,958,624	—	—
Health care	91,164,462	91,164,462	—	—
Industrials	138,674,650	138,674,650	—	—
Information technology	269,977,881	251,095,965	18,881,916	—
Real estate	88,073,370	88,073,370	—	—
Short-term investments	50,379,809	—	50,379,809	—
Total investments in securities	$1,792,259,093	$1,689,065,464	$103,193,629	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$53,133,728	$53,133,728	—	—
Consumer discretionary	57,203,815	51,614,004	$5,589,811	—
Consumer staples	59,994,727	37,070,472	22,924,255	—
Energy	45,837,238	45,837,238	—	—
Financials	135,302,494	135,302,494	—	—
Health care	72,330,239	72,330,239	—	—
Industrials	58,506,646	58,506,646	—	—
Information technology	67,530,834	60,528,536	7,002,298	—
Real estate	4,482,567	4,482,567	—	—
Short-term investments	9,039,912	—	9,039,912	—
Total investments in securities	$563,362,200	$518,805,924	$44,556,276	—

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$13,488,962	—	$13,488,962	—
Ireland	5,320,395	$1,824,261	3,496,134	—
Japan	3,374,779	—	3,374,779	—
Netherlands	16,300,991	—	16,300,991	—
Switzerland	6,344,409	1,823,961	4,520,448	—
United Kingdom	15,273,471	—	15,273,471	—
101

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Equity Trust (continued)
United States	$75,353,342	$75,353,342	—	—
Preferred securities	2,749,353	—	$2,749,353	—
Escrow certificates	11,199	—	—	$11,199
Short-term investments	2,631,132	2,631,132	—	—
Total investments in securities	$140,848,033	$81,632,696	$59,204,138	$11,199
Derivatives:
Assets
Forward foreign currency contracts	$108,131	—	$108,131	—

Global Trust
Investments in securities:
Assets
Common stocks
France	$15,649,717	—	$15,649,717	—
Ireland	6,165,051	$2,110,053	4,054,998	—
Japan	3,924,139	—	3,924,139	—
Netherlands	18,839,036	—	18,839,036	—
Switzerland	7,330,071	2,107,337	5,222,734	—
United Kingdom	17,697,833	—	17,697,833	—
United States	87,236,598	87,236,598	—	—
Preferred securities	3,188,799	—	3,188,799	—
Short-term investments	3,649,140	3,649,140	—	—
Total investments in securities	$163,680,384	$95,103,128	$68,577,256	—
Derivatives:
Assets
Forward foreign currency contracts	$124,457	—	$124,457	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$338,076	—	—	$338,076
Financials	482,414	$482,414	—	—
Health care	278,138,247	258,147,512	$19,575,970	414,765
Industrials	799,793	799,793	—	—
Preferred securities
Consumer discretionary	754,923	—	—	754,923
Health care	1,458,152	—	1,458,152	—
Information technology	488,706	—	—	488,706
Rights	232,328	232,328	—	—
Short-term investments	2,408,515	2,408,515	—	—
Total investments in securities	$285,101,154	$262,070,562	$21,034,122	$1,996,470

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Argentina	$216,045	$216,045	—	—
Australia	32,329,769	—	$32,329,769	—
Austria	839,222	—	839,222	—
Belgium	4,376,712	—	4,376,712	—
Brazil	7,420,310	7,420,310	—	—
102

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Canada	$46,665,064	$46,123,657	$541,407	—
Chile	692,016	506,364	185,652	—
China	71,756,199	24,256,947	47,487,360	$11,892
Colombia	185,296	185,296	—	—
Czech Republic	276,217	—	276,217	—
Denmark	11,145,136	—	11,145,136	—
Egypt	207,545	—	207,545	—
Finland	5,677,050	—	5,677,050	—
France	50,543,519	—	50,543,519	—
Germany	40,229,048	—	40,229,048	—
Greece	308,356	—	305,206	3,150
Hong Kong	23,387,032	199,609	23,187,423	—
Hungary	426,734	—	426,734	—
India	15,060,344	2,195,759	12,864,585	—
Indonesia	2,989,241	7,833	2,981,408	—
Ireland	4,806,204	159,482	4,646,722	—
Isle of Man	208,533	—	208,533	—
Israel	2,685,531	970,442	1,715,089	—
Italy	10,062,128	—	10,062,128	—
Japan	120,301,618	—	120,301,618	—
Jordan	138,906	—	138,906	—
Luxembourg	1,040,988	—	1,040,988	—
Macau	459,476	—	459,476	—
Malaysia	3,350,695	—	3,350,695	—
Mexico	3,373,380	3,373,380	—	—
Netherlands	21,026,872	—	21,026,872	—
New Zealand	1,387,404	—	1,387,404	—
Norway	2,504,541	—	2,504,541	—
Peru	513,357	513,357	—	—
Philippines	1,563,647	—	1,563,647	—
Poland	1,476,810	—	1,476,810	—
Portugal	748,846	—	748,846	—
Romania	73,875	—	73,875	—
Russia	6,624,747	5,283,742	1,341,005	—
Saudi Arabia	5,102,389	—	5,102,389	—
Singapore	5,355,273	—	5,355,273	—
South Africa	7,411,981	—	7,411,981	—
South Korea	21,969,449	74,895	21,894,554	—
Spain	11,391,560	54,075	11,337,485	—
Sweden	13,715,820	—	13,715,820	—
Switzerland	49,729,298	—	49,729,298	—
Taiwan	23,521,204	—	23,521,204	—
Thailand	4,684,144	—	4,684,144	—
Turkey	901,465	—	901,465	—
United Arab Emirates	1,587	—	1,587	—
United Kingdom	61,996,428	—	61,996,428	—
United States	227,343	227,343	—	—
Preferred securities
Brazil	2,678,203	2,678,203	—	—
Germany	2,542,854	—	2,542,854	—
South Korea	1,315,928	—	1,315,928	—
Rights	73,612	72,910	702	—
Warrants	1,124	1,124	—	—
Short-term investments	39,846,435	39,846,435	—	—
Total investments in securities	$749,544,510	$134,367,208	$615,162,260	$15,042
103

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Derivatives:
Assets
Futures	$130,741	$130,741	—	—

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$5,852,407	$74,252	$5,763,786	$14,369
Austria	1,599,242	—	1,599,242	—
Belgium	1,342,010	—	1,342,010	—
Bermuda	81,336	—	81,336	—
Canada	8,290,646	8,290,468	—	178
China	52,219	—	52,219	—
Denmark	2,230,218	—	2,230,218	—
Finland	2,592,125	—	2,592,125	—
France	3,854,369	—	3,845,581	8,788
Gabon	2,325	—	2,325	—
Georgia	42,406	—	42,406	—
Germany	5,821,512	—	5,821,512	—
Gibraltar	26,453	—	26,453	—
Greece	68	—	—	68
Guernsey, Channel Islands	2,282	—	2,282	—
Hong Kong	2,371,136	—	2,332,577	38,559
Ireland	408,468	—	408,468	—
Isle of Man	77,726	—	77,726	—
Israel	1,182,445	3,226	1,179,219	—
Italy	3,868,185	—	3,868,185	—
Japan	23,842,433	—	23,842,433	—
Jersey, Channel Islands	205,616	—	205,616	—
Liechtenstein	69,082	—	69,082	—
Luxembourg	322,935	—	322,935	—
Macau	17,542	—	17,542	—
Malaysia	44,674	—	44,674	—
Malta	49,830	—	49,830	—
Monaco	92,952	77,019	15,933	—
Netherlands	2,987,096	—	2,987,096	—
New Zealand	615,830	—	615,830	—
Norway	942,370	—	942,370	—
Peru	39,944	—	39,944	—
Portugal	307,638	—	307,638	—
Russia	101,346	—	101,346	—
Singapore	1,163,457	—	1,132,724	30,733
South Africa	61,565	—	61,565	—
Spain	2,004,069	—	2,004,069	—
Sweden	3,049,142	—	3,049,142	—
Switzerland	6,330,667	—	6,330,667	—
United Kingdom	12,227,244	—	12,223,023	4,221
United States	456,030	266,204	189,826	—
Preferred securities	266,525	—	266,525	—
Rights	18,716	—	18,716	—
Short-term investments	6,773,223	6,773,223	—	—
Total investments in securities	$101,687,504	$15,484,392	$86,106,196	$96,916
104

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Derivatives:
Liabilities
Futures	$(3,025)	$(3,025)	—	—

Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$29,426,983	$29,426,983	—	—
Unaffiliated investment companies	6,249,429	6,249,429	—	—
Total investments in securities	$35,676,412	$35,676,412	—	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$970,655,662	$970,655,662	—	—
Total investments in securities	$970,655,662	$970,655,662	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$202,426,819	$202,426,819	—	—
Short-term investments	14	14	—	—
Total investments in securities	$202,426,833	$202,426,833	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,579,516,466	$5,579,516,466	—	—
Total investments in securities	$5,579,516,466	$5,579,516,466	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$301,451,702	$301,451,702	—	—
Short-term investments	10	10	—	—
Total investments in securities	$301,451,712	$301,451,712	—	—

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,070,225,927	$1,070,225,927	—	—
Short-term investments	168,606,786	145,534,836	$23,071,950	—
Total investments in securities	$1,238,832,713	$1,215,760,763	$23,071,950	—
Derivatives:
Assets
Futures	$617,709	$617,709	—	—

105

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$59,609,315	$59,609,315	—	—
Consumer discretionary	140,298,097	129,271,246	$10,371,984	$654,867
Consumer staples	31,851,884	31,851,884	—	—
Financials	8,252,586	8,252,586	—	—
Health care	197,978,801	189,043,912	8,934,889	—
Industrials	55,976,004	55,976,004	—	—
Information technology	224,308,048	224,308,048	—	—
Preferred securities	21,540,326	—	—	21,540,326
Exchange-traded funds	37,163,892	37,163,892	—	—
Warrants	31,882	—	31,882	—
Short-term investments	96,119,513	72,319,513	23,800,000	—
Total investments in securities	$873,130,348	$807,796,400	$43,138,755	$22,195,193

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$27,313,323	$27,313,323	—	—
Consumer discretionary	15,004,190	13,113,310	$1,890,880	—
Consumer staples	47,020,554	42,972,425	4,048,129	—
Energy	61,748,508	57,549,827	4,198,681	—
Financials	88,561,528	82,498,899	6,062,629	—
Health care	89,948,910	88,767,146	1,181,764	—
Industrials	47,196,898	47,196,898	—	—
Information technology	16,251,393	16,251,393	—	—
Materials	64,449,414	56,991,883	7,457,531	—
Real estate	36,945,110	36,945,110	—	—
Utilities	25,105,444	25,105,444	—	—
Preferred securities	1,400,272	1,400,272	—	—
Corporate bonds	1,313,393	—	1,313,393	—
Short-term investments	38,159,398	38,159,398	—	—
Total investments in securities	$560,418,335	$534,265,328	$26,153,007	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$286,590,616	$286,590,616	—	—
Short-term investments	4,716,977	4,716,977	—	—
Total investments in securities	$291,307,593	$291,307,593	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$162,885,427	$141,912,662	$20,972,765	—
Consumer discretionary	156,831,505	118,080,509	38,750,996	—
Health care	11,286,624	11,286,624	—	—
Industrials	2,699,361	2,699,361	—	—
Information technology	504,998,006	471,265,265	33,732,741	—
Real estate	456,495	456,495	—	—
106

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Science & Technology Trust (continued)
Preferred securities	$987,924	—	—	$987,924
Exchange-traded funds	3,797,847	$3,797,847	—	—
Term loans	947,025	—	$947,025	—
Short-term investments	104,255,511	86,603,511	17,652,000	—
Total investments in securities	$949,145,725	$836,102,274	$112,055,527	$987,924

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$12,158,284	$12,155,488	—	$2,796
Consumer discretionary	56,568,313	56,554,069	$14,244	—
Consumer staples	16,081,832	16,081,832	—	—
Energy	10,852,723	10,852,723	—	—
Financials	78,508,879	78,507,967	—	912
Health care	99,245,252	99,193,291	—	51,961
Industrials	69,767,346	69,767,346	—	—
Information technology	66,688,170	66,688,170	—	—
Materials	19,285,245	19,285,245	—	—
Real estate	33,917,887	33,917,887	—	—
Utilities	17,412,609	17,412,609	—	—
Preferred securities
Communication services	38,031	38,031	—	—
Consumer discretionary	12,304	—	12,304	—
Industrials	137,344	137,344	—	—
Rights	60,446	60,446	—	—
Short-term investments	49,626,198	33,403,906	16,222,292	—
Total investments in securities	$530,360,863	$514,056,354	$16,248,840	$55,669
Derivatives:
Assets
Futures	$930,461	$930,461	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,421,185	$2,421,157	—	$28
Consumer discretionary	15,725,870	15,725,870	—	—
Consumer staples	3,906,296	3,906,296	—	—
Energy	4,213,300	4,213,300	—	—
Financials	20,345,128	20,344,545	—	583
Health care	15,319,677	15,312,742	—	6,935
Industrials	21,402,494	21,402,494	—	—
Information technology	14,484,408	14,484,408	—	—
Materials	6,788,930	6,788,930	—	—
Real estate	2,317,755	2,317,755	—	—
Utilities	103,356	103,356	—	—
Preferred securities	39,983	39,983	—	—
Short-term investments	13,283,095	13,283,095	—	—
Total investments in securities	$120,351,477	$120,343,931	—	$7,546

107

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$6,681,452	$6,681,452	—	—
Consumer discretionary	55,555,033	52,349,909	$3,205,124	—
Consumer staples	3,744,207	3,744,207	—	—
Financials	17,717,770	17,717,770	—	—
Health care	87,303,100	87,223,895	79,205	—
Industrials	46,306,257	46,306,257	—	—
Information technology	65,345,129	65,345,129	—	—
Materials	2,073,624	2,073,624	—	—
Real estate	4,723,922	4,723,922	—	—
Preferred securities	2,780,761	—	—	$2,780,761
Warrants	9,852	—	9,852	—
Short-term investments	49,374,722	44,674,722	4,700,000	—
Total investments in securities	$341,615,829	$330,840,887	$7,994,181	$2,780,761

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$26,707,271	$26,707,271	—	—
Consumer staples	15,974,727	7,046,205	$8,928,522	—
Energy	14,019,347	14,019,347	—	—
Financials	64,032,271	64,032,271	—	—
Health care	12,169,922	12,169,922	—	—
Industrials	108,782,444	103,497,254	5,285,190	—
Information technology	31,989,288	31,989,288	—	—
Materials	21,731,119	21,731,119	—	—
Real estate	38,517,074	38,517,074	—	—
Utilities	7,131,467	7,131,467	—	—
Short-term investments	21,073,177	7,873,177	13,200,000	—
Total investments in securities	$362,128,107	$334,714,395	$27,413,712	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$119,650,700	$119,650,700	—	—
Short-term investments	8,888,150	8,888,150	—	—
Total investments in securities	$128,538,850	$128,538,850	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$654,688,500	$510,943,648	$143,742,637	$2,215
Consumer discretionary	905,623,885	613,058,511	292,565,374	—
Consumer staples	665,233,193	351,339,860	313,893,333	—
Energy	233,872,197	143,863,467	90,008,730	—
Financials	1,022,967,616	595,712,325	427,254,646	645
Health care	1,174,701,991	797,798,036	376,871,262	32,693
Industrials	884,526,673	500,635,747	383,890,926	—
Information technology	1,610,205,442	1,394,827,100	215,378,342	—
108

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust (continued)
Materials	$354,159,363	$161,517,070	$192,642,293	—
Real estate	292,612,983	207,835,875	84,777,108	—
Utilities	282,055,436	174,812,222	107,243,214	—
Preferred securities
Communication services	27,180	27,180	—	—
Consumer discretionary	8,045,282	—	8,045,282	—
Consumer staples	3,360,812	—	3,360,812	—
Health care	2,369,744	—	2,369,744	—
Industrials	86,395	86,395	—	—
Materials	564,924	—	564,924	—
Rights	37,504	37,504	—	—
Short-term investments	437,240,363	246,125,660	191,114,703	—
Total investments in securities	$8,532,379,483	$5,698,620,600	$2,833,723,330	$35,553
Derivatives:
Assets
Futures	$1,087,250	$1,087,250	—	—
Liabilities
Futures	(96,910)	(96,910)	—	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$71,918,770	$71,918,240	$152	$378
Consumer discretionary	79,417,344	79,414,447	2,868	29
Consumer staples	47,956,662	47,956,662	—	—
Energy	20,225,405	20,225,280	—	125
Financials	72,616,745	72,616,623	—	122
Health care	94,973,482	94,957,794	—	15,688
Industrials	57,862,000	57,862,000	—	—
Information technology	178,796,111	178,796,111	—	—
Materials	15,477,086	15,476,891	—	195
Real estate	23,042,166	23,033,744	—	8,422
Utilities	18,989,610	18,989,610	—	—
Preferred securities
Communication services	5,190	5,190	—	—
Consumer discretionary	1,088	—	1,088	—
Industrials	20,222	20,222	—	—
Rights	61,350	61,350	—	—
Warrants	637	115	—	522
Short-term investments	26,802,516	22,200,251	4,602,265	—
Total investments in securities	$708,166,384	$703,534,530	$4,606,373	$25,481
Derivatives:
Assets
Futures	$184,112	$184,112	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred out of Level 3 since observable market data became available due to the increased market activity of these securities.
Mid Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-19	$4,166,029	$19,348,045	$23,514,074
Realized gain (loss)	—	—	—
109

Significant accounting policies, continued

Mid Cap Stock Trust	Common stocks	Preferred securities	Total
Change in unrealized appreciation (depreciation)	(1,959,171)	$2,192,281	$233,110
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,551,991)	—	(1,551,991)
Balance as of 6-30-20	$654,867	$21,540,326	$22,195,193
Change in unrealized at period end[1]	$131,895	$2,192,281	$2,324,176

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.
Small Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-19	$1,125,780	$2,630,819	$3,756,599
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	108,986	149,942	258,928
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,234,766)	—	(1,234,766)
Balance as of 6-30-20	—	$2,780,761	$2,780,761
Change in unrealized at period end[1]	—	$149,942	$149,942

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios' Level 3 securities are outlined in the table below.
Mid Cap Stock Trust	Fair Value at period end	Valuation technique	Significant unobservable inputs	Input/Range*
Common Stocks	$ 654,867	Market Comparable	EV to revenue multiple Discount	5.74 12.5%
$ 654,867

Preferred Securities	$ 1,215,337	Transactions Indicative of Value and Option Model	Prior/recent transactions Probability weighting OPM - Volatility Discount	$12.52 70% 40% 20%
	$ 13,482,426	Market Comparable	EV to revenue multiple Discount	1.51x - 5.74x (weighted average 2.15x) 12.5% - 17.5% (weighted average 17.0%)
	$ 6,794,132	Market Comparable and Option Model	EV to revenue multiple Discount OPM - Volatility	3.41x - 5.25x (weighted average 4.29x) 25% 25% - 45% (weighted average 36.5%)
	$ 48,431	Recovery Value	Expected future value Discount	0.355 55%
$ 21,540,326

Total	$22,195,193
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the portfolios' Level 3 securities as of June 30, 2020, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease
Probability weighting	Variable	Variable
110

Significant accounting policies, continued

Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2020:
Portfolio	Market value of securities on loan	Cash collateral received
500 Index Trust	$62,046,332	$63,364,163
Blue Chip Growth Trust	63,776,697	65,226,453
Capital Appreciation Trust	20,411,247	20,850,670
Capital Appreciation Value Trust	3,516,571	3,608,025
Disciplined Value International Trust	8,501,177	8,928,203
Emerging Markets Value Trust	4,354,825	3,177,770
Equity Income Trust	36,200,892	37,860,346
Financial Industries Trust	3,534,420	3,625,759
International Equity Index Trust	33,885,752	35,563,956
111

Significant accounting policies, continued

Portfolio	Market value of securities on loan	Cash collateral received
International Small Company Trust	$6,281,783	$6,773,461
Mid Cap Index Trust	146,886,294	145,453,793
Mid Cap Stock Trust	70,648,682	72,277,311
Mid Value Trust	34,055,169	35,726,491
Real Estate Securities Trust	1,737,544	1,774,720
Science & Technology Trust	34,837,909	35,681,162
Small Cap Index Trust	32,974,783	33,366,706
Small Cap Opportunities Trust	11,838,151	12,111,678
Small Cap Stock Trust	43,567,315	44,670,320
Small Cap Value Trust	7,693,686	7,872,645
Small Company Value Trust	7,577,910	7,809,522
Strategic Equity Allocation Trust	236,810,036	246,107,004
Total Stock Market Index Trust	21,858,809	22,190,644
In addition, non-cash collateral of approximately $1,330,798, $5,081,230 and $156,360 in the form of U.S. Treasuries was pledged to Emerging Markets Value Trust, Mid Cap Index Trust and Total Stock Market Index Trust, respectively. This non-cash collateral is not reflected in the portfolios' net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. Effective June 25, 2020, the portfolios and other affiliated funds, excluding International Equity Index Trust and Real Estate Securities Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the portfolios and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. International Equity Index Trust, Real Estate Securities Trust, and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, International Equity Index Trust and Real Estate Securities Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2020, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2020 were as follows:
Portfolio	Commitment fee
500 Index Trust	$5,655
American Asset Allocation Trust	2,165
American Global Growth Trust	1,277
American Growth Trust	1,767
American Growth-Income Trust	1,869
American International Trust	1,474
Blue Chip Growth Trust	2,739
Capital Appreciation Trust	1,515
Capital Appreciation Value Trust	1,423
Disciplined Value International Trust	1,346
Emerging Markets Value Trust	1,284
Portfolio	Commitment fee
Equity Income Trust	$2,369
Financial Industries Trust	1,230
Fundamental All Cap Core Trust	2,493
Fundamental Large Cap Value Trust	1,609
Global Equity Trust	1,226
Global Trust	1,256
Health Sciences Trust	1,319
International Equity Index Trust	4,958
International Small Company Trust	1,199
Lifestyle Aggressive Portfolio	1,138
Lifestyle Balanced Portfolio	1,875

112

Significant accounting policies, continued

Portfolio	Commitment fee
Lifestyle Conservative Portfolio	$1,255
Lifestyle Growth Portfolio	5,789
Lifestyle Moderate Portfolio	1,347
Mid Cap Index Trust	2,134
Mid Cap Stock Trust	1,703
Mid Value Trust	1,612
Real Estate Securities Trust	3,764
Science & Technology Trust	1,725

Portfolio	Commitment fee
Small Cap Index Trust	$1,556
Small Cap Opportunities Trust	1,215
Small Cap Stock Trust	1,345
Small Cap Value Trust	1,494
Small Company Value Trust	1,222
Strategic Equity Allocation Trust	8,472
Total Stock Market Index Trust	1,683
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2019, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2019:
	No Expiration Date
Portfolio	Short Term	Long Term
American Growth Trust	$ —	$12,016,101
Disciplined Value International Trust	3,154,245	2,651,471
Emerging Markets Value Trust	—	41,334,608
As of December 31, 2019, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2020, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,015,067,615	$3,104,967,427	$(217,116,747)	$2,887,850,680
American Asset Allocation Trust	1,061,710,169	235,633,125	—	235,633,125
American Global Growth Trust	173,379,581	35,074,854	—	35,074,854
American Growth Trust	685,253,555	176,563,397	—	176,563,397
American Growth-Income Trust	904,106,340	27,878,716	—	27,878,716
American International Trust	460,140,165	—	(18,748,648)	(18,748,648)
Blue Chip Growth Trust	1,323,323,731	829,448,150	(13,136,672)	816,311,478
Capital Appreciation Trust	417,006,452	205,620,904	(1,263,997)	204,356,907
Capital Appreciation Value Trust	371,893,674	35,296,244	(9,719,265)	25,576,979
Disciplined Value International Trust	281,771,327	12,831,539	(29,227,181)	(16,395,642)
Emerging Markets Value Trust	235,628,868	17,284,315	(62,854,315)	(45,570,000)
Equity Income Trust	1,347,333,965	149,479,488	(152,189,457)	(2,709,969)
Financial Industries Trust	119,420,725	18,094,146	(14,290,685)	3,803,461
Fundamental All Cap Core Trust	1,343,044,156	535,495,191	(86,280,254)	449,214,937
Fundamental Large Cap Value Trust	499,113,206	100,755,070	(36,506,076)	64,248,994
Global Equity Trust	129,180,348	12,946,637	(1,170,821)	11,775,816
Global Trust	149,119,524	15,884,841	(1,199,524)	14,685,317
Health Sciences Trust	205,545,581	86,454,417	(6,898,844)	79,555,573
International Equity Index Trust	661,864,004	205,215,735	(117,404,488)	87,811,247
International Small Company Trust	121,596,381	16,598,384	(36,510,286)	(19,911,902)
Lifestyle Aggressive Portfolio	34,891,747	1,093,813	(309,148)	784,665
Lifestyle Balanced Portfolio	896,902,105	73,753,557	—	73,753,557
Lifestyle Conservative Portfolio	190,830,261	11,596,572	—	11,596,572
Lifestyle Growth Portfolio	5,097,185,617	482,330,849	—	482,330,849
Lifestyle Moderate Portfolio	281,013,844	20,437,868	—	20,437,868
Mid Cap Index Trust	1,230,259,212	190,444,129	(181,252,919)	9,191,210
Mid Cap Stock Trust	677,038,385	217,329,220	(21,237,257)	196,091,963
Mid Value Trust	585,569,699	59,103,750	(84,255,114)	(25,151,364)
113

Significant accounting policies, continued

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Real Estate Securities Trust	$290,003,183	$13,800,504	$(12,496,094)	$1,304,410
Science & Technology Trust	773,575,318	187,321,316	(11,750,909)	175,570,407
Small Cap Index Trust	501,800,016	114,221,786	(84,730,478)	29,491,308
Small Cap Opportunities Trust	128,787,419	20,736,337	(29,172,279)	(8,435,942)
Small Cap Stock Trust	298,099,747	54,089,050	(10,572,968)	43,516,082
Small Cap Value Trust	411,800,020	32,403,017	(82,074,930)	(49,671,913)
Small Company Value Trust	123,915,970	23,237,621	(18,614,741)	4,622,880
Strategic Equity Allocation Trust	5,656,046,919	3,501,950,364	(624,627,460)	2,877,322,904
Total Stock Market Index Trust	372,925,712	382,895,996	(47,471,212)	335,424,784
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, wash sale loss deferrals, characterization of distributions, redemption in-kind, contingent payment debt instruments and investments in passive foreign investment companies.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
114

Derivative instruments, continued

The following table details how the portfolios used futures contracts during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the portfolio.	$148.8 million to $179.3 million
Emerging Markets Value Trust	To gain exposure to certain securities markets.	$1.1 million to $1.5 million
Equity Income Trust	To gain exposure to certain securities markets.	up to $10.5 million
International Equity Index Trust	To gain exposure to certain securities markets.	$11.1 million to $11.7 million
International Small Company Trust	To gain exposure to certain securities markets.	$622,000 to $939,000
Mid Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the portfolio.	$17.8 million to $29.2 million
Small Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the portfolio.	$12.6 million to $21.5 million
Strategic Equity Allocation Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the portfolio.	$244.7 million to $262.0 million
Total Stock Market Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the portfolio.	$7.2 million to $24.1 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Financial Industries Trust	To manage against anticipated changes in currency exchange rates.	$14.3 million to $16.7 million
Global Equity Trust	To manage against anticipated changes in currency exchange rates and to maintain diversity of the portfolio.	$3.7 million to $9.5 million
Global Trust	To manage against anticipated changes in currency exchange rates	up to $11.0 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a portfolio purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.
The following table details how the portfolios used written options contracts during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	$0.8 million to $4.4 million
115

Derivative instruments, continued

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2020 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin	Futures [1]	$3,784,740	—
				$3,784,740	—
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(2,782,998)
				—	$(2,782,998)
Emerging Markets Value Trust	Equity	Receivable/payable for futures variation margin	Futures [1]	$8,016	—
				$8,016	—
Equity Income Trust	Equity	Receivable/payable for futures variation margin	Futures [1]	$219,235	—
				$219,235	—
Financial Industries Trust	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$182,270	$(18,699)
				$182,270	$(18,699)
Global Equity Trust	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$108,131	—
				$108,131	—
Global Trust	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$124,457	—
				$124,457	—
International Equity Index Trust	Equity	Receivable/payable for futures variation margin	Futures [1]	$130,741	—
				$130,741	—
International Small Company Trust	Equity	Receivable/payable for futures variation margin	Futures [1]	—	$(3,025)
				—	$(3,025)
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin	Futures [1]	$617,709	—
				$617,709	—
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin	Futures [1]	$930,461	—
				$930,461	—
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin	Futures [1]	$1,087,250	$(96,910)
				$1,087,250	$(96,910)
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin	Futures [1]	$184,112	—
				$184,112	—

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolios of investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2020:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$(6,399,978)	—	—	$(6,399,978)
	Total	$(6,399,978)	—	—	$(6,399,978)
Capital Appreciation Value Trust	Equity	—	—	$1,555,279	$1,555,279
	Total	—	—	$1,555,279	$1,555,279
Emerging Markets Value Trust	Equity	$(43,002)	—	—	$(43,002)
	Total	$(43,002)	—	—	$(43,002)
Financial Industries Trust	Currency	—	$(230,853)	—	$(230,853)
	Total	—	$(230,853)	—	$(230,853)
116

Derivative instruments, continued

		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
Global Equity Trust	Currency	—	$(232,281)	—	$(232,281)
	Total	—	$(232,281)	—	$(232,281)
Global Trust	Currency	—	$(551,256)	—	$(551,256)
	Total	—	$(551,256)	—	$(551,256)
International Equity Index Trust	Equity	$(371,456)	—	—	$(371,456)
	Total	$(371,456)	—	—	$(371,456)
International Small Company Trust	Equity	$28,123	—	—	$28,123
	Total	$28,123	—	—	$28,123
Mid Cap Index Trust	Equity	$(3,909,939)	—	—	$(3,909,939)
	Total	$(3,909,939)	—	—	$(3,909,939)
Small Cap Index Trust	Equity	$(286,758)	—	—	$(286,758)
	Total	$(286,758)	—	—	$(286,758)
Strategic Equity Allocation Trust	Equity	$(17,397,158)	—	—	(17,397,158)
	Total	$(17,397,158)	—	—	$(17,397,158)
Total Stock Market Index Trust	Equity	$(944,089)	—	—	$(944,089)
	Total	$(944,089)	—	—	$(944,089)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$867,221	—	—	$867,221
	Total	$867,221	—	—	$867,221
Capital Appreciation Value Trust	Equity	—	—	$1,159,379	$1,159,379
	Total	—	—	$1,159,379	$1,159,379
Emerging Markets Value Trust	Equity	$(32,575)	—	—	$(32,575)
	Total	$(32,575)	—	—	$(32,575)
Equity Income Trust	Equity	$219,235	—	—	$219,235
	Total	$219,235	—	—	$219,235
Financial Industries Trust	Currency	—	$236,203	—	$236,203
	Total	—	$236,203	—	$236,203
Global Equity Trust	Currency	—	$222,341	—	$222,341
	Total	—	$222,341	—	$222,341
Global Trust	Currency	—	$124,457	—	$124,457
	Total	—	$124,457	—	$124,457
International Equity Index Trust	Equity	$(410,148)	—	—	$(410,148)
	Total	$(410,148)	—	—	$(410,148)
International Small Company Trust	Equity	$(4,540)	—	—	$(4,540)
	Total	$(4,540)	—	—	$(4,540)
Mid Cap Index Trust	Equity	$360,121	—	—	$360,121
	Total	$360,121	—	—	$360,121
Small Cap Index Trust	Equity	$689,694	—	—	$689,694
	Total	$689,694	—	—	$689,694
Strategic Equity Allocation Trust	Equity	$(715,401)	—	—	$(715,401)
	Total	$(715,401)	—	—	$(715,401)
Total Stock Market Index Trust	Equity	$(215,240)	—	—	$(215,240)
	Total	$(215,240)	—	—	$(215,240)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
117

Fees and transactions with affiliates, continued

Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•   500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•   Blue Chip Growth Trust — a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of aggregate net assets between $500 million and $1 billion; and c) 0.750% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. On June 25, 2020, the Board of Trustees approved revised management fee rates of a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; c) 0.750% of the next $2 billion of aggregate net assets; and d) 0.725% of the excess over $3 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. The revised management fee is effective July 1, 2020. Additionally, as of July 1, 2020, aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series – (I).
•   Capital Appreciation Trust — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•   Capital Appreciation Value Trust— If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•   Disciplined Value International Trust — If aggregate net assets are less than $300 million, then the management fee to be paid is 0.825% of aggregate net assets. If aggregate net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee to be paid is 0.775% of aggregate net assets. If aggregate net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate net assets; and b) 0.750% of the next $500 million; and c) 0.725% of the excess over $3 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Disciplined Value International Fund, a series of John Hancock Investment Trust, JHF II International Value Fund, and Manulife Global Disciplined Value (Ex-U.S.) Fund, a sub-fund of Manulife Investment Management I, PLC. Prior to February 12, 2020, the annual rates were a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million; and c) 0.800% of the excess over $300 million of aggregate net assets. When aggregate net assets exceeded $300 million, then the management fee rate was 0.800% of aggregate net assets. Aggregate net assets were the net assets of the portfolio, Global Trust, Global Equity Trust, and JHF II International Value Fund.
•   Emerging Markets Value Trust— a) 1.000% of the first $100 million of aggregate net assets; and b) 0.950% of the excess over $100 million of aggregate net assets.
•   Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund and Manulife US Large Cap Value Equity Fund (Canada). Prior to May 1, 2020, the annual rates were a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; and f) 0.700% of the excess over $1.5 billion of aggregate net assets. When aggregate net assets exceeded $200 million on any day, the annual rate of advisory fee for that day was 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceeded $500 million on any day, the annual rate of advisory fee for that day was 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceeded $1 billion on any day, the annual rate of advisory fee for that day was 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceeded $1.5 billion on any day, the annual rate of advisory fee for that day was 0.700% on the first $1.5 billion of aggregate net assets. Aggregate net assets were the net assets of the portfolio and JHF II Equity Income Fund. In addition, prior to May 1, 2020, the fund did not aggregate with Manulife US Large Cap Value Equity Fund (Canada).
•   Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•   Fundamental All Cap Core Trust— a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•   Fundamental Large Cap Value Trust— a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
118

Fees and transactions with affiliates, continued

•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Global Trust and JHF II Global Equity Fund. Prior to April 27, 2020, the annual rates were a) 0.960% of the first $750 million of average net assets; and b) 0.920% of the excess over $750 million of average net assets. When aggregate net assets exceed $750 million on any day, the management fee for that day is 0.920% on all net assets.
•   Global Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHVIT Global Equity Trust and JHF II Global Equity Fund. Prior to April 27, 2020, the annual rates were a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. Aggregate net assets were the net assets of the portfolio, Disciplined Value International Trust, Global Equity Trust and JHF II International Value Fund.
•   Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets.
•   International Equity Index Trust— a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•   International Small Company Trust— 0.950% of aggregate net assets.
•   Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated fund assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets.
•   Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust— a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•   Mid Cap Stock Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets.
•   Mid Value Trust — a) 1.050% of the first $20 million of aggregate net assets; and b) 0.950% of the excess over $20 million of aggregate net assets. When aggregate net assets exceed $50 million on any day, the management fee for that day is 0.950% of all assets of the portfolio.
•   Real Estate Securities Trust— 0.700% of aggregate net assets.
•   Science & Technology Trust — a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the excess over $500 million of aggregate net assets.
•   Small Cap Opportunities Trust— a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund.
•   Small Cap Stock Trust— a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.
•   Small Cap Value Trust — a) 1.030% of the first $100 million of aggregate net assets; and b) 0.980% of the excess over $100 million of aggregate net assets. On June 25, 2020, the Board of Trustees approved a management fee of a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets, which is effective July 1, 2020.
•   Small Company Value Trust— a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•   Strategic Equity Allocation Trust— a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Strategic Equity Allocation Fund, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:
Portfolio	Subadvisor(s)
Science & Technology Trust	Allianz Global Investors U.S. LLC and T. Rowe Price Associates, Inc.
Disciplined Value International Trust	Boston Partners Global Investors, Inc.[1]
Real Estate Securities Trust	DWS Investment Management Americas, Inc. and RREEF America L.L.C.
Emerging Markets Value Trust International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
Capital Appreciation Trust	Jennison Associates LLC
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Fees and transactions with affiliates, continued

Portfolio	Subadvisor(s)
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust[2]
Global Trust[3]
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Strategic Equity Allocation Trust	Manulife Investment Management (US) LLC[4]
500 Index Trust Mid Cap Index Trust Small Cap Index Trust Total Stock Market Index Trust	Manulife Investment Management (North America) Limited[4]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Small Company Value Trust	T. Rowe Price Associates, Inc.
Mid Cap Stock Trust Small Cap Stock Trust Small Cap Value Trust	Wellington Management Company LLP
1  Effective February 12, 2020, Templeton Investment Counsel, LLC was replaced by Boston Partners Global Investors, Inc.
2  Effective April 27, 2020, Franklin Mutual Advisers, LLC was replaced by Manulife Investment Management (US) LLC.
3  Effective April 27, 2020, Templeton Global Advisors Limited was replaced by Manulife Investment Management (US) LLC.
4  An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value International Trust	0.25%
Emerging Markets Value Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.20%
Portfolio
Global Trust	0.25%
Health Sciences Trust	0.20%
International Small Company Trust	0.25%
Mid Cap Index Trust	0.08%
Mid Cap Stock Trust	0.20%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex, including certain of the portfolios presented in this report (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2020, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 fees, taxes, short dividends, interest expense, acquired fund fees, litigation and indemnification expenses, portfolio brokerage commissions and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2021, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
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The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2021, and may terminate at any time thereafter.
The Advisor contractually agreed to waive its management fee for Global Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolios’ average daily net assets. The expense reimbursements remained in effect until April 30, 2020.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio's average daily net assets. The expense reimbursements will remain in effect until April 30, 2021, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2021, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust (the portion of the portfolios' net assets managed by T. Rowe Price) and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio’s average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by DWS Investment Management Americas, Inc. The management fee is reduced by the same amount as the subadvisory fee reduction. This waiver impacts Real Estate Securities Trust and may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee by 0.07% of the portfolio’s average daily net assets of Total Stock Market Index Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for Science & Technology Trust by 0.05% of the portfolio’s aggregate net assets between and including $250,000,001 and $500,000,000 that are managed by Allianz Global Investors U.S. LLC.
The Advisor voluntarily agrees to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust (after giving effect to asset-based breakpoints) by 0.003% of the Fund’s average daily net assets. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2020, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$4,337,506	$85,175	—	$2,528,029	$6,950,710
American Asset Allocation Trust	9,822	30,125	$3,871	—	43,818
American Global Growth Trust	880	5,020	943	—	6,843
American Growth Trust	5,008	20,241	2,959	—	28,208
American Growth-Income Trust	8,891	16,034	6,312	—	31,237
American International Trust	4,259	9,212	1,113	—	14,584
Blue Chip Growth Trust	52,205	21,182	—	261,584	334,971
Capital Appreciation Trust	6,609	2,211	—	9,279	18,099
Capital Appreciation Value Trust	1,238	52,158	—	25,215	78,611
Disciplined Value International Trust	2,297	1,384	—	5,152	8,833
Emerging Markets Value Trust	163	950	—	5,465	6,578
Equity Income Trust	29,711	15,897	—	157,330	202,938
Financial Industries Trust	3,074	460	—	789	4,323
Fundamental All Cap Core Trust	3,560	1,455	—	52,561	57,576
Fundamental Large Cap Value Trust	16,842	6,930	—	4,479	28,251
Global Equity Trust	74,168	—	—	—	74,168
Global Trust	33,678	8,671	—	13,000	55,349
Health Sciences Trust	20,717	20,399	—	37,558	78,674
International Equity Index Trust	419,084	26,175	—	537,387	982,646
International Small Company Trust	764	408	—	2,104	3,276
Lifestyle Aggressive Portfolio	3,244	14,935	—	12,983	31,162
121

Fees and transactions with affiliates, continued

	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
Lifestyle Balanced Portfolio	$860	$19,808	—	$2,740	$23,408
Lifestyle Conservative Portfolio	1,590	23,027	—	543	25,160
Lifestyle Growth Portfolio	5,116	123,672	—	9,722	138,510
Lifestyle Moderate Portfolio	757	16,276	—	1,867	18,900
Mid Cap Index Trust	462,435	30,346	—	101,329	594,110
Mid Cap Stock Trust	5,577	2,835	—	16,546	24,958
Mid Value Trust	49,236	10,651	—	82,266	142,153
Real Estate Securities Trust	2,172	1,162	—	7,466	10,800
Science & Technology Trust	143,639	12,700	—	19,968	176,307
Small Cap Index Trust	94,337	8,051	—	38,039	140,427
Small Cap Opportunities Trust	54,760	20,549	—	17,897	93,206
Small Cap Stock Trust	2,901	997	—	5,599	9,497
Small Cap Value Trust	5,506	705	—	7,326	13,537
Small Company Value Trust	13,501	10,949	—	12,052	36,502
Strategic Equity Allocation Trust	—	—	—	5,675,784	5,675,784
Total Stock Market Index Trust	178,708	14,541	—	65,981	259,230
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2020, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.21%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.72%
Capital Appreciation Trust	0.70%
Capital Appreciation Value Trust	0.79%
Disciplined Value International Trust	0.77%
Emerging Markets Value Trust	0.95%
Equity Income Trust	0.67%
Financial Industries Trust	0.77%
Fundamental All Cap Core Trust	0.67%
Fundamental Large Cap Value Trust	0.68%
Global Equity Trust	0.79%
Global Trust	0.76%
Health Sciences Trust	0.98%
International Equity Index Trust	0.25%
Portfolio	Net Annual Effective Rate
International Small Company Trust	0.94%
Lifestyle Aggressive Portfolio	0.00%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.02%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.03%
Mid Cap Index Trust	0.36%
Mid Cap Stock Trust	0.83%
Mid Value Trust	0.90%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.98%
Small Cap Index Trust	0.43%
Small Cap Opportunities Trust	0.83%
Small Cap Stock Trust	1.00%
Small Cap Value Trust	0.98%
Small Company Value Trust	0.99%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.40%

*	The JHVIT Feeder Funds do not incur investment advisory fees. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2020, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
122

Fees and transactions with affiliates, continued

For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%
Distribution and service fees for the six months ended June 30, 2020 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$ 879,051	$ 86,319	$ —	$ 965,370
American Asset Allocation Trust	866,142	3,317,170	142,180	4,325,492
American Global Growth Trust	77,420	552,096	34,598	664,114
American Growth Trust	440,955	2,228,672	108,558	2,778,185
American Growth-Income Trust	781,099	1,762,094	231,289	2,774,482
American International Trust	374,640	1,010,948	40,722	1,426,310
Blue Chip Growth Trust	77,725	157,671	—	235,396
Capital Appreciation Trust	48,513	81,038	—	129,551
Capital Appreciation Value Trust	1,529	321,604	—	323,133
Disciplined Value International Trust	16,736	50,413	—	67,149
Emerging Markets Value Trust	1,190	34,651	—	35,841
Equity Income Trust	51,414	137,507	—	188,921
Financial Industries Trust	22,301	16,679	—	38,980
Fundamental All Cap Core Trust	25,955	53,133	—	79,088
Fundamental Large Cap Value Trust	85,421	175,879	—	261,300
Global Equity Trust	33,622	—	—	33,622
Global Trust	24,705	32,105	—	56,810
Health Sciences Trust	17,372	85,544	—	102,916
International Equity Index Trust	76,604	23,919	—	100,523
International Small Company Trust	5,562	14,853	—	20,415
Lifestyle Aggressive Portfolio	880	20,210	—	21,090
Lifestyle Balanced Portfolio	8,603	990,429	—	999,032
Lifestyle Conservative Portfolio	3,013	218,453	—	221,466
Lifestyle Growth Portfolio	51,150	6,183,936	—	6,235,086
Lifestyle Moderate Portfolio	2,895	313,469	—	316,364
Mid Cap Index Trust	216,341	70,983	—	287,324
Mid Cap Stock Trust	40,826	103,706	—	144,532
Mid Value Trust	47,828	51,726	—	99,554
Real Estate Securities Trust	15,814	42,282	—	58,096
Science & Technology Trust	161,614	71,456	—	233,070
Small Cap Index Trust	82,934	35,393	—	118,327
Small Cap Opportunities Trust	16,196	30,389	—	46,585
Small Cap Stock Trust	21,096	36,323	—	57,419
Small Cap Value Trust	39,771	25,494	—	65,265
Small Company Value Trust	11,180	45,330	—	56,510
Total Stock Market Index Trust	116,298	47,299	—	163,597
The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.
For the six months ended June 30, 2020, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$265,373
American Global Growth Trust	58,890
American Growth Trust	267,441
American Growth-Income Trust	164,462
American International Trust	26,959
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
123

Fees and transactions with affiliates, continued

Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Trust	Borrower	$13,000,000	2	1.166%	$(842)
Emerging Markets Value Trust	Borrower	4,915,275	5	1.070%	(730)
International Equity Index Trust	Borrower	5,003,974	4	1.070%	(595)
Strategic Equity Allocation Trust	Borrower	52,200,000	3	0.542%	(785)
500 Index Trust	Lender	4,500,000	1	0.525%	66
Blue Chip Growth Trust	Lender	16,620,000	5	0.563%	1,300
Capital Appreciation Trust	Lender	3,182,448	3	0.847%	225
Capital Appreciation Value Trust	Lender	14,412,984	5	1.412%	2,827
Emerging Markets Value Trust	Lender	1,200,000	3	1.550%	155
Equity Income Trust	Lender	5,688,982	3	0.683%	324
Fundamental All Cap Core Trust	Lender	10,403,571	2	0.582%	336
Fundamental Large Cap Value Trust	Lender	25,000,000	1	0.525%	365
Health Sciences Trust	Lender	2,700,000	2	1.488%	223
International Equity Index Trust	Lender	3,400,000	2	0.533%	101
International Small Company Trust	Lender	1,300,000	1	0.525%	19
Mid Cap Index Trust	Lender	8,500,000	1	0.525%	124
Mid Cap Stock Trust	Lender	23,504,481	7	0.885%	4,042
Mid Value Trust	Lender	4,600,000	2	0.527%	135
Science and Technology Trust	Lender	12,048,481	7	0.794%	1,861
Small Cap Index Trust	Lender	2,751,518	4	1.147%	351
Small Cap Stock Trust	Lender	3,800,000	1	0.525%	55
Small Cap Value Trust	Lender	4,700,000	1	1.070%	140
Small Company Value Trust	Lender	3,500,000	2	0.891%	173
Strategic Equity Allocation Trust	Lender	13,300,000	1	0.525%	194
Total Stock Market Index Trust	Lender	3,942,459	3	0.545%	179
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2020 and for the year ended December 31, 2019 were as follows:
500 Index Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,857,626	$133,827,558	6,532,764	$227,918,497
Distributions reinvested	—	—	3,277,304	114,483,310
Repurchased	(4,133,257)	(141,404,346)	(11,011,318)	(385,798,017)
Net decrease	(275,631)	$(7,576,788)	(1,201,250)	$(43,396,210)
Series II shares
Sold	147,747	$4,944,330	214,757	$7,383,870
Distributions reinvested	—	—	62,768	2,189,403
Repurchased	(356,658)	(12,040,386)	(435,836)	(15,073,230)
Net decrease	(208,911)	$(7,096,056)	(158,311)	$(5,499,957)
Series NAV shares
Sold	1,612,591	$53,725,557	4,090,962	$139,652,620
Distributions reinvested	—	—	1,884,006	65,880,834
Repurchased	(2,891,258)	(101,630,117)	(4,823,518)	(167,072,723)
Net increase (decrease)	(1,278,667)	$(47,904,560)	1,151,450	$38,460,731
Total net decrease	(1,763,209)	$(62,577,404)	(208,111)	$(10,435,436)
American Asset Allocation Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	569,786	$6,757,233	1,022,859	$12,981,867
Distributions reinvested	—	—	2,988,797	35,660,410
Repurchased	(939,196)	(11,260,687)	(1,812,365)	(22,878,366)
Net increase (decrease)	(369,410)	$(4,503,454)	2,199,291	$25,763,911
Series II shares
Sold	40,836	$508,008	34,305	$437,762
Distributions reinvested	—	—	9,669,457	115,308,474
Repurchased	(5,171,292)	(61,797,543)	(11,726,845)	(148,594,269)
Net decrease	(5,130,456)	$(61,289,535)	(2,023,083)	$(32,848,033)
124

Portfolio share transactions, continued

American Asset Allocation Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series III shares
Sold	3,781	$48,472	7,756	$95,969
Distributions reinvested	—	—	1,241,774	14,871,729
Repurchased	(409,171)	(4,935,529)	(1,355,023)	(17,224,974)
Net decrease	(405,390)	$(4,887,057)	(105,493)	$(2,257,276)
Total net increase (decrease)	(5,905,256)	$(70,680,046)	70,715	$(9,341,398)
American Global Growth Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	100,417	$1,609,837	429,891	$6,571,028
Distributions reinvested	—	—	169,659	2,526,375
Repurchased	(118,035)	(1,830,068)	(207,797)	(3,228,078)
Net increase (decrease)	(17,618)	$(220,231)	391,753	$5,869,325
Series II shares
Sold	203,691	$2,835,626	92,188	$1,384,129
Distributions reinvested	—	—	1,099,494	16,298,156
Repurchased	(1,109,728)	(17,758,900)	(1,917,085)	(30,184,284)
Net decrease	(906,037)	$(14,923,274)	(725,403)	$(12,501,999)
Series III shares
Sold	16,898	$235,937	24,026	$354,427
Distributions reinvested	—	—	210,048	3,132,388
Repurchased	(188,716)	(3,104,544)	(403,235)	(6,413,824)
Net decrease	(171,818)	$(2,868,607)	(169,161)	$(2,927,009)
Total net decrease	(1,095,473)	$(18,012,112)	(502,811)	$(9,559,683)
American Growth Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	577,825	$10,347,371	391,023	$6,941,665
Distributions reinvested	—	—	1,612,775	25,367,495
Repurchased	(668,935)	(11,376,382)	(885,179)	(15,632,004)
Net increase (decrease)	(91,110)	$(1,029,011)	1,118,619	$16,677,156
Series II shares
Sold	269,893	$4,074,417	239,293	$3,789,356
Distributions reinvested	—	—	7,166,014	111,654,357
Repurchased	(4,422,687)	(80,663,874)	(6,773,099)	(119,985,502)
Net increase (decrease)	(4,152,794)	$(76,589,457)	632,208	$(4,541,789)
Series III shares
Sold	695	$12,510	67,950	$1,074,481
Distributions reinvested	—	—	1,059,725	16,606,770
Repurchased	(696,375)	(12,610,208)	(1,000,737)	(17,800,517)
Net increase (decrease)	(695,680)	$(12,597,698)	126,938	$(119,266)
Total net increase (decrease)	(4,939,584)	$(90,216,166)	1,877,765	$12,016,101
American Growth-Income Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	93,162	$1,367,335	716,917	$11,742,064
Distributions reinvested	—	—	2,333,029	35,649,903
Repurchased	(747,395)	(11,520,873)	(1,387,641)	(22,804,389)
Net increase (decrease)	(654,233)	$(10,153,538)	1,662,305	$24,587,578
Series II shares
Sold	1,847,690	$24,138,360	59,512	$905,933
Distributions reinvested	—	—	4,490,864	68,246,297
Repurchased	(3,112,882)	(47,451,460)	(5,608,753)	(91,739,310)
Net decrease	(1,265,192)	$(23,313,100)	(1,058,377)	$(22,587,080)
125

Portfolio share transactions, continued

American Growth-Income Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series III shares
Sold	561,759	$7,362,641	74,855	$1,143,726
Distributions reinvested	—	—	1,780,781	27,243,551
Repurchased	(1,038,768)	(15,994,084)	(2,099,395)	(34,537,780)
Net decrease	(477,009)	$(8,631,443)	(243,759)	$(6,150,503)
Total net increase (decrease)	(2,396,434)	$(42,098,081)	360,169	$(4,150,005)
American International Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	948,098	$16,683,280	1,408,193	$27,321,245
Distributions reinvested	—	—	561,497	10,130,936
Repurchased	(349,125)	(6,163,472)	(1,802,811)	(34,941,632)
Net increase	598,973	$10,519,808	166,879	$2,510,549
Series II shares
Sold	1,512,737	$22,614,673	373,582	$7,069,682
Distributions reinvested	—	—	1,360,042	24,456,447
Repurchased	(1,428,344)	(25,180,427)	(3,046,517)	(59,027,446)
Net increase (decrease)	84,393	$(2,565,754)	(1,312,893)	$(27,501,317)
Series III shares
Sold	180,424	$2,687,541	53,912	$1,016,938
Distributions reinvested	—	—	169,412	3,060,600
Repurchased	(133,733)	(2,335,916)	(347,941)	(6,741,951)
Net increase (decrease)	46,691	$351,625	(124,617)	$(2,664,413)
Total net increase (decrease)	730,057	$8,305,679	(1,270,631)	$(27,655,181)
Blue Chip Growth Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	55,780	$2,013,158	75,849	$2,592,884
Distributions reinvested	—	—	1,424,381	45,466,250
Repurchased	(657,096)	(22,377,474)	(1,411,306)	(49,068,899)
Net increase (decrease)	(601,316)	$(20,364,316)	88,924	$(1,009,765)
Series II shares
Sold	73,761	$2,412,760	109,809	$3,582,069
Distributions reinvested	—	—	623,042	19,195,927
Repurchased	(514,294)	(17,035,557)	(781,338)	(26,338,061)
Net decrease	(440,533)	$(14,622,797)	(48,487)	$(3,560,065)
Series NAV shares
Sold	1,114,121	$36,615,727	1,681,023	$59,436,282
Distributions reinvested	—	—	7,320,704	233,823,292
Repurchased	(8,741,306)	(300,004,137)	(8,286,991)	(289,782,040)
Net increase (decrease)	(7,627,185)	$(263,388,410)	714,736	$3,477,534
Total net increase (decrease)	(8,669,034)	$(298,375,523)	755,173	$(1,092,296)
Capital Appreciation Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	630,479	$3,677,118	59,213	$333,599
Distributions reinvested	—	—	25,246,892	122,447,426
Repurchased	(2,609,003)	(14,327,882)	(3,047,062)	(26,205,093)
Net increase (decrease)	(1,978,524)	$(10,650,764)	22,259,043	$96,575,932
Series II shares
Sold	617,887	$2,975,484	144,996	$1,258,247
Distributions reinvested	—	—	9,974,663	42,591,813
Repurchased	(1,551,952)	(7,383,958)	(1,281,957)	(11,393,583)
Net increase (decrease)	(934,065)	$(4,408,474)	8,837,702	$32,456,477
126

Portfolio share transactions, continued

Capital Appreciation Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,162,337	$11,398,465	1,139,450	$11,944,328
Distributions reinvested	—	—	35,016,339	170,879,733
Repurchased	(6,821,568)	(36,682,708)	(7,281,757)	(92,723,687)
Net increase (decrease)	(4,659,231)	$(25,284,243)	28,874,032	$90,100,374
Total net increase (decrease)	(7,571,820)	$(40,343,481)	59,970,777	$219,132,783
Capital Appreciation Value Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	62,235	$751,272	311,965	$3,805,201
Distributions reinvested	—	—	46,256	552,889
Repurchased	(230,306)	(2,657,525)	(83,765)	(1,045,634)
Net increase (decrease)	(168,071)	$(1,906,253)	274,456	$3,312,456
Series II shares
Sold	51,356	$619,724	133,545	$1,596,726
Distributions reinvested	—	—	1,730,382	20,553,703
Repurchased	(1,666,510)	(20,217,568)	(3,444,935)	(41,973,532)
Net decrease	(1,615,154)	$(19,597,844)	(1,581,008)	$(19,823,103)
Series NAV shares
Sold	731,598	$8,941,867	1,731,611	$20,821,721
Distributions reinvested	—	—	745,838	8,894,092
Repurchased	(562,353)	(6,811,710)	(639,545)	(7,845,921)
Net increase	169,245	$2,130,157	1,837,904	$21,869,892
Total net increase (decrease)	(1,613,980)	$(19,373,940)	531,352	$5,359,245
Disciplined Value International Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	75,837	$739,284	92,415	$1,169,584
Distributions reinvested	—	—	188,213	2,273,210
Repurchased	(525,955)	(5,862,429)	(978,754)	(12,187,305)
Net decrease	(450,118)	$(5,123,145)	(698,126)	$(8,744,511)
Series II shares
Sold	83,307	$820,341	125,163	$1,577,526
Distributions reinvested	—	—	104,956	1,264,651
Repurchased	(314,460)	(3,470,907)	(604,049)	(7,525,472)
Net decrease	(231,153)	$(2,650,566)	(373,930)	$(4,683,295)
Series NAV shares
Sold	752,784	$7,650,773	1,075,730	$13,240,917
Distributions reinvested	—	—	412,717	4,950,303
Repurchased	(349,128)	(3,832,297)	(1,883,279)	(23,361,667)
Net increase (decrease)	403,656	$3,818,476	(394,832)	$(5,170,447)
Total net decrease	(277,615)	$(3,955,235)	(1,466,888)	$(18,598,253)
Emerging Markets Value Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	28,644	$212,972	69,047	$637,942
Distributions reinvested	—	—	21,521	183,544
Repurchased	(52,289)	(444,761)	(248,607)	(2,324,039)
Net decrease	(23,645)	$(231,789)	(158,039)	$(1,502,553)
Series II shares
Sold	281,181	$1,916,817	256,843	$2,391,789
Distributions reinvested	—	—	119,557	1,015,180
Repurchased	(324,320)	(2,629,487)	(667,341)	(6,137,887)
Net decrease	(43,139)	$(712,670)	(290,941)	$(2,730,918)
127

Portfolio share transactions, continued

Emerging Markets Value Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,374,719	$19,613,765	3,324,426	$30,941,554
Distributions reinvested	—	—	680,259	5,795,262
Repurchased	(2,123,576)	(17,158,156)	(2,616,401)	(24,074,737)
Net increase	251,143	$2,455,609	1,388,284	$12,662,079
Total net increase	184,359	$1,511,150	939,304	$8,428,608
Equity Income Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	143,047	$1,733,177	25,371	$379,742
Issued in reorganization (Note 13)	—	—	1,545,234	22,891,772
Distributions reinvested	—	—	1,767,517	24,882,744
Repurchased	(1,302,327)	(17,479,568)	(2,500,200)	(37,547,032)
Net increase (decrease)	(1,159,280)	$(15,746,391)	837,922	$10,607,226
Series II shares
Sold	176,227	$1,999,473	54,646	$823,878
Issued in reorganization (Note 13)	—	—	990,731	14,574,211
Distributions reinvested	—	—	921,318	12,879,006
Repurchased	(867,213)	(11,123,872)	(1,145,329)	(17,169,159)
Net increase (decrease)	(690,986)	$(9,124,399)	821,366	$11,107,936
Series NAV shares
Sold	8,364,512	$95,657,022	3,698,438	$55,949,915
Issued in reorganization (Note 13)	—	—	2,403,818	35,420,253
Distributions reinvested	—	—	9,827,425	137,609,946
Repurchased	(11,954,231)	(150,373,039)	(15,149,475)	(226,833,029)
Net increase (decrease)	(3,589,719)	$(54,716,017)	780,206	$2,147,085
Total net increase (decrease)	(5,439,985)	$(79,586,807)	2,439,494	$23,862,247
Financial Industries Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	580,195	$6,471,900	385,251	$5,201,002
Distributions reinvested	—	—	945,515	11,925,607
Repurchased	(1,242,642)	(14,929,045)	(3,423,941)	(45,940,481)
Net decrease	(662,447)	$(8,457,145)	(2,093,175)	$(28,813,872)
Series II shares
Sold	54,841	$562,915	89,293	$1,205,500
Distributions reinvested	—	—	121,609	1,518,753
Repurchased	(150,104)	(1,707,412)	(252,409)	(3,412,937)
Net decrease	(95,263)	$(1,144,497)	(41,507)	$(688,684)
Series NAV shares
Sold	55,969	$671,373	117,491	$1,595,025
Distributions reinvested	—	—	203,769	2,564,657
Repurchased	(184,703)	(2,145,907)	(781,078)	(10,690,862)
Net decrease	(128,734)	$(1,474,534)	(459,818)	$(6,531,180)
Total net decrease	(886,444)	$(11,076,176)	(2,594,500)	$(36,033,736)
Fundamental All Cap Core Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	155,407	$3,569,793	202,406	$4,727,730
Distributions reinvested	—	—	474,227	10,336,027
Repurchased	(696,090)	(15,463,001)	(2,019,701)	(46,189,294)
Net decrease	(540,683)	$(11,893,208)	(1,343,068)	$(31,125,537)
Series II shares
Sold	32,652	$710,099	96,821	$2,097,686
Distributions reinvested	—	—	169,381	3,673,516
Repurchased	(185,420)	(4,383,342)	(394,134)	(9,192,532)
Net decrease	(152,768)	$(3,673,243)	(127,932)	$(3,421,330)
128

Portfolio share transactions, continued

Fundamental All Cap Core Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	322,371	$6,780,331	6,146,957	$151,866,579
Distributions reinvested	—	—	5,898,621	129,469,175
Repurchased	(2,485,084)	(57,757,418)	(11,493,277)	(276,505,328)
Net increase (decrease)	(2,162,713)	$(50,977,087)	552,301	$4,830,426
Total net decrease	(2,856,164)	$(66,543,538)	(918,699)	$(29,716,441)
Fundamental Large Cap Value Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	175,576	$3,427,371	235,479	$4,977,288
Distributions reinvested	—	—	521,761	10,970,767
Repurchased	(1,566,095)	(32,752,759)	(4,231,566)	(89,163,348)
Net decrease	(1,390,519)	$(29,325,388)	(3,474,326)	$(73,215,293)
Series II shares
Sold	234,770	$4,109,758	11,747	$225,510
Distributions reinvested	—	—	192,899	4,073,009
Repurchased	(708,405)	(14,950,759)	(1,652,051)	(35,037,469)
Net decrease	(473,635)	$(10,841,001)	(1,447,405)	$(30,738,950)
Series NAV shares
Sold	974,586	$19,059,457	320,143	$6,769,552
Distributions reinvested	—	—	117,758	2,482,579
Repurchased	(312,494)	(6,403,997)	(733,693)	(15,405,358)
Net increase (decrease)	662,092	$12,655,460	(295,792)	$(6,153,227)
Total net decrease	(1,202,062)	$(27,510,929)	(5,217,523)	$(110,107,470)
Global Equity Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,773,495	$17,729,320	2,544	$16,309
Distributions reinvested	—	—	1,444,715	8,859,213
Repurchased	(1,745,934)	(9,937,910)	(3,477,278)	(22,292,129)
Net increase (decrease)	2,027,561	$7,791,410	(2,030,019)	$(13,416,607)
Total net increase (decrease)	2,027,561	$7,791,410	(2,030,019)	$(13,416,607)
Global Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	164,394	$2,648,078	132,181	$2,577,538
Distributions reinvested	—	—	365,934	6,672,908
Repurchased	(330,984)	(5,934,897)	(1,061,216)	(20,541,092)
Net decrease	(166,590)	$(3,286,819)	(563,101)	$(11,290,646)
Series II shares
Sold	12,963	$223,469	72,348	$1,401,014
Distributions reinvested	—	—	95,341	1,727,306
Repurchased	(183,788)	(3,228,296)	(329,590)	(6,370,225)
Net decrease	(170,825)	$(3,004,827)	(161,901)	$(3,241,905)
Series NAV shares
Sold	68,874	$1,195,426	194,275	$3,766,254
Distributions reinvested	—	—	132,876	2,423,082
Repurchased	(65,412)	(1,138,281)	(259,969)	(5,041,983)
Net increase	3,462	$57,145	67,182	$1,147,353
Total net decrease	(333,953)	$(6,234,501)	(657,820)	$(13,385,198)
Health Sciences Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	153,807	$4,045,582	168,459	$4,234,763
Distributions reinvested	—	—	326,048	7,776,245
Repurchased	(243,081)	(6,475,130)	(2,171,656)	(52,200,188)
Net decrease	(89,274)	$(2,429,548)	(1,677,149)	$(40,189,180)
129

Portfolio share transactions, continued

Health Sciences Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series II shares
Sold	154,847	$3,700,979	65,061	$1,474,444
Distributions reinvested	—	—	250,086	5,441,861
Repurchased	(264,809)	(6,354,112)	(590,284)	(13,709,684)
Net decrease	(109,962)	$(2,653,133)	(275,137)	$(6,793,379)
Series NAV shares
Sold	174,883	$4,695,051	228,294	$5,932,600
Distributions reinvested	—	—	364,979	8,850,750
Repurchased	(261,483)	(7,050,718)	(472,890)	(12,173,256)
Net increase (decrease)	(86,600)	$(2,355,667)	120,383	$2,610,094
Total net decrease	(285,836)	$(7,438,348)	(1,831,903)	$(44,372,465)
International Equity Index Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	508,767	$8,426,779	851,650	$14,428,467
Issued in reorganization (Note 13)	—	—	492,107	8,776,422
Distributions reinvested	—	—	480,924	8,239,652
Repurchased	(1,520,633)	(23,745,387)	(3,790,651)	(65,507,937)
Net decrease	(1,011,866)	$(15,318,608)	(1,965,970)	$(34,063,396)
Series II shares
Sold	51,021	$806,427	15,938	$273,095
Issued in reorganization (Note 13)	—	—	521,277	9,297,700
Distributions reinvested	—	—	23,165	400,097
Repurchased	(126,533)	(1,975,757)	(219,874)	(3,793,213)
Net increase (decrease)	(75,512)	$(1,169,330)	340,506	$6,177,679
Series NAV shares
Sold	654,417	$10,211,061	2,108,194	$36,470,380
Issued in reorganization (Note 13)	—	—	2,544,832	45,384,246
Distributions reinvested	—	—	584,233	10,031,123
Repurchased	(1,383,520)	(22,762,169)	(1,602,156)	(27,502,625)
Net increase (decrease)	(729,103)	$(12,551,108)	3,635,103	$64,383,124
Total net increase (decrease)	(1,816,481)	$(29,039,046)	2,009,639	$36,497,407
International Small Company Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	31,676	$365,394	30,856	$431,000
Distributions reinvested	—	—	130,516	1,651,715
Repurchased	(148,787)	(1,810,452)	(264,134)	(3,576,759)
Net decrease	(117,111)	$(1,445,058)	(102,762)	$(1,494,044)
Series II shares
Sold	14,200	$145,902	24,507	$334,011
Distributions reinvested	—	—	66,147	834,544
Repurchased	(108,139)	(1,295,628)	(188,113)	(2,564,099)
Net decrease	(93,939)	$(1,149,726)	(97,459)	$(1,395,544)
Series NAV shares
Sold	418,797	$4,766,682	627,862	$8,359,623
Distributions reinvested	—	—	347,143	4,399,411
Repurchased	(322,041)	(3,739,007)	(1,798,637)	(25,133,345)
Net increase (decrease)	96,756	$1,027,675	(823,632)	$(12,374,311)
Total net decrease	(114,294)	$(1,567,109)	(1,023,853)	$(15,263,899)
Lifestyle Aggressive Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,165	$96,555	14,148	$211,298
Distributions reinvested	—	—	18,435	266,416
Repurchased	(7,621)	(114,302)	(20,282)	(305,193)
Net increase (decrease)	(456)	$(17,747)	12,301	$172,521
130

Portfolio share transactions, continued

Lifestyle Aggressive Portfolio , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series II shares
Sold	164,463	$2,052,851	51,466	$786,252
Distributions reinvested	—	—	85,711	1,233,266
Repurchased	(153,485)	(1,981,903)	(276,651)	(4,163,380)
Net increase (decrease)	10,978	$70,948	(139,474)	$(2,143,862)
Series NAV shares
Sold	248,811	$3,575,059	288,038	$4,216,198
Distributions reinvested	—	—	66,731	965,916
Repurchased	(138,555)	(2,035,606)	(207,862)	(3,091,948)
Net increase	110,256	$1,539,453	146,907	$2,090,166
Total net increase	120,778	$1,592,654	19,734	$118,825
Lifestyle Balanced Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	140,709	$2,122,978	233,079	$3,492,199
Distributions reinvested	—	—	114,728	1,734,567
Repurchased	(296,870)	(4,312,421)	(235,026)	(3,524,241)
Net increase (decrease)	(156,161)	$(2,189,443)	112,781	$1,702,525
Series II shares
Sold	4,643,498	$68,035,640	3,027,995	$44,388,181
Distributions reinvested	—	—	2,603,648	39,360,460
Repurchased	(7,230,594)	(103,009,821)	(6,626,567)	(99,801,181)
Net decrease	(2,587,096)	$(34,974,181)	(994,924)	$(16,052,540)
Series NAV shares
Sold	357,237	$5,253,199	738,793	$11,020,003
Distributions reinvested	—	—	348,058	5,259,897
Repurchased	(239,134)	(3,578,369)	(185,115)	(2,769,253)
Net increase	118,103	$1,674,830	901,736	$13,510,647
Total net increase (decrease)	(2,625,154)	$(35,488,794)	19,593	$(839,368)
Lifestyle Conservative Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	237,709	$3,204,124	253,049	$3,390,657
Distributions reinvested	—	—	36,348	497,311
Repurchased	(242,197)	(3,316,187)	(283,729)	(3,850,601)
Net increase (decrease)	(4,488)	$(112,063)	5,668	$37,367
Series II shares
Sold	2,210,203	$29,990,349	2,321,949	$31,520,818
Distributions reinvested	—	—	472,741	6,472,163
Repurchased	(1,580,724)	(21,793,294)	(3,348,558)	(45,240,825)
Net increase (decrease)	629,479	$8,197,055	(553,868)	$(7,247,844)
Series NAV shares
Sold	94,841	$1,284,184	53,084	$726,092
Distributions reinvested	—	—	12,364	169,045
Repurchased	(82,972)	(1,152,522)	(117,741)	(1,588,194)
Net increase (decrease)	11,869	$131,662	(52,293)	$(693,057)
Total net increase (decrease)	636,860	$8,216,654	(600,493)	$(7,903,534)
Lifestyle Growth Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	219,931	$3,485,886	265,861	$4,366,214
Distributions reinvested	—	—	853,804	13,858,383
Repurchased	(873,483)	(13,775,290)	(1,796,151)	(29,607,112)
Net decrease	(653,552)	$(10,289,404)	(676,486)	$(11,382,515)
Series II shares
Sold	2,989,546	$46,986,374	1,907,927	$30,004,167
Distributions reinvested	—	—	20,815,217	337,431,607
Repurchased	(29,877,022)	(473,313,949)	(45,198,661)	(744,863,682)
Net decrease	(26,887,476)	$(426,327,575)	(22,475,517)	$(377,427,908)
131

Portfolio share transactions, continued

Lifestyle Growth Portfolio , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	791,388	$12,642,438	1,504,936	$24,689,923
Distributions reinvested	—	—	1,532,430	24,891,945
Repurchased	(843,179)	(13,545,727)	(1,356,283)	(22,245,645)
Net increase (decrease)	(51,791)	$(903,289)	1,681,083	$27,336,223
Total net decrease	(27,592,819)	$(437,520,268)	(21,470,920)	$(361,474,200)
Lifestyle Moderate Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	67,876	$941,292	116,881	$1,714,433
Distributions reinvested	—	—	34,106	500,237
Repurchased	(118,638)	(1,693,869)	(110,753)	(1,591,294)
Net increase (decrease)	(50,762)	$(752,577)	40,234	$623,376
Series II shares
Sold	1,661,112	$23,878,929	1,892,016	$27,154,283
Distributions reinvested	—	—	758,122	11,119,060
Repurchased	(2,469,220)	(34,564,876)	(2,991,265)	(43,649,333)
Net decrease	(808,108)	$(10,685,947)	(341,127)	$(5,375,990)
Series NAV shares
Sold	159,490	$2,305,808	363,284	$5,301,827
Distributions reinvested	—	—	85,051	1,247,725
Repurchased	(238,003)	(3,422,746)	(95,649)	(1,389,695)
Net increase (decrease)	(78,513)	$(1,116,938)	352,686	$5,159,857
Total net increase (decrease)	(937,383)	$(12,555,462)	51,793	$407,243
Mid Cap Index Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	560,016	$9,081,840	478,572	$10,178,834
Distributions reinvested	—	—	5,363,451	105,232,057
Repurchased	(3,900,469)	(72,040,218)	(11,541,130)	(239,083,699)
Net decrease	(3,340,453)	$(62,958,378)	(5,699,107)	$(123,672,808)
Series II shares
Sold	40,401	$621,962	6,545	$136,635
Distributions reinvested	—	—	323,706	6,305,436
Repurchased	(337,023)	(6,213,761)	(554,078)	(11,698,619)
Net decrease	(296,622)	$(5,591,799)	(223,827)	$(5,256,548)
Series NAV shares
Sold	734,239	$12,573,036	1,771,324	$36,731,232
Distributions reinvested	—	—	1,057,600	20,759,382
Repurchased	(1,146,125)	(22,464,367)	(1,425,984)	(29,948,550)
Net increase (decrease)	(411,886)	$(9,891,331)	1,402,940	$27,542,064
Total net decrease	(4,048,961)	$(78,441,508)	(4,519,994)	$(101,387,292)
Mid Cap Stock Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	46,280	$783,474	120,953	$2,146,302
Distributions reinvested	—	—	1,442,983	25,136,769
Repurchased	(784,625)	(14,831,959)	(1,284,747)	(24,204,910)
Net increase (decrease)	(738,345)	$(14,048,485)	279,189	$3,078,161
Series II shares
Sold	88,195	$1,494,167	108,518	$1,986,079
Distributions reinvested	—	—	852,374	13,765,842
Repurchased	(504,144)	(8,450,486)	(786,521)	(13,823,855)
Net increase (decrease)	(415,949)	$(6,956,319)	174,371	$1,928,066
132

Portfolio share transactions, continued

Mid Cap Stock Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,652,785	$25,709,343	1,181,051	$23,081,899
Distributions reinvested	—	—	4,344,905	76,948,260
Repurchased	(7,375,508)	(134,398,338)	(4,751,760)	(90,856,354)
Net increase (decrease)	(5,722,723)	$(108,688,995)	774,196	$9,173,805
Total net increase (decrease)	(6,877,017)	$(129,693,799)	1,227,756	$14,180,032
Mid Value Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	147,573	$1,160,173	383,523	$3,775,441
Distributions reinvested	—	—	3,860,236	33,906,677
Repurchased	(3,332,416)	(28,023,034)	(5,026,296)	(49,515,506)
Net decrease	(3,184,843)	$(26,862,861)	(782,537)	$(11,833,388)
Series II shares
Sold	60,999	$444,288	54,462	$532,053
Distributions reinvested	—	—	768,136	6,743,864
Repurchased	(494,610)	(4,098,893)	(750,656)	(7,501,234)
Net increase (decrease)	(433,611)	$(3,654,605)	71,942	$(225,317)
Series NAV shares
Sold	4,111,374	$30,007,335	1,441,630	$14,526,157
Distributions reinvested	—	—	6,088,942	53,125,303
Repurchased	(7,568,709)	(61,333,864)	(6,023,921)	(60,094,216)
Net increase (decrease)	(3,457,335)	$(31,326,529)	1,506,651	$7,557,244
Total net increase (decrease)	(7,075,789)	$(61,843,995)	796,056	$(4,501,461)
Real Estate Securities Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	95,874	$2,281,126	80,484	$1,755,461
Distributions reinvested	—	—	89,474	2,064,156
Repurchased	(288,124)	(5,738,345)	(452,489)	(9,969,927)
Net decrease	(192,250)	$(3,457,219)	(282,531)	$(6,150,310)
Series II shares
Sold	37,476	$769,774	80,916	$1,843,155
Distributions reinvested	—	—	46,250	1,066,978
Repurchased	(195,921)	(3,975,164)	(294,940)	(6,564,845)
Net decrease	(158,445)	$(3,205,390)	(167,774)	$(3,654,712)
Series NAV shares
Sold	402,395	$7,572,303	928,367	$20,582,482
Distributions reinvested	—	—	314,307	7,207,059
Repurchased	(1,111,925)	(23,874,732)	(1,230,776)	(27,318,838)
Net increase (decrease)	(709,530)	$(16,302,429)	11,898	$470,703
Total net decrease	(1,060,225)	$(22,965,038)	(438,407)	$(9,334,319)
Science & Technology Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,340,759	$41,373,105	1,004,358	$30,356,331
Distributions reinvested	—	—	4,476,686	121,349,094
Repurchased	(2,599,660)	(74,861,920)	(6,004,954)	(174,008,607)
Net decrease	(1,258,901)	$(33,488,815)	(523,910)	$(22,303,182)
Series II shares
Sold	257,364	$7,420,927	223,178	$6,307,345
Distributions reinvested	—	—	393,736	10,044,205
Repurchased	(394,605)	(10,931,486)	(517,273)	(14,704,697)
Net increase (decrease)	(137,241)	$(3,510,559)	99,641	$1,646,853
133

Portfolio share transactions, continued

Science & Technology Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	313,146	$9,584,233	295,414	$8,919,732
Distributions reinvested	—	—	507,441	13,954,810
Repurchased	(345,921)	(10,526,902)	(277,659)	(8,377,971)
Net increase (decrease)	(32,775)	$(942,669)	525,196	$14,496,571
Total net increase (decrease)	(1,428,917)	$(37,942,043)	100,927	$(6,159,758)
Small Cap Index Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	762,127	$8,750,957	1,538,360	$23,115,935
Distributions reinvested	—	—	3,161,658	42,614,555
Repurchased	(2,245,096)	(28,025,781)	(4,964,180)	(71,348,627)
Net decrease	(1,482,969)	$(19,274,824)	(264,162)	$(5,618,137)
Series II shares
Sold	43,444	$451,883	42,885	$640,065
Distributions reinvested	—	—	254,654	3,406,955
Repurchased	(194,026)	(2,539,506)	(378,451)	(5,616,740)
Net decrease	(150,582)	$(2,087,623)	(80,912)	$(1,569,720)
Series NAV shares
Sold	838,976	$9,951,223	2,481,425	$35,866,175
Distributions reinvested	—	—	1,013,061	13,681,920
Repurchased	(744,874)	(9,644,107)	(2,169,624)	(32,753,975)
Net increase	94,102	$307,116	1,324,862	$16,794,120
Total net increase (decrease)	(1,539,449)	$(21,055,331)	979,788	$9,606,263
Small Cap Opportunities Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	30,493	$508,008	7,667	$187,888
Distributions reinvested	—	—	308,774	6,999,905
Repurchased	(205,009)	(4,326,794)	(402,201)	(10,001,971)
Net decrease	(174,516)	$(3,818,786)	(85,760)	$(2,814,178)
Series II shares
Sold	40,754	$715,359	14,685	$357,576
Distributions reinvested	—	—	119,429	2,648,939
Repurchased	(111,215)	(2,369,825)	(212,169)	(5,221,659)
Net decrease	(70,461)	$(1,654,466)	(78,055)	$(2,215,144)
Series NAV shares
Sold	91,203	$1,680,885	140,623	$3,516,968
Distributions reinvested	—	—	106,066	2,386,480
Repurchased	(32,458)	(641,512)	(263,190)	(6,318,050)
Net increase (decrease)	58,745	$1,039,373	(16,501)	$(414,602)
Total net decrease	(186,232)	$(4,433,879)	(180,316)	$(5,443,924)
Small Cap Stock Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	669,534	$5,637,932	1,300,274	$13,466,519
Distributions reinvested	—	—	3,543,393	28,914,087
Repurchased	(1,999,671)	(15,908,515)	(2,725,433)	(26,203,738)
Net increase (decrease)	(1,330,137)	$(10,270,583)	2,118,234	$16,176,868
Series II shares
Sold	98,056	$692,435	310,699	$2,986,317
Distributions reinvested	—	—	1,346,535	10,166,343
Repurchased	(749,060)	(5,765,992)	(678,918)	(6,451,292)
Net increase (decrease)	(651,004)	$(5,073,557)	978,316	$6,701,368
134

Portfolio share transactions, continued

Small Cap Stock Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	215,238	$1,689,009	1,346,275	$12,871,934
Distributions reinvested	—	—	5,833,197	48,473,871
Repurchased	(1,977,701)	(16,499,418)	(2,507,828)	(26,070,803)
Net increase (decrease)	(1,762,463)	$(14,810,409)	4,671,644	$35,275,002
Total net increase (decrease)	(3,743,604)	$(30,154,549)	7,768,194	$58,153,238
Small Cap Value Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	271,590	$3,398,541	689,533	$11,814,350
Distributions reinvested	—	—	989,000	15,870,215
Repurchased	(1,383,161)	(19,738,959)	(3,238,129)	(56,174,248)
Net decrease	(1,111,571)	$(16,340,418)	(1,559,596)	$(28,489,683)
Series II shares
Sold	105,684	$1,272,857	33,604	$571,616
Distributions reinvested	—	—	120,007	1,908,109
Repurchased	(175,278)	(2,461,246)	(250,304)	(4,337,886)
Net decrease	(69,594)	$(1,188,389)	(96,693)	$(1,858,161)
Series NAV shares
Sold	3,336,850	$38,686,152	545,084	$9,440,239
Distributions reinvested	—	—	1,248,175	19,961,912
Repurchased	(2,884,993)	(37,097,256)	(2,867,952)	(50,147,172)
Net increase (decrease)	451,857	$1,588,896	(1,074,693)	$(20,745,021)
Total net decrease	(729,308)	$(15,939,911)	(2,730,982)	$(51,092,865)
Small Company Value Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	40,061	$285,949	51,931	$625,553
Distributions reinvested	—	—	2,805,987	26,432,395
Repurchased	(427,238)	(3,782,029)	(464,830)	(6,903,059)
Net increase (decrease)	(387,177)	$(3,496,080)	2,393,088	$20,154,889
Series II shares
Sold	72,749	$501,047	48,744	$681,930
Distributions reinvested	—	—	2,450,175	22,076,078
Repurchased	(379,049)	(3,111,132)	(429,972)	(5,997,792)
Net increase (decrease)	(306,300)	$(2,610,085)	2,068,947	$16,760,216
Series NAV shares
Sold	885,109	$6,739,464	684,070	$12,053,371
Distributions reinvested	—	—	2,683,866	25,120,984
Repurchased	(176,824)	(1,485,190)	(1,106,485)	(12,084,643)
Net increase	708,285	$5,254,274	2,261,451	$25,089,712
Total net increase (decrease)	14,808	$(851,891)	6,723,486	$62,004,817
Strategic Equity Allocation Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	21,064,247	$343,988,035	5,314,641	$99,902,610
Distributions reinvested	—	—	35,055,115	652,475,903
Repurchased	(60,004,701)	(1,096,151,738)	(103,266,757)	(1,996,432,127)
Net decrease	(38,940,454)	$(752,163,703)	(62,897,001)	$(1,244,053,614)
Total net decrease	(38,940,454)	$(752,163,703)	(62,897,001)	$(1,244,053,614)
Total Stock Market Index Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	596,855	$12,683,612	794,554	$18,211,721
Distributions reinvested	—	—	2,038,252	44,922,485
Repurchased	(2,446,033)	(54,085,157)	(4,929,824)	(112,206,293)
Net decrease	(1,849,178)	$(41,401,545)	(2,097,018)	$(49,072,087)
135

Portfolio share transactions, continued

Total Stock Market Index Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series II shares
Sold	29,449	$628,213	6,299	$144,624
Distributions reinvested	—	—	148,084	3,245,442
Repurchased	(94,141)	(2,122,421)	(276,139)	(6,316,772)
Net decrease	(64,692)	$(1,494,208)	(121,756)	$(2,926,706)
Series NAV shares
Sold	646,061	$14,104,164	1,263,331	$29,163,413
Distributions reinvested	—	—	651,560	14,367,455
Repurchased	(644,140)	(14,762,130)	(992,461)	(22,451,598)
Net increase (decrease)	1,921	$(657,966)	922,430	$21,079,270
Total net decrease	(1,911,949)	$(43,553,719)	(1,296,344)	$(30,919,523)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Emerging Markets Value Trust and International Equity Index Trust, where affiliates owned 64.39% and 99.96% of Series NAV, respectively, and Financial Industries Trust, Fundamental All Cap Core Trust and Emerging Markets Value Trust, where affiliates owned 95.39%, 99.83% and 99.88% of Series II, respectively, on June 30, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2020:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
500 Index Trust	—	$77,756,951	—	$60,759,684
American Asset Allocation Trust	—	15,075,654	—	77,759,741
American Global Growth Trust	—	10,026,347	—	22,106,740
American Growth Trust	—	31,349,386	—	99,991,151
American Growth-Income Trust	—	61,175,243	—	76,408,514
American International Trust	—	38,186,304	—	30,283,124
Blue Chip Growth Trust	—	248,544,245	—	546,280,164
Capital Appreciation Trust	—	160,931,437	—	200,973,215
Capital Appreciation Value Trust	—	191,187,722	—	211,127,628
Disciplined Value International Trust	—	383,389,694	—	371,985,895
Emerging Markets Value Trust	—	28,091,304	—	24,653,624
Equity Income Trust	—	265,905,706	—	336,074,777
Financial Industries Trust	—	35,364,094	—	45,428,808
Fundamental All Cap Core Trust	—	184,033,746	—	284,032,590
Fundamental Large Cap Value Trust	—	168,014,616	—	209,097,091
Global Equity Trust	$2,992,881	158,152,211	$4,429,041	137,954,764
Global Trust	—	191,888,576	—	185,234,416
Health Sciences Trust	—	49,432,663	—	57,579,865
International Equity Index Trust	—	16,784,063	—	40,985,251
International Small Company Trust	—	7,361,167	—	8,177,570
Lifestyle Aggressive Portfolio	—	5,354,576	—	3,732,429
Lifestyle Balanced Portfolio	—	86,982,330	—	123,798,174
Lifestyle Conservative Portfolio	—	33,908,661	—	25,979,867
Lifestyle Growth Portfolio	—	141,674,422	—	587,246,542
Lifestyle Moderate Portfolio	—	29,047,655	—	42,028,516
Mid Cap Index Trust	—	72,333,384	—	156,568,128
Mid Cap Stock Trust	—	401,158,384	—	519,470,181
Mid Value Trust	—	149,828,906	—	179,914,026
Real Estate Securities Trust	—	256,172,186	—	277,541,190
Science & Technology Trust	—	570,437,603	—	597,487,298
Small Cap Index Trust	—	60,321,644	—	77,641,396
Small Cap Opportunities Trust	—	16,285,650	—	19,344,054
Small Cap Stock Trust	—	176,117,453	—	202,670,750
Small Cap Value Trust	—	48,452,545	—	64,171,411
Small Company Value Trust	—	16,434,292	—	15,656,981
Strategic Equity Allocation Trust	—	309,426,378	—	1,033,002,338
Total Stock Market Index Trust	—	4,341,851	—	29,776,850
136

8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2020, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Lifestyle Balance Portfolio	Select Bond Trust	6.6%
	Strategic Equity Allocation Trust	5.8%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	47.3%
	Select Bond Trust	22.2%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	6,334,869	$35,112,410	$293,264,654	$(265,017,959)	$63,383	$(2,210)	$115,836	—	$63,420,278
Blue Chip Growth Trust
John Hancock Collateral Trust*	6,517,232	$22,232,407	$170,450,521	$(127,451,067)	$16,018	$(1,910)	$64,599	—	$65,245,969
Capital Appreciation Trust
John Hancock Collateral Trust*	2,083,057	$16,001,464	$136,761,089	$(131,903,999)	$(3,630)	$(819)	$22,581	—	$20,854,105
Capital Appreciation Value Trust
John Hancock Collateral Trust*	360,789	$9,357,920	$37,338,149	$(43,088,465)	$4,487	$(122)	$28,672	—	$3,611,969
Disciplined Value International Trust
John Hancock Collateral Trust*	892,439	$301,558	$42,846,889	$(34,220,273)	$6,368	$(72)	$19,360	—	$8,934,470
Emerging Markets Value Trust
John Hancock Collateral Trust*	318,466	$2,739,712	$18,002,178	$(17,558,227)	$4,647	$(51)	$38,464	—	$3,188,259
Equity Income Trust
John Hancock Collateral Trust*	3,778,597	$27,903,159	$145,951,055	$(136,034,924)	$9,088	$288	$141,550	—	$37,828,666
Financial Industries Trust
John Hancock Collateral Trust*	362,230	$2,126,965	$12,407,699	$(10,908,931)	$650	$12	$1,821	—	$3,626,395
Global Equity Trust
John Hancock Collateral Trust*	—	$2,900,493	$8,517,165	$(11,414,160)	$(3,413)	$(85)	$1,836	—	—
Global Trust
John Hancock Collateral Trust*	—	$5,792,264	$13,277,237	$(19,065,805)	$(3,845)	$149	$12,296	—	—
International Equity Index Trust
John Hancock Collateral Trust*	3,553,907	$25,107,529	$102,171,269	$(91,714,534)	$13,134	$1,826	$132,875	—	$35,579,224
International Small Company Trust
John Hancock Collateral Trust*	676,558	$7,757,392	$10,636,028	$(11,623,815)	$203	$3,415	$88,542	—	$6,773,223
Lifestyle Aggressive Portfolio
137

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$253,615	$4,883,538	$(5,136,209)	$(959)	$15	$765	—	—
Strategic Equity Allocation	1,556,983	30,233,735	3,785,203	(2,592,119)	172,301	(2,172,137)	—	—	$29,426,983
					$171,342	$(2,172,122)	$765	—	$29,426,983
Lifestyle Balanced Portfolio
Select Bond	33,008,619	$500,438,961	$57,296,462	$(102,795,975)	$3,150,892	$24,165,578	—	—	$482,255,918
Strategic Equity Allocation	25,841,256	510,455,981	29,685,868	(21,002,198)	2,447,789	(33,187,696)	—	—	488,399,744
					$5,598,681	$(9,022,118)	—	—	$970,655,662
Lifestyle Conservative Portfolio
Select Bond	11,084,289	$149,135,737	$20,545,630	$(16,943,725)	$332,439	$8,871,374	—	—	$161,941,455
Strategic Equity Allocation	2,142,083	37,283,934	13,363,031	(9,036,142)	(470,113)	(655,346)	—	—	40,485,364
					$(137,674)	$8,216,028	—	—	$202,426,819
Lifestyle Growth Portfolio
Select Bond	110,783,928	$1,820,552,437	$31,313,630	$(329,876,909)	$7,180,986	$89,367,174	—	—	$1,618,537,318
Strategic Equity Allocation	209,575,616	4,385,159,928	110,360,793	(257,369,634)	38,937,930	(316,109,869)	—	—	3,960,979,148
					$46,118,916	$(226,742,695)	—	—	$5,579,516,466
Lifestyle Moderate Portfolio
Select Bond	12,277,435	$186,255,957	$16,111,969	$(33,050,329)	$858,835	$9,196,901	—	—	$179,373,333
Strategic Equity Allocation	6,459,173	125,255,690	12,935,686	(8,978,187)	1,057,251	(8,192,071)	—	—	122,078,369
					$1,916,086	$1,004,830	—	—	$301,451,702
Mid Cap Index Trust
John Hancock Collateral Trust*	14,537,057	$49,737,656	$260,718,180	$(165,000,227)	$78,006	$1,221	$169,342	—	$145,534,836
Mid Cap Stock Trust
John Hancock Collateral Trust*	7,223,788	$76,002,767	$331,745,133	$(335,483,435)	$53,783	$1,265	$547,006	—	$72,319,513
Mid Value Trust
John Hancock Collateral Trust*	3,569,050	$62,363,194	$144,369,631	$(171,014,912)	$14,927	$(2,013)	$87,021	—	$35,730,827
Real Estate Securities Trust
John Hancock Collateral Trust*	177,485	—	$8,553,797	$(6,779,106)	$2,213	$(53)	$3,397	—	$1,776,851
Science & Technology Trust
John Hancock Collateral Trust*	3,564,321	$42,032,279	$213,772,204	$(220,133,698)	$8,757	$3,948	$78,092	—	$35,683,490
Small Cap Index Trust
John Hancock Collateral Trust*	3,336,620	$2,861,808	$98,581,243	$(68,038,109)	$(311)	$(725)	$281,091	—	$33,403,906
Small Cap Opportunities Trust
John Hancock Collateral Trust*	1,210,174	$2,239,790	$24,126,631	$(14,255,560)	$4,777	$(219)	$29,721	—	$12,115,419
Small Cap Stock Trust
138

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,462,430	$29,586,924	$138,978,786	$(123,906,020)	$14,430	$602	$171,180	—	$44,674,722
Small Cap Value Trust
John Hancock Collateral Trust*	786,429	$13,393,947	$70,771,001	$(76,295,540)	$3,426	$343	$16,834	—	$7,873,177
Small Company Value Trust
John Hancock Collateral Trust*	780,369	$11,047,283	$36,229,216	$(39,469,837)	$4,948	$898	$89,090	—	$7,812,508
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	24,584,785	$228,993,780	$948,371,009	$(931,373,299)	$121,274	$12,896	$922,815	—	$246,125,660
Total Stock Market Index Trust
John Hancock Collateral Trust*	2,217,519	$15,859,493	$42,826,277	$(36,498,403)	$11,124	$1,760	$108,731	—	$22,200,251
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	68,800	$1,465,629	—	$(56,535)	$17,339	$(490,416)	$24,543	—	$936,017
10.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. The following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	31.9%
Equity Income Trust	49.0%
Mid Cap Stock Trust	26.7%
Mid Value Trust	39.3%
Small Cap Value Trust	26.2%
Strategic Equity Allocation Trust	100.0%
11.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Blue Chip Growth Trust	$403,442	$698,689
Capital Appreciation Value Trust	630,026	835,604
Global Equity Trust	—	84,699
Mid Value Trust	—	487,444
Small Company Value Trust	—	31,242
139

12.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Trust
Acerta Pharma BV, Class B	2-8-16	$128,018	4,276,305	—	—	4,276,305	0.1%	$406,677
Doximity, Inc.	4-10-14	152,390	31,611	—	—	31,611	0.2%	488,706
JAND, Inc., Class A	4-23-15	170,752	14,867	—	—	14,867	0.1%	338,076
JAND, Inc., Series D	4-23-15	381,289	33,198	—	—	33,198	0.2%	754,923
								$1,988,382
Mid Cap Stock Trust
Coupang LLC	11-20-14	$3,902,615	707,162	—	—	707,162	0.8%	$6,265,455
DraftKings, Inc. (Common stock)	12-4-14	1,328,985	327,200	—	—	327,200	1.3%	10,371,984
DraftKings, Inc. (Warrant)	12-4-14	5,898	2,294	—	—	2,294	0.0%*	31,882
Essence Group Holdings Corp.	5-1-14	2,731,549	1,663,188	—	—	1,663,188	0.7%	5,754,630
JAND, Inc., Class A	4-23-15	345,543	28,798	—	—	28,798	0.1%	654,867
JAND, Inc., Series D	4-23-15	771,614	64,307	—	—	64,307	0.2%	1,462,341
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,436,930
MarkLogic Corp., Series F	4-27-15	2,909,989	253,035	—	—	253,035	0.4%	2,828,931
The Honest Company, Inc., Series C	8-20-14	2,080,622	75,561	—	—	75,561	0.3%	2,528,271
The We Company, Inc., Series D1	12-8-14	1,983,758	92,333	—	—	92,333	0.1%	647,254
The We Company, Inc., Series D2	12-8-14	1,700,068	81,039	—	—	81,039	0.0%*	568,083
								$32,550,628
Science & Technology Trust
Airbnb, Inc., Series E	7-14-15	$802,846	8,624	—	—	8,624	0.1%	$600,317
DiDi Chuxing, Inc.	10-19-15	260,905	9,513	—	—	9,513	0.0%*	387,607
								$987,924
Small Cap Stock Trust
DraftKings, Inc. (Common stock)	7-13-15	$1,069,936	101,111	—	—	101,111	1.1%	$3,205,124
DraftKings, Inc. (Warrant)	7-13-15	4,692	709	—	—	709	0.0%*	9,852
MarkLogic Corp., Series F	4-27-15	1,781,885	153,423	—	—	153,423	0.6%	1,715,269
The Honest Company, Inc., Series D	8-3-15	1,233,280	26,954	—	—	26,954	0.3%	1,065,492
								$5,995,737
*	Less than 0.05%.
13.  Reorganization
Fiscal year ended December 31, 2019, portfolio mergers:
International Equity Index Trust. On September 24, 2019, the shareholders of International Growth Stock Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of International Equity Index Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio's shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 1, 2019. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
International Equity Index Trust	International Growth Stock Trust	$63,458,368	$1,205,286	7,571,582	3,558,216	$755,776,592	$819,234,960
See Note 6 for captial shares issues in connection with the above referenced reorganizations.
Equity Income Trust. On September 24, 2019, the shareholders of Utilities Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Equity Income Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.
140

Reorganization, continued

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Porfolio in exchange for shares of the Acquiring Porfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Porfolio; and (c) the distribution to Acquired Porfolio’s shareholders of such Acquiring Porfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization did not qualify as a tax-free reorganization for federal income tax purposes; however, it is not expected to be a taxable event for contract owners. Thus, the investments were transferred to the Acquiring Portfolio at market value. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 1, 2019. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Equity Income Trust	Utilities Trust	$72,886,236	4,356,954	4,939,783	$1,616,046,438	$1,688,932,674
See Note 6 for captial shares issues in connection with the above referenced reorganizations.
14.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
15.  Other matters
Tribune
The Trust and several of its portfolios, including the 500 Index Trust, Equity Income Trust, Mid Value Trust and Total Stock Market Index Trust (the “portfolios”), were named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amounts at issue for the 500 Index Trust, Equity Income Trust, Mid Value Trust, and Total Stock Market Index Trust are approximately $600,000, $30.5 million, $1.8 million, and $114,000, respectively. In addition, a group of Tribune creditors filed fifty three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims related to this matter have been dismissed. However, two controlling rulings are being appealed- 1) the plaintiffs are seeking U.S. Supreme Court review of the Court of Appeals for the Second Circuit’s dismissal of the plaintiff’s state law constructive fraudulent conveyance claims; and 2) the plaintiffs are appealing the dismissal of the plaintiff’s intentional fraudulent transfer claim against the shareholder defendants. That appeal remains pending the Second Circuit Court of Appeals.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
The Jones Group
Strategic Equity Allocation Trust, Small Cap Index Trust, Small Cap Opportunities Trust, and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Trust, Small Cap Index Trust, and Small Cap Opportunities Trust are approximately $375,000, $320,000, and $191,000, respectively.
On March 30, 2020, the plaintiffs filed a Motion for Transfer of Actions to the District of Massachusetts. The plaintiffs were seeking to consolidate 13 actions in 6 different federal districts against 188 defendants in a Multidistrict Panel in Massachusetts. $550 million is being sought from these 188 defendants. On April 27, 2020, the shareholder defendants filed their response to plaintiffs’ Motion to Transfer. On June 2, 2020, the United States Judicial Panel on Multidistrict Litigation issued a Transfer Order sending all the cases to the Southern District of New York. Accordingly, the litigation will be governed by Second Circuit precedent.
On June 12, 2020, a Scheduling Order was issued. On June 29, 2020, a global Motion to Dismiss Under the Safe Harbor of Section 546(e) of the Bankruptcy Code was filed by the defendants.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
141
John Hancock Variable Insurance Trust

Special shareholder meeting (unaudited)

Global Trust and Global Equity Trust held a Special Meeting of Shareholders on April 14, 2020. The following proposals were considered by the shareholders:

Proposal One:	Approval of a new subadvisory agreement between John Hancock Variable Trust Advisers LLC and Manulife Investment Management (US) LLC with respect to Global Trust.

PROPOSAL ONE PASSED ON April 14, 2020.

	SHARES VOTED	% of Shares Voted	% of Outstanding Shares
For	7,976,956.513	86.561%	85.974%
Against	326,910.300	3.547%	3.523%
Abstain	911,615.970	9.892%	9.825%

Proposal Two:	Approval of a new subadvisory agreement between John Hancock Variable Trust Advisers LLC and Manulife Investment Management (US) LLC with respect to Global Equity Trust.

PROPOSAL TWO PASSED ON April 14, 2020.

	SHARES VOTED	% of Shares Voted	% of Outstanding Shares
For	19,343,852.454	86.005%	86.004%
Against	758,334.247	3.371%	3.371%
Abstain	2,389,540.606	10.624%	10.624%

142

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic1 meeting held on May 26-27, 2020. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.

The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

1  On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

143

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

(f)  the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, in the case of each Lifestyle Portfolio Portfolios (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Fall Out Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered fall out benefits to the Adviser, including (but not limited to), benefits to affiliates, such as: that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign

144

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

(l)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

145

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

146

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

500 Index Trust (Manulife Investment Management (North America) Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.

The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.

The subadviser fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-year period relative to the benchmark index and to the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

147

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Capital Appreciation Trust (Jennison Associates LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one- and ten-year periods and outperformed the benchmark index for the three- and five-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one- and ten-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses.

148

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Disciplined Value International Trust (formerly International Value Trust) (Boston Partners Global Investors, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board took into account that it approved a change to the Trust’s subadviser effective February 12, 2020, and that the performance information reflects that of the Trust’s prior subadviser.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted that in December 2019, it approved a new fee schedule in connection with the Trust’s subadviser change that is expected to result in savings to the Trust’s shareholders. The Board noted the Trust’s net total expenses are lower than the peer group median.

Emerging Markets Value Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the net management fees are lower than the peer group median and that the net total expenses are equal to the peer group median.

149

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Equity Income Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.

Broadridge Category — The Trust outperformed the peer group median for the one-, three- and five-year periods and underperformed the peer group median for the ten-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, five- and ten-year periods relative to the benchmark index and to the peer group median for the ten-year period.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period and to the peer group median for the one-, three- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Financial Industries Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one- and ten-year periods and underperformed the peer group median for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the three- and five-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the peer group median for the one- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2020.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

150

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Fundamental All Cap Core Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Fundamental Large Cap Value Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three- and ten-year periods and underperformed the peer group median for the five-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the five- and ten-year periods relative to the benchmark index and to the peer group median for the five-year period.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-, three- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the net total expenses are lower than the peer group median.

151

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Global Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board took into account that it approved a change to the Trust’s subadviser effective April 27, 2020, and that the performance information reflects that of the Trust’s prior subadviser.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted that in December 2019, it approved a new fee schedule in connection with the Trust’s subadviser change that is expected to result in savings as the Trust’s assets increase. The Board noted the Trust’s net total expenses are lower than the peer group median.

Global Equity Trust (formerly Mutual Shares Trust) (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.

The Board took into account that it approved a change to the Trust’s subadviser effective April 27, 2020, and that the performance information reflects that of the Trust’s prior subadviser.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted that in December 2019, it approved a new fee schedule in connection with the Trust’s subadviser change that is expected to result in savings to the Trust’s shareholders.

152

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Health Sciences Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

International Equity Index Trust (SSGA Funds Management, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.

Broadridge Category — The Trust underperformed the peer group median for the one- and ten-year periods and outperformed the peer group median for the three- and five-year periods.

The subadviser fees for this Trust are higher than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one- and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period and to the peer group median for the three- and five-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

153

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

International Small Company Trust (Dimensional Fund Advisors LP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three- and ten-year periods and outperformed the peer group median for the five-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one-, three- and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the peer group median for the five-year period.

The Board took into account management’s discussion of the Trust’s expenses.

Lifestyle Aggressive Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

154

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

155

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, and five-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Mid Cap Index Trust (Manulife Investment Management (North America) Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.

The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one-year period.

The Board noted the Trust’s favorable performance relative to the peer group median for the three-, five- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

156

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Mid Cap Stock Trust (Wellington Management Company LLP)
Benchmark Index — The Trust underperformed the benchmark index for the one- and ten-year periods and outperformed the benchmark index for the three-and five-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one- and ten-year periods relative to the benchmark index and to the peer group median for the one-year period.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three-and five-year periods and to the peer group median for the three-, five- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Mid Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three- and ten-year periods and outperformed the peer group median for the five-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one-, three- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the peer group median for the five-year period.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are equal to the peer group median.

157

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Real Estate Securities Trust (DWS Investment Management Americas, Inc./RREEF America L.L.C.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Science & Technology Trust (Allianz Global Investors U.S. LLC and T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one- and five-year periods and outperformed the peer group median for the three- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-year period relative to the benchmark index and to the peer group median for the one- and five-year periods.

The Board noted the Trust’s favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the three- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

158

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Small Cap Index Trust (Manulife Investment Management (North America) Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.

The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Small Cap Opportunities Trust (GW&K Investment Management, LLC and Dimensional Fund Advisors LP)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

159

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Small Cap Stock Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods.

The subadviser fees for this Trust are higher than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are equal to the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the five- and ten-year periods relative to the benchmark index and to the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one- and three-year periods.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are equal to the peer group median.

Small Cap Value Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed the benchmark index for the one- and ten-year periods and underperformed the benchmark index for the three- and five-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-year period, underperformed the peer group median for the three- and five-year periods and had performance that was in-line with the peer group median for the ten-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-and five-year periods relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and ten-year periods, and to the peer group median for the one-year period.

The Board took into account management’s discussion of the Trust’s expenses, including the impact of the Trust’s investments in business development companies on the Trust’s expenses.

160

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Small Company Value Trust (T. Rowe Price Associates, Inc.)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one- and five-year periods and underperformed the peer group median for the three- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three- and ten-year periods relative to the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five and ten-year periods and to the peer group median for the one- and five-year periods.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses, including the impact of the Trust’s investments in business development companies on the Trust’s expenses.

Strategic Equity Allocation Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three- and five-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

161

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Total Stock Market Index Trust (Manulife Investment Management (North America) Limited)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three- and five-year periods and outperformed the peer group median for the ten-year period.

The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one-, three- and five-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the peer group median for the ten-year period.

The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

162

John Hancock Variable Insurance Trust

Statement regarding liquidity risk management

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth—Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust (formerly International Value Trust), Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust (formerly Mutual Shares Trust), Global Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Value Trust, Real Estate Securities Trust, Science and Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust, Total Stock Market Index Trust subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor(s), Jennison Associates LLC, T. Rowe Price Associates, Inc., Boston Partners Global Investors, Inc., Dimensional Fund Advisors LP, Manulife Investment Management (US) LLC, SSGA Funds Management, Inc., Manulife Investment Management (North America) Limited, Wellington Management Company LLP, DWS Investment Management Americas Inc., Allianz Global Investors U.S. LLC, GW&K Investment Management, LLC and Capital Research and Management Company (CRMC) which serves as the investment advisor to the JHVIT American Funds’ master funds, (the Subadvisor) execute the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund’s Redemption-In-Kind Procedures;

•	Highly Liquid Investment Minimum (HLIM) determination;

•	Compliance with the 15% limit on illiquid investments;

•	Reasonably Anticipated Trade Size (RATS) determination;

•	Security-level liquidity classifications; and

•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund’s HLIM. This process incorporates the Fund’s investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines “illiquid investment” to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund’s RATS

163

John Hancock Variable Insurance Trust

Statement regarding liquidity risk management

requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund’s RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund’s liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

164

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of each fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

165

John Hancock

John Hancock

Variable Insurance Trust

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications, if available, electronically by calling John Hancock at 800-827-4546 (John Hancock Life Insurance) or 800-344-1029 (John Hancock Variable Annuities) or if your policy is held through another insurance company, please contact that company.

You may elect to receive all reports in paper, free of charge, at any time. You can inform your insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock or your financial intermediary or insurance company.

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Bond Trusts

Semiannual Report

June 30, 2020

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Portfolio compositions	3

Shareholder expense example	4

Summary portfolio of investments (See below for each portfolio’s page #)	6

Statements of assets and liabilities	37

Statements of operations	40

Statements of changes in net assets	43

Financial highlights	45

Notes to financial statements	51

Evaluation of advisory and subadvisory agreements by the board of trustees	74

Statement regarding liquidity risk management	83

For more information	85

Portfolio	Summary portfolio of investments
Active Bond Trust	6
Core Bond Trust	8
High Yield Trust	10
Investment Quality Bond Trust	12
Money Market Trust	16
Opportunistic Fixed Income Trust (formerly Global Bond Trust)	17
Select Bond Trust	25
Short Term Government Income Trust	27
Strategic Income Opportunities Trust	28
Total Bond Market Trust	32
Ultra Short Term Bond Trust	33

2

John Hancock Variable Insurance Trust

Portfolio compositions

Active Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	46.6
U.S. Government Agency	22.8
U.S. Government	13.0
Collateralized mortgage obligations	8.1
Asset backed securities	6.5
Foreign government obligations	0.6
Municipal bonds	0.5
Capital preferred securities	0.2
Preferred securities	0.2
Convertible bonds	0.1
Short-term investments and other	1.4

Core Bond Trust

Portfolio Composition**	% of Total
U.S. Government Agency	34.1
Corporate bonds	30.6
U.S. Government	13.2
Asset backed securities	8.6
Collateralized mortgage obligations	8.2
Foreign government obligations	1.3
Municipal bonds	0.5
Short-term investments	3.5

High Yield Trust

Portfolio Composition*	% of Total
Corporate bonds	85.3
Term loans	6.4
Asset backed securities	3.3
Preferred securities	0.9
Foreign government obligations	0.7
Convertible bonds	0.7
Common stocks	0.5
Short-term investments and other	2.2

Investment Quality Bond Trust

Portfolio Composition**	% of Total
U.S. Government Agency	30.5
Corporate bonds	29.1
U.S. Government	12.2
Collateralized mortgage obligations	12.0
Asset backed securities	7.5
Foreign government obligations	1.8
Municipal bonds	1.7
Term loans	1.2
Short-term investments	4.0

Money Market Trust

Portfolio Composition**	% of Total
U.S. Government Agency	64.4
U.S. Government	23.8
Repurchase agreement	11.8

Opportunistic Fixed Income Trust

Portfolio Composition**	% of Total
Foreign government obligations	39.4
Corporate bonds	19.3
U.S. Government Agency	13.2
Collateralized mortgage obligations	6.6
Term loans	6.0
Exchange-traded funds	5.7
Asset backed securities	4.7
Municipal bonds	3.3
Convertible bonds	0.4
U.S. Government	0.1
Short-term investments	1.3

Select Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	43.0
U.S. Government Agency	24.6
U.S. Government	13.2
Collateralized mortgage obligations	7.9
Asset backed securities	7.2
Municipal bonds	1.2
Foreign government obligations	0.5
Preferred securities	0.1
Short-term investments and other	2.3

Short Term Government Income Trust

Portfolio Composition*	% of Total
U.S. Government Agency	51.7
U.S. Government	41.3
Municipal bonds	4.3
Collateralized mortgage obligations	1.7
Short-term investments and other	1.0

Strategic Income Opportunities Trust

Portfolio Composition*	% of Total
Corporate bonds	54.2
Foreign government obligations	16.4
U.S. Government	9.2
Preferred securities	4.7
Asset backed securities	2.9
Collateralized mortgage obligations	2.5
Municipal bonds	2.3
Convertible bonds	1.7
Common stocks	1.6
Capital preferred securities	1.3
Purchased options	0.1
Short-term investments and other	3.1

Total Bond Market Trust

Portfolio Composition*	% of Total
U.S. Government	36.6
U.S. Government Agency	27.0
Corporate bonds	26.3
Collateralized mortgage obligations	2.5
Foreign government obligations	1.3
Municipal bonds	0.7
Asset backed securities	0.1
Short-term investments and other	5.5

Ultra Short Term Bond Trust

Portfolio Composition*	% of Total
Corporate bonds	49.9
Asset backed securities	17.1
Collateralized mortgage obligations	1.7
U.S. Government Agency	1.4
Short-term investments and other	29.9

*	As a percentage of net assets.

**	As a percentage of total investments.

3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio
Active Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,053.10	$3.52	0.69%
	Hypothetical example	1,000.00	1,021.40	3.47	0.69%
Series II	Actual expenses/actual returns	1,000.00	1,052.00	4.54	0.89%
	Hypothetical example	1,000.00	1,020.40	4.47	0.89%
Series NAV	Actual expenses/actual returns	1,000.00	1,053.10	3.27	0.64%
	Hypothetical example	1,000.00	1,021.70	3.22	0.64%
Core Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,064.90	$3.39	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%
Series II	Actual expenses/actual returns	1,000.00	1,064.20	4.41	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%
Series NAV	Actual expenses/actual returns	1,000.00	1,065.20	3.13	0.61%
	Hypothetical example	1,000.00	1,021.80	3.07	0.61%
High Yield Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 945.40	$4.06	0.84%
	Hypothetical example	1,000.00	1,020.70	4.22	0.84%
Series II	Actual expenses/actual returns	1,000.00	944.90	5.03	1.04%
	Hypothetical example	1,000.00	1,019.70	5.22	1.04%
Series NAV	Actual expenses/actual returns	1,000.00	944.60	3.82	0.79%
	Hypothetical example	1,000.00	1,020.90	3.97	0.79%
Investment Quality Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,061.50	$3.79	0.74%
	Hypothetical example	1,000.00	1,021.20	3.72	0.74%
Series II	Actual expenses/actual returns	1,000.00	1,059.60	4.81	0.94%
	Hypothetical example	1,000.00	1,020.20	4.72	0.94%
Series NAV	Actual expenses/actual returns	1,000.00	1,061.70	3.54	0.69%
	Hypothetical example	1,000.00	1,021.40	3.47	0.69%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio
Money Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,003.00	$1.59	0.32%
	Hypothetical example	1,000.00	1,023.30	1.61	0.32%
Series II	Actual expenses/actual returns	1,000.00	1,002.30	2.29	0.46%
	Hypothetical example	1,000.00	1,022.60	2.31	0.46%
Series NAV	Actual expenses/actual returns	1,000.00	1,003.20	1.39	0.28%
	Hypothetical example	1,000.00	1,023.50	1.41	0.28%
Opportunistic Fixed Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,065.90	$4.47	0.87%
	Hypothetical example	1,000.00	1,020.50	4.37	0.87%
Series II	Actual expenses/actual returns	1,000.00	1,065.20	5.49	1.07%
	Hypothetical example	1,000.00	1,019.50	5.37	1.07%
Series NAV	Actual expenses/actual returns	1,000.00	1,066.10	4.21	0.82%
	Hypothetical example	1,000.00	1,020.80	4.12	0.82%
Select Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,059.50	$3.17	0.62%
	Hypothetical example	1,000.00	1,021.80	3.12	0.62%
Series II	Actual expenses/actual returns	1,000.00	1,058.70	4.20	0.82%
	Hypothetical example	1,000.00	1,020.80	4.12	0.82%
Series NAV	Actual expenses/actual returns	1,000.00	1,060.20	2.97	0.58%
	Hypothetical example	1,000.00	1,022.00	2.92	0.58%
Short Term Government Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,034.00	$3.54	0.70%
	Hypothetical example	1,000.00	1,021.40	3.52	0.70%
Series II	Actual expenses/actual returns	1,000.00	1,033.10	4.55	0.90%
	Hypothetical example	1,000.00	1,020.40	4.52	0.90%
Series NAV	Actual expenses/actual returns	1,000.00	1,034.00	3.29	0.65%
	Hypothetical example	1,000.00	1,021.60	3.27	0.65%
Strategic Income Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$ 998.50	$3.73	0.75%
	Hypothetical example	1,000.00	1,021.10	3.77	0.75%
Series II	Actual expenses/actual returns	1,000.00	997.80	4.72	0.95%
	Hypothetical example	1,000.00	1,020.10	4.77	0.95%
Series NAV	Actual expenses/actual returns	1,000.00	998.50	3.48	0.70%
	Hypothetical example	1,000.00	1,021.40	3.52	0.70%
Total Bond Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,063.50	$1.54	0.30%
	Hypothetical example	1,000.00	1,023.40	1.51	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,062.50	2.56	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,064.50	1.28	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Ultra Short Term Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,011.30	$3.00	0.60%
	Hypothetical example	1,000.00	1,021.90	3.02	0.60%
Series II	Actual expenses/actual returns	1,000.00	1,010.40	4.00	0.80%
	Hypothetical example	1,000.00	1,020.90	4.02	0.80%
Series NAV	Actual expenses/actual returns	1,000.00	1,012.20	2.75	0.55%
	Hypothetical example	1,000.00	1,022.10	2.77	0.55%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
5

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

Active Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.8%
U.S. Treasury Bonds - 7.4%
1.250%, 05/15/2050	$2,000,000	$1,920,078	0.3%
2.000%, 02/15/2050	3,597,000	4,117,160	0.6%
2.250%, 08/15/2049	8,679,000	10,432,429	1.4%
2.500%, 02/15/2045	4,501,000	5,550,120	0.7%
2.750%, 11/15/2042	5,155,000	6,601,219	0.9%
2.875%, 05/15/2049	3,000,000	4,056,328	0.5%
3.000%, 02/15/2047	8,272,000	11,263,814	1.5%
3.125%, 11/15/2041	5,430,000	7,352,559	1.0%
3.375%, 11/15/2048	2,300,000	3,377,855	0.5%
		54,671,562
U.S. Treasury Inflation Protected Securities - 0.3%
0.250%, 07/15/2029	1,774,514	1,942,443	0.3%
		1,942,443
U.S. Treasury Notes - 5.4%
0.250%, 06/30/2025	7,325,000	7,310,693	1.0%
0.625%, 05/15/2030	4,159,000	4,146,328	0.6%
1.625%, 09/30/2026	1,395,000	1,498,099	0.2%
2.375%, 05/15/2027 to 05/15/2029	13,000,000	14,849,688	2.0%
2.875%, 08/15/2028	10,000,000	11,841,406	1.6%
		39,646,214
Federal Home Loan Mortgage Corp. - 5.6%
3.000%, 03/01/2043 to 01/01/2050	14,793,161	15,750,444	2.2%
3.000%, 01/01/2050 (A)	3,042,122	3,229,293	0.4%
3.500%, 10/01/2046 to 12/01/2049	14,897,333	16,037,054	2.2%
4.000%, 01/01/2041 to 12/01/2048	4,029,465	4,357,044	0.5%
4.500%, 09/01/2023 to 10/01/2041	2,169,435	2,402,780	0.3%
		41,776,615
Federal National Mortgage Association - 16.8%
3.000%, 01/01/2043 to 11/01/2049	17,173,497	18,296,946	2.5%
3.000%, TBA (A)	26,250,000	27,635,302	3.7%
3.500%, 06/01/2042 to 03/01/2050	16,786,918	18,076,697	2.5%
3.500%, TBA (A)	25,000,000	26,289,063	3.6%
4.000%, 10/01/2025 to 11/01/2045	6,518,541	7,117,867	1.0%
4.000%, TBA (A)	16,000,000	16,951,875	2.3%
4.500%, 05/01/2041	1,849,972	2,057,666	0.3%
5.000%, 01/01/2022 to 02/01/2036	1,699,734	1,943,034	0.2%
5.500%, 09/01/2034 to 01/01/2037	2,143,969	2,498,930	0.4%
6.000%, 05/01/2035 to 02/01/2036	1,619,056	1,909,584	0.2%
OTHER SECURITIES		1,336,711	0.1%
		124,113,675
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Government National Mortgage Association - 0.3%
4.000%, 02/15/2041	$1,709,604	$1,879,405	0.3%
OTHER SECURITIES		731,769	0.0%
		2,611,174
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $246,833,342)		$264,761,683
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Argentina - 0.0%		5,988	0.0%
Germany - 0.2%		1,350,682	0.2%
Mexico - 0.1%		568,483	0.1%
Panama - 0.1%		685,758	0.1%
Qatar - 0.1%		804,594	0.1%
Saudi Arabia - 0.1%		743,424	0.1%
United Kingdom - 0.0%		157,286	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,112,552)		$4,316,215
CORPORATE BONDS - 46.6%
Communication services - 5.3%
Verizon Communications, Inc. 4.272%, 01/15/2036	1,311,000	1,623,077	0.2%
OTHER SECURITIES		37,256,357	5.1%
		38,879,434
Consumer discretionary - 4.3%		31,736,416	4.3%
Consumer staples - 1.7%		12,924,244	1.7%
Energy - 4.0%
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,459,186	0.2%
OTHER SECURITIES		28,195,194	3.8%
		29,654,380
Financials - 12.7%
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,499,687	0.2%
Stifel Financial Corp. 4.250%, 07/18/2024	1,596,000	1,698,421	0.2%
OTHER SECURITIES		90,323,573	12.3%
		93,521,681
Health care - 3.1%
AbbVie, Inc. 3.200%, 11/21/2029 (B)	1,651,000	1,836,075	0.3%
OTHER SECURITIES		21,191,501	2.8%
		23,027,576
Industrials - 5.2%
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030 (B)	1,384,000	1,541,818	0.2%
OTHER SECURITIES		36,893,556	5.0%
		38,435,374
Information technology - 4.1%
Broadcom Corp. 3.875%, 01/15/2027	1,827,000	1,975,101	0.3%
Micron Technology, Inc. 5.327%, 02/06/2029	1,658,000	1,983,258	0.3%
PayPal Holdings, Inc. 2.850%, 10/01/2029	1,818,000	1,989,382	0.3%
OTHER SECURITIES		24,612,877	3.2%
		30,560,618

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Materials - 1.4%		$10,338,020	1.4%
Real estate - 2.8%		20,629,483	2.8%
Utilities - 2.0%		14,895,282	2.0%
TOTAL CORPORATE BONDS (Cost $322,382,762)		$344,602,508
CONVERTIBLE BONDS - 0.1%
Energy - 0.1%		531,102	0.1%
TOTAL CONVERTIBLE BONDS (Cost $536,512)		$531,102
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		1,222,310	0.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,388,350)		$1,222,310
MUNICIPAL BONDS - 0.5%		3,915,477	0.5%
TOTAL MUNICIPAL BONDS (Cost $3,806,167)		$3,915,477
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.1%
Commercial and residential - 6.2%
Americold LLC Series 2010-ARTA, Class D, 7.443%, 01/14/2029 (B)	$1,789,000	1,792,474	0.3%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (B)	1,400,000	1,487,563	0.2%
OTHER SECURITIES		42,669,617	5.7%
		45,949,654
Federal Home Loan Mortgage Corp. - 0.7%		4,824,210	0.7%
Federal National Mortgage Association - 0.7%
Series 2012-21, Class PA, 2.000%, 03/25/2041	2,128,175	2,187,880	0.3%
OTHER SECURITIES		3,292,119	0.4%
		5,479,999
Government National Mortgage Association - 0.5%		3,786,318	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,241,494)		$60,040,181
ASSET BACKED SECURITIES - 6.5%
Capital One Multi-Asset Execution Trust Series 2015-A8, Class A8, 2.050%, 08/15/2023	3,500,000	3,516,844	0.5%
Capital One Multi-Asset Execution Trust Series 2016-A7, Class A7 (1 month LIBOR + 0.510%), 0.695%, 09/16/2024 (C)	3,123,000	3,136,403	0.4%
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%), 0.735%, 06/15/2023 (C)	4,500,000	4,516,243	0.6%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1 month LIBOR + 0.370%), 0.545%, 08/08/2024 (C)	$3,000,000	$3,009,891	0.4%
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1, 6.250%, 10/25/2036 (B)	2,560,000	2,658,018	0.4%
OTHER SECURITIES		30,841,333	4.2%
TOTAL ASSET BACKED SECURITIES (Cost $47,017,507)		$47,678,732
PREFERRED SECURITIES - 0.2%
Consumer staples - 0.0%		180,604	0.0%
Financials - 0.0%		271,635	0.0%
Information technology - 0.1%		369,964	0.1%
Utilities - 0.1%		345,648	0.1%
TOTAL PREFERRED SECURITIES (Cost $1,221,607)		$1,167,851
ESCROW CERTIFICATES - 0.0%		5,304	0.0%
TOTAL ESCROW CERTIFICATES (Cost $0)		$5,304
SHORT-TERM INVESTMENTS - 9.7%
Short-term funds - 9.3%
John Hancock Collateral Trust, 0.2429% (D)(E)	424,837	4,253,166	0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (D)	64,797,092	64,797,092	8.7%
		69,050,258
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $2,978,000 on 7-1-20, collateralized by $3,030,600 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $3,037,660)	$2,978,000	2,978,000	0.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $72,028,333)		$72,028,258
Total Investments (Active Bond Trust) (Cost $761,568,626) - 108.3%		$800,269,621	108.3%
Other assets and liabilities, net - (8.3)%		(61,585,197)	(8.3%)
TOTAL NET ASSETS - 100.0%		$738,684,424	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $134,981,016 or 18.3% of the fund's net assets as of 6-30-20.

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
Active Bond Trust (continued)
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	84	Short	Sep 2020	$(11,610,076)	$(11,690,437)	$(80,361)
Ultra U.S. Treasury Bond Futures	7	Short	Sep 2020	(1,525,047)	(1,527,094)	(2,047)
						$(82,408)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.2%
U.S. Treasury Bonds - 6.6%
1.250%, 05/15/2050	$7,561,000	$7,258,855	0.8%
2.000%, 02/15/2050	4,301,000	4,922,965	0.5%
2.750%, 11/15/2042	19,458,000	24,916,881	2.5%
2.875%, 05/15/2043	12,977,000	16,949,179	1.7%
3.125%, 08/15/2044	8,218,000	11,202,803	1.1%
		65,250,683
U.S. Treasury Notes - 8.3%
0.125%, 05/31/2022 to 06/30/2022	8,927,000	8,921,278	0.9%
0.250%, 06/15/2023 to 06/30/2025	12,571,000	12,578,639	1.3%
1.125%, 05/15/2040	10,398,000	10,299,706	1.0%
1.375%, 01/31/2021 to 05/31/2021	34,186,000	34,493,445	3.4%
2.250%, 04/30/2021	4,770,000	4,852,171	0.5%
2.500%, 02/28/2026	3,243,000	3,631,020	0.4%
3.125%, 05/15/2021	4,453,000	4,567,456	0.5%
OTHER SECURITIES		3,546,463	0.3%
		82,890,178
Federal Home Loan Mortgage Corp. - 5.9%
3.500%, 02/01/2048 to 11/01/2049	6,011,486	6,437,965	0.7%
4.000%, 01/01/2035 to 11/01/2049	30,887,843	33,760,942	3.4%
4.500%, 06/01/2039 to 08/01/2049	12,352,313	13,649,151	1.3%
5.000%, 09/01/2048 to 03/01/2049	4,406,612	4,952,582	0.5%
OTHER SECURITIES		291,054	0.0%
		59,091,694
Federal National Mortgage Association - 26.1%
2.000%, TBA (A)	34,500,000	35,537,292	3.6%
2.500%, TBA (A)	76,600,000	79,644,767	8.0%
2.662%, (12 month LIBOR + 1.586%), 01/01/2046 (B)	2,988,478	3,096,512	0.3%
3.000%, 12/01/2034 to 02/01/2050	2,658,714	2,841,741	0.3%
3.000%, TBA (A)	3,700,000	3,895,262	0.4%
4.000%, 07/01/2033 to 01/01/2059	43,874,150	48,275,308	5.0%
4.500%, 05/01/2034 to 01/01/2059	34,295,132	38,391,696	3.8%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.000%, 07/01/2044 to 11/01/2049	$33,510,668	$37,823,569	3.8%
5.500%, 12/01/2048 to 06/01/2049	4,244,933	4,787,038	0.4%
OTHER SECURITIES		6,337,960	0.5%
		260,631,145
Government National Mortgage Association - 6.3%
3.000%, 02/20/2050 to 03/20/2050	4,683,998	5,022,551	0.5%
3.000%, TBA (A)	3,100,000	3,270,037	0.3%
3.500%, 01/20/2048 to 08/20/2049	3,035,588	3,291,100	0.3%
4.000%, 06/20/2047 to 07/20/2049	21,949,203	23,666,242	2.4%
4.500%, 08/15/2047 to 05/20/2049	6,690,210	7,303,376	0.7%
5.000%, 12/20/2039 to 03/20/2049	15,905,731	17,455,704	1.8%
OTHER SECURITIES		2,610,780	0.3%
		62,619,790
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $522,042,418)		$530,483,490
FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Colombia - 0.1%		778,335	0.1%
Indonesia - 0.1%		643,827	0.1%
Israel - 0.1%		766,642	0.1%
Japan - 0.1%		853,149	0.1%
Mexico - 0.5%		5,363,584	0.5%
Paraguay - 0.1%		1,571,193	0.1%
Peru - 0.1%		637,680	0.1%
Qatar - 0.2%		2,433,811	0.2%
United Arab Emirates - 0.2%		1,907,220	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,058,806)		$14,955,441
CORPORATE BONDS - 34.4%
Communication services - 3.3%		32,969,390	3.3%

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer discretionary - 2.4%		$23,961,241	2.4%
Consumer staples - 1.8%		17,765,817	1.8%
Energy - 3.1%		30,484,995	3.1%
Financials - 10.0%
Asian Development Bank 0.625%, 04/07/2022	$2,838,000	2,856,148	0.3%
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.750%) 04/08/2026	3,649,000	3,912,293	0.4%
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	3,246,000	3,298,491	0.3%
The Goldman Sachs Group, Inc. 3.500% 04/01/2025 to 11/16/2026	5,275,000	5,788,272	0.5%
OTHER SECURITIES		83,625,504	8.5%
		99,480,708
Health care - 4.0%		39,607,075	4.0%
Industrials - 2.0%		20,084,413	2.0%
Information technology - 2.9%		28,623,890	2.9%
Materials - 0.9%		8,724,179	0.9%
Real estate - 0.9%		9,532,186	0.9%
Utilities - 3.1%		31,452,704	3.1%
TOTAL CORPORATE BONDS (Cost $323,611,364)		$342,686,598
MUNICIPAL BONDS - 0.7%		6,372,897	0.7%
TOTAL MUNICIPAL BONDS (Cost $5,139,346)		$6,372,897
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.2%
Commercial and residential - 4.0%		40,211,880	4.0%
Federal Home Loan Mortgage Corp. - 1.8%
Series 4988, Class AF (1 month LIBOR + 0.350%), 0.540%, 10/15/2037 (B)	3,179,000	3,172,552	0.3%
Series 4742, Class PA, 3.000%, 10/15/2047	3,862,873	4,102,256	0.4%
Series 264, Class 30, 3.000%, 07/15/2042	2,721,168	2,943,398	0.3%
OTHER SECURITIES		7,477,917	0.8%
		17,696,123
Federal National Mortgage Association - 3.0%
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,717,794	2,808,490	0.3%
Series 2016-57, Class PC, 1.750%, 06/25/2046	5,080,006	5,244,594	0.5%
Series 2016-48, Class MA, 2.000%, 06/25/2038	3,575,151	3,702,180	0.4%
Series 414, Class A35, 3.500%, 10/25/2042	2,721,447	2,901,268	0.3%
OTHER SECURITIES		14,846,888	1.5%
		29,503,420
Government National Mortgage Association - 0.4%		4,000,279	0.4%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $87,914,653)		$91,411,702
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES - 9.7%
Ford Credit Auto Owner Trust Series 2018-1, Class A, 3.190%, 07/15/2031 (C)	$3,375,000	$3,614,004	0.4%
Nelnet Student Loan Trust Series 2005-1, Class A5 (3 month LIBOR + 0.110%), 1.101%, 10/25/2033 (B)	4,216,572	3,991,273	0.4%
Nelnet Student Loan Trust Series 2005-2, Class A5 (3 month LIBOR + 0.100%), 0.406%, 03/23/2037 (B)	4,892,599	4,632,000	0.5%
Nelnet Student Loan Trust Series 2005-3, Class A5 (3 month LIBOR + 0.120%), 0.426%, 12/24/2035 (B)	2,998,207	2,867,956	0.3%
SMB Private Education Loan Trust Series 2020-PTA, Class A2A, 1.600%, 09/15/2054 (C)	4,185,000	4,126,779	0.4%
Toyota Auto Loan Extended Note Trust Series 2020-1A, Class A, 1.350%, 05/25/2033 (C)	4,847,000	4,919,456	0.5%
OTHER SECURITIES		73,038,590	7.2%
TOTAL ASSET BACKED SECURITIES (Cost $96,870,090)		$97,190,058
SHORT-TERM INVESTMENTS - 3.9%
Short-term funds - 3.9%
John Hancock Collateral Trust, 0.2429% (D)(E)	541,841	5,424,535	0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (D)	33,546,955	33,546,955	3.4%
		38,971,490
TOTAL SHORT-TERM INVESTMENTS (Cost $38,971,559)		$38,971,490
Total Investments (Core Bond Trust) (Cost $1,088,608,236) - 112.6%		$1,122,071,676	112.6%
Other assets and liabilities, net - (12.6)%		(125,186,006)	(12.6%)
TOTAL NET ASSETS - 100.0%		$996,885,670	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $147,359,276 or 14.8% of the fund's net assets as of 6-30-20.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.4%		$749,502	0.4%
Brazil - 0.3%		549,152	0.3%
Indonesia - 0.0%		5,445	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,692,117)		$1,304,099
CORPORATE BONDS - 85.3%
Communication services - 16.2%
Altice France SA 7.375%, 05/01/2026 (A)	$2,660,000	2,776,853	1.5%
CCO Holdings LLC 4.500% 08/15/2030 to 05/01/2032 (A)	940,000	956,710	0.6%
CCO Holdings LLC 5.125%, 05/01/2027 (A)	1,060,000	1,096,676	0.6%
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)	770,000	792,138	0.4%
CSC Holdings LLC 6.500%, 02/01/2029 (A)	800,000	874,000	0.5%
DISH DBS Corp. 5.875%, 11/15/2024	840,000	835,019	0.5%
DISH DBS Corp. 7.750%, 07/01/2026 (B)	1,770,000	1,876,395	1.0%
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)	1,010,000	964,550	0.5%
Netflix, Inc. 6.375%, 05/15/2029	700,000	815,500	0.5%
Sprint Corp. 7.250%, 09/15/2021	750,000	786,263	0.4%
Sprint Corp. 7.875%, 09/15/2023	2,170,000	2,443,963	1.4%
Telecom Italia SpA 5.303%, 05/30/2024 (A)	800,000	833,016	0.5%
Virgin Media Secured Finance PLC 5.500% 08/15/2026 to 05/15/2029 (A)	1,810,000	1,861,735	1.0%
OTHER SECURITIES		12,354,417	6.8%
		29,267,235
Consumer discretionary - 16.3%
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	895,199	984,719	0.5%
Boyne USA, Inc. 7.250%, 05/01/2025 (A)	960,000	1,005,600	0.6%
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	1,034,800	0.6%
Ford Motor Company 9.000%, 04/22/2025	970,000	1,048,813	0.6%
Ford Motor Credit Company LLC 3.087%, 01/09/2023	1,100,000	1,045,682	0.6%
L Brands, Inc. 5.250%, 02/01/2028	1,020,000	806,990	0.4%
Lennar Corp. 5.875%, 11/15/2024	810,000	885,128	0.5%
NCL Corp., Ltd. 12.250%, 05/15/2024 (A)	730,000	763,544	0.4%
Viking Cruises, Ltd. 13.000%, 05/15/2025 (A)	910,000	960,050	0.5%
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,525,000	1,132,313	0.6%
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer discretionary (continued)
OTHER SECURITIES		$19,886,072	11.0%
		29,553,711
Consumer staples - 2.3%
Lamb Weston Holdings, Inc. 4.875% 11/01/2026 to 05/15/2028 (A)	$790,000	820,591	0.5%
OTHER SECURITIES		3,331,293	1.8%
		4,151,884
Energy - 10.2%
MEG Energy Corp. 7.125%, 02/01/2027 (A)	1,120,000	931,000	0.5%
The Williams Companies, Inc. 7.500%, 01/15/2031	780,000	999,004	0.6%
Western Midstream Operating LP 3.100%, 02/01/2025	1,080,000	1,021,918	0.6%
WPX Energy, Inc. 8.250%, 08/01/2023	870,000	965,700	0.5%
OTHER SECURITIES		14,545,610	8.0%
		18,463,232
Financials - 8.6%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)	1,160,000	1,218,000	0.7%
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.180%) 12/23/2025 (A)(C)	890,000	1,015,713	0.6%
DAE Funding LLC 5.750%, 11/15/2023 (A)	1,170,000	1,114,425	0.6%
Quicken Loans LLC 5.250%, 01/15/2028 (A)	880,000	915,200	0.5%
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.600%) 08/15/2021 (C)	1,180,000	1,226,905	0.7%
OTHER SECURITIES		10,155,439	5.5%
		15,645,682
Health care - 8.1%
Bausch Health Companies, Inc. 6.250%, 02/15/2029 (A)	1,460,000	1,467,300	0.8%
Bausch Health Companies, Inc. 9.000%, 12/15/2025 (A)	1,190,000	1,281,880	0.7%
HCA, Inc. 5.625%, 09/01/2028	1,300,000	1,450,033	0.8%
Tenet Healthcare Corp. 6.750%, 06/15/2023	850,000	843,625	0.5%
OTHER SECURITIES		9,536,847	5.3%
		14,579,685
Industrials - 9.3%
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,050,000	1,373,500	0.8%
Prime Security Services Borrower LLC 5.750%, 04/15/2026 (A)	840,000	870,450	0.5%
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	866,548	0.5%

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials (continued)
OTHER SECURITIES		$13,687,558	7.5%
		16,798,056
Information technology - 3.7%
CommScope, Inc. 8.250%, 03/01/2027 (A)(B)	$1,260,000	1,294,902	0.7%
OTHER SECURITIES		5,417,468	3.0%
		6,712,370
Materials - 6.1%
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (A)	1,070,000	1,095,413	0.6%
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,140,000	1,117,200	0.6%
Greif, Inc. 6.500%, 03/01/2027 (A)(B)	1,010,000	1,028,049	0.6%
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	890,000	852,175	0.5%
OTHER SECURITIES		6,907,818	3.8%
		11,000,655
Real estate - 4.1%
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,410,000	1,332,450	0.7%
VICI Properties LP 4.625%, 12/01/2029 (A)	930,000	906,750	0.5%
OTHER SECURITIES		5,105,538	2.9%
		7,344,738
Utilities - 0.4%		669,888	0.4%
TOTAL CORPORATE BONDS (Cost $160,549,119)		$154,187,136
CONVERTIBLE BONDS - 0.7%
Communication services - 0.4%		729,314	0.4%
Energy - 0.1%		139,114	0.1%
Information technology - 0.2%		354,383	0.2%
TOTAL CONVERTIBLE BONDS (Cost $1,343,402)		$1,222,811
TERM LOANS (D) - 6.4%
Communication services - 0.3%		602,715	0.3%
Consumer discretionary - 1.5%		2,730,791	1.5%
Energy - 0.2%		332,053	0.2%
Financials - 0.8%		1,368,509	0.8%
Health care - 1.5%		2,607,542	1.5%
Industrials - 1.6%
United Airlines, Inc., 2020 Term Loan B 06/25/2027 TBD (E)	880,000	873,030	0.5%
OTHER SECURITIES		2,020,633	1.1%
		2,893,663
Information technology - 0.3%		569,335	0.3%
Real estate - 0.2%		422,565	0.2%
TOTAL TERM LOANS (Cost $12,761,428)		$11,527,173
ASSET BACKED SECURITIES - 3.3%		6,009,340	3.3%
TOTAL ASSET BACKED SECURITIES (Cost $6,873,383)		$6,009,340
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 0.5%
Communication services - 0.0%		$0	0.0%
Energy - 0.5%		888,827	0.5%
TOTAL COMMON STOCKS (Cost $9,774,339)		$888,827
PREFERRED SECURITIES - 0.9%
Financials - 0.8%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.177% (F)	51,072	1,145,034	0.7%
OTHER SECURITIES		203,415	0.1%
		1,348,449
Industrials - 0.1%		216,412	0.1%
TOTAL PREFERRED SECURITIES (Cost $1,619,038)		$1,564,861
ESCROW CERTIFICATES - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $391,849)		$0
SHORT-TERM INVESTMENTS - 5.4%
Short-term funds - 5.4%
John Hancock Collateral Trust, 0.2429% (G)(H)	979,096	9,802,025	5.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $9,802,264)		$9,802,025
Total Investments (High Yield Trust) (Cost $205,806,939) - 103.2%		$186,506,272	103.2%
Other assets and liabilities, net - (3.2)%		(5,737,289)	(3.2%)
TOTAL NET ASSETS - 100.0%		$180,768,983	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $105,176,948 or 58.2% of the fund's net assets as of 6-30-20.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Sep 2020	$10,170,364	$10,185,117	$14,753
10-Year U.S. Treasury Note Futures	3	Short	Sep 2020	(416,323)	(417,516)	(1,193)
						$13,560
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	707,991	USD	517,189	BNP	7/16/2020	$4,334	—
EUR	60,000	USD	67,356	BNP	7/16/2020	74	—
MXN	1,174,325	USD	46,935	JPM	7/16/2020	4,061	—
USD	507,491	CAD	707,991	BNP	7/16/2020	—	$(14,031)
USD	517,268	CAD	707,991	BNP	10/16/2020	—	(4,344)
USD	74,339	EUR	68,000	BNP	7/16/2020	—	(2,081)
USD	64,879	EUR	59,131	JPM	7/16/2020	—	(1,574)
USD	67,495	EUR	60,000	BNP	10/16/2020	—	(77)
						$8,469	$(22,107)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	3.523%	513,000	USD	$513,000	5.000%	Semi-Annual	Jun 2023	$(32,190)	$53,848	$21,658
					$513,000				$(32,190)	$53,848	$21,658
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 56.2%
U.S. Treasury Bonds - 13.5%
2.250%, 08/15/2046	$975,000	$1,155,870	0.4%
2.500%, 02/15/2045 (A)	1,204,000	1,484,635	0.6%
2.500%, 02/15/2046	648,000	802,178	0.3%
2.875%, 05/15/2043	1,170,000	1,528,130	0.6%
3.000%, 11/15/2044 to 02/15/2048	4,148,000	5,633,137	2.2%
3.000%, 11/15/2045 (A)	3,372,000	4,543,375	1.8%
3.125%, 08/15/2044 (A)	5,535,000	7,545,329	3.0%
3.125%, 05/15/2048	3,205,000	4,489,379	1.8%
3.625%, 08/15/2043	680,000	992,959	0.4%
3.750%, 11/15/2043 (A)	2,908,000	4,326,672	1.7%
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.375%, 11/15/2039 (A)	$1,170,000	$1,839,322	0.7%
OTHER SECURITIES		4,457	0.0%
		34,345,443
U.S. Treasury Inflation Protected Securities - 2.6%
0.375%, 01/15/2027	1,348,270	1,454,381	0.6%
0.625%, 01/15/2026 (A)	1,996,650	2,164,151	0.8%
0.875%, 01/15/2029	1,528,508	1,742,542	0.7%
1.000%, 02/15/2048 to 02/15/2049	768,406	1,020,514	0.4%

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Securities (continued)
OTHER SECURITIES		$205,080	0.1%
		6,586,668
Federal Home Loan Mortgage Corp. - 2.7%
3.000%, 12/01/2046 to 06/01/2049	$3,229,906	3,402,865	1.3%
3.500%, 03/01/2048 to 06/01/2048	3,212,241	3,382,345	1.3%
OTHER SECURITIES		174,700	0.1%
		6,959,910
Federal National Mortgage Association - 23.2%
2.000%, TBA (B)	5,400,000	5,579,633	2.2%
2.500%, 07/01/2030 to 04/01/2045	1,448,584	1,533,697	0.6%
2.500%, TBA (B)	22,000,000	22,912,884	9.0%
2.660%, 03/01/2027	811,511	889,197	0.3%
2.720%, 03/01/2027	735,378	771,311	0.3%
3.000%, TBA (B)	6,100,000	6,416,539	2.5%
3.500%, 06/01/2046 to 05/01/2048	9,034,546	9,549,342	3.7%
4.000%, TBA (B)	5,800,000	6,145,055	2.4%
4.500%, TBA (B)	3,300,000	3,545,438	1.4%
5.000%, TBA (B)	1,800,000	1,965,848	0.8%
		59,308,944
Government National Mortgage Association - 14.2%
2.500%, TBA (B)	9,900,000	10,405,432	4.1%
3.000%, TBA (B)	11,500,000	12,177,502	4.8%
3.500%, TBA (B)	5,400,000	5,696,981	2.2%
4.000%, TBA (B)	2,600,000	2,755,985	1.1%
4.500%, TBA (B)	4,600,000	4,912,042	1.9%
OTHER SECURITIES		299,943	0.1%
		36,247,885
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $135,160,993)		$143,448,850
FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
Argentina - 0.0%		55,406	0.0%
Bahrain - 0.1%		227,340	0.1%
Canada - 0.0%		62,631	0.0%
Chile - 0.1%		275,600	0.1%
Dominican Republic - 0.2%		387,813	0.2%
Egypt - 0.1%		204,700	0.1%
Ghana - 0.2%		435,904	0.2%
Hungary - 0.0%		89,438	0.0%
Indonesia - 0.1%		208,033	0.1%
Macedonia - 0.1%		302,061	0.1%
Mexico - 0.1%		259,088	0.1%
Panama - 0.1%		244,702	0.1%
Peru - 0.0%		72,695	0.0%
Qatar - 0.4%		970,188	0.4%
Romania - 0.3%		746,336	0.3%
Saudi Arabia - 0.1%		254,496	0.1%
Senegal - 0.1%		258,877	0.1%
Tunisia - 0.1%		201,682	0.1%
United Arab Emirates - 0.3%		713,461	0.3%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,839,574)		$5,970,451
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 38.2%
Communication services - 5.7%
ViacomCBS, Inc. 4.950%, 01/15/2031	$710,000	$830,281	0.3%
OTHER SECURITIES		13,851,656	5.4%
		14,681,937
Consumer discretionary - 1.8%		4,512,549	1.8%
Consumer staples - 2.9%		7,350,581	2.9%
Energy - 2.1%		5,343,048	2.1%
Financials - 9.0%
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	740,000	808,223	0.3%
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	640,000	798,595	0.3%
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	764,615	0.3%
OTHER SECURITIES		20,720,787	8.1%
		23,092,220
Health care - 3.8%		9,705,175	3.8%
Industrials - 2.9%
Otis Worldwide Corp. 2.565%, 02/15/2030 (C)	875,000	917,562	0.4%
OTHER SECURITIES		6,510,627	2.5%
		7,428,189
Information technology - 3.8%
Broadcom, Inc. 5.000%, 04/15/2030 (C)	785,000	902,058	0.4%
Fiserv, Inc. 2.250%, 06/01/2027	725,000	757,994	0.3%
OTHER SECURITIES		7,989,671	3.1%
		9,649,723
Materials - 1.5%		3,861,746	1.5%
Real estate - 0.9%		2,321,290	0.9%
Utilities - 3.8%		9,736,483	3.8%
TOTAL CORPORATE BONDS (Cost $91,210,353)		$97,682,941
MUNICIPAL BONDS - 2.2%
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	705,000	822,397	0.3%
New York Transportation Development Corp. 4.248%, 09/01/2035	825,000	899,209	0.4%
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	872,438	0.3%
OTHER SECURITIES		3,047,665	1.2%
TOTAL MUNICIPAL BONDS (Cost $5,246,733)		$5,641,709
TERM LOANS (D) - 1.5%
Communication services - 0.3%		740,555	0.3%
Consumer discretionary - 0.4%		940,391	0.4%
Consumer staples - 0.2%		566,253	0.2%
Energy - 0.0%		12,230	0.0%
Financials - 0.1%		306,554	0.1%
Health care - 0.2%		501,866	0.2%

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Industrials - 0.2%		$580,836	0.2%
Information technology - 0.1%		233,082	0.1%
TOTAL TERM LOANS (Cost $4,336,786)		$3,881,767
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.7%
Commercial and residential - 11.0%
BBCMS Mortgage Trust Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 1.035%, 08/15/2036 (C)(E)	$949,000	906,243	0.4%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	800,000	850,036	0.3%
OTHER SECURITIES		26,245,879	10.3%
		28,002,158
Federal Home Loan Mortgage Corp. - 1.0%		2,687,033	1.0%
Federal National Mortgage Association - 3.6%		9,116,206	3.6%
Government National Mortgage Association - 0.1%		292,806	0.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,634,701)		$40,098,203
ASSET BACKED SECURITIES - 9.8%
Legacy Mortgage Asset Trust Series 2018-GS1, Class A1, 4.000%, 03/25/2058 (C)	788,955	808,195	0.3%
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%), 1.810%, 04/30/2027 (C)(E)	1,025,000	1,014,787	0.4%
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%), 2.055%, 10/20/2027 (C)(E)	1,259,122	1,244,949	0.5%
Springleaf Funding Trust Series 2017-AA, Class A, 2.680%, 07/15/2030 (C)	900,000	899,186	0.4%
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%), 2.099%, 07/15/2027 (C)(E)	800,033	790,016	0.3%
OTHER SECURITIES		20,376,828	7.9%
TOTAL ASSET BACKED SECURITIES (Cost $25,313,503)		$25,133,961
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PURCHASED OPTIONS - 0.0%
Puts - 0.0%		$527	0.0%
TOTAL PURCHASED OPTIONS (Cost $36,698)		$527
CERTIFICATE OF DEPOSIT - 0.0%		50,052	0.0%
TOTAL CERTIFICATE OF DEPOSIT (Cost $50,002)		$50,052
SHORT-TERM INVESTMENTS - 5.3%
Foreign government - 0.1%		101,763	0.1%
Short-term funds - 0.6%
John Hancock Collateral Trust, 0.2429% (F)(G)	162,654	1,628,373	0.6%
Repurchase agreement - 4.6%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-20 at 0.090% to be repurchased at $11,800,030 on 7-1-20, collateralized by $12,043,700 U.S. Treasury Notes, 0.125% due 5-31-22 (valued at $12,036,010)	$11,800,000	11,800,000	4.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $13,532,462)		$13,530,136
Total Investments (Investment Quality Bond Trust) (Cost $320,361,805) - 131.3%		$335,438,597	131.3%
Other assets and liabilities, net - (31.3)%		(79,879,900)	(31.3%)
TOTAL NET ASSETS - 100.0%		$255,558,697	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $73,030,992 or 28.6% of the fund's net assets as of 6-30-20.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	71	Long	Sep 2020	$8,914,669	$8,927,695	$13,026
10-Year U.S. Treasury Note Futures	9	Short	Sep 2020	(1,247,688)	(1,252,547)	(4,859)
10-Year U.S. Treasury Note Futures	40	Short	Sep 2020	(6,287,989)	(6,299,374)	(11,385)
Euro-Buxl Futures	1	Short	Sep 2020	(236,257)	(247,125)	(10,868)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	9	Short	Sep 2020	(1,780,018)	(1,784,881)	$(4,863)
U.S. Treasury Long Bond Futures	14	Short	Sep 2020	(2,483,627)	(2,499,875)	(16,248)
Ultra U.S. Treasury Bond Futures	51	Short	Sep 2020	(11,116,782)	(11,125,969)	(9,187)
						$(44,384)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	76,628	CAD	100,000	MSI	7/2/2020	$2,968	—
USD	64,096	CAD	85,000	SSB	7/7/2020	1,484	—
USD	11,414	CAD	15,000	CITI	8/14/2020	364	—
USD	38,265	CAD	50,000	JPM	8/14/2020	1,431	—
USD	30,160	CAD	40,000	MSI	8/14/2020	693	—
USD	226,131	CAD	300,000	HSBC	11/25/2020	5,084	—
USD	1,407,549	EUR	1,247,000	JPM	9/16/2020	4,202	—
USD	27,980	EUR	25,000	MSI	11/27/2020	—	$(207)
USD	198,916	GBP	157,000	BNP	9/16/2020	4,291	—
USD	272,467	MXN	5,530,000	GSI	6/10/2021	41,434	—
						$61,951	$(207)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(1,618,944)	$(1,618,944)
JPM	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(972,714)	(972,714)
								—	$(2,591,658)	$(2,591,658)
Centrally cleared	3,540,000	USD	Fixed 2.360%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(288,523)	(288,523)
Centrally cleared	1,470,000	USD	Fixed 2.358%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(119,693)	(119,693)
Centrally cleared	1,620,000	USD	Fixed 1.625%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Nov 2026	—	(158,100)	(158,100)
Centrally cleared	445,000	USD	Fixed 1.716%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2029	—	(46,121)	(46,121)
Centrally cleared	650,000	USD	Fixed 1.766%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2029	—	(70,515)	(70,515)
Centrally cleared	1,390,000	USD	Fixed 0.836%	USD LIBOR BBA	Semi-Annual	Quarterly	Mar 2030	—	(31,118)	(31,118)
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	$(33,872)	(728,347)	(762,219)
								$(33,872)	$(1,442,417)	$(1,476,289)
								$(33,872)	$(4,034,075)	$(4,067,947)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.AAA.12	1,360,000	USD	$1,360,000	0.500%	Monthly	Aug 2061	$24,872	$(19,809)	$5,063
GSI	CMBX.NA.AAA.12	335,000	USD	335,000	0.500%	Monthly	Aug 2061	803	444	1,247
				$1,695,000				$25,675	$(19,365)	$6,310
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	21.607%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,675)	$(16,929)	$(34,604)
GSI	CMBX.NA.BBB-.6	21.607%	140,000	USD	140,000	3.000%	Monthly	May 2063	(22,340)	(21,701)	(44,041)
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.6	21.607%	1,335,000	USD	$1,335,000	3.000%	Monthly	May 2063	$(81,849)	$(337,891)	$(419,740)
GSI	CMBX.NA.BBB-.6	21.607%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(86,120)	(350,912)	(437,032)
MSI	CMBX.NA.BBB-.6	21.607%	255,000	USD	255,000	3.000%	Monthly	May 2063	(39,602)	(40,615)	(80,217)
MSI	CMBX.NA.BBB-.6	21.607%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,527)	(20,368)	(40,895)
MSI	CMBX.NA.BBB-.6	21.607%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,504)	(17,673)	(36,177)
MSI	CMBX.NA.BBB-.6	21.607%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,108)	(10,598)	(21,706)
					$3,544,000				$(297,725)	$(816,687)	$(1,114,412)
Centrally cleared	CDX.EM.33	1.948%	2,807,250	USD	2,807,250	1.000%	Quarterly	Jun 2025	(315,352)	191,122	(124,230)
Centrally cleared	CDX.NA.IG.34	0.755%	675,000	USD	675,000	1.000%	Quarterly	Jun 2025	8,952	(739)	8,213
Centrally cleared	Republic of Brazil	2.505%	110,000	USD	110,000	1.000%	Quarterly	Jun 2025	(7,357)	(379)	(7,736)
Centrally cleared	Republic of South Africa	3.033%	115,000	USD	115,000	1.000%	Quarterly	Jun 2025	(10,250)	(534)	(10,784)
Centrally cleared	Republic of Turkey	4.810%	125,000	USD	125,000	1.000%	Quarterly	Jun 2025	(20,159)	(606)	(20,765)
Centrally cleared	Russian Federation	1.102%	105,000	USD	105,000	1.000%	Quarterly	Jun 2025	(40)	(456)	(496)
					$3,937,250				$(344,206)	$188,408	$(155,798)
					$7,481,250				$(641,931)	$(628,279)	$(1,270,210)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT - 24.1%
U.S. Treasury Bills - 22.5%
0.081%, 07/02/2020	$73,426,100	$73,425,937	3.1%
0.099%, 07/28/2020	73,415,200	73,409,804	3.0%
0.127%, 07/07/2020	73,337,600	73,336,072	3.0%
0.132%, 08/20/2020	28,636,500	28,631,330	1.2%
0.132%, 07/30/2020	55,106,100	55,100,329	2.3%
0.133%, 08/25/2020	36,795,600	36,788,208	1.5%
0.137%, 11/05/2020	36,816,000	36,798,466	1.5%
0.150%, 09/24/2020	55,067,400	55,048,222	2.3%
0.152%, 08/11/2020	54,971,400	54,962,009	2.3%
0.152%, 07/23/2020	36,594,600	36,591,246	1.5%
0.304%, 07/16/2020	18,327,700	18,325,409	0.8%
		542,417,032
U.S. Treasury Notes - 1.6%		38,018,932	1.6%
TOTAL U.S. GOVERNMENT (Cost $580,435,964)		$580,435,964
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY - 65.1%
Federal Agricultural Mortgage Corp. - 6.8%
0.191%, (1 month LIBOR + 0.010%), 06/04/2021 (A)	$17,000,000	$17,000,000	0.7%
0.261%, (1 month LIBOR + 0.060%), 10/01/2020 (A)	18,618,000	18,616,803	0.8%
1.415%, 08/21/2020	55,001,000	54,892,454	2.3%
OTHER SECURITIES		74,596,242	3.0%
		165,105,499
Federal Farm Credit Bank - 25.7%
0.122%, 07/17/2020	29,407,000	29,405,432	1.2%
0.132%, 08/03/2020	18,447,000	18,444,802	0.8%
0.151%, (1 month LIBOR + 0.010%), 07/30/2020 (A)	19,678,000	19,678,618	0.8%
0.156%, 11/23/2020	23,562,000	23,547,409	1.0%
0.167%, (U.S. Federal Funds Effective Rate + 0.085%), 03/10/2021 (A)	18,713,000	18,713,000	0.8%
0.183%, 02/18/2021	32,899,000	32,860,837	1.4%

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
0.187%, (1 month LIBOR), 09/25/2020 (A)	$16,549,000	$16,548,999	0.7%
0.219%, (1 month LIBOR), 12/16/2020 (A)	21,159,000	21,156,934	0.9%
0.298%, (Prime rate - 2.960%), 07/09/2020 (A)	21,474,000	21,473,980	0.9%
0.461%, 07/16/2020	20,000,000	20,017,508	0.8%
0.529%, 01/15/2021	18,661,000	18,607,630	0.8%
1.247%, 11/04/2020	19,887,000	19,801,784	0.8%
1.798%, 08/13/2020	18,719,000	18,679,425	0.8%
OTHER SECURITIES		340,465,971	14.0%
		619,402,329
Federal Home Loan Bank - 28.9%
0.106%, 07/31/2020	36,820,000	36,816,778	1.5%
0.112%, (SOFR + 0.030%), 09/04/2020 (A)	18,260,000	18,260,000	0.8%
0.117%, 07/06/2020	18,373,000	18,372,707	0.8%
0.117%, 07/24/2020	36,931,000	36,928,287	1.5%
0.117%, 07/17/2020	36,712,000	36,710,124	1.5%
0.122%, (SOFR + 0.040%), 07/02/2020 (A)	59,225,000	59,225,000	2.5%
0.127%, (SOFR + 0.040%), 08/14/2020 (A)	18,230,000	18,230,000	0.8%
0.132%, (SOFR + 0.030%), 08/05/2020 (A)	18,545,000	18,544,641	0.8%
0.137%, 08/18/2020	18,404,000	18,400,756	0.8%
0.141%, 08/21/2020	49,663,000	49,653,231	2.1%
0.152%, (SOFR + 0.080%), 10/02/2020 (A)	18,400,000	18,400,473	0.8%
0.152%, (SOFR + 0.070%), 08/26/2020 (A)	18,410,000	18,410,000	0.8%
0.162%, (SOFR + 0.080%), 09/11/2020 (A)	18,415,000	18,415,183	0.8%
0.172%, (SOFR + 0.090%), 12/04/2020 (A)	18,000,000	18,000,000	0.7%
0.172%, (SOFR + 0.090%), 11/30/2020 (A)	18,170,000	18,170,000	0.8%
0.179%, (1 month LIBOR), 11/24/2020 (A)	21,955,000	21,956,170	0.9%
0.188%, 05/26/2021	18,485,000	18,453,748	0.8%
0.200%, (SOFR + 0.100%), 12/23/2020 (A)	23,905,000	23,903,052	1.0%
0.203%, 09/28/2020	18,685,000	18,675,761	0.8%
0.913%, (3 month LIBOR - 0.170%), 01/08/2021 (A)	18,410,000	18,434,247	0.8%
OTHER SECURITIES		191,984,303	7.6%
		695,944,461
Federal Home Loan Mortgage Corp. - 0.7%		16,640,343	0.7%
Federal National Mortgage Association - 3.0%
0.152%, (SOFR + 0.070%), 12/11/2020 (A)	24,000,000	24,000,000	1.0%
OTHER SECURITIES		47,237,825	2.0%
		71,237,825
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,568,330,457)		$1,568,330,457
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
REPURCHASE AGREEMENT - 11.8%
Barclays Tri-Party Repurchase Agreement dated 6-30-20 at 0.060% to be repurchased at $136,000,227 on 7-1-20, collateralized by $100,568,100 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $138,720,297)	$136,000,000	$136,000,000	5.6%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.070% to be repurchased at $150,000,292 on 7-1-20, collateralized by $97,743,700 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-26 (valued at $111,209,518) and $38,411,500 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $41,790,521)	150,000,000	150,000,000	6.2%
TOTAL REPURCHASE AGREEMENT (Cost $286,000,000)		$286,000,000
Total Investments (Money Market Trust) (Cost $2,434,766,421) - 101.0%		$2,434,766,421	101.0%
Other assets and liabilities, net - (1.0)%		(24,555,420)	(1.0%)
TOTAL NET ASSETS - 100.0%		$2,410,211,001	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.9%
U.S. Treasury Inflation Protected Securities - 0.1%			$161,651	0.1%
Federal National Mortgage Association - 14.8%
2.500%, 05/01/2050		$1,877,802	1,957,135	1.1%
2.500%, TBA (A)		12,687,000	13,221,242	7.4%
3.000%, TBA (A)		10,824,000	11,395,219	6.3%
			26,573,596
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $26,507,003)			$26,735,247
FOREIGN GOVERNMENT OBLIGATIONS - 44.1%
Argentina - 0.2%			383,043	0.2%
Armenia - 0.1%			192,930	0.1%
Australia - 1.3%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	2,675,000	2,348,172	1.3%
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	3,425,000	737,043	0.4%

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 2.1%
Government of Canada 3.000%, 12/01/2036	CAD	724,829	$802,656	0.5%
Government of Canada 4.250%, 12/01/2026		2,488,175	2,377,860	1.3%
OTHER SECURITIES			468,002	0.3%
			3,648,518
Chile - 0.1%			194,850	0.1%
Colombia - 0.6%			1,114,929	0.6%
Croatia - 0.3%			469,965	0.3%
Czech Republic - 0.2%			371,795	0.2%
Dominican Republic - 0.1%			162,640	0.1%
Egypt - 0.2%			398,203	0.2%
Germany - 6.8%
Federal Republic of Germany, Inflation Linked Bond 0.100%, 04/15/2026	EUR	5,314,899	6,374,977	3.5%
Federal Republic of Germany, Inflation Linked Bond 0.500%, 04/15/2030		4,460,285	5,849,532	3.3%
			12,224,509
Greece - 0.6%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (B)*		337,270,000	1,083,719	0.6%
Hungary - 0.5%
Republic of Hungary 1.625%, 04/28/2032		560,000	630,544	0.3%
OTHER SECURITIES			293,732	0.2%
			924,276
Iceland - 1.6%
Republic of Iceland 5.000%, 11/15/2028	ISK	325,860,000	2,790,006	1.6%
Indonesia - 4.5%
Republic of Indonesia 3.375%, 07/30/2025	EUR	607,000	739,299	0.4%
Republic of Indonesia 6.500%, 06/15/2025	IDR	32,353,000,000	2,258,543	1.2%
Republic of Indonesia 7.000%, 05/15/2027		11,500,000,000	803,231	0.4%
Republic of Indonesia 8.250%, 05/15/2029		11,210,000,000	835,198	0.5%
Republic of Indonesia 8.375%, 03/15/2034		43,779,000,000	3,221,289	1.8%
OTHER SECURITIES			229,656	0.2%
			8,087,216
Israel - 1.1%
State of Israel 1.000%, 03/31/2030	ILS	3,170,000	949,824	0.6%
State of Israel 3.750%, 03/31/2047		2,200,000	943,715	0.5%
			1,893,539
Ivory Coast - 0.1%			231,086	0.1%
Japan - 5.8%
Government of Japan 0.400%, 03/20/2050	JPY	68,800,000	603,843	0.4%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		1,048,913,298	9,673,608	5.4%
			10,277,451
Kazakhstan - 0.2%			290,388	0.2%
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Macedonia - 0.2%			$403,286	0.2%
Malaysia - 0.3%
Government of Malaysia 3.900%, 11/30/2026	MYR	2,180,000	544,173	0.3%
Mexico - 2.2%
Government of Mexico 7.500%, 06/03/2027	MXN	15,405,900	746,537	0.4%
Government of Mexico 8.000%, 11/07/2047		52,724,600	2,570,222	1.4%
OTHER SECURITIES			643,751	0.4%
			3,960,510
Panama - 0.1%			213,002	0.1%
Paraguay - 0.2%			297,713	0.2%
Peru - 0.5%
Republic of Peru 3.750%, 03/01/2030	EUR	465,000	636,055	0.3%
OTHER SECURITIES			278,391	0.2%
			914,446
Philippines - 0.3%			525,489	0.3%
Poland - 0.4%
Republic of Poland 2.250%, 10/25/2024	PLN	2,600,000	704,410	0.4%
Romania - 0.9%
Republic of Romania 3.875%, 10/29/2035	EUR	520,000	627,453	0.4%
OTHER SECURITIES			950,449	0.5%
			1,577,902
Russia - 3.7%
Government of Russia 7.750%, 09/16/2026	RUB	42,890,000	679,141	0.4%
Government of Russia, Inflation Linked Bond 2.500%, 02/02/2028		417,643,077	5,875,494	3.3%
			6,554,635
Senegal - 0.1%			119,217	0.1%
Serbia - 0.3%			461,429	0.3%
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	12,390,000	588,430	0.3%
OTHER SECURITIES			2	0.0%
			588,432
South Korea - 6.1%
Republic of Korea 1.375%, 12/10/2029	KRW	11,693,550,000	9,700,253	5.4%
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,440,972,010	1,267,207	0.7%
			10,967,460
Spain - 1.2%
Kingdom of Spain 2.700%, 10/31/2048 (C)	EUR	1,445,000	2,182,211	1.2%
Thailand - 0.4%
Kingdom of Thailand 2.875%, 12/17/2028	THB	20,090,000	736,910	0.4%
Turkey - 0.1%			244,745	0.1%
Uruguay - 0.0%			14,408	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $80,468,224)			$78,834,656

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 21.6%
Australia - 0.2%			$372,002	0.2%
Belgium - 0.2%			389,945	0.2%
Bermuda - 0.2%			277,299	0.2%
Brazil - 0.2%			400,252	0.2%
Canada - 0.7%			1,258,254	0.7%
China - 0.5%			863,432	0.5%
Colombia - 0.1%			109,975	0.1%
Finland - 0.7%
Nokia OYJ 6.625%, 05/15/2039		$1,020,000	1,202,575	0.7%
			1,202,575
France - 0.4%			649,125	0.4%
Germany - 0.2%			430,548	0.2%
Hong Kong - 0.2%			404,149	0.2%
Ireland - 0.3%			619,740	0.3%
Italy - 0.1%			201,582	0.1%
Japan - 0.1%			200,015	0.1%
Luxembourg - 0.7%			1,170,016	0.7%
Mauritius - 0.1%			210,994	0.1%
Netherlands - 0.6%			984,277	0.6%
Norway - 0.0%			49,564	0.0%
Peru - 0.1%			203,752	0.1%
Singapore - 0.1%			197,450	0.1%
Spain - 0.3%			525,275	0.3%
United Arab Emirates - 0.1%			168,750	0.1%
United Kingdom - 0.1%			218,481	0.1%
United States - 15.4%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	760,000	928,278	0.5%
Antero Midstream Partners LP 5.750%, 03/01/2027 (C)		$1,040,000	821,600	0.5%
Centennial Resource Production LLC 5.375%, 01/15/2026 (C)		1,180,000	625,400	0.4%
EnLink Midstream Partners LP 4.850%, 07/15/2026		1,150,000	851,345	0.5%
General Motors Company 6.750%, 04/01/2046		840,000	915,528	0.5%
PDC Energy, Inc. 5.750%, 05/15/2026		980,000	891,800	0.5%
Reynolds American, Inc. 5.850%, 08/15/2045		580,000	725,273	0.4%
The Boeing Company 5.040%, 05/01/2027		875,000	964,801	0.6%
OTHER SECURITIES			20,877,180	11.5%
			27,601,205
TOTAL CORPORATE BONDS (Cost $38,859,109)			$38,708,657
CONVERTIBLE BONDS - 0.5%
Italy - 0.1%			127,937	0.1
Singapore - 0.0%			20,782	0.0
United States - 0.4%			664,911	0.4
TOTAL CONVERTIBLE BONDS (Cost $963,318)			$813,630
MUNICIPAL BONDS - 3.7%
Commonwealth of Massachusetts 2.514%, 07/01/2041 (A)		625,000	627,338	0.4%
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
MUNICIPAL BONDS (continued)
District of Columbia 3.432%, 04/01/2042 (A)	$575,000	$579,399	0.3%
OTHER SECURITIES		5,468,102	3.0%
TOTAL MUNICIPAL BONDS (Cost $6,436,456)		$6,674,839
TERM LOANS (D) - 6.8%
Canada - 0.1%		202,833	0.1
Luxembourg - 0.1%		189,876	0.1
Netherlands - 0.2%		264,819	0.2
Sweden - 0.1%		190,067	0.1
United States - 6.3%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%) 4.750%, 04/09/2027	705,000	683,850	0.4%
OTHER SECURITIES		10,536,589	5.9%
		11,220,439
TOTAL TERM LOANS (Cost $11,981,868)		$12,068,034
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.4%
United States - 7.4%		13,313,471	7.4%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,509,197)		$13,313,471
ASSET BACKED SECURITIES - 5.3%
Canada - 0.0%		67,090	0.0%
Cayman Islands - 1.9%		3,296,490	1.9%
United States - 3.4%		6,093,595	3.4%
TOTAL ASSET BACKED SECURITIES (Cost $9,329,613)		$9,457,175
PREFERRED SECURITIES - 0.0%
United States - 0.0%		36,336	0.0%
TOTAL PREFERRED SECURITIES (Cost $35,158)		$36,336
EXCHANGE-TRADED FUNDS - 6.4%
United States - 6.4%
iShares iBoxx High Yield Corporate Bond ETF	15,500	1,265,110	0.7%
iShares JP Morgan USD Emerging Markets Bond ETF	67,900	7,416,038	4.1%
SPDR Blackstone/GSO Senior Loan ETF	54,477	2,363,212	1.3%
OTHER SECURITIES		459,800	0.3%
		11,504,160
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,110,055)		$11,504,160
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E)	2,562,087	2,562,087	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,562,087)		$2,562,087
Total Investments (Opportunistic Fixed Income Trust) (Cost $201,762,088) - 112.1%		$200,708,292	112.1%
Other assets and liabilities, net - (12.1)%		(21,716,228)	(12.1%)
TOTAL NET ASSETS - 100.0%		$178,992,064	100.0%

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SALE COMMITMENTS OUTSTANDING - (0.9)%
Federal National Mortgage Association - (0.9)%
2.500%, TBA (A)	$(1,550,000)	$(1,612,182)	(0.9%)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(1,612,727))		$(1,612,182)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
Opportunistic Fixed Income Trust (continued)
RUB	Russian Ruble
THB	Thai Bhat
ZAR	South African Rand
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,465,991 or 14.8% of the fund's net assets as of 6-30-20.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	17	Long	Sep 2020	$1,727,138	$1,740,596	$13,458
10-Year Canada Government Bond Futures	8	Long	Sep 2020	904,903	906,423	1,520
10-Year U.S. Treasury Note Futures	15	Long	Sep 2020	2,088,246	2,087,578	(668)
5-Year U.S. Treasury Note Futures	35	Long	Sep 2020	4,393,783	4,400,977	7,194
Ultra U.S. Treasury Bond Futures	24	Long	Sep 2020	5,216,856	5,235,750	18,894
10-Year Mini Japan Government Bond Futures	8	Short	Sep 2020	(1,125,918)	(1,125,298)	620
2-Year U.S. Treasury Note Futures	29	Short	Sep 2020	(6,401,956)	(6,404,016)	(2,060)
Euro-Buxl Futures	6	Short	Sep 2020	(1,439,017)	(1,482,750)	(43,733)
German Euro BOBL Futures	15	Short	Sep 2020	(2,260,343)	(2,274,750)	(14,407)
German Euro BUND Futures	67	Short	Sep 2020	(13,081,317)	(13,287,562)	(206,245)
U.K. Long Gilt Bond Futures	13	Short	Sep 2020	(2,211,898)	(2,217,147)	(5,249)
U.S. Treasury Long Bond Futures	65	Short	Sep 2020	(11,522,807)	(11,606,562)	(83,755)
						$(314,431)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	10,202,000	USD	7,008,397	JPM	7/31/2020	$33,174	—
BRL	7,895,000	USD	1,477,634	JPM	7/2/2020	—	$(25,840)
BRL	16,258,000	USD	3,091,911	MSI	7/2/2020	—	(102,264)
BRL	8,363,000	USD	1,537,401	MSI	7/31/2020	—	(1,776)
BRL	3,645,000	USD	671,024	JPM	8/4/2020	—	(1,856)
BRL	7,895,000	USD	1,441,404	MSI	8/4/2020	8,000	—
CAD	5,341,000	USD	3,926,628	JPM	7/31/2020	7,828	—
CLP	1,236,500,000	USD	1,505,064	GSI	7/31/2020	1,133	—
CZK	52,012,000	USD	2,207,446	BARC	7/31/2020	—	(14,618)
EUR	1,258,000	USD	1,414,960	BARC	7/31/2020	—	(710)
EUR	4,767,000	USD	5,396,144	JPM	7/31/2020	—	(37,058)
EUR	159,000	USD	178,819	MSI	7/31/2020	—	(70)
GBP	2,781,000	USD	3,475,583	CITI	7/31/2020	—	(28,991)
HUF	329,074,000	USD	1,065,013	JPM	7/31/2020	—	(21,248)
IDR	25,284,000,000	USD	1,747,098	GSI	7/30/2020	—	(14,324)
JPY	561,226,000	USD	5,271,252	GSI	7/31/2020	—	(71,649)
The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	561,227,000	USD	5,239,456	MSI	7/31/2020	—	$(39,844)
KRW	17,215,749,000	USD	14,312,489	JPM	7/31/2020	$42,158	—
MXN	48,978,000	USD	2,144,330	CITI	7/31/2020	—	(21,678)
NOK	20,559,000	USD	2,151,711	JPM	7/31/2020	—	(15,534)
NZD	1,864,000	USD	1,195,648	CITI	7/31/2020	7,280	—
PHP	31,067,000	USD	618,249	JPM	7/30/2020	5,440	—
RUB	26,640,000	USD	385,690	GSI	7/31/2020	—	(12,798)
SEK	38,884,000	USD	4,190,041	JPM	7/31/2020	—	(15,657)
SGD	8,401,000	USD	6,037,109	CITI	7/30/2020	—	(8,496)
TRY	8,640,000	USD	1,248,645	GSI	7/29/2020	3,954	—
USD	1,714,136	AUD	2,496,000	CITI	7/31/2020	—	(8,640)
USD	6,508,272	AUD	9,475,000	JPM	7/31/2020	—	(31,513)
USD	1,441,746	BRL	7,895,000	JPM	7/2/2020	—	(10,048)
USD	2,982,020	BRL	16,258,000	MSI	7/2/2020	—	(7,627)
USD	882,427	BRL	4,570,000	MSI	7/31/2020	43,278	—
USD	1,810,028	CAD	2,462,000	JPM	7/31/2020	—	(3,608)
USD	2,240,995	CHF	2,118,000	JPM	7/31/2020	3,620	—
USD	5,497,088	CLP	4,495,079,000	MSI	7/31/2020	21,576	—
USD	2,222,532	COP	8,272,929,000	CITI	7/31/2020	26,441	—
USD	1,008,336	EUR	897,000	GSI	7/31/2020	—	(76)
USD	32,280,975	EUR	28,516,000	JPM	7/31/2020	223,142	—
USD	4,327,919	GBP	3,463,000	CITI	7/31/2020	36,101	—
USD	2,829,530	HUF	894,669,000	BARC	7/31/2020	—	(8,205)
USD	8,350,650	IDR	119,355,837,000	GSI	7/30/2020	170,905	—
USD	5,465,899	ILS	18,748,000	BARC	7/31/2020	49,772	—
USD	400,882	INR	30,453,000	JPM	7/31/2020	—	(1,079)
USD	5,085,104	JPY	541,407,000	GSI	7/31/2020	69,119	—
USD	5,667,561	JPY	607,040,000	MSI	7/31/2020	43,500	—
USD	21,830,651	KRW	26,306,366,000	JPM	7/31/2020	—	(103,834)
USD	2,732,534	MXN	62,413,000	CITI	7/31/2020	27,625	—
USD	434,340	NOK	4,150,000	JPM	7/31/2020	3,136	—
USD	2,259,912	PLN	8,880,000	BOA	7/31/2020	15,185	—
USD	8,106,123	RUB	559,898,000	GSI	7/31/2020	268,983	—
USD	1,980,009	SEK	18,465,000	JPM	7/31/2020	—	(2,298)
USD	3,389,576	TRY	23,464,000	BARC	7/29/2020	—	(12,158)
						$1,111,350	$(623,497)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	20,730,000	USD	Fixed 0.873%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2025	—	$236,138	$236,138
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(4,888)	(2)	(4,890)
BOA	1,430,000	USD	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	27,561	27,561
CITI	29,430,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	8,095	8,095
CITI	3,921,240,000	COP	Fixed 4.330%	COP IBR Compounded OIS	Quarterly	Quarterly	Sep 2030	—	15,017	15,017
GSI	733,960,000	CLP	Fixed 2.160%	CLP CLICP Bloomberg	Semi-Annual	Semi-Annual	Sep 2030	1,382	(5,363)	(3,981)
								$(3,506)	$281,446	$277,940
Centrally cleared	21,530,000	CZK	Fixed 0.630%	CZK PRIBOR PRBO	Annual	Semi-Annual	Sep 2030	(889)	6,490	5,601
Centrally cleared	7,270,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	1,343	(809)	534
								$454	$5,681	$6,135
								$(3,052)	$287,127	$284,075
The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Malaysia	340,000	USD	$340,000	1.000%	Quarterly	Jun 2025	$2,406	$(6,884)	$(4,478)
BARC	Government of Malaysia	350,000	USD	350,000	1.000%	Quarterly	Jun 2025	4,117	(8,727)	(4,610)
BARC	Government of Malaysia	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	2,445	(6,989)	(4,544)
BARC	Government of Malaysia	350,000	USD	350,000	1.000%	Quarterly	Jun 2025	1,004	(5,594)	(4,590)
BARC	People’s Republic of China	330,000	USD	330,000	1.000%	Quarterly	Jun 2025	(7,389)	(640)	(8,029)
BARC	People’s Republic of China	330,000	USD	330,000	1.000%	Quarterly	Jun 2025	(8,624)	614	(8,010)
BARC	Republic of Chile	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	1,991	(4,580)	(2,589)
BARC	Republic of Indonesia	1,445,000	USD	1,445,000	1.000%	Quarterly	Jun 2025	58,302	(35,144)	23,158
BARC	Russian Federation	715,000	USD	715,000	1.000%	Quarterly	Jun 2025	31,581	(28,248)	3,333
BARC	Russian Federation	720,000	USD	720,000	1.000%	Quarterly	Jun 2025	28,581	(25,225)	3,356
BARC	Russian Federation	710,000	USD	710,000	1.000%	Quarterly	Jun 2025	26,574	(23,265)	3,309
BARC	Russian Federation	710,000	USD	710,000	1.000%	Quarterly	Jun 2025	22,456	(19,107)	3,349
BARC	Russian Federation	20,000	USD	20,000	1.000%	Quarterly	Jun 2025	621	(536)	85
CITI	Government of Malaysia	1,370,000	USD	1,370,000	1.000%	Quarterly	Jun 2025	12,289	(30,332)	(18,043)
CITI	Government of Malaysia	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	4,544	(9,088)	(4,544)
CITI	Government of Malaysia	340,000	USD	340,000	1.000%	Quarterly	Jun 2025	(1,146)	(3,332)	(4,478)
CITI	People’s Republic of China	335,000	USD	335,000	1.000%	Quarterly	Jun 2025	(8,341)	209	(8,132)
CITI	Republic of Chile	350,000	USD	350,000	1.000%	Quarterly	Jun 2025	(2,212)	(414)	(2,626)
CITI	Republic of Chile	325,000	USD	325,000	1.000%	Quarterly	Jun 2025	(2,217)	(221)	(2,438)
CITI	Republic of Chile	645,000	USD	645,000	1.000%	Quarterly	Jun 2025	(2,824)	(1,944)	(4,768)
CITI	Republic of Chile	325,000	USD	325,000	1.000%	Quarterly	Jun 2025	(2,365)	(81)	(2,446)
CITI	Republic of South Africa	715,000	USD	715,000	1.000%	Quarterly	Jun 2025	67,363	(238)	67,125
GSI	People's Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(98,194)	3,072	(95,122)
GSI	Government of Malaysia	340,000	USD	340,000	1.000%	Quarterly	Jun 2025	2,408	(6,886)	(4,478)
GSI	Russian Federation	2,760,000	USD	2,760,000	1.000%	Quarterly	Jun 2025	88,120	(75,255)	12,865
GSI	Russian Federation	710,000	USD	710,000	1.000%	Quarterly	Jun 2025	15,218	(11,869)	3,349
GSI	CMBX.NA.AAA.11	215,000	USD	215,000	0.500%	Monthly	Nov 2054	1,520	(2,165)	(645)
GSI	CMBX.NA.AAA.10	1,370,000	USD	1,370,000	0.500%	Monthly	Nov 2059	19	(9,487)	(9,468)
GSI	CMBX.NA.AAA.10	1,385,000	USD	1,385,000	0.500%	Monthly	Nov 2059	4,345	(13,917)	(9,572)
GSI	CMBX.NA.AAA.12	60,000	USD	60,000	0.500%	Monthly	Aug 2061	814	(591)	223
GSI	CMBX.NA.AAA.12	1,405,000	USD	1,405,000	0.500%	Monthly	Aug 2061	25,690	(20,459)	5,231
GSI	CMBX.NA.AAA.12	1,425,000	USD	1,425,000	0.500%	Monthly	Aug 2061	26,037	(20,732)	5,305
GSI	CMBX.NA.AAA.13	1,440,000	USD	1,440,000	0.500%	Monthly	Dec 2072	42,331	(23,571)	18,760
GSI	CMBX.NA.AAA.13	1,430,000	USD	1,430,000	0.500%	Monthly	Dec 2072	41,876	(23,246)	18,630
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(295,501)	(29,203)	(324,704)
JPM	Government of Malaysia	340,000	USD	340,000	1.000%	Quarterly	Jun 2025	1,134	(5,593)	(4,459)
JPM	Republic of South Africa	690,000	USD	690,000	1.000%	Quarterly	Jun 2025	49,465	15,236	64,701
JPM	Russian Federation	1,650,000	USD	1,650,000	1.000%	Quarterly	Jun 2025	55,705	(48,014)	7,691
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(312,781)	(49,238)	(362,019)
MSI	Government of Malaysia	340,000	USD	340,000	1.000%	Quarterly	Jun 2025	2,098	(6,557)	(4,459)
MSI	Government of Malaysia	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	3,594	(8,119)	(4,525)
MSI	Government of Malaysia	350,000	USD	350,000	1.000%	Quarterly	Jun 2025	(84)	(4,506)	(4,590)
MSI	Government of Malaysia	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	(1,664)	(2,861)	(4,525)
MSI	People’s Republic of China	1,345,000	USD	1,345,000	1.000%	Quarterly	Jun 2025	(30,830)	(1,818)	(32,648)
The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	People’s Republic of China	310,000	USD	$310,000	1.000%	Quarterly	Jun 2025	$(8,151)	$626	$(7,525)
MSI	Republic of Chile	245,000	USD	245,000	1.000%	Quarterly	Jun 2025	2,928	(4,766)	(1,838)
MSI	Republic of Chile	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	833	(3,422)	(2,589)
MSI	Republic of Indonesia	515,000	USD	515,000	1.000%	Quarterly	Jun 2025	13,994	(5,712)	8,282
MSI	CMBX.NA.BBB-.7	2,030,000	USD	2,030,000	3.000%	Monthly	Jan 2047	46,433	404,058	450,491
MSI	CMBX.NA.AAA.11	2,760,000	USD	2,760,000	0.500%	Monthly	Nov 2054	15,389	(23,672)	(8,283)
MSI	CMBX.NA.BBB-.8	2,080,000	USD	2,080,000	3.000%	Monthly	Oct 2057	100,310	379,421	479,731
MSI	CMBX.NA.AAA.10	2,735,000	USD	2,735,000	0.500%	Monthly	Nov 2059	(276)	(18,588)	(18,864)
MSI	CMBX.NA.AAA.13	1,015,000	USD	1,015,000	0.500%	Monthly	Dec 2072	29,844	(16,621)	13,223
				$64,520,000				$51,780	$155,779	$207,559
Centrally cleared	CDX.NA.IG.34	1,255,000	USD	1,255,000	1.000%	Quarterly	Jun 2025	(13,524)	(8,359)	(21,883)
Centrally cleared	iTraxx Europe Crossover Series 33 Version 1	555,000	EUR	623,542	5.000%	Quarterly	Jun 2025	(31,611)	19,391	(12,220)
Centrally cleared	iTraxx Europe Senior Financials Series 33 Version 1	10,160,000	EUR	11,094,514	1.000%	Quarterly	Jun 2025	(2,736)	(145,107)	(147,843)
Centrally cleared	iTraxx Europe Series 33 Version 1	6,325,000	EUR	6,909,038	1.000%	Quarterly	Jun 2025	(56,031)	(81,926)	(137,957)
Centrally cleared	iTraxx Europe Sub Financials Series 33 Version 1	5,310,000	EUR	5,771,636	1.000%	Quarterly	Jun 2025	341,105	(165,582)	175,523
				$25,653,730				$237,203	$(381,583)	$(144,380)
				$90,173,730				$288,983	$(225,804)	$63,179
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CDX.NA.HY.34	5.583%	3,386,750	USD	$3,386,750	5.000%	Quarterly	Jun 2023	$(78,682)	$35,017	$(43,665)
GSI	CDX.NA.HY.34	5.583%	1,695,750	USD	1,695,750	5.000%	Quarterly	Jun 2023	(39,430)	17,567	(21,863)
GSI	CDX.NA.HY.34	5.583%	1,686,250	USD	1,686,250	5.000%	Quarterly	Jun 2023	(59,296)	37,087	(22,209)
GSI	CMBX.NA.BBB-.11	6.577%	175,000	USD	175,000	3.000%	Monthly	Nov 2054	(30,613)	(4,654)	(35,267)
GSI	CMBX.NA.BBB-.10	7.039%	85,000	USD	85,000	3.000%	Monthly	Nov 2059	(16,481)	(626)	(17,107)
					$7,028,750				$(224,502)	$84,391	$(140,111)
Centrally cleared	CDX.NA.HY.33	5.127%	1,794,000	USD	1,794,000	5.000%	Quarterly	Dec 2024	(110,698)	175,754	65,056
Centrally cleared	CDX.NA.IG.33	0.724%	9,425,000	USD	9,425,000	1.000%	Quarterly	Dec 2024	(149,298)	350,042	200,744
Centrally cleared	CDX.NA.HY.34	5.148%	1,919,000	USD	1,919,000	5.000%	Quarterly	Jun 2025	5,920	9,992	15,912
					$13,138,000				$(254,076)	$535,788	$281,712
					$20,166,750				$(478,578)	$620,179	$141,601
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,100,000	Sep 2020	BARC	$2,761	$15,492	$18,253
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	3,560,000	Mar 2021	GSI	273	—	273
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,145,000	Sep 2020	JPM	2,874	16,126	19,000
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,330,000	Sep 2020	MSI	3,340	18,729	22,069
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	665,000	Sep 2020	GSI	(1,745)	(9,180)	(10,925)
The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	3,560,000	Mar 2021	JPM	$(273)	—	$(273)
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,335,000	Sep 2020	MSI	(3,504)	$(18,429)	(21,933)
								$3,726	$22,738	$26,464
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
GSI	Goldman Sachs International
IBR	Colombia Overnight Interbank Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 37.8%
U.S. Treasury Bonds - 7.3%
2.000%, 02/15/2050	$105,871,000	$121,180,940	1.6%
2.750%, 11/15/2042	119,770,000	153,371,100	2.1%
3.000%, 02/15/2047	94,480,000	128,651,497	1.8%
3.125%, 11/15/2041	96,370,000	130,491,003	1.8%
		533,694,540
U.S. Treasury Inflation Protected Securities - 0.6%
0.250%, 07/15/2029	41,079,486	44,967,014	0.6%
		44,967,014
U.S. Treasury Notes - 5.2%
0.125%, 04/30/2022 to 05/31/2022	171,120,000	170,998,415	2.3%
0.250%, 06/30/2025	180,936,000	180,582,610	2.5%
0.375%, 03/31/2022	23,760,000	23,845,388	0.3%
OTHER SECURITIES		6,292,768	0.1%
		381,719,181
Federal Home Loan Mortgage Corp. - 7.8%
3.000%, 03/01/2043 to 02/01/2050	266,000,545	283,290,697	4.0%
3.500%, 04/01/2044 to 12/01/2049	186,628,613	202,192,469	2.8%
4.000%, 11/01/2043 to 12/01/2048	61,203,257	66,266,582	0.8%
OTHER SECURITIES		13,065,620	0.2%
		564,815,368
Federal National Mortgage Association - 16.8%
3.000%, 01/01/2043 to 11/01/2049	346,477,980	369,054,518	4.8%
3.500%, 06/01/2042 to 03/01/2050	433,830,032	468,236,711	6.5%
4.000%, 09/01/2040 to 10/01/2048	276,210,258	304,396,191	4.3%
4.500%, 12/01/2040 to 05/01/2042	67,960,644	75,477,348	1.1%
OTHER SECURITIES		9,087,328	0.1%
		1,226,252,096
Government National Mortgage Association - 0.1%		5,915,939	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,590,303,137)		$2,757,364,138
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Qatar - 0.3%		24,118,032	0.3%
Saudi Arabia - 0.2%		14,264,448	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $32,437,049)		$38,382,480
CORPORATE BONDS - 43.0%
Communication services - 3.5%
Charter Communications Operating LLC 4.800%, 03/01/2050	15,035,000	17,040,746	0.2%
Charter Communications Operating LLC 5.750%, 04/01/2048	14,120,000	17,570,927	0.3%
Comcast Corp. 4.150%, 10/15/2028	22,422,000	26,974,637	0.4%
Verizon Communications, Inc. 4.862%, 08/21/2046	15,989,000	21,735,450	0.3%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Communication services (continued)
OTHER SECURITIES		$169,622,996	2.3%
		252,944,756
Consumer discretionary - 3.8%
Amazon.com, Inc. 3.150%, 08/22/2027	$16,225,000	18,565,879	0.3%
Ford Motor Credit Company LLC 4.134%, 08/04/2025	23,065,000	21,875,999	0.3%
General Motors Financial Company, Inc. 4.000%, 01/15/2025	16,433,000	17,178,352	0.2%
OTHER SECURITIES		216,825,100	3.0%
		274,445,330
Consumer staples - 1.1%		77,183,333	1.1%
Energy - 2.7%		199,699,392	2.7%
Financials - 13.0%
Bank of Montreal 3.300%, 02/05/2024	23,365,000	25,351,025	0.3%
Lloyds Banking Group PLC 4.450%, 05/08/2025	16,755,000	19,000,641	0.3%
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	21,595,000	22,459,035	0.3%
Regions Financial Corp. 2.250%, 05/18/2025	21,494,000	22,484,224	0.3%
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	18,038,000	20,347,130	0.3%
Wells Fargo & Company 3.550%, 09/29/2025	17,333,000	19,356,360	0.3%
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) 04/30/2026	20,904,000	21,614,053	0.3%
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (A)	19,495,000	20,262,518	0.3%
Zions Bancorp NA 3.250%, 10/29/2029	18,340,000	18,076,817	0.2%
OTHER SECURITIES		761,050,217	10.4%
		950,002,020
Health care - 2.8%
AbbVie, Inc. 3.200%, 11/21/2029 (B)	16,282,000	18,107,189	0.2%
Fresenius Medical Care US Finance III, Inc. 3.750%, 06/15/2029 (B)	16,265,000	17,638,549	0.2%
OTHER SECURITIES		168,262,734	2.4%
		204,008,472
Industrials - 5.3%
The Boeing Company 3.200%, 03/01/2029	28,311,000	28,002,043	0.4%
OTHER SECURITIES		354,390,396	4.9%
		382,392,439
Information technology - 5.9%
Broadcom Corp. 3.875%, 01/15/2027	24,892,000	26,909,801	0.4%
Lam Research Corp. 4.000%, 03/15/2029	14,493,000	17,219,513	0.2%
Microchip Technology, Inc. 4.333%, 06/01/2023	18,809,000	20,290,396	0.3%

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Information technology (continued)
Micron Technology, Inc. 4.185%, 02/15/2027	$20,585,000	$22,799,443	0.3%
Micron Technology, Inc. 5.327%, 02/06/2029	16,374,000	19,586,165	0.3%
Oracle Corp. 2.950%, 04/01/2030 (C)	18,106,000	20,170,860	0.3%
OTHER SECURITIES		305,902,160	4.1%
		432,878,338
Materials - 1.9%
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (B)	21,934,000	23,776,021	0.3%
Georgia-Pacific LLC 2.300%, 04/30/2030 (B)	21,512,000	22,410,958	0.3%
OTHER SECURITIES		95,025,477	1.3%
		141,212,456
Real estate - 1.7%		125,335,593	1.7%
Utilities - 1.3%		93,768,518	1.3%
TOTAL CORPORATE BONDS (Cost $2,953,232,729)		$3,133,870,647
MUNICIPAL BONDS - 1.2%
Ohio Air Quality Development Authority 2.100%, 10/01/2028	18,315,000	18,453,095	0.3%
OTHER SECURITIES		70,122,975	0.9%
TOTAL MUNICIPAL BONDS (Cost $86,708,135)		$88,576,070
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.9%
Commercial and residential - 5.8%
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2, 3.150%, 06/13/2052	19,510,000	20,717,064	0.3%
OTHER SECURITIES		399,673,576	5.5%
		420,390,640
Federal Home Loan Mortgage Corp. - 1.6%
Series K727, Class A2, 2.946%, 07/25/2024	22,472,000	24,147,061	0.3%
Series K040, Class A2, 3.241%, 09/25/2024	15,939,000	17,540,096	0.3%
OTHER SECURITIES		73,271,108	1.0%
		114,958,265
Government National Mortgage Association - 0.5%		40,273,185	0.5%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $581,068,447)		$575,622,090
ASSET BACKED SECURITIES - 7.2%
Ford Credit Auto Owner Trust Series 2018-1, Class A, 3.190%, 07/15/2031 (B)	19,019,000	20,365,851	0.3%
Golden Credit Card Trust Series 2018-4A, Class A, 3.440%, 10/15/2025 (B)	18,220,000	19,591,886	0.3%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
ASSET BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.560%, 11/25/2031 (B)	$21,486,000	$22,868,545	0.3%
OTHER SECURITIES		461,454,281	6.3%
TOTAL ASSET BACKED SECURITIES (Cost $515,953,423)		$524,280,563
PREFERRED SECURITIES - 0.1%
Utilities - 0.1%		7,933,892	0.1%
TOTAL PREFERRED SECURITIES (Cost $8,909,788)		$7,933,892
SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agency - 0.4%		25,564,599	0.4%
Short-term funds - 0.2%
John Hancock Collateral Trust, 0.2429% (D)(E)	1,774,123	17,761,275	0.2%
Repurchase agreement - 1.1%
Barclays Tri-Party Repurchase Agreement dated 6-30-20 at 0.060% to be repurchased at $43,355,072 on 7-1-20, collateralized by $27,223,600 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $38,779,766) and $5,149,000 U.S. Treasury Notes, 1.500% due 9-30-24 (valued at $5,442,460)	$43,355,000	43,355,000	0.6%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $37,615,000 on 7-1-20, collateralized by $38,278,200 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $38,367,368)	37,615,000	37,615,000	0.5%
		80,970,000
TOTAL SHORT-TERM INVESTMENTS (Cost $124,295,997)		$124,295,874
Total Investments (Select Bond Trust) (Cost $6,892,908,705) - 99.4%		$7,250,325,754	99.4%
Other assets and liabilities, net - 0.6%		41,692,353	0.6%
TOTAL NET ASSETS - 100.0%		$7,292,018,107	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,435,655,843 or 19.7% of the fund's net assets as of 6-30-20.
(C)	All or a portion of this security is on loan as of 6-30-20.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,822	Short	Sep 2020	$(251,886,927)	$(253,571,156)	$(1,684,229)
						$(1,684,229)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Short Term Government Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 93.0%
U.S. Treasury Inflation Protected Securities - 0.9%
0.625%, 04/15/2023	$1,806,753	$1,880,453	0.9%
		1,880,453
U.S. Treasury Notes - 40.4%
0.125%, 05/31/2022 to 05/15/2023	7,070,000	7,062,409	3.5%
0.250%, 04/15/2023	9,000,000	9,019,688	4.6%
1.125%, 02/28/2022 to 02/28/2025	6,365,000	6,475,020	3.3%
1.375%, 01/31/2022 to 02/15/2023	3,770,000	3,863,627	1.9%
1.500%, 09/15/2022	4,000,000	4,118,281	2.1%
1.750%, 11/30/2021	2,875,000	2,939,351	1.5%
1.875%, 04/30/2022 to 07/31/2022	14,215,000	14,708,347	7.5%
2.000%, 05/31/2024	4,500,000	4,812,363	2.4%
2.125%, 03/31/2024	2,700,000	2,892,902	1.5%
2.625%, 06/30/2023	5,485,000	5,885,662	3.0%
2.750%, 07/31/2023	3,215,000	3,468,432	1.7%
2.875%, 11/30/2023	13,345,000	14,558,561	7.4%
		79,804,643
Federal Agricultural Mortgage Corp. - 2.5%
2.000%, 01/15/2021	4,965,000	5,013,321	2.5%
		5,013,321
Federal Home Loan Bank - 8.3%
1.375%, 02/17/2023	8,000,000	8,236,776	4.2%
1.875%, 11/29/2021	1,960,000	2,007,620	1.0%
2.875%, 09/13/2024	5,500,000	6,072,879	3.1%
		16,317,275
Federal Home Loan Mortgage Corp. - 12.9%
0.850%, 07/09/2025 (A)	2,000,000	1,997,977	1.0%
0.900%, 06/30/2025	2,500,000	2,500,130	1.3%
1.500%, 02/12/2025	6,000,000	6,283,030	3.2%
2.375%, 02/16/2021	3,000,000	3,040,382	1.5%
2.500%, 09/01/2034	3,689,947	3,875,271	2.0%
3.000%, 07/01/2030 to 12/01/2032	4,621,902	4,880,273	2.5%
3.500%, 04/01/2032	1,831,534	1,958,549	1.0%
3.604%, (12 month LIBOR + 1.620%), 05/01/2045 (B)	846,579	875,692	0.4%
OTHER SECURITIES		608	0.0%
		25,411,912
Federal National Mortgage Association - 25.0%
0.625%, 04/22/2025	4,000,000	4,032,737	2.0%
1.375%, 09/06/2022	6,000,000	6,148,191	3.1%
2.125%, 04/24/2026	1,000,000	1,089,779	0.6%
2.500%, 10/01/2027 to 09/01/2034	4,626,350	4,855,546	2.4%
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.625%, 01/11/2022	$5,000,000	$5,185,330	2.6%
2.875%, 09/12/2023	7,005,000	7,591,398	3.8%
3.000%, 03/01/2028 to 09/01/2034	11,694,904	12,373,868	6.3%
3.500%, 07/01/2031 to 06/01/2034	7,136,093	7,652,041	3.9%
6.500%, 01/01/2039	424,597	504,009	0.3%
OTHER SECURITIES		3,268	0.0%
		49,436,167
Government National Mortgage Association - 0.0%		264	0.0%
Tennessee Valley Authority - 3.0%
3.875%, 02/15/2021	5,815,000	5,947,082	3.0%
		5,947,082
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $179,160,821)		$183,811,117
MUNICIPAL BONDS - 4.3%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	1,103,710	0.6%
City of Houston (Texas) 2.110%, 03/01/2025	1,000,000	1,035,010	0.5%
City of New York 3.250%, 03/01/2024	1,000,000	1,069,720	0.6%
City of New York 1.990%, 10/01/2026	1,000,000	1,034,780	0.5%
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,040,620	0.5%
Los Angeles Unified School District (California) 1.540%, 09/15/2025	1,000,000	1,004,570	0.5%
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,065,740	0.5%
State of California 2.375%, 10/01/2026	1,000,000	1,081,400	0.6%
TOTAL MUNICIPAL BONDS (Cost $8,130,813)		$8,435,550
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Federal Home Loan Mortgage Corp. - 0.8%
Series K030, Class X1 IO, 0.289%, 04/25/2023	134,486,727	599,299	0.3%
Series K038, Class X1 IO, 1.279%, 03/25/2024	7,903,440	276,733	0.1%
Series K022, Class X1 IO, 1.317%, 07/25/2022	10,792,437	209,089	0.1%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K017, Class X1 IO, 1.433%, 12/25/2021	$21,030,150	$280,786	0.1%
OTHER SECURITIES		280,426	0.2%
		1,646,333
Government National Mortgage Association - 0.9%
Series 2017-20, Class IO, 0.732%, 12/16/2058	4,455,432	231,227	0.1%
Series 2017-41, Class IO, 0.760%, 07/16/2058	2,935,872	163,853	0.1%
Series 2017-89, Class IO, 0.764%, 07/16/2059	3,671,218	236,373	0.1%
OTHER SECURITIES		1,026,910	0.6%
		1,658,363
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,885,106)		$3,304,696
SHORT-TERM INVESTMENTS - 1.4%
Repurchase agreement - 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $2,749,000 on 7-1-20, collateralized by $2,797,500 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $2,804,017)	2,749,000	2,749,000	1.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,749,000)		$2,749,000
Total Investments (Short Term Government Income Trust) (Cost $192,925,740) - 100.4%		$198,300,363	100.4%
Other assets and liabilities, net - (0.4)%		(710,285)	(0.4%)
TOTAL NET ASSETS - 100.0%		$197,590,078	100.0%
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Strategic Income Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Treasury Bonds - 5.3%
2.750%, 11/15/2042	$5,385,000	$6,895,745	1.6%
3.000%, 02/15/2049	6,200,000	8,554,789	2.0%
4.375%, 02/15/2038	3,920,000	6,091,466	1.4%
OTHER SECURITIES		1,528,427	0.3%
		23,070,427
U.S. Treasury Inflation Protected Securities - 0.6%
0.125%, 01/15/2030	2,192,850	2,370,881	0.6%
		2,370,881
U.S. Treasury Notes - 3.3%
2.000%, 11/15/2026	2,990,000	3,283,277	0.8%
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.375%, 02/29/2024 to 05/15/2029		$6,510,000	$7,393,176	1.7%
2.625%, 02/15/2029		1,910,000	2,237,983	0.5%
OTHER SECURITIES			1,447,655	0.3%
			14,362,091
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,536,757)			$39,803,399
FOREIGN GOVERNMENT OBLIGATIONS - 16.4%
Australia - 0.1%			461,385	0.1%
Austria - 0.3%			1,324,758	0.3%
Canada - 2.2%
Government of Canada 2.250%, 03/01/2024	CAD	2,668,000	2,102,603	0.5%
OTHER SECURITIES			7,244,937	1.7%
			9,347,540
Colombia - 0.4%			1,552,150	0.4%
Finland - 0.3%			1,271,209	0.3%
Greece - 0.4%			1,748,864	0.4%
India - 0.1%			448,725	0.1%
Indonesia - 2.5%
Republic of Indonesia 8.375% 03/15/2024 to 09/15/2026	IDR	23,452,000,000	1,754,595	0.4%
OTHER SECURITIES			9,077,228	2.1%
			10,831,823
Ireland - 0.4%
Republic of Ireland 3.400%, 03/18/2024	EUR	1,377,000	1,769,403	0.4%
Italy - 0.3%			1,116,891	0.3%
Japan - 1.1%
Government of Japan 0.100%, 12/20/2023	JPY	488,450,000	4,559,569	1.1%
Malaysia - 1.4%			6,218,380	1.4%
Mexico - 0.2%			1,018,223	0.2%
Norway - 1.0%
Government of Norway 2.000%, 05/24/2023 (A)	NOK	17,125,000	1,869,616	0.4%
Government of Norway 3.750%, 05/25/2021 (A)		24,530,000	2,631,243	0.6%
			4,500,859
Philippines - 0.6%			2,669,393	0.6%
Portugal - 1.7%
Republic of Portugal 2.125%, 10/17/2028 (A)	EUR	1,960,000	2,528,054	0.6%
Republic of Portugal 3.850%, 04/15/2021 (A)		1,915,000	2,226,538	0.5%
Republic of Portugal 5.125%, 10/15/2024 (A)		$1,905,000	2,214,982	0.5%
OTHER SECURITIES			506,335	0.1%
			7,475,909
Qatar - 0.4%			1,884,201	0.4%
Saudi Arabia - 0.1%			551,408	0.1%
Singapore - 1.0%
Republic of Singapore 1.875%, 03/01/2050	SGD	2,311,000	1,894,586	0.5%
OTHER SECURITIES			2,200,438	0.5%
			4,095,024

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain - 0.5%			$2,016,300	0.5%
Sweden - 0.5%
Kingdom of Sweden 0.125%, 04/24/2023 (A)	EUR	1,880,000	2,146,854	0.5%
United Arab Emirates - 0.5%			2,140,954	0.5%
United Kingdom - 0.4%			1,852,308	0.4%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $71,461,658)			$71,002,130
CORPORATE BONDS - 54.2%
Communication services - 8.7%
Altice Financing SA 7.500%, 05/15/2026 (A)		$1,785,000	1,874,250	0.4%
CCO Holdings LLC 5.125%, 05/01/2027 (A)		1,845,000	1,908,837	0.4%
Charter Communications Operating LLC 5.125%, 07/01/2049		1,790,000	2,066,503	0.5%
CSC Holdings LLC 5.500% 05/15/2026 to 04/15/2027 (A)		1,925,000	1,996,533	0.5%
CSC Holdings LLC 5.750%, 01/15/2030 (A)		2,120,000	2,214,319	0.5%
GCI LLC 6.625%, 06/15/2024 (A)		1,665,000	1,742,356	0.4%
OTHER SECURITIES			25,853,089	6.0%
			37,655,887
Consumer discretionary - 5.4%
Lennar Corp. 4.750%, 11/29/2027		1,905,000	2,066,925	0.5%
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)		2,173,000	2,205,595	0.5%
OTHER SECURITIES			19,151,898	4.4%
			23,424,418
Consumer staples - 2.6%
Post Holdings, Inc. 5.000%, 08/15/2026 (A)		1,795,000	1,801,731	0.4%
Post Holdings, Inc. 5.750%, 03/01/2027 (A)		2,120,000	2,194,200	0.5%
OTHER SECURITIES			7,229,504	1.7%
			11,225,435
Energy - 5.4%
Enbridge, Inc. 4.250%, 12/01/2026		1,720,000	1,957,444	0.4%
Petrobras Global Finance BV 5.093%, 01/15/2030 (A)		2,425,000	2,415,300	0.6%
OTHER SECURITIES			18,962,647	4.4%
			23,335,391
Financials - 13.3%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,167,500	0.5%
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026		1,965,000	2,038,750	0.5%
KfW 2.125%, 08/15/2023	EUR	1,745,000	2,126,529	0.5%
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,690,000	1,805,723	0.4%
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
U.S. Bancorp 0.850%, 06/07/2024	EUR	3,025,000	$3,445,818	0.8%
OTHER SECURITIES			45,730,462	10.6%
			57,314,782
Health care - 5.5%
Bausch Health Companies, Inc. 5.250%, 01/30/2030 (A)		$2,615,000	2,480,981	0.6%
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,786,810	0.4%
HCA, Inc. 3.500%, 09/01/2030		$3,448,000	3,320,213	0.8%
HCA, Inc. 5.375%, 02/01/2025		1,725,000	1,847,906	0.4%
Select Medical Corp. 6.250%, 08/15/2026 (A)		1,785,000	1,804,546	0.4%
OTHER SECURITIES			12,455,636	2.9%
			23,696,092
Industrials - 4.1%			17,906,484	4.1%
Information technology - 2.3%			10,016,927	2.3%
Materials - 2.4%
Ball Corp. 4.000%, 11/15/2023		1,845,000	1,909,575	0.4%
OTHER SECURITIES			8,471,556	2.0%
			10,381,131
Real estate - 1.5%
SBA Communications Corp. 3.875%, 02/15/2027 (A)		2,090,000	2,079,550	0.5%
OTHER SECURITIES			4,458,667	1.0%
			6,538,217
Utilities - 3.0%
NRG Energy, Inc. 6.625%, 01/15/2027		1,880,000	1,964,600	0.5%
OTHER SECURITIES			10,962,244	2.5%
			12,926,844
TOTAL CORPORATE BONDS (Cost $234,959,115)			$234,421,608
CONVERTIBLE BONDS - 1.7%
Communication services - 0.5%			2,002,677	0.5%
Consumer discretionary - 0.3%			1,147,860	0.3%
Industrials - 0.2%			850,839	0.2%
Information technology - 0.5%			2,281,314	0.5%
Utilities - 0.2%			1,031,233	0.2%
TOTAL CONVERTIBLE BONDS (Cost $6,745,103)			$7,313,923
CAPITAL PREFERRED SECURITIES - 1.3%
Financials - 1.3%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) 5.570%, 08/03/2020 (B)(C)		1,942,000	1,928,018	0.5%
OTHER SECURITIES			3,677,299	0.8%
			5,605,317
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,787,899)			$5,605,317
MUNICIPAL BONDS - 2.3%			9,860,924	2.3%
TOTAL MUNICIPAL BONDS (Cost $9,695,934)			$9,860,924

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (D) - 0.0%
Consumer discretionary - 0.0%		$30,068	0.0%
TOTAL TERM LOANS (Cost $35,949)		$30,068
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
Commercial and residential - 2.5%		10,716,106	2.5%
Federal Home Loan Mortgage Corp. - 0.0%		322,553	0.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,807,480)		$11,038,659
ASSET BACKED SECURITIES - 2.9%
AMSR Trust Series 2019-SFR1, Class A, 2.774%, 01/19/2039 (A)	$1,665,000	1,770,984	0.4%
OTHER SECURITIES		10,803,625	2.5%
TOTAL ASSET BACKED SECURITIES (Cost $12,072,727)		$12,574,609
COMMON STOCKS - 1.6%
Communication services - 0.0%		0	0.0%
Financials - 0.9%		3,838,614	0.9%
Industrials - 0.5%
The Boeing Company	9,863	1,807,888	0.4%
OTHER SECURITIES		296,291	0.1%
		2,104,179
Real estate - 0.2%		994,439	0.2%
TOTAL COMMON STOCKS (Cost $9,041,442)		$6,937,232
PREFERRED SECURITIES - 4.7%
Financials - 1.0%		4,305,491	1.0%
Health care - 0.3%		1,307,288	0.3%
Industrials - 0.5%
Fortive Corp., 5.000%	2,450	2,116,800	0.5%
Information technology - 0.4%		1,493,229	0.4%
Utilities - 2.5%
Dominion Energy, Inc., 7.250%	18,000	1,824,120	0.4%
NextEra Energy, Inc., 4.872%	41,250	2,002,275	0.4%
OTHER SECURITIES		7,139,244	1.7%
		10,965,639
TOTAL PREFERRED SECURITIES (Cost $21,840,456)		$20,188,447
PURCHASED OPTIONS - 0.1%
Puts - 0.1%		300,528	0.1%
TOTAL PURCHASED OPTIONS (Cost $291,546)		$300,528
SHORT-TERM INVESTMENTS - 2.8%
Short-term funds - 1.2%
John Hancock Collateral Trust, 0.2429% (E)(F)	537,658	5,382,651	1.2%
Repurchase agreement - 1.6%
Barclays Tri-Party Repurchase Agreement dated 6-30-20 at 0.060% to be repurchased at $3,191,005 on 7-1-20, collateralized by $3,020,200 U.S. Treasury Notes, 1.625% due 10-31-26 (valued at $3,254,850)	$3,191,000	3,191,000	0.8%
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $3,575,000 on 7-1-20, collateralized by $3,638,100 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $3,646,575)	$3,575,000	$3,575,000	0.8%
		6,766,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,148,675)		$12,148,651
Total Investments (Strategic Income Opportunities Trust) (Cost $427,424,741) - 99.7%		$431,225,495	99.7%
Other assets and liabilities, net - 0.3%		1,421,969	0.3%
TOTAL NET ASSETS - 100.0%		$432,647,464	100.0%
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $165,674,260 or 38.3% of the fund's net assets as of 6-30-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	15	Long	Sep 2020	$2,413,538	$2,424,737	$11,199
10-Year U.S. Treasury Note Futures	262	Short	Sep 2020	(36,386,954)	(36,463,031)	(76,077)
German Euro BUND Futures	11	Short	Sep 2020	(2,182,666)	(2,181,522)	1,144
U.S. Treasury Long Bond Futures	158	Short	Sep 2020	(27,919,782)	(28,212,860)	(293,078)
						$(356,812)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	8,920,864	EUR	5,787,500	SSB	9/16/2020	$58,932	—
CAD	11,964,993	USD	8,796,250	JPM	9/16/2020	18,443	—
CAD	7,996,341	USD	5,882,500	MSCS	9/16/2020	8,459	—
CAD	9,886,404	USD	7,271,875	RBC	9/16/2020	11,507	—
CAD	1,993,983	USD	1,456,875	SSB	9/16/2020	12,106	—
EUR	5,787,500	CAD	8,839,509	JPM	9/16/2020	1,003	—
EUR	1,471,250	GBP	1,314,891	SCB	9/16/2020	25,710	—
EUR	1,462,500	GBP	1,314,252	SSB	9/16/2020	16,656	—
EUR	42,661	USD	47,986	CITI	9/16/2020	23	—
EUR	4,223,034	USD	4,760,415	GSI	9/16/2020	—	$(7,902)
EUR	4,243,916	USD	4,772,934	HUS	9/16/2020	3,080	—
EUR	10,066,722	USD	11,306,636	JPM	9/16/2020	22,239	—
EUR	4,216,722	USD	4,760,806	SSB	9/16/2020	—	(15,396)
GBP	2,647,049	EUR	2,933,750	HUS	9/16/2020	—	(20,170)
NOK	15,514,503	EUR	1,470,000	HUS	9/16/2020	—	(41,999)
NOK	13,951,668	USD	1,455,000	MSCS	9/16/2020	—	(5,106)
NOK	13,759,829	USD	1,455,000	SSB	9/16/2020	—	(25,043)
SEK	15,328,310	EUR	1,470,000	JPM	9/16/2020	—	(7,799)
SGD	2,529,825	USD	1,812,435	GSI	9/16/2020	3,270	—
USD	4,096,152	AUD	5,910,838	RBC	9/16/2020	16,021	—
USD	1,989,362	BRL	9,789,253	CITI	9/16/2020	195,090	—
USD	5,882,500	CAD	7,953,110	CIBC	9/16/2020	23,388	—
USD	2,907,500	CAD	3,932,059	CITI	9/16/2020	10,725	—
USD	5,882,500	CAD	7,976,199	JPM	9/16/2020	6,380	—
USD	2,907,500	CAD	3,957,762	RBC	9/16/2020	—	(8,210)
USD	5,691,342	EUR	5,039,511	CITI	9/16/2020	19,984	—
USD	4,774,675	EUR	4,200,471	GSI	9/16/2020	47,554	—
USD	4,799,753	EUR	4,229,022	JPM	9/16/2020	40,503	—
USD	14,537,473	EUR	12,811,074	MSCS	9/16/2020	120,163	—
USD	2,397,773	EUR	2,114,511	SSB	9/16/2020	18,148	—
USD	1,698,625	GBP	1,334,406	SSB	9/16/2020	44,430	—
USD	1,427,957	JPY	153,637,561	SSB	9/16/2020	3,621	—
USD	1,484,406	MXN	32,702,128	RBC	9/17/2020	75,925	—
USD	1,649,024	NZD	2,542,581	ANZ	9/16/2020	8,407	—
USD	13,640,356	SGD	18,933,155	CITI	9/16/2020	51,655	—
						$863,422	$(131,625)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 63.6%
U.S. Treasury Bonds - 11.3%
2.000%, 02/15/2050	$3,000,000	$3,433,828	0.4%
2.250%, 08/15/2049	2,000,000	2,404,063	0.3%
2.750%, 08/15/2047	3,000,000	3,917,930	0.5%
2.875%, 05/15/2049	3,500,000	4,732,383	0.6%
3.000%, 02/15/2047 to 02/15/2049	28,635,000	39,113,442	5.1%
4.250%, 05/15/2039 to 11/15/2040	4,610,000	7,133,954	1.0%
4.375%, 05/15/2041	1,830,000	2,909,771	0.4%
4.625%, 02/15/2040	5,000,000	8,106,836	1.1%
4.750%, 02/15/2041	2,000,000	3,317,891	0.4%
7.875%, 02/15/2021	3,400,000	3,562,828	0.5%
8.750%, 08/15/2020	5,750,000	5,810,864	0.8%
OTHER SECURITIES		1,525,672	0.2%
		85,969,462
U.S. Treasury Notes - 25.2%
0.625%, 03/31/2027	6,000,000	6,060,938	0.8%
1.250%, 08/31/2024	5,000,000	5,209,961	0.7%
1.375%, 10/31/2020 to 08/31/2026	35,500,000	35,910,911	4.7%
1.500%, 01/31/2027	5,000,000	5,338,086	0.7%
1.625%, 07/31/2020 (A)	16,500,000	16,519,768	2.2%
1.625%, 08/15/2029	8,000,000	8,727,500	1.1%
1.750%, 07/31/2021 to 12/31/2024	13,000,000	13,515,899	1.8%
2.000%, 11/15/2021 to 02/15/2022	29,400,000	30,158,821	3.9%
2.125%, 05/31/2026	3,000,000	3,303,867	0.4%
2.250%, 02/15/2021 to 11/15/2027	24,595,000	27,246,814	3.6%
2.375%, 05/15/2029	5,000,000	5,769,922	0.8%
2.625%, 02/28/2023	3,000,000	3,195,234	0.4%
2.750%, 04/30/2023	3,500,000	3,753,887	0.5%
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,751,875	1.5%
3.125%, 05/15/2021	13,100,000	13,436,711	1.8%
OTHER SECURITIES		2,281,875	0.3%
		191,182,069
Federal Home Loan Bank - 0.4%
5.500%, 07/15/2036	1,690,000	2,640,780	0.4%
		2,640,780
Federal Home Loan Mortgage Corp. - 4.9%
3.000%, 07/01/2032 to 08/01/2046	7,090,249	7,552,469	1.1%
3.500%, 12/01/2025 to 06/01/2048	7,879,325	8,408,381	1.2%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.000%, 02/01/2024 to 09/01/2047	$3,397,028	$3,645,580	0.5%
4.500%, 05/01/2024 to 11/01/2048	5,596,884	6,063,475	0.8%
OTHER SECURITIES		11,146,020	1.3%
		36,815,925
Federal National Mortgage Association - 15.1%
2.500%, 05/01/2028 to 06/01/2050	9,146,829	9,567,661	1.3%
2.500%, TBA (B)	4,000,000	4,186,562	0.6%
3.000%, 01/01/2027 to 12/01/2049	18,644,297	19,835,327	2.5%
3.000%, TBA (B)	16,400,000	17,265,484	2.3%
3.500%, 12/01/2025 to 10/01/2049	21,621,461	23,119,210	3.1%
3.500%, TBA (B)	8,000,000	8,412,500	1.1%
4.000%, 08/01/2020 to 07/01/2049	17,332,718	18,594,679	2.6%
4.500%, 12/01/2020 to 09/01/2048	4,011,847	4,389,844	0.6%
7.250%, 05/15/2030	1,450,000	2,300,099	0.3%
OTHER SECURITIES		7,022,476	0.7%
		114,693,842
Government National Mortgage Association - 6.6%
3.000%, 08/15/2043 to 09/20/2047	11,978,050	12,725,237	1.6%
3.000%, TBA (B)	5,000,000	5,271,520	0.7%
3.500%, 04/15/2042 to 04/20/2050	13,868,215	14,864,246	2.0%
3.500%, TBA (B)	2,800,000	2,940,920	0.4%
4.000%, 11/15/2026 to 08/20/2048	8,562,926	9,229,656	1.3%
4.500%, 06/15/2023 to 10/20/2048	2,459,173	2,685,401	0.4%
OTHER SECURITIES		2,189,587	0.2%
		49,906,567
Tennessee Valley Authority - 0.1%		715,900	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $444,122,616)		$481,924,545
FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Brazil - 0.2%		1,700,660	0.2%
Canada - 0.2%		1,315,108	0.2%
Chile - 0.1%		510,750	0.1%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia - 0.1%		$563,063	0.1%
Israel - 0.1%		527,958	0.1%
Italy - 0.0%		347,047	0.0%
Japan - 0.1%		857,163	0.1%
Mexico - 0.1%		1,132,275	0.1%
Panama - 0.1%		532,341	0.1%
Peru - 0.1%		380,315	0.1%
Philippines - 0.1%		1,013,640	0.1%
Turkey - 0.1%		750,158	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,289,669)		$9,630,478
CORPORATE BONDS - 26.3%
Communication services - 2.6%		19,642,912	2.6%
Consumer discretionary - 1.9%		14,847,089	1.9%
Consumer staples - 1.7%		12,874,620	1.7%
Energy - 2.1%		15,648,599	2.1%
Financials - 6.9%		52,186,884	6.9%
Health care - 2.4%		18,214,801	2.4%
Industrials - 2.6%		19,400,324	2.6%
Information technology - 2.4%		18,264,024	2.4%
Materials - 0.9%		6,536,680	0.9%
Real estate - 0.7%		5,316,465	0.7%
Utilities - 2.1%		16,279,665	2.1%
TOTAL CORPORATE BONDS (Cost $179,710,226)		$199,212,063
MUNICIPAL BONDS - 0.7%		5,682,823	0.7%
TOTAL MUNICIPAL BONDS (Cost $4,470,445)		$5,682,823
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
Commercial and residential - 2.1%
GS Mortgage Securities Trust Series 2016-GS4, Class A3, 3.178%, 11/10/2049	$3,000,000	3,259,828	0.4%
GS Mortgage Securities Trust Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,284,077	0.4%
OTHER SECURITIES		9,598,218	1.3%
		16,142,123
Federal Home Loan Mortgage Corp. - 0.4%		3,042,102	0.4%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,488,412)		$19,184,225
ASSET BACKED SECURITIES - 0.1%		477,234	0.1%
TOTAL ASSET BACKED SECURITIES (Cost $472,012)		$477,234
SHORT-TERM INVESTMENTS - 12.0%
Short-term funds - 12.0%
John Hancock Collateral Trust, 0.2429% (C)(D)	2,230,031	22,325,508	3.0%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (C)	68,330,427	$68,330,427	9.0%
		90,655,935
TOTAL SHORT-TERM INVESTMENTS (Cost $90,644,804)		$90,655,935
Total Investments (Total Bond Market Trust) (Cost $747,198,184) - 106.5%		$806,767,303	106.5%
Other assets and liabilities, net - (6.5)%		(48,896,216)	(6.5%)
TOTAL NET ASSETS - 100.0%		$757,871,087	100.0%
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 6-30-20.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
Federal Home Loan Mortgage Corp. - 0.5%		$1,486,249	0.5%
Federal National Mortgage Association - 0.8%		2,186,049	0.8%
Government National Mortgage Association - 0.1%		408,996	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,093,604)		$4,081,294
CORPORATE BONDS - 49.9%
Communication services - 1.1%
ViacomCBS, Inc. 3.375%, 03/01/2022 (A)	$3,000,000	3,105,834	1.1%
Consumer discretionary - 6.7%
BMW US Capital LLC 3.100%, 04/12/2021 (B)	3,000,000	3,048,643	1.1%
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,135,169	1.1%
Ford Motor Credit Company LLC 3.336%, 03/18/2021	3,000,000	2,969,130	1.0%
Nissan Motor Acceptance Corp. 2.550%, 03/08/2021 (B)	3,000,000	2,979,061	1.0%
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (B)	3,000,000	3,155,204	1.1%
OTHER SECURITIES		4,121,399	1.4%
		19,408,606
Consumer staples - 2.2%
Keurig Dr. Pepper, Inc. 3.551%, 05/25/2021	3,000,000	3,083,367	1.1%
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,914,301	1.0%

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer staples (continued)
OTHER SECURITIES		$267,000	0.1%
		6,264,668
Energy - 3.6%
Halliburton Company 3.250%, 11/15/2021	$3,000,000	3,065,526	1.1%
Sunoco Logistics Partners Operations LP 4.400%, 04/01/2021 (A)	3,000,000	3,059,735	1.1%
OTHER SECURITIES		4,219,630	1.4%
		10,344,891
Financials - 20.5%
Cooperatieve Rabobank UA 3.125%, 04/26/2021	3,000,000	3,068,019	1.1%
Fifth Third Bank NA 2.250%, 06/14/2021	3,000,000	3,048,100	1.1%
General Motors Financial Company, Inc. 3.200%, 07/06/2021	3,000,000	3,034,589	1.0%
Morgan Stanley 2.500%, 04/21/2021	3,000,000	3,050,230	1.1%
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,116,763	1.1%
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,090,199	1.1%
UBS Group AG 3.000%, 04/15/2021 (B)	3,000,000	3,059,257	1.1%
Wells Fargo & Company 2.500%, 03/04/2021	3,000,000	3,041,915	1.1%
OTHER SECURITIES		34,769,742	11.8%
		59,278,814
Health care - 5.7%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,111,840	1.1%
Anthem, Inc. 2.500%, 11/21/2020	3,000,000	3,023,785	1.0%
OTHER SECURITIES		10,368,332	3.6%
		16,503,957
Industrials - 2.8%		8,122,819	2.8%
Information technology - 4.2%
Broadcom, Inc. 3.125%, 04/15/2021 (B)	3,000,000	3,049,426	1.0%
Dell International LLC 4.420%, 06/15/2021 (B)	3,000,000	3,083,588	1.1%
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,153,154	1.1%
OTHER SECURITIES		3,004,064	1.0%
		12,290,232
Materials - 1.4%		3,930,154	1.4%
Utilities - 1.7%		4,888,987	1.7%
TOTAL CORPORATE BONDS (Cost $141,786,933)		$144,138,962
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Commercial and residential - 1.4%
Vista Point Securitization Trust Series 2020-1, Class A1, 1.763%, 03/25/2065 (B)(C)	3,000,000	2,999,958	1.0%
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OTHER SECURITIES		$1,262,200	0.4%
		4,262,158
Federal National Mortgage Association - 0.3%		861,366	0.3%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,125,880)		$5,123,524
ASSET BACKED SECURITIES - 17.1%
American Express Credit Account Master Trust Series 2017-6, Class A, 2.040%, 05/15/2023	$3,000,000	3,014,438	1.0%
American Tower Trust Series 2013, Class 2A, 3.070%, 03/15/2048 (B)	2,500,000	2,557,901	0.9%
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1, 2.490%, 01/20/2023	4,000,000	4,047,759	1.4%
Ford Credit Auto Owner Trust Series 2018-A, Class A3, 3.030%, 11/15/2022	2,572,742	2,608,353	0.9%
PFS Financing Corp. Series 2018-B, Class A, 2.890%, 02/15/2023 (B)	2,790,000	2,822,392	1.0%
World Financial Network Credit Card Master Trust Series 2015-B, Class A, 2.550%, 06/17/2024	3,255,000	3,262,154	1.1%
OTHER SECURITIES		31,035,284	10.8%
TOTAL ASSET BACKED SECURITIES (Cost $49,122,970)		$49,348,281
SHORT-TERM INVESTMENTS - 30.7%
Commercial paper - 12.6%
Apple, Inc., 0.200%, 07/06/2020 *	3,000,000	2,999,975	1.1%
BASF SE, 0.300%, 07/08/2020 *	3,000,000	2,999,409	1.0%
Cargill, Inc., 0.200%, 08/03/2020 *	3,000,000	2,999,646	1.1%
Colgate-Palmolive Company, 0.120%, 08/10/2020 *	3,000,000	2,999,607	1.1%
Cummins, Inc., 0.320%, 08/17/2020 *	3,000,000	2,999,432	1.0%
Kaiser Foundation Hospitals, 0.250%, 08/05/2020 *	3,000,000	2,999,016	1.0%
Lime Funding LLC, 0.300%, 09/10/2020 *	3,000,000	2,998,512	1.0%
Old Line Funding LLC, 0.200%, 07/07/2020 *	3,000,000	2,999,942	1.1%
PSP Capital, Inc., 0.170%, 08/05/2020 *	3,000,000	2,999,526	1.0%
Salt River Project Agricultural Improvement & Power District, 0.150%, 07/02/2020 *	3,000,000	2,999,288	1.0%
Trustees of Princeton University, 0.250%, 08/03/2020 *	3,500,000	3,500,479	1.2%
University of California, 0.270%, 07/02/2020 *	3,000,000	2,998,740	1.0%
		36,493,572

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
U.S. Government - 16.8%
U.S. Treasury Bill, 0.130%, 07/16/2020 *	$10,000,000	$9,999,526	3.5%
U.S. Treasury Bill, 0.140%, 07/16/2020 *	4,500,000	4,499,787	1.5%
U.S. Treasury Bill, 0.140%, 09/24/2020 *	8,000,000	7,997,544	2.8%
U.S. Treasury Bill, 0.145%, 08/20/2020 *	10,000,000	9,998,264	3.5%
U.S. Treasury Bill, 0.158%, 08/04/2020 *	6,000,000	5,999,277	2.1%
U.S. Treasury Bill, 0.159%, 08/20/2020 *	5,000,000	4,999,132	1.7%
U.S. Treasury Bill, 0.160%, 08/04/2020 *	5,000,000	4,999,398	1.7%
		48,492,928
Short-term funds - 1.3%
John Hancock Collateral Trust, 0.2429% (D)(E)	250,620	2,509,033	0.9%
OTHER SECURITIES		1,116,365	0.4%
		3,625,398
TOTAL SHORT-TERM INVESTMENTS (Cost $88,611,629)		$88,611,898
Total Investments (Ultra Short Term Bond Trust) (Cost $288,741,016) - 100.8%		$291,303,959	100.8%
Other assets and liabilities, net - (0.8)%		(2,427,188)	(0.8%)
TOTAL NET ASSETS - 100.0%		$288,876,771	100.0%
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-20.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $65,703,262 or 22.7% of the fund's net assets as of 6-30-20.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 6-30-20:
High Yield Trust
United States	78.7%
Canada	4.0%
Cayman Islands	3.9%
United Kingdom	2.8%
France	2.3%
Ireland	1.8%
Italy	1.3%
Luxembourg	1.1%
Other countries	4.1%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	66.0%
Canada	4.3%
Indonesia	3.8%
Supranational	2.6%
Luxembourg	2.0%
Norway	1.8%
Portugal	1.7%
Singapore	1.7%
Netherlands	1.5%
Germany	1.5%
Other countries	13.1%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.
36

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$793,038,455	$1,116,647,141	$176,704,247	$322,010,224
Affiliated investments, at value	4,253,166	5,424,535	9,802,025	1,628,373
Repurchase agreements, at value	2,978,000	—	—	11,800,000
Total investments, at value	800,269,621	1,122,071,676	186,506,272	335,438,597
Swap contracts, at value	—	—	—	6,310
Receivable for centrally cleared swaps	—	—	380,894	38,064
Unrealized appreciation on forward foreign currency contracts	—	—	8,469	61,951
Receivable for futures variation margin	20,349	—	—	70,716
Cash	14,879	—	—	18,679
Foreign currency, at value	—	—	119,944	123
Collateral held at broker for futures contracts	344,400	—	96,971	—
Dividends and interest receivable	5,118,693	4,056,315	2,830,427	1,426,211
Receivable for fund shares sold	9,313,034	41,845	1,772,879	8,093,958
Receivable for investments sold	1,085,032	12,500,595	4,821,686	448,508
Receivable for delayed delivery securities sold	4,528,071	130,008,409	—	25,004,041
Receivable for securities lending income	5,356	1,884	3,444	376
Other assets	10,526	16,719	4,199	4,536
Total assets	820,709,961	1,268,697,443	196,545,185	370,612,070
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	22,107	207
Swap contracts, at value	—	—	—	3,706,070
Payable for futures variation margin	—	—	2,031	—
Due to custodian	—	1,025,976	854,329	—
Payable for collateral on OTC derivatives	—	—	—	10,000
Payable for collateral on sale commitments	—	130,000	—	—
Payable for investments purchased	1,597,690	13,186,870	5,035,038	1,818,065
Payable for delayed delivery securities purchased	76,080,989	251,888,575	—	107,815,024
Payable for fund shares repurchased	12,209	32,004	—	—
Payable upon return of securities loaned	4,240,240	5,426,122	9,802,670	1,625,223
Payable to affiliates
Accounting and legal services fees	22,223	28,436	5,687	7,207
Trustees' fees	1,216	1,921	391	466
Other liabilities and accrued expenses	70,970	91,869	53,949	71,111
Total liabilities	82,025,537	271,811,773	15,776,202	115,053,373
Net assets	$738,684,424	$996,885,670	$180,768,983	$255,558,697
Net assets consist of
Paid-in capital	$674,701,781	$914,163,590	$254,730,036	$233,329,573
Total distributable earnings (loss)	63,982,643	82,722,080	(73,961,053)	22,229,124
Net assets	$738,684,424	$996,885,670	$180,768,983	$255,558,697
Unaffiliated investments, including repurchase agreements, at cost	$757,315,385	$1,083,183,632	$196,004,675	$318,733,418
Affiliated investments, at cost	$4,253,241	$5,424,604	$9,802,264	$1,628,387
Foreign currency, at cost	—	—	$125,901	$190
Net unamortized upfront payment on OTC swaps	—	—	—	$(272,050)
Securities loaned, at value	$4,147,057	$5,309,052	$9,598,480	$1,578,510
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$36,763,441	$93,928,350	$60,364,388	$135,480,600
Shares outstanding	3,565,764	6,579,813	12,022,679	11,208,466
Net asset value, offering price and redemption price per share	$10.31	$14.28	$5.02	$12.09
Series II
Net assets	$145,899,123	$83,246,219	$43,348,220	$74,798,730
Shares outstanding	14,137,616	5,843,745	8,434,460	6,190,194
Net asset value, offering price and redemption price per share	$10.32	$14.25	$5.14	$12.08
Series NAV
Net assets	$556,021,860	$819,711,101	$77,056,375	$45,279,367
Shares outstanding	53,882,110	57,675,337	15,598,208	3,758,986
Net asset value, offering price and redemption price per share	$10.32	$14.21	$4.94	$12.05
The accompanying notes are an integral part of the financial statements.
37

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$2,148,766,421	$200,708,292	$7,151,594,479	$195,551,363
Affiliated investments, at value	—	—	17,761,275	—
Repurchase agreements, at value	286,000,000	—	80,970,000	2,749,000
Total investments, at value	2,434,766,421	200,708,292	7,250,325,754	198,300,363
Swap contracts, at value	—	1,538,603	—	—
Receivable for centrally cleared swaps	—	751,537	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,111,350	—	—
Receivable for futures variation margin	—	19,931	274,144	—
Cash	53,116	29,974	1,441,450	1,113
Foreign currency, at value	—	322,983	—	—
Collateral held at broker for futures contracts	—	681,000	5,961,600	—
Collateral segregated at custodian for OTC derivative contracts	—	1,199,000	—	—
Dividends and interest receivable	1,144,478	1,259,542	40,788,660	1,100,020
Receivable for fund shares sold	242,646	885,899	40,926,791	238,280
Receivable for investments sold	—	3,797,195	8,486,761	—
Receivable for delayed delivery securities sold	—	3,485,523	12,958,172	—
Receivable for securities lending income	—	—	19,170	205
Receivable from affiliates	16,314	11,828	158	—
Other assets	3,663	7,879	134,272	4,742
Total assets	2,436,226,638	215,810,536	7,361,316,932	199,644,723
Liabilities
Payable for sale commitments outstanding, at value	—	1,612,182	—	—
Unrealized depreciation on forward foreign currency contracts	—	623,497	—	—
Swap contracts, at value	—	1,166,751	—	—
Payable for collateral on OTC derivatives	—	395,000	—	—
Payable for investments purchased	25,483,184	4,925,891	30,790,358	2,000,000
Payable for delayed delivery securities purchased	—	27,984,567	20,196,118	—
Payable for fund shares repurchased	310,946	—	—	—
Payable upon return of securities loaned	—	—	17,705,351	—
Payable to affiliates
Accounting and legal services fees	77,962	6,495	197,921	7,242
Trustees' fees	3,348	392	14,766	336
Other liabilities and accrued expenses	140,197	103,697	394,311	47,067
Total liabilities	26,015,637	36,818,472	69,298,825	2,054,645
Net assets	$2,410,211,001	$178,992,064	$7,292,018,107	$197,590,078
Net assets consist of
Paid-in capital	$2,410,159,999	$167,432,995	$6,775,752,840	$214,980,238
Total distributable earnings (loss)	51,002	11,559,069	516,265,267	(17,390,160)
Net assets	$2,410,211,001	$178,992,064	$7,292,018,107	$197,590,078
Unaffiliated investments, including repurchase agreements, at cost	$2,434,766,421	$201,762,088	$6,875,147,574	$192,925,740
Affiliated investments, at cost	—	—	$17,761,131	—
Foreign currency, at cost	—	$358,890	—	—
Proceeds received on sale commitments outstanding	—	$1,612,727	—	—
Net unamortized upfront payment on OTC swaps	—	$(172,502)	—	—
Collateral held at broker for centrally cleared swaps	—	$841,000	—	—
Securities loaned, at value	—	—	$17,251,216	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,841,040,621	$31,407,053	$167,039,741	$34,703,294
Shares outstanding	1,841,053,450	2,395,900	11,430,181	2,780,507
Net asset value, offering price and redemption price per share	$1.00	$13.11	$14.61	$12.48
Series II
Net assets	$107,740,184	$54,215,587	$451,141,100	$32,599,689
Shares outstanding	107,719,800	4,203,341	30,860,812	2,612,867
Net asset value, offering price and redemption price per share	$1.00	$12.90	$14.62	$12.48
Series NAV
Net assets	$461,430,196	$93,369,424	$6,673,837,266	$130,287,095
Shares outstanding	461,425,968	7,148,755	456,814,519	10,438,374
Net asset value, offering price and redemption price per share	$1.00	$13.06	$14.61	$12.48
The accompanying notes are an integral part of the financial statements.
38

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$419,076,844	$784,441,795	$288,794,926
Affiliated investments, at value	5,382,651	22,325,508	2,509,033
Repurchase agreements, at value	6,766,000	—	—
Total investments, at value	431,225,495	806,767,303	291,303,959
Unrealized appreciation on forward foreign currency contracts	863,422	—	—
Receivable for futures variation margin	124,457	—	—
Cash	789	475,776	—
Foreign currency, at value	143,975	—	—
Collateral held at broker for futures contracts	2,337,000	—	—
Dividends and interest receivable	3,739,385	4,264,185	1,333,044
Receivable for fund shares sold	891,971	6,784,408	333,410
Receivable for investments sold	2,425,481	17,726	—
Receivable for securities lending income	3,400	8,837	382
Receivable from affiliates	—	5,858	—
Other assets	8,818	8,530	4,258
Total assets	441,764,193	818,332,623	292,975,053
Liabilities
Unrealized depreciation on forward foreign currency contracts	131,625	—	—
Foreign capital gains tax payable	3,127	—	—
Payable for investments purchased	1,407,857	38,078,930	1,544,185
Payable for delayed delivery securities purchased	1,938,538	—	—
Payable for fund shares repurchased	154,904	—	—
Payable upon return of securities loaned	5,381,321	22,294,245	2,502,970
Payable to affiliates
Accounting and legal services fees	13,170	24,015	9,304
Trustees' fees	912	987	422
Other liabilities and accrued expenses	85,275	63,359	41,401
Total liabilities	9,116,729	60,461,536	4,098,282
Net assets	$432,647,464	$757,871,087	$288,876,771
Net assets consist of
Paid-in capital	$436,370,198	$689,701,843	$302,386,034
Total distributable earnings (loss)	(3,722,734)	68,169,244	(13,509,263)
Net assets	$432,647,464	$757,871,087	$288,876,771
Unaffiliated investments, including repurchase agreements, at cost	$422,042,066	$724,883,807	$286,231,947
Affiliated investments, at cost	$5,382,675	$22,314,377	$2,509,069
Foreign currency, at cost	$143,950	—	—
Securities loaned, at value	$5,248,138	$21,839,891	$2,449,116
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$319,949,509	$389,578,229	$13,243,579
Shares outstanding	23,695,608	35,262,256	1,137,495
Net asset value, offering price and redemption price per share	$13.50	$11.05	$11.64
Series II
Net assets	$33,356,564	$74,395,996	$242,715,023
Shares outstanding	2,466,229	6,731,150	20,868,062
Net asset value, offering price and redemption price per share	$13.53	$11.05	$11.63
Series NAV
Net assets	$79,341,391	$293,896,862	$32,918,169
Shares outstanding	5,893,053	26,604,871	2,825,861
Net asset value, offering price and redemption price per share	$13.46	$11.05	$11.65
The accompanying notes are an integral part of the financial statements.
39

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$12,099,973	$12,457,029	$5,996,220	$3,804,500
Securities lending	50,772	24,417	30,127	5,480
Dividends	39,165	—	74,335	—
Less foreign taxes withheld	—	(132)	(23)	(4,148)
Total investment income	12,189,910	12,481,314	6,100,659	3,805,832
Expenses
Investment management fees	2,170,528	2,908,077	644,281	744,955
Distribution and service fees	184,727	124,935	71,652	124,179
Accounting and legal services fees	56,946	77,276	13,564	19,066
Trustees' fees	6,728	9,883	1,925	2,425
Custodian fees	48,984	63,604	14,890	32,179
Printing and postage	15,145	16,955	9,906	10,649
Professional fees	35,714	40,143	39,142	44,202
Other	20,733	27,913	10,561	9,265
Total expenses	2,539,505	3,268,786	805,921	986,920
Less expense reductions	(24,445)	(34,766)	(6,277)	(8,407)
Net expenses	2,515,060	3,234,020	799,644	978,513
Net investment income	9,674,850	9,247,294	5,301,015	2,827,319
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,587,923	33,501,130	(3,397,983)	7,392,800
Affiliated investments	15,662	14,024	2,288	3,556
Futures contracts	(9,459)	—	307,970	(87,576)
Forward foreign currency contracts	—	—	(33,225)	317,313
Written options	—	—	(989,831)	—
Swap contracts	—	—	182,451	(1,498,018)
	11,594,126	33,515,154	(3,928,330)	6,128,075
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	15,925,272	18,641,987	(12,111,211)	7,839,640
Affiliated investments	328	(145)	972	107
Futures contracts	(82,408)	—	12,597	(5,702)
Forward foreign currency contracts	—	—	(48,450)	186,559
Swap contracts	—	—	53,848	(2,719,570)
	15,843,192	18,641,842	(12,092,244)	5,301,034
Net realized and unrealized gain (loss)	27,437,318	52,156,996	(16,020,574)	11,429,109
Increase (decrease) in net assets from operations	$37,112,168	$61,404,290	$(10,719,559)	$14,256,428
The accompanying notes are an integral part of the financial statements.
40

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$9,637,295	$2,550,949	$119,245,026	$1,962,552
Securities lending	—	—	299,181	3,235
Dividends	—	193,052	191,962	—
Less foreign taxes withheld	—	(20,412)	(7,427)	—
Total investment income	9,637,295	2,723,589	119,728,742	1,965,787
Expenses
Investment management fees	3,944,715	609,706	21,453,446	529,550
Distribution and service fees	556,365	76,278	599,531	44,622
Interest expense	—	26,017	—	—
Accounting and legal services fees	197,201	12,412	563,672	14,795
Trustees' fees	18,785	1,873	73,877	1,766
Custodian fees	143,368	60,558	411,172	14,504
Printing and postage	29,862	9,771	92,087	8,966
Professional fees	32,875	67,001	95,551	37,030
Other	24,783	9,934	147,441	7,144
Total expenses	4,947,954	873,550	23,436,777	658,377
Less expense reductions	(1,433,122)	(46,782)	(1,045,792)	(6,241)
Net expenses	3,514,832	826,768	22,390,985	652,136
Net investment income	6,122,463	1,896,821	97,337,757	1,313,651
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	25,511	15,169,473	183,415,795	429,388
Affiliated investments	—	—	96,389	4,488
Securities sold short	—	(179,689)	—	—
Futures contracts	—	959,776	16,662	136,016
Forward foreign currency contracts	—	369,601	—	—
Written options	—	142,065	—	—
Swap contracts	—	(1,843,255)	—	—
	25,511	14,617,971	183,528,846	569,892
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(6,302,255)	136,049,386	4,165,922
Affiliated investments	—	—	1,556	—
Securities sold short	—	(30,216)	—	—
Futures contracts	—	(444,593)	(1,684,229)	3,671
Forward foreign currency contracts	—	(54,449)	—	—
Written options	—	21,492	—	—
Swap contracts	—	1,167,486	—	—
	—	(5,642,535)	134,366,713	4,169,593
Net realized and unrealized gain (loss)	25,511	8,975,436	317,895,559	4,739,485
Increase in net assets from operations	$6,147,974	$10,872,257	$415,233,316	$6,053,136
The accompanying notes are an integral part of the financial statements.
41

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$6,848,672	$8,488,044	$3,076,229
Securities lending	3,906	52,129	3,696
Dividends	746,163	—	—
Less foreign taxes withheld	(37,367)	—	—
Total investment income	7,561,374	8,540,173	3,079,925
Expenses
Investment management fees	1,411,287	1,618,447	777,754
Distribution and service fees	124,518	170,296	302,354
Accounting and legal services fees	33,029	57,116	22,573
Trustees' fees	4,382	6,093	2,642
Custodian fees	52,038	41,748	18,529
Printing and postage	11,698	15,072	11,003
Professional fees	45,841	31,308	34,122
Other	16,726	13,645	8,309
Total expenses	1,699,519	1,953,725	1,177,286
Less expense reductions	(15,042)	(921,983)	(94,801)
Net expenses	1,684,477	1,031,742	1,082,485
Net investment income	5,876,897	7,508,431	1,997,440
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,140,726)	1,986,590	346,920
Affiliated investments	380	24,191	6,220
Futures contracts	(525,877)	—	—
Forward foreign currency contracts	2,912,648	—	—
Written options	92,588	—	—
	(4,660,987)	2,010,781	353,140
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(5,271,337)	32,239,535	991,704
Affiliated investments	117	11,759	(23)
Futures contracts	(359,543)	—	—
Forward foreign currency contracts	1,957,837	—	—
	(3,672,926)	32,251,294	991,681
Net realized and unrealized gain (loss)	(8,333,913)	34,262,075	1,344,821
Increase (decrease) in net assets from operations	$(2,457,016)	$41,770,506	$3,342,261
The accompanying notes are an integral part of the financial statements.
42

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$9,674,850	$20,890,342	$9,247,294	$26,565,271	$5,301,015	$11,406,632
Net realized gain (loss)	11,594,126	11,924,774	33,515,154	42,550,241	(3,928,330)	(1,090,852)
Change in net unrealized appreciation (depreciation)	15,843,192	29,216,419	18,641,842	17,672,419	(12,092,244)	19,512,970
Increase (decrease) in net assets resulting from operations	37,112,168	62,031,535	61,404,290	86,787,931	(10,719,559)	29,828,750
Distributions to shareholders
From earnings
Series I	—	(1,014,926)	—	(2,209,044)	—	(3,590,513)
Series II	—	(3,630,983)	—	(1,791,244)	—	(2,598,299)
Series NAV	—	(14,962,586)	—	(22,389,125)	—	(4,611,307)
Total distributions	—	(19,608,495)	—	(26,389,413)	—	(10,800,119)
From portfolio share transactions
Portfolio share transactions	(22,651,060)	3,425,839	(154,350,217)	(35,036,399)	(15,018,446)	(9,417,481)
Total increase (decrease)	14,461,108	45,848,879	(92,945,927)	25,362,119	(25,738,005)	9,611,150
Net assets
Beginning of period	724,223,316	678,374,437	1,089,831,597	1,064,469,478	206,506,988	196,895,838
End of period	$738,684,424	$724,223,316	$996,885,670	$1,089,831,597	$180,768,983	$206,506,988
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$2,827,319	$6,769,514	$6,122,463	$37,611,217	$1,896,821	$4,445,237
Net realized gain (loss)	6,128,075	5,178,851	25,511	(6,715)	14,617,971	3,131,960
Change in net unrealized appreciation (depreciation)	5,301,034	10,633,255	—	—	(5,642,535)	4,885,222
Increase (decrease) in net assets resulting from operations	14,256,428	22,581,620	6,147,974	37,604,502	10,872,257	12,462,419
Distributions to shareholders
From earnings
Series I	—	(3,473,749)	(4,506,618)	(27,201,669)	—	(1,985,047)
Series II	—	(1,734,722)	(275,385)	(2,231,111)	—	(3,874,649)
Series NAV	—	(1,093,907)	(1,340,460)	(8,178,439)	—	(7,038,820)
Total distributions	—	(6,302,378)	(6,122,463)	(37,611,219)	—	(12,898,516)
From portfolio share transactions
Portfolio share transactions	(15,391,633)	(5,565,198)	480,274,726	(69,505,575)	(29,705,275)	(4,283,517)
Total increase (decrease)	(1,135,205)	10,714,044	480,300,237	(69,512,292)	(18,833,018)	(4,719,614)
Net assets
Beginning of period	256,693,902	245,979,858	1,929,910,764	1,999,423,056	197,825,082	202,544,696
End of period	$255,558,697	$256,693,902	$2,410,211,001	$1,929,910,764	$178,992,064	$197,825,082
The accompanying notes are an integral part of the financial statements.
43

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$97,337,757	$214,775,694	$1,313,651	$2,256,559	$5,876,897	$14,667,828
Net realized gain (loss)	183,528,846	173,680,925	569,892	679,649	(4,660,987)	(7,705,985)
Change in net unrealized appreciation (depreciation)	134,366,713	331,597,578	4,169,593	3,006,377	(3,672,926)	43,448,309
Increase (decrease) in net assets resulting from operations	415,233,316	720,054,197	6,053,136	5,942,585	(2,457,016)	50,410,152
Distributions to shareholders
From earnings
Series I	—	(4,470,724)	—	(610,855)	—	(9,957,393)
Series II	—	(10,125,346)	—	(336,286)	—	(916,822)
Series NAV	—	(202,803,645)	—	(2,111,118)	—	(2,213,057)
Total distributions	—	(217,399,715)	—	(3,058,259)	—	(13,087,272)
From portfolio share transactions
Portfolio share transactions	(1,424,959,313)	(415,283,899)	13,299,984	283,843	(41,367,735)	(47,218,038)
Total increase (decrease)	(1,009,725,997)	87,370,583	19,353,120	3,168,169	(43,824,751)	(9,895,158)
Net assets
Beginning of period	8,301,744,104	8,214,373,521	178,236,958	175,068,789	476,472,215	486,367,373
End of period	$7,292,018,107	$8,301,744,104	$197,590,078	$178,236,958	$432,647,464	$476,472,215
	Total Bond Market Trust		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$7,508,431	$15,348,884	$1,997,440	$4,686,836
Net realized gain (loss)	2,010,781	3,733,804	353,140	333,238
Change in net unrealized appreciation (depreciation)	32,251,294	28,957,557	991,681	2,101,907
Increase (decrease) in net assets resulting from operations	41,770,506	48,040,245	3,342,261	7,121,981
Distributions to shareholders
From earnings
Series I	—	(7,065,437)	—	(190,668)
Series II	—	(1,224,623)	—	(3,535,618)
Series NAV	—	(6,288,464)	—	(652,225)
Total distributions	—	(14,578,524)	—	(4,378,511)
From portfolio share transactions
Portfolio share transactions	77,049,363	40,544,083	8,885,715	37,793,193
Total increase (decrease)	118,819,869	74,005,804	12,227,976	40,536,663
Net assets
Beginning of period	639,051,218	565,045,414	276,648,795	236,112,132
End of period	$757,871,087	$639,051,218	$288,876,771	$276,648,795
The accompanying notes are an integral part of the financial statements.
44

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
06-30-2020 [3]	9.79	0.13	0.39	0.52	—	—	—	10.31	5.31 [4]	0.70 [5]	0.69 [5]	2.67 [5]	37	56
12-31-2019	9.21	0.29	0.56	0.85	(0.27)	—	(0.27)	9.79	9.25	0.70	0.70	2.96	37	88
12-31-2018	9.57	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.21	(0.60)	0.70	0.70	3.18	35	63
12-31-2017	9.45	0.29	0.17	0.46	(0.34)	—	(0.34)	9.57	4.84	0.70	0.69	3.01	38	86
12-31-2016	9.40	0.31	0.10	0.41	(0.36)	—	(0.36)	9.45	4.34	0.68 [6]	0.68 [6]	3.18	41	84
12-31-2015	9.88	0.33	(0.31)	0.02	(0.50)	—	(0.50)	9.40	0.17	0.69	0.69	3.31	44	60
Series II
06-30-2020 [3]	9.81	0.12	0.39	0.51	—	—	—	10.32	5.20 [4]	0.90 [5]	0.89 [5]	2.48 [5]	146	56
12-31-2019	9.23	0.27	0.56	0.83	(0.25)	—	(0.25)	9.81	9.03	0.90	0.90	2.76	145	88
12-31-2018	9.59	0.28	(0.36)	(0.08)	(0.28)	—	(0.28)	9.23	(0.80)	0.90	0.90	2.98	141	63
12-31-2017	9.47	0.28	0.16	0.44	(0.32)	—	(0.32)	9.59	4.63	0.90	0.89	2.81	167	86
12-31-2016	9.41	0.29	0.11	0.40	(0.34)	—	(0.34)	9.47	4.23	0.88 [6]	0.88 [6]	2.98	167	84
12-31-2015	9.90	0.31	(0.32)	(0.01)	(0.48)	—	(0.48)	9.41	(0.14)	0.89	0.89	3.13	184	60
Series NAV
06-30-2020 [3]	9.80	0.14	0.38	0.52	—	—	—	10.32	5.31 [4]	0.65 [5]	0.64 [5]	2.73 [5]	556	56
12-31-2019	9.22	0.29	0.57	0.86	(0.28)	—	(0.28)	9.80	9.30	0.65	0.65	3.01	542	88
12-31-2018	9.58	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.22	(0.55)	0.65	0.65	3.24	502	63
12-31-2017	9.46	0.30	0.16	0.46	(0.34)	—	(0.34)	9.58	4.89	0.65	0.64	3.06	535	86
12-31-2016	9.40	0.31	0.11	0.42	(0.36)	—	(0.36)	9.46	4.50	0.63 [6]	0.63 [6]	3.23	536	84
12-31-2015	9.89	0.33	(0.32)	0.01	(0.50)	—	(0.50)	9.40	0.12	0.64	0.64	3.35	546	60
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.01%.
Core Bond Trust
Series I
06-30-2020 [3]	13.41	0.12	0.75	0.87	—	—	—	14.28	6.49 [4]	0.66 [5]	0.66 [5]	1.78 [5]	94	238
12-31-2019	12.68	0.32	0.74	1.06	(0.33)	—	(0.33)	13.41	8.32	0.67	0.66	2.42	92	446
12-31-2018	13.08	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.68	(0.59)	0.68	0.67	2.39	93	336
12-31-2017	13.09	0.24	0.20	0.44	(0.28)	(0.17)	(0.45)	13.08	3.40	0.67	0.67	1.83	108	332
12-31-2016	13.01	0.22	0.14	0.36	(0.27)	(0.01)	(0.28)	13.09	2.74	0.67	0.66	1.63	121	486
12-31-2015	13.22	0.21	(0.17)	0.04	(0.22)	(0.03)	(0.25)	13.01	0.31	0.68	0.67	1.57	141	425 [6]
Series II
06-30-2020 [3]	13.39	0.11	0.75	0.86	—	—	—	14.25	6.42 [4]	0.86 [5]	0.86 [5]	1.58 [5]	83	238
12-31-2019	12.67	0.29	0.73	1.02	(0.30)	—	(0.30)	13.39	8.04	0.87	0.86	2.23	81	446
12-31-2018	13.07	0.28	(0.39)	(0.11)	(0.29)	—	(0.29)	12.67	(0.79)	0.88	0.87	2.18	82	336
12-31-2017	13.08	0.22	0.20	0.42	(0.26)	(0.17)	(0.43)	13.07	3.21	0.87	0.87	1.63	101	332
12-31-2016	13.00	0.19	0.14	0.33	(0.24)	(0.01)	(0.25)	13.08	2.54	0.87	0.86	1.43	114	486
12-31-2015	13.21	0.18	(0.16)	0.02	(0.20)	(0.03)	(0.23)	13.00	0.11	0.88	0.87	1.36	128	425 [6]
Series NAV
06-30-2020 [3]	13.34	0.13	0.74	0.87	—	—	—	14.21	6.52 [4]	0.61 [5]	0.61 [5]	1.83 [5]	820	238
12-31-2019	12.62	0.33	0.72	1.05	(0.33)	—	(0.33)	13.34	8.34	0.62	0.61	2.47	918	446
12-31-2018	13.02	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.62	(0.54)	0.63	0.62	2.44	889	336
12-31-2017	13.03	0.25	0.20	0.45	(0.29)	(0.17)	(0.46)	13.02	3.47	0.62	0.62	1.88	1,037	332
12-31-2016	12.96	0.22	0.14	0.36	(0.28)	(0.01)	(0.29)	13.03	2.72	0.62	0.61	1.68	987	486
12-31-2015	13.17	0.21	(0.16)	0.05	(0.23)	(0.03)	(0.26)	12.96	0.36	0.63	0.62	1.60	1,049	425 [6]
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
The accompanying notes are an integral part of the financial statements.
45

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
06-30-2020 [3]	5.31	0.14	(0.43)	(0.29)	—	—	—	5.02	(5.46) [4]	0.85 [5]	0.84 [5]	5.79 [5]	60	55
12-31-2019	4.84	0.30	0.46	0.76	(0.29)	—	(0.29)	5.31	15.66	0.80 [6]	0.79 [6]	5.62	68	57
12-31-2018	5.32	0.31	(0.47)	(0.16)	(0.32)	—	(0.32)	4.84	(3.01)	0.83	0.82	5.89	67	54
12-31-2017	5.23	0.30	0.09	0.39	(0.30)	—	(0.30)	5.32	7.50	0.85	0.84	5.62	81	61
12-31-2016	4.81	0.34	0.45	0.79	(0.37)	—	(0.37)	5.23	16.26	0.75 [7]	0.74 [7]	6.74	88	61
12-31-2015	5.70	0.37	(0.84)	(0.47)	(0.42)	—	(0.42)	4.81	(8.32)	0.80	0.79	6.51	83	74
Series II
06-30-2020 [3]	5.44	0.14	(0.44)	(0.30)	—	—	—	5.14	(5.51) [4]	1.05 [5]	1.04 [5]	5.58 [5]	43	55
12-31-2019	4.96	0.29	0.47	0.76	(0.28)	—	(0.28)	5.44	15.50	1.00 [6]	0.99 [6]	5.42	52	57
12-31-2018	5.43	0.31	(0.47)	(0.16)	(0.31)	—	(0.31)	4.96	(3.15)	1.03	1.02	5.69	50	54
12-31-2017	5.34	0.30	0.08	0.38	(0.29)	—	(0.29)	5.43	7.13	1.05	1.04	5.42	62	61
12-31-2016	4.91	0.34	0.45	0.79	(0.36)	—	(0.36)	5.34	16.16	0.95 [7]	0.94 [7]	6.54	65	61
12-31-2015	5.80	0.36	(0.84)	(0.48)	(0.41)	—	(0.41)	4.91	(8.55)	1.00	0.99	6.32	69	74
Series NAV
06-30-2020 [3]	5.23	0.14	(0.43)	(0.29)	—	—	—	4.94	(5.54) [4]	0.80 [5]	0.79 [5]	5.84 [5]	77	55
12-31-2019	4.77	0.29	0.46	0.75	(0.29)	—	(0.29)	5.23	15.99	0.75 [6]	0.74 [6]	5.66	86	57
12-31-2018	5.24	0.31	(0.46)	(0.15)	(0.32)	—	(0.32)	4.77	(3.02)	0.78	0.77	5.94	80	54
12-31-2017	5.16	0.30	0.08	0.38	(0.30)	—	(0.30)	5.24	7.46	0.80	0.79	5.67	88	61
12-31-2016	4.75	0.34	0.44	0.78	(0.37)	—	(0.37)	5.16	16.56	0.70 [7]	0.70 [7]	6.77	97	61
12-31-2015	5.63	0.36	(0.81)	(0.45)	(0.43)	—	(0.43)	4.75	(8.38)	0.75	0.74	6.56	81	74
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement of legal fees of 0.05%. 7. Includes reimbursement for overbilling of custody expenses in prior years of 0.06%.
Investment Quality Bond Trust
Series I
06-30-2020 [3]	11.39	0.13	0.57	0.70	—	—	—	12.09	6.15 [4]	0.74 [5]	0.74 [5]	2.33 [5]	135	29
12-31-2019	10.68	0.30	0.70	1.00	(0.29)	—	(0.29)	11.39	9.36	0.75	0.74	2.70	139	45
12-31-2018	11.15	0.29	(0.38)	(0.09)	(0.30)	(0.08)	(0.38)	10.68	(0.82)	0.73	0.72	2.66	135	44
12-31-2017	10.99	0.25	0.25	0.50	(0.29)	(0.05)	(0.34)	11.15	4.60	0.72	0.71	2.24	156	72
12-31-2016	10.84	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	10.99	4.29	0.67 [6]	0.66 [6]	2.44	161	60
12-31-2015	11.65	0.26	(0.36)	(0.10)	(0.21)	(0.50)	(0.71)	10.84	(0.82)	0.69	0.69	2.28	166	97
Series II
06-30-2020 [3]	11.40	0.12	0.56	0.68	—	—	—	12.08	5.96 [4]	0.94 [5]	0.94 [5]	2.13 [5]	75	29
12-31-2019	10.69	0.28	0.70	0.98	(0.27)	—	(0.27)	11.40	9.15	0.95	0.94	2.49	76	45
12-31-2018	11.15	0.27	(0.37)	(0.10)	(0.28)	(0.08)	(0.36)	10.69	(0.93)	0.93	0.92	2.46	71	44
12-31-2017	11.00	0.23	0.24	0.47	(0.27)	(0.05)	(0.32)	11.15	4.30	0.92	0.91	2.04	83	72
12-31-2016	10.85	0.25	0.20	0.45	(0.23)	(0.07)	(0.30)	11.00	4.08	0.87 [6]	0.86 [6]	2.25	84	60
12-31-2015	11.66	0.24	(0.36)	(0.12)	(0.19)	(0.50)	(0.69)	10.85	(1.02)	0.89	0.89	2.08	91	97
Series NAV
06-30-2020 [3]	11.35	0.14	0.56	0.70	—	—	—	12.05	6.17 [4]	0.69 [5]	0.69 [5]	2.38 [5]	45	29
12-31-2019	10.65	0.31	0.68	0.99	(0.29)	—	(0.29)	11.35	9.35	0.70	0.69	2.74	41	45
12-31-2018	11.11	0.30	(0.38)	(0.08)	(0.30)	(0.08)	(0.38)	10.65	(0.68)	0.68	0.67	2.72	39	44
12-31-2017	10.95	0.26	0.25	0.51	(0.30)	(0.05)	(0.35)	11.11	4.68	0.67	0.66	2.28	35	72
12-31-2016	10.81	0.27	0.20	0.47	(0.26)	(0.07)	(0.33)	10.95	4.26	0.63 [6]	0.62 [6]	2.44	52	60
12-31-2015	11.61	0.27	(0.35)	(0.08)	(0.22)	(0.50)	(0.72)	10.81	(0.68)	0.64	0.64	2.35	24	97
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.
46

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
06-30-2020 [3]	1.00	0.003	— [4]	0.003	(0.003)	—	(0.003)	1.00	0.30 [5]	0.45 [6]	0.32 [6]	0.54 [6]	1,841	—
12-31-2019	1.00	0.019	— [4]	0.019	(0.019)	—	(0.019)	1.00	1.93	0.46	0.33	1.91	1,420	—
12-31-2018	1.00	0.015	— [4]	0.015	(0.015)	—	(0.015)	1.00	1.54	0.47	0.33	1.53	1,415	—
12-31-2017	1.00	0.006	— [4]	0.006	(0.006)	— [4]	(0.006)	1.00	0.59	0.46	0.33	0.58	1,372	—
12-31-2016	1.00	0.001	— [4]	0.001	(0.001)	—	(0.001)	1.00	0.07	0.48	0.35	0.07	1,718	—
12-31-2015	1.00	—	— [4]	— [4]	—	— [4]	— [4]	1.00	0.00 [7]	0.56	0.17	—	1,714	—
Series II
06-30-2020 [3]	1.00	0.002	— [4]	0.002	(0.002)	—	(0.002)	1.00	0.23 [5]	0.65 [6]	0.46 [6]	0.49 [6]	108	—
12-31-2019	1.00	0.017	— [4]	0.017	(0.017)	—	(0.017)	1.00	1.73	0.66	0.53	1.73	120	—
12-31-2018	1.00	0.013	— [4]	0.013	(0.013)	—	(0.013)	1.00	1.34	0.67	0.53	1.31	140	—
12-31-2017	1.00	0.004	— [4]	0.004	(0.004)	— [4]	(0.004)	1.00	0.39	0.66	0.53	0.38	173	—
12-31-2016	1.00	—	— [4]	— [4]	—	—	—	1.00	0.00	0.68	0.42	—	211	—
12-31-2015	1.00	—	— [4]	— [4]	—	— [4]	— [4]	1.00	0.00 [7]	0.76	0.17	—	253	—
Series NAV
06-30-2020 [3]	1.00	0.003	— [4]	0.003	(0.003)	—	(0.003)	1.00	0.32 [5]	0.40 [6]	0.28 [6]	0.62 [6]	461	—
12-31-2019	1.00	0.020	— [4]	0.020	(0.020)	—	(0.020)	1.00	1.98	0.41	0.28	1.97	390	—
12-31-2018	1.00	0.016	— [4]	0.016	(0.016)	—	(0.016)	1.00	1.59	0.42	0.28	1.59	444	—
12-31-2017	1.00	0.006	— [4]	0.006	(0.006)	— [4]	(0.006)	1.00	0.64	0.41	0.28	0.63	398	—
12-31-2016 [8]	1.00	0.001	— [4]	0.001	(0.001)	—	(0.001)	1.00	0.11 [5]	0.43 [6]	0.34 [6]	0.16 [6]	394	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Less than $0.0005 per share. 5. Not annualized. 6. Annualized. 7. Less than 0.005%. 8. After the close of business on April 29, 2016, holders of Series NAV shares of Money Market Trust B became owners of an equal number of full and fractional Series NAV shares of Money Market Trust. These shares were first offered on 5-2-16.
Opportunistic Fixed Income Trust
Series I
06-30-2020 [3]	12.30	0.13	0.68	0.81	—	—	—	13.11	6.59 [4]	0.92 [5,6]	0.87 [5,6]	2.15 [5]	31	253 [7]
12-31-2019	12.34	0.28	0.50	0.78	(0.82)	—	(0.82)	12.30	6.38	1.16 [6]	1.12 [6]	2.23	31	45
12-31-2018	12.93	0.29	(0.53)	(0.24)	(0.35)	—	(0.35)	12.34	(1.90)	0.84	0.82	2.31	32	35
12-31-2017	12.16	0.24	0.82	1.06	(0.29)	—	(0.29)	12.93	8.75	0.83	0.82	1.87	37	47
12-31-2016	11.80	0.28	0.08	0.36	—	—	—	12.16	3.05	0.81 [8]	0.80 [8]	2.18	40	57
12-31-2015	12.54	0.24	(0.66)	(0.42)	(0.32)	—	(0.32)	11.80	(3.50)	0.83	0.82	1.95	42	81
Series II
06-30-2020 [3]	12.11	0.12	0.67	0.79	—	—	—	12.90	6.52 [4]	1.12 [5,6]	1.07 [5,6]	1.91 [5]	54	253 [7]
12-31-2019	12.17	0.25	0.49	0.74	(0.80)	—	(0.80)	12.11	6.08	1.36 [6]	1.32 [6]	2.03	60	45
12-31-2018	12.77	0.26	(0.52)	(0.26)	(0.34)	—	(0.34)	12.17	(2.03)	1.04	1.02	2.10	62	35
12-31-2017	12.00	0.21	0.81	1.02	(0.25)	—	(0.25)	12.77	8.48	1.03	1.02	1.67	80	47
12-31-2016	11.66	0.25	0.09	0.34	—	—	—	12.00	2.92	1.01 [8]	1.00 [8]	1.98	81	57
12-31-2015	12.42	0.21	(0.66)	(0.45)	(0.31)	—	(0.31)	11.66	(3.73)	1.03	1.02	1.75	88	81
Series NAV
06-30-2020 [3]	12.25	0.13	0.68	0.81	—	—	—	13.06	6.61 [4]	0.87 [5,6]	0.82 [5,6]	2.15 [5]	93	253 [7]
12-31-2019	12.30	0.28	0.50	0.78	(0.83)	—	(0.83)	12.25	6.37	1.11 [6]	1.07 [6]	2.28	107	45
12-31-2018	12.88	0.27	(0.50)	(0.23)	(0.35)	—	(0.35)	12.30	(1.74)	0.79	0.77	2.11	108	35
12-31-2017	12.12	0.24	0.82	1.06	(0.30)	—	(0.30)	12.88	8.71	0.78	0.77	1.92	472	47
12-31-2016	11.75	0.28	0.09	0.37	—	—	—	12.12	3.15	0.76 [8]	0.75 [8]	2.22	446	57
12-31-2015	12.49	0.24	(0.66)	(0.42)	(0.32)	—	(0.32)	11.75	(3.50)	0.78	0.77	2.00	495	81
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes interest expense of 0.03% (annualized) and 0.25% for the six months ended June 30, 2020 and the year ended December 31, 2019, respectively. 7. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 8. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
The accompanying notes are an integral part of the financial statements.
47

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
06-30-2020 [3]	13.79	0.18	0.64	0.82	—	—	—	14.61	5.95 [4]	0.65 [5]	0.62 [5]	2.55 [5]	167	63
12-31-2019	12.99	0.35	0.81	1.16	(0.36)	—	(0.36)	13.79	8.95	0.65	0.62	2.55	176	137
12-31-2018	13.42	0.34	(0.40)	(0.06)	(0.37)	—	(0.37)	12.99	(0.43)	0.65	0.62	2.61	173	83
12-31-2017	13.31	0.31	0.18	0.49	(0.38)	—	(0.38)	13.42	3.67	0.65	0.63	2.28	201	92
12-31-2016	13.30	0.31	0.10	0.41	(0.40)	—	(0.40)	13.31	3.06	0.65	0.64	2.23	203	73 [6]
12-31-2015	13.67	0.31	(0.27)	0.04	(0.41)	—	(0.41)	13.30	0.24	0.65	0.64	2.23	203	62
Series II
06-30-2020 [3]	13.81	0.17	0.64	0.81	—	—	—	14.62	5.87 [4]	0.85 [5]	0.82 [5]	2.37 [5]	451	63
12-31-2019	13.01	0.32	0.82	1.14	(0.34)	—	(0.34)	13.81	8.73	0.85	0.82	2.35	423	137
12-31-2018	13.44	0.32	(0.41)	(0.09)	(0.34)	—	(0.34)	13.01	(0.63)	0.85	0.82	2.42	513	83
12-31-2017	13.33	0.28	0.18	0.46	(0.35)	—	(0.35)	13.44	3.46	0.85	0.83	2.08	491	92
12-31-2016	13.32	0.28	0.10	0.38	(0.37)	—	(0.37)	13.33	2.85	0.85	0.84	2.03	506	73 [6]
12-31-2015	13.69	0.28	(0.27)	0.01	(0.38)	—	(0.38)	13.32	0.04	0.85	0.84	2.03	511	62
Series NAV
06-30-2020 [3]	13.78	0.18	0.65	0.83	—	—	—	14.61	6.02 [4]	0.60 [5]	0.58 [5]	2.58 [5]	6,674	63
12-31-2019	12.98	0.35	0.82	1.17	(0.37)	—	(0.37)	13.78	9.01	0.60	0.58	2.60	7,703	137
12-31-2018	13.41	0.35	(0.41)	(0.06)	(0.37)	—	(0.37)	12.98	(0.38)	0.60	0.57	2.66	7,528	83
12-31-2017	13.31	0.32	0.16	0.48	(0.38)	—	(0.38)	13.41	3.65	0.60	0.58	2.33	8,625	92
12-31-2016	13.29	0.31	0.12	0.43	(0.41)	—	(0.41)	13.31	3.19	0.60	0.59	2.28	8,433	73 [6]
12-31-2015	13.66	0.31	(0.27)	0.04	(0.41)	—	(0.41)	13.29	0.29	0.60	0.59	2.28	8,459	62
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes merger activity.
Short Term Government Income Trust
Series I
06-30-2020 [3]	12.07	0.09	0.32	0.41	—	—	—	12.48	3.40 [4]	0.71 [5]	0.70 [5]	1.41 [5]	35	24
12-31-2019	11.87	0.15	0.25	0.40	(0.20)	—	(0.20)	12.07	3.39	0.71	0.71	1.25	36	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.84	0.68	0.67	1.26	35	28
12-31-2017	12.12	0.11	(0.04)	0.07	(0.17)	—	(0.17)	12.02	0.57	0.67	0.66	0.88	38	47
12-31-2016	12.25	0.09	(0.02)	0.07	(0.20)	—	(0.20)	12.12	0.57	0.64 [6]	0.64 [6]	0.76	41	71
12-31-2015	12.39	0.09	(0.01)	0.08	(0.22)	—	(0.22)	12.25	0.64	0.66	0.65	0.70	45	43
Series II
06-30-2020 [3]	12.08	0.07	0.33	0.40	—	—	—	12.48	3.31 [4]	0.91 [5]	0.90 [5]	1.21 [5]	33	24
12-31-2019	11.88	0.13	0.25	0.38	(0.18)	—	(0.18)	12.08	3.18	0.91	0.91	1.05	23	54
12-31-2018	12.02	0.13	(0.05)	0.08	(0.22)	—	(0.22)	11.88	0.64	0.88	0.87	1.05	26	28
12-31-2017	12.13	0.08	(0.04)	0.04	(0.15)	—	(0.15)	12.02	0.37	0.87	0.86	0.68	28	47
12-31-2016	12.25	0.07	(0.01)	0.06	(0.18)	—	(0.18)	12.13	0.45	0.84 [6]	0.84 [6]	0.56	33	71
12-31-2015	12.40	0.06	(0.01)	0.05	(0.20)	—	(0.20)	12.25	0.36	0.86	0.85	0.50	36	43
Series NAV
06-30-2020 [3]	12.07	0.09	0.32	0.41	—	—	—	12.48	3.40 [4]	0.66 [5]	0.65 [5]	1.46 [5]	130	24
12-31-2019	11.87	0.16	0.25	0.41	(0.21)	—	(0.21)	12.07	3.44	0.66	0.66	1.30	120	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.89	0.63	0.62	1.28	115	28
12-31-2017	12.12	0.11	(0.03)	0.08	(0.18)	—	(0.18)	12.02	0.62	0.62	0.61	0.93	237	47
12-31-2016	12.25	0.10	(0.02)	0.08	(0.21)	—	(0.21)	12.12	0.62	0.59 [6]	0.59 [6]	0.81	251	71
12-31-2015	12.39	0.09	— [7]	0.09	(0.23)	—	(0.23)	12.25	0.69	0.61	0.60	0.75	247	43
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
7. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
48

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
06-30-2020 [3]	13.52	0.18	(0.20)	(0.02)	—	—	—	13.50	(0.15) [4]	0.76 [5]	0.75 [5]	2.66 [5]	320	40
12-31-2019	12.53	0.40	0.96	1.36	(0.37)	—	(0.37)	13.52	10.91	0.76	0.76	3.03	361	95
12-31-2018	13.72	0.49	(1.17)	(0.68)	(0.51)	—	(0.51)	12.53	(5.03)	0.74	0.73	3.63	371	61
12-31-2017	13.41	0.46	0.29	0.75	(0.44)	—	(0.44)	13.72	5.59	0.73	0.73	3.36	477	40
12-31-2016	13.07	0.40	0.27	0.67	(0.33)	—	(0.33)	13.41	5.12	0.72 [6]	0.71 [6]	2.95	473	42
12-31-2015	13.24	0.43	(0.27)	0.16	(0.33)	—	(0.33)	13.07	1.22	0.74	0.74	3.18	441	49
Series II
06-30-2020 [3]	13.56	0.16	(0.19)	(0.03)	—	—	—	13.53	(0.22) [4]	0.96 [5]	0.95 [5]	2.46 [5]	33	40
12-31-2019	12.56	0.38	0.97	1.35	(0.35)	—	(0.35)	13.56	10.75	0.96	0.96	2.83	36	95
12-31-2018	13.76	0.46	(1.18)	(0.72)	(0.48)	—	(0.48)	12.56	(5.29)	0.94	0.93	3.43	36	61
12-31-2017	13.45	0.44	0.28	0.72	(0.41)	—	(0.41)	13.76	5.37	0.93	0.93	3.16	45	40
12-31-2016	13.10	0.37	0.28	0.65	(0.30)	—	(0.30)	13.45	4.98	0.92 [6]	0.91 [6]	2.74	46	42
12-31-2015	13.27	0.40	(0.26)	0.14	(0.31)	—	(0.31)	13.10	1.01	0.94	0.94	2.98	51	49
Series NAV
06-30-2020 [3]	13.48	0.18	(0.20)	(0.02)	—	—	—	13.46	(0.15) [4]	0.71 [5]	0.70 [5]	2.72 [5]	79	40
12-31-2019	12.49	0.41	0.96	1.37	(0.38)	—	(0.38)	13.48	11.00	0.71	0.71	3.08	80	95
12-31-2018	13.68	0.49	(1.16)	(0.67)	(0.52)	—	(0.52)	12.49	(5.00)	0.69	0.68	3.68	79	61
12-31-2017	13.37	0.47	0.28	0.75	(0.44)	—	(0.44)	13.68	5.66	0.68	0.68	3.42	96	40
12-31-2016	13.03	0.40	0.27	0.67	(0.33)	—	(0.33)	13.37	5.19	0.67 [6]	0.66 [6]	2.98	66	42
12-31-2015	13.20	0.43	(0.26)	0.17	(0.34)	—	(0.34)	13.03	1.27	0.69	0.69	3.22	84	49
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement for overbilling of custody expenses in prior years of 0.02%.
Total Bond Market Trust
Series I
06-30-2020 [3]	10.39	0.12	0.54	0.66	—	—	—	11.05	6.35 [4]	0.57 [5]	0.30 [5]	2.18 [5]	390	11
12-31-2019	9.82	0.26	0.55	0.81	(0.24)	—	(0.24)	10.39	8.24	0.57	0.30	2.49	311	36
12-31-2018	10.11	0.25	(0.27)	(0.02)	(0.27)	—	(0.27)	9.82	(0.19)	0.57	0.30	2.57	256	22
12-31-2017	10.08	0.24	0.08	0.32	(0.29)	—	(0.29)	10.11	3.18	0.57	0.30	2.39	247	46
12-31-2016	10.11	0.25	(0.01)	0.24	(0.27)	—	(0.27)	10.08	2.39	0.56	0.30	2.38	227	58
12-31-2015	10.37	0.26	(0.23)	0.03	(0.29)	—	(0.29)	10.11	0.25	0.56	0.30	2.53	172	67
Series II
06-30-2020 [3]	10.40	0.11	0.54	0.65	—	—	—	11.05	6.25 [4]	0.77 [5]	0.50 [5]	1.98 [5]	74	11
12-31-2019	9.83	0.24	0.55	0.79	(0.22)	—	(0.22)	10.40	8.02	0.77	0.50	2.29	57	36
12-31-2018	10.13	0.23	(0.28)	(0.05)	(0.25)	—	(0.25)	9.83	(0.49)	0.77	0.50	2.37	57	22
12-31-2017	10.09	0.23	0.08	0.31	(0.27)	—	(0.27)	10.13	3.08	0.77	0.50	2.19	61	46
12-31-2016	10.12	0.23	(0.01)	0.22	(0.25)	—	(0.25)	10.09	2.19	0.76	0.50	2.18	73	58
12-31-2015	10.38	0.24	(0.23)	0.01	(0.27)	—	(0.27)	10.12	0.05	0.76	0.50	2.33	68	67
Series NAV
06-30-2020 [3]	10.38	0.12	0.55	0.67	—	—	—	11.05	6.45 [4]	0.52 [5]	0.25 [5]	2.23 [5]	294	11
12-31-2019	9.81	0.26	0.55	0.81	(0.24)	—	(0.24)	10.38	8.30	0.52	0.25	2.54	271	36
12-31-2018	10.11	0.26	(0.29)	(0.03)	(0.27)	—	(0.27)	9.81	(0.24)	0.52	0.25	2.62	252	22
12-31-2017	10.07	0.26	0.08	0.34	(0.30)	—	(0.30)	10.11	3.34	0.52	0.25	2.45	264	46
12-31-2016	10.10	0.25	— [6]	0.25	(0.28)	—	(0.28)	10.07	2.45	0.51	0.25	2.43	280	58
12-31-2015	10.36	0.27	(0.24)	0.03	(0.29)	—	(0.29)	10.10	0.30	0.51	0.25	2.58	266	67
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
49

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
06-30-2020 [3]	11.51	0.09	0.04	0.13	—	—	—	11.64	1.13 [4]	0.67 [5]	0.60 [5]	1.55 [5]	13	25
12-31-2019	11.37	0.23	0.12	0.35	(0.21)	—	(0.21)	11.51	3.12	0.67	0.62	2.02	12	64
12-31-2018	11.41	0.16	— [6]	0.16	(0.20)	—	(0.20)	11.37	1.40	0.68	0.65	1.42	12	59
12-31-2017	11.52	0.09	(0.01)	0.08	(0.19)	—	(0.19)	11.41	0.66	0.66	0.65	0.82	11	53
12-31-2016	11.64	0.05	0.01	0.06	(0.18)	—	(0.18)	11.52	0.52	0.65	0.64	0.43	12	86
12-31-2015	11.80	0.01	(0.01)	— [6]	(0.16)	—	(0.16)	11.64	(0.04)	0.66	0.65	0.12	10	86
Series II
06-30-2020 [3]	11.51	0.08	0.04	0.12	—	—	—	11.63	1.04 [4]	0.87 [5]	0.80 [5]	1.37 [5]	243	25
12-31-2019	11.37	0.21	0.12	0.33	(0.19)	—	(0.19)	11.51	2.91	0.87	0.82	1.82	234	64
12-31-2018	11.41	0.14	— [6]	0.14	(0.18)	—	(0.18)	11.37	1.19	0.88	0.85	1.21	193	59
12-31-2017	11.52	0.07	(0.02)	0.05	(0.16)	—	(0.16)	11.41	0.46	0.86	0.85	0.62	205	53
12-31-2016	11.64	0.03	0.01	0.04	(0.16)	—	(0.16)	11.52	0.32	0.85	0.84	0.23	268	86
12-31-2015	11.79	(0.01)	(0.01)	(0.02)	(0.13)	—	(0.13)	11.64	(0.15)	0.86	0.85	(0.07)	235	86
Series NAV
06-30-2020 [3]	11.51	0.09	0.05	0.14	—	—	—	11.65	1.22 [4]	0.62 [5]	0.55 [5]	1.62 [5]	33	25
12-31-2019	11.38	0.24	0.11	0.35	(0.22)	—	(0.22)	11.51	3.08	0.62	0.57	2.07	31	64
12-31-2018	11.41	0.17	— [6]	0.17	(0.20)	—	(0.20)	11.38	1.53	0.63	0.60	1.46	31	59
12-31-2017	11.53	0.10	(0.03)	0.07	(0.19)	—	(0.19)	11.41	0.62	0.61	0.60	0.89	29	53
12-31-2016	11.64	0.06	0.02	0.08	(0.19)	—	(0.19)	11.53	0.66	0.60	0.59	0.48	17	86
12-31-2015	11.80	0.02	(0.02)	— [6]	(0.16)	—	(0.16)	11.64	0.01	0.61	0.60	0.18	14	86
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-20. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
50

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to February 28, 2020, Opportunistic Fixed Income Trust was known as Global Bond Trust.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or
51

Significant accounting policies, continued

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2020, by major security category or type:
	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$264,761,683	—	$264,761,683	—
Foreign government obligations	4,316,215	—	4,316,215	—
Corporate bonds	344,602,508	—	344,602,508	—
Convertible bonds	531,102	—	531,102	—
Capital preferred securities	1,222,310	—	1,222,310	—
Municipal bonds	3,915,477	—	3,915,477	—
Collateralized mortgage obligations	60,040,181	—	60,040,181	—
Asset backed securities	47,678,732	—	47,678,732	—
Preferred securities	1,167,851	$987,247	180,604	—
Escrow certificates	5,304	—	—	$5,304
Short-term investments	72,028,258	69,050,258	2,978,000	—
Total investments in securities	$800,269,621	$70,037,505	$730,226,812	$5,304
Derivatives:
Liabilities
Futures	$(82,408)	$(82,408)	—	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$530,483,490	—	$530,483,490	—
Foreign government obligations	14,955,441	—	14,955,441	—
Corporate bonds	342,686,598	—	342,686,598	—
Municipal bonds	6,372,897	—	6,372,897	—
Collateralized mortgage obligations	91,411,702	—	91,411,702	—
Asset backed securities	97,190,058	—	97,190,058	—
Short-term investments	38,971,490	$38,971,490	—	—
Total investments in securities	$1,122,071,676	$38,971,490	$1,083,100,186	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,304,099	—	$1,304,099	—
Corporate bonds	154,187,136	—	154,187,136	—
Convertible bonds	1,222,811	—	1,222,811	—
Term loans	11,527,173	—	11,527,173	—
Asset backed securities	6,009,340	—	6,009,340	—
Common stocks	888,827	$823,317	—	$65,510
Preferred securities	1,564,861	1,564,861	—	—
Short-term investments	9,802,025	9,802,025	—	—
Total investments in securities	$186,506,272	$12,190,203	$174,250,559	$65,510
Derivatives:
Assets
Futures	$14,753	$14,753	—	—
Forward foreign currency contracts	8,469	—	$8,469	—
Swap contracts	21,658	—	21,658	—
Liabilities
Futures	(1,193)	(1,193)	—	—
52

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	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust (continued)
Forward foreign currency contracts	$(22,107)	—	$(22,107)	—

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$143,448,850	—	$143,448,850	—
Foreign government obligations	5,970,451	—	5,970,451	—
Corporate bonds	97,682,941	—	97,682,941	—
Municipal bonds	5,641,709	—	5,641,709	—
Term loans	3,881,767	—	3,881,767	—
Collateralized mortgage obligations	40,098,203	—	40,098,203	—
Asset backed securities	25,133,961	—	25,133,961	—
Purchased options	527	—	527	—
Certificate of deposit	50,052	—	50,052	—
Short-term investments	13,530,136	$1,628,373	11,901,763	—
Total investments in securities	$335,438,597	$1,628,373	$333,810,224	—
Derivatives:
Assets
Futures	$13,026	$13,026	—	—
Forward foreign currency contracts	61,951	—	$61,951	—
Swap contracts	14,523	—	14,523	—
Liabilities
Futures	(57,410)	(57,410)	—	—
Forward foreign currency contracts	(207)	—	(207)	—
Swap contracts	(5,346,370)	—	(5,346,370)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$580,435,964	—	$580,435,964	—
U.S. Government Agency	1,568,330,457	—	1,568,330,457	—
Repurchase agreement	286,000,000	—	286,000,000	—
Total investments in securities	$2,434,766,421	—	$2,434,766,421	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$26,735,247	—	$26,735,247	—
Foreign government obligations	78,834,656	—	78,834,656	—
Corporate bonds	38,708,657	—	38,708,657	—
Convertible bonds	813,630	—	813,630	—
Municipal bonds	6,674,839	—	6,674,839	—
Term loans	12,068,034	—	12,068,034	—
Collateralized mortgage obligations	13,313,471	—	13,313,471	—
Asset backed securities	9,457,175	—	9,457,175	—
Preferred securities	36,336	$36,336	—	—
Exchange-traded funds	11,504,160	11,504,160	—	—
Short-term investments	2,562,087	2,562,087	—	—
Total investments in securities	$200,708,292	$14,102,583	$186,605,709	—
Liabilities
Sale commitments outstanding	$(1,612,182)	—	$(1,612,182)	—
Derivatives:
Assets
53

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Futures	$41,686	$41,686	—	—
Forward foreign currency contracts	1,111,350	—	$1,111,350	—
Swap contracts	2,001,973	—	2,001,973	—
Liabilities
Futures	(356,117)	(356,117)	—	—
Forward foreign currency contracts	(623,497)	—	(623,497)	—
Swap contracts	(1,486,654)	—	(1,486,654)	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,757,364,138	—	$2,757,364,138	—
Foreign government obligations	38,382,480	—	38,382,480	—
Corporate bonds	3,133,870,647	—	3,133,870,647	—
Municipal bonds	88,576,070	—	88,576,070	—
Collateralized mortgage obligations	575,622,090	—	575,622,090	—
Asset backed securities	524,280,563	—	524,280,563	—
Preferred securities	7,933,892	$7,933,892	—	—
Short-term investments	124,295,874	17,761,275	106,534,599	—
Total investments in securities	$7,250,325,754	$25,695,167	$7,224,630,587	—
Derivatives:
Liabilities
Futures	$(1,684,229)	$(1,684,229)	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$183,811,117	—	$183,811,117	—
Municipal bonds	8,435,550	—	8,435,550	—
Collateralized mortgage obligations	3,304,696	—	3,304,696	—
Short-term investments	2,749,000	—	2,749,000	—
Total investments in securities	$198,300,363	—	$198,300,363	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$39,803,399	—	$39,803,399	—
Foreign government obligations	71,002,130	—	71,002,130	—
Corporate bonds	234,421,608	—	234,421,608	—
Convertible bonds	7,313,923	—	7,313,923	—
Capital preferred securities	5,605,317	—	5,605,317	—
Municipal bonds	9,860,924	—	9,860,924	—
Term loans	30,068	—	30,068	—
Collateralized mortgage obligations	11,038,659	—	11,038,659	—
Asset backed securities	12,574,609	—	12,574,609	—
Common stocks	6,937,232	$6,937,232	—	—
Preferred securities	20,188,447	16,532,172	3,656,275	—
Purchased options	300,528	—	300,528	—
Short-term investments	12,148,651	5,382,651	6,766,000	—
Total investments in securities	$431,225,495	$28,852,055	$402,373,440	—
Derivatives:
Assets
54

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Futures	$12,343	$12,343	—	—
Forward foreign currency contracts	863,422	—	$863,422	—
Liabilities
Futures	(369,155)	(369,155)	—	—
Forward foreign currency contracts	(131,625)	—	(131,625)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$481,924,545	—	$481,924,545	—
Foreign government obligations	9,630,478	—	9,630,478	—
Corporate bonds	199,212,063	—	199,212,063	—
Municipal bonds	5,682,823	—	5,682,823	—
Collateralized mortgage obligations	19,184,225	—	19,184,225	—
Asset backed securities	477,234	—	477,234	—
Short-term investments	90,655,935	$90,655,935	—	—
Total investments in securities	$806,767,303	$90,655,935	$716,111,368	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$4,081,294	—	$4,081,294	—
Corporate bonds	144,138,962	—	144,138,962	—
Collateralized mortgage obligations	5,123,524	—	5,123,524	—
Asset backed securities	49,348,281	—	49,348,281	—
Short-term investments	88,611,898	$3,625,398	84,986,500	—
Total investments in securities	$291,303,959	$3,625,398	$287,678,561	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
In a reverse repurchase agreement, the portfolios deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The portfolios are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. There were no open reverse repurchase agreement contracts at June 30, 2020.
The average borrowings by the portfolio and the weighted average interest rate for the period the portfolio entered into reverse repurchase agreements were as follows:
Portfolio	Average Borrowings	Weighted average annual interest rate
Opportunistic Fixed Income Trust	$12,093,174	(0.15%)
When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to
55

Significant accounting policies, continued

meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
As a result, the portfolios have received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral on sale commitments:
Portfolio	Counterparty	Collateral Paid/ (Received)
Core Bond Trust	Morgan Stanley Capital Services LLC	$(130,000)
Securities sold short. The portfolios may make short sales of securities or maintain a short position, provided that at all times when a short position is open a portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
In addition, the portfolios may also sell a security they do not own in anticipation of a decline in the market value of that security (a short sale “not against-the-box”). To complete such a transaction, a portfolio must borrow the security to make delivery to the buyer. The portfolio is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the portfolio. Until the security is replaced, the portfolio is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
Until a portfolio replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the portfolio replaced the borrowed security. The portfolio will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the portfolio may be required to pay in connection with a short sale.
Interest or short dividend expense relates to a portfolios' liability with respect to short sale transactions by the portfolios. Interest or short dividend expense is recorded as incurred.
Sale-Buybacks. Certain portfolios may enter into financing transactions referred to as sale-buybacks, which are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a portfolio to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the portfolio are reflected as a liability on the Statements of Assets and Liabilities. The portfolio will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the portfolio would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the portfolio may receive a fee for use of the security by the counterparty, which may result in income to the portfolio. The average borrowings by the portfolio and the weighted average interest rate for the six months ended June 30, 2020 were as follows:
Portfolio	Average Borrowing	Weighted average interest rate
Opportunistic Fixed Income Trust	$34,696	(1.64%)
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At June 30, 2020, High Yield Trust, Investment Quality Bond Trust and Opportunistic Fixed Income Trust had $144,236, $179,722 and $284,984, respectively, in unfunded loan commitments outstanding.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be
56

Significant accounting policies, continued

extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios will invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2020:
Portfolio	Market value of securities on loan	Cash collateral received
Active Bond Trust	$4,147,057	$4,240,240
Core Bond Trust	5,309,052	5,426,122
High Yield Trust	9,598,480	9,802,670
Investment Quality Bond Trust	1,578,510	1,625,223
Select Bond Trust	17,251,216	17,705,351
Strategic Income Opportunities Trust	5,248,138	5,381,321
Total Bond Market Trust	21,839,891	22,294,245
Ultra Short Term Bond Trust	2,449,116	2,502,970
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
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Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. Effective June 25, 2020, the portfolios and other affiliated funds, excluding Core Bond Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the portfolios and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. Core Bond Trust and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2020, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2020 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$1,664
Core Bond Trust	5,780
High Yield Trust	1,266
Investment Quality Bond Trust	1,307
Money Market Trust	2,640
Opportunistic Fixed Income Trust	1,261
Portfolio	Commitment fee
Select Bond Trust	$7,432
Short Term Government Income Trust	1,251
Strategic Income Opportunities Trust	1,478
Total Bond Market Trust	1,608
Ultra Short Term Bond Trust	1,324

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2019, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2019:
	No Expiration Date
Portfolio	Short Term	Long Term
Active Bond Trust	$ —	$2,646,047
Core Bond Trust	—	4,260,177
High Yield Trust	3,294,733	57,415,835
Money Market Trust	18,415	—
Opportunistic Fixed Income Trust	2,686,315	7,011,222
Select Bond Trust	27,305,012	178,241,109
Short Term Government Income Trust	3,570,888	21,769,363
Strategic Income Opportunities Trust	9,365,053	3,737,734
Total Bond Market Trust	—	2,140,168
Ultra Short Term Bond Trust	6,148,567	13,966,090
As of December 31, 2019, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2020, including short-term investments, were as follows:
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Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$764,308,396	$48,312,352	$(12,433,535)	$35,878,817
Core Bond Trust	1,090,957,413	33,691,849	(2,577,586)	31,114,263
High Yield Trust	206,241,053	6,143,485	(25,856,686)	(19,713,201)
Investment Quality Bond Trust	320,229,822	17,564,476	(7,670,188)	9,894,288
Money Market Trust	2,434,766,421	—	—	—
Opportunistic Fixed Income Trust	200,734,732	5,306,463	(6,256,344)	(949,881)
Select Bond Trust	6,911,309,416	403,615,094	(66,282,985)	337,332,109
Short Term Government Income Trust	193,933,574	5,562,439	(1,195,650)	4,366,789
Strategic Income Opportunities Trust	430,600,407	16,747,768	(15,747,695)	1,000,073
Total Bond Market Trust	754,738,532	57,479,868	(5,451,097)	52,028,771
Ultra Short Term Bond Trust	289,739,195	2,180,515	(615,751)	1,564,764
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, wash sale loss deferrals and contingent payment debt instruments.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of
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required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Active Bond Trust	To manage duration of the portfolio.	Up to $13.2 million
High Yield Trust	To manage against anticipated interest rate changes, manage duration of the portfolio, gain exposure to treasuries market and maintain diversity of the portfolio.	$10.6 million to $13.2 million
Investment Quality Bond Trust	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market and manage duration of the portfolio.	$11.8 million to $34.8 million
Opportunistic Fixed Income Trust	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the portfolio and manage duration of the portfolio.	$34.9 million to $124.9 million
Select Bond Trust	To manage duration of the portfolio.	$97.3 million to $253.6 million
Short Term Government Income Trust	To manage duration of the portfolio. At June 30, 2020, there were no open futures contracts.	Up to $8.6 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	$1.4 million to $69.3 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity of the portfolio.	$1.6 million to $3.5 million
Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates and manage currency exposure.	$2.4 million to $10.2 million
Opportunistic Fixed Income Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and maintain diversity of the portfolio.	$162.4 million to $210.4 million
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates.	$152.6 million to $496.7 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When a portfolio purchases an option, the premium paid is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, a portfolio realizes a loss equal to the cost of the option. If a portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a portfolio enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a portfolio.
The following table details how the portfolios used purchased options contracts during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
High Yield Trust	To maintain diversity of the portfolio. At June 30, 2020, there were no open purchased options contracts.	Up to $29,000, as measured during the period
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Portfolio	Reason	Market value range
Investment Quality Bond Trust	To manage against anticipated interest rate changes, gain exposure to certain securities markets and maintain diversity of the portfolio.	Up to $51,000
Opportunistic Fixed Income Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the portfolio and maintain diversity of the portfolio. At June 30, 2020, there were no open purchased options contracts.	Up to $348,000
Strategic Income Opportunities Trust	To manage against currency exchange rates.	$9,000 to $300,000
The following table details how the portfolios used written options contracts during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
High Yield Trust	To gain exposure to the bond market and to manage against anticipated interest rate changes. At June 30, 2020, there were no open written options contracts.	Up to $17,000, as measured during the period
Opportunistic Fixed Income Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the portfolio and to maintain diversity of the portfolio. At June 30, 2020, there were no open written options contracts.	Up to $356,000
Strategic Income Opportunities Trust	To manage against currency exchange rates. At June 30, 2020, there were no open written options contacts.	Up to $109,000
An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to falling interest rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors are put options placed on a floating-rate index.
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage duration of the portfolio, manage against anticipated interest rate changes and gain exposure to treasuries markets.	$18.0 million to $31.0 million
Opportunistic Fixed Income Trust	To manage duration of the portfolio, manage against anticipated interest rate changes and gain exposure to treasuries markets.	$13.9 million to $300.0 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as a buyer during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
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Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against potential credit events and to gain exposure to security or credit index.	Up to $1.7 million
Opportunistic Fixed Income Trust	To manage against potential credit events and to gain exposure to a security or credit index.	$22.7 million to $95.0 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as a seller during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To take a long position in the exposure of the benchmark credit and to gain exposure to a security or credit index.	Up to $500,000
Investment Quality Bond Trust	To take a long position in the exposure of the benchmark credit and to gain exposure to a security or credit index.	$4.8 million to $8.3 million
Opportunistic Fixed Income Trust	To take a long position in the exposure of the benchmark credit and to gain exposure to a security or credit index.	$10.0 million to $20.2 million
Currency swaps. A currency swap is an agreement between the portfolio and a counterparty to exchange cash flows based on the notional difference among two or more currencies.
The following table details how the portfolios used currency swap contracts as a seller during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to foreign currencies.	Up to $4.6 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage duration of the portfolio, manage against anticipated interest rate changes and gain exposure to treasuries markets.	$3.7 million to $12.7 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2020 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Active Bond Trust	Interest rate	Receivable/payable for futures variation margin	Futures [1]	—	$(82,408)
				—	$(82,408)
High Yield Trust	Interest rate	Receivable/payable for futures variation margin	Futures [1]	$14,753	$(1,193)
	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	8,469	(22,107)
	Credit	Swap contracts, at value	Credit default swaps[2]	21,658	—
				$44,880	$(23,300)
62

Derivative instruments, continued

Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin	Futures [1]	$13,026	$(57,410)
	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	61,951	(207)
	Interest rate	Unaffiliated investments, at value[3]	Purchased options	527	—
	Credit	Swap contracts, at value	Credit default swaps[2]	14,523	(1,278,423)
	Interest rate	Swap contracts, at value	Interest rate swaps[2]	—	(4,067,947)
				$90,027	$(5,403,987)
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin	Futures [1]	$41,686	$(356,117)
	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	1,111,350	(623,497)
	Credit	Swap contracts, at value	Credit default swaps[2]	1,649,432	(1,444,652)
	Interest rate	Swap contracts, at value	Total return swaps	59,595	(33,131)
	Interest rate	Swap contracts, at value	Interest rate swaps[2]	292,946	(8,871)
				$3,155,009	$(2,466,268)
Select Bond Trust	Interest rate	Receivable/payable for futures variation margin	Futures [1]	—	(1,684,229)
				—	$(1,684,229)
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin	Futures [1]	$12,343	$(369,155)
	Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	863,422	(131,625)
	Currency	Unaffiliated investments, at value[3]	Purchased options	300,528	—
				$1,176,293	$(500,780)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolios of investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
[3]	Purchased options are included in the Portfolios of investments.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty. The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$1,111,350	$(623,497)
Swap contracts	1,538,603	(1,166,751)
Totals	$2,649,953	$(1,790,248)
Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Portfolio	Net Exposure
Opportunistic Fixed Income Trust
Bank of America, N.A.	$273,994	—	$80,000	$353,994
Barclays Bank PLC	32,074	—	129,368	161,442
Citibank, N.A.	72,404	$30,000	—	42,404
Goldman Sachs International	205,581	—	260,000	465,581
JPMorgan Chase Bank, N.A.	(189,119)	—	189,119	—
Morgan Stanley & Co. International PLC	464,771	365,000	—	99,771
Totals	$859,705	$395,000	$658,487	$1,123,192
63

Derivative instruments, continued

Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2020:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Active Bond Trust	Interest rate	—	$(9,459)	—	—	—	$(9,459)
	Total	—	$(9,459)	—	—	—	$(9,459)
High Yield Trust	Interest rate	$(29,072)	$307,970	—	$(989,831)	—	$(710,933)
	Currency	—	—	$(33,225)	—	—	(33,225)
	Credit	—	—	—	—	$182,451	182,451
	Total	$(29,072)	$307,970	$(33,225)	$(989,831)	$182,451	$(561,707)
Investment Quality Bond Trust	Interest rate	—	$(87,576)	—	—	$(1,299,314)	$(1,386,890)
	Currency	—	—	$317,313	—	—	317,313
	Credit	—	—	—	—	(198,704)	(198,704)
	Total	—	$(87,576)	$317,313	—	$(1,498,018)	$(1,268,281)
Opportunistic Fixed Income Trust	Interest rate	$(17,300)	$959,776	—	$94,956	$(14,293)	$1,023,139
	Currency	7,701	—	$369,601	37,878	(154,152)	261,028
	Credit	—	—	—	9,231	(1,674,810)	(1,665,579)
	Total	$(9,599)	$959,776	$369,601	$142,065	$(1,843,255)	$(381,412)
Select Bond Trust	Interest rate	—	$16,662	—	—	—	$16,662
	Total	—	$16,662	—	—	—	$16,662
Short Term Government Income Trust	Interest rate	—	$136,016	—	—	—	$136,016
	Total	—	$136,016	—	—	—	$136,016
Strategic Income Opportunities Trust	Interest rate	—	$(525,877)	—	—	—	$(525,877)
	Currency	$33,626	—	$2,912,648	$92,588	—	3,038,862
	Total	$33,626	$(525,877)	$2,912,648	$92,588	—	$2,512,985

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Active Bond Trust	Interest rate	—	$(82,408)	—	—	—	$(82,408)
	Total	—	$(82,408)	—	—	—	$(82,408)
High Yield Trust	Interest rate	—	$12,597	—	—	—	$12,597
	Currency	—	—	$(48,450)	—	—	(48,450)
	Credit	—	—	—	—	$53,848	53,848
	Total	—	$12,597	$(48,450)	—	$53,848	$17,995
Investment Quality Bond Trust	Interest rate	$(50,593)	$(5,702)	—	—	$(1,968,965)	$(2,025,260)
	Currency	—	—	$186,559	—	—	186,559
	Credit	—	—	—	—	(750,605)	(750,605)
	Total	$(50,593)	$(5,702)	$186,559	—	$(2,719,570)	$(2,589,306)
Opportunistic Fixed Income Trust	Interest rate	$(109,374)	$(444,593)	—	$50,896	$766,120	$263,049
	Currency	(7,178)	—	$(54,449)	(25,048)	(67,858)	(154,533)
	Credit	—	—	—	(4,356)	469,224	464,868
	Total	$(116,552)	$(444,593)	$(54,449)	$21,492	$1,167,486	$573,384
Select Bond Trust	Interest rate	—	$(1,684,229)	—	—	—	$(1,684,229)
	Total	—	$(1,684,229)	—	—	—	$(1,684,229)
Short Term Government Income Trust	Interest rate	—	$3,671	—	—	—	$3,671
	Total	—	$3,671	—	—	—	$3,671
64

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Strategic Income Opportunities Trust	Interest rate	—	$(359,543)	—	—	—	$(359,543)
	Currency	$229,153	—	$1,957,837	—	—	2,186,990
	Total	$229,153	$(359,543)	$1,957,837	—	—	$1,827,447

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the nets assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of aggregate net assets. Prior to February 28, 2020, management fee was a) 0.70% of the first $1 billion of aggregate net assets and b) 0.65% of the excess over $1 billion of aggregate net assets. On June 25, 2020, the Board of Trustees approved a management fee of a) 0.650% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets, which is effective July 1, 2020.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.
•  Strategic Income Opportunities Trust— a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, Strategic Income Opportunities Fund, a series of JHF II, and Strategic Income Opportunities Fund, a subfund of Maunlife Investment Management I PLC.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
Portfolio	Subadvisor(s)
Active Bond Trust Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC [1]
65

Fees and transactions with affiliates, continued

Portfolio	Subadvisor(s)
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP[2]
Core Bond Trust	Wells Capital Management, Incorporated
High Yield Trust	Western Asset Management Company, LLC (Sub-Subadvisor is Western Asset Management Company Limited)
1 An affiliate of the Advisor.
2 Effective February 28, 2020, Wellington Management Company LLP replaced Pacific Investment Management Company LLC as subadvisor for Opportunistic Fixed Income Trust.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2020, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the Portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolio’s average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2021, unless renewed by mutual agreement of the advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor and Distributor have voluntarily agreed to waive a portion of their fees (including, but not limited to, Rule 12b-1 fees) and/or reimburse certain expenses to the extent necessary to assist Money Market Trust in attempting to achieve a positive yield. These fee waivers and/or expense reimbursements are voluntary and may be amended or terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2020, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,233	$4,754	$18,458	$24,445
Core Bond Trust	3,104	2,758	28,904	34,766
High Yield Trust	2,078	1,541	2,658	6,277
Investment Quality Bond Trust	4,502	2,465	1,440	8,407
Money Market Trust	1,068,997	106,089	258,036	1,433,122
Opportunistic Fixed Income Trust	7,901	14,047	24,834	46,782
Select Bond Trust	30,183	82,041	933,568	1,045,792
Short Term Government Income Trust	1,150	960	4,131	6,241
Strategic Income Opportunities Trust	11,271	1,132	2,639	15,042
Total Bond Market Trust	463,196	89,793	368,994	921,983
Ultra Short Term Bond Trust	4,146	79,879	10,776	94,801
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2020, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.56%
High Yield Trust	0.69%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.23%
Opportunistic Fixed Income Trust	0.62%
Portfolio	Net Annual Effective Rate
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.63%
Total Bond Market Trust	0.20%
Ultra Short Term Bond Trust	0.48%

66

Fees and transactions with affiliates, continued

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2020, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2020 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$ 9,107	$ 175,620	$ 184,727
Core Bond Trust	22,952	101,983	124,935
High Yield Trust	15,236	56,416	71,652
Investment Quality Bond Trust	33,217	90,962	124,179
Money Market Trust	414,819	141,546	556,365
Opportunistic Fixed Income Trust	7,611	68,667	76,278
Select Bond Trust	41,001	558,530	599,531
Short Term Government Income Trust	8,552	36,070	44,622
Strategic Income Opportunities Trust	82,890	41,628	124,518
Total Bond Market Trust	86,487	83,809	170,296
Ultra Short Term Bond Trust	3,105	299,249	302,354
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Investment Quality Bond Trust	Lender	$ 3,800,000	1	0.625%	$66
Opportunistic Fixed Income Trust	Lender	10,000,000	1	1.320%	367
Select Bond Trust	Lender	22,947,355	4	0.613%	1,562
Strategic Income Opportunities Trust	Lender	3,300,000	1	0.525%	48
Ultra Short Term Bond Trust	Lender	3,100,000	1	0.525%	45
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2020 and for the year ended December 31, 2019 were as follows:
Active Bond Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	229,614	$2,301,150	443,190	$4,269,026
Distributions reinvested	—	—	103,253	1,014,926
Repurchased	(442,362)	(4,399,570)	(600,489)	(5,870,245)
Net decrease	(212,748)	$(2,098,420)	(54,046)	$(586,293)
Series II shares
Sold	1,723,195	$17,580,362	1,423,067	$13,779,400
Distributions reinvested	—	—	368,544	3,630,983
Repurchased	(2,399,988)	(23,751,503)	(2,236,904)	(21,756,772)
Net decrease	(676,793)	$(6,171,141)	(445,293)	$(4,346,389)
67

Portfolio share transactions, continued

Active Bond Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,717,947	$17,251,419	7,742,798	$75,677,894
Distributions reinvested	—	—	1,520,860	14,962,586
Repurchased	(3,162,829)	(31,632,918)	(8,423,085)	(82,281,959)
Net increase (decrease)	(1,444,882)	$(14,381,499)	840,573	$8,358,521
Total net increase (decrease)	(2,334,423)	$(22,651,060)	341,234	$3,425,839
Core Bond Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	279,832	$3,916,349	298,918	$3,994,595
Distributions reinvested	—	—	163,908	2,209,044
Repurchased	(543,258)	(7,451,780)	(984,562)	(13,025,999)
Net decrease	(263,426)	$(3,535,431)	(521,736)	$(6,822,360)
Series II shares
Sold	530,011	$7,350,232	552,245	$7,291,609
Distributions reinvested	—	—	133,071	1,791,244
Repurchased	(700,055)	(9,602,018)	(1,112,227)	(14,691,367)
Net decrease	(170,044)	$(2,251,786)	(426,911)	$(5,608,514)
Series NAV shares
Sold	1,641,312	$22,807,929	2,690,512	$35,537,554
Distributions reinvested	—	—	1,669,669	22,389,125
Repurchased	(12,723,103)	(171,370,929)	(6,065,489)	(80,532,204)
Net decrease	(11,081,791)	$(148,563,000)	(1,705,308)	$(22,605,525)
Total net decrease	(11,515,261)	$(154,350,217)	(2,653,955)	$(35,036,399)
High Yield Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	628,274	$3,026,882	1,277,787	$6,682,917
Distributions reinvested	—	—	691,407	3,590,513
Repurchased	(1,426,967)	(7,086,429)	(3,063,488)	(15,921,735)
Net decrease	(798,693)	$(4,059,547)	(1,094,294)	$(5,648,305)
Series II shares
Sold	426,119	$2,158,180	1,182,155	$6,366,871
Distributions reinvested	—	—	488,298	2,598,299
Repurchased	(1,556,215)	(7,980,690)	(2,165,652)	(11,685,088)
Net decrease	(1,130,096)	$(5,822,510)	(495,199)	$(2,719,918)
Series NAV shares
Sold	1,483,865	$6,862,482	2,498,998	$12,952,105
Distributions reinvested	—	—	902,099	4,611,307
Repurchased	(2,402,445)	(11,998,871)	(3,575,125)	(18,612,670)
Net decrease	(918,580)	$(5,136,389)	(174,028)	$(1,049,258)
Total net decrease	(2,847,369)	$(15,018,446)	(1,763,521)	$(9,417,481)
Investment Quality Bond Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	583,508	$6,991,347	877,858	$9,874,202
Distributions reinvested	—	—	304,122	3,473,749
Repurchased	(1,610,556)	(18,493,879)	(1,599,465)	(18,016,062)
Net decrease	(1,027,048)	$(11,502,532)	(417,485)	$(4,668,111)
Series II shares
Sold	601,799	$7,148,059	920,736	$10,392,357
Distributions reinvested	—	—	151,753	1,734,722
Repurchased	(1,098,160)	(12,694,501)	(1,068,678)	(12,046,959)
Net increase (decrease)	(496,361)	$(5,546,442)	3,811	$80,120
68

Portfolio share transactions, continued

Investment Quality Bond Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	641,936	$7,475,127	1,723,174	$19,202,117
Distributions reinvested	—	—	96,142	1,093,907
Repurchased	(503,836)	(5,817,786)	(1,893,322)	(21,273,231)
Net increase (decrease)	138,100	$1,657,341	(74,006)	$(977,207)
Total net decrease	(1,385,309)	$(15,391,633)	(487,680)	$(5,565,198)
Money Market Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	641,179,664	$641,179,666	252,377,297	$252,377,298
Distributions reinvested	4,506,616	4,506,616	27,201,669	27,201,669
Repurchased	(224,669,440)	(224,669,440)	(274,483,039)	(274,483,039)
Net increase	421,016,840	$421,016,842	5,095,927	$5,095,928
Series II shares
Sold	824,402	$824,402	598,085	$598,085
Distributions reinvested	275,385	275,385	2,231,111	2,231,111
Repurchased	(13,437,683)	(13,437,683)	(23,249,095)	(23,249,096)
Net decrease	(12,337,896)	$(12,337,896)	(20,419,899)	$(20,419,900)
Series NAV shares
Sold	177,728,216	$177,728,216	181,750,848	$181,750,848
Distributions reinvested	1,340,460	1,340,460	8,178,439	8,178,439
Repurchased	(107,472,896)	(107,472,896)	(244,110,889)	(244,110,890)
Net increase (decrease)	71,595,780	$71,595,780	(54,181,602)	$(54,181,603)
Total net increase (decrease)	480,274,724	$480,274,726	(69,505,574)	$(69,505,575)
Opportunistic Fixed Income Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	97,245	$1,221,154	131,664	$1,649,134
Distributions reinvested	—	—	161,781	1,985,047
Repurchased	(193,370)	(2,398,085)	(385,137)	(4,836,133)
Net decrease	(96,125)	$(1,176,931)	(91,692)	$(1,201,952)
Series II shares
Sold	71,536	$919,407	477,711	$5,889,359
Distributions reinvested	—	—	320,219	3,874,649
Repurchased	(855,609)	(10,222,191)	(935,548)	(11,539,474)
Net decrease	(784,073)	$(9,302,784)	(137,618)	$(1,775,466)
Series NAV shares
Sold	364,654	$4,521,555	760,056	$9,506,870
Distributions reinvested	—	—	576,008	7,038,820
Repurchased	(1,930,871)	(23,747,115)	(1,429,617)	(17,851,789)
Net decrease	(1,566,217)	$(19,225,560)	(93,553)	$(1,306,099)
Total net decrease	(2,446,415)	$(29,705,275)	(322,863)	$(4,283,517)
Select Bond Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	786,581	$11,478,392	1,126,039	$15,318,567
Distributions reinvested	—	—	322,636	4,470,724
Repurchased	(2,110,858)	(29,390,476)	(2,011,055)	(27,507,151)
Net decrease	(1,324,277)	$(17,912,084)	(562,380)	$(7,717,860)
Series II shares
Sold	15,802,879	$224,750,130	4,360,892	$59,546,402
Distributions reinvested	—	—	729,850	10,125,346
Repurchased	(15,596,262)	(221,068,642)	(13,890,862)	(186,207,363)
Net increase (decrease)	206,617	$3,681,488	(8,800,120)	$(116,535,615)
69

Portfolio share transactions, continued

Select Bond Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	7,890,649	$112,664,706	21,277,312	$288,168,352
Distributions reinvested	—	—	14,648,773	202,803,645
Repurchased	(109,979,568)	(1,523,393,423)	(56,889,710)	(782,002,421)
Net decrease	(102,088,919)	$(1,410,728,717)	(20,963,625)	$(291,030,424)
Total net decrease	(103,206,579)	$(1,424,959,313)	(30,326,125)	$(415,283,899)
Short Term Government Income Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	510,723	$6,304,827	784,249	$9,516,771
Distributions reinvested	—	—	50,414	610,855
Repurchased	(701,775)	(8,602,333)	(786,739)	(9,516,178)
Net increase (decrease)	(191,052)	$(2,297,506)	47,924	$611,448
Series II shares
Sold	1,565,321	$19,334,104	610,751	$7,337,942
Distributions reinvested	—	—	27,732	336,286
Repurchased	(834,460)	(10,310,888)	(916,540)	(11,022,217)
Net increase (decrease)	730,861	$9,023,216	(278,057)	$(3,347,989)
Series NAV shares
Sold	1,354,259	$16,718,314	1,640,592	$19,782,748
Distributions reinvested	—	—	174,251	2,111,118
Repurchased	(827,198)	(10,144,040)	(1,564,781)	(18,873,482)
Net increase	527,061	$6,574,274	250,062	$3,020,384
Total net increase	1,066,870	$13,299,984	19,929	$283,843
Strategic Income Opportunities Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	496,768	$6,673,535	1,650,757	$22,108,267
Distributions reinvested	—	—	741,211	9,957,393
Repurchased	(3,478,939)	(45,383,947)	(5,352,151)	(71,064,530)
Net decrease	(2,982,171)	$(38,710,412)	(2,960,183)	$(38,998,870)
Series II shares
Sold	121,746	$1,643,751	203,440	$2,713,908
Distributions reinvested	—	—	68,114	916,822
Repurchased	(326,523)	(4,277,576)	(463,032)	(6,197,040)
Net decrease	(204,777)	$(2,633,825)	(191,478)	$(2,566,310)
Series NAV shares
Sold	198,520	$2,672,900	405,494	$5,365,552
Distributions reinvested	—	—	165,289	2,213,057
Repurchased	(207,755)	(2,696,398)	(1,001,678)	(13,231,467)
Net decrease	(9,235)	$(23,498)	(430,895)	$(5,652,858)
Total net decrease	(3,196,183)	$(41,367,735)	(3,582,556)	$(47,218,038)
Total Bond Market Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	7,248,847	$78,394,993	6,338,391	$65,057,429
Distributions reinvested	—	—	676,418	7,065,437
Repurchased	(1,933,283)	(20,675,458)	(3,130,075)	(32,087,677)
Net increase	5,315,564	$57,719,535	3,884,734	$40,035,189
Series II shares
Sold	2,553,066	$27,448,158	1,510,385	$15,511,191
Distributions reinvested	—	—	117,012	1,224,623
Repurchased	(1,335,769)	(14,352,612)	(1,934,892)	(19,794,666)
Net increase (decrease)	1,217,297	$13,095,546	(307,495)	$(3,058,852)
70

Portfolio share transactions, continued

Total Bond Market Trust , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	3,951,858	$42,727,398	3,539,564	$36,107,979
Distributions reinvested	—	—	602,316	6,288,464
Repurchased	(3,407,650)	(36,493,116)	(3,747,704)	(38,828,697)
Net increase	544,208	$6,234,282	394,176	$3,567,746
Total net increase	7,077,069	$77,049,363	3,971,415	$40,544,083
Ultra Short Term Bond Trust	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	514,449	$5,888,012	1,153,621	$13,355,599
Distributions reinvested	—	—	16,559	190,668
Repurchased	(403,097)	(4,653,105)	(1,168,839)	(13,532,443)
Net increase	111,352	$1,234,907	1,341	$13,824
Series II shares
Sold	7,592,985	$87,321,608	10,740,669	$124,012,832
Distributions reinvested	—	—	307,126	3,535,618
Repurchased	(7,048,684)	(81,230,747)	(7,734,345)	(89,111,847)
Net increase	544,301	$6,090,861	3,313,450	$38,436,603
Series NAV shares
Sold	559,216	$6,407,491	1,707,750	$19,584,700
Distributions reinvested	—	—	56,612	652,225
Repurchased	(419,517)	(4,847,544)	(1,799,543)	(20,894,159)
Net increase (decrease)	139,699	$1,559,947	(35,181)	$(657,234)
Total net increase	795,352	$8,885,715	3,279,610	$37,793,193
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 99.89% of Series NAV shares. For Select Bond Trust, affiliates owned 99.95% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 98.80% and 99.58% of Series II and Series NAV shares, respectively, on June 30, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2020:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$135,181,539	$273,595,445	$178,436,537	$178,436,537
Core Bond Trust	1,794,104,369	758,367,850	1,942,780,548	826,180,825
High Yield Trust	—	99,865,201	—	104,344,728
Investment Quality Bond Trust	22,198,294	71,579,221	47,384,476	63,678,956
Opportunistic Fixed Income Trust	201,715,924	312,184,257	229,869,145	322,670,743
Select Bond Trust	2,750,329,354	2,007,820,109	3,073,466,167	2,778,779,208
Short Term Government Income Trust	30,183,006	37,721,072	22,338,848	21,165,479
Strategic Income Opportunities Trust	8,154,154	165,887,997	17,749,649	189,478,356
Total Bond Market Trust	19,741,445	122,377,800	1,000,000	75,479,343
Ultra Short Term Bond Trust	—	53,715,053	23,000,000	75,558,380
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	424,837	$8,396,803	$91,310,788	$(95,470,415)	$15,662	$328	$50,772	—	$4,253,166
Core Bond Trust
71

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	541,841	$10,362,959	$110,426,770	$(115,379,073)	$14,024	$(145)	$24,417	—	$5,424,535
High Yield Trust
John Hancock Collateral Trust*	979,096	$15,941,751	$36,493,048	$(42,636,034)	$2,288	$972	$30,127	—	$9,802,025
Investment Quality Bond Trust
John Hancock Collateral Trust*	162,654	$1,765,533	$16,433,515	$(16,574,338)	$3,556	$107	$5,480	—	$1,628,373
Select Bond Trust
John Hancock Collateral Trust*	1,774,123	$190,322,173	$1,037,007,540	(1,209,666,383)	$96,389	$1,556	$299,181	—	$17,761,275
Short Term Government Income Trust
John Hancock Collateral Trust*	—	—	$17,799,250	$(17,803,738)	$4,488	—	$3,235	—	—
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	537,658	$4,054,538	$28,491,516	$(27,163,900)	$380	$117	$3,906	—	$5,382,651
Total Bond Market Trust
John Hancock Collateral Trust*	2,230,031	$6,884,643	$57,594,178	$(42,189,263)	$24,191	$11,759	$52,129	—	$22,325,508
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	250,620	$3,347,366	$23,881,535	$(24,726,065)	$6,220	$(23)	$3,696	—	$2,509,033
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. The following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Core Bond Trust	56.8%
Select Bond Trust	91.0%
10.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2020, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Active Bond Trust	$-	$4,358,221
Opportunistic Fixed Income Trust	-	48,724,815
Select Bond Trust	-	459,822,103
11.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2020:
72

Restricted securities, continued

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%*	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%*	25,841
New Cotai, Inc., Class B	4-12-13	—	3	—	—	3	0.0%	—
								$26,007
*	Less than 0.05%.
12.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the portfolios invest. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
13.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
73

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic1 meeting held on May 26-27, 2020. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (and sub-subadvisers) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

1  On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

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(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

(f)  the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Profitability/Fall Out Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered fall out benefits to the Adviser, including (but not limited to), benefits to affiliates, such as: that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

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(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arms’ length with respect to the unaffiliated Subadvisors;

(k)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(l)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b)  reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and

(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and unaffiliated Subadvisors.

Nature, Extent and Quality of Services.  With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the

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Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Active Bond Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.

The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-year period relative to the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Core Bond Trust (Wells Capital Management, Incorporated)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.

Broadridge Category — The Trust underperformed the peer group median for the one-, three- and five-year periods and outperformed the peer group median for the ten-year period.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the ten-year period.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

High Yield Trust (Western Asset Management Company, LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the five- and ten-year periods relative to the benchmark index and to the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one- and three-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Investment Quality Bond Trust (Wellington Management Company LLP)
Benchmark Index — The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

Money Market Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

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Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Opportunistic Fixed Income Trust (formerly Global Bond Trust) (Wellington Management Company LLP)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period.

Broadridge Category — The Trust underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three- and five-year periods relative to the benchmark index and to the peer group median for the one- and three-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the benchmark index for the ten-year period and to the peer group median for the five- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses.

The Board noted that the Trust’s longer term performance in part reflects that of the previous subadvisor.

Select Bond Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one- and five-year periods and underperformed the peer group median for the three- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the three- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one- and five-year periods.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Short Term Government Income Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board took into account management’s discussion of the Trust’s expenses.

In considering the Trust’s performance relative to peers, the Board took into account the relatively limited number of funds in the Trust’s peer group.

Strategic Income Opportunities Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one-, five- and ten-year periods and underperformed the benchmark index for the three-year period.

Broadridge Category — The Trust outperformed the peer group median for the one-and ten-year periods and underperformed the peer group median for the three- and five-year periods.

The subadviser fees for this Trust are lower than the peer group median.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-year period relative to the benchmark index and for the three- and five-year periods relative to the peer group median.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one- and ten-year periods.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.

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John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Total Bond Market Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.

The subadviser fees for this Trust are equal to the peer group median.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended April 30, 2020.

The Board also noted the Trust’s low performance dispersion relative to its benchmark index.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Ultra Short Term Bond Trust (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust outperformed the benchmark for the one-year period and underperformed the benchmark index for the three- and five-periods.

Broadridge Category — The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are higher than the peer group median.

Net total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three- and five-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-year period.

The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board took into account management’s discussion of the Trust’s expenses.

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John Hancock Variable Insurance Trust

Statement regarding liquidity risk management

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust (formerly Global Bond Trust), Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust, Ultra Short Term Bond Trust, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor(s), Manulife Investment Management (US) LLC, Wells Capital Management, Incorporated, Western Asset Management Company LLC, Western Asset Management Company Limited, Wellington Management Company LLP (the Subadvisor) execute the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund’s Redemption-In-Kind Procedures;

•	Highly Liquid Investment Minimum (HLIM) determination;

•	Compliance with the 15% limit on illiquid investments;

•	Reasonably Anticipated Trade Size (RATS) determination;

•	Security-level liquidity classifications; and

•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund’s HLIM. This process incorporates the Fund’s investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines “illiquid investment” to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund’s RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund’s RATS, feedback from the applicable

83

John Hancock Variable Insurance Trust

Statement regarding liquidity risk management

Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund’s liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

84

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of each fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

85

John Hancock

Variable Insurance Trust

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Semiannual Report

June 30, 2020

John Hancock Variable Insurance Trust

Semiannual report—table of contents

Sector weightings	3

Shareholder expense example	4

Portfolio of investments (See below for each portfolio’s page #)	6

Statements of assets and liabilities	12

Statements of operations	13

Statements of changes in net assets	14

Financial highlights	15

Notes to financial statements	18

Evaluation of advisory and subadvisory agreements by the board of trustees	31

Statement regarding liquidity risk management	37

For more information	39

Portfolio	Portfolio of investments
Managed Volatility Aggressive Portfolio	6
Managed Volatility Growth Portfolio	6
Managed Volatility Balanced Portfolio	8
Managed Volatility Moderate Portfolio	9
Managed Volatility Conservative Portfolio	10

2

John Hancock Variable Insurance Trust

Sector weightings*

Managed Volatility Aggressive
Portfolio

Affiliated Investment Companies	% of Total
Equity	81.4
U.S. Large Cap	33.1
Large Blend	19.3
Emerging-Markets Equity	9.8
U.S. Mid Cap	9.5
U.S. Small Cap	6.2
International Equity	3.5
Unaffiliated Investment Companies	10.4
Equity	10.4
U.S. Government Agency	1.0
Short-term investments and other	7.2

Managed Volatility Growth Portfolio

Affiliated Investment Companies	% of Total
Equity	66.6
Large Blend	29.5
U.S. Large Cap	18.3
Emerging-Market Equity	6.7
U.S. Mid Cap	5.7
U.S. Small Cap	3.5
International Equity	2.9
Fixed Income	27.0
Intermediate Bond	27.0
Unaffiliated Investment Companies	0.7
Equity	0.7
U.S. Government Agency	0.1
Short-term investments and other	5.6

Managed Volatility Balanced Portfolio

Affiliated Investment Companies	% of Total
Equity	48.0
Large Blend	21.5
U.S. Large Cap	14.7
Emerging-Markets Equity	4.2
U.S. Mid Cap	3.6
U.S. Small Cap	2.3
International Equity	1.7
Fixed Income	47.6
Intermediate Bond	47.6
Unaffiliated Investment Companies	0.6
Equity	0.6
Short-term investments and other	3.8

Managed Volatility Moderate
Portfolio

Affiliated Investment Companies	% of Total
Equity	38.2
Large Blend	17.7
U.S. Large Cap	12.8
Emerging-Market Equity	2.7
U.S. Mid Cap	2.6
U.S. Small Cap	1.5
International Equity	0.9
Fixed income	57.9
Intermediate Bond	57.9
Unaffiliated investment companies	0.8
Equity	0.8
U.S. Government and Agency	0.1
Short-term investments	3.0

Managed Volatility Conservative Portfolio

Affiliated Investment Companies	% of Total
Equity	18.7
Large Blend	8.6
U.S. Large Cap	6.8
Emerging-Markets Equity	1.4
U.S. Mid Cap	1.2
U.S. Small Cap	0.7
Fixed Income	78.0
Intermediate Bond	78.0
Unaffiliated Investment Companies	0.4
Equity	0.4
Short-term investments and other	2.9

*	As a percentage of net assets.

3

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Managed Volatility Portfolio, you incur ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio[2]
Managed Volatility Aggressive Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$ 838.20	$0.96	0.21%
	Hypothetical example	1,000.00	1,023.80	1.06	0.21%
Series II	Actual expenses/actual returns	1,000.00	836.80	1.87	0.41%
	Hypothetical example	1,000.00	1,022.80	2.06	0.41%
Series NAV	Actual expenses/actual returns	1,000.00	837.40	0.73	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Managed Volatility Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$ 878.00	$0.75	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Series II	Actual expenses/actual returns	1,000.00	877.60	1.68	0.36%
	Hypothetical example	1,000.00	1,023.10	1.81	0.36%
Series NAV	Actual expenses/actual returns	1,000.00	878.20	0.51	0.11%
	Hypothetical example	1,000.00	1,024.30	0.55	0.11%
Managed Volatility Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$ 919.40	$0.72	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Series II	Actual expenses/actual returns	1,000.00	918.10	1.67	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Series NAV	Actual expenses/actual returns	1,000.00	919.70	0.48	0.10%
	Hypothetical example	1,000.00	1,024.40	0.50	0.10%
4

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio[2]
Managed Volatility Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$ 942.20	$0.72	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Series II	Actual expenses/actual returns	1,000.00	940.90	1.69	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Series NAV	Actual expenses/actual returns	1,000.00	941.50	0.48	0.10%
	Hypothetical example	1,000.00	1,024.40	0.50	0.10%
Managed Volatility Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$ 977.00	$0.74	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Series II	Actual expenses/actual returns	1,000.00	976.00	1.72	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Series NAV	Actual expenses/actual returns	1,000.00	977.90	0.49	0.10%
	Hypothetical example	1,000.00	1,024.40	0.50	0.10%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 81.4%
Equity - 81.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	756,067	$28,912,016
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,858,014	21,255,684
Equity Income, Series NAV, JHVIT (T. Rowe Price)	2,248,130	27,786,884
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	562,628	28,733,434
Mid Cap Stock, Series NAV, JHVIT (Wellington)	501,389	10,955,356
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,267,032	10,605,059
Multifactor Developed International ETF, JHETF (DFA)	416,142	10,798,885
Multifactor Emerging Markets ETF, JHETF (DFA)	388,217	8,820,290
Multifactor Large Cap ETF, JHETF (DFA)	422,980	16,225,513
Multifactor Mid Cap ETF, JHETF (DFA)	221,207	7,768,790
Multifactor Small Cap ETF, JHETF (DFA)	483,899	11,390,982
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	213,991	3,866,817
Small Cap Value, Series NAV, JHVIT (Wellington)	292,334	3,730,186
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,144,036	59,422,276
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $243,821,721)		$250,272,172
UNAFFILIATED INVESTMENT COMPANIES - 10.4%
Equity - 10.4%
Fidelity 500 Index Fund	35,245	3,804,659
Fidelity International Index Fund	734,496	28,123,850
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,856,750)		$31,928,509
Managed Volatility Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.2%
U.S. Government Agency - 1.0%
Federal Home Loan Bank Discount Note 0.040%, 07/09/2020 *	$3,230,000	$3,229,914
Short-term funds - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (D)	3,616,931	3,616,931
TOTAL SHORT-TERM INVESTMENTS (Cost $6,846,902)		$6,846,845
Total Investments (Managed Volatility Aggressive Portfolio) (Cost $281,525,373) - 94.0%		$289,047,526
Other assets and liabilities, net - 6.0%		18,423,017
TOTAL NET ASSETS - 100.0%		$307,470,543
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
BP Currency Futures	94	Short	Sep 2020	$(7,477,137)	$(7,283,238)	$193,899
Euro FX Futures	118	Short	Sep 2020	(16,765,165)	(16,598,913)	166,252
Euro STOXX 50 Index Futures	462	Short	Sep 2020	(16,246,414)	(16,729,201)	(482,787)
FTSE 100 Index Futures	97	Short	Sep 2020	(7,288,884)	(7,388,850)	(99,966)
Japanese Yen Currency Futures	79	Short	Sep 2020	(9,107,424)	(9,155,113)	(47,689)
MSCI Emerging Markets Index Futures	535	Short	Sep 2020	(25,862,865)	(26,367,475)	(504,610)
Nikkei 225 Index Futures	45	Short	Sep 2020	(9,425,458)	(9,285,483)	139,975
Russell 2000 E-Mini Index Futures	85	Short	Sep 2020	(5,864,491)	(6,109,800)	(245,309)
S&P 500 Index E-Mini Futures	642	Short	Sep 2020	(97,072,303)	(99,004,425)	(1,932,122)
S&P Mid 400 Index E-Mini Futures	107	Short	Sep 2020	(18,755,791)	(19,036,370)	(280,579)
						$(3,092,936)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.6%
Equity - 66.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,464,196	$323,670,852
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	28,619,904	$327,411,696

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Equity Income, Series NAV, JHVIT (T. Rowe Price)	25,315,052	$312,894,042
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	8,112,499	414,305,340
Mid Cap Stock, Series NAV, JHVIT (Wellington)	5,641,135	123,258,808
Mid Value, Series NAV, JHVIT (T. Rowe Price)	14,314,500	119,812,369
Multifactor Developed International ETF, JHETF (DFA)	7,810,667	202,686,809
Multifactor Emerging Markets ETF, JHETF (DFA)	6,054,702	137,562,829
Multifactor Large Cap ETF, JHETF (DFA)	5,530,088	212,134,176
Multifactor Mid Cap ETF, JHETF (DFA)	4,208,838	147,814,391
Multifactor Small Cap ETF, JHETF (DFA)	5,853,954	137,802,077
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	2,901,264	52,425,846
Small Cap Value, Series NAV, JHVIT (Wellington)	4,019,470	51,288,442
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	107,892,898	2,039,175,776
		4,602,243,453
Fixed income - 27.0%
Bond, Class NAV, JHSB (MIM US) (B)	28,858,244	479,046,850
Core Bond, Series NAV, JHVIT (Wells Capital)	11,594,914	164,763,728
Select Bond, Series NAV, JHVIT (MIM US) (B)	83,768,055	1,223,851,280
		1,867,661,858
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,120,663,425)		$6,469,905,311
UNAFFILIATED INVESTMENT COMPANIES - 0.7%
Equity - 0.7%
Fidelity International Index Fund	1,194,591	45,740,902
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $47,401,253)		$45,740,902
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank 0.170%, (SOFR + 0.090%), 11/30/2020 (D)	$5,000,000	4,999,365
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,999,895)		$4,999,365
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.9%
Certificate of deposit - 0.0%
Credit Suisse AG (SOFR + 0.150%) 0.230%, 09/01/2020 *	$1,470,000	$1,470,103
U.S. Government Agency - 1.0%
Federal Agricultural Mortgage Corp. Discount Note 0.010%, 07/01/2020 *	17,205,000	17,205,000
Federal Home Loan Bank Discount Note 0.040%, 07/09/2020 *	48,997,000	48,995,693
		66,200,693
Short-term funds - 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (E)	62,245,983	62,245,983
TOTAL SHORT-TERM INVESTMENTS (Cost $129,917,487)		$129,916,779
Total Investments (Managed Volatility Growth Portfolio) (Cost $6,302,982,060) - 96.3%		$6,650,562,357
Other assets and liabilities, net - 3.7%		258,143,296
TOTAL NET ASSETS - 100.0%		$6,908,705,653
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
BP Currency Futures	1,265	Short	Sep 2020	$(100,538,420)	$(98,013,781)	$2,524,639
Euro FX Futures	1,688	Short	Sep 2020	(239,683,667)	(237,448,850)	2,234,817
Euro STOXX 50 Index Futures	6,660	Short	Sep 2020	(234,654,080)	(241,161,204)	(6,507,124)
FTSE 100 Index Futures	1,302	Short	Sep 2020	(97,979,831)	(99,178,167)	(1,198,336)
Japanese Yen Currency Futures	1,069	Short	Sep 2020	(123,371,838)	(123,883,738)	(511,900)
MSCI Emerging Markets Index Futures	7,059	Short	Sep 2020	(341,645,545)	(347,902,815)	(6,257,270)
Nikkei 225 Index Futures	603	Short	Sep 2020	(126,129,685)	(124,425,469)	1,704,216
Russell 2000 E-Mini Index Futures	1,286	Short	Sep 2020	(88,902,136)	(92,437,680)	(3,535,544)
S&P 500 Index E-Mini Futures	9,753	Short	Sep 2020	(1,476,955,949)	(1,504,034,513)	(27,078,564)
S&P Mid 400 Index E-Mini Futures	1,590	Short	Sep 2020	(279,233,390)	(282,876,900)	(3,643,510)
						$(42,268,576)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.6%
Equity - 48.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	5,991,723	$229,123,485
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	14,861,745	170,018,364
Equity Income, Series NAV, JHVIT (T. Rowe Price)	17,921,715	221,512,402
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,193,384	265,226,101
Mid Cap Stock, Series NAV, JHVIT (Wellington)	2,763,437	60,381,099
Mid Value, Series NAV, JHVIT (T. Rowe Price)	7,083,827	59,291,632
Multifactor Developed International ETF, JHETF (DFA)	3,840,082	99,650,128
Multifactor Emerging Markets ETF, JHETF (DFA)	3,157,615	71,741,013
Multifactor Large Cap ETF, JHETF (DFA)	3,546,829	136,056,360
Multifactor Mid Cap ETF, JHETF (DFA)	2,599,951	91,310,279
Multifactor Small Cap ETF, JHETF (DFA)	2,991,021	70,408,634
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,764,381	31,882,359
Small Cap Value, Series NAV, JHVIT (Wellington)	2,404,558	30,682,163
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	65,615,695	1,240,136,640
		2,777,420,659
Fixed income - 47.6%
Bond, Class NAV, JHSB (MIM US) (B)	42,598,610	707,136,919
Core Bond, Series NAV, JHVIT (Wells Capital)	17,143,333	243,606,760
Select Bond, Series NAV, JHVIT (MIM US) (B)	123,520,188	1,804,629,951
		2,755,373,630
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,209,336,891)		$5,532,794,289
UNAFFILIATED INVESTMENT COMPANIES - 0.6%
Equity - 0.6%
Fidelity 500 Index Fund	331,677	35,804,527
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,870,796)		$35,804,527
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%
U.S. Government Agency - 0.0%
Federal Home Loan Bank 0.170%, (SOFR + 0.090%), 11/30/2020 (D)	$3,000,000	2,999,619
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,999,937)		$2,999,619
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.4%
Certificate of deposit - 0.1%
Credit Suisse AG (SOFR + 0.150%) 0.230%, 09/01/2020 *	$8,015,000	$8,015,561
Commercial paper - 0.1%
Salt River Project Agricultural Improvement & Power District 0.150%, 07/02/2020 *	3,085,000	3,084,267
U.S. Government Agency - 0.6%
Federal Agricultural Mortgage Corp. Discount Note 0.010%, 07/01/2020 *	9,034,000	9,034,000
Federal Home Loan Bank Discount Note 0.040%, 07/09/2020 *	26,227,000	26,226,301
		35,260,301
Short-term funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (E)	32,617,914	32,617,914
TOTAL SHORT-TERM INVESTMENTS (Cost $78,978,515)		$78,978,043
Total Investments (Managed Volatility Balanced Portfolio) (Cost $5,324,186,139) - 97.6%		$5,650,576,478
Other assets and liabilities, net - 2.4%		138,655,119
TOTAL NET ASSETS - 100.0%		$5,789,231,597
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
BP Currency Futures	625	Short	Sep 2020	$(49,561,844)	$(48,425,781)	$1,136,063
Euro FX Futures	855	Short	Sep 2020	(121,254,477)	(120,271,781)	982,696
Euro STOXX 50 Index Futures	3,372	Short	Sep 2020	(119,068,529)	(122,101,439)	(3,032,910)
FTSE 100 Index Futures	643	Short	Sep 2020	(48,464,699)	(48,979,694)	(514,995)
Japanese Yen Currency Futures	530	Short	Sep 2020	(61,255,780)	(61,420,375)	(164,595)
MSCI Emerging Markets Index Futures	3,381	Short	Sep 2020	(163,906,606)	(166,632,585)	(2,725,979)
Nikkei 225 Index Futures	299	Short	Sep 2020	(62,387,616)	(61,696,874)	690,742
Russell 2000 E-Mini Index Futures	669	Short	Sep 2020	(46,378,618)	(48,087,720)	(1,709,102)
S&P 500 Index E-Mini Futures	5,692	Short	Sep 2020	(863,395,832)	(877,777,550)	(14,381,718)
The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	835	Short	Sep 2020	(146,889,848)	(148,554,850)	$(1,665,002)
						$(21,384,800)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.1%
Equity - 38.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,555,927	$59,498,639
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,784,633	31,856,198
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,678,554	57,826,928
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,272,058	64,964,001
Mid Cap Stock, Series NAV, JHVIT (Wellington)	746,269	16,305,981
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,928,993	16,145,675
Multifactor Developed International ETF, JHETF (DFA)	583,916	15,152,620
Multifactor Emerging Markets ETF, JHETF (DFA)	596,396	13,550,117
Multifactor Large Cap ETF, JHETF (DFA)	872,867	33,483,178
Multifactor Mid Cap ETF, JHETF (DFA)	346,782	12,178,984
Multifactor Small Cap ETF, JHETF (DFA)	423,191	9,961,916
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	421,903	7,623,790
Small Cap Value, Series NAV, JHVIT (Wellington)	569,249	7,263,613
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	15,727,594	297,251,529
		643,063,169
Fixed income - 57.9%
Bond, Class NAV, JHSB (MIM US) (B)	15,051,131	249,848,778
Core Bond, Series NAV, JHVIT (Wells Capital)	6,081,555	86,418,894
Select Bond, Series NAV, JHVIT (MIM US) (B)	43,717,660	638,715,012
		974,982,684
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,517,793,480)		$1,618,045,853
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	122,391	13,212,143
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $12,135,345)		$13,212,143
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank 0.170%, (SOFR + 0.090%), 11/30/2020 (D)	$2,000,000	1,999,746
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,999,958)		$1,999,746
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.1%
Certificate of deposit - 0.1%
Credit Suisse AG (SOFR + 0.150%) 0.230%, 09/01/2020 *	$1,275,000	$1,275,089
Commercial paper - 0.0%
Salt River Project Agricultural Improvement & Power District 0.150%, 07/02/2020 *	765,000	764,818
U.S. Government - 0.1%
U.S. Treasury Bill 0.124%, 11/05/2020 *	1,190,000	1,189,349
U.S. Government Agency - 0.5%
Federal Agricultural Mortgage Corp. Discount Note 0.010%, 07/01/2020	2,122,000	2,122,000
Federal Home Loan Bank Discount Note 0.040%, 07/09/2020 *	6,172,000	6,171,835
		8,293,835
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (E)	7,677,845	7,677,845
TOTAL SHORT-TERM INVESTMENTS (Cost $19,201,266)		$19,200,936
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,551,130,049) - 98.1%		$1,652,458,678
Other assets and liabilities, net - 1.9%		31,895,664
TOTAL NET ASSETS - 100.0%		$1,684,354,342
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
BP Currency Futures	137	Short	Sep 2020	$(10,863,020)	$(10,614,931)	$248,089
Euro FX Futures	193	Short	Sep 2020	(27,371,920)	(27,149,069)	222,851
Euro STOXX 50 Index Futures	760	Short	Sep 2020	(26,816,246)	(27,519,897)	(703,651)
FTSE 100 Index Futures	141	Short	Sep 2020	(10,620,934)	(10,740,493)	(119,559)
Japanese Yen Currency Futures	117	Short	Sep 2020	(13,523,055)	(13,558,838)	(35,783)
MSCI Emerging Markets Index Futures	673	Short	Sep 2020	(32,614,249)	(33,168,805)	(554,556)
Nikkei 225 Index Futures	66	Short	Sep 2020	(13,771,126)	(13,618,708)	152,418
Russell 2000 E-Mini Index Futures	147	Short	Sep 2020	(10,179,527)	(10,566,360)	(386,833)
S&P 500 Index E-Mini Futures	1,402	Short	Sep 2020	(212,502,312)	(216,205,925)	(3,703,613)
S&P Mid 400 Index E-Mini Futures	179	Short	Sep 2020	(31,454,441)	(31,845,890)	(391,449)
						$(5,272,086)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.7%
Equity - 18.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	536,509	$20,516,098
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	859,177	9,828,987
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,589,407	19,645,068
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	391,037	19,970,283
Multifactor Developed International ETF, JHETF (DFA)	17,116	444,160
Multifactor Emerging Markets ETF, JHETF (DFA)	175,675	3,991,336
Multifactor Large Cap ETF, JHETF (DFA)	264,096	10,130,723
Multifactor Mid Cap ETF, JHETF (DFA)	351,043	12,328,630
Multifactor Small Cap ETF, JHETF (DFA)	320,065	7,534,330
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	4,652,433	87,930,977
		192,320,592
Fixed income - 78.0%
Bond, Class NAV, JHSB (MIM US) (B)	12,424,371	206,244,551
Core Bond, Series NAV, JHVIT (Wells Capital)	5,032,687	71,514,480
Select Bond, Series NAV, JHVIT (MIM US) (B)	35,977,645	525,633,394
		803,392,425
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $928,536,889)		$995,713,017
UNAFFILIATED INVESTMENT COMPANIES - 0.4%
Equity - 0.4%
Fidelity 500 Index Fund	37,137	4,008,961
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,655,217)		$4,008,961
SHORT-TERM INVESTMENTS - 1.1%
Certificate of deposit - 0.1%
Credit Suisse AG (SOFR + 0.150%) 0.230%, 09/01/2020 *	$1,240,000	1,240,087
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper - 0.0%
Salt River Project Agricultural Improvement & Power District 0.150%, 07/02/2020 *	$300,000	$299,929
U.S. Government - 0.0%
U.S. Treasury Bill 0.124%, 11/05/2020 *	265,000	264,855
U.S. Government Agency - 0.4%
Federal Home Loan Bank Discount Note 0.040%, 07/09/2020 *	3,676,000	3,675,902
Short-term funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (C)	5,904,856	5,904,856
TOTAL SHORT-TERM INVESTMENTS (Cost $11,385,706)		$11,385,629
Total Investments (Managed Volatility Conservative Portfolio) (Cost $943,577,812) - 98.2%		$1,011,107,607
Other assets and liabilities, net - 1.8%		18,162,222
TOTAL NET ASSETS - 100.0%		$1,029,269,829
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
SOFR	Secured Overnight Financing Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
BP Currency Futures	66	Short	Sep 2020	$(5,248,369)	$(5,113,763)	$134,606
Euro FX Futures	95	Short	Sep 2020	(13,498,467)	(13,363,531)	134,936
Euro STOXX 50 Index Futures	370	Short	Sep 2020	(13,019,292)	(13,397,845)	(378,553)
FTSE 100 Index Futures	67	Short	Sep 2020	(5,038,964)	(5,103,638)	(64,674)
Japanese Yen Currency Futures	58	Short	Sep 2020	(6,684,490)	(6,721,475)	(36,985)
MSCI Emerging Markets Index Futures	366	Short	Sep 2020	(17,709,522)	(18,038,310)	(328,788)
Nikkei 225 Index Futures	33	Short	Sep 2020	(6,944,385)	(6,809,354)	135,031
Russell 2000 E-Mini Index Futures	73	Short	Sep 2020	(5,042,022)	(5,247,240)	(205,218)
S&P 500 Index E-Mini Futures	801	Short	Sep 2020	(121,267,765)	(123,524,213)	(2,256,448)
S&P Mid 400 Index E-Mini Futures	112	Short	Sep 2020	(19,663,752)	(19,925,920)	(262,168)
						$(3,128,261)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2020 (unaudited)

Assets	Managed Volatility Aggressive Portfolio	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$38,775,354	$180,657,046	$117,782,189	$34,412,825	$15,394,590
Affiliated investments, at value	250,272,172	6,469,905,311	5,532,794,289	1,618,045,853	995,713,017
Total investments, at value	289,047,526	6,650,562,357	5,650,576,478	1,652,458,678	1,011,107,607
Foreign currency, at value	2,201,011	29,999,275	14,221,957	3,183,524	2,036,876
Collateral held at broker for futures contracts	18,000,000	244,522,749	138,000,000	32,000,000	18,000,000
Dividends and interest receivable	41,326	1,548,075	2,022,143	701,994	572,366
Receivable for fund shares sold	—	17,788	—	80,246	—
Receivable for investments sold	205,809	4,927,132	2,329,544	474,119	282,949
Receivable from affiliates	11,759	21,945	18,791	6,669	4,685
Other assets	1,612	12,535	10,694	3,663	2,578
Total assets	309,509,043	6,931,611,856	5,807,179,607	1,688,908,893	1,032,007,061
Liabilities
Payable for futures variation margin	1,577,867	16,452,755	13,617,863	3,280,772	1,863,291
Due to custodian	—	—	163,269	—	—
Payable for investments purchased	217,475	1,943,370	1,941,191	686,143	566,824
Payable for fund shares repurchased	214,377	4,233,608	1,975,133	504,024	248,181
Payable to affiliates
Accounting and legal services fees	7,707	163,624	141,784	41,890	26,794
Trustees' fees	650	15,238	12,040	3,498	2,019
Other liabilities and accrued expenses	20,424	97,608	96,730	38,224	30,123
Total liabilities	2,038,500	22,906,203	17,948,010	4,554,551	2,737,232
Net assets	$307,470,543	$6,908,705,653	$5,789,231,597	$1,684,354,342	$1,029,269,829
Net assets consist of
Paid-in capital	$340,751,267	$6,768,791,954	$5,606,542,572	$1,630,368,624	$1,006,797,377
Total distributable earnings (loss)	(33,280,724)	139,913,699	182,689,025	53,985,718	22,472,452
Net assets	$307,470,543	$6,908,705,653	$5,789,231,597	$1,684,354,342	$1,029,269,829
Unaffiliated investments, including repurchase agreements, at cost	$37,703,652	$182,318,635	$114,849,248	$33,336,569	$15,040,923
Affiliated investments, at cost	$243,821,721	$6,120,663,425	$5,209,336,891	$1,517,793,480	$928,536,889
Foreign currency, at cost	$2,211,294	$30,130,644	$14,280,373	$3,196,533	$2,046,689
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$54,271,931	$520,201,801	$478,941,149	$201,393,484	$154,028,462
Shares outstanding	6,060,107	44,612,279	41,972,743	17,907,596	13,412,498
Net asset value, offering price and redemption price per share	$8.96	$11.66	$11.41	$11.25	$11.48
Series II
Net assets	$55,235,003	$5,684,157,620	$4,182,478,629	$1,353,703,589	$818,032,455
Shares outstanding	6,195,282	489,754,531	369,461,630	121,399,131	71,881,196
Net asset value, offering price and redemption price per share	$8.92	$11.61	$11.32	$11.15	$11.38
Series NAV
Net assets	$197,963,609	$704,346,232	$1,127,811,819	$129,257,269	$57,208,912
Shares outstanding	22,090,513	60,294,030	98,527,742	11,478,045	4,967,514
Net asset value, offering price and redemption price per share	$8.96	$11.68	$11.45	$11.26	$11.52
The accompanying notes are an integral part of the financial statements.
12

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2020 (unaudited)

Investment income	Managed Volatility Aggressive Portfolio	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Income distributions received from affiliated investments	$430,876	$15,518,373	$16,546,583	$5,170,454	$3,883,386
Dividends	20,792	—	198,743	73,793	23,756
Interest	19,855	546,993	406,870	107,634	49,610
Total investment income	471,523	16,065,366	17,152,196	5,351,881	3,956,752
Expenses
Investment management fees	460,532	7,579,799	5,716,648	1,545,492	918,564
Distribution and service fees	89,799	7,783,409	5,624,818	1,812,872	1,088,498
Accounting and legal services fees	25,072	569,294	476,253	138,486	85,163
Trustees' fees	3,438	74,925	60,005	17,232	10,153
Custodian fees	13,347	13,471	13,471	13,471	13,471
Printing and postage	10,171	99,406	83,703	28,866	19,921
Professional fees	28,939	80,389	66,925	29,552	23,319
Other	11,021	155,195	107,247	29,241	16,521
Total expenses	642,319	16,355,888	12,149,070	3,615,212	2,175,610
Less expense reductions	(287,999)	(4,632,427)	(3,462,922)	(953,187)	(575,464)
Net expenses	354,320	11,723,461	8,686,148	2,662,025	1,600,146
Net investment income	117,203	4,341,905	8,466,048	2,689,856	2,356,606
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(799,867)	(510,277)	1,424,302	507,463	207,015
Affiliated investments	(10,760,266)	56,129,651	32,519,973	(2,615,464)	1,421,898
Futures contracts	(28,153,275)	(619,061,517)	(448,082,373)	(114,942,808)	(54,896,573)
	(39,713,408)	(563,442,143)	(414,138,098)	(117,050,809)	(53,267,660)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(4,175,924)	(6,953,143)	(2,338,077)	(811,922)	(213,542)
Affiliated investments	(14,580,871)	(385,590,630)	(98,681,037)	10,923,867	28,780,555
Futures contracts	(3,092,936)	(60,158,112)	(32,123,520)	(7,798,043)	(3,874,629)
	(21,849,731)	(452,701,885)	(133,142,634)	2,313,902	24,692,384
Net realized and unrealized gain (loss)	(61,563,139)	(1,016,144,028)	(547,280,732)	(114,736,907)	(28,575,276)
Decrease in net assets from operations	$(61,445,936)	$(1,011,802,123)	$(538,814,684)	$(112,047,051)	$(26,218,670)
The accompanying notes are an integral part of the financial statements.
13

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Aggressive Portfolio		Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$117,203	$5,426,733	$4,341,905	$142,860,768	$8,466,048	$130,508,873
Net realized gain (loss)	(39,713,408)	3,460,765	(563,442,143)	410,445,700	(414,138,098)	290,901,352
Change in net unrealized appreciation (depreciation)	(21,849,731)	59,251,607	(452,701,885)	946,514,459	(133,142,634)	684,269,056
Increase (decrease) in net assets resulting from operations	(61,445,936)	68,139,105	(1,011,802,123)	1,499,820,927	(538,814,684)	1,105,679,281
Distributions to shareholders
From earnings
Series I	—	(7,398,444)	—	(55,357,423)	—	(34,805,144)
Series II	—	(7,601,668)	—	(625,007,890)	—	(309,386,737)
Series NAV	—	(25,936,239)	—	(70,370,701)	—	(78,418,788)
Total distributions	—	(40,936,351)	—	(750,736,014)	—	(422,610,669)
From portfolio share transactions
Portfolio share transactions	(13,009,659)	16,837,084	(639,575,668)	(413,421,389)	(445,840,151)	(473,584,428)
Total increase (decrease)	(74,455,595)	44,039,838	(1,651,377,791)	335,663,524	(984,654,835)	209,484,184
Net assets
Beginning of period	381,926,138	337,886,300	8,560,083,444	8,224,419,920	6,773,886,432	6,564,402,248
End of period	$307,470,543	$381,926,138	$6,908,705,653	$8,560,083,444	$5,789,231,597	$6,773,886,432
	Managed Volatility Moderate Portfolio		Managed Volatility Conservative Portfolio
Increase (decrease) in net assets	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
From operations
Net investment income	$2,689,856	$39,036,190	$2,356,606	$25,771,735
Net realized gain (loss)	(117,050,809)	74,502,501	(53,267,660)	20,562,796
Change in net unrealized appreciation (depreciation)	2,313,902	182,813,209	24,692,384	93,701,224
Increase (decrease) in net assets resulting from operations	(112,047,051)	296,351,900	(26,218,670)	140,035,755
Distributions to shareholders
From earnings
Series I	—	(13,226,061)	—	(3,869,345)
Series II	—	(86,828,055)	—	(19,273,771)
Series NAV	—	(7,702,872)	—	(1,336,226)
Total distributions	—	(107,756,988)	—	(24,479,342)
From portfolio share transactions
Portfolio share transactions	(126,780,595)	(171,516,416)	(54,863,082)	(119,936,090)
Total increase (decrease)	(238,827,646)	17,078,496	(81,081,752)	(4,379,677)
Net assets
Beginning of period	1,923,181,988	1,906,103,492	1,110,351,581	1,114,731,258
End of period	$1,684,354,342	$1,923,181,988	$1,029,269,829	$1,110,351,581
The accompanying notes are an integral part of the financial statements.
14

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Aggressive Portfolio
Series I
06-30-2020 [5]	10.69	— [6]	(1.73)	(1.73)	—	—	—	8.96	(16.18) [7]	0.38 [8]	0.21 [8]	0.07 [8]	54	7
12-31-2019	9.97	0.16	1.80	1.96	(0.13)	(1.11)	(1.24)	10.69	20.78	0.36	0.18	1.46	68	15
12-31-2018	11.90	0.15	(1.07)	(0.92)	(0.14)	(0.87)	(1.01)	9.97	(8.46)	0.18	0.10	1.26	64	58
12-31-2017	9.85	0.13	2.11	2.24	(0.13)	(0.06)	(0.19)	11.90	22.82	0.16	0.09	1.15	80	15
12-31-2016	9.91	0.14	0.05	0.19	(0.14)	(0.11)	(0.25)	9.85	1.95	0.15	0.10	1.40	76	55
12-31-2015	10.75	0.12	(0.75)	(0.63)	(0.12)	(0.09)	(0.21)	9.91	(5.85)	0.13	0.10	1.09	83	16
Series II
06-30-2020 [5]	10.66	(0.01)	(1.73)	(1.74)	—	—	—	8.92	(16.32) [7]	0.58 [8]	0.41 [8]	(0.13) [8]	55	7
12-31-2019	9.94	0.13	1.81	1.94	(0.11)	(1.11)	(1.22)	10.66	20.63	0.56	0.38	1.26	70	15
12-31-2018	11.86	0.12	(1.05)	(0.93)	(0.12)	(0.87)	(0.99)	9.94	(8.61)	0.38	0.30	1.04	67	58
12-31-2017	9.82	0.10	2.12	2.22	(0.12)	(0.06)	(0.18)	11.86	22.56	0.36	0.29	0.94	88	15
12-31-2016	9.89	0.11	0.05	0.16	(0.12)	(0.11)	(0.23)	9.82	1.66	0.35	0.30	1.17	87	55
12-31-2015	10.73	0.09	(0.74)	(0.65)	(0.10)	(0.09)	(0.19)	9.89	(6.05)	0.33	0.30	0.86	102	16
Series NAV
06-30-2020 [5]	10.70	0.01	(1.75)	(1.74)	—	—	—	8.96	(16.26) [7]	0.33 [8]	0.16 [8]	0.13 [8]	198	7
12-31-2019	9.98	0.17	1.80	1.97	(0.14)	(1.11)	(1.25)	10.70	20.82	0.31	0.13	1.57	243	15
12-31-2018	11.90	0.16	(1.06)	(0.90)	(0.15)	(0.87)	(1.02)	9.98	(8.32)	0.13	0.05	1.37	207	58
12-31-2017	9.85	0.14	2.11	2.25	(0.14)	(0.06)	(0.20)	11.90	22.88	0.11	0.04	1.25	227	15
12-31-2016	9.91	0.14	0.06	0.20	(0.15)	(0.11)	(0.26)	9.85	1.90	0.10	0.05	1.46	194	55
12-31-2015	10.76	0.13	(0.76)	(0.63)	(0.13)	(0.09)	(0.22)	9.91	(5.79)	0.08	0.05	1.21	201	16
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-20. Unaudited. 6. Less than $0.005 per share. 7. Not annualized. 8. Annualized.
Managed Volatility Growth Portfolio
Series I
06-30-2020 [5]	13.28	0.02	(1.64)	(1.62)	—	—	—	11.66	(12.20) [6]	0.28 [7]	0.16 [7]	0.28 [7]	520	4
12-31-2019	12.20	0.24	2.06	2.30	(0.21)	(1.01)	(1.22)	13.28	19.56	0.27	0.13	1.85	627	8
12-31-2018	14.55	0.24	(1.08)	(0.84)	(0.23)	(1.28)	(1.51)	12.20	(6.54)	0.15	0.10	1.67	591	37
12-31-2017	12.99	0.23	2.14	2.37	(0.24)	(0.57)	(0.81)	14.55	18.59	0.13	0.09	1.67	709	9
12-31-2016	13.17	0.22	0.23	0.45	(0.23)	(0.40)	(0.63)	12.99	3.34	0.12	0.10	1.72	676	26
12-31-2015	14.13	0.23	(0.88)	(0.65)	(0.24)	(0.07)	(0.31)	13.17	(4.53)	0.12	0.10	1.66	722	9
Series II
06-30-2020 [5]	13.23	— [8]	(1.62)	(1.62)	—	—	—	11.61	(12.24) [6]	0.48 [7]	0.36 [7]	0.08 [7]	5,684	4
12-31-2019	12.16	0.21	2.06	2.27	(0.19)	(1.01)	(1.20)	13.23	19.32	0.47	0.33	1.64	7,116	8
12-31-2018	14.51	0.21	(1.07)	(0.86)	(0.21)	(1.28)	(1.49)	12.16	(6.70)	0.35	0.30	1.45	6,931	37
12-31-2017	12.95	0.20	2.14	2.34	(0.21)	(0.57)	(0.78)	14.51	18.35	0.33	0.29	1.46	8,532	9
12-31-2016	13.14	0.19	0.22	0.41	(0.20)	(0.40)	(0.60)	12.95	3.15	0.32	0.30	1.49	8,177	26
12-31-2015	14.10	0.20	(0.88)	(0.68)	(0.21)	(0.07)	(0.28)	13.14	(4.81)	0.32	0.30	1.43	9,102	9
Series NAV
06-30-2020 [5]	13.30	0.02	(1.64)	(1.62)	—	—	—	11.68	(12.18) [6]	0.23 [7]	0.11 [7]	0.33 [7]	704	4
12-31-2019	12.21	0.26	2.06	2.32	(0.22)	(1.01)	(1.23)	13.30	19.68	0.22	0.08	1.95	817	8
12-31-2018	14.57	0.25	(1.09)	(0.84)	(0.24)	(1.28)	(1.52)	12.21	(6.55)	0.10	0.05	1.76	703	37
12-31-2017	13.00	0.25	2.14	2.39	(0.25)	(0.57)	(0.82)	14.57	18.71	0.08	0.04	1.77	778	9
12-31-2016	13.19	0.24	0.21	0.45	(0.24)	(0.40)	(0.64)	13.00	3.38	0.07	0.05	1.81	677	26
12-31-2015	14.15	0.25	(0.89)	(0.64)	(0.25)	(0.07)	(0.32)	13.19	(4.55)	0.07	0.05	1.79	673	9
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-20. Unaudited. 6. Not annualized. 7. Annualized. 8. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.
15

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Balanced Portfolio
Series I
06-30-2020 [5]	12.41	0.02	(1.02)	(1.00)	—	—	—	11.41	(8.06) [6]	0.27 [7]	0.15 [7]	0.42 [7]	479	5
12-31-2019	11.23	0.25	1.73	1.98	(0.23)	(0.57)	(0.80)	12.41	17.92	0.26	0.13	2.07	556	8
12-31-2018	12.96	0.25	(0.82)	(0.57)	(0.25)	(0.91)	(1.16)	11.23	(4.89)	0.15	0.10	1.95	531	36
12-31-2017	12.05	0.24	1.44	1.68	(0.25)	(0.52)	(0.77)	12.96	14.13	0.13	0.09	1.91	642	7
12-31-2016	12.24	0.24	0.35	0.59	(0.25)	(0.53)	(0.78)	12.05	4.79	0.12	0.09	1.97	629	17
12-31-2015	13.87	0.27	(0.58)	(0.31)	(0.27)	(1.05)	(1.32)	12.24	(2.25)	0.12	0.09	1.97	671	9
Series II
06-30-2020 [5]	12.33	0.01	(1.02)	(1.01)	—	—	—	11.32	(8.19) [6]	0.47 [7]	0.35 [7]	0.21 [7]	4,182	5
12-31-2019	11.16	0.22	1.72	1.94	(0.20)	(0.57)	(0.77)	12.33	17.73	0.46	0.33	1.86	4,957	8
12-31-2018	12.89	0.22	(0.82)	(0.60)	(0.22)	(0.91)	(1.13)	11.16	(5.04)	0.35	0.30	1.73	4,900	36
12-31-2017	11.99	0.21	1.43	1.64	(0.22)	(0.52)	(0.74)	12.89	13.82	0.33	0.29	1.68	5,985	7
12-31-2016	12.18	0.21	0.35	0.56	(0.22)	(0.53)	(0.75)	11.99	4.61	0.32	0.29	1.75	6,054	17
12-31-2015	13.80	0.24	(0.57)	(0.33)	(0.24)	(1.05)	(1.29)	12.18	(2.39)	0.32	0.29	1.74	6,646	9
Series NAV
06-30-2020 [5]	12.45	0.03	(1.03)	(1.00)	—	—	—	11.45	(8.03) [6]	0.22 [7]	0.10 [7]	0.47 [7]	1,128	5
12-31-2019	11.26	0.26	1.73	1.99	(0.23)	(0.57)	(0.80)	12.45	18.02	0.21	0.08	2.16	1,261	8
12-31-2018	12.99	0.26	(0.83)	(0.57)	(0.25)	(0.91)	(1.16)	11.26	(4.82)	0.10	0.05	2.04	1,133	36
12-31-2017	12.08	0.25	1.44	1.69	(0.26)	(0.52)	(0.78)	12.99	14.15	0.08	0.04	1.99	1,272	7
12-31-2016	12.26	0.25	0.35	0.60	(0.25)	(0.53)	(0.78)	12.08	4.92	0.07	0.04	2.06	1,183	17
12-31-2015	13.89	0.28	(0.58)	(0.30)	(0.28)	(1.05)	(1.33)	12.26	(2.20)	0.07	0.04	2.06	1,192	9
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-20. Unaudited. 6. Not annualized. 7. Annualized.
Managed Volatility Moderate Portfolio
Series I
06-30-2020 [5]	11.94	0.03	(0.72)	(0.69)	—	—	—	11.25	(5.78) [6]	0.26 [7]	0.15 [7]	0.46 [7]	201	4
12-31-2019	10.84	0.26	1.53	1.79	(0.24)	(0.45)	(0.69)	11.94	16.72	0.25	0.13	2.18	234	8
12-31-2018	12.33	0.26	(0.71)	(0.45)	(0.26)	(0.78)	(1.04)	10.84	(3.99)	0.14	0.09	2.12	230	35
12-31-2017	11.65	0.25	1.12	1.37	(0.26)	(0.43)	(0.69)	12.33	11.88	0.13	0.09	2.05	266	9
12-31-2016	11.72	0.25	0.38	0.63	(0.25)	(0.45)	(0.70)	11.65	5.29	0.12	0.09	2.07	259	13
12-31-2015	13.30	0.28	(0.41)	(0.13)	(0.27)	(1.18)	(1.45)	11.72	(0.91)	0.12	0.09	2.14	257	10
Series II
06-30-2020 [5]	11.85	0.01	(0.71)	(0.70)	—	—	—	11.15	(5.91) [6]	0.46 [7]	0.35 [7]	0.26 [7]	1,354	4
12-31-2019	10.77	0.23	1.52	1.75	(0.22)	(0.45)	(0.67)	11.85	16.43	0.45	0.33	1.97	1,552	8
12-31-2018	12.25	0.23	(0.69)	(0.46)	(0.24)	(0.78)	(1.02)	10.77	(4.12)	0.34	0.29	1.89	1,557	35
12-31-2017	11.58	0.22	1.11	1.33	(0.23)	(0.43)	(0.66)	12.25	11.65	0.33	0.29	1.80	1,891	9
12-31-2016	11.65	0.22	0.38	0.60	(0.22)	(0.45)	(0.67)	11.58	5.12	0.32	0.29	1.83	1,966	13
12-31-2015	13.23	0.24	(0.39)	(0.15)	(0.25)	(1.18)	(1.43)	11.65	(1.12)	0.32	0.29	1.88	2,131	10
Series NAV
06-30-2020 [5]	11.96	0.03	(0.73)	(0.70)	—	—	—	11.26	(5.85) [6]	0.21 [7]	0.10 [7]	0.52 [7]	129	4
12-31-2019	10.85	0.27	1.54	1.81	(0.25)	(0.45)	(0.70)	11.96	16.85	0.20	0.08	2.29	137	8
12-31-2018	12.34	0.26	(0.70)	(0.44)	(0.27)	(0.78)	(1.05)	10.85	(3.94)	0.09	0.04	2.15	119	35
12-31-2017	11.65	0.26	1.12	1.38	(0.26)	(0.43)	(0.69)	12.34	12.02	0.08	0.04	2.11	134	9
12-31-2016	11.73	0.26	0.36	0.62	(0.25)	(0.45)	(0.70)	11.65	5.25	0.07	0.04	2.15	116	13
12-31-2015	13.31	0.29	(0.41)	(0.12)	(0.28)	(1.18)	(1.46)	11.73	(0.86)	0.07	0.04	2.20	112	10
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-20. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.
16

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Conservative Portfolio
Series I
06-30-2020 [5]	11.75	0.03	(0.30)	(0.27)	—	—	—	11.48	(2.30) [6]	0.26 [7]	0.15 [7]	0.60 [7]	154	4
12-31-2019	10.61	0.29	1.13	1.42	(0.26)	(0.02)	(0.28)	11.75	13.38	0.25	0.14	2.50	166	8
12-31-2018	11.48	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.61	(2.18)	0.15	0.09	2.43	155	34
12-31-2017	11.12	0.26	0.60	0.86	(0.27)	(0.23)	(0.50)	11.48	7.82	0.13	0.08	2.26	177	8
12-31-2016	11.14	0.27	0.24	0.51	(0.27)	(0.26)	(0.53)	11.12	4.58	0.12	0.09	2.38	188	11
12-31-2015	12.12	0.29	(0.29)	—	(0.28)	(0.70)	(0.98)	11.14	0.05	0.12	0.09	2.42	180	11
Series II
06-30-2020 [5]	11.66	0.02	(0.30)	(0.28)	—	—	—	11.38	(2.40) [6]	0.46 [7]	0.35 [7]	0.40 [7]	818	4
12-31-2019	10.53	0.25	1.14	1.39	(0.24)	(0.02)	(0.26)	11.66	13.18	0.45	0.34	2.23	888	8
12-31-2018	11.40	0.25	(0.52)	(0.27)	(0.25)	(0.35)	(0.60)	10.53	(2.39)	0.35	0.29	2.19	908	34
12-31-2017	11.04	0.23	0.61	0.84	(0.25)	(0.23)	(0.48)	11.40	7.67	0.33	0.28	2.03	1,112	8
12-31-2016	11.07	0.24	0.24	0.48	(0.25)	(0.26)	(0.51)	11.04	4.31	0.32	0.29	2.10	1,236	11
12-31-2015	12.05	0.25	(0.27)	(0.02)	(0.26)	(0.70)	(0.96)	11.07	(0.15)	0.32	0.29	2.13	1,344	11
Series NAV
06-30-2020 [5]	11.78	0.04	(0.30)	(0.26)	—	—	—	11.52	(2.21) [6]	0.21 [7]	0.10 [7]	0.66 [7]	57	4
12-31-2019	10.64	0.29	1.14	1.43	(0.27)	(0.02)	(0.29)	11.78	13.50	0.20	0.09	2.55	56	8
12-31-2018	11.51	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.64	(2.21)	0.10	0.04	2.42	51	34
12-31-2017	11.14	0.32	0.56	0.88	(0.28)	(0.23)	(0.51)	11.51	7.94	0.08	0.03	2.73	64	8
12-31-2016	11.17	0.28	0.23	0.51	(0.28)	(0.26)	(0.54)	11.14	4.53	0.07	0.04	2.42	50	11
12-31-2015	12.14	0.30	(0.28)	0.02	(0.29)	(0.70)	(0.99)	11.17	0.18	0.07	0.04	2.45	48	11
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-20. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.
17

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of portfolios are as follows:
Managed Volatility Aggressive Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
18

Significant accounting policies, continued

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2020, by major security category or type:
	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$250,272,172	$250,272,172	—	—
Unaffiliated investment companies	31,928,509	31,928,509	—	—
Short-term investments	6,846,845	3,616,931	$3,229,914	—
Total investments in securities	$289,047,526	$285,817,612	$3,229,914	—
Derivatives:
Assets
Futures	$500,126	$500,126	—	—
Liabilities
Futures	(3,593,062)	(3,593,062)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,469,905,311	$6,469,905,311	—	—
Unaffiliated investment companies	45,740,902	45,740,902	—	—
U.S. Government and Agency obligations	4,999,365	—	$4,999,365	—
Short-term investments	129,916,779	62,245,983	67,670,796	—
Total investments in securities	$6,650,562,357	$6,577,892,196	$72,670,161	—
Derivatives:
Assets
Futures	$6,463,672	$6,463,672	—	—
Liabilities
Futures	(48,732,248)	(48,732,248)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,532,794,289	$5,532,794,289	—	—
Unaffiliated investment companies	35,804,527	35,804,527	—	—
U.S. Government and Agency obligations	2,999,619	—	$2,999,619	—
Short-term investments	78,978,043	32,617,914	46,360,129	—
Total investments in securities	$5,650,576,478	$5,601,216,730	$49,359,748	—
Derivatives:
Assets
Futures	$2,809,501	$2,809,501	—	—
Liabilities
Futures	(24,194,301)	(24,194,301)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
19

Significant accounting policies, continued

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Moderate Portfolio (continued)
Affiliated investment companies	$1,618,045,853	$1,618,045,853	—	—
Unaffiliated investment companies	13,212,143	13,212,143	—	—
U.S. Government and Agency obligations	1,999,746	—	$1,999,746	—
Short-term investments	19,200,936	7,677,845	11,523,091	—
Total investments in securities	$1,652,458,678	$1,638,935,841	$13,522,837	—
Derivatives:
Assets
Futures	$623,358	$623,358	—	—
Liabilities
Futures	(5,895,444)	(5,895,444)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$995,713,017	$995,713,017	—	—
Unaffiliated investment companies	4,008,961	4,008,961	—	—
Short-term investments	11,385,629	5,904,856	$5,480,773	—
Total investments in securities	$1,011,107,607	$1,005,626,834	$5,480,773	—
Derivatives:
Assets
Futures	$404,573	$404,573	—	—
Liabilities
Futures	(3,532,834)	(3,532,834)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. Effective June 25, 2020, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the portfolios and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2020, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2020 were as follows:
20

Significant accounting policies, continued

Portfolio	Commitment fee
Managed Volatility Aggressive Portfolio	$1,395
Managed Volatility Growth Portfolio	7,559
Managed Volatility Balanced Portfolio	6,244
Managed Volatility Moderate Portfolio	2,574
Managed Volatility Conservative Portfolio	1,966
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2019, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2020, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Aggressive Portfolio	$284,715,659	$14,170,310	$(12,931,379)	$1,238,931
Managed Volatility Growth Portfolio	6,338,401,782	430,931,365	(161,039,366)	269,891,999
Managed Volatility Balanced Portfolio	5,361,612,335	356,529,504	(88,950,161)	267,579,343
Managed Volatility Moderate Portfolio	1,561,593,557	106,371,541	(20,778,506)	85,593,035
Managed Volatility Conservative Portfolio	951,040,046	62,999,011	(6,059,711)	56,939,300
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and derivative transactions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is
21

Derivative instruments, continued

included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2020. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Managed Volatility Aggressive Portfolio	To manage volatility of returns and gain exposure to foreign currency.	Up to $262.2 million
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currency.	$652.0 million to $4.2 billion
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currency.	$394.0 million to $2.3 billion
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currency.	$93.3 million to $524.1 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currency.	$28.5 million to $217.2 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2020 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Aggressive Portfolio	Currency	Receivable/payable for futures variation margin	Futures [1]	$360,151	$(47,689)
	Equity	Receivable/payable for futures variation margin	Futures [1]	139,975	(3,545,373)
				$500,126	$(3,593,062)
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin	Futures [1]	$4,759,456	$(511,900)
	Equity	Receivable/payable for futures variation margin	Futures [1]	1,704,216	(48,220,348)
				$6,463,672	$(48,732,248)
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin	Futures [1]	$2,118,759	$(164,595)
	Equity	Receivable/payable for futures variation margin	Futures [1]	690,742	(24,029,706)
				$2,809,501	$(24,194,301)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin	Futures [1]	$470,940	$(35,783)
	Equity	Receivable/payable for futures variation margin	Futures [1]	152,418	(5,859,661)
				$623,358	$(5,895,444)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin	Futures [1]	$269,542	$(36,985)
	Equity	Receivable/payable for futures variation margin	Futures [1]	135,031	(3,495,849)
				$404,573	$(3,532,834)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in the Portfolios of investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2020:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Aggressive Portfolio	Currency	$(195,148)
	Equity	(27,958,127)
	Total	$(28,153,275)
Managed Volatility Growth Portfolio	Currency	$(5,237,672)
	Equity	(613,823,845)
	Total	$(619,061,517)
Managed Volatility Balanced Portfolio	Currency	$(3,591,909)
	Equity	(444,490,464)
	Total	$(448,082,373)
Managed Volatility Moderate Portfolio	Currency	$(1,059,873)
	Equity	(113,882,935)
	Total	$(114,942,808)
22

Derivative instruments, continued

		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Conservative Portfolio	Currency	$(883,141)
	Equity	(54,013,432)
	Total	$(54,896,573)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Aggressive Portfolio	Currency	$312,462
	Equity	(3,405,398)
	Total	$(3,092,936)
Managed Volatility Growth Portfolio	Currency	$3,642,828
	Equity	(63,800,940)
	Total	$(60,158,112)
Managed Volatility Balanced Portfolio	Currency	$1,611,367
	Equity	(33,734,887)
	Total	$(32,123,520)
Managed Volatility Moderate Portfolio	Currency	$356,417
	Equity	(8,154,460)
	Total	$(7,798,043)
Managed Volatility Conservative Portfolio	Currency	$213,313
	Equity	(4,087,942)
	Total	$(3,874,629)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (MIM US), which is an indirect wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Funds Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Funds Assets and Other Assets of each portfolio.
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated Funds Assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements.The advisor has contractually agreed to reduce its management fee and/or make payment to the portfolios in an amount equal to the amount by which “Other expenses” of the portfolios exceed 0.00% of the average daily net assets of each portfolio. “Other expenses” means all of the expenses of the portfolios, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2021 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
23

Fees and transactions with affiliates, continued

The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2020, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Aggressive Portfolio	$51,121	$52,206	$184,672	$287,999
Managed Volatility Growth Portfolio	344,508	3,830,438	457,481	4,632,427
Managed Volatility Balanced Portfolio	286,349	2,515,349	661,224	3,462,922
Managed Volatility Moderate Portfolio	115,039	767,525	70,623	953,187
Managed Volatility Conservative Portfolio	86,664	458,287	30,513	575,464
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2020, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Volatility Aggressive Portfolio	0.10%
Managed Volatility Growth Portfolio	0.08%
Managed Volatility Balanced Portfolio	0.07%
Managed Volatility Moderate Portfolio	0.07%
Managed Volatility Conservative Portfolio	0.07%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2020, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12B-1 fees.
Distribution and service fees for the six months ended June 30, 2020 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Aggressive Portfolio	$ 14,707	$ 75,092	$ 89,799
Managed Volatility Growth Portfolio	137,620	7,645,789	7,783,409
Managed Volatility Balanced Portfolio	125,237	5,499,581	5,624,818
Managed Volatility Moderate Portfolio	52,763	1,760,109	1,812,872
Managed Volatility Conservative Portfolio	39,665	1,048,833	1,088,498
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Managed Volatility Balanced Portfolio	Borrower	$ 12,498,357	4	0.925%	$(1,285)
Managed Volatility Growth Portfolio	Borrower	22,198,064	6	0.908%	(3,361)
24

6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2020 and for the year ended December 31, 2019 were as follows:
Managed Volatility Aggressive Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	105,336	$994,912	179,382	$1,922,200
Distributions reinvested	—	—	745,693	7,398,444
Repurchased	(428,403)	(4,041,783)	(937,016)	(9,983,502)
Net decrease	(323,067)	$(3,046,871)	(11,941)	$(662,858)
Series II shares
Sold	124,162	$1,102,206	1,795	$19,407
Distributions reinvested	—	—	770,479	7,601,668
Repurchased	(540,852)	(5,139,201)	(901,978)	(9,541,424)
Net decrease	(416,690)	$(4,036,995)	(129,704)	$(1,920,349)
Series NAV shares
Sold	365,279	$3,390,271	832,744	$8,908,095
Distributions reinvested	—	—	2,610,639	25,936,239
Repurchased	(1,008,914)	(9,316,064)	(1,467,632)	(15,424,043)
Net increase (decrease)	(643,635)	$(5,925,793)	1,975,751	$19,420,291
Total net increase (decrease)	(1,383,392)	$(13,009,659)	1,834,106	$16,837,084
Managed Volatility Growth Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	429,053	$5,235,920	355,741	$4,577,939
Distributions reinvested	—	—	4,388,250	55,357,423
Repurchased	(3,038,374)	(37,101,711)	(5,973,134)	(78,175,839)
Net decrease	(2,609,321)	$(31,865,791)	(1,229,143)	$(18,240,477)
Series II shares
Sold	280,592	$3,250,936	3	$31
Distributions reinvested	—	—	49,834,220	625,007,890
Repurchased	(48,518,170)	(596,296,045)	(81,903,586)	(1,069,350,893)
Net decrease	(48,237,578)	$(593,045,109)	(32,069,363)	$(444,342,972)
Series NAV shares
Sold	649,701	$7,711,334	1,697,355	$22,392,675
Distributions reinvested	—	—	5,566,169	70,370,701
Repurchased	(1,825,657)	(22,376,102)	(3,325,239)	(43,601,316)
Net increase (decrease)	(1,175,956)	$(14,664,768)	3,938,285	$49,162,060
Total net decrease	(52,022,855)	$(639,575,668)	(29,360,221)	$(413,421,389)
Managed Volatility Balanced Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	147,455	$1,674,905	442,303	$5,384,338
Distributions reinvested	—	—	2,886,323	34,805,144
Repurchased	(2,955,579)	(34,209,562)	(5,859,854)	(71,131,327)
Net decrease	(2,808,124)	$(32,534,657)	(2,531,228)	$(30,941,845)
Series II shares
Sold	—	—	130,206	$1,610,639
Distributions reinvested	—	—	25,881,647	309,386,737
Repurchased	(32,579,769)	(380,920,840)	(63,204,586)	(761,481,276)
Net decrease	(32,579,769)	$(380,920,840)	(37,192,733)	$(450,483,900)
Series NAV shares
Sold	230,772	$2,788,799	4,895,499	$60,746,977
Distributions reinvested	—	—	6,480,726	78,418,788
Repurchased	(2,998,352)	(35,173,453)	(10,689,614)	(131,324,448)
Net increase (decrease)	(2,767,580)	$(32,384,654)	686,611	$7,841,317
Total net decrease	(38,155,473)	$(445,840,151)	(39,037,350)	$(473,584,428)
Managed Volatility Moderate Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	276,652	$3,235,177	1,274,823	$15,006,700
Distributions reinvested	—	—	1,127,637	13,226,061
Repurchased	(2,001,438)	(22,660,714)	(3,941,238)	(45,972,225)
Net decrease	(1,724,786)	$(19,425,537)	(1,538,778)	$(17,739,464)
25

Portfolio share transactions, continued

Managed Volatility Moderate Portfolio , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series II shares
Sold	136,106	$1,441,362	299,549	$3,479,123
Distributions reinvested	—	—	7,470,878	86,828,055
Repurchased	(9,639,895)	(109,051,744)	(21,471,505)	(249,403,929)
Net decrease	(9,503,789)	$(107,610,382)	(13,701,078)	$(159,096,751)
Series NAV shares
Sold	331,460	$3,728,924	493,097	$5,762,747
Distributions reinvested	—	—	655,444	7,702,872
Repurchased	(306,564)	(3,473,600)	(697,094)	(8,145,820)
Net increase	24,896	$255,324	451,447	$5,319,799
Total net decrease	(11,203,679)	$(126,780,595)	(14,788,409)	$(171,516,416)
Managed Volatility Conservative Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Series I shares
Sold	772,294	$8,906,140	2,208,334	$25,519,140
Distributions reinvested	—	—	328,500	3,869,345
Repurchased	(1,447,209)	(16,440,035)	(3,046,815)	(35,031,424)
Net decrease	(674,915)	$(7,533,895)	(509,981)	$(5,642,939)
Series II shares
Sold	1,509,976	$17,144,500	1,128,142	$12,767,469
Distributions reinvested	—	—	1,650,364	19,273,771
Repurchased	(5,845,293)	(66,586,674)	(12,861,115)	(145,936,560)
Net decrease	(4,335,317)	$(49,442,174)	(10,082,609)	$(113,895,320)
Series NAV shares
Sold	381,924	$4,427,491	426,958	$4,910,871
Distributions reinvested	—	—	113,154	1,336,226
Repurchased	(199,036)	(2,314,504)	(586,484)	(6,644,928)
Net increase (decrease)	182,888	$2,112,987	(46,372)	$(397,831)
Total net decrease	(4,827,344)	$(54,863,082)	(10,638,962)	$(119,936,090)
Affiliates of the Trust owned 100% of shares of the portfolios on June 30, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2020:

Portfolio	Purchases	Sales
Managed Volatility Aggressive Portfolio	$21,215,774	$88,371,024
Managed Volatility Growth Portfolio	316,868,986	1,904,208,245
Managed Volatility Balanced Portfolio	273,370,018	1,308,517,150
Managed Volatility Moderate Portfolio	71,109,048	343,448,030
Managed Volatility Conservative Portfolio	46,398,841	175,132,752
8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2020, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Strategic Equity Allocation Portfolio	24.4%
	Equity Income Trust	24.0%
	Mid Value Trust	22.9%
	Emerging Markets Equity Fund	17.8%
	Select Bond Trust	16.8%
	Core Bond Trust	16.5%
	Mid Cap Stock Trust	15.6%
	Blue Chip Growth Trust	15.6%
	Small Cap Value Trust	14.5%
26

Investment in affiliated underlying funds, continued

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	Small Cap Growth Fund	9.1%
	Fundamental Large Cap Core Fund	8.8%
Managed Volatility Balanced Portfolio
	Select Bond Trust	24.7%
	Core Bond Trust	24.4%
	Equity Income Trust	17.0%
	Strategic Equity Allocation Portfolio	14.8%
	Mid Value Trust	11.3%
	Blue Chip Growth Trust	11.1%
	Emerging Markets Equity Fund	9.2%
	Small Cap Value Trust	8.7%
	Mid Cap Stock Trust	7.7%
	Fundamental Large Cap Core Fund	5.6%
	Small Cap Growth Fund	5.5%
Managed Volatility Moderate Portfolio
	Select Bond Trust	8.8%
	Core Bond Trust	8.7%
Managed Volatility Conservative Portfolio
	Select Bond Trust	7.2%
	Core Bond Trust	7.2%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Aggressive Portfolio
Blue Chip Growth	756,067	$37,946,014	$649,320	$(11,954,292)	$838,450	$1,432,524	—	—	$28,912,016
Emerging Markets Equity	1,858,014	27,874,276	778,529	(6,387,746)	(575,880)	(433,495)	—	—	21,255,684
Equity Income	2,248,130	37,966,453	3,278,685	(6,183,072)	(4,131,655)	(3,143,527)	—	—	27,786,884
Fundamental Large Cap Core	562,628	38,647,447	1,647,545	(9,667,234)	(2,090,343)	196,019	—	—	28,733,434
Mid Cap Stock	501,389	14,394,408	867,302	(5,992,274)	(2,560)	1,688,480	—	—	10,955,356
Mid Value	1,267,032	14,404,232	1,450,643	(3,290,420)	(1,843,985)	(115,411)	—	—	10,605,059
Multifactor Developed International ETF	416,142	14,675,324	887,610	(2,814,154)	(485,754)	(1,464,141)	$99,408	—	10,798,885
Multifactor Emerging Markets ETF	388,217	11,954,155	1,004,421	(2,293,779)	(319,323)	(1,525,184)	69,343	—	8,820,290
Multifactor Large Cap ETF	422,980	22,097,218	845,825	(4,916,465)	242,164	(2,043,229)	152,204	—	16,225,513
Multifactor Mid Cap ETF	221,207	10,603,588	1,171,190	(2,879,552)	(111,891)	(1,014,545)	49,121	—	7,768,790
Multifactor Small Cap ETF	483,899	15,582,789	2,616,074	(4,526,421)	(1,111,918)	(1,169,542)	60,800	—	11,390,982
Small Cap Growth	213,991	5,070,866	320,075	(1,706,852)	(572,110)	754,838	—	—	3,866,817
Small Cap Value	292,334	5,070,866	1,771,686	(1,729,253)	(1,121,014)	(262,099)	—	—	3,730,186
Strategic Equity Allocation	3,144,036	80,085,844	2,357,144	(16,064,706)	525,553	(7,481,559)	—	—	59,422,276
					$(10,760,266)	$(14,580,871)	$430,876	—	$250,272,172
Managed Volatility Growth Portfolio
27

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth	8,464,196	$414,427,942	$8,059,748	$(128,500,329)	$16,783,041	$12,900,450	—	—	$323,670,852
Bond	28,858,244	609,737,585	18,024,028	(158,581,466)	5,575,932	4,290,771	$8,893,314	—	479,046,850
Core Bond	11,594,914	212,118,572	3,981,771	(61,613,609)	(1,972,513)	12,249,507	—	—	164,763,728
Emerging Markets Equity	28,619,904	420,014,909	4,147,471	(84,563,473)	(2,603,917)	(9,583,294)	—	—	327,411,696
Equity Income	25,315,052	415,706,474	33,949,447	(60,162,740)	(24,132,201)	(52,466,938)	—	—	312,894,042
Fundamental Large Cap Core	8,112,499	538,134,696	27,251,249	(132,913,710)	(19,485,404)	1,318,509	—	—	414,305,340
Mid Cap Stock	5,641,135	157,444,151	10,990,926	(66,973,792)	2,907,123	18,890,400	—	—	123,258,808
Mid Value	14,314,500	158,196,399	13,655,304	(32,489,049)	(17,990,453)	(1,559,832)	—	—	119,812,369
Multifactor Developed International ETF	7,810,667	262,871,976	7,620,167	(34,252,885)	(3,001,744)	(30,550,705)	1,865,812	—	202,686,809
Multifactor Emerging Markets ETF	6,054,702	178,515,441	5,963,865	(20,116,680)	(1,902,099)	(24,897,698)	1,086,513	—	137,562,829
Multifactor Large Cap ETF	5,530,088	278,526,261	9,172,614	(55,552,790)	13,321,888	(33,333,797)	1,996,196	—	212,134,176
Multifactor Mid Cap ETF	4,208,838	194,821,431	21,016,147	(49,672,076)	4,831,617	(23,182,728)	938,419	—	147,814,391
Multifactor Small Cap ETF	5,853,954	181,185,595	30,685,966	(49,530,175)	(9,631,423)	(14,907,886)	738,119	—	137,802,077
Select Bond	83,768,055	1,562,212,801	26,846,057	(433,262,962)	4,411,159	63,644,225	—	—	1,223,851,280
Small Cap Growth	2,901,264	64,919,229	2,972,053	(18,550,327)	(5,777,914)	8,862,805	—	—	52,425,846
Small Cap Value	4,019,470	67,289,588	20,102,394	(18,212,796)	(11,586,097)	(6,304,647)	—	—	51,288,442
Strategic Equity Allocation	107,892,898	2,660,599,437	71,489,727	(488,336,272)	106,382,656	(310,959,772)	—	—	2,039,175,776
					$56,129,651	$(385,590,630)	$15,518,373	—	$6,469,905,311
Managed Volatility Balanced Portfolio
Blue Chip Growth	5,991,723	$273,335,639	$11,596,175	$(79,219,644)	$9,528,273	$13,883,042	—	—	$229,123,485
Bond	42,598,610	838,413,777	12,820,206	(160,773,657)	5,950,171	10,726,422	$12,820,207	—	707,136,919
Core Bond	17,143,333	291,118,496	—	(62,869,421)	(1,984,555)	17,342,240	—	—	243,606,760
Emerging Markets Equity	14,861,745	203,286,380	8,141,192	(38,382,566)	(933,064)	(2,093,578)	—	—	170,018,364
Equity Income	17,921,715	274,551,879	33,648,082	(37,214,345)	(9,348,911)	(40,124,303)	—	—	221,512,402
Fundamental Large Cap Core	5,193,384	319,202,424	27,152,465	(73,977,921)	(9,911,370)	2,760,503	—	—	265,226,101
Mid Cap Stock	2,763,437	71,872,719	5,487,329	(28,004,257)	1,032,158	9,993,150	—	—	60,381,099
Mid Value	7,083,827	72,289,978	9,165,977	(13,652,105)	(5,024,629)	(3,487,589)	—	—	59,291,632
Multifactor Developed International ETF	3,840,082	119,482,650	7,323,015	(12,714,979)	(723,342)	(13,717,216)	917,319	—	99,650,128
Multifactor Emerging Markets ETF	3,157,615	86,878,572	6,579,671	(9,314,532)	(575,069)	(11,827,629)	568,202	—	71,741,013
Multifactor Large Cap ETF	3,546,829	165,193,272	11,362,334	(29,970,812)	7,443,127	(17,971,561)	1,280,299	—	136,056,360
Multifactor Mid Cap ETF	2,599,951	111,296,793	15,529,999	(25,686,268)	4,281,700	(14,111,945)	579,919	—	91,310,279
Multifactor Small Cap ETF	2,991,021	86,268,985	18,262,214	(22,876,112)	(4,296,488)	(6,949,965)	380,637	—	70,408,634
Select Bond	123,520,188	2,136,770,019	—	(434,642,746)	2,534,887	99,967,791	—	—	1,804,629,951
28

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	1,764,381	$38,019,173	$3,079,175	$(11,554,644)	$(3,235,731)	$5,574,386	—	—	$31,882,359
Small Cap Value	2,404,558	38,177,292	11,524,881	(8,632,155)	(4,951,320)	(5,436,535)	—	—	30,682,163
Strategic Equity Allocation	65,615,695	1,498,762,188	89,463,573	(247,615,007)	42,734,136	(143,208,250)	—	—	1,240,136,640
					$32,519,973	$(98,681,037)	$16,546,583	—	$5,532,794,289
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,555,927	$69,243,569	$3,544,979	$(19,652,262)	$1,692,687	$4,669,666	—	—	$59,498,639
Bond	15,051,131	288,323,130	4,477,509	(49,196,189)	1,984,352	4,259,976	$4,477,509	—	249,848,778
Core Bond	6,081,555	100,017,684	220,064	(19,266,687)	(510,088)	5,957,921	—	—	86,418,894
Emerging Markets Equity	2,784,633	37,178,650	2,102,237	(7,055,816)	18,093	(386,966)	—	—	31,856,198
Equity Income	4,678,554	69,451,100	9,493,237	(8,846,299)	(4,997,021)	(7,274,089)	—	—	57,826,928
Fundamental Large Cap Core	1,272,058	76,140,670	7,374,211	(17,421,757)	(2,101,901)	972,778	—	—	64,964,001
Mid Cap Stock	746,269	18,948,306	1,342,946	(7,035,191)	418,118	2,631,802	—	—	16,305,981
Mid Value	1,928,993	19,030,342	2,746,169	(3,496,012)	(1,887,807)	(247,017)	—	—	16,145,675
Multifactor Developed International ETF	583,916	17,717,938	1,359,765	(1,839,767)	(73,278)	(2,012,038)	139,653	—	15,152,620
Multifactor Emerging Markets ETF	596,396	15,984,110	1,569,148	(1,731,600)	(87,231)	(2,184,310)	107,008	—	13,550,117
Multifactor Large Cap ETF	872,867	39,451,332	3,201,675	(6,760,097)	315,780	(2,725,512)	315,079	—	33,483,178
Multifactor Mid Cap ETF	346,782	14,405,789	2,204,482	(3,244,644)	(118,825)	(1,067,818)	77,350	—	12,178,984
Multifactor Small Cap ETF	423,191	11,818,604	2,665,611	(3,070,005)	(576,682)	(875,612)	53,855	—	9,961,916
Select Bond	43,717,660	735,358,416	—	(133,198,040)	834,378	35,720,258	—	—	638,715,012
Small Cap Growth	421,903	8,875,311	781,480	(2,626,656)	(700,587)	1,294,242	—	—	7,623,790
Small Cap Value	569,249	8,897,554	2,952,415	(2,219,109)	(1,174,660)	(1,192,587)	—	—	7,263,613
Strategic Equity Allocation	15,727,594	348,104,722	24,183,680	(52,769,254)	4,349,208	(26,616,827)	—	—	297,251,529
					$(2,615,464)	$10,923,867	$5,170,454	—	$1,618,045,853
Managed Volatility Conservative Portfolio
Blue Chip Growth	536,509	$22,557,952	$2,566,696	$(7,018,492)	$(217,282)	$2,627,224	—	—	$20,516,098
Bond	12,424,371	225,133,616	3,775,711	(28,242,459)	1,306,203	4,271,480	$3,633,556	—	206,244,551
Core Bond	5,032,687	78,045,847	274,771	(11,328,295)	(304,196)	4,826,353	—	—	71,514,480
Emerging Markets Equity	859,177	10,723,887	1,825,807	(2,717,976)	58,562	(61,293)	—	—	9,828,987
Equity Income	1,589,407	22,602,382	5,823,364	(4,810,983)	(1,180,924)	(2,788,771)	—	—	19,645,068
Fundamental Large Cap Core	391,037	22,239,215	4,815,847	(6,958,079)	(950,011)	823,311	—	—	19,970,283
Multifactor Developed International ETF	17,116	500,625	88,068	(87,380)	(3,298)	(53,855)	4,089	—	444,160
Multifactor Emerging Markets ETF	175,675	4,478,896	1,028,379	(884,343)	(29,227)	(602,369)	31,379	—	3,991,336
29

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Large Cap ETF	264,096	$11,514,931	$1,996,305	$(2,775,915)	$101,627	$(706,225)	$95,331	—	$10,130,723
Multifactor Mid Cap ETF	351,043	14,017,009	4,113,155	(4,775,385)	(164,974)	(861,175)	78,300	—	12,328,630
Multifactor Small Cap ETF	320,065	8,533,062	3,580,490	(3,561,193)	(638,505)	(379,524)	40,731	—	7,534,330
Select Bond	35,977,645	573,521,345	546,282	(79,047,982)	903,846	29,709,903	—	—	525,633,394
Strategic Equity Allocation	4,652,433	99,440,287	15,358,054	(21,382,937)	2,540,077	(8,024,504)	—	—	87,930,977
					$1,421,898	$28,780,555	$3,883,386	—	$995,713,017
9.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
30

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic1 meeting held on May 26-27, 2020. The Board also receives information relating to the proposed continuation of the agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services.  Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

1  On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

31

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees

(a)  the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;

(b)  the background, qualifications and skills of the Advisor’s personnel;

(c)  the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(d)  the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

(e)  the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

(f)  the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and

(g)  the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance.  In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)  reviewed information prepared by management regarding the Funds’ performance;

(b)  considered the comparative performance of each Fund’s respective benchmark;

(c)  considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)  took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of certain Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.

Fees and Expenses.  The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fees retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and concluded that the advisory fee to be paid to the Advisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Profitability/Fall Out Benefits.  In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)  reviewed financial information of the Advisor;

(b)  reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;

(c)  received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;

(d)  received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)  considered fall out benefits to the Adviser, including (but not limited to), benefits to affiliates, such as: (i) that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board; and (ii) that the investment strategies employed by the JHVIT Managed Volatility Portfolios, which are intended to reduce portfolio volatility and the magnitude of portfolio losses, may benefit the John Hancock insurance companies by reducing the likelihood or extent to which an insurer would have to make payments out

32

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees of its own resources to cover the guarantees under the variable annuity and/or insurance contracts;

(f)  considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;

(g)  noted that the Funds’ Subadvisor is an affiliate of the Advisor;

(h)  noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)  noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

(j)  noted that the subadvisory fees for the Funds are paid by the Advisor;

(k)  with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

(l)  considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(m)  considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates, from their relationship with each Fund was reasonable and not excessive.

Economies of Scale.  In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)  with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.

(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)

(b)  reviewed the Funds’ advisory fee structure and concluded that: (i) the Funds’ fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if the Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and

(c)  the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);

(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile; and

(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data.

Nature, Extent and Quality of Services.  With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation.  In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees.  The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the indepen-

33

John Hancock Variable Insurance Trust

Evaluation of advisory and subadvisory agreements by the board of trustees dent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance.  As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the performance of certain Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile, with certain exceptions noted in Appendix A(with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);

(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

(4)	The subadvisory fees are paid by the Advisor and not the Funds and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if the Funds grow.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

34

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Managed Volatility Aggressive Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Managed Volatility Balanced Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Managed Volatility Conservative Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the five- and ten-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group median for the one-, three-, five- and ten-year periods.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

35

John Hancock Variable Insurance Trust

Appendix A

Portfolio (Subadviser)	Performance as of 12/31/2019	Fees and Expenses	Comments

Managed Volatility Growth Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the five- and ten-year periods relative to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.

The Board noted the Trust’s favorable performance relative to the peer group median for the one- and three-year periods.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

Managed Volatility Moderate Portfolio (Manulife Investment Management (US) LLC)
Benchmark Index — The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category — The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Trust are lower than the peer group median.

Net total expenses for this Trust are lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index.

The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.

The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.

36

John Hancock Variable Insurance Trust

Statement regarding liquidity risk management

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, Managed Volatility Moderate Portfolio, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds’ subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund’s Redemption-In-Kind Procedures;

•	Highly Liquid Investment Minimum (HLIM) determination;

•	Compliance with the 15% limit on illiquid investments;

•	Reasonably Anticipated Trade Size (RATS) determination;

•	Security-level liquidity classifications; and

•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund’s HLIM. This process incorporates the Fund’s investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines “illiquid investment” to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund’s RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund’s RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value

37

John Hancock Variable Insurance Trust

Statement regarding liquidity risk management

impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund’s liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

38

John Hancock Variable Insurance Trust

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE All of each fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

39

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2020

Investing in global
companies for
the long term

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table on the following pages are American Funds Insurance Series’ semi-annual results for the period ended June 30, 2020. Also shown are the results of each fund’s applicable benchmark.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/products/american-funds-insurance-series.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

31	Global Small Capitalization Fund

34	Growth Fund

37	International Fund

40	New World Fund®

44	Blue Chip Income and Growth Fund

47	Global Growth and Income Fund

50	Growth-Income Fund

53	International Growth and Income Fund

56	Capital Income Builder®

62	Asset Allocation Fund

68	Global Balanced Fund

74	Bond Fund

79	Capital World Bond Fund®

84	High-Income Bond Fund

88	American Funds Mortgage Fund®

91	Ultra-Short Bond Fund

93	U.S. Government/AAA-Rated Securities Fund

97	Managed Risk Growth Fund

99	Managed Risk International Fund

101	Managed Risk Blue Chip Income and Growth Fund

103	Managed Risk Growth-Income Fund

105	Managed Risk Asset Allocation Fund

106	Financial statements

American Funds Insurance Series     1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	4.22%	16.41%	11.17%	13.07%	10.18%
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	6.03
Global Small Capitalization Fund	4/30/98	–3.18	6.10	5.16	9.20	9.31
MSCI All Country World Small Cap Index[1]		–12.85	–5.54	3.67	8.61	6.97
Growth Fund	2/8/84	12.10	25.84	15.96	16.22	13.09
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	11.18
International Fund	5/1/90	–11.20	–4.81	3.50	6.53	7.64
MSCI All Country World Index (ACWI) ex USA[1]		–11.00	–4.80	2.26	4.97	5.32
New World Fund	6/17/99	–4.06	4.19	6.44	6.42	8.07
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	4.70
Blue Chip Income and Growth Fund	7/5/01	–8.27	0.42	6.79	11.40	6.04
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	7.16
Global Growth and Income Fund	5/1/06	–11.08	–2.21	6.59	9.85	6.40
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	5.26
Growth-Income Fund	2/8/84	–3.62	4.93	10.19	13.45	11.18
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	11.18
International Growth and Income Fund	11/18/08	–15.08	–8.98	1.61	5.51	7.38
MSCI All Country World Index (ACWI) ex USA[1]		–11.00	–4.80	2.26	4.97	7.17
Capital Income Builder	5/1/14	–6.23	0.67	3.57	—	3.08
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	—	5.98
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	—	3.95
70%/30% MSCI ACWI/Bloomberg Barclays U.S.
Aggregate Index[4]		–2.28	4.56	6.05	—	5.58
Asset Allocation Fund	8/1/89	–1.47	6.82	8.05	10.60	8.44
60%/40% S&P 500 Index/Bloomberg Barclays
U.S. Aggregate Index[5]		0.98	8.58	8.41	10.08	8.49
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	9.69
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	3.82	6.02
Global Balanced Fund	5/2/11	–2.85	3.84	6.43	—	5.79
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	—	6.45
Bloomberg Barclays Global Aggregate Index[3]		2.98	4.22	3.56	—	1.93
60%/40% MSCI ACWI/Bloomberg Barclays
Global Aggregate Index[6]		–2.28	3.42	5.54	—	4.84
Bond Fund	1/2/96	6.61	9.49	4.67	4.05	4.90
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	3.82	5.21
Capital World Bond Fund	10/4/06	2.14	3.56	3.49	3.13	4.08
Bloomberg Barclays Global Aggregate Index[3]		2.98	4.22	3.56	2.81	3.68
High-Income Bond Fund	2/8/84	–4.74	–2.11	3.94	5.59	8.40
Bloomberg Barclays U.S. Corporate High Yield 2%
Issuer Capped Index[3]		–3.83	0.00	4.79	6.67	N/A
American Funds Mortgage Fund	5/2/11	5.81	6.97	3.38	—	3.17
Bloomberg Barclays U.S. Mortgage-Backed
Securities Index[3]		3.50	5.67	3.23	—	3.06
Ultra-Short Bond Fund	2/8/84	0.43	1.24	0.91	0.34	3.36
Bloomberg Barclays Short-Term
Government/Corporate Index[3]		1.16	2.32	1.54	0.93	N/A
U.S. Govt./AAA-Rated Securities Fund	12/2/85	8.80	9.84	3.92	3.29	5.88
Bloomberg Barclays U.S. Government/
Mortgage-Backed Securities Index[3]		6.59	8.50	3.73	3.23	6.31

2     American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	8.57%	18.75%	11.03%	10.49%
S&P 500 Managed Risk Index —
Moderate Aggressive[7]		–2.99	4.70	7.10	8.63
Managed Risk International Fund	5/1/13	–12.33	–7.10	1.43	1.78
S&P EPAC Ex. Korea LargeMidCap Managed
Risk Index — Moderate Aggressive[7]		–10.23	–4.59	1.02	1.93
Managed Risk Blue Chip Income and
Growth Fund	5/1/13	–8.30	–1.84	4.01	5.30
S&P 500 Managed Risk Index — Moderate [7]		–2.02	5.19	6.84	8.04
Managed Risk Growth-Income Fund	5/1/13	0.66	7.68	7.83	8.42
S&P 500 Managed Risk Index — Moderate[7]		–2.02	5.19	6.84	8.04
Managed Risk Asset Allocation Fund	9/28/12	–3.71	3.71	5.87	6.95
S&P 500 Managed Risk Index —
Moderate Conservative[7]		–1.12	5.66	6.64	7.90

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.
[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies.
[4]

Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[5]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[6]	Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[7]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series     3

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund (formerly Global Bond Fund) and American Funds Mortgage Fund (formerly Mortgage Fund). This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2021, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4     American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1997)	ratio
	Class 1	4.22%	16.41%	11.17%	13.07%	10.18%	.57%
	Class 1A	4.13	16.14	10.91	12.80	9.91	.82
	Class 2	4.10	16.14	10.90	12.80	9.91	.82
	Class 4	3.99	15.85	10.62	12.56	9.65	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series     5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since April 30, 1998)	ratio
	Class 1	–3.18%	6.10%	5.16%	9.20%	9.31%	.76%
	Class 1A	–3.30	5.83	4.92	8.94	9.04	1.01
	Class 2	–3.28	5.86	4.91	8.93	9.04	1.01
	Class 4	–3.46	5.54	4.63	8.66	8.77	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

6     American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	12.10%	25.84%	15.96%	16.22%	13.09%	.36%
	Class 1A	11.95	25.51	15.69	15.94	12.81	.61
	Class 2	11.97	25.51	15.67	15.93	12.81	.61
	Class 3	12.01	25.61	15.76	16.01	12.89	.54
	Class 4	11.81	25.19	15.38	15.66	12.53	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series       7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio
	Class 1	–11.20%	–4.81%	3.50%	6.53%	7.64%	.55%
	Class 1A	–11.32	–5.03	3.25	6.27	7.38	.80
	Class 2	–11.33	–5.07	3.24	6.26	7.38	.80
	Class 3	–11.30	–4.98	3.32	6.34	7.45	.73
	Class 4	–11.46	–5.29	2.99	6.02	7.11	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

8     American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since June 17, 1999)	expense ratio	expense ratio
	Class 1	–4.06%	4.19%	6.44%	6.42%	8.07%	.77%	.59%
	Class 1A	–4.18	3.87	6.17	6.16	7.80	1.02	.84
	Class 2	–4.18	3.93	6.18	6.16	7.80	1.02	.84
	Class 4	–4.31	3.61	5.90	5.90	7.53	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series     9

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since July 5, 2001)	ratio
	Class 1	–8.27%	0.42%	6.79%	11.40%	6.04%	.43%
	Class 1A	–8.40	0.25	6.54	11.13	5.78	.68
	Class 2	–8.41	0.26	6.55	11.12	5.77	.68
	Class 4	–8.49	–0.06	6.27	10.91	5.54	.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

10     American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 2006)	ratio
	Class 1	–11.08%	–2.21%	6.59%	9.85%	6.40%	.66%
	Class 1A	–11.20	–2.47	6.36	9.59	6.14	.91
	Class 2	–11.20	–2.46	6.31	9.57	6.13	.91
	Class 4	–11.29	–2.75	6.04	9.32	5.88	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series     11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	–3.62%	4.93%	10.19%	13.45%	11.18%	.30%
	Class 1A	–3.73	4.69	9.93	13.18	10.91	.55
	Class 2	–3.73	4.67	9.91	13.17	10.91	.55
	Class 3	–3.70	4.75	9.99	13.25	10.98	.48
	Class 4	–3.86	4.40	9.64	12.90	10.63	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

12     American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since November 18, 2008)	ratio
	Class 1	–15.08%	–8.98%	1.61%	5.51%	7.38%	.67%
	Class 1A	–15.19	–9.26	1.37	5.26	7.12	.92
	Class 2	–15.17	–9.25	1.35	5.25	7.11	.92
	Class 4	–15.29	–9.48	1.09	5.02	6.88	1.17

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series     13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2014)	expense ratio	expense ratio
	Class 1	–6.23%	0.67%	3.57%	3.08%	.54%	.28%
	Class 1A	–6.36	0.41	3.32	2.82	.79	.53
	Class 2	–6.36	0.31	3.34	2.91	.79	.53
	Class 4	–6.49	0.15	3.05	2.56	1.04	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

14     American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since August 1,1989)	ratio
	Class 1	–1.47%	6.82%	8.05%	10.60%	8.44%	.31%
	Class 1A	–1.55	6.57	7.79	10.33	8.17	.56
	Class 2	–1.57	6.54	7.78	10.33	8.17	.56
	Class 3	–1.54	6.62	7.86	10.41	8.24	.49
	Class 4	–1.70	6.26	7.51	10.09	7.91	.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series     15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Expense
		6 months	1 year	5 years	(since May 2, 2011)	ratio
	Class 1	–2.85%	3.84%	6.43%	5.79%	.73%
	Class 1A	–3.00	3.51	6.20	5.54	.98
	Class 2	–2.93	3.59	6.18	5.53	.98
	Class 4	–3.11	3.25	5.93	5.39	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

16     American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since January 2, 1996)	ratio
	Class 1	6.61%	9.49%	4.67%	4.05%	4.90%	.40%
	Class 1A	6.51	9.26	4.42	3.80	4.64	.65
	Class 2	6.56	9.25	4.40	3.79	4.64	.65
	Class 4	6.36	8.89	4.13	3.54	4.38	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series     17

Capital World Bond Fund® (formerly Global Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since October 4, 2006)	expense ratio	expense ratio
	Class 1	2.14%	3.56%	3.49%	3.13%	4.08%	.59%	.49%
	Class 1A	2.03	3.26	3.27	2.89	3.83	.84	.74
	Class 2	2.03	3.32	3.23	2.87	3.82	.84	.74
	Class 4	1.93	3.06	2.99	2.66	3.60	1.09	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

18     American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	–4.74%	–2.11%	3.94%	5.59%	8.40%	.51%
	Class 1A	–4.86	–2.32	3.71	5.34	8.13	.76
	Class 2	–4.85	–2.38	3.69	5.33	8.13	.76
	Class 3	–4.83	–2.26	3.77	5.40	8.20	.69
	Class 4	–4.89	–2.52	3.43	5.12	7.87	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

American Funds Insurance Series     19

American Funds Mortgage Fund® (formerly Mortgage Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 2, 2011)	expense ratio	expense ratio
	Class 1	5.81%	6.97%	3.38%	3.17%	.48%	.30%
	Class 1A	5.59	6.67	3.12	2.91	.73	.55
	Class 2	5.68	6.71	3.13	2.91	.73	.55
	Class 4	5.53	6.43	2.87	2.72	.98	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

20     American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio
	Class 1	0.43%	1.24%	0.91%	0.34%	3.36%	.37%
	Class 1A	0.41	1.23	0.84	0.18	3.13	.62
	Class 2	0.31	1.02	0.67	0.09	3.11	.62
	Class 3	0.31	1.07	0.72	0.16	3.17	.55
	Class 4	0.11	0.73	0.40	–0.09	2.86	.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

		Percent of net assets
Where the fund’s assets were invested as of June 30, 2020	Commercial paper	68.2%
	Bonds & notes of governments & government agencies outside the U.S.	17.9
	Federal agency discount notes	7.0
	U.S. Treasury bills	6.8
	Other assets less liabilities	.1
	Total	100.0%

American Funds Insurance Series     21

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since December 2, 1985)	ratio
	Class 1	8.80%	9.84%	3.92%	3.29%	5.88%	.38%
	Class 1A	8.64	9.59	3.69	3.05	5.62	.63
	Class 2	8.70	9.61	3.65	3.03	5.62	.63
	Class 3	8.77	9.73	3.74	3.11	5.70	.56
	Class 4	8.53	9.37	3.40	2.82	5.37	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details..

*	Periods greater than one year are annualized.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2020

22     American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio
	Class P1	8.57%	18.75%	11.03%	10.49%	.79%	.74%
	Class P2	8.42	18.45	10.73	10.17	1.04	.99

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series     23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio
	Class P1	–12.33%	–7.10%	1.43%	1.78%	.97%	.89%
	Class P2	–12.45	–7.36	1.06	1.41	1.22	1.14

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

24     American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio
	Class P1	–8.30%	–1.84%	4.01%	5.30%	.84%	.79%
	Class P2	–8.48	–2.16	3.64	4.93	1.09	1.04

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series     25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio
	Class P1	0.66%	7.68%	7.83%	8.42%	.73%	.68%
	Class P2	0.62	7.48	7.55	8.11	.98	.93

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

26     American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2020*
a $1,000 investment					Lifetime	Gross	Net
		6 months	1 year	5 years	(since September 28, 2012)	expense ratio	expense ratio
	Class P1	–3.71%	3.71%	5.87%	6.95%	.71%	.66%
	Class P2	–3.80	3.42	5.60	6.69	.96	.91

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series     27

Global Growth Fund

Summary investment portfolio June 30, 2020	unaudited

			Value
Common stocks 95.99%		Shares	(000)
Information	ASML Holding NV1	624,842	$229,053
technology	ASML Holding NV (New York registered) (ADR)	488,000	179,599
30.83%	Microsoft Corp.	1,994,300	405,860
	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	26,543,000	280,879
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	15,896
	Visa Inc., Class A	1,103,900	213,240
	Paycom Software, Inc.[2]	357,000	110,574
	Temenos AG1,3	608,100	94,283
	Adyen NV1,2	56,700	82,606
	Broadcom Inc.	241,200	76,125
	Adobe Inc.[2]	135,000	58,767
	PagSeguro Digital Ltd., Class A2	1,340,900	47,387
	Zendesk, Inc.[2]	454,000	40,193
	Amphenol Corp., Class A	373,500	35,785
	Other securities		213,234
			2,083,481

Consumer	Amazon.com, Inc.[2]	158,665	437,728
discretionary	Alibaba Group Holding Ltd.[1,2]	6,800,500	183,768
20.45%	Just Eat Takeaway (GBP denominated)[1,2]	640,914	67,122
	Just Eat Takeaway (EUR denominated)[1,2]	347,000	36,107
	Chipotle Mexican Grill, Inc.[2]	92,200	97,028
	Ocado Group PLC[1,2]	2,952,000	74,107
	LVMH Moët Hennessy-Louis Vuitton SE1	161,200	70,605
	Prosus NV1,2	570,000	52,902
	Moncler SpA[1,2]	1,132,370	43,237
	NIKE, Inc., Class B	395,200	38,749
	Other securities		280,730
			1,382,083

Health care	DexCom, Inc.[2]	253,000	102,566
12.69%	UnitedHealth Group Inc.	297,500	87,748
	Fisher & Paykel Healthcare Corp. Ltd.[1]	3,613,500	83,563
	AstraZeneca PLC[1]	695,300	72,483
	Pfizer Inc.	1,699,000	55,557
	Regeneron Pharmaceuticals, Inc.[2]	84,200	52,511
	Mettler-Toledo International Inc.[2]	65,000	52,361
	Merck & Co., Inc.	620,000	47,945
	Other securities		302,576
			857,310

Financials	AIA Group Ltd.[1]	12,339,300	114,843
9.07%	Tradeweb Markets Inc., Class A	1,736,360	100,952
	MarketAxess Holdings Inc.	151,400	75,839
	Kotak Mahindra Bank Ltd.[1]	3,797,000	68,521
	JPMorgan Chase & Co.	589,000	55,401
	Other securities		196,992
			612,548

Communication	Alphabet Inc., Class A2	98,050	139,039
services	Alphabet Inc., Class C2	63,852	90,262
8.38%	Tencent Holdings Ltd.[1]	2,215,000	142,278
	Facebook, Inc., Class A2	411,640	93,471
	Nintendo Co., Ltd.[1]	136,100	60,560
	Other securities		40,316
			565,926

28     American Funds Insurance Series

Global Growth Fund

			Value
Common stocks		Shares	(000)
Consumer staples	British American Tobacco PLC[1]	2,943,800	$113,104
6.98%	Philip Morris International Inc.	919,500	64,420
	Nestlé SA1	563,497	62,252
	Kweichow Moutai Co., Ltd., Class A1	269,957	55,868
	Altria Group, Inc.	1,248,500	49,004
	Keurig Dr Pepper Inc.	1,624,000	46,122
	Other securities		81,223
			471,993

Industrials	Airbus SE, non-registered shares[1,2]	667,000	47,463
3.89%	Other securities		215,407
			262,870

Materials	Sherwin-Williams Company	155,500	89,856
1.94%	Other securities		41,540
			131,396

Energy	Reliance Industries Ltd.[1]	1,807,924	40,861
1.29%	Reliance Industries Ltd., interim shares[1,2]	106,956	1,130
	Other securities		45,266
			87,257

Other	Other securities		31,299
0.47%	Total common stocks (cost: $3,515,921,000)		6,486,163

Preferred securities 2.31%
Health care	Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	125,333
1.85%			125,333

Information	Other securities		30,939
technology	Total preferred securities (cost: $43,479,000)		156,272
0.46%

Short-term securities 2.34%
Money market investments 2.34%
	Capital Group Central Cash Fund 0.18%[4]	1,342,495	134,263
	Goldman Sachs Financial Square Government Fund 0.15%[4,5]	24,225,393	24,225
			158,488
	Total short-term securities (cost: $158,464,000)		158,488

	Total investment securities 100.64% (cost: $3,717,864,000)		6,800,923
	Other assets less liabilities (0.64)%		(43,487)
	Net assets 100.00%		$6,757,436

American Funds Insurance Series     29

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,104,888,000, which represented 45.95% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $25,635,000, which represented .38% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts
EUR = Euros
GBP = British pounds

See notes to financial statements.

30     American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio June 30, 2020	unaudited

			Value
Common stocks 95.18%		Shares	(000)
Information	Cree, Inc.[1]	1,356,800	$80,309
technology	Ceridian HCM Holding Inc.[1]	799,400	63,368
23.87%	Net One Systems Co., Ltd.[2]	1,887,865	62,947
	Inphi Corp.[1]	464,300	54,555
	Kingdee International Software Group Co. Ltd.[2]	21,259,374	49,492
	BE Semiconductor Industries NV2	814,330	36,213
	Avast PLC[2]	5,514,043	36,066
	Carel Industries SpA[2,3]	1,947,251	35,719
	Appfolio, Inc., Class A1	211,503	34,414
	SimCorp AS2	287,650	30,991
	Silergy Corp.[2]	451,740	29,317
	Alteryx, Inc., Class A1	173,000	28,420
	Avalara, Inc.[1]	212,419	28,271
	Network International Holdings PLC[1,2]	4,570,562	24,940
	Other securities		443,962
			1,038,984

Health care	Insulet Corp.[1]	645,320	125,360
23.79%	GW Pharmaceuticals PLC (ADR)[1,3]	748,218	91,821
	Haemonetics Corp.[1]	777,300	69,615
	CanSino Biologics Inc., Class H1,2	2,468,200	68,238
	Notre Dame Intermédica Participações SA	4,528,600	56,636
	Mani, Inc.[2]	1,808,129	47,710
	Allogene Therapeutics, Inc.[1]	1,105,188	47,324
	Integra LifeSciences Holdings Corp.[1]	913,825	42,941
	iRhythm Technologies, Inc.[1]	328,300	38,047
	Allakos Inc.[1]	504,880	36,281
	Cortexyme, Inc.[1,3]	759,458	35,163
	Applied Molecular Transport Inc.[1,3]	1,365,957	34,340
	New Frontier Health Corp., Class A1,4	2,680,000	22,190
	New Frontier Health Corp., Class A1,3	742,000	6,144
	PRA Health Sciences, Inc.[1]	288,400	28,058
	WuXi Biologics (Cayman) Inc.[1,2]	1,412,000	25,872
	Other securities		259,977
			1,035,717

Consumer	Thor Industries, Inc.	498,700	53,126
discretionary	Helen of Troy Ltd.[1]	267,200	50,383
14.42%	frontdoor, inc.[1]	1,050,200	46,555
	Shop Apotheke Europe NV, non-registered shares[1,2,3]	282,300	33,727
	Five Below, Inc.[1]	305,000	32,608
	YETI Holdings, Inc.[1]	634,879	27,128
	GVC Holdings PLC[2]	2,934,000	26,883
	B2W - Cia. Digital, ordinary nominative[1]	1,262,193	24,846
	Other securities		332,377
			627,633

Industrials	Nihon M&A Center Inc.[2]	1,652,692	74,654
14.11%	International Container Terminal Services, Inc.[2]	23,981,620	49,643
	Boyd Group Services Inc.	222,726	33,151
	IMCD NV1,2	293,600	27,563
	Other securities		429,222
			614,233

American Funds Insurance Series     31

Global Small Capitalization Fund

			Value
Common stocks (continued)		Shares	(000)
Financials	Cannae Holdings, Inc.[1]	2,004,000	$82,364
5.86%	Trupanion, Inc.[1,3]	973,800	41,572
	Kotak Mahindra Bank Ltd.[2]	1,946,825	35,132
	Other securities		95,980
			255,048

Communication	Bandwidth Inc., Class A1	290,990	36,956
services	Other securities		114,292
3.47%			151,248

Real estate	Altus Group Ltd.	932,800	28,027
2.89%	Other securities		97,573
			125,600

Consumer staples	Grocery Outlet Holding Corp.[1]	659,200	26,895
2.75%	Freshpet, Inc.[1]	311,900	26,094
	Other securities		66,645
			119,634

Materials	Other securities		76,786
1.76%

Utilities	ENN Energy Holdings Ltd.[2]	4,262,900	47,877
1.33%	Other securities		9,940
			57,817

Energy	Other securities		40,545
0.93%	Total common stocks (cost: $2,981,131,000)		4,143,245

Preferred securities 1.39%
Information	Other securities		45,206
technology			45,206
1.04%

Other	Other securities		15,312
0.35%	Total preferred securities (cost: $60,016,000)		60,518

Convertible stocks 0.16%
Consumer	Other securities		6,715
discretionary	Total convertible stocks (cost: $6,380,000)		6,715
0.16%

32     American Funds Insurance Series

Global Small Capitalization Fund

		Value
Short-term securities 5.15%	Shares	(000)
Money market investments 5.15%
Capital Group Central Cash Fund 0.18%[5]	1,631,730	$163,189
Goldman Sachs Financial Square Government Fund 0.15%[5,6]	61,015,616	61,016
		224,205
Total short-term securities (cost: $224,170,000)		224,205

Total investment securities 101.88% (cost: $3,271,697,000)		4,434,683
Other assets less liabilities (1.88)%		(81,752)
Net assets 100.00%		$4,352,931

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $70,637,000, an aggregate cost of $65,866,000, and which represented 1.62% of the net assets of the fund) were acquired from 5/1/2015 to 5/27/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

						Net
					Net	unrealized		Value of
					realized	(depreciation)	Dividend	affiliates at
	Beginning			Ending	gain	appreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.65%
Health care 0.26%
NuCana PLC (ADR)[1,3]	2,083,704	—	—	2,083,704	$—	$(1,459)	$—	$11,252

Consumer discretionary 0.39%
Lands’ End, Inc.[1]	—	2,100,000	—	2,100,000	—	2,079	—	16,884
Total 0.65%					$—	$620	$—	$28,136

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,842,689,000, which represented 42.33% of the net assets of the fund. This amount includes $1,772,049,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,“ was $69,706,000, which represented 1.60% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $32,675,000, which represented .75% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 6/30/2020.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series     33

Growth Fund

Summary investment portfolio June 30, 2020	unaudited

			Value
Common stocks 95.45%		Shares	(000)
Information	Microsoft Corp.	9,475,683	$1,928,396
technology	ASML Holding NV (New York registered) (ADR)	1,171,100	431,000
24.19%	ASML Holding NV1	770,000	282,265
	Broadcom Inc.	2,158,602	681,276
	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	33,805,000	357,726
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,705,092	153,568
	RingCentral, Inc., Class A2	1,500,100	427,544
	Shopify Inc., Class A, subordinate voting shares[2]	330,000	313,236
	Visa Inc., Class A	1,577,417	304,710
	Intel Corp.	3,621,900	216,698
	ServiceNow, Inc.[2]	484,730	196,345
	PayPal Holdings, Inc.[2]	976,700	170,170
	MongoDB, Inc., Class A2	603,209	136,530
	Autodesk, Inc.[2]	558,608	133,613
	Advanced Micro Devices, Inc.[2]	2,457,039	129,265
	Mastercard Inc., Class A	421,000	124,490
	Other securities		1,347,369
			7,334,201

Communication	Facebook, Inc., Class A2	7,548,342	1,714,002
services	Netflix, Inc.[2]	3,476,160	1,581,792
19.45%	Alphabet Inc., Class C2	504,547	713,233
	Alphabet Inc., Class A2	60,216	85,389
	Charter Communications, Inc., Class A2	879,480	448,570
	T-Mobile US, Inc.[2]	4,061,000	422,953
	Activision Blizzard, Inc.	5,286,790	401,267
	Snap Inc., Class A2	9,330,000	219,162
	Comcast Corp., Class A	5,046,197	196,701
	Other securities		113,544
			5,896,613

Consumer	Tesla, Inc.[2]	1,908,500	2,060,817
discretionary	Amazon.com, Inc.[2]	595,716	1,643,473
17.79%	Dollar General Corp.	1,743,646	332,182
	Home Depot, Inc.	831,036	208,183
	Toll Brothers, Inc.	3,800,000	123,842
	Other securities		1,024,947
			5,393,444

Health care	UnitedHealth Group Inc.	2,897,719	854,682
15.71%	Intuitive Surgical, Inc.[2]	1,075,500	612,852
	Regeneron Pharmaceuticals, Inc.[2]	842,500	525,425
	Humana Inc.	1,084,800	420,631
	Vertex Pharmaceuticals Inc.[2]	1,275,061	370,163
	Centene Corp.[2]	3,835,000	243,714
	Thermo Fisher Scientific Inc.	598,500	216,861
	Seattle Genetics, Inc.[2]	1,248,154	212,086
	ResMed Inc.	755,000	144,960
	Other securities		1,163,370
			4,764,744

Financials	Berkshire Hathaway Inc., Class B2	942,100	168,174
5.07%	Intercontinental Exchange, Inc.	1,592,900	145,910
	First Republic Bank	1,296,297	137,395
	Other securities		1,086,595
			1,538,074

34     American Funds Insurance Series

Growth Fund

			Value
Common stocks		Shares	(000)
Industrials	TransDigm Group Inc.	736,200	$325,437
5.02%	CSX Corp.	1,920,800	133,957
	MTU Aero Engines AG1,2	745,782	128,891
	Other securities		932,396
			1,520,681

Materials	Franco-Nevada Corp. (CAD denominated)	1,147,206	160,259
2.94%	Wheaton Precious Metals Corp.	2,833,400	124,811
	Other securities		606,480
			891,550

Consumer staples	Philip Morris International Inc.	1,985,900	139,132
2.27%	Costco Wholesale Corp.	411,431	124,750
	British American Tobacco PLC[1]	3,000,800	115,295
	British American Tobacco PLC (ADR)	195,000	7,570
	Other securities		302,284
			689,031

Real estate	Equinix, Inc. REIT	356,975	250,703
1.43%	American Tower Corp. REIT	501,188	129,577
	Other securities		52,008
			432,288

Energy	Other securities		359,863
1.19%

Utilities	Other securities		119,172
0.39%	Total common stocks (cost: $14,123,528,000)		28,939,661

Preferred securities 0.08%
Information	Other securities		25,573
technology
0.08%	Total preferred securities (cost: $27,479,000)		25,573

Rights & warrants 0.00%
Communication	T-Mobile US, Inc., rights, expire 2020[2]	3,611,200	607
services			607
0.00%
	Total rights & warrants (cost: $0)		607

		Principal amount
Convertible bonds & notes 0.13%		(000)
Consumer staples	Other securities		39,060
0.13%	Total convertible bonds & notes (cost: $39,059,000)		39,060

American Funds Insurance Series     35

Growth Fund

		Value
Short-term securities 3.98%	Shares	(000)
Money market investments 3.98%
Capital Group Central Cash Fund 0.18%[3]	12,050,749	$1,205,195
Total short-term securities (cost: $1,205,162,000)		1,205,195

Total investment securities 99.64% (cost: $15,395,228,000)		30,210,096
Other assets less liabilities 0.36%		110,241
Net assets 100.00%		$30,320,337

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $46,931,000, an aggregate cost of $46,526,000, and which represented .15% of the net assets of the fund) were acquired from 12/21/2018 to 4/17/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities“ also includes a security (with a value of $9,526,000, which represented .03% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,917,364,000, which represented 6.32% of the net assets of the fund. This amount includes $1,807,025,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars

See notes to financial statements.

36     American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2020	unaudited

			Value
Common stocks 88.05%		Shares	(000)
Consumer	Alibaba Group Holding Ltd.[1,2]	10,117,800	$273,411
discretionary	Alibaba Group Holding Ltd. (ADR)[2]	17,700	3,818
16.11%	MercadoLibre, Inc.[2]	223,000	219,827
	Sony Corp.[1]	2,242,700	153,583
	Meituan Dianping, Class B1,2	3,440,364	76,422
	Fast Retailing Co., Ltd.[1]	125,900	72,085
	Galaxy Entertainment Group Ltd.[1]	9,826,000	66,717
	adidas AG1,2	216,336	56,598
	Delivery Hero SE1,2	547,143	55,747
	Kering SA1	99,188	53,876
	Other securities		406,812
			1,438,896

Financials	AIA Group Ltd.[1]	39,521,100	367,826
16.04%	HDFC Bank Ltd.[1]	17,086,200	243,557
	HDFC Bank Ltd. (ADR)	531,294	24,153
	Kotak Mahindra Bank Ltd.[1]	10,657,149	192,318
	Ping An Insurance (Group) Co. of China, Ltd., Class H1	9,161,100	91,492
	Ping An Insurance (Group) Co. of China, Ltd., Class A1	612,202	6,185
	BNP Paribas SA1,2	1,851,058	73,382
	Axis Bank Ltd.[1]	10,492,355	57,203
	Other securities		377,089
			1,433,205

Health care	Chugai Pharmaceutical Company, Ltd.[1]	3,896,700	208,306
15.93%	Daiichi Sankyo Company, Ltd.[1]	2,160,000	176,400
	Novartis AG1	1,808,333	157,127
	Alcon Inc.[1,2]	1,988,239	113,919
	Takeda Pharmaceutical Company, Ltd.[1]	2,859,865	102,070
	Grifols, SA, Class A, non-registered shares[1]	2,691,000	81,631
	Grifols, SA, Class B (ADR)	793,690	14,477
	Teva Pharmaceutical Industries Ltd. (ADR)[2]	7,216,598	88,981
	Fresenius SE & Co. KGaA[1,2]	1,740,654	85,920
	Hikma Pharmaceuticals PLC[1]	2,371,000	65,169
	WuXi Biologics (Cayman) Inc.[1,2]	2,304,000	42,216
	WuXi Biologics (Cayman) Inc.[2]	1,065,000	18,825
	Olympus Corp.[1]	2,963,000	57,068
	Other securities		210,929
			1,423,038

Industrials	Airbus SE, non-registered shares[1,2]	2,732,749	194,459
10.57%	Recruit Holdings Co., Ltd.[1]	3,646,709	124,659
	Knorr-Bremse AG, non-registered shares[1,2]	847,671	85,768
	Safran SA1,2	681,300	68,152
	Melrose Industries PLC[1]	45,834,933	64,602
	NIBE Industrier AB, Class B1,2	2,534,550	55,936
	Other securities		350,450
			944,026

Communication	SoftBank Group Corp.[1]	3,657,500	184,293
services	Tencent Holdings Ltd.[1]	2,179,387	139,990
6.25%	Altice Europe NV, Class A1,2	13,236,760	50,964
	Other securities		182,944
			558,191

American Funds Insurance Series     37

International Fund

			Value
Common stocks (continued)		Shares	(000)
Consumer staples	Nestlé SA1	976,000	$107,824
5.47%	Pernod Ricard SA1	536,814	84,371
	Kirin Holdings Company, Ltd.[1]	2,605,800	54,954
	Other securities		241,286
			488,435

Energy	Reliance Industries Ltd.[1]	8,663,364	195,802
4.20%	Reliance Industries Ltd., interim shares[1,2]	196,599	2,077
	BP PLC[1]	13,959,863	53,053
	Other securities		124,124
			375,056

Information	ASML Holding NV1	373,435	136,893
technology	PagSeguro Digital Ltd., Class A2	1,392,000	49,193
4.18%	Other securities		187,660
			373,746

Utilities	ENN Energy Holdings Ltd.[1]	14,004,000	157,281
3.86%	E.ON SE1	7,101,000	79,835
	China Gas Holdings Ltd.[1]	24,134,000	74,320
	Other securities		33,159
			344,595

Materials	Vale SA, ordinary nominative (ADR)	7,755,993	79,964
3.79%	Vale SA, ordinary nominative	102,481	1,054
	First Quantum Minerals Ltd.	6,215,400	49,537
	Other securities		208,271
			338,826
Real estate	China Overseas Land & Investment Ltd.[1]	17,790,000	53,723
1.65%	Other securities		93,642
			147,365
	Total common stocks (cost: $6,302,499,000)		7,865,379

Preferred securities 1.01%
Health care	Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	55,587
0.62%			55,587

Energy	Other securities		34,408
0.39%	Total preferred securities (cost: $86,966,000)		89,995

Rights & warrants 0.27%
Health care	Other securities		24,374
0.27%	Total rights & warrants (cost: $21,623,000)		24,374

38     American Funds Insurance Series

International Fund

		Principal amount	Value
Convertible bonds & notes 0.03%		(000)	(000)
Health care	Other securities		$2,624
0.03%	Total convertible bonds & notes (cost: $5,855,000)		2,624

Bonds, notes & other debt instruments 0.46%
Corporate bonds & notes 0.35%
Other	Other securities		31,462
0.35%

Bonds & notes of governments & government agencies outside the U.S. 0.11%
Bonds & notes	Other securities		9,738
of governments &	Total bonds, notes & other debt instruments (cost: $38,545,000)		41,200
government agencies
outside the U.S.
0.11%

Short-term securities 9.92%		Shares
Money market investments 9.92%
	Capital Group Central Cash Fund 0.18%[3]	8,753,403	875,428
	Goldman Sachs Financial Square Government Fund 0.15%[3,4]	10,827,238	10,827
			886,255
	Total short-term securities (cost: $886,243,000)		886,255

	Total investment securities 99.74% (cost: $7,341,731,000)		8,909,827
	Other assets less liabilities 0.26%		23,140
	Net assets 100.00%		$8,932,967

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $49,611,000, which represented .56% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities“ also includes securities on loan. The total value of securities on loan was $11,451,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $7,037,313,000, which represented 78.78% of the net assets of the fund. This amount includes $7,012,933,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.
[4]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series     39

New World Fund

Summary investment portfolio June 30, 2020	unaudited

			Value
Common stocks 90.74%		Shares	(000)
Information	Microsoft Corp.	451,633	$91,912
technology	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,327,000	45,788
18.11%	Mastercard Inc., Class A	145,400	42,995
	PagSeguro Digital Ltd., Class A2	1,198,655	42,360
	PayPal Holdings, Inc.[2]	208,035	36,246
	Adobe Inc.[2]	74,959	32,630
	Keyence Corp.[1]	76,200	31,815
	ASML Holding NV1	84,165	30,853
	Broadcom Inc.	91,846	28,988
	StoneCo Ltd., Class A2	740,635	28,707
	Visa Inc., Class A	130,469	25,203
	Silergy Corp.[1]	357,000	23,168
	Other securities		162,980
			623,645

Consumer	Alibaba Group Holding Ltd.[1,2]	2,541,204	68,670
discretionary	MercadoLibre, Inc.[2]	64,355	63,439
13.72%	Naspers Ltd., Class N1	158,714	28,954
	Delivery Hero SE1,2	281,369	28,668
	LVMH Moët Hennessy-Louis Vuitton SE1	62,064	27,184
	Meituan Dianping, Class B1,2	947,102	21,038
	Galaxy Entertainment Group Ltd.[1]	2,944,000	19,989
	Hermès International[1]	21,010	17,535
	Other securities		197,128
			472,605

Health care	Thermo Fisher Scientific Inc.	89,671	32,491
12.60%	Zai Lab Ltd. (ADR)[2]	341,308	28,032
	AstraZeneca PLC[1]	252,263	26,298
	BioMarin Pharmaceutical Inc.[2]	180,963	22,320
	Abbott Laboratories	222,506	20,344
	Notre Dame Intermédica Participações SA	1,575,057	19,698
	Other securities		284,950
			434,133

Financials	Kotak Mahindra Bank Ltd.[1]	3,140,269	56,669
11.57%	AIA Group Ltd.[1]	4,670,200	43,466
	HDFC Bank Ltd.[1]	2,485,232	35,426
	HDFC Bank Ltd. (ADR)	80,205	3,646
	B3 SA - Brasil, Bolsa, Balcao	3,275,259	33,180
	Sberbank of Russia PJSC (ADR)[1,2]	1,384,243	15,726
	Sberbank of Russia PJSC (ADR)[2]	237,133	2,689
	Société Générale[1,2]	1,090,697	18,146
	XP Inc., Class A2	425,619	17,880
	Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,711,300	17,091
	Other securities		154,652
			398,571

Communication	Tencent Holdings Ltd.[1]	1,292,200	83,003
services	Facebook, Inc., Class A2	224,314	50,935
9.91%	Alphabet Inc., Class C2	29,315	41,440
	Alphabet Inc., Class A2	6,339	8,989
	Sea Ltd., Class A (ADR)[2]	366,159	39,267
	Netflix, Inc.[2]	49,819	22,670
	Other securities		95,102
			341,406

40     American Funds Insurance Series

New World Fund

			Value
Common stocks		Shares	(000)
Consumer staples	Kweichow Moutai Co., Ltd., Class A1	276,007	$57,121
6.27%	Nestlé SA1	220,716	24,384
	Other securities		134,367
			215,872

Materials	Vale SA, ordinary nominative	1,359,115	13,976
5.59%	Vale SA, ordinary nominative (ADR)	1,244,771	12,833
	Other securities		165,754
			192,563

Industrials	Shanghai International Airport Co., Ltd., Class A1	2,645,527	26,833
5.39%	Airbus SE, non-registered shares[1,2]	248,789	17,704
	CCR SA, ordinary nominative	6,508,731	17,355
	Other securities		123,791
			185,683

Energy	Reliance Industries Ltd.[1]	3,061,067	69,184
3.85%	Reliance Industries Ltd., interim shares[1,2]	201,053	2,124
	Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,191,104	34,660
	Other securities		26,668
			132,636

Utilities	China Gas Holdings Ltd.[1]	6,426,600	19,790
1.94%	ENN Energy Holdings Ltd.[1]	1,704,800	19,147
	Other securities		27,954
			66,891

Real estate	Other securities		61,656
1.79%	Total common stocks (cost: $2,345,591,000)		3,125,661

Preferred securities 1.03%
Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	391,890	3,123
0.11%	Petróleo Brasileiro SA (Petrobras), preferred nominative	195,166	774
			3,897

Other	Other securities		31,650
0.92%	Total preferred securities (cost: $30,146,000)		35,547

Rights & warrants 0.23%
Other	Other securities		7,781
0.23%	Total rights & warrants (cost: $3,911,000)		7,781

		Principal amount
Convertible bonds & notes 0.00%		(000)
Health care	Other securities		133
0.00%	Total convertible bonds & notes (cost: $121,000)		133

American Funds Insurance Series     41

New World Fund

		Principal amount	Value
Bonds, notes & other debt instruments 3.38%		(000)	(000)
Bonds & notes of governments & government agencies outside the U.S. 2.94%
	Other securities		$101,283

Corporate bonds & notes 0.41%
Communication	Tencent Holdings Ltd. 3.24%–3.98% 2029–2050[3]	BRL980	1,035
services	Other securities		213
0.04%			1,248

Other	Other securities		12,853
0.37%	Total corporate bonds & notes		14,101

U.S. Treasury bonds & notes 0.03%
U.S. Treasury	Other securities		864
0.03%	Total bonds, notes & other debt instruments (cost: $115,629,000)		116,248

Short-term securities 4.68%		Shares
Money market investments 4.68%
	Capital Group Central Cash Fund 0.18%[4]	1,531,568	153,172
	Goldman Sachs Financial Square Government Fund 0.15%[4,5]	8,081,474	8,082
			161,254
	Total short-term securities (cost: $161,255,000)		161,254

	Total investment securities 100.06% (cost: $2,656,653,000)		3,446,624
	Other assets less liabilities (0.06)%		(2,169)
	Net assets 100.00%		$3,444,455

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities which were pledged as collateral. The total value of pledged collateral was $171,000, which represented less than .01% of the net assets of the fund. “Other securities“ also includes securities on loan. The total value of securities on loan was $8,556,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

42     American Funds Insurance Series

New World Fund

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[6]	6/30/2020[7]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
30 Year Ultra U.S. Treasury Bond Futures	Long	15	September 2020	$1,500	$3,272	$73

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD3,190	EUR2,830	Bank of New York Mellon	7/20/2020	$10
USD2,062	CNH14,620	Standard Chartered Bank	7/20/2020	(4)
				$6

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,876,796,000, which represented 54.49% of the net assets of the fund. This amount includes $1,863,131,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $47,913,000, which represented 1.39% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts
BRL = Brazilian reais
CNH = Chinese yuan renminbi
EUR = Euros
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     43

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.13%		Shares	Value (000)
Health care	Abbott Laboratories	3,635,500	$332,394
20.22%	Amgen Inc.	1,258,510	296,832
	Gilead Sciences, Inc.	3,005,712	231,260
	AbbVie Inc.	2,227,460	218,692
	UnitedHealth Group Inc.	574,000	169,301
	Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	127,416
	Humana Inc.	172,700	66,964
	Medtronic PLC	700,000	64,190
	Stryker Corp.	296,800	53,480
	Other securities		141,203
			1,701,732

Information	Microsoft Corp.	2,498,500	508,470
technology	Broadcom Inc.	951,400	300,271
15.23%	Mastercard Inc., Class A	579,900	171,476
	Apple Inc.	400,000	145,920
	Intel Corp.	1,100,000	65,813
	SS&C Technologies Holdings, Inc.	1,153,800	65,167
	Other securities		24,369
			1,281,486

Industrials	CSX Corp.	3,780,162	263,628
12.24%	Raytheon Technologies Corp.	3,589,236	221,169
	General Dynamics Corp.	980,000	146,471
	Union Pacific Corp.	540,200	91,331
	Illinois Tool Works Inc.	450,000	78,682
	Carrier Global Corp.	2,817,000	62,594
	L3Harris Technologies, Inc.	309,200	52,462
	Other securities		113,518
			1,029,855

Energy	EOG Resources, Inc.	4,588,100	232,433
9.98%	Exxon Mobil Corp.	3,868,166	172,985
	Baker Hughes Co., Class A	9,448,000	145,405
	Diamondback Energy, Inc.	1,320,033	55,204
	Pioneer Natural Resources Company	486,800	47,560
	Other securities		186,359
			839,946

Consumer staples	Constellation Brands, Inc., Class A	1,221,600	213,719
9.67%	Philip Morris International Inc.	2,485,000	174,099
	British American Tobacco PLC (ADR)	2,630,706	102,124
	Altria Group, Inc.	2,092,000	82,111
	Coca-Cola Company	1,250,000	55,850
	PepsiCo, Inc.	400,000	52,904
	Keurig Dr Pepper Inc.	1,746,500	49,600
	Other securities		83,915
			814,322

Communication	Facebook, Inc., Class A1	1,478,100	335,632
services	Comcast Corp., Class A	5,789,400	225,671
9.43%	Alphabet Inc., Class A1	80,975	114,826
	Alphabet Inc., Class C1	3,000	4,241
	Netflix, Inc.[1]	201,800	91,827
	Other securities		21,560
			793,757

44     American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks		Shares	Value (000)
Consumer	Royal Caribbean Cruises Ltd.	2,011,200	$101,164
discretionary	McDonald’s Corp.	500,000	92,235
6.30%	Home Depot, Inc.	303,099	75,929
	General Motors Company	2,901,500	73,408
	Lowe’s Companies, Inc.	429,900	58,088
	Other securities		129,340
			530,164

Financials	JPMorgan Chase & Co.	1,269,000	119,362
4.65%	American International Group, Inc.	2,597,300	80,984
	Citigroup Inc.	1,290,000	65,919
	Other securities		124,936
			391,201

Utilities	Public Service Enterprise Group Inc.	2,888,000	141,974
3.38%	Other securities		142,281
			284,255

Materials	Linde PLC	782,200	165,912
2.19%	Other securities		18,107
			184,019

Real estate	Crown Castle International Corp. REIT	525,000	87,859
1.84%	Other securities		67,519
			155,378
	Total common stocks (cost: $6,644,891,000)		8,006,115

Rights & warrants 0.02%
Financials	Other securities	1,612
0.02%	Total rights & warrants (cost: $17,793,000)	1,612

Convertible stocks 0.71%
Other	Other securities	60,007
0.71%	Total convertible stocks (cost: $57,918,000)	60,007

Short-term securities 4.16%
Money market investments 4.16%
Capital Group Central Cash Fund 0.18%[2]	3,495,899	349,625
Total short-term securities (cost: $349,565,000)		349,625

Total investment securities 100.02% (cost: $7,070,167,000)		8,417,359
Other assets less liabilities (0.02)%		(1,690)
Net assets 100.00%		$8,415,669

American Funds Insurance Series     45

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

46     American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 92.02%		Shares	Value (000)
Information	Microsoft Corp.	281,000	$57,186
technology	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,912,800	51,987
17.72%	PagSeguro Digital Ltd., Class A2	1,128,752	39,890
	Apple Inc.	105,990	38,665
	Broadcom Inc.	121,200	38,252
	ASML Holding NV1	70,000	25,660
	Other securities		87,750
			339,390

Financials	Société Générale[1,2]	2,106,881	35,052
14.22%	Fannie Mae[2]	13,706,000	29,742
	Sberbank of Russia PJSC (ADR)[1,2]	1,710,000	19,427
	AIA Group Ltd.[1]	1,753,000	16,315
	UniCredit SpA[1,2]	1,686,696	15,485
	B3 SA - Brasil, Bolsa, Balcao	1,500,000	15,196
	DBS Group Holdings Ltd.[1]	1,005,000	15,033
	Toronto-Dominion Bank (CAD denominated)	300,700	13,420
	HDFC Bank Ltd.[1]	888,000	12,658
	Discover Financial Services	249,000	12,472
	Other securities		87,499
			272,299

Health care	Novartis AG1	360,000	31,281
12.30%	UnitedHealth Group Inc.	86,300	25,454
	Allogene Therapeutics, Inc.[2]	461,000	19,740
	Abbott Laboratories	171,000	15,635
	Sarepta Therapeutics, Inc.[2]	94,500	15,152
	Eli Lilly and Company	88,000	14,448
	Centene Corp.[2]	202,000	12,837
	Illumina, Inc.[2]	34,000	12,592
	Boston Scientific Corp.[2]	351,000	12,324
	Other securities		76,184
			235,647

Consumer	LVMH Moët Hennessy-Louis Vuitton SE1	74,096	32,454
discretionary	Home Depot, Inc.	75,500	18,914
9.09%	Flutter Entertainment PLC (EUR denominated)[1]	126,077	16,549
	Alibaba Group Holding Ltd.[1,2]	553,000	14,944
	Other securities		91,293
			174,154

Industrials	Airbus SE, non-registered shares[1,2]	607,200	43,208
8.83%	Lockheed Martin Corp.	66,000	24,085
	CCR SA, ordinary nominative	7,680,800	20,480
	Safran SA1,2	123,500	12,354
	Other securities		68,940
			169,067

Communication	Alphabet Inc., Class A2	21,800	30,914
services	Alphabet Inc., Class C2	7,000	9,895
7.18%	Comcast Corp., Class A	546,000	21,283
	Facebook, Inc., Class A2	65,000	14,760
	Other securities		60,685
			137,537

American Funds Insurance Series     47

Global Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Utilities	E.ON SE1	3,644,000	$40,969
7.10%	Enel SpA[1]	3,539,000	30,489
	Ørsted AS1	215,107	24,808
	Dominion Energy, Inc.	150,000	12,177
	Other securities		27,512
			135,955

Energy	Reliance Industries Ltd.[1]	1,606,099	36,300
5.26%	Reliance Industries Ltd., interim shares[1,2]	107,073	1,131
	EOG Resources, Inc.	652,000	33,030
	Gazprom PJSC (ADR)[1]	3,431,000	18,479
	Other securities		11,753
			100,693

Consumer staples	Nestlé SA1	315,275	34,830
4.04%	Other securities		42,560
			77,390

Materials	Koninklijke DSM NV1	109,000	15,066
3.36%	Fortescue Metals Group Ltd.[1]	1,441,882	13,835
	Vale SA, ordinary nominative	1,320,000	13,573
	Other securities		21,822
			64,296

Real estate	Alexandria Real Estate Equities, Inc. REIT	103,000	16,712
2.92%	Other securities		39,154
			55,866
	Total common stocks (cost: $1,380,244,000)		1,762,294

Bonds, notes & other debt instruments 1.81%		Principal amount (000)
Corporate bonds & notes 1.81%
Communication services 1.81%	Sprint Corp. 7.25% 2021	$33,000	34,634
	Total bonds, notes & other debt instruments (cost: $32,282,000)		34,634

Short-term securities 6.44%	Shares
Money market investments 6.44%
Capital Group Central Cash Fund 0.18%[3]	1,232,229	123,235
Total short-term securities (cost: $123,219,000)		123,235

Total investment securities 100.27% (cost: $1,535,745,000)		1,920,163
Other assets less liabilities (0.27)%		(5,094)
Net assets 100.00%		$1,915,069

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

48     American Funds Insurance Series

Global Growth and Income Fund

Forward currency contracts

Contract amount				Unrealized
				depreciation
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD7,220	AUD10,500	Standard Chartered Bank	7/10/2020	$(27)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $859,944,000, which represented 44.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
EUR = Euros
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     49

Growth-Income Fund

Summary investment portfolio June 30, 2020	unaudited

			Value
Common stocks 92.90%		Shares	(000)
Information	Microsoft Corp.	9,389,500	$1,910,857
technology	Broadcom Inc.	2,606,134	822,522
17.83%	Intel Corp.	6,447,300	385,742
	Mastercard Inc., Class A	1,269,700	375,450
	Autodesk, Inc.[1]	921,000	220,294
	Visa Inc., Class A	1,093,800	211,289
	Accenture PLC, Class A	890,900	191,294
	Adobe Inc.[1]	375,900	163,633
	Other securities		1,774,661
			6,055,742

Health care	Gilead Sciences, Inc.	11,967,500	920,779
16.77%	UnitedHealth Group Inc.	2,545,641	750,837
	Abbott Laboratories	6,125,669	560,070
	Amgen Inc.	2,030,500	478,914
	Merck & Co., Inc.	3,038,880	234,997
	Seattle Genetics, Inc.[1]	1,242,606	211,144
	AstraZeneca PLC[2]	1,631,800	170,110
	AstraZeneca PLC (ADR)	721,200	38,144
	Eli Lilly and Company	1,077,600	176,920
	Other securities		2,153,303
			5,695,218

Communication	Facebook, Inc., Class A1	8,465,200	1,922,192
services	Netflix, Inc.[1]	1,945,925	885,474
14.54%	Alphabet Inc., Class C1	296,784	419,537
	Alphabet Inc., Class A1	288,980	409,788
	Comcast Corp., Class A	10,924,800	425,849
	Charter Communications, Inc., Class A1	401,569	204,816
	Verizon Communications Inc.	3,001,600	165,478
	Other securities		503,307
			4,936,441

Industrials	Northrop Grumman Corp.	733,200	225,415
9.14%	BWX Technologies, Inc.	3,880,911	219,815
	CSX Corp.	3,131,000	218,356
	L3Harris Technologies, Inc.	1,035,500	175,693
	Norfolk Southern Corp.	964,300	169,302
	Woodward, Inc.	2,086,500	161,808
	Other securities		1,934,101
			3,104,490

Financials	Intercontinental Exchange, Inc.	3,183,555	291,614
8.69%	CME Group Inc., Class A	1,779,800	289,289
	JPMorgan Chase & Co.	2,584,530	243,101
	Aon PLC, Class A	1,214,800	233,970
	Marsh & McLennan Companies, Inc.	2,162,201	232,155
	Nasdaq, Inc.	1,719,600	205,441
	Moody’s Corp.	674,558	185,321
	Other securities		1,268,303
			2,949,194

Consumer	Amazon.com, Inc.[1]	395,030	1,089,817
discretionary	Lowe’s Companies, Inc.	1,360,900	183,885
6.48%	Other securities		926,728
			2,200,430

50     American Funds Insurance Series

Growth-Income Fund

			Value
Common stocks		Shares	(000)
Consumer staples	British American Tobacco PLC[2]	8,069,260	$310,032
5.98%	British American Tobacco PLC (ADR)	479,440	18,612
	Keurig Dr Pepper Inc.	8,760,935	248,811
	Philip Morris International Inc.	2,743,640	192,219
	Carlsberg A/S, Class B2	1,326,568	175,240
	Other securities		1,087,456
			2,032,370

Materials	Celanese Corp.	2,996,633	258,729
4.13%	Linde PLC	892,800	189,372
	LyondellBasell Industries NV	2,453,100	161,218
	Other securities		792,562
			1,401,881

Energy	Chevron Corp.	2,625,200	234,247
3.74%	Other securities		1,034,631
			1,268,878

Utilities	CenterPoint Energy, Inc.[3]	11,210,255	209,296
2.88%	CenterPoint Energy, Inc.	1,111,000	20,742
	Other securities		746,495
			976,533

Real estate	Equinix, Inc. REIT	555,418	390,070
2.72%	Crown Castle International Corp. REIT	1,418,300	237,353
	Other securities		296,588
			924,011
	Total common stocks (cost: $22,200,125,000)		31,545,188

Convertible stocks 0.92%
Information	Broadcom Inc., Series A, cumulative convertible preferred shares,
technology	8.00% 2022	78,400	87,365
0.26%

Other	Other securities		224,617
0.66%	Total convertible stocks (cost: $268,527,000)		311,982

		Principal amount
Bonds, notes & other debt instruments 0.12%		(000)
Corporate bonds & notes 0.12%
Other	Other securities		39,975
0.12%	Total corporate bonds & notes		39,975
	Total bonds, notes & other debt instruments (cost: $38,346,000)		39,975

American Funds Insurance Series     51

Growth-Income Fund

		Value
Short-term securities 6.14%	Shares	(000)
Money market investments 6.14%
Capital Group Central Cash Fund 0.18%[4]	20,848,370	$2,085,046
Total short-term securities (cost: $2,084,942,000)		2,085,046

Total investment securities 100.08% (cost: $24,591,940,000)		33,982,191
Other assets less liabilities (0.08)%		(27,852)
Net assets 100.00%		$33,954,339

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliate at
	Beginning			Ending	loss	depreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.[5]	5,414,670	279,000	1,812,759	3,880,911	$(16,774)	$(23,515)	$1,697	$—

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,744,357,000, which represented 8.08% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $243,073,000, which represented .72% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Unaffiliated issuer at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

52     American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio June 30, 2020	unaudited

			Value
Common stocks 88.70%		Shares	(000)
Financials	HDFC Bank Ltd.[1]	2,457,600	$35,032
18.26%	Zurich Insurance Group AG1	92,200	32,470
	AIA Group Ltd.[1]	2,338,600	21,766
	Banco Santander, SA1	8,856,538	21,597
	ING Groep NV1	2,789,300	19,377
	Insurance Australia Group Ltd.[1]	3,666,000	14,654
	B3 SA - Brasil, Bolsa, Balcao	1,302,000	13,190
	Sberbank of Russia PJSC (ADR)[1,2]	999,000	11,350
	Sony Financial Holdings Inc.[1]	410,400	9,877
	Other securities		58,197
			237,510

Industrials	Shanghai International Airport Co., Ltd., Class A1	3,091,967	31,361
14.69%	Aena SME, SA, non-registered shares[1,2]	121,450	16,168
	Airbus SE, non-registered shares[1,2]	216,160	15,382
	ASSA ABLOY AB, Class B1	681,100	13,829
	SAAB AB, Class B1,2	510,000	12,711
	Singapore Technologies Engineering Ltd[1]	5,270,000	12,506
	Deutsche Post AG1,2	342,000	12,476
	Recruit Holdings Co., Ltd.[1]	350,100	11,968
	Airports of Thailand PCL, foreign registered[1]	5,250,000	10,297
	Other securities		54,440
			191,138

Health care	Novartis AG1	502,545	43,667
12.55%	Daiichi Sankyo Company, Ltd.[1]	453,000	36,995
	Takeda Pharmaceutical Company, Ltd.[1]	518,353	18,500
	Fresenius SE & Co. KGaA[1,2]	283,701	14,004
	Chugai Pharmaceutical Company, Ltd.[1]	228,900	12,236
	Aier Eye Hospital Group Co., Ltd., Class A1	1,784,955	11,008
	Other securities		26,926
			163,336

Consumer	Sony Corp.[1]	498,900	34,165
discretionary	LVMH Moët Hennessy-Louis Vuitton SE1	48,000	21,024
11.14%	GVC Holdings PLC[1]	1,975,100	18,097
	Galaxy Entertainment Group Ltd.[1]	2,365,000	16,058
	Kering SA1	29,000	15,752
	Taylor Wimpey PLC[1]	7,352,400	12,971
	Alibaba Group Holding Ltd.[1,2]	430,800	11,641
	Other securities		15,234
			144,942

Utilities	E.ON SE1	3,629,500	40,806
9.15%	SSE PLC[1]	1,320,450	22,295
	ENN Energy Holdings Ltd.[1]	1,658,000	18,621
	National Grid PLC[1]	887,664	10,870
	Ørsted AS1	92,807	10,703
	Other securities		15,821
			119,116

Communication	SoftBank Group Corp.[1]	580,800	29,265
services	Yandex NV, Class A2	470,000	23,509
6.65%	Tencent Holdings Ltd.[1]	297,700	19,123
	Other securities		14,575
			86,472

American Funds Insurance Series     53

International Growth and Income Fund

			Value
Common stocks (continued)		Shares	(000)
Information	SUMCO Corp.[1]	1,230,000	$18,830
technology	ASML Holding NV1	47,800	17,522
4.03%	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	1,520,000	16,085
			52,437

Consumer staples	British American Tobacco PLC[1]	548,402	21,070
3.89%	Imperial Brands PLC[1]	557,516	10,617
	Other securities		18,953
			50,640

Materials	Rio Tinto PLC[1]	243,800	13,719
3.83%	UPL Ltd.[1,2]	2,118,000	11,961
	Air Liquide SA, non-registered shares[1]	79,200	11,412
	Other securities		12,780
			49,872

Real estate	Sun Hung Kai Properties Ltd.[1]	1,241,000	15,816
2.80%	CK Asset Holdings Ltd.[1]	2,626,000	15,615
	Other securities		4,943
			36,374

Energy	Other securities		22,204
1.71%	Total common stocks (cost: $1,056,951,000)		1,154,041

Preferred securities 0.50%
Energy	Other securities		6,478
0.50%	Total preferred securities (cost: $5,126,000)		6,478

Rights & warrants 0.62%
Health care	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,3]	958,500	5,734
0.62%	Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,2,3]	382,799	2,290
			8,024
	Total rights & warrants (cost: $8,134,000)		8,024

		Principal amount
Bonds, notes & other debt instruments 0.66%		(000)
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Bonds & notes	Other securities		4,738
of governments &
government agencies
outside the U.S.
0.37%

Corporate bonds & notes 0.29%
Health care	Other securities		3,823
0.29%	Total bonds, notes & other debt instruments (cost: $9,513,000)		8,561

54     American Funds Insurance Series

International Growth and Income Fund

		Value
Short-term securities 9.32%	Shares	(000)
Money market investments 9.32%
Capital Group Central Cash Fund 0.18%[4]	1,213,278	$121,340
Total short-term securities (cost: $121,328,000)		121,340

Total investment securities 99.80% (cost: $1,201,052,000)		1,298,444
Other assets less liabilities 0.20%		2,540
Net assets 100.00%		$1,300,984

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,088,755,000, which represented 83.69% of the net assets of the fund. This amount includes $1,080,727,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,918,000, which represented .76% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series     55

Capital Income Builder

Summary investment portfolio June 30, 2020	unaudited

			Value
Common stocks 70.00%		Shares	(000)

Health care	Gilead Sciences, Inc.	302,403	$23,267
11.51%	AbbVie Inc.	225,462	22,136
	Amgen Inc.	75,995	17,924
	GlaxoSmithKline PLC[1]	865,174	17,530
	Novartis AG1	152,562	13,256
	AstraZeneca PLC[1]	52,858	5,510
	AstraZeneca PLC (ADR)	11,454	606
	Other securities		10,470
			110,699

Consumer staples	British American Tobacco PLC[1]	550,162	21,138
9.86%	Philip Morris International Inc.	262,907	18,419
	Coca-Cola Company	207,076	9,252
	General Mills, Inc.	130,025	8,016
	Nestlé SA1	58,460	6,458
	Altria Group, Inc.	131,620	5,166
	Other securities		26,345
			94,794

Utilities	Dominion Energy, Inc.	177,399	14,401
9.02%	National Grid PLC[1]	720,349	8,821
	Iberdrola, SA, non-registered shares[1]	716,931	8,304
	E.ON SE1	734,500	8,258
	SSE PLC[1]	443,987	7,496
	EDP - Energias de Portugal, SA1	1,291,886	6,161
	Enel SpA[1]	619,762	5,339
	Other securities		27,908
			86,688

Financials	Zurich Insurance Group AG1	25,819	9,093
9.00%	CME Group Inc., Class A	41,952	6,819
	Münchener Rückversicherungs-Gesellschaft AG1	20,578	5,340
	Truist Financial Corp.	139,222	5,228
	JPMorgan Chase & Co.	50,001	4,703
	DBS Group Holdings Ltd.[1]	312,400	4,673
	Other securities		50,676
			86,532

Information	Broadcom Inc.	84,199	26,574
technology	Microsoft Corp.	96,458	19,630
8.08%	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	790,800	8,368
	Intel Corp.	82,778	4,953
	Other securities		18,178
			77,703

Real estate	Crown Castle International Corp. REIT	117,596	19,680
6.15%	Digital Realty Trust, Inc. REIT	37,881	5,383
	CK Asset Holdings Ltd.[1]	891,000	5,298
	Other securities		28,763
			59,124

56     American Funds Insurance Series

Capital Income Builder

			Value
Common stocks		Shares	(000)
Energy	Chevron Corp.	108,909	$9,718
4.40%	TC Energy Corp. (CAD denominated)	133,253	5,693
	TC Energy Corp.	36,765	1,576
	Enbridge Inc. (CAD denominated)	216,401	6,580
	Other securities		18,693
			42,260

Communication	Verizon Communications Inc.	143,888	7,933
services	BCE Inc. (CAD denominated)	179,328	7,479
4.26%	Nippon Telegraph and Telephone Corp.[1]	208,800	4,861
	Other securities		20,643
			40,916

Industrials	United Parcel Service, Inc., Class B	63,582	7,069
3.74%	Raytheon Technologies Corp.	80,975	4,990
	Other securities		23,888
			35,947

Materials	Dow Inc.	181,570	7,401
2.91%	Other securities		20,591
			27,992

Consumer	Other securities		10,286
discretionary	Total common stocks (cost: $613,582,000)		672,941
1.07%

Preferred securities 0.09%
Information	Other securities		808
technology	Total preferred securities (cost: $689,000)		808
0.09%

Rights & warrants 0.00%
Energy	Other securities		—	[2]
0.00%	Total rights & warrants (cost: $0)		—	[2]

Convertible stocks 1.36%
Utilities	Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	9,000	912
0.44%	Other securities		3,302
			4,214

Information	Broadcom Inc., Series A, cumulative convertible preferred shares,
technology	8.00% 2022	3,638	4,054
0.42%

Real estate	Crown Castle International Corp. REIT, Series A, convertible preferred shares,
0.15%	6.875% 2020	968	1,438

American Funds Insurance Series     57

Capital Income Builder

			Value
Convertible stocks (continued)		Shares	(000)
Other	Other securities		$3,389
0.35%	Total convertible stocks (cost: $12,012,000)		13,095

		Principal amount
Convertible bonds & notes 0.06%		(000)
Consumer	Other securities		544
discretionary	Total convertible bonds & notes (cost: $541,000)		544
0.06%

Bonds, notes & other debt instruments 24.34%
U.S. Treasury bonds & notes 8.96%
U.S. Treasury	U.S. Treasury 0.125% 2022	$20,800	20,788
8.11%	U.S. Treasury 0.375% 2025	13,757	13,819
	U.S. Treasury 2.00% 2025[3]	13,200	14,334
	U.S. Treasury 1.875% 2026	6,300	6,849
	U.S. Treasury 0.13%–2.00% 2022–2050[3]	21,458	22,216
			78,006

U.S. Treasury	U.S. Treasury Inflation-Protected Securities 0.13%–0.25% 2025–2050[3,4]	7,611	8,156
inflation-protected	Total U.S. Treasury bonds & notes		86,162
securities
0.85%

Mortgage-backed obligations 7.22%
Federal agency	Fannie Mae Pool #MA4042 2.00% 2035[5]	15,895	16,458
mortgage-backed	Fannie Mae Pool #CA5540 3.00% 2050[5]	5,581	5,932
obligations	Fannie Mae 3.50%–5.00% 2033–2049[5]	4,496	4,901
6.75%	Freddie Mac Pool #SD7512 3.00% 2050[5]	7,699	8,199
	Freddie Mac 3.50%–4.50% 2048–2049[5]	1,453	1,576
	Uniform Mortgage-Backed Security 3.50% 2050[5,6]	10,080	10,601
	Uniform Mortgage-Backed Securities 2.50%–3.00% 2035[5,6]	4,125	4,319
	Other securities		12,852
			64,838

Other	Other securities		4,574
0.47%	Total mortgage-backed obligations		69,412

Corporate bonds & notes 6.98%
Utilities	Virginia Electric and Power Co. 4.00% 2046	85	102
1.01%	Other securities		9,599
			9,701

Health care	AbbVie Inc. 2.95%–4.25% 2026–2049[7]	461	515
1.01%	Amgen Inc. 3.375% 2050	150	165
	Novartis Capital Corp. 1.75%–2.00% 2025–2027	328	345
	Other securities		8,628
			9,653

58     American Funds Insurance Series

Capital Income Builder

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
Consumer staples	British American Tobacco PLC 3.22%–4.91% 2026–2049	$1,540	$1,705
0.50%	Philip Morris International Inc. 3.375% 2029	450	512
	Other securities		2,534
			4,751

Information	Broadcom Corp. 3.875% 2027	370	400
technology	Broadcom Inc. 5.00% 2030[7]	805	927
0.40%	Other securities		2,507
			3,834

Other	Other securities		39,138
4.06%	Total corporate bonds & notes		67,077

Bonds & notes of governments & government agencies outside the U.S. 0.14%
Bonds & notes	Other securities		1,339
of governments &
government agencies
outside the U.S.
0.14%

Other bonds & notes 1.04%
	Other securities		10,027
	Total bonds, notes & other debt instruments (cost: $225,620,000)		234,017

Short-term securities 5.56%		Shares
Money market investments 5.56%
	Capital Group Central Cash Fund 0.18%[8]	500,631	50,070
	Goldman Sachs Financial Square Government Fund 0.15%[8,9]	3,395,926	3,396
			53,466
	Total short-term securities (cost: $53,463,000)		53,466

	Total investment securities 101.41% (cost: $905,907,000)		974,871
	Other assets less liabilities (1.41)%		(13,570)
	Net assets 100.00%		$961,301

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities on loan. The total value of securities on loan was $3,593,000, which represented .37% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

American Funds Insurance Series     59

Capital Income Builder

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[10]	6/30/2020[11]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	130	September 2020	$(32,500)	$(32,414)	$(12)
90 Day Euro Dollar Futures	Short	80	March 2021	(20,000)	(19,960)	(7)
90 Day Euro Dollar Futures	Short	168	March 2022	(42,000)	(41,924)	(15)
2 Year U.S. Treasury Note Futures	Long	15	October 2020	3,000	3,312	1
5 Year U.S. Treasury Note Futures	Long	91	October 2020	9,100	11,442	30
10 Year U.S. Treasury Note Futures	Short	23	September 2020	(2,300)	(3,201)	(12)
10 Year Ultra U.S. Treasury Note Futures	Short	31	September 2020	(3,100)	(4,882)	(24)
20 Year U.S. Treasury Bond Futures	Long	7	September 2020	700	1,250	18
30 Year Ultra U.S. Treasury Bond Futures	Long	56	September 2020	5,600	12,217	114
						$93

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
MXN2,100	USD95	Goldman Sachs	7/20/2020	$(4)

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	0.11%	5/18/2024	$6,200	$— [2]	$—	$— [2]
3-month USD-LIBOR	0.337%	5/18/2025	21,500	(19)	—	(19)
U.S. EFFR	0.1275%	6/25/2025	2,700	(6)	—	(6)
U.S. EFFR	0.0975%	6/30/2025	1,460	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025	1,190	(1)	—	(1)
U.S. EFFR	0.105%	6/30/2025	2,700	(2)	—	(2)
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	26	—	26
3-month USD-LIBOR	0.807%	5/18/2050	1,800	55	—	55
					$—	$52

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection

						Unrealized
				Value at	Upfront	appreciation
Receive		Expiration	Notional	6/30/2020	receipts	at 6/30/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$3,444	$(24)	$(251)	$227

60 American Funds Insurance Series

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $273,388,000, which represented 28.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,514,000, which represented .26% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $22,007,000, which represented 2.29% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 6/30/2020.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts
CAD = Canadian dollars
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     61

Asset Allocation Fund

Summary investment portfolio June 30, 2020	unaudited

			Value
Common stocks 59.62%		Shares	(000)
Information	Microsoft Corp.	5,441,900	$1,107,481
technology	Broadcom Inc.	1,490,000	470,259
14.52%	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	343,839
	ASML Holding NV (New York registered) (ADR)	795,900	292,915
	ASML Holding NV1	70,000	25,661
	MKS Instruments, Inc.	2,200,000	249,128
	VeriSign, Inc.[2]	1,100,000	227,513
	Dell Technologies Inc., Class C2	3,250,000	178,555
	Other securities		938,740
			3,834,091

Health care	Johnson & Johnson	3,885,000	546,348
11.48%	UnitedHealth Group Inc.	1,322,300	390,012
	Humana Inc.	965,000	374,179
	Gilead Sciences, Inc.	3,647,800	280,662
	Cigna Corp.	1,275,000	239,254
	Abbott Laboratories	2,200,000	201,146
	Thermo Fisher Scientific Inc.	507,000	183,706
	Vertex Pharmaceuticals Inc.[2]	550,000	159,670
	Other securities		655,341
			3,030,318

Financials	Chubb Ltd.	2,200,000	278,564
9.23%	First Republic Bank	1,980,000	209,860
	CME Group Inc., Class A	977,200	158,834
	Apollo Global Management, Inc., Class A	2,769,732	138,265
	Bank of America Corp.	5,750,000	136,563
	JPMorgan Chase & Co.	1,400,000	131,684
	Other securities		1,383,859
			2,437,629

Consumer	Amazon.com, Inc.[2]	171,400	472,862
discretionary	Home Depot, Inc.	1,113,000	278,818
5.26%	Aramark	8,000,000	180,560
	Other securities		456,858
			1,389,098

Consumer staples	Philip Morris International Inc.	7,343,000	514,451
4.83%	Nestlé SA1	3,130,000	345,787
	Nestlé SA (ADR)	900,000	99,396
	Altria Group, Inc.	3,300,000	129,525
	Other securities		184,718
			1,273,877

Industrials	Northrop Grumman Corp.	1,249,400	384,115
4.16%	Lockheed Martin Corp.	663,000	241,942
	CSX Corp.	2,038,000	142,130
	L3Harris Technologies, Inc.	791,100	134,226
	Other securities		195,431
			1,097,844

Communication	Charter Communications, Inc., Class A2	727,126	370,863
services	Facebook, Inc., Class A2	952,100	216,194
3.72%	Other securities		394,665
			981,722

62     American Funds Insurance Series

Asset Allocation Fund

			Value
Common stocks		Shares	(000)
Materials	Dow Inc.	4,800,000	$195,648
2.86%	LyondellBasell Industries NV	2,368,100	155,631
	Other securities		404,438
			755,717

Utilities	Enel SpA[1]	24,000,000	206,764
1.48%	CMS Energy Corp.	2,284,700	133,472
	Other securities		49,295
			389,531

Energy	Other securities		337,131
1.28%

Real estate	Crown Castle International Corp. REIT	755,000	126,349
0.80%	Other securities		84,827
			211,176
	Total common stocks (cost: $10,640,057,000)		15,738,134

Rights & warrants 0.00%
Other	Other securities		133
0.00%	Total rights & warrants (cost: $181,000)		133

Convertible stocks 0.63%
Information	Broadcom Inc., Series A, cumulative convertible preferred shares,
technology	8.00% 2022	60,000	66,861
0.25%

Other	Other securities		100,262
0.38%	Total convertible stocks (cost: $154,257,000)		167,123

		Principal amount
Convertible bonds & notes 0.00%		(000)
Communication	Other securities		71
services	Total convertible bonds & notes (cost: $101,000)		71
0.00%

Bonds, notes & other debt instruments 33.05%
Corporate bonds & notes 13.30%
Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$7,405	8,053
2.36%	Other securities		615,296
			623,349

Health care	UnitedHealth Group Inc. 2.38%–4.45% 2024–2048	14,200	17,007
1.99%	Other securities		510,034
			527,041

American Funds Insurance Series     63

Asset Allocation Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds & notes (continued)
Utilities	Other securities		$470,370
1.78%

Communication	CCO Holdings LLC and CCO Holdings Capital Corp. 2.80%–5.75% 2025–2051[3]	$32,594	33,583
services	Other securities		333,739
1.39%			367,322

Industrials	Northrop Grumman Corp. 2.55%–5.25% 2022–2050	13,454	15,313
1.04%	Other securities		258,848
			274,161

Consumer	Amazon.com, Inc. 1.50%–2.80% 2023–2060	11,555	11,823
discretionary	Home Depot, Inc. 2.70%–4.50% 2028–2050	19,294	22,364
0.92%	Other securities		209,411
			243,598

Consumer staples	Nestlé Holdings, Inc. 3.35% 2023[3]	750	816
0.82%	Philip Morris International Inc. 1.88%–3.38% 2021–2030	13,663	14,607
	Other securities		200,236
			215,659

Information	Broadcom Corp. 3.875% 2027	3,060	3,311
technology	Broadcom Inc. 3.13%–5.00% 2022–2030[3]	45,777	51,495
0.80%	Broadcom Ltd. 3.50%–3.63% 2024–2028	2,187	2,329
	Microsoft Corp. 2.53%–4.20% 2027–2050	11,250	13,861
	Other securities		141,396
			212,392

Other	Other securities		578,658
2.20%	Total corporate bonds & notes		3,512,550

U.S. Treasury bonds & notes 10.32%
U.S. Treasury	U.S. Treasury 2.50% 2021	200,000	202,718
8.67%	U.S. Treasury 2.50% 2024	225,000	243,475
	U.S. Treasury 1.375% 2025	131,900	138,562
	U.S. Treasury 0.625% 2030	174,477	173,945
	U.S. Treasury 2.375% 2049[4]	103,700	128,014
	U.S. Treasury 2.00% 2050[4]	131,548	150,590
	U.S. Treasury 0.13%–3.00% 2020–2049[4]	1,195,247	1,252,209
			2,289,513

U.S. Treasury	U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	100,974	135,026
inflation-protected	U.S. Treasury Inflation-Protected Securities 0.13%–1.00% 2024–2050[4,5]	278,644	300,565
securities			435,591
1.65%	Total U.S. Treasury bonds & notes		2,725,104

Mortgage-backed obligations 8.55%
Federal agency	Fannie Mae 0%–7.50% 2021–2049[6,7]	284,078	304,340
mortgage-backed	Government National Mortgage Assn. 2.50% 2050[6,8]	127,582	133,981
obligations	Government National Mortgage Assn. 3.00%–4.50% 2048–2050[6,8]	333,349	353,346
8.24%	Uniform Mortgage-Backed Security 2.50% 2050[6,8]	213,217	221,323

64     American Funds Insurance Series

Asset Allocation Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
	Uniform Mortgage-Backed Security 3.00% 2050[6,8]	$203,153	$213,613
	Uniform Mortgage-Backed Security 3.50% 2050[6,8]	147,711	155,364
	Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[6,8]	386,355	404,676
	Other securities		387,369
			2,174,012

Other	Other securities		82,566
0.31%	Total mortgage-backed obligations		2,256,578

Federal agency bonds & notes 0.05%
	Fannie Mae 1.875% 2026	13,000	14,005

Other 0.83%
	Other securities		217,692
	Total bonds, notes & other debt instruments (cost: $8,377,384,000)		8,725,929

Short-term securities 11.51%		Shares
Money market investments 11.51%
	Capital Group Central Cash Fund 0.18%[9]	29,928,879	2,993,187
	Goldman Sachs Financial Square Government Fund 0.15%[9,10]	45,304,569	45,304
			3,038,491
	Total short-term securities (cost: $3,038,192,000)		3,038,491

	Total investment securities 104.81% (cost: $22,210,172,000)		27,669,881
	Other assets less liabilities (4.81)%		(1,271,034)
	Net assets 100.00%		$26,398,847

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,597,000, which represented .15% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $9,374,000, an aggregate cost of $9,168,000, and which represented .04% of the net assets of the fund) were acquired from 9/26/2013 to 9/4/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series     65

Asset Allocation Fund

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[11]	6/30/2020[12]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	3,513	October 2020	$702,600	$775,769	$121
5 Year U.S. Treasury Note Futures	Long	1,746	October 2020	174,600	219,546	568
10 Year U.S. Treasury Note Futures	Long	35	September 2020	3,500	4,871	19
10 Year Ultra U.S. Treasury Note Futures	Short	1,117	September 2020	(111,700)	(175,910)	(726)
20 Year U.S. Treasury Bond Futures	Long	911	September 2020	91,100	162,670	709
30 Year Ultra U.S. Treasury Bond Futures	Long	280	September 2020	28,000	61,084	57
						$748

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

						Unrealized
				Value at	Upfront	appreciation
Receive/		Expiration	Notional	6/30/2020	receipts	at 6/30/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$100	$1	$1	$ —[13]

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

						Net
					Net	unrealized		Value of
					realized	appreciation	Dividend	affiliates at
	Beginning			Ending	gain	(depreciation)	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.29%
Information technology 0.00%
MKS Instruments, Inc.[14]	2,800,000	200,000	800,000	2,200,000	$13,498	$967	$1,160	$—
Health care 0.04%
NuCana PLC (ADR)[2,15]	1,189,677	742,476	—	1,932,153	—	(694)	—	10,434
Consumer discretionary 0.25%
Kontoor Brands, Inc.	3,250,000	450,000	—	3,700,000	—	(79,883)	1,820	65,897
Total 0.29%					$13,498	$(79,610)	$2,980	$76,331

66     American Funds Insurance Series

Asset Allocation Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,138,575,000, which represented 4.31% of the net assets of the fund. This amount includes $1,119,010,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,109,444,000, which represented 4.20% of the net assets of the fund.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,317,000, which represented .04% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.
[13]	Amount less than one thousand.
[14]	Unaffiliated issuer at 6/30/2020.
[15]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,“ was $47,984,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     67

Global Balanced Fund

Summary investment portfolio June 30, 2020	unaudited

			Value
Common stocks 58.88%		Shares	(000)
Information	ASML Holding NV1	32,700	$11,986
technology	Taiwan Semiconductor Manufacturing Company, Ltd.[1]	860,000	9,101
13.45%	Broadcom Inc.	26,895	8,488
	Microsoft Corp.	40,420	8,226
	PagSeguro Digital Ltd., Class A2	154,528	5,461
	Tokyo Electron Ltd.[1]	11,800	2,896
	Visa Inc., Class A	14,600	2,820
	Keyence Corp.[1]	5,800	2,422
	Other securities		4,189
			55,589

Health care	AstraZeneca PLC[1]	102,050	10,638
11.13%	Merck & Co., Inc.	116,325	8,995
	Humana Inc.	14,800	5,739
	Coloplast A/S, Class B1	23,150	3,589
	Fisher & Paykel Healthcare Corp. Ltd.[1]	134,000	3,099
	Pfizer Inc.	78,500	2,567
	UnitedHealth Group Inc.	8,045	2,373
	Other securities		9,011
			46,011

Consumer staples	Philip Morris International Inc.	110,300	7,728
8.31%	Nestlé SA1	59,100	6,529
	British American Tobacco PLC[1]	156,300	6,005
	Altria Group, Inc.	131,700	5,169
	Keurig Dr Pepper Inc.	106,000	3,010
	Other securities		5,883
			34,324

Financials	Zurich Insurance Group AG1	13,940	4,909
7.35%	Berkshire Hathaway Inc., Class A2	16	4,277
	JPMorgan Chase & Co.	43,800	4,120
	B3 SA - Brasil, Bolsa, Balcao	376,000	3,809
	BlackRock, Inc.	5,730	3,118
	S&P Global Inc.	8,000	2,636
	Other securities		7,504
			30,373

Industrials	Lockheed Martin Corp.	7,300	2,664
5.82%	SMC Corp.[1]	5,000	2,552
	Boeing Company	12,700	2,328
	Other securities		16,515
			24,059

Consumer	Home Depot, Inc.	20,475	5,129
discretionary	Amazon.com, Inc.[2]	1,375	3,793
4.40%	Alibaba Group Holding Ltd.[1,2]	109,600	2,962
	Ocado Group PLC[1,2]	109,500	2,749
	LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,525
	Other securities		1,012
			18,170

68     American Funds Insurance Series

Global Balanced Fund

Common stocks		Shares	Value (000)
Real estate	Crown Castle International Corp. REIT	23,940	$4,006
2.90%	Equinix, Inc. REIT	3,755	2,637
	American Tower Corp. REIT	9,800	2,534
	Other securities		2,810
			11,987

Materials	Givaudan SA1	815	3,031
2.57%	Other securities		7,610
			10,641

Communication	Alphabet Inc., Class C2	2,160	3,053
services	Verizon Communications Inc.	49,500	2,729
2.24%	Nintendo Co., Ltd.[1]	5,700	2,536
	Other securities		955
			9,273

Other	Other securities		2,918
0.71%	Total common stocks (cost: $183,353,000)		243,345

Bonds, notes & other debt instruments 36.11%		Principal amount (000)
U.S. Treasury bonds & notes 14.20%
U.S. Treasury	U.S. Treasury 0.375% 2022	$9,765	9,802
12.41%	U.S. Treasury 0.50% 2025	9,785	9,888
	U.S. Treasury 1.50% 2030[3]	14,168	15,312
	U.S. Treasury 2.375% 2049[3]	6,898	8,515
	U.S. Treasury 1.88%–2.88% 2022–2050[3]	6,900	7,789
			51,306

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.875% 2029[4]	3,352	3,825
inflation-protected	U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2029–2049[3,4]	2,818	3,558
securities 1.79%			7,383
	Total U.S. Treasury bonds & notes		58,689

Bonds & notes of governments & government agencies outside the U.S. 14.14%
	Germany (Federal Republic of) 0%–0.50% 2025–2050[4]	€3,639	4,289
	Japan, Series 346, 0.10% 2027	¥304,250	2,856
	Japan, Series 358, 0.10% 2030	488,100	4,555
	Japan 0.10%–1.70% 2020–2044[4]	988,369	9,557
	Other securities		37,193
			58,450

Corporate bonds & notes 6.06%
Financials	JPMorgan Chase & Co. 2.55%–4.49% 2021–2031[5]	484	547
1.47%	Other securities		5,531
			6,078

Utilities	Berkshire Hathaway Energy Co. 3.70% 2030[6]	25	29
1.31%	Other securities		5,367
			5,396

American Funds Insurance Series     69

Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care	AstraZeneca PLC 3.50% 2023	¥150	$162
0.79%	Other securities		3,118
			3,280

Consumer	Amazon.com, Inc. 2.50%–3.15% 2024–2050	525	552
discretionary	Other securities		1,791
0.57%			2,343

Consumer staples	Altria Group, Inc. 1.00%–2.20% 2023–2027	€380	445
0.45%	British American Tobacco PLC 3.22%–4.76% 2026–2049	$380	413
	Reynolds American Inc. 4.00% 2022	15	16
	Other securities		981
			1,855

Information	Broadcom Inc. 3.15%–4.15% 2025–2030[6]	140	151
technology	Microsoft Corp. 2.40% 2026	187	204
0.16%	Other securities		311
			666

Other	Other securities		5,425
1.31%	Total corporate bonds & notes		25,043

Mortgage-backed obligations 1.64%
Federal agency	Uniform Mortgage-Backed Security 2.50% 2050[7,8]	2,653	2,754
mortgage-backed	Uniform Mortgage-Backed Securities 3.50%–4.00% 2050[7,8]	1,321	1,395
obligations	Other securities		351
1.10%			4,500

Other	Other securities		2,285
mortgage-backed	Total mortgage-backed obligations		6,785
securities
0.54%

Other 0.07%
	Other securities		287
	Total bonds, notes & other debt instruments (cost: $145,164,000)		149,254

Short-term securities 5.67%
Money market investments 5.67%
Capital Group Central Cash Fund 0.18%[9]	234,095	23,412
Total short-term securities (cost: $23,409,000)		23,412

Total investment securities 100.66% (cost: $351,926,000)		416,011
Other assets less liabilities (0.66)%		(2,723)
Net assets 100.00%		$413,288

70     American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[10]	6/30/2020[11]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	15	October 2020	$1,500	$1,886	$6
10 Year Ultra U.S. Treasury Note Futures	Short	6	September 2020	(600)	(945)	(5)
						$1

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
CZK12,000	EUR445	JPMorgan Chase	7/2/2020	$6
EUR451	CZK12,000	JPMorgan Chase	7/2/2020	— [12]
JPY72,000	USD663	Goldman Sachs	7/6/2020	4
GBP30	USD37	Barclays Bank PLC	7/6/2020	— [12]
GBP205	USD258	HSBC Bank	7/6/2020	(4)
CAD1,400	USD1,037	Morgan Stanley	7/6/2020	(5)
JPY66,000	USD619	Bank of America	7/6/2020	(7)
USD500	CZK11,700	Standard Chartered Bank	7/9/2020	7
JPY107,900	USD994	Barclays Bank PLC	7/9/2020	6
EUR900	USD1,008	Bank of New York Mellon	7/9/2020	4
CZK11,700	EUR440	Standard Chartered Bank	7/9/2020	(1)
CZK5,450	USD232	HSBC Bank	7/9/2020	(2)
EUR217	USD246	HSBC Bank	7/9/2020	(2)
USD510	CAD700	Citibank	7/9/2020	(6)
USD957	CNH6,860	UBS AG	7/9/2020	(12)
USD490	ILS1,700	Bank of America	7/10/2020	(1)
USD245	MXN5,500	Citibank	7/13/2020	6
USD11	ZAR180	Standard Chartered Bank	7/13/2020	— [12]
ILS2,000	USD579	Standard Chartered Bank	7/13/2020	(2)
EUR400	USD452	Citibank	7/13/2020	(3)
EUR1,241	USD1,403	JPMorgan Chase	7/13/2020	(9)
MXN8,300	USD382	Citibank	7/13/2020	(22)
USD513	JPY55,000	Goldman Sachs	7/14/2020	4
EUR1,594	USD1,811	Barclays Bank PLC	7/14/2020	(20)
USD522	ILS1,800	JPMorgan Chase	7/15/2020	2
USD118	JPY12,600	Citibank	7/15/2020	1
EUR400	USD456	Morgan Stanley	7/15/2020	(6)
CAD2,335	USD1,731	HSBC Bank	7/15/2020	(11)
NOK10,850	USD1,148	HSBC Bank	7/15/2020	(21)
KRW341,300	USD283	Standard Chartered Bank	7/16/2020	1
GBP200	EUR222	Goldman Sachs	7/16/2020	(2)
USD280	KRW341,285	JPMorgan Chase	7/16/2020	(3)
GBP726	USD910	Citibank	7/16/2020	(10)
ILS2,600	USD745	HSBC Bank	7/17/2020	6
AUD775	USD530	UBS AG	7/17/2020	5
USD245	MXN5,550	JPMorgan Chase	7/17/2020	4
CAD10	USD7	Standard Chartered Bank	7/17/2020	— [12]
EUR460	USD519	Morgan Stanley	7/17/2020	(2)

American Funds Insurance Series     71

Global Balanced Fund

Forward currency contracts (continued)

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
GBP200	USD251	Bank of New York Mellon	7/17/2020	$(3)
PLN1,400	USD357	Citibank	7/17/2020	(3)
USD708	MXN15,615	Goldman Sachs	7/20/2020	31
USD152	CNH1,080	Standard Chartered Bank	7/20/2020	— [12]
EUR615	USD693	Bank of New York Mellon	7/20/2020	(2)
USD61	BRL300	JPMorgan Chase	7/21/2020	6
BRL48	USD9	Standard Chartered Bank	7/21/2020	— [12]
USD859	ILS2,960	Standard Chartered Bank	7/22/2020	4
USD233	MYR1,000	Standard Chartered Bank	7/22/2020	— [12]
MYR1,000	USD234	Standard Chartered Bank	7/22/2020	(1)
USD217	ZAR3,800	HSBC Bank	7/22/2020	(1)
USD476	BRL2,536	JPMorgan Chase	7/23/2020	10
USD337	EUR300	Morgan Stanley	7/23/2020	(1)
USD352	PLN1,400	Bank of America	7/23/2020	(2)
USD397	MYR1,700	Standard Chartered Bank	7/27/2020	1
CZK12,000	EUR450	JPMorgan Chase	8/7/2020	— [12]
USD165	BRL900	JPMorgan Chase	8/7/2020	(1)
				$(57)

Swap contracts

Interest rate swaps
							Unrealized
						Upfront	(depreciation)
					Value at	premium	appreciation
		Expiration	Notional		6/30/2020	paid	at 6/30/2020
Receive	Pay	date	(000)		(000)	(000)	(000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF	1,141,000	$(5)	$—	$(5)
1.01%	6-month HUF-BUBOR	2/25/2022		600,000	12	—	12
0.965%	6-month HUF-BUBOR	2/26/2022		895,000	16	—	16
(0.0955)%	6-month EURIBOR	7/22/2024		€2,200	13	—	13
6-month HUF-BUBOR	1.39%	11/11/2029	HUF	161,000	(5)	—	(5)
6-month HUF-BUBOR	1.80%	1/22/2030		95,000	(14)	—	(14)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN	2,400	(73)	—	(73)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF	136,500	(22)	—	(22)
6-month HUF-BUBOR	1.79%	2/26/2030		136,500	(20)	—	(20)
						$—	$(98)

72     American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $113,585,000, which represented 27.48% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $114,000, which represented .03% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $8,885,000, which represented 2.15% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
BUBOR = Budapest Interbank Offered Rate	MXN = Mexican pesos
CAD = Canadian dollars	MYR = Malaysian ringgits
CNH = Chinese yuan renminbi	NOK = Norwegian kroner
CZK = Czech korunas	PLN = Polish zloty
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	USD/$ = U.S. dollars
GBP = British pounds	WIBOR = Warsaw Interbank Offer Rate
HUF = Hungarian forints	ZAR = South African rand
ILS = Israeli shekels

See notes to financial statements.

American Funds Insurance Series     73

Bond Fund

Summary investment portfolio June 30, 2020	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 97.67%		(000)	(000)
Corporate bonds & notes 38.25%
Financials	Intesa Sanpaolo SpA 5.017% 2024[1]	$67,843	$69,554
9.60%	Intesa Sanpaolo SpA 3.38%–5.71% 2023–2028[1]	32,991	34,477
	Other securities		891,606
			995,637

Energy	Petróleos Mexicanos 6.875% 2026	43,810	41,495
5.63%	Other securities		542,736
			584,231

Utilities	Edison International 3.13%–5.75% 2022–2028	16,750	17,936
5.08%	Pacific Gas and Electric Co. 1.75%–6.35% 2020–2050[2]	109,876	115,412
	Southern California Edison Co. 2.85%–5.95% 2021–2050	106,765	125,398
	Other securities		268,112
			526,858

Health care	Teva Pharmaceutical Finance Co. BV 2.80% 2023	56,064	53,136
4.73%	Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	39,351
	Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	120,655	120,454
	Other securities		277,418
			490,359

Consumer	Other securities		421,476
discretionary
4.06%

Consumer staples	Other securities		267,256
2.58%

Communication	Other securities		227,753
services
2.20%

Industrials	Other securities		204,372
1.97%

Information	Broadcom Corp. 3.875% 2027	14,860	16,078
technology	Broadcom Inc. 4.25% 2026[1]	41,375	46,105
1.80%	Broadcom Inc. 4.75% 2029[1]	61,009	69,289
	Broadcom Inc. 3.15%–3.63% 2024–2025[1]	8,000	8,577
	Other securities		46,156
			186,205

Other	Other securities		62,253
0.60%	Total corporate bonds & notes		3,966,400

Mortgage-backed obligations 28.50%
Federal agency	Fannie Mae Pool #AJ9355 3.00% 2027[3]	107	112
mortgage-backed	Fannie Mae Pool #CA0858 3.50% 2047[3]	47,482	50,189
obligations	Fannie Mae Pool #FM0007 3.50% 2049[3]	40,442	43,476
27.63%	Fannie Mae Pool #CA5912 2.50% 2050[3]	124,753	130,884
	Fannie Mae Pool #CA5701 2.50% 2050[3]	114,562	120,452

74     American Funds Insurance Series

Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
	Fannie Mae 3.00%–9.12% 2023–2059[3,4]	$312,064	$334,966
	Freddie Mac 3.50% 2047[3]	44,237	46,752
	Freddie Mac 3.50% 2047[3]	43,947	46,528
	Freddie Mac Pool #SD7509 3.00% 2049[3]	57,549	61,310
	Freddie Mac Pool #QA4673 3.00% 2049[3]	46,062	49,460
	Freddie Mac Pool #SD7514 3.50% 2050[3]	47,392	50,886
	Freddie Mac 0%–5.50% 2021–2050[3,4]	286,957	309,401
	Government National Mortgage Assn. 2.50% 2050[3,5]	173,100	181,782
	Government National Mortgage Assn. Pool #MA5817 4.00% 2049[3]	55,134	58,510
	Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	60,402	65,661
	Government National Mortgage Assn. 4.00%–5.00% 2049[3]	38,263	40,796
	Uniform Mortgage-Backed Security 2.00% 2035[3,5]	297,150	306,877
	Uniform Mortgage-Backed Security 2.50% 2035[3,5]	334,518	349,622
	Uniform Mortgage-Backed Security 2.50% 2050[3,5]	192,804	200,135
	Uniform Mortgage-Backed Security 3.00% 2050[3,5]	100,000	105,149
	Uniform Mortgage-Backed Security 4.00% 2050[3,5]	183,583	194,533
	Uniform Mortgage-Backed Security 4.50% 2050[3,5]	66,937	71,931
	Uniform Mortgage-Backed Securities 3.00%–3.50% 2035–2050[3,5]	18,090	19,022
	Other securities		26,478
			2,864,912

Other	Other securities		90,131
0.87%	Total mortgage-backed obligations		2,955,043

U.S. Treasury bonds & notes 22.97%
U.S. Treasury	U.S. Treasury 2.625% 2023	70,000	75,928
19.66%	U.S. Treasury 2.75% 2023	173,600	186,240
	U.S. Treasury 2.125% 2024	72,100	77,834
	U.S. Treasury 2.125% 2024[6]	72,100	77,643
	U.S. Treasury 0.25% 2025	140,050	139,869
	U.S. Treasury 0.25% 2025	81,433	81,283
	U.S. Treasury 0.375% 2025	70,600	70,917
	U.S. Treasury 2.875% 2025[6]	96,200	108,665
	U.S. Treasury 2.875% 2025	72,100	81,065
	U.S. Treasury 1.375% 2026[6]	75,000	79,349
	U.S. Treasury 1.625% 2026	50,000	53,681
	U.S. Treasury 1.75% 2026	40,800	44,188
	U.S. Treasury 0.50% 2027[6]	212,200	212,476
	U.S. Treasury 2.25% 2027[6]	120,200	135,338
	U.S. Treasury 2.25% 2027[6]	72,100	80,521
	U.S. Treasury 2.875% 2028	72,100	85,376
	U.S. Treasury 1.125% 2040	88,288	87,460
	U.S. Treasury 2.25% 2049[6]	51,052	61,375
	U.S. Treasury 3.00% 2049[6]	150,000	207,033
	U.S. Treasury 1.25%–8.75% 2020–2050[6]	81,781	92,419
			2,038,660

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2027[6,7]	78,626	85,537
inflation-protected	U.S. Treasury Inflation-Protected Security 0.50% 2028[6,7]	77,974	85,561
securities	U.S. Treasury Inflation-Protected Security 1.00% 2049[6,7]	106,447	142,344
3.31%	U.S. Treasury Inflation-Protected Security 0.25% 2050[7]	26,433	29,712
			343,154
	Total U.S. Treasury bonds & notes		2,381,814

American Funds Insurance Series     75

Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Bonds & notes of governments & government agencies outside the U.S. 3.32%
	Italy (Republic of) 0.95% 2023	€45,000	$51,552
	Japan, Series 20, 0.10% 2025[7]	¥11,441,250	105,411
	Other securities		187,525
			344,488

Asset-backed obligations 2.26%
	Other securities		234,532

Municipals 2.25%
Illinois	G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$22,553	22,791
2.00%	G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,310	109,019
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	743
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,104
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,441
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,361
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	3,926
	Other securities		62,830
			207,215

Other	Other securities		25,975
0.25%	Total municipals		233,190

Federal agency bonds & notes 0.12%
	Fannie Mae 2.125% 2026	11,910	12,984
	Total bonds, notes & other debt instruments (cost: $9,593,431,000)		10,128,451

Common stocks 0.00%		Shares
Other	Other securities		55
0.00%	Total common stocks (cost: $605,000)		55

Rights & warrants 0.00%
Energy	Other securities		—[8]
0.00%	Total rights & warrants (cost: $18,000)		—[8]

Short-term securities 15.05%
Money market investments 15.05%
	Capital Group Central Cash Fund 0.18%[9]	15,608,123	1,560,968
	Total short-term securities (cost: $1,561,082,000)		1,560,968

	Total investment securities 112.72% (cost: $11,155,136,000)		11,689,474
	Other assets less liabilities (12.72)%		(1,319,171)
	Net assets 100.00%		$10,370,303

76     American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $1,729,000, which represented .02% of the net assets of the fund.

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[10]	6/30/2020[11]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	8,002	March 2022	$(2,000,500)	$(1,996,899)	$(1,117)
2 Year U.S. Treasury Note Futures	Long	4,554	October 2020	910,800	1,005,651	158
5 Year Euro-Bobl Futures	Short	1,473	September 2020	€(147,300)	(223,380)	(1,060)
5 Year U.S. Treasury Note Futures	Long	18,481	October 2020	$1,848,100	2,323,841	6,308
10 Year Euro-Bund Futures	Short	496	September 2020	€(49,600)	(98,367)	(1,054)
10 Year U.S. Treasury Note Futures	Short	1,329	September 2020	$(132,900)	(184,959)	(1,365)
10 Year Ultra U.S. Treasury Note Futures	Short	3,029	September 2020	(302,900)	(477,020)	(2,235)
30 Year Euro-Buxl Futures	Long	245	September 2020	€24,500	60,546	1,423
30 Year Ultra U.S. Treasury Bond Futures	Long	90	September 2020	$9,000	19,634	172
						$1,230

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD34,862	MXN755,000	Goldman Sachs	7/6/2020	$2,038
USD122,735	EUR109,250	Citibank	7/6/2020	(22)
USD98,493	JPY10,730,000	Standard Chartered Bank	7/9/2020	(892)
USD13,461	JPY1,445,000	Morgan Stanley	7/16/2020	76
USD51,859	EUR46,000	Bank of New York Mellon	7/20/2020	155
KRW37,816,057	USD31,778	JPMorgan Chase	7/24/2020	(338)
KRW112,842,000	USD93,109	Morgan Stanley	7/27/2020	710
				$1,727

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(2,280)	$—	$(2,280)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(2,317)	—	(2,317)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(2,464)	—	(2,464)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(21,654)	—	(21,654)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,655)	—	(1,655)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(652)	—	(652)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,380)	—	(1,380)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,663	—	1,663
					$—	$(30,739)

American Funds Insurance Series     77

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,393,295,000, which represented 13.44% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,605,000, which represented .19% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
G.O. = General Obligation
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

78     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Summary investment portfolio June 30, 2020	unaudited

			Principal amount	Value
Bonds, notes & other debt instruments 96.43%			(000)	(000)
Euros	Belgium (Kingdom of) 0% 2027		€9,160	$10,518
18.52%	Belgium (Kingdom of) 0.80%–0.80% 2027–2028		9,810	11,948
	Germany (Federal Republic of) 0% 2030		9,000	10,609
	Germany (Federal Republic of) 0%–0.50% 2026–2050[1]		11,882	14,602
	Goldman Sachs Group, Inc. 3.375% 2025[2]		5,000	6,271
	Greece (Hellenic Republic of) 3.45% 2024		9,595	11,968
	Greece (Hellenic Republic of) 3.375% 2025		10,805	13,660
	Greece (Hellenic Republic of) 3.75% 2028		9,564	12,885
	Greece (Hellenic Republic of) 3.875% 2029		10,824	14,904
	Greece (Hellenic Republic of) 1.50% 2030		10,670	12,324
	Israel (State of) 1.50%–1.50% 2027–2029		1,500	1,804
	Italy (Republic of) 0.10% 2023[1]		25,258	28,969
	Italy (Republic of) 1.85% 2025		11,220	13,307
	Italy (Republic of) 2.80% 2028		22,918	29,258
	Italy (Republic of) 1.65% 2030		8,102	9,398
	Italy (Republic of) 0.05%–1.35% 2023–2030		6,967	7,832
	Romania 4.625% 2049		11,045	14,243
	Romania 2.00%–4.63% 2030–2049		15,160	17,682
	Russian Federation 2.88%–2.88% 2025–2025		4,500	5,580
	Serbia (Republic of) 3.125% 2027		13,987	16,481
	Serbia (Republic of) 1.50% 2029		4,943	5,219
	State Grid Europe Development (2014) PLC 1.50% 2022		194	221
	State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030		1,406	1,618
	Other securities			114,163
				385,464

Japanese yen	Goldman Sachs Group, Inc. 1.00%–2.80% 2021–2022[2]		¥128,000	1,222
9.37%	Japan, Series 19, 0.10% 2024[1]		1,846,386	17,054
	Japan, Series 18, 0.10% 2024[1]		1,025,165	9,507
	Japan, Series 346, 0.10% 2027		1,040,000	9,764
	Japan, Series 23, 0.10% 2028[1]		1,995,731	18,424
	Japan, Series 356, 0.10% 2029		3,529,000	32,987
	Japan, Series 24, 0.10% 2029[1]		1,610,533	14,920
	Japan, Series 145, 1.70% 2033		2,210,000	24,471
	Japan 0.10%–2.30% 2025–2059[1]		4,520,223	47,255
	United Mexican States 0.62%–0.70% 2021–2022		700,000	6,462
	Other securities			12,926
				194,992

Chinese yuan	China (People’s Republic of), Series 1906, 3.29% 2029	CNY	73,800	10,733
renminbi	China (People’s Republic of), Series 1910, 3.86% 2049		259,860	38,385
4.68%	China Development Bank Corp., Series 2004, 3.43% 2027		73,800	10,524
	China Development Bank Corp., Series 1905, 3.48% 2029		128,200	18,199
	China Development Bank Corp. 3.50%–4.15% 2025–2028		83,100	12,249
	Other securities			7,216
				97,306

British pounds	United Kingdom 4.75% 2030		£14,360	26,226
3.04%	United Kingdom 0.38%–4.25% 2024–2050		23,304	35,397
	Other securities			1,654
				63,277

Canadian dollars	Canada 2.25% 2025	C$	15,900	12,814
1.90%	Canada 2.25% 2029		26,105	22,208
	Canada 1.00%–2.75% 2022–2048		4,550	4,486
				39,508

American Funds Insurance Series     79

Capital World Bond Fund (formerly Global Bond Fund)

			Principal amount	Value
Bonds, notes & other debt instruments (continued)			(000)	(000)
Danish kroner	Nykredit Realkredit AS, Series 01E, 0.50% 2040[3]	DKr	108,121	$16,060
1.88%	Nykredit Realkredit AS, Series 01E, 1.50% 2040[3]		103,266	16,029
	Nykredit Realkredit AS 1.50%–2.50% 2037–2047[3]		45,660	7,146
				39,235

Mexican pesos	Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	99,000	3,403
1.52%	United Mexican States, Series M, 7.50% 2027		279,920	13,577
	United Mexican States, Series M20, 8.50% 2029		178,400	9,195
	United Mexican States 8.00%–8.50% 2038–2047		110,600	5,457
				31,632

Malaysian	Malaysia (Federation of), Series 0418, 4.893% 2038	MYR	64,732	17,627
ringgits	Malaysia (Federation of) 3.76%–4.94% 2030–2048		52,914	13,298
1.48%				30,925

Israeli shekels	Israel (State of) 2.00% 2027	ILS	42,900	13,686
1.16%	Israel (State of) 5.50% 2042		20,200	10,393
				24,079

Russian rubles	Russian Federation 6.90%–8.50% 2023–2034	RUB	1,521,250	23,744
1.14%

South Korean won	South Korea (Republic of), Series 2503, 1.50% 2025	KRW	13,411,000	11,353
0.92%	Other securities			7,747
				19,100

Brazilian reais	Brazil (Federative Republic of) 0% 2020	BRL	91,700	16,861
0.81%

Romanian leu	Romania 4.75% 2025	RON	5,000	1,217
0.06%

U.S. dollars	CCCI Treasure Ltd. 3.43%–3.65% 2049[4]		$3,190	3,167
47.29%	Equinix, Inc. 2.15% 2030		9,390	9,311
	Goldman Sachs Group, Inc. 2.91%–4.75% 2023–2045[4]		12,037	13,492
	Israel (State of) 2.50%–3.88% 2030–2050		7,720	8,545
	Pacific Gas and Electric Co. 2.10% 2027		9,935	9,836
	Petróleos Mexicanos 6.35%–6.95% 2048–2060[2]		924	693
	PETRONAS Capital Ltd. 3.50%–4.55% 2030–2050[2]		1,565	1,896
	Russian Federation 4.25% 2027		1,400	1,568
	State Grid Overseas Investment Ltd. 3.50% 2027[2]		5,600	6,201
	T-Mobile US, Inc. 2.55% 2031[2]		9,390	9,447
	U.S. Treasury 2.75% 2025		10,140	11,374
	U.S. Treasury 2.00% 2050		8,100	9,272
	U.S. Treasury 1.13%–3.00% 2023–2048[5]		29,015	32,845
	U.S. Treasury Inflation-Protected Security 0.25% 2029[1,5]		13,735	15,035
	U.S. Treasury Inflation-Protected Security 0.875% 2029[1,5]		19,576	22,344
	U.S. Treasury Inflation-Protected Security 0.125% 2030[1]		20,613	22,288
	U.S. Treasury Inflation-Protected Security 1.00% 2049[1,5]		17,570	23,495
	U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2042–2050[1,5]		13,466	16,685
	Uniform Mortgage-Backed Security 2.00% 2035[3,6]		15,050	15,543
	Uniform Mortgage-Backed Security 2.00% 2050[3,6]		10,000	10,207
	Uniform Mortgage-Backed Security 2.50% 2050[3,6]		28,025	29,091

80     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
	Uniform Mortgage-Backed Securities 2.50%–3.50% 2035–2050[3,6]	$12,000	$12,589
	United Mexican States 3.25%–5.00% 2025–2051	5,605	5,834
	Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[4]	11,775	12,176
	Other securities		681,092
			984,026

Other	Other securities		55,091
2.66%	Total bonds, notes & other debt instruments (cost: $1,943,661,000)		2,006,457

Convertible bonds & notes 0.00%
U.S. dollars	Other securities		6
0.00%	Total convertible bonds & notes (cost: $8,000)		6

Convertible stocks 0.00%		Shares
U.S. dollars	Other securities		96
0.00%	Total convertible stocks (cost: $816,000)		96

Common stocks 0.01%
U.S. dollars	Other securities		219
0.01%	Total common stocks (cost: $2,936,000)		219

Rights & warrants 0.00%
U.S. dollars	Other securities		14
0.00%	Total rights & warrants (cost: $22,000)		14

Short-term securities 6.28%
Money market investments 6.28%
	Capital Group Central Cash Fund 0.18%[7]	1,305,640	130,577
	Total short-term securities (cost: $130,578,000)		130,577
	Total investment securities 102.72% (cost: $2,078,021,000)		2,137,369
	Other assets less liabilities (2.72)%		(56,568)
	Net assets 100.00%		$2,080,801

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $267,000, which represented .01% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,783,000, which represented .23% of the net assets of the fund. One security in “Other securities” (with a value of $28,000, an aggregate cost of $116,000, and which represented less than .01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series     81

Capital World Bond Fund (formerly Global Bond Fund)

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[8]	6/30/2020[9]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year Euro-Bobl Futures	Short	59	September 2020	€(5,900)	$(8,947)	$(42)
5 Year U.S. Treasury Note Futures	Short	72	October 2020	$(7,200)	(9,053)	(63)
10 Year Euro-Bund Futures	Long	121	September 2020	€12,100	23,997	261
10 Year U.S. Treasury Note Futures	Short	201	September 2020	$(20,100)	(27,974)	(157)
10 Year Ultra U.S. Treasury Note Futures	Short	225	September 2020	(22,500)	(35,434)	(174)
20 Year U.S. Treasury Bond Futures	Long	11	September 2020	1,100	1,964	9
30 Year Euro-Buxl Futures	Long	50	September 2020	€5,000	12,356	290
						$124

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD4,101	MXN91,990	Standard Chartered Bank	7/6/2020	$102
CAD9,500	USD6,787	UBS AG	7/8/2020	210
USD6,833	CAD9,500	UBS AG	7/8/2020	(165)
USD3,130	DKK20,600	Standard Chartered Bank	7/9/2020	24
USD2,118	CNH15,000	Bank of New York Mellon	7/10/2020	(3)
USD6,210	CNH44,100	JPMorgan Chase	7/10/2020	(24)
USD2,912	JPY311,200	Bank of New York Mellon	7/14/2020	29
USD2,078	JPY223,000	Bank of New York Mellon	7/14/2020	12
JPY222,000	USD2,077	Bank of New York Mellon	7/14/2020	(21)
JPY447,000	USD4,187	UBS AG	7/14/2020	(46)
USD2,273	GBP1,830	UBS AG	7/21/2020	5
USD19,540	CNH138,600	Bank of America	7/21/2020	(40)
USD16,421	ILS56,300	JPMorgan Chase	7/27/2020	157
USD6,281	MXN142,000	Citibank	7/27/2020	127
CZK306,030	EUR11,465	JPMorgan Chase	7/27/2020	14
USD2,851	THB88,000	JPMorgan Chase	7/27/2020	4
CHF800	USD845	JPMorgan Chase	7/27/2020	— [10]
USD2,067	EUR1,840	Barclays Bank PLC	7/27/2020	(1)
EUR10,102	DKK75,300	JPMorgan Chase	7/27/2020	(3)
EUR1,639	RON7,960	Citibank	7/27/2020	(3)
SEK23,400	USD2,515	Citibank	7/27/2020	(3)
AUD12,000	USD8,289	JPMorgan Chase	7/27/2020	(7)
PLN12,600	USD3,194	Citibank	7/27/2020	(9)
USD7,408	ZAR129,100	JPMorgan Chase	7/27/2020	(9)
CZK133,600	USD5,645	JPMorgan Chase	7/27/2020	(13)
USD4,134	CZK98,590	Bank of America	7/27/2020	(23)
CAD49,400	USD36,420	JPMorgan Chase	7/27/2020	(29)
GBP5,330	USD6,657	JPMorgan Chase	7/27/2020	(51)
NOK144,985	USD15,204	Citibank	7/27/2020	(139)
EUR56,180	USD63,365	JPMorgan Chase	7/27/2020	(207)
JPY9,971,500	USD93,462	JPMorgan Chase	7/27/2020	(1,079)
KRW6,785,200	USD5,622	Goldman Sachs	7/28/2020	19
COP14,642,500	USD3,936	Standard Chartered Bank	7/28/2020	(49)
USD12,392	MYR53,000	Standard Chartered Bank	7/29/2020	39
USD14,848	BRL81,200	JPMorgan Chase	8/7/2020	(55)
				$(1,237)

82     American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	6/30/2020	(received) paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF16,744,000	$(76)	$(297)	$221
1.01%	6-month HUF-BUBOR	2/25/2022	9,100,000	182	66	116
0.965%	6-month HUF-BUBOR	2/26/2022	13,039,000	232	63	169
6-month HUF-BUBOR	1.39%	11/11/2029	2,335,000	(72)	53	(125)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN35,000	(1,073)	(1,122)	49
6-month HUF-BUBOR	1.80%	1/22/2030	HUF1,418,000	(212)	(137)	(75)
6-month HUF-BUBOR	1.845%	2/25/2030	2,024,500	(325)	(217)	(108)
6-month HUF-BUBOR	1.79%	2/26/2030	2,024,500	(292)	(184)	(108)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥1,620,000	(56)	30	(86)
					$(1,745)	$53

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

						Unrealized
				Value at	Upfront	appreciation
Receive/		Expiration	Notional	6/30/2020	receipts	at 6/30/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$91,850	$1,074	$555	$519

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $273,114,000, which represented 13.13% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,973,000, which represented .43% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 6/30/2020.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars	GBP/£ = British pounds	RON = Romanian leu
BRL = Brazilian reais	HUF = Hungarian forints	RUB = Russian rubles
BUBOR = Budapest Interbank Offered Rate	ILS = Israeli shekels	SEK = Swedish kronor
CAD/C$ = Canadian dollars	JPY/¥ = Japanese yen	SOFR = Secured Overnight Financing Rate
CHF = Swiss francs	KRW = South Korean won	TBA = To-be-announced
CNH/CNY= Chinese yuan renminbi	LIBOR = London Interbank Offered Rate	THB = Thai baht
COP = Colombian pesos	MXN = Mexican pesos	USD/$ = U.S. dollars
CZK = Czech korunas	MYR = Malaysian ringgits	WIBOR = Warsaw Interbank Offer Rate
DKK/DKr = Danish kroner	NOK = Norwegian kroner	ZAR = South African rand
EUR/€ = Euros	PLN = Polish zloty

See notes to financial statements.

American Funds Insurance Series     83

High-Income Bond Fund

Summary investment portfolio June 30, 2020	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 92.29%		(000)	(000)
Corporate bonds & notes 92.27%
Communication	Cablevision Systems Corp. 6.75% 2021	$3,513	$3,698
services	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	3,182	3,298
13.84%	CenturyLink, Inc. 6.75% 2023	2,760	2,974
	Gogo Inc. 9.875% 2024[1]	11,114	9,420
	Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,917
	MDC Partners Inc. 6.50% 2024[1]	5,170	4,824
	Sprint Corp. 6.875% 2028	4,171	5,095
	Sprint Corp. 8.75% 2032	2,165	3,097
	Sprint Corp. 7.63%–11.50% 2021–2026	3,385	3,909
	T-Mobile US, Inc. 3.88%–6.50% 2025–2050[1]	1,333	1,462
	Trilogy International Partners, LLC 8.875% 2022[1]	4,500	3,998
	Univision Communications Inc. 5.125% 2023[1]	3,308	3,348
	Univision Communications Inc. 5.125% 2025[1]	3,195	3,019
	Univision Communications Inc. 6.625% 2027[1]	3,050	2,924
	Other securities		53,542
			108,525

Health care	Bausch Health Companies Inc. 5.00%–9.25% 2026–2030[1]	6,633	6,823
12.90%	Endo Dac / Endo Finance LLC / Endo Finco 6.00%–9.50% 2027–2028[1]	6,477	5,301
	Endo International PLC 5.75%–5.88% 2022–2024[1]	3,837	3,576
	Mallinckrodt PLC 10.00% 2025[1]	8,538	7,236
	Molina Healthcare, Inc. 5.375% 2022	5,264	5,381
	Molina Healthcare, Inc. 4.38%–4.88% 2025–2028[1]	2,698	2,716
	Par Pharmaceutical Inc. 7.50% 2027[1]	4,672	4,810
	Rotech Healthcare Inc., Term Loan,
	(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,4,5,6]	6,046	6,106
	Tenet Healthcare Corp. 4.875% 2026[1]	6,380	6,259
	Tenet Healthcare Corp. 4.63%–8.13% 2022–2027[1]	3,235	3,260
	Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,915	3,711
	Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	4,921
	Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	4,374	4,423
	Valeant Pharmaceuticals International, Inc. 5.88%–9.00% 2023–2027[1]	3,320	3,434
	Other securities		33,228
			101,185

Consumer	Ford Motor Co. 4.35%–9.63% 2023–2030	3,819	4,073
discretionary	Ford Motor Credit Co. 5.125% 2025	3,485	3,502
12.57%	Ford Motor Credit Co. 3.09%–5.58% 2021–2024	2,252	2,181
	PetSmart, Inc. 7.125% 2023[1]	7,039	6,955
	PetSmart, Inc. 5.875% 2025[1]	4,091	4,114
	PetSmart, Inc. 8.875% 2025[1]	3,941	3,946
	Scientific Games Corp. 8.25% 2026[1]	5,279	4,694
	Scientific Games Corp. 5.00%–8.63% 2021–2029[1]	4,109	3,716
	Staples, Inc. 7.50% 2026[1]	3,870	3,049
	Other securities		62,369
			98,599

Materials	Cleveland-Cliffs Inc. 5.75% 2025	3,789	3,237
11.51%	Cleveland-Cliffs Inc. 5.875% 2027	6,060	5,017
	Cleveland-Cliffs Inc. 4.88%–9.88% 2024–2027[1]	5,083	4,826
	First Quantum Minerals Ltd. 7.25% 2022[1]	3,229	3,168
	First Quantum Minerals Ltd. 7.25% 2023[1]	3,072	2,953
	First Quantum Minerals Ltd. 7.50% 2025[1]	8,243	7,906
	First Quantum Minerals Ltd. 6.50%–6.88% 2024–2026[1]	3,687	3,499
	FXI Holdings, Inc. 7.875% 2024[1]	3,530	3,047
	FXI Holdings, Inc. 12.25% 2026[1]	3,976	3,868
	LSB Industries, Inc. 9.625% 2023[1]	3,638	3,516

84      American Funds Insurance Series

High-Income Bond Fund

		Principal amount	Value
Bonds, notes & other debt instruments		(000)	(000)
	Ryerson Inc. 11.00% 2022[1]	$3,113	$3,189
	Venator Materials Corp. 5.75% 2025[1]	5,426	3,876
	Other securities		42,176
			90,278

Industrials	ADT Corp. 3.50% 2022	3,465	3,455
10.51%	Associated Materials, LLC 9.00% 2024[1]	5,773	4,970
	Delta Air Lines, Inc. 7.00% 2025[1]	3,195	3,301
	Dun & Bradstreet Corp. 10.25% 2027[1]	3,497	3,890
	United Airlines Holdings, Inc. 6.50% 2027[1]	4,375	4,397
	Other securities		62,393
			82,406

Energy	CONSOL Energy Inc. 5.875% 2022	3,120	3,075
9.60%	Teekay Corp. 9.25% 2022[1]	3,108	2,995
	Other securities		69,241
			75,311

Financials	Compass Diversified Holdings 8.00% 2026[1]	3,394	3,464
6.60%	FS Energy and Power Fund 7.50% 2023[1]	3,999	3,420
	Navient Corp. 6.50% 2022	3,533	3,482
	Navient Corp. 5.00%–6.13% 2023–2033	6,364	5,762
	Other securities		35,618
			51,746

Information	Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,6]	3,924	3,425
technology	Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	3,341	3,483
6.11%	Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[2,6]	6,753	6,757
	Other securities		34,243
			47,908

Real estate	Iron Mountain Inc. 5.75% 2024	3,027	3,065
3.32%	Iron Mountain Inc. 4.88%–5.25% 2027–2030[1]	5,997	5,901
	Other securities		17,062
			26,028

Utilities	Other securities		22,507
2.87%

Consumer staples	Other securities		19,127
2.44%	Total corporate bonds & notes		723,620

Bonds & notes of governments & government agencies outside the U.S. 0.02%
Bonds & notes	Other securities		194
of governments &
government agencies
outside the U.S.
0.02%

Municipals 0.00%
	Other securities		5
	Total bonds, notes & other debt instruments (cost: $783,720,000)		723,819

American Funds Insurance Series     85

High-Income Bond Fund

		Principal amount	Value
Convertible bonds & notes 0.63%		(000)	(000)
Communication	Gogo Inc., convertible notes, 6.00% 2022	$422	$297
services	Other securities		1,285
0.20%			1,582

Other	Other securities		3,345
0.43%	Total convertible bonds & notes (cost: $4,765,000)		4,927

Convertible stocks 0.50%		Shares
Other	Other securities		3,892
0.50%	Total convertible stocks (cost: $7,788,000)		3,892

Preferred securities 0.23%
Consumer	Other securities		1,789
discretionary	Total preferred securities (cost: $1,655,000)		1,789
0.23%

Common stocks 1.88%
Health care	Rotech Healthcare Inc.[3,4,7,8]	201,793	9,686
1.28%	Other securities		335
			10,021

Materials	First Quantum Minerals Ltd.	44,800	357
0.11%	Other securities		504
			861

Other	Other securities		3,912
0.49%	Total common stocks (cost: $21,518,000)		14,794

Rights & warrants 0.02%
Other	Other securities		147
0.02%	Total rights & warrants (cost: $216,000)		147

Short-term securities 4.84%
Money market investments 4.84%
	Capital Group Central Cash Fund 0.18%[9]	379,651	37,969
	Total short-term securities (cost: $37,962,000)		37,969

	Total investment securities 100.39% (cost: $857,624,000)		787,337
	Other assets less liabilities (0.39)%		(3,086)
	Net assets 100.00%		$784,251

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

86     American Funds Insurance Series

High-Income Bond Fund

Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
					Upfront	Unrealized
				Value at	premium	depreciation
	Pay/	Expiration	Notional	6/30/2020	received	at 6/30/2020
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$12,160	$84	$(235)	$319

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $464,508,000, which represented 59.23% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $51,618,000, which represented 6.58% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $21,408,000, which represented 2.73% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Security did not produce income during the last 12 months.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Rate represents the seven-day yield at 6/30/2020.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$9,686	1.24%
Other securities	11/15/2016-8/31/2018	1,319	1,505.19
Total private placement securities		$5,650	$11,191	1.43%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     87

American Funds Mortgage Fund (formerly Mortgage Fund)

Summary investment portfolio June 30, 2020	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 96.81%		(000)	(000)
Mortgage-backed obligations 91.85%
Federal agency	Fannie Mae Pool #AL9335 3.872% 2040[1,2]	$1,629	$1,711
mortgage-backed	Fannie Mae Pool #AL9327 3.406% 2041[1,2]	1,450	1,526
obligations	Fannie Mae Pool #AL9326 3.743% 2041[1,2]	2,055	2,163
87.49%	Fannie Mae Pool #CA2804 4.50% 2048[1]	2,992	3,216
	Fannie Mae Pool #CA4867 3.00% 2049[1,3]	4,891	5,271
	Fannie Mae Pool #CA5496 3.00% 2050[1]	9,932	10,744
	Fannie Mae 2.50%–5.00% 2031–2049[1,2,3]	6,489	6,954
	Freddie Mac Pool #C91883 4.00% 2036[1]	3,627	3,908
	Freddie Mac Pool #RA1339 3.00% 2049[1]	3,720	3,952
	Freddie Mac Pool #QA8936 3.00% 2050[1]	7,973	8,494
	Freddie Mac Pool #SD7514 3.50% 2050[1,3]	12,796	13,739
	Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[1]	1,746	1,861
	Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	5,060
	Freddie Mac 3.10%–5.00% 2034–2049[1,2,3]	5,346	5,811
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	2.939% 2056[1,2]	1,387	1,479
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,362	1,460
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	5,099	5,608
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	3,008	3,261
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,256	2,547
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 2028[1]	6,352	6,935
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 2028[1]	1,762	1,910
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75% 2029[1]	1,891	1,997
	Government National Mortgage Assn. 4.25% 2044[1]	1,551	1,718
	Government National Mortgage Assn. 2.50% 2050[1,4]	5,000	5,251
	Government National Mortgage Assn. 2.50% 2050[1,4]	3,500	3,668
	Government National Mortgage Assn. Pool #AA7301 3.50% 2043[1]	1,515	1,624
	Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1,4]	13,221	14,153
	Uniform Mortgage-Backed Security 2.00% 2035[1,4]	41,500	42,858
	Uniform Mortgage-Backed Security 2.50% 2035[1,4]	11,500	12,019
	Uniform Mortgage-Backed Security 3.00% 2035[1,4]	41,432	43,543
	Uniform Mortgage-Backed Security 3.00% 2050[1,4]	1,406	1,480
	Uniform Mortgage-Backed Security 3.50% 2050[1,4]	12,585	13,237
	Uniform Mortgage-Backed Security 4.50% 2050[1,4]	5,250	5,642
	Uniform Mortgage-Backed Securities 2.50%–4.00% 2050[1,4]	1,088	1,131
	Other securities		5,021
			250,952

Collateralized	Other securities		12,498
mortgage-backed	Total mortgage-backed obligations		263,450
obligations (privately
originated)
4.36%

U.S. Treasury bonds & notes 4.07%
U.S. Treasury	U.S. Treasury 0.125% 2023	3,500	3,496
2.95%	U.S. Treasury 1.25% 2050	5,155	4,950
			8,446

U.S. Treasury	U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	129	192
inflation-protected	U.S. Treasury Inflation-Protected Security 0.75% 2042[3,5]	2,523	3,029
securities
1.12%			3,221
	Total U.S. Treasury bonds & notes		11,667

88     American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund)

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)
Asset-backed obligations 0.89%
Other securities		$2,561
Total bonds, notes & other debt instruments (cost: $271,718,000)		277,678

Short-term securities 47.13%
Commercial paper 24.85%
Apple Inc. 0.12% due 7/8/2020[6]	$8,000	8,000
Chariot Funding, LLC 0.25% due 9/25/2020[6]	7,000	6,998
Coca-Cola Co. 0.18% due 11/20/2020[6]	6,850	6,845
Eli Lilly and Co. 0.12% due 8/4/2020[6]	7,000	6,996
Emerson Electric Co. 0.10%–0.15% due 7/6/2020–8/11/2020[6]	8,000	7,997
ExxonMobil Corp. 0.26% due 9/25/2020	3,450	3,449
Merck & Co. Inc. 0.20% due 8/27/2020[6]	8,000	7,998
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/1/2020	5,000	5,000
Nordea Bank AB 0.05% due 7/1/2020[6]	3,000	3,000
Paccar Financial Corp. 0.12% due 7/9/2020	2,000	2,000
Pfizer Inc. 0.21% due 10/16/2020[6]	5,000	4,997
Simon Property Group, LP 0.15% due 7/23/2020[6]	8,000	8,000
		71,280

Federal agency discount notes 16.00%
Federal Farm Credit Banks 0.12%–0.20% due 7/10/2020–11/6/2020	15,000	14,995
Federal Home Loan Bank 0.11%–0.12% due 7/20/2020–8/21/2020	20,800	20,797
Tennessee Valley Authority 0.11% due 7/15/2020	10,100	10,099
		45,891

U.S. Treasury bills 6.28%
U.S. Treasury Bills 0.08%–0.10% due 7/2/2020–7/21/2020	18,000	17,999
Total short-term securities (cost: $135,172,000)		135,170

Total investment securities 143.94% (cost: $406,890,000)		412,848
Other assets less liabilities (43.94)%		(126,023)
Net assets 100.00%		$286,825

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security that was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security that was valued under fair value procedures was $750,000, which represented .26% of the net assets of the fund.

American Funds Insurance Series     89

American Funds Mortgage Fund (formerly Mortgage Fund)

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[7]	6/30/2020[8]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	207	September 2020	$(51,750)	$(51,613)	$(18)
90 Day Euro Dollar Futures	Short	123	March 2021	(30,750)	(30,689)	(6)
5 Year U.S. Treasury Note Futures	Long	226	October 2020	22,600	28,418	66
10 Year U.S. Treasury Note Futures	Long	1	September 2020	100	139	1
10 Year Ultra U.S. Treasury Note Futures	Short	62	September 2020	(6,200)	(9,764)	(50)
20 Year U.S. Treasury Bond Futures	Long	14	September 2020	1,400	2,500	11
30 Year Ultra U.S. Treasury Bond Futures	Long	19	September 2020	1,900	4,145	30
						$34

Swap contracts

Interest rate swaps
					Upfront	Unrealized
				Value at	premium	depreciation
		Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.322%	5/2/2024	$10,100	$(797)	$—	$(797)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(1,843)	—	(1,843)
U.S. EFFR	0.11%	5/18/2024	9,400	— [9]	—	— [9]
U.S. EFFR	0.1275%	6/25/2025	4,400	(9)	—	(9)
U.S. EFFR	0.0975%	6/30/2025	2,387	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025	1,913	(2)	—	(2)
U.S. EFFR	0.105%	6/30/2025	4,300	(3)	—	(3)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(1,054)	—	(1,054)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(1,581)	—	(1,581)
3-month USD-LIBOR	1.961%	1/9/2050	2,400	(677)	—	(677)
					$—	$(5,967)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,618,000, which represented .91% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $74,419,000, which represented 25.95% of the net assets of the fund.

[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

90     American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2020	unaudited

	Principal amount	Value
Short-term securities 99.93%	(000)	(000)
Commercial paper 68.21%
Amazon.com, Inc. 0.14% due 7/20/2020[1]	$10,000	$9,999
Caisse d’Amortissement de la Dette Sociale 0.15% due 7/8/2020	10,000	10,000
Chariot Funding, LLC 0.15% due 7/29/2020[1]	4,700	4,699
CRC Funding, LLC 0.23% due 9/17/2020[1]	10,000	9,995
Credit Agricole North America, Inc. 0.20% due 8/13/2020	4,400	4,399
DBS Bank Ltd. 0.21% due 8/21/2020[1]	6,500	6,499
Eli Lilly and Co. 0.15% due 7/28/2020[1]	10,000	9,996
Emerson Electric Co. 0.85% due 7/1/2020[1]	10,000	10,000
ExxonMobil Corp. 0.23% due 10/6/2020	10,000	9,995
Henkel of America, Inc. 0.30% due 8/6/2020[1]	7,600	7,599
Inova Health System Foundation 0.22% due 9/17/2020	7,900	7,897
Kaiser Foundation Hospitals 0.25% due 8/5/2020	8,700	8,697
Liberty Street Funding LLC 0.25% due 8/4/2020[1]	10,000	9,998
L’Oréal USA, Inc. 0.25% due 7/28/2020[1]	10,000	9,999
LVMH Moët Hennessy Louis Vuitton Inc. 0.18%–0.25% due 7/16/2020–8/19/2020[1]	10,800	10,799
Merck & Co. Inc. 0.25% due 8/13/2020[1]	6,800	6,799
Mizuho Bank, Ltd. 0.24% due 8/20/2020[1]	10,000	9,997
Nederlandse Waterschapsbank NV 0.19% due 8/25/2020[1]	5,800	5,799
Novartis Finance Corp. 0.20% due 7/20/2020[1]	10,000	9,999
OMERS Finance Trust 0.14% due 7/3/2020	10,000	10,000
Oversea-Chinese Banking Corp. Ltd. 0.21% due 8/27/2020[1]	800	800
Pfizer Inc. 0.22% due 10/30/2020[1]	10,900	10,892
Siemens Capital Co. LLC 0.11% due 7/6/2020[1]	10,500	10,500
Simon Property Group, LP 0.20% due 7/27/2020[1]	8,400	8,399
Société Générale 0.26% due 8/14/2020[1]	5,000	4,999
Starbird Funding Corp. 0.07% due 7/1/2020[1]	8,000	8,000
Sumitomo Mitsui Banking Corp. 0.25% due 8/5/2020[1]	10,000	9,999
Victory Receivables Corp. 0.23% due 8/24/2020[1]	8,000	7,996
		234,750

Bills & notes of governments & government agencies outside the U.S. 17.95%
Alberta (Province of) 0.18%–0.20% due 8/20/2020–9/14/2020[1]	10,500	10,497
British Columbia (Province of) 0.07% due 7/13/2020	5,000	5,000
Canada Bill 0.16% due 8/12/2020	9,400	9,399
Denmark (Kingdom of) 0.15%–0.24% due 7/8/2020–7/31/2020	11,300	11,300
KFW 0.18% due 8/10/2020[1]	10,000	9,999
Oesterreich Kontrollbank 0.22% due 10/22/2020	5,600	5,597
Québec (Province of) 0.16% due 8/17/2020[1]	10,000	9,999
		61,791

Federal agency discount notes 7.00%
Fannie Mae 0.20% due 10/16/2020	5,700	5,697
Federal Home Loan Bank 0.13% due 7/27/2020–8/19/2020	13,400	13,398
Freddie Mac 0.13% due 8/19/2020	5,000	4,999
		24,094

U.S. Treasury bills 6.77%
U.S. Treasury Bills 0.08%–0.15% due 7/2/2020–10/13/2020	23,300	23,296
Total short-term securities (cost: $343,921,000)		343,931

Total investment securities 99.93% (cost: $343,921,000)		343,931
Other assets less liabilities 0.07%		255
Net assets 100.00%		$344,186

American Funds Insurance Series     91

Ultra-Short Bond Fund

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $214,257,000, which represented 62.25% of the net assets of the fund.

See notes to financial statements.

92     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio June 30, 2020	unaudited

		Principal amount	Value
Bonds, notes & other debt instruments 93.58%		(000)	(000)
Mortgage-backed obligations 57.56%
Federal agency	Fannie Mae Pool #AP7553 3.00% 2042[1]	$22,474	$24,088
mortgage-backed	Fannie Mae Pool #CA5229 3.00% 2050[1]	30,248	32,616
obligations	Fannie Mae Pool #FM2179 3.00% 2050[1]	11,827	12,650
57.56%	Fannie Mae 2.72%–9.12% 2022–2049[1,2]	30,723	33,566
	Freddie Mac Pool #QA8801 3.00% 2050[1]	49,691	52,815
	Freddie Mac 0.58%–4.22% 2022–2049[1,2]	14,804	15,958
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 2028[1]	36,532	39,879
	Government National Mortgage Assn. 4.50% 2049[1]	14,125	15,092
	Government National Mortgage Assn. 2.50% 2050[1,3]	46,800	49,147
	Government National Mortgage Assn. 3.50% 2050[1,3]	15,413	16,265
	Government National Mortgage Assn. 3.00%–6.50% 2038–2061[1]	16,840	18,547
	Uniform Mortgage-Backed Security 2.00% 2035[1,3]	217,355	224,470
	Uniform Mortgage-Backed Security 2.00% 2035[1,3]	121,790	125,568
	Uniform Mortgage-Backed Security 2.50% 2035[1,3]	60,000	62,709
	Uniform Mortgage-Backed Security 2.00% 2050[1,3]	15,966	16,297
	Uniform Mortgage-Backed Security 3.00% 2050[1,3]	59,000	62,038
	Uniform Mortgage-Backed Security 3.50% 2050[1,3]	83,539	87,867
	Uniform Mortgage-Backed Security 3.50% 2050[1,3]	70,084	73,709
	Uniform Mortgage-Backed Security 4.50% 2050[1,3]	15,431	16,582
	Uniform Mortgage-Backed Securities 2.00%–4.00% 2035–2050[1,3]	15,040	15,704
	Other securities		135,131
			1,130,698

Federal agency bonds & notes 19.03%
	Fannie Mae 2.875% 2023	36,000	39,014
	Fannie Mae 0.63%–7.13% 2021–2030	14,900	16,129
	Federal Home Loan Bank 3.375% 2023	16,715	18,357
	Federal Home Loan Bank 3.25%–5.50% 2028–2036	6,800	8,205
	Freddie Mac 2.375% 2021	40,000	40,541
	Private Export Funding Corp. 3.266% 2021[4]	34,000	35,291
	Private Export Funding Corp. 3.55% 2024	3,190	3,535
	Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,727
	Tennessee Valley Authority 0.75%–5.88% 2025–2060	9,705	11,686
	U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,455
	U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	43,356
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	42,625	47,465
	U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	2,500	2,524
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,843	3,469
	U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,523
	U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,249
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,700
	U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	44,025	46,939
	Other securities		3,673
			373,838

U.S. Treasury bonds & notes 16.99%
U.S. Treasury	U.S. Treasury 1.75% 2022	45,700	47,085
14.85%	U.S. Treasury 1.625% 2026	50,000	53,731
	U.S. Treasury 2.25% 2049[5]	25,700	30,896
	U.S. Treasury 2.375% 2049[5]	13,000	16,048
	U.S. Treasury 2.875% 2049[5]	26,000	35,164
	U.S. Treasury 3.00% 2049[5]	22,500	31,055
	U.S. Treasury 1.25% 2050[5]	42,800	41,098
	U.S. Treasury 0.63%–2.88% 2022–2046	33,100	36,545
			291,622

American Funds Insurance Series     93

U.S. Government/AAA-Rated Securities Fund

		Principal amount	Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	$14,970	$17,968
inflation-protected	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2049[5,6]	20,649	24,160
securities			42,128
2.14%	Total U.S. Treasury bonds & notes		333,750
	Total bonds, notes & other debt instruments (cost: $1,770,195,000)		1,838,286

Short-term securities 42.61%
Commercial paper 22.09%
	Apple Inc. 0.14% due 9/2/2020[4]	45,000	44,989
	CAFCO, LLC 0.16% due 7/20/2020[4]	25,000	24,999
	Chariot Funding, LLC 0.15%–0.25% due 8/3/2020–9/25/2020[4]	30,000	29,994
	CRC Funding, LLC 0.23% due 9/21/2020[4]	15,000	14,991
	Eli Lilly and Co. 0.15% due 7/28/2020[4]	20,000	19,992
	Emerson Electric Co. 0.15% due 8/13/2020[4]	13,500	13,488
	ExxonMobil Corp. 0.18%–0.19% due 8/24/2020–9/3/2020	34,300	34,290
	Johnson & Johnson 0.11%–0.15% due 8/3/2020–9/8/2020[4]	38,225	38,217
	Merck & Co. Inc. 0.25% due 8/13/2020[4]	25,000	24,997
	OMERS Finance Trust 0.14% due 7/13/2020[4]	20,000	19,999
	Paccar Financial Corp. 0.10%–0.12% due 7/2/2020–7/9/2020	49,000	49,000
	Pfizer Inc. 0.21%–0.23% due 10/16/2020–10/28/2020[4]	50,000	49,966
	Simon Property Group, LP 0.15%–0.15% due 7/20/2020–7/23/2020[4]	30,500	30,498
	Other securities		38,587
			434,007

Federal agency discount notes 18.23%
	Federal Farm Credit Banks 0.12%–0.22% due 8/7/2020–11/6/2020	110,700	110,658
	Federal Home Loan Bank 0.03%–0.27% due 7/1/2020–9/15/2020	233,700	233,663
	Tennessee Valley Authority 0.11% due 7/15/2020	13,700	13,699
			358,020

U.S. Treasury bills 2.29%
	U.S. Treasury Bills 0.10%–0.11% due 7/21/2020–7/23/2020	45,000	44,996
	Total short-term securities (cost: $837,023,000)		837,023

	Total investment securities 136.19% (cost: $2,607,218,000)		2,675,309
	Other assets less liabilities (36.19)%		(710,931)
	Net assets 100.00%		$1,964,378

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

94     American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[7]	6/30/2020[8]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
30 Day Federal Funds Futures	Short	1,028	October 2020	$(428,368)	$(428,175)	$(90)
30 Day Federal Funds Futures	Short	759	January 2021	(316,275)	(316,196)	(1)
90 Day Euro Dollar Futures	Short	4,418	September 2020	(1,104,500)	(1,101,573)	(251)
90 Day Euro Dollar Futures	Short	841	March 2021	(210,250)	(209,830)	(38)
2 Year U.S. Treasury Note Futures	Short	255	October 2020	(51,000)	(56,311)	(2)
5 Year U.S. Treasury Note Futures	Long	2,405	October 2020	240,500	302,410	838
10 Year U.S. Treasury Note Futures	Short	445	September 2020	(44,500)	(61,932)	(167)
10 Year Ultra U.S. Treasury Note Futures	Short	628	September 2020	(62,800)	(98,900)	(1,408)
20 Year U.S. Treasury Bond Futures	Long	225	September 2020	22,500	40,177	253
30 Year Ultra U.S. Treasury Bond Futures	Long	1,159	September 2020	115,900	252,843	1,085
						$219

Swap contracts

Interest rate swaps
						Unrealized
					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
1.309%	U.S. EFFR	12/16/2020	$356,850	$1,141	$—	$1,141
1.33075%	U.S. EFFR	12/16/2020	236,600	769	—	769
2.5775%	U.S. EFFR	7/16/2022	181,639	4,836	—	4,836
1.2525%	U.S. EFFR	2/14/2023	156,941	5,141	—	5,141
U.S. EFFR	0.11%	5/18/2024	163,600	(4)	—	(4)
U.S. EFFR	0.126%	6/25/2025	20,100	(38)	—	(38)
U.S. EFFR	0.1275%	6/25/2025	20,100	(40)	—	(40)
U.S. EFFR	0.1275%	6/25/2025	28,500	(56)	—	(56)
U.S. EFFR	0.0975%	6/30/2025	15,429	(7)	—	(7)
U.S. EFFR	0.105%	6/30/2025	28,500	(23)	—	(23)
U.S. EFFR	0.106%	6/30/2025	35,063	(30)	—	(30)
U.S. EFFR	0.093%	7/2/2025	25,600	(5)	—	(5)
U.S. EFFR	0.096%	7/2/2025	25,500	(8)	—	(8)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(2,174)	—	(2,174)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,795	—	1,795
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,793	—	1,793
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,445	—	1,445
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,374	—	1,374
U.S. EFFR	0.5385%	3/26/2030	49,000	(755)	—	(755)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	854	—	854
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(1,356)	—	(1,356)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,682)	—	(1,682)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,682)	—	(1,682)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(131)	—	(131)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(5,477)	—	(5,477)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(8,307)	—	(8,307)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(8,429)	—	(8,429)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(4,947)	—	(4,947)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(728)	—	(728)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(4,034)	—	(4,034)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(1,683)	—	(1,683)
3-month USD-LIBOR	1.934%	12/12/2049	15,000	(4,117)	—	(4,117)
3-month USD-LIBOR	1.935%	12/17/2049	17,280	(4,750)	—	(4,750)
3-month USD-LIBOR	2.007%	12/19/2049	16,300	(4,798)	—	(4,798)

American Funds Insurance Series     95

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)
						Unrealized
					Upfront	appreciation
				Value at	premium	(depreciation)
		Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.045%	12/27/2049	$15,100	$(4,604)	$—	$(4,604)
3-month USD-LIBOR	2.0375%	1/6/2050	8,480	(2,568)	—	(2,568)
3-month USD-LIBOR	1.961%	1/9/2050	17,700	(4,995)	—	(4,995)
3-month USD-LIBOR	1.678%	2/21/2050	15,865	(3,274)	—	(3,274)
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(139)	—	(139)
					$—	$(51,693)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $381,008,000, which represented 19.40% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,020,000, which represented 2.39% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced USD/$ = U.S. dollars

See notes to financial statements.

96     American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2020	unaudited

		Value
Growth funds 80.77%	Shares	(000)
American Funds Insurance Series – Growth Fund, Class 1	4,337,694	$384,320
Total growth funds (cost: $325,521,000)		384,320

Fixed income funds 11.85%
American Funds Insurance Series – Bond Fund, Class 1	4,800,568	56,359
Total fixed income funds (cost: $55,586,000)		56,359

Short-term securities 4.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	20,768,279	20,768
Total short-term securities (cost: $20,768,000)		20,768

Total investment securities 96.98% (cost: $401,875,000)		461,447
Other assets less liabilities 3.02%		14,347
Net assets 100.00%		$475,794

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[2]	6/30/2020[3]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	1,830	September 2020	$183,000	$230,108	$521
Euro Stoxx 50 Index Contracts	Short	115	September 2020	€(1)	(4,176)	(58)
FTSE 100 Index Contracts	Short	88	September 2020	£(1)	(6,693)	28
S&P Mid 400 E-mini Index Contracts	Short	16	September 2020	$(2)	(2,847)	(31)
Mini MSCI Emerging Market Index Contracts	Short	81	September 2020	(4)	(3,992)	(57)
Nikkei 225 Index Contracts	Short	4	September 2020	¥(4)	(829)	20
Russell 2000 Mini Index Contracts	Short	74	September 2020	$(4)	(5,319)	(142)
S&P 500 E-mini Index Contracts	Short	934	September 2020	(47)	(144,312)	(1,226)
Euro Currency Contracts	Short	33	September 2020	€(4,125)	(4,642)	47
British Pound Currency Contracts	Short	95	September 2020	£(5,937)	(7,361)	147
Japanese Yen Currency Contracts	Short	7	September 2020	¥(87,500)	(811)	3
						$(748)

American Funds Insurance Series     97

Managed Risk Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

						Net
					Net	unrealized		Value of
					realized	appreciation	Dividend	affiliates at
	Beginning			Ending	gain	(depreciation)	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth funds 80.77%
American Funds Insurance Series –
Growth Fund, Class 1	4,413,020	2,704,845	2,780,171	4,337,694	$19,348	$14,700	$1,044	$384,320
Fixed income funds 11.85%
American Funds Insurance Series –
Bond Fund, Class 1	5,970,036	4,753,074	5,922,542	4,800,568	3,228	(1,124)	278	56,359
Total 92.62%					$22,576	$13,576	$1,322	$440,679

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

See notes to financial statements.

98     American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2020	unaudited

		Value
Growth funds 80.16%	Shares	(000)
American Funds Insurance Series – International Fund, Class 1	6,722,659	$124,235
Total growth funds (cost: $123,593,000)		124,235

Fixed income funds 10.54%
American Funds Insurance Series – Bond Fund, Class 1	1,391,875	16,340
Total fixed income funds (cost: $16,266,000)		16,340

Short-term securities 5.51%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	8,534,973	8,535
Total short-term securities (cost: $8,535,000)		8,535

Total investment securities 96.21% (cost: $148,394,000)		149,110
Other assets less liabilities 3.79%		5,881
Net assets 100.00%		$154,991

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[2]	6/30/2020[3]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	591	September 2020	$59,100	$74,314	$169
Russell 2000 Mini Index Contracts	Short	4	September 2020	— [4]	(288)	(6)
FTSE 100 Index Contracts	Short	53	September 2020	£(1)	(4,031)	27
S&P 500 E-mini Index Contracts	Short	18	September 2020	$(1)	(2,781)	(11)
Euro Stoxx 50 Index Contracts	Short	398	September 2020	€(4)	(14,452)	(201)
Mini MSCI Emerging Market Index Contracts	Short	430	September 2020	$(21)	(21,193)	(335)
Nikkei 225 Index Contracts	Short	46	September 2020	¥(46)	(9,531)	168
British Pound Currency Contracts	Short	58	September 2020	£(3,625)	(4,494)	124
Euro Currency Contracts	Short	113	September 2020	€(14,125)	(15,896)	176
Japanese Yen Currency Contracts	Short	87	September 2020	¥(1,087,500)	(10,082)	35
						$146

American Funds Insurance Series     99

Managed Risk International Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	(loss) gain	depreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth funds 80.16%
American Funds Insurance Series –
International Fund, Class 1	6,417,163	3,607,142	3,301,646	6,722,659	$(274)	$(13,491)	$291	$124,235

Fixed income funds 10.54%
American Funds Insurance Series –
Bond Fund, Class 1	2,190,172	1,552,632	2,350,929	1,391,875	1,004	(602)	76	16,340
Total 90.70%					$730	$(14,093)	$367	$140,575

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.

Key to symbols

£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

See notes to financial statements.

100     American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2020	unaudited

		Value
Growth-and-income funds 80.69%	Shares	(000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,665,236	$277,422
Total growth-and-income funds (cost: $256,393,000)		277,422

Fixed income funds 11.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	3,150,130	41,204
Total fixed income funds (cost: $41,869,000)		41,204

Short-term securities 4.16%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	14,294,614	14,295
Total short-term securities (cost: $14,295,000)		14,295

Total investment securities 96.83% (cost: $312,557,000)		332,921
Other assets less liabilities 3.17%		10,910
Net assets 100.00%		$343,831

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[2]	6/30/2020[3]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	1,326	September 2020	$132,600	$166,734	$358
Euro Stoxx 50 Index Contracts	Short	27	September 2020	€— [4]	(980)	(15)
FTSE 100 Index Contracts	Short	19	September 2020	£— [4]	(1,445)	7
S&P Mid 400 E-mini Index Contracts	Short	4	September 2020	$— [4]	(712)	5
Russell 2000 Mini Index Contracts	Short	24	September 2020	(1)	(1,725)	(46)
Nikkei 225 Index Contracts	Short	3	September 2020	¥(3)	(622)	13
S&P 500 E-mini Index Contracts	Short	843	September 2020	$(42)	(130,252)	(1,128)
Euro Currency Contracts	Short	8	September 2020	€(1,000)	(1,125)	12
British Pound Currency Contracts	Short	20	September 2020	£(1,250)	(1,550)	21
Japanese Yen Currency Contracts	Short	6	September 2020	¥(75,000)	(695)	2
						$(771)

American Funds Insurance Series     101

Managed Risk Blue Chip Income and Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

						Net
					Net	unrealized		Value of
					realized	appreciation	Dividend	affiliates at
	Beginning			Ending	(loss) gain	(depreciation)	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth-and-income funds 80.69%
American Funds Insurance Series –
Blue Chip Income and Growth Fund, Class 1	22,089,727	17,541,545	16,966,036	22,665,236	$(44,343)	$17,301	$1,252	$277,422

Fixed income funds 11.98%
American Funds Insurance Series –
U.S. Government/AAA-Rated Securities
Fund, Class 1	4,337,434	4,396,329	5,583,633	3,150,130	4,403	(1,398)	249	41,204
Total 92.67%					$(39,940)	$15,903	$1,501	$318,626

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.

Key to symbols

£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

See notes to financial statements.

102     American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2020	unaudited

		Value
Growth-and-income funds 79.81%	Shares	(000)
American Funds Insurance Series – Growth-Income Fund, Class 1	37,428,324	$1,774,103
Total growth-and-income funds (cost: $1,699,817,000)		1,774,103

Fixed income funds 14.34%
American Funds Insurance Series – Bond Fund, Class 1	27,153,850	318,786
Total fixed income funds (cost: $301,353,000)		318,786

Short-term securities 3.45%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	76,700,100	76,700
Total short-term securities (cost: $76,700,000)		76,700

Options purchased 0.91%
Options purchased*		20,156
Total options purchased (cost: $14,491,000)		20,156

Total investment securities 98.51% (cost: $2,092,361,000)		2,189,745
Other assets less liabilities 1.49%		33,195
Net assets 100.00%		$2,222,940

*Options purchased

Put

		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2020
Description	contracts	(000)	price	date	(000)
S&P 500 Index	15	$47	$2,325.00	9/18/2020	$26
S&P 500 Index	205	636	2,375.00	9/18/2020	414
S&P 500 Index	130	403	2,400.00	9/18/2020	283
S&P 500 Index	140	434	2,425.00	9/18/2020	330
S&P 500 Index	390	1,209	2,450.00	9/18/2020	996
S&P 500 Index	150	465	2,475.00	9/18/2020	412
S&P 500 Index	85	264	2,500.00	9/18/2020	238
S&P 500 Index	2,845	8,820	2,525.00	9/18/2020	9,047
S&P 500 Index	500	1,550	1,775.00	12/18/2020	722
S&P 500 Index	805	2,496	1,950.00	12/18/2020	1,707
S&P 500 Index	250	775	2,025.00	12/18/2020	700
S&P 500 Index	1,205	3,736	2,050.00	12/18/2020	3,446
S&P 500 Index	570	1,767	2,075.00	12/18/2020	1,835
					$20,156

American Funds Insurance Series     103

Managed Risk Growth-Income Fund

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[2]	6/30/2020[3]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	6,944	September 2020	$694,400	$873,154	$1,869
FTSE 100 Index Contracts	Short	472	September 2020	£(5)	(35,898)	125
Russell 2000 Mini Index Contracts	Short	115	September 2020	$(6)	(8,266)	(252)
Euro Stoxx 50 Index Contracts	Short	653	September 2020	€(7)	(23,712)	(336)
S&P Mid 400 E-mini Index Contracts	Short	93	September 2020	$(9)	(16,546)	(86)
Mini MSCI Emerging Market Index Contracts	Short	196	September 2020	(10)	(9,660)	(124)
Nikkei 225 Index Contracts	Short	21	September 2020	¥(21)	(4,351)	10
S&P 500 E-mini Index Contracts	Short	2,188	September 2020	$(109)	(338,068)	(647)
Euro Currency Contracts	Short	192	September 2020	€(24,000)	(27,009)	191
British Pound Currency Contracts	Short	514	September 2020	£(32,125)	(39,825)	664
Japanese Yen Currency Contracts	Short	42	September 2020	¥(525,000)	(4,867)	28
						$1,442

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliates at
	Beginning			Ending	(loss) gain	depreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Growth-and-income funds 79.81%
American Funds Insurance Series –
Growth-Income Fund, Class 1	36,320,774	8,983,578	7,876,028	37,428,324	$(18,289)	$(88,186)	$7,790	$1,774,103

Fixed income funds 14.34%
American Funds Insurance Series –
Bond Fund, Class 1	30,186,789	13,872,805	16,905,744	27,153,850	15,325	(2,561)	1,520	318,786
Total 94.15%					$(2,964)	$(90,747)	$9,310	$2,092,889

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

See notes to financial statements.

104     American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2020	unaudited

		Value
Asset allocation funds 94.87%	Shares	(000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	106,445,576	$2,499,342
Total asset allocation funds (cost: $2,371,532,000)		2,499,342

Short-term securities 3.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	88,533,146	88,533
Total short-term securities (cost: $88,533,000)		88,533

Total investment securities 98.23% (cost: $2,460,065,000)		2,587,875
Other assets less liabilities 1.77%		46,716
Net assets 100.00%		$2,634,591

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount[2]	6/30/2020[3]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	6,187	September 2020	$618,700	$777,967	$1,825
FTSE 100 Index Contracts	Short	155	September 2020	£(2)	(11,789)	57
Euro Stoxx 50 Index Contracts	Short	744	September 2020	€(7)	(27,016)	(415)
S&P Mid 400 E-mini Index Contracts	Short	74	September 2020	$(7)	(13,165)	(72)
Russell 2000 Mini Index Contracts	Short	182	September 2020	(9)	(13,082)	(386)
Nikkei 225 Index Contracts	Short	18	September 2020	¥(18)	(3,730)	33
Mini MSCI Emerging Market Index Contracts	Short	380	September 2020	$(19)	(18,728)	(230)
S&P 500 E-mini Index Contracts	Short	2,871	September 2020	(144)	(443,598)	(5,339)
British Pound Currency Contracts	Short	171	September 2020	£(10,688)	(13,249)	243
Euro Currency Contracts	Short	213	September 2020	€(26,625)	(29,962)	216
Japanese Yen Currency Contracts	Short	34	September 2020	¥(425,000)	(3,940)	17
						$(4,051)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliate at
	Beginning			Ending	gain	depreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Asset allocation funds 94.87%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	112,462,863	30,198,966	36,216,253	106,445,576	$31,110	$(115,825)	$11,742	$2,499,342

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series     105

Financial statements

Statements of assets and liabilities at June 30, 2020

		Global
	Global	Small				New
	Growth	Capitalization		Growth	International	World
	Fund	Fund		Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,800,923	$4,406,547		$30,210,096	$8,909,827	$3,446,624
Affiliated issuers	—	28,136		—	—	—
Cash	1,219	140		1,290	51	652
Cash collateral received for securities on loan	2,692	6,779		—	1,203	898
Cash denominated in currencies other than U.S. dollars	755	282		182	1,477	5,282
Unrealized appreciation on open forward currency contracts	—	—		—	—	10
Receivables for:
Sales of investments	—	1,722		239,774	64,948	22,688
Sales of fund’s shares	1,823	163		20,147	1,931	1,596
Dividends and interest	8,335	3,570		16,137	22,780	8,580
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	—	—		—	—	—
Variation margin on swap contracts	—	—		—	—	—
Securities lending income	17	409		—	53	11
Other	512	—	*	8	327	1,814
	6,816,276	4,447,748		30,487,634	9,002,597	3,488,155

Liabilities:
Collateral for securities on loan	26,917	67,795		—	12,030	8,979
Unrealized depreciation on open forward currency contracts	—	—		—	—	4
Payables for:
Purchases of investments	27	9,377		35,543	29,973	17,929
Repurchases of fund’s shares	24,159	14,174		117,041	14,206	7,519
Investment advisory services	2,819	2,483		7,790	3,658	1,460
Insurance administrative fees	231	113		966	201	363
Services provided by related parties	1,010	599		4,420	1,085	395
Trustees’ deferred compensation	73	50		465	192	34
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	—	—		—	—	16
Variation margin on swap contracts	—	—		—	—	—
Non-U.S. taxes	2,859	139		992	8,079	6,580
Other	745	87		80	206	421
	58,840	94,817		167,297	69,630	43,700
Net assets at June 30, 2020	$6,757,436	$4,352,931		$30,320,337	$8,932,967	$3,444,455

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,642,424	$3,312,498		$14,523,960	$7,757,420	$2,642,985
Total distributable earnings (accumulated loss)	3,115,012	1,040,433		15,796,377	1,175,547	801,470
Net assets at June 30, 2020	$6,757,436	$4,352,931		$30,320,337	$8,932,967	$3,444,455

Investment securities on loan, at value	$25,635	$69,706		$—	$11,451	$8,556
Investment securities, at cost:
Unaffiliated issuers	3,717,864	3,210,976		15,395,228	7,341,731	2,656,688
Affiliated issuers	—	60,721		—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	755	282		183	1,477	5,283

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

106     American Funds Insurance Series

unaudited
(dollars in thousands)

											Capital
Blue Chip	Global		International								World Bond
Income and	Growth	Growth-	Growth	Capital		Asset		Global			Fund
Growth	and Income	Income	and Income	Income		Allocation		Balanced	Bond		(formerly Global
Fund	Fund	Fund	Fund	Builder		Fund		Fund	Fund		Bond Fund)

$8,417,359	$1,920,163	$33,982,191	$1,298,444	$974,871		$27,593,550		$416,011	$11,689,474		$2,137,369
—	—	—	—	—		76,331		—	—		—
2,792	887	3,520	50	701		2,526		133	6,655		537
—	—	—	—	377		5,034		—	—		—
—	75	—	232	366		—		9	—	*	64
—	—	—	—	—		—		108	2,979		742

—	4,998	50,811	—	15,078		1,174,758		6,689	1,909,331		83,348
2,684	571	5,896	239	1,529		9,474		75	34,126		3,504
10,614	4,733	40,582	4,075	3,336		77,276		1,374	58,586		14,841
—	—	—	—	—		—		47	—		5,787
—	—	—	—	12		334		1	1,252		95
—	—	—	—	69		—	*	11	296		295
—	—	—	—	13		60		—	—		—
—	183	—	18	16		140		21	80		66
8,433,449	1,931,610	34,083,000	1,303,058	996,368		28,939,483		424,479	13,702,779		2,246,648

—	—	—	—	3,773		50,338		—	—		—
—	27	—	—	4		—		165	1,252		1,979

6,195	9,766	75,860	23	27,339		2,458,118		10,537	3,321,101		160,470
7,390	3,444	39,467	1,061	3,215		19,456		84	4,381		818
2,725	948	7,130	660	174		5,749		224	3,069		737
374	77	691	53	253		2,627		56	342		30
911	321	3,660	90	109		2,547		68	1,093		258
87	23	540	11	4		269		3	116		25
—	—	—	—	—		—		—	—		1,089
—	—	—	—	66		776		—	968		90
—	—	—	—	—	*	—		7	142		126
95	1,905	186	140	120		724		41	—		137
3	30	1,127	36	10		32		6	12		88
17,780	16,541	128,661	2,074	35,067		2,540,636		11,191	3,332,476		165,847
$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301		$26,398,847		$413,288	$10,370,303		$2,080,801

$7,039,795	$1,507,479	$24,581,668	$1,287,115	$966,903		$20,193,336		$345,828	$9,435,457		$1,992,653
1,375,874	407,590	9,372,671	13,869	(5,602)		6,205,511		67,460	934,846		88,148
$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301		$26,398,847		$413,288	$10,370,303		$2,080,801

$—	$—	$—	$—	$3,593		$47,984		$—	$—		$—

7,070,167	1,535,745	24,591,940	1,201,052	905,907		22,097,199		351,926	11,155,136		2,078,021
—	—	—	—	—		112,973		—	—		—
—	75	—	237	366		—		9	—	*	78

American Funds Insurance Series     107

Statements of assets and liabilities at June 30, 2020

		American
		Funds		U.S.
	High-	Mortgage		Government/	Managed
	Income	Fund		AAA-Rated	Risk
	Bond	(formerly	Ultra-Short	Securities	Growth
	Fund	Mortgage Fund)	Bond Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$787,337	$412,848	$343,931	$2,675,309	$20,768
Affiliated issuers	—	—	—	—	440,679
Cash	710	274	64	1,214	—
Cash collateral pledged for futures contracts	—	—	—	—	14,719
Cash collateral pledged for swap contracts	1,087	—	—	—	—
Cash denominated in currencies other than U.S. dollars	— *	—	—	—	—
Receivables for:
Sales of investments	4,471	84,455	—	838,085	3,201
Sales of fund’s shares	1,729	325	544	8,786	33
Dividends and interest	13,600	526	—	5,505	2
Variation margin on futures contracts	—	15	—	227	86
Variation margin on swap contracts	—	72	—	1,651	—
Other	3	1	—	—	—
	808,937	498,516	344,539	3,530,777	479,488

Liabilities:
Payables for:
Purchases of investments	21,311	211,160	—	1,560,978	—
Repurchases of fund’s shares	2,723	387	157	2,636	1,082
Investment advisory services	319	56	90	571	38
Insurance administrative fees	30	23	21	155	277
Services provided by related parties	159	26	70	367	92
Trustees’ deferred compensation	41	3	15	52	2
Variation margin on futures contracts	—	33	—	1,390	2,203
Variation margin on swap contracts	102	3	—	249	—
Other	1	—	— *	1	—
	24,686	211,691	353	1,566,399	3,694
Net assets at June 30, 2020	$784,251	$286,825	$344,186	$1,964,378	$475,794

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,067,386	$269,291	$343,495	$1,711,687	$400,000
Total distributable earnings (accumulated loss)	(283,135)	17,534	691	252,691	75,794
Net assets at June 30, 2020	$784,251	$286,825	$344,186	$1,964,378	$475,794

Investment securities, at cost:
Unaffiliated issuers	$857,624	$406,890	$343,921	$2,607,218	$20,768
Affiliated issuers	—	—	—	—	381,107
Cash denominated in currencies other than U.S. dollars, at cost	— *	—	—	—	—

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

108     American Funds Insurance Series

unaudited
(dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$8,535	$14,295	$96,856	$88,533
140,575	318,626	2,092,889	2,499,342
—	—	—	—
6,156	11,264	39,871	48,572
—	—	—	—
—	—	—	—

115	2,343	—	9,272
— *	360	143	283
1	1	8	9
159	16	417	213
—	—	—	—
—	—	—	—
155,541	346,905	2,230,184	2,646,224

—	326	107	—
127	571	30	2,393
13	29	183	217
92	207	1,329	1,612
31	69	57	535
1	2	6	25
286	1,870	5,532	6,851
—	—	—	—
—	—	—	—
550	3,074	7,244	11,633
$154,991	$343,831	$2,222,940	$2,634,591

$167,076	$371,801	$2,034,478	$2,507,349
(12,085)	(27,970)	188,462	127,242
$154,991	$343,831	$2,222,940	$2,634,591

$8,535	$14,295	$91,191	$88,533
139,859	298,262	2,001,170	2,371,532
—	—	—	—

American Funds Insurance Series     109

Statements of assets and liabilities at June 30, 2020

			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$2,577,265	$1,953,722	$11,854,034	$4,728,600	$1,892,168
	Shares outstanding	78,302	80,407	133,807	255,867	77,279
	Net asset value per share	$32.91	$24.30	$88.59	$18.48	$24.48
Class 1A:	Net assets	$7,122	$678	$25,600	$7,547	$6,554
	Shares outstanding	217	28	290	410	269
	Net asset value per share	$32.79	$24.22	$88.16	$18.41	$24.37
Class 2:	Net assets	$3,771,308	$2,197,405	$16,504,586	$3,834,301	$901,859
	Shares outstanding	115,891	93,404	188,011	208,477	37,228
	Net asset value per share	$32.54	$23.53	$87.79	$18.39	$24.23
Class 3:	Net assets			$224,772	$21,011
	Shares outstanding	Not applicable	Not applicable	2,519	1,134	Not applicable
	Net asset value per share			$89.23	$18.52
Class 4:	Net assets	$401,741	$201,126	$1,711,345	$341,508	$643,874
	Shares outstanding	12,429	8,510	19,805	18,806	26,726
	Net asset value per share	$32.32	$23.63	$86.41	$18.16	$24.09

			American
			Funds		U.S.
		High-	Mortgage		Government/	Managed
		Income	Fund		AAA-Rated	Risk
		Bond	(formerly	Ultra-Short	Securities	Growth
		Fund	Mortgage Fund)	Bond Fund	Fund	Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$114,962	$191,924	$42,342	$375,307
	Shares outstanding	12,425	17,278	3,741	28,687	Not applicable
	Net asset value per share	$9.25	$11.11	$11.32	$13.08
Class 1A:	Net assets	$879	$600	$10	$3,167
	Shares outstanding	95	54	1	243	Not applicable
	Net asset value per share	$9.23	$11.08	$11.32	$13.04
Class 2:	Net assets	$609,375	$56,036	$264,574	$1,327,819
	Shares outstanding	67,113	5,058	24,017	102,663	Not applicable
	Net asset value per share	$9.08	$11.08	$11.02	$12.93
Class 3:	Net assets	$8,885		$3,704	$10,561
	Shares outstanding	956	Not applicable	333	806	Not applicable
	Net asset value per share	$9.29		$11.14	$13.10
Class 4:	Net assets	$50,150	$38,265	$33,556	$247,524
	Shares outstanding	5,067	3,492	3,016	19,159	Not applicable
	Net asset value per share	$9.90	$10.96	$11.12	$12.92
Class P1:	Net assets					$8,933
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	632
	Net asset value per share					$14.14
Class P2:	Net assets					$466,861
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	33,228
	Net asset value per share					$14.05

*	Amount less than one thousand.

See notes to financial statements.

110     American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

								Capital
Blue Chip	Global		International					World Bond
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Fund
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	(formerly Global
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Bond Fund)

$5,012,447	$595,521	$20,113,557	$1,018,911	$531,064	$17,060,999	$127,192	$6,193,266	$1,063,326
409,370	43,360	424,334	66,159	53,711	726,468	9,725	527,359	87,569
$12.24	$13.73	$47.40	$15.40	$9.89	$23.48	$13.08	$11.74	$12.14
$12,167	$1,947	$11,148	$2,228	$5,218	$11,158	$2,179	$7,741	$589
998	142	236	145	528	477	167	662	49
$12.18	$13.69	$47.20	$15.36	$9.88	$23.41	$13.04	$11.69	$12.11
$2,750,308	$1,184,793	$12,503,946	$190,263	$5,976	$4,808,231	$192,194	$3,588,958	$968,059
227,855	86,504	267,435	12,402	605	207,145	14,739	309,891	80,404
$12.07	$13.70	$46.76	$15.34	$9.88	$23.21	$13.04	$11.58	$12.04
		$142,104			$30,325
Not applicable	Not applicable	2,994	Not applicable	Not applicable	1,290	Not applicable	Not applicable	Not applicable
		$47.47			$23.50
$640,747	$132,808	$1,183,584	$89,582	$419,043	$4,488,134	$91,723	$580,338	$48,827
53,430	9,866	25,635	5,881	42,463	194,512	7,109	50,272	4,097
$11.99	$13.46	$46.17	$15.23	$9.87	$23.07	$12.90	$11.54	$11.92

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$1,287	$1,200	$1,938,294	$3,884
137	115	150,354	309
$9.41	$10.44	$12.89	$12.56
$153,704	$342,631	$284,646	$2,630,707
16,426	33,045	22,208	215,304
$9.36	$10.37	$12.82	$12.22

American Funds Insurance Series     111

Statements of operations for the six months ended June 30, 2020

		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$40,163	$16,488	$123,178	$70,461	$21,534
Interest	6	3	1,279	2,634	3,317
Securities lending income	46	1,880	—	95	40
	40,215	18,371	124,457	73,190	24,891
Fees and expenses*:
Investment advisory services	16,284	14,314	44,278	21,651	11,609
Distribution services	4,928	2,830	21,161	5,104	1,819
Insurance administrative services	469	233	1,915	423	746
Transfer agent services	— †	— †	2	1	— †
Administrative services	948	616	4,150	1,312	496
Reports to shareholders	86	55	356	120	54
Registration statement and prospectus	34	69	187	77	24
Trustees’ compensation	10	7	44	14	5
Auditing and legal	14	29	16	28	56
Custodian	356	295	242	834	410
Other	3	40	13	5	32
Total fees and expenses before waivers/reimbursements	23,132	18,488	72,364	29,569	15,251
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	984
Total fees and expenses after waivers	23,132	18,488	72,364	29,569	14,267
Net investment income (loss)	17,083	(117)	52,093	43,621	10,624
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	42,774	(126,951)	946,951	(232,455)	15,408
Affiliated issuers	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	182	(23)
Swap contracts	—	—	—	—	—
Currency transactions	(885)	(560)	(847)	(1,833)	(1,402)
	41,889	(127,511)	946,104	(234,106)	13,983
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	198,615	1,895	2,294,869	(896,169)	(185,316)
Affiliated issuers	—	620	—	—	—
Futures contracts	—	—	—	—	73
Forward currency contracts	—	—	—	131	6
Swap contracts	—	—	—	—	—
Currency translations	44	(242)	(45)	214	(150)
	198,659	2,273	2,294,824	(895,824)	(185,387)
Net realized gain (loss) and unrealized appreciation
(depreciation)	240,548	(125,238)	3,240,928	(1,129,930)	(171,404)
Net increase (decrease) in net assets resulting from operations	$257,631	$(125,355)	$3,293,021	$(1,086,309)	$(160,780)

See end of statements of operations for footnotes.

See notes to financial statements.

112     American Funds Insurance Series

unaudited
(dollars in thousands)

								Capital
Blue Chip	Global		International					World Bond
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Fund
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	(formerly Global
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Bond Fund)

$102,649	$19,233	$310,513	$17,964	$13,592	$169,401	$3,127	$4,210	$376
2	1,466	1,160	461	2,363	111,253	1,343	129,403	26,598
—	—	—	—	26	492	—	—	—
102,651	20,699	311,673	18,425	15,981	281,146	4,470	133,613	26,974

16,131	5,622	42,043	3,906	2,264	34,143	1,343	18,900	5,455
4,140	1,623	16,805	351	528	11,343	350	5,091	1,265
750	162	1,425	112	528	5,389	114	680	63
— †	— †	2	— †	— †	2	— †	1	— †
1,237	281	4,915	190	141	3,856	61	1,563	306
94	23	437	9	5	288	3	140	22
102	16	190	5	31	291	3	65	17
14	3	53	2	2	39	1	14	2
5	21	22	9	1	14	4	6	4
48	117	285	192	48	123	36	70	174
4	1	17	1	— †	13	1	5	7
22,525	7,869	66,194	4,777	3,548	55,501	1,916	26,535	7,315

—	—	—	—	406	—	—	—	340
22,525	7,869	66,194	4,777	3,142	55,501	1,916	26,535	6,975
80,126	12,830	245,479	13,648	12,839	225,645	2,554	107,078	19,999

(50,918)	13,838	(270,288)	(61,926)	(58,786)	493,330	1,258	263,827	11,840
—	—	—	—	—	13,498	—	—	—
—	—	—	—	3,729	36,972	449	85,319	(1,040)
—	25	—	18	24	—	398	(6,097)	8,589
—	—	—	—	2,323	(10,838)	(24)	6,561	(3,720)
— †	(630)	663	624	11	(137)	(203)	(88)	(992)
(50,918)	13,233	(269,625)	(61,284)	(52,699)	532,825	1,878	349,522	14,677

(769,382)	(252,148)	(1,252,158)	(165,604)	(25,949)	(1,159,291)	(18,130)	214,368	1,713
—	—	—	—	—	(79,610)	—	—	—
—	—	—	—	424	3,710	17	5,309	929
—	110	—	12	(4)	—	42	2,917	973
—	—	—	—	(550)	3,812	(96)	(24,633)	380
(11)	(210)	(470)	(28)	(6)	(20)	(11)	6	(110)
(769,393)	(252,248)	(1,252,628)	(165,620)	(26,085)	(1,231,399)	(18,178)	197,967	3,885

(820,311)	(239,015)	(1,522,253)	(226,904)	(78,784)	(698,574)	(16,300)	547,489	18,562
$(740,185)	$(226,185)	$(1,276,774)	$(213,256)	$(65,945)	$(472,929)	$(13,746)	$654,567	$38,561

American Funds Insurance Series     113

Statements of operations for the six months ended June 30, 2020

		American
		Funds			U.S.
	High-	Mortgage			Government/	Managed
	Income	Fund			AAA-Rated	Risk
	Bond	(formerly	Ultra-Short		Securities	Growth
	Fund	Mortgage Fund)	Bond Fund		Fund	Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$288	$—	$—		$—	$1,322
Interest	37,081	2,376	1,652		22,392	53
	37,369	2,376	1,652		22,392	1,375
Fees and expenses*:
Investment advisory services	2,499	607	509		4,542	331
Distribution services	839	112	351		1,952	543
Insurance administrative services	65	42	37		251	552
Transfer agent services	— †	— †	—	†	— †	— †
Administrative services	156	43	48		397	—
Accounting and administrative services	—	—	—		—	40
Reports to shareholders	15	2	3		68	4
Registration statement and prospectus	5	1	1		12	7
Trustees’ compensation	1	— †	1		2	1
Auditing and legal	2	1	4		2	1
Custodian	9	13	—	†	19	7
Other	11	— †	—	†	1	1
Total fees and expenses before waivers/reimbursements	3,602	821	954		7,246	1,487
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	85	—		—	110
Miscellaneous fee reimbursements	—	—	—		—	—
Total waivers/reimbursements of fees and expenses	—	85	—		—	110
Total fees and expenses after waivers	3,602	736	954		7,246	1,377
Net investment income (loss)	33,767	1,640	698		15,146	(2)
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(52,614)	9,528	—		125,165	—
Affiliated issuers	—	—	—		—	22,576
Futures contracts	(144)	8,464	—		87,073	(7,772)
Swap contracts	4,677	(2,463)	—		15,421	—
Currency transactions	1	—	—		—	(15)
Capital gain distributions received from affiliated issuers	—	—	—		—	9,678
	(48,080)	15,529	—		227,659	24,467
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(67,914)	1,496	3		29,510	—
Affiliated issuers	—	—	—		—	13,576
Futures contracts	(159)	780	—		8,167	(687)
Swap contracts	1,897	(3,135)	—		(31,391)	—
	(66,176)	(859)	3		6,286	12,889
Net realized gain (loss) and unrealized appreciation
(depreciation)	(114,256)	14,670	3		233,945	37,356
Net increase (decrease) in net assets resulting from operations	$(80,489)	$16,310	$701		$249,091	$37,354

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

114     American Funds Insurance Series

unaudited
(dollars in thousands)

	Managed	Managed	Managed
Managed	Risk Blue	Risk	Risk
Risk	Chip Income	Growth-	Asset
International	and Growth	Income	Allocation
Fund	Fund	Fund	Fund

$367	$1,501	$9,310	$11,742
25	43	280	412
392	1,544	9,590	12,154

115	255	1,640	1,995
190	424	344	3,321
191	426	2,732	3,325
— †	— †	— †	— †
—	—	—	—
36	39	66	65
2	3	11	32
— †	2	13	9
— †	— †	3	4
1	1	2	2
7	7	7	7
1	1	2	2
543	1,158	4,820	8,762

38	85	546	665
2	—	—	—
40	85	546	665
503	1,073	4,274	8,097
(111)	471	5,316	4,057

—	—	(9,526)	—
730	(39,940)	(2,964)	31,110
(7,162)	(10,119)	42,265	(36,051)
—	—	—	—
39	(9)	(128)	(116)
159	4,329	49,797	11,667
(6,234)	(45,739)	79,444	6,610

—	—	15,786	—
(14,093)	15,903	(90,747)	(115,825)
176	(719)	772	(3,526)
—	—	—	—
(13,917)	15,184	(74,189)	(119,351)

(20,151)	(30,555)	5,255	(112,741)
$(20,262)	$(30,084)	$10,571	$(108,684)

American Funds Insurance Series     115

Statements of changes in net assets

			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2020*	2019	2020*	2019	2020*	2019
Operations:
Net investment income (loss)	$17,083	$56,332	$(117)	$13,730	$52,093	$241,310
Net realized gain (loss)	41,889	193,918	(127,511)	251,270	946,104	745,536
Net unrealized appreciation (depreciation)	198,659	1,619,747	2,273	882,559	2,294,824	6,038,232
Net increase (decrease) in net assets resulting from
operations	257,631	1,869,997	(125,355)	1,147,559	3,293,021	7,025,078
Distributions paid to shareholders	(207,222)	(417,934)	(284,490)	(284,752)	(815,133)	(2,978,202)
Net capital share transactions	(93,420)	(153,769)	142,503	102,952	(627,210)	974,922
Total (decrease) increase in net assets	(43,011)	1,298,294	(267,342)	965,759	1,850,678	5,021,798
Net assets:
Beginning of period	6,800,447	5,502,153	4,620,273	3,654,514	28,469,659	23,447,861
End of period	$6,757,436	$6,800,447	$4,352,931	$4,620,273	$30,320,337	$28,469,659

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2020*	2019	2020*	2019	2020*	2019
Operations:
Net investment income (loss)	$13,648	$37,530	$12,839	$24,376	$225,645	$527,540
Net realized gain (loss)	(61,284)	(37,024)	(52,699)	(6,878)	532,825	20,909
Net unrealized appreciation (depreciation)	(165,620)	293,939	(26,085)	117,343	(1,231,399)	4,312,978
Net increase (decrease) in net assets resulting from
operations	(213,256)	294,445	(65,945)	134,841	(472,929)	4,861,427
Distributions paid to shareholders	(3,243)	(53,548)	(14,279)	(24,614)	(242,551)	(1,801,337)
Net capital share transactions	17,397	(78,069)	42,809	213,209	(305,328)	1,434,114
Total (decrease) increase in net assets	(199,102)	162,828	(37,415)	323,436	(1,020,808)	4,494,204
Net assets:
Beginning of period	1,500,086	1,337,258	998,716	675,280	27,419,655	22,925,451
End of period	$1,300,984	$1,500,086	$961,301	$998,716	$26,398,847	$27,419,655

See end of statements of changes in net assets for footnote.

See notes to financial statements.

116     American Funds Insurance Series

(dollars in thousands)

				Blue Chip Income		Global Growth
International Fund		New World Fund		and Growth Fund		and Income Fund		Growth-Income Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2020*	2019	2020*	2019	2020*	2019	2020*	2019	2020*	2019

$43,621	$136,307	$10,624	$34,732	$80,126	$189,701	$12,830	$38,039	$245,479	$648,555
(234,106)	(127,992)	13,983	32,951	(50,918)	85,829	13,233	51,837	(269,625)	902,476
(895,824)	1,988,427	(185,387)	791,400	(769,393)	1,423,960	(252,248)	449,868	(1,252,628)	6,175,985

(1,086,309)	1,996,742	(160,780)	859,083	(740,185)	1,699,490	(226,185)	539,744	(1,276,774)	7,727,016
(19,263)	(394,620)	(41,502)	(164,192)	(141,493)	(878,225)	(58,009)	(140,198)	(1,058,736)	(3,957,175)
(36,892)	(536,801)	(113,674)	54,641	14,986	429,824	60,780	(76,937)	263,583	2,392,290
(1,142,464)	1,065,321	(315,956)	749,532	(866,692)	1,251,089	(223,414)	322,609	(2,071,927)	6,162,131

10,075,431	9,010,110	3,760,411	3,010,879	9,282,361	8,031,272	2,138,483	1,815,874	36,026,266	29,864,135
$8,932,967	$10,075,431	$3,444,455	$3,760,411	$8,415,669	$9,282,361	$1,915,069	$2,138,483	$33,954,339	$36,026,266

								American Funds
				Capital World Bond Fund				Mortgage Fund
Global Balanced Fund		Bond Fund		(formerly Global Bond Fund)		High-Income Bond Fund		(formerly Mortgage Fund)
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2020*	2019	2020*	2019	2020*	2019	2020*	2019	2020*	2019

$2,554	$6,777	$107,078	$272,023	$19,999	$52,158	$33,767	$82,861	$1,640	$6,346
1,878	9,826	349,522	243,332	14,677	21,665	(48,080)	(19,893)	15,529	9,940
(18,178)	58,663	197,967	411,625	3,885	87,557	(66,176)	86,931	(859)	(1,209)

(13,746)	75,266	654,567	926,980	38,561	161,380	(80,489)	149,899	16,310	15,077
(1,456)	(16,934)	(144,034)	(280,200)	(39,902)	(35,756)	(12,904)	(79,066)	(1,602)	(7,525)
(8,460)	12,429	(691,390)	49,693	(46,502)	(84,997)	(388,649)	(8,439)	(22,393)	(4,217)
(23,662)	70,761	(180,857)	696,473	(47,843)	40,627	(482,042)	62,394	(7,685)	3,335

436,950	366,189	10,551,160	9,854,687	2,128,644	2,088,017	1,266,293	1,203,899	294,510	291,175
$413,288	$436,950	$10,370,303	$10,551,160	$2,080,801	$2,128,644	$784,251	$1,266,293	$286,825	$294,510

American Funds Insurance Series     117

Statements of changes in net assets

			U.S. Government/		Managed Risk
	Ultra-Short Bond Fund		AAA-Rated Securities Fund		Growth Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2020*	2019	2020*	2019	2020*	2019
Operations:
Net investment income (loss)	$698	$4,833	$15,146	$55,852	$(2)	$2,886
Net realized gain (loss)	—	(1)	227,659	122,154	24,467	30,629
Net unrealized appreciation (depreciation)	3	15	6,286	(22,336)	12,889	43,736
Net increase (decrease) in net assets resulting from
operations	701	4,847	249,091	155,670	37,354	77,251
Distributions paid to shareholders	(737)	(5,093)	(49,531)	(60,961)	(25,274)	(30,222)
Net capital share transactions	59,592	(21,528)	(1,131,516)	(67,678)	24,064	49,348
Total (decrease) increase in net assets	59,556	(21,774)	(931,956)	27,031	36,144	96,377
Net assets:
Beginning of period	284,630	306,404	2,896,334	2,869,303	439,650	343,273
End of period	$344,186	$284,630	$1,964,378	$2,896,334	$475,794	$439,650

* Unaudited.

See notes to financial statements.

118     American Funds Insurance Series

						(dollars in thousands)

Managed Risk		Managed Risk Blue Chip		Managed Risk		Managed Risk
International Fund		Income and Growth Fund		Growth-Income Fund		Asset Allocation Fund
Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2020*	2019	2020*	2019	2020*	2019	2020*	2019

$(111)	$1,940	$471	$5,680	$5,316	$35,433	$4,057	$40,653
(6,234)	2,677	(45,739)	16,823	79,444	149,567	6,610	131,826
(13,917)	21,114	15,184	23,125	(74,189)	180,419	(119,351)	271,610

(20,262)	25,731	(30,084)	45,628	10,571	365,419	(108,684)	444,089
(3,247)	(7,796)	(16,570)	(23,415)	(151,686)	(32,440)	(146,678)	(177,811)
12,731	(3,125)	25,050	6,553	94,331	44,643	57,449	23,729
(10,778)	14,810	(21,604)	28,766	(46,784)	377,622	(197,913)	290,007

165,769	150,959	365,435	336,669	2,269,724	1,892,102	2,832,504	2,542,497
$154,991	$165,769	$343,831	$365,435	$2,222,940	$2,269,724	$2,634,591	$2,832,504

American Funds Insurance Series     119

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds ("the funds"), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund (formerly Global Bond Fund) — To provide, over the long term, a high level of total return consistent with prudent investment management.

120     American Funds Insurance Series

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund (formerly Mortgage Fund) — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Insurance Series     121

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

122     American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2020 (dollars in thousands):

American Funds Insurance Series     123

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,284,484	$798,997	$—	$2,083,481
Consumer discretionary	644,467	737,616	—	1,382,083
Health care	594,181	263,129	—	857,310
Financials	288,296	324,252	—	612,548
Communication services	363,088	202,838	—	565,926
Consumer staples	226,669	245,324	—	471,993
Industrials	35,710	227,160	—	262,870
Materials	100,652	30,744	—	131,396
Energy	—	87,257	—	87,257
Other	—	31,299	—	31,299
Preferred securities	—	156,272	—	156,272
Short-term securities	158,488	—	—	158,488
Total	$3,696,035	$3,104,888	$—	$6,800,923

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$597,103	$441,881	$—	$1,038,984
Health care	798,293	237,421	3	1,035,717
Consumer discretionary	361,327	266,306	—	627,633
Industrials	167,492	446,741	—	614,233
Financials	176,658	78,390	—	255,048
Communication services	71,494	79,754	—	151,248
Real estate	66,801	58,799	—	125,600
Consumer staples	57,052	62,582	—	119,634
Materials	30,216	46,570	—	76,786
Utilities	9,940	47,877	—	57,817
Energy	24,332	5,728	10,485	40,545
Preferred securities	7,081	—	53,437	60,518
Convertible stocks	—	—	6,715	6,715
Short-term securities	224,205	—	—	224,205
Total	$2,591,994	$1,772,049	$70,640	$4,434,683

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2020	Level 3*	Purchases	Sales	loss†	depreciation†	Level 3*	6/30/2020
Investment securities	$44,058	$913	$35,620	$(17)	$(4,876)	$(5,058)	$—	$70,640

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2020								$(5,058)

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
†	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

124     American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2020	techniques	inputs	(if appropriate)	average	input*
		Liquidation value	N/A	N/A	N/A	N/A
		Market comparables	Price/cash flow multiple	7.8x	7.8x	Increase
Common stocks	$10,488		DLOM	24%	24%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	53,437	Transaction price	N/A	N/A	N/A	N/A
		Inputs to market comparables and transaction price	Weight ascribed to transaction price	50%	N/A	N/A
			Weight ascribed to market comparables	50%	N/A	N/A
Convertible stocks	6,715	Market comparables	Market comparables discount	20%	20%	Decrease
			Enterprise value/sales multiple	11.6x	11.6x	Increase
			Transaction point multiple discount	2%	2%	Decrease
	$70,640

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit
DLOM = Discount for lack of marketability
MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,511,810	$822,391	$—	$7,334,201
Communication services	5,872,265	24,348	—	5,896,613
Consumer discretionary	5,200,060	193,384	—	5,393,444
Health care	4,687,932	29,881	46,931	4,764,744
Financials	1,416,856	121,218	—	1,538,074
Industrials	1,193,617	327,064	—	1,520,681
Materials	833,367	58,183	—	891,550
Consumer staples	459,700	229,331	—	689,031
Real estate	432,288	—	—	432,288
Energy	359,863	—	—	359,863
Utilities	119,172	—	—	119,172
Preferred securities	—	25,573	—	25,573
Rights & warrants	607	—	—	607
Convertible bonds & notes	—	—	39,060	39,060
Short-term securities	1,205,195	—	—	1,205,195
Total	$28,292,732	$1,831,373	$85,991	$30,210,096

American Funds Insurance Series     125

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$307,245	$1,131,651	$—	$1,438,896
Financials	67,130	1,366,075	—	1,433,205
Health care	161,190	1,261,842	6	1,423,038
Industrials	30,210	913,816	—	944,026
Communication services	54,694	503,497	—	558,191
Consumer staples	15,660	472,775	—	488,435
Energy	67,608	307,448	—	375,056
Information technology	56,751	316,995	—	373,746
Utilities	—	344,595	—	344,595
Materials	147,539	191,287	—	338,826
Real estate	—	147,365	—	147,365
Preferred securities	34,408	55,587	—	89,995
Rights & warrants	—	24,374	—	24,374
Convertible bonds & notes	—	2,624	—	2,624
Bonds, notes & other debt instruments	—	41,200	—	41,200
Short-term securities	886,255	—	—	886,255
Total	$1,828,690	$7,081,131	$6	$8,909,827

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$419,393	$204,252	$—	$623,645
Consumer discretionary	118,253	354,352	—	472,605
Health care	194,913	239,219	1	434,133
Financials	88,601	309,970	—	398,571
Communication services	225,302	116,104	—	341,406
Consumer staples	34,107	181,765	—	215,872
Materials	76,585	115,978	—	192,563
Industrials	45,539	140,144	—	185,683
Energy	42,194	90,442	—	132,636
Utilities	10,719	56,172	—	66,891
Real estate	15,884	45,772	—	61,656
Preferred securities	20,703	14,844	—	35,547
Rights & warrants	—	7,781	—	7,781
Convertible bonds & notes	—	133	—	133
Bonds, notes & other debt instruments	—	116,248	—	116,248
Short-term securities	161,254	—	—	161,254
Total	$1,453,447	$1,993,176	$1	$3,446,624

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$73	$—	$—	$73
Unrealized appreciation on open forward currency contracts	—	10	—	10
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Total	$73	$6	$—	$79

*	Futures contracts and forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund
At June 30, 2020, all of the fund’s investment securities were classified as Level 1.

126     American Funds Insurance Series

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$207,857	$131,533	$—	$339,390
Financials	113,922	158,377	—	272,299
Health care	163,530	72,117	—	235,647
Consumer discretionary	78,955	95,199	—	174,154
Industrials	85,232	83,835	—	169,067
Communication services	112,102	25,435	—	137,537
Utilities	23,936	112,019	—	135,955
Energy	33,030	67,663	—	100,693
Consumer staples	14,691	62,699	—	77,390
Materials	28,030	36,266	—	64,296
Real estate	41,065	14,801	—	55,866
Bonds, notes & other debt instruments	—	34,634	—	34,634
Short-term securities	123,235	—	—	123,235
Total	$1,025,585	$894,578	$—	$1,920,163

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(27)	$—	$(27)

*	Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,780,358	$275,384	$—	$6,055,742
Health care	4,920,099	775,119	—	5,695,218
Communication services	4,790,029	146,412	—	4,936,441
Industrials	2,836,211	268,279	—	3,104,490
Financials	2,735,821	213,373	—	2,949,194
Consumer discretionary	2,181,687	18,743	—	2,200,430
Consumer staples	1,240,176	792,194	—	2,032,370
Materials	1,325,013	76,868	—	1,401,881
Energy	1,248,892	19,986	—	1,268,878
Utilities	818,534	157,999	—	976,533
Real estate	924,011	—	—	924,011
Convertible stocks	311,982	—	—	311,982
Bonds, notes & other debt instruments	—	39,975	—	39,975
Short-term securities	2,085,046	—	—	2,085,046
Total	$31,197,859	$2,784,332	$—	$33,982,191

American Funds Insurance Series     127

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$17,539	$219,971	$—	$237,510
Industrials	9,022	182,116	—	191,138
Health care	8,162	155,170	4	163,336
Consumer discretionary	—	144,942	—	144,942
Utilities	—	119,116	—	119,116
Communication services	23,509	62,963	—	86,472
Information technology	—	52,437	—	52,437
Consumer staples	—	50,640	—	50,640
Materials	4,374	45,498	—	49,872
Real estate	—	36,374	—	36,374
Energy	10,704	11,500	—	22,204
Preferred securities	6,478	—	—	6,478
Rights & warrants	—	8,024	—	8,024
Bonds, notes & other debt instruments	—	8,561	—	8,561
Short-term securities	121,340	—	—	121,340
Total	$201,128	$1,097,312	$4	$1,298,444

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$72,348	$38,351	$—	$110,699
Consumer staples	47,839	46,955	—	94,794
Utilities	33,782	52,906	—	86,688
Financials	44,159	42,373	—	86,532
Information technology	65,463	12,240	—	77,703
Real estate	40,897	18,227	—	59,124
Energy	35,849	6,411	—	42,260
Communication services	22,882	18,034	—	40,916
Industrials	19,481	16,466	—	35,947
Materials	13,100	14,892	—	27,992
Consumer discretionary	4,561	5,725	—	10,286
Preferred securities	—	808	—	808
Rights & warrants	—	—	—	—
Convertible stocks	13,095	—	—	13,095
Convertible bonds & notes	—	544	—	544
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	86,162	—	86,162
Mortgage-backed obligations	—	69,412	—	69,412
Corporate bonds & notes	—	67,077	—	67,077
Other bonds & notes	—	11,366	—	11,366
Short-term securities	53,466	—	—	53,466
Total	$466,922	$507,949	$—	$974,871

128     American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$163	$—	$—	$163
Unrealized appreciation on interest rate swaps	—	81	—	81
Unrealized appreciation on credit default swaps	—	227	—	227
Liabilities:
Unrealized depreciation on futures contracts	(70)	—	—	(70)
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Unrealized depreciation on interest rate swaps	—	(29)	—	(29)
Total	$93	$275	$—	$368

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2		Level 3	Total
Assets:
Common stocks:
Information technology	$3,808,430	$25,661		$—	$3,834,091
Health care	2,916,023	105,456		8,839	3,030,318
Financials	2,277,466	160,163		—	2,437,629
Consumer discretionary	1,308,114	80,984		—	1,389,098
Consumer staples	857,812	416,065		—	1,273,877
Industrials	1,062,976	34,868		—	1,097,844
Communication services	981,722	—		—	981,722
Materials	685,380	70,337		—	755,717
Utilities	182,767	206,764		—	389,531
Energy	317,713	18,712		706	337,131
Real estate	211,176	—		—	211,176
Rights & warrants	—	—		133	133
Convertible stocks	127,927	38,630		566	167,123
Convertible bonds & notes	—	71		—	71
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	3,505,729		6,821	3,512,550
U.S. Treasury bonds & notes	—	2,725,104		—	2,725,104
Mortgage-backed obligations	—	2,256,578		—	2,256,578
Federal agency bonds & notes	—	14,005		—	14,005
Other	—	217,692		—	217,692
Short-term securities	3,038,491	—		—	3,038,491
Total	$17,775,997	$9,876,819		$17,065	$27,669,881

	Other investments*
	Level 1	Level 2		Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,474	$—		$—	$1,474
Unrealized appreciation on credit default swaps	—	—	†	—	—	†
Liabilities:
Unrealized depreciation on futures contracts	(726)	—		—	(726)
Total	$748	$—		$—	$748

*	Futures contracts and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.

American Funds Insurance Series     129

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$27,242	$28,347	$—	$55,589
Health care	23,356	22,655	—	46,011
Consumer staples	20,814	13,510	—	34,324
Financials	17,960	12,413	—	30,373
Industrials	9,838	14,221	—	24,059
Consumer discretionary	9,934	8,236	—	18,170
Real estate	11,269	718	—	11,987
Materials	1,406	9,235	—	10,641
Communication services	5,782	3,491	—	9,273
Other	2,159	759	—	2,918
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	58,689	—	58,689
Bonds & notes of governments & government agencies
outside the U.S.	—	58,450	—	58,450
Corporate bonds & notes	—	25,043	—	25,043
Mortgage-backed obligations	—	6,785	—	6,785
Other bonds & notes	—	287	—	287
Short-term securities	23,412	—	—	23,412
Total	$153,172	$262,839	$—	$416,011

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6	$—	$—	$6
Unrealized appreciation on open forward currency contracts	—	108	—	108
Unrealized appreciation on interest rate swaps	—	41	—	41
Liabilities:
Unrealized depreciation on futures contracts	(5)	—	—	(5)
Unrealized depreciation on open forward currency contracts	—	(165)	—	(165)
Unrealized depreciation on interest rate swaps	—	(139)	—	(139)
Total	$1	$(155)	$—	$(154)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2		Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,966,400		$—		$3,966,400
Mortgage-backed obligations	—	2,955,043		—		2,955,043
U.S. Treasury bonds & notes	—	2,381,814		—		2,381,814
Bonds & notes of governments & government agencies
outside the U.S.	—	344,488		—		344,488
Asset-backed obligations	—	234,532		—		234,532
Municipals	—	233,190		—		233,190
Federal agency bonds & notes	—	12,984		—		12,984
Common stocks	—	—		55		55
Rights & warrants	—	—	*	—	*	—	*
Short-term securities	1,560,968	—		—		1,560,968
Total	$1,560,968	$10,128,451		$55		$11,689,474

130     American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,061	$—	$—	$8,061
Unrealized appreciation on open forward currency contracts	—	2,979	—	2,979
Unrealized appreciation on interest rate swaps	—	1,663	—	1,663
Liabilities:
Unrealized depreciation on futures contracts	(6,831)	—	—	(6,831)
Unrealized depreciation on open forward currency contracts	—	(1,252)	—	(1,252)
Unrealized depreciation on interest rate swaps	—	(32,402)	—	(32,402)
Total	$1,230	$(29,012)	$—	$(27,782)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$385,464	$—	$385,464
Japanese yen	—	194,992	—	194,992
Chinese yuan renminbi	—	97,306	—	97,306
British pounds	—	63,277	—	63,277
Canadian dollars	—	39,508	—	39,508
Danish kroner	—	39,235	—	39,235
Mexican pesos	—	31,632	—	31,632
Malaysian ringgits	—	30,925	—	30,925
Israeli shekels	—	24,079	—	24,079
Russian rubles	—	23,744	—	23,744
South Korean won	—	19,100	—	19,100
Brazilian reais	—	16,861	—	16,861
Romanian leu	—	1,217	—	1,217
U.S. dollars	—	983,983	43	984,026
Other	—	55,091	—	55,091
Convertible bonds & notes	—	6	—	6
Convertible stocks	—	—	96	96
Common stocks	105	—	114	219
Rights & warrants	—	—	14	14
Short-term securities	130,577	—	—	130,577
Total	$130,682	$2,006,420	$267	$2,137,369

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$560	$—	$—	$560
Unrealized appreciation on open forward currency contracts	—	742	—	742
Unrealized appreciation on interest rate swaps	—	555	—	555
Unrealized appreciation on credit default swaps	—	519	—	519
Liabilities:
Unrealized depreciation on futures contracts	(436)	—	—	(436)
Unrealized depreciation on open forward currency contracts	—	(1,979)	—	(1,979)
Unrealized depreciation on interest rate swaps	—	(502)	—	(502)
Total	$124	$(665)	$—	$(541)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series     131

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$715,908	$7,712	$723,620
Bonds & notes of governments & government agencies
outside the U.S.	—	194	—	194
Municipals	—	5	—	5
Convertible bonds & notes	—	4,927	—	4,927
Convertible stocks	2,923	420	549	3,892
Preferred securities	—	1,789	—	1,789
Common stocks	2,872	—	11,922	14,794
Rights & warrants	—	3	144	147
Short-term securities	37,969	—	—	37,969
Total	$43,764	$723,246	$20,327	$787,337

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$319	$—	$319

[1]	Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2020	Level 3[2]	Purchases	Sales	loss[3]	depreciation[3]	Level 3[2]	6/30/2020
Investment securities	$19,675	$2,956	$1,962	$(567)	$(207)	$(121)	$(3,371)	$20,327

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2020								$34

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

132     American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

Impact to
valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2020	techniques	inputs	(if applicable)	average	input*
Bonds, notes & other debt instruments	$7,712	Market Comparables	$ per acre	$2.7K	$2.7K	Increase
			$ per thousand Boe per day	$12.5K	$12.5K	Increase
			Enterprise value/EBITDA multiple	2.0x - 4.0x	3.0x	Increase
			Risk discount	0.0%	0.0%	Decrease
		Recent market information	N/A	N/A	N/A	N/A
		Estimated recovery value	N/A	N/A	N/A	N/A
		Yield analysis	Yield to maturity risk premium	200 bps	200 bps	Decrease
Convertible stocks	549	Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.0x	10.0x	Increase
Common stocks		Estimated recovery value	N/A	N/A	N/A	N/A
		Market comparables	Enterprise value/EBITDA multiple	7.1x -7.3x	7.2x	Increase
			DLOM	21%	21%	Decrease
	11,922		Risk discount	0.0%	0.0%	Decrease
		Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.2x	10.2x	Increase
		Recent market information	N/A	N/A	N/A	N/A
Rights & warrants	144	Black-Scholes	Implied volatility	30%	30%	Increase
			Underlying share price	N/A	N/A	Na
		Recent market information	N/A	N/A	N/A	N/A
$20,327

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Boe = Barrels of oil equivalent
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization

American Funds Insurance Series      133

American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$263,450	$—	$263,450
U.S. Treasury bonds & notes	—	11,667	—	11,667
Asset-backed obligations	—	2,561	—	2,561
Short-term securities	—	135,170	—	135,170
Total	$—	$412,848	$—	$412,848

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$108	$—	$—	$108
Liabilities:
Unrealized depreciation on futures contracts	(74)	—	—	(74)
Unrealized depreciation on interest rate swaps	—	(5,967)	—	(5,967)
Total	$34	$(5,967)	$—	$(5,933)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund
At June 30, 2020, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,130,698	$—	$1,130,698
Federal agency bonds & notes	—	373,838	—	373,838
U.S. Treasury bonds & notes	—	333,750	—	333,750
Short-term securities	—	837,023	—	837,023
Total	$—	$2,675,309	$—	$2,675,309

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,176	$—	$—	$2,176
Unrealized appreciation on interest rate swaps	—	19,148	—	19,148
Liabilities:
Unrealized depreciation on futures contracts	(1,957)	—	—	(1,957)
Unrealized depreciation on interest rate swaps	—	(70,841)	—	(70,841)
Total	$219	$(51,693)	$—	$(51,474)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund
At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund
At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund
At June 30, 2020, all of the fund’s investments were classified as Level 1.

134     American Funds Insurance Series

Managed Risk Growth-Income Fund
At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund
At June 30, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of a fund may be subject to sharp declines in value. Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading

American Funds Insurance Series     135

volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result additional losses.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

136     American Funds Insurance Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

American Funds Insurance Series     137

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

138     American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

American Funds Insurance Series     139

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
					Value of
	Values of				investment
	securities		U.S. government		securities
Fund	on loan	Cash	securities		purchased
Global Growth Fund	$25,635	$26,917	$—		$24,225
Global Small Capitalization Fund	69,706	67,795	6,705		61,016
International Fund	11,451	12,030	—	*	10,827
New World Fund	8,556	8,979	—		8,081
Capital Income Builder	3,593	3,773	—		3,396
Asset Allocation Fund	47,984	50,338	—		45,305

*	Amount less than one thousand.

Investment securities purchased from cash collateral are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund and High-Income Bond Fund have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2020, the maximum exposure from these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $3,705,000 and $4,038,000, respectively, which would represent 0.01% and 0.51%, respectively, of the net assets of each fund should such commitments become due.

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

140     American Funds Insurance Series

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

American Funds Insurance Series     141

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options			Forward		Interest		Credit
	contracts	Futures		currency		rate		default
	purchased	contracts		contracts		swaps		swaps
International Fund	Not applicable	Not applicable		$66,613	*	Not applicable		Not applicable
New World Fund	Not applicable	$1,500		8,630		Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable		7,019		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable		1,782	*	Not applicable		Not applicable
Capital Income Builder	Not applicable	89,483		744		$180,215		$3,498
Asset Allocation Fund	Not applicable	1,944,475		Not applicable		354,805	*	101,240
Global Balanced Fund	Not applicable	7,592		26,310		8,915		Not applicable
Bond Fund	Not applicable	4,105,464		603,989		900,759		178,200	*
Capital World Bond Fund	Not applicable	267,583		746,695		179,345		123,637
High-Income Bond Fund	Not applicable	65,117	*	Not applicable		Not applicable		52,956
American Funds Mortgage Fund	Not applicable	138,142		Not applicable		567,228		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,252,820		Not applicable		8,224,363		Not applicable
Managed Risk Growth Fund	Not applicable	116,162		Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	532,070		Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	75,332		Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$25,963	564,546		Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	557,511		Not applicable		Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

142     American Funds Insurance Series

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2020 (dollars in thousands):

International Fund
		Net realized gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized gain on forward	$182	Net unrealized appreciation on	$131
		currency contracts		forward currency contracts

New World Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$73	Unrealized depreciation[1]	$—
Forward currency	Currency	Unrealized appreciation on open	10	Unrealized depreciation on open	4
		forward currency contracts		forward currency contracts
			$83		$4

		Net realized loss		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures	$—	Net unrealized appreciation on	$73
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(23)	Net unrealized appreciation on	6
		currency contracts		forward currency contracts
			$(23)		$79

Global Growth and Income Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open	$—	Unrealized depreciation on open	$27
		forward currency contracts		forward currency contracts

		Net realized gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Forward currency	Currency	Net realized gain on forward	$25	Net unrealized appreciation on	$110
		currency contracts		forward currency contracts

See end of tables for footnotes.

American Funds Insurance Series     143

International Growth and Income Fund
		Net realized gain			Net unrealized appreciation
		Location on statement of			Location on statement of
Contracts	Risk type	operations	Value		operations	Value
Forward currency	Currency	Net realized gain on forward	$18		Net unrealized appreciation on	$12
		currency contracts			forward currency contracts

Capital Income Builder
		Assets			Liabilities
		Location on statement of			Location on statement of
Contracts	Risk type	assets and liabilities	Value		assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$163		Unrealized depreciation[1]	$70
Forward currency	Currency	Unrealized appreciation on open	—		Unrealized depreciation on open	4
		forward currency contracts			forward currency contracts
Swap	Interest	Unrealized appreciation[1]	81		Unrealized depreciation[1]	29
Swap	Credit	Unrealized appreciation[1]	227		Unrealized depreciation[1]	—
			$471			$103

		Net realized gain			Net unrealized appreciation (depreciation)
		Location on statement of			Location on statement of
Contracts	Risk type	operations	Value		operations	Value
Futures	Interest	Net realized gain on futures	$3,729		Net unrealized appreciation on	$424
		contracts			futures contracts
Forward currency	Currency	Net realized gain on forward	24		Net unrealized depreciation on	(4)
		currency contracts			forward currency contracts
Swap	Interest	Net realized gain on swap	2,303		Net unrealized depreciation on	(777)
		contracts			swap contracts
Swap	Credit	Net realized gain on swap	20		Net unrealized appreciation on	227
		contracts			swap contracts
			$6,076			$(130)

Asset Allocation Fund
		Assets			Liabilities
		Location on statement of			Location on statement of
Contracts	Risk type	assets and liabilities	Value		assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,474		Unrealized depreciation[1]	$726
Swap	Credit	Unrealized appreciation[1]	—	[2]	Unrealized depreciation[1]	—
			$1,474			$726

		Net realized gain (loss)			Net unrealized appreciation
		Location on statement of			Location on statement of
Contracts	Risk type	operations	Value		operations	Value
Futures	Interest	Net realized gain on futures	$36,972		Net unrealized appreciation on	$3,710
		contracts			futures contracts
Swap	Interest	Net realized loss on swap	(13,562)		Net unrealized appreciation on	3,812
		contracts			swap contracts
Swap	Credit	Net realized gain on swap	2,724		Net unrealized appreciation on	— [2]
		contracts			swap contracts
			$26,134			$7,522

144     American Funds Insurance Series

Global Balanced Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$6	Unrealized depreciation[1]	$5
Forward currency	Currency	Unrealized appreciation on open	108	Unrealized depreciation on open	165
		forward currency contracts		forward currency contracts
Forward currency	Currency	Receivables for closed forward	47	Payables for closed forward	—
		currency contracts		currency contracts
Swap	Interest	Unrealized appreciation[1]	41	Unrealized depreciation[1]	139
			$202		$309

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures	$449	Net unrealized appreciation on	$17
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	398	Net unrealized appreciation on	42
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(24)	Net unrealized depreciation on	(96)
		contracts		swap contracts
			$823		$(37)

Bond Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$8,061	Unrealized depreciation[1]	$6,831
Forward currency	Currency	Unrealized appreciation on open	2,979	Unrealized depreciation on open	1,252
		forward currency contracts		forward currency contracts
Swap	Interest	Unrealized appreciation[1]	1,663	Unrealized depreciation[1]	32,402
			$12,703		$40,485

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures	$85,319	Net unrealized appreciation on	$5,309
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(6,097)	Net unrealized appreciation on	2,917
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(18,656)	Net unrealized depreciation on	(24,633)
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	25,217	Net unrealized appreciation on	—
		contracts		swap contracts
			$85,783		$(16,407)

See end of tables for footnotes.

American Funds Insurance Series     145

Capital World Bond Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$560	Unrealized depreciation[1]	$436
Forward currency	Currency	Unrealized appreciation on open	742	Unrealized depreciation on open	1,979
		forward currency contracts		forward currency contracts
Forward currency	Currency	Receivables for closed forward	5,787	Payables for closed forward	1,089
		currency contracts		currency contracts
Swap	Interest	Unrealized appreciation[1]	555	Unrealized depreciation[1]	502
Swap	Credit	Unrealized appreciation[1]	519	Unrealized depreciation[1]	—
			$8,163		$4,006

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures	$(1,040)	Net unrealized appreciation on	$929
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	8,589	Net unrealized appreciation on	973
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(2,885)	Net unrealized appreciation on	592
		contracts		swap contracts
Swap	Credit	Net realized loss on swap	(835)	Net unrealized depreciation on	(212)
		contracts		swap contracts
			$3,829		$2,282

High-Income Bond Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Swap	Credit	Unrealized appreciation[1]	$319	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures	$(144)	Net unrealized depreciation on	$(159)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	1	Net unrealized appreciation on	—
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	4,676	Net unrealized appreciation on	1,897
		contracts		swap contracts
			$4,533		$1,738

146     American Funds Insurance Series

American Funds Mortgage Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$108	Unrealized depreciation[1]	$74
Swap	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5,967
			$108		$6,041

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures	$8,464	Net unrealized appreciation on	$780
		contracts		futures contracts
Swap	Interest	Net realized loss on swap	(2,463)	Net unrealized depreciation on	(3,135)
		contracts		swap contracts
			$6,001		$(2,355)

U.S. Government/AAA-Rated Securities Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,176	Unrealized depreciation[1]	$1,957
Swap	Interest	Unrealized appreciation[1]	19,148	Unrealized depreciation[1]	70,841
			$21,324		$72,798

		Net realized gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures	$87,073	Net unrealized appreciation on	$8,167
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	15,421	Net unrealized depreciation on	(31,391)
		contracts		swap contracts
			$102,494		$(23,224)

See end of tables for footnotes.

American Funds Insurance Series     147

Managed Risk Growth Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$197	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	48	Unrealized depreciation[1]	1,514
Futures	Interest	Unrealized appreciation[1]	521	Unrealized depreciation[1]	—
			$766		$1,514

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized gain on futures	$186	Net unrealized appreciation on	$197
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(13,472)	Net unrealized depreciation on	(1,466)
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	5,514	Net unrealized appreciation on	582
		contracts		futures contracts
			$(7,772)		$(687)

Managed Risk International Fund
		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$335	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	195	Unrealized depreciation[1]	553
Futures	Interest	Unrealized appreciation[1]	169	Unrealized depreciation[1]	—
			$699		$553

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized gain on futures	$86	Net unrealized appreciation on	$335
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(8,257)	Net unrealized depreciation on	(358)
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	1,009	Net unrealized appreciation on	199
		contracts		futures contracts
			$(7,162)		$176

148     American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$35	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	25	Unrealized depreciation[1]	1,189
Futures	Interest	Unrealized appreciation[1]	358	Unrealized depreciation[1]	—
			$418		$1,189

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized gain on futures	$56	Net unrealized appreciation on	$35
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(13,739)	Net unrealized depreciation on	(1,164)
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	3,564	Net unrealized appreciation on	410
		contracts		futures contracts
			$(10,119)		$(719)

Managed Risk Growth-Income Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities of	$20,156	Investment securities of	$—
		unaffiliated issuers[3]		unaffiliated issuers[3]
Futures	Currency	Unrealized appreciation[1]	883	Unrealized depreciation[1]	—
Futures	Equity	Unrealized appreciation[1]	135	Unrealized depreciation[1]	1,445
Futures	Interest	Unrealized appreciation[1]	1,869	Unrealized depreciation[1]	—
			$23,043		$1,445

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on options	$(9,526)	Net unrealized appreciation on	$15,786
		purchased contracts[4]		options purchased contracts[5]
Futures	Currency	Net realized gain on futures	1,772	Net unrealized appreciation on	883
		contracts		futures contracts
Futures	Equity	Net realized gain on futures	16,550	Net unrealized depreciation on	(2,355)
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	23,943	Net unrealized appreciation on	2,244
		contracts		futures contracts
			$32,739		$16,558

See end of tables for footnotes.

American Funds Insurance Series     149

Managed Risk Asset Allocation Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$476	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	90	Unrealized depreciation[1]	6,442
Futures	Interest	Unrealized appreciation[1]	1,825	Unrealized depreciation[1]	—
			$2,391		$6,442

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Currency	Net realized gain on futures	$1,597	Net unrealized appreciation on	$476
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(59,487)	Net unrealized depreciation on	(6,352)
		contracts		futures contracts
Futures	Interest	Net realized gain on futures	21,839	Net unrealized appreciation on	2,350
		contracts		futures contracts
			$(36,051)		$(3,526)

[1]	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.
[4]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[5]	Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

150      American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

New World Fund
		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$10	$—	$—	$—	$10
Liabilities:
Standard Chartered Bank	$4	$—	$—	$—	$4

Global Growth and Income Fund
Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Standard Chartered Bank	$27	$—	$—	$—	$27

Capital Income Builder
Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Goldman Sachs	$4	$—	$—	$—	$4

See end of tables for footnote.

American Funds Insurance Series     151

Global Balanced Fund
		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$4	$(4)	$—	$—	$—
Barclays Bank PLC	6	(6)	—	—	—
Citibank	7	(7)	—	—	—
Goldman Sachs	39	(2)	—	—	37
HSBC Bank	6	(6)	—	—	—
JPMorgan Chase	75	(13)	—	—	62
Standard Chartered Bank	13	(4)	—	—	9
UBS AG	5	(5)	—	—	—
Total	$155	$(47)	$—	$—	$108
Liabilities:
Bank of America	$10	$—	$—	$—	$10
Bank of New York Mellon	5	(4)	—	—	1
Barclays Bank PLC	20	(6)	—	—	14
Citibank	44	(7)	—	—	37
Goldman Sachs	2	(2)	—	—	—
HSBC Bank	41	(6)	—	—	35
JPMorgan Chase	13	(13)	—	—	—
Morgan Stanley	14	—	—	—	14
Standard Chartered Bank	4	(4)	—	—	—
UBS AG	12	(5)	—	—	7
Total	$165	$(47)	$—	$—	$118

Bond Fund
		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$155	$—	$(2)	$—	$153
Goldman Sachs	2,038	—	—	(2,038)	—
Morgan Stanley	786	—	—	(660)	126
Total	$2,979	$—	$(2)	$(2,698)	$279
Liabilities:
Citibank	$22	$—	$—	$—	$22
JPMorgan Chase	338	—	(338)	—	—
Standard Chartered Bank	892	—	(892)	—	—
Total	$1,252	$—	$(1,230)	$—	$22

152     American Funds Insurance Series

Capital World Bond Fund
		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$41	$(24)	$(15)	$—	$2
Citibank	5,861	(1,170)	—	(4,561)	130
Goldman Sachs	19	—	—	(19)	—
JPMorgan Chase	228	(228)	—	—	—
Standard Chartered Bank	165	(122)	—	—	43
UBS AG	215	(211)	(4)	—	—
Total	$6,529	$(1,755)	$(19)	$(4,580)	$175
Liabilities:
Bank of America	$63	$—	$—	$—	$63
Bank of New York Mellon	24	(24)	—	—	—
Barclays Bank PLC	1	—	—	—	1
Citibank	1,170	(1,170)	—	—	—
JPMorgan Chase	1,477	(228)	(1,249)	—	—
Standard Chartered Bank	122	(122)	—	—	—
UBS AG	211	(211)	—	—	—
Total	$3,068	$(1,755)	$(1,249)	$—	$64

* Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series     153

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2019:
Undistributed ordinary income	$13,148	$11,186	$76,916	$19,253	$25,462	$37,136
Undistributed long-term capital gains	194,055	273,289	738,170	—	16,027	104,256
Capital loss carryforward*	—	—	—	(149,822)	—	—
As of June 30, 2020:
Gross unrealized appreciation on
investments	3,290,168	1,403,687	15,459,590	2,184,656	849,823	2,142,014
Gross unrealized depreciation on
investments	(231,687)	(234,502)	(660,874)	(661,590)	(68,144)	(795,155)
Net unrealized appreciation
(depreciation) on investments	3,058,481	1,169,185	14,798,716	1,523,066	781,679	1,346,859
Cost of investments	3,742,442	3,265,498	15,411,380	7,386,761	2,665,024	7,070,500

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
As of December 31, 2019:
Undistributed ordinary income	$6,550	$238,333	$3,236	$1,926	$118,751	$17
Undistributed long-term capital gains	51,450	820,299	—	—	123,690	1,437
Capital loss carryforward*	—	—	(35,828)	(19,754)	—	—
As of June 30, 2020:
Gross unrealized appreciation on
investments	496,090	10,887,937	217,631	88,825	6,357,435	76,582
Gross unrealized depreciation on
investments	(112,894)	(1,490,177)	(120,291)	(24,589)	(885,733)	(13,557)
Net unrealized appreciation
(depreciation) on investments	383,196	9,397,760	97,340	64,236	5,471,702	63,025
Cost of investments	1,536,941	24,584,431	1,201,104	911,253	22,198,926	352,832

154    American Funds Insurance Series

						U.S.
		Capital	High-	American		Government/
		World	Income	Funds	Ultra-Short	AAA-Rated
	Bond	Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2019:
Undistributed ordinary income	$101,879	$31,468	$12,900	$1,209	$737	$33,112
Undistributed long-term capital gains	42,007	8,412	—	390	—	16,400
Capital loss carryforward*	—	—	(190,113)	—	(1)	—
As of June 30, 2020:
Gross unrealized appreciation on
investments	595,588	107,962	23,524	7,011	16	97,437
Gross unrealized depreciation on
investments	(88,272)	(49,046)	(101,057)	(6,240)	(6)	(73,407)
Net unrealized appreciation
(depreciation) on investments	507,316	58,916	(77,533)	771	10	24,030
Cost of investments	11,154,376	2,079,102	865,424	406,144	343,921	2,599,805

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
As of December 31, 2019:
Undistributed ordinary income	$3,505	$1,934	$5,703	$33,307	$40,690
Undistributed long-term capital gains	21,766	1,312	10,865	118,369	105,973
As of June 30, 2020:
Gross unrealized appreciation on
investments	55,343	—	—	71,911	110,722
Gross unrealized depreciation on
investments	—	(7,385)	(25,977)	(938)	—
Net unrealized appreciation
(depreciation) on investments	55,343	(7,385)	(25,977)	70,973	110,722
Cost of investments	406,104	156,495	358,898	2,118,772	2,477,153

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$5,668	$73,033	$78,701	$31,022	$121,251	$152,273
Class 1A	13	205	218	82	367	449
Class 2	6,888	109,286	116,174	40,119	204,481	244,600
Class 4	592	11,537	12,129	3,204	17,408	20,612
Total	$13,161	$194,061	$207,222	$74,427	$343,507	$417,934

American Funds Insurance Series     155

Global Small Capitalization Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$5,414	$120,074	$125,488	$28,009	$97,912	$125,921
Class 1A	2	42	44	6	23	29
Class 2	5,373	140,495	145,868	28,406	119,280	147,686
Class 4	408	12,682	13,090	1,932	9,184	11,116
Total	$11,197	$273,293	$284,490	$58,353	$226,399	$284,752

Growth Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$32,752	$285,315	$318,067	$150,838	$964,757	$1,115,595
Class 1A	56	547	603	193	1,290	1,483
Class 2	39,943	404,657	444,600	192,058	1,500,212	1,692,270
Class 3	560	5,433	5,993	2,713	20,442	23,155
Class 4	3,629	42,241	45,870	14,770	130,929	145,699
Total	$76,940	$738,193	$815,133	$360,572	$2,617,630	$2,978,202

International Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$11,268	$—	$11,268	$85,943	$130,060	$216,003
Class 1A	13	—	13	95	141	236
Class 2	7,417	—	7,417	59,246	104,778	164,024
Class 3	43	—	43	354	637	991
Class 4	522	—	522	4,496	8,870	13,366
Total	$19,263	$—	$19,263	$150,134	$244,486	$394,620

New World Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$14,407	$8,752	$23,159	$23,315	$71,500	$94,815
Class 1A	42	26	68	39	132	171
Class 2	6,569	4,233	10,802	8,693	34,958	43,651
Class 4	4,454	3,019	7,473	4,452	21,103	25,555
Total	$25,472	$16,030	$41,502	$36,499	$127,693	$164,192

156     American Funds Insurance Series

Blue Chip Income and Growth Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$22,973	$61,517	$84,490	$118,657	$410,713	$529,370
Class 1A	47	134	181	163	435	598
Class 2	11,675	34,662	46,337	60,118	238,793	298,911
Class 4	2,493	7,992	10,485	10,646	38,700	49,346
Total	$37,188	$104,305	$141,493	$189,584	$688,641	$878,225

Global Growth and Income Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$2,206	$15,679	$17,885	$12,475	$27,971	$40,446
Class 1A	7	53	60	33	66	99
Class 2	3,948	32,112	36,060	24,591	66,794	91,385
Class 4	392	3,612	4,004	2,298	5,970	8,268
Total	$6,553	$51,456	$58,009	$39,397	$100,801	$140,198

Growth-Income Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$144,011	$482,142	$626,153	$455,391	$1,825,184	$2,280,575
Class 1A	75	265	340	206	825	1,031
Class 2	85,637	305,445	391,082	272,097	1,260,360	1,532,457
Class 3	973	3,413	4,386	3,204	14,500	17,704
Class 4	7,703	29,072	36,775	21,474	103,934	125,408
Total	$238,399	$820,337	$1,058,736	$752,372	$3,204,803	$3,957,175

International Growth and Income Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$2,681	$—	$2,681	$41,626	$—	$41,626
Class 1A	5	—	5	84	—	84
Class 2	399	—	399	8,726	—	8,726
Class 4	158	—	158	3,112	—	3,112
Total	$3,243	$—	$3,243	$53,548	$—	$53,548

Capital Income Builder
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$8,420	$—	$8,420	$13,476	$—	$13,476
Class 1A	78	—	78	126	—	126
Class 2	82	—	82	137	—	137
Class 4	5,699	—	5,699	10,875	—	10,875
Total	$14,279	$—	$14,279	$24,614	$—	$24,614

American Funds Insurance Series     157

Asset Allocation Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$80,116	$79,610	$159,726	$356,589	$816,841	$1,173,430
Class 1A	46	51	97	189	416	605
Class 2	20,767	22,747	43,514	94,178	253,101	347,279
Class 3	133	141	274	608	1,581	2,189
Class 4	17,719	21,221	38,940	71,682	206,152	277,834
Total	$118,781	$123,770	$242,551	$523,246	$1,278,091	$1,801,337

Global Balanced Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6	$440	$446	$1,912	$3,479	$5,391
Class 1A	—*	8	8	28	61	89
Class 2	9	668	677	2,521	5,487	8,008
Class 4	3	322	325	954	2,492	3,446
Total	$18	$1,438	$1,456	$5,415	$11,519	$16,934

Bond Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$62,335	$25,238	$87,573	$177,855	$—	$177,855
Class 1A	75	31	106	165	—	165
Class 2	34,283	14,478	48,761	90,796	—	90,796
Class 4	5,291	2,303	7,594	11,384	—	11,384
Total	$101,984	$42,050	$144,034	$280,200	$—	$280,200

Capital World Bond Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$16,454	$4,335	$20,789	$19,173	$—	$19,173
Class 1A	9	3	12	7	—	7
Class 2	14,282	3,871	18,153	15,927	—	15,927
Class 4	742	206	948	649	—	649
Total	$31,487	$8,415	$39,902	$35,756	$—	$35,756

158     American Funds Insurance Series

High-Income Bond Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,904	$—	$1,904	$33,304	$—	$33,304
Class 1A	14	—	14	45	—	45
Class 2	10,081	—	10,081	41,753	—	41,753
Class 3	147	—	147	611	—	611
Class 4	758	—	758	3,353	—	3,353
Total	$12,904	$—	$12,904	$79,066	$—	$79,066

American Funds Mortgage Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$845	$263	$1,108	$5,573	$—	$5,573
Class 1A	2	1	3	12	—	12
Class 2	217	75	292	1,355	—	1,355
Class 4	147	52	199	585	—	585
Total	$1,211	$391	$1,602	$7,525	$—	$7,525

Ultra-Short Bond Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$104	$—	$104	$604	$—	$604
Class 1A	—*	—	—*	—*	—	—*
Class 2	558	—	558	4,088	—	4,088
Class 3	8	—	8	59	—	59
Class 4	67	—	67	342	—	342
Total	$737	$—	$737	$5,093	$—	$5,093

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6,611	$3,231	$9,842	$31,700	$—	$31,700
Class 1A	59	29	88	50	—	50
Class 2	22,261	11,067	33,328	26,790	—	26,790
Class 3	181	89	270	180	—	180
Class 4	4,011	1,992	6,003	2,241	—	2,241
Total	$33,123	$16,408	$49,531	$60,961	$—	$60,961

See end of tables for footnote.

American Funds Insurance Series     159

Managed Risk Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$64	$375	$439	$61	$256	$317
Class P2	3,441	21,394	24,835	3,581	26,324	29,905
Total	$3,505	$21,769	$25,274	$3,642	$26,580	$30,222

Managed Risk International Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$21	$10	$31	$11	$16	$27
Class P2	1,913	1,303	3,216	2,974	4,795	7,769
Total	$1,934	$1,313	$3,247	$2,985	$4,811	$7,796

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$25	$37	$62	$13	$40	$53
Class P2	5,680	10,828	16,508	5,566	17,796	23,362
Total	$5,705	$10,865	$16,570	$5,579	$17,836	$23,415

Managed Risk Growth-Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$29,129	$103,176	$132,305	$14,564	$14,505	$29,069
Class P2	4,182	15,199	19,381	1,352	2,019	3,371
Total	$33,311	$118,375	$151,686	$15,916	$16,524	$32,440

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$58	$146	$204	$5	$65	$70
Class P2	40,641	105,833	146,474	62,691	115,050	177,741
Total	$40,699	$105,979	$146,678	$62,696	$115,115	$177,811

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

160     American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for New World Fund, Capital Income Builder, Capital World Bond Fund, American Funds Mortgage Fund and each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2020, total investment advisory services fees waived by CRMC were $3,259,000.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

					For the	For the
					six months	six months
			Net asset level		ended	ended
	Rates		(in billions)		June 30,	June 30,
	Beginning	Ending		In excess	2020,	2020,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.515%	.515%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.320	.320
International Fund	.690	.430	.5	21.0	.495	.495
New World Fund	.850	.580	.5	4.0	.703	.643
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.391	.391
Global Growth and Income Fund	.690	.480	.6	3.0	.599	.599
Growth-Income Fund	.500	.219	.6	34.0	.257	.257
International Growth and Income Fund	.690	.500	.5	1.5	.616	.616
Capital Income Builder	.500	.410	.6	1.0	.482	.395
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.363	.363
Capital World Bond Fund	.570	.450	1.0	3.0	.534	.501
High-Income Bond Fund	.500	.420	.6	2.0	.481	.481
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.361
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.343	.343
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series     161

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$356
Class 1A	$—	$9	1
Class 2	4,467	Not applicable	536
Class 4	461	460	55
Total class-specific
expenses	$4,928	$469	$948

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,599
Class 1A	$—	$23	3
Class 2	19,081	Not applicable	2,290
Class 3	187	Not applicable	31
Class 4	1,893	1,892	227
Total class-specific
expenses	$21,161	$1,915	$4,150
Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$276
Class 1A	$—	$ —*	—*
Class 2	2,597	Not applicable	312
Class 4	233	233	28
Total class-specific
expenses	$2,830	$233	$616

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$697
Class 1A	$—	$8	1
Class 2	4,670	Not applicable	561
Class 3	19	Not applicable	3
Class 4	415	415	50
Total class-specific
expenses	$5,104	$423	$1,312

162     American Funds Insurance Series

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$277
Class 1A	$—	$5	1
Class 2	1,078	Not applicable	129
Class 4	741	741	89
Total class-specific
expenses	$1,819	$746	$496

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$86
Class 1A	$—	$2	—	*
Class 2	1,463	Not applicable	176
Class 4	160	160	19
Total class-specific
expenses	$1,623	$162	$281

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$148
Class 1A	$—	$2	—	*
Class 2	241	Not applicable	29
Class 4	110	110	13
Total class-specific
expenses	$351	$112	$190

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$2,492
Class 1A	$—	$13	2
Class 2	5,940	Not applicable	713
Class 3	27	Not applicable	4
Class 4	5,376	5,376	645
Total class-specific
expenses	$11,343	$5,389	$3,856
Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$739
Class 1A	$—	$11	1
Class 2	3,401	Not applicable	408
Class 4	739	739	89
Total class-specific
expenses	$4,140	$750	$1,237

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$2,891
Class 1A	$—	$13	2
Class 2	15,267	Not applicable	1,832
Class 3	126	Not applicable	21
Class 4	1,412	1,412	169
Total class-specific
expenses	$16,805	$1,425	$4,915

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$77
Class 1A	$—	$7	1
Class 2	7	Not applicable	1
Class 4	521	521	62
Total class-specific
expenses	$528	$528	$141

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$19
Class 1A	$—	$2	—	*
Class 2	238	Not applicable	29
Class 4	112	112	13
Total class-specific
expenses	$350	$114	$61

See end of tables for footnote.

American Funds Insurance Series     163

Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$951
Class 1A	$—	$9		1
Class 2	4,420	Not applicable		530
Class 4	671	671		81
Total class-specific
expenses	$5,091	$680		$1,563

High-Income Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$55
Class 1A	$—	$1		—	*
Class 2	767	Not applicable		92
Class 3	8	Not applicable		1
Class 4	64	64		8
Total class-specific
expenses	$839	$65		$156

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$5
Class 1A	$—	$—	*	—	*
Class 2	311	Not applicable		37
Class 3	3	Not applicable		1
Class 4	37	37		5
Total class-specific
expenses	$351	$37		$48

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$9
Class P2	$543	543
Total class-specific
expenses	$543	$552

Managed Risk Blue Chip
Income and Growth Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$2
Class P2	$424	424
Total class-specific
expenses	$424	$426
Capital World Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$155
Class 1A	$—	$1	—	*
Class 2	1,203	Not applicable	144
Class 4	62	62	7
Total class-specific
expenses	$1,265	$63	$306

American Funds Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$30
Class 1A	$—	$1	—	*
Class 2	70	Not applicable	8
Class 4	42	41	5
Total class-specific
expenses	$112	$42	$43

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$162
Class 1A	$—	$4	—	*
Class 2	1,696	Not applicable	204
Class 3	9	Not applicable	1
Class 4	247	247	30
Total class-specific
expenses	$1,952	$251	$397

Managed Risk International Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$1
Class P2	$190	190
Total class-specific
expenses	$190	$191

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$2,388
Class P2	$344	344
Total class-specific
expenses	$344	$2,732

164     American Funds Insurance Series

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
Share class	services	services
Class P1	Not applicable	$4
Class P2	$3,321	3,321
Total class-specific
expenses	$3,321	$3,325

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Managed Risk International Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2020, total fees and expenses reimbursed by CRMC were $2,000. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

			(Decrease) increase in value of	Total trustees’
Fund	Current fees		deferred amounts	compensation
Global Growth Fund	$11		$(1)	$10
Global Small Capitalization Fund	7		— *	7
Growth Fund	47		(3)	44
International Fund	16		(2)	14
New World Fund	6		(1)	5
Blue Chip Income and Growth Fund	15		(1)	14
Global Growth and Income Fund	3		— *	3
Growth-Income Fund	58		(5)	53
International Growth and Income Fund	2		— *	2
Capital Income Builder	2		— *	2
Asset Allocation Fund	45		(6)	39
Global Balanced Fund	1		— *	1
Bond Fund	18		(4)	14
Capital World Bond Fund	3		(1)	2
High-Income Bond Fund	2		(1)	1
American Funds Mortgage Fund	—	*	— *	—	*
Ultra-Short Bond Fund	1		— *	1
U.S. Government/AAA-Rated Securities Fund	5		(3)	2
Managed Risk Growth Fund	1		— *	1
Managed Risk International Fund	—	*	— *	—	*
Managed Risk Blue Chip Income and Growth
Fund	—	*	— *	—	*
Managed Risk Growth-Income Fund	2		1	3
Managed Risk Asset Allocation Fund	3		1	4

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Insurance Series     165

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of June 30, 2020 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	gain (loss)
Global Growth Fund	$9,302	$26,059	$5,116
Global Small Capitalization Fund	34,841	36,098	916
Growth Fund	253,054	262,317	27,602
International Fund	46,693	59,299	7,938
New World Fund	42,173	38,710	(2,212)
Blue Chip Income and Growth Fund	143,063	55,397	(1,792)
Global Growth and Income Fund	1,744	23,222	(11,375)
Growth-Income Fund	309,537	470,032	26,622
International Growth and Income Fund	16,181	11,355	(860)
Capital Income Builder	70,291	40,039	(9,814)
Asset Allocation Fund	186,945	314,271	52,102
Bond Fund	33,448	14,511	1,255
Capital World Bond Fund	11,099	185	7
High-Income Bond Fund	2,877	365,982	(18,814)
U.S. Government/AAA-Rated Securities Fund	—	444,556	22,675

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2020.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$137,872	4,527	$78,701	2,393	$(178,482)	(5,864)	$38,091	1,056
Class 1A	1,052	35	217	7	(1,893)	(69)	(624)	(27)
Class 2	20,996	726	116,174	3,572	(285,902)	(9,235)	(148,732)	(4,937)
Class 4	33,776	1,095	12,130	375	(28,061)	(958)	17,845	512
Total net increase (decrease)	$193,696	6,383	$207,222	6,347	$(494,338)	(16,126)	$(93,420)	(3,396)

Year ended December 31, 2019
Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122
Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

166     American Funds Insurance Series

Global Small Capitalization Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$172,768	8,351	$125,091	5,146	$(219,411)	(9,590)	$78,448	3,907
Class 1A	163	7	43	2	(57)	(3)	149	6
Class 2	51,360	2,516	145,869	6,194	(147,706)	(6,121)	49,523	2,589
Class 4	16,798	743	13,089	553	(15,504)	(673)	14,383	623
Total net increase (decrease)	$241,089	11,617	$284,092	11,895	$(382,678)	(16,387)	$142,503	7,125

Year ended December 31, 2019
Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032
Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$102,952	4,408

Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$1,201,297	15,603	$317,441	3,607	$(1,495,269)	(18,874)	$23,469	336
Class 1A	7,999	95	603	7	(2,682)	(35)	5,920	67
Class 2	228,247	2,918	444,599	5,098	(1,385,153)	(17,154)	(712,307)	(9,138)
Class 3	1,018	14	5,993	67	(14,242)	(171)	(7,231)	(90)
Class 4	138,894	1,789	45,870	534	(121,825)	(1,569)	62,939	754
Total net increase (decrease)	$1,577,455	20,419	$814,506	9,313	$(3,019,171)	(37,803)	$(627,210)	(8,071)

Year ended December 31, 2019
Class 1	$896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375
Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$974,922	15,701

See end of tables for footnotes.

American Funds Insurance Series     167

International Fund

			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$388,665	23,703	$11,267	597	$(440,804)	(24,999)	$(40,872)	(699)
Class 1A	1,828	102	13	1	(573)	(32)	1,268	71
Class 2	199,891	11,906	7,418	395	(208,199)	(11,265)	(890)	1,036
Class 3	158	9	42	2	(1,059)	(58)	(859)	(47)
Class 4	30,329	1,783	522	28	(26,390)	(1,483)	4,461	328
Total net increase (decrease)	$620,871	37,503	$19,262	1,023	$(677,025)	(37,837)	$(36,892)	689

Year ended December 31, 2019
Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543
Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)

New World Fund

			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$44,914	2,137	$23,133	946	$(185,645)	(8,197)	$(117,598)	(5,114)
Class 1A	2,951	128	67	3	(781)	(35)	2,237	96
Class 2	37,068	1,679	10,803	446	(76,551)	(3,236)	(28,680)	(1,111)
Class 4	50,331	2,264	7,473	311	(27,437)	(1,209)	30,367	1,366
Total net increase (decrease)	$135,264	6,208	$41,476	1,706	$(290,414)	(12,677)	$(113,674)	(4,763)

Year ended December 31, 2019
Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985
Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

Blue Chip Income and Growth Fund

			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$376,445	34,283	$83,851	6,495	$(479,153)	(41,220)	$(18,857)	(442)
Class 1A	4,165	355	180	14	(496)	(42)	3,849	327
Class 2	57,979	5,410	46,338	3,643	(152,947)	(12,250)	(48,630)	(3,197)
Class 4	94,984	8,201	10,485	830	(26,845)	(2,297)	78,624	6,734
Total net increase (decrease)	$533,573	48,249	$140,854	10,982	$(659,441)	(55,809)	$14,986	3,422

Year ended December 31, 2019
Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519
Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

168     American Funds Insurance Series

Global Growth and Income Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$220,708	17,518	$17,145	1,207	$(186,270)	(14,634)	$51,583	4,091
Class 1A	283	23	59	4	(63)	(5)	279	22
Class 2	33,099	2,678	36,059	2,547	(68,359)	(4,755)	799	470
Class 4	14,786	1,123	4,005	288	(10,672)	(813)	8,119	598
Total net increase (decrease)	$268,876	21,342	$57,268	4,046	$(265,364)	(20,207)	$60,780	5,181

Year ended December 31, 2019
Class 1	$43,801	2,986	$38,762	2,639	$(61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863
Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)

Growth-Income Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$1,399,453	32,553	$625,200	12,835	$(1,625,978)	(36,304)	$398,675	9,084
Class 1A	1,291	29	340	7	(692)	(15)	939	21
Class 2	153,560	3,505	391,083	8,139	(726,766)	(15,483)	(182,123)	(3,839)
Class 3	1,033	22	4,386	90	(9,423)	(197)	(4,004)	(85)
Class 4	88,454	1,971	36,775	775	(75,133)	(1,678)	50,096	1,068
Total net increase (decrease)	$1,643,791	38,080	$1,057,784	21,846	$(2,437,992)	(53,677)	$263,583	6,249

Year ended December 31, 2019
Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364
Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

See end of tables for footnotes.

American Funds Insurance Series     169

International Growth and Income Fund
			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$71,907	5,085	$2,659	168		$(27,857)	(1,832)	$46,709	3,421
Class 1A	734	52	5	—	†	(706)	(44)	33	8
Class 2	11,558	828	399	25		(45,938)	(2,621)	(33,981)	(1,768)
Class 4	11,342	746	158	10		(6,864)	(461)	4,636	295
Total net increase (decrease)	$95,541	6,711	$3,221	203		$(81,365)	(4,958)	$17,397	1,956

Year ended December 31, 2019
Class 1	$9,331	555	$41,626	2,406		$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5		(75)	(4)	372	23
Class 2	14,448	831	8,726	507		(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182		(7,857)	(466)	15,410	911
Total net increase (decrease)	$44,297	2,603	$53,548	3,100		$(175,914)	(10,292)	$(78,069)	(4,589)

Capital Income Builder
			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$155,944	16,257	$8,420	910		$(123,750)	(13,164)	$40,614	4,003
Class 1A	108	12	78	8		(242)	(25)	(56)	(5)
Class 2	914	93	82	9		(163)	(16)	833	86
Class 4	28,162	2,825	5,699	616		(32,443)	(3,386)	1,418	55
Total net increase (decrease)	$185,128	19,187	$14,279	1,543		$(156,598)	(16,591)	$42,809	4,139

Year ended December 31, 2019
Class 1	$160,592	15,806	$13,476	1,322		$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12		(345)	(34)	2,490	246
Class 2	1,661	165	137	13		(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070		(29,407)	(2,903)	47,930	4,742
Total net increase (decrease)	$231,424	22,814	$24,614	2,417		$(42,829)	(4,233)	$213,209	20,998

Asset Allocation Fund
			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$1,338,592	60,714	$159,726	6,661		$(1,705,001)	(78,164)	$(206,683)	(10,789)
Class 1A	1,697	73	97	4		(1,033)	(47)	761	30
Class 2	58,203	2,570	43,514	1,835		(310,423)	(13,890)	(208,706)	(9,485)
Class 3	357	15	274	12		(1,998)	(89)	(1,367)	(62)
Class 4	213,254	9,477	38,940	1,652		(141,527)	(6,432)	110,667	4,697
Total net increase (decrease)	$1,612,103	72,849	$242,551	10,164		$(2,159,982)	(98,622)	$(305,328)	(15,609)

Year ended December 31, 2019
Class 1	$1,081,611	47,062	$1,173,430	52,076		$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27		(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613		(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97		(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559		(218,378)	(9,706)	416,137	18,585
Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372		$(1,920,425)	(84,039)	$1,434,114	64,163

170     American Funds Insurance Series

Global Balanced Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$22,993	1,858	$446	33	$(24,873)	(2,043)	$(1,434)	(152)
Class 1A	28	2	8	1	(61)	(5)	(25)	(2)
Class 2	5,600	454	676	51	(14,204)	(1,124)	(7,928)	(619)
Class 4	5,141	401	326	25	(4,540)	(365)	927	61
Total net increase (decrease)	$33,762	2,715	$1,456	110	$(43,678)	(3,537)	$(8,460)	(712)

Year ended December 31, 2019
Class 1	$10,073	777	$5,390	408	$(9,768)	(718)	$5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019
Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976

Bond Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$732,040	63,595	$86,833	7,428	$(1,418,621)	(124,125)	$(599,748)	(53,102)
Class 1A	1,618	142	106	9	(988)	(87)	736	64
Class 2	174,874	15,300	48,761	4,229	(369,090)	(32,700)	(145,455)	(13,171)
Class 4	103,567	9,145	7,594	661	(58,084)	(5,161)	53,077	4,645
Total net increase (decrease)	$1,012,099	88,182	$143,294	12,327	$(1,846,783)	(162,073)	$(691,390)	(61,564)

Year ended December 31, 2019
Class 1	$562,508	51,468	$176,372	15,842	$(614,303)	(56,025)	$124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216
Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Capital World Bond Fund
			Reinvestments of				Net (decrease)
	Sales*		distributions		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$168,432	14,048	$20,667	1,702	$(202,146)	(17,074)	$(13,047)	(1,324)
Class 1A	179	15	11	1	(58)	(5)	132	11
Class 2	58,590	4,952	18,154	1,508	(110,293)	(9,359)	(33,549)	(2,899)
Class 4	10,509	878	948	80	(11,495)	(973)	(38)	(15)
Total net increase (decrease)	$237,710	19,893	$39,780	3,291	$(323,992)	(27,411)	$(46,502)	(4,227)

Year ended December 31, 2019
Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558
Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

See end of tables for footnotes.

American Funds Insurance Series     171

High-Income Bond Fund
			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$14,699	1,681	$1,802	191		$(379,982)	(42,604)	$(363,481)	(40,732)
Class 1A	236	26	14	1		(50)	(6)	200	21
Class 2	9,966	1,072	10,081	1,088		(34,953)	(3,866)	(14,906)	(1,706)
Class 3	243	26	148	15		(807)	(87)	(416)	(46)
Class 4	33,852	3,350	758	75		(44,656)	(4,355)	(10,046)	(930)
Total net increase (decrease)	$58,996	6,155	$12,803	1,370		$(460,448)	(50,918)	$(388,649)	(43,393)

Year ended December 31, 2019
Class 1	$9,412	933	$33,027	3,374		$(48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5		(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340		(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62		(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321		(37,801)	(3,523)	29,854	2,868
Total net increase (decrease)	$84,845	8,138	$78,789	8,102		$(172,073)	(17,068)	$(8,439)	(828)

Mortgage Fund
			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$25,935	2,378	$1,109	100		$(55,643)	(5,106)	$(28,599)	(2,628)
Class 1A	198	18	3	—	†	(124)	(11)	77	7
Class 2	3,290	303	292	27		(6,669)	(610)	(3,087)	(280)
Class 4	17,488	1,618	198	18		(8,470)	(781)	9,216	855
Total net increase (decrease)	$46,911	4,317	$1,602	145		$(70,906)	(6,508)	$(22,393)	(2,046)

Year ended December 31, 2019
Class 1	$31,595	3,007	$5,573	528		$(41,843)	(3,959)	$(4,675)	(424)
Class 1A	166	16	12	1		(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129		(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56		(9,761)	(944)	2,820	258
Total net increase (decrease)	$48,108	4,582	$7,525	714		$(59,850)	(5,683)	$(4,217)	(387)

172     American Funds Insurance Series

Ultra-Short Bond Fund
			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$19,129	1,687	$104		9		$(6,205)	(547)	$13,028	1,149
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	83,973	7,609	558		51		(50,003)	(4,532)	34,528	3,128
Class 3	1,092	98	8		1		(584)	(52)	516	47
Class 4	23,847	2,138	67		6		(12,394)	(1,112)	11,520	1,032
Total net increase (decrease)	$128,041	11,532	$737		67		$(69,186)	(6,243)	$59,592	5,356

Year ended December 31, 2019
Class 1	$9,753	856	$604		53		$(17,930)	(1,576)	$(7,573)	(667)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	85,259	7,676	4,088		371		(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59		5		(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342		31		(17,702)	(1,580)	4,153	371
Total net increase (decrease)	$117,239	10,516	$5,093		460		$(143,860)	(12,905)	$(21,528)	(1,929)

U.S. Government/AAA-Rated Securities Fund
			Reinvestments of						Net (decrease)
	Sales*		distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$105,013	8,023	$9,624		740		$(1,265,074)	(95,013)	$(1,150,437)	(86,250)
Class 1A	1,904	145	89		7		(1,446)	(110)	547	42
Class 2	81,686	6,412	33,328		2,592		(213,441)	(16,303)	(98,427)	(7,299)
Class 3	1,932	149	269		20		(985)	(76)	1,216	93
Class 4	188,266	14,581	6,004		467		(78,685)	(6,017)	115,585	9,031
Total net increase (decrease)	$378,801	29,310	$49,314		3,826		$(1,559,631)	(117,519)	$(1,131,516)	(84,383)

Year ended December 31, 2019
Class 1	$63,401	5,184	$31,462		2,550		$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50		4		(488)	(40)	910	74
Class 2	105,457	8,638	26,789		2,193		(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180		15		(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241		183		(41,016)	(3,366)	30,257	2,469
Total net increase (decrease)	$240,213	19,663	$60,722		4,945		$(368,613)	(30,109)	$(67,678)	(5,501)

Managed Risk Growth Fund
			Reinvestments of
	Sales*		distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$3,420	245	$439		32		$(852)	(62)	$3,007	215
Class P2	29,202	2,123	24,835		1,827		(32,980)	(2,378)	21,057	1,572
Total net increase (decrease)	$32,622	2,368	$25,274		1,859		$(33,832)	(2,440)	$24,064	1,787

Year ended December 31, 2019
Class P1	$2,619	201	$317		25		$(523)	(41)	$2,413	185
Class P2	47,485	3,690	29,905		2,419		(30,455)	(2,336)	46,935	3,773
Total net increase (decrease)	$50,104	3,891	$30,222		2,444		$(30,978)	(2,377)	$49,348	3,958

See end of tables for footnotes.

American Funds Insurance Series     173

Managed Risk International Fund
			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$903	88	$31	4	$(174)	(17)	$760	75
Class P2	14,137	1,495	3,216	348	(5,382)	(539)	11,971	1,304
Total net increase (decrease)	$15,040	1,583	$3,247	352	$(5,556)	(556)	$12,731	1,379

Year ended December 31, 2019
Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)
Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$(3,125)	(276)

Managed Risk Blue Chip Income and Growth Fund
			Reinvestments of
	Sales*		distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$525	45	$62	6	$(38)	(3)	$549	48
Class P2	19,849	1,862	16,508	1,610	(11,856)	(1,052)	24,501	2,420
Total net increase (decrease)	$20,374	1,907	$16,570	1,616	$(11,894)	(1,055)	$25,050	2,468

Year ended December 31, 2019
Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644
Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Managed Risk Growth-Income Fund
			Reinvestments of
	Sales*		distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$32,108	2,384	$132,305	10,410	$(89,691)	(6,882)	$74,722	5,912
Class P2	12,333	929	19,381	1,533	(12,105)	(899)	19,609	1,563
Total net increase (decrease)	$44,441	3,313	$151,686	11,943	$(101,796)	(7,781)	$94,331	7,475

Year ended December 31, 2019
Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919
Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

174     American Funds Insurance Series

Managed Risk Asset Allocation Fund
			Reinvestments of
	Sales*		distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$2,240	176	$204	17	$(561)	(41)	$1,883	152
Class P2	42,169	3,302	146,474	12,155	(133,077)	(10,395)	55,566	5,062
Total net increase (decrease)	$44,409	3,478	$146,678	12,172	$(133,638)	(10,436)	$57,449	5,214

Year ended December 31, 2019
Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386
Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Insurance Series     175

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2020 (dollars in thousands):

		Global				Blue Chip
	Global	Small			New	Income and
	Growth	Capitalization	Growth	International	World	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$534,335	$ 922,816	$3,248,088	$1,745,943	$1,807,749	$2,328,314
Sales of investment securities*	829,429	1,009,463	4,901,588	2,133,214	1,868,740	2,400,012
Non-U.S. taxes paid on dividend income	3,150	1,363	3,249	6,316	1,319	249
Non-U.S. taxes paid on interest income	—	—	—	—	(4)	—
Non-U.S. taxes paid on realized gains	—	—	—	—	550	—
Non-U.S. taxes provided on unrealized gains	2,859	1,040	—	7,323	6,580	—

	Global		International
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund
Purchases of investment securities*	$417,183	$6,304,391	$388,541	$1,037,086	$13,158,932	$ 91,666
Sales of investment securities*	491,469	6,969,380	358,483	915,970	13,037,652	107,936
Non-U.S. taxes paid on dividend income	1,268	6,123	2,064	475	3,891	160
Non-U.S. taxes paid on interest income	—	—	—	—	—	10
Non-U.S. taxes paid on realized gains	179	165	—	1	27	3
Non-U.S. taxes provided on unrealized gains	1,818	186	—	27	—	25
Dividend income from affiliated issuers	—	—	—	—	2,980	—

						U.S.
			High-	American		Government/
		Capital	Income	Funds	Ultra-Short	AAA-Rated
	Bond	World Bond	Bond	Mortgage	Bond	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$18,899,658	$1,507,104	$411,403	$1,224,594	$—	$9,526,222
Sales of investment securities*	18,603,064	1,343,214	763,140	1,175,864	—	9,403,975
Non-U.S. taxes paid on interest income	—	175	—	—	—	—
Non-U.S. taxes paid on realized gains	—	72	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	92	—	—	—	—

			Managed	Managed	Managed
	Managed	Managed	Risk Blue	Risk	Risk
	Risk	Risk	Chip Income	Growth-	Asset
	Growth	International	and Growth	Income	Allocation
	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$259,669	$78,217	$249,515	$547,458	$657,004
Sales of investment securities*	280,254	82,606	259,913	539,871	777,679
Dividend income from affiliated issuers	1,322	367	1,501	9,310	11,742

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2020, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 33% and 13% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of Global Balanced Fund.

176     American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
6/30/2020[3,4]	$32.57	$.11	$1.26	$1.37	$(.07)	$(.96)	$(1.03)	$32.91	4.22%[5]	$2,577.56%[6]				.71%[6]
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515.56				1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55				.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010.55				.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630.56				1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626.55				.90
Class 1A:
6/30/2020[3,4]	32.47	.07	1.27	1.34	(.06)	(.96)	(1.02)	32.79	4.13 [5]	7.81			[6]	.44 [6]
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81				.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80				.77
12/31/2017[3,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2.80			[6]	.39 [6]
Class 2:
6/30/2020[3,4]	32.24	.07	1.25	1.32	(.06)	(.96)	(1.02)	32.54	4.10 [5]	3,771.81			[6]	.46 [6]
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81				.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80				.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012.80				.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483.81				.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817.80				.66
Class 4:
6/30/2020[3,4]	32.05	.03	1.25	1.28	(.05)	(.96)	(1.01)	32.32	3.99 [5]	402		1.06	[6]	.22 [6]
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34

Global Small Capitalization Fund
Class 1:
6/30/2020[3,4]	$26.80	$.02	$(.88)	$(.86)	$(.05)	$(1.59)	$(1.64)	$24.30	(3.18)%[5]	$1,954.75%[6]				.15%[6]
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050.75				.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73				.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639.73				.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532.74				.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706.73				.15
Class 1A:
6/30/2020[3,4]	26.74	(.01)	(.87)	(.88)	(.05)	(1.59)	(1.64)	24.22	(3.30)[5]	1		1.00	[6]	(.06)[6]
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99				.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[8]	.98		.21
12/31/2017[3,7]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[8]	.96	[6]	.35 [6]
Class 2:
6/30/2020[3,4]	26.02	(.01)	(.85)	(.86)	(.04)	(1.59)	(1.63)	23.53	(3.28)[5]	2,197		1.00	[6]	(.11)[6]
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98				.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551.98				.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303.99				.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492.98				(.10)
Class 4:
6/30/2020[3,4]	26.16	(.04)	(.87)	(.91)	(.03)	(1.59)	(1.62)	23.63	(3.46)[5]	201		1.25	[6]	(.35)[6]
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [10]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

See end of tables for footnotes.

American Funds Insurance Series     177

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
6/30/2020[3,4]	$81.22	$.22	$9.58	$9.80	$(.25)	$(2.18)	$(2.43)	$88.59	12.10%[5]	$11,854.36%[6]			.54%[6]
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11		10,841.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)		8,474.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62		8,100.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77		6,931.35		1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12		6,796.35		.87
Class 1A:
6/30/2020[3,4]	80.92	.12	9.52	9.64	(.22)	(2.18)	(2.40)	88.16	11.95 [5]		26.61	[6]	.30	[6]
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79		18.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)		10.59		.60
12/31/2017[3,7]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]		3.59	[6]	.47	[6]
Class 2:
6/30/2020[3,4]	80.57	.12	9.50	9.62	(.22)	(2.18)	(2.40)	87.79	11.97 [5]		16,504.61	[6]	.29	[6]
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77		15,885.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)		13,701.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28		15,716.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49		13,978.60		.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86		14,414.60		.62
Class 3:
6/30/2020[3,4]	81.84	.15	9.65	9.80	(.23)	(2.18)	(2.41)	89.23	12.01 [5]		225.54	[6]	.36	[6]
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86		213.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)		187.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39		212.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56		183.53		.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92		194.53		.69
Class 4:
6/30/2020[3,4]	79.41	.02	9.35	9.37	(.19)	(2.18)	(2.37)	86.41	11.81 [5]		1,711.86	[6]	.05	[6]
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44		1,513.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)		1,076.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99		954.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22		458.85		.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59		394.85		.42

178     American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Fund
Class 1:
6/30/2020[3,4]	$20.86	$.10	$(2.44)	$(2.34)	$(.04)	$—	$(.04)	$18.48	(11.20)%[5]	$4,729.55%[6]			1.13%[6]
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353.54			1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53			1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014.53			1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652.54			1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427.54			1.41
Class 1A:
6/30/2020[3,4]	20.80	.08	(2.43)	(2.35)	(.04)	—	(.04)	18.41	(11.32)[5]	8.80		[6]	.88	[6]
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79			1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78			1.32
12/31/2017[3,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2.77		[6]	.43	[6]
Class 2:
6/30/2020[3,4]	20.78	.08	(2.43)	(2.35)	(.04)	—	(.04)	18.39	(11.33)[5]	3,834.80		[6]	.87	[6]
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79			1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78			1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422.78			1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710.79			1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978.79			1.17
Class 3:
6/30/2020[3,4]	20.92	.09	(2.45)	(2.36)	(.04)	—	(.04)	18.52	(11.30)[5]	21.73		[6]	.94	[6]
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72			1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71			1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31.71			1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27.72			1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32.72			1.24
Class 4:
6/30/2020[3,4]	20.54	.06	(2.41)	(2.35)	(.03)	—	(.03)	18.16	(11.46)[5]	341	1.05	[6]	.62	[6]
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

See end of tables for footnotes.

American Funds Insurance Series     179

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
6/30/2020[3,4]	$25.84	$.09	$(1.15)	$(1.06)	$(.03)	$(.27)	$(.30)	$24.48	(4.06)%[5]	$1,892.77%[6]			.71%[6]		.79%[6]
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129.76			.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77			.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050.77			.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743.78			.78		1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562.79			.79		.92
Class 1A:
6/30/2020[3,4]	25.74	.07	(1.15)	(1.08)	(.02)	(.27)	(.29)	24.37	(4.18)[5]	6	1.02	[6]	.95	[6]	.62	[6]
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,7]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00	[6]	.53	[6]
Class 2:
6/30/2020[3,4]	25.59	.06	(1.13)	(1.07)	(.02)	(.27)	(.29)	24.23	(4.18)[5]	902	1.02	[6]	.96	[6]	.55	[6]
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		1.04		.68
Class 4:
6/30/2020[3,4]	25.47	.04	(1.14)	(1.10)	(.01)	(.27)	(.28)	24.09	(4.31)[5]	644	1.27	[6]	1.21	[6]	.31	[6]
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		1.29		.39

180    American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund
Class 1:
6/30/2020[3,4]	$13.56	$.13	$(1.24)	$(1.11)	$(.06)	$(.15)	$(.21)	$12.24	(8.27)%[5]	$5,013.43%[6]				2.06%[6]
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559.42				2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41				2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581.41				2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099.41				2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638.41				2.23
Class 1A:
6/30/2020[3,4]	13.51	.11	(1.24)	(1.13)	(.05)	(.15)	(.20)	12.18	(8.40)[5]	12.68			[6]	1.84	[6]
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67				2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66				1.84
12/31/2017[3,7]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1.65			[6]	2.01	[6]
Class 2:
6/30/2020[3,4]	13.39	.11	(1.23)	(1.12)	(.05)	(.15)	(.20)	12.07	(8.41)[5]	2,750.68			[6]	1.81	[6]
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67				2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66				1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551.66				2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412.66				2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228.66				1.97
Class 4:
6/30/2020[3,4]	13.31	.09	(1.21)	(1.12)	(.05)	(.15)	(.20)	11.99	(8.49)[5]	641.93			[6]	1.57	[6]
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92				1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91				1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247.91				1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132.91				1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32.91				1.75

Global Growth and Income Fund
Class 1:
6/30/2020[3,4]	$15.92	$.11	$(1.87)	$(1.76)	$(.05)	$(.38)	$(.43)	$13.73	(11.08)%[5]	$595.65%[6]				1.57%[6]
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625.65				2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63				1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485.63				2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571.63				2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293.64				2.79
Class 1A:
6/30/2020[3,4]	15.88	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.69	(11.20)[5]	2.90			[6]	1.32	[6]
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90				1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88				1.74
12/31/2017[3,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[8]	.84	[6]	1.20	[6]
Class 2:
6/30/2020[3,4]	15.89	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.70	(11.20)[5]	1,185.90			[6]	1.30	[6]
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90				1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88				1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538.88				2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405.88				1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479.89				1.73
Class 4:
6/30/2020[3,4]	15.63	.07	(1.82)	(1.75)	(.04)	(.38)	(.42)	13.46	(11.29)[5]	133		1.15	[6]	1.05	[6]
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32

See end of tables for footnotes.

American Funds Insurance Series     181

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth-Income Fund
Class 1:
6/30/2020[3,4]	$50.71	$.38	$(2.17)	$(1.79)	$(.22)	$(1.30)	$(1.52)	$47.40	(3.62)%[5]	$20,113.29%[6]			1.61%[6]
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46		21,057.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)		16,783.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68		15,765.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80		12,588.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72		10,747.29		1.59
Class 1A:
6/30/2020[3,4]	50.54	.32	(2.16)	(1.84)	(.20)	(1.30)	(1.50)	47.20	(3.73)[5]		11.54	[6]	1.36	[6]
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14		11.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)		7.53		1.43
12/31/2017[3,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]		2.52	[6]	1.41	[6]
Class 2:
6/30/2020[3,4]	50.08	.31	(2.13)	(1.82)	(.20)	(1.30)	(1.50)	46.76	(3.73)[5]		12,504.54	[6]	1.36	[6]
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14		13,586.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)		12,035.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38		13,930.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51		12,854.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45		12,895.54		1.34
Class 3:
6/30/2020[3,4]	50.81	.33	(2.17)	(1.84)	(.20)	(1.30)	(1.50)	47.47	(3.70)[5]		142.47	[6]	1.43	[6]
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24		156.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)		140.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47		168.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59		156.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53		161.47		1.41
Class 4:
6/30/2020[3,4]	49.52	.25	(2.12)	(1.87)	(.18)	(1.30)	(1.48)	46.17	(3.86)[5]		1,184.79	[6]	1.11	[6]
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86		1,216.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)		899.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08		827.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25		495.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21		410.79		1.25

182    American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
6/30/2020[3,4]	$18.18	$.17	$(2.91)	$(2.74)	$(.04)	$—	$(.04)	$15.40	(15.08)%[5]	$1,019.68%[6]			2.24%[6]
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140.66			2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65			2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121.66			2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820.68			2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707.68			2.60
Class 1A:
6/30/2020[3,4]	18.15	.15	(2.91)	(2.76)	(.03)	—	(.03)	15.36	(15.19)[5]	2.93		[6]	1.92	[6]
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91			2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90			2.35
12/31/2017[3,7]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2.91		[6]	1.99	[6]
Class 2:
6/30/2020[3,4]	18.12	.15	(2.90)	(2.75)	(.03)	—	(.03)	15.34	(15.17)[5]	190.93		[6]	1.93	[6]
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91			2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90			2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276.91			2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244.93			2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254.93			2.32
Class 4:
6/30/2020[3,4]	18.01	.13	(2.88)	(2.75)	(.03)	—	(.03)	15.23	(15.29)[5]	90	1.18	[6]	1.73	[6]
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02

See end of tables for footnotes.

American Funds Insurance Series     183

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on									Ratio of		Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Net assets,		expenses		expenses	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		end of		to average net		to average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	period		assets before		assets after	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)		waivers[2]		waivers[2]	net assets

Capital Income Builder
Class 1:
6/30/2020[3,4]	$10.73	$.15	$(.83)	$(.68)	$(.16)	$—	$(.16)	$9.89	(6.23)%[5]	$531.53%[6]				.44%[6]	2.97%[6]
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533.53				.53	3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54				.54	3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254.54				.54	3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156.54				.54	3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80.56				.56	2.88
Class 1A:
6/30/2020[3,4]	10.72	.13	(.82)	(.69)	(.15)	—	(.15)	9.88	(6.36)[5]	5.78			[6]	.69 [6]	2.70 [6]
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78				.78	2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79				.79	2.82
12/31/2017[3,7]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1.79			[6]	.79 [6]	2.63[6]
Class 2:
6/30/2020[3,4]	10.72	.13	(.82)	(.69)	(.15)	—	(.15)	9.88	(6.36)[5]	6.78			[6]	.69 [6]	2.72 [6]
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78				.78	2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79				.79	2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1.79				.79	2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[8]	.80		.80	2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[11]	—	[8]	.46	[11]	.46 [11]	3.12 [11]
Class 4:
6/30/2020[3,4]	10.71	.12	(.82)	(.70)	(.14)	—	(.14)	9.87	(6.49)[5]	419		1.03	[6]	.94 [6]	2.44 [6]
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		1.03	2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04	2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		1.04	2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		1.04	2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		1.05	2.55

184     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on									Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets[2]	net assets

Asset Allocation Fund
Class 1:
6/30/2020[3,4]	$24.05	$.22	$(.57)	$(.35)	$(.11)	$(.11)	$(.22)	$23.48	(1.47)%[5]	$17,061.30%[6]		1.89%[6]
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913.29		1.85
Class 1A:
6/30/2020[3,4]	23.99	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.41	(1.55)[5]	11.55	[6]	1.64 [6]
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53		1.82
12/31/2017[3,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4.53	[6]	1.69 [6]
Class 2:
6/30/2020[3,4]	23.79	.18	(.55)	(.37)	(.10)	(.11)	(.21)	23.21	(1.57)[5]	4,808.55	[6]	1.63 [6]
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008.54		1.60
Class 3:
6/30/2020[3,4]	24.08	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.50	(1.54)[5]	31.48	[6]	1.70 [6]
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36.47		1.67
Class 4:
6/30/2020[3,4]	23.67	.16	(.56)	(.40)	(.09)	(.11)	(.20)	23.07	(1.70)[5]	4,488.80	[6]	1.39 [6]
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414.79		1.45

See end of tables for footnotes.

American Funds Insurance Series     185

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on										Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets[2]		net assets

Global Balanced Fund
Class 1:
6/30/2020[3,4]	$13.51	$.09	$(.47)	$(.38)	$— [9]	$(.05)	$(.05)	$13.08	(2.85)%[5]	$127.71%[6]			1.49%[6]
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134.72			1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72			1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93.72			1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64.72			1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47.72			1.80
Class 1A:
6/30/2020[3,4]	13.49	.08	(.48)	(.40)	— [9]	(.05)	(.05)	13.04	(3.00)[5]	2.96		[6]	1.23[6]
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97			1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98			1.44
12/31/2017[3,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—[8]	.94	[6]	1.27[6]
Class 2:
6/30/2020[3,4]	13.48	.08	(.47)	(.39)	— [9]	(.05)	(.05)	13.04	(2.93)[5]	192.96		[6]	1.23[6]
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97			1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97			1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210.96			1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178.97			1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171.97			1.60
Class 4:
6/30/2020[3,4]	13.36	.06	(.47)	(.41)	— [9]	(.05)	(.05)	12.90	(3.11)[5]	92	1.21	[6]	.98 [6]
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51	1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10	1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1	1.34		.58

Bond Fund
Class 1:
6/30/2020[3,4]	$11.17	$.12	$.61	$.73	$(.05)	$(.11)	$(.16)	$11.74	6.61%[5]	$6,193.40%[6]			2.17%[6]
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481.39			2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38			2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434.38			2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829.38			1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731.38			1.95
Class 1A:
6/30/2020[3,4]	11.13	.11	.61	.72	(.05)	(.11)	(.16)	11.69	6.51 [5]	8.65		[6]	1.91 [6]
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64			2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63			2.50
12/31/2017[3,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1.62		[6]	2.01 [6]
Class 2:
6/30/2020[3,4]	11.02	.11	.61	.72	(.05)	(.11)	(.16)	11.58	6.56 [5]	3,589.65		[6]	1.92 [6]
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64			2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63			2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966.63			1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959.63			1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135.63			1.69
Class 4:
6/30/2020[3,4]	11.00	.09	.61	.70	(.05)	(.11)	(.16)	11.54	6.36 [5]	580.90		[6]	1.66 [6]
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89			2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88			2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297.88			1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102.88			1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59.88			1.47

186     American Funds Insurance Series

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waivers[2]	waivers[2]	net assets

Capital World Bond Fund
Class 1:
6/30/2020[3,4]	$12.12	$.12	$.14	$.26	$(.03)	$(.21)	$(.24)	$12.14	2.14%[5]	$1,063.59%[6]		.55%[6]	2.09%[6]
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077.58		.58	2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57		.57	2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273.56		.56	2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115.57		.57	2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032.57		.57	2.34
Class 1A:
6/30/2020[3,4]	12.10	.11	.13	.24	(.02)	(.21)	(.23)	12.11	2.03 [5]	1.83	[6]	.80 [6]	1.84 [6]
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83		.83	2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82		.82	2.36
12/31/2017[3,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	— [8]	.72 [6]	.72 [6]	2.27 [6]
Class 2:
6/30/2020[3,4]	12.03	.11	.13	.24	(.02)	(.21)	(.23)	12.04	2.03 [5]	968.84	[6]	.80 [6]	1.84 [6]
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83		.83	2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82		.82	2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164.81		.81	2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121.82		.82	2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208.82		.82	2.09
Class 4:
6/30/2020[3,4]	11.92	.09	.14	.23	(.02)	(.21)	(.23)	11.92	1.93 [5]	49	1.09 [6]	1.05 [6]	1.59 [6]
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08	1.08	2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07	1.07	2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31	1.06	1.06	1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12	1.07	1.07	1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [9]	(.31)	(.31)	10.89	(4.27)	6	1.07	1.07	1.86

See end of tables for footnotes.

American Funds Insurance Series     187

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on										Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			Ratio of		net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses		(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	Total	end of period	to average		to average
Period ended	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	net assets[2]		net assets

High-Income Bond Fund
Class 1:
6/30/2020[3,4]	$9.87	$.31	$(.77)	$(.46)	$(.16)	$—	$(.16)	$9.25	(4.74)%[5]	$115.52%[6]			6.73%[6]
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525.51			6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50			6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632.49			5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949.49			6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017.48			6.12
Class 1A:
6/30/2020[3,4]	9.86	.30	(.78)	(.48)	(.15)	—	(.15)	9.23	(4.86)[5]	1.77		[6]	6.39 [6]
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75			6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75			6.11
12/31/2017[3,7]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	— [8]	.72	[6]	5.74 [6]
Class 2:
6/30/2020[3,4]	9.70	.29	(.76)	(.47)	(.15)	—	(.15)	9.08	(4.85)[5]	609.77		[6]	6.39 [6]
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76			6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75			6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776.74			5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799.74			5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765.73			5.85
Class 3:
6/30/2020[3,4]	9.92	.30	(.78)	(.48)	(.15)	—	(.15)	9.29	(4.83)[5]	9.70		[6]	6.46 [6]
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69			6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68			6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12.67			5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13.67			5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12.66			5.91
Class 4:
6/30/2020[3,4]	10.56	.30	(.81)	(.51)	(.15)	—	(.15)	9.90	(4.89)[5]	50	1.02	[6]	6.12 [6]
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34.99			5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21.99			5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1.98			5.51

188     American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

American Funds Mortgage Fund
Class 1:
6/30/2020[3,4]	$10.56	$.07	$.54	$.61		$(.04)	$(.02)	$(.06)	$11.11	5.81%[5]		$192		.46%[6]		.40%[6]		1.25%[6]
12/31/2019	10.30	.24	.30	.54		(.28)	—	(.28)	10.56	5.30		210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06		(.23)	—	(.23)	10.30	.58		209		.48		.48		1.97
12/31/2017	10.56	.16	— [9]	.16		(.18)	(.07)	(.25)	10.47	1.47		265		.47		.47		1.52
12/31/2016	10.61	.15	.11	.26		(.20)	(.11)	(.31)	10.56	2.50		269		.46		.46		1.39
12/31/2015	10.70	.10	.13	.23		(.18)	(.14)	(.32)	10.61	2.09		272		.45		.45		.89
Class 1A:
6/30/2020[3,4]	10.55	.05	.54	.59		(.04)	(.02)	(.06)	11.08	5.59	[5]	1		.71	[6]	.65	[6]	.99	[6]
12/31/2019	10.28	.22	.30	.52		(.25)	—	(.25)	10.55	5.09		1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04		(.22)	—	(.22)	10.28	.36		1		.73		.73		1.77
12/31/2017[3,7]	10.55	.14	— [9]	.14		(.16)	(.07)	(.23)	10.46	1.31	[5]	—	[8]	.70	[6]	.70	[6]	1.38	[6]
Class 2:
6/30/2020[3,4]	10.54	.05	.55	.60		(.04)	(.02)	(.06)	11.08	5.68	[5]	56		.71	[6]	.65	[6]	.99	[6]
12/31/2019	10.28	.21	.31	.52		(.26)	—	(.26)	10.54	5.04		56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03		(.20)	—	(.20)	10.28	.32		57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13		(.15)	(.07)	(.22)	10.45	1.22		63		.72		.72		1.27
12/31/2016	10.59	.12	.12	.24		(.18)	(.11)	(.29)	10.54	2.25		63		.71		.71		1.14
12/31/2015	10.68	.07	.13	.20		(.15)	(.14)	(.29)	10.59	1.86		59		.70		.70		.65
Class 4:
6/30/2020[3,4]	10.44	.04	.54	.58		(.04)	(.02)	(.06)	10.96	5.53	[5]	38		.96	[6]	.89	[6]	.70	[6]
12/31/2019	10.19	.18	.31	.49		(.24)	—	(.24)	10.44	4.80		28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	—	[9]	(.19)	—	(.19)	10.19	.07		24		.98		.98		1.49
12/31/2017	10.48	.11	— [9]	.11		(.14)	(.07)	(.21)	10.38	.97		12		.97		.97		1.03
12/31/2016	10.52	.09	.12	.21		(.14)	(.11)	(.25)	10.48	2.01		8		.96		.96		.86
12/31/2015	10.65	.04	.14	.18		(.17)	(.14)	(.31)	10.52	1.62		11		.97		.97		.37

See end of tables for footnotes.

American Funds Insurance Series     189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund
Class 1:
6/30/2020[3,4]	$11.30	$.04	$.01		$.05	$(.03)	$—	$(.03)	$11.32	.43%[5]	$42		.36%[6]		.64%[6]
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[12]	11.26	.01	—	[9]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
Class 1A:
6/30/2020[3,4]	11.30	.04	.01		.05	(.03)	—	(.03)	11.32	.41 [5,11]	—	[8]	.33	[6,11]	.76 [6,11]
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92 [11]	—	[8]	.37	[11]	1.90 [11]
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58 [11]	—	[8]	.35	[11]	1.60 [11]
12/31/2017[3,7]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [5,11]	—	[8]	.34	[6,11]	.69 [6,11]
Class 2:
6/30/2020[3,4]	11.01	.02	.01		.03	(.02)	—	(.02)	11.02	.31 [5]	265		.61	[6]	.44 [6]
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[12]	11.01	(.02)	—	[9]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	—	[9]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
Class 3:
6/30/2020[3,4]	11.13	.03	.01		.04	(.03)	—	(.03)	11.14	.31 [5]	4		.54	[6]	.53 [6]
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[12]	11.11	(.01)	—	[9]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	—	[9]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
Class 4:
6/30/2020[3,4]	11.13	.01	—	[9]	.01	(.02)	—	(.02)	11.12	.11 [5]	33		.86	[6]	.14 [6]
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[12]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	—	[9]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)

190     American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
6/30/2020[3,4]	$12.34	$.09	$.99	$1.08	$(.07)	$(.27)	$(.34)	$13.08	8.80%[5]		$375		.38%[6]		1.40%[6]
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69		1,418		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02
Class 1A:
6/30/2020[3,4]	12.32	.06	1.00	1.06	(.07)	(.27)	(.34)	13.04	8.64	[5]	3		.64	[6]	.96	[6]
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42		2		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,7]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[5]	—	[8]	.58	[6]	1.53	[6]
Class 2:
6/30/2020[3,4]	12.21	.06	1.00	1.06	(.07)	(.27)	(.34)	12.93	8.70	[5]	1,328		.63	[6]	1.01	[6]
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31		1,343		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79
Class 3:
6/30/2020[3,4]	12.37	.07	1.00	1.07	(.07)	(.27)	(.34)	13.10	8.77	[5]	11		.57	[6]	1.05	[6]
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49		9		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85
Class 4:
6/30/2020[3,4]	12.22	.04	1.00	1.04	(.07)	(.27)	(.34)	12.92	8.53	[5]	247		.89	[6]	.69	[6]
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14		124		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56

See end of tables for footnotes.

American Funds Insurance Series     191

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments[14]		Ratio of expenses to average net assets after waivers/ reimburse- ments[13,14]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)						Net effective expense ratio[13,15]		Ratio of net income (loss) to average net assets[13]

Managed Risk Growth Fund
Class P1:
6/30/2020[3,4]	$13.78	$.02		$1.14	$1.16	$(.12)	$(.68)	$(.80)	$14.14	8.57%[5]	$9		.42%[6]		.37%[6]		.73%[6]		.30%[6]
12/31/2019	12.30	.15		2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[11]	3		.42	[11]	.37	[11]	.71	[11]	.82	[11]
12/31/2017	10.71	.08		2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [11]	2		.42	[11]	.36	[11]	.70	[11]	.69	[11]
12/31/2016	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [11]	1		.50	[11]	.34	[11]	.68	[11]	.79	[11]
12/31/2015	11.37	.09		.03	.12	—	—	—	11.49	1.06 [11]	—	[8]	.53	[11]	.29	[11]	.63	[11]	.80	[11]
Class P2:
6/30/2020[3,4]	13.71	—	[9]	1.13	1.13	(.11)	(.68)	(.79)	14.05	8.42 [5]	467		.68	[6]	.63	[6]	.99	[6]	(.01)[6]
12/31/2019	12.21	.09		2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04		2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04		.04	.08	—	—	—	11.43	.71	146		.89		.66		1.00		.31

Managed Risk International Fund
Class P1:
6/30/2020[3,4]	$11.01	$.01		$(1.37)	$(1.36)	$(.16)	$(.08)	$(.24)	$9.41	(12.33)%[5,11]	$1		.44%[6,11]		.39%[6,11]		.90%[6,11]		.21%[6,11]
12/31/2019	9.82	.17		1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [11]	1		.41	[11]	.33	[11]	.84	[11]	1.64	[11]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[11]	—	[8]	.33	[11]	.28	[11]	.77	[11]	3.02	[11]
12/31/2017	8.89	.11		2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [11]	—	[8]	.28	[11]	.20	[11]	.69	[11]	1.13	[11]
12/31/2016	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[11]	—	[8]	.39	[11]	.23	[11]	.74	[11]	1.15	[11]
12/31/2015	10.10	.18		(.80)	(.62)	— [9]	—	— [9]	9.48	(6.12)[11]	—	[8]	.45	[11]	.21	[11]	.72	[11]	1.75	[11]
Class P2:
6/30/2020[3,4]	10.92	(.01)		(1.35)	(1.36)	(.12)	(.08)	(.20)	9.36	(12.45)[5]	154		.71	[6]	.66	[6]	1.17	[6]	(.15)[6]
12/31/2019	9.76	.13		1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11		2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13		(.79)	(.66)	— [9]	—	— [9]	9.43	(6.52)	83		.90		.66		1.17		1.30

Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/2020[3,4]	$12.01	$.03		$(1.04)	$(1.01)	$(.22)	$(.34)	$(.56)	$10.44	(8.30)%[5,11]	$1		.40%[6,11]		.35%[6,11]		.76%[6,11]		.63%[6,11]
12/31/2019	11.28	.25		1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [11]	1		.38	[11]	.33	[11]	.74	[11]	2.14	[11]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[11]	—	[8]	.33	[11]	.28	[11]	.67	[11]	3.21	[11]
12/31/2017	11.67	.19		1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [11]	—	[8]	.30	[11]	.25	[11]	.64	[11]	1.59	[11]
12/31/2016	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [11]	—	[8]	.43	[11]	.27	[11]	.67	[11]	1.83	[11]
12/31/2015	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[11]	—	[8]	.50	[11]	.27	[11]	.66	[11]	1.64	[11]
Class P2:
6/30/2020[3,4]	11.91	.02		(1.04)	(1.02)	(.18)	(.34)	(.52)	10.37	(8.48)[5]	343		.68	[6]	.63	[6]	1.04	[6]	.28	[6]
12/31/2019	11.21	.18		1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17		1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57

192     American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before waivers/ reimburse- ments[14]	Ratio of expenses to average net assets after waivers/ reimburse- ments[13,14]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)				Net effective expense ratio[13,15]		Ratio of net income (loss) to average net assets[13]

Managed Risk Growth-Income Fund
Class P1:
6/30/2020[3,4]	$13.76	$.03	$.05	$.08	$(.21)	$(.74)	$(.95)	$12.89	.66%[5]	$1,938.41%[6]		.36%[6]		.67%[6]		.52%[6]
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [11]	2.44	[11]	.37	[11]	.66	[11]	1.61	[11]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [11]	1.52	[11]	.36	[11]	.64	[11]	1.46	[11]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[11]	1.56	[11]	.31	[11]	.59	[11]	2.17	[11]
Class P2:
6/30/2020[3,4]	13.69	.02	.05	.07	(.20)	(.74)	(.94)	12.82	.62 [5]	285.66	[6]	.61	[6]	.92	[6]	.28	[6]
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66		.94		1.04

Managed Risk Asset Allocation Fund
Class P1:
6/30/2020[3,4]	$13.81	$.06	$(.58)	$(.52)	$(.21)	$(.52)	$(.73)	$12.56	(3.71)%[5]	$4.41%[6]		.36%[6]		.66%[6]		.93%[6]
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217.43		.38		.66		1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712.54		.40		.68		2.06
Class P2:
6/30/2020[3,4]	13.46	.02	(.54)	(.52)	(.20)	(.52)	(.72)	12.22	(3.80)[5]	2,631.66	[6]	.61	[6]	.91	[6]	.30	[6]
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68		.63		.91		1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953.79		.66		.94		1.16

See end of tables for footnotes.

American Funds Insurance Series     193

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31,
excluding mortgage dollar roll transactions[16,17]	June 30, 2020[3,4,5]	2019	2018	2017	2016	2015

Capital Income Builder	84%	44%	42%	59%	41%	38%
Asset Allocation Fund	31	47	34	39	43	28
Global Balanced Fund	28	60	30	28	43	36
Bond Fund	47	146	98	153	108	141
Capital World Bond Fund	59	110	78	74	70	88
American Funds Mortgage Fund	85	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	65	103	76	120	273	352

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31,
including mortgage dollar roll transactions, if applicable[16,17]	June 30, 2020[3,4,5]	2019	2018	2017	2016	2015

Global Growth Fund	9	14%	25%	31%	27%	29%
Global Small Capitalization Fund	24	50	43	33	40	36
Growth Fund	12	21	35	24	26	20
International Fund	21	32	29	29	31	37
New World Fund	60	38	58	56	32	39
Blue Chip Income and Growth Fund	29	37	49	34	30	26
Global Growth and Income Fund	24	29	49	41	57	37
Growth-Income Fund	20	27	39	27	27	25
International Growth and Income Fund	31	28	38	51	32	35
Capital Income Builder Fund	118	72	98	88	53	128
Asset Allocation Fund	63	79	86	85	83	76
Global Balanced Fund	35	74	51	41	65	76
Bond Fund	205	373	514	502	375	434
Capital World Bond Fund	84	159	125	105	154	159
High-Income Bond Fund	41	58	67	78	89	66
American Funds Mortgage Fund	466	350	811	680	713	1103
U.S. Government/AAA-Rated Securities Fund	403	277	446	551	539	901
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [12,18]	N/A
Managed Risk Growth Fund	63	10	7	25	15	16
Managed Risk International Fund	56	8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	79	13	11	32	9	20
Managed Risk Growth-Income Fund	26	6	14	26	14	11
Managed Risk Asset Allocation Fund	26	8	12	1	3	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some of the funds, including each of the managed risk funds. In addition, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[14]	This column does not include expenses of the underlying funds in which each fund invests.
[15]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

194     American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series     195

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2020	6/30/2020	period[1]	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,042.23	$2.84	.56%
Class 1 – assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 1A – actual return	1,000.00	1,041.28	4.11	.81
Class 1A – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 2 – actual return	1,000.00	1,040.99	4.11	.81
Class 2 – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 4 – actual return	1,000.00	1,039.93	5.38	1.06
Class 4 – assumed 5% return	1,000.00	1,019.59	5.32	1.06
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$968.16	$3.67	.75%
Class 1 – assumed 5% return	1,000.00	1,021.13	3.77	.75
Class 1A – actual return	1,000.00	967.03	4.89	1.00
Class 1A – assumed 5% return	1,000.00	1,019.89	5.02	1.00
Class 2 – actual return	1,000.00	967.18	4.89	1.00
Class 2 – assumed 5% return	1,000.00	1,019.89	5.02	1.00
Class 4 – actual return	1,000.00	965.40	6.11	1.25
Class 4 – assumed 5% return	1,000.00	1,018.65	6.27	1.25
Growth Fund
Class 1 – actual return	$1,000.00	$1,120.97	$1.90	.36%
Class 1 – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class 1A – actual return	1,000.00	1,119.49	3.21	.61
Class 1A – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 2 – actual return	1,000.00	1,119.67	3.21	.61
Class 2 – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 3 – actual return	1,000.00	1,120.05	2.85	.54
Class 3 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 4 – actual return	1,000.00	1,118.15	4.53	.86
Class 4 – assumed 5% return	1,000.00	1,020.59	4.32	.86
International Fund
Class 1 – actual return	$1,000.00	$887.96	$2.58	.55%
Class 1 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 1A – actual return	1,000.00	886.81	3.75	.80
Class 1A – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 2 – actual return	1,000.00	886.66	3.75	.80
Class 2 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 3 – actual return	1,000.00	887.02	3.42	.73
Class 3 – assumed 5% return	1,000.00	1,021.23	3.67	.73
Class 4 – actual return	1,000.00	885.43	4.92	1.05
Class 4 – assumed 5% return	1,000.00	1,019.64	5.27	1.05
New World Fund
Class 1 – actual return	$1,000.00	$959.42	$3.46	.71%
Class 1 – assumed 5% return	1,000.00	1,021.33	3.57	.71
Class 1A – actual return	1,000.00	958.20	4.63	.95
Class 1A – assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 2 – actual return	1,000.00	958.22	4.67	.96
Class 2 – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 4 – actual return	1,000.00	956.88	5.89	1.21
Class 4 – assumed 5% return	1,000.00	1,018.85	6.07	1.21

196     American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2020	6/30/2020	period[1]	ratio
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$917.33	$2.05	.43%
Class 1 – assumed 5% return	1,000.00	1,022.73	2.16	.43
Class 1A – actual return	1,000.00	916.02	3.24	.68
Class 1A – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 2 – actual return	1,000.00	915.91	3.24	.68
Class 2 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 4 – actual return	1,000.00	915.12	4.43	.93
Class 4 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$889.23	$3.05	.65%
Class 1 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 1A – actual return	1,000.00	887.99	4.22	.90
Class 1A – assumed 5% return	1,000.00	1,020.39	4.52	.90
Class 2 – actual return	1,000.00	887.98	4.22	.90
Class 2 – assumed 5% return	1,000.00	1,020.39	4.52	.90
Class 4 – actual return	1,000.00	887.05	5.40	1.15
Class 4 – assumed 5% return	1,000.00	1,019.14	5.77	1.15
Growth-Income Fund
Class 1 – actual return	$1,000.00	$963.83	$1.42	.29%
Class 1 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 1A – actual return	1,000.00	962.74	2.64	.54
Class 1A – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 – actual return	1,000.00	962.74	2.64	.54
Class 2 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 3 – actual return	1,000.00	962.98	2.29	.47
Class 3 – assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 4 – actual return	1,000.00	961.40	3.85	.79
Class 4 – assumed 5% return	1,000.00	1,020.93	3.97	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$849.25	$3.13	.68%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 1A – actual return	1,000.00	848.07	4.27	.93
Class 1A – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 2 – actual return	1,000.00	848.30	4.27	.93
Class 2 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 4 – actual return	1,000.00	847.09	5.42	1.18
Class 4 – assumed 5% return	1,000.00	1,019.00	5.92	1.18
Capital Income Builder
Class 1 – actual return	$1,000.00	$937.71	$2.12	.44%
Class 1 – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 1A – actual return	1,000.00	936.40	3.32	.69
Class 1A – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 2 – actual return	1,000.00	936.41	3.32	.69
Class 2 – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 4 – actual return	1,000.00	935.07	4.52	.94
Class 4 – assumed 5% return	1,000.00	1,020.19	4.72	.94

See end of tables for footnotes.

American Funds Insurance Series     197

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2020	6/30/2020	period[1]	ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$985.29	$1.48	.30%
Class 1 – assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 1A – actual return	1,000.00	984.46	2.71	.55
Class 1A – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 2 – actual return	1,000.00	984.31	2.71	.55
Class 2 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 3 – actual return	1,000.00	984.60	2.37	.48
Class 3 – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 4 – actual return	1,000.00	983.04	3.94	.80
Class 4 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$971.52	$3.48	.71%
Class 1 – assumed 5% return	1,000.00	1,021.33	3.57	.71
Class 1A – actual return	1,000.00	969.99	4.70	.96
Class 1A – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 2 – actual return	1,000.00	970.71	4.70	.96
Class 2 – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 4 – actual return	1,000.00	968.94	5.92	1.21
Class 4 – assumed 5% return	1,000.00	1,018.85	6.07	1.21
Bond Fund
Class 1 – actual return	$1,000.00	$1,066.05	$2.05	.40%
Class 1 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 1A – actual return	1,000.00	1,065.05	3.34	.65
Class 1A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 2 – actual return	1,000.00	1,065.58	3.34	.65
Class 2 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 4 – actual return	1,000.00	1,063.57	4.62	.90
Class 4 – assumed 5% return	1,000.00	1,020.39	4.52	.90
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$1,021.40	$2.76	.55%
Class 1 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 1A – actual return	1,000.00	1,020.30	4.02	.80
Class 1A – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 2 – actual return	1,000.00	1,020.29	4.02	.80
Class 2 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 4 – actual return	1,000.00	1,019.27	5.27	1.05
Class 4 – assumed 5% return	1,000.00	1,019.64	5.27	1.05
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$952.57	$2.52	.52%
Class 1 – assumed 5% return	1,000.00	1,022.28	2.61	.52
Class 1A – actual return	1,000.00	951.37	3.74	.77
Class 1A – assumed 5% return	1,000.00	1,021.03	3.87	.77
Class 2 – actual return	1,000.00	951.48	3.74	.77
Class 2 – assumed 5% return	1,000.00	1,021.03	3.87	.77
Class 3 – actual return	1,000.00	951.66	3.40	.70
Class 3 – assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 4 – actual return	1,000.00	951.12	4.95	1.02
Class 4 – assumed 5% return	1,000.00	1,019.79	5.12	1.02

198     American Funds Insurance Series

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	1/1/2020	6/30/2020	period[1]	ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,058.13	$2.05	.40%
Class 1 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 1A – actual return	1,000.00	1,055.92	3.32	.65
Class 1A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 2 – actual return	1,000.00	1,056.83	3.32	.65
Class 2 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 4 – actual return	1,000.00	1,055.32	4.55	.89
Class 4 – assumed 5% return	1,000.00	1,020.44	4.47	.89
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,004.25	$1.79	.36%
Class 1 – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class 1A – actual return	1,000.00	1,004.11	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class 2 – actual return	1,000.00	1,003.06	3.04	.61
Class 2 – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 3 – actual return	1,000.00	1,003.15	2.69	.54
Class 3 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 4 – actual return	1,000.00	1,001.08	4.28	.86
Class 4 – assumed 5% return	1,000.00	1,020.59	4.32	.86
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,088.03	$1.97	.38%
Class 1 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class 1A – actual return	1,000.00	1,086.41	3.32	.64
Class 1A – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class 2 – actual return	1,000.00	1,087.01	3.27	.63
Class 2 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 3 – actual return	1,000.00	1,087.72	2.96	.57
Class 3 – assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 4 – actual return	1,000.00	1,085.32	4.61	.89
Class 4 – assumed 5% return	1,000.00	1,020.44	4.47	.89

See end of tables for footnotes.

American Funds Insurance Series     199

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	1/1/2020	6/30/2020	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,085.74	$1.92	.37%	$3.79	.73%
Class P1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.67	.73
Class P2 – actual return	1,000.00	1,084.18	3.26	.63	5.13	.99
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.97	.99
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$876.65	$1.82	.39%	$4.20	.90%
Class P1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	4.52	.90
Class P2 – actual return	1,000.00	875.51	3.08	.66	5.46	1.17
Class P2 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.87	1.17
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$917.01	$1.67	.35%	$3.62	.76%
Class P1 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.82	.76
Class P2 – actual return	1,000.00	915.15	3.00	.63	4.95	1.04
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.22	1.04
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,006.57	$1.80	.36%	$3.34	.67%
Class P1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.37	.67
Class P2 – actual return	1,000.00	1,006.22	3.04	.61	4.59	.92
Class P2 – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.62	.92
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$962.89	$1.76	.36%	$3.22	.66%
Class P1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.32	.66
Class P2 – actual return	1,000.00	962.00	2.98	.61	4.44	.91
Class P2 – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.57	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

200     American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund are competitive with those of other similar funds included in the comparable Lipper category.

American Funds Insurance Series     201

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

202     American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2021. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund in the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2019. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results

American Funds Insurance Series     203

and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

204    American Funds Insurance Series

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American Funds Insurance Series     205

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206     American Funds Insurance Series

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American Funds Insurance Series     207

Office of the series
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment subadviser
Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

208     American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

Complete June 30, 2020, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2020, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

American Funds Insurance Series     209

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Investment industry experience as of the American Funds Insurance Series prospectus dated May 1, 2020.
[2]	Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2019. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to -1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0820P © 2020 Capital Group. All rights reserved.

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Insert 6A - 1 Main Portfolio of Investments

- 2 Bond Portfolio of Investments

John Hancock

John Hancock
Variable Insurance Trust

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Semiannual Report

June 30, 2020

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 10.5%
Diversified telecommunication services – 1.7%
AT&T, Inc.	1,583,219	$47,860,710
CenturyLink, Inc. (A)	219,485	2,201,435
Verizon Communications, Inc.	919,488	50,691,373
		100,753,518
Entertainment – 2.0%
Activision Blizzard, Inc.	171,207	12,994,611
Electronic Arts, Inc. (B)	64,148	8,470,743
Live Nation Entertainment, Inc. (A)(B)	31,569	1,399,454
Netflix, Inc. (B)	97,727	44,469,694
Take-Two Interactive Software, Inc. (B)	25,319	3,533,773
The Walt Disney Company	401,364	44,756,100
		115,624,375
Interactive media and services – 5.4%
Alphabet, Inc., Class A (B)	66,673	94,545,648
Alphabet, Inc., Class C (B)	64,987	91,866,273
Facebook, Inc., Class A (B)	534,306	121,324,863
Twitter, Inc. (B)	174,349	5,193,857
		312,930,641
Media – 1.2%
Charter Communications, Inc., Class A (B)	33,490	17,081,240
Comcast Corp., Class A	1,012,085	39,451,073
Discovery, Inc., Series A (A)(B)	35,557	750,253
Discovery, Inc., Series C (B)	70,296	1,353,901
DISH Network Corp., Class A (B)	57,140	1,971,901
Fox Corp., Class A	76,137	2,041,994
Fox Corp., Class B	35,388	949,814
News Corp., Class A	86,406	1,024,775
News Corp., Class B	27,060	323,367
Omnicom Group, Inc.	47,615	2,599,779
The Interpublic Group of Companies, Inc. (A)	86,575	1,485,627
ViacomCBS, Inc., Class B (A)	120,121	2,801,222
		71,834,946
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (B)	127,966	13,327,659
		614,471,139
Consumer discretionary – 10.5%
Auto components – 0.1%
Aptiv PLC	56,635	4,412,999
BorgWarner, Inc. (A)	46,065	1,626,095
		6,039,094
Automobiles – 0.2%
Ford Motor Company (A)	867,979	5,277,312
General Motors Company	279,835	7,079,826
		12,357,138
Distributors – 0.1%
Genuine Parts Company	32,055	2,787,503
LKQ Corp. (B)	67,543	1,769,627
		4,557,130
Diversified consumer services – 0.0%
H&R Block, Inc. (A)	42,769	610,741
Hotels, restaurants and leisure – 1.5%
Carnival Corp. (A)	105,272	1,728,566
Chipotle Mexican Grill, Inc. (B)	5,702	6,000,557
Darden Restaurants, Inc. (A)	28,860	2,186,722
Domino's Pizza, Inc. (A)	8,692	3,211,172
Hilton Worldwide Holdings, Inc.	61,609	4,525,181
Las Vegas Sands Corp.	74,670	3,400,472
Marriott International, Inc., Class A	59,803	5,126,911
McDonald's Corp.	165,223	30,478,687
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
MGM Resorts International (A)	109,596	$1,841,213
Norwegian Cruise Line Holdings, Ltd. (A)(B)	56,962	935,886
Royal Caribbean Cruises, Ltd. (A)	38,152	1,919,046
Starbucks Corp.	259,559	19,100,947
Wynn Resorts, Ltd.	21,572	1,606,898
Yum! Brands, Inc.	66,881	5,812,628
		87,874,886
Household durables – 0.4%
D.R. Horton, Inc.	73,510	4,076,130
Garmin, Ltd.	32,259	3,145,253
Leggett & Platt, Inc. (A)	29,398	1,033,340
Lennar Corp., A Shares	61,022	3,760,176
Mohawk Industries, Inc. (B)	13,219	1,345,165
Newell Brands, Inc.	84,814	1,346,846
NVR, Inc. (B)	769	2,505,979
PulteGroup, Inc.	56,009	1,905,986
Whirlpool Corp. (A)	13,813	1,789,198
		20,908,073
Internet and direct marketing retail – 4.8%
Amazon.com, Inc. (B)	93,098	256,840,624
Booking Holdings, Inc. (B)	9,095	14,482,332
eBay, Inc.	146,771	7,698,139
Expedia Group, Inc.	30,100	2,474,220
		281,495,315
Leisure products – 0.0%
Hasbro, Inc. (A)	28,314	2,122,134
Multiline retail – 0.5%
Dollar General Corp.	55,934	10,655,986
Dollar Tree, Inc. (B)	52,714	4,885,534
Kohl's Corp.	35,050	727,989
Target Corp.	111,106	13,324,943
		29,594,452
Specialty retail – 2.3%
Advance Auto Parts, Inc.	15,355	2,187,320
AutoZone, Inc. (B)	5,188	5,852,687
Best Buy Company, Inc.	50,510	4,408,008
CarMax, Inc. (A)(B)	36,163	3,238,397
L Brands, Inc.	51,858	776,314
Lowe's Companies, Inc.	167,766	22,668,542
O'Reilly Automotive, Inc. (B)	16,493	6,954,603
Ross Stores, Inc.	78,969	6,731,318
The Gap, Inc. (A)	47,303	596,964
The Home Depot, Inc.	238,988	59,868,884
The TJX Companies, Inc.	266,176	13,457,859
Tiffany & Company (A)	24,268	2,959,240
Tractor Supply Company	25,694	3,386,212
Ulta Beauty, Inc. (B)	12,513	2,545,394
		135,631,742
Textiles, apparel and luxury goods – 0.6%
Hanesbrands, Inc. (A)	77,335	873,112
NIKE, Inc., Class B	275,539	27,016,599
PVH Corp. (A)	15,763	757,412
Ralph Lauren Corp. (A)	10,616	769,872
Tapestry, Inc.	61,351	814,741
Under Armour, Inc., Class A (A)(B)	41,875	407,863
Under Armour, Inc., Class C (A)(B)	43,666	386,007
VF Corp. (A)	70,853	4,317,782
		35,343,388
		616,534,093
Consumer staples – 6.8%

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages – 1.6%
Brown-Forman Corp., Class B (A)	40,523	$2,579,694
Constellation Brands, Inc., Class A	37,320	6,529,134
Molson Coors Beverage Company, Class B	41,787	1,435,801
Monster Beverage Corp. (B)	83,071	5,758,482
PepsiCo, Inc. (A)	308,311	40,777,213
The Coca-Cola Company	858,916	38,376,367
		95,456,691
Food and staples retailing – 1.5%
Costco Wholesale Corp.	98,109	29,747,630
Sysco Corp.	112,796	6,165,429
The Kroger Company	174,696	5,913,460
Walgreens Boots Alliance, Inc. (A)	163,736	6,940,769
Walmart, Inc.	314,639	37,687,459
		86,454,747
Food products – 1.1%
Archer-Daniels-Midland Company	123,435	4,925,057
Campbell Soup Company (A)	37,600	1,866,088
Conagra Brands, Inc.	108,231	3,806,484
General Mills, Inc.	134,688	8,303,515
Hormel Foods Corp. (A)	62,274	3,005,966
Kellogg Company (A)	55,585	3,671,945
Lamb Weston Holdings, Inc. (A)	32,451	2,074,592
McCormick & Company, Inc.	27,474	4,929,110
Mondelez International, Inc., Class A	317,191	16,217,976
The Hershey Company (A)	32,752	4,245,314
The J.M. Smucker Company (A)	25,340	2,681,225
The Kraft Heinz Company	138,464	4,415,617
Tyson Foods, Inc., Class A	65,397	3,904,855
		64,047,744
Household products – 1.7%
Church & Dwight Company, Inc.	54,639	4,223,595
Colgate-Palmolive Company	190,326	13,943,283
Kimberly-Clark Corp.	75,672	10,696,237
The Clorox Company (A)	27,798	6,098,047
The Procter & Gamble Company	550,103	65,775,816
		100,736,978
Personal products – 0.2%
Coty, Inc., Class A	66,130	295,601
The Estee Lauder Companies, Inc., Class A	49,944	9,423,434
		9,719,035
Tobacco – 0.7%
Altria Group, Inc.	412,941	16,207,934
Philip Morris International, Inc.	346,004	24,241,040
		40,448,974
		396,864,169
Energy – 2.7%
Energy equipment and services – 0.2%
Baker Hughes Company	145,553	2,240,061
Halliburton Company	194,937	2,530,282
National Oilwell Varco, Inc.	86,265	1,056,746
Schlumberger, Ltd.	308,381	5,671,127
TechnipFMC PLC	93,460	639,266
		12,137,482
Oil, gas and consumable fuels – 2.5%
Apache Corp.	83,866	1,132,191
Cabot Oil & Gas Corp. (A)	88,566	1,521,564
Chevron Corp.	414,854	37,017,422
Concho Resources, Inc.	43,708	2,250,962
ConocoPhillips	238,299	10,013,324
Devon Energy Corp.	85,038	964,331
Diamondback Energy, Inc.	35,068	1,466,544
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
EOG Resources, Inc.	129,334	$6,552,060
Exxon Mobil Corp.	939,535	42,016,005
Hess Corp.	58,012	3,005,602
HollyFrontier Corp.	33,094	966,345
Kinder Morgan, Inc.	432,164	6,555,928
Marathon Oil Corp.	175,612	1,074,745
Marathon Petroleum Corp.	144,492	5,401,111
Noble Energy, Inc.	106,592	955,064
Occidental Petroleum Corp. (A)	199,990	3,659,817
ONEOK, Inc.	91,973	3,055,343
Phillips 66	97,032	6,976,601
Pioneer Natural Resources Company	36,639	3,579,630
The Williams Companies, Inc.	269,580	5,127,412
Valero Energy Corp.	90,593	5,328,680
		148,620,681
		160,758,163
Financials – 9.8%
Banks – 3.6%
Bank of America Corp.	1,734,997	41,206,179
Citigroup, Inc.	462,591	23,638,400
Citizens Financial Group, Inc.	94,797	2,392,676
Comerica, Inc.	30,894	1,177,061
Fifth Third Bancorp	158,191	3,049,922
First Republic Bank	38,101	4,038,325
Huntington Bancshares, Inc.	225,366	2,036,182
JPMorgan Chase & Co.	677,067	63,684,922
KeyCorp	216,741	2,639,905
M&T Bank Corp.	28,503	2,963,457
People's United Financial, Inc.	94,361	1,091,757
Regions Financial Corp.	212,651	2,364,679
SVB Financial Group (B)	11,446	2,466,956
The PNC Financial Services Group, Inc.	94,273	9,918,462
Truist Financial Corp.	299,416	11,243,071
U.S. Bancorp (A)	304,583	11,214,746
Wells Fargo & Company	829,051	21,223,706
Zions Bancorp NA	36,411	1,237,974
		207,588,380
Capital markets – 2.6%
Ameriprise Financial, Inc.	27,184	4,078,687
BlackRock, Inc.	34,278	18,650,317
Cboe Global Markets, Inc.	24,380	2,274,166
CME Group, Inc. (A)	79,680	12,951,187
E*TRADE Financial Corp.	49,118	2,442,638
Franklin Resources, Inc. (A)	61,634	1,292,465
Intercontinental Exchange, Inc.	121,596	11,138,194
Invesco, Ltd. (A)	83,615	899,697
MarketAxess Holdings, Inc.	8,424	4,219,750
Moody's Corp.	35,831	9,843,851
Morgan Stanley	266,092	12,852,244
MSCI, Inc.	18,891	6,306,194
Nasdaq, Inc.	25,520	3,048,874
Northern Trust Corp.	46,230	3,667,888
Raymond James Financial, Inc.	27,100	1,865,293
S&P Global, Inc.	53,529	17,636,735
State Street Corp.	78,207	4,970,055
T. Rowe Price Group, Inc.	50,563	6,244,531
The Bank of New York Mellon Corp.	179,043	6,920,012
The Charles Schwab Corp.	254,603	8,590,305
The Goldman Sachs Group, Inc.	68,772	13,590,723
		153,483,806
Consumer finance – 0.4%
American Express Company (A)	146,673	13,963,270
Capital One Financial Corp.	101,173	6,332,418
Discover Financial Services	68,062	3,409,226

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Synchrony Financial	119,327	$2,644,286
		26,349,200
Diversified financial services – 1.3%
Berkshire Hathaway, Inc., Class B (B)	431,975	77,111,857
Insurance – 1.9%
Aflac, Inc.	159,435	5,744,443
American International Group, Inc.	191,384	5,967,353
Aon PLC, Class A	51,349	9,889,817
Arthur J. Gallagher & Company	42,135	4,107,741
Assurant, Inc.	13,255	1,369,109
Chubb, Ltd.	100,294	12,699,226
Cincinnati Financial Corp.	33,528	2,146,798
Everest Re Group, Ltd.	8,885	1,832,087
Globe Life, Inc.	21,759	1,615,171
Lincoln National Corp.	42,936	1,579,615
Loews Corp.	53,781	1,844,150
Marsh & McLennan Companies, Inc.	113,375	12,173,074
MetLife, Inc.	171,421	6,260,295
Principal Financial Group, Inc.	56,595	2,350,956
Prudential Financial, Inc.	87,772	5,345,315
The Allstate Corp.	69,799	6,769,805
The Hartford Financial Services Group, Inc.	79,567	3,067,308
The Progressive Corp.	130,057	10,418,866
The Travelers Companies, Inc.	56,182	6,407,557
Unum Group	45,201	749,885
W.R. Berkley Corp.	31,374	1,797,416
Willis Towers Watson PLC	28,606	5,633,952
		109,769,939
		574,303,182
Health care – 14.2%
Biotechnology – 2.4%
AbbVie, Inc.	391,603	38,447,583
Alexion Pharmaceuticals, Inc. (B)	49,069	5,507,505
Amgen, Inc.	130,712	30,829,732
Biogen, Inc. (B)	36,261	9,701,631
Gilead Sciences, Inc.	278,647	21,439,100
Incyte Corp. (B)	40,090	4,168,157
Regeneron Pharmaceuticals, Inc. (B)	22,413	13,977,867
Vertex Pharmaceuticals, Inc. (B)	57,613	16,725,630
		140,797,205
Health care equipment and supplies – 3.7%
Abbott Laboratories	393,048	35,936,379
ABIOMED, Inc. (B)	9,988	2,412,701
Align Technology, Inc. (B)	15,926	4,370,731
Baxter International, Inc.	113,066	9,734,983
Becton, Dickinson and Company	65,523	15,677,688
Boston Scientific Corp. (B)	317,464	11,146,161
Danaher Corp.	139,823	24,724,901
Dentsply Sirona, Inc.	48,681	2,144,885
DexCom, Inc. (B)	20,510	8,314,754
Edwards Lifesciences Corp. (A)(B)	137,693	9,515,963
Hologic, Inc. (B)	57,375	3,270,375
IDEXX Laboratories, Inc. (B)	18,873	6,231,110
Intuitive Surgical, Inc. (B)	25,913	14,766,005
Medtronic PLC	297,995	27,326,142
ResMed, Inc.	32,146	6,172,032
STERIS PLC	18,877	2,896,487
Stryker Corp.	71,629	12,906,830
Teleflex, Inc.	10,316	3,754,818
The Cooper Companies, Inc.	10,918	3,096,782
Varian Medical Systems, Inc. (A)(B)	20,180	2,472,454
West Pharmaceutical Services, Inc.	16,355	3,715,365
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	45,953	$5,484,950
		216,072,496
Health care providers and services – 2.7%
AmerisourceBergen Corp.	32,994	3,324,805
Anthem, Inc.	56,022	14,732,666
Cardinal Health, Inc.	64,881	3,386,139
Centene Corp. (B)	128,686	8,177,995
Cigna Corp.	81,990	15,385,424
CVS Health Corp.	290,444	18,870,147
DaVita, Inc. (A)(B)	18,946	1,499,386
HCA Healthcare, Inc.	58,518	5,679,757
Henry Schein, Inc. (A)(B)	31,721	1,852,189
Humana, Inc.	29,377	11,390,932
Laboratory Corp. of America Holdings (B)	21,598	3,587,644
McKesson Corp.	35,965	5,517,750
Quest Diagnostics, Inc.	29,716	3,386,435
UnitedHealth Group, Inc.	210,736	62,156,583
Universal Health Services, Inc., Class B	17,259	1,603,189
		160,551,041
Health care technology – 0.1%
Cerner Corp. (A)	67,628	4,635,899
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	68,612	6,063,242
Bio-Rad Laboratories, Inc., Class A (B)	4,749	2,144,126
Illumina, Inc. (B)	32,664	12,097,112
IQVIA Holdings, Inc. (A)(B)	39,463	5,599,010
Mettler-Toledo International, Inc. (A)(B)	5,312	4,279,082
PerkinElmer, Inc.	24,751	2,427,826
Thermo Fisher Scientific, Inc.	87,761	31,799,321
Waters Corp. (B)	13,757	2,481,763
		66,891,482
Pharmaceuticals – 4.2%
Bristol-Myers Squibb Company	502,784	29,563,699
Eli Lilly & Company	187,141	30,724,809
Johnson & Johnson	585,423	82,328,036
Merck & Company, Inc.	560,871	43,372,154
Mylan NV (A)(B)	114,869	1,847,094
Perrigo Company PLC	30,290	1,674,128
Pfizer, Inc.	1,234,318	40,362,199
Zoetis, Inc.	105,535	14,462,516
		244,334,635
		833,282,758
Industrials – 7.8%
Aerospace and defense – 1.7%
General Dynamics Corp.	51,632	7,716,919
Howmet Aerospace, Inc.	85,276	1,351,625
Huntington Ingalls Industries, Inc.	8,994	1,569,363
L3Harris Technologies, Inc.	47,968	8,138,731
Lockheed Martin Corp.	54,837	20,011,118
Northrop Grumman Corp.	34,449	10,591,001
Raytheon Technologies Corp. (A)	326,817	20,138,464
Teledyne Technologies, Inc. (B)	8,147	2,533,310
Textron, Inc.	50,584	1,664,719
The Boeing Company	119,127	21,835,979
TransDigm Group, Inc. (A)	11,174	4,939,467
		100,490,696
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc. (A)	29,916	2,365,159
Expeditors International of Washington, Inc.	36,981	2,812,035
FedEx Corp.	53,407	7,488,730

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	156,459	$17,395,112
		30,061,036
Airlines – 0.2%
Alaska Air Group, Inc. (A)	27,245	987,904
American Airlines Group, Inc. (A)	83,633	1,093,083
Delta Air Lines, Inc.	126,139	3,538,199
Southwest Airlines Company	119,178	4,073,504
United Airlines Holdings, Inc. (A)(B)	56,146	1,943,213
		11,635,903
Building products – 0.4%
A. O. Smith Corp. (A)	30,019	1,414,495
Allegion PLC	20,492	2,094,692
Carrier Global Corp.	180,918	4,019,998
Fortune Brands Home & Security, Inc.	31,044	1,984,643
Johnson Controls International PLC	165,291	5,643,035
Masco Corp.	58,608	2,942,708
Trane Technologies PLC	53,153	4,729,554
		22,829,125
Commercial services and supplies – 0.4%
Cintas Corp.	18,728	4,988,390
Copart, Inc. (B)	45,909	3,822,842
Republic Services, Inc.	46,682	3,830,258
Rollins, Inc. (A)	31,318	1,327,570
Waste Management, Inc.	86,274	9,137,279
		23,106,339
Construction and engineering – 0.1%
Jacobs Engineering Group, Inc. (A)	28,910	2,451,568
Quanta Services, Inc.	30,586	1,199,889
		3,651,457
Electrical equipment – 0.4%
AMETEK, Inc.	50,981	4,556,172
Eaton Corp. PLC	88,883	7,775,485
Emerson Electric Company	132,763	8,235,289
Rockwell Automation, Inc. (A)	25,737	5,481,981
		26,048,927
Industrial conglomerates – 1.1%
3M Company	127,812	19,937,394
General Electric Company	1,943,658	13,275,184
Honeywell International, Inc.	155,955	22,549,533
Roper Technologies, Inc.	23,198	9,006,855
		64,768,966
Machinery – 1.5%
Caterpillar, Inc.	120,267	15,213,776
Cummins, Inc.	32,781	5,679,636
Deere & Company	69,519	10,924,911
Dover Corp.	31,986	3,088,568
Flowserve Corp.	28,915	824,656
Fortive Corp.	65,869	4,456,697
IDEX Corp.	16,753	2,647,644
Illinois Tool Works, Inc.	63,884	11,170,117
Ingersoll Rand, Inc. (B)	76,833	2,160,544
Otis Worldwide Corp.	90,459	5,143,499
PACCAR, Inc.	76,823	5,750,202
Parker-Hannifin Corp.	28,523	5,227,410
Pentair PLC	36,825	1,398,982
Snap-on, Inc. (A)	12,078	1,672,924
Stanley Black & Decker, Inc.	34,248	4,773,486
Wabtec Corp.	40,169	2,312,529
Xylem, Inc.	39,978	2,596,971
		85,042,552
Professional services – 0.3%
Equifax, Inc.	26,972	4,635,947
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
IHS Markit, Ltd.	88,642	$6,692,471
Nielsen Holdings PLC	79,211	1,177,075
Robert Half International, Inc.	25,465	1,345,316
Verisk Analytics, Inc.	36,055	6,136,561
		19,987,370
Road and rail – 1.0%
CSX Corp.	170,091	11,862,146
J.B. Hunt Transport Services, Inc.	18,747	2,256,014
Kansas City Southern	21,114	3,152,109
Norfolk Southern Corp.	56,925	9,994,322
Old Dominion Freight Line, Inc. (A)	20,967	3,555,794
Union Pacific Corp.	150,782	25,492,713
		56,313,098
Trading companies and distributors – 0.2%
Fastenal Company	127,284	5,452,847
United Rentals, Inc. (B)	16,010	2,386,130
W.W. Grainger, Inc. (A)	9,624	3,023,476
		10,862,453
		454,797,922
Information technology – 26.8%
Communications equipment – 1.0%
Arista Networks, Inc. (B)	11,944	2,508,598
Cisco Systems, Inc.	942,350	43,951,204
F5 Networks, Inc. (B)	13,532	1,887,443
Juniper Networks, Inc.	73,628	1,683,136
Motorola Solutions, Inc.	37,790	5,295,513
		55,325,894
Electronic equipment, instruments and components – 0.5%
Amphenol Corp., Class A	65,749	6,299,412
CDW Corp.	31,624	3,674,076
Corning, Inc.	168,655	4,368,165
FLIR Systems, Inc.	29,074	1,179,532
IPG Photonics Corp. (B)	7,895	1,266,279
Keysight Technologies, Inc. (B)	41,561	4,188,518
TE Connectivity, Ltd. (A)	73,294	5,977,126
Zebra Technologies Corp., Class A (B)	11,797	3,019,442
		29,972,550
IT services – 5.6%
Accenture PLC, Class A (A)	141,551	30,393,831
Akamai Technologies, Inc. (B)	36,058	3,861,451
Automatic Data Processing, Inc.	95,498	14,218,697
Broadridge Financial Solutions, Inc.	25,513	3,219,485
Cognizant Technology Solutions Corp., Class A	120,120	6,825,218
DXC Technology Company	56,385	930,353
Fidelity National Information Services, Inc.	137,286	18,408,680
Fiserv, Inc. (B)	124,961	12,198,693
FleetCor Technologies, Inc. (B)	18,621	4,683,740
Gartner, Inc. (B)	19,815	2,404,154
Global Payments, Inc.	66,463	11,273,454
IBM Corp.	197,295	23,827,317
Jack Henry & Associates, Inc. (A)	17,024	3,132,927
Leidos Holdings, Inc.	29,669	2,779,095
Mastercard, Inc., Class A	196,387	58,071,636
Paychex, Inc.	70,941	5,373,781
PayPal Holdings, Inc. (B)	260,906	45,457,652
The Western Union Company (A)	91,306	1,974,036
VeriSign, Inc. (B)	22,593	4,672,910
Visa, Inc., Class A	374,887	72,416,922
		326,124,032
Semiconductors and semiconductor equipment – 4.7%
Advanced Micro Devices, Inc. (B)	260,246	13,691,542

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Analog Devices, Inc.	81,866	$10,040,046
Applied Materials, Inc.	203,647	12,310,461
Broadcom, Inc.	88,836	28,037,530
Intel Corp.	940,821	56,289,320
KLA Corp.	34,453	6,700,419
Lam Research Corp.	32,256	10,433,526
Maxim Integrated Products, Inc.	59,246	3,590,900
Microchip Technology, Inc.	54,514	5,740,869
Micron Technology, Inc. (B)	247,135	12,732,395
NVIDIA Corp.	136,687	51,928,758
Qorvo, Inc. (B)	25,495	2,817,962
QUALCOMM, Inc.	249,966	22,799,399
Skyworks Solutions, Inc.	37,072	4,740,026
Texas Instruments, Inc.	203,935	25,893,627
Xilinx, Inc.	54,032	5,316,208
		273,062,988
Software – 9.1%
Adobe, Inc. (B)	107,059	46,603,853
ANSYS, Inc. (B)	19,091	5,569,417
Autodesk, Inc. (B)	48,707	11,650,227
Cadence Design Systems, Inc. (B)	62,037	5,953,071
Citrix Systems, Inc.	25,786	3,814,007
Fortinet, Inc. (B)	29,813	4,092,431
Intuit, Inc.	57,945	17,162,730
Microsoft Corp.	1,685,087	342,932,051
NortonLifeLock, Inc.	120,415	2,387,829
Oracle Corp.	462,492	25,561,933
Paycom Software, Inc. (B)	10,720	3,320,306
salesforce.com, Inc. (B)	200,208	37,504,965
ServiceNow, Inc. (B)	42,376	17,164,823
Synopsys, Inc. (B)	33,506	6,533,670
Tyler Technologies, Inc. (B)	8,835	3,064,685
		533,315,998
Technology hardware, storage and peripherals – 5.9%
Apple, Inc.	905,329	330,264,019
Hewlett Packard Enterprise Company	285,481	2,777,730
HP, Inc.	317,745	5,538,295
NetApp, Inc. (A)	49,147	2,180,652
Seagate Technology PLC	50,181	2,429,262
Western Digital Corp.	66,595	2,940,169
Xerox Holdings Corp.	40,691	622,165
		346,752,292
		1,564,553,754
Materials – 2.5%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	49,075	11,849,650
Albemarle Corp. (A)	23,625	1,824,086
Celanese Corp.	26,271	2,268,238
CF Industries Holdings, Inc.	47,507	1,336,847
Corteva, Inc.	166,292	4,454,963
Dow, Inc.	164,595	6,708,892
DuPont de Nemours, Inc.	163,054	8,663,059
Eastman Chemical Company	30,196	2,102,849
Ecolab, Inc.	54,950	10,932,303
FMC Corp.	28,764	2,865,470
International Flavors & Fragrances, Inc. (A)	23,743	2,907,568
Linde PLC	116,699	24,753,025
LyondellBasell Industries NV, Class A	57,097	3,752,415
PPG Industries, Inc.	52,424	5,560,089
The Mosaic Company	77,483	969,312
The Sherwin-Williams Company	17,957	10,376,452
		101,325,218
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,830	$2,856,863
Vulcan Materials Company	29,428	3,409,234
		6,266,097
Containers and packaging – 0.3%
Amcor PLC	349,850	3,571,969
Avery Dennison Corp.	18,509	2,111,692
Ball Corp.	72,440	5,033,856
International Paper Company	87,336	3,075,101
Packaging Corp. of America	21,075	2,103,285
Sealed Air Corp.	34,588	1,136,216
Westrock Company	57,608	1,628,002
		18,660,121
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	322,637	3,732,910
Newmont Corp.	178,339	11,010,650
Nucor Corp.	66,914	2,770,909
		17,514,469
		143,765,905
Real estate – 2.8%
Equity real estate investment trusts – 2.7%
Alexandria Real Estate Equities, Inc.	28,041	4,549,652
American Tower Corp.	98,505	25,467,483
Apartment Investment & Management Company, A Shares	33,078	1,245,056
AvalonBay Communities, Inc.	31,271	4,835,747
Boston Properties, Inc.	32,107	2,901,831
Crown Castle International Corp.	92,605	15,497,447
Digital Realty Trust, Inc.	59,621	8,472,740
Duke Realty Corp.	81,857	2,896,919
Equinix, Inc.	19,669	13,813,539
Equity Residential	77,727	4,571,902
Essex Property Trust, Inc.	14,536	3,331,215
Extra Space Storage, Inc.	28,684	2,649,541
Federal Realty Investment Trust	15,630	1,331,832
Healthpeak Properties, Inc.	119,607	3,296,369
Host Hotels & Resorts, Inc.	156,647	1,690,221
Iron Mountain, Inc.	63,969	1,669,591
Kimco Realty Corp.	96,110	1,234,052
Mid-America Apartment Communities, Inc.	25,409	2,913,650
Prologis, Inc.	164,118	15,317,133
Public Storage	33,402	6,409,510
Realty Income Corp.	76,309	4,540,386
Regency Centers Corp.	37,693	1,729,732
SBA Communications Corp.	24,804	7,389,608
Simon Property Group, Inc.	67,939	4,645,669
SL Green Realty Corp.	17,007	838,275
UDR, Inc.	65,525	2,449,325
Ventas, Inc.	82,900	3,035,798
Vornado Realty Trust	35,246	1,346,750
Welltower, Inc.	92,766	4,800,641
Weyerhaeuser Company	165,812	3,724,138
		158,595,752
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (B)	74,476	3,367,805
		161,963,557
Utilities – 3.0%
Electric utilities – 1.9%
Alliant Energy Corp.	55,441	2,652,297
American Electric Power Company, Inc.	110,122	8,770,116
Duke Energy Corp.	163,289	13,045,158
Edison International	83,981	4,561,008
Entergy Corp.	44,477	4,172,387
Evergy, Inc.	50,383	2,987,208

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Eversource Energy	74,760	$6,225,265
Exelon Corp.	216,520	7,857,511
FirstEnergy Corp.	120,381	4,668,375
NextEra Energy, Inc.	108,759	26,120,649
NRG Energy, Inc.	54,238	1,765,989
Pinnacle West Capital Corp.	24,997	1,832,030
PPL Corp.	170,824	4,414,092
The Southern Company	234,640	12,166,084
Xcel Energy, Inc.	116,665	7,291,563
		108,529,732
Gas utilities – 0.0%
Atmos Energy Corp.	27,178	2,706,385
Independent power and renewable electricity producers – 0.0%
AES Corp.	147,746	2,140,840
Multi-utilities – 1.0%
Ameren Corp.	54,861	3,860,020
CenterPoint Energy, Inc.	121,034	2,259,705
CMS Energy Corp.	63,600	3,715,512
Consolidated Edison, Inc.	74,240	5,340,083
Dominion Energy, Inc.	186,487	15,139,015
DTE Energy Company	42,800	4,601,000
NiSource, Inc.	85,060	1,934,264
Public Service Enterprise Group, Inc.	112,353	5,523,273
Sempra Energy	65,003	7,620,302
WEC Energy Group, Inc.	70,092	6,143,564
		56,136,738
Water utilities – 0.1%
American Water Works Company, Inc. (A)	40,224	5,175,220
		174,688,915
TOTAL COMMON STOCKS (Cost $2,753,400,403)		$5,695,983,557
RIGHTS – 0.0%
T-Mobile US, Inc. (Expiration Date: 7-27-20; Strike Price: $103.00) (B)	28,487	4,786
TOTAL RIGHTS (Cost $10,540)		$4,786
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.5%
U.S. Government Agency – 2.3%
Federal Home Loan Bank Discount Note
0.030%, 09/01/2020 *	$24,600,000	$24,594,069
0.060%, 10/01/2020 *	30,000,000	29,988,500
0.100%, 07/02/2020 *	10,000,000	9,999,967
0.100%, 07/23/2020 *	10,000,000	9,999,267
0.122%, 08/14/2020 *	10,000,000	9,998,167
0.130%, 07/09/2020 *	20,200,000	20,199,461
0.135%, 09/02/2020 *	2,100,000	2,099,486
0.160%, 09/16/2020 *	30,000,000	29,991,017
		136,869,934
Short-term funds – 1.1%
John Hancock Collateral Trust, 0.2429% (C)(D)	6,334,869	63,420,278
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $2,855,000 on 7-1-20, collateralized by $2,708,300 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $2,912,146)	$2,855,000	2,855,000
TOTAL SHORT-TERM INVESTMENTS (Cost $203,158,350)		$203,145,212
Total Investments (500 Index Trust) (Cost $2,956,569,293) – 100.9%		$5,899,133,555
Other assets and liabilities, net – (0.9%)		(54,023,819)
TOTAL NET ASSETS – 100.0%		$5,845,109,736
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-20.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	967	Long	Sep 2020	$145,338,948	$149,123,688	$3,784,740
						$3,784,740
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	55,253,122	$1,297,343,294
TOTAL INVESTMENT COMPANIES (Cost $1,024,199,694)		$1,297,343,294
Total Investments (American Asset Allocation Trust) (Cost $1,024,199,694) - 100.0%		$1,297,343,294
Other assets and liabilities, net - (0.0%)		(40,876)
TOTAL NET ASSETS - 100.0%		$1,297,302,418
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	6,334,076	$208,454,435
TOTAL INVESTMENT COMPANIES (Cost $172,612,043)		$208,454,435
Total Investments (American Global Growth Trust) (Cost $172,612,043) - 100.0%		$208,454,435
Other assets and liabilities, net - (0.0%)		(17,979)
TOTAL NET ASSETS - 100.0%		$208,436,456
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,727,054	$861,816,952
TOTAL INVESTMENT COMPANIES (Cost $685,098,187)		$861,816,952
Total Investments (American Growth Trust) (Cost $685,098,187) - 100.0%		$861,816,952
Other assets and liabilities, net - (0.0%)		(31,730)
TOTAL NET ASSETS - 100.0%		$861,785,222
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	19,662,132	$931,985,056
TOTAL INVESTMENT COMPANIES (Cost $900,626,923)		$931,985,056
Total Investments (American Growth-Income Trust) (Cost $900,626,923) - 100.0%		$931,985,056
Other assets and liabilities, net - (0.0%)		(34,590)
TOTAL NET ASSETS - 100.0%		$931,950,466
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	23,884,822	$441,391,517
TOTAL INVESTMENT COMPANIES (Cost $449,717,966)		$441,391,517
Total Investments (American International Trust) (Cost $449,717,966) - 100.0%		$441,391,517
Other assets and liabilities, net - (0.0%)		(20,738)
TOTAL NET ASSETS - 100.0%		$441,370,779
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 20.1%
Entertainment – 3.4%
Electronic Arts, Inc. (A)	4,658	$615,089
Netflix, Inc. (A)	107,341	48,844,449
Sea, Ltd., ADR (A)	105,300	11,292,372
Spotify Technology SA (A)	39,338	10,156,678
		70,908,588
Interactive media and services – 16.7%
Alphabet, Inc., Class A (A)	17,027	24,145,137
Alphabet, Inc., Class C (A)	76,716	108,446,505
Facebook, Inc., Class A (A)	589,919	133,952,907
InterActiveCorp (A)	46,985	15,194,949
Match Group, Inc. (A)	1,688	180,700
Snap, Inc., Class A (A)(B)	234,900	5,517,801
Tencent Holdings, Ltd.	901,800	57,785,421
		345,223,420
		416,132,008
Consumer discretionary – 20.5%
Auto components – 0.0%
Aptiv PLC	3,928	306,070
Hotels, restaurants and leisure – 1.0%
Chipotle Mexican Grill, Inc. (A)	7,300	7,682,228
Hilton Worldwide Holdings, Inc.	25,984	1,908,525
Marriott International, Inc., Class A	57,738	4,949,879
McDonald's Corp.	6,570	1,211,968
Restaurant Brands International, Inc. (B)	3,627	198,143
Wynn Resorts, Ltd.	3,699	275,539
Yum! Brands, Inc.	50,376	4,378,178
		20,604,460
Internet and direct marketing retail – 16.7%
Alibaba Group Holding, Ltd., ADR (A)	383,650	82,753,305
Amazon.com, Inc. (A)	88,293	243,584,494
Booking Holdings, Inc. (A)	10,490	16,703,647
Etsy, Inc. (A)(B)	23,400	2,485,782
Trip.com Group, Ltd., ADR (A)	9,044	234,420
		345,761,648
Multiline retail – 1.3%
Dollar General Corp.	133,442	25,422,035
Dollar Tree, Inc. (A)	12,201	1,130,789
		26,552,824
Specialty retail – 0.7%
Ross Stores, Inc.	145,248	12,380,940
The TJX Companies, Inc.	50,229	2,539,578
		14,920,518
Textiles, apparel and luxury goods – 0.8%
Lululemon Athletica, Inc. (A)	46,588	14,535,922
NIKE, Inc., Class B	14,768	1,448,002
		15,983,924
		424,129,444
Consumer staples – 0.1%
Beverages – 0.1%
Constellation Brands, Inc., Class A	11,469	2,006,502
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Pioneer Natural Resources Company	4,323	422,357
Financials – 3.8%
Capital markets – 2.3%
Intercontinental Exchange, Inc.	104,259	9,550,124
Morgan Stanley	188,449	9,102,087
MSCI, Inc.	7,000	2,336,740
S&P Global, Inc.	47,287	15,580,121

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	15,109	$960,177
The Charles Schwab Corp.	80,373	2,711,785
The Goldman Sachs Group, Inc.	42,214	8,342,331
		48,583,365
Insurance – 1.5%
American International Group, Inc.	83,584	2,606,149
Chubb, Ltd.	21,902	2,773,231
Marsh & McLennan Companies, Inc.	70,302	7,548,326
Willis Towers Watson PLC	88,572	17,444,255
		30,371,961
		78,955,326
Health care – 14.4%
Biotechnology – 2.9%
AbbVie, Inc.	2,156	211,676
Alexion Pharmaceuticals, Inc. (A)	41,992	4,713,182
Exact Sciences Corp. (A)	42,563	3,700,427
Incyte Corp. (A)	88,200	9,170,154
Regeneron Pharmaceuticals, Inc. (A)	3,000	1,870,950
Seattle Genetics, Inc. (A)	9,590	1,629,533
Vertex Pharmaceuticals, Inc. (A)	132,630	38,503,815
		59,799,737
Health care equipment and supplies – 4.4%
Becton, Dickinson and Company	47,988	11,482,089
Danaher Corp.	150,732	26,653,940
Intuitive Surgical, Inc. (A)	46,216	26,335,263
Stryker Corp.	150,088	27,044,357
Teleflex, Inc.	594	216,204
		91,731,853
Health care providers and services – 5.5%
Anthem, Inc.	62,610	16,465,178
Centene Corp. (A)	235,906	14,991,826
Cigna Corp.	182,299	34,208,407
HCA Healthcare, Inc.	22,572	2,190,838
Humana, Inc.	13,200	5,118,300
UnitedHealth Group, Inc.	137,682	40,609,306
		113,583,855
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	23,870	5,595,605
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	1,657	146,429
Thermo Fisher Scientific, Inc.	63,238	22,913,657
		23,060,086
Pharmaceuticals – 0.3%
Zoetis, Inc.	41,652	5,707,990
		299,479,126
Industrials – 3.0%
Aerospace and defense – 0.1%
L3Harris Technologies, Inc.	7,585	1,286,947
Northrop Grumman Corp.	883	271,470
The Boeing Company	894	163,870
		1,722,287
Airlines – 0.0%
United Airlines Holdings, Inc. (A)	1,113	38,521
Commercial services and supplies – 0.2%
Cintas Corp.	17,167	4,572,602
Industrial conglomerates – 0.6%
General Electric Company	34,844	237,985
Honeywell International, Inc.	855	123,624
Roper Technologies, Inc.	32,339	12,555,940
		12,917,549
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery – 0.2%
Fortive Corp.	48,356	$3,271,767
Professional services – 1.1%
CoStar Group, Inc. (A)	18,103	12,865,259
Equifax, Inc.	55,076	9,466,463
IHS Markit, Ltd.	6,153	464,552
		22,796,274
Road and rail – 0.8%
Canadian Pacific Railway, Ltd.	15,985	4,081,610
Kansas City Southern	30,472	4,549,165
Norfolk Southern Corp.	14,102	2,475,888
Union Pacific Corp.	37,070	6,267,425
		17,374,088
		62,693,088
Information technology – 37.2%
Communications equipment – 0.0%
Motorola Solutions, Inc.	778	109,021
IT services – 13.7%
Automatic Data Processing, Inc.	1,592	237,033
Fidelity National Information Services, Inc.	238,847	32,026,994
Fiserv, Inc. (A)	252,322	24,631,674
FleetCor Technologies, Inc. (A)	16,059	4,039,320
Global Payments, Inc.	212,439	36,033,903
Mastercard, Inc., Class A	189,865	56,143,081
PayPal Holdings, Inc. (A)	293,192	51,082,842
Twilio, Inc., Class A (A)	5,557	1,219,317
Visa, Inc., Class A (B)	355,755	68,721,193
Wix.com, Ltd. (A)	37,648	9,646,171
		283,781,528
Semiconductors and semiconductor equipment – 3.5%
Advanced Micro Devices, Inc. (A)	162,457	8,546,863
Applied Materials, Inc.	133,083	8,044,867
KLA Corp.	4,496	874,382
Lam Research Corp.	18,975	6,137,654
Marvell Technology Group, Ltd.	378,927	13,285,181
Maxim Integrated Products, Inc.	39,160	2,373,488
NVIDIA Corp.	63,203	24,011,452
QUALCOMM, Inc.	65,520	5,976,079
Texas Instruments, Inc.	23,828	3,025,441
		72,275,407
Software – 16.1%
Atlassian Corp. PLC, Class A (A)	38,828	6,999,524
Citrix Systems, Inc.	17,713	2,619,930
Coupa Software, Inc. (A)	4,600	1,274,384
DocuSign, Inc. (A)	59,449	10,237,712
Intuit, Inc.	136,264	40,360,034
Microsoft Corp.	589,151	119,898,120
Paycom Software, Inc. (A)	13,411	4,153,789
salesforce.com, Inc. (A)	212,443	39,796,947
ServiceNow, Inc. (A)	124,373	50,378,527
Splunk, Inc. (A)	96,876	19,249,261
Synopsys, Inc. (A)	71,048	13,854,360
VMware, Inc., Class A (A)(B)	26,189	4,055,629
Workday, Inc., Class A (A)	96,601	18,099,163
Zoom Video Communications, Inc., Class A (A)(B)	12,800	3,245,312
		334,222,692
Technology hardware, storage and peripherals – 3.9%
Apple, Inc.	219,690	80,142,912
		770,531,560
Materials – 0.4%
Chemicals – 0.4%
Air Products & Chemicals, Inc.	796	192,202

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	29,550	$6,267,851
The Sherwin-Williams Company	3,602	2,081,416
		8,541,469
Real estate – 0.0%
Equity real estate investment trusts – 0.0%
American Tower Corp.	4,354	1,125,683
Utilities – 0.1%
Multi-utilities – 0.1%
Sempra Energy	9,958	1,167,376
TOTAL COMMON STOCKS (Cost $1,244,646,645)		$2,065,183,939
SHORT-TERM INVESTMENTS – 3.6%
Short-term funds – 3.6%
John Hancock Collateral Trust, 0.2429% (C)(D)	6,517,232	65,245,969
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (C)	500,000	500,000
T. Rowe Price Government Reserve Fund, 0.2119% (C)	8,705,301	8,705,301
TOTAL SHORT-TERM INVESTMENTS (Cost $74,452,826)		$74,451,270
Total Investments (Blue Chip Growth Trust) (Cost $1,319,099,471) – 103.2%		$2,139,635,209
Other assets and liabilities, net – (3.2%)		(67,117,904)
TOTAL NET ASSETS – 100.0%		$2,072,517,305
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.3%
Communication services – 15.0%
Entertainment – 5.0%
Netflix, Inc. (A)	53,268	$24,239,071
Spotify Technology SA (A)	22,935	5,921,582
		30,160,653
Interactive media and services – 10.0%
Alphabet, Inc., Class A (A)	9,818	13,922,415
Alphabet, Inc., Class C (A)	9,796	13,847,724
Facebook, Inc., Class A (A)	93,454	21,220,600
Match Group, Inc. (A)	5,692	609,329
Tencent Holdings, Ltd.	162,684	10,424,444
		60,024,512
		90,185,165
Consumer discretionary – 21.6%
Automobiles – 4.0%
Tesla, Inc. (A)	22,023	23,780,656
Hotels, restaurants and leisure – 1.4%
Chipotle Mexican Grill, Inc. (A)	8,104	8,528,325
Internet and direct marketing retail – 9.5%
Alibaba Group Holding, Ltd., ADR (A)	54,194	11,689,646
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Amazon.com, Inc. (A)	16,405	$45,258,442
		56,948,088
Specialty retail – 2.0%
Carvana Company (A)(B)	19,340	2,324,668
The Home Depot, Inc.	38,252	9,582,509
		11,907,177
Textiles, apparel and luxury goods – 4.7%
Kering SA	11,364	6,212,914
Lululemon Athletica, Inc. (A)	44,389	13,849,812
NIKE, Inc., Class B	81,413	7,982,545
		28,045,271
		129,209,517
Consumer staples – 3.1%
Food and staples retailing – 1.5%
Costco Wholesale Corp.	30,405	9,219,100
Personal products – 1.6%
The Estee Lauder Companies, Inc., Class A	49,364	9,314,000
		18,533,100
Financials – 2.5%
Capital markets – 2.5%
S&P Global, Inc.	23,944	7,889,069
The Goldman Sachs Group, Inc.	36,850	7,282,297
		15,171,366
Health care – 9.5%
Biotechnology – 2.2%
BioMarin Pharmaceutical, Inc. (A)(B)	37,656	4,644,491
Vertex Pharmaceuticals, Inc. (A)	28,641	8,314,769
		12,959,260
Health care equipment and supplies – 2.0%
Danaher Corp.	19,321	3,416,532
DexCom, Inc. (A)	15,399	6,242,755
Intuitive Surgical, Inc. (A)	3,974	2,264,504
		11,923,791
Health care providers and services – 0.6%
Guardant Health, Inc. (A)	22,459	1,822,099
Humana, Inc.	4,119	1,597,142
		3,419,241
Health care technology – 0.6%
Teladoc Health, Inc. (A)(B)	20,095	3,834,930
Life sciences tools and services – 0.6%
Illumina, Inc. (A)	9,874	3,656,836
Pharmaceuticals – 3.5%
AstraZeneca PLC, ADR	232,879	12,316,970
Eli Lilly & Company	55,036	9,035,810
		21,352,780
		57,146,838
Industrials – 3.4%
Aerospace and defense – 0.9%
The Boeing Company	29,475	5,402,768
Road and rail – 2.5%
Uber Technologies, Inc. (A)	314,692	9,780,627
Union Pacific Corp.	31,975	5,406,013
		15,186,640
		20,589,408
Information technology – 43.5%
IT services – 14.4%
Adyen NV (A)(C)	8,703	12,680,247

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Mastercard, Inc., Class A	67,144	$19,854,481
PayPal Holdings, Inc. (A)	80,818	14,080,920
Shopify, Inc., Class A (A)	16,643	15,797,536
Twilio, Inc., Class A (A)	35,780	7,850,848
Visa, Inc., Class A (B)	82,834	16,001,044
		86,265,076
Semiconductors and semiconductor equipment – 3.0%
NVIDIA Corp.	47,541	18,061,301
Software – 20.6%
Adobe, Inc. (A)	41,318	17,986,139
Atlassian Corp. PLC, Class A (A)	32,780	5,909,252
Coupa Software, Inc. (A)(B)	26,101	7,231,021
Crowdstrike Holdings, Inc., Class A (A)	56,012	5,617,443
Microsoft Corp.	175,387	35,693,008
RingCentral, Inc., Class A (A)	22,357	6,371,969
salesforce.com, Inc. (A)	95,532	17,896,010
ServiceNow, Inc. (A)	13,494	5,465,880
Splunk, Inc. (A)	49,021	9,740,473
The Trade Desk, Inc., Class A (A)(B)	12,015	4,884,098
Workday, Inc., Class A (A)	36,317	6,804,353
		123,599,646
Technology hardware, storage and peripherals – 5.5%
Apple, Inc.	89,917	32,801,722
		260,727,745
Real estate – 0.7%
Equity real estate investment trusts – 0.7%
American Tower Corp.	15,297	3,954,886
TOTAL COMMON STOCKS (Cost $389,842,449)		$595,518,025
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 4.3%
John Hancock Collateral Trust, 0.2429% (D)(E)	2,083,057	20,854,105
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (D)	4,991,229	4,991,229
TOTAL SHORT-TERM INVESTMENTS (Cost $25,845,859)		$25,845,334
Total Investments (Capital Appreciation Trust) (Cost $415,688,308) – 103.6%		$621,363,359
Other assets and liabilities, net – (3.6%)		(21,395,773)
TOTAL NET ASSETS – 100.0%		$599,967,586
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 65.9%
Communication services – 4.1%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services – 4.1%
Alphabet, Inc., Class A (A)	401	$568,638
Alphabet, Inc., Class C (A)(B)	6,877	9,721,396
Facebook, Inc., Class A (A)	24,600	5,585,922
		15,875,956
Consumer discretionary – 6.3%
Auto components – 0.5%
Aptiv PLC (B)	24,181	1,884,184
Hotels, restaurants and leisure – 3.7%
Hilton Worldwide Holdings, Inc. (B)	81,805	6,008,577
Marriott International, Inc., Class A	30,782	2,638,941
Yum! Brands, Inc. (B)	68,769	5,976,714
		14,624,232
Internet and direct marketing retail – 2.1%
Amazon.com, Inc. (A)	3,024	8,342,672
		24,851,088
Consumer staples – 1.7%
Beverages – 1.7%
Keurig Dr. Pepper, Inc.	237,010	6,731,084
Financials – 5.5%
Banks – 0.5%
The PNC Financial Services Group, Inc.	17,520	1,843,279
Capital markets – 2.2%
CME Group, Inc. (B)	17,600	2,860,704
Intercontinental Exchange, Inc.	64,865	5,941,634
		8,802,338
Insurance – 2.8%
Marsh & McLennan Companies, Inc.	100,461	10,786,498
		21,432,115
Health care – 14.6%
Health care equipment and supplies – 6.8%
Alcon, Inc. (A)	58,600	3,367,111
Becton, Dickinson and Company (B)	42,701	10,217,068
Boston Scientific Corp. (A)	72,278	2,537,681
Danaher Corp.	46,959	8,303,760
Envista Holdings Corp. (A)(C)	114,435	2,413,434
		26,839,054
Health care providers and services – 3.9%
Humana, Inc. (B)	22,761	8,825,578
UnitedHealth Group, Inc.	21,834	6,439,938
		15,265,516
Life sciences tools and services – 3.9%
Avantor, Inc. (A)(B)	92,029	1,564,493
PerkinElmer, Inc. (C)	61,179	6,001,048
Thermo Fisher Scientific, Inc.	20,921	7,580,515
		15,146,056
		57,250,626
Industrials – 8.4%
Commercial services and supplies – 0.5%
Waste Connections, Inc.	20,898	1,960,023
Industrial conglomerates – 4.4%
General Electric Company	2,106,965	14,390,571
Roper Technologies, Inc. (B)	7,307	2,837,016
		17,227,587
Machinery – 3.5%
Fortive Corp. (C)	140,470	9,504,200
Ingersoll Rand, Inc. (A)	145,262	4,084,767
		13,588,967
		32,776,577
Information technology – 14.2%

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components – 0.5%
TE Connectivity, Ltd.	24,822	$2,024,234
IT services – 5.9%
Fiserv, Inc. (A)	96,756	9,445,321
Global Payments, Inc. (B)	41,935	7,113,015
Visa, Inc., Class A (B)	33,086	6,391,223
		22,949,559
Semiconductors and semiconductor equipment – 2.7%
Maxim Integrated Products, Inc.	58,162	3,525,199
NXP Semiconductors NV (B)	63,061	7,191,468
		10,716,667
Software – 5.1%
Microsoft Corp. (B)	98,500	20,045,735
		55,736,195
Materials – 1.3%
Chemicals – 1.3%
Linde PLC	23,871	5,063,278
Utilities – 9.8%
Electric utilities – 6.1%
Alliant Energy Corp.	48,243	2,307,945
American Electric Power Company, Inc.	146,539	11,670,366
Exelon Corp.	112,393	4,078,742
NextEra Energy, Inc. (B)	9,424	2,263,362
Xcel Energy, Inc. (B)	57,173	3,573,313
		23,893,728
Gas utilities – 0.8%
Atmos Energy Corp.	31,352	3,122,032
Multi-utilities – 2.9%
Ameren Corp.	91,306	6,424,290
NiSource, Inc. (C)	223,461	5,081,503
		11,505,793
		38,521,553
TOTAL COMMON STOCKS (Cost $230,604,263)		$258,238,472
PREFERRED SECURITIES – 4.1%
Financials – 1.3%
Banks – 1.2%
JPMorgan Chase & Co., 5.750%	1,139	30,092
U.S. Bancorp, 5.500%	12,419	324,136
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.447%)	6,300	164,304
Wells Fargo & Company, 7.500%	3,282	4,256,754
		4,775,286
Capital markets – 0.1%
The Charles Schwab Corp., 5.950%	1,000	25,880
The Charles Schwab Corp., 6.000%	6,432	163,952
		189,832
		4,965,118
Health care – 1.0%
Health care equipment and supplies – 0.3%
Boston Scientific Corp., 5.500%	12,465	1,304,961
Life sciences tools and services – 0.7%
Avantor, Inc., 6.250%	46,612	2,675,529
		3,980,490
Industrials – 0.2%
Machinery – 0.2%
Fortive Corp., 5.000%	907	783,648
Utilities – 1.6%
Electric utilities – 0.7%
Alabama Power Company, 5.000%	9,749	250,744
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Electric utilities (continued)
American Electric Power Company, Inc., 6.125% (C)	9,302	$450,310
Duke Energy Corp., 5.625%	26,560	704,637
NextEra Energy, Inc., 5.279%	22,612	959,879
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	657	14,231
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	27,553	560,428
		2,940,229
Multi-utilities – 0.9%
CMS Energy Corp., 5.875%	41,200	1,053,896
CMS Energy Corp., 5.875%	50,000	1,310,500
DTE Energy Company, 5.250%	27,636	694,216
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,000	516,200
		3,574,812
		6,515,041
TOTAL PREFERRED SECURITIES (Cost $16,025,033)		$16,244,297
CORPORATE BONDS - 9.6%
Communication services - 3.3%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	$416,000	417,040
5.000%, 02/01/2028 (D)	2,095,000	2,163,088
5.125%, 05/01/2027 (D)	1,341,000	1,387,399
5.875%, 04/01/2024 (D)	555,000	572,344
Level 3 Financing, Inc. 5.375%, 08/15/2022	336,000	336,161
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,310,614
4.875%, 04/15/2028	1,680,000	1,796,374
5.500%, 02/15/2022	45,000	46,924
5.875%, 02/15/2025 to 11/15/2028	2,755,000	3,123,092
6.375%, 05/15/2029	1,165,000	1,357,225
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (D)	45,000	45,281
4.625%, 05/15/2023 (D)	85,000	85,468
T-Mobile USA, Inc.
6.000%, 03/01/2023	165,000	165,667
6.500%, 01/15/2026	80,000	83,590
		12,890,267
Consumer discretionary - 2.2%
Cedar Fair LP
5.250%, 07/15/2029 (D)	374,000	338,141
5.375%, 06/01/2024 to 04/15/2027	1,213,000	1,117,386
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	205,000	198,891
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	1,442,000	1,478,050
5.000%, 06/01/2024 (D)	567,000	577,631
5.250%, 06/01/2026 (D)	945,000	968,625
Marriott International, Inc. 3.125%, 06/15/2026	120,000	116,725
Marriott International, Inc. (3 month LIBOR + 0.650%) 0.968%, 03/08/2021 (E)	135,000	133,703
Service Corp. International 5.375%, 05/15/2024	250,000	254,688
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	214,000	191,265
5.500%, 04/15/2027 (D)	216,000	193,050

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	$40,000	$41,350
Yum! Brands, Inc.
3.750%, 11/01/2021	950,000	957,125
3.875%, 11/01/2020 to 11/01/2023	967,000	979,650
4.750%, 01/15/2030 (D)	2,000	2,030
5.350%, 11/01/2043	579,000	555,840
6.875%, 11/15/2037	367,000	394,525
		8,498,675
Energy - 0.0%
NuStar Logistics LP 4.800%, 09/01/2020	175,000	175,000
Financials - 0.7%
HUB International, Ltd. 7.000%, 05/01/2026 (D)	25,000	25,000
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	550,000	583,000
8.250%, 11/15/2026 (D)	610,000	660,612
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (F)	435,000	415,229
The Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) 3.726%, 09/20/2020 (E)(F)	450,000	426,915
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (F)	295,000	290,398
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	390,000	395,655
USI, Inc. 6.875%, 05/01/2025 (D)	154,000	155,348
		2,952,157
Health care - 1.2%
Avantor, Inc.
6.000%, 10/01/2024 (D)	585,000	611,325
9.000%, 10/01/2025 (D)	2,490,000	2,682,975
Elanco Animal Health, Inc. 4.662%, 08/27/2021	416,000	424,320
Hologic, Inc. 4.375%, 10/15/2025 (D)	257,000	259,516
Teleflex, Inc.
4.625%, 11/15/2027	285,000	301,305
4.875%, 06/01/2026	331,000	341,559
		4,621,000
Industrials - 1.1%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	163,867	152,397
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	2,920,000	2,292,492
Korn Ferry 4.625%, 12/15/2027 (D)	90,000	87,300
Lennox International, Inc. 3.000%, 11/15/2023	90,000	92,840
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	280,000	279,390
Sensata Technologies BV
4.875%, 10/15/2023 (D)	110,000	114,182
5.000%, 10/01/2025 (D)	325,000	346,028
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Sensata Technologies BV (continued)
5.625%, 11/01/2024 (D)	$90,000	$95,400
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	200,000	207,500
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	106,837	86,536
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	13,954	11,514
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/2021	48,752	39,160
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	154,190	127,222
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	52,189	41,910
Welbilt, Inc. 9.500%, 02/15/2024	362,000	345,710
Xylem, Inc. 4.875%, 10/01/2021	60,000	63,152
		4,382,733
Information technology - 0.5%
Solera LLC 10.500%, 03/01/2024 (D)	2,115,000	2,157,300
Materials - 0.2%
Reynolds Group Issuer, Inc. 5.125%, 07/15/2023 (D)	440,000	445,179
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 4.719%, 07/15/2021 (C)(D)(E)	195,000	193,538
		638,717
Real estate - 0.3%
SBA Communications Corp.
3.875%, 02/15/2027 (D)	195,000	194,025
4.000%, 10/01/2022	550,000	556,188
4.875%, 09/01/2024	250,000	256,273
		1,006,486
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	575,000	549,125
TOTAL CORPORATE BONDS (Cost $37,176,266)		$37,871,460
TERM LOANS (G) – 6.6%
Communication services – 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	630,000	598,109
Consumer discretionary – 0.2%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.178%, 11/30/2023	523,643	494,843
Life Time, Inc., 2017 Term Loan B (3 month LIBOR + 2.750%) 3.750%, 06/10/2022	174,551	154,151
		648,994

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Consumer staples – 0.2%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 2.178%, 01/26/2024	$25,651	$25,163
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%) 5.322%, 10/01/2026	976,347	932,821
		957,984
Financials – 3.9%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 2.750%) 2.928%, 05/09/2025	49,873	47,164
AmWINS Group, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%) 3.750%, 01/25/2024	114,112	110,653
Emerald TopCo, Inc., Term Loan (3 month LIBOR + 3.500%) 4.260%, 07/24/2026	721,059	697,624
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 4.020%, 04/25/2025	5,151,812	4,889,946
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%) 5.000%, 04/25/2025	1,219,062	1,195,900
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%) 3.428%, 10/01/2025	7,775,668	7,587,108
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.308%, 05/16/2024	721,866	683,607
		15,212,002
Health care – 0.5%
CPI Holdco LLC, 2019 Term Loan (3 month LIBOR + 4.250%) 4.428%, 11/04/2026	99,750	95,760
Dino Grandparent, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 2.438%, 02/20/2023	850,000	833,000
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.500%) 3.678%, 04/21/2027	1,165,000	1,116,944
		2,045,704
Industrials – 0.2%
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.180%, 03/29/2025	94,748	90,011
United Airlines, Inc., 2020 Term Loan B TBD 06/25/2027 (H)	605,000	600,208
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.678%, 10/23/2025	175,000	150,500
		840,719
Information technology – 1.3%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	2,409,004	2,323,677
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 1.678%, 03/20/2022	30,422	29,966
Kronos, Inc., 2017 Term Loan B (1 month LIBOR + 3.000%) 3.179%, 11/01/2023	2,742,845	2,736,838
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Information technology (continued)
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.928%, 05/04/2026	$163,763	$158,385
		5,248,866
Materials – 0.1%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.190%, 10/20/2024	195,475	188,334
TOTAL TERM LOANS (Cost $26,397,716)		$25,740,712
ASSET BACKED SECURITIES - 0.4%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	507,000	546,800
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	481,425	512,496
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	213,925	224,106
Wendy's Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (D)	324,675	336,509
TOTAL ASSET BACKED SECURITIES (Cost $1,514,839)		$1,619,911
SHORT-TERM INVESTMENTS – 15.5%
Short-term funds – 14.8%
John Hancock Collateral Trust, 0.2429% (I)(J)	360,789	3,611,969
T. Rowe Price Government Reserve Fund, 0.2119% (I)	54,101,830	54,101,830
		57,713,799
Repurchase agreement – 0.7%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $2,825,000 on 7-1-20, collateralized by $2,874,900 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $2,881,597)	$2,825,000	2,825,000
TOTAL SHORT-TERM INVESTMENTS (Cost $60,538,823)		$60,538,799
Total Investments (Capital Appreciation Value Trust) (Cost $372,256,940) – 102.1%		$400,253,651
Other assets and liabilities, net – (2.1%)		(8,354,636)
TOTAL NET ASSETS – 100.0%		$391,899,015
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 6-30-20.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
Capital Appreciation Value Trust (continued)
(I)	The rate shown is the annualized seven-day yield as of 6-30-20.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls

CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	$ 16,014	$ (18,360)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	15,094	(18,360)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	2	200	14,774	(18,360)
CITI	Alphabet, Inc., Class C	USD	1,500.00	Jan 2021	1	100	6,377	(9,180)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,717	(2,694)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,687	(2,694)
GSI	Alphabet, Inc., Class C	USD	1,740.00	Jan 2021	1	100	4,427	(2,694)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,247	(2,399)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	4,227	(2,399)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2021	1	100	3,997	(2,399)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(2,133)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,827	(2,133)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2021	1	100	3,587	(2,133)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,447	(1,894)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,437	(1,894)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2021	1	100	3,217	(1,894)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	56	5,600	8,792	(1,923)
CITI	American Electric Power Company, Inc.	USD	105.00	Jan 2021	55	5,500	8,635	(1,889)
CITI	American Electric Power Company, Inc.	USD	115.00	Jan 2021	33	3,300	5,825	(263)
GSI	Aptiv PLC	USD	97.50	Jan 2021	12	1,200	6,671	(6,328)
GSI	Aptiv PLC	USD	97.50	Jan 2021	12	1,200	8,010	(6,328)
GSI	Aptiv PLC	USD	100.00	Jan 2021	13	1,300	6,189	(6,043)
GSI	Aptiv PLC	USD	100.00	Jan 2021	12	1,200	6,907	(5,578)
CSFB	Avantor, Inc.	USD	15.00	Jan 2021	34	3,400	4,032	(13,003)
CSFB	Avantor, Inc.	USD	20.00	Jan 2021	10	1,000	2,211	(1,342)
CSFB	Avantor, Inc.	USD	20.00	Jan 2021	40	4,000	9,356	(5,367)
CSFB	Avantor, Inc.	USD	22.50	Jan 2021	10	1,000	1,123	(751)
CSFB	Avantor, Inc.	USD	22.50	Jan 2021	40	4,000	4,896	(3,004)
GSI	Becton, Dickinson and Company	USD	260.00	Jan 2021	6	600	10,539	(7,489)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2021	6	600	8,434	(5,570)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	5	500	6,327	(3,383)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2021	5	500	6,927	(3,383)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	4	400	3,743	(1,368)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	10	1,000	9,138	(3,420)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	14	1,400	13,990	(4,788)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	12	1,200	14,557	(4,104)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	5	500	3,364	(1,710)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2021	5	500	3,746	(1,710)
CSFB	CME Group, Inc.	USD	170.00	Jan 2021	12	1,200	13,050	(14,954)
CSFB	CME Group, Inc.	USD	170.00	Jan 2021	3	300	3,326	(3,329)
CSFB	CME Group, Inc.	USD	175.00	Jan 2021	12	1,200	10,080	(12,585)
CSFB	CME Group, Inc.	USD	175.00	Jan 2021	3	300	2,941	(2,941)
CSFB	CME Group, Inc.	USD	180.00	Jan 2021	12	1,200	9,158	(10,514)
CSFB	CME Group, Inc.	USD	180.00	Jan 2021	3	300	2,343	(2,343)
CSFB	CME Group, Inc.	USD	185.00	Jan 2021	12	1,200	6,916	(8,724)
CSFB	CME Group, Inc.	USD	185.00	Jan 2021	3	300	1,955	(1,955)
JPM	Danaher Corp.	USD	150.00	Jan 2021	10	1,000	10,870	(32,798)
JPM	Danaher Corp.	USD	160.00	Jan 2021	10	1,000	13,417	(25,299)
JPM	Danaher Corp.	USD	180.00	Jan 2021	10	1,000	8,977	(13,190)
JPM	Danaher Corp.	USD	185.00	Jan 2021	20	2,000	9,463	(21,753)
JPM	Danaher Corp.	USD	190.00	Jan 2021	19	1,900	6,437	(16,843)
JPM	Danaher Corp.	USD	190.00	Jan 2021	10	1,000	5,963	(8,865)
JPM	Facebook, Inc., Class A	USD	195.00	Jan 2021	12	1,200	13,453	(53,474)
JPM	Facebook, Inc., Class A	USD	200.00	Jan 2021	12	1,200	11,487	(49,388)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	11	1,100	11,022	(12,373)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Facebook, Inc., Class A	USD	265.00	Jan 2021	9	900	$ 8,928	$ (10,124)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	11	1,100	9,757	(10,982)
JPM	Facebook, Inc., Class A	USD	270.00	Jan 2021	9	900	7,893	(8,985)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	11	1,100	8,602	(9,723)
JPM	Facebook, Inc., Class A	USD	275.00	Jan 2021	9	900	6,903	(7,955)
JPM	General Electric Company	USD	8.00	Jan 2021	340	34,000	41,174	(23,936)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	18,044	(1,995)
JPM	General Electric Company	USD	15.00	Jan 2021	347	34,700	19,612	(1,995)
JPM	General Electric Company	USD	15.00	Jan 2021	684	68,400	57,559	(3,933)
JPM	General Electric Company	USD	15.00	Jan 2021	342	34,200	29,200	(1,966)
JPM	General Electric Company	USD	15.00	Jan 2021	205	20,500	17,888	(1,179)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	5	500	7,063	(5,868)
GSI	Global Payments, Inc.	USD	185.00	Dec 2020	5	500	7,243	(5,868)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	5	500	5,090	(4,232)
GSI	Global Payments, Inc.	USD	195.00	Dec 2020	5	500	5,292	(4,232)
CSFB	Hilton Worldwide Holdings, Inc.	USD	87.50	Jan 2021	4	400	3,023	(1,988)
CSFB	Hilton Worldwide Holdings, Inc.	USD	90.00	Jan 2021	4	400	2,660	(1,711)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2021	9	900	4,868	(282)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2021	9	900	3,528	(183)
CSFB	Humana, Inc.	USD	370.00	Jan 2021	6	600	20,272	(30,816)
CSFB	Humana, Inc.	USD	380.00	Jan 2021	6	600	17,694	(27,314)
CSFB	Humana, Inc.	USD	420.00	Jan 2021	5	500	13,832	(13,064)
CSFB	Humana, Inc.	USD	430.00	Jan 2021	5	500	12,002	(11,144)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	50	5,000	7,594	(5,085)
JPM	Ingersoll Rand, Inc.	USD	35.00	Dec 2020	50	5,000	9,350	(5,085)
JPM	Intercontinental Exchange, Inc.	USD	100.00	Jan 2021	20	2,000	11,846	(8,348)
JPM	Intercontinental Exchange, Inc.	USD	105.00	Jan 2021	20	2,000	8,081	(5,456)
CITI	Keurig Dr. Pepper, Inc.	USD	29.00	Oct 2020	67	6,700	7,046	(9,664)
CITI	Keurig Dr. Pepper, Inc.	USD	30.00	Oct 2020	68	6,800	8,458	(7,071)
CITI	Keurig Dr. Pepper, Inc.	USD	31.00	Oct 2020	68	6,800	6,594	(4,940)
CITI	Microsoft Corp.	USD	165.00	Jan 2021	40	4,000	50,890	(177,493)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	70	7,000	47,257	(310,613)
CSFB	Microsoft Corp.	USD	165.00	Jan 2021	67	6,700	46,364	(297,301)
CITI	Microsoft Corp.	USD	170.00	Jan 2021	40	4,000	43,089	(161,817)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	102	10,200	110,874	(412,632)
JPM	Microsoft Corp.	USD	170.00	Jan 2021	55	5,500	58,482	(222,498)
CSFB	NextEra Energy, Inc.	USD	310.00	Jan 2021	8	800	6,708	(1,393)
CSFB	NextEra Energy, Inc.	USD	320.00	Jan 2021	7	700	4,157	(780)
JPM	NXP Semiconductors NV	USD	115.00	Jan 2021	8	800	8,027	(12,072)
JPM	NXP Semiconductors NV	USD	125.00	Jan 2021	8	800	5,456	(8,531)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	23	2,300	17,038	(13,445)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	10	1,000	7,002	(5,846)
CSFB	NXP Semiconductors NV	USD	140.00	Jan 2021	54	5,400	40,910	(31,566)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	2	200	1,053	(956)
JPM	PerkinElmer, Inc.	USD	110.00	Dec 2020	11	1,100	6,220	(5,257)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	2	200	517	(686)
JPM	PerkinElmer, Inc.	USD	115.00	Dec 2020	11	1,100	2,423	(3,774)
GSI	Roper Technologies, Inc.	USD	430.00	Aug 2020	6	600	4,551	(1,762)
GSI	Roper Technologies, Inc.	USD	370.00	Nov 2020	6	600	10,239	(25,882)
GSI	Roper Technologies, Inc.	USD	390.00	Nov 2020	6	600	5,574	(19,062)
GSI	Roper Technologies, Inc.	USD	420.00	Nov 2020	6	600	7,632	(11,185)
GSI	Roper Technologies, Inc.	USD	440.00	Nov 2020	6	600	4,324	(7,452)
RBC	Thermo Fisher Scientific, Inc.	USD	370.00	Jan 2021	6	600	8,435	(16,207)
RBC	Thermo Fisher Scientific, Inc.	USD	390.00	Jan 2021	7	700	5,797	(13,184)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	10	1,000	7,797	(15,496)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	18	1,800	12,731	(27,892)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	4	400	2,838	(6,198)
RBC	Thermo Fisher Scientific, Inc.	USD	400.00	Jan 2021	2	200	1,859	(3,099)
JPM	UnitedHealth Group, Inc.	USD	320.00	Jan 2021	6	600	10,285	(11,823)
JPM	UnitedHealth Group, Inc.	USD	330.00	Jan 2021	6	600	8,280	(9,682)
GSI	Visa, Inc., Class A	USD	185.00	Jan 2021	6	600	10,842	(13,500)
GSI	Visa, Inc., Class A	USD	195.00	Jan 2021	6	600	8,286	(10,098)
GSI	Visa, Inc., Class A	USD	200.00	Jan 2021	13	1,300	14,552	(18,644)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	14	1,400	11,154	(14,120)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	17	1,700	21,498	(17,145)
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	6	600	$ 7,740	$ (6,051)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	5	500	4,305	(5,043)
GSI	Visa, Inc., Class A	USD	210.00	Jan 2021	5	500	4,552	(4,552)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	5	500	3,178	(4,157)
GSI	Visa, Inc., Class A	USD	215.00	Jan 2021	5	500	3,397	(3,397)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	6	600	5,293	(4,063)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	5	500	2,800	(3,386)
GSI	Visa, Inc., Class A	USD	220.00	Jan 2021	5	500	2,985	(2,985)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	28	2,800	21,832	(12,108)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2021	17	1,700	12,087	(7,352)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	7	700	6,599	(3,027)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2021	8	800	8,185	(3,460)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	28	2,800	17,746	(9,488)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2021	17	1,700	9,833	(5,760)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	28	2,800	14,361	(7,335)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2021	17	1,700	7,903	(4,453)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	7	700	4,472	(1,834)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2021	9	900	6,333	(2,358)
CSFB	Xcel Energy, Inc.	USD	60.00	Oct 2020	24	2,400	9,730	(12,649)
CSFB	Xcel Energy, Inc.	USD	65.00	Oct 2020	25	2,500	5,078	(6,390)
CSFB	Xcel Energy, Inc.	USD	65.00	Oct 2020	34	3,400	17,697	(8,690)
CSFB	Xcel Energy, Inc.	USD	70.00	Dec 2020	27	2,700	7,544	(4,813)
CSFB	Xcel Energy, Inc.	USD	70.00	Dec 2020	26	2,600	3,908	(4,635)
CSFB	Xcel Energy, Inc.	USD	75.00	Dec 2020	27	2,700	3,332	(2,190)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	5	500	3,305	(2,553)
BOA	Yum! Brands, Inc.	USD	95.00	Jan 2021	15	1,500	8,439	(7,659)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	5	500	2,435	(1,757)
BOA	Yum! Brands, Inc.	USD	100.00	Jan 2021	16	1,600	6,440	(5,623)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	17	1,700	8,446	(5,974)
CITI	Yum! Brands, Inc.	USD	100.00	Jan 2021	16	1,600	6,854	(5,623)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	17	1,700	5,805	(3,980)
CITI	Yum! Brands, Inc.	USD	105.00	Jan 2021	16	1,600	4,389	(3,746)
							$1,631,413	$(2,782,998)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.1%
Australia - 0.5%
Orica, Ltd.	114,082	$1,319,311
Bermuda - 1.2%
Everest Re Group, Ltd.	15,505	3,197,131
Canada - 4.0%
Barrick Gold Corp.	130,999	3,524,892
Kinross Gold Corp. (A)	469,786	3,391,855
Yamana Gold, Inc.	630,069	3,440,177
		10,356,924
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China - 1.1%
Alibaba Group Holding, Ltd. (A)	54,000	$1,457,125
Topsports International Holdings, Ltd. (B)	1,143,000	1,470,542
		2,927,667
Denmark - 1.3%
Novo Nordisk A/S, B Shares	50,370	3,281,491
Finland - 1.6%
Sampo OYJ, A Shares	115,975	3,997,616
France - 14.2%
AXA SA	188,750	3,971,835

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
BNP Paribas SA (A)	109,298	$4,366,872
Capgemini SE	53,289	6,149,602
Danone SA	18,430	1,279,279
Eiffage SA (A)	44,248	4,056,046
Peugeot SA (A)	128,554	2,108,165
Rexel SA	94,497	1,083,039
Sanofi	50,327	5,132,559
TOTAL SA (C)	139,591	5,382,383
Vinci SA (C)	34,148	3,166,300
		36,696,080
Germany - 6.0%
Allianz SE	24,351	4,975,920
Bayer AG	39,720	2,944,174
Brenntag AG	35,179	1,865,185
Rheinmetall AG	17,943	1,559,191
SAP SE	10,140	1,417,459
Siemens AG	22,525	2,656,523
		15,418,452
Greece - 0.8%
Hellenic Telecommunications Organization SA	143,885	1,943,590
Hong Kong - 1.7%
China Overseas Land & Investment, Ltd.	494,000	1,508,398
CK Asset Holdings, Ltd.	221,500	1,328,290
WH Group, Ltd. (B)	1,839,500	1,589,686
		4,426,374
Hungary - 0.9%
OTP Bank NYRT (A)	69,474	2,442,380
India - 0.6%
HDFC Bank, Ltd., ADR	31,249	1,420,580
Indonesia - 0.7%
Bank Rakyat Indonesia Persero Tbk PT	8,741,800	1,865,877
Ireland - 1.0%
CRH PLC	76,540	2,626,645
Italy - 1.8%
Enel SpA	314,217	2,717,476
Leonardo SpA	294,742	1,964,843
		4,682,319
Japan - 21.9%
Fuji Corp.	104,500	1,835,988
Hitachi, Ltd.	201,400	6,401,465
Kamigumi Company, Ltd.	45,500	894,826
KDDI Corp.	161,800	4,827,650
Kinden Corp.	80,800	1,335,375
Koito Manufacturing Company, Ltd.	38,800	1,569,832
Kurita Water Industries, Ltd.	44,900	1,249,034
Kyudenko Corp.	35,900	1,059,687
NEC Corp.	68,200	3,276,716
Nintendo Company, Ltd.	3,000	1,341,207
Nippon Telegraph & Telephone Corp.	120,300	2,802,924
Persol Holdings Company, Ltd.	66,000	909,934
Rengo Company, Ltd.	156,600	1,276,574
Sankyu, Inc.	26,900	1,013,880
Sanwa Holdings Corp.	271,500	2,439,859
Seven & i Holdings Company, Ltd.	36,800	1,203,858
SoftBank Group Corp.	32,300	1,628,814
Sony Corp.	93,100	6,426,710
Sumitomo Mitsui Financial Group, Inc.	89,900	2,537,140
Taiheiyo Cement Corp.	81,600	1,895,907
Taisei Corp.	57,400	2,092,007
Taiyo Yuden Company, Ltd.	61,500	1,923,131
Tokyo Electron, Ltd.	10,300	2,541,461
TS Tech Company, Ltd.	47,900	1,320,402
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Zenkoku Hosho Company, Ltd.	71,000	$2,682,234
		56,486,615
Macau - 0.5%
Wynn Macau, Ltd.	711,200	1,233,530
Malta - 0.0%
BGP Holdings PLC (A)(D)	2,126,418	0
Netherlands - 5.2%
Aalberts NV	38,651	1,267,392
ING Groep NV	420,061	2,928,193
Koninklijke Ahold Delhaize NV	121,822	3,320,129
Koninklijke KPN NV	792,213	2,107,210
NXP Semiconductors NV	14,097	1,607,622
Royal Dutch Shell PLC, A Shares	134,623	2,155,477
		13,386,023
Norway - 0.5%
DNB ASA	99,754	1,331,467
Singapore - 0.5%
DBS Group Holdings, Ltd.	89,400	1,345,187
South Korea - 4.9%
GS Retail Company, Ltd.	40,983	1,252,327
Hana Financial Group, Inc.	105,023	2,388,471
KB Financial Group, Inc.	80,260	2,272,128
KT Corp., ADR	254,612	2,479,921
Samsung Electronics Company, Ltd.	94,168	4,168,594
		12,561,441
Spain - 0.9%
Amadeus IT Group SA	14,697	771,621
Applus Services SA	186,541	1,437,062
		2,208,683
Sweden - 1.2%
Husqvarna AB, B Shares	255,713	2,104,525
Loomis AB (A)	45,349	1,083,330
		3,187,855
Switzerland - 8.6%
Glencore PLC (A)	849,726	1,810,085
Novartis AG	89,000	7,753,775
Roche Holding AG	16,769	5,809,612
SIG Combibloc Group AG (A)	59,099	961,640
STMicroelectronics NV	64,883	1,768,592
UBS Group AG	350,687	4,050,107
		22,153,811
Taiwan - 0.3%
Simplo Technology Company, Ltd.	81,000	883,689
United Kingdom - 13.3%
Aviva PLC	626,973	2,125,041
BAE Systems PLC	501,308	2,997,542
BP PLC	692,851	2,654,334
Coca-Cola European Partners PLC	54,889	2,072,609
Direct Line Insurance Group PLC	743,478	2,492,915
GlaxoSmithKline PLC	91,241	1,843,034
Howden Joinery Group PLC	137,459	941,065
Imperial Brands PLC	158,383	3,015,076
Inchcape PLC	202,321	1,229,542
Nomad Foods, Ltd. (A)	194,723	4,176,808
Persimmon PLC	88,615	2,507,934
Redrow PLC	281,449	1,500,982
Smith & Nephew PLC	48,533	904,343
Tesco PLC	1,315,344	3,699,608
Unilever PLC	41,493	2,238,169
		34,399,002

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 0.9%
Applied Materials, Inc.	37,105	$2,242,993
TOTAL COMMON STOCKS (Cost $260,115,684)		$248,022,733
SHORT-TERM INVESTMENTS - 6.7%
Short-term funds - 6.7%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0686% (E)	8,418,482	8,418,482
John Hancock Collateral Trust, 0.2429% (E)(F)	892,439	8,934,470
TOTAL SHORT-TERM INVESTMENTS (Cost $17,353,015)		$17,352,952
Total Investments (Disciplined Value International Trust) (Cost $277,468,699) - 102.8%		$265,375,685
Other assets and liabilities, net - (2.8%)		(7,217,821)
TOTAL NET ASSETS - 100.0%		$258,157,864
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-20.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.4%
Australia - 0.0%
MMG, Ltd. (A)	192,000	$40,120
Belgium - 0.0%
Titan Cement International SA (A)	985	11,815
Brazil - 4.1%
Banco Bradesco SA	77,929	271,700
Banco do Brasil SA	75,483	446,255
Banco Santander Brasil SA	30,118	155,184
BrasilAgro - Co Brasileira de Propriedades Agricolas	6,700	25,824
Camil Alimentos SA	10,600	21,870
Cogna Educacao	186,166	226,284
CSU Cardsystem SA	9,300	22,540
Enauta Participacoes SA	16,860	32,058
Fras-Le SA	8,800	8,706
Gerdau SA	2,629	6,502
Industrias Romi SA	6,500	15,503
International Meal Company Alimentacao SA (A)	19,850	14,601
Iochpe Maxion SA	11,411	28,370
JHSF Participacoes SA	65,027	84,899
Kepler Weber SA	2,100	14,462
Marisa Lojas SA (A)	14,758	22,660
Petroleo Brasileiro SA	446,047	1,832,384
Restoque Comercio e Confeccoes de Roupas SA (A)	3,836	4,867
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Sao Carlos Empreendimentos e Participacoes SA	5,205	$35,385
Sao Martinho SA	9,777	38,133
SLC Agricola SA	9,500	41,228
Trisul SA	13,137	28,820
Tupy SA (A)	9,951	34,950
Usinas Siderurgicas de Minas Gerais SA	14,738	21,925
Vale SA	424,884	4,369,084
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,359	22,538
		7,826,732
Chile - 0.7%
CAP SA (A)	6,647	43,051
Cementos BIO BIO SA	16,447	14,016
Cencosud SA	133,449	186,835
Cia Pesquera Camanchaca SA	214,992	14,309
Cristalerias de Chile SA	3,626	20,262
Empresa Nacional de Telecomunicaciones SA	15,564	100,425
Empresas CMPC SA	53,560	106,416
Empresas COPEC SA	21,339	143,143
Empresas Hites SA	46,731	7,567
Enel Americas SA	2,776,418	419,133
Grupo Security SA	147,513	26,399
Inversiones Aguas Metropolitanas SA	42,648	36,708
Itau CorpBanca Chile SA	10,081,598	27,235
Masisa SA (A)	321,066	6,125
PAZ Corp. SA	16,523	12,431
Ripley Corp. SA	137,631	44,738
Salfacorp SA	54,622	28,662
Sigdo Koppers SA	50,989	50,033
SMU SA	43,046	7,953
Sociedad Matriz SAAM SA	670,600	43,678
Socovesa SA	113,429	32,138
SONDA SA	17,248	11,339
		1,382,596
China - 20.7%
361 Degrees International, Ltd.	140,000	18,175
Agile Group Holdings, Ltd.	215,000	254,850
Agricultural Bank of China, Ltd., H Shares	2,020,000	817,584
Air China, Ltd., H Shares	256,000	153,908
Aluminum Corp. of China, Ltd., H Shares (A)	372,000	70,164
Angang Steel Company, Ltd., H Shares	193,800	47,663
Anhui Conch Cement Company, Ltd., H Shares	16,500	111,806
Anton Oilfield Services Group (A)(B)	284,000	17,119
Asia Cement China Holdings Corp.	65,000	64,228
AviChina Industry & Technology Company, Ltd., H Shares	183,000	83,477
BAIC Motor Corp., Ltd., H Shares (C)	207,000	90,589
Baidu, Inc., ADR (A)	12,811	1,535,913
Bank of China, Ltd., H Shares	6,067,694	2,247,675
Bank of Chongqing Company, Ltd., H Shares	69,500	34,912
Bank of Communications Company, Ltd., H Shares	596,876	369,568
Bank of Tianjin Company, Ltd., H Shares	74,000	28,001
BBMG Corp., H Shares	220,000	43,146
Beijing Capital International Airport Company, Ltd., H Shares	150,000	93,876
Beijing North Star Company, Ltd., H Shares	132,000	29,149

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (A)(C)	35,000	$8,199
Boyaa Interactive International, Ltd. (A)	63,000	6,862
BYD Electronic International Company, Ltd.	26,000	60,065
Cabbeen Fashion, Ltd.	40,000	9,822
CAR, Inc. (A)(B)	59,000	17,757
Central China Real Estate, Ltd.	113,732	53,296
Changshouhua Food Company, Ltd. (A)	32,000	8,714
Chaowei Power Holdings, Ltd.	133,000	59,522
Cheetah Mobile, Inc., ADR	4,594	7,902
China Aoyuan Group, Ltd.	68,000	83,110
China BlueChemical, Ltd., H Shares	264,000	39,450
China Cinda Asset Management Company, Ltd., H Shares	737,000	145,379
China CITIC Bank Corp., Ltd., H Shares	642,775	281,669
China Coal Energy Company, Ltd., H Shares	178,000	40,647
China Communications Construction Company, Ltd., H Shares	340,000	192,842
China Communications Services Corp., Ltd., H Shares	217,200	136,116
China Conch Venture Holdings, Ltd.	45,500	193,120
China Construction Bank Corp., H Shares	8,773,000	7,135,811
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	122,000	16,442
China Dili Group (A)	190,600	40,673
China Dongxiang Group Company, Ltd.	530,000	47,331
China Eastern Airlines Corp., Ltd., H Shares (B)	276,000	99,372
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	18,568
China Energy Engineering Corp., Ltd., H Shares	380,000	35,947
China Everbright Bank Company, Ltd., H Shares	261,000	98,553
China Evergrande Group (B)	190,000	494,408
China Galaxy Securities Company, Ltd., H Shares	206,000	112,145
China Harmony New Energy Auto Holding, Ltd.	105,500	52,772
China Hongqiao Group, Ltd.	249,000	110,874
China Huarong Asset Management Company, Ltd., H Shares (C)	808,000	81,828
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	40,153
China International Capital Corp., Ltd., H Shares (A)(B)(C)	106,800	211,310
China International Marine Containers Group Company, Ltd., H Shares	49,900	40,685
China Lesso Group Holdings, Ltd.	123,000	161,448
China Machinery Engineering Corp., H Shares	115,000	30,435
China Merchants Bank Company, Ltd., H Shares	25,500	118,171
China Merchants Securities Company, Ltd., H Shares (C)	17,600	19,802
China Minsheng Banking Corp., Ltd., H Shares	528,900	364,074
China Modern Dairy Holdings, Ltd. (A)	14,000	1,580
China National Building Material Company, Ltd., H Shares	581,450	623,666
China Oilfield Services, Ltd., H Shares	160,000	145,808
China Oriental Group Company, Ltd.	164,000	44,974
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Pacific Insurance Group Company, Ltd., H Shares	2,600	$6,988
China Petroleum & Chemical Corp., ADR (B)	15,616	655,247
China Petroleum & Chemical Corp., H Shares	1,022,000	427,461
China Railway Construction Corp., Ltd., H Shares	240,165	190,234
China Railway Group, Ltd., H Shares	379,000	195,635
China Railway Signal & Communication Corp., Ltd., H Shares (C)	83,000	35,844
China Reinsurance Group Corp., H Shares	256,000	26,228
China Resources Medical Holdings Company, Ltd.	61,000	34,904
China Resources Pharmaceutical Group, Ltd. (C)	119,000	68,932
China Sanjiang Fine Chemicals Company, Ltd.	105,000	28,529
China SCE Group Holdings, Ltd.	266,200	116,290
China Shanshui Cement Group, Ltd. (A)	117,000	30,677
China Shenhua Energy Company, Ltd., H Shares	372,000	577,335
China Shineway Pharmaceutical Group, Ltd.	32,000	21,124
China Silver Group, Ltd. (A)	94,000	6,909
China Southern Airlines Company, Ltd., H Shares (A)	228,000	101,957
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,792
China Vanke Company, Ltd., H Shares	125,700	401,191
China XLX Fertiliser, Ltd.	115,000	26,921
China Yongda Automobiles Services Holdings, Ltd.	19,500	23,610
China ZhengTong Auto Services Holdings, Ltd. (B)	160,000	23,063
China Zhongwang Holdings, Ltd.	196,800	37,235
Chongqing Rural Commercial Bank Company, Ltd., H Shares	198,000	78,304
CIFI Holdings Group Company, Ltd.	279,573	220,237
CNOOC, Ltd.	2,087,000	2,342,299
CNOOC, Ltd., ADR	987	111,351
Cogobuy Group (A)(C)	74,000	12,841
Colour Life Services Group Company, Ltd. (A)(B)	6,000	2,883
Consun Pharmaceutical Group, Ltd.	19,000	7,840
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	138,000	61,808
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	99,000	28,592
Cosmo Lady China Holdings Company, Ltd. (A)(C)	29,000	1,800
Country Garden Holdings Company, Ltd.	784,000	972,395
CPMC Holdings, Ltd.	76,000	28,931
CRRC Corp., Ltd., H Shares	279,000	118,448
CT Environmental Group, Ltd. (A)(D)	164,000	6,475
Dongfang Electric Corp., Ltd., H Shares	29,000	15,218
Dongfeng Motor Group Company, Ltd., H Shares	210,000	126,650
Dongyue Group, Ltd.	143,000	58,455
E-Commodities Holdings, Ltd.	348,000	8,887
Everbright Securities Company, Ltd., H Shares (C)	25,600	18,593
Fantasia Holdings Group Company, Ltd. (A)	172,500	32,543
Fosun International, Ltd.	195,460	250,506

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fufeng Group, Ltd. (A)	270,200	$86,600
Genertec Universal Medical Group Company, Ltd. (C)	99,000	60,157
GF Securities Company, Ltd., H Shares	82,600	88,961
GOME Retail Holdings, Ltd. (A)	1,105,000	185,222
Grand Baoxin Auto Group, Ltd. (A)	219,500	33,280
Great Wall Motor Company, Ltd., H Shares (B)	300,500	189,125
Greatview Aseptic Packaging Company, Ltd.	25,000	8,860
Greenland Hong Kong Holdings, Ltd.	88,000	31,434
Greentown China Holdings, Ltd.	102,500	103,170
Guangshen Railway Company, Ltd., ADR	3,552	32,359
Guangshen Railway Company, Ltd., H Shares	34,000	6,384
Guangzhou Automobile Group Company, Ltd., H Shares	188,000	136,971
Guangzhou R&F Properties Company, Ltd., H Shares	190,800	224,536
Guorui Properties, Ltd.	84,000	12,650
Guotai Junan Securities Company, Ltd., H Shares (C)	34,600	48,118
Haichang Ocean Park Holdings, Ltd. (A)(C)	181,000	10,815
Hainan Meilan International Airport Company, Ltd., H Shares (A)	17,000	23,745
Haitian International Holdings, Ltd.	4,000	8,146
Haitong Securities Company, Ltd., H Shares	188,000	152,740
Harbin Bank Company, Ltd., H Shares (C)	74,000	11,033
Harbin Electric Company, Ltd., H Shares (A)	128,000	50,104
HC Group, Inc. (A)	98,000	16,211
Hilong Holding, Ltd. (A)	205,000	6,210
Hiroca Holdings, Ltd.	8,000	15,189
Honghua Group, Ltd. (A)	367,000	11,550
Honworld Group, Ltd. (C)	56,000	17,291
Hua Hong Semiconductor, Ltd. (A)(C)	12,000	42,068
Huatai Securities Company, Ltd., H Shares (C)	96,600	154,637
Huishang Bank Corp., Ltd., H Shares	63,300	22,013
Industrial & Commercial Bank of China, Ltd., H Shares	6,288,000	3,801,526
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	16,477
Jiangxi Copper Company, Ltd., H Shares	99,000	100,870
Jingrui Holdings, Ltd.	69,000	19,756
JinkoSolar Holding Company, Ltd., ADR (A)(B)	5,541	98,131
JOYY, Inc., ADR (A)	5,041	446,381
Kaisa Group Holdings, Ltd. (A)	258,000	98,230
Kangda International Environmental Company, Ltd. (A)(C)	140,000	13,953
Kasen International Holdings, Ltd. (A)(B)	119,000	15,011
KWG Group Holdings, Ltd. (A)	177,013	300,756
Legend Holdings Corp., H Shares (C)	66,200	77,633
Lenovo Group, Ltd.	294,000	164,035
Lonking Holdings, Ltd.	277,000	84,377
Luye Pharma Group, Ltd. (B)(C)	104,000	63,943
Maoye International Holdings, Ltd.	301,000	14,454
Metallurgical Corp. of China, Ltd., H Shares	185,000	29,524
Minth Group, Ltd.	58,000	166,489
MOBI Development Company, Ltd.	70,000	7,093
Modern Land China Company, Ltd.	88,000	12,476
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Momo, Inc., ADR	665	$11,624
Nature Home Holding Company, Ltd. (A)	59,000	7,786
New China Life Insurance Company, Ltd., H Shares	13,500	45,526
NVC International Holdings, Ltd.	267,000	4,646
Orient Securities Company, Ltd., H Shares (C)	50,800	28,245
PetroChina Company, Ltd., ADR	1,761	58,236
PetroChina Company, Ltd., H Shares	2,098,000	701,552
PICC Property & Casualty Company, Ltd., H Shares	428,000	355,696
Postal Savings Bank of China Company, Ltd., H Shares (C)	631,000	363,595
Powerlong Real Estate Holdings, Ltd.	178,000	100,355
Qingdao Port International Company, Ltd., H Shares (C)	19,000	10,119
Qingling Motors Company, Ltd., H Shares	128,000	23,370
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	62,480	35,170
Ronshine China Holdings, Ltd. (A)	46,500	41,258
Sany Heavy Equipment International Holdings Company, Ltd.	44,000	20,566
Seazen Group, Ltd. (A)	32,000	27,787
Semiconductor Manufacturing International Corp. (A)	243,000	852,433
Shanghai Electric Group Company, Ltd., H Shares (A)	158,000	45,059
Shanghai Jin Jiang Capital Company, Ltd., H Shares	244,000	43,294
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	75,000	126,047
Shengjing Bank Company, Ltd., H Shares (A)(C)	17,500	16,045
Shenguan Holdings Group, Ltd.	90,000	3,320
Shenwan Hongyuan Group Company, Ltd., H Shares (A)(C)	70,400	19,589
Shui On Land, Ltd.	390,961	65,920
Sihuan Pharmaceutical Holdings Group, Ltd.	177,000	16,928
SINA Corp. (A)	7,964	285,987
Sino-Ocean Group Holding, Ltd.	333,973	80,376
Sinopec Engineering Group Company, Ltd., H Shares	129,000	55,389
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	72,236
Sinopharm Group Company, Ltd., H Shares	112,000	287,947
Sinosoft Technology Group, Ltd. (A)	104,000	15,096
Sinotrans, Ltd., H Shares	242,000	49,223
Sinotruk Hong Kong, Ltd.	106,500	277,938
SOHO China, Ltd. (A)	247,000	87,258
Sun King Power Electronics Group	108,000	16,024
Sunac China Holdings, Ltd.	169,000	715,206
Sunshine 100 China Holdings, Ltd. (A)(C)	77,000	13,515
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,449
The People's Insurance Company Group of China, Ltd., H Shares	342,000	100,292
Tian Ge Interactive Holdings, Ltd. (A)(C)	44,000	5,781
Tianneng Power International, Ltd. (B)	78,000	133,769
Tong Ren Tang Technologies Company, Ltd., H Shares	14,000	10,649
Trigiant Group, Ltd.	158,000	24,063

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Trip.com Group, Ltd., ADR (A)	32,171	$833,872
Weiqiao Textile Company, H Shares	73,500	13,095
West China Cement, Ltd.	380,000	69,655
Xiamen International Port Company, Ltd., H Shares	330,000	26,858
Xingda International Holdings, Ltd.	123,187	23,965
Xingfa Aluminium Holdings, Ltd.	29,000	26,902
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	24,000	20,651
Xinming China Holdings, Ltd. (A)	2,000	260
Xinyuan Real Estate Company, Ltd., ADR	6,010	13,162
Xtep International Holdings, Ltd.	98,092	32,895
Yanzhou Coal Mining Company, Ltd., H Shares (B)	262,000	197,320
Yiren Digital, Ltd., ADR (A)(B)	4,041	16,689
Yuzhou Properties Company, Ltd.	276,591	120,505
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	25,400	11,002
Zhong An Group, Ltd.	409,000	11,646
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	20,000	51,288
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	112,000	86,716
		39,293,806
Colombia - 0.1%
Cementos Argos SA	24,726	22,371
Corp. Financiera Colombiana SA (A)	2,616	19,338
Grupo Argos SA	36,406	95,907
Grupo de Inversiones Suramericana SA	23,322	115,679
Grupo Nutresa SA	3,250	18,075
		271,370
Czech Republic - 0.2%
CEZ AS	16,318	349,405
Greece - 0.3%
Aegean Airlines SA (A)	3,467	15,583
Alpha Bank AE (A)	98,073	73,675
Bank of Greece	667	9,500
Ellaktor SA (A)	17,133	20,787
Eurobank Ergasias Services and Holdings SA (A)	179,251	83,004
Fourlis Holdings SA (A)	3,756	17,991
Hellenic Petroleum SA	6,586	43,977
Mytilineos SA	10,218	84,116
National Bank of Greece SA (A)	69,994	99,047
Piraeus Bank SA (A)	33,087	58,776
		506,456
Hong Kong - 7.8%
Ajisen China Holdings, Ltd.	147,000	20,347
AMVIG Holdings, Ltd.	42,000	7,608
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	7,247
Asian Citrus Holdings, Ltd. (A)(D)	249,000	9,638
Atlas Corp. (A)	9,130	69,388
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	3,263
Beijing Enterprises Holdings, Ltd.	49,000	164,545
Beijing Enterprises Water Group, Ltd. (A)	294,000	115,371
Brilliance China Automotive Holdings, Ltd.	216,000	195,499
C C Land Holdings, Ltd.	240,126	54,936
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Century Sunshine Group Holdings, Ltd. (A)	165,000	$1,619
CGN New Energy Holdings Company, Ltd. (A)	150,000	28,965
China Aerospace International Holdings, Ltd.	190,000	11,945
China Aircraft Leasing Group Holdings, Ltd.	23,000	18,751
China Everbright Greentech, Ltd. (C)	43,000	17,019
China Everbright, Ltd.	114,000	166,083
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,448
China Foods, Ltd.	42,000	15,983
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,160
China Jinmao Holdings Group, Ltd.	426,000	303,168
China Longevity Group Company, Ltd. (A)(D)	93,000	4,932
China Lumena New Materials Corp. (A)(B)(D)	2,036,000	0
China Merchants Land, Ltd.	260,000	40,231
China Merchants Port Holdings Company, Ltd.	104,064	123,434
China Mobile, Ltd.	606,000	4,091,749
China Mobile, Ltd., ADR	30,020	1,009,873
China New Town Development Company, Ltd.	300,165	4,845
China Oil & Gas Group, Ltd. (A)	1,020,000	32,242
China Overseas Grand Oceans Group, Ltd.	191,500	109,135
China Overseas Land & Investment, Ltd.	421,000	1,285,497
China Resources Cement Holdings, Ltd.	242,000	298,464
China Resources Land, Ltd.	366,000	1,398,923
China South City Holdings, Ltd.	498,000	51,072
China State Construction International Holdings, Ltd.	170,000	99,875
China Taiping Insurance Holdings Company, Ltd.	147,200	237,785
China Traditional Chinese Medicine Holdings Company, Ltd.	242,000	117,069
China Travel International Investment Hong Kong, Ltd.	314,000	44,798
China Unicom Hong Kong, Ltd.	630,000	342,780
China Unicom Hong Kong, Ltd., ADR	20,072	109,392
China Vast Industrial Urban Development Company, Ltd. (C)	36,000	15,656
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	3,009
CIMC Enric Holdings, Ltd.	56,000	22,328
CITIC Resources Holdings, Ltd. (A)	488,000	15,795
CITIC, Ltd.	566,130	534,588
Concord New Energy Group, Ltd.	690,000	29,007
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	17,746
COSCO SHIPPING Ports, Ltd.	150,438	81,147
CP Pokphand Company, Ltd.	94,000	8,157
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	13,767
Digital China Holdings, Ltd.	42,000	27,261
Far East Horizon, Ltd.	183,000	156,223
GCL-Poly Energy Holdings, Ltd. (A)(B)	2,126,000	60,503
Gemdale Properties & Investment Corp., Ltd.	778,000	145,052
Glorious Property Holdings, Ltd. (A)	88,000	2,303
Goldlion Holdings, Ltd.	36,000	7,497
Goldpac Group, Ltd.	46,000	8,288
Hi Sun Technology China, Ltd. (A)	375,000	42,314

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
HKC Holdings, Ltd.	29,206	$17,135
Hopson Development Holdings, Ltd.	90,000	93,883
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,120,000	30,635
Jiayuan International Group, Ltd.	46,000	19,026
Joy City Property, Ltd.	328,000	21,310
Ju Teng International Holdings, Ltd.	130,000	47,703
Kingboard Holdings, Ltd.	88,130	230,037
Kingboard Laminates Holdings, Ltd.	97,000	98,027
Kunlun Energy Company, Ltd.	410,000	268,520
Lee & Man Paper Manufacturing, Ltd.	129,000	70,116
Lee's Pharmaceutical Holdings, Ltd.	69,000	36,692
Lifestyle China Group, Ltd. (A)	42,000	10,002
Min Xin Holdings, Ltd.	24,000	8,369
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	272,000	33,666
NetDragon Websoft Holdings, Ltd.	3,500	9,870
New World Department Store China, Ltd. (A)	34,000	6,206
Nine Dragons Paper Holdings, Ltd.	185,000	169,145
Overseas Chinese Town Asia Holdings, Ltd.	52,000	10,730
Panda Green Energy Group, Ltd. (A)	814,000	14,206
PAX Global Technology, Ltd.	104,000	45,558
Poly Property Group Company, Ltd.	266,453	80,727
Pou Sheng International Holdings, Ltd. (A)	142,000	32,725
Shanghai Industrial Holdings, Ltd.	37,000	57,150
Shanghai Industrial Urban Development Group, Ltd.	352,000	40,722
Shanghai Zendai Property, Ltd. (A)	765,000	2,873
Shenzhen International Holdings, Ltd.	109,163	174,743
Shenzhen Investment, Ltd.	331,271	105,464
Shimao Group Holdings, Ltd.	142,500	609,225
Shougang Fushan Resources Group, Ltd.	364,000	76,454
Silver Grant International Holdings Group, Ltd. (A)	160,000	20,121
Sinofert Holdings, Ltd. (A)	300,000	26,871
Sinopec Kantons Holdings, Ltd.	160,000	61,414
Skyworth Group, Ltd. (A)(B)	244,000	68,569
Symphony Holdings, Ltd.	20,000	2,298
TCL Electronics Holdings, Ltd.	114,600	56,409
Texhong Textile Group, Ltd. (B)	32,000	25,742
Tian An China Investment Company, Ltd.	54,000	24,084
Tianjin Port Development Holdings, Ltd. (A)	478,000	33,376
Tomson Group, Ltd.	85,714	18,968
Tongda Group Holdings, Ltd. (B)	590,000	35,328
Wasion Holdings, Ltd.	90,000	28,961
Yuexiu Property Company, Ltd.	829,542	148,790
		14,783,570
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	53,879	318,540
Richter Gedeon NYRT	9,328	193,553
		512,093
India - 12.7%
ACC, Ltd.	5,847	103,494
Adani Enterprises, Ltd.	21,676	45,395
Adani Gas, Ltd.	17,516	35,542
Adani Green Energy, Ltd. (A)	20,307	96,942
Adani Ports & Special Economic Zone, Ltd.	47,493	217,188
Adani Transmission, Ltd. (A)	9,644	33,192
Aditya Birla Capital, Ltd. (A)	55,560	46,680
Allcargo Logistics, Ltd.	10,467	11,010
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Ambuja Cements, Ltd.	55,925	$143,525
Apar Industries, Ltd.	2,063	8,787
Apollo Tyres, Ltd.	28,578	40,889
Arvind Fashions, Ltd. (A)	6,229	13,950
Arvind, Ltd.	12,009	5,143
Ashok Leyland, Ltd.	97,225	60,755
Aster DM Healthcare, Ltd. (A)(C)	4,365	7,148
Aurobindo Pharma, Ltd.	33,905	346,037
Axis Bank, Ltd.	125,549	680,277
Bajaj Holdings & Investment, Ltd.	5,412	182,768
Balmer Lawrie & Company, Ltd.	11,041	16,075
Balrampur Chini Mills, Ltd.	23,304	41,928
Bank of Baroda (A)	88,922	57,310
BEML, Ltd.	1,822	15,438
Bharat Electronics, Ltd.	59,808	70,194
Bharat Forge, Ltd.	10,204	42,960
Bharat Heavy Electricals, Ltd.	72,839	34,728
Bharti Airtel, Ltd. (A)	192,758	1,432,632
Bharti Infratel, Ltd.	32,463	95,311
Birla Corp., Ltd.	4,591	35,466
Birlasoft, Ltd.	13,384	15,836
Brigade Enterprises, Ltd.	12,969	23,694
BSE, Ltd.	724	4,260
Cadila Healthcare, Ltd.	22,857	107,072
Canara Bank (A)	9,205	12,303
Ceat, Ltd.	2,623	31,603
Chambal Fertilizers & Chemicals, Ltd.	24,429	45,989
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,178
Cholamandalam Financial Holdings, Ltd.	5,037	20,176
Cipla, Ltd.	35,701	302,977
Container Corp. of India, Ltd.	14,589	80,691
Cyient, Ltd.	5,147	18,882
Dalmia Bharat, Ltd.	2,887	26,075
DB Corp., Ltd.	6,129	6,038
DCB Bank, Ltd. (A)	23,624	23,777
DCM Shriram, Ltd.	10,563	44,411
Dishman Carbogen Amcis, Ltd.	5,361	8,701
DLF, Ltd.	53,266	105,011
Dr. Reddy's Laboratories, Ltd.	13,052	684,579
Edelweiss Financial Services, Ltd.	46,814	38,799
EID Parry India, Ltd. (A)	14,915	54,923
Essel Propack, Ltd.	6,943	16,570
Exide Industries, Ltd.	26,285	51,569
Federal Bank, Ltd.	191,615	129,963
Finolex Industries, Ltd.	5,072	33,511
Firstsource Solutions, Ltd.	16,189	7,646
Fortis Healthcare, Ltd. (A)	61,726	99,357
Future Enterprises, Ltd. (A)	31,677	6,946
GAIL India, Ltd.	196,137	265,717
General Insurance Corp. of India (C)	8,025	15,910
GHCL, Ltd.	6,390	11,698
Glenmark Pharmaceuticals, Ltd.	13,855	82,443
Granules India, Ltd.	24,247	65,183
Grasim Industries, Ltd.	31,544	258,004
Gujarat Alkalies & Chemicals, Ltd.	3,130	13,882
Gujarat Ambuja Exports, Ltd.	7,910	14,966
Gujarat Fluorochemicals, Ltd. (A)	5,323	25,640
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	20,884
Gujarat Pipavav Port, Ltd.	15,449	15,502
Gujarat State Petronet, Ltd.	22,857	66,684
Hero MotoCorp, Ltd.	389	13,167
HFCL, Ltd.	95,724	20,045
HIL, Ltd.	588	9,165
Hindalco Industries, Ltd.	140,404	277,112

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
ICICI Bank, Ltd.	223,707	$1,044,587
ICICI Bank, Ltd., ADR	30,901	287,070
IDFC First Bank, Ltd. (A)	126,067	43,010
IDFC, Ltd.	67,378	16,419
IIFL Finance, Ltd.	38,108	37,299
IIFL Securities, Ltd.	47,890	27,385
IIFL Wealth Management, Ltd.	6,429	87,338
Indiabulls Housing Finance, Ltd.	33,338	91,796
Indiabulls Real Estate, Ltd. (A)	41,734	27,437
Indiabulls Ventures, Ltd.	3,974	6,191
Indian Bank (A)	13,953	11,522
IndusInd Bank, Ltd.	8,509	53,683
Jagran Prakashan, Ltd.	12,700	6,656
JB Chemicals & Pharmaceuticals, Ltd.	3,820	35,771
Jindal Saw, Ltd.	29,627	22,917
Jindal Steel & Power, Ltd. (A)	52,794	114,837
JK Cement, Ltd.	3,406	61,577
JK Tyre & Industries, Ltd.	8,887	7,547
JM Financial, Ltd.	33,116	30,630
JSW Energy, Ltd.	51,942	32,483
JSW Steel, Ltd.	103,888	262,759
Jubilant Life Sciences, Ltd.	11,603	101,537
Just Dial, Ltd. (A)	2,041	10,844
Jyothy Labs, Ltd.	5,194	8,056
Kalpataru Power Transmission, Ltd.	9,196	26,369
Kaveri Seed Company, Ltd.	1,661	12,702
Kiri Industries, Ltd.	2,637	14,550
KPIT Technologies, Ltd.	13,384	11,244
KPR Mill, Ltd.	4,562	29,559
KRBL, Ltd.	2,618	8,568
L&T Finance Holdings, Ltd.	60,193	52,691
Larsen & Toubro, Ltd.	49,161	617,854
Laurus Labs, Ltd. (C)	2,865	19,787
LIC Housing Finance, Ltd.	39,247	138,119
Linde India, Ltd. (A)	5,094	41,328
Lupin, Ltd.	26,705	322,040
Maharashtra Scooters, Ltd.	404	13,390
Maharashtra Seamless, Ltd.	4,212	12,164
Mahindra & Mahindra Financial Services, Ltd.	29,854	66,309
Mahindra & Mahindra, Ltd.	98,732	670,099
Mahindra CIE Automotive, Ltd. (A)	17,673	27,389
Mahindra Lifespace Developers, Ltd.	3,463	9,769
Manappuram Finance, Ltd.	36,072	72,688
Max India, Ltd. (A)(D)	21,707	19,693
MOIL, Ltd.	14,559	27,063
Mphasis, Ltd.	13,286	153,291
MRF, Ltd.	99	88,210
Muthoot Finance, Ltd.	8,091	116,928
National Aluminium Company, Ltd.	86,920	37,040
NCC, Ltd.	25,675	9,925
NIIT, Ltd.	6,884	8,654
Nilkamal, Ltd.	1,287	19,370
NMDC, Ltd.	40,445	43,979
Oberoi Realty, Ltd.	6,103	29,385
Omaxe, Ltd.	5,567	10,428
Persistent Systems, Ltd.	6,511	54,771
Phillips Carbon Black, Ltd.	7,735	9,032
Piramal Enterprises, Ltd.	10,610	190,711
PNB Housing Finance, Ltd. (C)	3,409	9,372
Polyplex Corp., Ltd.	2,563	16,102
Power Finance Corp., Ltd.	90,707	101,782
Prestige Estates Projects, Ltd.	26,933	74,936
Procter & Gamble Health, Ltd. (A)	550	29,567
PTC India, Ltd.	31,315	20,261
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Punjab National Bank (A)	97,317	$44,944
Quess Corp., Ltd. (A)(C)	1,882	9,100
Rain Industries, Ltd.	22,684	22,822
Rajesh Exports, Ltd.	8,931	55,033
Rallis India, Ltd.	9,977	36,085
Ramco Industries, Ltd.	4,270	8,955
Raymond, Ltd. (A)	1,181	4,353
RBL Bank, Ltd. (C)	21,550	49,815
REC, Ltd.	89,160	127,954
Redington India, Ltd.	44,685	52,079
Reliance Industries, Ltd., GDR (C)	161,712	7,474,620
Repco Home Finance, Ltd.	5,371	8,685
Sharda Cropchem, Ltd.	2,311	8,087
Shriram City Union Finance, Ltd.	2,480	21,799
Shriram Transport Finance Company, Ltd.	17,723	162,067
Sobha, Ltd.	5,289	15,979
Somany Home Innovation, Ltd. (A)	8,910	9,207
State Bank of India (A)	109,237	259,649
Steel Authority of India, Ltd.	106,244	43,500
Sterlite Technologies, Ltd.	6,963	10,117
Strides Pharma Science, Ltd.	2,675	14,467
Sun Pharmaceutical Industries, Ltd.	54,244	340,482
Sun TV Network, Ltd.	7,964	42,719
Sunteck Realty, Ltd.	9,376	23,704
TAKE Solutions, Ltd.	7,707	5,072
Tata Chemicals, Ltd.	6,889	28,524
Tata Consumer Products, Ltd.	31,789	163,487
Tata Motors, Ltd. (A)	234,225	308,756
Tata Steel, Ltd.	45,303	198,689
Tech Mahindra, Ltd.	8,219	59,159
Techno Electric & Engineering Company, Ltd. (A)	7,028	18,023
The Anup Engineering, Ltd.	1,153	5,841
The Great Eastern Shipping Company, Ltd.	12,279	34,620
The India Cements, Ltd.	20,619	34,950
The Jammu & Kashmir Bank, Ltd. (A)	55,678	13,375
The Karnataka Bank, Ltd.	7,142	3,953
The Karur Vysya Bank, Ltd.	24,026	10,763
The South Indian Bank, Ltd.	134,442	14,390
Transport Corp. of India, Ltd.	3,182	7,148
Trident, Ltd.	171,050	15,880
Tube Investments of India, Ltd.	3,266	19,221
TV18 Broadcast, Ltd. (A)	95,709	42,897
Uflex, Ltd.	7,789	21,567
Unichem Laboratories, Ltd.	6,860	16,037
UPL, Ltd. (A)	31,035	175,748
Vardhman Textiles, Ltd.	3,223	28,044
Vedanta, Ltd., ADR	72,140	404,705
Vodafone Idea, Ltd. (A)	803,348	112,599
Welspun Corp., Ltd.	14,025	15,050
Welspun Enterprises, Ltd.	9,451	8,006
Welspun India, Ltd.	12,315	6,096
Wipro, Ltd.	183,166	534,805
Wockhardt, Ltd. (A)	4,216	15,676
Yes Bank, Ltd. (A)	196,614	67,659
Zee Entertainment Enterprises, Ltd.	73,055	166,156
		24,173,891
Indonesia - 1.7%
Adaro Energy Tbk PT	1,772,000	124,666
Adhi Karya Persero Tbk PT	235,600	10,144
AKR Corporindo Tbk PT	49,400	8,845
Alam Sutera Realty Tbk PT (A)	2,635,100	23,919
Aneka Tambang Tbk PT	938,306	40,052
Asahimas Flat Glass Tbk PT	62,500	14,532
Astra Agro Lestari Tbk PT	74,455	43,253

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Astra International Tbk PT	669,200	$226,349
Astrindo Nusantara Infrastructure Tbk PT (A)	8,664,700	30,328
Bakrie Telecom Tbk PT (A)(D)	17,557,300	30,727
Bank Danamon Indonesia Tbk PT	132,094	25,024
Bank Mandiri Persero Tbk PT	1,826,840	634,334
Bank Negara Indonesia Persero Tbk PT	831,281	268,590
Bank Pan Indonesia Tbk PT (A)	695,197	39,965
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	284,100	15,172
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	21,929
Bank Tabungan Negara Persero Tbk PT	376,361	33,146
Barito Pacific Tbk PT (A)	1,502,000	122,907
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	6,590
BISI International Tbk PT (A)	290,800	16,804
Blue Bird Tbk PT (A)	5,500	420
Bukit Asam Tbk PT	380,100	54,319
Bumi Serpong Damai Tbk PT (A)	499,400	26,110
Ciputra Development Tbk PT	1,696,244	73,131
Delta Dunia Makmur Tbk PT (A)	610,700	5,855
Elnusa Tbk PT (A)	742,600	11,520
Erajaya Swasembada Tbk PT (A)	222,700	19,689
Garuda Indonesia Persero Tbk PT (A)	578,500	9,989
Global Mediacom Tbk PT (A)	1,591,800	20,684
Indah Kiat Pulp & Paper Corp. Tbk PT	298,900	126,098
Indika Energy Tbk PT	225,300	10,690
Indo Tambangraya Megah Tbk PT	34,600	17,335
Indofood Sukses Makmur Tbk PT (A)	483,100	221,840
Intiland Development Tbk PT (A)	1,316,300	17,299
Japfa Comfeed Indonesia Tbk PT	499,770	41,822
Jaya Real Property Tbk PT (A)	215,500	6,171
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	23,967
Krakatau Steel Persero Tbk PT (A)	540,000	10,454
Lippo Karawaci Tbk PT (A)	5,991,748	71,881
Malindo Feedmill Tbk PT (A)	128,500	5,326
Medco Energi Internasional Tbk PT (A)	853,233	27,366
Media Nusantara Citra Tbk PT	718,600	45,777
Pabrik Kertas Tjiwi Kimia Tbk PT	70,100	25,551
Paninvest Tbk PT (A)	116,800	6,164
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (A)	318,000	18,639
PP Persero Tbk PT	292,600	18,003
Salim Ivomas Pratama Tbk PT (A)	670,100	11,957
Sampoerna Agro Tbk PT (A)	260,500	37,903
Sentul City Tbk PT (A)	3,615,400	12,669
Siloam International Hospitals Tbk PT (A)	36,900	13,510
Sri Rejeki Isman Tbk PT (A)	1,260,900	16,724
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	1,428,300	11,338
Timah Tbk PT (A)	721,660	30,356
Trias Sentosa Tbk PT	1,032,800	27,715
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	18,966
United Tractors Tbk PT	202,200	235,283
Vale Indonesia Tbk PT (A)	224,100	44,534
Visi Media Asia Tbk PT (A)	2,030,800	7,114
Waskita Beton Precast Tbk PT	1,406,800	19,425
Waskita Karya Persero Tbk PT	533,700	26,760
Wijaya Karya Persero Tbk PT	349,400	29,519
XL Axiata Tbk PT	403,300	78,722
		3,275,871
Malaysia - 2.1%
Aeon Company M BHD	28,600	6,771
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
AFFIN Bank BHD (A)	121,074	$44,674
AirAsia Group BHD	217,600	44,975
Alliance Bank Malaysia BHD	129,100	65,980
AMMB Holdings BHD	204,262	148,850
Batu Kawan BHD	3,100	10,501
Berjaya Assets BHD (A)	77,400	5,428
Berjaya Corp. BHD (A)	422,593	18,724
Berjaya Land BHD (A)	244,400	9,723
BIMB Holdings BHD	25,400	20,319
Boustead Holdings BHD (A)	116,088	16,533
Cahya Mata Sarawak BHD	52,100	19,155
CIMB Group Holdings BHD	594,423	495,890
Cypark Resources BHD (A)	54,200	12,550
DRB-Hicom BHD	93,400	37,615
Eastern & Oriental BHD	96,737	9,008
Eco World Development Group BHD (A)	84,300	8,254
Ekovest BHD (B)	146,600	17,674
FGV Holdings BHD	198,000	46,291
Gamuda BHD	99,430	84,955
Genting BHD	204,300	196,774
Genting Malaysia BHD	247,000	146,903
HAP Seng Consolidated BHD	22,720	46,784
Hengyuan Refining Company BHD (A)	28,800	23,604
HeveaBoard BHD	105,300	9,404
Hong Leong Financial Group BHD	33,099	101,843
IJM Corp. BHD	264,060	112,275
Insas BHD	88,369	13,303
JAKS Resources BHD (A)	68,100	13,827
Jaya Tiasa Holdings BHD (A)	58,826	6,800
Keck Seng Malaysia BHD	11,300	9,832
KSL Holdings BHD (A)	63,900	8,939
Land & General BHD	437,820	8,806
Lotte Chemical Titan Holding BHD (C)	29,800	12,508
Magnum BHD	131,400	67,705
Mah Sing Group BHD	268,700	33,558
Malayan Banking BHD	331,537	582,544
Malaysia Airports Holdings BHD	36,700	46,871
Malaysia Building Society BHD	174,766	25,431
Malaysian Resources Corp. BHD	202,400	22,397
Matrix Concepts Holdings BHD	17,400	7,363
MBM Resources BHD	11,400	8,688
Mega First Corp. BHD (A)	2,500	3,686
MISC BHD	106,200	190,253
MKH BHD	49,230	12,923
MMC Corp. BHD	68,600	11,801
MNRB Holdings BHD	36,891	6,311
Muhibbah Engineering (M) BHD	69,300	15,274
Oriental Holdings BHD	44,420	58,698
OSK Holdings BHD	212,897	40,153
Petron Malaysia Refining & Marketing BHD	19,300	18,147
Pos Malaysia BHD	30,900	6,780
PPB Group BHD	30,500	126,940
RHB Bank BHD	140,789	157,810
Sapura Energy BHD (A)(B)	1,155,500	26,311
Sime Darby BHD	307,400	154,988
Sime Darby Property BHD	271,300	43,202
SP Setia BHD Group	173,900	34,597
Sunway BHD	140,407	45,066
Ta Ann Holdings BHD	50,348	27,912
TA Global BHD (A)	126,500	7,102
Tan Chong Motor Holdings BHD	6,300	1,614
TIME dotCom BHD	7,900	20,086
Tropicana Corp. BHD (A)	154,431	31,719
UEM Edgenta BHD	32,900	14,940

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
UEM Sunrise BHD (A)	372,300	$38,166
UMW Holdings BHD	48,800	29,308
United Malacca BHD	11,900	13,064
UOA Development BHD (A)	97,700	42,287
Velesto Energy BHD (A)	428,800	14,862
Vivocom International Holdings BHD (A)	1,011,666	7,083
Wah Seong Corp. BHD	1,708	202
WCT Holdings BHD (A)	190,652	21,698
YNH Property BHD (A)	34,619	22,420
YTL Corp. BHD	640,114	124,514
		3,999,946
Mexico - 2.3%
Alfa SAB de CV, Class A (B)	431,015	242,094
Alpek SAB de CV (B)	49,200	37,460
Arca Continental SAB de CV (B)	31,287	137,347
Banco del Bajio SA (A)(C)	80,257	68,718
Cemex SAB de CV	1,109,474	312,793
Coca-Cola Femsa SAB de CV	23,422	102,230
Consorcio ARA SAB de CV (B)	25,993	2,850
Corp. Actinver SAB de CV	16,024	6,414
Credito Real SAB de CV (A)(B)	47,738	24,882
El Puerto de Liverpool SAB de CV, Series C1	13,794	33,908
Gentera SAB de CV	115,192	55,981
Grupo Aeromexico SAB de CV (A)	36,410	9,220
Grupo Carso SAB de CV, Series A1	34,769	67,361
Grupo Cementos de Chihuahua SAB de CV	14,906	63,095
Grupo Comercial Chedraui SA de CV	42,589	50,345
Grupo Elektra SAB de CV	2,552	139,900
Grupo Famsa SAB de CV, Class A (A)	38,394	1,971
Grupo Financiero Banorte SAB de CV, Series O (A)	183,982	636,607
Grupo Financiero Inbursa SAB de CV, Series O (A)	182,650	126,908
Grupo Industrial Saltillo SAB de CV (A)	49,634	36,063
Grupo KUO SAB de CV, Series B	51,692	105,703
Grupo Mexico SAB de CV, Series B	390,404	907,028
Grupo Pochteca SAB de CV (A)	9,600	2,468
Grupo Sanborns SAB de CV	135,592	117,986
Grupo Sports World SAB de CV (A)	9,300	5,179
Grupo Televisa SAB (A)(B)	202,588	212,685
Industrias Bachoco SAB de CV, Series B	14,121	41,175
Industrias CH SAB de CV, Series B	23,873	89,480
Industrias Penoles SAB de CV (B)	12,262	125,952
Minera Frisco SAB de CV, Series A1 (A)(B)	70,737	9,848
Minera Frisco SAB de CV, Series A2 (A)	41,686	3,627
Nemak SAB de CV (B)(C)	122,637	25,611
Orbia Advance Corp. SAB de CV	82,670	122,182
Organizacion Cultiba SAB de CV (A)	67,503	41,116
Organizacion Soriana SAB de CV, Series B	342,081	267,896
Promotora y Operadora de Infraestructura SAB de CV (A)	11,492	82,993
Promotora y Operadora de Infraestructura SAB de CV, L Shares (A)	3,141	15,015
Unifin Financiera SAB de CV (A)	21,575	16,155
Vitro SAB de CV, Series A (A)	6,357	6,912
		4,355,158
Philippines - 1.2%
Alliance Global Group, Inc. (A)	382,700	52,464
Altus Property Ventures, Inc. (A)	11,509	9,609
Ayala Corp.	13,690	214,885
Bank of the Philippine Islands	74,260	107,603
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
BDO Unibank, Inc.	154,227	$304,332
Cebu Air, Inc. (A)	27,720	22,117
China Banking Corp.	75,528	31,883
Cosco Capital, Inc.	388,900	39,439
DMCI Holdings, Inc.	144,200	11,915
East West Banking Corp. (A)	74,300	10,969
EEI Corp. (A)	43,000	4,335
Filinvest Development Corp.	119,475	18,950
Filinvest Land, Inc. (A)	937,500	18,667
First Philippine Holdings Corp.	37,430	45,994
Global Ferronickel Holdings, Inc. (A)	283,424	4,902
GT Capital Holdings, Inc.	4,619	42,396
JG Summit Holdings, Inc.	271,920	354,928
LT Group, Inc.	159,800	25,777
Megaworld Corp.	839,700	51,651
Metropolitan Bank & Trust Company	130,973	97,843
Nickel Asia Corp.	533,320	19,556
Petron Corp.	505,400	31,475
Philex Mining Corp.	161,300	8,628
Philippine National Bank (A)	65,310	26,323
Philtown Properties, Inc. (A)(D)	3,844	119
Phoenix Petroleum Philippines, Inc.	22,200	5,102
Premium Leisure Corp.	815,000	5,183
RFM Corp.	133,500	11,551
Rizal Commercial Banking Corp.	62,703	21,348
Robinsons Land Corp.	474,668	167,541
Robinsons Retail Holdings, Inc.	16,680	21,746
San Miguel Corp.	75,250	151,343
Security Bank Corp.	15,410	32,063
Top Frontier Investment Holdings, Inc. (A)	58,734	152,806
Union Bank of the Philippines	43,950	48,080
Vista Land & Lifescapes, Inc.	763,000	56,681
		2,230,204
Poland - 0.8%
Alior Bank SA (A)	8,706	35,870
Amica SA (A)	769	23,915
Bank Millennium SA (A)	57,979	44,645
Boryszew SA (A)	12,781	11,414
Ciech SA (A)	2,826	22,936
Develia SA	22,340	10,994
Enea SA (A)	24,198	44,084
Grupa Azoty SA (A)	4,728	36,797
Grupa Lotos SA	4,036	61,521
Jastrzebska Spolka Weglowa SA	2,583	12,366
KGHM Polska Miedz SA (A)	15,387	357,523
Lubelski Wegiel Bogdanka SA	2,164	12,148
mBank SA (A)	914	53,443
PGE Polska Grupa Energetyczna SA (A)	63,994	111,897
PKP Cargo SA	5,709	19,874
Polski Koncern Naftowy ORLEN SA	30,903	491,096
Powszechna Kasa Oszczednosci Bank Polski SA	12,049	70,165
Stalexport Autostrady SA	15,820	11,183
Tauron Polska Energia SA (A)(B)	106,161	63,910
		1,495,781
Russia - 1.8%
Gazprom PJSC, ADR	220,287	1,189,535
LUKOIL PJSC, ADR (London Stock Exchange)	24,056	1,788,183
Rosneft Oil Company PJSC, GDR	48,848	245,496
RusHydro PJSC, ADR	74,896	73,613
VTB Bank PJSC, GDR (A)	86,297	80,537
		3,377,364

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa - 4.5%
Absa Group, Ltd.	60,771	$300,016
AECI, Ltd.	18,530	82,354
African Oxygen, Ltd.	7,992	8,085
African Rainbow Minerals, Ltd.	14,542	142,383
Alexander Forbes Group Holdings, Ltd.	120,790	33,185
Allied Electronics Corp., Ltd., A Shares	11,825	13,793
Alviva Holdings, Ltd.	22,754	8,773
AngloGold Ashanti, Ltd.	33,638	989,704
Aspen Pharmacare Holdings, Ltd. (A)	28,458	236,380
Astral Foods, Ltd.	4,628	39,073
Balwin Properties, Ltd.	6,271	976
Barloworld, Ltd.	29,177	116,310
Blue Label Telecoms, Ltd. (A)	44,582	6,726
Caxton & CTP Publishers & Printers, Ltd.	19,879	4,705
DataTec, Ltd.	17,642	27,050
Discovery, Ltd.	31,320	189,202
Distell Group Holdings, Ltd.	3,034	13,363
Exxaro Resources, Ltd.	24,309	183,485
FirstRand, Ltd.	137,017	301,312
Gold Fields, Ltd., ADR	115,161	1,082,513
Grindrod, Ltd.	84,437	14,877
Harmony Gold Mining Company, Ltd. (A)	10,790	45,115
Hudaco Industries, Ltd.	5,065	21,327
Impala Platinum Holdings, Ltd.	47,215	317,973
Imperial Logistics, Ltd.	19,928	45,110
Investec, Ltd.	25,084	50,111
KAP Industrial Holdings, Ltd.	382,818	55,168
Lewis Group, Ltd.	14,408	10,730
Liberty Holdings, Ltd.	18,643	71,407
Life Healthcare Group Holdings, Ltd.	120,405	115,985
Long4Life, Ltd. (A)	31,563	5,658
Massmart Holdings, Ltd. (A)	9,208	12,216
Metair Investments, Ltd.	28,785	29,951
Momentum Metropolitan Holdings	153,821	156,537
Motus Holdings, Ltd.	14,065	24,932
Mpact, Ltd.	23,460	14,236
MTN Group, Ltd.	206,982	633,911
Murray & Roberts Holdings, Ltd.	60,191	17,328
Nampak, Ltd. (A)	106,426	7,973
Nedbank Group, Ltd.	39,121	229,382
Ninety One, Ltd. (A)	12,542	31,759
Novus Holdings, Ltd.	30,686	1,996
Oceana Group, Ltd.	2,614	10,746
Old Mutual, Ltd.	238,727	166,391
Omnia Holdings, Ltd. (A)	32,706	52,619
Pepkor Holdings, Ltd. (C)	42,396	26,839
Peregrine Holdings, Ltd.	27,974	31,663
PPC, Ltd. (A)	168,790	9,743
Raubex Group, Ltd.	31,032	39,567
RCL Foods, Ltd.	35,643	18,091
Reunert, Ltd.	22,587	44,466
Sanlam, Ltd.	25,489	86,706
Sappi, Ltd. (A)	61,862	96,751
Sasol, Ltd. (A)	39,640	304,387
Sibanye Stillwater, Ltd. (A)	294,517	639,476
Standard Bank Group, Ltd.	130,201	785,923
Steinhoff International Holdings NV (A)	385,867	22,765
Super Group, Ltd. (A)	49,845	46,009
Telkom SA SOC, Ltd.	37,622	64,533
The Bidvest Group, Ltd.	15,088	123,794
The Foschini Group, Ltd.	21,973	81,673
Tiger Brands, Ltd.	12,335	126,922
Tongaat Hulett, Ltd. (A)	15,397	4,822
Trencor, Ltd.	40,666	12,207
Truworths International, Ltd.	34,386	67,385
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Tsogo Sun Gaming, Ltd.	58,771	$14,982
Wilson Bayly Holmes-Ovcon, Ltd.	9,168	53,436
		8,624,966
South Korea - 14.0%
Aekyung Petrochemical Company, Ltd.	2,084	11,270
AJ Networks Company, Ltd.	2,832	6,775
AK Holdings, Inc.	743	11,644
Asia Cement Company, Ltd.	32	1,450
ASIA Holdings Company, Ltd.	241	14,058
Autech Corp.	2,390	21,819
BNK Financial Group, Inc.	33,829	142,097
Bookook Securities Company, Ltd.	501	7,720
Busan City Gas Company, Ltd.	58	1,739
Chongkundang Holdings Corp.	206	20,679
Chosun Refractories Company, Ltd.	338	20,220
CJ CheilJedang Corp.	1,034	282,329
CJ Corp.	2,236	161,561
CJ Freshway Corp.	575	7,370
CJ Logistics Corp. (A)	930	122,579
CKD Bio Corp.	797	26,327
Cosmax BTI, Inc.	798	11,520
D.I. Corp.	4,680	15,793
Dae Dong Industrial Company, Ltd.	3,364	17,176
Dae Han Flour Mills Company, Ltd.	232	31,978
Dae Won Kang Up Company, Ltd.	4,385	11,241
Daelim Industrial Company, Ltd.	3,627	249,495
Daesang Corp.	2,028	43,984
Daesang Holdings Company, Ltd.	2,310	15,681
Daewoo Engineering & Construction Company, Ltd. (A)	24,993	71,728
Daewoong Company, Ltd.	1,036	23,636
Dahaam E-Tec Company, Ltd. (A)	2,630	58,051
Daihan Pharmaceutical Company, Ltd.	563	13,736
Daishin Securities Company, Ltd.	3,901	31,582
Daou Data Corp.	1,778	18,719
Daou Technology, Inc.	3,359	56,100
DB Financial Investment Company, Ltd.	7,633	20,302
DB Insurance Company, Ltd.	6,909	247,796
DB, Inc. (A)	19,825	11,537
Deutsch Motors, Inc. (A)	3,827	20,138
DGB Financial Group, Inc.	22,082	94,954
DHP Korea Company, Ltd.	2,213	14,659
DI Dong Il Corp.	211	11,869
Dongkuk Industries Company, Ltd.	8,476	18,093
Dongkuk Steel Mill Company, Ltd. (A)	6,404	28,478
Dongwha Enterprise Company, Ltd.	1,327	37,192
Dongwon Development Company, Ltd.	9,567	26,260
Dongwon F&B Company, Ltd.	122	18,253
Dongwon Industries Company, Ltd.	176	29,446
Doosan Bobcat, Inc.	4,079	90,726
Doosan Company, Ltd.	554	17,684
Doosan Fuel Cell Company, Ltd. (A)	1,854	50,303
Doosan Heavy Industries & Construction Company, Ltd. (A)	20,559	83,702
Doosan Infracore Company, Ltd. (A)	22,297	136,159
Doosan Solus Company, Ltd. (A)	1,022	28,758
DTR Automotive Corp.	1,179	24,311
e Tec E&C, Ltd.	188	11,117
Easy Bio, Inc.	3,872	16,297
Easy Bio, Inc. (A)	159	6,874
E-MART, Inc.	2,003	177,106
EM-Tech Company, Ltd. (A)	1,579	17,875
Eugene Corp.	6,888	20,988
Eugene Investment & Securities Company, Ltd.	11,471	27,434

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Eusu Holdings Company, Ltd. (A)	1,407	$7,125
Farmsco	2,687	13,524
GS Engineering & Construction Corp.	8,550	176,036
GS Global Corp. (A)	7,813	10,760
GS Holdings Corp.	7,652	231,781
GS Home Shopping, Inc.	370	33,766
GS Retail Company, Ltd.	933	28,510
Gwangju Shinsegae Company, Ltd.	152	17,315
Halla Holdings Corp.	1,446	32,370
Hana Financial Group, Inc.	35,399	805,057
Hana Micron, Inc.	4,519	17,533
Handsome Company, Ltd.	1,545	45,306
Hanil Cement Company, Ltd.	609	41,428
Hanil Holdings Company, Ltd.	595	22,812
Hanjin Transportation Company, Ltd.	878	32,421
Hankook Tire & Technology Company, Ltd.	9,820	203,237
Hansae Company, Ltd.	2,265	20,080
Hanshin Construction Company, Ltd.	1,844	17,715
Hansol Holdings Company, Ltd. (A)	5,241	13,202
Hansol Paper Company, Ltd.	2,920	34,173
Hansol Technics Company, Ltd. (A)	3,325	19,554
Hanwha Aerospace Company, Ltd. (A)	2,248	46,336
Hanwha Corp.	5,442	101,632
Hanwha General Insurance Company, Ltd. (A)	5,427	11,799
Hanwha Investment & Securities Company, Ltd. (A)	15,071	20,956
Hanwha Life Insurance Company, Ltd.	43,282	49,646
Hanwha Solutions Corp.	11,907	193,314
Harim Holdings Company, Ltd.	5,472	30,867
HDC Holdings Company, Ltd.	6,598	46,653
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	6,321	11,771
Hitejinro Holdings Company, Ltd.	995	18,054
Huchems Fine Chemical Corp.	1,199	15,974
Huvis Corp.	3,715	20,525
Huvitz Company, Ltd.	1,341	7,730
Hyosung Advanced Materials Corp. (A)	154	14,794
Hyosung Corp.	1,204	63,263
Hyosung Heavy Industries Corp. (A)	1,359	33,080
Hyundai Construction Equipment Company, Ltd. (A)	2,494	46,092
Hyundai Corp.	1,339	14,833
Hyundai Corp. Holdings, Inc.	1,811	14,382
Hyundai Department Store Company, Ltd.	1,847	86,909
Hyundai Electric & Energy System Company, Ltd. (A)	3,875	25,783
Hyundai Engineering & Construction Company, Ltd.	7,065	195,709
Hyundai Glovis Company, Ltd.	2,273	193,246
Hyundai Greenfood Company, Ltd.	5,234	33,808
Hyundai Heavy Industries Holdings Company, Ltd.	1,072	221,241
Hyundai Home Shopping Network Corp.	652	34,954
Hyundai Hy Communications & Network Company, Ltd.	8,894	31,895
Hyundai Livart Furniture Company, Ltd.	1,327	18,836
Hyundai Marine & Fire Insurance Company, Ltd.	8,489	162,959
Hyundai Mipo Dockyard Company, Ltd.	3,528	92,705
Hyundai Mobis Company, Ltd.	5,175	830,687
Hyundai Motor Company	12,189	1,001,246
Hyundai Motor Securities Company, Ltd.	3,480	24,222
Hyundai Steel Company	9,128	157,860
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Wia Corp.	2,177	$63,381
Industrial Bank of Korea	32,555	221,217
Interpark Holdings Corp.	5,387	10,360
INTOPS Company, Ltd.	1,374	12,762
Iones Company, Ltd. (A)	2,017	11,920
IS Dongseo Company, Ltd.	1,589	37,424
Jahwa Electronics Company, Ltd. (A)	2,057	11,219
JB Financial Group Company, Ltd.	25,449	100,917
Jeil Savings Bank (A)(D)	1,820	0
Jusung Engineering Company, Ltd.	6,340	29,822
KAON Media Company, Ltd.	3,151	14,854
KB Financial Group, Inc.	5,839	165,300
KB Financial Group, Inc., ADR	39,288	1,092,992
KC Company, Ltd.	1,496	23,624
KCC Corp.	347	38,625
KCC Glass Corp. (A)	326	8,952
Kia Motors Corp.	30,570	826,080
KISCO Corp.	4,131	15,298
KISCO Holdings Company, Ltd.	1,536	14,444
KISWIRE, Ltd.	1,351	17,260
KIWOOM Securities Company, Ltd.	1,432	104,696
Kolmar Korea Holdings Company, Ltd.	1,323	24,368
Kolon Corp.	898	13,451
Kolon Industries, Inc.	2,219	59,631
Korea Asset In Trust Company, Ltd.	9,060	21,302
Korea Autoglass Corp.	1,289	14,494
Korea Electric Terminal Company, Ltd.	561	14,994
Korea Investment Holdings Company, Ltd.	5,594	209,725
Korea Line Corp. (A)	2,569	37,084
Korea Petrochemical Industrial Company, Ltd.	441	41,807
Korea Real Estate Investment & Trust Company, Ltd.	14,635	20,793
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	3,532	260,000
Korea Zinc Company, Ltd.	845	236,765
Korean Air Lines Company, Ltd. (A)	6,344	93,012
Korean Reinsurance Company	9,470	58,240
Kortek Corp.	1,806	13,479
KPX Chemical Company, Ltd.	660	26,556
KSS LINE, Ltd.	3,562	23,323
KT Skylife Company, Ltd.	1,768	11,701
KTB Investment & Securities Company, Ltd.	8,806	16,562
Kukdo Chemical Company, Ltd.	308	8,816
Kumho Petrochemical Company, Ltd.	2,132	133,334
Kumho Tire Company, Inc. (A)	7,054	17,754
Kyeryong Construction Industrial Company, Ltd.	1,547	19,783
LF Corp.	2,312	23,927
LG Corp.	8,426	502,874
LG Display Company, Ltd., ADR (A)	74,964	362,076
LG Electronics, Inc.	16,836	892,236
LG Hausys, Ltd.	659	35,487
LG HelloVision Company, Ltd.	3,836	12,833
LG International Corp.	2,902	37,857
LG Uplus Corp.	18,651	190,599
Lotte Chemical Corp.	1,701	237,727
Lotte Chilsung Beverage Company, Ltd.	305	25,990
Lotte Corp.	2,012	53,210
LOTTE Fine Chemical Company, Ltd.	1,849	53,369
Lotte Food Company, Ltd.	34	9,978
LOTTE Himart Company, Ltd.	1,006	32,384
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	7,515

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Lotte Shopping Company, Ltd.	1,153	$77,059
LS Corp.	1,793	52,308
LS Industrial Systems Company, Ltd.	2,098	84,498
Mando Corp.	4,424	83,230
Meritz Financial Group, Inc.	4,707	36,863
Meritz Fire & Marine Insurance Company, Ltd.	7,460	79,062
Meritz Securities Company, Ltd.	47,395	120,531
Mirae Asset Daewoo Company, Ltd.	33,985	190,658
Mirae Asset Life Insurance Company, Ltd.	15,142	33,507
MK Electron Company, Ltd.	4,085	26,039
Muhak Company, Ltd. (A)	2,080	9,237
Namyang Dairy Products Company, Ltd.	58	13,716
Nexen Corp.	3,733	12,160
Nexen Tire Corp.	6,465	28,814
NH Investment & Securities Company, Ltd.	15,498	107,816
NHN Corp. (A)	941	65,037
Nong Shim Holdings Company, Ltd.	402	27,778
NongShim Company, Ltd.	255	77,713
NS Shopping Company, Ltd.	1,078	11,657
OCI Company, Ltd. (A)	1,606	49,857
Orion Holdings Corp.	2,756	30,625
Paik Kwang Industrial Company, Ltd.	8,300	18,137
Pan Ocean Company, Ltd. (A)	26,446	84,459
Paradise Company, Ltd.	2,760	31,013
Poonglim Industrial Company, Ltd. (A)(D)	189	13
Poongsan Corp.	2,423	44,498
Poongsan Holdings Corp.	753	16,860
POSCO	8,604	1,253,229
Posco International Corp.	5,969	69,649
Power Logics Company, Ltd.	4,827	28,585
Protec Company, Ltd.	1,723	29,185
Rayence Company, Ltd.	1,351	12,482
S&T Dynamics Company, Ltd.	2,942	12,464
S&T Holdings Company, Ltd.	1,460	18,668
S&T Motiv Company, Ltd.	1,396	44,486
Sajo Industries Company, Ltd.	611	13,215
Sam Young Electronics Company, Ltd.	938	5,595
Sambo Motors Company, Ltd. (A)	2,520	8,712
Samho Development Company, Ltd.	4,213	15,167
Sammok S-Form Company, Ltd.	1,315	8,505
SAMPYO Cement Company, Ltd.	4,134	11,086
Samsung C&T Corp.	4,883	475,004
Samsung Card Company, Ltd.	3,308	75,603
Samsung Electronics Company, Ltd.	48,388	2,142,022
Samsung Electronics Company, Ltd., GDR	130	142,118
Samsung Fire & Marine Insurance Company, Ltd.	3,605	530,023
Samsung Heavy Industries Company, Ltd. (A)	37,701	188,769
Samsung Life Insurance Company, Ltd.	6,890	259,052
Samsung Securities Company, Ltd.	6,247	138,105
SAMT Company, Ltd.	11,604	20,243
Samyang Corp.	258	8,613
Samyang Holdings Corp.	535	25,420
Sangsangin Company, Ltd.	7,001	36,061
Sebang Company, Ltd.	1,153	9,853
Sebang Global Battery Company, Ltd.	921	23,503
Sejong Industrial Company, Ltd.	1,547	6,845
Shindaeyang Paper Company, Ltd.	267	12,025
Shinhan Financial Group Company, Ltd.	2,494	60,271
Shinhan Financial Group Company, Ltd., ADR (B)	53,321	1,282,903
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Shinsegae Engineering & Construction Company, Ltd.	621	$10,204
Shinsegae Food Company, Ltd.	268	11,664
Shinsegae Information & Communication Company, Ltd.	294	29,498
Shinsegae, Inc.	994	184,063
Shinwha Intertek Corp.	4,441	9,757
Shinyoung Securities Company, Ltd.	970	34,464
Silla Company, Ltd.	1,581	12,816
Sindoh Company, Ltd.	1,086	22,126
SK Chemicals Company, Ltd.	1,133	121,796
SK Discovery Company, Ltd.	1,496	49,108
SK Gas, Ltd.	602	37,254
SK Holdings Company, Ltd.	2,806	682,426
SK Innovation Company, Ltd.	5,292	585,037
SK Networks Company, Ltd.	21,423	85,051
SK Securities Company, Ltd.	27,076	19,851
SKC Company, Ltd.	2,651	135,721
SL Corp. (D)	1,618	18,563
S-Oil Corp.	265	14,128
Spigen Korea Company, Ltd.	448	23,351
Ssangyong Motor Company (A)	4,060	10,968
Sungshin Cement Company, Ltd.	3,637	18,889
Sungwoo Hitech Company, Ltd.	2,984	6,893
Sunjin Company, Ltd.	2,276	18,564
Taekwang Industrial Company, Ltd.	65	37,700
Taeyoung Engineering & Construction Company, Ltd.	4,388	57,464
Telechips, Inc.	2,964	18,955
Tongyang Life Insurance Company, Ltd.	7,644	18,625
Tovis Company, Ltd.	1,305	7,273
TS Corp.	1,273	20,933
Unid Company, Ltd.	746	26,179
WiSoL Company, Ltd.	2,088	23,004
Wonik Holdings Company, Ltd. (A)	5,948	22,595
Woori Financial Group, Inc.	63,343	466,904
Young Poong Corp.	51	19,705
Youngone Corp.	3,192	68,111
Youngone Holdings Company, Ltd.	920	29,691
Yuanta Securities Korea Company, Ltd. (A)	11,703	25,730
Zeus Company, Ltd.	1,798	19,513
		26,577,197
Taiwan - 17.8%
Acer, Inc.	256,452	156,311
ACES Electronic Company, Ltd.	18,000	17,259
Advanced International Multitech Company, Ltd.	13,000	13,750
Advancetek Enterprise Company, Ltd.	35,186	20,946
AGV Products Corp. (A)	87,716	22,704
Allis Electric Company, Ltd.	36,050	27,274
Alpha Networks, Inc.	35,000	32,666
AmTRAN Technology Company, Ltd. (A)	53,000	14,488
Apacer Technology, Inc.	11,000	16,279
APCB, Inc.	37,000	28,410
Apex International Company, Ltd.	7,000	16,476
Ardentec Corp.	45,000	48,908
ASE Technology Holding Company, Ltd.	214,000	492,844
Asia Cement Corp. (B)	265,805	394,214
Asia Polymer Corp.	47,253	30,765
Asia Tech Image, Inc.	12,000	23,313
Asia Vital Components Company, Ltd.	48,328	68,928
Asustek Computer, Inc.	68,000	499,622
Audix Corp.	21,000	29,458
AVY Precision Technology, Inc.	24,498	20,946
BES Engineering Corp.	227,700	54,984

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Capital Securities Corp.	327,403	$115,075
Career Technology MFG. Company, Ltd.	60,000	62,816
Casetek Holdings, Ltd.	22,000	49,333
Catcher Technology Company, Ltd.	96,000	727,505
Cathay Financial Holding Company, Ltd.	952,423	1,354,808
Cathay Real Estate Development Company, Ltd.	46,400	31,320
Central Reinsurance Company, Ltd.	31,500	19,972
Champion Building Materials Company, Ltd. (A)	65,132	11,929
Chang Hwa Commercial Bank, Ltd.	463,394	304,884
Channel Well Technology Company, Ltd.	16,000	14,978
CHC Healthcare Group	21,000	31,531
Chen Full International Company, Ltd.	15,000	19,783
Cheng Loong Corp.	68,320	54,088
Cheng Uei Precision Industry Company, Ltd.	56,629	77,189
Chilisin Electronics Corp.	24,000	73,798
China Airlines, Ltd.	264,910	73,968
China Bills Finance Corp.	145,000	75,586
China Chemical & Pharmaceutical Company, Ltd.	34,000	29,306
China Development Financial Holding Corp.	1,043,208	335,460
China General Plastics Corp.	34,000	21,932
China Life Insurance Company, Ltd.	282,719	210,041
China Man-Made Fiber Corp.	171,552	38,885
China Metal Products Company, Ltd.	42,513	40,133
China Motor Corp.	30,250	37,878
China Petrochemical Development Corp. (A)	275,677	77,922
China Steel Corp.	1,809,180	1,274,086
China Wire & Cable Company, Ltd.	26,380	24,598
Chin-Poon Industrial Company, Ltd.	43,571	39,351
Chipbond Technology Corp. (B)	80,000	175,565
ChipMOS Technologies, Inc.	66,938	77,094
Chong Hong Construction Company, Ltd.	10,000	29,526
Chun Yuan Steel Industry Company, Ltd.	50,874	17,190
Chung Hung Steel Corp.	38,625	10,898
Chung Hwa Pulp Corp.	108,977	33,243
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	43,783
CMC Magnetics Corp. (A)	152,470	38,261
Compal Electronics, Inc. (B)	523,000	342,330
Compeq Manufacturing Company, Ltd.	111,000	181,174
Continental Holdings Corp.	74,050	32,453
Coretronic Corp.	53,000	57,584
CTBC Financial Holding Company, Ltd.	2,343,348	1,624,030
DA CIN Construction Company, Ltd.	20,000	15,376
Darfon Electronics Corp.	16,000	20,632
Darwin Precisions Corp.	37,000	13,385
Delpha Construction Company, Ltd.	2,261	1,311
Depo Auto Parts Industrial Company, Ltd.	21,000	36,521
Dynamic Electronics Company, Ltd. (A)	74,633	44,431
Dynapack International Technology Corp.	10,000	25,961
E Ink Holdings, Inc.	76,000	105,538
E.Sun Financial Holding Company, Ltd.	71,002	67,254
Edom Technology Company, Ltd.	34,000	20,749
Elite Semiconductor Memory Technology, Inc.	35,000	46,179
Elitegroup Computer Systems Company, Ltd. (A)	65,104	26,245
EnTie Commercial Bank Company, Ltd.	103,000	49,932
Epistar Corp. (A)	19,312	24,296
Eson Precision Ind Company, Ltd.	12,000	13,206
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Eternal Materials Company, Ltd.	12,000	$12,729
Eva Airways Corp.	287,725	109,947
Everest Textile Company, Ltd. (A)	98,085	35,127
Evergreen International Storage & Transport Corp.	85,600	39,660
Evergreen Marine Corp. Taiwan, Ltd. (A)	475,655	174,018
Everlight Chemical Industrial Corp.	83,250	41,732
Everlight Electronics Company, Ltd.	74,000	78,217
Excelsior Medical Company, Ltd.	26,573	53,631
Far Eastern Department Stores, Ltd.	148,720	125,866
Far Eastern International Bank	341,171	128,754
Far Eastern New Century Corp.	408,249	387,711
Farglory Land Development Company, Ltd.	44,530	71,627
First Financial Holding Company, Ltd.	906,781	699,079
First Steamship Company, Ltd.	77,807	26,496
Formosa Advanced Technologies Company, Ltd.	25,000	32,564
Formosa Chemicals & Fibre Corp. (B)	205,000	528,004
Formosa Laboratories, Inc.	19,543	36,684
Formosa Taffeta Company, Ltd.	67,000	82,997
Formosan Rubber Group, Inc.	33,020	20,360
Formosan Union Chemical	48,812	22,082
Foxconn Technology Company, Ltd.	83,626	161,031
Froch Enterprise Company, Ltd.	33,060	12,205
Fubon Financial Holding Company, Ltd.	874,417	1,305,520
Fulltech Fiber Glass Corp.	45,000	16,749
G Shank Enterprise Company, Ltd.	40,535	27,843
Gemtek Technology Corp. (A)	32,000	26,288
General Interface Solution Holding, Ltd.	29,000	111,465
Giantplus Technology Company, Ltd.	31,000	9,872
Gigabyte Technology Company, Ltd.	17,000	37,945
Gigastorage Corp. (A)	51,122	15,307
Global Brands Manufacture, Ltd.	40,806	19,593
Globe Union Industrial Corp.	51,750	23,243
Gloria Material Technology Corp.	83,684	45,118
Gold Circuit Electronics, Ltd. (A)	44,000	50,320
Goldsun Building Materials Company, Ltd.	188,714	96,977
Grand Ocean Retail Group, Ltd.	13,000	11,052
Grand Pacific Petrochemical (A)	77,000	38,047
Great China Metal Industry	33,000	24,137
Great Wall Enterprise Company, Ltd.	29,754	43,149
Hannstar Board Corp.	39,750	52,665
HannStar Display Corp.	320,842	70,920
HannsTouch Solution, Inc. (A)	64,000	21,922
Hey Song Corp.	50,000	55,987
Ho Tung Chemical Corp.	150,399	37,374
Hon Hai Precision Industry Company, Ltd.	1,016,448	2,984,449
Hong Pu Real Estate Development Company, Ltd.	27,000	21,708
Hsing TA Cement Company, Ltd.	38,000	23,391
HUA ENG Wire & Cable Company, Ltd. (A)	42,000	14,290
Hua Nan Financial Holdings Company, Ltd.	702,905	478,406
Hung Sheng Construction, Ltd.	52,800	32,138
IBF Financial Holdings Company, Ltd.	347,807	138,800
Ichia Technologies, Inc.	25,000	11,543
Innolux Corp. (B)	792,561	213,487
Integrated Service Technology, Inc.	9,000	16,667
International CSRC Investment Holdings Company	124,383	85,431
Inventec Corp.	267,000	227,942
Jarllytec Company, Ltd.	9,000	19,218
Jess-Link Products Company, Ltd.	13,000	15,810

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Jih Sun Financial Holdings Company, Ltd.	272,330	$89,177
Kaimei Electronic Corp.	19,000	22,347
Kenda Rubber Industrial Company, Ltd.	38,000	37,864
King Yuan Electronics Company, Ltd. (B)	183,796	215,235
King's Town Bank Company, Ltd.	113,000	137,891
King's Town Construction Company, Ltd. (A)	7,300	8,648
Kinpo Electronics, Inc.	183,269	67,675
Kinsus Interconnect Technology Corp.	22,000	52,801
Kuo Toong International Company, Ltd.	18,248	10,616
L&K Engineering Company, Ltd.	17,000	15,722
Lealea Enterprise Company, Ltd. (A)	132,124	33,634
Lida Holdings, Ltd.	4,640	5,926
Lingsen Precision Industries, Ltd. (A)	73,481	25,767
Lite-On Technology Corp.	164,000	258,243
Longchen Paper & Packaging Company, Ltd.	134,378	65,483
Macronix International (B)	129,000	136,797
Mega Financial Holding Company, Ltd.	830,472	872,950
Mercuries & Associates Holding, Ltd.	43,469	39,175
Mercuries Life Insurance Company, Ltd. (A)	50,998	17,368
Mitac Holdings Corp.	96,711	106,871
MPI Corp.	16,000	50,356
Nan Ya Plastics Corp.	13,000	28,553
Nanya Technology Corp.	148,000	308,786
Nien Hsing Textile Company, Ltd.	27,310	15,523
Nishoku Technology, Inc.	7,800	17,286
O-Bank Company, Ltd.	48,000	11,748
OptoTech Corp.	68,439	47,873
Pacific Construction Company	38,289	12,796
Pan Jit International, Inc.	13,000	12,572
Pan-International Industrial Corp.	44,481	27,532
Pegatron Corp.	250,660	546,724
Pou Chen Corp.	283,348	277,962
President Securities Corp.	93,845	43,555
Prince Housing & Development Corp.	201,555	69,135
Prodisc Technology, Inc. (A)(D)	762,000	0
Qisda Corp.	210,280	126,397
Quanta Storage, Inc.	23,000	26,749
Quintain Steel Company, Ltd.	53,200	14,702
Radium Life Tech Company, Ltd.	102,621	35,930
Rechi Precision Company, Ltd.	20,000	11,643
Ritek Corp. (A)	107,000	19,167
Ruentex Development Company, Ltd.	51,562	89,600
Ruentex Industries, Ltd.	33,000	79,362
Sampo Corp.	43,470	31,835
San Far Property, Ltd. (A)	25,000	12,896
Sanyang Motor Company, Ltd.	48,000	34,605
Sesoda Corp.	39,734	36,203
Shan-Loong Transportation Company, Ltd.	23,000	23,129
Sheng Yu Steel Company, Ltd.	22,000	13,149
ShenMao Technology, Inc.	8,000	5,684
Shihlin Electric & Engineering Corp.	21,000	32,526
Shin Kong Financial Holding Company, Ltd.	1,119,997	328,096
Shining Building Business Company, Ltd. (A)	55,118	18,545
Shinkong Insurance Company, Ltd.	34,000	41,265
Shinkong Synthetic Fibers Corp.	132,239	50,550
Sigurd Microelectronics Corp.	47,773	66,102
Sincere Navigation Corp.	24,000	12,343
Sinher Technology, Inc.	8,000	11,577
Sinon Corp.	71,650	44,214
SinoPac Financial Holdings Company, Ltd.	1,133,931	419,134
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Sirtec International Company, Ltd.	23,800	$23,966
Siward Crystal Technology Company, Ltd.	20,000	13,791
Sunplus Technology Company, Ltd. (A)	58,000	24,138
Sunrex Technology Corp.	22,678	31,035
Supreme Electronics Company, Ltd.	12,000	12,159
Sweeten Real Estate Development Company, Ltd.	38,470	28,184
Synnex Technology International Corp.	134,000	189,847
TA Chen Stainless Pipe	68,000	62,823
Ta Ya Electric Wire & Cable	89,893	33,250
Taichung Commercial Bank Company, Ltd.	402,037	159,215
Taiflex Scientific Company, Ltd.	24,100	40,303
Tainan Spinning Company, Ltd.	189,638	73,180
Taishin Financial Holding Company, Ltd.	910,177	413,818
Taita Chemical Company, Ltd.	62,220	30,718
Taiwan Business Bank	562,884	206,984
Taiwan Cement Corp.	769,815	1,120,107
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,000	16,868
Taiwan Cooperative Financial Holding Company, Ltd.	790,025	557,694
Taiwan Fertilizer Company, Ltd.	65,000	110,089
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	27,342
Taiwan FU Hsing Industrial Company, Ltd.	31,000	41,186
Taiwan Glass Industry Corp.	170,319	57,975
Taiwan Hon Chuan Enterprise Company, Ltd.	40,000	74,748
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	49,000	58,300
Taiwan Styrene Monomer	38,000	21,227
Taiwan Surface Mounting Technology Corp.	26,225	116,609
Taiyen Biotech Company, Ltd.	26,137	27,739
Tatung Company, Ltd. (A)	116,000	82,885
Teco Electric & Machinery Company, Ltd.	132,000	121,400
The Ambassador Hotel	29,000	28,866
Thye Ming Industrial Company, Ltd.	31,000	31,995
Ton Yi Industrial Corp.	119,000	37,096
Tong Yang Industry Company, Ltd.	40,627	50,607
Tong-Tai Machine & Tool Company, Ltd.	46,588	20,900
TOPBI International Holdings, Ltd.	7,000	12,517
Topoint Technology Company, Ltd.	29,190	22,444
TPK Holding Company, Ltd. (A)	41,000	64,957
Tsann Kuen Enterprise Company, Ltd.	7,000	4,566
TSRC Corp.	28,000	16,346
Tung Ho Steel Enterprise Corp.	120,000	91,500
TXC Corp.	51,000	110,765
TYC Brother Industrial Company, Ltd.	15,511	12,815
Tycoons Group Enterprise (A)	30,371	4,229
Tyntek Corp.	36,000	16,678
U-Ming Marine Transport Corp.	67,000	71,501
Unimicron Technology Corp.	152,000	260,521
Union Bank of Taiwan (A)	229,927	87,170
Unitech Printed Circuit Board Corp. (B)	102,194	89,832
United Microelectronics Corp.	1,814,794	981,152
United Renewable Energy Company, Ltd. (A)	258,417	57,726
Universal Cement Corp.	27,483	16,818
Unizyx Holding Corp. (A)	34,000	21,592
UPC Technology Corp.	117,751	40,098
USI Corp.	162,996	68,189
Wah Lee Industrial Corp.	26,000	50,048
Walsin Lihwa Corp. (B)	268,000	132,956
Walton Advanced Engineering, Inc.	72,584	24,318

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Wan Hai Lines, Ltd.	112,050	$62,767
Weikeng Industrial Company, Ltd.	25,000	13,068
Well Shin Technology Company, Ltd.	15,000	23,530
Winbond Electronics Corp.	476,793	217,539
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd. (A)	45,274	38,226
Wistron Corp.	393,291	480,122
Wistron NeWeb Corp.	13,000	28,529
WPG Holdings, Ltd.	203,400	271,390
WT Microelectronics Company, Ltd.	50,174	67,487
Xxentria Technology Materials Corp.	8,000	14,840
YC INOX Company, Ltd.	59,800	50,635
Yea Shin International Development Company, Ltd. (A)	20,906	10,546
Yem Chio Company, Ltd.	122,324	46,972
Yeong Guan Energy Technology Group Company, Ltd. (A)	13,000	26,765
YFY, Inc.	189,202	88,968
Yi Jinn Industrial Company, Ltd.	51,613	22,611
Yieh Phui Enterprise Company, Ltd.	160,899	47,178
Youngtek Electronics Corp.	27,000	60,311
Yuanta Financial Holding Company, Ltd.	1,238,319	736,958
Yuen Chang Stainless Steel Company, Ltd.	19,007	10,024
Yulon Motor Company, Ltd.	125,000	92,025
Zenitron Corp.	45,000	29,892
Zhen Ding Technology Holding, Ltd.	44,000	193,093
Zig Sheng Industrial Company, Ltd.	67,908	16,392
		33,869,785
Thailand - 2.6%
AAPICO Hitech PCL	144,720	40,145
AJ Plast PCL	43,100	18,579
Amata Corp. PCL	106,800	53,758
AP Thailand PCL	223,670	42,956
Asia Aviation PCL, NVDR (A)	109,300	7,144
Bangchak Corp. PCL	91,600	62,891
Bangkok Airways PCL	116,100	23,670
Bangkok Bank PCL	12,800	44,605
Bangkok Bank PCL, NVDR	14,500	50,579
Bangkok Insurance PCL	4,550	41,142
Bangkok Land PCL	1,059,200	35,123
Bangkok Life Assurance PCL, NVDR	55,200	27,870
Bangkok Ranch PCL (A)	92,300	5,904
Banpu PCL	401,300	80,133
Berli Jucker PCL	111,800	143,557
Charoen Pokphand Foods PCL	411,300	424,190
Esso Thailand PCL (A)	84,000	19,284
GFPT PCL	43,900	18,607
Global Green Chemicals PCL	67,700	19,776
Hana Microelectronics PCL	54,900	49,738
Indorama Ventures PCL	128,800	116,603
IRPC PCL	943,100	80,743
Italian-Thai Development PCL (A)	477,400	17,792
Kasikornbank PCL, NVDR	134,700	408,654
Khon Kaen Sugar Industry PCL	192,600	12,554
Kiatnakin Bank PCL	19,400	25,230
Krung Thai Bank PCL	265,400	88,713
LH Financial Group PCL	709,300	23,482
LPN Development PCL	52,900	7,703
MBK PCL	45,000	20,336
Millcon Steel PCL	143,086	3,375
Polyplex Thailand PCL	81,900	44,131
Precious Shipping PCL (A)	39,300	7,001
Pruksa Holding PCL	78,800	29,466
PTT Exploration & Production PCL	166,800	501,431
PTT Global Chemical PCL	156,400	236,241
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
PTT PCL	938,700	$1,158,728
Quality Houses PCL	746,900	54,385
Regional Container Lines PCL (A)	94,200	9,731
Rojana Industrial Park PCL	113,100	16,208
Saha-Union PCL	16,100	18,618
Sansiri PCL	1,026,866	25,441
SC Asset Corp. PCL	476,596	33,785
Siam Future Development PCL	167,749	24,848
Somboon Advance Technology PCL	51,300	17,850
SPCG PCL	18,000	9,543
Sri Trang Agro-Industry PCL (A)	94,300	83,786
Srithai Superware PCL (A)	283,000	6,613
Star Petroleum Refining PCL	153,100	33,400
STP & I PCL	21,600	3,085
Supalai PCL	151,900	82,800
Super Energy Corp. PCL	743,000	22,746
Syntec Construction PCL	156,500	7,686
Thai Airways International PCL (A)	61,300	7,658
Thai Oil PCL	85,600	124,230
Thai Stanley Electric PCL	700	3,864
Thanachart Capital PCL	37,300	43,185
The Siam Commercial Bank PCL	74,400	175,356
Thitikorn PCL	100	24
TMB Bank PCL	1,334,352	45,626
TPI Polene PCL	559,900	21,614
TPI Polene Power PCL	283,200	37,002
True Corp. PCL	1,139,000	126,075
Univentures PCL	51,700	5,154
Vinythai PCL	9,700	6,988
		5,039,135
Turkey - 0.7%
Akbank T.A.S. (A)	287,261	255,434
Eczacibasi Yatirim Holding Ortakligi AS	1	1
Enka Insaat ve Sanayi AS	70,950	63,916
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	756
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	23,866	14,570
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	77,523	36,750
NET Holding AS (A)	40,130	14,504
Trakya Cam Sanayii AS	83,945	44,068
Turk Hava Yollari AO (A)	80,925	147,304
Turkiye Garanti Bankasi AS (A)	227,810	280,891
Turkiye Halk Bankasi AS (A)	56,201	52,426
Turkiye Is Bankasi AS, Class C (A)	131,554	107,448
Turkiye Sinai Kalkinma Bankasi AS (A)	256,576	48,315
Turkiye Sise ve Cam Fabrikalari AS	78,379	63,583
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	71,257
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)	254,969	90,985
		1,292,208
Ukraine - 0.0%
Kernel Holding SA	8,714	92,263
United States - 0.0%
Fang Holdings, Ltd., ADR (A)	10	113
Nexteer Automotive Group, Ltd.	64,000	44,351
Textainer Group Holdings, Ltd. (A)	6,392	51,757
		96,221
TOTAL COMMON STOCKS (Cost $226,366,282)		$183,477,953

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 1.8%
Brazil - 1.7%
Banco ABC Brasil SA	9,474	$24,530
Banco Bradesco SA	129,972	494,735
Banco do Estado do Rio Grande do Sul SA, B Shares	30,800	76,744
Cia Ferro Ligas da Bahia	5,956	20,919
Eucatex SA Industria e Comercio	4,200	5,012
Gerdau SA	120,676	355,275
Marcopolo SA	55,200	29,741
Petroleo Brasileiro SA	559,447	2,216,966
Usinas Siderurgicas de Minas Gerais SA, A Shares	40,910	54,691
		3,278,613
Colombia - 0.1%
Grupo Argos SA	23,975	48,805
Grupo de Inversiones Suramericana SA	11,343	47,690
		96,495
TOTAL PREFERRED SECURITIES (Cost $4,768,194)		$3,375,108
RIGHTS - 0.0%
Arvind Fashions, Ltd. (Expiration Date: 7-20-20; Strike Price: INR 100.00) (A)	4,243	3,512
Korean Air Lines Company, Ltd. (Expiration Date: 7-13-20; Strike Price: KRW 14,200.00) (A)	4,198	6,020
TOTAL RIGHTS (Cost $34,916)		$9,532
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 0.2429% (E)(F)	318,466	3,188,259
TOTAL SHORT-TERM INVESTMENTS (Cost $3,188,380)		$3,188,259
Total Investments (Emerging Markets Value Trust) (Cost $234,357,772) - 99.9%		$190,050,852
Other assets and liabilities, net - 0.1%		203,882
TOTAL NET ASSETS - 100.0%		$190,254,734
Emerging Markets Value Trust (continued)
Currency Abbreviations
INR	Indian Rupee
KRW	Korean Won
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	27	Long	Sep 2020	$1,320,924	$1,328,940	$8,016
						$8,016
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.0%
Communication services – 5.3%
Diversified telecommunication services – 0.9%
AT&T, Inc.	78,464	$2,371,967
Verizon Communications, Inc.	171,811	9,471,940
		11,843,907
Entertainment – 0.7%
The Walt Disney Company	87,708	9,780,319
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media – 3.7%
Comcast Corp., Class A	525,888	$20,499,114
Fox Corp., Class B	534,132	14,336,103
News Corp., Class A	1,081,757	12,829,638
		47,664,855
		69,289,081
Consumer discretionary – 2.8%

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles – 0.6%
General Motors Company	97,500	$2,466,750
Volkswagen AG, ADR (A)	351,939	5,363,550
		7,830,300
Hotels, restaurants and leisure – 1.3%
Las Vegas Sands Corp.	262,360	11,947,874
McDonald's Corp.	15,300	2,822,391
MGM Resorts International (B)	85,246	1,432,133
Royal Caribbean Cruises, Ltd.	21,300	1,071,390
		17,273,788
Leisure products – 0.5%
Mattel, Inc. (A)(B)	644,873	6,235,922
Multiline retail – 0.4%
Kohl's Corp.	250,511	5,203,113
		36,543,123
Consumer staples – 8.1%
Food and staples retailing – 0.6%
Walmart, Inc.	66,171	7,925,962
Food products – 3.8%
Bunge, Ltd.	85,754	3,527,062
Conagra Brands, Inc.	603,830	21,236,701
Mondelez International, Inc., Class A	28,900	1,477,657
Tyson Foods, Inc., Class A	390,888	23,339,922
		49,581,342
Household products – 1.7%
Kimberly-Clark Corp.	162,093	22,911,846
Tobacco – 2.0%
Altria Group, Inc.	41,000	1,609,250
Philip Morris International, Inc.	347,651	24,356,429
		25,965,679
		106,384,829
Energy – 8.3%
Energy equipment and services – 0.5%
Halliburton Company (B)	569,800	7,396,004
Oil, gas and consumable fuels – 7.8%
Chevron Corp.	42,345	3,778,444
Enbridge, Inc.	389,860	11,859,541
EOG Resources, Inc.	78,000	3,951,480
Exxon Mobil Corp.	289,180	12,932,130
Hess Corp.	42,634	2,208,868
Occidental Petroleum Corp.	268,205	4,908,152
Pioneer Natural Resources Company	42,053	4,108,578
Targa Resources Corp.	425,064	8,531,034
TC Energy Corp. (B)	461,032	19,759,832
TOTAL SA (B)	695,897	26,832,681
TOTAL SA, ADR	69,200	2,661,432
		101,532,172
		108,928,176
Financials – 19.3%
Banks – 6.3%
Bank of America Corp.	120,945	2,872,444
Fifth Third Bancorp	968,061	18,664,216
JPMorgan Chase & Co.	185,392	17,437,972
The PNC Financial Services Group, Inc.	77,991	8,205,433
Wells Fargo & Company	1,369,190	35,051,264
		82,231,329
Capital markets – 4.7%
Franklin Resources, Inc. (B)	246,305	5,165,016
Morgan Stanley	582,831	28,150,737
Northern Trust Corp.	23,111	1,833,627
Raymond James Financial, Inc.	107,889	7,426,000
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	286,552	$18,210,380
		60,785,760
Diversified financial services – 0.7%
Equitable Holdings, Inc.	460,121	8,875,734
Insurance – 7.6%
American International Group, Inc.	761,971	23,758,256
Chubb, Ltd.	230,775	29,220,731
Loews Corp.	458,708	15,729,097
Marsh & McLennan Companies, Inc.	36,807	3,951,968
MetLife, Inc.	633,055	23,119,169
Willis Towers Watson PLC	19,275	3,796,211
		99,575,432
		251,468,255
Health care – 14.2%
Biotechnology – 3.1%
AbbVie, Inc.	263,647	25,884,862
Gilead Sciences, Inc.	185,805	14,295,837
		40,180,699
Health care equipment and supplies – 3.2%
Becton, Dickinson and Company	70,111	16,775,459
Medtronic PLC	205,655	18,858,564
Zimmer Biomet Holdings, Inc.	52,903	6,314,502
		41,948,525
Health care providers and services – 3.3%
Anthem, Inc.	77,826	20,466,681
CVS Health Corp.	355,446	23,093,327
		43,560,008
Pharmaceuticals – 4.6%
Bristol-Myers Squibb Company	45,611	2,681,927
GlaxoSmithKline PLC	277,883	5,613,149
GlaxoSmithKline PLC, ADR (B)	74,100	3,022,539
Johnson & Johnson	166,075	23,355,127
Merck & Company, Inc.	66,100	5,111,513
Pfizer, Inc.	598,611	19,574,580
		59,358,835
		185,048,067
Industrials – 11.0%
Aerospace and defense – 2.8%
L3Harris Technologies, Inc.	101,653	17,247,465
The Boeing Company	107,486	19,702,184
		36,949,649
Air freight and logistics – 2.0%
United Parcel Service, Inc., Class B	238,870	26,557,567
Airlines – 0.3%
Alaska Air Group, Inc.	100,424	3,641,374
Building products – 0.5%
Johnson Controls International PLC (B)	192,141	6,559,694
Commercial services and supplies – 0.8%
Stericycle, Inc. (A)	181,127	10,139,489
Electrical equipment – 0.8%
Emerson Electric Company	136,521	8,468,398
nVent Electric PLC	91,653	1,716,661
		10,185,059
Industrial conglomerates – 1.9%
General Electric Company	3,698,507	25,260,803
Machinery – 1.2%
Flowserve Corp.	35,887	1,023,497
PACCAR, Inc.	89,435	6,694,210

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Snap-on, Inc.	52,654	$7,293,106
		15,010,813
Professional services – 0.7%
Nielsen Holdings PLC (B)	606,605	9,014,150
		143,318,598
Information technology – 9.0%
Communications equipment – 1.6%
Cisco Systems, Inc.	433,876	20,235,977
Electronic equipment, instruments and components – 0.4%
Corning, Inc. (B)	98,200	2,543,380
TE Connectivity, Ltd.	29,400	2,397,570
		4,940,950
Semiconductors and semiconductor equipment – 5.4%
Applied Materials, Inc.	230,691	13,945,271
NXP Semiconductors NV	31,242	3,562,838
QUALCOMM, Inc.	424,569	38,724,935
Texas Instruments, Inc.	114,861	14,583,901
		70,816,945
Software – 1.5%
Microsoft Corp.	97,653	19,873,362
Technology hardware, storage and peripherals – 0.1%
Western Digital Corp.	32,635	1,440,835
		117,308,069
Materials – 5.2%
Chemicals – 3.8%
Akzo Nobel NV	29,361	2,637,809
CF Industries Holdings, Inc.	589,878	16,599,167
DuPont de Nemours, Inc.	523,217	27,798,519
PPG Industries, Inc.	24,107	2,556,788
		49,592,283
Containers and packaging – 1.4%
International Paper Company (B)	509,297	17,932,347
		67,524,630
Real estate – 4.1%
Equity real estate investment trusts – 4.1%
Equity Residential	264,034	15,530,480
Rayonier, Inc.	406,869	10,086,283
SL Green Realty Corp.	175,157	8,633,489
Weyerhaeuser Company	854,296	19,187,488
		53,437,740
Utilities – 7.7%
Electric utilities – 4.5%
Edison International	260,332	14,138,631
NextEra Energy, Inc.	43,562	10,462,286
The Southern Company	662,819	34,367,165
		58,968,082
Multi-utilities – 3.2%
Ameren Corp. (B)	47,600	3,349,136
CenterPoint Energy, Inc.	252,003	4,704,896
NiSource, Inc.	1,071,857	24,374,028
Sempra Energy	77,067	9,034,564
		41,462,624
		100,430,706
TOTAL COMMON STOCKS (Cost $1,235,839,020)		$1,239,681,274
Equity Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 2.0%
Energy – 0.7%
Oil, gas and consumable fuels – 0.7%
Sempra Energy, 6.000%	77,626	$7,586,389
Sempra Energy, 6.750%	24,765	2,433,409
		10,019,798
Health care – 0.5%
Health care equipment and supplies – 0.5%
Becton, Dickinson and Company, 6.000%	118,222	6,289,410
Utilities – 0.8%
Electric utilities – 0.8%
NextEra Energy, Inc., 5.279%	102,055	4,332,235
The Southern Company, 6.750%	134,102	5,908,534
		10,240,769
TOTAL PREFERRED SECURITIES (Cost $27,957,794)		$26,549,977
CONVERTIBLE BONDS - 0.2%
Financials - 0.2%
AXA SA 7.250%, 05/15/2021 (C)	$3,124,000	2,852,603
TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$2,852,603
SHORT-TERM INVESTMENTS – 5.8%
Short-term funds – 5.8%
John Hancock Collateral Trust, 0.2429% (D)(E)	3,778,597	37,828,666
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (D)	3,000,000	3,000,000
T. Rowe Price Government Reserve Fund, 0.2119% (D)	34,492,241	34,492,241
TOTAL SHORT-TERM INVESTMENTS (Cost $75,321,432)		$75,320,907
Total Investments (Equity Income Trust) (Cost $1,342,242,246) – 103.0%		$1,344,404,761
Other assets and liabilities, net – (3.0%)		(38,719,344)
TOTAL NET ASSETS – 100.0%		$1,305,685,417
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	68	Long	Sep 2020	$10,267,215	$10,486,450	$219,235
						$219,235
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.0%
Financials – 75.4%
Banks – 33.8%
1st Source Corp.	18,784	$668,335
American Business Bank (A)	22,397	561,045
American River Bankshares	12,896	137,987
Ameris Bancorp (B)	31,781	749,714
Atlantic Union Bankshares Corp.	40,474	937,378
Bank of America Corp.	150,902	3,583,923
Bank of Marin Bancorp	20,034	667,733
Baycom Corp. (A)	24,336	314,178
Business First Bancshares, Inc.	11,516	176,771
California Bancorp, Inc. (A)	15,177	226,137
Cambridge Bancorp	10,255	607,506
Citigroup, Inc.	76,108	3,889,119
Citizens Financial Group, Inc.	71,819	1,812,712
Close Brothers Group PLC	88,767	1,215,271
Coastal Financial Corp. (A)	25,954	376,852
Danske Bank A/S (A)	156,517	2,092,389
Evans Bancorp, Inc.	14,397	334,874
First Merchants Corp.	36,350	1,002,170
German American Bancorp, Inc.	13,939	433,503
Glacier Bancorp, Inc.	19,581	691,013
HBT Financial, Inc.	28,559	380,691
Heritage Commerce Corp.	42,181	316,568
Heritage Financial Corp.	18,638	372,760
JPMorgan Chase & Co.	38,621	3,632,691
KeyCorp	110,682	1,348,107
Level One Bancorp, Inc.	15,125	253,193
Live Oak Bancshares, Inc.	26,039	377,826
M&T Bank Corp.	9,579	995,929
Metrocity Bankshares, Inc.	13,282	190,331
Nicolet Bankshares, Inc. (A)	12,003	657,764
Pacific Premier Bancorp, Inc.	25,572	554,401
PacWest Bancorp	38,183	752,587
Pinnacle Financial Partners, Inc.	26,305	1,104,547
Red River Bancshares, Inc.	1,279	56,135
Southern First Bancshares, Inc. (A)	10,596	293,615
Stock Yards Bancorp, Inc.	27,736	1,114,987
SVB Financial Group (A)	9,857	2,124,479
TCF Financial Corp.	20,105	591,489
The First Bancshares, Inc.	16,784	377,640
TriCo Bancshares	36,758	1,119,281
U.S. Bancorp	7,695	283,330
Western Alliance Bancorp	40,569	1,536,348
Zions Bancorp NA	43,703	1,485,902
		40,399,211
Capital markets – 15.2%
3i Group PLC	236,725	2,437,556
Ares Management Corp., Class A (B)	75,656	3,003,543
BlackRock, Inc.	1,943	1,057,167
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Brookfield Asset Management, Inc., Class A (B)	47,562	$1,564,790
Cboe Global Markets, Inc.	23,455	2,187,882
KKR & Company, Inc. (B)	88,038	2,718,613
The Blackstone Group, Inc., Class A	48,443	2,744,780
Tradeweb Markets, Inc., Class A	40,820	2,373,275
		18,087,606
Consumer finance – 2.0%
American Express Company	12,387	1,179,242
Discover Financial Services	23,592	1,181,723
		2,360,965
Diversified financial services – 5.3%
Berkshire Hathaway, Inc., Class B (A)	5,759	1,028,039
Equitable Holdings, Inc.	51,807	999,357
Eurazeo SE (A)	6,928	356,001
Onex Corp.	33,111	1,495,800
Voya Financial, Inc.	53,619	2,501,326
		6,380,523
Insurance – 18.4%
Aon PLC, Class A	12,529	2,413,085
Arch Capital Group, Ltd. (A)	28,621	819,992
Arthur J. Gallagher & Company	31,462	3,067,230
Assured Guaranty, Ltd.	29,004	707,988
Kinsale Capital Group, Inc.	25,538	3,963,753
Palomar Holdings, Inc. (A)	43,769	3,753,629
RenaissanceRe Holdings, Ltd.	8,608	1,472,226
Selectquote, Inc. (A)	16,276	412,271
The Hanover Insurance Group, Inc.	19,828	2,009,171
The Hartford Financial Services Group, Inc.	50,854	1,960,422
Willis Towers Watson PLC	6,975	1,373,726
		21,953,493
Thrifts and mortgage finance – 0.7%
OP Bancorp	33,503	231,171
Premier Financial Corp.	34,580	611,029
		842,200
		90,023,998
Industrials – 0.3%
Professional services – 0.3%
Verisk Analytics, Inc.	2,539	432,138
Information technology – 12.2%
IT services – 12.2%
Adyen NV (A)(C)	2,769	4,034,425
EVERTEC, Inc.	32,902	924,546
Fidelity National Information Services, Inc.	9,971	1,337,011
Fiserv, Inc. (A)	14,178	1,384,056
Global Payments, Inc.	6,491	1,101,003
Visa, Inc., Class A	25,077	4,844,129

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
WEX, Inc. (A)	5,515	$910,030
		14,535,200
Real estate – 8.1%
Equity real estate investment trusts – 7.3%
Lexington Realty Trust	106,449	1,123,037
Monmouth Real Estate Investment Corp.	54,403	788,299
Nippon Prologis REIT, Inc.	423	1,285,342
Plymouth Industrial REIT, Inc.	36,794	470,963
Prologis, Inc.	38,743	3,615,884
Rexford Industrial Realty, Inc.	35,896	1,487,171
		8,770,696
Real estate management and development – 0.8%
VGP NV	7,259	928,730
		9,699,426
TOTAL COMMON STOCKS (Cost $110,873,307)		$114,690,762
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%
AXA SA 7.250%, 05/15/2021 (C)	$812,000	741,458
TOTAL CONVERTIBLE BONDS (Cost $812,000)		$741,458
SHORT-TERM INVESTMENTS – 6.4%
Short-term funds – 3.0%
John Hancock Collateral Trust, 0.2429% (D)(E)	362,230	3,626,395
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.4%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $4,002,000 on 7-1-20, collateralized by $4,072,600 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $4,082,087)	$4,002,000	$4,002,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,628,393)		$7,628,395
Total Investments (Financial Industries Trust) (Cost $119,313,700) – 103.0%		$123,060,615
Other assets and liabilities, net – (3.0%)		(3,627,281)
TOTAL NET ASSETS – 100.0%		$119,433,334
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	230,000	USD	169,595	TD	9/16/2020	—	$(153)
DKK	1,330,000	USD	202,003	SSB	9/16/2020	—	(1,145)
EUR	520,000	USD	593,085	JPM	9/16/2020	—	(7,889)
GBP	160,000	USD	200,393	MSCS	9/16/2020	—	(2,049)
GBP	160,000	USD	204,661	TD	9/16/2020	—	(6,317)
USD	1,612,105	CAD	2,170,000	JPM	9/16/2020	$13,451	—
USD	36,552	CAD	50,000	RBC	9/16/2020	—	(283)
USD	159,112	DKK	1,050,000	MSCS	9/16/2020	539	—
USD	2,161,503	DKK	14,220,000	SSB	9/16/2020	13,979	—
USD	381,766	EUR	340,000	JPM	9/16/2020	—	(863)
USD	5,566,527	EUR	4,890,000	TD	9/16/2020	63,424	—
USD	3,752,489	GBP	2,960,000	CITI	9/16/2020	83,130	—
USD	487,924	GBP	390,000	JPM	9/16/2020	4,461	—
USD	1,144,875	JPY	123,180,000	SSB	9/16/2020	2,904	—
USD	62,774	JPY	6,730,000	TD	9/16/2020	382	—
						$182,270	$(18,699)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank

See Notes to financial statements regarding investment transactions and other derivatives information.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 18.2%
Entertainment – 3.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,520,440	$48,213,152
Madison Square Garden Entertainment Corp. (A)	116,721	8,754,075
		56,967,227
Interactive media and services – 15.0%
Alphabet, Inc., Class A (A)	63,263	89,710,097
CarGurus, Inc. (A)	1,708,825	43,318,714
Facebook, Inc., Class A (A)	507,755	115,295,928
Twitter, Inc. (A)	702,925	20,940,136
		269,264,875
		326,232,102
Consumer discretionary – 20.4%
Household durables – 7.0%
Lennar Corp., A Shares	1,134,306	69,895,936
NVR, Inc. (A)	4,893	15,945,064
Tempur Sealy International, Inc. (A)	548,905	39,493,715
		125,334,715
Internet and direct marketing retail – 8.3%
Amazon.com, Inc. (A)	53,880	148,645,222
Leisure products – 2.0%
Polaris, Inc.	386,560	35,776,124
Multiline retail – 1.0%
Dollar Tree, Inc. (A)	198,978	18,441,281
Specialty retail – 1.1%
Group 1 Automotive, Inc.	300,797	19,843,578
Textiles, apparel and luxury goods – 1.0%
Salvatore Ferragamo SpA (A)	1,245,263	16,886,381
		364,927,301
Consumer staples – 5.4%
Beverages – 3.5%
Anheuser-Busch InBev SA/NV, ADR	586,217	28,900,498
Diageo PLC, ADR	124,295	16,704,005
Heineken NV	184,860	17,045,523
		62,650,026
Food and staples retailing – 0.4%
US Foods Holding Corp. (A)	386,171	7,615,292
Food products – 1.5%
The Hain Celestial Group, Inc. (A)	838,474	26,420,316
		96,685,634
Energy – 3.6%
Energy equipment and services – 0.9%
Baker Hughes Company	1,059,913	16,312,061
Oil, gas and consumable fuels – 2.7%
Cheniere Energy, Inc. (A)	837,418	40,464,038
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc.	498,764	$8,409,161
		48,873,199
		65,185,260
Financials – 16.8%
Banks – 8.4%
Bank of America Corp.	2,194,682	52,123,698
Citigroup, Inc.	1,104,279	56,428,657
First Hawaiian, Inc.	2,469,780	42,579,007
		151,131,362
Capital markets – 6.5%
KKR & Company, Inc.	799,783	24,697,299
Morgan Stanley	1,232,915	59,549,795
The Goldman Sachs Group, Inc.	158,583	31,339,172
		115,586,266
Consumer finance – 1.9%
American Express Company	258,398	24,599,490
Synchrony Financial	435,086	9,641,506
		34,240,996
		300,958,624
Health care – 5.1%
Biotechnology – 2.4%
Alnylam Pharmaceuticals, Inc. (A)	118,532	17,555,775
Moderna, Inc. (A)	396,145	25,436,470
		42,992,245
Health care equipment and supplies – 1.4%
Hologic, Inc. (A)	456,826	26,039,082
Health care providers and services – 0.8%
Anthem, Inc.	52,779	13,879,821
Health care technology – 0.5%
Change Healthcare, Inc. (A)	736,903	8,253,314
		91,164,462
Industrials – 7.8%
Electrical equipment – 1.6%
Regal Beloit Corp.	174,580	15,244,326
Sensata Technologies Holding PLC (A)	339,140	12,626,182
		27,870,508
Industrial conglomerates – 1.5%
Roper Technologies, Inc.	70,000	27,178,200
Machinery – 1.3%
Parker-Hannifin Corp.	122,250	22,404,758
Professional services – 2.3%
IHS Markit, Ltd.	540,522	40,809,411
Trading companies and distributors – 1.1%
United Rentals, Inc. (A)	136,955	20,411,773
		138,674,650
Information technology – 15.1%

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment – 2.5%
Analog Devices, Inc.	95,520	$11,714,573
NVIDIA Corp.	88,278	33,537,695
		45,252,268
Software – 6.6%
Microsoft Corp.	170,878	34,775,382
salesforce.com, Inc. (A)	222,572	41,694,413
Workday, Inc., Class A (A)	224,681	42,096,232
		118,566,027
Technology hardware, storage and peripherals – 6.0%
Apple, Inc.	239,248	87,277,670
Samsung Electronics Company, Ltd.	426,540	18,881,916
		106,159,586
		269,977,881
Real estate – 4.9%
Equity real estate investment trusts – 4.4%
American Tower Corp.	220,575	57,027,461
Crown Castle International Corp.	132,931	22,246,003
		79,273,464
Real estate management and development – 0.5%
Five Point Holdings LLC, Class A (A)	1,913,023	8,799,906
		88,073,370
TOTAL COMMON STOCKS (Cost $1,292,368,770)		$1,741,879,284
SHORT-TERM INVESTMENTS – 2.8%
U.S. Government Agency – 0.7%
Federal Agricultural Mortgage Corp. Discount Note 0.010%, 07/01/2020 *	$4,950,000	4,950,000
Federal Home Loan Bank Discount Note 0.040%, 07/09/2020 *	7,168,000	7,167,809
		12,117,809
Repurchase agreement – 2.1%
Barclays Tri-Party Repurchase Agreement dated 6-30-20 at 0.060% to be repurchased at $20,390,034 on 7-1-20, collateralized by $19,298,500 U.S. Treasury Notes, 1.625% due 10-31-26 (valued at $20,797,870)	20,390,000	20,390,000
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $17,872,000 on 7-1-20, collateralized by $18,187,100 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $18,229,466)	17,872,000	17,872,000
		38,262,000
TOTAL SHORT-TERM INVESTMENTS (Cost $50,379,936)		$50,379,809
Total Investments (Fundamental All Cap Core Trust) (Cost $1,342,748,706) – 100.1%		$1,792,259,093
Other assets and liabilities, net – (0.1%)		(997,744)
TOTAL NET ASSETS – 100.0%		$1,791,261,349
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 9.3%
Entertainment – 2.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	268,767	$8,522,602
The Walt Disney Company	29,458	3,284,862
		11,807,464
Interactive media and services – 1.8%
Alphabet, Inc., Class A (A)	7,207	10,219,886
Media – 5.4%
Comcast Corp., Class A	518,912	20,227,190
Fox Corp., Class A	82,058	2,200,796
Fox Corp., Class B	323,338	8,678,392
		31,106,378
		53,133,728
Consumer discretionary – 10.0%
Hotels, restaurants and leisure – 1.4%
Marriott International, Inc., Class A	29,879	2,561,527
Sodexo SA	82,436	5,589,811
		8,151,338
Household durables – 2.9%
Lennar Corp., A Shares	265,795	16,378,288
Internet and direct marketing retail – 3.4%
eBay, Inc.	371,498	19,485,070
Multiline retail – 1.3%
Dollar Tree, Inc. (A)	80,967	7,504,022
Specialty retail – 1.0%
Group 1 Automotive, Inc.	86,177	5,685,097
		57,203,815
Consumer staples – 10.5%
Beverages – 5.5%
Anheuser-Busch InBev SA/NV, ADR	216,761	10,686,317
Heineken Holding NV	161,875	13,239,806
PepsiCo, Inc.	58,649	7,756,917
		31,683,040
Food and staples retailing – 1.5%
Walmart, Inc.	69,666	8,344,593
Food products – 3.5%
Danone SA	139,519	9,684,449
Post Holdings, Inc. (A)	117,355	10,282,645
		19,967,094
		59,994,727
Energy – 8.0%
Energy equipment and services – 1.3%
Baker Hughes Company	352,797	5,429,546
ChampionX Corp. (A)	222,210	2,168,770
		7,598,316
Oil, gas and consumable fuels – 6.7%
Cheniere Energy, Inc. (A)	245,914	11,882,564
Chevron Corp.	147,906	13,197,652
Kinder Morgan, Inc.	441,084	6,691,244
Suncor Energy, Inc.	383,598	6,467,462
		38,238,922
		45,837,238
Financials – 23.7%
Banks – 10.1%
Bank of America Corp.	719,255	17,082,306
Citigroup, Inc.	390,665	19,962,982
JPMorgan Chase & Co.	166,908	15,699,366
Wells Fargo & Company	202,767	5,190,835
		57,935,489

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets – 7.2%
KKR & Company, Inc.	309,381	$9,553,685
Morgan Stanley	233,171	11,262,159
Nasdaq, Inc.	75,262	8,991,551
The Goldman Sachs Group, Inc.	56,964	11,257,226
		41,064,621
Consumer finance – 3.2%
American Express Company	161,212	15,347,382
Synchrony Financial	134,224	2,974,404
		18,321,786
Diversified financial services – 3.2%
Berkshire Hathaway, Inc., Class B (A)	100,726	17,980,598
		135,302,494
Health care – 12.7%
Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc. (A)	51,292	5,757,014
Gilead Sciences, Inc.	79,905	6,147,891
		11,904,905
Health care equipment and supplies – 5.4%
Danaher Corp.	122,065	21,584,754
Hologic, Inc. (A)	160,020	9,121,140
		30,705,894
Health care providers and services – 3.2%
Anthem, Inc.	19,587	5,150,989
UnitedHealth Group, Inc.	44,788	13,210,221
		18,361,210
Pharmaceuticals – 2.0%
Merck & Company, Inc.	146,880	11,358,230
		72,330,239
Industrials – 10.2%
Aerospace and defense – 4.1%
General Dynamics Corp.	67,091	10,027,421
L3Harris Technologies, Inc.	34,205	5,803,562
Raytheon Technologies Corp.	126,317	7,783,654
		23,614,637
Building products – 0.6%
Carrier Global Corp.	170,348	3,785,133
Machinery – 2.1%
Parker-Hannifin Corp.	65,617	12,025,628
Road and rail – 1.3%
Union Pacific Corp.	42,723	7,223,178
Trading companies and distributors – 2.1%
United Rentals, Inc. (A)	79,563	11,858,070
		58,506,646
Information technology – 11.8%
IT services – 1.5%
Cognizant Technology Solutions Corp., Class A	150,480	8,550,274
Software – 6.5%
Microsoft Corp.	125,011	25,440,989
Oracle Corp.	212,159	11,726,028
		37,167,017
Technology hardware, storage and peripherals – 3.8%
Apple, Inc.	40,601	14,811,245
Samsung Electronics Company, Ltd.	158,181	7,002,298
		21,813,543
		67,530,834
Real estate – 0.8%
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 0.8%
American Tower Corp.	17,338	$4,482,567
TOTAL COMMON STOCKS (Cost $489,700,594)		$554,322,288
SHORT-TERM INVESTMENTS – 1.6%
U.S. Government Agency – 0.6%
Federal Home Loan Bank Discount Note 0.040%, 07/09/2020 *	$3,313,000	3,312,912
Repurchase agreement – 1.0%
Barclays Tri-Party Repurchase Agreement dated 6-30-20 at 0.060% to be repurchased at $2,702,005 on 7-1-20, collateralized by $2,557,400 U.S. Treasury Notes, 1.625% due 10-31-26 (valued at $2,756,094)	2,702,000	2,702,000
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $3,025,000 on 7-1-20, collateralized by $3,078,400 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $3,085,571)	3,025,000	3,025,000
		5,727,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,039,971)		$9,039,912
Total Investments (Fundamental Large Cap Value Trust) (Cost $498,740,565) – 98.6%		$563,362,200
Other assets and liabilities, net – 1.4%		8,203,153
TOTAL NET ASSETS – 100.0%		$571,565,353
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.1%
France - 9.8%
Capgemini SE	25,444	$2,936,274
Cie Generale des Etablissements Michelin SCA	34,139	3,558,410
Danone SA	61,382	4,260,717
Sanofi	13,161	1,342,219
TOTAL SA	36,084	1,391,342
		13,488,962
Ireland - 3.8%
Accenture PLC, Class A	8,496	1,824,261
CRH PLC	101,572	3,496,134
		5,320,395
Japan - 2.4%
FANUC Corp.	8,900	1,595,502
Mitsubishi Estate Company, Ltd.	119,400	1,779,277
		3,374,779
Netherlands - 11.8%
Akzo Nobel NV	26,129	2,347,445
Heineken NV	47,923	4,418,872
Koninklijke Ahold Delhaize NV	181,937	4,958,521
Koninklijke Philips NV (A)	52,533	2,454,232
Wolters Kluwer NV	27,147	2,121,921
		16,300,991

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland - 4.6%
Chubb, Ltd.	14,405	$1,823,961
Novartis AG	51,887	4,520,448
		6,344,409
United Kingdom - 11.1%
Amcor PLC	341,568	3,449,885
Associated British Foods PLC	68,029	1,608,490
Direct Line Insurance Group PLC	384,008	1,287,600
Ferguson PLC	19,200	1,569,917
Tesco PLC	1,090,576	3,067,423
Unilever NV	80,464	4,290,156
		15,273,471
United States - 54.6%
Alphabet, Inc., Class A (A)	4,448	6,307,486
Apple, Inc.	24,232	8,839,834
Arthur J. Gallagher & Company	24,670	2,405,078
AutoZone, Inc. (A)	2,496	2,815,788
Cisco Systems, Inc.	37,468	1,747,508
Colgate-Palmolive Company	17,744	1,299,925
Comcast Corp., Class A	89,915	3,504,887
Electronic Arts, Inc. (A)	13,521	1,785,448
Fortune Brands Home & Security, Inc.	28,262	1,806,790
Intel Corp.	23,987	1,435,142
Johnson & Johnson	30,354	4,268,683
Johnson Controls International PLC	51,683	1,764,458
JPMorgan Chase & Co.	17,375	1,634,293
Merck & Company, Inc.	36,688	2,837,083
Microsoft Corp.	39,622	8,063,473
Northrop Grumman Corp.	3,727	1,145,829
Oracle Corp.	72,321	3,997,182
Otis Worldwide Corp.	26,561	1,510,258
Philip Morris International, Inc.	40,055	2,806,253
PPG Industries, Inc.	11,016	1,168,357
Stanley Black & Decker, Inc.	10,122	1,410,804
Starbucks Corp.	17,785	1,308,798
The Home Depot, Inc.	8,620	2,159,396
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Union Pacific Corp.	8,177	$1,382,485
United Parcel Service, Inc., Class B	13,985	1,554,852
Verizon Communications, Inc.	90,812	5,006,466
Waste Management, Inc.	13,094	1,386,786
		75,353,342
TOTAL COMMON STOCKS (Cost $123,222,783)		$135,456,349
PREFERRED SECURITIES - 2.0%
South Korea - 2.0%
Samsung Electronics Company, Ltd.	70,579	2,749,353
TOTAL PREFERRED SECURITIES (Cost $2,736,036)		$2,749,353
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (A)(B)	$7,466,240	11,199
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$11,199
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (C)	2,631,132	2,631,132
TOTAL SHORT-TERM INVESTMENTS (Cost $2,631,132)		$2,631,132
Total Investments (Global Equity Trust) (Cost $128,593,267) - 102.0%		$140,848,033
Other assets and liabilities, net - (2.0%)		(2,804,083)
TOTAL NET ASSETS - 100.0%		$138,043,950
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,490,242	EUR	8,336,847	TD	9/16/2020	$108,131	—
						$108,131	—
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
OTC	Over-the-counter
TD	The Toronto-Dominion Bank

See Notes to financial statements regarding investment transactions and other derivatives information.
Global Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
France - 9.6%
Capgemini SE	29,520	$3,406,636
The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Cie Generale des Etablissements Michelin SCA	39,608	$4,128,445
Danone SA	71,215	4,943,237
Sanofi	15,269	1,557,197
TOTAL SA	41,864	1,614,202
		15,649,717
Ireland - 3.8%
Accenture PLC, Class A	9,827	2,110,053
CRH PLC	117,809	4,054,998
		6,165,051
Japan - 2.4%
FANUC Corp.	10,371	1,859,209
Mitsubishi Estate Company, Ltd.	138,569	2,064,930
		3,924,139
Netherlands - 11.6%
Akzo Nobel NV	30,186	2,711,916
Heineken NV	55,368	5,105,338
Koninklijke Ahold Delhaize NV	210,437	5,735,236
Koninklijke Philips NV (A)	60,689	2,835,251
Wolters Kluwer NV	31,361	2,451,295
		18,839,036
Switzerland - 4.5%
Chubb, Ltd.	16,643	2,107,337
Novartis AG	59,948	5,222,734
		7,330,071
United Kingdom - 10.9%
Amcor PLC	396,282	4,002,493
Associated British Foods PLC	78,926	1,866,135
Direct Line Insurance Group PLC	445,521	1,493,852
Ferguson PLC	22,276	1,821,426
Tesco PLC	1,264,906	3,557,744
Unilever NV	92,956	4,956,183
		17,697,833
United States - 53.5%
Alphabet, Inc., Class A (A)	5,161	7,318,557
Apple, Inc.	28,028	10,224,614
Arthur J. Gallagher & Company	28,535	2,781,877
AutoZone, Inc. (A)	2,895	3,265,907
Cisco Systems, Inc.	43,476	2,027,721
Colgate-Palmolive Company	20,592	1,508,570
Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Comcast Corp., Class A	103,875	$4,049,048
Electronic Arts, Inc. (A)	15,616	2,062,093
Fortune Brands Home & Security, Inc.	32,724	2,092,045
Intel Corp.	27,822	1,664,590
Johnson & Johnson	35,067	4,931,472
Johnson Controls International PLC	59,945	2,046,522
JPMorgan Chase & Co.	20,172	1,897,378
Merck & Company, Inc.	42,553	3,290,623
Microsoft Corp.	45,778	9,316,281
Northrop Grumman Corp.	4,310	1,325,066
Oracle Corp.	83,650	4,623,336
Otis Worldwide Corp.	30,842	1,753,676
Philip Morris International, Inc.	46,458	3,254,847
PPG Industries, Inc.	12,726	1,349,720
Stanley Black & Decker, Inc.	11,740	1,636,321
Starbucks Corp.	20,547	1,512,054
The Home Depot, Inc.	9,958	2,494,579
Union Pacific Corp.	9,491	1,604,643
United Parcel Service, Inc., Class B	16,156	1,796,224
Verizon Communications, Inc.	105,328	5,806,733
Waste Management, Inc.	15,127	1,602,101
		87,236,598
TOTAL COMMON STOCKS (Cost $141,643,335)		$156,842,445
PREFERRED SECURITIES - 2.0%
South Korea - 2.0%
Samsung Electronics Company, Ltd.	81,860	3,188,799
TOTAL PREFERRED SECURITIES (Cost $3,173,329)		$3,188,799
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
Federated Government Obligations Fund, Institutional Class, 0.0700% (B)	3,649,140	3,649,140
TOTAL SHORT-TERM INVESTMENTS (Cost $3,649,140)		$3,649,140
Total Investments (Global Trust) (Cost $148,465,804) - 100.5%		$163,680,384
Other assets and liabilities, net - (0.5%)		(782,471)
TOTAL NET ASSETS - 100.0%		$162,897,913
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-20.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	10,965,760	EUR	9,633,038	TD	9/16/2020	$124,457	—
						$124,457	—
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
OTC	Over-the-counter
TD	The Toronto-Dominion Bank

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	$338,076
Financials – 0.2%
Diversified financial services – 0.1%
Arya Sciences Acquisition Corp. II (C)	11,246	130,454
Insurance – 0.1%
Selectquote, Inc. (C)	13,895	351,960
		482,414
Health care – 97.8%
Biotechnology – 38.4%
AbbVie, Inc.	61,225	6,011,071
Abcam PLC	16,112	266,106
ACADIA Pharmaceuticals, Inc. (C)	56,186	2,723,335
Acceleron Pharma, Inc. (C)	26,194	2,495,502
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	406,677
ADC Therapeutics SA (C)	4,086	191,266
Adverum Biotechnologies, Inc. (C)	18,906	394,757
Agenus, Inc. (C)	29,800	117,114
Agios Pharmaceuticals, Inc. (C)	13,637	729,307
Aimmune Therapeutics, Inc. (C)	21,335	356,508
Akero Therapeutics, Inc. (C)	3,303	82,311
Akouos, Inc. (C)	9,814	220,815
Alector, Inc. (C)	10,504	256,718
Alexion Pharmaceuticals, Inc. (C)	32,431	3,640,055
Alkermes PLC (C)	25,733	499,349
Allakos, Inc. (C)	393	28,241
Allogene Therapeutics, Inc. (C)	21,156	905,900
Alnylam Pharmaceuticals, Inc. (C)	24,272	3,594,926
Amarin Corp. PLC, ADR (C)	41,914	290,045
Amgen, Inc.	22,297	5,258,970
Apellis Pharmaceuticals, Inc. (C)	18,572	606,562
Aprea Therapeutics, Inc. (C)	4,627	179,435
Arcturus Therapeutics Holdings, Inc. (C)	5,543	259,080
Arcutis Biotherapeutics, Inc. (C)	4,960	149,990
Ardelyx, Inc. (C)	22,814	157,873
Argenx SE, ADR (C)	16,980	3,824,405
Ascendis Pharma A/S, ADR (C)	20,318	3,005,032
Assembly Biosciences, Inc. (C)	6,574	153,306
Avidity Biosciences, Inc. (C)	4,804	135,761
Avrobio, Inc. (C)	5,677	99,064
Beam Therapeutics, Inc. (C)	2,319	64,932
BeiGene, Ltd., ADR (C)	5,546	1,044,866
BELLUS Health, Inc. (C)	14,194	146,056
Biogen, Inc. (C)	9,860	2,638,043
BioMarin Pharmaceutical, Inc. (C)	16,274	2,007,235
BioNTech SE, ADR (C)	2,800	186,872
Bluebird Bio, Inc. (C)	10,204	622,852
Blueprint Medicines Corp. (C)	11,214	874,692
Burning Rock Biotech, Ltd., ADR (C)	12,445	336,139
CareDx, Inc. (C)	7,783	275,752
ChemoCentryx, Inc. (C)	4,777	274,869
Constellation Pharmaceuticals, Inc. (C)	5,100	153,255
Cortexyme, Inc. (C)	1,200	55,560
CRISPR Therapeutics AG (C)	6,014	441,969
Cyclerion Therapeutics, Inc. (C)	8,100	47,871
Deciphera Pharmaceuticals, Inc. (C)	10,718	640,079
Denali Therapeutics, Inc. (C)	16,575	400,784
Dicerna Pharmaceuticals, Inc. (C)	18,678	474,421
Enanta Pharmaceuticals, Inc. (C)	8,454	424,475
Epizyme, Inc. (C)	14,713	236,291
Esperion Therapeutics, Inc. (C)	2,800	143,668
Exact Sciences Corp. (C)	25,302	2,199,756
Exelixis, Inc. (C)	96,496	2,290,815
Fate Therapeutics, Inc. (C)	11,590	397,653
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
FibroGen, Inc. (C)	21,047	$853,035
G1 Therapeutics, Inc. (C)	5,707	138,452
Generation Bio Company (C)	13,116	275,436
Global Blood Therapeutics, Inc. (C)	16,532	1,043,665
Gritstone Oncology, Inc. (C)	5,800	38,512
Halozyme Therapeutics, Inc. (C)	5,800	155,498
Homology Medicines, Inc. (C)	13,262	201,450
IGM Biosciences, Inc. (C)	5,654	412,742
Immunomedics, Inc. (C)	28,366	1,005,291
Incyte Corp. (C)	46,258	4,809,444
Insmed, Inc. (C)	33,464	921,599
Intellia Therapeutics, Inc. (C)	9,257	194,582
Intercept Pharmaceuticals, Inc. (C)	3,147	150,773
Invitae Corp. (C)	7,700	233,233
Ionis Pharmaceuticals, Inc. (C)	29,670	1,749,343
Iovance Biotherapeutics, Inc. (C)	52,341	1,436,760
IVERIC bio, Inc. (C)	37,600	191,760
Kadmon Holdings, Inc. (C)	47,954	245,524
Karuna Therapeutics, Inc. (C)	8,747	974,941
Karyopharm Therapeutics, Inc. (C)	12,771	241,883
Kodiak Sciences, Inc. (C)	21,217	1,148,264
Krystal Biotech, Inc. (C)	5,697	235,970
Legend Biotech Corp., ADR (C)	4,307	183,306
Madrigal Pharmaceuticals, Inc. (C)	1,400	158,550
Mersana Therapeutics, Inc. (C)	7,192	168,293
Mirati Therapeutics, Inc. (C)	8,295	947,040
Moderna, Inc. (C)	10,579	679,278
Momenta Pharmaceuticals, Inc. (C)	15,065	501,213
MorphoSys AG (C)	2,748	348,411
Neurocrine Biosciences, Inc. (C)	24,015	2,929,830
Novavax, Inc. (C)	2,200	183,370
Orchard Therapeutics PLC, ADR (C)	13,631	81,786
Passage Bio, Inc. (C)	3,328	90,954
PhaseBio Pharmaceuticals, Inc. (C)	10,305	47,403
Principia Biopharma, Inc. (C)	7,778	465,047
Protagonist Therapeutics, Inc. (C)	12,146	214,498
PTC Therapeutics, Inc. (C)	9,074	460,415
Puma Biotechnology, Inc. (C)	15,100	157,493
Radius Health, Inc. (C)	11,891	162,074
RAPT Therapeutics, Inc. (C)	9,095	263,937
Regeneron Pharmaceuticals, Inc. (C)	9,978	6,222,780
REGENXBIO, Inc. (C)	6,300	232,029
Replimune Group, Inc. (C)	6,100	151,585
REVOLUTION Medicines, Inc. (C)	2,388	75,389
Rocket Pharmaceuticals, Inc. (C)	13,355	279,520
Sage Therapeutics, Inc. (C)	16,812	699,043
Sarepta Therapeutics, Inc. (C)	10,668	1,710,507
Scholar Rock Holding Corp. (C)	3,787	68,961
Seattle Genetics, Inc. (C)	26,462	4,496,423
Stoke Therapeutics, Inc. (C)	7,038	167,716
Swedish Orphan Biovitrum AB (C)	15,051	348,982
Translate Bio, Inc. (C)	12,877	230,756
Trillium Therapeutics, Inc. (C)	8,500	68,765
Turning Point Therapeutics, Inc. (C)	8,319	537,324
Twist Bioscience Corp. (C)	7,669	347,406
Ultragenyx Pharmaceutical, Inc. (C)	24,986	1,954,405
uniQure NV (C)	3,900	175,734
Verastem, Inc. (C)	16,400	28,208
Vertex Pharmaceuticals, Inc. (C)	40,696	11,814,456
Xencor, Inc. (C)	17,455	565,367
Zai Lab, Ltd., ADR (C)	2,709	222,490
Zeneca, Inc. (B)(C)	13,151	8,088
Zentalis Pharmaceuticals, Inc. (C)	5,348	256,811
Zymeworks, Inc. (C)	10,723	386,779
		109,168,965

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies – 20.2%
Alcon, Inc. (C)	23,101	$1,327,366
AtriCure, Inc. (C)	11,762	528,702
Becton, Dickinson and Company	33,828	8,094,026
Danaher Corp.	35,774	6,325,916
DexCom, Inc. (C)	8,410	3,409,414
DiaSorin SpA	7,740	1,486,432
Envista Holdings Corp. (C)	47,804	1,008,186
GenMark Diagnostics, Inc. (C)	27,332	402,054
Hologic, Inc. (C)	52,900	3,015,300
ICU Medical, Inc. (C)	3,925	723,417
Inari Medical, Inc. (C)	3,430	166,149
Insulet Corp. (C)	6,900	1,340,394
Intuitive Surgical, Inc. (C)	16,590	9,453,480
iRhythm Technologies, Inc. (C)	6,282	728,021
Lantheus Holdings, Inc. (C)	26,433	377,992
Nevro Corp. (C)	12,340	1,474,260
Novocure, Ltd. (C)	9,176	544,137
Penumbra, Inc. (C)	7,576	1,354,740
Quidel Corp. (C)	13,284	2,972,162
Shockwave Medical, Inc. (C)	8,231	389,902
Stryker Corp.	28,815	5,192,175
Tandem Diabetes Care, Inc. (C)	7,400	732,008
Teleflex, Inc.	5,818	2,117,636
The Cooper Companies, Inc.	4,858	1,377,923
West Pharmaceutical Services, Inc.	10,353	2,351,891
Zimmer Biomet Holdings, Inc.	5,350	638,576
		57,532,259
Health care providers and services – 14.7%
Acadia Healthcare Company, Inc. (C)	10,300	258,736
Amedisys, Inc. (C)	4,507	894,820
Anthem, Inc.	12,305	3,235,969
Centene Corp. (C)	86,323	5,485,827
Cigna Corp.	25,476	4,780,571
Guardant Health, Inc. (C)	6,194	502,519
HCA Healthcare, Inc.	27,183	2,638,382
Humana, Inc.	14,214	5,511,479
McKesson Corp.	3,200	490,944
Molina Healthcare, Inc. (C)	12,209	2,172,958
Option Care Health, Inc. (C)	9,759	135,455
The Pennant Group, Inc. (C)	11,735	265,211
UnitedHealth Group, Inc.	51,832	15,287,844
		41,660,715
Health care technology – 1.2%
Livongo Health, Inc. (C)	3,900	293,241
Phreesia, Inc. (C)	6,466	182,858
Schrodinger, Inc. (C)	4,954	453,638
Teladoc Health, Inc. (C)	3,800	725,192
Veeva Systems, Inc., Class A (C)	7,199	1,687,590
		3,342,519
Life sciences tools and services – 8.1%
10X Genomics, Inc., Class A (C)	5,936	530,144
Adaptive Biotechnologies Corp. (C)	11,072	535,663
Agilent Technologies, Inc.	45,787	4,046,197
Avantor, Inc. (C)	84,504	1,436,568
Bio-Techne Corp.	1,200	316,884
Bruker Corp.	33,902	1,379,133
Evotec SE (C)	26,952	735,636
Lonza Group AG	1,758	931,208
Mettler-Toledo International, Inc. (C)	999	804,744
PPD, Inc. (C)	15,758	422,314
PRA Health Sciences, Inc. (C)	7,908	769,369
Quanterix Corp. (C)	15,800	432,762
Repligen Corp. (C)	1,226	151,546
Thermo Fisher Scientific, Inc.	28,337	10,267,629
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Wuxi Biologics Cayman, Inc. (C)(D)	21,500	$394,645
		23,154,442
Pharmaceuticals – 15.2%
Arvinas, Inc. (C)	4,500	150,930
Astellas Pharma, Inc.	60,200	1,005,314
AstraZeneca PLC, ADR	93,575	4,949,182
Axsome Therapeutics, Inc. (C)	7,621	627,056
Bayer AG	13,777	1,021,199
Bristol-Myers Squibb Company	47,552	2,796,058
Cara Therapeutics, Inc. (C)	17,533	299,814
Catalent, Inc. (C)	14,481	1,061,457
Chugai Pharmaceutical Company, Ltd.	39,100	2,093,412
Daiichi Sankyo Company, Ltd.	21,900	1,791,236
Eisai Company, Ltd.	12,000	953,386
Elanco Animal Health, Inc. (C)	30,608	656,542
Eli Lilly & Company	39,095	6,418,617
GW Pharmaceuticals PLC, ADR (C)	4,477	549,417
Horizon Therapeutics PLC (C)	13,700	761,446
Intra-Cellular Therapies, Inc. (C)	6,949	178,381
Ipsen SA	9,704	823,205
Kala Pharmaceuticals, Inc. (C)	4,300	45,193
Merck & Company, Inc.	79,602	6,155,623
Merck KGaA	2,951	343,637
Milestone Pharmaceuticals, Inc. (C)	6,904	26,097
MyoKardia, Inc. (C)	15,614	1,508,625
Nektar Therapeutics (C)	12,200	282,552
Odonate Therapeutics, Inc. (C)	9,305	393,974
Reata Pharmaceuticals, Inc., Class A (C)	3,604	562,296
Roche Holding AG	11,488	3,980,012
Royalty Pharma PLC, Class A (C)	25,299	1,228,266
Sanofi	16,922	1,725,783
Tricida, Inc. (C)	18,325	503,571
WaVe Life Sciences, Ltd. (C)	13,514	140,681
Zogenix, Inc. (C)	9,122	246,385
		43,279,347
		278,138,247
Industrials – 0.3%
Industrial conglomerates – 0.3%
General Electric Company	117,100	799,793
TOTAL COMMON STOCKS (Cost $199,754,593)		$279,758,530
PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	33,198	754,923
Health care – 0.5%
Health care equipment and supplies – 0.5%
Sartorius AG	4,418	1,458,152
Information technology – 0.2%
Software – 0.2%
Doximity, Inc. (A)(B)(C)	31,611	488,706
TOTAL PREFERRED SECURITIES (Cost $1,191,474)		$2,701,781
RIGHTS – 0.1%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (C)(E)	64,896	232,328
TOTAL RIGHTS (Cost $225,295)		$232,328

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
Short-term funds – 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (F)	500,000	$500,000
T. Rowe Price Government Reserve Fund, 0.2119% (F)	1,908,515	1,908,515
TOTAL SHORT-TERM INVESTMENTS (Cost $2,408,515)		$2,408,515
Total Investments (Health Sciences Trust) (Cost $203,579,877) – 100.2%		$285,101,154
Other assets and liabilities, net – (0.2%)		(665,797)
TOTAL NET ASSETS – 100.0%		$284,435,357
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-20.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Argentina - 0.0%
Globant SA (A)	1,200	$179,820
YPF SA, ADR (B)	6,300	36,225
		216,045
Australia - 4.5%
Afterpay, Ltd. (A)	7,435	321,100
AGL Energy, Ltd.	24,640	291,494
AMP, Ltd. (A)	145,968	188,871
Ampol, Ltd.	9,411	191,761
APA Group	44,410	343,391
Aristocrat Leisure, Ltd.	21,036	376,680
ASX, Ltd.	7,786	462,785
Aurizon Holdings, Ltd.	76,706	261,020
AusNet Services	82,399	95,201
Australia & New Zealand Banking Group, Ltd.	103,756	1,346,245
BHP Group PLC	74,830	1,531,246
BHP Group, Ltd.	102,554	2,553,371
BlueScope Steel, Ltd.	20,070	165,333
Brambles, Ltd.	57,919	439,163
CIMIC Group, Ltd.	3,702	62,210
Coca-Cola Amatil, Ltd.	21,130	127,275
Cochlear, Ltd.	2,361	309,972
Coles Group, Ltd.	45,471	540,529
Commonwealth Bank of Australia	61,627	2,976,226
Computershare, Ltd.	16,916	156,633
Crown Resorts, Ltd.	14,067	94,762
CSL, Ltd.	15,801	3,142,635
Dexus	39,487	253,439
Evolution Mining, Ltd.	56,369	223,925
Fortescue Metals Group, Ltd.	54,593	530,734
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Goodman Group	64,495	$665,472
Insurance Australia Group, Ltd.	92,277	370,340
Lendlease Group	20,344	175,838
Macquarie Group, Ltd.	11,836	982,292
Magellan Financial Group, Ltd.	4,432	180,983
Medibank Pvt., Ltd.	99,625	206,547
Mirvac Group	141,329	213,491
National Australia Bank, Ltd.	105,529	1,337,298
Newcrest Mining, Ltd.	28,639	635,041
Northern Star Resources, Ltd.	25,763	242,970
Oil Search, Ltd.	55,389	122,751
Orica, Ltd.	13,519	156,342
Origin Energy, Ltd.	71,385	290,482
Qantas Airways, Ltd.	26,994	71,531
QBE Insurance Group, Ltd. (B)	49,037	302,612
Ramsay Health Care, Ltd.	6,659	307,527
REA Group, Ltd.	2,146	161,708
Santos, Ltd.	64,049	238,042
Scentre Group	211,217	320,657
SEEK, Ltd.	11,910	182,209
Sonic Healthcare, Ltd.	16,282	343,823
South32, Ltd.	112,851	159,766
South32, Ltd. (London Stock Exchange)	74,597	104,469
Stockland	87,409	202,684
Suncorp Group, Ltd.	50,553	324,848
Sydney Airport	39,872	157,358
Tabcorp Holdings, Ltd.	75,725	178,609
Telstra Corp., Ltd.	168,147	364,984
The GPT Group	79,169	229,994
TPG Telecom, Ltd. (A)	13,013	79,924
Transurban Group	99,243	973,245
Treasury Wine Estates, Ltd.	26,341	191,653
Tuas, Ltd. (A)	6,507	3,031
Vicinity Centres	127,154	127,447
Washington H Soul Pattinson & Company, Ltd.	3,863	52,470
Wesfarmers, Ltd.	41,503	1,290,415
Westpac Banking Corp.	127,744	1,601,060
WiseTech Global, Ltd.	5,291	71,576
Woodside Petroleum, Ltd.	35,379	534,669
Woolworths Group, Ltd.	46,073	1,187,610
		32,329,769
Austria - 0.1%
ANDRITZ AG	2,752	100,340
Erste Group Bank AG	11,010	260,030
OMV AG	5,543	187,042
Raiffeisen Bank International AG (A)	4,926	88,044
Verbund AG	2,442	109,675
voestalpine AG (B)	4,357	94,091
		839,222
Belgium - 0.6%
Ageas SA/NV	6,383	226,211
Anheuser-Busch InBev SA/NV	26,526	1,307,631
Colruyt SA	2,769	152,182
Elia Group SA/NV	1,076	117,059
Galapagos NV (A)	1,603	316,395
Groupe Bruxelles Lambert SA	4,654	389,818
KBC Group NV	8,597	493,906
Proximus SADP	5,996	122,181
Sofina SA	537	141,796
Solvay SA	2,881	231,130
Telenet Group Holding NV	2,144	88,339
UCB SA	4,152	481,823

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Umicore SA (B)	6,530	$308,241
		4,376,712
Brazil - 1.0%
Ambev SA	161,630	420,266
Atacadao SA	13,900	50,482
B2W Cia Digital (A)	7,539	148,407
B3 SA - Brasil Bolsa Balcao	73,407	743,641
Banco Bradesco SA	42,418	147,891
Banco BTG Pactual SA	10,911	153,490
Banco do Brasil SA	30,113	178,028
Banco Santander Brasil SA	14,000	72,135
BB Seguridade Participacoes SA	24,400	122,357
BR Malls Participacoes SA	28,116	52,116
Braskem SA, ADR (B)	1,584	13,702
BRF SA (A)	19,720	77,094
CCR SA	40,100	106,922
Centrais Eletricas Brasileiras SA (A)	9,400	53,585
Centrais Eletricas Brasileiras SA, ADR	1,429	8,374
Cia Brasileira de Distribuicao	4,938	64,453
Cia Brasileira de Distribuicao, ADR	628	8,208
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	119,578
Cia Siderurgica Nacional SA, ADR (B)	11,800	23,128
Cielo SA	44,260	37,602
Cogna Educacao	54,565	66,324
Cosan SA	5,611	73,175
Energisa SA	6,100	54,964
Engie Brasil Energia SA	7,275	56,307
Equatorial Energia SA (A)	30,700	131,085
Hypera SA	10,908	66,795
IRB Brasil Resseguros SA	25,200	50,974
JBS SA	34,073	132,518
Klabin SA	24,000	89,723
Localiza Rent a Car SA	21,027	158,183
Lojas Renner SA	25,927	199,288
Magazine Luiza SA	23,027	303,394
Multiplan Empreendimentos Imobiliarios SA	9,975	37,603
Natura & Company Holding SA	24,552	180,141
Notre Dame Intermedica Participacoes SA	17,255	215,795
Petrobras Distribuidora SA	25,000	99,070
Petroleo Brasileiro SA	133,029	546,490
Porto Seguro SA	1,919	17,792
Raia Drogasil SA	8,100	164,767
Rumo SA (A)	38,235	158,126
Sul America SA	10,299	85,356
Suzano SA (A)	13,763	93,110
Suzano SA, ADR (A)(B)	3,164	21,389
Telefonica Brasil SA, ADR	6,017	53,311
TIM Participacoes SA	28,020	73,166
Ultrapar Participacoes SA	25,400	85,848
Vale SA	128,797	1,324,420
WEG SA	30,058	279,737
		7,420,310
Canada - 6.5%
Agnico Eagle Mines, Ltd.	9,016	577,314
Air Canada (A)(B)	4,700	58,681
Algonquin Power & Utilities Corp.	19,604	253,425
Alimentation Couche-Tard, Inc., Class B	30,600	959,518
AltaGas, Ltd.	11,500	132,569
Atco, Ltd., Class I	3,400	100,853
B2Gold Corp.	36,100	205,283
Bank of Montreal	23,076	1,228,250
Barrick Gold Corp.	42,277	1,137,580
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Barrick Gold Corp. (London Stock Exchange)	20,657	$541,407
BCE, Inc.	5,524	230,384
BlackBerry, Ltd. (A)(B)	21,000	102,401
Brookfield Asset Management, Inc., Class A (B)	47,472	1,562,352
CAE, Inc.	10,400	168,686
Cameco Corp.	16,300	167,130
Canadian Apartment Properties REIT (B)	2,900	103,794
Canadian Imperial Bank of Commerce (B)	15,700	1,049,365
Canadian National Railway Company	25,500	2,256,044
Canadian Natural Resources, Ltd. (B)	41,660	722,667
Canadian Pacific Railway, Ltd.	4,900	1,246,367
Canadian Tire Corp., Ltd., Class A (B)	2,100	181,971
Canadian Utilities, Ltd., Class A	4,600	114,526
Canopy Growth Corp. (A)(B)	8,000	129,582
CCL Industries, Inc., Class B	6,000	193,930
Cenovus Energy, Inc.	40,300	188,498
CGI, Inc. (A)	8,900	560,708
CI Financial Corp.	6,700	85,231
Constellation Software, Inc.	700	790,382
Cronos Group, Inc. (A)(B)	8,100	48,805
Dollarama, Inc.	10,100	335,972
Emera, Inc. (B)	8,200	322,661
Empire Company, Ltd., Class A	6,200	148,469
Enbridge, Inc.	72,200	2,195,357
Fairfax Financial Holdings, Ltd.	1,000	308,950
First Capital Real Estate Investment Trust	2,700	27,605
First Quantum Minerals, Ltd.	26,954	214,822
Fortis, Inc.	15,335	583,195
Franco-Nevada Corp. (B)	6,755	943,640
George Weston, Ltd.	2,799	205,039
Gildan Activewear, Inc. (B)	8,400	130,121
Great-West Lifeco, Inc.	9,900	173,556
Hydro One, Ltd. (C)	10,900	204,977
iA Financial Corp., Inc.	3,400	113,851
IGM Financial, Inc. (B)	3,000	72,901
Imperial Oil, Ltd.	8,630	138,833
Intact Financial Corp.	5,000	475,877
Inter Pipeline, Ltd. (B)	15,900	148,038
Keyera Corp. (B)	8,500	129,416
Kinross Gold Corp. (A)	41,629	300,504
Kirkland Lake Gold, Ltd.	8,100	333,522
Loblaw Companies, Ltd.	6,140	298,995
Lundin Mining Corp.	26,800	143,712
Magna International, Inc.	10,900	485,426
Manulife Financial Corp. (B)(D)	68,800	936,017
Metro, Inc.	9,357	385,969
National Bank of Canada	12,400	561,909
Nutrien, Ltd.	20,490	658,348
Onex Corp.	3,500	158,114
Open Text Corp.	9,700	411,907
Pan American Silver Corp.	7,300	221,699
Parkland Corp.	5,400	134,085
Pembina Pipeline Corp.	18,998	474,950
Power Corp. of Canada	19,412	341,454
Quebecor, Inc., Class B	6,400	137,513
Restaurant Brands International, Inc. (B)	9,046	492,346
RioCan Real Estate Investment Trust (B)	6,300	71,279
Ritchie Bros Auctioneers, Inc. (B)	3,800	154,704
Rogers Communications, Inc., Class B	13,300	534,410
Royal Bank of Canada	49,600	3,365,245
Saputo, Inc.	9,100	216,976
Shaw Communications, Inc., Class B	16,857	274,907
Shopify, Inc., Class A (A)(B)	3,700	3,515,136

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
SmartCentres Real Estate Investment Trust	3,100	$47,747
Sun Life Financial, Inc. (B)	20,700	760,698
Suncor Energy, Inc.	54,435	917,809
TC Energy Corp.	33,197	1,418,257
Teck Resources, Ltd., Class B	19,461	203,842
TELUS Corp. (B)	15,592	261,513
The Bank of Nova Scotia (B)	43,400	1,795,972
The Toronto-Dominion Bank	64,700	2,887,576
Thomson Reuters Corp.	6,954	472,479
TMX Group, Ltd.	2,000	197,746
Wheaton Precious Metals Corp.	16,105	708,331
WSP Global, Inc. (B)	3,800	233,050
Yamana Gold, Inc.	33,100	179,934
		46,665,064
Chile - 0.1%
Antofagasta PLC	16,040	185,652
Banco Santander Chile, ADR	4,908	80,491
Cencosud SA	61,383	85,939
Cia Cervecerias Unidas SA, ADR (B)	1,518	21,738
Enel Americas SA, ADR	24,015	180,353
Enel Chile SA, ADR	14,822	55,879
Sociedad Quimica y Minera de Chile SA, ADR	3,144	81,964
		692,016
China - 9.9%
3SBio, Inc. (A)(C)	40,500	51,548
51job, Inc., ADR (A)	900	64,611
58.com, Inc., ADR (A)	3,300	178,002
AAC Technologies Holdings, Inc. (B)	27,342	168,859
AECC Aviation Power Company, Ltd., Class A (A)	3,600	12,010
Agile Group Holdings, Ltd.	54,000	64,009
Agricultural Bank of China, Ltd., Class A	165,700	79,323
Agricultural Bank of China, Ltd., H Shares	1,041,000	421,339
Aier Eye Hospital Group Company, Ltd., Class A	8,944	55,057
Air China, Ltd., H Shares	84,534	50,822
Airtac International Group	4,000	70,661
Aisino Corp., Class A (A)	4,100	9,450
Alibaba Group Holding, Ltd., ADR (A)	65,400	14,106,738
Aluminum Corp. of China, Ltd., A Shares (A)	29,100	11,414
Aluminum Corp. of China, Ltd., H Shares (A)	185,220	34,935
Anhui Conch Cement Company, Ltd., Class A	8,900	66,945
Anhui Conch Cement Company, Ltd., H Shares	44,290	300,116
Anhui Gujing Distillery Company, Ltd., Class A (A)	900	19,166
ANTA Sports Products, Ltd.	44,000	391,471
Autohome, Inc., ADR	2,100	158,550
AVIC Aircraft Company, Ltd., Class A	6,200	15,633
Avic Capital Company, Ltd., Class A	20,000	11,243
AVIC Jonhon Optronic Technology Company, Ltd., Class A	2,300	13,391
AviChina Industry & Technology Company, Ltd., H Shares	72,000	32,844
BAIC Motor Corp., Ltd., H Shares (C)	63,000	27,571
Baidu, Inc., ADR (A)	9,800	1,174,922
Bank of Beijing Company, Ltd., Class A	47,000	32,620
Bank of China, Ltd., Class A (A)	78,100	38,492
Bank of China, Ltd., H Shares	2,831,563	1,048,905
Bank of Communications Company, Ltd., Class A	87,300	63,407
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Communications Company, Ltd., H Shares	337,527	$208,987
Bank of Hangzhou Company, Ltd., Class A	11,400	14,425
Bank of Jiangsu Company, Ltd., Class A	25,700	20,650
Bank of Nanjing Company, Ltd., Class A	13,600	14,132
Bank of Ningbo Company, Ltd., Class A	12,500	46,580
Bank of Shanghai Company, Ltd., Class A	31,610	37,190
Baoshan Iron & Steel Company, Ltd., Class A	41,300	26,737
Baozun, Inc., ADR (A)(B)	1,300	49,985
BeiGene, Ltd., ADR (A)	1,500	282,600
Beijing Capital International Airport Company, Ltd., H Shares	52,789	33,037
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	13,757
Bilibili, Inc., ADR (A)(B)	3,400	157,488
BOE Technology Group Company, Ltd., Class A	75,300	50,074
BYD Company, Ltd., Class A	4,000	40,919
BYD Company, Ltd., H Shares	24,105	187,930
BYD Electronic International Company, Ltd.	13,500	31,188
CGN Power Company, Ltd., H Shares (C)	446,000	92,470
Changchun High & New Technology Industry Group, Inc., Class A	800	49,230
China Aoyuan Group, Ltd.	64,000	78,221
China Cinda Asset Management Company, Ltd., H Shares	304,800	60,124
China CITIC Bank Corp., Ltd., H Shares	310,800	136,195
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,892
China Communications Construction Company, Ltd., H Shares	152,335	86,402
China Communications Services Corp., Ltd., H Shares	129,600	81,218
China Conch Venture Holdings, Ltd.	57,900	245,750
China Construction Bank Corp., Class A	15,400	13,769
China Construction Bank Corp., H Shares	3,428,914	2,789,021
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	9,491
China Eastern Airlines Corp., Ltd., H Shares	50,000	18,002
China Everbright Bank Company, Ltd., Class A	88,600	44,937
China Everbright Bank Company, Ltd., H Shares	120,000	45,312
China Evergrande Group (B)	65,959	171,635
China Fortune Land Development Company, Ltd., Class A	6,700	21,751
China Galaxy Securities Company, Ltd., H Shares	129,500	70,499
China Greatwall Technology Group Company, Ltd., Class A	6,500	12,204
China Hongqiao Group, Ltd.	34,500	15,362
China Huarong Asset Management Company, Ltd., H Shares (C)	351,700	35,618
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (A)(C)	36,800	72,811
China Life Insurance Company, Ltd., Class A (A)	4,500	17,403
China Life Insurance Company, Ltd., H Shares	265,624	535,966
China Literature, Ltd. (A)(C)	6,400	43,397

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Longyuan Power Group Corp., Ltd., H Shares	99,000	$55,817
China Medical System Holdings, Ltd.	48,300	57,120
China Merchants Bank Company, Ltd., Class A	45,900	219,746
China Merchants Bank Company, Ltd., H Shares	139,323	645,643
China Merchants Securities Company, Ltd., Class A	12,700	39,536
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	41,072
China Minsheng Banking Corp., Ltd., Class A	78,880	63,357
China Minsheng Banking Corp., Ltd., H Shares	242,496	166,925
China Molybdenum Company, Ltd., Class A	28,400	14,856
China Molybdenum Company, Ltd., H Shares	129,000	42,591
China National Building Material Company, Ltd., H Shares	138,000	148,019
China National Nuclear Power Company, Ltd., Class A	20,900	12,120
China Oilfield Services, Ltd., H Shares	56,000	51,033
China Pacific Insurance Group Company, Ltd., Class A	14,000	54,211
China Pacific Insurance Group Company, Ltd., H Shares	94,100	252,911
China Petroleum & Chemical Corp., Class A	56,700	31,461
China Petroleum & Chemical Corp., H Shares	909,361	380,348
China Railway Construction Corp., Ltd., Class A	25,600	30,452
China Railway Construction Corp., Ltd., H Shares	67,500	53,467
China Railway Group, Ltd., Class A	30,000	21,379
China Railway Group, Ltd., H Shares	179,000	92,398
China Railway Signal & Communication Corp., Ltd., H Shares (C)	53,000	22,888
China Reinsurance Group Corp., H Shares	203,000	20,798
China Resources Pharmaceutical Group, Ltd. (C)	66,000	38,231
China Shenhua Energy Company, Ltd., Class A	9,800	19,973
China Shenhua Energy Company, Ltd., H Shares	127,500	197,877
China Shipbuilding Industry Company, Ltd., Class A	50,900	28,892
China Southern Airlines Company, Ltd., Class A	13,800	10,150
China Southern Airlines Company, Ltd., H Shares (A)(B)	64,000	28,620
China State Construction Engineering Corp., Ltd., Class A	93,340	63,169
China Telecom Corp., Ltd., H Shares	481,604	135,281
China Tourism Group Duty Free Corp., Ltd., Class A (A)	4,300	94,240
China Tower Corp., Ltd., H Shares (C)	1,496,000	265,848
China United Network Communications, Ltd., Class A	69,100	47,507
China Vanke Company, Ltd., Class A	21,600	80,210
China Vanke Company, Ltd., H Shares	63,600	202,989
China Yangtze Power Company, Ltd., Class A	48,900	131,301
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	$34,802
Chongqing Zhifei Biological Products Company, Ltd., Class A (A)	2,100	29,687
CIFI Holdings Group Company, Ltd.	128,078	100,895
CITIC Securities Company, Ltd., Class A	21,900	74,948
CITIC Securities Company, Ltd., H Shares (B)	75,500	144,015
CNOOC, Ltd.	636,258	714,090
Contemporary Amperex Technology Company, Ltd., Class A	4,900	122,128
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	19,707
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	92,000	26,570
Country Garden Holdings Company, Ltd.	278,226	345,084
Country Garden Services Holdings Company, Ltd.	53,000	247,423
CRRC Corp., Ltd., Class A	54,100	42,755
CRRC Corp., Ltd., H Shares	164,150	69,689
CSC Financial Company, Ltd., Class A	6,200	34,691
CSPC Pharmaceutical Group, Ltd.	223,200	422,716
Dali Foods Group Company, Ltd. (C)	73,000	44,491
Daqin Railway Company, Ltd., Class A	33,100	32,998
Dongfeng Motor Group Company, Ltd., H Shares	123,220	74,313
East Money Information Company, Ltd., Class A	17,880	51,324
ENN Energy Holdings, Ltd.	32,100	362,746
Eve Energy Company, Ltd., Class A	4,181	28,404
Everbright Securities Company, Ltd., Class A	8,700	19,805
Focus Media Information Technology Company, Ltd., Class A	32,700	25,882
Foshan Haitian Flavouring & Food Company, Ltd., Class A	6,000	105,684
Fosun International, Ltd.	102,500	131,366
Founder Securities Company, Ltd., Class A	13,200	13,278
Foxconn Industrial Internet Company, Ltd., Class A	6,400	13,796
Fuyao Glass Industry Group Company, Ltd., Class A (A)	4,500	13,333
Fuyao Glass Industry Group Company, Ltd., H Shares (A)(C)	16,800	40,224
GD Power Development Company, Ltd., Class A	43,700	11,462
GDS Holdings, Ltd., ADR (A)(B)	2,100	167,286
Gemdale Corp., Class A	7,300	14,195
Genscript Biotech Corp. (A)(B)	28,000	57,906
GF Securities Company, Ltd., Class A	13,200	26,460
GF Securities Company, Ltd., H Shares	47,800	51,481
Gigadevice Semiconductor Beijing, Inc., Class A	980	32,876
Glodon Company, Ltd., Class A	2,500	24,746
GoerTek, Inc., Class A	5,200	21,745
GOME Retail Holdings, Ltd. (A)	386,127	64,723
Great Wall Motor Company, Ltd., H Shares (B)	123,000	77,412
Gree Electric Appliances, Inc. of Zhuhai, Class A	6,700	53,811
Greenland Holdings Corp., Ltd., Class A	13,100	11,486
Greentown Service Group Company, Ltd.	22,000	26,077
GSX Techedu, Inc., ADR (A)(B)	2,700	161,973
Guangdong Haid Group Company, Ltd., Class A	3,500	23,626

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Automobile Group Company, Ltd., H Shares	142,310	$103,683
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	10,549
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	51,309
Guosen Securities Company, Ltd., Class A	6,600	10,577
Guotai Junan Securities Company, Ltd., Class A	16,700	40,897
Guotai Junan Securities Company, Ltd., H Shares (C)	21,400	29,761
Haidilao International Holding, Ltd. (C)	19,000	80,749
Haier Smart Home Company, Ltd., Class A	13,600	34,157
Haitian International Holdings, Ltd.	29,000	59,056
Haitong Securities Company, Ltd., Class A	18,000	32,138
Haitong Securities Company, Ltd., H Shares	113,200	91,969
Hangzhou Hikvision Digital Technology Company, Ltd., Class A	20,800	89,870
Hangzhou Tigermed Consulting Company, Ltd., Class A	1,700	24,471
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	28,777
Hengan International Group Company, Ltd.	25,000	196,780
Hengli Petrochemical Company, Ltd., Class A	9,500	18,873
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	17,055
Hua Hong Semiconductor, Ltd. (A)(B)(C)	9,000	31,551
Huadong Medicine Company, Ltd., Class A	2,800	10,045
Hualan Biological Engineering, Inc., Class A	4,030	28,621
Huaneng Power International, Inc., H Shares	149,436	56,363
Huatai Securities Company, Ltd., Class A	16,400	43,756
Huatai Securities Company, Ltd., H Shares (C)	65,400	104,692
Huaxia Bank Company, Ltd., Class A	28,500	24,717
Huayu Automotive Systems Company, Ltd., Class A	5,100	15,105
Huazhu Group, Ltd., ADR (B)	4,700	164,735
Hundsun Technologies, Inc., Class A	1,690	25,867
Iflytek Company, Ltd., Class A	3,500	18,640
Industrial & Commercial Bank of China, Ltd., Class A	120,000	84,626
Industrial & Commercial Bank of China, Ltd., H Shares	2,114,735	1,278,502
Industrial Bank Company, Ltd., Class A (A)	46,200	103,425
Industrial Securities Company, Ltd., Class A	14,900	14,489
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	48,800	7,469
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	60,051
Inner Mongolia Yitai Coal Company, Ltd., Class B	37,900	24,665
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	18,214
iQIYI, Inc., ADR (A)(B)	4,500	104,355
JD.com, Inc., ADR (A)	26,300	1,582,734
Jiangsu Expressway Company, Ltd., H Shares	41,145	48,359
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,000	$22,794
Jiangsu Hengrui Medicine Company, Ltd., Class A	11,832	154,633
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	15,818
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	50,747
Jiangxi Copper Company, Ltd., H Shares	54,075	55,097
JOYY, Inc., ADR (A)	2,600	230,230
Kaisa Group Holdings, Ltd. (A)	49,000	18,656
Kingdee International Software Group Company, Ltd. (A)	70,000	163,792
Kingsoft Corp., Ltd.	29,000	135,837
Kweichow Moutai Company, Ltd., Class A	2,800	581,470
KWG Group Holdings, Ltd. (A)	45,000	76,458
Legend Holdings Corp., H Shares (C)	13,600	15,949
Lenovo Group, Ltd.	257,436	143,634
Lens Technology Company, Ltd., Class A	7,300	29,106
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	20,667
Li Ning Company, Ltd.	70,500	225,772
Lingyi iTech Guangdong Company, Class A (A)	12,700	19,231
Logan Group Company, Ltd.	48,000	85,758
Longfor Group Holdings, Ltd. (C)	64,100	306,836
LONGi Green Energy Technology Company, Ltd., Class A	8,100	46,855
Luxshare Precision Industry Company, Ltd., Class A	15,495	113,290
Luye Pharma Group, Ltd. (B)(C)	23,000	14,141
Luzhou Laojiao Company, Ltd., Class A	3,300	42,700
Mango Excellent Media Company, Ltd., Class A (A)	3,300	30,554
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A	8,300	16,976
Meituan Dianping, Class B (A)	123,800	2,766,481
Metallurgical Corp. of China, Ltd., A Shares	28,700	10,231
Momo, Inc., ADR	5,200	90,896
Muyuan Foodstuff Company, Ltd., Class A	6,630	77,123
NARI Technology Company, Ltd., Class A	10,300	29,682
NetEase, Inc., ADR	2,500	1,073,450
New China Life Insurance Company, Ltd., Class A	4,600	28,920
New China Life Insurance Company, Ltd., H Shares	29,500	99,484
New Hope Liuhe Company, Ltd., Class A	6,800	28,784
New Oriental Education & Technology Group, Inc., ADR (A)	5,100	664,173
NIO, Inc., ADR (A)(B)	13,200	101,904
Noah Holdings, Ltd., ADR (A)	1,000	25,470
Orient Securities Company, Ltd., Class A	9,600	12,930
Perfect World Company, Ltd., Class A (A)	2,900	23,740
PetroChina Company, Ltd., Class A	36,000	21,387
PetroChina Company, Ltd., H Shares	848,261	283,651
PICC Property & Casualty Company, Ltd., H Shares	252,363	209,730
Pinduoduo, Inc., ADR (A)	9,000	772,560
Ping An Bank Company, Ltd., Class A	38,200	69,392
Ping An Insurance Group Company of China, Ltd., Class A	24,100	243,916
Ping An Insurance Group Company of China, Ltd., H Shares	198,790	1,981,736

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	$55,558
Postal Savings Bank of China Company, Ltd., H Shares (C)	285,000	164,223
Power Construction Corp. of China, Ltd., Class A	20,500	10,072
Rongsheng Petro Chemical Company, Ltd., Class A	9,300	16,248
SAIC Motor Corp., Ltd., Class A	17,300	41,746
Sanan Optoelectronics Company, Ltd., Class A	6,600	23,451
Sangfor Technologies, Inc., Class A	700	20,473
Sany Heavy Industry Company, Ltd., Class A	18,600	49,612
SDIC Capital Company, Ltd., Class A	7,800	14,108
SDIC Power Holdings Company, Ltd., Class A	10,900	12,148
Seazen Group, Ltd. (A)	64,000	55,573
Seazen Holdings Company, Ltd., Class A (A)	5,000	22,179
Semiconductor Manufacturing International Corp. (A)	105,400	369,738
SF Holding Company, Ltd., Class A	3,600	27,887
Shaanxi Coal Industry Company, Ltd., Class A	13,400	13,722
Shandong Gold Mining Company, Ltd., Class A	4,200	22,071
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	178,628
Shanghai Electric Group Company, Ltd., H Shares (A)	144,864	41,313
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	15,295
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	58,670
Shanghai International Airport Company, Ltd., Class A	1,600	16,337
Shanghai International Port Group Company, Ltd., Class A (A)	13,700	8,151
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	30,495
Shanghai M&G Stationery, Inc., Class A	2,000	15,483
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	52,267
Shanghai Pudong Development Bank Company, Ltd., Class A (A)	65,300	97,882
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,400	28,762
Shengyi Technology Company, Ltd., Class A	5,100	21,269
Shennan Circuits Company, Ltd., Class A	1,120	26,706
Shenwan Hongyuan Group Company, Ltd., Class A (A)	36,200	25,932
Shenzhen Goodix Technology Company, Ltd., Class A	800	25,362
Shenzhen Inovance Technology Company, Ltd., Class A	3,700	19,948
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,400	32,104
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	700	30,252
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	11,359
Shenzhen Sunway Communication Company, Ltd., Class A	2,200	16,604
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhou International Group Holdings, Ltd.	27,000	$328,245
Shui On Land, Ltd.	73,000	12,308
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	12,870
Silergy Corp.	3,000	196,525
SINA Corp. (A)	2,300	82,593
Sino-Ocean Group Holding, Ltd.	177,213	42,649
Sinopec Engineering Group Company, Ltd., H Shares	47,000	20,181
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	119,901	28,871
Sinopharm Group Company, Ltd., H Shares	42,800	110,037
Sinotruk Hong Kong, Ltd.	24,500	63,939
SOHO China, Ltd. (A)	140,000	49,458
Songcheng Performance Development Company, Ltd., Class A	5,760	14,146
Spring Airlines Company, Ltd., Class A (A)	2,000	10,033
Sunac China Holdings, Ltd.	87,000	368,183
Suning.com Company, Ltd., Class A	20,700	25,758
Sunny Optical Technology Group Company, Ltd.	25,400	408,800
TAL Education Group, ADR (A)	13,700	936,806
TCL Technology Group Corp., Class A	21,800	19,211
Tencent Holdings, Ltd.	199,500	12,783,544
Tencent Music Entertainment Group, ADR (A)	3,200	43,072
The People's Insurance Company Group of China, Ltd., H Shares	265,000	77,711
Tingyi Cayman Islands Holding Corp.	76,000	118,390
Tongwei Company, Ltd., Class A	6,200	15,312
TravelSky Technology, Ltd., H Shares	31,000	54,887
Trip.com Group, Ltd., ADR (A)	18,700	484,704
Tsingtao Brewery Company, Ltd., H Shares	12,000	89,558
Uni-President China Holdings, Ltd.	46,000	46,014
Unisplendour Corp., Ltd., Class A (A)	3,800	23,242
Vipshop Holdings, Ltd., ADR (A)	15,300	304,623
Walvax Biotechnology Company, Ltd., Class A	3,400	25,162
Wanhua Chemical Group Company, Ltd., Class A	7,000	49,654
Want Want China Holdings, Ltd.	218,000	165,595
Weibo Corp., ADR (A)(B)	1,890	63,504
Weichai Power Company, Ltd., Class A	9,600	18,688
Weichai Power Company, Ltd., H Shares	78,720	148,319
Wens Foodstuffs Group Company, Ltd., Class A	14,160	43,804
Will Semiconductor, Ltd., Class A	1,300	37,413
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	31,201
Wuliangye Yibin Company, Ltd., Class A	8,600	208,954
WUS Printed Circuit Kunshan Company, Ltd., Class A	3,800	13,490
WuXi AppTec Company, Ltd., Class A	4,620	63,106
WuXi AppTec Company, Ltd., H Shares (C)	15,641	204,264
Wuxi Biologics Cayman, Inc. (A)(C)	31,500	578,202
Xiaomi Corp., Class B (A)(C)	279,200	463,961
Xinjiang Goldwind Science & Technology Company, Ltd., A Shares	7,700	10,916

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	22,200	$19,102
Xinyi Solar Holdings, Ltd.	165,352	159,008
Yangzijiang Shipbuilding Holdings, Ltd.	99,600	67,050
Yanzhou Coal Mining Company, Ltd., H Shares (B)	85,990	64,762
Yihai International Holding, Ltd. (A)	22,000	226,711
Yonghui Superstores Company, Ltd., Class A	10,200	13,560
Yonyou Network Technology Company, Ltd., Class A	5,200	32,574
Yum China Holdings, Inc.	12,700	610,489
Yunda Holding Company, Ltd., Class A	3,120	10,835
Yunnan Baiyao Group Company, Ltd., Class A	2,800	37,248
Yuzhou Properties Company, Ltd.	37,586	16,375
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	24,152
Zhaojin Mining Industry Company, Ltd., H Shares	37,500	44,540
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	17,943
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	13,116
Zhejiang Expressway Company, Ltd., H Shares	49,718	35,308
Zhejiang Longsheng Group Company, Ltd., Class A (A)	7,200	13,078
Zhejiang NHU Company, Ltd., Class A	4,800	19,820
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	8,060	25,079
Zhejiang Supor Company, Ltd., Class A	1,200	12,087
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	5,900	29,430
Zhongsheng Group Holdings, Ltd.	20,000	111,855
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	46,159
Zijin Mining Group Company, Ltd., Class A	27,800	17,534
Zijin Mining Group Company, Ltd., H Shares	285,469	134,863
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	13,061
ZTE Corp., Class A (A)	7,600	43,284
ZTE Corp., H Shares	25,887	79,900
ZTO Express Cayman, Inc., ADR	11,400	418,494
		71,756,199
Colombia - 0.0%
Bancolombia SA, ADR	3,447	90,691
Ecopetrol SA, ADR (B)	8,500	94,605
		185,296
Czech Republic - 0.0%
CEZ AS	6,817	145,967
Komercni banka AS (A)	3,440	80,244
Moneta Money Bank AS (C)	22,079	50,006
		276,217
Denmark - 1.5%
A.P. Moller - Maersk A/S, Series A	150	164,018
A.P. Moller - Maersk A/S, Series B (B)	245	287,142
Ambu A/S, Class B	5,684	179,684
Carlsberg A/S, Class B	4,239	562,126
Chr. Hansen Holding A/S (B)	4,322	445,795
Coloplast A/S, B Shares	4,136	644,670
Danske Bank A/S (A)	26,235	350,721
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Demant A/S (A)	5,000	$132,506
DSV Panalpina A/S	7,363	904,434
Genmab A/S (A)	2,265	763,742
GN Store Nord A/S	4,458	238,639
H Lundbeck A/S	2,300	86,904
Novo Nordisk A/S, B Shares	61,599	4,013,035
Novozymes A/S, B Shares	8,505	493,085
Orsted A/S (C)	6,586	761,268
Pandora A/S	4,042	220,752
Tryg A/S	4,500	130,744
Vestas Wind Systems A/S (B)	7,479	765,871
		11,145,136
Egypt - 0.0%
Commercial International Bank Egypt SAE	51,581	207,545
Finland - 0.8%
Elisa OYJ	5,862	356,710
Fortum OYJ (B)	16,798	320,473
Kone OYJ, B Shares (B)	11,833	816,111
Metso OYJ	4,686	153,998
Neste OYJ (B)	16,732	657,164
Nokia OYJ (B)	140,582	614,322
Nokia OYJ (Euronext Paris Exchange)	56,247	245,207
Nordea Bank ABP	1,569	10,851
Nordea Bank ABP (Nasdaq Stockholm Exchange)	113,451	786,817
Orion OYJ, Class B (B)	3,379	163,862
Sampo OYJ, A Shares	17,454	601,633
Stora Enso OYJ, R Shares (B)	20,482	245,155
UPM-Kymmene OYJ	19,972	578,480
Wartsila OYJ ABP (B)	15,222	126,267
		5,677,050
France - 7.0%
Accor SA (A)	7,381	201,439
Aeroports de Paris	1,190	122,856
Air Liquide SA	16,847	2,435,843
Airbus SE (A)	20,795	1,490,034
Alstom SA	6,477	301,833
Amundi SA (A)(C)	2,415	189,851
Arkema SA	2,540	244,154
Atos SE (A)	3,698	317,040
AXA SA	70,994	1,493,915
BioMerieux	1,782	244,729
BNP Paribas SA (A)	39,973	1,597,074
Bollore SA	32,561	102,742
Bouygues SA (A)	8,158	279,447
Bureau Veritas SA (A)	10,297	218,393
Capgemini SE	5,840	673,942
Carrefour SA (B)	23,837	369,664
Casino Guichard Perrachon SA (A)(B)	2,522	93,435
Cie de Saint-Gobain (A)	18,075	652,160
Cie Generale des Etablissements Michelin SCA (B)	5,963	621,539
CNP Assurances (A)	6,491	75,285
Covivio	2,169	157,325
Credit Agricole SA (A)	43,230	410,497
Danone SA	22,689	1,574,908
Dassault Aviation SA (A)(B)	98	89,914
Dassault Systemes SE	4,830	838,450
Edenred	8,562	375,512
Eiffage SA (A)	3,075	281,874
Electricite de France SA	23,423	217,764
Engie SA	67,111	832,302
EssilorLuxottica SA (A)	10,415	1,339,451
Eurazeo SE (A)	1,144	58,785

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Faurecia SE (A)	2,970	$116,687
Gecina SA	1,814	224,041
Getlink SE (A)	18,178	262,866
Hermes International	1,164	977,299
ICADE	1,225	85,539
Iliad SA	724	141,331
Ingenico Group SA (A)	2,422	389,151
Ipsen SA	1,496	126,907
JCDecaux SA (A)	2,889	53,967
Kering SA	2,784	1,522,059
Klepierre SA	8,046	160,829
La Francaise des Jeux SAEM (B)(C)	2,992	92,477
Legrand SA	9,814	745,689
L'Oreal SA (B)	8,949	2,888,247
LVMH Moet Hennessy Louis Vuitton SE	9,670	4,269,239
Natixis SA (A)	35,715	94,199
Orange SA	73,305	876,575
Orpea	1,800	207,905
Pernod Ricard SA	7,802	1,228,547
Peugeot SA (A)	21,593	354,105
Publicis Groupe SA	8,370	271,898
Remy Cointreau SA (B)	922	125,784
Renault SA (A)	7,048	180,383
Safran SA (A)	12,026	1,209,705
Sanofi	39,285	4,006,449
Sartorius Stedim Biotech	1,192	302,215
Schneider Electric SE	19,045	2,118,493
Schneider Electric SE (Euronext London Exchange)	623	69,217
SCOR SE (A)	6,432	177,640
SEB SA	927	153,770
Societe Generale SA (A)	30,012	501,789
Sodexo SA	3,211	217,730
Suez SA	11,179	131,393
Teleperformance	2,217	564,627
Thales SA	4,046	327,463
TOTAL SA (B)	85,718	3,305,135
Ubisoft Entertainment SA (A)(B)	3,042	251,908
Unibail-Rodamco-Westfield	3,595	202,638
Unibail-Rodamco-Westfield, CHESS Depositary Interest	27,093	77,214
Valeo SA	9,342	246,397
Veolia Environnement SA	20,459	461,986
Vinci SA	18,767	1,740,130
Vivendi SA	31,379	810,820
Wendel SE	1,176	112,234
Worldline SA (A)(B)(C)	2,944	256,685
		50,543,519
Germany - 5.6%
adidas AG (A)	6,334	1,669,963
Allianz SE	14,713	3,006,476
BASF SE	32,288	1,813,587
Bayer AG	34,135	2,530,196
Bayerische Motoren Werke AG	12,119	773,682
Beiersdorf AG	3,796	431,657
Brenntag AG	5,855	310,431
Carl Zeiss Meditec AG, Bearer Shares	1,435	139,729
Commerzbank AG (A)	37,723	168,125
Continental AG	4,355	428,144
Covestro AG (C)	7,081	269,702
Daimler AG	29,795	1,212,170
Delivery Hero SE (A)(C)	3,834	394,008
Deutsche Bank AG (A)	73,967	705,649
Deutsche Boerse AG	6,955	1,258,687
Deutsche Lufthansa AG (A)(B)	9,032	90,613
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Post AG	36,209	$1,329,584
Deutsche Telekom AG	117,221	1,966,870
Deutsche Wohnen SE	12,352	555,042
E.ON SE	78,119	881,778
Evonik Industries AG	6,743	171,744
Fraport AG Frankfurt Airport Services Worldwide (A)	1,636	71,665
Fresenius Medical Care AG & Company KGaA	7,798	670,858
Fresenius SE & Company KGaA	15,294	760,152
GEA Group AG	7,004	222,294
Hannover Rueck SE	2,322	401,296
HeidelbergCement AG	5,549	297,046
Henkel AG & Company KGaA	3,884	324,935
HOCHTIEF AG	894	79,547
Infineon Technologies AG	45,763	1,072,322
KION Group AG	2,424	149,245
Knorr-Bremse AG	2,071	210,176
LANXESS AG	3,216	170,066
LEG Immobilien AG	2,402	304,658
Merck KGaA	4,441	517,143
METRO AG	6,304	59,826
MTU Aero Engines AG	2,072	360,735
Muenchener Rueckversicherungs-Gesellschaft AG	5,283	1,375,660
Nemetschek SE	2,010	138,111
Puma SE (A)	3,000	232,604
RWE AG	21,604	756,289
SAP SE	36,353	5,081,744
Scout24 AG (C)	3,746	289,818
Siemens AG (B)	26,971	3,180,869
Siemens Healthineers AG (C)	5,866	281,966
Symrise AG	4,417	516,109
TeamViewer AG (A)(C)	4,526	246,616
Telefonica Deutschland Holding AG	32,281	95,202
thyssenkrupp AG (A)	16,095	114,826
Uniper SE	7,281	234,950
United Internet AG	4,503	191,318
Volkswagen AG	1,264	204,082
Vonovia SE	17,981	1,099,049
Zalando SE (A)(C)	5,780	410,034
		40,229,048
Greece - 0.0%
FF Group (A)(E)	1,869	3,150
Hellenic Telecommunications Organization SA	8,503	114,858
JUMBO SA	5,651	101,778
OPAP SA	9,294	88,570
		308,356
Hong Kong - 3.2%
AIA Group, Ltd.	432,000	4,042,485
Alibaba Health Information Technology, Ltd. (A)	122,000	358,763
Alibaba Pictures Group, Ltd. (A)	500,000	66,938
ASM Pacific Technology, Ltd.	10,700	113,078
Beijing Enterprises Holdings, Ltd.	19,786	66,443
Beijing Enterprises Water Group, Ltd. (A)	198,000	77,699
BOC Hong Kong Holdings, Ltd.	132,328	423,700
Bosideng International Holdings, Ltd.	168,000	52,309
Brilliance China Automotive Holdings, Ltd.	108,000	97,749
Budweiser Brewing Company APAC, Ltd. (B)(C)	42,500	124,416
China Education Group Holdings, Ltd.	12,000	19,352
China Everbright International, Ltd.	117,851	62,529

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Everbright, Ltd.	32,216	$46,935
China Gas Holdings, Ltd.	74,000	229,242
China Jinmao Holdings Group, Ltd.	224,000	159,412
China Mengniu Dairy Company, Ltd. (A)	111,004	425,654
China Merchants Port Holdings Company, Ltd.	44,745	53,074
China Mobile, Ltd.	218,030	1,472,152
China Overseas Land & Investment, Ltd.	142,882	436,281
China Power International Development, Ltd.	88,000	16,196
China Resources Beer Holdings Company, Ltd.	59,979	334,803
China Resources Cement Holdings, Ltd.	88,000	108,533
China Resources Gas Group, Ltd.	36,000	176,141
China Resources Land, Ltd.	110,964	424,126
China Resources Power Holdings Company, Ltd.	68,244	80,500
China State Construction International Holdings, Ltd.	71,250	41,859
China Taiping Insurance Holdings Company, Ltd.	60,500	97,731
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	38,700
China Unicom Hong Kong, Ltd.	215,982	117,515
CITIC, Ltd.	207,967	196,380
CK Asset Holdings, Ltd.	92,165	552,695
CK Hutchison Holdings, Ltd.	96,663	625,950
CK Infrastructure Holdings, Ltd.	24,772	128,053
CLP Holdings, Ltd.	58,900	578,471
COSCO SHIPPING Ports, Ltd.	97,757	52,730
Dairy Farm International Holdings, Ltd.	12,000	56,072
Far East Horizon, Ltd.	89,000	75,977
Galaxy Entertainment Group, Ltd.	77,000	528,201
Geely Automobile Holdings, Ltd.	179,000	284,387
Guangdong Investment, Ltd.	123,220	212,541
Haier Electronics Group Company, Ltd.	45,000	137,002
Hang Lung Properties, Ltd.	74,326	176,694
Hang Seng Bank, Ltd. (B)	27,319	460,114
Henderson Land Development Company, Ltd.	55,324	210,989
HK Electric Investments & HK Electric Investments, Ltd.	88,500	91,924
HKT Trust & HKT, Ltd.	145,233	213,125
Hong Kong & China Gas Company, Ltd.	381,278	592,570
Hong Kong Exchanges & Clearing, Ltd.	43,414	1,849,077
Hongkong Land Holdings, Ltd.	44,100	183,435
Hutchison China MediTech, Ltd., ADR (A)	1,900	52,402
Jardine Matheson Holdings, Ltd.	8,900	372,116
Jardine Strategic Holdings, Ltd.	8,100	174,726
Kerry Properties, Ltd.	21,438	55,688
Kingboard Holdings, Ltd.	22,500	58,730
Kingboard Laminates Holdings, Ltd.	21,500	21,728
Kunlun Energy Company, Ltd.	118,000	77,281
Lee & Man Paper Manufacturing, Ltd.	56,000	30,438
Link REIT (B)	74,944	615,303
Melco Resorts & Entertainment, Ltd., ADR	9,485	147,207
MTR Corp., Ltd. (B)	62,605	325,593
New World Development Company, Ltd.	57,618	273,575
Nine Dragons Paper Holdings, Ltd.	81,000	74,058
NWS Holdings, Ltd.	58,117	50,553
PCCW, Ltd.	181,876	103,990
Power Assets Holdings, Ltd.	56,082	306,436
Shanghai Industrial Holdings, Ltd.	33,930	52,408
Shenzhen International Holdings, Ltd.	35,084	56,161
Shenzhen Investment, Ltd.	118,638	37,770
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Shimao Group Holdings, Ltd.	51,000	$218,039
Sino Biopharmaceutical, Ltd.	249,000	469,314
Sino Land Company, Ltd.	122,951	155,558
SJM Holdings, Ltd.	83,000	93,054
SSY Group, Ltd.	54,000	36,996
Sun Art Retail Group, Ltd.	86,000	147,544
Sun Hung Kai Properties, Ltd.	45,630	582,934
Swire Pacific, Ltd., Class A (B)	18,163	96,532
Swire Properties, Ltd.	43,628	111,390
Techtronic Industries Company, Ltd.	55,500	549,148
The Bank of East Asia, Ltd.	59,561	136,531
The Wharf Holdings, Ltd. (B)	46,876	95,916
WH Group, Ltd. (C)	387,803	335,137
Wharf Real Estate Investment Company, Ltd. (B)	46,876	225,033
Wheelock & Company, Ltd.	29,000	233,276
Yuexiu Property Company, Ltd.	244,000	43,765
		23,387,032
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	73,263
OTP Bank NYRT (A)	7,225	253,997
Richter Gedeon NYRT	4,794	99,474
		426,734
India - 2.1%
Adani Ports & Special Economic Zone, Ltd.	28,084	128,430
Ambuja Cements, Ltd.	22,913	58,804
Asian Paints, Ltd.	10,113	226,038
Aurobindo Pharma, Ltd.	9,153	93,416
Avenue Supermarts, Ltd. (A)(C)	4,471	137,089
Axis Bank, Ltd.	80,176	434,427
Bajaj Auto, Ltd.	2,923	109,654
Bajaj Finance, Ltd.	5,420	203,783
Bajaj Finserv, Ltd.	1,261	97,519
Bharat Forge, Ltd.	9,316	39,222
Bharat Petroleum Corp., Ltd.	27,177	134,670
Bharti Airtel, Ltd. (A)	73,383	545,403
Bharti Infratel, Ltd.	15,904	46,694
Bosch, Ltd.	253	38,193
Britannia Industries, Ltd.	2,012	96,227
Cipla, Ltd.	12,134	102,975
Coal India, Ltd.	24,417	43,231
Dabur India, Ltd.	17,709	109,625
Divi's Laboratories, Ltd.	2,856	86,190
Dr. Reddy's Laboratories, Ltd., ADR	3,359	178,061
Eicher Motors, Ltd.	425	103,116
GAIL India, Ltd., GDR	9,954	78,628
Godrej Consumer Products, Ltd.	11,997	110,044
Grasim Industries, Ltd.	10,574	86,487
Havells India, Ltd.	11,177	85,830
HCL Technologies, Ltd.	37,954	280,173
Hero MotoCorp, Ltd.	4,200	142,162
Hindalco Industries, Ltd.	41,886	82,670
Hindustan Petroleum Corp., Ltd.	20,412	58,862
Hindustan Unilever, Ltd.	25,024	722,468
Housing Development Finance Corp., Ltd.	57,256	1,336,142
ICICI Bank, Ltd.	82,343	384,496
ICICI Bank, Ltd., ADR	47,107	437,624
ICICI Lombard General Insurance Company, Ltd. (C)	4,861	81,814
Indian Oil Corp., Ltd.	38,494	43,750
Infosys, Ltd., ADR	133,708	1,291,619
ITC, Ltd. (A)	113,026	292,743
JSW Steel, Ltd.	33,031	83,544
Jubilant Foodworks, Ltd.	2,527	57,874

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Larsen & Toubro, Ltd.	16,660	$209,382
LIC Housing Finance, Ltd.	9,991	35,161
Lupin, Ltd.	7,740	93,338
Mahindra & Mahindra, Ltd., GDR	23,120	153,449
Marico, Ltd.	14,917	69,708
Maruti Suzuki India, Ltd.	3,626	280,297
Motherson Sumi Systems, Ltd.	37,306	46,869
Nestle India, Ltd.	776	175,944
NTPC, Ltd.	66,405	84,043
Oil & Natural Gas Corp., Ltd.	90,136	98,053
Page Industries, Ltd.	194	51,006
Petronet LNG, Ltd.	21,320	73,542
Pidilite Industries, Ltd.	4,359	79,262
Piramal Enterprises, Ltd.	3,012	54,140
Power Grid Corp. of India, Ltd.	55,842	129,482
REC, Ltd.	22,831	32,765
Reliance Capital, Ltd., GDR (A)(C)	4,327	714
Reliance Industries, Ltd.	7,646	174,266
Reliance Industries, Ltd., GDR (C)	45,832	2,118,438
Shree Cement, Ltd.	276	84,342
Shriram Transport Finance Company, Ltd.	4,949	45,256
State Bank of India, GDR (A)	5,224	122,648
Sun Pharmaceutical Industries, Ltd.	29,344	184,188
Tata Consultancy Services, Ltd.	34,423	948,900
Tata Consumer Products, Ltd.	15,079	77,550
Tata Motors, Ltd., ADR (A)(B)	8,581	56,377
Tata Steel, Ltd., GDR	11,000	46,315
Tech Mahindra, Ltd.	18,378	132,281
Titan Company, Ltd.	10,263	129,550
Torrent Pharmaceuticals, Ltd.	1,767	55,511
UltraTech Cement, Ltd.	2,054	106,100
UltraTech Cement, Ltd., GDR	1,026	52,908
United Spirits, Ltd. (A)	10,125	79,253
UPL, Ltd. (A)	15,099	85,504
Vedanta, Ltd., ADR	13,934	78,170
Wipro, Ltd., ADR	30,298	100,286
Zee Entertainment Enterprises, Ltd.	20,071	45,649
		15,060,344
Indonesia - 0.4%
Adaro Energy Tbk PT	315,000	22,161
Astra International Tbk PT	679,000	229,663
Bank Central Asia Tbk PT	360,900	722,089
Bank Mandiri Persero Tbk PT	715,674	248,504
Bank Negara Indonesia Persero Tbk PT	276,500	89,338
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	411,945
Charoen Pokphand Indonesia Tbk PT (A)	276,000	108,224
Gudang Garam Tbk PT	26,000	86,096
Hanjaya Mandala Sampoerna Tbk PT	362,500	42,087
Indah Kiat Pulp & Paper Corp. Tbk PT	97,300	41,048
Indocement Tunggal Prakarsa Tbk PT (A)	53,500	44,411
Indofood CBP Sukses Makmur Tbk PT (A)	114,400	75,080
Indofood Sukses Makmur Tbk PT (A)	147,500	67,732
Kalbe Farma Tbk PT	855,000	87,713
Perusahaan Gas Negara Tbk PT	480,500	38,515
Semen Indonesia Persero Tbk PT	111,000	75,205
Telekomunikasi Indonesia Persero Tbk PT	1,600,100	342,761
Telekomunikasi Indonesia Persero Tbk PT, ADR (B)	358	7,833
Unilever Indonesia Tbk PT	332,500	184,512
United Tractors Tbk PT	55,279	64,324
		2,989,241
Ireland - 0.7%
AerCap Holdings NV (A)	5,178	159,482
CRH PLC	27,337	940,942
DCC PLC	3,819	318,670
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Experian PLC	33,477	$1,175,001
Flutter Entertainment PLC	2,746	362,537
Flutter Entertainment PLC (London Stock Exchange)	1,689	221,425
James Hardie Industries PLC, CHESS Depositary Interest	15,679	302,112
Kerry Group PLC, Class A (London Stock Exchange)	5,738	709,635
Kingspan Group PLC	5,492	350,665
Smurfit Kappa Group PLC	8,017	265,735
		4,806,204
Isle of Man - 0.0%
GVC Holdings PLC	22,751	208,533
Israel - 0.4%
Azrieli Group, Ltd.	1,424	64,901
Bank Hapoalim BM	35,772	213,851
Bank Leumi Le-Israel BM	54,437	273,705
Check Point Software Technologies, Ltd. (A)	4,016	431,439
CyberArk Software, Ltd. (A)	1,300	129,051
Elbit Systems, Ltd.	787	108,152
ICL Group, Ltd.	16,931	50,432
Israel Discount Bank, Ltd., Class A	41,515	126,620
Mizrahi Tefahot Bank, Ltd.	5,543	104,154
Nice, Ltd. (A)	1,954	368,333
Teva Pharmaceutical Industries, Ltd. (A)	33,126	404,941
Wix.com, Ltd. (A)	1,600	409,952
		2,685,531
Italy - 1.4%
Assicurazioni Generali SpA	42,969	652,708
Atlantia SpA (A)	19,839	320,901
Davide Campari-Milano SpA (B)	20,278	171,489
DiaSorin SpA	876	168,231
Enel SpA	290,158	2,509,404
Eni SpA	89,209	855,155
Ferrari NV	4,799	822,043
FinecoBank Banca Fineco SpA (A)	25,319	342,668
Infrastrutture Wireless Italiane SpA (C)	8,355	83,869
Intesa Sanpaolo SpA (A)	521,919	1,002,962
Leonardo SpA	15,427	102,841
Mediobanca Banca di Credito Finanziario SpA	22,013	158,962
Moncler SpA (A)	6,366	244,794
Nexi SpA (A)(C)	10,927	189,479
Pirelli & C. SpA (A)(B)(C)	14,232	60,548
Poste Italiane SpA (C)	21,903	191,327
Prysmian SpA	8,366	194,076
Recordati SpA	4,564	228,375
Snam SpA	82,226	400,863
Telecom Italia SpA	387,741	152,899
Telecom Italia SpA, Savings Shares	233,394	90,837
Terna Rete Elettrica Nazionale SpA	57,217	394,656
UniCredit SpA (A)	78,343	723,041
		10,062,128
Japan - 16.7%
ABC-Mart, Inc.	1,400	82,129
Acom Company, Ltd.	18,200	69,648
Advantest Corp.	7,300	416,615
Aeon Company, Ltd.	24,200	563,001
Aeon Mall Company, Ltd.	3,300	43,853
AGC, Inc.	6,500	186,352
Air Water, Inc.	5,000	70,645
Aisin Seiki Company, Ltd.	6,200	181,734
Ajinomoto Company, Inc.	16,300	270,498

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Alfresa Holdings Corp.	6,700	$140,441
Amada Company, Ltd.	12,000	98,254
ANA Holdings, Inc. (A)	4,100	93,697
Aozora Bank, Ltd. (B)	3,900	68,005
Asahi Group Holdings, Ltd. (B)	13,400	470,638
Asahi Intecc Company, Ltd.	7,000	199,782
Asahi Kasei Corp.	46,400	379,821
Astellas Pharma, Inc.	67,200	1,122,211
Bandai Namco Holdings, Inc.	7,499	394,733
Benesse Holdings, Inc.	2,400	64,367
Bridgestone Corp. (B)	20,300	655,192
Brother Industries, Ltd.	8,700	157,184
Calbee, Inc.	2,900	80,155
Canon, Inc. (B)	35,600	710,150
Casio Computer Company, Ltd.	6,700	116,886
Central Japan Railway Company	5,100	788,757
Chubu Electric Power Company, Inc.	22,000	275,923
Chugai Pharmaceutical Company, Ltd.	24,000	1,284,960
Coca-Cola Bottlers Japan Holdings, Inc.	4,700	85,242
Concordia Financial Group, Ltd.	39,100	125,709
Cosmos Pharmaceutical Corp.	300	46,030
CyberAgent, Inc.	3,600	176,953
Dai Nippon Printing Company, Ltd.	9,800	225,306
Daicel Corp.	10,034	77,767
Daifuku Company, Ltd.	4,000	350,528
Dai-ichi Life Holdings, Inc.	39,900	477,603
Daiichi Sankyo Company, Ltd.	20,100	1,644,011
Daikin Industries, Ltd.	8,800	1,423,840
Daito Trust Construction Company, Ltd.	2,600	239,620
Daiwa House Industry Company, Ltd.	20,700	488,828
Daiwa House REIT Investment Corp.	78	183,503
Daiwa Securities Group, Inc.	54,400	228,529
Denso Corp.	16,000	627,473
Dentsu Group, Inc. (B)	8,400	199,262
Disco Corp.	1,000	243,889
East Japan Railway Company	10,800	748,389
Eisai Company, Ltd.	9,200	730,930
Electric Power Development Company, Ltd.	5,200	98,574
ENEOS Holdings, Inc.	109,211	389,290
FamilyMart Company, Ltd.	8,800	151,078
FANUC Corp.	6,900	1,236,963
Fast Retailing Company, Ltd.	2,100	1,207,021
Fuji Electric Company, Ltd.	4,600	126,610
FUJIFILM Holdings Corp.	13,300	569,263
Fujitsu, Ltd.	7,000	819,583
Fukuoka Financial Group, Inc.	5,800	91,703
GLP J-REIT (A)	127	183,521
GMO Payment Gateway, Inc.	1,500	156,890
Hakuhodo DY Holdings, Inc.	9,300	110,995
Hamamatsu Photonics KK	5,400	235,142
Hankyu Hanshin Holdings, Inc.	8,400	283,737
Hikari Tsushin, Inc.	800	182,919
Hino Motors, Ltd.	10,000	67,846
Hirose Electric Company, Ltd.	1,223	134,295
Hisamitsu Pharmaceutical Company, Inc.	2,000	108,112
Hitachi Construction Machinery Company, Ltd.	4,100	113,894
Hitachi Metals, Ltd.	9,000	107,873
Hitachi, Ltd.	34,600	1,099,755
Honda Motor Company, Ltd.	58,500	1,497,230
Hoshizaki Corp.	1,900	162,850
Hoya Corp.	13,500	1,292,746
Hulic Company, Ltd. (B)	10,700	101,019
Idemitsu Kosan Company, Ltd.	7,206	153,791
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Iida Group Holdings Company, Ltd.	5,000	$76,842
Inpex Corp.	36,700	229,164
Isetan Mitsukoshi Holdings, Ltd.	12,219	70,320
Isuzu Motors, Ltd.	21,600	196,287
Ito En, Ltd.	1,900	107,253
ITOCHU Corp.	47,500	1,027,797
Itochu Techno-Solutions Corp.	3,400	127,863
Japan Airlines Company, Ltd.	4,000	72,182
Japan Airport Terminal Company, Ltd. (B)	1,500	64,008
Japan Exchange Group, Inc.	18,100	419,195
Japan Post Bank Company, Ltd.	14,000	104,121
Japan Post Holdings Company, Ltd.	58,300	416,068
Japan Post Insurance Company, Ltd.	8,300	109,364
Japan Prime Realty Investment Corp. (B)	28	82,141
Japan Real Estate Investment Corp.	47	241,209
Japan Retail Fund Investment Corp.	93	116,322
Japan Tobacco, Inc. (B)	42,700	793,057
JFE Holdings, Inc.	18,300	132,300
JGC Holdings Corp.	7,000	73,815
JSR Corp.	6,500	126,099
JTEKT Corp.	7,300	57,000
Kajima Corp.	16,500	197,288
Kakaku.com, Inc.	5,000	127,371
Kamigumi Company, Ltd.	4,500	88,499
Kansai Paint Company, Ltd.	7,000	147,922
Kao Corp.	17,200	1,364,954
Kawasaki Heavy Industries, Ltd.	5,000	72,218
KDDI Corp.	57,400	1,712,652
Keihan Holdings Company, Ltd.	3,400	151,841
Keikyu Corp.	8,900	136,189
Keio Corp.	3,700	211,752
Keisei Electric Railway Company, Ltd.	4,800	150,434
Keyence Corp.	6,496	2,722,224
Kikkoman Corp.	5,200	251,148
Kintetsu Group Holdings Company, Ltd.	6,200	278,191
Kirin Holdings Company, Ltd. (B)	29,300	617,637
Kobayashi Pharmaceutical Company, Ltd.	1,800	158,264
Kobe Bussan Company, Ltd.	2,100	119,250
Koito Manufacturing Company, Ltd.	4,000	161,838
Komatsu, Ltd.	34,200	700,434
Konami Holdings Corp.	3,700	123,465
Kose Corp.	1,200	145,256
Kubota Corp.	36,900	551,978
Kuraray Company, Ltd.	13,300	139,181
Kurita Water Industries, Ltd.	3,500	97,363
Kyocera Corp.	11,400	622,264
Kyowa Kirin Company, Ltd.	9,473	249,374
Kyushu Electric Power Company, Inc.	16,000	134,098
Kyushu Railway Company	5,700	148,107
Lasertec Corp.	2,600	245,780
Lawson, Inc.	1,900	95,571
LINE Corp. (A)	2,600	130,856
Lion Corp.	8,000	192,413
LIXIL Group Corp.	10,300	144,656
M3, Inc.	16,300	692,442
Makita Corp.	8,700	316,371
Marubeni Corp.	57,400	260,734
Marui Group Company, Ltd.	7,600	137,479
Maruichi Steel Tube, Ltd.	2,300	57,328
Mazda Motor Corp.	20,300	122,650
McDonald's Holdings Company Japan, Ltd. (B)	2,600	140,524
Mebuki Financial Group, Inc.	29,510	68,742
Medipal Holdings Corp.	6,090	117,541
MEIJI Holdings Company, Ltd.	4,100	326,262

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mercari, Inc. (A)	3,800	$117,995
MINEBEA MITSUMI, Inc.	13,900	253,364
MISUMI Group, Inc.	10,700	268,660
Mitsubishi Chemical Holdings Corp.	46,900	273,505
Mitsubishi Corp.	47,700	1,007,983
Mitsubishi Electric Corp.	65,000	848,983
Mitsubishi Estate Company, Ltd.	43,800	652,700
Mitsubishi Gas Chemical Company, Inc.	5,814	88,428
Mitsubishi Heavy Industries, Ltd.	11,700	276,238
Mitsubishi Materials Corp.	3,900	82,350
Mitsubishi Motors Corp.	24,700	61,217
Mitsubishi UFJ Financial Group, Inc.	442,700	1,742,257
Mitsubishi UFJ Lease & Finance Company, Ltd.	17,600	83,985
Mitsui & Company, Ltd.	58,900	872,699
Mitsui Chemicals, Inc.	6,800	142,230
Mitsui Fudosan Company, Ltd.	31,400	557,812
Miura Company, Ltd.	3,100	129,178
Mizuho Financial Group, Inc.	851,600	1,047,506
MonotaRO Company, Ltd.	4,500	180,803
MS&AD Insurance Group Holdings, Inc.	17,600	484,681
Murata Manufacturing Company, Ltd.	20,300	1,196,655
Nabtesco Corp. (B)	3,900	120,694
Nagoya Railroad Company, Ltd.	6,700	188,842
NEC Corp.	8,800	422,802
Nexon Company, Ltd.	18,000	406,016
NGK Insulators, Ltd.	9,000	124,700
NGK Spark Plug Company, Ltd.	6,300	90,549
NH Foods, Ltd.	3,119	125,510
Nidec Corp.	15,800	1,064,427
Nihon M&A Center, Inc.	5,200	236,485
Nikon Corp.	12,400	104,139
Nintendo Company, Ltd.	4,000	1,788,275
Nippon Building Fund, Inc.	48	273,368
Nippon Express Company, Ltd.	2,900	150,375
Nippon Paint Holdings Company, Ltd. (B)	5,200	379,272
Nippon Prologis REIT, Inc.	66	200,550
Nippon Shinyaku Company, Ltd.	1,700	138,758
Nippon Steel Corp.	30,600	289,153
Nippon Telegraph & Telephone Corp.	45,800	1,067,115
Nippon Yusen KK	5,500	77,842
Nissan Chemical Corp.	4,600	236,665
Nissan Motor Company, Ltd.	85,000	315,218
Nisshin Seifun Group, Inc.	7,400	110,494
Nissin Foods Holdings Company, Ltd.	2,200	194,920
Nitori Holdings Company, Ltd.	2,900	568,600
Nitto Denko Corp.	5,400	306,127
Nomura Holdings, Inc.	123,700	555,857
Nomura Real Estate Holdings, Inc.	4,500	83,778
Nomura Real Estate Master Fund, Inc.	151	180,852
Nomura Research Institute, Ltd.	12,246	334,472
NSK, Ltd.	13,215	98,619
NTT Data Corp.	22,500	251,559
NTT DOCOMO, Inc.	40,600	1,077,850
Obayashi Corp.	25,900	243,498
Obic Company, Ltd.	2,200	387,726
Odakyu Electric Railway Company, Ltd.	10,900	267,680
Oji Holdings Corp.	30,000	139,961
Olympus Corp.	43,100	829,783
Omron Corp.	6,600	442,056
Ono Pharmaceutical Company, Ltd.	12,500	364,832
Oracle Corp. Japan	1,500	177,919
Oriental Land Company, Ltd.	7,100	938,238
ORIX Corp.	49,000	608,446
Orix JREIT, Inc.	97	127,859
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Osaka Gas Company, Ltd.	13,800	$272,784
Otsuka Corp.	3,800	200,700
Otsuka Holdings Company, Ltd.	14,500	631,938
Pan Pacific International Holdings Corp.	15,000	330,250
Panasonic Corp.	81,700	716,431
Park24 Company, Ltd.	4,100	70,295
PeptiDream, Inc. (A)	3,300	152,049
Persol Holdings Company, Ltd.	6,200	85,479
Pigeon Corp.	4,100	158,691
Pola Orbis Holdings, Inc. (B)	3,200	55,867
Rakuten, Inc.	32,500	287,073
Recruit Holdings Company, Ltd.	44,300	1,523,486
Renesas Electronics Corp. (A)	29,900	153,698
Resona Holdings, Inc.	78,000	266,908
Ricoh Company, Ltd.	24,000	172,214
Rinnai Corp.	1,200	100,492
Rohm Company, Ltd.	3,400	226,071
Ryohin Keikaku Company, Ltd.	9,000	128,012
Santen Pharmaceutical Company, Ltd.	14,000	257,732
SBI Holdings, Inc.	9,613	208,607
SCSK Corp.	1,800	88,065
Secom Company, Ltd.	7,700	675,619
Sega Sammy Holdings, Inc.	6,900	82,712
Seibu Holdings, Inc.	7,100	77,335
Seiko Epson Corp.	11,600	132,886
Sekisui Chemical Company, Ltd.	13,400	191,992
Sekisui House, Ltd.	22,800	435,301
Seven & i Holdings Company, Ltd.	26,800	876,722
Seven Bank, Ltd.	20,400	55,913
SG Holdings Company, Ltd.	5,100	166,432
Sharp Corp. (B)	9,700	104,028
Shimadzu Corp.	8,000	213,577
Shimamura Company, Ltd.	700	47,412
Shimano, Inc.	2,600	499,951
Shimizu Corp.	21,600	177,943
Shin-Etsu Chemical Company, Ltd.	12,700	1,490,491
Shinsei Bank, Ltd.	6,900	83,457
Shionogi & Company, Ltd.	10,000	627,334
Shiseido Company, Ltd.	14,200	904,833
Showa Denko KK (B)	4,800	108,343
SMC Corp.	2,000	1,027,842
Softbank Corp.	59,600	759,676
SoftBank Group Corp.	56,500	2,849,163
Sohgo Security Services Company, Ltd.	2,900	135,411
Sompo Holdings, Inc.	12,300	423,432
Sony Corp.	45,400	3,133,970
Sony Financial Holdings, Inc.	5,600	135,212
Square Enix Holdings Company, Ltd.	3,400	172,258
Stanley Electric Company, Ltd.	5,300	128,300
Subaru Corp.	22,500	471,143
SUMCO Corp.	8,200	126,068
Sumitomo Chemical Company, Ltd.	56,000	168,493
Sumitomo Corp.	44,000	506,063
Sumitomo Dainippon Pharma Company, Ltd.	5,300	73,445
Sumitomo Electric Industries, Ltd.	29,000	334,535
Sumitomo Heavy Industries, Ltd.	4,002	87,528
Sumitomo Metal Mining Company, Ltd.	8,500	239,443
Sumitomo Mitsui Financial Group, Inc.	46,800	1,320,780
Sumitomo Mitsui Trust Holdings, Inc.	11,000	309,984
Sumitomo Realty & Development Company, Ltd.	12,200	336,753
Sumitomo Rubber Industries, Ltd. (B)	7,100	70,322
Sundrug Company, Ltd.	2,400	79,430
Suntory Beverage & Food, Ltd.	5,000	195,091

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Suzuken Company, Ltd.	2,640	$98,630
Suzuki Motor Corp.	13,500	460,973
Sysmex Corp.	6,100	468,246
T&D Holdings, Inc.	19,900	170,925
Taiheiyo Cement Corp.	4,200	97,583
Taisei Corp.	7,400	269,701
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	73,641
Taiyo Nippon Sanso Corp.	4,600	76,925
Takeda Pharmaceutical Company, Ltd.	53,876	1,935,655
TDK Corp.	4,700	467,892
Teijin, Ltd.	6,400	101,898
Terumo Corp.	23,000	875,444
The Bank of Kyoto, Ltd.	1,900	67,507
The Chiba Bank, Ltd.	21,600	102,119
The Chugoku Electric Power Company, Inc.	10,000	133,320
The Kansai Electric Power Company, Inc.	27,200	263,568
The Shizuoka Bank, Ltd.	17,000	109,361
The Yokohama Rubber Company, Ltd. (B)	5,000	70,700
THK Company, Ltd.	5,200	129,468
TIS, Inc.	7,800	165,146
Tobu Railway Company, Ltd.	6,800	224,668
Toho Company, Ltd.	4,067	146,905
Toho Gas Company, Ltd.	2,800	139,951
Tohoku Electric Power Company, Inc.	16,600	157,693
Tokio Marine Holdings, Inc.	22,800	998,025
Tokyo Century Corp.	1,500	76,809
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	155,040
Tokyo Electron, Ltd.	5,500	1,357,091
Tokyo Gas Company, Ltd.	13,900	332,830
Tokyu Corp.	17,900	252,003
Tokyu Fudosan Holdings Corp.	19,400	91,267
Toppan Printing Company, Ltd.	10,300	172,205
Toray Industries, Inc.	50,800	239,777
Toshiba Corp.	13,400	429,869
Tosoh Corp.	9,300	127,753
TOTO, Ltd.	5,400	207,622
Toyo Suisan Kaisha, Ltd.	3,600	201,146
Toyoda Gosei Company, Ltd.	2,466	51,524
Toyota Industries Corp.	5,200	276,394
Toyota Motor Corp.	73,880	4,645,876
Toyota Tsusho Corp.	7,900	201,461
Trend Micro, Inc.	4,600	257,069
Tsuruha Holdings, Inc.	1,300	179,547
Unicharm Corp.	14,800	606,985
United Urban Investment Corp.	114	122,784
USS Company, Ltd.	7,770	124,556
Welcia Holdings Company, Ltd.	1,700	137,338
West Japan Railway Company	6,000	336,534
Yakult Honsha Company, Ltd.	4,243	249,633
Yamada Denki Company, Ltd.	22,400	111,113
Yamaha Corp.	5,300	249,975
Yamaha Motor Company, Ltd.	10,100	159,075
Yamato Holdings Company, Ltd.	11,000	238,782
Yamazaki Baking Company, Ltd.	4,000	68,709
Yaskawa Electric Corp.	9,000	312,868
Yokogawa Electric Corp.	9,386	147,066
Z Holdings Corp.	94,400	463,289
ZOZO, Inc.	2,800	62,418
		120,301,618
Jordan - 0.0%
Hikma Pharmaceuticals PLC	5,062	138,906
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg - 0.2%
ArcelorMittal SA (A)	24,275	$257,116
Aroundtown SA (A)	37,519	215,051
Eurofins Scientific SE	430	271,215
Reinet Investments SCA	5,229	91,849
SES SA	14,498	99,063
Tenaris SA (B)	16,418	106,694
		1,040,988
Macau - 0.1%
Sands China, Ltd.	89,600	352,956
Wynn Macau, Ltd.	61,415	106,520
		459,476
Malaysia - 0.5%
AMMB Holdings BHD	59,087	43,058
Axiata Group BHD	101,690	84,671
CIMB Group Holdings BHD	188,437	157,201
Dialog Group BHD	166,000	140,683
DiGi.Com BHD	110,800	111,794
Gamuda BHD	73,538	62,832
Genting BHD	72,900	70,215
Genting Malaysia BHD	105,700	62,865
Genting Plantations BHD	15,000	34,630
HAP Seng Consolidated BHD	30,200	62,187
Hartalega Holdings BHD	60,200	183,628
Hong Leong Bank BHD	23,269	76,822
Hong Leong Financial Group BHD	6,104	18,782
IHH Healthcare BHD	108,100	139,351
IJM Corp. BHD	87,420	37,170
IOI Corp. BHD	114,466	116,301
Kuala Lumpur Kepong BHD	17,415	90,188
Malayan Banking BHD	122,385	215,043
Malaysia Airports Holdings BHD	34,427	43,968
Maxis BHD	67,200	84,406
MISC BHD	26,280	47,080
Nestle Malaysia BHD	2,800	91,516
Petronas Chemicals Group BHD	99,800	145,413
Petronas Dagangan BHD	12,200	58,798
Petronas Gas BHD	21,200	83,912
PPB Group BHD	21,240	88,400
Press Metal Aluminium Holdings BHD	60,400	64,265
Public Bank BHD	97,378	376,013
RHB Bank BHD	29,167	32,693
Sime Darby BHD	108,224	54,566
Sime Darby Plantation BHD	108,224	124,938
Telekom Malaysia BHD	42,705	41,483
Tenaga Nasional BHD	101,250	275,310
YTL Corp. BHD	156,867	30,513
		3,350,695
Mexico - 0.5%
Alfa SAB de CV, Class A (B)	108,680	61,044
America Movil SAB de CV, Series L (B)	1,171,132	752,578
Arca Continental SAB de CV	16,000	70,239
Cemex SAB de CV	521,849	147,124
Coca-Cola Femsa SAB de CV (B)	15,212	66,396
Fibra Uno Administracion SA de CV	90,200	71,345
Fomento Economico Mexicano SAB de CV (B)	66,720	414,146
Gruma SAB de CV, Class B	7,685	83,301
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (B)	9,700	70,022
Grupo Aeroportuario del Sureste SAB de CV, B Shares (A)(B)	5,780	64,755
Grupo Bimbo SAB de CV, Series A	58,984	98,955
Grupo Carso SAB de CV, Series A1	9,477	18,361

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Series O (A)	92,962	$321,663
Grupo Financiero Inbursa SAB de CV, Series O (A)	86,738	60,267
Grupo Mexico SAB de CV, Series B	115,366	268,030
Grupo Televisa SAB (A)	87,126	91,468
Industrias Penoles SAB de CV (B)	4,883	50,157
Infraestructura Energetica Nova SAB de CV	18,000	51,773
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	68,245
Orbia Advance Corp. SAB de CV	37,631	55,617
Promotora y Operadora de Infraestructura SAB de CV (A)	5,800	41,887
Wal-Mart de Mexico SAB de CV	186,488	446,007
		3,373,380
Netherlands - 2.9%
ABN AMRO Bank NV (C)	15,368	132,251
Adyen NV (A)(C)	629	916,447
Aegon NV (B)	73,280	216,612
Akzo Nobel NV	5,217	468,696
Altice Europe NV (A)	24,935	96,436
ASML Holding NV	14,772	5,403,766
EXOR NV	3,992	229,129
Heineken Holding NV	4,217	344,908
Heineken NV	9,090	838,165
ING Groep NV	127,050	885,650
Just Eat Takeaway.com NV (A)(C)	4,000	418,098
Koninklijke Ahold Delhaize NV	31,998	872,071
Koninklijke DSM NV	6,101	846,925
Koninklijke KPN NV	143,262	381,063
Koninklijke Philips NV (A)	28,738	1,342,574
Koninklijke Vopak NV	2,830	149,798
NN Group NV	12,137	407,896
Prosus NV (A)	15,743	1,467,831
QIAGEN NV (A)	8,350	359,957
Randstad NV	4,395	196,522
Royal Dutch Shell PLC, A Shares	149,196	2,388,808
Royal Dutch Shell PLC, B Shares	133,175	2,018,965
Wolters Kluwer NV	8,243	644,304
		21,026,872
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)	26,028	340,699
Auckland International Airport, Ltd.	36,599	155,647
Fisher & Paykel Healthcare Corp., Ltd.	19,921	458,915
Meridian Energy, Ltd.	43,320	135,042
Ryman Healthcare, Ltd.	12,940	109,782
Spark New Zealand, Ltd.	63,312	187,319
		1,387,404
Norway - 0.4%
DNB ASA	35,015	467,363
Equinor ASA	35,722	514,599
Gjensidige Forsikring ASA (A)	6,934	128,114
Mowi ASA	14,928	284,553
Norsk Hydro ASA (A)	48,185	134,431
Orkla ASA	29,206	256,417
Schibsted ASA, B Shares (A)	3,512	82,956
Telenor ASA	26,898	392,734
Yara International ASA	6,981	243,374
		2,504,541
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	73,705
Credicorp, Ltd.	2,434	325,353
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Peru (continued)
Southern Copper Corp. (B)	2,874	$114,299
		513,357
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	77,808
Aboitiz Power Corp.	72,200	39,202
Ayala Corp.	8,920	140,013
Ayala Land, Inc.	253,800	173,103
Bank of the Philippine Islands	34,118	49,437
BDO Unibank, Inc.	77,140	152,218
Globe Telecom, Inc.	970	40,317
GT Capital Holdings, Inc.	3,464	31,795
JG Summit Holdings, Inc.	85,100	111,078
Jollibee Foods Corp.	18,900	53,361
Manila Electric Company	8,090	43,664
Megaworld Corp.	564,000	34,692
Metro Pacific Investments Corp.	509,100	38,060
Metropolitan Bank & Trust Company	65,642	49,038
PLDT, Inc.	3,730	92,874
SM Investments Corp. (A)	8,302	157,670
SM Prime Holdings, Inc.	311,044	200,049
Universal Robina Corp.	30,280	79,268
		1,563,647
Poland - 0.2%
Bank Polska Kasa Opieki SA	5,522	75,662
CD Projekt SA (A)	2,349	236,717
Cyfrowy Polsat SA (A)	6,360	42,495
Dino Polska SA (A)(C)	1,719	87,563
Grupa Lotos SA	3,293	50,196
KGHM Polska Miedz SA (A)	5,681	132,000
LPP SA (A)	42	64,093
mBank SA (A)	525	30,698
Orange Polska SA (A)	26,179	41,403
PGE Polska Grupa Energetyczna SA (A)	26,654	46,606
Polski Koncern Naftowy ORLEN SA	11,432	181,672
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	72,579
Powszechna Kasa Oszczednosci Bank Polski SA	32,873	191,428
Powszechny Zaklad Ubezpieczen SA	23,000	169,273
Santander Bank Polska SA (A)	1,219	54,425
		1,476,810
Portugal - 0.1%
EDP - Energias de Portugal SA	84,624	403,931
Galp Energia SGPS SA	18,673	216,606
Jeronimo Martins SGPS SA (A)	7,332	128,309
		748,846
Romania - 0.0%
NEPI Rockcastle PLC	14,400	73,875
Russia - 0.9%
Evraz PLC	18,017	63,836
Gazprom PJSC, ADR	251,662	1,364,008
Gazprom PJSC, ADR (London Stock Exchange)	3,680	19,872
LUKOIL PJSC, ADR	23,756	1,763,170
MMC Norilsk Nickel PJSC, ADR	39,185	1,031,741
Mobile TeleSystems PJSC, ADR	20,264	186,226
Novatek PJSC, GDR	3,057	433,307
Rosneft Oil Company PJSC, GDR	30,000	150,771
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	9,131	45,890
Sberbank of Russia PJSC, ADR (A)	40,000	453,600
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)	34,900	404,191

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Severstal PAO, GDR	4,250	$51,432
Surgutneftegas PJSC, ADR	22,274	108,920
Surgutneftegas PJSC, ADR (London Stock Exchange)	23,070	124,334
Tatneft PJSC, ADR	7,986	376,077
VTB Bank PJSC, GDR (A)	50,760	47,372
		6,624,747
Saudi Arabia - 0.7%
Advanced Petrochemical Company	3,771	53,768
Al Rajhi Bank	43,550	658,495
Alinma Bank (A)	34,699	134,814
Almarai Company JSC	8,852	122,693
Arab National Bank	21,244	108,171
Bank AlBilad	13,065	77,377
Bank Al-Jazira	14,284	43,132
Banque Saudi Fransi	19,205	146,719
Bupa Arabia for Cooperative Insurance Company (A)	981	28,572
Dar Al Arkan Real Estate Development Company (A)	18,814	35,704
Emaar Economic City (A)	13,598	24,749
Etihad Etisalat Company (A)	13,413	95,352
Jarir Marketing Company	2,090	81,928
National Commercial Bank	42,661	425,435
National Industrialization Company (A)	11,652	32,592
Rabigh Refining & Petrochemical Company (A)	7,786	28,069
Riyad Bank	42,488	191,575
Sahara International Petrochemical Company	12,775	49,243
Samba Financial Group	34,840	250,516
Saudi Airlines Catering Company	1,428	29,567
Saudi Arabian Fertilizer Company	5,901	117,520
Saudi Arabian Mining Company (A)	15,250	143,038
Saudi Arabian Oil Company (C)	42,661	370,331
Saudi Basic Industries Corp.	26,663	627,930
Saudi Cement Company	2,665	37,716
Saudi Electricity Company	29,505	123,019
Saudi Industrial Investment Group	7,839	42,391
Saudi Kayan Petrochemical Company (A)	26,130	57,453
Saudi Telecom Company	20,888	553,383
The Company for Cooperative Insurance (A)	2,178	41,512
The Saudi British Bank	25,464	155,168
The Savola Group	9,302	104,861
Yanbu National Petrochemical Company	7,999	109,596
		5,102,389
Singapore - 0.7%
Ascendas Real Estate Investment Trust	113,599	260,643
BOC Aviation, Ltd. (C)	7,400	47,638
CapitaLand Commercial Trust	82,786	101,319
CapitaLand Mall Trust	90,402	128,274
CapitaLand, Ltd. (A)	89,999	190,136
City Developments, Ltd.	16,600	101,444
DBS Group Holdings, Ltd.	64,118	964,773
Genting Singapore, Ltd.	226,200	124,449
Jardine Cycle & Carriage, Ltd.	4,152	60,592
Keppel Corp., Ltd.	55,069	237,178
Mapletree Commercial Trust	74,500	104,241
Mapletree Logistics Trust	92,600	130,002
Oversea-Chinese Banking Corp., Ltd.	122,325	797,289
Singapore Airlines, Ltd.	57,850	156,150
Singapore Exchange, Ltd.	28,000	168,495
Singapore Technologies Engineering, Ltd.	54,000	128,884
Singapore Telecommunications, Ltd.	294,940	524,668
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Suntec Real Estate Investment Trust	103,300	$105,526
United Overseas Bank, Ltd.	40,908	597,742
UOL Group, Ltd.	20,239	99,509
Venture Corp., Ltd.	9,700	113,361
Wilmar International, Ltd.	72,000	212,960
		5,355,273
South Africa - 1.0%
Absa Group, Ltd.	25,092	123,875
Anglo American Platinum, Ltd.	1,548	112,660
AngloGold Ashanti, Ltd.	14,430	424,563
Aspen Pharmacare Holdings, Ltd. (A)	14,246	118,331
Bid Corp., Ltd.	11,078	181,910
Capitec Bank Holdings, Ltd.	1,337	66,449
Clicks Group, Ltd.	9,143	111,002
Discovery, Ltd.	16,606	100,316
Exxaro Resources, Ltd.	8,997	67,910
FirstRand, Ltd.	178,134	391,731
Gold Fields, Ltd.	29,492	278,469
Growthpoint Properties, Ltd.	106,448	82,237
Impala Platinum Holdings, Ltd.	29,527	198,852
Kumba Iron Ore, Ltd.	2,928	78,297
Life Healthcare Group Holdings, Ltd.	60,966	58,728
Momentum Metropolitan Holdings	19,936	20,288
Mr. Price Group, Ltd.	8,969	74,165
MTN Group, Ltd.	59,164	181,198
MultiChoice Group, Ltd. (A)	15,717	96,113
Naspers, Ltd., N Shares	15,480	2,844,920
Nedbank Group, Ltd.	13,031	76,406
Old Mutual, Ltd. (B)	182,601	125,943
Pick n Pay Stores, Ltd.	13,126	38,632
PSG Group, Ltd.	4,220	38,581
Rand Merchant Investment Holdings, Ltd.	32,688	55,039
Remgro, Ltd.	20,519	118,466
Sanlam, Ltd.	63,976	217,626
Sasol, Ltd. (A)	19,396	148,938
Shoprite Holdings, Ltd.	16,492	101,339
Sibanye Stillwater, Ltd. (A)	83,867	182,098
Standard Bank Group, Ltd.	46,838	282,725
The Bidvest Group, Ltd.	11,166	91,615
The SPAR Group, Ltd.	5,706	56,454
Tiger Brands, Ltd.	6,286	64,680
Vodacom Group, Ltd.	19,298	136,930
Woolworths Holdings, Ltd.	33,746	64,495
		7,411,981
South Korea - 3.0%
Amorepacific Corp.	1,183	165,475
AMOREPACIFIC Group	770	33,339
BGF retail Company, Ltd.	279	32,341
BNK Financial Group, Inc.	8,021	33,692
Celltrion Healthcare Company, Ltd. (A)	1,513	137,168
Celltrion, Inc. (A)	3,295	843,315
Cheil Worldwide, Inc.	1,346	18,578
CJ CheilJedang Corp.	326	89,013
CJ Corp.	456	32,948
CJ ENM Company, Ltd.	398	36,888
CJ Logistics Corp. (A)	392	51,668
Coway Company, Ltd.	1,930	116,677
Daelim Industrial Company, Ltd.	877	60,327
Daewoo Engineering & Construction Company, Ltd. (A)	2,130	6,113
DB Insurance Company, Ltd.	1,810	64,917
Doosan Bobcat, Inc.	1,853	41,215
E-MART, Inc.	817	72,239
Fila Holdings Corp.	1,753	51,731
GS Engineering & Construction Corp.	1,468	30,225

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
GS Holdings Corp.	2,038	$61,732
GS Retail Company, Ltd.	966	29,518
Hana Financial Group, Inc.	10,757	244,640
Hankook Tire & Technology Company, Ltd.	3,008	62,254
Hanmi Pharm Company, Ltd.	227	46,318
Hanon Systems	4,656	35,286
Hanwha Corp.	2,040	38,098
Hanwha Solutions Corp.	4,418	71,728
Helixmith Company, Ltd. (A)	812	41,621
HLB, Inc. (A)	1,351	104,392
Hotel Shilla Company, Ltd.	1,190	70,775
Hyundai Department Store Company, Ltd.	494	23,245
Hyundai Engineering & Construction Company, Ltd.	2,649	73,380
Hyundai Glovis Company, Ltd.	539	45,825
Hyundai Heavy Industries Holdings Company, Ltd.	311	64,185
Hyundai Marine & Fire Insurance Company, Ltd.	2,650	50,871
Hyundai Mobis Company, Ltd.	2,332	374,331
Hyundai Motor Company	5,358	440,124
Hyundai Steel Company	2,875	49,720
Industrial Bank of Korea	9,029	61,354
Kakao Corp.	1,792	402,129
Kangwon Land, Inc.	4,000	72,086
KB Financial Group, Inc.	13,089	370,544
KB Financial Group, Inc., ADR	743	20,670
Kia Motors Corp.	8,934	241,420
Korea Aerospace Industries, Ltd.	1,710	34,109
Korea Electric Power Corp. (A)	6,370	103,879
Korea Electric Power Corp., ADR (A)	4,277	34,130
Korea Gas Corp.	1,166	25,602
Korea Investment Holdings Company, Ltd.	1,170	43,865
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,465	107,843
Korea Zinc Company, Ltd.	339	94,986
Korean Air Lines Company, Ltd. (A)	1,349	19,778
KT&G Corp.	4,323	282,320
Kumho Petrochemical Company, Ltd.	614	38,399
LG Chem, Ltd.	1,568	647,081
LG Corp.	3,377	201,543
LG Display Company, Ltd. (A)	7,650	73,243
LG Display Company, Ltd., ADR (A)(B)	2,417	11,674
LG Electronics, Inc.	3,460	183,365
LG Household & Health Care, Ltd.	322	360,901
LG Innotek Company, Ltd.	505	74,060
LG Uplus Corp.	3,050	31,169
Lotte Chemical Corp.	562	78,543
Lotte Corp.	819	21,660
Lotte Shopping Company, Ltd.	366	24,461
Meritz Securities Company, Ltd.	10,983	27,931
Mirae Asset Daewoo Company, Ltd.	13,812	77,486
NAVER Corp.	4,289	964,953
NCSoft Corp.	565	420,319
Netmarble Corp. (A)(C)	916	76,776
NH Investment & Securities Company, Ltd.	3,944	27,437
Orion Corp.	940	105,233
Ottogi Corp.	43	19,999
Pan Ocean Company, Ltd. (A)	11,652	37,212
Pearl Abyss Corp. (A)	204	37,115
POSCO	2,811	409,441
POSCO Chemical Company, Ltd.	847	53,500
Posco International Corp.	1,626	18,973
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
S-1 Corp.	608	$43,569
Samsung Biologics Company, Ltd. (A)(C)	550	356,817
Samsung C&T Corp.	2,732	265,761
Samsung Card Company, Ltd.	1,490	34,054
Samsung Electro-Mechanics Company, Ltd.	1,863	202,117
Samsung Electronics Company, Ltd.	166,261	7,359,981
Samsung Engineering Company, Ltd. (A)	5,618	57,901
Samsung Fire & Marine Insurance Company, Ltd.	1,090	160,257
Samsung Heavy Industries Company, Ltd. (A)	15,521	77,714
Samsung Life Insurance Company, Ltd.	2,349	88,318
Samsung SDI Company, Ltd.	1,971	602,656
Samsung SDS Company, Ltd.	1,239	175,253
Samsung Securities Company, Ltd.	2,224	49,167
Shinhan Financial Group Company, Ltd.	15,589	376,727
Shinhan Financial Group Company, Ltd., ADR	350	8,421
Shinsegae, Inc.	197	36,479
SK Holdings Company, Ltd.	1,160	282,115
SK Hynix, Inc.	19,581	1,398,054
SK Innovation Company, Ltd.	1,818	200,982
SK Telecom Company, Ltd.	677	119,232
S-Oil Corp.	1,778	94,788
Woori Financial Group, Inc.	16,990	125,234
Yuhan Corp.	1,670	70,751
		21,969,449
Spain - 1.6%
ACS Actividades de Construccion y Servicios SA	9,829	252,594
Aena SME SA (A)(C)	2,697	360,699
Amadeus IT Group SA	15,014	788,264
Banco Bilbao Vizcaya Argentaria SA	257,982	888,219
Banco Santander SA	555,964	1,360,138
Banco Santander SA (Mexican Stock Exchange) (B)	21,905	54,075
Bankinter SA	26,033	124,779
CaixaBank SA	144,982	310,157
Cellnex Telecom SA (A)(C)	8,933	545,605
Enagas SA	7,812	191,108
Endesa SA	12,378	307,050
Ferrovial SA	19,779	528,690
Grifols SA	10,824	329,135
Iberdrola SA	202,202	2,360,633
Industria de Diseno Textil SA	37,975	1,007,603
Mapfre SA	37,878	67,638
Naturgy Energy Group SA	12,174	227,274
Red Electrica Corp. SA	15,612	292,092
Repsol SA	49,426	436,725
Siemens Gamesa Renewable Energy SA	9,848	175,342
Telefonica SA	163,868	783,740
		11,391,560
Sweden - 1.9%
Alfa Laval AB (A)	11,168	246,368
Assa Abloy AB, B Shares	35,582	728,274
Atlas Copco AB, A Shares	23,839	1,015,194
Atlas Copco AB, B Shares	13,853	514,750
Boliden AB	10,826	248,310
Electrolux AB, Series B (B)	9,396	158,087
Epiroc AB, A Shares	24,463	306,531
Epiroc AB, B Shares	13,732	168,645
EQT AB (B)	8,294	149,548
Essity AB, B Shares (A)	21,531	698,065
Evolution Gaming Group AB (B)(C)	4,426	262,885

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hennes & Mauritz AB, B Shares (B)	28,520	$416,286
Hexagon AB, B Shares (A)(B)	9,339	548,438
Husqvarna AB, B Shares	18,793	154,667
ICA Gruppen AB	3,982	189,283
Industrivarden AB, C Shares (A)(B)	6,375	145,312
Investment AB Latour, B Shares (B)	5,154	93,577
Investor AB, B Shares	16,170	857,785
Kinnevik AB, B Shares (B)	8,775	231,636
L E Lundbergforetagen AB, B Shares (A)(B)	2,546	116,056
Lundin Energy AB	7,867	191,999
Nibe Industrier AB, B Shares (A)	10,856	240,784
Sandvik AB (A)	40,078	754,499
Securitas AB, B Shares (A)(B)	10,739	145,215
Skandinaviska Enskilda Banken AB, A Shares (A)	57,777	501,536
Skanska AB, B Shares (A)	13,244	270,380
SKF AB, B Shares	14,059	262,812
Svenska Cellulosa AB SCA, B Shares (A)	21,092	252,285
Svenska Handelsbanken AB, A Shares (A)	55,216	524,294
Swedbank AB, A Shares (A)	33,187	426,150
Swedish Match AB	6,033	425,662
Tele2 AB, B Shares	17,728	235,992
Telefonaktiebolaget LM Ericsson, B Shares	109,071	1,011,040
Telia Company AB	105,161	393,428
Volvo AB, B Shares (A)	52,752	830,047
		13,715,820
Switzerland - 6.9%
ABB, Ltd.	67,243	1,525,269
Adecco Group AG	6,058	285,547
Alcon, Inc. (A)	16,200	930,840
Baloise Holding AG	1,882	283,524
Barry Callebaut AG	92	175,613
Chocoladefabriken Lindt & Spruengli AG	4	345,027
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	346,892
Cie Financiere Richemont SA	19,046	1,228,473
Clariant AG (A)	8,258	162,525
Coca-Cola HBC AG	8,067	201,941
Credit Suisse Group AG	93,261	970,369
EMS-Chemie Holding AG	321	249,386
Geberit AG	1,376	690,389
Givaudan SA	337	1,259,696
Glencore PLC (A)	375,592	800,086
Julius Baer Group, Ltd.	8,601	361,221
Kuehne + Nagel International AG (A)	2,065	343,964
LafargeHolcim, Ltd. (A)	12,164	535,898
LafargeHolcim, Ltd. (Euronext Paris Exchange) (A)	6,750	293,112
Logitech International SA	5,725	375,156
Lonza Group AG	2,717	1,439,189
Nestle SA	103,604	11,486,640
Novartis AG	74,788	6,515,610
Partners Group Holding AG	742	675,734
Roche Holding AG	24,458	8,473,463
Schindler Holding AG	806	191,080
Schindler Holding AG, Participation Certificates	1,582	374,394
SGS SA	203	497,278
Sika AG	4,442	856,295
Sonova Holding AG (A)	2,144	429,176
STMicroelectronics NV	22,367	609,683
Straumann Holding AG (B)	401	346,659
Swiss Life Holding AG	1,226	456,095
Swiss Prime Site AG	3,037	281,728
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re AG (B)	10,751	$833,574
Swisscom AG	989	518,633
Temenos AG	2,330	362,138
The Swatch Group AG	2,395	94,185
The Swatch Group AG, Bearer Shares	1,191	239,048
UBS Group AG	127,628	1,473,984
Vifor Pharma AG	1,821	275,494
Zurich Insurance Group AG	5,459	1,934,290
		49,729,298
Taiwan - 3.3%
Acer, Inc.	58,018	35,363
Advantech Company, Ltd.	12,089	121,661
ASE Technology Holding Company, Ltd.	111,338	256,412
Asia Cement Corp.	36,863	54,671
Asustek Computer, Inc.	24,952	183,332
AU Optronics Corp.	163,827	51,709
Catcher Technology Company, Ltd.	22,184	168,114
Cathay Financial Holding Company, Ltd.	268,839	382,420
Chailease Holding Company, Ltd.	37,149	158,369
Chang Hwa Commercial Bank, Ltd.	109,345	71,942
Cheng Shin Rubber Industry Company, Ltd.	43,680	50,193
China Airlines, Ltd.	26,874	7,504
China Development Financial Holding Corp.	479,153	154,079
China Life Insurance Company, Ltd.	105,003	78,010
China Steel Corp.	363,388	255,910
Chunghwa Telecom Company, Ltd.	135,148	536,734
Compal Electronics, Inc.	79,764	52,210
CTBC Financial Holding Company, Ltd.	631,465	437,630
Delta Electronics, Inc.	70,866	404,389
E.Sun Financial Holding Company, Ltd.	298,339	282,589
Eclat Textile Company, Ltd.	6,259	72,912
Eva Airways Corp.	33,428	12,774
Evergreen Marine Corp. Taiwan, Ltd. (A)	11,566	4,231
Far Eastern New Century Corp.	64,875	61,611
Far EasTone Telecommunications Company, Ltd.	45,159	104,264
Feng TAY Enterprise Company, Ltd.	12,100	68,625
First Financial Holding Company, Ltd.	367,527	283,343
Formosa Chemicals & Fibre Corp.	126,212	325,075
Formosa Petrochemical Corp.	43,720	132,327
Formosa Plastics Corp.	159,086	473,674
Formosa Taffeta Company, Ltd.	5,000	6,194
Foxconn Technology Company, Ltd.	15,513	29,872
Fubon Financial Holding Company, Ltd.	211,112	315,194
Giant Manufacturing Company, Ltd.	11,000	98,874
Globalwafers Company, Ltd.	9,000	123,959
Highwealth Construction Corp.	27,000	39,999
Hiwin Technologies Corp.	8,769	87,920
Hon Hai Precision Industry Company, Ltd.	444,368	1,304,733
Hotai Motor Company, Ltd.	9,000	215,791
Hua Nan Financial Holdings Company, Ltd.	286,088	194,715
Innolux Corp.	297,841	80,228
Inventec Corp.	25,899	22,110
Largan Precision Company, Ltd.	3,143	437,003
Lite-On Technology Corp.	39,626	62,397
MediaTek, Inc.	53,340	1,054,565
Mega Financial Holding Company, Ltd.	387,134	406,935
Micro-Star International Company, Ltd.	23,000	84,202
Nan Ya Plastics Corp.	185,992	408,511
Nanya Technology Corp.	37,000	77,197
Novatek Microelectronics Corp.	20,361	158,240
Pegatron Corp.	71,989	157,018

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Pou Chen Corp.	36,641	$35,945
Powertech Technology, Inc.	13,149	47,998
President Chain Store Corp.	21,496	216,243
Quanta Computer, Inc.	92,771	224,454
Realtek Semiconductor Corp.	16,999	173,263
Shin Kong Financial Holding Company, Ltd.	389,836	114,200
SinoPac Financial Holdings Company, Ltd.	385,762	142,589
Synnex Technology International Corp.	24,928	35,317
Taishin Financial Holding Company, Ltd.	319,343	145,191
Taiwan Business Bank	249,000	91,562
Taiwan Cement Corp.	159,830	232,558
Taiwan Cooperative Financial Holding Company, Ltd.	281,866	198,975
Taiwan High Speed Rail Corp.	71,000	88,251
Taiwan Mobile Company, Ltd.	62,257	233,474
Taiwan Semiconductor Manufacturing Company, Ltd.	857,227	9,154,773
Tatung Company, Ltd. (A)	67,000	47,873
The Shanghai Commercial & Savings Bank, Ltd.	118,937	184,460
Uni-President Enterprises Corp.	171,487	415,480
United Microelectronics Corp.	396,313	214,263
Vanguard International Semiconductor Corp.	43,000	114,336
Walsin Technology Corp.	11,000	67,225
Win Semiconductors Corp.	12,000	122,521
Winbond Electronics Corp.	102,000	46,538
Wistron Corp.	42,598	52,003
WPG Holdings, Ltd.	47,840	63,831
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	9,584	124,859
Yuanta Financial Holding Company, Ltd.	339,267	201,907
Zhen Ding Technology Holding, Ltd.	19,000	83,381
		23,521,204
Thailand - 0.7%
Advanced Info Service PCL	48,400	291,284
Airports of Thailand PCL	163,100	321,089
Bangkok Bank PCL	11,700	40,772
Bangkok Bank PCL, NVDR	2,700	9,418
Bangkok Dusit Medical Services PCL, NVDR	387,300	282,273
Bangkok Expressway & Metro PCL, NVDR	354,600	109,415
Berli Jucker PCL, NVDR	21,300	27,350
BTS Group Holdings PCL, NVDR	301,600	110,891
Bumrungrad Hospital PCL, NVDR	15,600	58,913
Central Pattana PCL, NVDR	64,400	102,369
Central Retail Corp. PCL (A)	45,441	48,692
Charoen Pokphand Foods PCL	136,200	140,468
CP ALL PCL (A)	184,600	406,850
CP ALL PCL, NVDR	47,300	104,247
Electricity Generating PCL	7,600	61,165
Electricity Generating PCL, NVDR	1,400	11,267
Energy Absolute PCL	56,900	72,814
Gulf Energy Development PCL, NVDR	123,500	151,579
Home Product Center PCL	204,400	102,672
Indorama Ventures PCL, NVDR	54,900	49,701
Intouch Holdings PCL, NVDR	96,400	176,399
IRPC PCL	528,400	45,239
Kasikornbank PCL	45,000	136,034
Kasikornbank PCL, NVDR	27,100	82,216
Krung Thai Bank PCL	164,375	54,944
Land & Houses PCL, NVDR	393,400	97,502
Minor International PCL, NVDR (A)	127,100	83,999
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Muangthai Capital PCL, NVDR	11,300	$19,194
PTT Exploration & Production PCL	60,147	180,813
PTT Global Chemical PCL	87,373	131,976
PTT PCL	391,000	482,649
PTT PCL, NVDR	10,500	12,961
Ratch Group PCL, NVDR	12,800	25,932
Thai Oil PCL	46,900	68,065
Thai Union Group PCL	95,900	40,369
The Siam Cement PCL	12,000	143,544
The Siam Cement PCL, NVDR	19,700	235,651
The Siam Commercial Bank PCL	23,348	55,030
TMB Bank PCL	1,250,753	42,767
Total Access Communication PCL, NVDR	12,500	15,953
True Corp. PCL	448,802	49,678
		4,684,144
Turkey - 0.1%
Akbank T.A.S. (A)	100,286	89,175
Anadolu Efes Biracilik Ve Malt Sanayii AS (A)	8,117	25,248
Aselsan Elektronik Sanayi Ve Ticaret AS	7,013	33,107
BIM Birlesik Magazalar AS	16,428	162,877
Eregli Demir ve Celik Fabrikalari TAS	49,091	61,497
Ford Otomotiv Sanayi AS	4,572	47,444
Haci Omer Sabanci Holding AS	31,762	42,768
KOC Holding AS	25,423	66,866
TAV Havalimanlari Holding AS	4,656	13,191
Tupras Turkiye Petrol Rafinerileri AS (A)	4,998	65,381
Turk Hava Yollari AO (A)	25,366	46,173
Turkcell Iletisim Hizmetleri AS	38,572	91,960
Turkiye Garanti Bankasi AS (A)	86,216	106,305
Turkiye Is Bankasi AS, Class C (A)	60,572	49,473
		901,465
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	1,587
United Kingdom - 8.6%
3i Group PLC	36,926	380,226
Admiral Group PLC	7,852	222,674
Anglo American PLC	38,102	878,371
Ashtead Group PLC	16,947	571,672
Associated British Foods PLC	13,623	322,104
AstraZeneca PLC	45,681	4,754,207
Auto Trader Group PLC (C)	37,238	242,447
AVEVA Group PLC	2,387	121,028
Aviva PLC	143,921	487,801
BAE Systems PLC	117,721	703,906
Barclays PLC	633,799	894,160
Barratt Developments PLC	39,643	243,651
BP PLC	724,033	2,773,793
British American Tobacco PLC	81,871	3,139,973
BT Group PLC	308,640	436,493
Bunzl PLC	12,951	347,385
Burberry Group PLC	15,796	312,130
CNH Industrial NV (A)	37,712	264,948
Coca-Cola European Partners PLC (B)	9,387	356,229
Compass Group PLC	58,290	801,978
Croda International PLC	4,999	324,688
Diageo PLC	83,713	2,782,389
Direct Line Insurance Group PLC	53,358	178,912
Ferguson PLC	8,417	688,227
Fiat Chrysler Automobiles NV (A)	43,112	436,210
GlaxoSmithKline PLC	178,177	3,599,109
Halma PLC	13,950	397,437
Hargreaves Lansdown PLC	11,129	224,428
HSBC Holdings PLC	726,175	3,374,952

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Imperial Brands PLC	35,031	$666,870
Informa PLC	47,610	275,268
InterContinental Hotels Group PLC	6,599	291,313
Intertek Group PLC	6,185	416,565
ITV PLC	140,570	129,918
J Sainsbury PLC	71,585	185,258
JD Sports Fashion PLC	16,184	124,562
Johnson Matthey PLC	7,531	196,136
Kingfisher PLC	84,019	231,151
Land Securities Group PLC	25,882	176,841
Legal & General Group PLC	219,159	597,479
Lloyds Banking Group PLC	2,483,735	958,124
London Stock Exchange Group PLC	11,566	1,202,805
M&G PLC	94,053	195,295
Melrose Industries PLC	185,187	261,028
Mondi PLC	13,861	259,269
Mondi PLC (Johannesburg Stock Exchange)	4,137	77,635
National Grid PLC	123,534	1,507,159
Next PLC	4,895	296,367
Ocado Group PLC (A)	15,026	377,608
Pearson PLC	30,415	216,518
Persimmon PLC	12,211	345,589
Prudential PLC	92,184	1,389,030
Reckitt Benckiser Group PLC	25,222	2,320,377
RELX PLC	44,291	1,025,146
RELX PLC (Euronext Amsterdam Exchange)	24,534	568,411
Rentokil Initial PLC	67,951	429,664
Rio Tinto PLC	40,037	2,253,137
Rio Tinto, Ltd.	13,588	930,416
Rolls-Royce Holdings PLC (A)	63,506	224,214
RSA Insurance Group PLC	40,468	204,947
Schroders PLC	4,962	181,101
Segro PLC	40,814	451,401
Severn Trent PLC	7,990	244,523
Smith & Nephew PLC	32,136	598,809
Smiths Group PLC	15,498	270,934
Spirax-Sarco Engineering PLC	2,625	323,162
SSE PLC	38,128	645,624
St. James's Place PLC	20,193	237,438
Standard Chartered PLC	100,936	547,152
Standard Life Aberdeen PLC	88,164	292,148
Taylor Wimpey PLC	125,790	222,020
Tesco PLC	359,848	1,012,128
The Berkeley Group Holdings PLC	4,387	225,931
The British Land Company PLC	35,353	169,109
The Royal Bank of Scotland Group PLC	181,551	272,552
The Sage Group PLC	41,847	347,368
Unilever NV	49,466	2,637,404
Unilever PLC	39,481	2,129,640
United Utilities Group PLC	26,873	301,964
Vodafone Group PLC	950,281	1,510,714
Whitbread PLC	7,168	197,209
Wm Morrison Supermarkets PLC	89,522	210,890
WPP PLC	47,661	371,579
		61,996,428
United States - 0.0%
Bausch Health Companies, Inc. (A)	12,400	226,883
International Flavors & Fragrances, Inc.	1	56
Legend Biotech Corp., ADR (A)	9	404
		227,343
TOTAL COMMON STOCKS (Cost $603,230,840)		$703,086,354
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Banco Bradesco SA	153,125	$582,867
Braskem SA, A Shares	4,100	17,506
Centrais Eletricas Brasileiras SA, B Shares	5,700	33,793
Cia Energetica de Minas Gerais	31,260	63,347
Gerdau SA	36,200	106,574
Itau Unibanco Holding SA	168,689	789,455
Itausa SA	147,723	260,507
Lojas Americanas SA	24,316	143,890
Petroleo Brasileiro SA	150,151	595,016
Telefonica Brasil SA	9,652	85,248
		2,678,203
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	101,526
FUCHS PETROLUB SE (B)	2,735	109,930
Henkel AG & Company KGaA	6,138	572,634
Porsche Automobil Holding SE (A)	5,695	329,846
Sartorius AG	1,201	396,386
Volkswagen AG	6,793	1,032,532
		2,542,854
South Korea - 0.2%
Amorepacific Corp.	300	17,870
Hyundai Motor Company	705	32,638
Hyundai Motor Company, 2nd Preferred	1,197	57,236
LG Chem, Ltd.	162	34,082
LG Household & Health Care, Ltd.	48	29,079
Samsung Electronics Company, Ltd.	29,394	1,145,023
		1,315,928
TOTAL PREFERRED SECURITIES (Cost $7,131,173)		$6,536,985
RIGHTS - 0.0%
ACS Actividades de Construccion y Servicios SA (Expiration Date: 7-8-20) (A)(F)	9,829	15,333
Korean Air Lines Company, Ltd. (Expiration Date: 7-13-20; Strike Price: KRW 14,200.00) (A)	892	1,279
Minor International PCL (Expiration Date: 7-24-20; Strike Price: THB 18.90) (A)	15,500	702
Repsol SA (Expiration Date: 7-7-20) (A)(F)	49,426	24,061
Telefonica SA (Expiration Date: 7-2-20) (A)(F)	163,868	32,237
TOTAL RIGHTS (Cost $85,988)		$73,612
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	30,160	1,124
TOTAL WARRANTS (Cost $0)		$1,124
SHORT-TERM INVESTMENTS - 5.5%
Short-term funds - 5.5%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0686% (G)	4,267,211	4,267,211
John Hancock Collateral Trust, 0.2429% (G)(H)	3,553,907	35,579,224
TOTAL SHORT-TERM INVESTMENTS (Cost $39,846,148)		$39,846,435
Total Investments (International Equity Index Trust) (Cost $650,294,149) - 103.8%		$749,544,510
Other assets and liabilities, net - (3.8%)		(27,675,185)
TOTAL NET ASSETS - 100.0%		$721,869,325

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
Currency Abbreviations
KRW	Korean Won
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
International Equity Index Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 6-30-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	1	Long	Sep 2020	$87,093	$88,915	$1,822
Mini MSCI Emerging Markets Index Futures	215	Long	Sep 2020	10,457,199	10,582,300	125,101
MSCI Taiwan Index Futures	25	Long	Jul 2020	1,074,932	1,078,750	3,818
						$130,741
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.4%
Australia - 6.1%
A2B Australia, Ltd.	9,047	$5,079
Accent Group, Ltd.	24,907	24,321
Adbri, Ltd.	19,036	42,229
Ainsworth Game Technology, Ltd. (A)	10,192	2,910
Alkane Resources, Ltd. (A)	4,753	4,039
ALS, Ltd.	14,671	66,991
Altium, Ltd.	1,379	31,244
AMA Group, Ltd.	24,887	10,436
Amaysim Australia, Ltd. (A)	11,607	4,740
AP Eagers, Ltd.	11,432	53,959
ARB Corp., Ltd.	3,706	46,339
Ardent Leisure Group, Ltd. (A)	39,016	10,728
Asaleo Care, Ltd.	30,182	21,210
AUB Group, Ltd.	4,946	50,349
Aurelia Metals, Ltd.	63,267	22,304
Austal, Ltd.	23,155	52,192
Australian Agricultural Company, Ltd. (A)	28,065	19,985
Australian Pharmaceutical Industries, Ltd.	26,584	21,060
Auswide Bank, Ltd.	607	2,037
Bank of Queensland, Ltd.	21,179	91,005
Bapcor, Ltd.	15,610	64,379
Beach Energy, Ltd.	35,779	38,223
Bega Cheese, Ltd.	14,056	43,445
Bendigo & Adelaide Bank, Ltd.	8,213	40,109
Bingo Industries, Ltd.	8,137	12,201
Blackmores, Ltd.	400	21,634
Blue Sky Alternative Investments, Ltd. (A)(B)	2,049	222
Bravura Solutions, Ltd.	17,005	53,591
Breville Group, Ltd.	5,143	81,295
Brickworks, Ltd.	3,795	41,767
BWX, Ltd.	7,095	17,315
Cardno, Ltd. (A)	15,086	2,490
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
carsales.com, Ltd.	10,102	$125,050
Cash Converters International, Ltd. (A)	14,501	1,769
Cedar Woods Properties, Ltd.	2,555	9,320
Challenger, Ltd.	8,297	25,694
Cleanaway Waste Management, Ltd.	16,887	25,928
Clinuvel Pharmaceuticals, Ltd. (C)	2,335	41,631
Codan, Ltd.	5,320	26,325
Collins Foods, Ltd.	5,764	37,984
Cooper Energy, Ltd. (A)(C)	98,256	25,708
Corporate Travel Management, Ltd.	2,594	17,663
Costa Group Holdings, Ltd.	12,590	25,424
Credit Corp. Group, Ltd.	3,047	33,411
CSR, Ltd.	25,551	65,764
CuDeco, Ltd. (A)(B)	8,580	1,148
Data#3, Ltd.	9,073	28,713
Decmil Group, Ltd.	15,189	598
Domain Holdings Australia, Ltd.	17,171	40,059
Downer EDI, Ltd.	11,272	34,503
Eclipx Group, Ltd. (A)	16,681	14,632
Elders, Ltd.	8,609	56,268
EML Payments, Ltd. (A)	15,659	36,824
EQT Holdings, Ltd.	705	12,077
Estia Health, Ltd.	11,708	12,512
EVENT Hospitality and Entertainment, Ltd.	4,397	25,688
FAR, Ltd. (A)(C)	313,905	2,399
Finbar Group, Ltd.	8,370	4,070
Fleetwood Corp., Ltd. (A)	8,058	8,899
FlexiGroup, Ltd. (C)	20,305	16,128
Flight Centre Travel Group, Ltd.	799	6,246
Freedom Foods Group, Ltd. (C)	6,482	13,413
G8 Education, Ltd.	49,342	30,455
Galaxy Resources, Ltd. (A)	30,280	16,474

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Genworth Mortgage Insurance Australia, Ltd.	18,245	$26,241
Gold Road Resources, Ltd. (A)	43,849	51,535
GrainCorp, Ltd., Class A (A)	13,614	38,874
GUD Holdings, Ltd.	3,410	27,269
GWA Group, Ltd.	12,195	23,586
Hansen Technologies, Ltd.	11,735	23,730
Healius, Ltd.	36,714	77,573
HT&E, Ltd.	20,357	16,886
HUB24, Ltd.	3,152	20,504
IGO, Ltd.	21,668	73,932
Iluka Resources, Ltd.	13,142	78,511
Imdex, Ltd.	20,483	15,934
Infigen Energy	79,137	51,501
Infomedia, Ltd.	17,584	20,979
Inghams Group, Ltd.	11,981	26,643
Intega Group, Ltd. (A)	15,086	2,425
Integral Diagnostics, Ltd.	6,781	18,397
Integrated Research, Ltd. (C)	3,367	8,987
International Ferro Metals, Ltd. (A)(B)	24,339	0
InvoCare, Ltd.	8,071	58,692
IOOF Holdings, Ltd.	16,325	56,094
IPH, Ltd.	6,339	32,969
IRESS, Ltd.	8,152	62,310
IVE Group, Ltd.	11,452	6,465
Japara Healthcare, Ltd.	17,906	6,097
Jumbo Interactive, Ltd. (C)	2,253	15,067
Jupiter Mines, Ltd. (C)	116,266	22,584
Karoon Energy, Ltd. (A)	14,552	6,165
Kingsgate Consolidated, Ltd. (A)	11,120	3,088
Lifestyle Communities, Ltd.	3,310	21,656
Link Administration Holdings, Ltd.	18,215	52,108
Lovisa Holdings, Ltd.	3,846	16,038
MACA, Ltd.	18,596	11,170
Macmahon Holdings, Ltd.	112,440	19,870
Mayne Pharma Group, Ltd. (A)	99,135	26,557
McMillan Shakespeare, Ltd.	3,346	21,152
McPherson's, Ltd.	7,978	15,398
Medusa Mining, Ltd. (A)	8,127	3,914
Mesoblast, Ltd. (A)	11,677	26,858
Metals X, Ltd. (A)	48,765	2,673
Metcash, Ltd.	51,856	97,840
Mineral Resources, Ltd. (C)	6,073	89,926
MMA Offshore, Ltd. (A)	46,658	2,113
Moelis Australia, Ltd.	3,830	9,289
Monadelphous Group, Ltd.	6,360	47,977
Monash IVF Group, Ltd.	21,798	8,050
Mortgage Choice, Ltd.	6,422	2,899
Mount Gibson Iron, Ltd.	62,063	26,454
Myer Holdings, Ltd. (A)	63,302	8,217
MyState, Ltd.	4,337	11,787
Navigator Global Investments, Ltd.	10,160	8,360
Netwealth Group, Ltd. (C)	3,669	22,902
New Energy Solar, Ltd.	15,747	12,568
New Hope Corp., Ltd.	11,267	10,745
NEXTDC, Ltd. (A)	11,494	79,058
nib holdings, Ltd.	21,443	68,432
Nick Scali, Ltd.	5,272	23,699
Nine Entertainment Company Holdings, Ltd.	72,050	69,483
NRW Holdings, Ltd.	40,319	52,854
Nufarm, Ltd. (A)(C)	12,991	36,908
OceanaGold Corp. (A)	31,900	74,252
OFX Group, Ltd.	14,134	13,735
Omni Bridgeway, Ltd.	15,575	51,421
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
oOh!media, Ltd.	31,712	$20,329
Orora, Ltd.	40,091	70,883
OZ Minerals, Ltd.	17,975	138,111
Pacific Current Group, Ltd.	1,644	6,240
Pact Group Holdings, Ltd. (A)	11,275	17,212
Peet, Ltd.	13,800	9,265
Pendal Group, Ltd.	11,153	46,661
Perenti Global, Ltd.	35,432	28,767
Perpetual, Ltd.	2,520	52,113
Perseus Mining, Ltd. (A)	111,479	103,159
Platinum Asset Management, Ltd.	6,396	16,641
Praemium, Ltd. (A)	28,131	7,094
Premier Investments, Ltd.	4,691	56,565
Pro Medicus, Ltd.	2,876	52,959
Ramelius Resources, Ltd.	29,377	41,234
Regis Healthcare, Ltd.	9,267	9,056
Regis Resources, Ltd.	23,625	86,451
Resolute Mining, Ltd. (A)	43,558	34,916
Ridley Corp., Ltd.	19,540	9,801
Sandfire Resources, Ltd.	8,336	29,581
Saracen Mineral Holdings, Ltd. (A)	53,562	203,998
SeaLink Travel Group, Ltd.	9,116	28,022
Select Harvests, Ltd.	5,587	24,421
Senex Energy, Ltd. (A)	87,382	13,860
Servcorp, Ltd.	3,171	5,101
Service Stream, Ltd.	18,170	24,120
Seven West Media, Ltd. (A)(C)	85,038	5,438
SG Fleet Group, Ltd.	7,879	8,745
Sigma Healthcare, Ltd.	86,903	37,632
Silver Lake Resources, Ltd. (A)	29,625	44,378
SmartGroup Corp., Ltd.	4,591	19,467
Southern Cross Media Group, Ltd.	172,915	21,162
Spark Infrastructure Group	70,637	105,500
SpeedCast International, Ltd. (A)(B)(C)	17,245	9,402
St. Barbara, Ltd.	31,749	70,279
Steadfast Group, Ltd.	37,803	88,574
Super Retail Group, Ltd.	7,649	43,036
Superloop, Ltd. (A)	17,732	12,212
Syrah Resources, Ltd. (A)(C)	31,913	6,227
Tassal Group, Ltd.	15,770	37,759
Technology One, Ltd.	12,347	75,666
The Reject Shop, Ltd. (A)	2,561	12,531
The Star Entertainment Group, Ltd.	37,406	74,323
Tiger Resources, Ltd. (A)(B)	92,816	2,357
Troy Resources, Ltd. (A)	15,555	903
United Malt Grp, Ltd. (A)	15,585	44,505
Village Roadshow, Ltd.	5,669	8,521
Virgin Australia Holdings, Ltd. (A)	92,110	12,895
Virgin Australia Holdings, Ltd., In-Specie Distribution (A)(B)	359,466	1,240
Virtus Health, Ltd.	8,064	15,862
Vocus Group, Ltd. (A)	35,249	72,432
Webjet, Ltd.	21,997	51,430
Western Areas, Ltd.	18,795	34,561
Westgold Resources, Ltd. (A)	16,604	24,378
Whitehaven Coal, Ltd.	27,507	27,505
WPP AUNZ, Ltd.	25,254	4,921
		5,852,407
Austria - 1.7%
Agrana Beteiligungs AG	724	14,924
ams AG (A)	10,453	155,839
ANDRITZ AG	3,423	124,805
AT&S Austria Technologie & Systemtechnik AG (C)	2,410	43,509
BAWAG Group AG (D)	815	28,201

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
CA Immobilien Anlagen AG (A)	4,303	$143,868
DO & CO AG	278	14,287
EVN AG	3,092	52,258
FACC AG (C)	1,116	8,106
Flughafen Wien AG (A)	265	7,535
IMMOFINANZ AG (A)	4,356	74,459
Kapsch TrafficCom AG (C)	191	3,685
Lenzing AG (A)(C)	693	32,195
Mayr Melnhof Karton AG	439	67,779
Oesterreichische Post AG (C)	2,096	69,395
Palfinger AG	1,137	25,110
POLYTEC Holding AG (A)(C)	995	5,536
Porr AG (A)(C)	648	10,751
Raiffeisen Bank International AG (A)	1,591	28,436
Rhi Magnesita NV	1,095	33,754
Rosenbauer International AG (C)	174	6,412
S IMMO AG (A)	3,364	60,319
S&T AG (A)	2,773	71,347
Schoeller-Bleckmann Oilfield Equipment AG	710	18,770
Semperit AG Holding (A)	822	9,968
Strabag SE	893	23,062
Telekom Austria AG (A)	7,836	54,130
UBM Development AG	411	14,327
UNIQA Insurance Group AG	7,877	52,989
Vienna Insurance Group AG (A)(C)	2,991	67,066
voestalpine AG (C)	4,895	105,709
Wienerberger AG	6,968	152,312
Zumtobel Group AG (A)	2,545	18,399
		1,599,242
Belgium - 1.4%
Ackermans & van Haaren NV (A)	1,132	148,221
AGFA-Gevaert NV (A)	6,780	28,340
Akka Technologies (A)	603	19,505
Atenor	211	13,355
Banque Nationale de Belgique	12	26,740
Barco NV	735	129,791
Bekaert SA	2,225	43,743
Biocartis NV (A)(D)	2,587	13,502
bpost SA	4,236	28,631
Celyad SA (A)(C)	493	5,438
Cie d'Entreprises CFE (A)	416	28,521
D'ieteren SA/NV	1,254	69,539
Econocom Group SA/NV	6,435	13,041
Elia Group SA/NV	1,281	139,361
Euronav NV	8,334	67,286
EVS Broadcast Equipment SA	811	15,004
Exmar NV (A)	1,567	3,909
Fagron	1,709	35,920
Gimv NV	1,153	66,417
Immobel SA	209	13,823
Ion Beam Applications (C)	1,305	11,250
Kinepolis Group NV (A)	585	26,501
Lotus Bakeries NV (C)	13	41,385
Melexis NV	987	75,079
Ontex Group NV (A)	3,927	57,724
Orange Belgium SA	1,199	19,562
Oxurion NV (A)(C)	1,612	5,417
Picanol	88	5,146
Recticel SA	2,296	20,427
Sioen Industries NV (A)	374	7,154
Sipef NV	420	20,757
Telenet Group Holding NV	1,717	70,746
Tessenderlo Group SA (A)	1,439	42,886
Van de Velde NV (A)	377	8,855
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Viohalco SA (A)	7,173	$19,034
		1,342,010
Bermuda - 0.1%
Hiscox, Ltd.	8,333	81,336
Canada - 8.6%
5N Plus, Inc. (A)	3,515	4,169
Absolute Software Corp.	3,900	39,672
Advantage Oil & Gas, Ltd. (A)	11,500	14,062
Aecon Group, Inc.	4,500	48,925
Africa Oil Corp. (A)	34,602	27,272
Ag Growth International, Inc. (C)	1,100	22,136
AGF Management, Ltd., Class B	4,298	15,893
Aimia, Inc. (A)	7,777	17,014
AirBoss of America Corp.	1,500	20,164
Alamos Gold, Inc., Class A	21,681	202,181
Alaris Royalty Corp. (C)	2,229	21,262
Alcanna, Inc. (A)(C)	1,500	3,889
Algoma Central Corp.	700	5,187
Alio Gold, Inc. (A)	638	804
Altius Minerals Corp. (C)	3,100	22,241
Altus Group, Ltd.	1,818	54,623
Andrew Peller, Ltd., Class A	2,300	14,909
ARC Resources, Ltd.	16,428	55,179
Aritzia, Inc. (A)	3,100	43,408
Athabasca Oil Corp. (A)(C)	42,135	5,587
ATS Automation Tooling Systems, Inc. (A)	3,547	49,955
AutoCanada, Inc. (C)	1,985	15,645
Badger Daylighting, Ltd. (C)	1,522	33,319
Baytex Energy Corp. (A)(C)	35,400	17,992
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd. (C)	15,733	13,211
Bird Construction, Inc. (C)	4,995	21,892
Black Diamond Group, Ltd. (A)	2,750	3,119
BlackBerry, Ltd. (A)(C)	11,689	56,999
BlackBerry, Ltd. (New York Stock Exchange) (A)(C)	9,511	46,509
BMTC Group, Inc.	500	2,854
Boralex, Inc., Class A (C)	4,277	97,348
Cameco Corp.	1,713	17,558
Canaccord Genuity Group, Inc. (C)	3,431	17,463
Canacol Energy, Ltd.	7,565	21,398
Canadian Western Bank (C)	4,515	78,653
Canfor Corp. (A)	4,300	37,280
Canfor Pulp Products, Inc.	2,715	10,799
CanWel Building Materials Group, Ltd.	3,600	11,747
Capital Power Corp.	6,627	136,582
Capstone Mining Corp. (A)	29,467	18,015
Cardinal Energy, Ltd. (C)	5,530	2,159
Cascades, Inc.	6,623	72,152
Celestica, Inc. (A)	5,019	34,456
Celestica, Inc. (New York Stock Exchange) (A)	3,200	21,856
Centerra Gold, Inc.	12,177	135,888
CES Energy Solutions Corp.	18,429	14,661
China Gold International Resources Corp., Ltd. (A)(C)	18,050	9,839
CI Financial Corp.	3,900	49,612
Cineplex, Inc. (C)	3,000	17,767
Clearwater Seafoods, Inc. (C)	1,500	5,646
Cogeco, Inc.	445	26,557
Colliers International Group, Inc.	1,100	63,119
Computer Modelling Group, Ltd. (C)	4,420	15,465
Copper Mountain Mining Corp. (A)(C)	8,800	4,084
Corby Spirit and Wine, Ltd.	700	8,379
Corus Entertainment, Inc., B Shares	11,806	24,871

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Crescent Point Energy Corp. (C)	9,519	$15,426
Crescent Point Energy Corp. (New York Stock Exchange) (C)	16,800	27,384
Crew Energy, Inc. (A)	11,300	2,539
CRH Medical Corp. (A)	5,500	11,506
Cronos Group, Inc. (A)(C)	4,196	25,218
Denison Mines Corp. (A)	33,028	11,678
DIRTT Environmental Solutions (A)(C)	3,000	3,624
Dorel Industries, Inc., Class B	2,900	11,599
DREAM Unlimited Corp., Class A	4,500	29,699
Dundee Precious Metals, Inc.	14,687	96,716
ECN Capital Corp.	18,600	52,885
E-L Financial Corp., Ltd.	100	48,785
Eldorado Gold Corp. (A)	9,374	90,384
Element Fleet Management Corp.	10,582	78,960
Endeavour Silver Corp. (A)(C)	10,900	24,729
Enerflex, Ltd.	6,400	24,231
Enerplus Corp. (C)	11,735	33,020
Enghouse Systems, Ltd.	2,300	122,827
Ensign Energy Services, Inc. (C)	9,800	7,507
Equitable Group, Inc.	996	52,375
ERO Copper Corp. (A)	2,900	42,018
Exchange Income Corp. (C)	568	11,192
Exco Technologies, Ltd.	1,500	7,403
Extendicare, Inc. (C)	6,230	25,744
Fiera Capital Corp.	3,035	21,238
Finning International, Inc.	5,981	81,547
Firm Capital Mortgage Investment Corp.	1,100	9,123
First Majestic Silver Corp. (A)(C)	6,681	66,436
First Mining Gold Corp. (A)(C)	39,000	12,209
First National Financial Corp.	700	14,561
Fission Uranium Corp. (A)	19,500	3,447
Fortuna Silver Mines, Inc. (A)(C)	14,267	72,512
Freehold Royalties, Ltd.	7,229	18,743
Frontera Energy Corp.	2,200	5,510
Galiano Gold, Inc. (A)(C)	6,600	8,751
Gamehost, Inc.	100	458
Genworth MI Canada, Inc. (C)	1,788	43,739
Gibson Energy, Inc.	7,398	115,144
Glacier Media, Inc. (A)	6,100	1,033
GMP Capital, Inc. (C)	3,026	2,920
goeasy, Ltd. (C)	672	27,066
Golden Star Resources, Ltd. (A)(C)	5,011	14,580
Gran Tierra Energy, Inc. (A)(C)	25,166	8,527
Great Canadian Gaming Corp. (A)(C)	2,400	47,784
Guardian Capital Group, Ltd., Class A	600	9,171
Guyana Goldfields, Inc. (A)	11,400	14,611
Hanfeng Evergreen, Inc. (A)(B)	200	0
Headwater Exploration, Inc. (A)	4,930	4,467
Heroux-Devtek, Inc. (A)	2,700	20,246
High Liner Foods, Inc.	1,773	7,575
Home Capital Group, Inc. (A)	5,079	75,497
Horizon North Logistics, Inc. (C)	8,109	3,644
Hudbay Minerals, Inc. (C)	18,257	55,271
IAMGOLD Corp. (A)	35,827	142,242
Imperial Metals Corp. (A)	4,600	6,777
Innergex Renewable Energy, Inc.	7,800	109,738
Interfor Corp. (A)	3,520	29,662
International Petroleum Corp. (A)(C)	5,324	9,608
International Tower Hill Mines, Ltd. (A)	2,300	4,117
Intertape Polymer Group, Inc.	2,700	23,826
Ivanhoe Mines, Ltd., Class A (A)	24,771	70,248
Jamieson Wellness, Inc.	1,100	28,829
Just Energy Group, Inc.	200	102
KAB Distribution, Inc. (A)(B)	7,076	0
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
K-Bro Linen, Inc.	600	$11,690
Kelt Exploration, Ltd. (A)(C)	10,445	10,771
Kinaxis, Inc. (A)	1,068	152,664
Knight Therapeutics, Inc. (A)	5,400	27,923
Labrador Iron Ore Royalty Corp. (C)	3,218	57,529
Largo Resources, Ltd. (A)	7,800	4,826
Lassonde Industries, Inc., Class A	200	22,836
Laurentian Bank of Canada (C)	2,714	57,175
Leon's Furniture, Ltd.	1,883	18,503
Linamar Corp.	2,766	74,773
Lucara Diamond Corp. (C)	25,184	11,501
Lundin Gold, Inc. (A)	2,800	26,276
Magellan Aerospace Corp.	900	4,786
Mainstreet Equity Corp. (A)	400	19,862
Major Drilling Group International, Inc. (A)	6,800	21,488
Maple Leaf Foods, Inc. (C)	2,840	59,641
Martinrea International, Inc.	5,613	42,503
Medical Facilities Corp.	2,104	6,726
MEG Energy Corp. (A)	13,888	38,566
Melcor Developments, Ltd.	1,000	5,547
Morguard Corp.	400	37,484
Morneau Shepell, Inc.	3,098	72,316
Mountain Province Diamonds, Inc. (A)(C)	6,800	1,528
MTY Food Group, Inc.	742	13,303
Mullen Group, Ltd. (C)	7,082	37,924
New Gold, Inc. (A)(C)	28,915	39,189
NFI Group, Inc.	2,279	27,950
Norbord, Inc. (C)	2,572	58,711
North American Construction Group, Ltd.	2,100	13,164
NuVista Energy, Ltd. (A)(C)	15,505	8,794
Obsidian Energy, Ltd. (A)	6,789	2,850
Osisko Gold Royalties, Ltd.	7,619	76,100
Painted Pony Energy, Ltd. (A)(C)	7,448	2,578
Pan American Silver Corp.	9,385	285,020
Pan American Silver Corp., CVR (A)	19,100	13,103
Paramount Resources, Ltd., Class A (A)(C)	5,173	6,059
Parex Resources, Inc. (A)	8,316	100,213
Park Lawn Corp.	1,182	19,520
Pason Systems, Inc.	5,636	30,804
Peyto Exploration & Development Corp. (C)	10,197	13,445
Pinnacle Renewable Energy, Inc. (C)	1,400	4,506
Pizza Pizza Royalty Corp.	1,729	10,622
Polaris Infrastructure, Inc.	1,500	15,955
PolyMet Mining Corp. (A)	11,854	4,977
PrairieSky Royalty, Ltd. (C)	9,727	61,474
Precision Drilling Corp. (A)(C)	21,659	16,433
Premier Gold Mines, Ltd. (A)(C)	4,127	6,718
Premium Brands Holdings Corp. (C)	1,400	89,305
Pretium Resources, Inc. (A)	8,300	69,452
Pulse Seismic, Inc. (A)	2,882	2,187
Quarterhill, Inc.	9,800	15,087
Questerre Energy Corp., Class A (A)(C)	19,444	1,647
Real Matters, Inc. (A)	3,500	68,268
Recipe Unlimited Corp. (C)	1,300	8,877
Reitmans Canada, Ltd., Class A (B)	3,200	177
Richelieu Hardware, Ltd.	4,500	95,728
Rocky Mountain Dealerships, Inc.	100	306
Rogers Sugar, Inc. (C)	6,474	22,318
Roxgold, Inc. (A)	19,200	21,638
Russel Metals, Inc. (C)	3,846	45,950
Sabina Gold & Silver Corp. (A)	20,475	29,409
Sandstorm Gold, Ltd. (A)(C)	12,031	115,471
Savaria Corp. (C)	2,300	21,109

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Seabridge Gold, Inc. (A)(C)	1,222	$21,459
Secure Energy Services, Inc.	5,954	7,324
SEMAFO, Inc. (A)	19,478	66,428
Seven Generations Energy, Ltd., Class A (A)(C)	11,092	24,756
ShawCor, Ltd.	4,173	8,330
Sienna Senior Living, Inc. (C)	3,606	24,569
Sierra Wireless, Inc. (A)	2,600	23,346
Sleep Country Canada Holdings, Inc. (D)	2,813	33,298
SNC-Lavalin Group, Inc. (C)	800	13,500
Spin Master Corp. (A)(D)	700	12,648
Sprott, Inc.	1,329	47,762
SSR Mining, Inc. (A)(C)	6,762	144,096
Stantec, Inc.	4,578	141,326
Stella-Jones, Inc.	2,400	60,354
Storm Resources, Ltd. (A)	2,200	2,350
SunOpta, Inc. (A)	5,608	26,396
Superior Plus Corp. (C)	6,557	53,708
Surge Energy, Inc. (C)	21,600	5,330
Tamarack Valley Energy, Ltd. (A)(C)	11,685	7,660
Taseko Mines, Ltd. (A)	16,100	7,946
Teranga Gold Corp. (A)	6,581	59,625
Tervita Corp. (A)	616	1,729
TFI International, Inc.	3,885	137,904
The North West Company, Inc.	1,606	35,111
Tidewater Midstream and Infrastructure, Ltd. (C)	6,650	4,017
Timbercreek Financial Corp.	6,000	37,964
TLC Vision Corp. (A)	3,400	0
TMAC Resources, Inc. (A)(C)	2,100	2,506
TORC Oil & Gas, Ltd. (C)	13,180	16,504
Torex Gold Resources, Inc. (A)	5,460	86,026
Total Energy Services, Inc.	3,132	4,845
Tourmaline Oil Corp.	11,571	101,170
TransAlta Corp.	18,082	107,219
TransAlta Renewables, Inc.	6,998	75,207
Transcontinental, Inc., Class A (C)	3,683	40,964
TransGlobe Energy Corp.	5,600	3,094
Trevali Mining Corp. (A)(C)	37,134	2,462
Trican Well Service, Ltd. (A)(C)	26,009	15,710
Tricon Capital Group, Inc.	5,668	38,201
Trisura Group, Ltd. (A)	300	13,535
Turquoise Hill Resources, Ltd. (A)	10,500	7,734
Uni-Select, Inc.	3,401	18,463
Vecima Networks, Inc.	479	3,687
Wajax Corp.	1,300	8,044
Wesdome Gold Mines, Ltd. (A)	8,000	69,122
West Fraser Timber Company, Ltd. (C)	2,236	78,596
Western Forest Products, Inc. (C)	25,850	17,708
Westshore Terminals Investment Corp. (C)	1,589	19,558
Whitecap Resources, Inc. (C)	15,868	26,065
WildBrain, Ltd. (A)(C)	10,382	9,942
Winpak, Ltd.	1,577	48,311
Yamana Gold, Inc.	55,269	300,446
Yellow Pages, Ltd.	200	1,326
Zenith Capital Corp. (A)	1,700	175
		8,290,646
China - 0.1%
FIH Mobile, Ltd. (A)	195,000	21,022
Goodbaby International Holdings, Ltd. (A)	71,000	8,013
TK Group Holdings, Ltd.	26,000	7,566
Yangzijiang Shipbuilding Holdings, Ltd.	23,200	15,618
		52,219
Denmark - 2.3%
ALK-Abello A/S (A)	424	113,499
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Alm Brand A/S	2,824	$26,437
Amagerbanken A/S (A)(B)	25,580	0
Ambu A/S, Class B	4,878	154,205
Bang & Olufsen A/S (A)(C)	7,788	15,959
Bavarian Nordic A/S (A)	2,244	61,510
D/S Norden A/S	2,246	30,303
Dfds A/S (A)	1,797	55,775
FLSmidth & Company A/S (A)	1,871	54,422
H+H International A/S, Class B (A)	1,146	18,445
INVISIO AB	481	7,597
ISS A/S (A)	4,208	66,817
Jeudan A/S (A)	380	14,451
Jyske Bank A/S (A)	3,920	115,349
Lan & Spar Bank A/S	225	14,949
Matas A/S (A)	2,910	25,820
Netcompany Group A/S (A)(D)	235	15,445
Nilfisk Holding A/S (A)	903	12,481
NKT A/S (A)(C)	2,134	47,865
NNIT A/S (D)	479	8,468
Pandora A/S	4,061	221,789
Per Aarsleff Holding A/S	1,380	49,731
Ringkjoebing Landbobank A/S	1,650	116,896
Rockwool International A/S, A Shares	136	33,220
Rockwool International A/S, B Shares	377	102,602
Royal Unibrew A/S (A)	2,303	191,983
Scandinavian Tobacco Group A/S (D)	2,633	38,881
Schouw & Company A/S	797	63,672
SimCorp A/S	2,225	240,639
Solar A/S, B Shares	410	15,972
Spar Nord Bank A/S (A)	4,967	39,586
Sydbank A/S (A)	3,740	69,390
The Drilling Company of 1972 A/S (A)	190	4,029
Tivoli A/S (A)	102	10,810
Topdanmark A/S	2,221	91,998
United International Enterprises, Ltd.	128	25,258
Vestjysk Bank A/S (A)	23,113	9,986
Zealand Pharma A/S (A)	1,273	43,979
		2,230,218
Finland - 2.7%
Adapteo OYJ (A)	1,982	16,919
Ahlstrom-Munksjo OYJ	4,382	65,765
Aktia Bank OYJ	2,328	23,104
Alma Media OYJ	1,962	15,135
Atria OYJ	1,021	9,997
BasWare OYJ (A)	538	18,079
Bittium OYJ	2,708	18,960
Cargotec OYJ, B Shares	2,007	46,862
Caverion OYJ	3,325	22,537
Citycon OYJ	5,523	38,508
Enento Group OYJ (A)(D)	860	35,591
Ferratum OYJ (A)	459	1,930
Finnair OYJ (A)(C)	4,081	3,633
Fiskars OYJ ABP	3,218	37,101
F-Secure OYJ (A)	7,159	23,128
HKScan OYJ, A Shares (A)	316	716
Huhtamaki OYJ (A)(C)	5,367	212,322
Ilkka-Yhtyma OYJ	1,535	5,245
Kemira OYJ	7,709	99,525
Kesko OYJ, A Shares	2,760	44,747
Kesko OYJ, B Shares	11,740	200,957
Kojamo Oyj	2,348	49,622
Konecranes OYJ	3,667	83,211
Lassila & Tikanoja OYJ	1,929	28,438
Lehto Group OYJ (A)	1,159	2,040
Metsa Board OYJ	10,846	73,622

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Metso OYJ	6,038	$198,429
Nokian Renkaat OYJ	6,362	139,845
Olvi OYJ, A Shares	1,172	55,542
Oriola OYJ, B Shares	9,290	20,917
Orion OYJ, Class A	1,226	59,395
Orion OYJ, Class B (C)	4,866	235,973
Outokumpu OYJ (A)	19,116	54,737
Outotec OYJ	6,904	38,283
Pihlajalinna OYJ (A)	1,193	18,848
Ponsse OYJ	543	15,495
QT Group OYJ (A)	770	23,434
Raisio OYJ, V Shares	8,267	28,302
Revenio Group OYJ	643	20,397
Sanoma OYJ	4,094	41,515
Terveystalo OYJ (D)	1,103	10,861
TietoEVRY OYJ (A)	2,544	69,641
Tikkurila OYJ	2,646	36,843
Tokmanni Group Corp.	3,550	52,666
Uponor OYJ	2,026	27,437
Vaisala OYJ, A Shares	952	35,697
Valmet OYJ	6,664	174,661
YIT OYJ	10,171	55,513
		2,592,125
France - 4.0%
ABC arbitrage	1,420	10,924
Air France-KLM (A)(C)	11,018	50,044
AKWEL	725	11,770
Albioma SA	1,912	79,038
ALD SA (D)	987	9,800
Altamir	752	12,859
Alten SA (A)	1,382	119,415
Assystem SA	1,078	26,915
Aubay	399	12,581
Axway Software SA	531	10,640
Bastide le Confort Medical (A)	256	9,985
Beneteau SA	2,839	20,310
Boiron SA	274	11,305
Bonduelle SCA	1,027	24,746
Burelle SA	15	9,086
Casino Guichard Perrachon SA (A)(C)	2,995	110,959
Cegedim SA (A)	186	6,041
CGG SA (A)	29,813	32,930
Chargeurs SA	2,292	34,672
Cie des Alpes	874	17,422
Cie Plastic Omnium SA	3,159	64,716
Coface SA (A)	7,024	46,348
Derichebourg SA	6,625	19,087
Devoteam SA	277	22,839
Electricite de Strasbourg SA	81	9,737
Elior Group SA (C)(D)	4,760	27,232
Elis SA (A)	6,449	75,661
Eramet (A)	445	16,049
Etablissements Maurel et Prom SA (A)(C)	1,561	3,102
Europcar Mobility Group (A)(C)(D)	5,117	12,221
Eutelsat Communications SA	9,105	84,224
Exel Industries SA, A Shares (A)	89	3,792
Faurecia SE (A)	2,702	106,157
Fnac Darty SA (A)	1,390	57,729
Gaztransport Et Technigaz SA	1,087	83,414
GL Events	1,085	15,090
Groupe Crit (A)	163	9,641
Groupe Open (A)	410	4,490
Guerbet	508	19,203
Haulotte Group SA	962	5,452
ID Logistics Group (A)	176	34,163
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Imerys SA	1,434	$49,238
Ingenico Group SA (A)	3,076	494,195
Ipsen SA	152	12,894
IPSOS	2,286	57,630
Jacquet Metal Service SA	1,278	16,834
JCDecaux SA (A)(C)	1,852	34,596
Kaufman & Broad SA	901	31,189
Korian SA (A)	3,163	116,092
Lagardere SCA (A)(C)	3,040	43,431
Laurent-Perrier	110	9,516
Lectra	1,346	24,381
LISI (A)	1,205	25,177
LNA Sante SA	511	27,249
Maisons du Monde SA (D)	1,925	25,415
Manitou BF SA (A)	880	17,191
Manutan International	105	6,089
Mersen SA	1,171	28,097
Metropole Television SA (A)	1,324	14,977
Nexans SA (A)	2,031	94,494
Nexity SA	2,361	76,797
Nicox (A)	3,009	13,786
NRJ Group (A)	782	4,830
Onxeo SA (A)(C)	4,617	3,940
Pierre & Vacances SA (A)	142	2,565
Plastivaloire (A)	383	1,604
Quadient	2,721	39,768
Rallye SA (A)	1,771	14,026
Recylex SA (A)(B)(C)	1,058	2,197
Rexel SA	15,736	180,352
Robertet SA	28	29,381
Rothschild & Company (A)	1,372	33,293
Rubis SCA (C)	2,557	123,277
Savencia SA (A)	372	22,590
SCOR SE (A)	435	12,014
Seche Environnement SA	335	12,321
Societe BIC SA (C)	1,252	63,750
Societe pour l'Informatique Industrielle	438	10,127
SOITEC (A)	1,176	131,002
Solocal Group (A)(B)(C)	36,459	6,591
Somfy SA	407	41,148
Sopra Steria Group	705	87,215
SPIE SA	7,967	119,713
Stef SA (A)	202	16,431
Synergie SA (A)	557	14,185
Tarkett SA (A)	1,942	22,679
Technicolor SA (A)(C)	685	2,129
Television Francaise 1 (A)	3,803	20,635
Thermador Groupe	453	26,601
Trigano SA	463	48,721
Valeo SA	460	12,133
Vallourec SA (A)(C)	493	20,792
Valneva SE (A)	2,831	13,766
Vetoquinol SA	56	3,858
Vicat SA	1,404	43,167
VIEL & Cie SA	6,040	34,572
Vilmorin & Cie SA	614	32,484
Virbac SA (A)	180	39,455
		3,854,369
Gabon - 0.0%
Total Gabon	20	2,325
Georgia - 0.0%
Bank of Georgia Group PLC (A)	2,491	33,216
Georgia Capital PLC (A)	1,145	6,551
TBC Bank Group PLC (A)	239	2,639
		42,406

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany - 6.1%
1&1 Drillisch AG	1,558	$40,587
Aareal Bank AG (A)	2,902	56,694
ADO Properties SA (A)(D)	2,109	57,524
ADVA Optical Networking SE (A)	5,162	34,207
AIXTRON SE (A)	3,257	39,276
Allgeier SE (C)	498	18,644
Amadeus Fire AG (A)	408	50,645
Atoss Software AG	218	25,346
Aurubis AG	2,018	124,750
Basler AG	162	10,879
Bauer AG (A)	959	10,473
BayWa AG	1,025	33,138
Bechtle AG	1,408	249,554
Bertrandt AG	394	15,560
bet-at-home.com AG	350	15,187
Bijou Brigitte AG (A)	340	10,924
Bilfinger SE	2,311	44,269
Borussia Dortmund GmbH & Company KGaA	3,564	23,104
CANCOM SE	1,836	97,874
CECONOMY AG (A)	8,144	28,415
CENIT AG (A)	446	4,796
Centrotec SE (A)	291	4,564
Cewe Stiftung & Company KGAA	503	55,621
comdirect bank AG (A)	2,610	39,914
Commerzbank AG (A)	18,522	82,550
CompuGroup Medical SE & Company KgaA	1,368	107,663
CropEnergies AG	1,544	15,538
CTS Eventim AG & Company KGaA (A)	3,354	140,049
Deutsche Beteiligungs AG	854	28,999
Deutsche EuroShop AG (A)(C)	2,527	35,711
Deutsche Pfandbriefbank AG (A)(D)	7,700	56,340
Deutz AG (A)	7,260	34,164
DIC Asset AG	3,005	40,372
Dr. Hoenle AG	420	22,791
Draegerwerk AG & Company KGaA	82	5,505
Duerr AG	3,200	83,530
Eckert & Ziegler Strahlen- und Medizintechnik AG	402	67,325
Elmos Semiconductor AG	392	9,546
ElringKlinger AG (A)(C)	2,576	15,398
Fielmann AG	1,241	83,726
First Sensor AG	676	29,504
Freenet AG	6,277	100,801
FUCHS PETROLUB SE	1,085	36,539
GEA Group AG	6,434	204,203
Gerresheimer AG	1,930	178,361
Gesco AG	885	15,191
GFT Technologies SE	961	11,682
GRENKE AG	500	38,786
H&R GmbH & Company KGaA (A)	1,324	8,543
Hamburger Hafen und Logistik AG	1,330	22,587
Heidelberger Druckmaschinen AG (A)	18,003	11,629
Hella GmbH & Company KGaA	2,112	86,758
HOCHTIEF AG	295	26,249
Hornbach Baumarkt AG	921	29,691
Hornbach Holding AG & Company KGaA	697	57,787
HUGO BOSS AG	3,312	100,372
Hypoport SE (A)	73	32,473
Indus Holding AG (A)	975	32,924
Instone Real Estate Group AG (A)(D)	1,397	30,309
Jenoptik AG	2,990	69,852
JOST Werke AG (A)(D)	356	12,024
K+S AG (C)	10,944	69,370
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
KION Group AG	293	$18,040
Kloeckner & Company SE (A)	5,538	30,352
Koenig & Bauer AG (A)	912	20,427
Krones AG	775	49,774
KWS Saat SE & Company KGaA	381	28,570
LANXESS AG	4,224	223,371
Leifheit AG (A)	437	12,148
Leoni AG (A)(C)	2,398	18,019
LPKF Laser & Electronics AG	1,100	23,870
Manz AG (A)(C)	233	4,608
Medigene AG (A)(C)	760	4,248
METRO AG	3,100	29,419
MLP SE	5,864	36,009
New Work SE	163	50,273
Nexus AG	866	38,068
Nordex SE (A)	4,553	45,484
Norma Group SE (A)	1,379	36,912
OHB SE (A)	399	18,771
OSRAM Licht AG (A)	4,525	207,390
PATRIZIA AG	3,146	76,310
Pfeiffer Vacuum Technology AG	311	57,428
PNE AG	4,544	25,509
ProSiebenSat.1 Media SE (A)	8,224	98,278
PSI Software AG	815	18,320
QSC AG	6,549	9,864
Rheinmetall AG	2,634	228,886
RHOEN-KLINIKUM AG	2,065	42,138
RIB Software SE	2,883	93,921
Rocket Internet SE (A)(D)	4,038	87,000
SAF-Holland SE (A)	4,007	23,648
Salzgitter AG (A)	1,978	27,832
SGL Carbon SE (A)	1,013	3,690
Siltronic AG	981	100,595
Sixt SE (A)(C)	694	53,284
SMA Solar Technology AG (A)	916	28,412
Software AG	2,120	85,627
STRATEC SE	407	39,879
Stroeer SE & Company KGaA (A)	1,850	124,841
Suedzucker AG	3,535	55,791
SUESS MicroTec SE (A)	2,259	36,702
Surteco Group SE	496	11,156
TAG Immobilien AG (A)	6,907	164,966
Takkt AG	2,476	25,356
Technotrans SE (A)	530	9,842
Tele Columbus AG (A)(D)	1,029	3,581
Traffic Systems SE	106	4,006
United Internet AG	628	26,682
Varta AG (A)(C)	239	26,970
VERBIO Vereinigte BioEnergie AG	1,482	15,516
Vossloh AG (A)	859	37,675
Wacker Chemie AG	759	52,188
Wacker Neuson SE (A)	2,553	38,654
Washtec AG (A)	611	25,180
Wuestenrot & Wuerttembergische AG	1,566	26,685
Zeal Network SE	349	12,560
		5,821,512
Gibraltar - 0.0%
888 Holdings PLC	12,231	26,453
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	68
TT Hellenic Postbank SA (A)(B)	12,594	0
		68

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)	5,498	$2,282
Hong Kong - 2.5%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0
Allied Group, Ltd.	6,000	36,453
Allied Properties HK, Ltd.	160,000	39,114
APAC Resources, Ltd.	15,396	1,669
Apollo Future Mobility Group, Ltd. (A)(C)	56,000	3,509
Asia Financial Holdings, Ltd.	14,000	6,317
Associated International Hotels, Ltd.	28,000	53,456
BOE Varitronix, Ltd.	18,000	5,755
Bright Smart Securities & Commodities Group, Ltd. (C)	26,000	5,140
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	13,020
Burwill Holdings, Ltd. (A)(B)	292,000	2,675
Cafe de Coral Holdings, Ltd.	18,000	37,417
Camsing International Holding, Ltd. (A)(B)	16,000	2,395
Chen Hsong Holdings	10,000	2,339
Cheuk Nang Holdings, Ltd.	3,622	1,664
China Energy Development Holdings, Ltd. (A)(C)	634,000	13,934
China Solar Energy Holdings, Ltd. (A)(B)	42,500	0
China Strategic Holdings, Ltd. (A)(C)	885,000	3,211
Chinese Estates Holdings, Ltd.	22,000	14,663
Chong Hing Bank, Ltd.	10,000	12,306
Chow Sang Sang Holdings International, Ltd.	22,000	23,399
Chuang's Consortium International, Ltd.	30,948	4,323
CITIC Telecom International Holdings, Ltd.	59,000	18,797
CSI Properties, Ltd.	245,066	7,710
CST Group, Ltd. (A)	2,210,240	6,238
Dah Sing Banking Group, Ltd.	18,000	16,518
Dah Sing Financial Holdings, Ltd.	6,520	18,355
Dynamic Holdings, Ltd.	8,000	12,199
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	3,318
Emperor Entertainment Hotel, Ltd.	40,000	5,395
Emperor International Holdings, Ltd.	97,333	16,273
Esprit Holdings, Ltd. (A)	117,900	12,879
Fairwood Holdings, Ltd. (C)	3,500	7,844
Far East Consortium International, Ltd.	79,809	26,165
First Pacific Company, Ltd.	146,000	28,012
Get Nice Holdings, Ltd.	591,000	10,154
Giordano International, Ltd.	82,000	12,469
Gold-Finance Holdings, Ltd. (A)(B)	62,000	576
Great Eagle Holdings, Ltd.	10,000	25,243
G-Resources Group, Ltd. (A)	2,014,800	9,911
Guotai Junan International Holdings, Ltd.	207,000	27,165
Haitong International Securities Group, Ltd.	114,070	27,378
Hang Lung Group, Ltd.	21,000	49,144
Hanison Construction Holdings, Ltd.	27,441	3,719
Harbour Centre Development, Ltd.	38,000	40,775
HKBN, Ltd.	36,000	63,128
HKR International, Ltd.	51,920	23,267
Hong Kong Ferry Holdings Company, Ltd.	29,000	21,977
Hongkong Chinese, Ltd.	66,000	6,239
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	7,677
Hutchison Port Holdings Trust	161,400	15,554
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	12,755
Hysan Development Company, Ltd.	25,000	80,706
IT, Ltd.	44,601	6,548
Johnson Electric Holdings, Ltd.	20,500	36,460
K Wah International Holdings, Ltd.	80,000	34,649
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kerry Logistics Network, Ltd.	24,000	$31,995
Kerry Properties, Ltd.	28,500	74,033
Kingston Financial Group, Ltd.	38,000	3,414
Kowloon Development Company, Ltd.	22,000	24,002
Lai Sun Development Company, Ltd.	15,320	16,092
Landing International Development, Ltd. (A)	75,600	2,449
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	22,500	3,517
Leyou Technologies Holdings, Ltd. (A)	40,000	13,206
Lifestyle International Holdings, Ltd.	25,000	20,632
Lippo China Resources, Ltd.	36,000	722
Liu Chong Hing Investment, Ltd.	16,000	14,645
Luk Fook Holdings International, Ltd.	15,000	32,611
Man Wah Holdings, Ltd.	76,000	73,194
Mandarin Oriental International, Ltd.	8,000	12,121
Mason Group Holdings, Ltd. (C)	1,548,800	5,030
Melco International Development, Ltd.	33,000	64,340
Midland Holdings, Ltd. (A)	34,734	3,600
Miramar Hotel & Investment	15,000	26,760
Nameson Holdings, Ltd.	62,000	3,211
NewOcean Energy Holdings, Ltd. (A)	66,000	6,233
NWS Holdings, Ltd.	39,000	33,924
OP Financial, Ltd.	32,000	3,608
Oshidori International Holdings, Ltd.	204,000	25,390
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	294,000	43,223
Pacific Textiles Holdings, Ltd.	42,000	20,358
Paliburg Holdings, Ltd.	46,000	11,792
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Shape Medical, Ltd.	32,000	11,501
Pico Far East Holdings, Ltd.	60,000	9,164
Playmates Holdings, Ltd.	78,000	8,762
Polytec Asset Holdings, Ltd.	152,200	15,187
Public Financial Holdings, Ltd.	24,000	6,614
PYI Corp., Ltd. (A)	372,000	3,257
Regal Hotels International Holdings, Ltd.	36,000	14,243
Regina Miracle International Holdings, Ltd. (D)	17,000	4,855
Sa Sa International Holdings, Ltd. (C)	64,847	11,000
SEA Holdings, Ltd.	19,268	14,113
Shangri-La Asia, Ltd.	46,000	39,748
Shenwan Hongyuan HK, Ltd.	20,000	2,281
Shun Tak Holdings, Ltd.	80,250	30,047
Singamas Container Holdings, Ltd.	114,000	7,510
SITC International Holdings Company, Ltd.	64,000	68,527
SmarTone Telecommunications Holdings, Ltd.	31,500	16,913
SOCAM Development, Ltd. (A)	3,892	843
South China Holdings Company, Ltd. (A)	640,000	10,632
Stella International Holdings, Ltd.	20,000	20,512
Summit Ascent Holdings, Ltd. (A)	90,000	6,671
Sun Hung Kai & Company, Ltd.	45,000	17,713
SUNeVision Holdings, Ltd.	18,000	14,172
TAI Cheung Holdings, Ltd.	33,000	21,026
Tao Heung Holdings, Ltd.	14,000	1,813
Television Broadcasts, Ltd.	19,100	22,262
Texwinca Holdings, Ltd.	60,000	8,879
The Cross-Harbour Holdings, Ltd.	19,716	27,981
The Hongkong & Shanghai Hotels, Ltd.	31,903	28,922
The United Laboratories International Holdings, Ltd.	42,000	36,373
TOM Group, Ltd. (A)	96,000	14,523

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Town Health International Medical Group, Ltd. (B)(C)	261,361	$12,216
Tradelink Electronic Commerce, Ltd.	50,000	5,823
Transport International Holdings, Ltd.	11,721	22,780
Upbest Group, Ltd.	164,000	19,101
Value Partners Group, Ltd.	27,000	13,764
Vitasoy International Holdings, Ltd. (C)	18,000	69,187
VSTECS Holdings, Ltd. (C)	45,200	24,432
VTech Holdings, Ltd.	6,900	41,567
Wai Kee Holdings, Ltd.	24,000	11,853
Wing On Company International, Ltd.	4,000	9,072
Wing Tai Properties, Ltd.	70,000	35,372
YT Realty Group, Ltd.	9,152	2,476
Yue Yuen Industrial Holdings, Ltd.	30,000	45,728
Zhaobangji Properties Holdings, Ltd. (A)	88,000	13,663
		2,371,136
Ireland - 0.4%
Bank of Ireland Group PLC (A)	2,249	4,634
C&C Group PLC	13,557	38,645
Cairn Homes PLC	9,684	9,439
FBD Holdings PLC (A)	778	5,922
Glanbia PLC	5,573	63,330
Grafton Group PLC	14,783	120,886
Greencore Group PLC	23,830	37,070
Hostelworld Group PLC (D)	3,022	2,397
Irish Continental Group PLC	5,309	21,248
UDG Healthcare PLC	11,802	104,897
		408,468
Isle of Man - 0.1%
Hansard Global PLC	6,816	2,789
Playtech PLC	17,326	60,537
Strix Group PLC	6,042	14,400
		77,726
Israel - 1.2%
AFI Properties, Ltd. (A)	558	13,047
Airport City, Ltd. (A)	1	6
Allot, Ltd. (A)	2,103	22,307
Alrov Properties and Lodgings, Ltd.	399	9,590
Ashtrom Group, Ltd.	1,149	12,196
Ashtrom Properties, Ltd.	2,078	7,070
AudioCodes, Ltd.	1,955	62,899
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	6,990
Bayside Land Corp.	50	26,083
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	6,101
Big Shopping Centers, Ltd.	381	26,558
Blue Square Real Estate, Ltd.	215	7,492
Camtek, Ltd.	1,035	12,843
Cellcom Israel, Ltd. (A)(C)	1,966	7,785
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	825	3,226
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	16,520
Compugen, Ltd. (A)	1,251	18,516
Danel Adir Yeoshua, Ltd.	134	12,556
Delek Automotive Systems, Ltd.	1,858	8,475
Delek Group, Ltd. (A)	92	2,213
Delta Galil Industries, Ltd.	618	7,085
El Al Israel Airlines (A)	24,289	4,055
Electra Consumer Products 1970, Ltd.	445	10,349
Electra, Ltd.	139	59,279
Energix-Renewable Energies, Ltd. (A)	4,212	15,879
Enlight Renewable Energy, Ltd. (A)	13,397	20,545
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Equital, Ltd. (A)	992	$18,205
Formula Systems 1985, Ltd.	549	42,788
Fox Wizel, Ltd.	488	17,987
Gilat Satellite Networks, Ltd. (A)	1,452	9,423
Hadera Paper, Ltd. (A)	244	7,526
Harel Insurance Investments & Financial Services, Ltd.	4,995	27,158
Hilan, Ltd. (A)	1,033	41,816
IDI Insurance Company, Ltd.	440	10,279
Inrom Construction Industries, Ltd.	2,183	7,176
Intercure, Ltd. (A)(C)	3,504	3,923
Isras Investment Company, Ltd.	142	19,336
Kamada, Ltd. (A)	1,616	12,314
Magic Software Enterprises, Ltd.	1,349	15,349
Matrix IT, Ltd.	2,095	44,769
Maytronics, Ltd.	1,808	20,542
Mediterranean Towers, Ltd. (A)	4,044	8,505
Mega Or Holdings, Ltd.	757	16,920
Mehadrin, Ltd. (A)	15	511
Menora Mivtachim Holdings, Ltd.	1,766	17,754
Migdal Insurance & Financial Holdings, Ltd.	27,734	14,471
Mivne Real Estate KD, Ltd. (A)	10,717	19,422
Mivtach Shamir Holdings, Ltd. (A)	397	6,385
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	6,641
Nova Measuring Instruments, Ltd. (A)	1,872	90,185
Oil Refineries, Ltd.	102,102	19,064
One Software Technologies, Ltd.	170	12,172
OPC Energy, Ltd.	1,332	10,894
Partner Communications Company, Ltd. (A)	6,688	29,724
Paz Oil Company, Ltd.	525	42,196
Plasson Industries, Ltd.	241	8,387
Plus500, Ltd.	2,945	48,035
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	24,903
Scope Metals Group, Ltd.	377	5,646
Shikun & Binui, Ltd. (A)	10,724	38,366
Shufersal, Ltd.	2,440	15,941
Summit Real Estate Holdings, Ltd.	2,363	21,656
The Phoenix Holdings, Ltd. (A)	5,097	18,928
YH Dimri Construction & Development, Ltd.	285	7,483
		1,182,445
Italy - 4.0%
A2A SpA	88,577	125,906
ACEA SpA	3,476	66,835
Amplifon SpA (A)	3,081	82,309
Anima Holding SpA (D)	14,880	64,271
Aquafil SpA (A)(C)	969	4,270
Arnoldo Mondadori Editore SpA (A)	12,613	13,656
Ascopiave SpA	4,243	17,877
Autogrill SpA (A)	6,245	32,973
Avio SpA (A)	877	15,108
Azimut Holding SpA	7,499	128,709
Banca Farmafactoring SpA (D)	8,151	46,443
Banca Generali SpA	3,249	97,693
Banca IFIS SpA	1,607	15,525
Banca Mediolanum SpA	3,386	24,368
Banca Popolare di Sondrio SCPA (A)	28,436	53,908
Banca Profilo SpA (C)	24,032	5,390
Banco BPM SpA (A)(C)	97,273	145,696
BF SpA (C)	1,608	6,487
Biesse SpA (A)	835	10,602
BPER Banca (A)(C)	26,394	65,982

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Brunello Cucinelli SpA (A)	1,411	$42,033
Buzzi Unicem SpA	4,611	99,633
Buzzi Unicem SpA, Savings Shares	2,302	28,704
Cairo Communication SpA (A)	4,712	7,763
Cementir Holding NV	4,165	29,740
Cerved Group SpA (A)	10,299	74,076
CIR SpA-Compagnie Industriali (A)	60,979	28,543
Credito Emiliano SpA (A)	6,238	30,902
Credito Valtellinese SpA (A)	5,043	29,936
Danieli & C Officine Meccaniche SpA	788	10,101
Datalogic SpA	984	12,217
De' Longhi SpA (A)	2,476	64,943
DeA Capital SpA (A)	4,665	6,674
DiaSorin SpA	292	56,077
Enav SpA (D)	13,939	62,966
ERG SpA	2,242	48,446
Esprinet SpA (A)	3,554	15,094
Eurotech SpA (A)(C)	1,562	9,797
Falck Renewables SpA	9,073	55,661
Fincantieri SpA (A)(C)	18,635	12,875
FinecoBank Banca Fineco SpA (A)	1,735	23,482
Freni Brembo SpA (A)	9,683	89,934
Geox SpA (A)(C)	8,390	6,811
Gruppo MutuiOnline SpA	2,096	44,691
Hera SpA	45,093	169,312
Illimity Bank SpA (A)	3,232	26,732
IMA Industria Macchine Automatiche SpA (A)	816	49,126
IMMSI SpA (A)	6,756	2,964
Interpump Group SpA	4,044	120,567
Iren SpA	30,720	76,285
Italgas SpA	28,535	166,063
Italmobiliare SpA	1,654	54,109
Juventus Football Club SpA (A)	30,558	31,745
La Doria SpA	1,205	15,386
Leonardo SpA	10,796	71,970
Maire Tecnimont SpA (A)(C)	10,323	20,116
MARR SpA (A)	1,645	24,749
Mediaset SpA (A)(C)	18,917	33,679
OVS SpA (A)(C)(D)	9,134	9,970
Piaggio & C SpA	11,658	28,257
Pirelli & C. SpA (A)(C)(D)	17,419	74,106
Prima Industrie SpA (A)(C)	178	2,604
Prysmian SpA	4,127	95,739
RAI Way SpA (D)	5,678	37,348
Reno de Medici SpA	15,969	12,762
Reply SpA	832	67,516
Retelit SpA	7,126	14,130
SAES Getters SpA	213	5,749
Safilo Group SpA (A)(C)	2,378	1,894
Saipem SpA	41,655	104,517
Salvatore Ferragamo SpA (A)	2,944	39,922
Saras SpA (A)	28,012	22,082
Sesa SpA	320	19,418
Societa Cattolica di Assicurazioni SC (A)(C)	11,261	64,816
Sogefi SpA (A)(C)	3,551	3,508
SOL SpA	2,802	33,135
Tamburi Investment Partners SpA	5,435	35,530
Technogym SpA (A)(D)	3,895	32,598
Tinexta SpA (A)	1,069	14,380
Tod's SpA (A)(C)	590	17,577
Unieuro SpA (A)(D)	707	5,961
Unione di Banche Italiane SpA (A)	63,162	207,324
Unipol Gruppo SpA (A)	23,441	91,572
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Webuild SpA	14,544	$22,881
Zignago Vetro SpA	1,669	24,979
		3,868,185
Japan - 24.8%
Access Company, Ltd.	2,300	21,183
Achilles Corp.	1,000	18,055
Adastria Company, Ltd.	920	14,628
ADEKA Corp.	4,700	62,474
Advan Company, Ltd.	1,000	12,466
Aeon Delight Company, Ltd.	800	22,303
Aeon Fantasy Company, Ltd.	400	5,723
Aeon Hokkaido Corp.	1,800	13,939
Aeria, Inc. (A)(C)	700	3,258
Ai Holdings Corp. (C)	1,900	27,479
Aica Kogyo Company, Ltd.	400	13,145
Aichi Corp.	3,200	22,116
Aichi Steel Corp.	700	19,912
Aida Engineering, Ltd.	4,500	30,450
Aiful Corp. (A)	15,500	34,256
Aiphone Company, Ltd.	1,300	18,992
Airport Facilities Company, Ltd.	1,200	4,716
Aisan Industry Company, Ltd.	2,500	12,284
Aizawa Securities Company, Ltd.	2,400	15,245
Akatsuki, Inc.	400	14,269
Akebono Brake Industry Company, Ltd. (A)	9,400	15,015
Albis Company, Ltd.	500	10,162
Alconix Corp.	1,600	17,289
Alpen Company, Ltd. (C)	1,100	17,110
Altech Corp.	1,100	19,454
Amano Corp.	1,800	37,451
Anest Iwata Corp.	1,800	14,020
AOI TYO Holdings, Inc. (C)	1,200	4,923
AOKI Holdings, Inc.	3,100	18,008
Aoyama Trading Company, Ltd.	2,500	17,063
Arakawa Chemical Industries, Ltd.	1,400	16,124
Arata Corp.	700	31,449
Arcland Sakamoto Company, Ltd.	2,400	42,078
Arcland Service Holdings Company, Ltd. (C)	1,000	17,745
Arcs Company, Ltd.	2,625	52,894
Arealink Company, Ltd.	500	4,113
Argo Graphics, Inc.	1,000	31,321
Arisawa Manufacturing Company, Ltd.	2,900	21,604
Arrk Corp. (A)	4,200	4,459
As One Corp.	200	21,837
Asahi Company, Ltd.	800	11,068
Asahi Diamond Industrial Company, Ltd.	3,900	17,766
Asahi Holdings, Inc.	1,800	47,918
ASAHI YUKIZAI Corp.	1,200	15,979
Asanuma Corp.	700	26,882
Asia Pile Holdings Corp.	3,300	14,521
ASKA Pharmaceutical Company, Ltd.	1,600	18,053
ASKUL Corp.	1,000	32,120
Ateam, Inc.	800	6,410
Atom Corp.	5,000	38,036
Atsugi Company, Ltd.	1,200	6,812
Autobacs Seven Company, Ltd.	3,000	37,907
Avex, Inc.	2,500	19,777
Axell Corp.	100	694
Axial Retailing, Inc.	800	32,025
Bando Chemical Industries, Ltd.	2,500	15,214
Bank of the Ryukyus, Ltd.	3,000	26,724
BayCurrent Consulting, Inc.	900	75,252
Belc Company, Ltd.	500	34,241

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Bell System24 Holdings, Inc.	2,400	$31,232
Belluna Company, Ltd.	5,000	28,261
BeNEXT Group, Inc. (C)	800	7,032
BML, Inc.	1,000	26,046
Bourbon Corp.	500	8,425
Broadleaf Company, Ltd. (C)	4,600	22,573
BRONCO BILLY Company, Ltd.	600	13,483
Bunka Shutter Company, Ltd.	5,000	34,628
C Uyemura & Company, Ltd.	400	24,185
CAC Holdings Corp. (C)	1,500	16,686
Can Do Company, Ltd.	900	17,377
Canon Electronics, Inc.	1,700	25,481
Carlit Holdings Company, Ltd.	2,100	9,882
Cawachi, Ltd.	900	23,246
Central Glass Company, Ltd.	2,800	47,625
Central Security Patrols Company, Ltd.	300	11,915
Central Sports Company, Ltd.	600	12,552
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	23,472
Chino Corp.	400	5,161
Chiyoda Company, Ltd.	800	8,764
Chiyoda Integre Company, Ltd.	800	12,317
Chofu Seisakusho Company, Ltd.	1,700	35,692
Chori Company, Ltd.	1,200	20,522
Chubu Shiryo Company, Ltd.	2,000	30,313
Chudenko Corp.	1,900	40,845
Chuetsu Pulp & Paper Company, Ltd.	500	7,214
Chugai Ro Company, Ltd.	500	7,108
Chugoku Marine Paints, Ltd.	4,000	29,786
CI Takiron Corp.	3,000	19,530
Citizen Watch Company, Ltd.	16,000	52,157
Cleanup Corp.	2,100	11,170
CMIC Holdings Company, Ltd.	1,200	15,873
CMK Corp.	3,700	14,323
cocokara fine, Inc.	1,140	61,624
Colowide Company, Ltd. (C)	2,700	36,857
Computer Engineering & Consulting, Ltd.	1,800	28,534
Comture Corp.	1,000	26,075
CONEXIO Corp.	1,300	17,209
Corona Corp.	300	2,877
Cosel Company, Ltd. (C)	1,200	10,480
Cosmo Energy Holdings Company, Ltd.	2,900	42,609
Cota Company, Ltd.	440	4,839
Create Restaurants Holdings, Inc.	5,000	32,979
Create SD Holdings Company, Ltd.	900	28,079
CTS Company, Ltd.	1,900	15,791
Curves Holdings Company, Ltd. (A)	2,000	10,967
Cybozu, Inc.	900	28,245
Dai Nippon Toryo Company, Ltd.	1,200	10,499
Daibiru Corp.	3,400	31,156
Dai-Dan Company, Ltd.	1,000	26,179
Daido Metal Company, Ltd.	1,900	9,655
Daido Steel Company, Ltd.	1,600	49,124
Daidoh, Ltd.	2,000	4,035
Daihen Corp.	1,400	50,115
Daiho Corp.	1,200	27,071
Daiichi Jitsugyo Company, Ltd.	400	13,578
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	13,239
Dai-ichi Seiko Company, Ltd.	500	10,096
Daiichikosho Company, Ltd.	1,000	29,919
Daiken Corp.	1,000	16,842
Daiken Medical Company, Ltd.	400	2,234
Daiki Aluminium Industry Company, Ltd.	3,000	15,860
Daikoku Denki Company, Ltd.	800	9,534
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daikokutenbussan Company, Ltd.	300	$13,459
Daikyonishikawa Corp.	1,900	8,548
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	1,000	21,703
Daiseki Company, Ltd.	1,800	48,253
Daishi Hokuetsu Financial Group, Inc.	2,700	54,780
Daito Pharmaceutical Company, Ltd.	700	25,944
Daiwa Industries, Ltd.	2,000	16,831
Daiwabo Holdings Company, Ltd.	800	52,504
DCM Holdings Company, Ltd.	6,500	74,532
DeNA Company, Ltd.	3,700	46,196
Densan System Company, Ltd.	700	25,062
Denyo Company, Ltd.	900	15,987
Descente, Ltd. (A)	2,300	31,855
Dexerials Corp.	3,500	27,591
Digital Arts, Inc.	400	32,528
Digital Garage, Inc.	500	16,018
Digital Hearts Holdings Company, Ltd.	900	7,119
Dip Corp.	1,900	38,595
DKK Company, Ltd.	1,000	24,187
DKS Company, Ltd.	400	19,321
DMG Mori Company, Ltd. (C)	4,600	56,208
Doshisha Company, Ltd.	1,700	25,732
Doutor Nichires Holdings Company, Ltd.	2,300	37,199
Dowa Holdings Company, Ltd.	1,000	30,353
DTS Corp.	1,800	37,143
Duskin Company, Ltd.	2,100	53,505
DyDo Group Holdings, Inc.	700	31,696
Eagle Industry Company, Ltd.	2,200	14,775
Earth Corp.	500	38,130
EDION Corp.	5,000	50,784
eGuarantee, Inc.	2,400	56,963
E-Guardian, Inc.	900	23,997
Eiken Chemical Company, Ltd.	1,800	28,813
Eizo Corp.	800	30,063
Elan Corp.	1,400	24,676
Elecom Company, Ltd.	800	39,190
Elematec Corp.	1,400	11,412
EM Systems Company, Ltd.	2,000	18,265
Enigmo, Inc. (A)	2,400	29,641
en-japan, Inc.	800	19,913
Enplas Corp.	1,100	24,343
EPS Holdings, Inc.	1,800	17,283
eRex Company, Ltd.	1,900	25,036
ES-Con Japan, Ltd.	3,800	28,938
ESPEC Corp.	1,600	26,578
Exedy Corp.	1,900	28,363
FAN Communications, Inc.	2,000	8,312
FCC Company, Ltd.	2,200	37,824
Feed One Company, Ltd.	15,040	28,159
Ferrotec Holdings Corp.	2,600	15,772
FIDEA Holdings Company, Ltd.	21,400	20,059
Fields Corp.	1,500	4,665
Financial Products Group Company, Ltd. (C)	1,600	8,865
Fixstars Corp.	2,000	23,956
Foster Electric Company, Ltd.	2,100	20,554
France Bed Holdings Company, Ltd.	2,200	17,273
Fudo Tetra Corp.	1,080	14,254
Fuji Company, Ltd.	1,400	24,364
Fuji Corp.	2,900	50,951
Fuji Corp., Ltd.	1,300	6,491
Fuji Oil Company, Ltd. (A)	4,400	7,036
Fuji Pharma Company, Ltd.	1,400	15,133
Fuji Seal International, Inc.	2,100	40,868

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fuji Soft, Inc.	800	$31,753
Fujibo Holdings, Inc.	700	21,217
Fujicco Company, Ltd.	1,500	27,884
Fujikura Kasei Company, Ltd.	2,000	9,651
Fujikura, Ltd.	15,600	45,160
Fujimori Kogyo Company, Ltd.	1,100	38,344
Fujisash Company, Ltd.	4,900	3,832
Fujita Kanko, Inc. (C)	300	4,743
Fujitec Company, Ltd.	1,400	25,761
Fujitsu Frontech, Ltd.	600	6,040
Fujitsu General, Ltd.	1,000	20,545
Fujiya Company, Ltd.	500	10,336
Fukuda Corp.	200	9,071
Fukushima Galilei Company, Ltd.	500	15,878
Fukuyama Transporting Company, Ltd.	300	10,512
FULLCAST Holdings Company, Ltd.	1,000	13,340
Funai Electric Company, Ltd. (A)	700	3,265
Funai Soken Holdings, Inc.	1,800	40,727
Furukawa Company, Ltd.	1,900	19,368
Furukawa Electric Company, Ltd.	2,500	60,713
Furuno Electric Company, Ltd.	2,400	21,731
Fuso Chemical Company, Ltd.	1,000	36,511
Fuso Pharmaceutical Industries, Ltd.	500	11,627
Futaba Corp.	1,600	14,647
Futaba Industrial Company, Ltd.	3,400	14,293
Future Corp.	1,200	19,210
Fuyo General Lease Company, Ltd.	900	50,147
Gakken Holdings Company, Ltd.	1,600	21,536
GCA Corp. (C)	1,900	10,938
Gecoss Corp.	400	3,444
Genki Sushi Company, Ltd.	500	10,741
Genky DrugStores Company, Ltd.	700	23,187
Geo Holdings Corp.	2,700	33,929
Giken, Ltd.	700	33,004
GLOBERIDE, Inc.	1,000	18,778
Glory, Ltd.	1,600	36,497
Goldcrest Company, Ltd.	990	13,587
Gree, Inc.	6,100	26,220
GS Yuasa Corp.	3,000	53,279
G-Tekt Corp.	1,200	11,644
Gun-Ei Chemical Industry Company, Ltd.	400	9,694
GungHo Online Entertainment, Inc.	1,300	23,243
Gunze, Ltd.	800	29,730
Gurunavi, Inc.	1,400	9,624
H2O Retailing Corp.	4,900	32,782
Hagihara Industries, Inc.	800	10,601
Hagiwara Electric Holdings Company, Ltd.	500	9,465
Hakuto Company, Ltd.	1,300	11,889
Halows Company, Ltd.	600	18,780
Hamakyorex Company, Ltd.	1,000	28,851
Hanwa Company, Ltd.	2,400	44,058
Happinet Corp.	1,000	10,456
Hazama Ando Corp.	10,090	58,529
Heiwa Corp.	1,000	16,725
Heiwa Real Estate Company, Ltd.	1,500	42,975
Heiwado Company, Ltd.	2,000	35,036
Hibiya Engineering, Ltd.	1,500	26,034
Hiday Hidaka Corp.	1,432	22,337
HI-LEX Corp.	600	6,641
Hinokiya Group Company, Ltd. (C)	300	4,586
Hioki EE Corp.	500	13,379
Hirano Tecseed Company, Ltd.	1,100	13,486
Hiroshima Gas Company, Ltd. (C)	4,900	16,399
HIS Company, Ltd.	1,400	20,867
Hisaka Works, Ltd.	2,000	13,844
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi Zosen Corp.	11,700	$42,800
Hochiki Corp.	600	6,828
Hodogaya Chemical Company, Ltd.	700	28,496
Hogy Medical Company, Ltd.	800	24,695
Hokkaido Electric Power Company, Inc.	11,100	42,573
Hokkaido Gas Company, Ltd.	600	8,863
Hokkan Holdings, Ltd.	1,000	16,917
Hokuetsu Corp.	7,900	27,971
Hokuetsu Industries Company, Ltd.	2,000	19,180
Hokuhoku Financial Group, Inc.	5,900	49,009
Hokuriku Electric Power Company	9,400	59,807
Hokuto Corp.	1,600	30,113
H-One Company, Ltd.	1,000	5,149
Honeys Holdings Company, Ltd.	1,350	14,359
Hoosiers Holdings	5,000	24,674
Hosiden Corp.	3,900	34,297
Hosokawa Micron Corp.	500	26,482
Ichibanya Company, Ltd.	300	13,221
Ichigo, Inc.	9,100	22,945
Ichikoh Industries, Ltd.	2,300	10,512
Ichinen Holdings Company, Ltd.	1,900	21,164
Ichiyoshi Securities Company, Ltd.	2,800	11,862
Icom, Inc.	500	14,377
Idec Corp.	1,600	25,602
IDOM, Inc.	3,900	17,974
IHI Corp.	1,000	14,509
Iino Kaiun Kaisha, Ltd.	7,300	23,081
IJTT Company, Ltd.	1,200	4,959
Ikegami Tsushinki Company, Ltd.	400	3,219
Imasen Electric Industrial	1,700	11,658
Imuraya Group Company, Ltd.	300	6,350
Inaba Denki Sangyo Company, Ltd.	3,200	71,355
Inaba Seisakusho Company, Ltd.	200	2,580
Inabata & Company, Ltd.	3,000	36,362
Infocom Corp.	1,000	27,424
Infomart Corp.	3,800	26,299
Information Services International-Dentsu, Ltd.	400	18,604
Intage Holdings, Inc.	3,100	25,406
Internet Initiative Japan, Inc.	1,300	44,480
Inui Global Logistics Company, Ltd.	875	6,766
IR Japan Holdings, Ltd.	300	31,615
Iriso Electronics Company, Ltd.	1,000	32,907
Iseki & Company, Ltd.	1,200	12,378
Ishihara Sangyo Kaisha, Ltd.	2,100	13,845
Itfor, Inc.	1,000	7,089
Itochu Enex Company, Ltd.	3,800	30,878
Itochu-Shokuhin Company, Ltd.	600	28,522
Itoham Yonekyu Holdings, Inc.	3,800	22,901
Itoki Corp.	2,100	6,679
IwaiCosmo Holdings, Inc.	900	9,196
Iwatani Corp.	2,300	80,443
J Trust Company, Ltd.	4,900	13,982
JAC Recruitment Company, Ltd.	1,200	12,798
Jaccs Company, Ltd.	1,600	26,208
Jafco Company, Ltd.	1,400	47,344
Jalux, Inc.	500	8,279
Jamco Corp.	500	3,590
Janome Sewing Machine Company, Ltd.	1,200	5,088
Japan Asset Marketing Company, Ltd. (A)	14,200	13,939
Japan Aviation Electronics Industry, Ltd.	3,000	40,598
Japan Best Rescue System Company, Ltd.	1,800	13,986
Japan Cash Machine Company, Ltd.	700	3,830
Japan Display, Inc. (A)	45,300	20,782

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Elevator Service Holdings Company, Ltd.	1,100	$35,585
Japan Investment Adviser Company, Ltd. (C)	1,000	9,577
Japan Lifeline Company, Ltd.	2,600	34,467
Japan Material Company, Ltd.	2,200	34,702
Japan Medical Dynamic Marketing, Inc.	900	13,631
Japan Petroleum Exploration Company, Ltd.	2,000	33,831
Japan Property Management Center Company, Ltd.	800	8,795
Japan Pulp & Paper Company, Ltd.	600	21,938
Japan Securities Finance Company, Ltd.	8,000	38,017
Japan Transcity Corp.	5,000	23,421
Jastec Company, Ltd.	400	4,894
JBCC Holdings, Inc.	1,900	26,410
JCU Corp.	1,300	40,713
Jeol, Ltd.	2,000	55,553
Jimoto Holdings, Inc.	9,800	8,662
JINS Holdings, Inc.	400	24,369
JM Holdings Company, Ltd. (C)	600	16,787
JMS Company, Ltd.	500	3,747
J-Oil Mills, Inc.	600	22,178
Joshin Denki Company, Ltd.	1,100	22,110
Joyful Honda Company, Ltd.	1,000	13,198
JSP Corp.	800	10,826
Juki Corp.	1,400	7,212
JVCKenwood Corp.	9,070	13,791
K&O Energy Group, Inc.	800	11,300
Kadokawa Corp.	3,636	74,715
Kaga Electronics Company, Ltd.	1,100	20,011
Kakiyasu Honten Company, Ltd.	800	19,189
Kameda Seika Company, Ltd.	700	33,707
Kamei Corp.	2,000	18,937
Kanaden Corp.	1,100	13,192
Kanagawa Chuo Kotsu Company, Ltd.	700	26,734
Kanamoto Company, Ltd.	1,900	41,618
Kandenko Company, Ltd.	2,700	22,949
Kaneka Corp.	2,100	54,655
Kanematsu Corp.	3,500	42,051
Kanematsu Electronics, Ltd.	700	24,932
Kansai Mirai Financial Group, Inc.	6,700	25,225
Kanto Denka Kogyo Company, Ltd.	2,000	15,918
Kappa Create Company, Ltd. (A)	1,000	13,632
Kasai Kogyo Company, Ltd.	1,000	4,234
Katakura Industries Company, Ltd.	1,700	18,084
Kato Sangyo Company, Ltd.	1,100	36,048
Kato Works Company, Ltd.	400	4,531
KAWADA TECHNOLOGIES, Inc.	200	9,014
Kawasaki Kisen Kaisha, Ltd. (A)	1,100	10,437
Keihanshin Building Company, Ltd.	2,700	34,807
Keihin Corp.	2,000	46,824
Keiyo Company, Ltd.	3,400	23,322
Kenedix, Inc.	10,800	53,376
Kenko Mayonnaise Company, Ltd.	900	16,147
KFC Holdings Japan, Ltd.	600	16,678
KH Neochem Company, Ltd. (C)	900	17,054
Kimoto Company, Ltd.	3,000	4,320
Kintetsu Department Store Company, Ltd.	400	11,267
Kintetsu World Express, Inc.	2,600	44,899
Kissei Pharmaceutical Company, Ltd.	1,100	27,791
Kitanotatsujin Corp. (C)	3,300	15,821
Kito Corp.	1,800	22,574
Kitz Corp.	4,600	29,423
KLab, Inc. (A)	2,100	14,270
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Koa Corp.	1,700	$15,895
Koatsu Gas Kogyo Company, Ltd.	3,000	20,558
Kobe Electric Railway Company, Ltd. (A)	300	10,474
Kobe Steel, Ltd. (A)	18,100	62,716
Kohnan Shoji Company, Ltd.	1,800	56,749
Kojima Company, Ltd.	3,000	15,382
Kokuyo Company, Ltd.	2,100	25,462
Komatsu Matere Company, Ltd.	2,000	13,726
KOMEDA Holdings Company, Ltd.	2,600	44,121
Komeri Company, Ltd.	1,500	38,472
Komori Corp.	3,700	24,238
Kondotec, Inc.	1,300	13,959
Konica Minolta, Inc.	4,100	14,258
Konishi Company, Ltd.	2,200	30,772
Konoike Transport Company, Ltd.	2,600	28,131
Koshidaka Holdings Company, Ltd.	2,000	7,770
Kotobuki Spirits Company, Ltd.	500	20,586
Kourakuen Holdings Corp.	1,100	15,853
Krosaki Harima Corp.	400	13,530
Kumagai Gumi Company, Ltd.	1,800	43,231
Kura Sushi, Inc.	500	24,377
Kurabo Industries, Ltd.	1,600	33,682
Kureha Corp.	1,100	48,364
Kurimoto, Ltd.	1,000	16,123
KYB Corp. (A)	1,600	30,000
Kyodo Printing Company, Ltd.	500	13,207
Kyoei Steel, Ltd.	1,800	21,718
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	28,063
Kyokuto Securities Company, Ltd.	2,300	10,920
Kyokuyo Company, Ltd.	700	17,636
KYORIN Holdings, Inc.	1,900	38,911
Kyoritsu Maintenance Company, Ltd.	1,060	36,263
Kyosan Electric Manufacturing Company, Ltd.	2,000	9,949
Kyushu Financial Group, Inc.	13,800	58,441
LAC Company, Ltd.	1,400	15,170
Lacto Japan Company, Ltd.	800	27,462
LEC, Inc.	1,600	24,087
Life Corp.	1,200	38,564
LIFULL Company, Ltd.	3,800	14,985
Link And Motivation, Inc. (C)	2,300	8,339
Lintec Corp.	1,900	45,284
LIXIL VIVA Corp.	1,600	38,650
M&A Capital Partners Company, Ltd. (A)	600	22,303
Macnica Fuji Electronics Holdings, Inc.	3,250	47,104
Macromill, Inc.	2,300	15,888
Maeda Corp.	3,700	28,319
Maeda Kosen Company, Ltd.	1,100	25,173
Maeda Road Construction Company, Ltd.	600	11,315
Maezawa Kasei Industries Company, Ltd.	1,100	10,018
Maezawa Kyuso Industries Company, Ltd.	900	16,766
Makino Milling Machine Company, Ltd.	1,200	36,930
MarkLines Company, Ltd.	1,000	20,838
Mars Group Holdings Corp.	700	10,555
Marubun Corp.	200	1,085
Marudai Food Company, Ltd.	1,600	28,213
Maruha Nichiro Corp.	1,500	30,721
Marusan Securities Company, Ltd.	4,700	17,885
Maruwa Company, Ltd.	600	45,412
Maruwa Unyu Kikan Company, Ltd.	1,200	33,831
Maruzen Company, Ltd.	800	13,173
Maruzen Showa Unyu Company, Ltd.	800	24,887
Marvelous, Inc.	1,400	9,122
Matsuda Sangyo Company, Ltd.	1,400	17,451
Matsuyafoods Holdings Company, Ltd.	700	23,747

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Max Company, Ltd.	2,000	$28,336
Maxell Holdings, Ltd.	2,200	20,564
Maxvalu Tokai Company, Ltd.	1,100	25,286
MCJ Company, Ltd.	3,200	25,573
MEC Company, Ltd.	1,500	29,353
Medical Data Vision Company, Ltd. (A)	1,700	19,456
Megachips Corp.	2,000	38,726
Megmilk Snow Brand Company, Ltd.	1,800	41,926
Meidensha Corp.	1,800	29,264
Meiko Electronics Company, Ltd.	1,200	15,388
Meiko Network Japan Company, Ltd.	1,100	8,717
Meisei Industrial Company, Ltd.	3,000	22,312
Meitec Corp.	1,300	62,896
Meito Sangyo Company, Ltd.	900	10,990
Menicon Company, Ltd.	1,200	59,312
METAWATER Company, Ltd.	800	36,851
Mie Kotsu Group Holdings, Inc.	3,700	16,214
Milbon Company, Ltd.	812	38,813
Mimasu Semiconductor Industry Company, Ltd.	1,400	30,294
Ministop Company, Ltd.	1,100	15,423
Miraca Holdings, Inc.	3,000	70,864
Mirait Holdings Corp.	4,240	63,510
Miroku Jyoho Service Company, Ltd.	700	14,737
Mitani Corp.	500	30,824
Mitani Sekisan Company, Ltd.	600	30,422
Mito Securities Company, Ltd. (C)	6,300	11,548
Mitsuba Corp. (A)	2,300	9,921
Mitsubishi Logisnext Company, Ltd.	1,000	8,863
Mitsubishi Paper Mills, Ltd.	2,600	8,217
Mitsubishi Pencil Company, Ltd.	600	7,527
Mitsubishi Research Institute, Inc.	500	20,004
Mitsubishi Shokuhin Company, Ltd.	200	5,109
Mitsubishi Steel Manufacturing Company, Ltd. (A)	1,000	6,250
Mitsuboshi Belting, Ltd.	1,000	15,665
Mitsui E&S Holdings Company, Ltd. (A)	4,600	17,756
Mitsui High-Tec, Inc.	900	13,430
Mitsui Matsushima Holdings Company, Ltd.	1,000	7,866
Mitsui Mining & Smelting Company, Ltd.	2,500	51,231
Mitsui Sugar Company, Ltd.	1,000	18,353
Mitsui-Soko Holdings Company, Ltd.	2,200	30,511
Mitsuuroko Group Holdings Company, Ltd.	3,200	34,365
Mixi, Inc.	1,800	31,837
Mizuho Leasing Company, Ltd.	1,900	41,880
Mizuno Corp.	1,400	26,976
Modec, Inc.	1,700	24,343
Monex Group, Inc.	10,400	21,116
Morinaga Milk Industry Company, Ltd.	1,700	75,689
Morita Holdings Corp.	2,200	38,403
MrMax Holdings, Ltd.	1,700	9,570
Musashi Seimitsu Industry Company, Ltd.	2,600	23,341
N Field Company, Ltd.	1,300	6,641
Nachi-Fujikoshi Corp.	600	18,927
Nagase & Company, Ltd.	3,600	45,033
Nagatanien Holdings Company, Ltd.	1,000	20,043
Nagawa Company, Ltd.	300	21,772
Nakamuraya Company, Ltd.	300	11,194
Nakanishi, Inc.	1,300	16,993
Nakayama Steel Works, Ltd.	1,100	3,707
Namura Shipbuilding Company, Ltd.	3,252	4,752
NEC Capital Solutions, Ltd.	800	14,744
Neturen Company, Ltd.	2,300	11,708
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nextage Company, Ltd.	2,300	$18,532
NHK Spring Company, Ltd.	7,200	46,826
Nice Corp. (A)	600	4,436
Nichias Corp.	2,400	50,158
Nichiban Company, Ltd.	700	9,489
Nichicon Corp.	3,400	23,731
Nichiden Corp.	600	13,124
Nichiha Corp.	1,600	34,181
NichiiGakkan Company, Ltd.	2,700	41,772
Nichi-iko Pharmaceutical Company, Ltd.	3,100	37,592
Nichireki Company, Ltd.	2,000	29,856
Nichirin Company, Ltd.	1,040	13,048
Nihon Chouzai Company, Ltd.	800	11,833
Nihon Dempa Kogyo Company, Ltd. (A)	1,800	5,669
Nihon Flush Company, Ltd.	1,000	12,495
Nihon House Holdings Company, Ltd.	1,000	2,553
Nihon Kagaku Sangyo Company, Ltd. (C)	1,000	8,933
Nihon Nohyaku Company, Ltd.	4,000	17,411
Nihon Parkerizing Company, Ltd.	3,900	39,176
Nihon Tokushu Toryo Company, Ltd.	1,000	9,202
Nikkiso Company, Ltd. (C)	2,100	20,070
Nikkon Holdings Company, Ltd.	2,900	57,656
Nippon Air Conditioning Services Company, Ltd.	1,600	10,780
Nippon Beet Sugar Manufacturing Company, Ltd.	900	15,696
Nippon Carbon Company, Ltd. (C)	500	16,037
Nippon Chemical Industrial Company, Ltd.	700	14,979
Nippon Chemi-Con Corp. (A)	1,100	18,514
Nippon Coke & Engineering Company, Ltd.	18,000	11,231
Nippon Concrete Industries Company, Ltd.	2,600	6,546
Nippon Denko Company, Ltd. (A)	6,530	10,285
Nippon Densetsu Kogyo Company, Ltd.	2,100	46,489
Nippon Electric Glass Company, Ltd.	3,400	53,408
Nippon Fine Chemical Company, Ltd.	800	10,980
Nippon Flour Mills Company, Ltd.	2,700	40,533
Nippon Gas Company, Ltd.	1,800	77,395
Nippon Hume Corp.	2,000	14,249
Nippon Kayaku Company, Ltd.	2,300	24,061
Nippon Kodoshi Corp. (C)	800	7,254
Nippon Koei Company, Ltd.	1,000	27,978
Nippon Koshuha Steel Company, Ltd. (A)	800	2,768
Nippon Light Metal Holdings Company, Ltd.	28,200	49,401
Nippon Paper Industries Company, Ltd.	3,600	50,493
Nippon Parking Development Company, Ltd.	8,400	10,877
Nippon Pillar Packing Company, Ltd.	1,500	19,310
Nippon Seiki Company, Ltd.	3,000	35,280
Nippon Sharyo, Ltd. (A)	600	14,023
Nippon Sheet Glass Company, Ltd. (A)	5,800	20,253
Nippon Signal Company, Ltd.	3,000	31,582
Nippon Soda Company, Ltd.	1,600	41,955
Nippon Steel Trading Corp.	972	30,717
Nippon Suisan Kaisha, Ltd.	10,700	46,574
Nippon Thompson Company, Ltd.	4,700	14,825
Nippon Yakin Kogyo Company, Ltd.	1,000	14,901
Nipro Corp.	4,100	45,439
Nishikawa Rubber Company, Ltd.	800	10,506
Nishimatsu Construction Company, Ltd.	3,200	63,869
Nishimatsuya Chain Company, Ltd.	2,900	29,921
Nishi-Nippon Financial Holdings, Inc.	7,000	47,311
Nishi-Nippon Railroad Company, Ltd.	600	16,281
Nishio Rent All Company, Ltd.	800	16,532

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissan Shatai Company, Ltd.	3,400	$29,346
Nissei ASB Machine Company, Ltd.	500	14,892
Nissei Plastic Industrial Company, Ltd.	1,600	12,206
Nissha Company, Ltd.	2,300	21,665
Nisshinbo Holdings, Inc. (C)	10,768	78,336
Nissin Corp.	1,400	19,766
Nissin Electric Company, Ltd.	3,400	33,209
Nissin Kogyo Company, Ltd.	2,100	42,713
Nissin Sugar Company, Ltd.	1,100	18,984
Nitta Corp.	1,300	28,298
Nittan Valve Company, Ltd.	1,200	2,453
Nittetsu Mining Company, Ltd.	300	12,240
Nitto Kogyo Corp.	1,600	28,748
Nitto Kohki Company, Ltd.	1,000	16,537
Nitto Seiko Company, Ltd.	1,700	7,254
Nohmi Bosai, Ltd.	1,300	25,260
Nojima Corp.	1,600	40,491
Nomura Company, Ltd.	3,000	25,064
Noritake Company, Ltd.	700	22,877
Noritsu Koki Company, Ltd.	1,000	14,006
Noritz Corp. (C)	2,100	25,581
North Pacific Bank, Ltd.	20,300	39,245
NS Tool Company, Ltd.	400	10,108
NS United Kaiun Kaisha, Ltd. (C)	800	11,068
NSD Company, Ltd.	3,000	51,282
NTN Corp.	18,400	36,959
Obara Group, Inc.	600	18,304
Ohsho Food Service Corp.	700	39,053
Oiles Corp.	1,380	17,877
Oisix ra daichi, Inc. (A)	1,200	23,504
Okabe Company, Ltd.	2,600	19,633
Okamoto Industries, Inc.	600	22,131
Okamura Corp.	3,700	25,706
Okasan Securities Group, Inc.	7,000	21,181
Oki Electric Industry Company, Ltd.	4,700	45,407
Okinawa Cellular Telephone Company	400	15,312
OKUMA Corp.	700	30,104
Okumura Corp.	1,600	36,885
Okura Industrial Company, Ltd.	800	12,016
Okuwa Company, Ltd.	1,000	15,359
Onoken Company, Ltd.	1,500	17,090
Onward Holdings Company, Ltd.	7,100	20,984
Open Door, Inc. (A)	600	7,285
Optex Group Company, Ltd.	1,400	15,958
Organo Corp.	600	32,461
Origin Company, Ltd.	600	8,483
Osaka Organic Chemical Industry, Ltd.	1,400	33,317
Osaka Soda Company, Ltd.	800	17,699
Osaka Steel Company, Ltd.	700	7,866
OSAKA Titanium Technologies Company, Ltd.	800	6,962
Osaki Electric Company, Ltd.	3,000	14,028
OSG Corp.	2,400	36,820
OSJB Holdings Corp.	7,600	16,332
Outsourcing, Inc.	4,500	28,686
Oyo Corp. (C)	1,300	16,991
Pacific Industrial Company, Ltd.	3,000	26,454
Pacific Metals Company, Ltd.	1,100	15,778
PAL GROUP Holdings Company, Ltd.	1,400	16,888
Paramount Bed Holdings Company, Ltd.	800	32,686
Paris Miki Holdings, Inc.	1,100	3,115
PC Depot Corp.	1,700	12,037
Penta-Ocean Construction Company, Ltd.	13,900	75,066
Pepper Food Service Company, Ltd.	600	2,977
PIA Corp. (C)	200	6,328
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pilot Corp.	700	$21,296
Piolax, Inc.	2,100	31,415
Poletowin Pitcrew Holdings, Inc.	2,000	16,722
Press Kogyo Company, Ltd.	7,000	19,022
Pressance Corp.	1,800	19,846
Prestige International, Inc.	5,000	37,673
Prima Meat Packers, Ltd.	2,000	53,713
Pronexus, Inc.	600	6,795
Prospect Company, Ltd.	33,000	13,172
Proto Corp.	400	3,732
PS Mitsubishi Construction Company, Ltd.	2,600	12,638
Punch Industry Company, Ltd.	1,300	5,037
Qol Holdings Company, Ltd.	1,400	14,717
Raito Kogyo Company, Ltd.	3,100	41,095
Raiznext Corp.	3,300	37,295
Rakus Company, Ltd.	2,200	38,885
Raysum Company, Ltd.	1,600	14,114
Relia, Inc.	2,100	19,558
Renaissance, Inc.	500	4,658
Resorttrust, Inc.	3,700	48,020
Restar Holdings Corp.	1,600	31,136
Retail Partners Company, Ltd.	300	4,727
Rheon Automatic Machinery Company, Ltd.	1,500	17,268
Ricoh Leasing Company, Ltd.	800	22,078
Riken Corp.	600	16,658
Riken Keiki Company, Ltd.	400	8,857
Riken Technos Corp.	3,000	11,835
Riken Vitamin Company, Ltd.	1,400	29,593
Ringer Hut Company, Ltd.	1,700	36,964
Riso Kagaku Corp.	500	6,912
Riso Kyoiku Company, Ltd.	9,300	28,100
Rock Field Company, Ltd.	1,000	12,076
Rokko Butter Company, Ltd.	600	8,559
Roland DG Corp.	900	10,347
Rorze Corp.	900	44,947
Round One Corp. (C)	4,100	29,650
Royal Holdings Company, Ltd. (C)	900	15,676
RS Technologies Company, Ltd.	400	12,906
Ryobi, Ltd.	1,400	15,709
Ryoden Corp.	1,500	20,405
Ryosan Company, Ltd.	1,500	30,920
Ryoyo Electro Corp.	1,600	43,387
S Foods, Inc.	500	12,215
S&B Foods, Inc.	600	21,992
Sac's Bar Holdings, Inc.	600	3,358
Saibu Gas Company, Ltd.	1,900	47,454
Saizeriya Company, Ltd.	1,100	21,317
Sakai Chemical Industry Company, Ltd.	1,400	26,496
Sakai Moving Service Company, Ltd.	500	25,512
Sakata INX Corp.	3,100	29,621
Sala Corp.	3,000	15,807
SAMTY Company, Ltd.	1,600	20,383
San ju San Financial Group, Inc.	1,700	20,887
San-A Company, Ltd.	600	23,000
San-Ai Oil Company, Ltd.	3,500	31,645
Sanden Holdings Corp. (A)(C)	1,400	4,486
Sangetsu Corp.	2,100	29,737
Sanken Electric Company, Ltd.	1,400	27,568
Sanki Engineering Company, Ltd.	2,000	22,926
Sankyo Company, Ltd.	500	12,103
Sankyo Seiko Company, Ltd.	3,200	13,172
Sankyo Tateyama, Inc.	2,500	22,287
Sanoh Industrial Company, Ltd.	2,600	16,301
Sanwa Holdings Corp.	1,500	13,480

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sanyo Chemical Industries, Ltd.	600	$25,856
Sanyo Denki Company, Ltd.	400	18,078
Sanyo Electric Railway Company, Ltd.	1,600	32,638
Sanyo Shokai, Ltd.	700	4,638
Sanyo Special Steel Company, Ltd.	1,400	11,541
Sapporo Holdings, Ltd.	2,700	50,773
Sato Holdings Corp.	1,700	36,970
Sawada Holdings Company, Ltd.	1,000	8,446
SBS Holdings, Inc.	2,200	45,417
Seika Corp.	500	5,754
Seikagaku Corp.	1,700	17,860
Seikitokyu Kogyo Company, Ltd.	1,600	11,260
Seiko Holdings Corp.	1,400	22,322
Seiren Company, Ltd.	2,700	34,119
Sekisui Jushi Corp.	1,600	32,191
Sekisui Kasei Company, Ltd.	2,500	13,448
Senko Group Holdings Company, Ltd.	4,700	34,934
Senshu Electric Company, Ltd.	500	13,157
Senshu Ikeda Holdings, Inc.	17,200	25,665
Senshukai Company, Ltd.	3,300	10,611
SFP Holdings Company, Ltd.	600	8,686
Shibaura Electronics Company, Ltd.	500	9,490
Shibaura Machine Company, Ltd.	1,600	32,130
Shibuya Corp.	800	20,881
Shikibo, Ltd.	1,100	10,173
Shikoku Chemicals Corp.	3,000	30,327
Shikoku Electric Power Company, Inc.	5,600	41,206
Shima Seiki Manufacturing, Ltd.	1,200	17,164
Shimachu Company, Ltd.	2,300	63,923
Shinagawa Refractories Company, Ltd.	600	12,294
Shindengen Electric Manufacturing Company, Ltd.	500	9,997
Shin-Etsu Polymer Company, Ltd.	3,000	24,571
Shinko Electric Industries Company, Ltd.	1,300	17,647
Shinko Shoji Company, Ltd.	3,200	24,927
Shinmaywa Industries, Ltd.	2,400	22,553
Shinnihon Corp.	2,500	19,538
Shinoken Group Company, Ltd.	2,000	16,176
Shinwa Company, Ltd. (Nagoya)	700	12,778
Shizuoka Gas Company, Ltd.	4,500	41,243
Shoei Company, Ltd.	1,200	30,063
Shoei Foods Corp.	700	27,302
Showa Corp.	1,900	39,271
Showa Sangyo Company, Ltd. (C)	1,400	42,896
SIGMAXYZ, Inc.	900	13,677
Siix Corp.	1,600	14,727
Sinanen Holdings Company, Ltd.	800	20,312
Sinfonia Technology Company, Ltd.	1,600	15,285
Sinko Industries, Ltd.	1,500	20,274
Sintokogio, Ltd.	3,400	25,000
SKY Perfect JSAT Holdings, Inc.	10,300	38,288
SMK Corp.	300	7,247
SMS Company, Ltd.	2,300	51,758
Sodick Company, Ltd.	2,400	17,793
Software Service, Inc.	200	20,908
Soken Chemical & Engineering Company, Ltd.	800	9,173
Solasto Corp.	1,500	14,946
Sourcenext Corp. (C)	6,400	16,573
Space Value Holdings Company, Ltd.	2,000	6,512
Sparx Group Company, Ltd.	7,400	14,893
SRA Holdings	600	13,324
SRS Holdings Company, Ltd. (A)	1,800	15,155
St. Marc Holdings Company, Ltd.	800	12,343
Star Mica Holdings Company, Ltd.	1,100	13,771
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Star Micronics Company, Ltd. (C)	2,300	$25,716
Starts Corp., Inc.	1,900	39,001
Starzen Company, Ltd.	300	11,810
Stella Chemifa Corp.	800	18,033
Strike Company, Ltd.	700	31,441
Studio Alice Company, Ltd.	900	13,151
Sugimoto & Company, Ltd.	700	12,090
Sumida Corp.	1,600	11,434
Suminoe Textile Company, Ltd.	500	9,604
Sumitomo Bakelite Company, Ltd.	1,200	33,891
Sumitomo Densetsu Company, Ltd.	1,300	28,882
Sumitomo Mitsui Construction Company, Ltd.	6,000	26,164
Sumitomo Osaka Cement Company, Ltd.	2,200	77,517
Sumitomo Riko Company, Ltd.	2,400	13,938
Sumitomo Seika Chemicals Company, Ltd.	500	16,288
Sun Frontier Fudousan Company, Ltd.	2,200	17,526
SWCC Showa Holdings Company, Ltd.	2,400	25,669
Systena Corp.	3,000	39,847
Syuppin Company, Ltd.	1,200	8,081
T Hasegawa Company, Ltd.	1,600	35,816
T RAD Company, Ltd.	500	6,170
T&K Toka Company, Ltd.	1,600	12,166
Tachibana Eletech Company, Ltd.	1,360	21,920
Tachi-S Company, Ltd.	2,400	19,368
Tadano, Ltd.	6,000	50,136
Taihei Dengyo Kaisha, Ltd.	1,500	32,082
Taiho Kogyo Company, Ltd.	1,200	5,901
Taikisha, Ltd.	900	24,945
Taiko Pharmaceutical Company, Ltd.	2,100	50,726
Taisei Lamick Company, Ltd.	500	12,876
Taiyo Holdings Company, Ltd.	1,000	46,179
Takamatsu Construction Group Company, Ltd.	1,000	22,395
Takaoka Toko Company, Ltd.	700	6,613
Takara Leben Company, Ltd.	6,300	21,125
Takara Standard Company, Ltd.	2,200	31,203
Takasago International Corp.	1,200	23,988
Takasago Thermal Engineering Company, Ltd.	1,700	25,003
Takashimaya Company, Ltd.	5,600	46,892
Take And Give Needs Company, Ltd.	200	1,165
Takeei Corp.	700	6,983
Takeuchi Manufacturing Company, Ltd.	2,200	36,704
Takihyo Company, Ltd.	600	10,348
Takuma Company, Ltd.	2,300	31,720
Tamron Company, Ltd.	1,500	25,947
Tamura Corp.	6,000	25,447
Tanseisha Company, Ltd.	1,100	7,687
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	22,395
Tayca Corp.	1,500	19,284
TechMatrix Corp.	2,400	41,889
Teikoku Electric Manufacturing Company, Ltd.	1,700	19,635
Teikoku Sen-I Company, Ltd.	500	10,628
Tekken Corp.	800	15,359
Tenma Corp.	1,000	15,424
T-Gaia Corp.	900	17,011
The 77 Bank, Ltd.	2,800	41,758
The Aichi Bank, Ltd.	600	15,520
The Akita Bank, Ltd.	1,100	14,820
The Aomori Bank, Ltd.	1,700	35,424
The Awa Bank, Ltd.	2,200	49,566
The Bank of Iwate, Ltd.	1,100	26,659

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Bank of Nagoya, Ltd.	1,100	$23,653
The Bank of Okinawa, Ltd.	1,640	47,283
The Bank of Saga, Ltd.	1,000	10,898
The Chiba Kogyo Bank, Ltd.	3,200	6,981
The Chugoku Bank, Ltd.	5,700	52,886
The Chukyo Bank, Ltd.	900	17,950
The Ehime Bank, Ltd.	2,100	22,733
The First Bank of Toyama, Ltd.	2,800	6,973
The Fukui Bank, Ltd.	1,800	28,027
The Fukushima Bank, Ltd.	2,100	3,333
The Gunma Bank, Ltd.	14,200	45,209
The Hachijuni Bank, Ltd.	14,100	53,669
The Hiroshima Bank, Ltd.	7,000	33,112
The Hokkoku Bank, Ltd.	1,500	39,886
The Hyakugo Bank, Ltd.	16,000	48,831
The Hyakujushi Bank, Ltd.	1,700	30,717
The Iyo Bank, Ltd.	9,200	56,315
The Japan Steel Works, Ltd.	2,600	37,170
The Japan Wool Textile Company, Ltd.	4,000	39,725
The Juroku Bank, Ltd.	1,700	30,981
The Keiyo Bank, Ltd.	4,400	21,249
The Kinki Sharyo Company, Ltd. (A)	300	3,465
The Kita-Nippon Bank, Ltd.	700	12,644
The Kiyo Bank, Ltd.	3,800	57,857
The Michinoku Bank, Ltd.	1,400	14,688
The Miyazaki Bank, Ltd.	1,000	22,162
The Monogatari Corp. (C)	400	31,240
The Musashino Bank, Ltd.	1,700	24,371
The Nagano Bank, Ltd.	800	8,721
The Nanto Bank, Ltd.	2,000	38,939
The Nippon Road Company, Ltd.	500	33,659
The Nisshin Oillio Group, Ltd.	1,200	37,555
The Ogaki Kyoritsu Bank, Ltd.	1,600	33,841
The Oita Bank, Ltd.	900	19,912
The Okinawa Electric Power Company, Inc.	1,990	33,142
The Pack Corp.	800	23,250
The San-In Godo Bank, Ltd.	8,000	40,378
The Shibusawa Warehouse Company, Ltd.	1,000	19,289
The Shiga Bank, Ltd.	2,200	48,998
The Shikoku Bank, Ltd.	2,800	20,456
The Shimizu Bank, Ltd.	500	8,259
The Sumitomo Warehouse Company, Ltd.	3,324	40,131
The Tochigi Bank, Ltd.	8,000	12,112
The Toho Bank, Ltd.	12,000	24,903
The Tohoku Bank, Ltd.	400	3,600
The Tottori Bank, Ltd.	400	4,555
The Towa Bank, Ltd.	2,900	18,817
The Yamagata Bank, Ltd.	2,000	24,717
The Yamanashi Chuo Bank, Ltd.	2,000	15,833
Tigers Polymer Corp.	1,000	4,593
TKC Corp.	1,100	58,317
Toa Corp. (Hyogo)	1,400	9,456
Toa Corp. (Tokyo)	1,200	17,420
Toagosei Company, Ltd.	6,900	67,772
Tobishima Corp.	720	7,015
TOC Company, Ltd.	3,400	21,524
Tocalo Company, Ltd.	3,200	34,565
Toda Kogyo Corp. (A)	300	5,402
Toei Company, Ltd.	200	26,779
Toenec Corp.	600	20,803
Toho Company, Ltd.	600	10,525
Toho Holdings Company, Ltd.	2,400	44,855
Toho Titanium Company, Ltd.	3,000	18,178
Toho Zinc Company, Ltd. (A)	800	11,455
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokai Corp.	1,200	$26,487
TOKAI Holdings Corp.	4,000	36,994
Tokai Rika Company, Ltd.	3,300	48,015
Tokai Tokyo Financial Holdings, Inc.	11,500	25,492
Token Corp.	610	39,796
Tokushu Tokai Paper Company, Ltd.	600	25,784
Tokuyama Corp.	2,600	61,517
Tokyo Base Company, Ltd. (A)	900	2,970
Tokyo Dome Corp.	5,500	39,525
Tokyo Energy & Systems, Inc.	2,000	14,607
Tokyo Keiki, Inc.	1,000	9,141
Tokyo Kiraboshi Financial Group, Inc.	1,936	19,838
Tokyo Ohka Kogyo Company, Ltd.	300	15,045
Tokyo Rakutenchi Company, Ltd.	200	8,097
Tokyo Rope Manufacturing Company, Ltd. (A)	700	3,698
Tokyo Seimitsu Company, Ltd.	1,800	57,739
Tokyo Steel Manufacturing Company, Ltd.	5,100	29,370
Tokyo Tekko Company, Ltd.	800	11,287
Tokyo Theatres Company, Inc.	900	10,234
Tokyotokeiba Company, Ltd.	1,100	36,658
Tokyu Construction Company, Ltd.	3,900	20,262
Tomato Bank, Ltd.	1,100	10,459
Tomen Devices Corp.	200	6,890
Tomoe Corp. (C)	2,200	6,948
Tomoe Engineering Company, Ltd.	800	13,699
Tomoku Company, Ltd.	500	8,198
TOMONY Holdings, Inc.	10,600	34,092
Tomy Company, Ltd.	4,500	35,577
Tonami Holdings Company, Ltd.	500	26,276
Topcon Corp.	4,700	38,016
Toppan Forms Company, Ltd.	3,400	33,765
Topre Corp.	2,300	25,781
Topy Industries, Ltd.	1,300	14,770
Toridoll Holdings Corp.	2,800	31,504
Torii Pharmaceutical Company, Ltd.	1,100	31,610
Torikizoku Company, Ltd. (C)	500	7,010
Torishima Pump Manufacturing Company, Ltd.	900	6,726
Tosei Corp.	3,700	39,139
Toshiba TEC Corp.	1,000	38,342
Tosho Company, Ltd.	800	9,514
Totetsu Kogyo Company, Ltd.	1,000	25,244
Towa Corp.	1,300	14,136
Towa Pharmaceutical Company, Ltd.	1,500	27,782
Toyo Construction Company, Ltd.	3,100	11,566
Toyo Denki Seizo KK	600	6,464
Toyo Engineering Corp. (A)	2,200	7,105
Toyo Ink SC Holdings Company, Ltd.	2,200	41,710
Toyo Kanetsu KK	400	7,864
Toyo Securities Company, Ltd.	6,000	6,577
Toyo Tanso Company, Ltd.	1,000	15,770
Toyo Tire Corp.	3,700	49,932
Toyo Wharf & Warehouse Company, Ltd.	600	7,619
Toyobo Company, Ltd.	4,993	69,567
TPR Company, Ltd.	1,400	17,466
Trancom Company, Ltd.	600	38,588
Tri Chemical Laboratories, Inc.	300	32,342
Trusco Nakayama Corp.	1,600	41,525
TS Tech Company, Ltd.	800	22,053
TSI Holdings Company, Ltd.	5,270	22,652
Tsubaki Nakashima Company, Ltd.	2,300	18,064
Tsubakimoto Chain Company	1,600	39,005
Tsugami Corp.	3,000	25,166
Tsukishima Kikai Company, Ltd.	2,000	21,801

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tsukuba Bank, Ltd.	5,700	$9,330
Tsukui Corp.	4,800	22,557
Tsurumi Manufacturing Company, Ltd.	1,000	17,143
Tsutsumi Jewelry Company, Ltd.	700	12,187
TV Asahi Holdings Corp.	700	10,199
Tv Tokyo Holdings Corp.	1,100	24,249
UACJ Corp.	1,903	34,281
Ube Industries, Ltd.	4,400	75,832
Uchida Yoko Company, Ltd.	800	46,822
Ulvac, Inc.	1,900	55,160
Uniden Holdings Corp. (A)	400	6,808
Union Tool Company	700	17,109
Unipres Corp.	2,600	22,803
United Arrows, Ltd.	1,200	20,378
United Super Markets Holdings, Inc.	4,200	44,307
UNITED, Inc.	1,300	13,967
Unitika, Ltd. (A)	5,900	19,556
Universal Entertainment Corp. (A)	800	15,619
Ushio, Inc.	5,200	69,471
UT Group Company, Ltd. (A)(C)	1,500	34,517
V Technology Company, Ltd.	400	13,670
Valor Holdings Company, Ltd.	1,700	33,244
Valqua, Ltd.	1,000	17,982
ValueCommerce Company, Ltd.	1,600	43,025
Vector, Inc. (A)	3,100	25,211
Vision, Inc. (A)	1,500	9,460
Vital KSK Holdings, Inc.	3,500	33,601
VT Holdings Company, Ltd.	6,600	21,595
Wacoal Holdings Corp.	1,900	35,222
Wacom Company, Ltd.	4,600	23,498
Wakachiku Construction Company, Ltd.	900	9,689
Wakita & Company, Ltd.	4,000	34,449
Warabeya Nichiyo Holdings Company, Ltd.	900	14,184
Watahan & Company, Ltd.	300	5,314
WATAMI Company, Ltd.	1,200	10,597
WDB Holdings Company, Ltd.	700	17,304
Weathernews, Inc.	500	16,371
West Holdings Corp.	1,690	34,252
WIN-Partners Company, Ltd.	1,000	9,019
World Holdings Company, Ltd.	600	9,541
Xebio Holdings Company, Ltd.	2,800	21,815
Yahagi Construction Company, Ltd.	2,000	14,614
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,441
YAKUODO Holdings Company, Ltd.	700	17,105
YAMABIKO Corp.	2,400	20,041
YAMADA Consulting Group Company, Ltd.	1,100	13,737
Yamaguchi Financial Group, Inc.	7,000	43,016
Yamaichi Electronics Company, Ltd.	1,700	22,275
YA-MAN, Ltd.	1,700	16,856
Yamato Kogyo Company, Ltd.	2,100	42,945
Yamazen Corp.	3,900	32,937
Yasuda Logistics Corp.	1,400	12,157
Yellow Hat, Ltd.	2,000	27,549
Yodogawa Steel Works, Ltd.	1,200	20,915
Yokogawa Bridge Holdings Corp.	2,100	43,698
Yokohama Reito Company, Ltd.	2,900	24,039
Yokowo Company, Ltd.	1,200	28,030
Yomeishu Seizo Company, Ltd.	500	8,552
Yomiuri Land Company, Ltd.	200	6,599
Yondenko Corp.	600	14,673
Yondoshi Holdings, Inc.	1,300	21,437
Yorozu Corp.	1,800	17,755
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yoshinoya Holdings Company, Ltd.	1,200	$24,800
Yuasa Trading Company, Ltd.	1,100	29,736
Yumeshin Holdings Company, Ltd.	2,200	12,086
Yurtec Corp.	2,000	12,178
Yushiro Chemical Industry Company, Ltd.	1,100	13,597
Zenrin Company, Ltd.	1,950	22,029
Zeon Corp.	400	3,694
ZIGExN Company, Ltd.	3,400	10,694
		23,842,433
Jersey, Channel Islands - 0.2%
Atrium European Real Estate, Ltd. (A)	9,345	28,822
Centamin PLC	71,818	163,937
Sanne Group PLC	1,649	12,857
		205,616
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	44,598
VP Bank AG	188	24,484
		69,082
Luxembourg - 0.3%
APERAM SA	2,726	76,421
Befesa SA (D)	372	14,507
Corestate Capital Holding SA (A)(C)	623	12,668
Grand City Properties SA	5,163	119,411
IVS Group SA	880	5,378
L'Occitane International SA	17,000	28,659
Shurgard Self Storage SA	331	12,461
Stabilus SA	1,018	53,430
		322,935
Macau - 0.0%
Macau Legend Development, Ltd. (A)	129,000	17,542
Malaysia - 0.0%
Lynas Corp., Ltd. (A)(C)	32,921	44,674
Malta - 0.1%
Kindred Group PLC	8,254	49,830
Monaco - 0.1%
Endeavour Mining Corp. (A)(C)	3,183	77,019
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	273	15,933
		92,952
Netherlands - 3.1%
Aalberts NV	6,065	198,875
Accell Group NV (A)	1,883	46,822
Aegon NV	20,623	60,961
Altice Europe NV (A)	22,298	86,238
AMG Advanced Metallurgical Group NV	1,350	24,067
Amsterdam Commodities NV	1,174	25,718
Arcadis NV (A)	7,063	128,029
ASM International NV	2,354	362,389
ASR Nederland NV	6,590	202,756
Basic-Fit NV (A)(D)	1,607	42,527
BE Semiconductor Industries NV	4,162	184,541
Beter Bed Holding NV (A)	1,056	2,182
Boskalis Westminster (A)	4,705	92,908
Brack Capital Properties NV (A)	230	15,018
Brunel International NV (A)	1,126	8,087
Corbion NV	2,691	96,971
Euronext NV (D)	2,395	241,066
Flow Traders (D)	1,631	58,356
ForFarmers NV	2,398	14,680
Fugro NV (A)(C)	4,374	17,330
GrandVision NV (D)	2,427	69,146
Heijmans NV (A)(C)	2,023	15,262
Hunter Douglas NV (A)	312	16,661

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
IMCD NV (C)	2,703	$254,890
Innoconcepts NV (A)(B)	10,527	0
Intertrust NV (D)	3,549	60,516
Kendrion NV (A)(C)	1,093	14,521
Koninklijke BAM Groep NV (A)	15,496	28,130
Koninklijke Vopak NV	1,169	61,878
Nederland Apparatenfabriek (A)	225	10,384
OCI NV (A)	1,346	14,139
Ordina NV (A)	5,537	11,373
PostNL NV	35,264	76,050
SBM Offshore NV	9,689	142,772
Shop Apotheke Europe NV (A)(C)(D)	216	25,839
SIF Holding NV (A)(C)	504	5,887
Signify NV (A)(D)	5,527	142,098
Sligro Food Group NV	1,151	17,808
TKH Group NV	1,730	68,150
TomTom NV (A)	3,258	25,772
Van Lanschot Kempen NV	1,125	16,299
		2,987,096
New Zealand - 0.6%
Air New Zealand, Ltd. (C)	12,658	10,856
Chorus, Ltd.	21,963	106,390
Freightways, Ltd.	5,543	25,882
Genesis Energy, Ltd.	22,721	44,623
Gentrack Group, Ltd. (C)	3,060	2,802
Hallenstein Glasson Holdings, Ltd.	3,354	7,694
Heartland Group Holdings, Ltd.	17,002	13,571
Infratil, Ltd.	34,251	104,489
Kathmandu Holdings, Ltd.	13,663	10,060
Metlifecare, Ltd.	10,897	36,489
NZME, Ltd. (A)	13,259	2,044
NZX, Ltd.	13,409	12,164
Oceania Healthcare, Ltd.	34,030	19,906
PGG Wrightson, Ltd.	819	1,428
Restaurant Brands New Zealand, Ltd. (A)	886	6,777
Sanford, Ltd.	2,767	11,239
Scales Corp., Ltd.	5,176	16,411
Skellerup Holdings, Ltd.	7,637	10,604
SKY Network Television, Ltd. (A)	75,182	7,310
SKYCITY Entertainment Group, Ltd.	31,778	49,423
Summerset Group Holdings, Ltd.	7,420	31,093
Synlait Milk, Ltd. (A)	4,590	21,114
The New Zealand Refining Company, Ltd.	11,354	5,398
The Warehouse Group, Ltd.	9,894	13,221
Tourism Holdings, Ltd.	6,508	8,377
TOWER, Ltd. (A)	12,717	5,150
Vista Group International, Ltd.	7,682	7,242
Z Energy, Ltd.	13,725	24,073
		615,830
Norway - 1.0%
ABG Sundal Collier Holding ASA	13,972	6,125
AF Gruppen ASA	989	17,760
Akastor ASA (A)	6,104	3,093
Aker Solutions ASA (A)(C)	8,985	7,937
American Shipping Company ASA (A)	1,661	4,446
Atea ASA (A)	4,256	41,191
Austevoll Seafood ASA	2,238	18,586
Axactor SE (A)	11,423	7,216
B2Holding ASA (A)	4,699	1,842
Bonheur ASA (C)	1,672	41,107
Borregaard ASA	5,508	58,716
BW Energy, Ltd. (A)(C)	932	1,688
BW Offshore, Ltd.	4,568	15,288
DNO ASA	36,835	22,728
Europris ASA (D)	10,396	50,398
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Fjordkraft Holding ASA (D)	1,289	$10,590
FLEX LNG, Ltd. (C)	1,570	7,282
Frontline, Ltd.	5,015	34,920
Grieg Seafood ASA	2,264	23,274
Hexagon Composites ASA (A)(C)	9,323	39,207
Hoegh LNG Holdings, Ltd.	2,568	2,992
IDEX Biometrics ASA (A)(C)	19,564	3,041
Kvaerner ASA (A)	11,623	7,557
NEL ASA (A)	31,894	63,524
Nordic Nanovector ASA (A)	2,098	4,697
Nordic Semiconductor ASA (A)	7,334	56,210
Norway Royal Salmon ASA	1,027	26,916
Norwegian Air Shuttle ASA (A)(C)	6,144	1,736
Norwegian Finans Holding ASA (A)	5,444	37,578
Norwegian Property ASA	8,366	10,650
Ocean Yield ASA	4,830	10,925
Odfjell Drilling, Ltd. (A)	4,970	5,695
Olav Thon Eiendomsselskap ASA (A)	577	8,434
Otello Corp. ASA (A)	6,623	8,298
PGS ASA (A)	19,660	8,072
Protector Forsikring ASA (A)	4,177	16,082
Sbanken ASA (A)(D)	5,201	34,059
Scatec Solar ASA (C)(D)	4,733	77,357
Selvaag Bolig ASA	1,842	10,934
TGS NOPEC Geophysical Company ASA	3,905	57,605
Treasure ASA	3,110	3,569
Veidekke ASA (A)	4,419	53,655
Wilh Wilhelmsen Holding ASA, Class A	862	10,583
XXL ASA (A)(D)	4,462	8,807
		942,370
Peru - 0.0%
Hochschild Mining PLC	16,530	39,944
Portugal - 0.3%
Altri SGPS SA (C)	3,125	15,049
Banco Comercial Portugues SA (A)(C)	530,269	63,702
CTT-Correios de Portugal SA (A)	8,914	21,140
Mota-Engil SGPS SA (A)(C)	5,636	7,232
NOS SGPS SA (A)	13,982	61,071
REN - Redes Energeticas Nacionais SGPS SA	21,605	58,955
Semapa-Sociedade de Investimento e Gestao	1,885	17,145
Sonae SGPS SA	44,348	32,079
The Navigator Company SA (A)	12,847	31,265
		307,638
Russia - 0.1%
Highland Gold Mining, Ltd.	12,084	34,973
Petropavlovsk PLC (A)	214,252	66,373
		101,346
Singapore - 1.2%
Accordia Golf Trust	40,300	19,902
Ascendas India Trust	45,100	43,733
Banyan Tree Holdings, Ltd. (A)	19,800	3,514
Best World International, Ltd. (B)	16,300	15,907
Boustead Projects, Ltd.	3,000	1,601
Boustead Singapore, Ltd.	10,000	4,497
Bukit Sembawang Estates, Ltd.	11,000	30,530
BW LPG, Ltd. (D)	4,059	12,781
China Aviation Oil Singapore Corp., Ltd.	14,400	10,402
Chip Eng Seng Corp., Ltd.	33,000	13,707
ComfortDelGro Corp., Ltd.	86,000	90,378
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	8,760
CSE Global, Ltd.	34,000	9,816

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Delfi, Ltd.	21,900	$11,609
Ezion Holdings, Ltd. (A)(B)	131,300	4,051
Far East Orchard, Ltd. (A)	5,000	3,780
First Resources, Ltd.	19,300	19,389
Fraser and Neave, Ltd.	8,600	8,559
Frasers Property, Ltd.	13,400	12,189
Gallant Venture, Ltd. (A)	71,000	5,769
GL, Ltd.	51,700	22,295
Golden Agri-Resources, Ltd.	323,200	34,588
GuocoLand, Ltd.	10,400	10,951
Halcyon Agri Corp., Ltd. (A)	4,293	672
Haw Par Corp., Ltd.	5,800	41,020
Ho Bee Land, Ltd.	11,400	17,295
Hong Fok Corp., Ltd.	20,100	10,285
Hong Leong Finance, Ltd.	12,900	23,154
Hyflux, Ltd. (A)	24,000	72
IGG, Inc. (C)	51,000	41,943
Indofood Agri Resources, Ltd. (A)	25,000	5,449
Japfa, Ltd.	38,500	19,042
Kenon Holdings, Ltd.	787	15,569
Keppel Infrastructure Trust	157,190	61,163
Metro Holdings, Ltd.	31,600	16,584
Midas Holdings, Ltd. (A)(B)	86,000	10,071
OM Holdings, Ltd.	10,791	2,573
OUE, Ltd.	11,100	9,514
Oxley Holdings, Ltd.	25,106	4,275
Raffles Medical Group, Ltd.	34,841	23,072
Riverstone Holdings, Ltd.	15,700	29,614
SATS, Ltd.	20,400	42,286
SBS Transit, Ltd.	5,000	10,741
Sembcorp Industries, Ltd.	51,300	64,939
Sembcorp Marine, Ltd. (A)	12,200	3,757
Sheng Siong Group, Ltd.	29,900	35,530
SIA Engineering Company, Ltd.	12,800	18,245
SIIC Environment Holdings, Ltd.	35,800	5,300
Sinarmas Land, Ltd.	94,200	11,898
Singapore Post, Ltd.	66,100	36,749
Singapore Press Holdings, Ltd.	66,000	60,473
Stamford Land Corp., Ltd.	59,000	14,670
StarHub, Ltd.	25,600	23,984
Swiber Holdings, Ltd. (A)(B)	15,000	704
UMS Holdings, Ltd.	14,000	9,098
United Industrial Corp., Ltd.	7,100	11,252
UOB-Kay Hian Holdings, Ltd.	23,285	19,460
Wing Tai Holdings, Ltd.	21,205	27,322
XP Power, Ltd.	824	36,308
Yeo Hiap Seng, Ltd.	1,104	666
		1,163,457
South Africa - 0.1%
Mediclinic International PLC	18,139	59,588
Petra Diamonds, Ltd. (A)	87,324	1,977
		61,565
Spain - 2.1%
Acciona SA	1,362	133,987
Acerinox SA (A)	7,380	60,001
Alantra Partners SA	1,181	14,516
Almirall SA (A)	2,373	31,322
Amper SA (A)	82,546	14,980
Applus Services SA	6,225	47,956
Atresmedia Corp. de Medios de Comunicacion SA	6,046	15,803
Banco de Sabadell SA	4,153	1,459
Bankia SA	55,976	59,845
Bankinter SA	27,501	131,815
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Cia de Distribucion Integral Logista Holdings SA	1,412	$26,452
CIE Automotive SA	2,718	47,850
Construcciones y Auxiliar de Ferrocarriles SA	1,425	51,825
Distribuidora Internacional de Alimentacion SA (A)(C)	275,484	34,470
Ebro Foods SA	3,323	68,938
eDreams ODIGEO SA (A)	4,905	13,648
Elecnor SA	2,026	21,582
Enagas SA	5,830	142,622
Ence Energia y Celulosa SA	6,294	20,677
Ercros SA (A)	5,006	10,124
Euskaltel SA (D)	3,494	30,988
Faes Farma SA	12,329	50,267
Fluidra SA (A)	1,739	23,078
Fomento de Construcciones y Contratas SA (A)	2,275	21,523
Global Dominion Access SA (A)(D)	5,439	17,442
Grupo Catalana Occidente SA	2,346	54,326
Grupo Empresarial San Jose SA (A)(C)	2,194	11,734
Iberpapel Gestion SA	65	1,423
Indra Sistemas SA (A)	4,996	39,564
Laboratorios Farmaceuticos Rovi SA	987	28,066
Liberbank SA (A)	130,927	21,749
Mapfre SA	10,819	19,319
Masmovil Ibercom SA (A)	3,141	80,483
Mediaset Espana Comunicacion SA (A)	7,779	28,853
Melia Hotels International SA	6,008	25,644
Miquel y Costas & Miquel SA	1,474	21,154
Neinor Homes SA (A)(D)	1,978	20,361
Obrascon Huarte Lain SA (A)	14,644	10,484
Pharma Mar SA	13,550	117,056
Promotora de Informaciones SA, Class A (A)	11,711	6,607
Prosegur Cia de Seguridad SA	10,114	23,591
Realia Business SA (A)	17,710	13,627
Sacyr SA	20,852	43,442
Solaria Energia y Medio Ambiente SA (A)	3,480	44,304
Talgo SA (A)(D)	4,711	22,450
Tecnicas Reunidas SA (A)	830	12,705
Tubacex SA (A)	6,252	9,475
Unicaja Banco SA (A)(D)	3,130	1,600
Vidrala SA	854	81,435
Viscofan SA	1,837	120,085
Zardoya Otis SA	7,487	51,362
		2,004,069
Sweden - 3.2%
AcadeMedia AB (D)	3,665	24,906
AddNode Group AB (A)	1,904	36,528
AddTech AB, B Shares	3,018	122,063
AF Poyry AB (A)	4,396	95,055
Alimak Group AB (C)(D)	2,777	30,108
Arjo AB, B Shares	8,195	45,756
Atrium Ljungberg AB, B Shares	2,105	29,738
Attendo AB (A)(D)	5,286	20,797
Avanza Bank Holding AB	4,000	56,993
Beijer Alma AB	2,393	24,628
Bergman & Beving AB (A)	2,270	17,573
Betsson AB (A)	5,105	35,591
BHG Group AB (A)	2,406	21,323
Bilia AB, A Shares	5,024	40,709
BillerudKorsnas AB	5,849	83,950
BioGaia AB, B Shares	1,083	59,602
Biotage AB (A)	3,574	53,515

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Bonava AB, B Shares	3,323	$17,959
Bravida Holding AB (A)(D)	8,528	81,521
Bufab AB (A)	1,896	20,020
Bulten AB (A)	717	4,127
Bure Equity AB	2,728	59,537
Byggmax Group AB (A)	5,363	25,374
Catena AB	1,882	74,418
Clas Ohlson AB, B Shares	3,185	35,696
Cloetta AB, B Shares (A)	10,640	27,192
Collector AB (A)	1,870	2,727
Coor Service Management Holding AB (A)(D)	1,376	9,100
Corem Property Group AB, B Shares	3,585	6,821
Dios Fastigheter AB	3,582	23,994
Dometic Group AB (A)(D)	11,640	105,190
Duni AB	2,559	26,825
Dustin Group AB (D)	4,269	23,310
Eastnine AB	1,669	20,989
Enea AB (A)	1,999	36,138
Fagerhult AB (A)	4,609	17,097
FastPartner AB, A Shares (C)	2,697	20,250
Fingerprint Cards AB, B Shares (A)(C)	12,246	22,375
Granges AB (A)	5,164	41,170
Haldex AB (A)	3,364	13,682
Heba Fastighets AB, Class B	684	6,343
Hexpol AB (A)	1,854	13,834
HMS Networks AB (A)	1,433	26,850
Hoist Finance AB (A)(C)(D)	2,083	5,626
Humana AB (A)	2,641	13,460
Inwido AB (A)	3,126	21,812
JM AB	3,363	76,107
Klovern AB, B Shares	34,595	55,029
KNOW IT AB (A)	1,471	24,466
Kungsleden AB	8,561	64,073
Lagercrantz Group AB, B Shares	4,069	63,083
LeoVegas AB (D)	2,160	9,701
Lindab International AB	5,086	59,950
Loomis AB (A)	2,298	54,896
Mekonomen AB (A)	2,150	15,375
MIPS AB	651	22,575
Modern Times Group MTG AB, B Shares (A)	5,051	55,055
Momentum Group AB, Class B	2,270	29,144
Mycronic AB (C)	3,734	70,792
NCC AB, B Shares	835	13,574
Nederman Holding AB (A)	887	10,737
New Wave Group AB, B Shares (A)	4,353	14,632
Nobia AB (A)	6,676	31,799
Nobina AB (A)(D)	4,239	25,403
Nolato AB, B Shares (A)	919	62,145
Nordic Entertainment Group AB, B Shares	724	22,266
Nordic Waterproofing Holding AS (A)(D)	2,615	28,664
NP3 Fastigheter AB	1,683	15,956
Nyfosa AB (A)	9,287	63,739
OEM International AB, B Shares (A)	1,040	26,799
Peab AB, Class B (A)	5,776	47,744
Platzer Fastigheter Holding AB, Series B	5,149	44,147
Pricer AB, B Shares	7,930	20,947
Proact IT Group AB (A)	476	8,970
Qliro Group AB (A)	6,110	4,262
Ratos AB, B Shares (A)	14,845	39,920
RaySearch Laboratories AB (A)	2,452	22,983
Recipharm AB, B Shares (A)(C)	2,514	31,183
Resurs Holding AB (D)	6,236	25,724
SAS AB (A)(C)	22,659	18,960
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Scandi Standard AB (A)	4,648	$32,194
Scandic Hotels Group AB (C)(D)	5,932	20,998
Sectra AB, B Shares (A)	1,006	57,326
Sensys Gatso Group AB (A)	23,414	3,242
SkiStar AB	3,542	36,301
Systemair AB	901	15,686
Troax Group AB	1,308	20,532
VBG Group AB, B Shares (A)	630	9,470
Wihlborgs Fastigheter AB	4,275	70,321
		3,049,142
Switzerland - 6.6%
Allreal Holding AG	1,022	202,599
ALSO Holding AG (A)	471	115,699
APG SGA SA (A)	136	25,407
Arbonia AG (A)	2,962	30,692
Aryzta AG (A)(C)	42,352	19,158
Ascom Holding AG (A)	2,404	22,222
Autoneum Holding AG (A)(C)	221	21,630
Bachem Holding AG, Class B	168	44,367
Baloise Holding AG	348	52,426
Banque Cantonale de Geneve	142	27,386
Banque Cantonale Vaudoise	1,050	102,252
Belimo Holding AG	27	199,820
Bell Food Group AG	138	34,997
Bellevue Group AG	467	10,877
Berner Kantonalbank AG	285	69,144
BKW AG	1,315	118,062
Bobst Group SA	632	37,427
Bossard Holding AG, Class A	310	47,517
Bucher Industries AG	428	123,628
Burckhardt Compression Holding AG	143	35,034
Burkhalter Holding AG	218	14,060
Calida Holding AG (A)	285	8,685
Carlo Gavazzi Holding AG	38	7,230
Cembra Money Bank AG	1,587	155,134
Cie Financiere Tradition SA	103	11,453
Clariant AG (A)	7,517	147,941
Coltene Holding AG (A)	198	14,931
Conzzeta AG	74	66,338
DKSH Holding AG	1,894	122,026
dormakaba Holding AG (A)	140	76,455
Dufry AG (A)(C)	955	28,606
EFG International AG (A)	4,687	33,432
Emmi AG	118	103,281
Energiedienst Holding AG	979	31,165
Evolva Holding SA (A)(C)	72,989	17,800
Feintool International Holding AG (A)	142	7,245
Fenix Outdoor International AG (A)(C)	225	20,299
Ferrexpo PLC	22,757	48,873
Flughafen Zurich AG (A)	804	105,008
Forbo Holding AG	47	68,230
Galenica AG (D)	2,038	146,115
GAM Holding AG (A)	11,204	26,023
Georg Fischer AG	248	213,801
Gurit Holding AG	22	32,226
Helvetia Holding AG	1,463	137,039
Hiag Immobilien Holding AG (A)	420	41,038
HOCHDORF Holding AG (A)(C)	124	8,010
Huber & Suhner AG	859	60,406
Hypothekarbank Lenzburg AG	3	13,580
Implenia AG	994	36,959
Ina Invest Holding AG (A)(C)	199	4,411
Inficon Holding AG	129	100,947
Interroll Holding AG	38	76,877
Intershop Holding AG	93	55,666

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
IWG PLC	38,584	$126,836
Jungfraubahn Holding AG (A)	199	25,956
Kardex Holding AG	299	54,985
Komax Holding AG (A)	221	35,978
Kongsberg Automotive ASA (A)(C)	29,400	1,070
Kudelski SA (C)	2,497	9,084
Landis+Gyr Group AG (A)	160	10,365
LEM Holding SA	19	28,132
Logitech International SA	613	40,170
Luzerner Kantonalbank AG (A)	205	85,088
Metall Zug AG, B Shares	12	17,948
Mobilezone Holding AG	3,642	31,815
Mobimo Holding AG (A)	463	134,347
OC Oerlikon Corp. AG	11,683	95,838
Orascom Development Holding AG (A)	533	4,949
Orell Fuessli Holding AG (C)	92	8,656
Orior AG	425	34,958
Phoenix Mecano AG	38	15,295
Plazza AG, Class A	68	19,743
PSP Swiss Property AG	2,555	287,784
Rieter Holding AG	251	23,208
Romande Energie Holding SA	34	36,649
Schaffner Holding AG	40	8,151
Schmolz + Bickenbach AG (A)(C)	39,436	8,127
Schweiter Technologies AG	48	59,499
SFS Group AG	900	84,817
Siegfried Holding AG (A)	220	100,116
SIG Combibloc Group AG (A)	8,692	141,433
St. Galler Kantonalbank AG, Class A	152	68,053
Sulzer AG	877	70,335
Sunrise Communications Group AG (A)(D)	1,661	147,741
Swiss Prime Site AG	1,290	119,667
Swissquote Group Holding SA	588	50,392
Tecan Group AG	189	66,983
TX Group AG	201	14,932
u-blox Holding AG (A)	431	29,562
Valiant Holding AG	867	80,902
Valora Holding AG (A)	193	37,076
Varia US Properties AG (C)	539	22,362
VAT Group AG (A)(D)	1,510	277,346
Vaudoise Assurances Holding SA	64	30,154
Vetropack Holding AG (A)	500	27,676
Von Roll Holding AG (A)	7,878	7,233
Vontobel Holding AG	1,798	126,610
VZ Holding AG	805	60,411
V-ZUG Holding AG (A)	120	9,879
Walliser Kantonalbank	203	22,060
Warteck Invest AG	8	17,592
Ypsomed Holding AG (A)	103	14,629
Zehnder Group AG	615	24,215
Zug Estates Holding AG, B Shares	16	33,952
Zuger Kantonalbank AG	9	58,274
		6,330,667
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(B)	138,000	0
United Kingdom - 12.7%
4imprint Group PLC	1,523	46,432
A.G. Barr PLC	4,718	26,403
AA PLC	34,743	9,825
Afren PLC (A)(B)	55,554	0
Aggreko PLC	12,621	69,408
AJ Bell PLC	339	1,629
Alliance Pharma PLC	8,718	8,019
Anglo Pacific Group PLC	12,147	20,211
Anglo-Eastern Plantations PLC	1,225	7,512
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Arrow Global Group PLC	6,931	$7,639
Ascential PLC (D)	15,022	53,889
Ashmore Group PLC	15,764	81,397
ASOS PLC (A)	623	26,479
Avon Rubber PLC	2,322	91,863
B&M European Value Retail SA	19,821	97,567
Babcock International Group PLC	22,879	87,684
Balfour Beatty PLC	34,581	111,331
Beazley PLC	24,625	124,840
Bellway PLC	5,716	180,032
Biffa PLC (D)	7,100	17,741
Bodycote PLC	9,417	73,012
boohoo Group PLC (A)	35,178	180,143
Braemar Shipping Services PLC	1,328	1,987
Brewin Dolphin Holdings PLC	15,066	48,554
Britvic PLC	13,590	129,417
Cairn Energy PLC (A)	28,458	41,414
Capita PLC (A)	17,050	9,327
Capital & Counties Properties PLC	11,437	20,740
Card Factory PLC	14,688	9,174
CareTech Holdings PLC	4,102	22,040
Carillion PLC (A)(B)	35,521	4,221
Central Asia Metals PLC	8,189	14,905
Chemring Group PLC	13,921	41,473
Chesnara PLC	7,709	27,830
Cineworld Group PLC	27,060	20,314
Circassia Group PLC (A)	9,034	2,750
Clarkson PLC	1,348	37,539
Clinigen Group PLC	1,547	15,504
Close Brothers Group PLC	9,047	123,858
CLS Holdings PLC	10,759	24,744
CMC Markets PLC (D)	7,009	23,327
Coats Group PLC	23,020	16,022
Computacenter PLC	3,268	66,234
Concentric AB (A)	3,084	43,796
ConvaTec Group PLC (D)	33,709	81,410
Costain Group PLC	4,797	4,242
Countryside Properties PLC (D)	20,199	82,713
Cranswick PLC	2,698	120,854
Crest Nicholson Holdings PLC	16,969	41,481
CVS Group PLC	1,878	24,007
Daily Mail & General Trust PLC, Class A	9,763	83,404
Dart Group PLC	4,917	51,089
De La Rue PLC	6,976	11,217
Debenhams PLC (A)(B)	76,182	0
Devro PLC	12,253	22,842
DFS Furniture PLC	12,509	25,677
Dialight PLC (A)	105	434
Dialog Semiconductor PLC (A)	5,144	235,124
Dignity PLC (A)	3,439	10,535
Diploma PLC	12,001	266,790
DiscoverIE Group PLC	5,627	35,715
Dixons Carphone PLC	44,671	49,647
Domino's Pizza Group PLC	21,324	81,851
Drax Group PLC	21,413	68,338
Dunelm Group PLC	5,863	86,376
Electrocomponents PLC	24,912	207,376
Elementis PLC	35,393	28,251
EMIS Group PLC	1,913	25,522
Energean PLC (A)	381	2,914
EnQuest PLC (A)	109,392	19,841
Equiniti Group PLC (D)	10,616	19,177
Essentra PLC	14,966	54,104
Euromoney Institutional Investor PLC	4,334	42,274
FDM Group Holdings PLC	3,208	36,053

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Fevertree Drinks PLC	3,631	$92,044
Firstgroup PLC (A)	89,684	56,191
Forterra PLC (D)	6,408	15,961
Foxtons Group PLC (A)	23,551	11,231
Frasers Group PLC (A)	10,048	38,074
Fuller Smith & Turner PLC, Class A	1,525	14,508
G4S PLC	73,635	104,172
Galliford Try Holdings PLC	5,675	8,297
Games Workshop Group PLC	2,802	278,421
Gamesys Group PLC (A)	3,107	32,969
Gamma Communications PLC	597	9,553
Gem Diamonds, Ltd. (A)	12,666	4,100
Genus PLC	313	13,702
GoCo Group PLC	23,140	27,681
Grainger PLC	32,768	116,274
Greggs PLC	6,454	129,441
Gulf Keystone Petroleum, Ltd.	7,420	8,204
Halfords Group PLC	15,547	29,366
Hastings Group Holdings PLC (D)	11,627	27,763
Hays PLC	77,290	114,450
Headlam Group PLC	6,602	23,166
Helical PLC	8,263	31,819
Henry Boot PLC	5,301	16,610
Hill & Smith Holdings PLC	4,882	75,247
Hilton Food Group PLC	2,375	37,160
Hollywood Bowl Group PLC	8,153	15,784
Horizon Discovery Group PLC (A)	5,948	7,215
Howden Joinery Group PLC	27,750	189,981
Hunting PLC	8,331	21,795
Hurricane Energy PLC (A)	21,839	1,573
Hyve Group PLC	12,149	14,973
Ibstock PLC (D)	19,043	42,369
IG Group Holdings PLC	19,426	196,165
IMI PLC	13,430	153,219
Inchcape PLC	23,434	142,413
Indivior PLC (A)	37,592	38,460
IntegraFin Holdings PLC	961	5,449
Intermediate Capital Group PLC	3,867	61,693
International Personal Finance PLC	12,526	8,113
iomart Group PLC	2,265	9,822
IP Group PLC (A)	38,897	30,953
J.D. Wetherspoon PLC	3,666	45,608
James Fisher & Sons PLC	4,181	70,923
James Halstead PLC	2,706	17,438
John Laing Group PLC (D)	17,773	76,987
John Menzies PLC	7,323	11,256
John Wood Group PLC	29,391	70,473
Johnson Service Group PLC	7,514	10,754
Jupiter Fund Management PLC	22,824	72,371
Just Group PLC (A)	37,116	24,205
Kainos Group PLC	4,099	38,040
KAZ Minerals PLC	11,463	70,622
Keller Group PLC	4,206	32,945
Kier Group PLC (A)	12,017	14,515
Kin & Carta PLC	3,492	2,661
Lancashire Holdings, Ltd.	11,586	116,182
Liontrust Asset Management PLC	318	5,129
Lookers PLC	22,449	5,862
LSL Property Services PLC	6,404	15,809
M&C Saatchi PLC	253	166
Man Group PLC	80,474	130,285
Marshalls PLC	12,527	95,501
Marston's PLC	37,566	24,861
McBride PLC (A)	14,770	11,428
McCarthy & Stone PLC (D)	19,899	17,610
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Mears Group PLC	8,289	$16,341
Meggitt PLC	9,312	33,918
Metro Bank PLC (A)	674	874
Mitchells & Butlers PLC (A)	12,079	28,127
Mitie Group PLC	21,415	22,120
MJ Gleeson PLC	2,770	22,553
Moneysupermarket.com Group PLC	30,606	122,772
Morgan Advanced Materials PLC	14,263	42,659
Morgan Sindall Group PLC	2,826	43,042
N. Brown Group PLC	9,633	4,197
Naked Wines PLC	3,126	17,122
National Express Group PLC	23,513	54,728
NCC Group PLC	13,335	29,521
Next Fifteen Communications Group PLC	2,559	11,270
Non-Standard Finance PLC (D)	12,541	1,043
Norcros PLC	6,666	12,645
Numis Corp. PLC	2,926	11,493
On the Beach Group PLC (D)	5,451	19,859
OneSavings Bank PLC	13,146	43,214
Oxford Instruments PLC	4,212	74,854
Pagegroup PLC	14,252	66,924
Pan African Resources PLC	85,815	18,611
Paragon Banking Group PLC	16,092	69,901
PayPoint PLC	2,581	19,164
Pendragon PLC (A)	102,667	11,385
Pennon Group PLC	20,860	288,862
Petrofac, Ltd.	12,318	27,244
Pets at Home Group PLC	24,400	72,188
Pharos Energy PLC (A)	16,636	3,650
Photo-Me International PLC	18,684	12,697
Polar Capital Holdings PLC	1,442	9,001
Polypipe Group PLC	12,035	64,374
Porvair PLC	2,468	17,061
Premier Foods PLC (A)	41,106	35,438
Premier Miton Group PLC	4,273	5,388
Premier Oil PLC (A)(C)	52,556	34,492
Provident Financial PLC	7,268	15,892
PZ Cussons PLC	16,024	36,688
QinetiQ Group PLC	27,714	102,083
Quilter PLC (D)	93,131	160,273
Rank Group PLC	7,303	13,254
Rathbone Brothers PLC	2,988	52,634
Reach PLC	27,680	26,565
Redde Northgate PLC	8,929	18,358
Redrow PLC	24,688	131,662
Renew Holdings PLC	4,150	22,880
Renewi PLC	86,394	28,045
Renishaw PLC	1,380	68,643
Ricardo PLC	2,982	15,456
RM PLC	8,752	25,730
Robert Walters PLC	4,693	23,334
Rotork PLC	41,331	143,046
Royal Mail PLC	35,135	79,188
RPS Group PLC	15,418	9,305
RWS Holdings PLC	1,434	10,651
Sabre Insurance Group PLC (D)	839	2,755
Saga PLC	35,682	6,852
Savannah Energy PLC (A)	25,207	2,314
Savills PLC	9,220	94,034
Scapa Group PLC	9,781	11,988
SDL PLC (A)	7,019	43,696
Senior PLC	21,835	18,865
Severfield PLC	11,941	9,043
SIG PLC	51,284	19,469
Signature Aviation PLC	44,224	126,426

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Smart Metering Systems PLC	1,773	$13,017
Softcat PLC	5,177	70,019
Spectris PLC	6,138	191,705
Speedy Hire PLC	24,369	17,222
Spire Healthcare Group PLC (D)	8,597	9,095
Spirent Communications PLC	37,163	111,187
Sportech PLC (A)	11,390	2,631
SSP Group PLC	24,866	79,246
St. Modwen Properties PLC	11,275	48,429
Stagecoach Group PLC	27,597	20,443
SThree PLC	8,144	27,176
Stobart Group, Ltd. (A)	22,446	9,541
Stock Spirits Group PLC	6,082	17,604
Stolt-Nielsen, Ltd.	2,414	22,051
Studio Retail Group PLC (A)	8,139	22,396
STV Group PLC	2,685	7,782
Superdry PLC	3,110	5,475
Synthomer PLC	15,208	52,418
TalkTalk Telecom Group PLC	31,116	33,049
Tate & Lyle PLC	27,022	223,383
Ted Baker PLC	2,896	3,024
Telecom Plus PLC	5,429	96,105
Telit Communications PLC (A)	5,999	8,173
The Go-Ahead Group PLC	3,096	32,116
The Gym Group PLC (D)	3,234	6,104
The Restaurant Group PLC	8,885	6,226
The Vitec Group PLC	2,842	23,920
The Weir Group PLC	7,114	93,487
Thomas Cook Group PLC (A)(B)	58,171	0
Topps Tiles PLC	15,591	8,555
TORM PLC (C)	2,744	18,941
TP ICAP PLC	32,445	140,914
Travis Perkins PLC	14,247	198,631
Trifast PLC	7,237	10,176
TT Electronics PLC	14,769	30,120
Tullow Oil PLC (C)	72,437	28,693
U & I Group PLC	12,008	11,702
Ultra Electronics Holdings PLC	3,309	81,601
Urban & Civic PLC	3,585	10,364
Vectura Group PLC	38,720	46,376
Vesuvius PLC	12,719	61,027
Victrex PLC	5,890	142,386
Virgin Money UK PLC (A)	28,550	32,443
Vistry Group PLC	14,705	129,529
Volex PLC	3,136	5,932
Vp PLC	637	6,019
Watkin Jones PLC	6,905	12,993
WH Smith PLC	5,673	77,234
William Hill PLC	45,198	63,857
Wilmington PLC	8,076	12,368
Wincanton PLC	10,534	24,378
Xaar PLC (A)	5,629	3,952
Young & Company's Brewery PLC, Class A	213	2,672
		12,227,244
United States - 0.5%
Alacer Gold Corp. (A)	21,191	145,633
Argonaut Gold, Inc. (A)	12,132	22,877
Burford Capital, Ltd.	2,002	11,575
Energy Fuels, Inc. (A)(C)	730	1,097
Invesque, Inc.	2,000	4,980
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Kingsway Financial Services, Inc. (A)	425	$951
Primo Water Corp.	6,607	90,666
PureTech Health PLC (A)	8,592	28,411
REC Silicon ASA (A)(C)	13,597	4,036
Reliance Worldwide Corp., Ltd.	24,142	49,609
Samsonite International SA (A)(D)	44,700	45,596
Sims, Ltd.	9,104	50,599
		456,030
TOTAL COMMON STOCKS (Cost $112,986,367)		$94,629,040
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Biotest AG	486	11,094
Draegerwerk AG & Company KGaA	721	59,001
FUCHS PETROLUB SE (C)	2,006	80,628
Jungheinrich AG	2,134	50,174
Sixt SE	838	43,645
STO SE & Company KGaA	124	14,078
Villeroy & Boch AG	625	7,905
		266,525
TOTAL PREFERRED SECURITIES (Cost $271,147)		$266,525
RIGHTS - 0.0%
De La Rue PLC (Expiration Date: 7-6-20; Strike Price: GBP 1.10) (A)	3,052	756
Finnair OYJ (Expiration Date: 7-2-20; Strike Price: EUR 0.40) (A)	4,081	17,881
SIG PLC (Expiration Date: 7-9-20; Strike Price: GBP 0.30) (A)	12,821	79
TOTAL RIGHTS (Cost $36,094)		$18,716
SHORT-TERM INVESTMENTS - 7.0%
Short-term funds - 7.0%
John Hancock Collateral Trust, 0.2429% (E)(F)	676,558	6,773,223
TOTAL SHORT-TERM INVESTMENTS (Cost $6,770,650)		$6,773,223
Total Investments (International Small Company Trust) (Cost $120,064,258) - 105.7%		$101,687,504
Other assets and liabilities, net - (5.7%)		(5,507,794)
TOTAL NET ASSETS - 100.0%		$96,179,710
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 6-30-20.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Sep 2020	$625,430	$622,405	$(3,025)
						$(3,025)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 82.6%
Equity - 82.6%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,556,983	$29,426,983
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $28,586,450)		$29,426,983
UNAFFILIATED INVESTMENT COMPANIES - 17.5%
Exchange-traded funds - 17.5%
Financial Select Sector SPDR Fund	26,769	619,435
Vanguard Energy ETF	8,736	439,421
Vanguard FTSE Emerging Markets ETF	47,269	1,872,325
Vanguard Health Care ETF	1,299	250,252
Vanguard Information Technology ETF	3,265	909,988
Vanguard Materials ETF	1,241	149,714
Vanguard Mid-Cap ETF	6,581	1,078,692
Vanguard Real Estate ETF	4,430	347,888
Vanguard Small-Cap ETF	3,992	581,714
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,127,631)		$6,249,429
Total Investments (Lifestyle Aggressive Portfolio) (Cost $34,714,081) - 100.1%		$35,676,412
Other assets and liabilities, net - (0.1%)		(32,756)
TOTAL NET ASSETS - 100.0%		$35,643,656
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,841,256	$488,399,744
Fixed income - 49.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	33,008,619	482,255,918
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $894,692,159)		$970,655,662
Total Investments (Lifestyle Balanced Portfolio) (Cost $894,692,159) - 100.0%		$970,655,662
Other assets and liabilities, net - (0.0%)		(49,752)
TOTAL NET ASSETS - 100.0%		$970,605,910
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
Lifestyle Balanced Portfolio (continued)
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,142,083	$40,485,364
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,084,289	161,941,455
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $189,467,306)		$202,426,819
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (C)	14	14
TOTAL SHORT-TERM INVESTMENTS (Cost $14)		$14
Total Investments (Lifestyle Conservative Portfolio) (Cost $189,467,320) - 100.0%		$202,426,833
Other assets and liabilities, net - (0.0%)		(24,936)
TOTAL NET ASSETS - 100.0%		$202,401,897
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	209,575,616	$3,960,979,148
Fixed income - 29.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	110,783,928	1,618,537,318
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,088,291,789)		$5,579,516,466
Total Investments (Lifestyle Growth Portfolio) (Cost $5,088,291,789) - 100.0%		$5,579,516,466
Other assets and liabilities, net - (0.0%)		(140,862)
TOTAL NET ASSETS - 100.0%		$5,579,375,604
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio (continued)
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,459,173	$122,078,369
Fixed income - 59.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	12,277,435	179,373,333
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $279,899,829)		$301,451,702
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (C)	10	10
TOTAL SHORT-TERM INVESTMENTS (Cost $10)		$10
Total Investments (Lifestyle Moderate Portfolio) (Cost $279,899,839) - 100.0%		$301,451,712
Other assets and liabilities, net - (0.0%)		(27,640)
TOTAL NET ASSETS - 100.0%		$301,424,072
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 1.8%
Entertainment – 0.2%
Cinemark Holdings, Inc.	73,200	$845,460
World Wrestling Entertainment, Inc., Class A (A)	31,683	1,376,626
		2,222,086
Interactive media and services – 0.2%
TripAdvisor, Inc. (A)	68,924	1,310,245
Yelp, Inc. (A)(B)	44,752	1,035,114
		2,345,359
Media – 1.3%
AMC Networks, Inc., Class A (A)(B)	27,743	648,909
Cable One, Inc.	3,599	6,387,685
John Wiley & Sons, Inc., Class A (A)	29,882	1,165,398
TEGNA, Inc.	149,489	1,665,307
The New York Times Company, Class A (A)	98,711	4,148,823
		14,016,122
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	66,777	1,327,527
		19,911,094
Consumer discretionary – 14.1%
Auto components – 1.3%
Adient PLC (B)	59,724	980,668
Dana, Inc. (A)	98,835	1,204,799
Delphi Technologies PLC (A)(B)	59,070	839,385
Gentex Corp.	167,510	4,316,733
Lear Corp.	37,301	4,066,555
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
The Goodyear Tire & Rubber Company	159,173	$1,423,802
Visteon Corp. (A)(B)	19,034	1,303,829
		14,135,771
Automobiles – 0.6%
Harley-Davidson, Inc.	104,781	2,490,644
Thor Industries, Inc. (A)	37,760	4,022,573
		6,513,217
Distributors – 0.7%
Pool Corp.	27,319	7,427,217
Diversified consumer services – 1.2%
Adtalem Global Education, Inc. (A)(B)	35,436	1,103,831
Graham Holdings Company, Class B	2,924	1,001,967
Grand Canyon Education, Inc. (A)(B)	32,365	2,930,003
Service Corp. International	121,863	4,739,252
Strategic Education, Inc.	15,197	2,335,019
WW International, Inc. (A)(B)	31,877	809,038
		12,919,110
Hotels, restaurants and leisure – 3.3%
Boyd Gaming Corp. (A)	54,795	1,145,216
Caesars Entertainment Corp. (A)(B)	383,681	4,654,051
Choice Hotels International, Inc. (A)	21,585	1,703,057
Churchill Downs, Inc.	24,009	3,196,798
Cracker Barrel Old Country Store, Inc.	16,208	1,797,629
Dunkin' Brands Group, Inc. (A)	56,170	3,663,969
Eldorado Resorts, Inc. (A)(B)	57,893	2,319,194
Jack in the Box, Inc. (A)	15,509	1,149,062
Marriott Vacations Worldwide Corp.	24,993	2,054,675
Papa John's International, Inc.	15,239	1,210,129
Penn National Gaming, Inc. (A)(B)	88,359	2,698,484
Scientific Games Corp. (A)(B)	37,484	579,503
Six Flags Entertainment Corp.	53,877	1,034,977
Texas Roadhouse, Inc.	44,569	2,342,992
The Wendy's Company	121,870	2,654,329
Wyndham Destinations, Inc.	58,238	1,641,147
Wyndham Hotels & Resorts, Inc.	63,681	2,714,084
		36,559,296
Household durables – 1.4%
Helen of Troy, Ltd. (B)	17,269	3,256,243
KB Home	59,522	1,826,135
Taylor Morrison Home Corp. (B)	88,655	1,710,155
Tempur Sealy International, Inc. (A)(B)	29,615	2,130,799
Toll Brothers, Inc.	79,064	2,576,696
TopBuild Corp. (B)	22,848	2,599,417
TRI Pointe Group, Inc. (B)	89,091	1,308,747
		15,408,192
Internet and direct marketing retail – 1.2%
Etsy, Inc. (B)	81,184	8,624,176
GrubHub, Inc. (A)(B)	62,904	4,422,151
		13,046,327
Leisure products – 0.8%
Brunswick Corp.	54,129	3,464,797
Mattel, Inc. (A)(B)	237,302	2,294,710
Polaris, Inc.	39,385	3,645,082
		9,404,589
Multiline retail – 0.4%
Nordstrom, Inc. (A)	74,105	1,147,886
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	38,682	3,777,297
		4,925,183
Specialty retail – 2.2%
Aaron's, Inc. (A)	46,220	2,098,388
American Eagle Outfitters, Inc. (A)	106,421	1,159,989

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
AutoNation, Inc. (A)(B)	39,376	$1,479,750
Dick's Sporting Goods, Inc. (A)	44,571	1,838,999
Five Below, Inc. (B)	38,126	4,076,051
Foot Locker, Inc.	71,274	2,078,350
Murphy USA, Inc. (A)(B)	18,762	2,112,414
RH (A)(B)	11,349	2,824,766
Sally Beauty Holdings, Inc. (A)(B)	77,211	967,454
Urban Outfitters, Inc. (A)(B)	48,158	732,965
Williams-Sonoma, Inc. (A)	53,192	4,362,276
		23,731,402
Textiles, apparel and luxury goods – 1.0%
Carter's, Inc. (A)	29,833	2,407,523
Columbia Sportswear Company (A)	19,449	1,567,200
Deckers Outdoor Corp. (B)	19,153	3,761,458
Skechers U.S.A., Inc., Class A (B)	93,153	2,923,141
		10,659,322
		154,729,626
Consumer staples – 3.7%
Beverages – 0.3%
The Boston Beer Company, Inc., Class A (B)	6,605	3,544,573
Food and staples retailing – 1.0%
BJ's Wholesale Club Holdings, Inc. (A)(B)	84,386	3,145,066
Casey's General Stores, Inc.	25,170	3,763,418
Grocery Outlet Holding Corp. (B)	43,567	1,777,534
Sprouts Farmers Market, Inc. (A)(B)	80,574	2,061,889
		10,747,907
Food products – 2.0%
Darling Ingredients, Inc. (B)	112,215	2,762,733
Flowers Foods, Inc.	131,705	2,944,924
Ingredion, Inc.	45,814	3,802,562
Lancaster Colony Corp. (A)	13,551	2,100,269
Pilgrim's Pride Corp. (B)	35,445	598,666
Post Holdings, Inc. (B)	43,839	3,841,173
Sanderson Farms, Inc. (A)	13,540	1,569,151
The Hain Celestial Group, Inc. (A)(B)	53,703	1,692,182
Tootsie Roll Industries, Inc. (A)	11,698	400,890
TreeHouse Foods, Inc. (B)	38,605	1,690,899
		21,403,449
Household products – 0.2%
Energizer Holdings, Inc. (A)	43,551	2,068,237
Personal products – 0.2%
Edgewell Personal Care Company (B)	37,171	1,158,248
Nu Skin Enterprises, Inc., Class A	35,503	1,357,280
		2,515,528
		40,279,694
Energy – 1.4%
Energy equipment and services – 0.2%
ChampionX Corp. (B)	127,074	1,240,242
Transocean, Ltd. (A)(B)	395,188	723,182
		1,963,424
Oil, gas and consumable fuels – 1.2%
Antero Midstream Corp. (A)	192,314	980,801
Cimarex Energy Company	69,844	1,920,012
CNX Resources Corp. (B)	127,961	1,106,863
EQT Corp.	174,815	2,080,299
Equitrans Midstream Corp.	278,022	2,310,363
Murphy Oil Corp. (A)	99,919	1,378,882
PBF Energy, Inc., Class A	69,767	714,414
World Fuel Services Corp.	43,314	1,115,769
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
WPX Energy, Inc. (B)	279,350	$1,782,253
		13,389,656
		15,353,080
Financials – 14.7%
Banks – 5.9%
Associated Banc-Corp.	105,122	1,438,069
BancorpSouth Bank	66,496	1,512,119
Bank of Hawaii Corp. (A)	27,370	1,680,792
Bank OZK (A)	82,694	1,940,828
Cathay General Bancorp	51,701	1,359,736
CIT Group, Inc.	67,289	1,394,901
Commerce Bancshares, Inc.	68,667	4,083,626
Cullen/Frost Bankers, Inc. (A)	38,940	2,909,207
East West Bancorp, Inc. (A)	96,787	3,507,561
First Financial Bankshares, Inc. (A)	97,173	2,807,328
First Horizon National Corp. (A)	213,335	2,124,817
FNB Corp.	220,995	1,657,463
Fulton Financial Corp.	110,676	1,165,418
Glacier Bancorp, Inc.	60,693	2,141,856
Hancock Whitney Corp.	59,024	1,251,309
Home BancShares, Inc. (A)	105,064	1,615,884
International Bancshares Corp.	38,088	1,219,578
PacWest Bancorp	79,681	1,570,513
Pinnacle Financial Partners, Inc.	48,772	2,047,936
Prosperity Bancshares, Inc. (A)	63,387	3,763,920
Signature Bank	36,645	3,918,083
Sterling Bancorp	133,020	1,558,994
Synovus Financial Corp.	100,754	2,068,480
TCF Financial Corp.	104,053	3,061,239
Texas Capital Bancshares, Inc. (B)	34,495	1,064,861
Trustmark Corp.	43,384	1,063,776
UMB Financial Corp.	28,978	1,493,816
Umpqua Holdings Corp.	150,643	1,602,842
United Bankshares, Inc.	87,003	2,406,503
Valley National Bancorp (A)	267,941	2,095,299
Webster Financial Corp.	61,682	1,764,722
Wintrust Financial Corp.	39,381	1,717,799
		65,009,275
Capital markets – 2.9%
Affiliated Managers Group, Inc.	32,314	2,409,332
Eaton Vance Corp.	77,936	3,008,330
Evercore, Inc., Class A	27,729	1,633,793
FactSet Research Systems, Inc.	25,907	8,509,672
Federated Hermes, Inc.	65,596	1,554,625
Interactive Brokers Group, Inc., Class A	52,504	2,193,092
Janus Henderson Group PLC (A)	104,990	2,221,588
Legg Mason, Inc. (A)	57,196	2,845,501
SEI Investments Company	85,005	4,673,575
Stifel Financial Corp. (A)	46,867	2,222,902
		31,272,410
Consumer finance – 0.5%
FirstCash, Inc. (A)	28,348	1,912,923
LendingTree, Inc. (A)(B)	5,273	1,526,692
Navient Corp.	116,671	820,197
SLM Corp.	256,591	1,803,835
		6,063,647
Diversified financial services – 0.2%
Jefferies Financial Group, Inc.	154,473	2,402,055
Insurance – 4.5%
Alleghany Corp.	9,789	4,788,191
American Financial Group, Inc.	51,010	3,237,095
Brighthouse Financial, Inc. (B)	64,196	1,785,933
Brown & Brown, Inc.	160,911	6,558,732

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
CNO Financial Group, Inc.	98,244	$1,529,659
First American Financial Corp.	76,220	3,660,084
Genworth Financial, Inc., Class A (B)	344,300	795,333
Kemper Corp.	41,958	3,042,794
Mercury General Corp.	18,555	756,116
Old Republic International Corp.	195,475	3,188,197
Primerica, Inc.	27,896	3,252,674
Reinsurance Group of America, Inc.	46,394	3,639,145
RenaissanceRe Holdings, Ltd.	34,410	5,885,142
RLI Corp.	27,350	2,245,435
Selective Insurance Group, Inc. (A)	40,844	2,154,113
The Hanover Insurance Group, Inc.	25,993	2,633,871
		49,152,514
Thrifts and mortgage finance – 0.7%
Essent Group, Ltd.	75,674	2,744,696
New York Community Bancorp, Inc.	317,362	3,237,092
Washington Federal, Inc. (A)	51,788	1,389,990
		7,371,778
		161,271,679
Health care – 10.9%
Biotechnology – 1.2%
Arrowhead Pharmaceuticals, Inc. (A)(B)	69,620	3,006,888
Exelixis, Inc. (A)(B)	209,776	4,980,082
Ligand Pharmaceuticals, Inc. (A)(B)	10,979	1,228,001
United Therapeutics Corp. (B)	30,107	3,642,947
		12,857,918
Health care equipment and supplies – 3.5%
Avanos Medical, Inc. (A)(B)	32,669	960,142
Cantel Medical Corp.	25,376	1,122,380
Globus Medical, Inc., Class A (B)	51,759	2,469,422
Haemonetics Corp. (B)	34,468	3,086,954
Hill-Rom Holdings, Inc.	45,529	4,998,174
ICU Medical, Inc. (A)(B)	13,253	2,442,660
Integra LifeSciences Holdings Corp. (A)(B)	48,172	2,263,602
LivaNova PLC (B)	33,236	1,599,649
Masimo Corp. (B)	34,057	7,764,655
NuVasive, Inc. (A)(B)	35,057	1,951,273
Penumbra, Inc. (B)	22,617	4,044,372
Quidel Corp. (B)	26,144	5,849,459
		38,552,742
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (A)(B)	60,843	1,528,376
Amedisys, Inc. (B)	22,150	4,397,661
Chemed Corp.	10,859	4,898,169
Encompass Health Corp.	68,000	4,211,240
HealthEquity, Inc. (B)	48,842	2,865,560
LHC Group, Inc. (B)	20,313	3,540,962
MEDNAX, Inc. (A)(B)	58,425	999,068
Molina Healthcare, Inc. (B)	40,497	7,207,656
Patterson Companies, Inc.	58,984	1,297,648
Tenet Healthcare Corp. (B)	71,632	1,297,256
		32,243,596
Life sciences tools and services – 2.2%
Bio-Techne Corp. (A)	26,147	6,904,638
Charles River Laboratories International, Inc. (B)	33,853	5,902,271
PRA Health Sciences, Inc. (B)	43,525	4,234,547
Repligen Corp. (B)	32,203	3,980,613
Syneos Health, Inc. (B)	42,755	2,490,479
		23,512,548
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals – 1.1%
Catalent, Inc. (A)(B)	105,961	$7,766,941
Nektar Therapeutics (A)(B)	121,758	2,819,915
Prestige Consumer Healthcare, Inc. (B)	34,261	1,286,843
		11,873,699
		119,040,503
Industrials – 15.6%
Aerospace and defense – 1.1%
Axon Enterprise, Inc. (A)(B)	40,925	4,015,970
Curtiss-Wright Corp.	28,492	2,543,766
Hexcel Corp. (A)	57,114	2,582,695
Mercury Systems, Inc. (B)	38,034	2,991,754
		12,134,185
Air freight and logistics – 0.4%
XPO Logistics, Inc. (A)(B)	62,336	4,815,456
Airlines – 0.2%
JetBlue Airways Corp. (A)(B)	184,497	2,011,017
Building products – 1.4%
Lennox International, Inc. (A)	23,809	5,547,259
Owens Corning	73,771	4,113,471
Trex Company, Inc. (A)(B)	39,575	5,147,520
		14,808,250
Commercial services and supplies – 1.6%
Clean Harbors, Inc. (B)	34,978	2,097,980
Deluxe Corp.	28,616	673,621
Healthcare Services Group, Inc. (A)	50,906	1,245,161
Herman Miller, Inc.	40,203	949,193
HNI Corp. (A)	29,174	891,849
KAR Auction Services, Inc.	88,392	1,216,274
MSA Safety, Inc. (A)	24,450	2,798,058
Stericycle, Inc. (B)	62,535	3,500,709
Tetra Tech, Inc.	36,957	2,924,038
The Brink's Company (A)	34,536	1,571,733
		17,868,616
Construction and engineering – 1.1%
AECOM (B)	109,510	4,115,386
Dycom Industries, Inc. (B)	21,641	884,900
EMCOR Group, Inc.	37,519	2,481,507
Fluor Corp. (A)	95,889	1,158,339
MasTec, Inc. (A)(B)	39,857	1,788,384
Valmont Industries, Inc.	14,610	1,659,988
		12,088,504
Electrical equipment – 1.7%
Acuity Brands, Inc.	27,117	2,596,182
EnerSys (A)	29,040	1,869,595
Generac Holdings, Inc. (B)	42,877	5,227,993
Hubbell, Inc.	37,077	4,647,973
nVent Electric PLC	106,894	2,002,125
Regal Beloit Corp.	27,718	2,420,336
		18,764,204
Industrial conglomerates – 0.4%
Carlisle Companies, Inc. (A)	37,564	4,495,284
Machinery – 4.5%
AGCO Corp.	42,508	2,357,494
Colfax Corp. (A)(B)	57,470	1,603,413
Crane Company	33,712	2,004,516
Donaldson Company, Inc.	86,281	4,013,792
Graco, Inc.	113,965	5,469,180
ITT, Inc. (A)	59,035	3,467,716
Kennametal, Inc. (A)	56,719	1,628,402
Lincoln Electric Holdings, Inc.	40,625	3,422,250
Nordson Corp.	35,117	6,662,046
Oshkosh Corp.	46,565	3,334,985

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Terex Corp. (A)	43,612	$818,597
The Middleby Corp. (A)(B)	38,021	3,001,378
The Timken Company	46,215	2,102,320
The Toro Company	73,315	4,863,717
Trinity Industries, Inc. (A)	64,485	1,372,886
Woodward, Inc. (A)	38,776	3,007,079
		49,129,771
Marine – 0.2%
Kirby Corp. (B)	41,070	2,199,709
Professional services – 1.2%
ASGN, Inc. (A)(B)	35,914	2,394,746
CoreLogic, Inc. (A)	54,323	3,651,592
FTI Consulting, Inc. (B)	25,378	2,907,050
Insperity, Inc.	24,928	1,613,589
ManpowerGroup, Inc.	39,710	2,730,063
		13,297,040
Road and rail – 0.9%
Avis Budget Group, Inc. (B)	36,637	838,621
Knight-Swift Transportation Holdings, Inc. (A)	83,643	3,488,750
Landstar System, Inc.	26,248	2,947,913
Ryder System, Inc.	36,759	1,378,830
Werner Enterprises, Inc.	39,231	1,707,725
		10,361,839
Trading companies and distributors – 0.9%
GATX Corp. (A)	23,874	1,455,837
MSC Industrial Direct Company, Inc., Class A	31,075	2,262,571
Univar Solutions, Inc. (B)	94,742	1,597,350
Watsco, Inc. (A)	22,409	3,982,079
		9,297,837
		171,271,712
Information technology – 15.9%
Communications equipment – 1.3%
Ciena Corp. (B)	105,101	5,692,270
InterDigital, Inc.	21,036	1,191,269
Lumentum Holdings, Inc. (B)	51,237	4,172,229
NetScout Systems, Inc. (B)	43,475	1,111,221
ViaSat, Inc. (A)(B)	39,962	1,533,342
		13,700,331
Electronic equipment, instruments and components – 3.6%
Arrow Electronics, Inc. (B)	53,814	3,696,484
Avnet, Inc.	67,559	1,883,883
Belden, Inc.	26,174	851,964
Cognex Corp. (A)	117,447	7,013,935
Coherent, Inc. (B)	16,591	2,173,089
II-VI, Inc. (B)	59,926	2,829,706
Jabil, Inc.	93,822	3,009,810
Littelfuse, Inc. (A)	16,607	2,833,652
National Instruments Corp.	80,403	3,112,400
SYNNEX Corp.	28,170	3,373,921
Trimble, Inc. (B)	170,855	7,379,227
Vishay Intertechnology, Inc.	90,671	1,384,546
		39,542,617
IT services – 2.1%
Alliance Data Systems Corp.	28,997	1,308,345
CACI International, Inc., Class A (B)	17,161	3,721,878
KBR, Inc.	97,341	2,195,040
LiveRamp Holdings, Inc. (B)	44,700	1,898,409
MAXIMUS, Inc.	41,942	2,954,814
Perspecta, Inc.	93,373	2,169,055
Sabre Corp.	188,476	1,519,117
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Science Applications International Corp. (A)	33,794	$2,625,118
WEX, Inc. (A)(B)	29,765	4,911,523
		23,303,299
Semiconductors and semiconductor equipment – 4.7%
Cabot Microelectronics Corp.	19,881	2,774,195
Cirrus Logic, Inc. (B)	39,933	2,467,061
Cree, Inc. (A)(B)	73,989	4,379,409
Enphase Energy, Inc. (A)(B)	55,675	2,648,460
First Solar, Inc. (A)(B)	52,162	2,582,019
MKS Instruments, Inc.	37,536	4,250,577
Monolithic Power Systems, Inc. (A)	28,463	6,745,731
Semtech Corp. (B)	44,568	2,327,341
Silicon Laboratories, Inc. (B)	29,885	2,996,569
SolarEdge Technologies, Inc. (A)(B)	33,951	4,711,720
Synaptics, Inc. (A)(B)	23,283	1,399,774
Teradyne, Inc. (A)	113,397	9,583,180
Universal Display Corp.	29,001	4,339,130
		51,205,166
Software – 4.1%
ACI Worldwide, Inc. (B)	79,314	2,140,685
Blackbaud, Inc. (A)	33,944	1,937,524
CDK Global, Inc.	83,133	3,443,369
Ceridian HCM Holding, Inc. (A)(B)	69,444	5,504,826
CommVault Systems, Inc. (B)	29,057	1,124,506
Fair Isaac Corp. (B)	19,840	8,293,914
j2 Global, Inc. (B)	31,008	1,960,016
LogMeIn, Inc.	33,363	2,828,182
Manhattan Associates, Inc. (B)	43,436	4,091,671
Paylocity Holding Corp. (A)(B)	24,606	3,589,769
PTC, Inc. (B)	71,229	5,540,904
Qualys, Inc. (A)(B)	22,920	2,384,138
Teradata Corp. (A)(B)	74,221	1,543,797
		44,383,301
Technology hardware, storage and peripherals – 0.1%
NCR Corp. (A)(B)	87,424	1,514,184
		173,648,898
Materials – 5.8%
Chemicals – 2.5%
Ashland Global Holdings, Inc.	41,356	2,857,700
Cabot Corp.	38,617	1,430,760
Ingevity Corp. (B)	28,190	1,481,948
Minerals Technologies, Inc.	23,335	1,095,112
NewMarket Corp. (A)	4,939	1,977,971
Olin Corp. (A)	107,981	1,240,702
PolyOne Corp.	62,522	1,639,952
RPM International, Inc.	88,581	6,648,890
Sensient Technologies Corp.	28,976	1,511,388
The Chemours Company (A)	112,337	1,724,373
The Scotts Miracle-Gro Company	26,957	3,624,908
Valvoline, Inc.	126,573	2,446,656
		27,680,360
Construction materials – 0.2%
Eagle Materials, Inc.	28,469	1,999,093
Containers and packaging – 1.1%
AptarGroup, Inc.	43,908	4,916,818
Greif, Inc., Class A (A)	18,088	622,408
O-I Glass, Inc.	107,105	961,803
Silgan Holdings, Inc.	53,090	1,719,585
Sonoco Products Company	68,632	3,588,767
		11,809,381

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining – 1.8%
Allegheny Technologies, Inc. (B)	86,623	$882,688
Carpenter Technology Corp.	32,702	794,005
Commercial Metals Company	81,446	1,661,498
Compass Minerals International, Inc. (A)	23,193	1,130,659
Reliance Steel & Aluminum Company	43,535	4,132,778
Royal Gold, Inc.	44,862	5,577,244
Steel Dynamics, Inc.	143,882	3,753,881
United States Steel Corp. (A)	116,460	840,841
Worthington Industries, Inc. (A)	25,079	935,447
		19,709,041
Paper and forest products – 0.2%
Domtar Corp.	37,754	796,987
Louisiana-Pacific Corp.	76,757	1,968,817
		2,765,804
		63,963,679
Real estate – 9.7%
Equity real estate investment trusts – 9.4%
American Campus Communities, Inc.	94,131	3,290,820
Brixmor Property Group, Inc.	202,791	2,599,781
Camden Property Trust	66,616	6,076,712
CoreCivic, Inc.	81,833	765,957
CoreSite Realty Corp.	27,573	3,337,987
Corporate Office Properties Trust	76,731	1,944,364
Cousins Properties, Inc.	101,612	3,031,086
CyrusOne, Inc.	78,805	5,733,064
Douglas Emmett, Inc.	112,771	3,457,559
EastGroup Properties, Inc.	26,716	3,168,785
EPR Properties	53,001	1,755,923
First Industrial Realty Trust, Inc.	87,019	3,345,010
Healthcare Realty Trust, Inc.	92,303	2,703,555
Highwoods Properties, Inc.	71,065	2,652,856
Hudson Pacific Properties, Inc.	104,865	2,638,403
JBG SMITH Properties	80,425	2,378,167
Kilroy Realty Corp.	72,421	4,251,113
Lamar Advertising Company, Class A	59,062	3,942,979
Life Storage, Inc.	32,090	3,046,946
Mack-Cali Realty Corp.	61,973	947,567
Medical Properties Trust, Inc.	361,416	6,794,621
National Retail Properties, Inc.	117,635	4,173,690
Omega Healthcare Investors, Inc.	155,217	4,614,601
Park Hotels & Resorts, Inc.	161,162	1,593,892
Pebblebrook Hotel Trust	89,446	1,221,832
Physicians Realty Trust	138,564	2,427,641
PotlatchDeltic Corp.	45,800	1,741,774
PS Business Parks, Inc.	13,722	1,816,793
Rayonier, Inc.	94,721	2,348,134
Sabra Health Care REIT, Inc.	140,617	2,029,103
Service Properties Trust	112,573	798,143
Spirit Realty Capital, Inc.	70,418	2,454,771
STORE Capital Corp.	152,205	3,624,001
Taubman Centers, Inc.	42,143	1,591,320
The GEO Group, Inc.	83,018	982,103
The Macerich Company	79,535	713,429
Urban Edge Properties	75,731	898,927
Weingarten Realty Investors	82,374	1,559,340
		102,452,749
Real estate management and development – 0.3%
Jones Lang LaSalle, Inc. (A)	35,319	3,654,104
		106,106,853
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 4.1%
Electric utilities – 1.3%
ALLETE, Inc.	35,426	$1,934,614
Hawaiian Electric Industries, Inc.	74,663	2,692,348
IDACORP, Inc.	34,514	3,015,488
OGE Energy Corp.	136,930	4,157,195
PNM Resources, Inc.	54,488	2,094,519
		13,894,164
Gas utilities – 1.5%
National Fuel Gas Company	61,814	2,591,861
New Jersey Resources Corp.	65,501	2,138,608
ONE Gas, Inc.	36,164	2,786,436
Southwest Gas Holdings, Inc.	37,704	2,603,461
Spire, Inc.	35,048	2,303,004
UGI Corp.	142,469	4,530,514
		16,953,884
Multi-utilities – 0.7%
Black Hills Corp.	42,925	2,432,131
MDU Resources Group, Inc.	137,171	3,042,453
NorthWestern Corp. (A)	34,542	1,883,230
		7,357,814
Water utilities – 0.6%
Essential Utilities, Inc.	152,539	6,443,247
		44,649,109
TOTAL COMMON STOCKS (Cost $1,058,145,035)		$1,070,225,927
SHORT-TERM INVESTMENTS – 15.4%
U.S. Government Agency – 1.4%
Federal Home Loan Bank Discount Note 0.100%, 07/02/2020 *	$15,000,000	14,999,950
Short-term funds – 13.3%
John Hancock Collateral Trust, 0.2429% (C)(D)	14,537,057	145,534,836
Repurchase agreement – 0.7%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $8,072,000 on 7-1-20, collateralized by $7,657,200 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $8,233,537)	$8,072,000	8,072,000
TOTAL SHORT-TERM INVESTMENTS (Cost $168,609,308)		$168,606,786
Total Investments (Mid Cap Index Trust) (Cost $1,226,754,343) – 113.1%		$1,238,832,713
Other assets and liabilities, net – (13.1%)		(143,493,464)
TOTAL NET ASSETS – 100.0%		$1,095,339,249
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-20.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	164	Long	Sep 2020	$28,559,531	$29,177,240	$617,709
						$617,709
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 90.9%
Communication services – 7.5%
Entertainment – 4.2%
Live Nation Entertainment, Inc. (A)(B)	34,300	$1,520,519
Roku, Inc. (A)(B)	66,881	7,793,643
Spotify Technology SA (A)	94,197	24,320,725
		33,634,887
Interactive media and services – 3.3%
IAC (A)	74,235	7,715,244
Match Group, Inc. (A)(B)	58,207	6,231,059
Snap, Inc., Class A (A)	512,053	12,028,125
		25,974,428
		59,609,315
Consumer discretionary – 17.8%
Automobiles – 0.9%
Thor Industries, Inc. (B)	64,326	6,852,649
Diversified consumer services – 2.0%
Chegg, Inc. (A)	236,518	15,908,201
Hotels, restaurants and leisure – 5.2%
Aramark	508,523	11,477,364
DraftKings, Inc. (A)(C)	327,200	10,371,984
Planet Fitness, Inc., Class A (A)	164,118	9,940,627
Vail Resorts, Inc.	50,925	9,275,989
		41,065,964
Household durables – 1.2%
Lennar Corp., A Shares	157,306	9,693,196
Leisure products – 2.8%
Peloton Interactive, Inc., Class A (A)	244,527	14,126,325
Polaris, Inc.	81,358	7,529,683
		21,656,008
Specialty retail – 5.7%
Burlington Stores, Inc. (A)	103,125	20,308,406
Five Below, Inc. (A)	126,418	13,515,348
Floor & Decor Holdings, Inc., Class A (A)	184,622	10,643,458
JAND, Inc., Class A (A)(C)(D)	28,798	654,867
		45,122,079
		140,298,097
Consumer staples – 4.0%
Beverages – 4.0%
Monster Beverage Corp. (A)	272,623	18,898,226
The Boston Beer Company, Inc., Class A (A)	24,138	12,953,658
		31,851,884
Financials – 1.0%
Capital markets – 1.0%
The Blackstone Group, Inc., Class A	145,651	8,252,586
Health care – 25.1%
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology – 6.5%
Apellis Pharmaceuticals, Inc. (A)	91,721	$2,995,608
Argenx SE, ADR (A)	24,788	5,583,001
Ascendis Pharma A/S, ADR (A)	23,536	3,480,974
Exact Sciences Corp. (A)	225,135	19,573,237
Galapagos NV (A)	45,268	8,934,889
Galapagos NV, ADR (A)(B)	4,557	899,051
Kodiak Sciences, Inc. (A)(B)	30,889	1,671,713
Seattle Genetics, Inc. (A)	45,565	7,742,405
		50,880,878
Health care equipment and supplies – 13.5%
ABIOMED, Inc. (A)	71,846	17,355,121
Align Technology, Inc. (A)	46,738	12,826,777
DexCom, Inc. (A)	60,182	24,397,783
Insulet Corp. (A)(B)	110,709	21,506,330
Novocure, Ltd. (A)(B)	113,270	6,716,911
Tandem Diabetes Care, Inc. (A)(B)	241,738	23,912,723
		106,715,645
Health care technology – 2.9%
Livongo Health, Inc. (A)(B)	157,033	11,807,311
Veeva Systems, Inc., Class A (A)	47,506	11,136,357
		22,943,668
Life sciences tools and services – 1.0%
Agilent Technologies, Inc. (B)	89,295	7,890,999
Pharmaceuticals – 1.2%
Elanco Animal Health, Inc. (A)	310,671	6,663,893
Reata Pharmaceuticals, Inc., Class A (A)(B)	18,483	2,883,718
		9,547,611
		197,978,801
Industrials – 7.1%
Building products – 1.8%
Trane Technologies PLC	161,516	14,371,694
Commercial services and supplies – 1.4%
Copart, Inc. (A)	129,353	10,771,224
Machinery – 0.8%
Fortive Corp.	93,628	6,334,870
Professional services – 3.1%
CoStar Group, Inc. (A)	34,472	24,498,216
		55,976,004
Information technology – 28.4%
IT services – 7.6%
GoDaddy, Inc., Class A (A)	189,456	13,892,808
Leidos Holdings, Inc.	98,635	9,239,140
Square, Inc., Class A (A)	352,742	37,016,745
		60,148,693
Semiconductors and semiconductor equipment – 3.9%
Advanced Micro Devices, Inc. (A)	332,294	17,481,987

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Marvell Technology Group, Ltd.	383,026	$13,428,892
		30,910,879
Software – 16.9%
2U, Inc. (A)(B)	224,154	8,508,886
Alteryx, Inc., Class A (A)(B)	59,419	9,761,353
Fair Isaac Corp. (A)	30,130	12,595,545
Guidewire Software, Inc. (A)(B)	206,254	22,863,256
Paycom Software, Inc. (A)	4,632	1,434,669
RingCentral, Inc., Class A (A)	22,993	6,553,235
Slack Technologies, Inc., Class A (A)(B)	200,651	6,238,240
Splunk, Inc. (A)(B)	183,781	36,517,285
The Trade Desk, Inc., Class A (A)(B)	13,729	5,580,839
Workday, Inc., Class A (A)	123,800	23,195,168
		133,248,476
		224,308,048
TOTAL COMMON STOCKS (Cost $528,691,282)		$718,274,735
PREFERRED SECURITIES – 2.7%
Consumer discretionary – 1.3%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(C)(D)	75,561	2,528,271
Internet and direct marketing retail – 0.8%
Coupang LLC (A)(C)(D)	707,162	6,265,455
One Kings Lane, Inc. (A)(D)	302,694	48,431
		6,313,886
Specialty retail – 0.2%
JAND, Inc., Series D (A)(C)(D)	64,307	1,462,341
		10,304,498
Information technology – 1.3%
Software – 1.3%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	5,754,630
Lookout, Inc., Series F (A)(C)(D)	211,003	1,436,930
MarkLogic Corp., Series F (A)(C)(D)	253,035	2,828,931
		10,020,491
Real estate – 0.1%
Real estate management and development – 0.1%
The We Company, Inc., Series D1 (A)(C)(D)	92,333	647,254
The We Company, Inc., Series D2 (A)(C)(D)	81,039	568,083
		1,215,337
TOTAL PREFERRED SECURITIES (Cost $16,887,039)		$21,540,326
EXCHANGE-TRADED FUNDS – 4.7%
iShares Russell Mid-Cap Growth ETF (B)	235,036	37,163,892
TOTAL EXCHANGE-TRADED FUNDS (Cost $33,816,078)		$37,163,892
WARRANTS – 0.0%
DraftKings, Inc. (Expiration Date: 4-25-23) (A)(C)(E)	2,294	31,882
TOTAL WARRANTS (Cost $5,898)		$31,882
SHORT-TERM INVESTMENTS – 12.2%
Short-term funds – 9.2%
John Hancock Collateral Trust, 0.2429% (F)(G)	7,223,788	72,319,513
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-20 at 0.090% to be repurchased at $23,800,060 on 7-1-20, collateralized by $24,276,700 U.S. Treasury Bills, 0.000% due 7-7-20 (valued at $24,276,069)	$23,800,000	$23,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $96,122,374)		$96,119,513
Total Investments (Mid Cap Stock Trust) (Cost $675,522,671) – 110.5%		$873,130,348
Other assets and liabilities, net – (10.5%)		(82,656,030)
TOTAL NET ASSETS – 100.0%		$790,474,318
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 5.2%
Media – 4.8%
AMC Networks, Inc., Class A (A)(B)	49,960	$1,168,564
DISH Network Corp., Class A (A)	84,306	2,909,400
Fox Corp., Class A	57,865	1,551,939
News Corp., Class A	932,632	11,061,016
Scholastic Corp.	72,120	2,159,273
ViacomCBS, Inc., Class B (B)	279,654	6,521,531
		25,371,723
Wireless telecommunication services – 0.4%
Telephone & Data Systems, Inc.	97,666	1,941,600
		27,313,323
Consumer discretionary – 2.9%
Diversified consumer services – 1.3%
Strategic Education, Inc.	44,345	6,813,609
Hotels, restaurants and leisure – 0.4%
Compass Group PLC	137,434	1,890,880
Multiline retail – 0.3%
Nordstrom, Inc. (B)	114,578	1,774,813
Specialty retail – 0.2%
Tiffany & Company	8,065	983,446
Textiles, apparel and luxury goods – 0.7%
Ralph Lauren Corp.	48,834	3,541,442
		15,004,190
Consumer staples – 9.0%
Beverages – 0.9%
Carlsberg A/S, Class B	30,527	4,048,129

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Molson Coors Beverage Company, Class B	16,980	$583,433
		4,631,562
Food and staples retailing – 1.8%
Sysco Corp.	136,754	7,474,974
The Kroger Company	55,220	1,869,197
		9,344,171
Food products – 6.3%
Archer-Daniels-Midland Company	45,860	1,829,814
Bunge, Ltd.	336,239	13,829,510
Campbell Soup Company	33,061	1,640,817
Flowers Foods, Inc.	520,515	11,638,715
The Kraft Heinz Company	128,754	4,105,965
		33,044,821
		47,020,554
Energy – 11.8%
Energy equipment and services – 1.5%
Frank's International NV (A)(B)	746,837	1,665,447
Schlumberger, Ltd.	174,308	3,205,524
SEACOR Holdings, Inc. (A)	46,782	1,324,866
SEACOR Marine Holdings, Inc. (A)	98,958	252,343
Tidewater, Inc. (A)	218,777	1,222,963
		7,671,143
Oil, gas and consumable fuels – 10.3%
Apache Corp.	53,009	715,622
Cameco Corp. (B)	610,267	6,255,237
Canadian Natural Resources, Ltd. (B)	344,081	5,997,332
EQT Corp.	920,491	10,953,843
Equinor ASA	15,962	229,943
Equinor ASA (Frankfurt Stock Exchange)	124,931	1,789,763
Equitrans Midstream Corp. (B)	424,815	3,530,213
Hess Corp.	115,221	5,969,600
Imperial Oil, Ltd.	684,435	10,985,182
NAC Kazatomprom JSC, GDR	156,038	2,165,637
NAC Kazatomprom JSC, GDR (London Stock Exchange)	961	13,338
Ovintiv, Inc. (B)	485,265	4,634,281
Peabody Energy Corp.	290,755	837,374
		54,077,365
		61,748,508
Financials – 16.9%
Banks – 2.7%
Fifth Third Bancorp	387,330	7,467,722
Popular, Inc.	21,989	817,331
Westamerica Bancorporation	99,864	5,734,191
		14,019,244
Capital markets – 5.7%
Lazard, Ltd., Class A	251,257	7,193,488
Northern Trust Corp.	101,614	8,062,055
State Street Corp.	189,729	12,057,278
TD Ameritrade Holding Corp.	53,569	1,948,840
The Bank of New York Mellon Corp.	13,270	512,886
		29,774,547
Consumer finance – 0.6%
Ally Financial, Inc.	139,097	2,758,294
Synchrony Financial	23,376	518,012
		3,276,306
Diversified financial services – 1.2%
Groupe Bruxelles Lambert SA	72,381	6,062,629
Insurance – 6.1%
Brighthouse Financial, Inc. (A)	125,381	3,488,099
Brown & Brown, Inc. (B)	162,605	6,627,780
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
CNA Financial Corp.	170,104	$5,468,844
Kemper Corp.	63,754	4,623,440
Loews Corp.	225,664	7,738,019
Marsh & McLennan Companies, Inc.	37,719	4,049,889
		31,996,071
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	311,783	3,432,731
		88,561,528
Health care – 17.1%
Biotechnology – 1.5%
Alkermes PLC (A)	219,747	4,264,191
Incyte Corp. (A)	31,509	3,275,991
Ionis Pharmaceuticals, Inc. (A)	3,500	206,360
		7,746,542
Health care equipment and supplies – 6.4%
Alcon, Inc. (A)	20,567	1,181,764
Baxter International, Inc.	69,189	5,957,173
Dentsply Sirona, Inc.	180,107	7,935,514
Hologic, Inc. (A)	193,317	11,019,069
Zimmer Biomet Holdings, Inc.	64,568	7,706,836
		33,800,356
Health care providers and services – 6.5%
Cardinal Health, Inc.	236,237	12,329,209
Covetrus, Inc. (A)(B)	232,494	4,159,318
Patterson Companies, Inc. (B)	441,973	9,723,406
Select Medical Holdings Corp. (A)	543,500	8,005,755
		34,217,688
Pharmaceuticals – 2.7%
Jazz Pharmaceuticals PLC (A)	16,166	1,783,756
Perrigo Company PLC	195,952	10,830,267
Royalty Pharma PLC, Class A (A)	32,344	1,570,301
		14,184,324
		89,948,910
Industrials – 9.0%
Aerospace and defense – 1.6%
Textron, Inc.	262,501	8,638,908
Air freight and logistics – 2.0%
C.H. Robinson Worldwide, Inc. (B)	90,283	7,137,774
Expeditors International of Washington, Inc.	43,785	3,329,411
		10,467,185
Airlines – 0.9%
Southwest Airlines Company	132,009	4,512,068
Commercial services and supplies – 0.6%
Cintas Corp.	11,609	3,092,173
Machinery – 2.7%
AGCO Corp.	54,190	3,005,377
CNH Industrial NV (A)(B)	250,558	1,761,423
PACCAR, Inc.	80,110	5,996,234
Xylem, Inc.	50,080	3,253,197
		14,016,231
Road and rail – 1.2%
J.B. Hunt Transport Services, Inc.	36,299	4,368,222
Kansas City Southern	4,334	647,023
Ryder System, Inc.	38,792	1,455,088
		6,470,333
		47,196,898
Information technology – 3.1%
Electronic equipment, instruments and components – 1.1%
National Instruments Corp.	148,861	5,762,409

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services – 0.5%
Cognizant Technology Solutions Corp., Class A	48,559	$2,759,122
Semiconductors and semiconductor equipment – 1.5%
Applied Materials, Inc.	127,872	7,729,862
		16,251,393
Materials – 12.3%
Chemicals – 2.3%
Corteva, Inc.	220,228	5,899,908
PPG Industries, Inc.	19,981	2,119,185
Westlake Chemical Corp.	80,967	4,343,880
		12,362,973
Construction materials – 1.1%
Summit Materials, Inc., Class A (A)	137,034	2,203,507
Vulcan Materials Company	29,617	3,431,129
		5,634,636
Metals and mining – 8.9%
Barrick Gold Corp.	402,810	10,851,701
Cia de Minas Buenaventura SAA, ADR	447,559	4,090,689
Franco-Nevada Corp.	70,742	9,882,307
Freeport-McMoRan, Inc.	643,260	7,442,518
Fresnillo PLC	713,707	7,457,531
Gold Fields, Ltd., ADR	326,823	3,072,136
Newmont Corp.	45,787	2,826,889
Nucor Corp.	19,996	828,034
		46,451,805
		64,449,414
Real estate – 7.0%
Equity real estate investment trusts – 6.6%
Equity Commonwealth	113,567	3,656,857
Equity Residential	64,260	3,779,773
Federal Realty Investment Trust	11,494	979,404
Rayonier, Inc.	334,335	8,288,165
Regency Centers Corp.	90,602	4,157,726
Weyerhaeuser Company	623,704	14,008,391
		34,870,316
Real estate management and development – 0.4%
The St. Joe Company (A)(B)	106,838	2,074,794
		36,945,110
Utilities – 4.8%
Electric utilities – 3.5%
FirstEnergy Corp.	247,653	9,603,983
PG&E Corp. (A)(B)	973,622	8,636,027
		18,240,010
Gas utilities – 0.4%
National Fuel Gas Company	50,297	2,108,953
Multi-utilities – 0.9%
CenterPoint Energy, Inc.	254,766	4,756,481
		25,105,444
TOTAL COMMON STOCKS (Cost $528,470,472)		$519,545,272
PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	15,222	1,400,272
TOTAL PREFERRED SECURITIES (Cost $1,724,199)		$1,400,272
Mid Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 0.2%
Energy - 0.2%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$1,883,000	$1,313,393
TOTAL CORPORATE BONDS (Cost $1,326,925)		$1,313,393
SHORT-TERM INVESTMENTS – 7.3%
Short-term funds – 7.3%
John Hancock Collateral Trust, 0.2429% (D)(E)	3,569,050	35,730,827
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (D)	1,405,811	1,405,811
T. Rowe Price Government Reserve Fund, 0.2119% (D)	1,022,760	1,022,760
TOTAL SHORT-TERM INVESTMENTS (Cost $38,160,218)		$38,159,398
Total Investments (Mid Value Trust) (Cost $569,681,814) – 106.9%		$560,418,335
Other assets and liabilities, net – (6.9%)		(36,272,013)
TOTAL NET ASSETS – 100.0%		$524,146,322
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 0.7%
Hotels, restaurants and leisure – 0.7%
Hotels, resorts and cruise lines – 0.7%
Hyatt Hotels Corp., Class A (A)	41,387	$2,081,352
Real estate – 98.1%
Equity real estate investment trusts – 98.1%
Diversified REITs – 2.0%
Essential Properties Realty Trust, Inc.	379,367	5,629,806
Health care REITs – 11.2%
Healthcare Trust of America, Inc., Class A	124,357	3,297,948
Medical Properties Trust, Inc.	188,341	3,540,811
Omega Healthcare Investors, Inc.	240,600	7,153,038
Sabra Health Care REIT, Inc.	230,653	3,328,323
Welltower, Inc.	295,428	15,288,398
		32,608,518
Hotel and resort REITs – 1.7%
Apple Hospitality REIT, Inc.	373,646	3,609,420
Pebblebrook Hotel Trust	96,931	1,324,077
		4,933,497
Industrial REITs – 15.0%
EastGroup Properties, Inc.	67,703	8,030,253
Prologis, Inc.	307,616	28,709,801

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)

Rexford Industrial Realty, Inc.	163,839	$6,787,850
		43,527,904
Office REITs – 9.0%
Alexandria Real Estate Equities, Inc.	74,215	12,041,384
Cousins Properties, Inc.	235,518	7,025,502
Highwoods Properties, Inc.	186,613	6,966,263
		26,033,149
Residential REITs – 20.7%
American Homes 4 Rent, Class A	180,230	4,848,187
Equity LifeStyle Properties, Inc.	137,722	8,604,871
Essex Property Trust, Inc.	36,531	8,371,809
Invitation Homes, Inc.	400,456	11,024,554
Mid-America Apartment Communities, Inc.	111,499	12,785,590
Sun Communities, Inc.	53,968	7,322,378
UDR, Inc.	191,220	7,147,805
		60,105,194
Retail REITs – 12.7%
Agree Realty Corp.	110,271	7,245,907
Kimco Realty Corp.	602,401	7,734,829
Realty Income Corp.	117,331	6,981,195
Regency Centers Corp.	161,216	7,398,202
Simon Property Group, Inc.	109,454	7,484,465
		36,844,598
Specialized REITs – 25.8%
American Tower Corp.	19,346	5,001,715
CyrusOne, Inc.	84,410	6,140,828
Digital Realty Trust, Inc.	58,724	8,345,268
Equinix, Inc.	37,445	26,297,624
Extra Space Storage, Inc.	77,247	7,135,305
Gaming and Leisure Properties, Inc.	311,027	10,761,534
Life Storage, Inc.	67,532	6,412,163
SBA Communications Corp.	15,884	4,732,161
		74,826,598
		284,509,264
TOTAL COMMON STOCKS (Cost $282,989,423)		$286,590,616
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 0.2429% (B)(C)	177,485	1,776,851
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (B)	2,940,126	2,940,126
TOTAL SHORT-TERM INVESTMENTS (Cost $4,717,030)		$4,716,977
Total Investments (Real Estate Securities Trust) (Cost $287,706,453) – 100.4%		$291,307,593
Other assets and liabilities, net – (0.4%)		(1,195,686)
TOTAL NET ASSETS – 100.0%		$290,111,907
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-20.
(B)	The rate shown is the annualized seven-day yield as of 6-30-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 93.0%
Communication services – 18.0%
Entertainment – 1.5%
Activision Blizzard, Inc.	44,565	$3,382,484
NetEase, Inc., ADR	4,930	2,116,843
Netflix, Inc. (A)	7,535	3,428,726
Spotify Technology SA (A)	2,015	520,253
Zynga, Inc., Class A (A)	481,090	4,589,599
		14,037,905
Interactive media and services – 16.3%
58.com, Inc., ADR (A)	334,537	18,044,926
Alphabet, Inc., Class C (A)	31,563	44,617,772
Baidu, Inc., ADR (A)	38,316	4,593,705
Facebook, Inc., Class A (A)	248,529	56,433,475
Mail.Ru Group, Ltd., GDR (A)	641,763	14,475,925
NAVER Corp.	28,877	6,496,840
Pinterest, Inc., Class A (A)	20,275	449,497
Snap, Inc., Class A (A)(B)	78,980	1,855,240
		146,967,380
Media – 0.2%
News Corp., Class A	158,528	1,880,142
		162,885,427
Consumer discretionary – 17.4%
Automobiles – 0.3%
Tesla, Inc. (A)(B)	2,730	2,947,881
Internet and direct marketing retail – 17.1%
Alibaba Group Holding, Ltd., ADR (A)	80,640	17,394,048
Amazon.com, Inc. (A)	16,339	45,076,360
Booking Holdings, Inc. (A)	15,788	25,139,864
Etsy, Inc. (A)	34,510	3,665,997
Expedia Group, Inc.	9,820	807,204
JD.com, Inc., ADR (A)	16,525	994,475
Naspers, Ltd., N Shares	43,876	8,063,544
Tongcheng-Elong Holdings, Ltd. (A)	1,770,400	3,214,896
Trip.com Group, Ltd., ADR (A)	850,875	22,054,680
Zalando SE (A)(C)	387,262	27,472,556
		153,883,624
		156,831,505
Health care – 1.2%
Health care equipment and supplies – 0.8%
Intuitive Surgical, Inc. (A)	12,400	7,065,892
Health care technology – 0.4%
Veeva Systems, Inc., Class A (A)	18,005	4,220,732
		11,286,624
Industrials – 0.3%
Aerospace and defense – 0.2%
The Boeing Company	10,749	1,970,292
Electrical equipment – 0.1%
Bloom Energy Corp., Class A (A)(B)	67,010	729,069
		2,699,361
Information technology – 56.0%
Communications equipment – 0.1%
Telefonaktiebolaget LM Ericsson, ADR (B)	50,655	471,092
Electronic equipment, instruments and components – 0.9%
Amphenol Corp., Class A	15,155	1,452,001
Cognex Corp.	15,325	915,209
Flex, Ltd. (A)	124,325	1,274,331
IPG Photonics Corp. (A)	8,130	1,303,971
Samsung SDI Company, Ltd.	10,880	3,326,686
		8,272,198
IT services – 10.8%
Adyen NV (A)(C)	990	1,442,427

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Akamai Technologies, Inc. (A)	4,285	$458,881
DXC Technology Company	34,005	561,083
Fidelity National Information Services, Inc.	27,788	3,726,093
Fiserv, Inc. (A)	37,897	3,699,505
Global Payments, Inc.	24,066	4,082,075
Mastercard, Inc., Class A	26,095	7,716,292
MongoDB, Inc. (A)(B)	50,505	11,431,302
Okta, Inc. (A)	86,695	17,358,940
PayPal Holdings, Inc. (A)	70,795	12,334,613
Shopify, Inc., Class A (A)	3,970	3,768,324
Square, Inc., Class A (A)	52,040	5,461,078
Twilio, Inc., Class A (A)(B)	83,915	18,412,629
Visa, Inc., Class A	10,190	1,968,402
Wix.com, Ltd. (A)	19,287	4,941,715
		97,363,359
Semiconductors and semiconductor equipment – 14.1%
Advanced Micro Devices, Inc. (A)	111,010	5,840,236
Analog Devices, Inc.	15,390	1,887,430
Applied Materials, Inc.	185,617	11,220,548
ASML Holding NV, NYRS	8,180	3,010,485
Cree, Inc. (A)	25,880	1,531,837
Intel Corp.	19,970	1,194,805
KLA Corp.	3,525	685,542
Lam Research Corp.	33,055	10,691,970
Marvell Technology Group, Ltd.	41,780	1,464,807
Maxim Integrated Products, Inc.	154,117	9,341,031
Microchip Technology, Inc. (B)	27,410	2,886,547
Micron Technology, Inc. (A)	447,427	23,051,439
NVIDIA Corp.	52,577	19,974,528
NXP Semiconductors NV	20,330	2,318,433
Qorvo, Inc. (A)	16,400	1,812,692
QUALCOMM, Inc.	177,351	16,176,185
Skyworks Solutions, Inc.	46,780	5,981,291
STMicroelectronics NV, NYRS (B)	109,140	2,991,527
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	26,315	1,493,903
Teradyne, Inc. (B)	21,000	1,774,710
Tokyo Electron, Ltd.	7,800	1,924,602
		127,254,548
Software – 22.6%
Alteryx, Inc., Class A (A)(B)	42,065	6,910,438
Atlassian Corp. PLC, Class A (A)	80,275	14,471,174
Autodesk, Inc. (A)	4,015	960,348
Avalara, Inc. (A)	3,745	498,422
Citrix Systems, Inc.	57,877	8,560,587
Coupa Software, Inc. (A)	3,095	857,439
Crowdstrike Holdings, Inc., Class A (A)	117,390	11,773,043
Datadog, Inc., Class A (A)	22,170	1,927,682
DocuSign, Inc. (A)	23,785	4,096,015
Elastic NV (A)	10,750	991,258
Fortinet, Inc. (A)	6,245	857,251
HubSpot, Inc. (A)	31,300	7,022,155
Intuit, Inc.	13,435	3,979,313
Microsoft Corp.	247,478	50,364,248
Palo Alto Networks, Inc. (A)	5,605	1,287,300
Paycom Software, Inc. (A)	37,090	11,487,886
RingCentral, Inc., Class A (A)	54,270	15,467,493
salesforce.com, Inc. (A)	131,580	24,648,881
ServiceNow, Inc. (A)	2,315	937,714
Slack Technologies, Inc., Class A (A)(B)	104,230	3,240,511
Smartsheet, Inc., Class A (A)	8,950	455,734
Splunk, Inc. (A)	26,500	5,265,550
TeamViewer AG (A)(C)	79,586	4,336,548
Workday, Inc., Class A (A)	31,506	5,902,964
Zendesk, Inc. (A)	10,270	909,203
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zoom Video Communications, Inc., Class A (A)(B)	26,665	$6,760,644
Zscaler, Inc. (A)	91,657	10,036,442
		204,006,243
Technology hardware, storage and peripherals – 7.5%
Apple, Inc.	71,165	25,960,992
Pure Storage, Inc., Class A (A)	1,094,466	18,967,096
Samsung Electronics Company, Ltd.	512,846	22,702,478
		67,630,566
		504,998,006
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
Equinix, Inc.	650	456,495
TOTAL COMMON STOCKS (Cost $653,645,740)		$839,157,418
PREFERRED SECURITIES – 0.1%
Communication services – 0.1%
Media – 0.1%
Airbnb, Inc., Series E (A)(D)(E)	8,624	600,317
Industrials – 0.0%
Road and rail – 0.0%
DiDi Chuxing, Inc. (A)(D)(E)	9,513	387,607
TOTAL PREFERRED SECURITIES (Cost $1,063,751)		$987,924
EXCHANGE-TRADED FUNDS – 0.4%
Invesco QQQ Trust Series 1 (B)	5,145	1,273,902
iShares Expanded Tech Sector ETF	4,505	1,257,526
Technology Select Sector SPDR Fund (B)	12,120	1,266,419
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,386,714)		$3,797,847
TERM LOANS (F) – 0.1%
Communication services – 0.1%
Airbnb, Inc., Term Loan (3 month LIBOR + 7.500%) 8.500%, 04/17/2025	$915,000	947,025
TOTAL TERM LOANS (Cost $892,481)		$947,025
SHORT-TERM INVESTMENTS – 11.6%
Short-term funds – 9.6%
John Hancock Collateral Trust, 0.2429% (G)(H)	3,564,321	35,683,490
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (G)	500,000	500,000
T. Rowe Price Government Reserve Fund, 0.2119% (G)	50,420,021	50,420,021
		86,603,511
Repurchase agreement – 2.0%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $17,652,000 on 7-1-20, collateralized by $17,963,200 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $18,005,045)	$17,652,000	17,652,000
TOTAL SHORT-TERM INVESTMENTS (Cost $104,255,726)		$104,255,511
Total Investments (Science & Technology Trust) (Cost $763,244,412) – 105.2%		$949,145,725
Other assets and liabilities, net – (5.2%)		(46,589,585)
TOTAL NET ASSETS – 100.0%		$902,556,140
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 2.4%
Diversified telecommunication services – 0.9%
Alaska Communications Systems Group, Inc.	15,790	$44,054
Anterix, Inc. (A)	3,709	168,166
ATN International, Inc.	3,084	186,798
Bandwidth, Inc., Class A (A)	5,208	661,416
Cincinnati Bell, Inc. (A)	13,674	203,059
Cogent Communications Holdings, Inc.	11,454	886,081
Consolidated Communications Holdings, Inc. (A)	20,136	136,321
Iridium Communications, Inc. (A)	31,989	813,800
Liberty Latin America, Ltd., Class A (A)	15,096	146,733
Liberty Latin America, Ltd., Class C (A)	28,400	268,096
Ooma, Inc. (A)(B)	6,186	101,945
ORBCOMM, Inc. (A)	22,664	87,256
Vonage Holdings Corp. (A)	62,955	633,327
		4,337,052
Entertainment – 0.2%
AMC Entertainment Holdings, Inc., Class A	15,139	64,946
Cinemark Holdings, Inc.	29,134	336,498
Eros International PLC (A)	20,612	65,134
Glu Mobile, Inc. (A)	35,368	327,861
IMAX Corp. (A)	13,793	154,620
Liberty Media Corp.-Liberty Braves, Class A (A)	3,934	78,995
Liberty Media Corp.-Liberty Braves, Class C (A)	9,011	177,877
The Marcus Corp.	6,669	88,498
		1,294,429
Interactive media and services – 0.4%
CarGurus, Inc. (A)	23,521	596,257
Cars.com, Inc. (A)	18,806	108,323
Eventbrite, Inc., Class A (A)	17,600	150,832
EverQuote, Inc., Class A (A)	3,824	222,404
Liberty TripAdvisor Holdings, Inc., Class A (A)	22,022	46,907
QuinStreet, Inc. (A)	13,144	137,486
The Meet Group, Inc. (A)	18,872	117,761
TrueCar, Inc. (A)	30,264	78,081
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Yelp, Inc. (A)	19,078	$441,274
		1,899,325
Media – 0.7%
AMC Networks, Inc., Class A (A)	10,511	245,852
Boston Omaha Corp., Class A (A)	3,406	54,496
Cardlytics, Inc. (A)(B)	7,045	493,009
Central European Media Enterprises, Ltd., Class A (A)	24,293	85,997
comScore, Inc. (A)	17,610	54,591
Daily Journal Corp. (A)(B)	337	90,990
Entercom Communications Corp., Class A	34,609	47,760
Gannett Company, Inc. (B)	39,581	54,622
Gray Television, Inc. (A)	24,272	338,594
Hemisphere Media Group, Inc. (A)	5,616	55,205
iHeartMedia, Inc., Class A (A)	16,477	137,583
Loral Space & Communications, Inc.	3,729	72,790
Media General, Inc. (A)(C)	29,399	2,796
Meredith Corp.	10,983	159,803
MSG Networks, Inc., Class A (A)(B)	10,959	109,042
National CineMedia, Inc.	18,549	55,091
Saga Communications, Inc., Class A	1,376	35,226
Scholastic Corp.	8,136	243,592
Sinclair Broadcast Group, Inc., Class A	14,096	260,212
TechTarget, Inc. (A)	6,371	191,321
TEGNA, Inc.	59,151	658,942
The EW Scripps Company, Class A	15,555	136,106
Tribune Publishing Company	4,838	48,332
WideOpenWest, Inc. (A)	14,827	78,138
		3,710,090
Wireless telecommunication services – 0.2%
Boingo Wireless, Inc. (A)	12,218	162,744
Gogo, Inc. (A)(B)	17,041	53,850
Shenandoah Telecommunications Company	13,065	643,974
Spok Holdings, Inc.	6,077	56,820
		917,388
		12,158,284
Consumer discretionary – 11.3%
Auto components – 1.2%
Adient PLC (A)	24,006	394,179
American Axle & Manufacturing Holdings, Inc. (A)	30,962	235,311
Cooper Tire & Rubber Company	13,657	377,070
Cooper-Standard Holdings, Inc. (A)	4,945	65,521
Dana, Inc.	39,264	478,628
Dorman Products, Inc. (A)	7,160	480,221
Fox Factory Holding Corp. (A)	10,484	866,083
Gentherm, Inc. (A)	8,780	341,542
LCI Industries	6,661	765,882
Modine Manufacturing Company (A)	14,280	78,826
Motorcar Parts of America, Inc. (A)	5,374	94,959
Standard Motor Products, Inc.	5,564	229,237
Stoneridge, Inc. (A)	7,134	147,388
Tenneco, Inc., Class A (A)(B)	14,459	109,310
The Goodyear Tire & Rubber Company	63,071	564,170
Visteon Corp. (A)	7,509	514,367
Workhorse Group, Inc. (A)	17,628	306,551
XPEL, Inc. (A)	4,708	73,633
		6,122,878
Automobiles – 0.1%
Winnebago Industries, Inc.	8,440	562,273
Distributors – 0.1%
Core-Mark Holding Company, Inc.	12,184	304,052
Funko, Inc., Class A (A)(B)	7,381	42,810

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
Weyco Group, Inc.	1,913	$41,302
		388,164
Diversified consumer services – 0.7%
Adtalem Global Education, Inc. (A)	14,113	439,620
American Public Education, Inc. (A)	4,032	119,347
Aspen Group, Inc. (A)	5,942	53,775
Carriage Services, Inc.	4,686	84,910
Collectors Universe, Inc.	2,726	93,447
Franchise Group, Inc.	5,314	116,270
Houghton Mifflin Harcourt Company (A)	32,382	58,611
K12, Inc. (A)	10,834	295,118
Laureate Education, Inc., Class A (A)	29,355	292,523
OneSpaWorld Holdings, Ltd. (B)	13,174	62,840
Perdoceo Education Corp. (A)	18,866	300,535
Regis Corp. (A)(B)	6,792	55,559
Strategic Education, Inc.	5,960	915,754
Universal Technical Institute, Inc. (A)	8,597	59,749
Vivint Smart Home, Inc. (A)	19,120	331,350
WW International, Inc. (A)	12,861	326,412
		3,605,820
Hotels, restaurants and leisure – 2.6%
Accel Entertainment, Inc. (A)	11,817	113,798
BBX Capital Corp.	19,256	48,910
BJ's Restaurants, Inc.	5,306	111,108
Bloomin' Brands, Inc. (B)	24,130	257,226
Boyd Gaming Corp.	22,027	460,364
Brinker International, Inc.	11,994	287,856
Carrols Restaurant Group, Inc. (A)	10,620	51,401
Century Casinos, Inc. (A)	8,816	36,586
Churchill Downs, Inc.	10,287	1,369,714
Chuy's Holdings, Inc. (A)	4,905	72,986
Cracker Barrel Old Country Store, Inc.	6,522	723,355
Dave & Buster's Entertainment, Inc. (B)	12,878	171,664
Del Taco Restaurants, Inc. (A)	9,371	55,570
Denny's Corp. (A)	15,265	154,177
Dine Brands Global, Inc.	4,293	180,735
El Pollo Loco Holdings, Inc. (A)	5,142	75,896
Eldorado Resorts, Inc. (A)(B)	18,680	748,321
Everi Holdings, Inc. (A)	22,663	116,941
GAN, Ltd. (A)	2,097	53,369
Golden Entertainment, Inc. (A)	5,194	46,330
Hilton Grand Vacations, Inc. (A)	23,099	451,585
International Game Technology PLC	27,008	240,371
Jack in the Box, Inc.	6,185	458,247
Lindblad Expeditions Holdings, Inc. (A)	7,862	60,695
Marriott Vacations Worldwide Corp.	10,957	900,775
Monarch Casino & Resort, Inc. (A)	3,537	120,541
Nathan's Famous, Inc.	908	51,066
Noodles & Company (A)	9,259	56,017
Papa John's International, Inc.	8,795	698,411
Penn National Gaming, Inc. (A)(B)	36,425	1,112,420
RCI Hospitality Holdings, Inc.	2,713	37,602
Red Robin Gourmet Burgers, Inc. (A)	3,977	40,565
Red Rock Resorts, Inc., Class A	18,272	199,348
Ruth's Hospitality Group, Inc.	7,725	63,036
Scientific Games Corp. (A)	15,796	244,206
SeaWorld Entertainment, Inc. (A)	13,944	206,511
Shake Shack, Inc., Class A (A)(B)	9,565	506,754
Texas Roadhouse, Inc.	17,859	938,848
The Cheesecake Factory, Inc. (B)	11,688	267,889
Twin River Worldwide Holdings, Inc.	5,081	113,255
Wingstop, Inc.	8,043	1,117,736
		13,022,185
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 2.0%
Beazer Homes USA, Inc. (A)	8,033	$80,892
Cavco Industries, Inc. (A)	2,373	457,633
Century Communities, Inc. (A)	7,924	242,950
Ethan Allen Interiors, Inc.	7,033	83,200
GoPro, Inc., Class A (A)	35,621	169,556
Green Brick Partners, Inc. (A)	6,777	80,307
Hamilton Beach Brands Holding Company, Class B	1,197	14,244
Helen of Troy, Ltd. (A)	6,854	1,292,390
Hooker Furniture Corp.	3,605	70,117
Installed Building Products, Inc. (A)	6,247	429,669
iRobot Corp. (A)(B)	7,496	628,914
KB Home	23,888	732,884
La-Z-Boy, Inc.	12,179	329,564
LGI Homes, Inc. (A)	6,054	532,934
M/I Homes, Inc. (A)	7,571	260,745
MDC Holdings, Inc.	13,751	490,911
Meritage Homes Corp. (A)	10,082	767,442
Purple Innovation, Inc. (A)	4,010	72,180
Skyline Champion Corp. (A)	14,907	362,836
Sonos, Inc. (A)	21,630	316,447
Taylor Morrison Home Corp. (A)	34,157	658,889
The Lovesac Company (A)	2,562	67,201
TopBuild Corp. (A)	8,969	1,020,403
TRI Pointe Group, Inc. (A)	35,138	516,177
Tupperware Brands Corp.	13,988	66,443
Turtle Beach Corp. (A)	3,920	57,702
Universal Electronics, Inc. (A)	3,770	176,511
VOXX International Corp. (A)	6,295	36,385
		10,015,526
Internet and direct marketing retail – 0.6%
1-800-Flowers.com, Inc., Class A (A)	6,798	136,096
Groupon, Inc. (A)(B)	6,360	115,243
Liquidity Services, Inc. (A)	8,654	51,578
Overstock.com, Inc. (A)	10,998	312,673
PetMed Express, Inc. (B)	5,314	189,391
Quotient Technology, Inc. (A)	23,717	173,608
Shutterstock, Inc.	5,227	182,788
Stamps.com, Inc. (A)	4,479	822,748
Stitch Fix, Inc., Class A (A)	15,309	381,806
The RealReal, Inc. (A)(B)	17,134	219,144
The Rubicon Project, Inc. (A)	28,193	188,047
US Auto Parts Network, Inc. (A)	6,244	54,073
Waitr Holdings, Inc. (A)	22,483	59,130
		2,886,325
Leisure products – 0.7%
Acushnet Holdings Corp.	9,202	320,138
Callaway Golf Company	25,436	445,384
Clarus Corp.	7,217	83,573
Escalade, Inc.	3,276	45,733
Johnson Outdoors, Inc., Class A	1,451	132,070
Malibu Boats, Inc., Class A (A)	5,632	292,582
MasterCraft Boat Holdings, Inc. (A)	5,264	100,279
Nautilus, Inc. (A)	8,462	78,443
Smith & Wesson Brands, Inc. (A)	14,834	319,228
Sturm Ruger & Company, Inc.	4,505	342,380
Vista Outdoor, Inc. (A)	16,030	231,634
YETI Holdings, Inc. (A)	20,137	860,454
		3,251,898
Multiline retail – 0.2%
Big Lots, Inc.	10,682	448,644
Dillard's, Inc., Class A (B)	2,193	56,557
Macy's, Inc.	85,073	585,302
		1,090,503

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail – 2.3%
Aaron's, Inc.	18,336	$832,454
Abercrombie & Fitch Company, Class A	17,149	182,465
American Eagle Outfitters, Inc.	41,188	448,949
America's Car-Mart, Inc. (A)	1,694	148,852
Asbury Automotive Group, Inc. (A)	5,245	405,596
At Home Group, Inc. (A)	13,432	87,174
Bed Bath & Beyond, Inc. (B)	34,807	368,954
Boot Barn Holdings, Inc. (A)(B)	7,916	170,669
Caleres, Inc.	10,959	91,398
Camping World Holdings, Inc., Class A (B)	8,982	243,951
Chico's FAS, Inc.	35,820	49,432
Citi Trends, Inc.	3,344	67,616
Conn's, Inc. (A)	5,015	50,601
Designer Brands, Inc., Class A	17,502	118,489
GameStop Corp., Class A (A)(B)	16,255	70,547
Genesco, Inc. (A)	4,074	88,243
Group 1 Automotive, Inc.	4,755	313,687
GrowGeneration Corp. (A)	8,422	57,606
Guess?, Inc.	12,281	118,757
Haverty Furniture Companies, Inc.	4,915	78,640
Hibbett Sports, Inc. (A)	4,643	97,224
Hudson, Ltd., Class A (A)	11,697	56,964
Lithia Motors, Inc., Class A	5,988	906,164
Lumber Liquidators Holdings, Inc. (A)	7,996	110,825
MarineMax, Inc. (A)	5,726	128,205
Monro, Inc.	8,993	494,075
Murphy USA, Inc. (A)	7,465	840,484
National Vision Holdings, Inc. (A)	21,918	668,937
Office Depot, Inc.	142,115	333,970
Rent-A-Center, Inc.	13,191	366,974
RH (A)	4,542	1,130,504
Sally Beauty Holdings, Inc. (A)	30,739	385,160
Shoe Carnival, Inc.	2,822	82,600
Signet Jewelers, Ltd. (B)	14,421	148,104
Sleep Number Corp. (A)	7,409	308,511
Sonic Automotive, Inc., Class A	6,522	208,117
Sportsman's Warehouse Holdings, Inc. (A)	11,772	167,751
The Buckle, Inc. (B)	8,179	128,247
The Cato Corp., Class A	6,673	54,585
The Children's Place, Inc. (B)	3,939	147,397
The Michaels Companies, Inc. (A)(B)	20,413	144,320
Urban Outfitters, Inc. (A)	18,922	287,993
Winmark Corp.	818	140,074
Zumiez, Inc. (A)	5,862	160,502
		11,491,767
Textiles, apparel and luxury goods – 0.8%
Crocs, Inc. (A)	18,135	667,731
Deckers Outdoor Corp. (A)	7,575	1,487,654
Fossil Group, Inc. (A)(B)	13,530	62,915
G-III Apparel Group, Ltd. (A)	12,083	160,583
Kontoor Brands, Inc.	14,015	249,607
Lakeland Industries, Inc. (A)	2,146	48,135
Movado Group, Inc.	4,768	51,685
Oxford Industries, Inc.	4,456	196,109
Rocky Brands, Inc.	2,145	44,101
Steven Madden, Ltd.	22,319	551,056
Superior Group of Companies, Inc.	3,388	45,399
Unifi, Inc. (A)	4,005	51,584
Wolverine World Wide, Inc.	21,605	514,415
		4,130,974
		56,568,313
Consumer staples – 3.2%
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages – 0.3%
Celsius Holdings, Inc. (A)	9,592	$112,898
Coca-Cola Consolidated, Inc.	1,281	293,592
Craft Brew Alliance, Inc. (A)	3,431	52,803
MGP Ingredients, Inc.	3,552	130,376
National Beverage Corp. (A)	3,202	195,386
New Age Beverages Corp. (A)	26,226	40,126
Primo Water Corp.	42,325	581,969
		1,407,150
Food and staples retailing – 0.9%
BJ's Wholesale Club Holdings, Inc. (A)	37,171	1,385,346
HF Foods Group, Inc. (A)(B)	9,993	90,437
Ingles Markets, Inc., Class A	3,973	171,117
Natural Grocers by Vitamin Cottage, Inc.	2,913	43,345
Performance Food Group Company (A)	35,613	1,037,763
PriceSmart, Inc.	6,201	374,106
Rite Aid Corp. (A)(B)	14,954	255,115
SpartanNash Company	9,674	205,573
The Andersons, Inc.	8,688	119,547
The Chefs' Warehouse, Inc. (A)	6,944	94,300
United Natural Foods, Inc. (A)	14,572	265,356
Village Super Market, Inc., Class A	2,543	70,492
Weis Markets, Inc.	2,612	130,913
		4,243,410
Food products – 1.3%
Alico, Inc.	1,684	52,473
B&G Foods, Inc. (B)	17,238	420,262
Calavo Growers, Inc.	4,515	284,039
Cal-Maine Foods, Inc. (A)	8,559	380,704
Darling Ingredients, Inc. (A)	43,616	1,073,826
Farmer Brothers Company (A)	5,157	37,852
Fresh Del Monte Produce, Inc.	8,470	208,531
Freshpet, Inc. (A)	10,525	880,522
Hostess Brands, Inc. (A)	33,212	405,851
J&J Snack Foods Corp.	4,062	516,402
John B. Sanfilippo & Son, Inc.	2,373	202,488
Lancaster Colony Corp.	5,110	791,999
Landec Corp. (A)	7,671	61,061
Limoneira Company	4,963	71,914
Sanderson Farms, Inc.	5,453	631,948
Seneca Foods Corp., Class A (A)	1,977	66,842
The Simply Good Foods Company (A)	23,201	431,075
Tootsie Roll Industries, Inc. (B)	4,312	147,772
		6,665,561
Household products – 0.2%
Central Garden & Pet Company (A)	3,562	128,196
Central Garden & Pet Company, Class A (A)	9,658	326,344
Oil-Dri Corp. of America	1,775	61,593
WD-40 Company	3,667	727,166
		1,243,299
Personal products – 0.4%
BellRing Brands, Inc. Class A (A)	10,833	216,010
Edgewell Personal Care Company (A)	14,807	461,386
elf Beauty, Inc. (A)	7,252	138,296
Inter Parfums, Inc.	4,863	234,153
Lifevantage Corp. (A)	4,183	56,554
Medifast, Inc. (B)	3,072	426,301
USANA Health Sciences, Inc. (A)	3,163	232,259
Veru, Inc. (A)	15,093	50,411
		1,815,370
Tobacco – 0.1%
Turning Point Brands, Inc.	2,475	61,652
Universal Corp.	6,550	278,441

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd.	36,476	$366,949
		707,042
		16,081,832
Energy – 2.2%
Energy equipment and services – 0.7%
Archrock, Inc.	35,739	231,946
Aspen Aerogels, Inc. (A)	6,896	45,376
Cactus, Inc., Class A	13,107	270,397
ChampionX Corp. (A)	50,925	497,028
DMC Global, Inc.	4,141	114,292
Dril-Quip, Inc. (A)	9,530	283,899
Exterran Corp. (A)	8,276	44,608
Frank's International NV (A)	44,106	98,356
Helix Energy Solutions Group, Inc. (A)	39,821	138,179
Liberty Oilfield Services, Inc., Class A	18,140	99,407
Matrix Service Company (A)	7,945	77,225
Nabors Industries, Ltd. (B)	2,038	75,447
Newpark Resources, Inc. (A)	27,513	61,354
NexTier Oilfield Solutions, Inc. (A)	45,270	110,912
Oceaneering International, Inc. (A)	27,829	177,827
Oil States International, Inc. (A)	17,446	82,869
Patterson-UTI Energy, Inc.	50,765	176,155
ProPetro Holding Corp. (A)	22,202	114,118
RPC, Inc. (A)(B)	16,696	51,424
SEACOR Holdings, Inc. (A)	5,352	151,569
Select Energy Services, Inc., Class A (A)	17,506	85,779
Solaris Oilfield Infrastructure, Inc., Class A (B)	8,757	64,977
Tidewater, Inc. (A)	12,329	68,919
Transocean, Ltd. (A)	160,229	293,219
U.S. Silica Holdings, Inc. (B)	21,419	77,323
		3,492,605
Oil, gas and consumable fuels – 1.5%
Antero Resources Corp. (A)	67,190	170,663
Arch Resources, Inc.	4,175	118,612
Ardmore Shipping Corp.	10,332	44,841
Berry Corp.	20,134	97,247
Bonanza Creek Energy, Inc. (A)	5,588	82,814
Brigham Minerals, Inc., Class A	9,136	112,830
Chesapeake Energy Corp. (A)	3,194	15,651
Clean Energy Fuels Corp. (A)	38,135	84,660
CNX Resources Corp. (A)	50,780	439,247
CONSOL Energy, Inc. (A)	7,508	38,066
Contango Oil & Gas Company (A)	26,504	60,694
CVR Energy, Inc.	8,206	165,023
Delek US Holdings, Inc.	17,131	298,251
DHT Holdings, Inc.	29,668	152,197
Diamond S Shipping, Inc. (A)(B)	7,513	60,029
Dorian LPG, Ltd. (A)	9,559	73,987
Energy Fuels, Inc. (A)	35,318	53,330
Falcon Minerals Corp.	14,690	47,008
Frontline, Ltd.	31,754	221,643
Golar LNG, Ltd.	25,135	181,977
Green Plains, Inc. (A)	9,787	99,974
Gulfport Energy Corp. (A)	47,988	52,307
International Seaways, Inc.	6,665	108,906
Kosmos Energy, Ltd.	113,056	187,673
Magnolia Oil & Gas Corp., Class A (A)	35,852	217,263
Matador Resources Company (A)	30,585	259,973
Nordic American Tankers, Ltd.	39,163	159,002
Overseas Shipholding Group, Inc., Class A (A)	19,990	37,181
Ovintiv, Inc.	71,517	682,987
Par Pacific Holdings, Inc. (A)	11,374	102,252
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PBF Energy, Inc., Class A	26,702	$273,428
PDC Energy, Inc. (A)	27,771	345,471
Peabody Energy Corp.	18,872	54,351
Penn Virginia Corp. (A)	4,201	40,036
Range Resources Corp.	59,234	333,487
Renewable Energy Group, Inc. (A)	10,368	256,919
REX American Resources Corp. (A)	1,593	110,506
Scorpio Tankers, Inc.	13,950	178,700
SFL Corp., Ltd.	25,108	233,253
SM Energy Company	31,837	119,389
Southwestern Energy Company (A)	149,342	382,316
Tellurian, Inc. (A)	45,508	52,334
Uranium Energy Corp. (A)(B)	55,741	48,924
W&T Offshore, Inc. (A)(B)	28,325	64,581
World Fuel Services Corp.	17,086	440,135
		7,360,118
		10,852,723
Financials – 15.8%
Banks – 8.2%
1st Source Corp.	4,126	146,803
ACNB Corp.	2,748	71,943
Allegiance Bancshares, Inc.	5,190	131,774
Amalgamated Bank, Class A	3,986	50,383
Amerant Bancorp, Inc. (A)	6,349	95,489
American National Bankshares, Inc.	2,537	63,526
Ameris Bancorp	17,987	424,313
Ames National Corp.	3,065	60,503
Arrow Financial Corp.	3,607	107,236
Atlantic Capital Bancshares, Inc. (A)	6,397	77,788
Atlantic Union Bankshares Corp.	20,960	485,434
Auburn National Bancorporation, Inc.	807	46,072
Banc of California, Inc.	12,356	133,815
BancFirst Corp.	5,102	206,988
BancorpSouth Bank	26,510	602,837
Bank First Corp.	1,733	111,085
Bank of Commerce Holdings	6,130	46,465
Bank of Marin Bancorp	3,728	124,254
BankFinancial Corp.	5,241	44,024
BankUnited, Inc.	24,675	499,669
Banner Corp.	9,350	355,300
Bar Harbor Bankshares	4,467	100,016
Baycom Corp. (A)	4,023	51,937
BCB Bancorp, Inc.	5,245	48,674
Berkshire Hills Bancorp, Inc.	12,528	138,059
Boston Private Financial Holdings, Inc.	22,507	154,848
Bridge Bancorp, Inc.	4,626	105,658
Brookline Bancorp, Inc.	21,375	215,460
Bryn Mawr Bank Corp.	5,356	148,147
Business First Bancshares, Inc.	3,762	57,747
Byline Bancorp, Inc.	6,882	90,154
C&F Financial Corp.	1,220	40,565
Cadence BanCorp	34,245	303,411
California Bancorp, Inc. (A)	2,920	43,508
Cambridge Bancorp	1,865	110,483
Camden National Corp.	4,001	138,195
Capital City Bank Group, Inc.	4,109	86,084
Capstar Financial Holdings, Inc.	5,500	66,000
Carter Bank & Trust	7,076	57,103
Cathay General Bancorp	20,146	529,840
CB Financial Services, Inc.	1,957	42,702
CBTX, Inc.	4,952	103,992
Central Pacific Financial Corp.	7,702	123,463
Central Valley Community Bancorp	3,962	60,975
Century Bancorp, Inc., Class A	879	68,316
ChoiceOne Financial Services, Inc.	2,430	71,831

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CIT Group, Inc.	26,742	$554,362
Citizens & Northern Corp.	3,629	74,939
Citizens Holding Company	1,907	47,675
City Holding Company	3,968	258,595
Civista Bancshares, Inc.	5,006	77,092
CNB Financial Corp.	4,552	81,617
Codorus Valley Bancorp, Inc.	2,978	41,186
Colony Bankcorp, Inc.	3,345	39,371
Columbia Banking System, Inc.	19,331	547,937
Community Bank System, Inc.	13,638	777,639
Community Bankers Trust Corp.	8,594	47,267
Community Trust Bancorp, Inc.	4,033	132,121
ConnectOne Bancorp, Inc.	10,115	163,054
County Bancorp, Inc.	1,970	41,232
CrossFirst Bankshares, Inc. (A)	13,473	131,766
Customers Bancorp, Inc. (A)	7,828	94,093
CVB Financial Corp.	34,431	645,237
Dime Community Bancshares, Inc.	8,182	112,339
Eagle Bancorp Montana, Inc.	2,556	44,423
Eagle Bancorp, Inc.	8,675	284,106
Enterprise Financial Services Corp.	6,340	197,301
Equity Bancshares, Inc., Class A (A)	4,401	76,753
Esquire Financial Holdings, Inc. (A)	2,521	42,605
Evans Bancorp, Inc.	1,754	40,798
Farmers & Merchants Bancorp, Inc.	2,419	51,380
Farmers National Banc Corp.	7,779	92,259
FB Financial Corp.	4,757	117,831
Fidelity D&D Bancorp, Inc.	1,319	63,431
Financial Institutions, Inc.	4,799	89,309
First Bancorp (North Carolina)	7,677	192,539
First Bancorp (Puerto Rico)	58,762	328,480
First Bank	5,475	35,697
First Busey Corp.	13,063	243,625
First Business Financial Services, Inc.	2,976	48,955
First Capital, Inc.	1,021	70,929
First Choice Bancorp	3,421	56,036
First Commonwealth Financial Corp.	26,212	217,035
First Community Bankshares, Inc.	4,935	110,791
First Community Corp.	3,076	46,601
First Financial Bancorp	26,183	363,682
First Financial Bankshares, Inc.	34,636	1,000,634
First Financial Corp.	3,578	131,814
First Foundation, Inc.	10,642	173,890
First Internet Bancorp	3,068	50,990
First Interstate BancSystem, Inc., Class A	11,258	348,548
First Merchants Corp.	14,346	395,519
First Mid Bancshares, Inc.	4,058	106,441
First Midwest Bancorp, Inc.	30,773	410,820
First Northwest Bancorp	3,334	41,408
First United Corp.	2,629	35,071
Flushing Financial Corp.	7,730	89,050
FNCB Bancorp, Inc.	6,281	36,116
Franklin Financial Network, Inc.	3,917	100,863
Franklin Financial Services Corp.	1,668	43,201
Fulton Financial Corp.	42,939	452,148
FVCBankcorp, Inc. (A)	4,389	47,226
German American Bancorp, Inc.	6,391	198,760
Glacier Bancorp, Inc.	25,543	901,412
Great Southern Bancorp, Inc.	2,911	117,488
Great Western Bancorp, Inc.	15,307	210,624
Guaranty Bancshares, Inc.	2,321	60,044
Hancock Whitney Corp.	23,362	495,274
Hanmi Financial Corp.	8,947	86,875
HarborOne Bancorp, Inc. (A)	14,880	127,075
HBT Financial, Inc.	2,995	39,923
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Heartland Financial USA, Inc.	9,350	$312,664
Heritage Commerce Corp.	16,225	121,769
Heritage Financial Corp.	9,606	192,120
Hilltop Holdings, Inc.	19,408	358,078
Home BancShares, Inc.	41,234	634,179
HomeTrust Bancshares, Inc.	4,942	79,072
Hope Bancorp, Inc.	31,725	292,505
Horizon Bancorp, Inc.	11,805	126,195
Howard Bancorp, Inc. (A)	4,785	50,817
IBERIABANK Corp.	14,112	642,660
Independent Bank Corp. (Massachusetts)	8,787	589,520
Independent Bank Corp. (Michigan)	6,324	93,911
Independent Bank Group, Inc.	10,043	406,942
International Bancshares Corp.	14,314	458,334
Investar Holding Corp.	3,430	49,735
Investors Bancorp, Inc.	61,947	526,550
Lakeland Bancorp, Inc.	13,337	152,442
Lakeland Financial Corp.	6,279	292,539
Landmark Bancorp, Inc.	1,672	41,315
LCNB Corp.	4,197	66,984
Live Oak Bancshares, Inc.	7,943	115,253
Macatawa Bank Corp.	9,219	72,093
MainStreet Bancshares, Inc. (A)	2,741	36,181
Mercantile Bank Corp.	4,558	103,011
Meridian Corp. (A)	2,215	35,108
Metrocity Bankshares, Inc.	5,088	72,911
Metropolitan Bank Holding Corp. (A)	2,146	68,844
Mid Penn Bancorp, Inc.	2,496	46,001
Middlefield Banc Corp.	2,220	46,065
Midland States Bancorp, Inc.	6,221	93,004
MidWestOne Financial Group, Inc.	4,363	87,260
MVB Financial Corp.	2,831	37,652
National Bank Holdings Corp., Class A	7,707	208,089
National Bankshares, Inc.	2,153	61,576
NBT Bancorp, Inc.	11,255	346,204
Nicolet Bankshares, Inc. (A)	2,478	135,794
Northeast Bank	2,823	49,544
Northrim BanCorp, Inc.	2,246	56,464
Norwood Financial Corp.	1,939	48,068
OceanFirst Financial Corp.	15,728	277,285
OFG Bancorp	13,813	184,680
Old National Bancorp	43,443	597,776
Old Second Bancorp, Inc.	9,514	74,019
Origin Bancorp, Inc.	6,141	135,102
Orrstown Financial Services, Inc.	3,945	58,189
Pacific Premier Bancorp, Inc.	22,810	494,521
Park National Corp.	3,737	263,010
Parke Bancorp, Inc.	3,784	51,273
PCB Bancorp	4,805	49,492
Peapack-Gladstone Financial Corp.	5,318	99,606
Penns Woods Bancorp, Inc.	2,268	51,506
Peoples Bancorp, Inc.	5,084	108,188
Peoples Financial Services Corp.	2,003	76,495
People's Utah Bancorp	4,529	101,767
Plumas Bancorp	1,788	39,551
Preferred Bank	3,727	159,702
Premier Financial Bancorp, Inc.	4,639	59,472
QCR Holdings, Inc.	4,093	127,620
RBB Bancorp	5,142	70,188
Red River Bancshares, Inc.	1,518	66,625
Reliant Bancorp, Inc.	4,786	77,964
Renasant Corp.	14,636	364,436
Republic Bancorp, Inc., Class A	2,531	82,789
Republic First Bancorp, Inc. (A)	16,847	41,107
Richmond Mutual Bancorporation, Inc.	4,349	48,883

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
S&T Bancorp, Inc.	10,179	$238,698
Salisbury Bancorp, Inc.	973	39,883
Sandy Spring Bancorp, Inc.	12,035	298,227
SB Financial Group, Inc.	2,526	41,982
SB One Bancorp	3,010	59,297
Seacoast Banking Corp. of Florida (A)	13,748	280,459
Select Bancorp, Inc. (A)	6,122	49,833
ServisFirst Bancshares, Inc.	13,077	467,634
Shore Bancshares, Inc.	4,728	52,434
Sierra Bancorp	4,411	83,280
Silvergate Capital Corp., Class A (A)	4,549	63,686
Simmons First National Corp., Class A	28,925	494,907
SmartFinancial, Inc.	3,860	62,455
South State Corp.	18,850	898,391
Southern First Bancshares, Inc. (A)	2,436	67,502
Southern National Bancorp of Virginia, Inc.	6,433	62,336
Southside Bancshares, Inc.	8,043	222,952
Spirit of Texas Bancshares, Inc. (A)	4,381	53,930
Stock Yards Bancorp, Inc.	5,404	217,241
Summit Financial Group, Inc.	3,318	54,681
Texas Capital Bancshares, Inc. (A)	13,777	425,296
The Bancorp, Inc. (A)	14,274	139,885
The Bank of NT Butterfield & Son, Ltd.	13,856	337,948
The Bank of Princeton	2,087	41,907
The First Bancorp, Inc.	3,509	76,145
The First Bancshares, Inc.	5,720	128,700
The First of Long Island Corp.	6,456	105,491
Tompkins Financial Corp.	3,677	238,159
Towne Bank	17,689	333,261
TriCo Bancshares	6,862	208,948
TriState Capital Holdings, Inc. (A)	7,739	121,580
Triumph Bancorp, Inc. (A)	6,040	146,591
Trustmark Corp.	16,838	412,868
UMB Financial Corp.	11,607	598,341
United Bankshares, Inc.	33,262	920,027
United Community Banks, Inc.	21,000	422,520
Unity Bancorp, Inc.	3,002	42,929
Univest Financial Corp.	7,841	126,554
Valley National Bancorp	107,458	840,322
Veritex Holdings, Inc.	12,995	230,012
Washington Trust Bancorp, Inc.	4,568	149,602
WesBanco, Inc.	17,477	354,958
West Bancorporation, Inc.	4,939	86,383
Westamerica Bancorporation	6,850	393,327
		40,886,432
Capital markets – 1.5%
Artisan Partners Asset Management, Inc., Class A	14,746	479,245
Assetmark Financial Holdings, Inc. (A)	4,557	124,361
B. Riley Financial, Inc.	5,372	116,895
BGC Partners, Inc., Class A	83,325	228,311
Blucora, Inc. (A)	13,398	153,005
Brightsphere Investment Group, Inc.	16,884	210,375
Cohen & Steers, Inc.	6,634	451,444
Cowen, Inc., Class A	7,491	121,429
Diamond Hill Investment Group, Inc.	909	103,326
Donnelley Financial Solutions, Inc. (A)	8,672	72,845
Ellington Financial, Inc.	11,392	134,198
Federated Hermes, Inc.	26,221	621,438
Focus Financial Partners, Inc., Class A (A)(B)	8,642	285,618
GAIN Capital Holdings, Inc.	5,983	36,018
Greenhill & Company, Inc.	4,482	44,775
Hamilton Lane, Inc., Class A	6,008	404,759
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Houlihan Lokey, Inc.	11,918	$663,118
INTL. FCStone, Inc. (A)	4,438	244,090
Moelis & Company, Class A	14,333	446,616
Oppenheimer Holdings, Inc., Class A	2,813	61,295
Piper Sandler Companies	4,722	279,354
PJT Partners, Inc., Class A	6,364	326,728
Safeguard Scientifics, Inc.	6,736	47,152
Sculptor Capital Management, Inc.	5,331	68,930
Silvercrest Asset Management Group, Inc., Class A	3,390	43,087
Stifel Financial Corp.	18,059	856,538
Virtus Investment Partners, Inc.	2,001	232,696
Waddell & Reed Financial, Inc., Class A (B)	17,308	268,447
Westwood Holdings Group, Inc.	2,653	41,785
WisdomTree Investments, Inc.	40,898	141,916
		7,309,794
Consumer finance – 0.7%
Curo Group Holdings Corp.	5,228	42,713
Encore Capital Group, Inc. (A)	8,441	288,513
Enova International, Inc. (A)	8,059	119,837
EZCORP, Inc., Class A (A)	13,627	85,850
FirstCash, Inc.	11,010	742,955
Green Dot Corp., Class A (A)	13,847	679,611
LendingClub Corp. (A)	19,462	88,552
Navient Corp.	51,720	363,592
Nelnet, Inc., Class A	4,747	226,622
Oportun Financial Corp. (A)	5,538	74,431
PRA Group, Inc. (A)	12,283	474,861
Regional Management Corp. (A)	2,582	45,727
World Acceptance Corp. (A)	1,379	90,352
		3,323,616
Diversified financial services – 0.2%
Alerus Financial Corp.	4,558	90,066
Banco Latinoamericano de Comercio Exterior SA, Class E	8,236	94,714
Cannae Holdings, Inc. (A)	22,876	940,204
NewStar Financial, Inc. (A)(C)	8,978	912
		1,125,896
Insurance – 2.3%
Ambac Financial Group, Inc. (A)	12,494	178,914
American Equity Investment Life Holding Company	24,555	606,754
AMERISAFE, Inc.	5,141	314,424
Argo Group International Holdings, Ltd.	8,875	309,116
Benefytt Technologies, Inc. (A)	2,918	59,702
BRP Group, Inc., Class A (A)	5,746	99,233
Citizens, Inc. (A)(B)	13,973	83,698
CNO Financial Group, Inc.	38,799	604,100
Crawford & Company, Class A	5,315	41,935
Donegal Group, Inc., Class A	3,248	46,187
eHealth, Inc. (A)	6,914	679,231
Employers Holdings, Inc.	8,053	242,798
Enstar Group, Ltd. (A)	3,224	492,530
FBL Financial Group, Inc., Class A	2,735	98,159
FedNat Holding Company	3,957	43,804
Genworth Financial, Inc., Class A (A)	137,258	317,066
Global Indemnity, Ltd.	2,430	58,174
Goosehead Insurance, Inc., Class A (A)(B)	3,507	263,586
Greenlight Capital Re, Ltd., Class A (A)	9,216	60,088
HCI Group, Inc.	1,662	76,751
Heritage Insurance Holdings, Inc.	6,925	90,648
Horace Mann Educators Corp.	11,184	410,788
Independence Holding Company	1,604	49,066

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Investors Title Company	408	$49,499
James River Group Holdings, Ltd.	8,028	361,260
Kinsale Capital Group, Inc.	5,632	874,143
MBIA, Inc. (A)	19,534	141,622
National General Holdings Corp.	18,331	396,133
National Western Life Group, Inc., Class A	713	144,874
NI Holdings, Inc. (A)	2,932	43,306
Palomar Holdings, Inc. (A)	5,216	447,324
ProAssurance Corp.	14,843	214,778
Protective Insurance Corp., Class B	3,049	45,948
RLI Corp.	10,657	874,940
Safety Insurance Group, Inc.	3,963	302,218
Selective Insurance Group, Inc.	15,958	841,625
State Auto Financial Corp.	4,975	88,804
Stewart Information Services Corp.	6,286	204,358
Third Point Reinsurance, Ltd. (A)	22,173	166,519
Tiptree, Inc.	8,104	52,271
Trupanion, Inc. (A)(B)	8,173	348,905
United Fire Group, Inc.	5,779	160,136
United Insurance Holdings Corp.	6,157	48,148
Universal Insurance Holdings, Inc.	7,595	134,811
Watford Holdings, Ltd. (A)	5,002	83,483
		11,251,857
Mortgage real estate investment trusts – 1.3%
Anworth Mortgage Asset Corp. (B)	29,895	50,822
Apollo Commercial Real Estate Finance, Inc.	41,974	411,765
Arbor Realty Trust, Inc.	27,943	258,193
Ares Commercial Real Estate Corp.	8,888	81,059
ARMOUR Residential REIT, Inc.	17,772	166,879
Blackstone Mortgage Trust, Inc., Class A (B)	37,121	894,245
Broadmark Realty Capital, Inc.	34,602	327,681
Capstead Mortgage Corp.	26,541	145,710
Cherry Hill Mortgage Investment Corp.	4,816	43,440
Chimera Investment Corp.	51,674	496,587
Colony Credit Real Estate, Inc.	23,283	163,447
Dynex Capital, Inc. (B)	6,545	93,594
Granite Point Mortgage Trust, Inc. (B)	15,187	109,043
Great Ajax Corp.	6,176	56,819
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,118	544,098
Invesco Mortgage Capital, Inc. (B)	48,948	183,066
KKR Real Estate Finance Trust, Inc.	7,114	117,950
Ladder Capital Corp.	28,875	233,888
MFA Financial, Inc.	122,460	304,925
New York Mortgage Trust, Inc.	104,444	272,599
Orchid Island Capital, Inc. (B)	19,271	90,766
PennyMac Mortgage Investment Trust	27,167	476,238
Ready Capital Corp.	10,231	88,907
Redwood Trust, Inc.	31,963	223,741
TPG RE Finance Trust, Inc.	16,570	142,502
Two Harbors Investment Corp.	74,395	374,951
Western Asset Mortgage Capital Corp. (B)	15,099	41,371
		6,394,286
Thrifts and mortgage finance – 1.6%
Axos Financial, Inc. (A)	15,615	344,779
Bridgewater Bancshares, Inc. (A)	6,972	71,463
Capitol Federal Financial, Inc.	34,947	384,766
Columbia Financial, Inc. (A)	12,577	175,512
ESSA Bancorp, Inc.	3,420	47,606
Essent Group, Ltd.	29,411	1,066,737
Federal Agricultural Mortgage Corp., Class C	2,446	156,568
Flagstar Bancorp, Inc.	9,544	280,880
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
FS Bancorp, Inc.	1,394	$53,767
Hingham Institution for Savings	407	68,286
Home Bancorp, Inc.	2,619	70,058
HomeStreet, Inc.	6,410	157,750
Kearny Financial Corp.	21,182	173,269
Luther Burbank Corp.	4,928	49,280
Merchants Bancorp	2,490	46,040
Meridian Bancorp, Inc.	13,188	152,981
Meta Financial Group, Inc.	9,183	166,855
MMA Capital Holdings, Inc. (A)	1,602	37,038
Mr. Cooper Group, Inc. (A)	20,605	256,326
NMI Holdings, Inc., Class A (A)	18,282	293,975
Northfield Bancorp, Inc.	12,821	147,698
Northwest Bancshares, Inc.	31,446	321,535
PCSB Financial Corp.	5,195	65,873
PennyMac Financial Services, Inc.	12,514	522,960
Premier Financial Corp.	10,445	184,563
Provident Financial Services, Inc.	16,530	238,859
Radian Group, Inc.	51,729	802,317
Riverview Bancorp, Inc.	7,745	43,759
Southern Missouri Bancorp, Inc.	2,600	63,180
Standard AVB Financial Corp.	1,608	37,306
Territorial Bancorp, Inc.	2,612	62,139
Timberland Bancorp, Inc.	2,758	50,223
TrustCo Bank Corp.	26,735	169,233
Walker & Dunlop, Inc.	7,684	390,424
Washington Federal, Inc.	19,954	535,565
Waterstone Financial, Inc.	6,151	91,219
Western New England Bancorp, Inc.	8,109	46,951
WSFS Financial Corp.	13,563	389,258
		8,216,998
		78,508,879
Health care – 19.9%
Biotechnology – 10.5%
Abeona Therapeutics, Inc. (A)	17,942	52,301
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	17,552
ADMA Biologics, Inc. (A)(B)	17,978	52,676
Aduro Biotech, Inc. (A)	20,054	46,325
Adverum Biotechnologies, Inc. (A)	19,948	416,514
Aeglea BioTherapeutics, Inc. (A)	11,921	110,269
Affimed NV (A)	20,903	96,467
Agenus, Inc. (A)	38,719	152,166
Aimmune Therapeutics, Inc. (A)(B)	12,837	214,506
Akcea Therapeutics, Inc. (A)(B)	4,734	64,856
Akebia Therapeutics, Inc. (A)	35,651	484,141
Akero Therapeutics, Inc. (A)(B)	3,151	78,523
Albireo Pharma, Inc. (A)	3,854	102,092
Alder Biopharmaceuticals, Inc. (A)(B)(C)	20,275	29,946
Alector, Inc. (A)	12,652	309,215
Allakos, Inc. (A)(B)	6,629	476,360
Allogene Therapeutics, Inc. (A)(B)	13,211	565,695
Amicus Therapeutics, Inc. (A)	69,256	1,044,380
AnaptysBio, Inc. (A)	6,016	134,397
Anavex Life Sciences Corp. (A)(B)	14,889	73,254
Anika Therapeutics, Inc. (A)	3,889	146,732
Apellis Pharmaceuticals, Inc. (A)	16,389	535,265
Applied Genetic Technologies Corp. (A)	7,008	38,824
Applied Therapeutics, Inc. (A)	3,661	132,345
Aprea Therapeutics, Inc. (A)	2,013	78,064
Aravive, Inc. (A)	3,555	41,380
Arcturus Therapeutics Holdings, Inc. (A)	3,603	168,404
Arcus Biosciences, Inc. (A)	9,005	222,784
Arcutis Biotherapeutics, Inc. (A)	2,658	80,378
Ardelyx, Inc. (A)	20,498	141,846
Arena Pharmaceuticals, Inc. (A)	15,338	965,527

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc. (A)	27,300	$1,179,087
Assembly Biosciences, Inc. (A)	8,546	199,293
Atara Biotherapeutics, Inc. (A)	15,891	231,532
Athenex, Inc. (A)(B)	20,284	279,108
Athersys, Inc. (A)(B)	48,114	132,795
Atreca, Inc., Class A (A)(B)	5,941	126,424
Avid Bioservices, Inc. (A)	16,005	105,073
Avrobio, Inc. (A)(B)	8,530	148,849
Beam Therapeutics, Inc. (A)	3,408	95,424
Beyondspring, Inc. (A)	3,991	60,184
BioCryst Pharmaceuticals, Inc. (A)	42,634	203,151
Biohaven Pharmaceutical Holding Company, Ltd. (A)	12,846	939,171
BioSpecifics Technologies Corp. (A)	1,765	108,159
Bioxcel Therapeutics, Inc. (A)	2,907	154,100
Black Diamond Therapeutics, Inc. (A)(B)	3,368	141,995
Blueprint Medicines Corp. (A)	14,766	1,151,748
BrainStorm Cell Therapeutics, Inc. (A)	7,783	87,247
Bridgebio Pharma, Inc. (A)(B)	19,847	647,211
Cabaletta Bio, Inc. (A)	4,052	45,139
Calithera Biosciences, Inc. (A)	18,621	98,319
CareDx, Inc. (A)	11,655	412,937
CASI Pharmaceuticals, Inc. (A)	16,463	41,158
Castle Biosciences, Inc. (A)	2,846	107,266
Catabasis Pharmaceuticals, Inc. (A)	5,862	37,693
Catalyst Pharmaceuticals, Inc. (A)	27,072	125,073
Cellular Biomedicine Group, Inc. (A)	3,774	56,497
CEL-SCI Corp. (A)(B)	9,033	134,772
ChemoCentryx, Inc. (A)	12,108	696,694
Chimerix, Inc. (A)	15,044	46,636
Cidara Therapeutics, Inc. (A)	10,711	39,524
Clovis Oncology, Inc. (A)	19,987	134,912
Coherus Biosciences, Inc. (A)(B)	15,780	281,831
Concert Pharmaceuticals, Inc. (A)	8,317	82,754
Constellation Pharmaceuticals, Inc. (A)	7,415	222,821
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	18,535	155,509
Cortexyme, Inc. (A)	4,310	199,553
Crinetics Pharmaceuticals, Inc. (A)	7,551	132,294
Cue Biopharma, Inc. (A)	7,637	187,183
Cyclerion Therapeutics, Inc. (A)	6,554	38,734
Cytokinetics, Inc. (A)(B)	15,314	360,951
CytomX Therapeutics, Inc. (A)	12,690	105,708
Deciphera Pharmaceuticals, Inc. (A)	10,190	608,547
Denali Therapeutics, Inc. (A)	17,178	415,364
DermTech, Inc. (A)	2,674	35,377
Dicerna Pharmaceuticals, Inc. (A)	17,765	451,231
Dyadic International, Inc. (A)	6,046	52,358
Dynavax Technologies Corp. (A)(B)	24,654	218,681
Eagle Pharmaceuticals, Inc. (A)	3,032	145,475
Editas Medicine, Inc. (A)(B)	15,193	449,409
Eidos Therapeutics, Inc. (A)	2,996	142,819
Eiger BioPharmaceuticals, Inc. (A)	6,825	65,520
Emergent BioSolutions, Inc. (A)	12,101	956,947
Enanta Pharmaceuticals, Inc. (A)	5,237	262,950
Epizyme, Inc. (A)	24,410	392,025
Esperion Therapeutics, Inc. (A)(B)	7,081	363,326
Exicure, Inc. (A)	17,857	43,571
Fate Therapeutics, Inc. (A)(B)	17,074	585,809
Fennec Pharmaceuticals, Inc. (A)	6,821	56,955
FibroGen, Inc. (A)	22,621	916,829
Five Prime Therapeutics, Inc. (A)	8,143	49,672
Flexion Therapeutics, Inc. (A)	9,587	126,069
Fortress Biotech, Inc. (A)	17,787	47,669
Frequency Therapeutics, Inc. (A)	7,771	180,676
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
G1 Therapeutics, Inc. (A)(B)	9,419	$228,505
Galectin Therapeutics, Inc. (A)	12,693	38,841
Geron Corp. (A)(B)	53,069	115,690
Gossamer Bio, Inc. (A)	13,748	178,724
Gritstone Oncology, Inc. (A)	8,940	59,362
Halozyme Therapeutics, Inc. (A)	36,925	989,959
Harpoon Therapeutics, Inc. (A)	3,046	50,564
Heron Therapeutics, Inc. (A)(B)	23,995	352,966
Homology Medicines, Inc. (A)	9,456	143,637
Hookipa Pharma, Inc. (A)	3,942	45,806
Ideaya Biosciences, Inc. (A)	3,587	50,971
IGM Biosciences, Inc. (A)	1,954	142,642
ImmunoGen, Inc. (A)	47,390	217,994
Immunovant, Inc. (A)	5,297	128,982
Inovio Pharmaceuticals, Inc. (A)(B)	39,141	1,054,850
Insmed, Inc. (A)	27,603	760,187
Intellia Therapeutics, Inc. (A)(B)	12,070	253,711
Intercept Pharmaceuticals, Inc. (A)	7,071	338,772
Invitae Corp. (A)(B)	31,436	952,196
Ironwood Pharmaceuticals, Inc. (A)	43,761	451,614
IVERIC bio, Inc. (A)	12,930	65,943
Jounce Therapeutics, Inc. (A)	5,192	35,825
Kadmon Holdings, Inc. (A)	44,403	227,343
KalVista Pharmaceuticals, Inc. (A)	4,136	50,046
Karuna Therapeutics, Inc. (A)(B)	4,227	471,141
Karyopharm Therapeutics, Inc. (A)(B)	19,182	363,307
Keros Therapeutics, Inc. (A)	1,949	73,107
Kezar Life Sciences, Inc. (A)(B)	7,901	40,927
Kindred Biosciences, Inc. (A)	11,791	52,942
Kiniksa Pharmaceuticals, Ltd., Class A (A)(B)	5,279	134,509
Kodiak Sciences, Inc. (A)(B)	7,857	425,221
Krystal Biotech, Inc. (A)	3,289	136,230
Kura Oncology, Inc. (A)	14,574	237,556
Ligand Pharmaceuticals, Inc. (A)(B)	3,922	438,676
MacroGenics, Inc. (A)	13,118	366,255
Madrigal Pharmaceuticals, Inc. (A)	2,395	271,234
Magenta Therapeutics, Inc. (A)	5,190	38,977
MannKind Corp. (A)(B)	61,057	106,850
MediciNova, Inc. (A)(B)	12,539	67,961
MEI Pharma, Inc. (A)	29,182	120,522
MeiraGTx Holdings PLC (A)	5,872	73,517
Mersana Therapeutics, Inc. (A)	12,532	293,249
Minerva Neurosciences, Inc. (A)(B)	10,120	36,533
Mirati Therapeutics, Inc. (A)	9,999	1,141,586
Molecular Templates, Inc. (A)	6,792	93,662
Momenta Pharmaceuticals, Inc. (A)	32,087	1,067,534
Morphic Holding, Inc. (A)(B)	3,829	103,574
Myriad Genetics, Inc. (A)	19,613	222,411
NantKwest, Inc. (A)	8,035	98,670
Natera, Inc. (A)	18,999	947,290
Neoleukin Therapeutics, Inc. (A)	8,372	138,975
Neubase Therapeutics, Inc. (A)	5,356	47,026
NextCure, Inc. (A)(B)	4,500	96,480
Novavax, Inc. (A)(B)	15,852	1,321,264
Nymox Pharmaceutical Corp. (A)	12,055	42,795
Oncocyte Corp. (A)	12,805	24,458
OPKO Health, Inc. (A)(B)	109,419	373,119
Orgenesis, Inc. (A)	5,728	34,826
ORIC Pharmaceuticals, Inc. (A)	2,435	82,133
Ovid therapeutics, Inc. (A)	12,232	90,150
Oyster Point Pharma, Inc. (A)(B)	1,441	41,616
Passage Bio, Inc. (A)	3,762	102,815
PDL BioPharma, Inc. (A)	32,793	95,428
Pfenex, Inc. (A)	10,004	83,533

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Pieris Pharmaceuticals, Inc. (A)	15,213	$47,160
Portola Pharmaceuticals, Inc. (A)(B)	21,467	386,191
Precigen, Inc. (A)	18,940	94,511
Precision BioSciences, Inc. (A)	12,826	106,841
Prevail Therapeutics, Inc. (A)(B)	4,130	61,537
Principia Biopharma, Inc. (A)	8,008	478,798
Protagonist Therapeutics, Inc. (A)	6,285	110,993
Prothena Corp. PLC (A)	8,759	91,619
PTC Therapeutics, Inc. (A)	16,822	853,548
Puma Biotechnology, Inc. (A)	8,584	89,531
Radius Health, Inc. (A)	12,569	171,315
RAPT Therapeutics, Inc. (A)	3,087	89,585
REGENXBIO, Inc. (A)	9,320	343,256
Replimune Group, Inc. (A)	4,798	119,230
Retrophin, Inc. (A)	11,480	234,307
REVOLUTION Medicines, Inc. (A)	4,062	128,237
Rhythm Pharmaceuticals, Inc. (A)	9,305	207,502
Rigel Pharmaceuticals, Inc. (A)	49,332	90,278
Rocket Pharmaceuticals, Inc. (A)	9,349	195,675
Rubius Therapeutics, Inc. (A)(B)	10,719	64,100
Sangamo Therapeutics, Inc. (A)	31,658	283,656
Savara, Inc. (A)	14,075	35,047
Scholar Rock Holding Corp. (A)	6,352	115,670
Selecta Biosciences, Inc. (A)	19,945	56,644
Seres Therapeutics, Inc. (A)	12,854	61,185
Sorrento Therapeutics, Inc. (A)(B)	47,965	301,220
Spectrum Pharmaceuticals, Inc. (A)	33,274	112,466
Spero Therapeutics, Inc. (A)	4,379	59,248
SpringWorks Therapeutics, Inc. (A)	5,840	245,280
Stemline Therapeutics, Inc. (A)(C)	12,819	4,230
Stoke Therapeutics, Inc. (A)(B)	3,422	81,546
Sutro Biopharma, Inc. (A)	5,397	41,881
Syndax Pharmaceuticals, Inc. (A)	7,518	111,417
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Syros Pharmaceuticals, Inc. (A)	11,663	124,328
TCR2 Therapeutics, Inc. (A)	4,816	73,974
TG Therapeutics, Inc. (A)	26,350	513,298
Translate Bio, Inc. (A)	13,827	247,780
Turning Point Therapeutics, Inc. (A)	7,586	489,980
Twist Bioscience Corp. (A)	8,176	370,373
Ultragenyx Pharmaceutical, Inc. (A)(B)	15,442	1,207,873
UNITY Biotechnology, Inc. (A)(B)	9,603	83,354
UroGen Pharma, Ltd. (A)(B)	5,452	142,406
Vanda Pharmaceuticals, Inc. (A)	14,714	168,328
Vaxart, Inc. (A)	12,604	111,545
VBI Vaccines, Inc. (A)	47,787	148,140
Veracyte, Inc. (A)	13,728	355,555
Verastem, Inc. (A)	46,272	79,588
Vericel Corp. (A)	12,382	171,119
Viela Bio, Inc. (A)	5,475	237,177
Viking Therapeutics, Inc. (A)	18,192	131,164
Vir Biotechnology, Inc. (A)	12,625	517,246
Voyager Therapeutics, Inc. (A)	7,354	92,807
X4 Pharmaceuticals, Inc. (A)	4,838	45,090
XBiotech, Inc. (A)	3,918	53,716
Xencor, Inc. (A)	15,149	490,676
XOMA Corp. (A)	1,855	36,655
Y-mAbs Therapeutics, Inc. (A)	8,211	354,715
Zentalis Pharmaceuticals, Inc. (A)	2,823	135,560
ZIOPHARM Oncology, Inc. (A)(B)	58,941	193,326
		52,357,871
Health care equipment and supplies – 3.5%
Accelerate Diagnostics, Inc. (A)(B)	8,621	130,694
Accuray, Inc. (A)	26,887	54,581
Alphatec Holdings, Inc. (A)	13,230	62,181
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
AngioDynamics, Inc. (A)	10,582	$107,619
Antares Pharma, Inc. (A)	45,912	126,258
Apyx Medical Corp. (A)	10,114	56,133
Aspira Women's Health, Inc. (A)	13,642	52,385
AtriCure, Inc. (A)	10,651	478,762
Atrion Corp.	389	247,797
Avanos Medical, Inc. (A)	13,020	382,658
Axogen, Inc. (A)(B)	10,471	96,752
Axonics Modulation Technologies, Inc. (A)(B)	8,294	291,202
BioLife Solutions, Inc. (A)(B)	2,205	36,052
BioSig Technologies, Inc. (A)	6,325	45,540
Cantel Medical Corp.	10,351	457,825
Cardiovascular Systems, Inc. (A)	9,500	299,725
Cerus Corp. (A)	44,431	293,245
Co-Diagnostics, Inc. (A)	7,209	139,494
CONMED Corp.	7,402	532,870
CryoLife, Inc. (A)	10,119	193,981
CryoPort, Inc. (A)(B)	9,189	277,967
Cutera, Inc. (A)	5,049	61,446
CytoSorbents Corp. (A)(B)	9,731	96,337
FONAR Corp. (A)	1,988	42,484
GenMark Diagnostics, Inc. (A)	18,542	272,753
Glaukos Corp. (A)	11,540	443,367
Heska Corp. (A)	1,925	179,352
Inogen, Inc. (A)	5,076	180,300
Integer Holdings Corp. (A)	8,895	649,780
IntriCon Corp. (A)	2,805	37,924
Invacare Corp.	9,968	63,496
iRadimed Corp. (A)	1,873	43,472
iRhythm Technologies, Inc. (A)	7,363	853,298
Lantheus Holdings, Inc. (A)	18,000	257,397
LeMaitre Vascular, Inc.	4,675	123,420
LivaNova PLC (A)	13,309	640,562
Meridian Bioscience, Inc. (A)	11,624	270,723
Merit Medical Systems, Inc. (A)	14,776	674,524
Mesa Laboratories, Inc.	1,090	236,312
Misonix, Inc. (A)	4,452	60,414
Natus Medical, Inc. (A)	9,269	202,250
Neogen Corp. (A)	14,346	1,113,250
Nevro Corp. (A)(B)	9,119	1,089,447
NuVasive, Inc. (A)	13,981	778,182
OraSure Technologies, Inc. (A)	17,078	198,617
Orthofix Medical, Inc. (A)	5,203	166,496
OrthoPediatrics Corp. (A)	3,299	144,364
Pulse Biosciences, Inc. (A)(B)	4,208	44,016
Quotient, Ltd. (A)	16,783	124,194
Repro-Med Systems, Inc. (A)	6,895	61,917
Rockwell Medical, Inc. (A)(B)	22,106	43,107
RTI Surgical Holdings, Inc. (A)	17,127	54,464
SeaSpine Holdings Corp. (A)	7,800	81,666
Shockwave Medical, Inc. (A)	7,324	346,938
SI-BONE, Inc. (A)	7,185	114,529
Sientra, Inc. (A)(B)	13,768	53,282
Silk Road Medical, Inc. (A)(B)	8,672	363,270
STAAR Surgical Company (A)	12,303	757,127
Stereotaxis, Inc. (A)	12,954	57,775
Surmodics, Inc. (A)	3,725	161,069
Tactile Systems Technology, Inc. (A)(B)	5,034	208,559
TransMedics Group, Inc. (A)	5,652	101,284
Utah Medical Products, Inc.	994	88,088
Vapotherm, Inc. (A)	5,256	215,443
Varex Imaging Corp. (A)	10,387	157,363
ViewRay, Inc. (A)(B)	32,379	72,529
Wright Medical Group NV (A)(B)	34,961	1,039,041

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zynex, Inc. (A)(B)	4,561	$113,432
		17,502,781
Health care providers and services – 2.2%
1Life Healthcare, Inc. (A)	5,835	211,927
AdaptHealth Corp. (A)	2,231	35,919
Addus HomeCare Corp. (A)	3,767	348,674
AMN Healthcare Services, Inc. (A)	12,652	572,376
Apollo Medical Holdings, Inc. (A)	2,810	46,365
BioTelemetry, Inc. (A)	9,149	413,443
Brookdale Senior Living, Inc. (A)	50,784	149,813
Catasys, Inc. (A)(B)	2,264	56,011
Community Health Systems, Inc. (A)(B)	24,388	73,408
CorVel Corp. (A)	2,414	171,128
Covetrus, Inc. (A)	26,885	480,973
Cross Country Healthcare, Inc. (A)	10,866	66,935
Fulgent Genetics, Inc. (A)	2,821	45,136
Hanger, Inc. (A)	10,216	169,177
HealthEquity, Inc. (A)	18,975	1,113,263
InfuSystem Holdings, Inc. (A)	4,316	49,807
LHC Group, Inc. (A)	8,237	1,435,874
Magellan Health, Inc. (A)	6,371	464,956
MEDNAX, Inc. (A)	22,721	388,529
National HealthCare Corp.	3,350	212,524
National Research Corp.	3,737	217,531
Option Care Health, Inc. (A)	9,364	129,972
Owens & Minor, Inc.	17,054	129,951
Patterson Companies, Inc.	23,104	508,288
PetIQ, Inc. (A)(B)	5,689	198,205
Progyny, Inc. (A)	7,245	186,993
R1 RCM, Inc. (A)	29,151	325,034
RadNet, Inc. (A)	11,762	186,663
Select Medical Holdings Corp. (A)	29,513	434,726
Sharps Compliance Corp. (A)	4,831	33,962
Surgery Partners, Inc. (A)	6,394	73,979
Tenet Healthcare Corp. (A)	28,440	515,048
The Ensign Group, Inc.	13,909	582,092
The Joint Corp. (A)(B)	4,026	61,477
The Pennant Group, Inc. (A)	7,132	161,183
The Providence Service Corp. (A)	3,291	259,693
Tivity Health, Inc. (A)(B)	12,053	136,560
Triple-S Management Corp., Class B (A)	6,300	119,826
US Physical Therapy, Inc.	3,487	282,517
Viemed Healthcare, Inc. (A)	9,762	93,715
		11,143,653
Health care technology – 1.0%
Allscripts Healthcare Solutions, Inc. (A)	44,395	300,554
Computer Programs & Systems, Inc.	3,682	83,913
Evolent Health, Inc., Class A (A)	21,063	149,969
Health Catalyst, Inc. (A)(B)	8,848	258,096
HealthStream, Inc. (A)	7,064	156,326
HMS Holdings Corp. (A)	23,925	774,931
Icad, Inc. (A)	5,910	59,041
Inovalon Holdings, Inc., Class A (A)	20,124	387,588
Inspire Medical Systems, Inc. (A)	7,129	620,366
NantHealth, Inc. (A)	7,978	36,539
NextGen Healthcare, Inc. (A)	15,225	167,171
Omnicell, Inc. (A)	11,532	814,390
OptimizeRx Corp. (A)	4,346	56,628
Phreesia, Inc. (A)	7,814	220,980
Schrodinger, Inc. (A)	3,758	344,120
Simulations Plus, Inc.	3,402	203,508
Tabula Rasa HealthCare, Inc. (A)(B)	5,591	305,995
Vocera Communications, Inc. (A)	8,728	185,034
		5,125,149
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 0.6%
ChromaDex Corp. (A)	12,481	$57,288
Codexis, Inc. (A)	14,865	169,461
Fluidigm Corp. (A)	20,277	81,311
Harvard Bioscience, Inc. (A)	12,669	39,274
Luminex Corp.	11,611	377,706
Medpace Holdings, Inc. (A)	7,415	689,743
NanoString Technologies, Inc. (A)	10,335	303,332
NeoGenomics, Inc. (A)	28,162	872,459
Pacific Biosciences of California, Inc. (A)	40,659	140,274
Personalis, Inc. (A)	5,727	74,279
Quanterix Corp. (A)(B)	5,281	144,647
		2,949,774
Pharmaceuticals – 2.1%
Aerie Pharmaceuticals, Inc. (A)	10,232	151,024
Agile Therapeutics, Inc. (A)	19,827	55,119
AMAG Pharmaceuticals, Inc. (A)	9,143	69,944
Amneal Pharmaceuticals, Inc. (A)(B)	27,441	130,619
Amphastar Pharmaceuticals, Inc. (A)	9,813	220,400
ANI Pharmaceuticals, Inc. (A)	2,704	87,447
Arvinas, Inc. (A)(B)	8,055	270,165
Axsome Therapeutics, Inc. (A)(B)	7,545	620,803
BioDelivery Sciences International, Inc. (A)	25,256	110,116
Cara Therapeutics, Inc. (A)(B)	11,373	194,478
Chiasma, Inc. (A)(B)	10,871	58,486
Collegium Pharmaceutical, Inc. (A)	9,461	165,568
Corcept Therapeutics, Inc. (A)(B)	26,272	441,895
CorMedix, Inc. (A)	7,854	49,480
Cymabay Therapeutics, Inc. (A)	20,100	70,149
Durect Corp. (A)	55,194	128,050
Elanco Animal Health, Inc. (A)(C)	15,082	0
Endo International PLC (A)	62,054	212,845
Evofem Biosciences, Inc. (A)	14,255	40,342
Evolus, Inc. (A)(B)	6,705	35,537
Fulcrum Therapeutics, Inc. (A)(B)	3,622	66,246
Harrow Health, Inc. (A)	7,302	38,043
IMARA, Inc. (A)	1,415	39,096
Innoviva, Inc. (A)	17,475	244,301
Intersect ENT, Inc. (A)	9,248	125,218
Intra-Cellular Therapies, Inc. (A)	15,053	386,411
Kala Pharmaceuticals, Inc. (A)	11,042	116,051
Lannett Company, Inc. (A)	9,038	65,616
Liquidia Technologies, Inc. (A)(B)	5,873	49,451
Mallinckrodt PLC (A)	23,835	63,878
Marinus Pharmaceuticals, Inc. (A)	24,764	62,901
Menlo Therapeutics, Inc. (A)	31,634	54,727
MyoKardia, Inc. (A)	13,519	1,306,206
NGM Biopharmaceuticals, Inc. (A)(B)	6,504	128,389
Ocular Therapeutix, Inc. (A)(B)	14,485	120,660
Odonate Therapeutics, Inc. (A)	3,664	155,134
Omeros Corp. (A)(B)	14,429	212,395
Optinose, Inc. (A)(B)	9,484	70,561
Pacira BioSciences, Inc. (A)	11,300	592,911
Paratek Pharmaceuticals, Inc. (A)	12,255	63,971
Phathom Pharmaceuticals, Inc. (A)	2,989	98,368
Phibro Animal Health Corp., Class A	5,719	150,238
Prestige Consumer Healthcare, Inc. (A)	13,692	514,272
Provention Bio, Inc. (A)	11,688	164,918
Relmada Therapeutics, Inc. (A)	3,858	172,646
Revance Therapeutics, Inc. (A)	15,545	379,609
Satsuma Pharmaceuticals, Inc. (A)	2,627	75,553
SIGA Technologies, Inc. (A)	15,178	89,702
Strongbridge Biopharma PLC (A)	11,318	42,782
Supernus Pharmaceuticals, Inc. (A)	13,412	318,535
TherapeuticsMD, Inc. (A)(B)	68,274	85,343

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Theravance Biopharma, Inc. (A)	12,728	$267,161
Tricida, Inc. (A)(B)	7,833	215,251
Verrica Pharmaceuticals, Inc. (A)(B)	3,850	42,389
WaVe Life Sciences, Ltd. (A)(B)	6,090	63,397
Zogenix, Inc. (A)	15,225	411,227
		10,166,024
		99,245,252
Industrials – 14.0%
Aerospace and defense – 0.8%
AAR Corp.	9,265	191,508
Aerojet Rocketdyne Holdings, Inc. (A)	19,834	786,220
AeroVironment, Inc. (A)	5,879	468,145
Astronics Corp. (A)	7,018	74,110
Cubic Corp.	8,557	410,993
Ducommun, Inc. (A)	3,000	104,610
Kratos Defense & Security Solutions, Inc. (A)	28,814	450,363
Maxar Technologies, Inc.	16,475	295,891
Moog, Inc., Class A	8,067	427,390
National Presto Industries, Inc.	1,353	118,239
PAE, Inc. (A)	16,288	155,713
Park Aerospace Corp.	5,633	62,752
Parsons Corp. (A)	5,988	217,005
Triumph Group, Inc.	14,329	129,104
Vectrus, Inc. (A)	3,120	153,286
		4,045,329
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	16,063	357,723
Atlas Air Worldwide Holdings, Inc. (A)	7,045	303,146
Echo Global Logistics, Inc. (A)	7,290	157,610
Forward Air Corp.	7,658	381,522
Hub Group, Inc., Class A (A)	8,952	428,443
Radiant Logistics, Inc. (A)	12,763	50,159
		1,678,603
Airlines – 0.3%
Allegiant Travel Company	3,605	393,702
Hawaiian Holdings, Inc.	12,926	181,481
SkyWest, Inc.	13,550	442,001
Spirit Airlines, Inc. (A)(B)	23,756	422,857
		1,440,041
Building products – 1.5%
AAON, Inc.	11,096	602,402
Advanced Drainage Systems, Inc.	13,423	663,096
Alpha Pro Tech, Ltd. (A)	3,463	61,295
American Woodmark Corp. (A)	4,635	350,638
Apogee Enterprises, Inc.	7,135	164,390
Builders FirstSource, Inc. (A)	31,499	652,029
Caesarstone, Ltd.	6,556	77,689
Cornerstone Building Brands, Inc. (A)	12,786	77,483
CSW Industrials, Inc.	3,742	258,610
Gibraltar Industries, Inc. (A)	8,919	428,201
Griffon Corp.	10,068	186,459
Insteel Industries, Inc.	5,311	101,281
JELD-WEN Holding, Inc. (A)	18,716	301,515
Masonite International Corp. (A)	6,655	517,626
Patrick Industries, Inc.	6,099	373,564
PGT Innovations, Inc. (A)	15,933	249,829
Quanex Building Products Corp.	9,404	130,528
Resideo Technologies, Inc. (A)	33,784	395,948
Simpson Manufacturing Company, Inc.	11,743	990,639
UFP Industries, Inc.	16,183	801,220
		7,384,442
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 2.2%
ABM Industries, Inc.	18,205	$660,842
ACCO Brands Corp.	25,428	180,539
Advanced Disposal Services, Inc. (A)	19,739	595,526
Brady Corp., Class A	13,050	611,001
BrightView Holdings, Inc. (A)	8,733	97,810
Casella Waste Systems, Inc., Class A (A)	12,476	650,249
CECO Environmental Corp. (A)	9,760	64,318
Cimpress PLC (A)	4,853	370,478
Covanta Holding Corp.	32,470	311,387
Deluxe Corp.	11,532	271,463
Ennis, Inc.	7,539	136,757
Harsco Corp. (A)	21,475	290,127
Healthcare Services Group, Inc.	20,364	498,103
Heritage-Crystal Clean, Inc. (A)	4,523	78,972
Herman Miller, Inc.	16,080	379,649
HNI Corp.	11,642	355,896
Interface, Inc.	16,051	130,655
KAR Auction Services, Inc.	35,112	483,141
Kimball International, Inc., Class B	10,460	120,918
Knoll, Inc.	13,924	169,734
Matthews International Corp., Class A	8,412	160,669
McGrath RentCorp	6,587	355,764
Mobile Mini, Inc.	12,020	354,590
PICO Holdings, Inc. (A)	6,463	54,483
Pitney Bowes, Inc.	47,956	124,686
SP Plus Corp. (A)	6,435	133,269
Steelcase, Inc., Class A	23,567	284,218
Team, Inc. (A)	9,159	51,016
Tetra Tech, Inc.	14,540	1,150,405
The Brink's Company	13,687	622,895
UniFirst Corp.	4,069	728,148
US Ecology, Inc.	8,522	288,725
Viad Corp.	5,664	107,729
VSE Corp.	2,597	81,520
		10,955,682
Construction and engineering – 1.2%
Aegion Corp. (A)	8,535	135,450
Ameresco, Inc., Class A (A)	6,723	186,765
API Group Corp. (A)(D)	37,619	457,071
Arcosa, Inc.	13,135	554,297
Argan, Inc.	4,039	191,368
Comfort Systems USA, Inc.	9,815	399,961
Construction Partners, Inc., Class A (A)	5,239	93,045
Dycom Industries, Inc. (A)	8,384	342,822
EMCOR Group, Inc.	14,687	971,398
Fluor Corp.	38,461	464,609
Granite Construction, Inc. (B)	12,956	247,978
Great Lakes Dredge & Dock Corp. (A)	17,583	162,819
HC2 Holdings, Inc. (A)	13,072	43,660
IES Holdings, Inc. (A)	2,372	54,959
MasTec, Inc. (A)	15,351	688,799
MYR Group, Inc. (A)	4,531	144,584
Northwest Pipe Company (A)	2,921	73,229
NV5 Global, Inc. (A)	2,943	149,593
Primoris Services Corp.	13,152	233,580
Sterling Construction Company, Inc. (A)	8,002	83,781
Tutor Perini Corp. (A)	11,306	137,707
WillScot Corp. (A)	14,998	184,325
		6,001,800
Electrical equipment – 0.9%
Allied Motion Technologies, Inc.	2,178	76,883
American Superconductor Corp. (A)(B)	7,064	57,430
Atkore International Group, Inc. (A)	12,882	352,323
AZZ, Inc.	7,137	244,942
Bloom Energy Corp., Class A (A)(B)	23,428	254,897

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Encore Wire Corp.	5,537	$270,316
EnerSys	11,474	738,696
FuelCell Energy, Inc. (A)	58,752	132,780
LSI Industries, Inc.	7,886	51,022
Plug Power, Inc. (A)(B)	88,060	722,973
Powell Industries, Inc.	2,595	71,077
Preformed Line Products Company	976	48,810
Sunrun, Inc. (A)	31,599	623,132
Thermon Group Holdings, Inc. (A)	9,224	134,394
TPI Composites, Inc. (A)	8,363	195,443
Vicor Corp. (A)	4,843	348,454
Vivint Solar, Inc. (A)(B)	13,623	134,868
		4,458,440
Industrial conglomerates – 0.0%
Raven Industries, Inc.	9,790	210,583
Machinery – 3.5%
Alamo Group, Inc.	2,648	271,791
Albany International Corp., Class A	8,311	487,939
Altra Industrial Motion Corp.	17,548	559,079
Astec Industries, Inc.	6,137	284,204
Barnes Group, Inc.	12,738	503,915
Blue Bird Corp. (A)	4,420	66,256
Chart Industries, Inc. (A)	9,881	479,130
CIRCOR International, Inc. (A)	5,623	143,274
Columbus McKinnon Corp.	6,418	214,682
Douglas Dynamics, Inc.	6,145	215,812
Energy Recovery, Inc. (A)	10,636	80,780
Enerpac Tool Group Corp.	14,682	258,403
EnPro Industries, Inc.	5,617	276,862
ESCO Technologies, Inc.	6,898	583,088
Evoqua Water Technologies Corp. (A)	23,412	435,463
Federal Signal Corp.	16,113	479,039
Franklin Electric Company, Inc.	12,439	653,296
Gencor Industries, Inc. (A)	3,190	40,322
Graham Corp.	3,392	43,214
Helios Technologies, Inc.	8,038	299,416
Hillenbrand, Inc.	20,132	544,973
Hurco Companies, Inc.	2,070	57,898
Hyster-Yale Materials Handling, Inc.	2,795	108,055
John Bean Technologies Corp.	8,493	730,568
Kadant, Inc.	3,042	303,166
Kennametal, Inc.	22,580	648,272
LB Foster Company, Class A (A)	3,313	42,307
Lindsay Corp.	2,892	266,671
Luxfer Holdings PLC	8,173	115,648
Lydall, Inc. (A)	5,166	70,051
Meritor, Inc. (A)	18,745	371,151
Miller Industries, Inc.	3,134	93,299
Mueller Industries, Inc.	15,316	407,099
Mueller Water Products, Inc., Class A	42,530	401,058
Navistar International Corp. (A)	13,585	383,097
NN, Inc.	12,689	60,146
Omega Flex, Inc.	784	82,947
Park-Ohio Holdings Corp.	2,734	45,357
Proto Labs, Inc. (A)	7,244	814,733
RBC Bearings, Inc. (A)	6,680	895,387
REV Group, Inc.	8,083	49,306
Rexnord Corp.	28,710	836,897
SPX Corp. (A)	11,657	479,686
SPX FLOW, Inc. (A)	11,620	435,053
Standex International Corp.	3,344	192,447
Tennant Company	4,889	317,834
Terex Corp.	18,313	343,735
The Gorman-Rupp Company	4,746	147,506
The Greenbrier Companies, Inc.	8,869	201,770
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Manitowoc Company, Inc. (A)	9,694	$105,471
The Shyft Group, Inc.	9,299	156,595
TriMas Corp. (A)	11,677	279,664
Wabash National Corp.	14,466	153,629
Watts Water Technologies, Inc., Class A	7,353	595,593
Welbilt, Inc. (A)	35,968	219,045
		17,332,079
Marine – 0.1%
Costamare, Inc.	13,644	75,861
Genco Shipping & Trading, Ltd.	5,598	35,155
Matson, Inc.	11,763	342,303
		453,319
Professional services – 1.3%
Acacia Research Corp. (A)	15,531	63,522
ASGN, Inc. (A)	13,816	921,251
Barrett Business Services, Inc.	2,106	111,892
CBIZ, Inc. (A)	13,691	328,173
CRA International, Inc.	2,209	87,256
Exponent, Inc.	13,909	1,125,655
Forrester Research, Inc. (A)	3,139	100,574
Franklin Covey Company (A)	3,674	78,624
GP Strategies Corp. (A)	4,547	39,013
Heidrick & Struggles International, Inc.	5,342	115,494
Huron Consulting Group, Inc. (A)	6,168	272,934
ICF International, Inc.	4,976	322,594
Insperity, Inc.	9,865	638,561
Kelly Services, Inc., Class A	9,321	147,412
Kforce, Inc.	5,427	158,740
Korn Ferry	14,952	459,475
Red Violet, Inc. (A)	2,142	37,785
Resources Connection, Inc.	8,795	105,276
TriNet Group, Inc. (A)	11,201	682,589
TrueBlue, Inc. (A)	9,891	151,036
Upwork, Inc. (A)	25,394	366,689
Willdan Group, Inc. (A)	3,052	76,331
		6,390,876
Road and rail – 0.6%
ArcBest Corp.	7,001	185,597
Avis Budget Group, Inc. (A)	14,412	329,891
Covenant Transportation Group, Inc., Class A (A)	4,047	58,398
Daseke, Inc. (A)	14,155	55,629
Heartland Express, Inc.	12,516	260,583
Hertz Global Holdings, Inc. (A)(B)	25,943	36,580
Marten Transport, Ltd.	10,963	275,829
Saia, Inc. (A)	7,144	794,270
U.S. Xpress Enterprises, Inc., Class A (A)	7,400	44,400
Universal Logistics Holdings, Inc.	2,404	41,782
Werner Enterprises, Inc.	16,463	716,634
		2,799,593
Trading companies and distributors – 1.3%
Alta Equipment Group, Inc. (A)	5,365	41,686
Applied Industrial Technologies, Inc.	10,512	655,844
Beacon Roofing Supply, Inc. (A)	14,980	395,023
BMC Stock Holdings, Inc. (A)	18,355	461,445
CAI International, Inc. (A)	4,624	77,036
DXP Enterprises, Inc. (A)	4,729	94,154
Foundation Building Materials, Inc. (A)	5,773	90,117
GATX Corp.	9,409	573,761
GMS, Inc. (A)	11,332	278,654
H&E Equipment Services, Inc.	8,830	163,178
Herc Holdings, Inc. (A)	6,675	205,123
Kaman Corp.	7,527	313,123
Lawson Products, Inc. (A)	1,400	45,164

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
MRC Global, Inc. (A)	22,075	$130,463
NOW, Inc. (A)	30,327	261,722
Rush Enterprises, Inc., Class A	6,567	272,268
Rush Enterprises, Inc., Class B	2,041	72,782
SiteOne Landscape Supply, Inc. (A)	11,316	1,289,685
Systemax, Inc.	3,468	71,233
Textainer Group Holdings, Ltd. (A)	14,589	119,338
Titan Machinery, Inc. (A)	5,722	62,141
Transcat, Inc. (A)	2,379	61,521
Triton International, Ltd.	13,818	417,856
Veritiv Corp. (A)	3,869	65,618
WESCO International, Inc. (A)	11,325	397,624
		6,616,559
		69,767,346
Information technology – 13.4%
Communications equipment – 0.9%
Acacia Communications, Inc. (A)	10,512	706,301
ADTRAN, Inc.	13,333	145,730
Applied Optoelectronics, Inc. (A)	5,688	61,829
CalAmp Corp. (A)	9,769	78,250
Calix, Inc. (A)	13,255	197,500
Casa Systems, Inc. (A)	9,401	39,108
Clearfield, Inc. (A)	3,483	48,623
Comtech Telecommunications Corp.	6,717	113,450
Digi International, Inc. (A)	8,237	95,961
Extreme Networks, Inc. (A)	32,563	141,323
Genasys, Inc. (A)	10,174	49,446
Harmonic, Inc. (A)	26,323	125,034
Infinera Corp. (A)	42,670	252,606
Inseego Corp. (A)(B)	18,545	215,122
InterDigital, Inc.	8,390	475,126
KVH Industries, Inc. (A)	5,550	49,562
NETGEAR, Inc. (A)	7,981	206,628
NetScout Systems, Inc. (A)	19,258	492,234
PCTEL, Inc. (A)	5,861	39,151
Plantronics, Inc. (B)	9,329	136,950
Resonant, Inc. (A)	15,182	35,374
Ribbon Communications, Inc. (A)	19,292	75,818
Viavi Solutions, Inc. (A)	61,934	789,039
		4,570,165
Electronic equipment, instruments and components – 2.2%
Akoustis Technologies, Inc. (A)(B)	8,844	73,317
Arlo Technologies, Inc. (A)	23,127	59,668
Badger Meter, Inc.	7,865	494,866
Belden, Inc.	11,985	390,112
Benchmark Electronics, Inc.	9,792	211,507
CTS Corp.	8,637	173,085
Daktronics, Inc.	12,235	53,222
ePlus, Inc. (A)	3,632	256,710
Fabrinet (A)	9,891	617,396
FARO Technologies, Inc. (A)	4,823	258,513
Fitbit, Inc., Class A (A)	64,987	419,816
II-VI, Inc. (A)(B)	24,442	1,154,151
Insight Enterprises, Inc. (A)	9,427	463,808
Intellicheck, Inc. (A)	4,901	37,003
Iteris, Inc. (A)	13,004	61,834
Itron, Inc. (A)	10,903	722,324
Kimball Electronics, Inc. (A)	6,838	92,587
Knowles Corp. (A)	24,026	366,637
Luna Innovations, Inc. (A)	8,775	51,246
Methode Electronics, Inc.	9,687	302,816
MTS Systems Corp.	5,421	95,355
Napco Security Technologies, Inc. (A)	3,294	77,047
nLight, Inc. (A)	9,459	210,557
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Novanta, Inc. (A)	9,269	$989,651
OSI Systems, Inc. (A)	4,600	343,344
PAR Technology Corp. (A)	4,466	133,667
PC Connection, Inc.	2,951	136,808
Plexus Corp. (A)	7,736	545,852
Powerfleet, Inc. (A)	8,725	40,310
Research Frontiers, Inc. (A)	8,490	34,469
Rogers Corp. (A)	5,055	629,853
Sanmina Corp. (A)	18,134	454,075
ScanSource, Inc. (A)	7,027	169,280
TTM Technologies, Inc. (A)	26,905	319,093
Vishay Intertechnology, Inc.	35,854	547,491
Vishay Precision Group, Inc. (A)	3,583	88,070
Wrap Technologies, Inc. (A)	3,826	40,096
		11,115,636
IT services – 2.0%
Brightcove, Inc. (A)	11,680	92,038
Cardtronics PLC, Class A (A)	9,914	237,738
Cass Information Systems, Inc.	3,973	155,066
Conduent, Inc. (A)	46,097	110,172
CSG Systems International, Inc.	8,878	367,460
Endurance International Group Holdings, Inc. (A)	18,879	76,082
EVERTEC, Inc.	16,359	459,688
Evo Payments, Inc., Class A (A)	11,198	255,650
ExlService Holdings, Inc. (A)	9,141	579,539
GreenSky, Inc., Class A (A)	17,670	86,583
Grid Dynamics Holdings, Inc. (A)	6,616	45,650
GTT Communications, Inc. (A)	9,101	74,264
I3 Verticals, Inc., Class A (A)	4,150	125,538
International Money Express, Inc. (A)	3,837	47,809
KBR, Inc.	38,676	872,144
Limelight Networks, Inc. (A)	31,861	234,497
LiveRamp Holdings, Inc. (A)	17,841	757,707
ManTech International Corp., Class A	7,335	502,374
MAXIMUS, Inc.	16,525	1,164,186
MoneyGram International, Inc. (A)	18,301	58,746
NIC, Inc.	17,879	410,502
Paysign, Inc. (A)	8,656	84,050
Perficient, Inc. (A)	8,851	316,689
Perspecta, Inc.	37,891	880,208
Repay Holdings Corp. (A)	10,019	246,768
ServiceSource International, Inc. (A)	27,371	43,246
Sykes Enterprises, Inc. (A)	10,554	291,924
The Hackett Group, Inc.	7,167	97,041
TTEC Holdings, Inc.	4,945	230,239
Tucows, Inc., Class A (A)	2,573	147,484
Unisys Corp. (A)	16,881	184,172
Verra Mobility Corp. (A)	36,619	376,443
Virtusa Corp. (A)	7,873	255,636
		9,867,333
Semiconductors and semiconductor equipment – 2.7%
Advanced Energy Industries, Inc. (A)	10,293	697,762
Alpha & Omega Semiconductor, Ltd. (A)	5,840	63,539
Ambarella, Inc. (A)	8,963	410,505
Amkor Technology, Inc. (A)	26,989	332,235
Atomera, Inc. (A)	4,372	39,348
Axcelis Technologies, Inc. (A)	8,838	246,138
AXT, Inc. (A)	11,517	54,821
Brooks Automation, Inc.	19,732	872,944
Cabot Microelectronics Corp.	7,866	1,097,622
CEVA, Inc. (A)	5,978	223,697
Cohu, Inc.	11,277	195,543
CyberOptics Corp. (A)	2,030	65,386

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Diodes, Inc. (A)	11,460	$581,022
DSP Group, Inc. (A)	6,161	97,837
FormFactor, Inc. (A)	20,693	606,926
GSI Technology, Inc. (A)	5,463	39,224
Ichor Holdings, Ltd. (A)	6,039	160,517
Impinj, Inc. (A)	4,634	127,296
Lattice Semiconductor Corp. (A)	36,481	1,035,696
MACOM Technology Solutions Holdings, Inc. (A)(B)	12,796	439,543
MaxLinear, Inc. (A)	18,247	391,581
NeoPhotonics Corp. (A)	13,240	117,571
NVE Corp.	1,383	85,511
Onto Innovation, Inc. (A)	12,885	438,605
PDF Solutions, Inc. (A)	8,050	157,458
Photronics, Inc. (A)	17,014	189,366
Pixelworks, Inc. (A)	11,805	38,130
Power Integrations, Inc.	7,954	939,606
Rambus, Inc. (A)	30,808	468,282
Semtech Corp. (A)	17,499	913,798
Silicon Laboratories, Inc. (A)	11,732	1,176,368
SiTime Corp. (A)	1,421	67,370
SMART Global Holdings, Inc. (A)	3,807	103,474
SunPower Corp. (A)(B)	21,051	161,251
Synaptics, Inc. (A)	9,195	552,803
Ultra Clean Holdings, Inc. (A)	10,733	242,888
Veeco Instruments, Inc. (A)	13,451	181,454
		13,613,117
Software – 5.4%
8x8, Inc. (A)(B)	27,764	444,224
A10 Networks, Inc. (A)	17,340	118,085
ACI Worldwide, Inc. (A)	31,095	839,254
Agilysys, Inc. (A)	5,232	93,862
Alarm.com Holdings, Inc. (A)	12,312	797,941
Altair Engineering, Inc., Class A (A)	11,476	456,171
American Software, Inc., Class A	8,342	131,470
Appfolio, Inc., Class A (A)	4,348	707,463
Appian Corp. (A)	8,936	457,970
Avaya Holdings Corp. (A)	25,443	314,475
Benefitfocus, Inc. (A)	8,306	89,373
Blackbaud, Inc.	13,432	766,699
Blackline, Inc. (A)	13,627	1,129,815
Bottomline Technologies DE, Inc. (A)	11,791	598,629
Box, Inc., Class A (A)	40,071	831,874
Cerence, Inc. (A)	9,982	407,665
ChannelAdvisor Corp. (A)	7,667	121,445
Cloudera, Inc. (A)(B)	55,725	708,822
CommVault Systems, Inc. (A)	11,378	440,329
Cornerstone OnDemand, Inc. (A)	16,498	636,163
Digimarc Corp. (A)(B)	3,608	57,692
Digital Turbine, Inc. (A)	22,635	284,522
Domo, Inc., Class B (A)	7,007	225,415
Ebix, Inc.	7,312	163,496
eGain Corp. (A)	6,192	68,793
Envestnet, Inc. (A)	14,419	1,060,373
ForeScout Technologies, Inc. (A)	13,147	278,716
GlobalSCAPE, Inc.	4,427	43,163
GTY Technology Holdings, Inc. (A)(B)	13,794	57,452
Intelligent Systems Corp. (A)	2,065	70,375
j2 Global, Inc. (A)	12,525	791,705
LivePerson, Inc. (A)(B)	16,590	687,324
MicroStrategy, Inc., Class A (A)	2,098	248,172
Mimecast, Ltd. (A)	15,345	639,273
Mitek Systems, Inc. (A)	11,260	108,209
MobileIron, Inc. (A)	27,066	133,435
Model N, Inc. (A)	9,250	321,530
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
OneSpan, Inc. (A)	9,116	$254,610
Ping Identity Holding Corp. (A)(B)	4,349	139,559
Progress Software Corp.	12,198	472,673
PROS Holdings, Inc. (A)	10,727	476,601
Q2 Holdings, Inc. (A)(B)	13,462	1,154,905
QAD, Inc., Class A	3,206	132,344
Qualys, Inc. (A)	9,219	958,960
Rapid7, Inc. (A)	13,704	699,178
Rosetta Stone, Inc. (A)	6,648	112,085
SailPoint Technologies Holdings, Inc. (A)	23,961	634,248
Sapiens International Corp. NV	6,955	194,601
ShotSpotter, Inc. (A)	2,365	59,598
Smith Micro Software, Inc. (A)	10,011	44,649
Sprout Social, Inc., Class A (A)	2,225	60,075
SPS Commerce, Inc. (A)	9,547	717,171
SVMK, Inc. (A)	32,467	764,273
Synchronoss Technologies, Inc. (A)	12,349	43,592
Telenav, Inc. (A)	10,107	55,487
Tenable Holdings, Inc. (A)	16,593	494,637
Upland Software, Inc. (A)	6,245	217,076
Varonis Systems, Inc. (A)	8,476	749,956
Verint Systems, Inc. (A)	17,381	785,274
Veritone, Inc. (A)	6,414	95,312
VirnetX Holding Corp. (B)	17,532	113,958
Workiva, Inc. (A)	10,477	560,415
Xperi Holding Corp.	29,112	429,693
Yext, Inc. (A)	27,615	458,685
Zix Corp. (A)	15,446	106,577
Zuora, Inc., Class A (A)	26,790	341,573
		26,659,139
Technology hardware, storage and peripherals – 0.2%
3D Systems Corp. (A)(B)	31,576	220,716
Avid Technology, Inc. (A)	9,051	65,801
Diebold Nixdorf, Inc. (A)(B)	19,615	118,867
Immersion Corp. (A)	6,160	38,377
Intevac, Inc. (A)	7,571	41,338
Quantum Corp. (A)	8,865	34,219
Super Micro Computer, Inc. (A)	12,098	343,462
		862,780
		66,688,170
Materials – 3.9%
Chemicals – 1.6%
AdvanSix, Inc. (A)	7,798	91,549
American Vanguard Corp.	8,128	111,841
Amyris, Inc. (A)(B)	19,811	84,593
Balchem Corp.	8,765	831,448
Chase Corp.	2,000	205,000
Ferro Corp. (A)	22,259	265,772
FutureFuel Corp.	7,180	85,801
GCP Applied Technologies, Inc. (A)	13,397	248,916
Hawkins, Inc.	2,715	115,605
HB Fuller Company	13,945	621,947
Ingevity Corp. (A)	11,304	594,251
Innospec, Inc.	6,641	513,017
Koppers Holdings, Inc. (A)	5,766	108,631
Kraton Corp. (A)	8,543	147,623
Kronos Worldwide, Inc.	6,311	65,698
Livent Corp. (A)	40,261	248,008
Minerals Technologies, Inc.	9,269	434,994
Orion Engineered Carbons SA	16,603	175,826
PolyOne Corp.	24,814	650,871
PQ Group Holdings, Inc. (A)	10,520	139,285
Quaker Chemical Corp. (B)	3,597	667,783
Rayonier Advanced Materials, Inc.	18,617	52,314

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Sensient Technologies Corp.	11,459	$597,701
Stepan Company	5,806	563,763
Trecora Resources (A)	8,191	51,358
Tredegar Corp.	7,334	112,944
Trinseo SA	10,496	232,591
Tronox Holdings PLC, Class A	24,693	178,283
		8,197,413
Construction materials – 0.2%
Forterra, Inc. (A)	5,490	61,268
Summit Materials, Inc., Class A (A)	32,118	516,457
U.S. Concrete, Inc. (A)	4,527	112,270
United States Lime & Minerals, Inc.	634	53,535
		743,530
Containers and packaging – 0.2%
Greif, Inc., Class A	6,716	231,098
Greif, Inc., Class B	1,708	71,446
Myers Industries, Inc.	10,123	147,290
O-I Glass, Inc.	42,879	385,053
Ranpak Holdings Corp. (A)	8,443	62,816
UFP Technologies, Inc. (A)	2,015	88,781
		986,484
Metals and mining – 1.4%
1911 Gold Corp. (A)	5,045	1,741
Alcoa Corp. (A)	51,137	574,780
Allegheny Technologies, Inc. (A)	34,645	353,033
Arconic Corp. (A)	27,101	377,517
Caledonia Mining Corp. PLC	3,367	58,316
Carpenter Technology Corp.	13,023	316,198
Century Aluminum Company (A)	14,172	101,046
Cleveland-Cliffs, Inc. (B)	107,628	594,107
Coeur Mining, Inc. (A)	66,339	337,002
Commercial Metals Company	32,143	655,717
Compass Minerals International, Inc.	9,274	452,108
Gold Resource Corp.	18,929	77,798
Haynes International, Inc.	3,720	86,899
Hecla Mining Company	142,060	464,536
Kaiser Aluminum Corp.	4,330	318,775
Materion Corp.	5,572	342,622
Novagold Resources, Inc. (A)	64,111	588,539
Schnitzer Steel Industries, Inc., Class A	7,229	127,520
SunCoke Energy, Inc.	24,374	72,147
TimkenSteel Corp. (A)	13,585	52,846
United States Steel Corp.	46,493	335,679
Warrior Met Coal, Inc.	13,937	214,490
Worthington Industries, Inc.	10,067	375,499
		6,878,915
Paper and forest products – 0.5%
Boise Cascade Company	10,585	398,102
Clearwater Paper Corp. (A)	4,473	161,609
Domtar Corp.	14,922	315,003
Louisiana-Pacific Corp.	30,549	783,582
Neenah, Inc.	4,598	227,417
P.H. Glatfelter Company	12,204	195,874
Schweitzer-Mauduit International, Inc.	8,433	281,747
Verso Corp., Class A	9,663	115,569
		2,478,903
		19,285,245
Real estate – 6.8%
Equity real estate investment trusts – 6.1%
Acadia Realty Trust	23,262	301,941
Agree Realty Corp. (B)	14,253	936,565
Alexander & Baldwin, Inc.	20,053	244,446
Alexander's, Inc.	578	139,240
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Alpine Income Property Trust, Inc.	2,302	$37,431
American Assets Trust, Inc.	13,681	380,879
American Finance Trust, Inc.	29,679	235,503
Armada Hoffler Properties, Inc.	15,510	154,325
Bluerock Residential Growth REIT, Inc.	7,411	59,881
BRT Apartments Corp.	3,752	40,597
CareTrust REIT, Inc.	26,039	446,829
CatchMark Timber Trust, Inc., Class A	14,291	126,475
Chatham Lodging Trust	13,793	84,413
City Office REIT, Inc.	13,023	131,011
Clipper Realty, Inc.	4,777	38,694
Colony Capital, Inc.	133,187	319,649
Columbia Property Trust, Inc.	31,090	408,523
Community Healthcare Trust, Inc.	5,706	233,375
CoreCivic, Inc.	32,394	303,208
CorEnergy Infrastructure Trust, Inc.	4,314	39,473
CorePoint Lodging, Inc.	12,807	53,917
DiamondRock Hospitality Company	54,883	303,503
Diversified Healthcare Trust	65,023	287,727
Easterly Government Properties, Inc.	20,256	468,319
EastGroup Properties, Inc.	10,374	1,230,460
Essential Properties Realty Trust, Inc.	24,869	369,056
Farmland Partners, Inc. (B)	8,080	55,348
Four Corners Property Trust, Inc.	19,111	466,308
Franklin Street Properties Corp.	28,982	147,518
Front Yard Residential Corp.	13,985	121,670
Getty Realty Corp.	9,000	267,120
Gladstone Commercial Corp.	9,331	174,956
Gladstone Land Corp.	5,656	89,704
Global Medical REIT, Inc.	11,329	128,358
Global Net Lease, Inc.	24,533	410,437
Healthcare Realty Trust, Inc.	36,255	1,061,909
Hersha Hospitality Trust	10,397	59,887
Independence Realty Trust, Inc. (B)	25,453	292,455
Industrial Logistics Properties Trust	17,226	353,994
Innovative Industrial Properties, Inc. (B)	4,526	398,379
Investors Real Estate Trust	3,278	231,066
iStar, Inc. (B)	20,109	247,743
Jernigan Capital, Inc.	6,470	88,510
Kite Realty Group Trust	22,573	260,492
Lexington Realty Trust	68,835	726,209
LTC Properties, Inc.	10,477	394,669
Mack-Cali Realty Corp.	24,784	378,947
Monmouth Real Estate Investment Corp.	25,444	368,684
National Health Investors, Inc.	11,585	703,441
National Storage Affiliates Trust	16,685	478,192
New Senior Investment Group, Inc.	24,225	87,695
NexPoint Residential Trust, Inc.	5,876	207,717
Office Properties Income Trust	13,053	338,986
One Liberty Properties, Inc.	4,783	84,276
Pebblebrook Hotel Trust (B)	35,531	485,353
Physicians Realty Trust	54,624	957,012
Piedmont Office Realty Trust, Inc., Class A	34,010	564,906
Plymouth Industrial REIT, Inc.	4,789	61,299
PotlatchDeltic Corp.	17,741	674,690
Preferred Apartment Communities, Inc., Class A	13,757	104,553
PS Business Parks, Inc.	5,356	709,134
QTS Realty Trust, Inc., Class A (B)	16,196	1,038,002
Retail Opportunity Investments Corp.	31,329	354,958
Retail Properties of America, Inc., Class A	58,657	429,369
Retail Value, Inc.	4,897	60,527
RLJ Lodging Trust	44,897	423,828
RPT Realty	22,381	155,772

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Ryman Hospitality Properties, Inc.	13,783	$476,892
Sabra Health Care REIT, Inc.	55,693	803,650
Safehold, Inc.	4,643	266,926
Saul Centers, Inc.	3,316	107,007
Seritage Growth Properties, Class A (A)(B)	9,589	109,315
Service Properties Trust	45,133	319,993
SITE Centers Corp.	42,047	340,581
STAG Industrial, Inc.	40,479	1,186,844
Summit Hotel Properties, Inc.	28,738	170,416
Sunstone Hotel Investors, Inc.	58,385	475,838
Tanger Factory Outlet Centers, Inc. (B)	24,921	177,687
Terreno Realty Corp.	17,907	942,624
The GEO Group, Inc.	31,830	376,549
The Macerich Company	38,622	346,439
UMH Properties, Inc.	10,452	135,144
Uniti Group, Inc.	52,656	492,334
Universal Health Realty Income Trust	3,507	278,771
Urban Edge Properties	31,644	375,614
Urstadt Biddle Properties, Inc., Class A	8,474	100,671
Washington Real Estate Investment Trust	22,342	495,992
Whitestone REIT	11,768	85,553
Xenia Hotels & Resorts, Inc.	31,239	291,460
		30,375,813
Real estate management and development – 0.7%
CTO Realty Growth, Inc.	1,555	61,423
Cushman & Wakefield PLC (A)(B)	30,113	375,208
eXp World Holdings, Inc. (A)	6,666	113,655
Forestar Group, Inc. (A)	4,816	72,625
FRP Holdings, Inc. (A)	1,996	80,998
Griffin Industrial Realty, Inc.	971	52,599
Kennedy-Wilson Holdings, Inc.	33,109	503,919
Marcus & Millichap, Inc. (A)	6,228	179,740
Newmark Group, Inc., Class A	39,145	190,245
Rafael Holdings, Inc., Class B (A)	2,934	42,162
RE/MAX Holdings, Inc., Class A	4,897	153,913
Realogy Holdings Corp.	31,545	233,748
Redfin Corp. (A)(B)	26,109	1,094,228
Tejon Ranch Company (A)	6,116	88,070
The RMR Group, Inc., Class A	4,277	126,043
The St. Joe Company (A)	8,934	173,498
		3,542,074
		33,917,887
Utilities – 3.5%
Electric utilities – 0.9%
ALLETE, Inc.	14,076	768,690
El Paso Electric Company	10,913	731,171
MGE Energy, Inc.	9,560	616,716
Otter Tail Corp.	10,993	426,418
PNM Resources, Inc.	21,556	828,613
Portland General Electric Company	24,249	1,013,851
		4,385,459
Gas utilities – 1.2%
Brookfield Infrastructure Corp., Class A	8,696	396,016
Chesapeake Utilities Corp.	4,414	370,776
New Jersey Resources Corp.	25,806	842,566
Northwest Natural Holding Company	8,260	460,825
ONE Gas, Inc.	14,083	1,085,095
RGC Resources, Inc.	2,445	59,096
South Jersey Industries, Inc.	25,158	628,698
Southwest Gas Holdings, Inc.	14,885	1,027,809
Spire, Inc.	13,434	882,748
		5,753,629
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers – 0.4%
Atlantic Power Corp. (A)	31,940	$63,880
Clearway Energy, Inc., Class A	9,264	194,266
Clearway Energy, Inc., Class C	21,901	505,037
Ormat Technologies, Inc.	10,742	682,010
Sunnova Energy International, Inc. (A)	8,951	152,794
TerraForm Power, Inc., Class A	23,794	438,761
		2,036,748
Multi-utilities – 0.5%
Avista Corp.	18,233	663,499
Black Hills Corp.	16,959	960,897
NorthWestern Corp.	13,671	745,343
Unitil Corp.	4,060	181,969
		2,551,708
Water utilities – 0.5%
American States Water Company	9,889	777,572
Artesian Resources Corp., Class A	2,616	94,935
Cadiz, Inc. (A)	6,103	62,006
California Water Service Group	13,192	629,258
Consolidated Water Company, Ltd.	5,108	73,708
Global Water Resources, Inc.	4,840	51,014
Middlesex Water Company	4,568	306,878
Pure Cycle Corp. (A)	7,100	65,249
SJW Group	7,186	446,322
The York Water Company	3,714	178,123
		2,685,065
		17,412,609
TOTAL COMMON STOCKS (Cost $448,721,961)		$480,486,540
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	1,451	38,031
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Overstock.com, Inc., 1.020%	769	12,304
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	5,179	137,344
TOTAL PREFERRED SECURITIES (Cost $140,036)		$187,679
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	88,114	60,446
TOTAL RIGHTS (Cost $26,845)		$60,446
SHORT-TERM INVESTMENTS – 10.0%
U.S. Government Agency – 2.0%
Federal Home Loan Bank Discount Note 0.115%, 08/11/2020 *	$10,000,000	9,998,292
Short-term funds – 6.7%
John Hancock Collateral Trust, 0.2429% (F)(G)	3,336,620	33,403,906

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.3%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $6,224,000 on 7-1-20, collateralized by $5,904,100 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $6,348,486)	$6,224,000	$6,224,000
TOTAL SHORT-TERM INVESTMENTS (Cost $49,627,545)		$49,626,198
Total Investments (Small Cap Index Trust) (Cost $498,516,387) – 106.4%		$530,360,863
Other assets and liabilities, net – (6.4%)		(31,929,354)
TOTAL NET ASSETS – 100.0%		$498,431,509
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
Small Cap Index Trust (continued)
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	262	Long	Sep 2020	$17,902,099	$18,832,560	$930,461
						$930,461
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Communication services – 2.2%
Diversified telecommunication services – 0.3%
ATN International, Inc.	1,524	$92,309
Cincinnati Bell, Inc. (A)	1,172	17,404
Consolidated Communications Holdings, Inc. (A)	4,985	33,748
Iridium Communications, Inc. (A)(B)	5,838	148,519
Liberty Latin America, Ltd., Class A (A)	2,622	25,486
Liberty Latin America, Ltd., Class C (A)	6,493	61,294
		378,760
Entertainment – 0.2%
AMC Entertainment Holdings, Inc., Class A (B)	4,473	19,189
Ballantyne Strong, Inc. (A)	1,114	1,827
Cinemark Holdings, Inc.	2,518	29,083
IMAX Corp. (A)	2,820	31,612
Lions Gate Entertainment Corp., Class A (A)	4,062	30,099
Lions Gate Entertainment Corp., Class B (A)	5,798	39,600
Reading International, Inc., Class A (A)	1,100	4,675
The Marcus Corp.	2,916	38,695
		194,780
Interactive media and services – 0.1%
Cars.com, Inc. (A)	6,379	36,743
DHI Group, Inc. (A)	5,212	10,945
Liberty TripAdvisor Holdings, Inc., Class A (A)	4,522	9,632
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
The Meet Group, Inc. (A)	2,642	$16,486
TripAdvisor, Inc.	3,648	69,348
Yelp, Inc. (A)	535	12,375
		155,529
Media – 1.3%
A.H. Belo Corp., Class A	4,238	7,332
AMC Networks, Inc., Class A (A)	876	20,490
Beasley Broadcast Group, Inc., Class A	502	1,220
Entercom Communications Corp., Class A	1,442	1,990
Entravision Communications Corp., Class A	5,075	7,257
Gannett Company, Inc.	7,195	9,929
Gray Television, Inc. (A)	7,792	108,698
Hemisphere Media Group, Inc. (A)	951	9,348
John Wiley & Sons, Inc., Class A	2,305	89,895
Media General, Inc. (A)(C)	292	28
Meredith Corp.	3,097	45,061
News Corp., Class A	20,691	245,395
News Corp., Class B	10,415	124,459
Nexstar Media Group, Inc., Class A	2,212	185,122
Scholastic Corp.	2,233	66,856
TEGNA, Inc.	8,626	96,094
The EW Scripps Company, Class A (B)	5,843	51,126
The Interpublic Group of Companies, Inc.	18,794	322,505
		1,392,805
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	3,863	36,119

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Telephone & Data Systems, Inc.	8,489	$168,761
United States Cellular Corp. (A)	3,059	94,431
		299,311
		2,421,185
Consumer discretionary – 14.5%
Auto components – 2.5%
Adient PLC (A)	4,046	66,435
American Axle & Manufacturing Holdings, Inc. (A)(B)	7,509	57,068
Autoliv, Inc.	2,735	176,435
BorgWarner, Inc. (B)	10,814	381,734
Cooper Tire & Rubber Company	4,326	119,441
Cooper-Standard Holdings, Inc. (A)	1,311	17,371
Dana, Inc.	6,999	85,318
Dorman Products, Inc. (A)	3,863	259,091
Fox Factory Holding Corp. (A)	8,955	739,773
Gentex Corp.	3,316	85,453
Gentherm, Inc. (A)	1,190	46,291
Horizon Global Corp. (A)	878	1,932
LCI Industries	173	19,892
Lear Corp.	2,935	319,974
Modine Manufacturing Company (A)	5,862	32,358
Motorcar Parts of America, Inc. (A)	1,585	28,007
Shiloh Industries, Inc. (A)	1,515	2,454
Standard Motor Products, Inc.	3,063	126,196
Stoneridge, Inc. (A)	1,672	34,544
Strattec Security Corp.	924	14,729
Superior Industries International, Inc.	1,742	2,961
The Goodyear Tire & Rubber Company	14,684	131,348
		2,748,805
Automobiles – 0.3%
Harley-Davidson, Inc.	5,728	136,155
Thor Industries, Inc.	1,297	138,169
Winnebago Industries, Inc.	1,336	89,004
		363,328
Distributors – 0.6%
Core-Mark Holding Company, Inc.	1,227	30,620
Pool Corp.	1,941	527,700
Weyco Group, Inc.	1,316	28,412
		586,732
Diversified consumer services – 1.2%
Adtalem Global Education, Inc. (A)	4,502	140,237
American Public Education, Inc. (A)	1,450	42,920
Carriage Services, Inc.	1,797	32,562
Graham Holdings Company, Class B	347	118,906
Grand Canyon Education, Inc. (A)	8,314	752,666
Houghton Mifflin Harcourt Company (A)	5,833	10,558
K12, Inc. (A)	3,438	93,651
Laureate Education, Inc., Class A (A)	2,412	24,036
Lincoln Educational Services Corp. (A)	1,100	4,290
Perdoceo Education Corp. (A)(B)	3,146	50,116
Regis Corp. (A)	3,827	31,305
Universal Technical Institute, Inc. (A)	3,087	21,455
Zovio, Inc. (A)	3,463	10,597
		1,333,299
Hotels, restaurants and leisure – 1.4%
Aramark	8,199	185,051
Ark Restaurants Corp.	64	794
BBX Capital Corp.	1,743	4,427
Biglari Holdings, Inc., Class A (A)	3	1,005
Biglari Holdings, Inc., Class B (A)	102	7,036
BJ's Restaurants, Inc.	585	12,250
Boyd Gaming Corp.	873	18,246
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Carrols Restaurant Group, Inc. (A)	1,688	$8,170
Churchill Downs, Inc.	3,332	443,656
Chuy's Holdings, Inc. (A)	19,281	286,901
Del Taco Restaurants, Inc. (A)	2,438	14,457
Dine Brands Global, Inc.	212	8,925
Dover Motorsports, Inc.	400	620
El Pollo Loco Holdings, Inc. (A)	2,613	38,568
Extended Stay America, Inc.	6,744	75,465
Fiesta Restaurant Group, Inc. (A)	1,348	8,600
International Game Technology PLC (B)	6,958	61,926
Marriott Vacations Worldwide Corp.	2,056	169,024
Monarch Casino & Resort, Inc. (A)	1,278	43,554
Norwegian Cruise Line Holdings, Ltd. (A)(B)	5,720	93,980
Playa Hotels & Resorts NV (A)	2,743	9,930
Potbelly Corp. (A)	2,073	4,726
Red Lion Hotels Corp. (A)	3,000	6,990
Red Robin Gourmet Burgers, Inc. (A)	1,300	13,260
The Cheesecake Factory, Inc.	548	12,560
		1,530,121
Household durables – 2.7%
Bassett Furniture Industries, Inc.	2,333	17,148
Cavco Industries, Inc. (A)	606	116,867
Century Communities, Inc. (A)	1,640	50,282
Ethan Allen Interiors, Inc.	1,706	20,182
Flexsteel Industries, Inc.	1,750	22,103
Hooker Furniture Corp.	2,121	41,253
KB Home	6,043	185,399
La-Z-Boy, Inc. (B)	4,218	114,139
LGI Homes, Inc. (A)	932	82,044
Lifetime Brands, Inc.	2,931	19,696
M/I Homes, Inc. (A)	2,195	75,596
MDC Holdings, Inc. (B)	5,177	184,819
Meritage Homes Corp. (A)	3,432	261,244
Mohawk Industries, Inc. (A)	3,916	398,492
Skyline Champion Corp. (A)	1,424	34,660
Taylor Morrison Home Corp. (A)	7,422	143,170
The New Home Company, Inc. (A)	831	2,792
Toll Brothers, Inc.	12,316	401,378
TopBuild Corp. (A)(B)	1,928	219,349
TRI Pointe Group, Inc. (A)	12,178	178,895
Universal Electronics, Inc. (A)	521	24,393
VOXX International Corp. (A)	3,131	18,097
Whirlpool Corp. (B)	2,317	300,121
		2,912,119
Internet and direct marketing retail – 0.3%
1-800-Flowers.com, Inc., Class A (A)(B)	3,234	64,745
Liquidity Services, Inc. (A)	1,691	10,078
Qurate Retail, Inc., Series A (A)(B)	20,519	194,931
The Rubicon Project, Inc. (A)	2,319	15,468
		285,222
Leisure products – 0.4%
Acushnet Holdings Corp. (B)	1,908	66,379
Callaway Golf Company (B)	9,628	168,586
Escalade, Inc.	3,529	49,265
Johnson Outdoors, Inc., Class A (B)	1,067	97,118
Nautilus, Inc. (A)	1,580	14,647
Smith & Wesson Brands, Inc. (A)	859	18,486
Vista Outdoor, Inc. (A)	3,475	50,214
		464,695
Multiline retail – 0.8%
Big Lots, Inc. (B)	1,719	72,198
Dillard's, Inc., Class A (B)	2,339	60,323
Kohl's Corp.	9,676	200,971

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Macy's, Inc. (B)	15,246	$104,892
Ollie's Bargain Outlet Holdings, Inc. (A)	4,076	398,021
		836,405
Specialty retail – 3.4%
Aaron's, Inc.	2,898	131,569
Abercrombie & Fitch Company, Class A (B)	5,916	62,946
American Eagle Outfitters, Inc. (B)	7,348	80,093
America's Car-Mart, Inc. (A)(B)	820	72,053
Asbury Automotive Group, Inc. (A)	767	59,312
Ascena Retail Group, Inc. (A)(B)	589	860
At Home Group, Inc. (A)	448	2,908
AutoNation, Inc. (A)	6,612	248,479
Barnes & Noble Education, Inc. (A)	6,174	9,878
Bed Bath & Beyond, Inc. (B)	9,468	100,361
Big 5 Sporting Goods Corp.	2,004	3,888
Boot Barn Holdings, Inc. (A)(B)	2,280	49,157
Build-A-Bear Workshop, Inc. (A)	2,470	5,385
Caleres, Inc.	3,908	32,593
Chico's FAS, Inc.	9,163	12,645
Citi Trends, Inc.	1,533	30,997
Conn's, Inc. (A)	76	767
Designer Brands, Inc., Class A	5,177	35,048
Dick's Sporting Goods, Inc.	4,295	177,212
Express, Inc. (A)	3,676	5,661
Five Below, Inc. (A)	5,326	569,403
Foot Locker, Inc.	5,430	158,339
Francesca's Holdings Corp. (A)(B)	119	458
GameStop Corp., Class A (A)(B)	10,093	43,804
Genesco, Inc. (A)	1,511	32,728
Group 1 Automotive, Inc. (B)	1,693	111,687
Guess?, Inc. (B)	6,368	61,579
Haverty Furniture Companies, Inc.	1,920	30,720
Hibbett Sports, Inc. (A)	1,307	27,369
Lithia Motors, Inc., Class A	3,627	548,874
MarineMax, Inc. (A)	2,016	45,138
Monro, Inc. (B)	1,062	58,346
Office Depot, Inc.	33,557	78,859
Penske Automotive Group, Inc.	5,153	199,473
Rent-A-Center, Inc.	1,084	30,157
Shoe Carnival, Inc.	1,352	39,573
Signet Jewelers, Ltd. (B)	4,374	44,921
Sonic Automotive, Inc., Class A (B)	1,811	57,789
Tandy Leather Factory, Inc. (A)	1,690	5,645
The Buckle, Inc.	806	12,638
The Cato Corp., Class A	1,957	16,008
The Gap, Inc. (B)	22,555	284,644
Tilly's, Inc., Class A	712	4,037
Urban Outfitters, Inc. (A)(B)	4,660	70,925
Zumiez, Inc. (A)	2,122	58,100
		3,713,026
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	4,479	70,007
Columbia Sportswear Company (B)	512	41,257
Culp, Inc.	334	2,876
Delta Apparel, Inc. (A)	500	6,060
Fossil Group, Inc. (A)	1,707	7,938
G-III Apparel Group, Ltd. (A)(B)	3,397	45,146
Lakeland Industries, Inc. (A)	1,110	24,897
Movado Group, Inc.	1,758	19,057
Oxford Industries, Inc.	4,879	214,725
PVH Corp.	3,178	152,703
Ralph Lauren Corp. (B)	1,758	127,490
Rocky Brands, Inc.	1,478	30,388
Steven Madden, Ltd.	1,687	41,652
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Superior Group of Companies, Inc.	663	$8,884
Tapestry, Inc.	5,311	70,530
Unifi, Inc. (A)	2,453	31,595
Vera Bradley, Inc. (A)	2,034	9,031
Wolverine World Wide, Inc.	2,011	47,882
		952,118
		15,725,870
Consumer staples – 3.6%
Beverages – 0.0%
Craft Brew Alliance, Inc. (A)	2,909	44,770
Food and staples retailing – 1.4%
Ingles Markets, Inc., Class A (B)	2,495	107,460
Natural Grocers by Vitamin Cottage, Inc.	1,014	15,088
Performance Food Group Company (A)	14,539	423,666
PriceSmart, Inc.	4,455	268,770
Rite Aid Corp. (A)	624	10,645
SpartanNash Company	4,194	89,123
The Andersons, Inc. (B)	3,784	52,068
The Chefs' Warehouse, Inc. (A)	1,493	20,275
United Natural Foods, Inc. (A)(B)	3,818	69,526
US Foods Holding Corp. (A)	12,812	252,653
Village Super Market, Inc., Class A	685	18,988
Weis Markets, Inc. (B)	2,671	133,871
		1,462,133
Food products – 1.7%
Alico, Inc.	341	10,626
B&G Foods, Inc. (B)	1,941	47,322
Bunge, Ltd.	5,345	219,840
Cal-Maine Foods, Inc. (A)	831	36,963
Darling Ingredients, Inc. (A)	11,669	287,291
Dean Foods Company (A)	8,717	696
Farmer Brothers Company (A)	1,069	7,846
Fresh Del Monte Produce, Inc.	3,135	77,184
Hostess Brands, Inc. (A)	3,408	41,646
Ingredion, Inc.	3,024	250,992
Landec Corp. (A)	3,130	24,915
Limoneira Company	199	2,884
Pilgrim's Pride Corp. (A)	3,924	66,276
Post Holdings, Inc. (A)	4,147	363,360
Sanderson Farms, Inc.	1,287	149,150
Seaboard Corp. (B)	52	152,559
Seneca Foods Corp., Class A (A)(B)	1,409	47,638
The Simply Good Foods Company (A)	942	17,502
TreeHouse Foods, Inc. (A)	1,084	47,479
		1,852,169
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	55,892
Central Garden & Pet Company, Class A (A)	3,288	111,102
Oil-Dri Corp. of America	531	18,426
Spectrum Brands Holdings, Inc.	1,296	59,486
		244,906
Personal products – 0.2%
Coty, Inc., Class A	15,614	69,795
Edgewell Personal Care Company (A)	1,909	59,484
Mannatech, Inc.	276	4,082
Natural Alternatives International, Inc. (A)	200	1,376
Nu Skin Enterprises, Inc., Class A	1,965	75,122
		209,859
Tobacco – 0.1%
Universal Corp.	2,175	92,459
		3,906,296

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 3.9%
Energy equipment and services – 1.0%
Archrock, Inc.	9,027	$58,585
Bristow Group, Inc. (A)	1,520	21,174
ChampionX Corp. (A)	2,968	28,968
Dawson Geophysical Company (A)	3,948	5,685
Dril-Quip, Inc. (A)(B)	2,786	82,995
Exterran Corp. (A)	4,737	25,532
Frank's International NV (A)	3,231	7,205
Geospace Technologies Corp. (A)	516	3,880
Gulf Island Fabrication, Inc. (A)	3,019	9,268
Helix Energy Solutions Group, Inc. (A)	14,129	49,028
Helmerich & Payne, Inc.	5,043	98,389
KLX Energy Services Holdings, Inc. (A)(B)	1,865	4,010
Liberty Oilfield Services, Inc., Class A	1,021	5,595
Matrix Service Company (A)	2,731	26,545
Nabors Industries, Ltd.	597	22,101
National Oilwell Varco, Inc.	17,726	217,144
Natural Gas Services Group, Inc. (A)	2,620	16,427
Newpark Resources, Inc. (A)	12,359	27,561
NexTier Oilfield Solutions, Inc. (A)	8,103	19,852
Oceaneering International, Inc. (A)	8,109	51,817
Oil States International, Inc. (A)	4,041	19,195
Patterson-UTI Energy, Inc. (B)	14,112	48,969
ProPetro Holding Corp. (A)	2,374	12,202
RPC, Inc. (A)	2,090	6,437
SEACOR Holdings, Inc. (A)	2,419	68,506
SEACOR Marine Holdings, Inc. (A)	2,432	6,202
Select Energy Services, Inc., Class A (A)	2,493	12,216
TechnipFMC PLC	18,865	129,037
TETRA Technologies, Inc. (A)	4,581	2,449
Tidewater, Inc. (A)	391	2,186
Transocean, Ltd. (A)(B)	13,252	24,251
U.S. Silica Holdings, Inc.	4,282	15,458
		1,128,869
Oil, gas and consumable fuels – 2.9%
Adams Resources & Energy, Inc.	724	19,381
Antero Resources Corp. (A)(B)	20,791	52,809
Apache Corp.	368	4,968
Arch Resources, Inc.	1,502	42,672
Ardmore Shipping Corp.	1,174	5,095
Berry Corp.	1,497	7,231
Bonanza Creek Energy, Inc. (A)	1,183	17,532
Callon Petroleum Company (A)(B)	14,924	17,163
Centennial Resource Development, Inc., Class A (A)	11,699	10,412
Cimarex Energy Company	4,205	115,595
Clean Energy Fuels Corp. (A)	11,526	25,588
CNX Resources Corp. (A)	18,164	157,119
CONSOL Energy, Inc. (A)	2,270	11,509
Contango Oil & Gas Company (A)	3,786	8,670
CVR Energy, Inc.	1,951	39,235
Delek US Holdings, Inc. (B)	6,080	105,853
Denbury Resources, Inc. (A)	19,778	5,461
Devon Energy Corp.	18,790	213,079
DHT Holdings, Inc.	5,633	28,897
Dorian LPG, Ltd. (A)	2,153	16,664
EnLink Midstream LLC (A)(B)	15,746	38,420
EQT Corp.	10,202	121,404
Equitrans Midstream Corp.	1,062	8,825
GasLog, Ltd. (B)	2,719	7,640
Green Plains, Inc. (A)(B)	5,268	53,813
Gulfport Energy Corp. (A)	10,592	11,545
HighPoint Resources Corp. (A)	7,216	2,129
HollyFrontier Corp.	8,137	237,600
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
International Seaways, Inc.	1,434	$23,432
Kosmos Energy, Ltd.	13,783	22,880
Laredo Petroleum, Inc. (A)	56	776
Marathon Oil Corp.	24,460	149,695
Matador Resources Company (A)(B)	5,416	46,036
Montage Resources Corp. (A)	615	2,429
Murphy Oil Corp. (B)	12,648	174,542
NACCO Industries, Inc., Class A	700	16,310
Noble Energy, Inc.	4,738	42,452
Nordic American Tankers, Ltd. (B)	2,259	9,172
Oasis Petroleum, Inc. (A)(B)	18,941	14,206
Overseas Shipholding Group, Inc., Class A (A)	861	1,601
Panhandle Oil and Gas, Inc., Class A	557	1,493
Par Pacific Holdings, Inc. (A)	1,947	17,504
Parsley Energy, Inc., Class A	18,301	195,455
PBF Energy, Inc., Class A	9,324	95,478
PDC Energy, Inc. (A)	7,428	92,404
Peabody Energy Corp.	6,070	17,482
Penn Virginia Corp. (A)	651	6,204
QEP Resources, Inc.	13,169	16,988
Range Resources Corp. (B)	13,645	76,821
Renewable Energy Group, Inc. (A)(B)	4,097	101,524
REX American Resources Corp. (A)	268	18,591
SandRidge Energy, Inc. (A)	1,746	2,252
Scorpio Tankers, Inc. (B)	2,441	31,269
SFL Corp., Ltd.	4,240	39,390
SilverBow Resources, Inc. (A)	324	1,040
SM Energy Company	6,189	23,209
Southwestern Energy Company (A)(B)	26,848	68,731
Talos Energy, Inc. (A)	2,469	22,715
Targa Resources Corp.	4,673	93,787
Teekay Corp. (A)	286	686
Teekay Tankers, Ltd., Class A (A)	1,159	14,858
World Fuel Services Corp.	3,769	97,089
WPX Energy, Inc. (A)	25,019	159,621
		3,084,431
		4,213,300
Financials – 18.8%
Banks – 9.9%
1st Source Corp.	2,392	85,107
Allegiance Bancshares, Inc.	308	7,820
American National Bankshares, Inc.	991	24,815
American River Bankshares	2,249	24,064
Ameris Bancorp	15,867	374,303
Arrow Financial Corp.	428	12,724
Associated Banc-Corp.	14,499	198,346
Atlantic Capital Bancshares, Inc. (A)	667	8,111
Atlantic Union Bankshares Corp.	13,853	320,835
Banc of California, Inc.	1,420	15,379
BancFirst Corp.	230	9,331
BancorpSouth Bank	2,714	61,716
Bank of Commerce Holdings	2,506	18,995
Bank of Marin Bancorp	542	18,065
Bank OZK (B)	5,996	140,726
BankFinancial Corp.	2,146	18,026
BankUnited, Inc.	2,793	56,558
Banner Corp. (B)	3,129	118,902
Bar Harbor Bankshares	1,690	37,839
BCB Bancorp, Inc.	1,477	13,707
Berkshire Hills Bancorp, Inc. (B)	3,974	43,793
BOK Financial Corp.	268	15,126
Boston Private Financial Holdings, Inc.	7,971	54,840
Bridge Bancorp, Inc.	1,057	24,142
Brookline Bancorp, Inc.	7,510	75,701

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bryn Mawr Bank Corp. (B)	1,969	$54,463
Byline Bancorp, Inc.	683	8,947
C&F Financial Corp.	627	20,848
Cadence BanCorp	4,741	42,005
California First National Bancorp	1,653	25,208
Camden National Corp.	1,722	59,478
Capital City Bank Group, Inc.	1,865	39,072
Central Pacific Financial Corp.	2,960	47,449
Century Bancorp, Inc., Class A	497	38,627
Chemung Financial Corp.	723	19,738
CIT Group, Inc.	4,212	87,315
Civista Bancshares, Inc.	514	7,916
CNB Financial Corp.	1,562	28,007
Columbia Banking System, Inc.	3,819	108,250
Comerica, Inc.	3,946	150,343
Community Trust Bancorp, Inc.	1,588	52,023
ConnectOne Bancorp, Inc.	1,273	20,521
Customers Bancorp, Inc. (A)	2,391	28,740
CVB Financial Corp.	2,662	49,886
Dime Community Bancshares, Inc.	3,601	49,442
Eagle Bancorp, Inc.	1,535	50,271
East West Bancorp, Inc.	461	16,707
Enterprise Bancorp, Inc.	246	5,860
Enterprise Financial Services Corp.	1,453	45,217
Equity Bancshares, Inc., Class A (A)	697	12,156
Financial Institutions, Inc.	1,481	27,561
First Bancorp (North Carolina) (B)	3,205	80,381
First Bancorp (Puerto Rico)	17,832	99,681
First Busey Corp.	1,350	25,178
First Business Financial Services, Inc.	1,366	22,471
First Commonwealth Financial Corp.	9,089	75,257
First Community Bankshares, Inc.	2,201	49,412
First Financial Bancorp	8,716	121,065
First Financial Corp.	1,432	52,755
First Financial Northwest, Inc.	1,100	10,659
First Foundation, Inc.	1,677	27,402
First Hawaiian, Inc.	1,461	25,188
First Horizon National Corp.	12,649	125,984
First Internet Bancorp	377	6,266
First Interstate BancSystem, Inc., Class A	1,946	60,248
First Merchants Corp.	4,769	131,481
First Mid Bancshares, Inc.	349	9,154
First Midwest Bancorp, Inc.	7,500	100,125
First Northwest Bancorp	800	9,936
Flushing Financial Corp.	3,421	39,410
FNB Corp.	18,182	136,365
Franklin Financial Network, Inc.	633	16,300
Fulton Financial Corp.	13,097	137,911
German American Bancorp, Inc.	302	9,392
Great Southern Bancorp, Inc.	1,329	53,638
Great Western Bancorp, Inc.	3,593	49,440
Hancock Whitney Corp.	7,556	160,187
Hanmi Financial Corp.	3,082	29,926
HarborOne Bancorp, Inc. (A)	1,011	8,634
Heartland Financial USA, Inc.	2,428	81,192
Heritage Commerce Corp.	2,225	16,699
Heritage Financial Corp.	1,481	29,620
Hilltop Holdings, Inc.	6,466	119,298
Home BancShares, Inc.	618	9,505
HomeTrust Bancshares, Inc.	560	8,960
Hope Bancorp, Inc.	11,326	104,426
Horizon Bancorp, Inc.	3,249	34,732
IBERIABANK Corp.	3,855	175,557
Independent Bank Corp. (Massachusetts)	885	59,375
Independent Bank Corp. (Michigan)	206	3,059
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Independent Bank Group, Inc.	1,479	$59,929
International Bancshares Corp.	5,571	178,383
Investors Bancorp, Inc.	24,228	205,938
Lakeland Bancorp, Inc.	4,261	48,703
Macatawa Bank Corp.	5,091	39,812
Mercantile Bank Corp.	1,266	28,612
Midland States Bancorp, Inc.	670	10,017
MidWestOne Financial Group, Inc.	1,343	26,860
National Bank Holdings Corp., Class A	1,336	36,072
NBT Bancorp, Inc.	3,264	100,401
Nicolet Bankshares, Inc. (A)	565	30,962
Northrim BanCorp, Inc.	1,530	38,464
Norwood Financial Corp.	1,188	29,451
OceanFirst Financial Corp.	1,393	24,559
OFG Bancorp	4,824	64,497
Old National Bancorp	12,650	174,064
Old Second Bancorp, Inc.	2,721	21,169
Pacific Mercantile Bancorp (A)	762	2,789
Pacific Premier Bancorp, Inc.	3,858	83,641
PacWest Bancorp	9,138	180,110
Peapack-Gladstone Financial Corp.	1,625	30,436
Penns Woods Bancorp, Inc.	1,188	26,979
Peoples Bancorp, Inc.	2,153	45,816
People's United Financial, Inc.	24,691	285,675
People's Utah Bancorp	518	11,639
Pinnacle Financial Partners, Inc.	11,736	492,795
Popular, Inc.	7,939	295,093
Premier Financial Bancorp, Inc.	2,821	36,165
Prosperity Bancshares, Inc.	295	17,517
QCR Holdings, Inc.	1,211	37,759
Renasant Corp.	4,029	100,322
Republic Bancorp, Inc., Class A	1,724	56,392
S&T Bancorp, Inc. (B)	3,436	80,574
Sandy Spring Bancorp, Inc.	2,800	69,384
Seacoast Banking Corp. of Florida (A)	1,191	24,296
Shore Bancshares, Inc.	2,225	24,675
Sierra Bancorp	1,759	33,210
Simmons First National Corp., Class A	6,232	106,630
South State Corp.	3,656	174,245
Southern First Bancshares, Inc. (A)	237	6,567
Southern National Bancorp of Virginia, Inc.	3,850	37,307
Southside Bancshares, Inc.	374	10,367
Sterling Bancorp	11,335	132,846
Synovus Financial Corp.	338	6,939
TCF Financial Corp.	8,981	264,221
Texas Capital Bancshares, Inc. (A)	2,159	66,648
The Bancorp, Inc. (A)	4,825	47,285
The Bank of NT Butterfield & Son, Ltd.	576	14,049
The First Bancorp, Inc.	1,769	38,387
The First Bancshares, Inc.	311	6,998
The First of Long Island Corp.	1,039	16,977
Towne Bank	4,414	83,160
TriCo Bancshares	721	21,954
TriState Capital Holdings, Inc. (A)	1,242	19,512
Triumph Bancorp, Inc. (A)	997	24,197
Trustmark Corp.	5,532	135,645
Umpqua Holdings Corp.	17,304	184,115
United Bankshares, Inc.	7,105	196,524
United Community Banks, Inc. (B)	5,084	102,290
Univest Financial Corp.	2,460	39,704
Valley National Bancorp	27,685	216,497
Washington Trust Bancorp, Inc.	635	20,796
Webster Financial Corp.	466	13,332
WesBanco, Inc.	6,160	125,110

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wintrust Financial Corp.	1,992	$86,891
Zions Bancorp NA	8,491	288,694
		10,732,337
Capital markets – 1.9%
Blucora, Inc. (A)(B)	6,814	77,816
Cowen, Inc., Class A	5,088	82,476
GAIN Capital Holdings, Inc.	2,895	17,428
Houlihan Lokey, Inc.	9,493	528,191
INTL. FCStone, Inc. (A)(B)	1,705	93,775
Invesco, Ltd. (B)	20,349	218,955
Janus Henderson Group PLC	9,615	203,453
Legg Mason, Inc.	4,561	226,910
Oppenheimer Holdings, Inc., Class A	1,974	43,013
Piper Sandler Companies	686	40,584
Stifel Financial Corp. (B)	7,553	358,239
Virtus Investment Partners, Inc.	418	48,609
Waddell & Reed Financial, Inc., Class A (B)	5,265	81,660
		2,021,109
Consumer finance – 1.6%
Ally Financial, Inc.	21,341	423,192
Asta Funding, Inc. (A)	344	4,448
Encore Capital Group, Inc. (A)	10,130	346,243
EZCORP, Inc., Class A (A)	3,087	19,448
LendingClub Corp. (A)	3,292	14,979
Navient Corp.	18,244	128,255
Nelnet, Inc., Class A	2,648	126,416
Nicholas Financial, Inc. (A)	75	578
OneMain Holdings, Inc.	7,990	196,075
PRA Group, Inc. (A)(B)	1,882	72,758
Regional Management Corp. (A)	573	10,148
Santander Consumer USA Holdings, Inc. (B)	16,731	308,018
SLM Corp.	3,868	27,192
		1,677,750
Diversified financial services – 0.4%
Cannae Holdings, Inc. (A)	1,026	42,169
Jefferies Financial Group, Inc.	3,864	60,085
Marlin Business Services Corp.	1,698	14,365
NewStar Financial, Inc. (A)(C)	5,739	583
On Deck Capital, Inc. (A)	2,096	1,506
Voya Financial, Inc.	7,710	359,672
		478,380
Insurance – 3.4%
Ambac Financial Group, Inc. (A)	1,536	21,996
American Equity Investment Life Holding Company	7,384	182,459
American National Insurance Company	1,609	115,961
Argo Group International Holdings, Ltd.	3,091	107,660
Assured Guaranty, Ltd.	8,030	196,012
Athene Holding, Ltd., Class A (A)	10,718	334,294
Axis Capital Holdings, Ltd.	3,625	147,030
Brighthouse Financial, Inc. (A)	2,544	70,774
CNO Financial Group, Inc.	16,225	252,623
Donegal Group, Inc., Class A	2,876	40,897
Employers Holdings, Inc. (B)	2,717	81,918
Enstar Group, Ltd. (A)(B)	483	73,788
Everest Re Group, Ltd.	63	12,991
FBL Financial Group, Inc., Class A	3,170	113,771
FedNat Holding Company	1,090	12,066
First American Financial Corp.	439	21,081
Genworth Financial, Inc., Class A (A)	14,291	33,012
Global Indemnity, Ltd.	1,990	47,641
Greenlight Capital Re, Ltd., Class A (A)	2,616	17,056
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hallmark Financial Services, Inc. (A)	4,008	$13,988
Heritage Insurance Holdings, Inc.	10,722	140,351
Horace Mann Educators Corp. (B)	3,603	132,338
Independence Holding Company	2,247	68,736
Investors Title Company	189	22,929
James River Group Holdings, Ltd.	389	17,505
Lincoln National Corp.	941	34,619
Maiden Holdings, Ltd. (A)	7,320	9,077
MBIA, Inc. (A)	10,305	74,711
Mercury General Corp.	1,185	48,289
National General Holdings Corp.	6,267	135,430
National Western Life Group, Inc., Class A	221	44,905
Old Republic International Corp.	13,149	214,460
ProAssurance Corp.	2,100	30,387
Protective Insurance Corp., Class B	1,154	17,391
Reinsurance Group of America, Inc.	2,994	234,849
Safety Insurance Group, Inc.	612	46,671
State Auto Financial Corp.	3,787	67,598
Stewart Information Services Corp.	2,162	70,287
Third Point Reinsurance, Ltd. (A)	2,292	17,213
United Fire Group, Inc.	1,897	52,566
United Insurance Holdings Corp.	1,482	11,589
Unum Group	11,366	188,562
White Mountains Insurance Group, Ltd.	119	105,668
		3,683,149
Thrifts and mortgage finance – 1.6%
Axos Financial, Inc. (A)	1,233	27,225
Capitol Federal Financial, Inc.	12,278	135,181
ESSA Bancorp, Inc.	897	12,486
Federal Agricultural Mortgage Corp., Class C (B)	1,163	74,444
Flagstar Bancorp, Inc.	4,596	135,260
Hingham Institution for Savings	106	17,785
Home Bancorp, Inc.	902	24,129
HomeStreet, Inc.	1,732	42,625
Kearny Financial Corp.	5,361	43,853
Meridian Bancorp, Inc.	1,625	18,850
Meta Financial Group, Inc.	2,595	47,151
Mr. Cooper Group, Inc. (A)	2,737	34,048
New York Community Bancorp, Inc.	28,861	294,382
Northfield Bancorp, Inc.	4,819	55,515
Northwest Bancshares, Inc.	8,845	90,440
PennyMac Financial Services, Inc.	673	28,125
Premier Financial Corp. (B)	3,941	69,637
Provident Financial Holdings, Inc.	1,778	23,843
Provident Financial Services, Inc.	4,435	64,086
Prudential Bancorp, Inc.	1,696	20,420
Radian Group, Inc.	5,799	89,942
Riverview Bancorp, Inc.	5,483	30,979
Southern Missouri Bancorp, Inc.	1,012	24,592
Territorial Bancorp, Inc.	1,722	40,966
TrustCo Bank Corp.	9,134	57,818
Walker & Dunlop, Inc.	517	26,269
Washington Federal, Inc.	2,236	60,014
Waterstone Financial, Inc.	3,099	45,958
Western New England Bancorp, Inc.	4,739	27,439
WSFS Financial Corp.	3,099	88,941
		1,752,403
		20,345,128
Health care – 14.1%
Biotechnology – 3.7%
Achillion Pharmaceuticals, Inc. (A)(C)	10,940	5,032
Aimmune Therapeutics, Inc. (A)	19,396	324,107
Amicus Therapeutics, Inc. (A)	28,769	433,837

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Anika Therapeutics, Inc. (A)	533	$20,110
Arena Pharmaceuticals, Inc. (A)	7,022	442,035
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,138	448,749
Calithera Biosciences, Inc. (A)	2,020	10,666
Chimerix, Inc. (A)	2,352	7,291
Concert Pharmaceuticals, Inc. (A)	1,198	11,920
Emergent BioSolutions, Inc. (A)	4,650	367,722
Enanta Pharmaceuticals, Inc. (A)	400	20,084
Five Prime Therapeutics, Inc. (A)	1,389	8,473
Global Blood Therapeutics, Inc. (A)	5,963	376,444
Ligand Pharmaceuticals, Inc. (A)	163	18,232
Myriad Genetics, Inc. (A)	1,802	20,435
Oyster Point Pharma, Inc. (A)	9,899	285,883
PDL BioPharma, Inc. (A)	10,320	30,031
Prothena Corp. PLC (A)	779	8,148
Retrophin, Inc. (A)	21,832	445,591
Vanda Pharmaceuticals, Inc. (A)	814	9,312
Veracyte, Inc. (A)	14,327	371,069
Vericel Corp. (A)	28,096	388,287
		4,053,458
Health care equipment and supplies – 3.8%
AngioDynamics, Inc. (A)	5,377	54,684
AtriCure, Inc. (A)	10,875	488,831
Avanos Medical, Inc. (A)	3,306	97,163
Cantel Medical Corp.	630	27,865
Cardiovascular Systems, Inc. (A)	11,608	366,232
CONMED Corp. (B)	855	61,551
CryoLife, Inc. (A)	11,140	213,554
FONAR Corp. (A)	463	9,894
Globus Medical, Inc., Class A (A)	7,259	346,327
Haemonetics Corp. (A)	2,570	230,169
ICU Medical, Inc. (A)	2,177	401,243
Inogen, Inc. (A)	400	14,208
Integer Holdings Corp. (A)	2,433	177,731
Integra LifeSciences Holdings Corp. (A)	7,716	362,575
Invacare Corp.	3,396	21,633
Kewaunee Scientific Corp.	83	771
Merit Medical Systems, Inc. (A)(B)	1,549	70,712
Natus Medical, Inc. (A)	613	13,376
Orthofix Medical, Inc. (A)	541	17,312
Quidel Corp. (A)	2,964	663,165
RTI Surgical Holdings, Inc. (A)	4,931	15,681
Wright Medical Group NV (A)	14,656	435,576
		4,090,253
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)	11,075	278,204
Addus HomeCare Corp. (A)	824	76,269
AMN Healthcare Services, Inc. (A)	199	9,003
Brookdale Senior Living, Inc. (A)(B)	14,058	41,471
Covetrus, Inc. (A)	4,275	76,480
Cross Country Healthcare, Inc. (A)	2,734	16,841
DaVita, Inc. (A)	2,607	206,318
Digirad Corp. (A)	310	868
HealthEquity, Inc. (A)	7,114	417,378
LHC Group, Inc. (A)	4,022	701,115
Magellan Health, Inc. (A)	2,125	155,083
MedCath Corp. (A)(C)	3,806	1,903
MEDNAX, Inc. (A)(B)	6,772	115,801
National HealthCare Corp.	1,628	103,280
Owens & Minor, Inc. (B)	5,919	45,103
Patterson Companies, Inc.	4,209	92,598
Premier, Inc., Class A (A)	1,879	64,412
Select Medical Holdings Corp. (A)	9,218	135,781
Surgery Partners, Inc. (A)	814	9,418
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
The Pennant Group, Inc. (A)	526	$11,888
The Providence Service Corp. (A)(B)	887	69,993
Triple-S Management Corp., Class B (A)(B)	2,760	52,495
		2,681,702
Health care technology – 0.4%
Allscripts Healthcare Solutions, Inc. (A)	9,018	61,052
Evolent Health, Inc., Class A (A)	2,142	15,251
HealthStream, Inc. (A)	1,369	30,296
HMS Holdings Corp. (A)	10,706	346,767
NextGen Healthcare, Inc. (A)	1,561	17,140
		470,506
Life sciences tools and services – 0.7%
Harvard Bioscience, Inc. (A)	6,562	20,342
Luminex Corp. (B)	2,011	65,418
Medpace Holdings, Inc. (A)	300	27,906
Syneos Health, Inc. (A)	10,696	623,042
		736,708
Pharmaceuticals – 3.0%
AMAG Pharmaceuticals, Inc. (A)	1,505	11,513
Amphastar Pharmaceuticals, Inc. (A)	600	13,476
Assertio Holdings, Inc. (A)	2,796	2,396
Catalent, Inc. (A)	11,714	858,636
Cumberland Pharmaceuticals, Inc. (A)	956	3,183
Endo International PLC (A)	2,935	10,067
GW Pharmaceuticals PLC, ADR (A)	3,574	438,601
Horizon Therapeutics PLC (A)	9,679	537,959
Jazz Pharmaceuticals PLC (A)	914	100,851
Mallinckrodt PLC (A)(B)	6,663	17,857
Mylan NV (A)	26,458	425,435
Otonomy, Inc. (A)	1,716	6,212
Perrigo Company PLC	1,671	92,356
Prestige Consumer Healthcare, Inc. (A)	1,934	72,641
Supernus Pharmaceuticals, Inc. (A)	15,117	359,029
Taro Pharmaceutical Industries, Ltd. (A)	303	20,146
Zogenix, Inc. (A)	11,725	316,692
		3,287,050
		15,319,677
Industrials – 19.7%
Aerospace and defense – 0.8%
AAR Corp. (B)	3,682	76,107
CPI Aerostructures, Inc. (A)	1,400	4,606
Cubic Corp. (B)	2,425	116,473
Curtiss-Wright Corp.	712	63,567
Ducommun, Inc. (A)(B)	1,674	58,372
Hexcel Corp. (B)	1,878	84,923
Moog, Inc., Class A	1,748	92,609
National Presto Industries, Inc.	244	21,323
Park Aerospace Corp.	2,083	23,205
SIFCO Industries, Inc. (A)	1,000	4,000
Spirit AeroSystems Holdings, Inc., Class A	477	11,419
Textron, Inc.	9,536	313,830
Vectrus, Inc. (A)	608	29,871
		900,305
Air freight and logistics – 0.6%
Atlas Air Worldwide Holdings, Inc. (A)	2,943	126,637
Echo Global Logistics, Inc. (A)(B)	2,257	48,796
Forward Air Corp.	1,054	52,510
Hub Group, Inc., Class A (A)	3,395	162,485
Radiant Logistics, Inc. (A)	1,875	7,369
XPO Logistics, Inc. (A)	3,657	282,503
		680,300

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines – 0.8%
Alaska Air Group, Inc. (B)	8,419	$305,273
Allegiant Travel Company	184	20,095
Copa Holdings SA, Class A	905	45,757
Hawaiian Holdings, Inc.	2,263	31,773
JetBlue Airways Corp. (A)	22,422	244,400
SkyWest, Inc.	4,337	141,473
Spirit Airlines, Inc. (A)(B)	5,299	94,322
		883,093
Building products – 1.4%
American Woodmark Corp. (A)	200	15,130
Apogee Enterprises, Inc.	1,785	41,126
Armstrong Flooring, Inc. (A)	1,831	5,475
Builders FirstSource, Inc. (A)	2,150	44,505
Gibraltar Industries, Inc. (A)	11,286	541,841
Griffon Corp.	3,371	62,431
Insteel Industries, Inc.	1,989	37,930
JELD-WEN Holding, Inc. (A)	7,464	120,245
Masonite International Corp. (A)	1,546	120,248
Owens Corning	1,189	66,299
PGT Innovations, Inc. (A)	784	12,293
Quanex Building Products Corp. (B)	3,929	54,535
Resideo Technologies, Inc. (A)(B)	4,444	52,084
UFP Industries, Inc.	6,126	303,298
		1,477,440
Commercial services and supplies – 1.8%
ABM Industries, Inc.	6,128	222,446
ACCO Brands Corp.	7,990	56,729
Acme United Corp.	733	16,844
ADT, Inc.	10,163	81,101
Brady Corp., Class A	631	29,543
BrightView Holdings, Inc. (A)	3,362	37,654
CECO Environmental Corp. (A)	1,395	9,193
Civeo Corp. (A)	8,078	4,980
Clean Harbors, Inc. (A)	1,695	101,666
Ennis, Inc.	2,608	47,309
Harsco Corp. (A)	1,730	23,372
Heritage-Crystal Clean, Inc. (A)	1,877	32,772
Herman Miller, Inc.	533	12,584
HNI Corp.	980	29,959
KAR Auction Services, Inc.	3,034	41,748
Kimball International, Inc., Class B	966	11,167
Matthews International Corp., Class A	1,190	22,729
McGrath RentCorp	2,300	124,223
Mobile Mini, Inc.	4,027	118,797
NL Industries, Inc.	3,260	11,117
PICO Holdings, Inc. (A)	2,493	21,016
Ritchie Brothers Auctioneers, Inc.	14,480	591,508
SP Plus Corp. (A)	1,277	26,447
Steelcase, Inc., Class A	4,596	55,428
Team, Inc. (A)	2,106	11,730
UniFirst Corp.	441	78,917
Viad Corp.	1,664	31,649
Virco Manufacturing Corp. (A)	1,200	3,144
VSE Corp.	1,368	42,942
		1,898,714
Construction and engineering – 1.5%
Aegion Corp. (A)(B)	3,021	47,943
Ameresco, Inc., Class A (A)(B)	4,187	116,315
Arcosa, Inc. (B)	4,310	181,882
Argan, Inc.	604	28,618
Dycom Industries, Inc. (A)	4,373	178,812
EMCOR Group, Inc.	1,077	71,233
Fluor Corp.	4,059	49,033
Granite Construction, Inc. (B)	4,459	85,345
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Great Lakes Dredge & Dock Corp. (A)	8,200	$75,932
IES Holdings, Inc. (A)	237	5,491
MasTec, Inc. (A)(B)	4,355	195,409
MYR Group, Inc. (A)	2,043	65,192
Northwest Pipe Company (A)	1,706	42,769
NV5 Global, Inc. (A)	290	14,741
Orion Group Holdings, Inc. (A)	4,263	13,386
Primoris Services Corp.	3,474	61,698
Quanta Services, Inc.	6,258	245,501
Sterling Construction Company, Inc. (A)	2,528	26,468
Tutor Perini Corp. (A)(B)	4,867	59,280
Valmont Industries, Inc.	328	37,267
		1,602,315
Electrical equipment – 1.1%
Acuity Brands, Inc.	150	14,361
AZZ, Inc.	1,638	56,216
Encore Wire Corp.	2,149	104,914
EnerSys	563	36,246
LSI Industries, Inc.	4,131	26,728
nVent Electric PLC	4,483	83,967
Powell Industries, Inc.	1,244	34,073
Preformed Line Products Company (B)	984	49,210
Regal Beloit Corp.	3,132	273,486
Sensata Technologies Holding PLC (A)	5,978	222,561
Thermon Group Holdings, Inc. (A)	15,048	219,249
Ultralife Corp. (A)	1,984	13,908
		1,134,919
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	2,110	252,504
Machinery – 5.4%
AGCO Corp.	3,829	212,356
Alamo Group, Inc.	4,161	427,085
Albany International Corp., Class A	604	35,461
Altra Industrial Motion Corp.	790	25,169
Astec Industries, Inc. (B)	2,911	134,808
Barnes Group, Inc. (B)	2,872	113,616
Briggs & Stratton Corp. (B)	4,976	6,519
Chart Industries, Inc. (A)(B)	2,822	136,839
CIRCOR International, Inc. (A)	1,614	41,125
Colfax Corp. (A)(B)	8,935	249,287
Columbus McKinnon Corp. (B)	2,578	86,234
Crane Company	1,471	87,466
EnPro Industries, Inc.	503	24,793
ESCO Technologies, Inc.	2,085	176,245
Federal Signal Corp.	4,369	129,890
Franklin Electric Company, Inc. (B)	1,637	85,975
FreightCar America, Inc. (A)	735	911
Gates Industrial Corp. PLC (A)	4,373	44,954
Gencor Industries, Inc. (A)	2,100	26,544
Graham Corp.	333	4,242
Helios Technologies, Inc.	4,854	180,812
Hillenbrand, Inc.	417	11,288
Hurco Companies, Inc.	1,054	29,480
Hyster-Yale Materials Handling, Inc.	970	37,500
John Bean Technologies Corp.	4,008	344,768
Kadant, Inc.	218	21,726
Kennametal, Inc.	1,872	53,745
LB Foster Company, Class A (A)	1,699	21,696
Lydall, Inc. (A)	338	4,583
Miller Industries, Inc.	1,706	50,788
Mueller Industries, Inc.	854	22,699
NN, Inc.	2,376	11,262
Oshkosh Corp.	2,932	209,990
Park-Ohio Holdings Corp.	749	12,426

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Perma-Pipe International Holdings, Inc. (A)	1,100	$6,182
RBC Bearings, Inc. (A)	3,827	512,971
Rexnord Corp.	3,804	110,887
Snap-on, Inc. (B)	2,258	312,756
SPX FLOW, Inc. (A)	2,346	87,834
Terex Corp.	1,593	29,901
The Eastern Company	1,471	26,287
The Gorman-Rupp Company	826	25,672
The Greenbrier Companies, Inc. (B)	3,369	76,645
The LS Starrett Company, Class A (A)	1,530	5,187
The Manitowoc Company, Inc. (A)	2,882	31,356
The Middleby Corp. (A)(B)	1,622	128,041
The Shyft Group, Inc.	34,476	580,576
The Timken Company	2,536	115,363
Titan International, Inc.	3,936	5,747
TriMas Corp. (A)	1,856	44,451
Trinity Industries, Inc. (B)	11,867	252,648
Twin Disc, Inc. (A)	1,650	9,141
Wabash National Corp.	3,712	39,421
Woodward, Inc.	5,225	405,199
		5,868,547
Marine – 0.2%
Costamare, Inc.	3,754	20,872
Eagle Bulk Shipping, Inc. (A)(B)	2,757	6,038
Genco Shipping & Trading, Ltd.	1,028	6,456
Kirby Corp. (A)	2,094	112,155
Matson, Inc. (B)	3,414	99,347
Scorpio Bulkers, Inc.	512	7,834
		252,702
Professional services – 2.1%
Acacia Research Corp. (A)	2,172	8,883
ASGN, Inc. (A)	1,215	81,016
CBIZ, Inc. (A)	5,471	131,140
CRA International, Inc.	1,251	49,415
Exponent, Inc.	7,641	618,386
Forrester Research, Inc. (A)	8,733	279,805
FTI Consulting, Inc. (A)	2,127	243,648
GP Strategies Corp. (A)	1,125	9,653
Heidrick & Struggles International, Inc.	1,972	42,635
Hill International, Inc. (A)	3,275	4,978
Huron Consulting Group, Inc. (A)	1,611	71,287
ICF International, Inc.	1,629	105,608
InnerWorkings, Inc. (A)	3,056	4,034
Kelly Services, Inc., Class A (B)	4,330	68,479
Korn Ferry	4,157	127,745
ManpowerGroup, Inc.	2,277	156,544
Mistras Group, Inc. (A)	1,232	4,866
Nielsen Holdings PLC	12,725	189,094
RCM Technologies, Inc. (A)	300	402
Resources Connection, Inc.	4,120	49,316
TrueBlue, Inc. (A)	2,519	38,465
		2,285,399
Road and rail – 1.6%
AMERCO	819	247,494
ArcBest Corp.	3,042	80,643
Covenant Transportation Group, Inc., Class A (A)	1,513	21,833
Hertz Global Holdings, Inc. (A)(B)	5,103	7,195
Knight-Swift Transportation Holdings, Inc. (B)	12,673	528,591
Marten Transport, Ltd.	6,037	151,891
P.A.M. Transportation Services, Inc. (A)	675	20,756
Patriot Transportation Holding, Inc.	450	3,780
Ryder System, Inc.	4,239	159,005
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Saia, Inc. (A)	1,894	$210,575
Schneider National, Inc., Class B	2,862	70,606
USA Truck, Inc. (A)	1,375	10,656
Werner Enterprises, Inc.	5,765	250,950
		1,763,975
Trading companies and distributors – 2.1%
Air Lease Corp. (B)	9,283	271,899
Applied Industrial Technologies, Inc.	205	12,790
Beacon Roofing Supply, Inc. (A)	3,249	85,676
BMC Stock Holdings, Inc. (A)	2,274	57,168
CAI International, Inc. (A)	1,738	28,955
DXP Enterprises, Inc. (A)	967	19,253
GATX Corp. (B)	3,186	194,282
Houston Wire & Cable Company (A)	3,039	7,172
Kaman Corp.	2,106	87,610
Lawson Products, Inc. (A)	591	19,066
MRC Global, Inc. (A)	2,745	16,223
MSC Industrial Direct Company, Inc., Class A	1,134	82,567
NOW, Inc. (A)(B)	9,114	78,654
Rush Enterprises, Inc., Class A	2,247	93,161
Rush Enterprises, Inc., Class B	1,545	55,095
SiteOne Landscape Supply, Inc. (A)	6,297	717,669
Textainer Group Holdings, Ltd. (A)	1,991	16,286
Titan Machinery, Inc. (A)	2,816	30,582
Transcat, Inc. (A)	1,532	39,618
Triton International, Ltd.	5,687	171,975
Univar Solutions, Inc. (A)	1,279	21,564
Veritiv Corp. (A)	889	15,077
WESCO International, Inc. (A)	4,088	143,515
Willis Lease Finance Corp. (A)	406	9,858
		2,275,715
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	4,124	126,566
		21,402,494
Information technology – 13.4%
Communications equipment – 0.7%
ADTRAN, Inc. (B)	5,269	57,590
BK Technologies Corp.	2,100	7,119
CalAmp Corp. (A)	900	7,209
Calix, Inc. (A)	1,577	23,497
CommScope Holding Company, Inc. (A)	5,208	43,383
Communications Systems, Inc.	1,800	9,126
Comtech Telecommunications Corp. (B)	3,221	54,403
Digi International, Inc. (A)	4,013	46,751
EchoStar Corp., Class A (A)(B)	4,430	123,863
Harmonic, Inc. (A)	4,356	20,691
Infinera Corp. (A)(B)	8,291	49,083
InterDigital, Inc.	1,773	100,405
NETGEAR, Inc. (A)(B)	3,391	87,793
NetScout Systems, Inc. (A)	5,458	139,506
Optical Cable Corp. (A)	931	2,328
Ribbon Communications, Inc. (A)	1,083	4,256
TESSCO Technologies, Inc.	1,750	9,625
		786,628
Electronic equipment, instruments and components – 3.8%
ADDvantage Technologies Group, Inc. (A)	428	1,472
Arlo Technologies, Inc. (A)	6,715	17,325
Arrow Electronics, Inc. (A)	7,383	507,138
Avnet, Inc.	9,371	261,310
Bel Fuse, Inc., Class B	1,641	17,608
Belden, Inc.	1,539	50,094
Benchmark Electronics, Inc. (B)	3,813	82,361

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
CTS Corp.	3,310	$66,332
Daktronics, Inc.	3,929	17,091
ePlus, Inc. (A)	950	67,146
Fabrinet (A)(B)	3,124	195,000
FARO Technologies, Inc. (A)	645	34,572
Flex, Ltd. (A)	22,654	232,204
Frequency Electronics, Inc. (A)	1,783	15,619
Insight Enterprises, Inc. (A)	2,944	144,845
Jabil, Inc.	9,420	302,194
Key Tronic Corp. (A)	1,900	9,975
Kimball Electronics, Inc. (A)	3,614	48,934
Knowles Corp. (A)	6,866	104,775
Methode Electronics, Inc.	1,177	36,793
MTS Systems Corp.	626	11,011
OSI Systems, Inc. (A)	1,047	78,148
PC Connection, Inc. (B)	2,691	124,755
Plexus Corp. (A)	3,089	217,960
RF Industries, Ltd.	120	559
Richardson Electronics, Ltd.	2,384	9,631
Rogers Corp. (A)	4,448	554,221
Sanmina Corp. (A)	5,879	147,210
ScanSource, Inc. (A)	2,542	61,237
SYNNEX Corp.	3,306	395,960
TTM Technologies, Inc. (A)(B)	9,753	115,671
Vishay Intertechnology, Inc.	10,845	165,603
Vishay Precision Group, Inc. (A)	1,686	41,442
		4,136,196
IT services – 1.5%
CACI International, Inc., Class A (A)	2,958	641,531
Conduent, Inc. (A)	5,456	13,040
DXC Technology Company	3,152	52,008
KBR, Inc.	7,595	171,267
ManTech International Corp., Class A	2,267	155,267
Perficient, Inc. (A)	2,608	93,314
Sykes Enterprises, Inc. (A)	3,751	103,753
Virtusa Corp. (A)	10,945	355,384
		1,585,564
Semiconductors and semiconductor equipment – 3.4%
Alpha & Omega Semiconductor, Ltd. (A)	3,869	42,095
Amkor Technology, Inc. (A)(B)	19,605	241,338
Amtech Systems, Inc. (A)	2,404	11,707
Axcelis Technologies, Inc. (A)(B)	3,360	93,576
AXT, Inc. (A)	4,229	20,130
Brooks Automation, Inc.	3,221	142,497
Cabot Microelectronics Corp.	2,219	309,639
Cohu, Inc. (B)	3,425	59,390
Diodes, Inc. (A)(B)	3,753	190,277
DSP Group, Inc. (A)	1,726	27,409
Entegris, Inc.	7,018	414,413
First Solar, Inc. (A)(B)	1,988	98,406
FormFactor, Inc. (A)	1,299	38,100
GSI Technology, Inc. (A)	3,507	25,180
Kulicke & Soffa Industries, Inc.	5,571	116,044
MACOM Technology Solutions Holdings, Inc. (A)	10,537	361,946
NeoPhotonics Corp. (A)	3,808	33,815
ON Semiconductor Corp. (A)	15,115	299,579
Onto Innovation, Inc. (A)	2,038	69,374
PDF Solutions, Inc. (A)	2,193	42,895
Photronics, Inc. (A)(B)	9,102	101,305
Power Integrations, Inc.	3,118	368,329
Rambus, Inc. (A)	4,286	65,147
Silicon Laboratories, Inc. (A)	2,805	281,257
Synaptics, Inc. (A)	1,879	112,965
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ultra Clean Holdings, Inc. (A)	2,706	$61,237
Veeco Instruments, Inc. (A)	2,996	40,416
		3,668,466
Software – 3.7%
Aware, Inc. (A)	2,160	7,085
Bottomline Technologies DE, Inc. (A)	5,533	280,910
Cerence, Inc. (A)	7,876	321,656
HubSpot, Inc. (A)	4,187	939,353
LogMeIn, Inc.	150	12,716
Mimecast, Ltd. (A)	14,690	611,662
OneSpan, Inc. (A)	1,048	29,271
Paylocity Holding Corp. (A)	5,192	757,461
Rapid7, Inc. (A)	10,294	525,200
Seachange International, Inc. (A)	5,428	8,196
The Descartes Systems Group, Inc. (A)	7,445	393,841
Verint Systems, Inc. (A)	402	18,162
Xperi Holding Corp. (B)	4,859	71,719
		3,977,232
Technology hardware, storage and peripherals – 0.3%
AstroNova, Inc.	1,439	11,454
Stratasys, Ltd. (A)(B)	2,906	46,089
Super Micro Computer, Inc. (A)(B)	4,794	136,102
Xerox Holdings Corp.	8,939	136,677
		330,322
		14,484,408
Materials – 6.3%
Chemicals – 3.2%
American Vanguard Corp.	2,118	29,144
Ashland Global Holdings, Inc.	2,215	153,057
Balchem Corp.	4,584	434,838
Cabot Corp.	1,132	41,941
CF Industries Holdings, Inc.	10,098	284,158
Core Molding Technologies, Inc. (A)	1,000	4,120
Element Solutions, Inc. (A)	14,525	157,596
Flotek Industries, Inc. (A)	1,771	2,125
FutureFuel Corp.	4,276	51,098
GCP Applied Technologies, Inc. (A)	567	10,535
Hawkins, Inc.	730	31,083
HB Fuller Company	3,426	152,800
Huntsman Corp.	12,404	222,900
Innospec, Inc.	1,994	154,037
Intrepid Potash, Inc. (A)	5,049	4,999
Kraton Corp. (A)	3,085	53,309
Kronos Worldwide, Inc.	1,438	14,970
LSB Industries, Inc. (A)	567	658
Minerals Technologies, Inc.	2,502	117,419
Olin Corp.	6,642	76,317
PolyOne Corp.	16,566	434,526
PQ Group Holdings, Inc. (A)	2,944	38,979
Quaker Chemical Corp.	1,931	358,490
Rayonier Advanced Materials, Inc.	800	2,248
Sensient Technologies Corp.	849	44,284
Stepan Company	1,533	148,854
The Mosaic Company	7,882	98,604
Trecora Resources (A)	2,774	17,393
Tredegar Corp.	1,654	25,472
Trinseo SA	940	20,830
Tronox Holdings PLC, Class A	4,982	35,970
Westlake Chemical Corp. (B)	4,522	242,605
		3,465,359
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)(B)	5,018	80,689
U.S. Concrete, Inc. (A)	268	6,646

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
United States Lime & Minerals, Inc. (B)	686	$57,926
		145,261
Containers and packaging – 0.7%
Graphic Packaging Holding Company	12,264	171,573
Greif, Inc., Class A	1,678	57,740
Greif, Inc., Class B	498	20,831
Sonoco Products Company	1,795	93,861
Westrock Company	14,417	407,424
		751,429
Metals and mining – 1.7%
Alcoa Corp. (A)	9,078	102,037
Allegheny Technologies, Inc. (A)	5,052	51,480
Ampco-Pittsburgh Corp. (A)	1,644	5,047
Carpenter Technology Corp.	4,255	103,311
Century Aluminum Company (A)	6,579	46,908
Coeur Mining, Inc. (A)	5,562	28,255
Commercial Metals Company	5,611	114,464
Ferroglobe PLC (A)	3,057	1,516
Friedman Industries, Inc.	1,511	7,631
Haynes International, Inc.	458	10,699
Hecla Mining Company	35,139	114,905
Materion Corp.	2,348	144,379
Nexa Resources SA	900	5,976
Olympic Steel, Inc.	2,383	28,000
Reliance Steel & Aluminum Company	5,192	492,877
Schnitzer Steel Industries, Inc., Class A (B)	4,262	75,182
Steel Dynamics, Inc.	9,847	256,908
SunCoke Energy, Inc.	6,433	19,042
Synalloy Corp. (A)	2,039	15,252
TimkenSteel Corp. (A)	2,689	10,460
United States Steel Corp. (B)	9,180	66,280
Universal Stainless & Alloy Products, Inc. (A)	1,562	13,433
Worthington Industries, Inc.	3,622	135,101
		1,849,143
Paper and forest products – 0.5%
Boise Cascade Company	2,384	89,662
Clearwater Paper Corp. (A)	1,597	57,700
Domtar Corp.	5,313	112,157
Louisiana-Pacific Corp.	2,408	61,765
Mercer International, Inc.	8,558	69,833
Neenah, Inc.	193	9,546
P.H. Glatfelter Company (B)	4,610	73,991
Resolute Forest Products, Inc. (A)	9,682	20,429
Schweitzer-Mauduit International, Inc. (B)	1,971	65,851
Verso Corp., Class A	1,405	16,804
		577,738
		6,788,930
Real estate – 2.1%
Equity real estate investment trusts – 1.5%
Easterly Government Properties, Inc.	14,656	338,847
QTS Realty Trust, Inc., Class A	11,046	707,938
STAG Industrial, Inc.	20,567	603,024
		1,649,809
Real estate management and development – 0.6%
CTO Realty Growth, Inc.	178	7,031
Cushman & Wakefield PLC (A)(B)	5,006	62,375
Forestar Group, Inc. (A)	695	10,481
FRP Holdings, Inc. (A)	722	29,299
Griffin Industrial Realty, Inc.	892	48,320
Jones Lang LaSalle, Inc.	2,871	297,034
Marcus & Millichap, Inc. (A)	853	24,618
Rafael Holdings, Inc., Class B (A)	500	7,185
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
RE/MAX Holdings, Inc., Class A	493	$15,495
Realogy Holdings Corp. (B)	9,825	72,803
Stratus Properties, Inc. (A)	1,025	20,305
Tejon Ranch Company (A)	1,709	24,610
The Howard Hughes Corp. (A)	447	23,222
The St. Joe Company (A)	1,296	25,168
		667,946
		2,317,755
Utilities – 0.1%
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc. (B)	720	45,713
TerraForm Power, Inc., Class A	3,126	57,643
		103,356
TOTAL COMMON STOCKS (Cost $114,957,261)		$107,028,399
PREFERRED SECURITIES – 0.0%
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,508	39,983
TOTAL PREFERRED SECURITIES (Cost $37,691)		$39,983
SHORT-TERM INVESTMENTS – 12.3%
Short-term funds – 12.3%
John Hancock Collateral Trust, 0.2429% (D)(E)	1,210,174	12,115,419
State Street Institutional Treasury Money Market Fund, Premier Class, 0.1136% (D)	587,236	587,236
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (D)	580,440	580,440
TOTAL SHORT-TERM INVESTMENTS (Cost $13,283,351)		$13,283,095
Total Investments (Small Cap Opportunities Trust) (Cost $128,278,303) – 111.0%		$120,351,477
Other assets and liabilities, net – (11.0%)		(11,885,250)
TOTAL NET ASSETS – 100.0%		$108,466,227
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 2.3%
Diversified telecommunication services – 1.5%
Bandwidth, Inc., Class A (A)(B)	34,841	$4,424,807

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media – 0.8%
Cardlytics, Inc. (A)(B)	32,247	$2,256,645
		6,681,452
Consumer discretionary – 18.7%
Auto components – 1.5%
Fox Factory Holding Corp. (A)(B)	53,252	4,399,148
Automobiles – 1.0%
Thor Industries, Inc. (B)	28,550	3,041,432
Diversified consumer services – 2.0%
Chegg, Inc. (A)(B)	86,176	5,796,198
Hotels, restaurants and leisure – 2.2%
DraftKings, Inc. (A)(C)	101,111	3,205,124
Penn National Gaming, Inc. (A)(B)	55,200	1,685,808
Planet Fitness, Inc., Class A (A)	29,030	1,758,347
		6,649,279
Household durables – 2.5%
Cavco Industries, Inc. (A)	18,354	3,539,569
Skyline Champion Corp. (A)	163,902	3,989,375
		7,528,944
Leisure products – 3.6%
BRP, Inc.	90,591	3,863,597
Polaris, Inc.	23,303	2,156,693
YETI Holdings, Inc. (A)	105,691	4,516,176
		10,536,466
Multiline retail – 0.9%
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	28,241	2,757,734
Specialty retail – 2.8%
Five Below, Inc. (A)	41,316	4,417,094
Floor & Decor Holdings, Inc., Class A (A)	65,506	3,776,421
		8,193,515
Textiles, apparel and luxury goods – 2.2%
Steven Madden, Ltd.	103,836	2,563,711
Wolverine World Wide, Inc.	171,718	4,088,606
		6,652,317
		55,555,033
Consumer staples – 1.3%
Beverages – 1.3%
The Boston Beer Company, Inc., Class A (A)	6,977	3,744,207
Financials – 6.0%
Banks – 3.0%
Ameris Bancorp	46,563	1,098,421
BancorpSouth Bank	55,771	1,268,233
Sterling Bancorp	260,909	3,057,853
Western Alliance Bancorp	94,121	3,564,362
		8,988,869
Capital markets – 1.5%
Ares Management Corp., Class A	75,264	2,987,981
Hamilton Lane, Inc., Class A	19,495	1,313,378
		4,301,359
Consumer finance – 0.8%
PRA Group, Inc. (A)(B)	62,427	2,413,428
Mortgage real estate investment trusts – 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	70,770	2,014,114
		17,717,770
Health care – 29.5%
Biotechnology – 14.7%
ACADIA Pharmaceuticals, Inc. (A)	42,096	2,040,393
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Acceleron Pharma, Inc. (A)	24,996	$2,381,369
Allakos, Inc. (A)(B)	18,992	1,364,765
Amicus Therapeutics, Inc. (A)	209,998	3,166,770
Apellis Pharmaceuticals, Inc. (A)	39,629	1,294,283
Arena Pharmaceuticals, Inc. (A)	55,950	3,522,053
Ascendis Pharma A/S, ADR (A)	8,850	1,308,915
Blueprint Medicines Corp. (A)	42,260	3,296,280
ChemoCentryx, Inc. (A)	29,174	1,678,672
Constellation Pharmaceuticals, Inc. (A)	31,679	951,954
CRISPR Therapeutics AG (A)	18,494	1,359,124
Global Blood Therapeutics, Inc. (A)(B)	22,031	1,390,817
Heron Therapeutics, Inc. (A)	91,545	1,346,627
ImmunoGen, Inc. (A)	322,465	1,483,339
Iovance Biotherapeutics, Inc. (A)	58,808	1,614,280
Karyopharm Therapeutics, Inc. (A)(B)	62,254	1,179,091
Kodiak Sciences, Inc. (A)(B)	24,854	1,345,098
Mersana Therapeutics, Inc. (A)	71,658	1,676,797
Mirati Therapeutics, Inc. (A)	25,802	2,945,814
Principia Biopharma, Inc. (A)	18,169	1,086,325
PTC Therapeutics, Inc. (A)	40,972	2,078,919
RAPT Therapeutics, Inc. (A)(B)	29,603	859,079
UroGen Pharma, Ltd. (A)(B)	49,500	1,292,940
Y-mAbs Therapeutics, Inc. (A)	67,421	2,912,587
		43,576,291
Health care equipment and supplies – 5.6%
Globus Medical, Inc., Class A (A)	60,828	2,902,104
Hill-Rom Holdings, Inc.	19,461	2,136,429
Insulet Corp. (A)	16,937	3,290,182
Kangji Medical Holdings Ltd. (A)	20,600	79,205
Novocure, Ltd. (A)	37,570	2,227,901
Tandem Diabetes Care, Inc. (A)(B)	61,161	6,050,042
		16,685,863
Health care providers and services – 2.2%
1Life Healthcare, Inc. (A)(B)	46,121	1,675,115
LHC Group, Inc. (A)	27,522	4,797,635
		6,472,750
Health care technology – 4.2%
Health Catalyst, Inc. (A)(B)	88,242	2,574,019
Livongo Health, Inc. (A)(B)	80,000	6,015,200
Omnicell, Inc. (A)	56,168	3,966,584
		12,555,803
Life sciences tools and services – 0.5%
NanoString Technologies, Inc. (A)(B)	46,656	1,369,354
Pharmaceuticals – 2.3%
MyoKardia, Inc. (A)	31,814	3,073,869
Reata Pharmaceuticals, Inc., Class A (A)(B)	9,271	1,446,461
Revance Therapeutics, Inc. (A)	86,925	2,122,709
		6,643,039
		87,303,100
Industrials – 15.6%
Aerospace and defense – 2.1%
Axon Enterprise, Inc. (A)(B)	18,239	1,789,793
Curtiss-Wright Corp.	48,741	4,351,596
		6,141,389
Building products – 1.6%
Advanced Drainage Systems, Inc.	97,076	4,795,554
Commercial services and supplies – 1.0%
Tetra Tech, Inc.	37,838	2,993,743
Construction and engineering – 2.2%
Argan, Inc.	73,414	3,478,355

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Comfort Systems USA, Inc.	77,300	$3,149,975
		6,628,330
Machinery – 4.6%
Chart Industries, Inc. (A)	32,531	1,577,428
ITT, Inc.	76,705	4,505,652
Kennametal, Inc. (B)	87,695	2,517,723
Rexnord Corp.	168,662	4,916,497
		13,517,300
Professional services – 1.5%
TriNet Group, Inc. (A)	71,093	4,332,407
Road and rail – 1.0%
Saia, Inc. (A)(B)	28,137	3,128,272
Trading companies and distributors – 1.6%
BMC Stock Holdings, Inc. (A)	115,814	2,911,564
Rush Enterprises, Inc., Class A	44,807	1,857,698
		4,769,262
		46,306,257
Information technology – 22.0%
Communications equipment – 0.5%
Lumentum Holdings, Inc. (A)(B)	18,389	1,497,416
Electronic equipment, instruments and components – 2.5%
II-VI, Inc. (A)(B)	68,247	3,222,623
Novanta, Inc. (A)	39,519	4,219,444
		7,442,067
IT services – 2.8%
Endava PLC, ADR (A)	48,675	2,351,003
LiveRamp Holdings, Inc. (A)	86,476	3,672,636
Perficient, Inc. (A)	64,400	2,304,232
		8,327,871
Semiconductors and semiconductor equipment – 5.4%
ACM Research, Inc., Class A (A)(B)	51,579	3,216,466
Entegris, Inc.	43,874	2,590,760
First Solar, Inc. (A)	63,842	3,160,179
MKS Instruments, Inc.	19,828	2,245,323
Tower Semiconductor, Ltd. (A)	253,499	4,839,296
		16,052,024
Software – 10.8%
2U, Inc. (A)(B)	79,133	3,003,889
Avalara, Inc. (A)	15,603	2,076,603
Five9, Inc. (A)(B)	28,431	3,146,459
HubSpot, Inc. (A)	13,335	2,991,707
j2 Global, Inc. (A)	28,871	1,824,936
Manhattan Associates, Inc. (A)(B)	37,114	3,496,139
Mimecast, Ltd. (A)	52,509	2,187,525
PagerDuty, Inc. (A)	116,938	3,346,766
Paylocity Holding Corp. (A)(B)	22,163	3,233,360
Q2 Holdings, Inc. (A)	31,020	2,661,206
Rapid7, Inc. (A)	79,521	4,057,161
		32,025,751
		65,345,129
Materials – 0.7%
Chemicals – 0.7%
Ingevity Corp. (A)	39,445	2,073,624
Real estate – 1.6%
Equity real estate investment trusts – 0.7%
Essential Properties Realty Trust, Inc.	148,718	2,206,975
Real estate management and development – 0.9%
Redfin Corp. (A)	60,056	2,516,947
		4,723,922
TOTAL COMMON STOCKS (Cost $244,277,046)		$289,450,494
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.3%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series D (A)(C)(D)	26,954	$1,065,492
Information technology – 0.6%
Software – 0.6%
MarkLogic Corp., Series F (A)(C)(D)	153,423	1,715,269
TOTAL PREFERRED SECURITIES (Cost $3,015,165)		$2,780,761
WARRANTS – 0.0%
DraftKings, Inc. (Expiration Date: 4-25-23) (A)(C)(E)	709	9,852
TOTAL WARRANTS (Cost $4,692)		$9,852
SHORT-TERM INVESTMENTS – 16.7%
Short-term funds – 15.1%
John Hancock Collateral Trust, 0.2429% (F)(G)	4,462,430	44,674,722
Repurchase agreement – 1.6%
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-20 at 0.070% to be repurchased at $4,700,009 on 7-1-20, collateralized by $4,417,140 Federal National Mortgage Association, 3.000% - 5.695% due 1-1-24 to 11-1-49 (valued at $4,794,001)	$4,700,000	4,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $49,376,031)		$49,374,722
Total Investments (Small Cap Stock Trust) (Cost $296,672,934) – 115.3%		$341,615,829
Other assets and liabilities, net – (15.3%)		(45,326,263)
TOTAL NET ASSETS – 100.0%		$296,289,566
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Consumer discretionary – 7.5%
Auto components – 2.4%
Cooper Tire & Rubber Company	150,820	$4,164,140
Gentherm, Inc. (A)	109,099	4,243,951
		8,408,091
Hotels, restaurants and leisure – 0.7%
Aramark	33,010	745,036
Wyndham Hotels & Resorts, Inc.	46,130	1,966,061
		2,711,097

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 3.0%
Helen of Troy, Ltd. (A)	22,280	$4,201,117
TRI Pointe Group, Inc. (A)	436,585	6,413,434
		10,614,551
Specialty retail – 0.4%
Monro, Inc.	16,570	910,356
The Cato Corp., Class A	70,696	578,293
		1,488,649
Textiles, apparel and luxury goods – 1.0%
Kontoor Brands, Inc.	195,670	3,484,883
		26,707,271
Consumer staples – 4.5%
Beverages – 0.9%
C&C Group PLC	1,182,861	3,371,817
Food products – 1.7%
Cranswick PLC	124,050	5,556,705
Post Holdings, Inc. (A)	4,095	358,804
		5,915,509
Household products – 1.9%
Spectrum Brands Holdings, Inc.	145,695	6,687,401
		15,974,727
Energy – 4.0%
Energy equipment and services – 1.4%
Bristow Group, Inc. (A)	74,634	1,039,652
SEACOR Holdings, Inc. (A)	135,693	3,842,826
		4,882,478
Oil, gas and consumable fuels – 2.6%
Dorian LPG, Ltd. (A)	393,423	3,045,094
Kosmos Energy, Ltd.	1,153,060	1,914,080
Magnolia Oil & Gas Corp., Class A (A)	519,600	3,148,776
Scorpio Tankers, Inc. (B)	80,322	1,028,919
		9,136,869
		14,019,347
Financials – 18.1%
Banks – 11.8%
1st Source Corp.	103,185	3,671,322
Atlantic Union Bankshares Corp.	189,950	4,399,242
Banc of California, Inc.	415,914	4,504,349
First Busey Corp.	229,283	4,276,128
First Midwest Bancorp, Inc.	397,176	5,302,300
Flushing Financial Corp.	254,936	2,936,863
Great Western Bancorp, Inc.	250,066	3,440,908
Hancock Whitney Corp.	127,225	2,697,170
International Bancshares Corp.	195,029	6,244,829
Synovus Financial Corp.	188,988	3,879,924
Webster Financial Corp.	12,125	346,896
		41,699,931
Capital markets – 1.2%
Solar Capital, Ltd.	267,414	4,281,298
Insurance – 4.0%
Alleghany Corp.	1,743	852,571
Argo Group International Holdings, Ltd.	28,420	989,869
Assured Guaranty, Ltd.	11,350	277,054
Kemper Corp. (B)	99,515	7,216,828
Reinsurance Group of America, Inc.	5,920	464,365
White Mountains Insurance Group, Ltd.	5,060	4,493,128
		14,293,815
Thrifts and mortgage finance – 1.1%
Northwest Bancshares, Inc.	367,455	3,757,227
		64,032,271
Health care – 3.4%
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies – 1.6%
Lantheus Holdings, Inc. (A)	250,580	$3,583,294
Natus Medical, Inc. (A)	91,865	2,004,494
		5,587,788
Health care providers and services – 0.3%
AMN Healthcare Services, Inc. (A)	29,290	1,325,080
Health care technology – 1.5%
Allscripts Healthcare Solutions, Inc. (A)	776,522	5,257,054
		12,169,922
Industrials – 30.7%
Aerospace and defense – 1.0%
Hexcel Corp.	79,390	3,590,016
Air freight and logistics – 1.4%
Forward Air Corp.	99,935	4,978,762
Building products – 3.5%
American Woodmark Corp. (A)	94,020	7,112,613
Tyman PLC	2,257,969	5,285,190
		12,397,803
Commercial services and supplies – 4.9%
ACCO Brands Corp.	677,845	4,812,700
BrightView Holdings, Inc. (A)	303,622	3,400,566
Clean Harbors, Inc. (A)	9,080	544,618
Matthews International Corp., Class A (B)	58,730	1,121,743
SP Plus Corp. (A)	162,013	3,355,289
Steelcase, Inc., Class A	238,200	2,872,692
UniFirst Corp.	6,590	1,179,281
		17,286,889
Construction and engineering – 2.9%
Primoris Services Corp.	259,680	4,611,917
Valmont Industries, Inc.	50,550	5,743,491
		10,355,408
Electrical equipment – 1.3%
Thermon Group Holdings, Inc. (A)	315,688	4,599,574
Machinery – 7.5%
Albany International Corp., Class A	33,854	1,987,568
ESCO Technologies, Inc.	31,552	2,667,091
Luxfer Holdings PLC	384,139	5,435,567
Mueller Industries, Inc.	291,695	7,753,253
TriMas Corp. (A)	368,621	8,828,473
		26,671,952
Professional services – 5.3%
CBIZ, Inc. (A)	126,813	3,039,708
Forrester Research, Inc. (A)	136,748	4,381,406
Huron Consulting Group, Inc. (A)	148,106	6,553,691
ICF International, Inc.	71,565	4,639,559
		18,614,364
Road and rail – 1.4%
Saia, Inc. (A)(B)	45,250	5,030,895
Trading companies and distributors – 1.5%
GATX Corp. (B)	86,205	5,256,781
		108,782,444
Information technology – 9.0%
Electronic equipment, instruments and components – 5.0%
Belden, Inc.	202,614	6,595,086
Coherent, Inc. (A)	28,230	3,697,565
CTS Corp.	206,520	4,138,661
Rogers Corp. (A)	25,702	3,202,469
		17,633,781
IT services – 1.8%
ExlService Holdings, Inc. (A)	38,890	2,465,626

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
WNS Holdings, Ltd., ADR (A)	74,239	$4,081,660
		6,547,286
Semiconductors and semiconductor equipment – 2.0%
Onto Innovation, Inc. (A)	208,406	7,094,140
Software – 0.2%
CDK Global, Inc.	17,240	714,081
		31,989,288
Materials – 6.1%
Chemicals – 3.9%
Element Solutions, Inc. (A)	417,560	4,530,526
Orion Engineered Carbons SA	443,555	4,697,247
Stepan Company	48,890	4,747,219
		13,974,992
Containers and packaging – 0.2%
Sealed Air Corp.	22,470	738,140
Paper and forest products – 2.0%
Louisiana-Pacific Corp.	60,947	1,563,291
Neenah, Inc.	110,285	5,454,696
		7,017,987
		21,731,119
Real estate – 10.9%
Equity real estate investment trusts – 10.9%
Alexander & Baldwin, Inc.	375,690	4,579,661
Brandywine Realty Trust	489,630	5,332,071
Corporate Office Properties Trust	234,607	5,944,941
Lexington Realty Trust	323,570	3,413,664
Physicians Realty Trust	382,130	6,694,918
PotlatchDeltic Corp.	200,537	7,626,422
RPT Realty	707,672	4,925,397
		38,517,074
Utilities – 2.0%
Gas utilities – 2.0%
New Jersey Resources Corp.	86,473	2,823,343
Spire, Inc.	55,320	3,635,077
UGI Corp.	21,165	673,047
		7,131,467
TOTAL COMMON STOCKS (Cost $384,154,429)		$341,054,930
SHORT-TERM INVESTMENTS – 5.9%
Short-term funds – 2.2%
John Hancock Collateral Trust, 0.2429% (C)(D)	786,429	7,873,177
Repurchase agreement – 3.7%
Bank of America Tri-Party Repurchase Agreement dated 6-30-20 at 0.090% to be repurchased at $13,200,033 on 7-1-20, collateralized by $15,462,000 Federal National Mortgage Association, 0.000% due 11-15-30 (valued at $13,464,047)	$13,200,000	13,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,073,099)		$21,073,177
Total Investments (Small Cap Value Trust) (Cost $405,227,528) – 102.1%		$362,128,107
Other assets and liabilities, net – (2.1%)		(7,486,434)
TOTAL NET ASSETS – 100.0%		$354,641,673
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
Small Cap Value Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Communication services – 2.1%
Media – 2.1%
Boston Omaha Corp., Class A (A)(B)	16,045	$256,720
Cable One, Inc.	1,092	1,938,136
Scholastic Corp.	12,445	372,603
		2,567,459
Consumer discretionary – 10.5%
Auto components – 1.8%
Dorman Products, Inc. (A)	9,807	657,755
LCI Industries	8,262	949,965
Visteon Corp. (A)	8,432	577,592
		2,185,312
Distributors – 1.1%
Pool Corp.	4,745	1,290,023
Diversified consumer services – 1.3%
Strategic Education, Inc.	10,034	1,541,724
Hotels, restaurants and leisure – 1.3%
BJ's Restaurants, Inc.	8,500	177,990
Marriott Vacations Worldwide Corp.	5,513	453,224
Papa John's International, Inc.	9,393	745,898
Red Robin Gourmet Burgers, Inc. (A)(B)	21,948	223,870
		1,600,982
Household durables – 1.3%
Cavco Industries, Inc. (A)	6,469	1,247,547
Meritage Homes Corp. (A)	5,107	388,745
		1,636,292
Specialty retail – 2.8%
Aaron's, Inc.	29,699	1,348,335
Express, Inc. (A)(B)	88,924	136,943
Lumber Liquidators Holdings, Inc. (A)(B)	34,962	484,573
Monro, Inc. (B)	9,697	532,753
Sportsman's Warehouse Holdings, Inc. (A)	65,316	930,753
		3,433,357
Textiles, apparel and luxury goods – 0.9%
Hanesbrands, Inc. (B)	28,766	324,768
Steven Madden, Ltd.	30,315	748,477
		1,073,245
		12,760,935
Consumer staples – 3.1%
Beverages – 0.4%
Coca-Cola Consolidated, Inc.	1,962	449,671
Food and staples retailing – 0.4%
Grocery Outlet Holding Corp. (A)	13,204	538,723
Food products – 2.3%
Nomad Foods, Ltd. (A)	68,928	1,478,506
Post Holdings, Inc. (A)	9,640	844,657
The Simply Good Foods Company (A)	25,280	469,702
		2,792,865
		3,781,259
Energy – 4.6%
Energy equipment and services – 1.9%
Cactus, Inc., Class A	32,836	677,407
ChampionX Corp. (A)	79,447	775,403
Dril-Quip, Inc. (A)	10,384	309,339
Frank's International NV (A)	18,106	40,376

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Liberty Oilfield Services, Inc., Class A (B)	83,710	$458,731
		2,261,256
Oil, gas and consumable fuels – 2.7%
International Seaways, Inc.	28,592	467,194
Kimbell Royalty Partners LP (B)	40,316	346,718
Kosmos Energy, Ltd.	114,904	190,741
Magnolia Oil & Gas Corp., Class A (A)	67,123	406,765
Matador Resources Company (A)(B)	46,100	391,850
REX American Resources Corp. (A)	10,177	705,978
WPX Energy, Inc. (A)	121,776	776,931
		3,286,177
		5,547,433
Financials – 27.6%
Banks – 14.5%
Atlantic Capital Bancshares, Inc. (A)	18,845	229,155
BankUnited, Inc.	47,601	963,920
BOK Financial Corp.	4,077	230,106
Columbia Banking System, Inc.	35,547	1,007,580
CrossFirst Bankshares, Inc. (A)	41,145	402,398
East West Bancorp, Inc.	17,831	646,195
FB Financial Corp. (B)	25,996	643,921
Glacier Bancorp, Inc. (B)	26,201	924,633
HarborOne Bancorp, Inc. (A)	74,693	637,878
Heritage Commerce Corp.	22,882	171,729
Heritage Financial Corp.	20,439	408,780
Home BancShares, Inc.	114,550	1,761,779
Hope Bancorp, Inc.	54,963	506,759
Howard Bancorp, Inc. (A)	39,245	416,782
Independent Bank Corp. (Massachusetts)	7,360	493,782
Live Oak Bancshares, Inc. (B)	21,500	311,965
National Bank Holdings Corp., Class A	32,108	866,916
Origin Bancorp, Inc.	22,079	485,738
Pinnacle Financial Partners, Inc.	26,367	1,107,150
Popular, Inc.	18,706	695,302
Prosperity Bancshares, Inc.	15,446	917,183
South State Corp.	14,017	668,050
Towne Bank	50,070	943,319
Webster Financial Corp.	25,918	741,514
Western Alliance Bancorp	30,104	1,140,038
Wintrust Financial Corp.	5,465	238,383
		17,560,955
Capital markets – 2.5%
Hamilton Lane, Inc., Class A	2,207	148,686
Hercules Capital, Inc.	56,220	588,623
Houlihan Lokey, Inc.	21,414	1,191,475
Main Street Capital Corp.	14,139	440,147
Virtus Investment Partners, Inc.	6,020	700,066
		3,068,997
Consumer finance – 1.2%
Green Dot Corp., Class A (A)	22,775	1,117,797
PRA Group, Inc. (A)(B)	9,164	354,280
		1,472,077
Diversified financial services – 0.5%
Cannae Holdings, Inc. (A)	10,599	435,619
Conyers Park II Acquisition Corp. (A)	18,812	220,100
		655,719
Insurance – 2.8%
Assured Guaranty, Ltd.	7,974	194,645
BRP Group, Inc., Class A (A)	24,433	421,958
Employers Holdings, Inc.	13,818	416,613
James River Group Holdings, Ltd.	6,236	280,620
Palomar Holdings, Inc. (A)	6,089	522,193
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Primerica, Inc.	353	$41,160
ProAssurance Corp.	21,682	313,739
Safety Insurance Group, Inc.	6,132	467,626
Selectquote, Inc. (A)	9,467	239,799
State Auto Financial Corp.	24,864	443,822
		3,342,175
Mortgage real estate investment trusts – 2.0%
Capstead Mortgage Corp.	98,548	541,029
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,137	1,056,919
PennyMac Mortgage Investment Trust	34,337	601,928
Redwood Trust, Inc.	33,111	231,777
		2,431,653
Thrifts and mortgage finance – 4.1%
Meridian Bancorp, Inc.	43,579	505,516
PCSB Financial Corp.	28,206	357,652
PennyMac Financial Services, Inc. (B)	39,025	1,630,855
Radian Group, Inc.	53,938	836,578
Walker & Dunlop, Inc.	6,355	322,898
WSFS Financial Corp.	44,456	1,275,887
		4,929,386
		33,460,962
Health care – 8.5%
Biotechnology – 1.3%
Acceleron Pharma, Inc. (A)	1,400	133,378
Legend Biotech Corp., ADR (A)	837	35,623
Momenta Pharmaceuticals, Inc. (A)	21,736	723,157
Radius Health, Inc. (A)	8,197	111,725
Ultragenyx Pharmaceutical, Inc. (A)(B)	3,458	270,485
Xencor, Inc. (A)	8,256	267,412
		1,541,780
Health care equipment and supplies – 4.9%
Atrion Corp.	1,494	951,693
Avanos Medical, Inc. (A)	19,105	561,496
Envista Holdings Corp. (A)	27,270	575,124
Mesa Laboratories, Inc. (B)	2,165	469,372
Quidel Corp. (A)(B)	11,898	2,662,059
West Pharmaceutical Services, Inc.	3,371	765,790
		5,985,534
Health care providers and services – 1.9%
Molina Healthcare, Inc. (A)	1,800	320,364
Option Care Health, Inc. (A)(B)	12,591	174,763
Select Medical Holdings Corp. (A)	53,059	781,559
The Ensign Group, Inc.	15,105	632,144
The Pennant Group, Inc. (A)	17,557	396,788
		2,305,618
Health care technology – 0.3%
Phreesia, Inc. (A)	12,053	340,859
Pharmaceuticals – 0.1%
Cara Therapeutics, Inc. (A)(B)	11,835	202,379
		10,376,170
Industrials – 13.3%
Aerospace and defense – 1.7%
Cubic Corp.	17,852	857,432
Parsons Corp. (A)	16,416	594,916
Triumph Group, Inc.	71,432	643,602
		2,095,950
Building products – 1.1%
UFP Industries, Inc.	26,817	1,327,710
Commercial services and supplies – 2.3%
Brady Corp., Class A	11,555	541,005

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
McGrath RentCorp	14,589	$787,952
MSA Safety, Inc.	5,739	656,771
Stericycle, Inc. (A)	15,438	864,219
		2,849,947
Construction and engineering – 0.8%
Aegion Corp. (A)	60,864	965,912
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	25,681	374,172
Machinery – 3.0%
Blue Bird Corp. (A)	22,961	344,185
CIRCOR International, Inc. (A)	20,345	518,391
ESCO Technologies, Inc.	14,014	1,184,603
Helios Technologies, Inc.	17,969	669,345
RBC Bearings, Inc. (A)	3,728	499,701
SPX Corp. (A)	9,113	375,000
		3,591,225
Marine – 0.3%
Kirby Corp. (A)	5,708	305,720
Professional services – 2.0%
Clarivate PLC (A)	34,513	770,675
FTI Consulting, Inc. (A)	13,509	1,547,456
Korn Ferry	4,900	150,577
		2,468,708
Road and rail – 1.0%
Landstar System, Inc.	8,048	903,871
Ryder System, Inc.	9,698	363,772
		1,267,643
Trading companies and distributors – 0.8%
Beacon Roofing Supply, Inc. (A)	24,142	636,625
Rush Enterprises, Inc., Class A	7,245	300,378
		937,003
		16,183,990
Information technology – 10.0%
Communications equipment – 0.7%
Harmonic, Inc. (A)	174,381	828,310
Electronic equipment, instruments and components – 3.4%
Belden, Inc. (B)	43,782	1,425,104
Knowles Corp. (A)	57,562	878,396
Littelfuse, Inc.	10,627	1,813,285
		4,116,785
IT services – 0.7%
I3 Verticals, Inc., Class A (A)	23,077	698,079
Shift4 Payments, Inc., Class A (A)(B)	2,561	90,916
		788,995
Semiconductors and semiconductor equipment – 2.9%
Cabot Microelectronics Corp.	6,768	944,407
Entegris, Inc.	15,865	936,828
MaxLinear, Inc. (A)	36,360	780,286
Onto Innovation, Inc. (A)	10,928	371,989
Semtech Corp. (A)(B)	9,525	497,396
		3,530,906
Software – 2.3%
Ceridian HCM Holding, Inc. (A)	19,331	1,532,368
Rosetta Stone, Inc. (A)	30,751	518,462
Workiva, Inc. (A)	6,427	343,780
Zendesk, Inc. (A)	4,887	432,646
		2,827,256
		12,092,252
Materials – 4.3%
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals – 1.5%
American Vanguard Corp.	23,177	$318,916
Minerals Technologies, Inc.	13,947	654,533
Quaker Chemical Corp. (B)	4,318	801,637
		1,775,086
Containers and packaging – 0.4%
Myers Industries, Inc.	35,469	516,074
Metals and mining – 1.7%
Alcoa Corp. (A)(B)	30,746	345,585
Carpenter Technology Corp.	21,180	514,250
Constellium SE (A)	70,713	543,076
Reliance Steel & Aluminum Company	6,683	634,417
		2,037,328
Paper and forest products – 0.7%
Clearwater Paper Corp. (A)	24,761	894,615
		5,223,103
Real estate – 8.7%
Equity real estate investment trusts – 7.9%
Acadia Realty Trust	18,320	237,794
American Campus Communities, Inc.	15,125	528,770
Cedar Realty Trust, Inc.	228,417	226,133
Douglas Emmett, Inc.	12,086	370,557
EastGroup Properties, Inc.	9,195	1,090,619
Healthcare Realty Trust, Inc.	28,488	834,414
JBG SMITH Properties	35,224	1,041,574
PotlatchDeltic Corp.	27,027	1,027,837
PS Business Parks, Inc.	6,233	825,249
Saul Centers, Inc.	17,586	567,500
Sunstone Hotel Investors, Inc.	90,847	740,403
Terreno Realty Corp.	30,353	1,597,782
Washington Real Estate Investment Trust	22,881	507,958
		9,596,590
Real estate management and development – 0.8%
The St. Joe Company (A)(B)	48,159	935,248
		10,531,838
Utilities – 5.9%
Electric utilities – 2.0%
MGE Energy, Inc.	10,308	664,969
PNM Resources, Inc. (B)	36,892	1,418,128
Portland General Electric Company	7,765	324,655
		2,407,752
Gas utilities – 3.4%
Chesapeake Utilities Corp.	18,001	1,512,084
ONE Gas, Inc. (B)	18,419	1,419,184
RGC Resources, Inc.	9,684	234,062
Southwest Gas Holdings, Inc.	13,046	900,826
		4,066,156
Water utilities – 0.5%
California Water Service Group	13,656	651,391
		7,125,299
TOTAL COMMON STOCKS (Cost $113,410,072)		$119,650,700
SHORT-TERM INVESTMENTS – 7.4%
Short-term funds – 7.4%
John Hancock Collateral Trust, 0.2429% (C)(D)	780,369	7,812,508

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (C)	500,000	$500,000
T. Rowe Price Government Reserve Fund, 0.2119% (C)	575,642	575,642
TOTAL SHORT-TERM INVESTMENTS (Cost $8,888,267)		$8,888,150
Total Investments (Small Company Value Trust) (Cost $122,298,339) – 106.0%		$128,538,850
Other assets and liabilities, net – (6.0%)		(7,220,909)
TOTAL NET ASSETS – 100.0%		$121,317,941
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	The rate shown is the annualized seven-day yield as of 6-30-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.6%
Communication services – 7.8%
Diversified telecommunication services – 1.7%
Alaska Communications Systems Group, Inc.	9,957	$27,780
Anterix, Inc. (A)	2,274	103,103
AT&T, Inc.	1,269,265	38,369,881
ATN International, Inc.	1,881	113,932
Bandwidth, Inc., Class A (A)(B)	3,241	411,607
BT Group PLC	1,795,321	2,539,030
Cellnex Telecom SA (A)(C)	50,568	3,088,579
CenturyLink, Inc.	175,961	1,764,889
Cincinnati Bell, Inc. (A)	8,505	126,299
Cogent Communications Holdings, Inc.	7,127	551,345
Consolidated Communications Holdings, Inc. (A)	12,475	84,456
Deutsche Telekom AG	673,114	11,294,336
Elisa OYJ	28,706	1,746,803
HKT Trust & HKT, Ltd.	767,421	1,126,166
IDT Corp., Class B (A)	3,022	19,734
Iliad SA	2,987	583,092
Infrastrutture Wireless Italiane SpA (C)	48,499	486,846
Iridium Communications, Inc. (A)	19,865	505,366
Koninklijke KPN NV	721,598	1,919,389
Liberty Latin America, Ltd., Class A (A)	10,458	101,652
Liberty Latin America, Ltd., Class C (A)	16,571	156,430
Nippon Telegraph & Telephone Corp.	259,916	6,055,896
Ooma, Inc. (A)(B)	3,719	61,289
Orange SA	402,765	4,816,245
ORBCOMM, Inc. (A)	13,714	52,799
PCCW, Ltd.	871,317	498,187
Proximus SADP	30,750	626,595
Singapore Telecommunications, Ltd.	1,484,752	2,641,222
Singapore Telecommunications, Ltd.	258,829	459,970
Spark New Zealand, Ltd.	371,970	1,100,534
Swisscom AG	5,238	2,746,812
Telecom Italia SpA	1,690,744	666,719
Telecom Italia SpA, Savings Shares	1,209,893	470,891
Telefonica Deutschland Holding AG	210,354	620,373
Telefonica SA	943,255	4,511,374
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telenor ASA	145,647	$2,126,572
Telia Company AB	510,178	1,908,678
Telstra Corp., Ltd.	841,557	1,826,708
TPG Telecom, Ltd. (A)	75,129	461,434
Tuas, Ltd. (A)	37,564	17,498
United Internet AG	20,700	879,481
Verizon Communications, Inc.	737,153	40,639,245
Vonage Holdings Corp. (A)	39,118	393,527
		138,702,764
Entertainment – 1.4%
Activision Blizzard, Inc.	137,256	10,417,730
AMC Entertainment Holdings, Inc., Class A (B)	9,228	39,588
Bollore SA	178,037	561,772
Cinemark Holdings, Inc.	57,179	660,417
Electronic Arts, Inc. (A)	51,428	6,791,067
Eros International PLC (A)(B)	12,445	39,326
Gaia, Inc. (A)	2,476	20,749
Glu Mobile, Inc. (A)	21,923	203,226
IMAX Corp. (A)	8,390	94,052
Konami Holdings Corp.	18,809	627,635
Liberty Media Corp.-Liberty Braves, Class A (A)	2,969	59,618
Liberty Media Corp.-Liberty Braves, Class C (A)	5,063	99,944
Live Nation Entertainment, Inc. (A)	25,309	1,121,948
LiveXLive Media, Inc. (A)	5,508	19,939
Netflix, Inc. (A)	78,348	35,651,474
Nexon Company, Ltd.	97,806	2,206,154
Nintendo Company, Ltd.	22,639	10,121,186
Square Enix Holdings Company, Ltd.	18,500	937,286
Take-Two Interactive Software, Inc. (A)	20,298	2,832,992
The Marcus Corp.	4,067	53,969
The Walt Disney Company	321,773	35,880,907
Toho Company, Ltd.	22,608	816,626
Ubisoft Entertainment SA (A)	18,269	1,512,863
Vivendi SA	167,506	4,328,303
World Wrestling Entertainment, Inc., Class A (B)	16,965	737,129
		115,835,900
Interactive media and services – 3.1%
Alphabet, Inc., Class A (A)	53,452	75,797,609
Alphabet, Inc., Class C (A)	52,100	73,649,081
Auto Trader Group PLC (C)	194,663	1,267,403
CarGurus, Inc. (A)	14,610	370,364
Cars.com, Inc. (A)	11,642	67,058
DHI Group, Inc. (A)	9,687	20,343
Eventbrite, Inc., Class A (A)(B)	10,826	92,779
EverQuote, Inc., Class A (A)	2,377	138,246
Facebook, Inc., Class A (A)	428,353	97,266,116
Kakaku.com, Inc.	27,000	687,804
Liberty TripAdvisor Holdings, Inc., Class A (A)	13,241	28,203
LINE Corp. (A)	12,200	614,017
QuinStreet, Inc. (A)	8,122	84,956
REA Group, Ltd.	10,620	800,254
Scout24 AG (C)	21,760	1,683,522
SEEK, Ltd.	67,299	1,029,598
The Meet Group, Inc. (A)	11,844	73,907
TripAdvisor, Inc. (B)	36,905	701,564
TrueCar, Inc. (A)	18,592	47,967
Twitter, Inc. (A)	139,776	4,163,927
Yelp, Inc. (A)	35,805	828,170

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Z Holdings Corp.	535,654	$2,628,841
		262,041,729
Media – 0.9%
Altice Europe NV (A)	125,689	486,106
AMC Networks, Inc., Class A (A)(B)	21,406	500,686
Boston Omaha Corp., Class A (A)	2,130	34,080
Cable One, Inc.	1,927	3,420,136
Cardlytics, Inc. (A)(B)	4,379	306,442
Central European Media Enterprises, Ltd., Class A (A)	14,947	52,912
Charter Communications, Inc., Class A (A)(B)	26,849	13,694,064
Comcast Corp., Class A	811,388	31,627,904
comScore, Inc. (A)	10,539	32,671
CyberAgent, Inc.	20,400	1,002,735
Daily Journal Corp. (A)(B)	196	52,920
Dentsu Group, Inc.	43,665	1,035,804
Discovery, Inc., Series A (A)(B)	28,506	601,477
Discovery, Inc., Series C (A)	56,355	1,085,397
DISH Network Corp., Class A (A)	45,809	1,580,869
Entercom Communications Corp., Class A	21,248	29,322
Entravision Communications Corp., Class A	12,227	17,485
Fox Corp., Class A	61,039	1,637,066
Fox Corp., Class B	28,370	761,451
Gannett Company, Inc. (B)	23,737	32,757
Gray Television, Inc. (A)	15,125	210,994
Hakuhodo DY Holdings, Inc.	46,973	560,620
Hemisphere Media Group, Inc. (A)	3,530	34,700
iHeartMedia, Inc., Class A (A)	10,252	85,604
Informa PLC	302,947	1,751,562
ITV PLC	730,120	674,797
JCDecaux SA (A)	17,246	322,161
John Wiley & Sons, Inc., Class A	16,000	624,000
Loral Space & Communications, Inc.	2,278	44,467
Media General, Inc. (A)(D)	23,288	2,215
Meredith Corp.	6,809	99,071
MSG Networks, Inc., Class A (A)(B)	6,821	67,869
National CineMedia, Inc. (B)	11,437	33,968
News Corp., Class A	69,271	821,554
News Corp., Class B	21,694	259,243
Omnicom Group, Inc.	38,173	2,084,246
Pearson PLC	155,045	1,103,736
Publicis Groupe SA	43,663	1,418,393
Schibsted ASA, B Shares (A)	19,796	467,594
Scholastic Corp.	4,940	147,904
SES SA	77,367	528,640
Sinclair Broadcast Group, Inc., Class A	8,819	162,799
TechTarget, Inc. (A)	3,995	119,970
TEGNA, Inc.	116,940	1,302,712
Telenet Group Holding NV	9,301	383,230
The EW Scripps Company, Class A	9,611	84,096
The Interpublic Group of Companies, Inc.	69,407	1,191,024
The New York Times Company, Class A	52,854	2,221,454
Tribune Publishing Company	3,039	30,360
ViacomCBS, Inc., Class B	96,301	2,245,739
WideOpenWest, Inc. (A)	8,950	47,167
WPP PLC	249,777	1,947,340
		79,071,513
Wireless telecommunication services – 0.7%
Boingo Wireless, Inc. (A)	7,514	100,086
Gogo, Inc. (A)(B)	10,245	32,374
KDDI Corp.	332,943	9,934,068
NTT DOCOMO, Inc.	235,752	6,258,745
Shenandoah Telecommunications Company	8,133	400,876
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Softbank Corp.	386,900	$4,931,518
SoftBank Group Corp.	316,474	15,959,042
Spok Holdings, Inc.	3,873	36,213
Tele2 AB, B Shares	100,757	1,341,262
Telephone & Data Systems, Inc.	35,755	710,809
T-Mobile US, Inc. (A)	103,111	10,739,011
Vodafone Group PLC	5,404,965	8,592,590
		59,036,594
		654,688,500
Consumer discretionary – 10.8%
Auto components – 0.4%
Adient PLC (A)	46,860	769,441
Aisin Seiki Company, Ltd.	32,658	957,269
American Axle & Manufacturing Holdings, Inc. (A)	19,110	145,236
Aptiv PLC (B)	45,404	3,537,880
BorgWarner, Inc.	36,931	1,303,664
Bridgestone Corp.	108,206	3,492,396
Cie Generale des Etablissements Michelin SCA (B)	34,280	3,573,107
Continental AG	22,201	2,182,607
Cooper Tire & Rubber Company	8,506	234,851
Cooper-Standard Holdings, Inc. (A)	3,069	40,664
Dana, Inc.	77,325	942,592
Delphi Technologies PLC (A)	31,628	449,434
Denso Corp.	87,495	3,431,295
Dorman Products, Inc. (A)	4,451	298,529
Faurecia SE (A)	15,306	601,351
Fox Factory Holding Corp. (A)	6,508	537,626
Gentex Corp.	89,692	2,311,363
Gentherm, Inc. (A)	5,477	213,055
JTEKT Corp.	41,293	322,423
Koito Manufacturing Company, Ltd.	21,066	852,321
LCI Industries	4,151	477,282
Lear Corp.	19,972	2,177,347
Modine Manufacturing Company (A)	8,882	49,029
Motorcar Parts of America, Inc. (A)	3,408	60,219
NGK Spark Plug Company, Ltd.	31,499	452,732
Pirelli & C. SpA (A)(B)(C)	80,796	343,733
Standard Motor Products, Inc.	3,522	145,106
Stanley Electric Company, Ltd.	26,367	638,281
Stoneridge, Inc. (A)	4,434	91,606
Sumitomo Electric Industries, Ltd.	152,143	1,755,076
Sumitomo Rubber Industries, Ltd. (B)	34,656	343,250
Tenneco, Inc., Class A (A)	8,873	67,080
The Goodyear Tire & Rubber Company	124,361	1,112,409
The Yokohama Rubber Company, Ltd. (B)	23,954	338,710
Toyoda Gosei Company, Ltd.	13,103	273,768
Toyota Industries Corp.	29,653	1,576,135
Valeo SA	46,186	1,218,171
Visteon Corp. (A)	14,855	1,017,568
Workhorse Group, Inc. (A)	10,928	190,038
XPEL, Inc. (A)	2,899	45,340
		38,569,984
Automobiles – 1.0%
Bayerische Motoren Werke AG	66,843	4,267,299
Daimler AG	172,710	7,026,509
Ferrari NV	25,464	4,361,861
Fiat Chrysler Automobiles NV (A)	221,441	2,240,561
Ford Motor Company	695,858	4,230,817
General Motors Company	224,343	5,675,878
Harley-Davidson, Inc.	56,104	1,333,592
Honda Motor Company, Ltd.	329,073	8,422,179
Isuzu Motors, Ltd.	111,246	1,010,930

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Mazda Motor Corp.	114,400	$691,192
Mitsubishi Motors Corp.	134,337	332,945
Nissan Motor Company, Ltd.	468,376	1,736,948
Peugeot SA (A)	118,529	1,943,771
Renault SA (A)	38,728	991,190
Subaru Corp.	124,427	2,605,460
Suzuki Motor Corp.	74,343	2,538,524
Thor Industries, Inc. (B)	20,218	2,153,824
Toyota Motor Corp.	428,300	26,933,244
Volkswagen AG	6,571	1,060,938
Winnebago Industries, Inc.	5,256	350,155
Yamaha Motor Company, Ltd.	56,413	888,502
		80,796,319
Distributors – 0.1%
Core-Mark Holding Company, Inc.	7,589	189,384
Funko, Inc., Class A (A)(B)	4,464	25,891
Genuine Parts Company	25,699	2,234,785
Jardine Cycle & Carriage, Ltd.	19,767	288,470
LKQ Corp. (A)	54,150	1,418,730
Pool Corp.	14,628	3,976,914
Weyco Group, Inc.	1,298	28,024
		8,162,198
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	27,760	864,724
American Public Education, Inc. (A)	2,516	74,474
Aspen Group, Inc. (A)	3,704	33,521
Benesse Holdings, Inc.	14,555	390,359
Carriage Services, Inc.	3,010	54,541
Collectors Universe, Inc.	1,709	58,585
Franchise Group, Inc.	3,295	72,095
Graham Holdings Company, Class B	1,565	536,279
Grand Canyon Education, Inc. (A)	17,330	1,568,885
H&R Block, Inc.	34,288	489,633
Houghton Mifflin Harcourt Company (A)	19,456	35,215
K12, Inc. (A)	6,745	183,734
Laureate Education, Inc., Class A (A)	18,277	182,130
OneSpaWorld Holdings, Ltd. (B)	7,937	37,859
Perdoceo Education Corp. (A)	11,702	186,413
Regis Corp. (A)(B)	4,123	33,726
Service Corp. International (B)	65,251	2,537,611
Strategic Education, Inc. (B)	11,847	1,820,292
Universal Technical Institute, Inc. (A)	5,291	36,772
Vivint Smart Home, Inc. (A)	11,792	204,355
WW International, Inc. (A)	25,055	635,896
		10,037,099
Hotels, restaurants and leisure – 1.6%
Accel Entertainment, Inc. (A)	7,216	69,490
Accor SA (A)	38,242	1,043,686
Aristocrat Leisure, Ltd.	116,032	2,077,727
BBX Capital Corp.	12,004	30,490
BJ's Restaurants, Inc.	3,248	68,013
Bloomin' Brands, Inc.	14,908	158,919
Boyd Gaming Corp.	42,981	898,303
Brinker International, Inc.	7,433	178,392
Caesars Entertainment Corp. (A)	205,439	2,491,975
Carnival Corp. (B)	84,396	1,385,782
Carrols Restaurant Group, Inc. (A)	6,467	31,300
Century Casinos, Inc. (A)	5,176	21,480
Chipotle Mexican Grill, Inc. (A)	4,571	4,810,338
Choice Hotels International, Inc.	11,557	911,847
Churchill Downs, Inc. (B)	19,256	2,563,936
Chuy's Holdings, Inc. (A)	3,010	44,789
Compass Group PLC	360,191	4,955,673
Cracker Barrel Old Country Store, Inc.	12,729	1,411,773
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Crown Resorts, Ltd.	75,512	$508,684
Darden Restaurants, Inc.	23,137	1,753,090
Dave & Buster's Entertainment, Inc. (B)	7,943	105,880
Del Taco Restaurants, Inc. (A)	5,647	33,487
Denny's Corp. (A)	9,386	94,799
Dine Brands Global, Inc. (B)	2,654	111,733
Domino's Pizza, Inc.	6,969	2,574,627
Dunkin' Brands Group, Inc.	30,075	1,961,792
El Pollo Loco Holdings, Inc. (A)(B)	3,200	47,232
Eldorado Resorts, Inc. (A)(B)	42,661	1,709,000
Everi Holdings, Inc. (A)	13,941	71,936
Evolution Gaming Group AB (C)	25,653	1,523,676
Fiesta Restaurant Group, Inc. (A)	3,486	22,241
Flutter Entertainment PLC	31,170	4,115,197
Galaxy Entertainment Group, Ltd.	437,153	2,998,759
GAN, Ltd. (A)	1,247	31,736
Genting Singapore, Ltd.	1,220,021	671,223
Golden Entertainment, Inc. (A)	3,054	27,242
GVC Holdings PLC	117,613	1,078,029
Hilton Grand Vacations, Inc. (A)	14,344	280,425
Hilton Worldwide Holdings, Inc.	49,392	3,627,842
InterContinental Hotels Group PLC	34,907	1,540,975
International Game Technology PLC	16,717	148,781
Jack in the Box, Inc. (B)	12,147	899,971
La Francaise des Jeux SAEM (B)(C)	17,375	537,029
Las Vegas Sands Corp.	59,863	2,726,161
Lindblad Expeditions Holdings, Inc. (A)	4,632	35,759
Marriott International, Inc., Class A	47,944	4,110,239
Marriott Vacations Worldwide Corp.	20,199	1,660,560
McDonald's Corp.	132,459	24,434,712
McDonald's Holdings Company Japan, Ltd.	13,561	732,939
Melco Resorts & Entertainment, Ltd., ADR	44,100	684,432
MGM Resorts International (B)	87,863	1,476,098
Monarch Casino & Resort, Inc. (A)	2,168	73,885
Nathan's Famous, Inc.	590	33,182
Noodles & Company (A)(B)	5,691	34,431
Norwegian Cruise Line Holdings, Ltd. (A)(B)	45,666	750,292
Oriental Land Company, Ltd.	40,400	5,338,699
Papa John's International, Inc. (B)	13,637	1,082,914
Penn National Gaming, Inc. (A)(B)	69,971	2,136,914
PlayAGS, Inc. (A)	5,115	17,289
RCI Hospitality Holdings, Inc.	1,712	23,728
Red Robin Gourmet Burgers, Inc. (A)(B)	2,413	24,613
Red Rock Resorts, Inc., Class A	11,158	121,734
Royal Caribbean Cruises, Ltd. (B)	30,586	1,538,476
Ruth's Hospitality Group, Inc.	4,726	38,564
Sands China, Ltd.	489,882	1,929,761
Scientific Games Corp. (A)	29,765	460,167
SeaWorld Entertainment, Inc. (A)(B)	8,551	126,640
Shake Shack, Inc., Class A (A)(B)	5,936	314,489
Six Flags Entertainment Corp.	28,848	554,170
SJM Holdings, Ltd.	399,826	448,259
Sodexo SA	17,884	1,212,676
Starbucks Corp.	208,088	15,313,196
Tabcorp Holdings, Ltd.	409,856	966,709
Texas Roadhouse, Inc.	34,965	1,838,110
The Cheesecake Factory, Inc. (B)	7,219	165,459
The Wendy's Company	65,254	1,421,232
Twin River Worldwide Holdings, Inc.	3,121	69,567
Whitbread PLC	40,661	1,118,687
Wingstop, Inc.	5,015	696,935
Wyndham Destinations, Inc.	31,183	878,737
Wyndham Hotels & Resorts, Inc.	34,097	1,453,214

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wynn Macau, Ltd.	313,870	$544,387
Wynn Resorts, Ltd.	17,294	1,288,230
Yum! Brands, Inc.	53,618	4,659,940
		132,165,485
Household durables – 0.8%
Barratt Developments PLC	205,365	1,262,201
Beazer Homes USA, Inc. (A)	5,135	51,709
Casio Computer Company, Ltd.	39,248	684,705
Cavco Industries, Inc. (A)	1,469	283,297
Century Communities, Inc. (A)	4,950	151,767
D.R. Horton, Inc.	58,933	3,267,835
Electrolux AB, Series B (B)	45,578	766,845
Ethan Allen Interiors, Inc.	4,370	51,697
Garmin, Ltd.	25,862	2,521,545
GoPro, Inc., Class A (A)	21,909	104,287
Green Brick Partners, Inc. (A)	4,335	51,370
Hamilton Beach Brands Holding Company, Class B	853	10,151
Helen of Troy, Ltd. (A)	13,515	2,548,388
Hooker Furniture Corp.	2,298	44,696
Husqvarna AB, B Shares	84,323	693,981
Iida Group Holdings Company, Ltd.	29,700	456,440
Installed Building Products, Inc. (A)	3,871	266,247
iRobot Corp. (A)	4,663	391,226
KB Home	46,747	1,434,198
La-Z-Boy, Inc.	7,555	204,438
Legacy Housing Corp. (A)	1,672	23,776
Leggett & Platt, Inc.	23,568	828,415
Lennar Corp., A Shares	48,921	3,014,512
LGI Homes, Inc. (A)(B)	3,769	331,785
M/I Homes, Inc. (A)	4,724	162,695
MDC Holdings, Inc.	8,579	306,270
Meritage Homes Corp. (A)	6,282	478,186
Mohawk Industries, Inc. (A)	10,597	1,078,351
Newell Brands, Inc. (B)	67,995	1,079,761
Nikon Corp.	60,646	509,324
NVR, Inc. (A)	616	2,007,390
Panasonic Corp.	445,809	3,909,320
Persimmon PLC	64,326	1,820,526
PulteGroup, Inc.	44,903	1,528,049
Purple Innovation, Inc. (A)	2,479	44,622
Rinnai Corp.	7,278	609,483
SEB SA (B)	4,577	759,230
Sekisui Chemical Company, Ltd.	73,244	1,049,420
Sekisui House, Ltd.	125,726	2,400,380
Sharp Corp. (B)	42,900	460,082
Skyline Champion Corp. (A)	9,239	224,877
Sonos, Inc. (A)(B)	13,402	196,071
Sony Corp.	257,100	17,747,645
Taylor Morrison Home Corp. (A)	68,741	1,326,014
Taylor Wimpey PLC	662,386	1,169,117
Tempur Sealy International, Inc. (A)	15,857	1,140,911
The Berkeley Group Holdings PLC	25,432	1,309,753
The Lovesac Company (A)(B)	1,563	40,997
Toll Brothers, Inc.	42,334	1,379,665
TopBuild Corp. (A)	17,938	2,040,806
TRI Pointe Group, Inc. (A)	69,596	1,022,365
Tupperware Brands Corp. (B)	8,600	40,850
Turtle Beach Corp. (A)	2,429	35,755
Universal Electronics, Inc. (A)	2,357	110,355
VOXX International Corp. (A)	4,007	23,160
Whirlpool Corp. (B)	11,074	1,434,415
		66,891,356
Internet and direct marketing retail – 3.0%
1-800-Flowers.com, Inc., Class A (A)	4,235	84,785
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Amazon.com, Inc. (A)	74,637	$205,910,048
Booking Holdings, Inc. (A)	7,292	11,611,343
Delivery Hero SE (A)(C)	25,847	2,656,225
eBay, Inc.	117,666	6,171,582
Etsy, Inc. (A)(B)	43,469	4,617,712
Expedia Group, Inc.	24,131	1,983,568
Groupon, Inc. (A)(B)	3,910	70,849
GrubHub, Inc. (A)(B)	33,681	2,367,774
Just Eat Takeaway.com NV (A)(B)(C)	24,511	2,562,010
Liquidity Services, Inc. (A)	5,299	31,582
Mercari, Inc. (A)	17,100	530,975
Ocado Group PLC (A)	93,342	2,345,719
Overstock.com, Inc. (A)	6,817	193,807
PetMed Express, Inc.	3,308	117,897
Prosus NV (A)	98,413	9,175,774
Quotient Technology, Inc. (A)	14,682	107,472
Rakuten, Inc.	173,805	1,535,219
Shutterstock, Inc.	3,262	114,072
Stamps.com, Inc. (A)	2,794	513,230
Stitch Fix, Inc., Class A (A)(B)	9,502	236,980
The RealReal, Inc. (A)(B)	10,588	135,421
The Rubicon Project, Inc. (A)	17,486	116,632
US Auto Parts Network, Inc. (A)	3,793	32,847
Waitr Holdings, Inc. (A)	13,705	36,044
Zalando SE (A)(C)	30,623	2,172,411
ZOZO, Inc.	22,000	490,428
		255,922,406
Leisure products – 0.2%
Acushnet Holdings Corp.	5,708	198,581
Bandai Namco Holdings, Inc.	40,393	2,126,209
Brunswick Corp.	28,983	1,855,202
Callaway Golf Company (B)	15,768	276,098
Clarus Corp.	4,369	50,593
Escalade, Inc.	2,065	28,827
Hasbro, Inc.	22,699	1,701,290
Johnson Outdoors, Inc., Class A	902	82,100
Malibu Boats, Inc., Class A (A)	3,485	181,046
MasterCraft Boat Holdings, Inc. (A)	3,238	61,684
Mattel, Inc. (A)(B)	127,061	1,228,680
Nautilus, Inc. (A)	5,170	47,926
Polaris, Inc.	21,088	1,951,694
Sega Sammy Holdings, Inc.	34,936	418,785
Shimano, Inc.	14,981	2,880,676
Smith & Wesson Brands, Inc. (A)	9,259	199,254
Sturm Ruger & Company, Inc. (B)	2,831	215,156
Vista Outdoor, Inc. (A)	9,947	143,734
Yamaha Corp.	27,073	1,276,900
YETI Holdings, Inc. (A)	12,519	534,937
		15,459,372
Multiline retail – 0.5%
Big Lots, Inc.	6,639	278,838
Dillard's, Inc., Class A (B)	1,315	33,914
Dollar General Corp.	44,842	8,542,849
Dollar Tree, Inc. (A)	42,261	3,916,749
Isetan Mitsukoshi Holdings, Ltd.	67,828	390,350
Kohl's Corp.	28,100	583,637
Macy's, Inc.	52,814	363,360
Marui Group Company, Ltd.	38,341	693,562
Next PLC	26,806	1,622,969
Nordstrom, Inc. (B)	39,679	614,628
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	20,712	2,022,527
Pan Pacific International Holdings Corp.	83,200	1,831,788
Ryohin Keikaku Company, Ltd.	48,160	685,006
Target Corp.	89,074	10,682,645

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Wesfarmers, Ltd.	228,965	$7,119,022
		39,381,844
Specialty retail – 1.8%
Aaron's, Inc.	36,150	1,641,210
ABC-Mart, Inc.	6,664	390,933
Abercrombie & Fitch Company, Class A (B)	10,486	111,571
Advance Auto Parts, Inc.	12,310	1,753,560
American Eagle Outfitters, Inc. (B)	82,423	898,411
America's Car-Mart, Inc. (A)	1,048	92,088
Asbury Automotive Group, Inc. (A)(B)	3,254	251,632
At Home Group, Inc. (A)(B)	8,245	53,510
AutoNation, Inc. (A)	21,084	792,337
AutoZone, Inc. (A)	4,159	4,691,851
Bed Bath & Beyond, Inc. (B)	21,533	228,250
Best Buy Company, Inc.	40,494	3,533,911
Boot Barn Holdings, Inc. (A)	4,853	104,631
Caleres, Inc.	6,695	55,836
Camping World Holdings, Inc., Class A (B)	5,563	151,091
CarMax, Inc. (A)(B)	28,992	2,596,234
Chico's FAS, Inc.	21,671	29,906
Citi Trends, Inc.	2,027	40,986
Conn's, Inc. (A)	3,137	31,652
Designer Brands, Inc., Class A	10,645	72,067
Dick's Sporting Goods, Inc. (B)	23,865	984,670
Express, Inc. (A)	12,062	18,575
Fast Retailing Company, Ltd.	11,746	6,751,265
Five Below, Inc. (A)	20,414	2,182,461
Foot Locker, Inc. (B)	38,163	1,112,833
GameStop Corp., Class A (A)(B)	9,963	43,239
Genesco, Inc. (A)	2,484	53,803
Group 1 Automotive, Inc.	2,947	194,414
GrowGeneration Corp. (A)	5,113	34,973
Guess?, Inc. (B)	7,449	72,032
Haverty Furniture Companies, Inc.	3,063	49,008
Hennes & Mauritz AB, B Shares	162,091	2,365,927
Hibbett Sports, Inc. (A)(B)	2,868	60,056
Hikari Tsushin, Inc.	4,200	960,322
Hudson, Ltd., Class A (A)	7,172	34,928
Industria de Diseno Textil SA	220,255	5,844,125
JD Sports Fashion PLC	87,940	676,844
Kingfisher PLC	425,361	1,170,247
L Brands, Inc.	41,574	622,363
Lithia Motors, Inc., Class A	3,726	563,856
Lowe's Companies, Inc.	134,498	18,173,370
Lumber Liquidators Holdings, Inc. (A)(B)	4,922	68,219
MarineMax, Inc. (A)	3,548	79,440
Monro, Inc.	5,577	306,400
Murphy USA, Inc. (A)	14,692	1,654,172
National Vision Holdings, Inc. (A)	13,606	415,255
Nitori Holdings Company, Ltd.	16,211	3,178,474
Office Depot, Inc.	88,428	207,806
OneWater Marine, Inc. Class A (A)	887	21,536
O'Reilly Automotive, Inc. (A)	13,223	5,575,742
Rent-A-Center, Inc.	8,177	227,484
RH (A)(B)	8,904	2,216,206
Ross Stores, Inc.	63,310	5,396,544
Sally Beauty Holdings, Inc. (A)(B)	60,402	756,837
Shimamura Company, Ltd.	4,470	302,762
Shoe Carnival, Inc. (B)	1,678	49,115
Signet Jewelers, Ltd. (B)	8,916	91,567
Sleep Number Corp. (A)	4,608	191,877
Sonic Automotive, Inc., Class A	4,041	128,948
Sportsman's Warehouse Holdings, Inc. (A)	7,320	104,310
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Buckle, Inc. (B)	4,947	$77,569
The Cato Corp., Class A	4,028	32,949
The Children's Place, Inc. (B)	2,404	89,958
The Gap, Inc.	37,923	478,588
The Home Depot, Inc.	191,596	47,996,714
The Michaels Companies, Inc. (A)(B)	12,652	89,450
The TJX Companies, Inc.	213,393	10,789,150
Tiffany & Company	19,455	2,372,343
Tilly's, Inc., Class A	4,108	23,292
Tractor Supply Company	20,599	2,714,742
Ulta Beauty, Inc. (A)	10,032	2,040,709
Urban Outfitters, Inc. (A)(B)	37,382	568,954
USS Company, Ltd.	44,348	710,914
Williams-Sonoma, Inc.	28,481	2,335,727
Winmark Corp.	513	87,846
Yamada Denki Company, Ltd.	146,508	726,739
Zumiez, Inc. (A)	3,580	98,020
		151,697,336
Textiles, apparel and luxury goods – 1.3%
adidas AG (A)	38,442	10,135,292
Burberry Group PLC	81,699	1,614,380
Carter's, Inc.	15,974	1,289,102
Cie Financiere Richemont SA	105,414	6,799,236
Columbia Sportswear Company	10,414	839,160
Crocs, Inc. (A)	11,270	414,961
Deckers Outdoor Corp. (A)	14,969	2,939,762
EssilorLuxottica SA (A)	57,441	7,387,391
Fossil Group, Inc. (A)(B)	8,268	38,446
G-III Apparel Group, Ltd. (A)	7,496	99,622
Hanesbrands, Inc. (B)	62,000	699,980
Hermes International	6,398	5,371,809
Kering SA (B)	15,297	8,363,159
Kontoor Brands, Inc.	8,696	154,876
Lakeland Industries, Inc. (A)	1,398	31,357
LVMH Moet Hennessy Louis Vuitton SE (B)	56,085	24,761,244
Moncler SpA (A)	39,132	1,504,764
Movado Group, Inc.	3,027	32,813
NIKE, Inc., Class B	220,900	21,659,245
Oxford Industries, Inc.	2,771	121,952
Pandora A/S	20,191	1,102,721
Puma SE (A)	16,740	1,297,934
PVH Corp.	12,637	607,208
Ralph Lauren Corp.	8,511	617,218
Rocky Brands, Inc.	1,419	29,175
Skechers U.S.A., Inc., Class A (A)	49,878	1,565,172
Steven Madden, Ltd.	13,813	341,043
Superior Group of Companies, Inc.	2,157	28,904
Tapestry, Inc.	49,185	653,177
The Swatch Group AG	10,492	412,604
The Swatch Group AG, Bearer Shares	5,866	1,177,375
Under Armour, Inc., Class A (A)	33,571	326,982
Under Armour, Inc., Class C (A)(B)	35,008	309,471
Unifi, Inc. (A)	2,492	32,097
VF Corp. (B)	56,802	3,461,514
Wolverine World Wide, Inc.	13,412	319,340
		106,540,486
		905,623,885
Consumer staples – 8.0%
Beverages – 1.6%
Anheuser-Busch InBev SA/NV (B)	153,832	7,583,364
Asahi Group Holdings, Ltd. (B)	78,081	2,742,379
Brown-Forman Corp., Class B	32,488	2,068,186

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Budweiser Brewing Company APAC, Ltd. (C)	347,800	$1,018,161
Carlsberg A/S, Class B	21,609	2,865,529
Celsius Holdings, Inc. (A)(B)	5,895	69,384
Coca-Cola Amatil, Ltd.	102,515	617,496
Coca-Cola Bottlers Japan Holdings, Inc.	24,900	451,599
Coca-Cola Consolidated, Inc.	796	182,435
Coca-Cola European Partners PLC	41,458	1,565,454
Coca-Cola HBC AG	40,313	1,009,159
Constellation Brands, Inc., Class A	29,920	5,234,504
Craft Brew Alliance, Inc. (A)(B)	2,139	32,919
Davide Campari-Milano SpA (B)	117,303	992,026
Diageo PLC	471,890	15,684,371
Heineken Holding NV (B)	23,303	1,905,959
Heineken NV	52,377	4,829,565
Ito En, Ltd.	10,800	609,647
Kirin Holdings Company, Ltd. (B)	166,092	3,501,177
MGP Ingredients, Inc. (B)	2,202	80,824
Molson Coors Beverage Company, Class B	33,501	1,151,094
Monster Beverage Corp. (A)	66,598	4,616,573
National Beverage Corp. (A)	1,981	120,881
New Age Beverages Corp. (A)(B)	15,828	24,217
PepsiCo, Inc.	247,173	32,691,101
Pernod Ricard SA	42,891	6,753,888
Primo Water Corp.	26,352	362,340
Remy Cointreau SA (B)	4,559	621,966
Suntory Beverage & Food, Ltd.	28,159	1,098,714
The Boston Beer Company, Inc., Class A (A)	3,537	1,898,131
The Coca-Cola Company	688,592	30,766,291
Treasury Wine Estates, Ltd.	145,342	1,057,490
		134,206,824
Food and staples retailing – 1.4%
Aeon Company, Ltd.	132,078	3,072,731
BJ's Wholesale Club Holdings, Inc. (A)	68,334	2,546,808
Carrefour SA	122,226	1,895,486
Casey's General Stores, Inc.	13,477	2,015,081
Casino Guichard Perrachon SA (A)(B)	8,751	324,209
Coles Group, Ltd.	269,316	3,201,457
Colruyt SA	11,185	614,721
Cosmos Pharmaceutical Corp.	4,000	613,737
Costco Wholesale Corp.	78,654	23,848,679
Dairy Farm International Holdings, Ltd.	68,500	320,080
FamilyMart Company, Ltd.	51,164	878,378
Grocery Outlet Holding Corp. (A)(B)	23,481	958,025
HF Foods Group, Inc. (A)(B)	6,141	55,576
ICA Gruppen AB	20,291	964,523
Ingles Markets, Inc., Class A	2,482	106,900
J Sainsbury PLC	357,252	924,553
Jeronimo Martins SGPS SA (A)	50,712	887,457
Kobe Bussan Company, Ltd.	12,400	704,141
Koninklijke Ahold Delhaize NV	222,315	6,058,985
Lawson, Inc.	10,189	512,512
METRO AG	36,312	344,608
Natural Grocers by Vitamin Cottage, Inc.	1,733	25,787
Performance Food Group Company (A)	22,155	645,597
PriceSmart, Inc.	3,829	231,004
Rite Aid Corp. (A)(B)	9,289	158,470
Seven & i Holdings Company, Ltd.	152,229	4,979,947
SpartanNash Company	6,045	128,456
Sprouts Farmers Market, Inc. (A)	43,143	1,104,029
Sundrug Company, Ltd.	14,492	479,623
Sysco Corp.	90,428	4,942,794
Tesco PLC	1,977,931	5,563,253
The Andersons, Inc.	5,433	74,758
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
The Chefs' Warehouse, Inc. (A)	4,255	$57,783
The Kroger Company	140,054	4,740,828
Tsuruha Holdings, Inc.	7,498	1,035,572
United Natural Foods, Inc. (A)(B)	9,054	164,873
Village Super Market, Inc., Class A	1,631	45,211
Walgreens Boots Alliance, Inc.	131,267	5,564,408
Walmart, Inc.	252,246	30,214,026
Weis Markets, Inc.	1,607	80,543
Welcia Holdings Company, Ltd.	9,500	767,477
Wm Morrison Supermarkets PLC	486,430	1,145,901
Woolworths Group, Ltd.	254,650	6,564,054
		119,563,041
Food products – 2.1%
a2 Milk Company, Ltd. (A)	148,507	1,943,917
Ajinomoto Company, Inc.	94,396	1,566,498
Alico, Inc.	1,126	35,086
Archer-Daniels-Midland Company	98,957	3,948,384
Associated British Foods PLC	71,932	1,700,773
B&G Foods, Inc. (B)	10,796	263,206
Barry Callebaut AG	611	1,166,299
Calavo Growers, Inc. (B)	2,804	176,400
Calbee, Inc.	17,600	486,458
Cal-Maine Foods, Inc. (A)(B)	5,344	237,701
Campbell Soup Company	30,144	1,496,047
Chocoladefabriken Lindt & Spruengli AG	21	1,811,392
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	218	1,800,536
Conagra Brands, Inc.	86,769	3,051,666
Danone SA	124,730	8,657,901
Darling Ingredients, Inc. (A)(B)	87,255	2,148,218
Farmer Brothers Company (A)	3,109	22,820
Flowers Foods, Inc.	70,520	1,576,827
Fresh Del Monte Produce, Inc.	5,299	130,461
Freshpet, Inc. (A)	6,550	547,973
General Mills, Inc.	107,979	6,656,905
Hormel Foods Corp. (B)	49,925	2,409,880
Hostess Brands, Inc. (A)	20,741	253,455
Ingredion, Inc.	24,531	2,036,073
J&J Snack Foods Corp.	2,525	321,003
John B. Sanfilippo & Son, Inc.	1,498	127,824
Kellogg Company	44,562	2,943,766
Kerry Group PLC, Class A	30,885	3,836,758
Kerry Group PLC, Class A (London Stock Exchange)	1,204	148,903
Kikkoman Corp.	29,346	1,417,341
Lamb Weston Holdings, Inc. (B)	26,016	1,663,203
Lancaster Colony Corp.	10,441	1,618,251
Landec Corp. (A)	4,832	38,463
Limoneira Company	3,128	45,325
McCormick & Company, Inc.	22,026	3,951,685
MEIJI Holdings Company, Ltd.	23,200	1,846,165
Mondelez International, Inc., Class A	254,292	13,001,950
Mowi ASA	88,781	1,692,313
Nestle SA	600,948	66,627,481
NH Foods, Ltd.	16,641	669,643
Nisshin Seifun Group, Inc.	39,900	595,771
Nissin Foods Holdings Company, Ltd.	12,875	1,140,722
Orkla ASA	151,777	1,332,540
Pilgrim's Pride Corp. (A)	18,979	320,555
Post Holdings, Inc. (A)	23,473	2,056,704
Sanderson Farms, Inc.	10,649	1,234,113
Seneca Foods Corp., Class A (A)	1,284	43,412
The Hain Celestial Group, Inc. (A)(B)	28,755	906,070
The Hershey Company	26,258	3,403,562
The J.M. Smucker Company (B)	20,315	2,149,530

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Kraft Heinz Company	111,007	$3,540,013
The Simply Good Foods Company (A)	14,422	267,961
Tootsie Roll Industries, Inc. (B)	8,993	308,190
Toyo Suisan Kaisha, Ltd.	17,950	1,002,936
TreeHouse Foods, Inc. (A)	20,670	905,346
Tyson Foods, Inc., Class A	52,429	3,130,536
WH Group, Ltd. (C)	1,931,000	1,668,758
Wilmar International, Ltd.	387,303	1,145,553
Yakult Honsha Company, Ltd.	24,203	1,423,958
Yamazaki Baking Company, Ltd.	24,490	420,670
		171,071,850
Household products – 1.3%
Central Garden & Pet Company, Class A (A)	8,378	283,093
Church & Dwight Company, Inc.	43,804	3,386,049
Colgate-Palmolive Company	152,584	11,178,304
Energizer Holdings, Inc. (B)	23,319	1,107,419
Essity AB, B Shares (A)	122,494	3,971,426
Henkel AG & Company KGaA	20,976	1,754,858
Kimberly-Clark Corp.	60,666	8,575,139
Lion Corp.	45,300	1,089,538
Oil-Dri Corp. of America	1,132	39,280
Pigeon Corp. (B)	23,300	901,828
Reckitt Benckiser Group PLC	143,327	13,185,857
The Clorox Company	22,286	4,888,880
The Procter & Gamble Company	441,017	52,732,403
Unicharm Corp.	81,500	3,342,517
WD-40 Company (B)	2,286	453,314
		106,889,905
Personal products – 0.9%
Beiersdorf AG	20,381	2,317,608
BellRing Brands, Inc. Class A (A)	6,758	134,755
Coty, Inc., Class A	53,016	236,982
Edgewell Personal Care Company (A)	29,090	906,444
elf Beauty, Inc. (A)	4,456	84,976
Inter Parfums, Inc.	2,990	143,969
Kao Corp.	97,375	7,727,467
Kobayashi Pharmaceutical Company, Ltd.	9,900	870,451
Kose Corp.	6,700	811,015
Lifevantage Corp. (A)	2,615	35,355
L'Oreal SA (B)	50,713	16,367,436
Medifast, Inc. (B)	1,912	265,328
Nature's Sunshine Products, Inc. (A)	2,220	20,002
Nu Skin Enterprises, Inc., Class A	19,010	726,752
Pola Orbis Holdings, Inc. (B)	18,472	322,494
Shiseido Company, Ltd.	80,760	5,146,077
The Estee Lauder Companies, Inc., Class A	40,040	7,554,747
Unilever NV	295,003	15,728,884
Unilever PLC	235,961	12,727,992
USANA Health Sciences, Inc. (A)	1,962	144,070
Veru, Inc. (A)	9,278	30,989
		72,303,793
Tobacco – 0.7%
Altria Group, Inc.	331,054	12,993,870
British American Tobacco PLC	463,156	17,763,338
Imperial Brands PLC	191,104	3,637,979
Japan Tobacco, Inc.	242,666	4,506,975
Philip Morris International, Inc.	277,391	19,434,013
Swedish Match AB	34,305	2,420,412
Turning Point Brands, Inc.	1,513	37,689
Universal Corp.	4,107	174,589
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd.	22,755	$228,915
		61,197,780
		665,233,193
Energy – 2.8%
Energy equipment and services – 0.2%
Archrock, Inc.	22,423	145,525
Aspen Aerogels, Inc. (A)	4,141	27,248
Baker Hughes Company	116,690	1,795,859
Bristow Group, Inc. (A)	1,403	19,544
Cactus, Inc., Class A	8,276	170,734
ChampionX Corp. (A)	99,806	974,107
DMC Global, Inc. (B)	2,629	72,560
Dril-Quip, Inc. (A)	6,100	181,719
Frank's International NV (A)	27,417	61,140
Halliburton Company (B)	156,280	2,028,514
Helix Energy Solutions Group, Inc. (A)(B)	25,129	87,198
Liberty Oilfield Services, Inc., Class A	11,444	62,713
Matrix Service Company (A)	5,136	49,922
Nabors Industries, Ltd. (B)	1,282	47,460
National Energy Services Reunited Corp. (A)	4,369	30,059
National Oilwell Varco, Inc.	69,159	847,198
Newpark Resources, Inc. (A)	17,542	39,119
NexTier Oilfield Solutions, Inc. (A)	28,123	68,901
Oceaneering International, Inc. (A)	17,272	110,368
Oil States International, Inc. (A)	11,020	52,345
Patterson-UTI Energy, Inc.	31,776	110,263
ProPetro Holding Corp. (A)	14,016	72,042
RPC, Inc. (A)(B)	10,634	32,753
Schlumberger, Ltd.	247,228	4,546,523
SEACOR Holdings, Inc. (A)	3,314	93,852
Select Energy Services, Inc., Class A (A)	10,846	53,145
Solaris Oilfield Infrastructure, Inc., Class A (B)	5,804	43,066
TechnipFMC PLC	74,927	512,501
Tenaris SA (B)	95,276	619,162
Transocean, Ltd. (A)	311,620	570,265
U.S. Silica Holdings, Inc. (B)	13,037	47,064
		13,572,869
Oil, gas and consumable fuels – 2.6%
Ampol, Ltd.	50,453	1,028,048
Antero Midstream Corp.	102,973	525,162
Antero Resources Corp. (A)	41,843	106,281
Apache Corp.	67,236	907,686
Arch Resources, Inc.	2,598	73,809
Ardmore Shipping Corp.	6,478	28,115
Berry Corp.	12,703	61,355
BP PLC	4,090,144	15,669,510
Brigham Minerals, Inc., Class A	5,818	71,852
Cabot Oil & Gas Corp.	71,003	1,219,832
Chesapeake Energy Corp. (A)	1,969	9,648
Chevron Corp.	332,588	29,676,827
Cimarex Energy Company	37,397	1,028,044
Clean Energy Fuels Corp. (A)	23,549	52,279
CNX Resources Corp. (A)	100,244	867,111
Concho Resources, Inc.	35,041	1,804,612
ConocoPhillips	191,044	8,027,669
CONSOL Energy, Inc. (A)(B)	4,675	23,702
Contango Oil & Gas Company (A)	16,267	37,251
CVR Energy, Inc.	5,066	101,877
Delek US Holdings, Inc.	10,653	185,469
Devon Energy Corp.	68,175	773,105
DHT Holdings, Inc. (B)	18,799	96,439
Diamond S Shipping, Inc. (A)(B)	4,785	38,232

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Diamondback Energy, Inc.	28,114	$1,175,727
Dorian LPG, Ltd. (A)	6,029	46,664
ENEOS Holdings, Inc.	619,211	2,207,217
Energy Fuels, Inc. (A)(B)	21,163	31,956
Eni SpA	513,974	4,926,956
EOG Resources, Inc.	103,687	5,252,783
EQT Corp.	93,603	1,113,876
Equinor ASA	202,417	2,915,952
Equitrans Midstream Corp. (B)	148,865	1,237,068
Exxon Mobil Corp.	753,224	33,684,177
Falcon Minerals Corp. (B)	9,662	30,918
Frontline, Ltd.	19,808	138,260
Galp Energia SGPS SA	101,227	1,174,231
Golar LNG, Ltd. (B)	15,470	112,003
Green Plains, Inc. (A)	5,974	61,024
Gulfport Energy Corp. (A)	29,718	32,393
Hess Corp. (B)	46,508	2,409,579
HollyFrontier Corp.	26,532	774,734
Idemitsu Kosan Company, Ltd.	39,586	844,846
Inpex Corp.	206,741	1,290,944
International Seaways, Inc.	4,222	68,987
Kinder Morgan, Inc.	346,466	5,255,889
Koninklijke Vopak NV	14,252	754,391
Kosmos Energy, Ltd.	70,101	116,368
Lundin Energy AB (B)	37,526	915,845
Magnolia Oil & Gas Corp., Class A (A)	22,270	134,956
Marathon Oil Corp.	140,788	861,623
Marathon Petroleum Corp.	115,839	4,330,062
Matador Resources Company (A)	19,057	161,985
Montage Resources Corp. (A)	4,379	17,297
Murphy Oil Corp.	53,501	738,314
Neste OYJ	85,360	3,352,604
Noble Energy, Inc. (B)	85,455	765,677
Nordic American Tankers, Ltd. (B)	24,470	99,348
Occidental Petroleum Corp.	160,331	2,934,057
Oil Search, Ltd.	398,660	883,494
OMV AG	29,757	1,004,117
ONEOK, Inc. (B)	73,734	2,449,443
Origin Energy, Ltd.	355,753	1,447,646
Overseas Shipholding Group, Inc., Class A (A)	12,696	23,615
Ovintiv, Inc.	44,599	425,920
Par Pacific Holdings, Inc. (A)	7,001	62,939
PBF Energy, Inc., Class A	53,858	551,506
PDC Energy, Inc. (A)	17,239	214,453
Peabody Energy Corp.	11,341	32,662
Penn Virginia Corp. (A)	2,755	26,255
Phillips 66	77,790	5,593,101
Pioneer Natural Resources Company	29,369	2,869,351
Range Resources Corp.	36,830	207,353
Renewable Energy Group, Inc. (A)(B)	6,523	161,640
Repsol SA	284,671	2,515,344
REX American Resources Corp. (A)	995	69,023
Royal Dutch Shell PLC, A Shares	832,077	13,322,607
Royal Dutch Shell PLC, B Shares	751,124	11,387,262
Santos, Ltd.	357,471	1,328,567
Scorpio Tankers, Inc. (B)	8,675	111,127
SFL Corp., Ltd. (B)	15,745	146,271
SM Energy Company (B)	19,779	74,171
Southwestern Energy Company (A)	92,883	237,780
Talos Energy, Inc. (A)(B)	2,298	21,142
Tellurian, Inc. (A)(B)	27,588	31,726
The Williams Companies, Inc.	216,122	4,110,640
TOTAL SA (B)	499,130	19,245,658
Uranium Energy Corp. (A)(B)	33,246	29,180
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	72,629	$4,272,038
W&T Offshore, Inc. (A)(B)	17,504	39,909
Washington H. Soul Pattinson & Company, Ltd.	21,799	296,092
Whiting Petroleum Corp. (A)(B)	17,528	19,807
Woodside Petroleum, Ltd.	190,452	2,878,237
World Fuel Services Corp.	33,864	872,337
WPX Energy, Inc. (A)	149,575	954,289
		220,299,328
		233,872,197
Financials – 12.2%
Banks – 5.1%
1st Source Corp.	2,943	104,712
ABN AMRO Bank NV (C)	84,927	730,851
ACNB Corp.	1,995	52,229
Allegiance Bancshares, Inc.	3,522	89,424
Amerant Bancorp, Inc. (A)	4,152	62,446
Ameris Bancorp	11,281	266,119
Ames National Corp.	1,628	32,137
Aozora Bank, Ltd. (B)	23,827	415,475
Arrow Financial Corp.	2,706	80,449
Associated Banc-Corp.	56,287	770,006
Atlantic Capital Bancshares, Inc. (A)	4,322	52,556
Atlantic Union Bankshares Corp.	13,302	308,074
Auburn National Bancorporation, Inc.	583	33,283
Australia & New Zealand Banking Group, Ltd.	572,469	7,427,870
Banc of California, Inc.	7,852	85,037
BancFirst Corp.	3,295	133,678
Banco Bilbao Vizcaya Argentaria SA	1,344,282	4,628,314
Banco Espirito Santo SA (A)	625,609	1,002
Banco Santander SA	3,353,299	8,203,711
BancorpSouth Bank	52,334	1,190,075
Bank First Corp. (B)	1,200	76,920
Bank Hapoalim BM	241,605	1,444,352
Bank Leumi Le-Israel BM	309,559	1,556,436
Bank of America Corp.	1,390,945	33,034,944
Bank of Hawaii Corp.	14,655	899,964
Bank of Marin Bancorp	2,612	87,058
Bank OZK (B)	44,278	1,039,205
Bankinter SA	135,909	651,428
BankUnited, Inc.	15,587	315,637
Bankwell Financial Group, Inc.	1,824	29,002
Banner Corp.	6,025	228,950
Banque Cantonale Vaudoise	6,177	601,532
Bar Harbor Bankshares	3,068	68,693
Barclays PLC	3,492,017	4,926,534
Baycom Corp. (A)	2,884	37,232
Berkshire Hills Bancorp, Inc.	7,926	87,345
BNP Paribas SA (A)	226,985	9,068,958
BOC Hong Kong Holdings, Ltd.	747,241	2,392,585
Boston Private Financial Holdings, Inc.	14,718	101,260
Bridge Bancorp, Inc.	3,355	76,628
Brookline Bancorp, Inc.	13,730	138,398
Bryn Mawr Bank Corp.	3,702	102,397
Business First Bancshares, Inc.	2,561	39,311
Byline Bancorp, Inc.	4,635	60,719
C&F Financial Corp.	892	29,659
Cadence BanCorp	21,390	189,515
CaixaBank SA	723,134	1,546,991
Cambridge Bancorp	1,334	79,026
Camden National Corp.	2,819	97,368
Capstar Financial Holdings, Inc.	3,965	47,580
Carter Bank & Trust	4,756	38,381
Cathay General Bancorp	40,567	1,066,912

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CB Financial Services, Inc.	1,706	$37,225
CBTX, Inc.	3,341	70,161
Central Pacific Financial Corp.	5,020	80,471
Century Bancorp, Inc., Class A	659	51,217
ChoiceOne Financial Services, Inc.	2,011	59,445
CIT Group, Inc.	52,779	1,094,109
Citigroup, Inc.	370,858	18,950,844
Citizens & Northern Corp.	2,173	44,872
Citizens Financial Group, Inc.	75,999	1,918,215
Citizens Holding Company	1,819	45,475
City Holding Company	2,723	177,458
Civista Bancshares, Inc.	3,664	56,426
CNB Financial Corp.	3,253	58,326
Coastal Financial Corp. (A)	1,450	21,054
Columbia Banking System, Inc.	12,240	346,943
Comerica, Inc.	24,768	943,661
Commerce Bancshares, Inc. (B)	36,767	2,186,533
Commerzbank AG (A)	201,445	897,812
Commonwealth Bank of Australia	357,489	17,264,688
Community Bank System, Inc.	8,637	492,482
Community Trust Bancorp, Inc.	3,060	100,246
Concordia Financial Group, Ltd.	213,946	687,849
ConnectOne Bancorp, Inc.	6,680	107,682
County Bancorp, Inc.	1,584	33,153
Credit Agricole SA (A)	232,688	2,209,531
CrossFirst Bankshares, Inc. (A)	8,624	84,343
Cullen/Frost Bankers, Inc.	20,850	1,557,704
Customers Bancorp, Inc. (A)	5,352	64,331
CVB Financial Corp.	21,856	409,581
Danske Bank A/S (A)	139,231	1,861,302
DBS Group Holdings, Ltd.	362,083	5,448,198
Dime Community Bancshares, Inc.	5,511	75,666
DNB ASA	191,365	2,554,243
Eagle Bancorp Montana, Inc.	2,277	39,574
Eagle Bancorp, Inc.	5,572	182,483
East West Bancorp, Inc.	51,824	1,878,102
Enterprise Financial Services Corp.	4,240	131,949
Equity Bancshares, Inc., Class A (A)	3,076	53,645
Erste Group Bank AG	56,397	1,331,969
Esquire Financial Holdings, Inc. (A)	1,784	30,150
Farmers & Merchants Bancorp, Inc.	1,570	33,347
Farmers National Banc Corp.	5,702	67,626
FB Financial Corp. (B)	3,145	77,902
Fidelity D&D Bancorp, Inc. (B)	946	45,493
Fifth Third Bancorp	126,822	2,445,128
Financial Institutions, Inc.	3,472	64,614
FinecoBank Banca Fineco SpA (A)	123,062	1,665,529
First Bancorp (North Carolina)	5,063	126,980
First Bancorp (Puerto Rico)	36,670	204,985
First Busey Corp.	8,772	163,598
First Capital, Inc. (B)	722	50,157
First Choice Bancorp	2,548	41,736
First Commonwealth Financial Corp.	16,891	139,857
First Community Bankshares, Inc.	3,636	81,628
First Community Corp.	2,732	41,390
First Financial Bancorp	16,689	231,810
First Financial Bankshares, Inc. (B)	73,760	2,130,926
First Financial Corp.	2,701	99,505
First Foundation, Inc.	7,011	114,560
First Horizon National Corp.	114,229	1,137,721
First Internet Bancorp	2,303	38,276
First Interstate BancSystem, Inc., Class A	7,389	228,763
First Merchants Corp.	9,317	256,870
First Mid Bancshares, Inc.	2,953	77,457
First Midwest Bancorp, Inc.	19,510	260,459
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Northwest Bancorp	2,399	$29,796
First Republic Bank	30,546	3,237,571
First Western Financial, Inc. (A)	1,503	21,418
Flushing Financial Corp.	5,432	62,577
FNB Corp.	118,330	887,475
Franklin Financial Network, Inc.	2,652	68,289
Fukuoka Financial Group, Inc.	34,720	548,955
Fulton Financial Corp.	86,625	912,161
German American Bancorp, Inc.	4,378	136,156
Glacier Bancorp, Inc. (B)	48,612	1,715,517
Great Southern Bancorp, Inc.	2,144	86,532
Great Western Bancorp, Inc.	9,596	132,041
Hancock Whitney Corp.	46,260	980,712
Hang Seng Bank, Ltd.	154,590	2,603,646
Hanmi Financial Corp.	5,933	57,609
HarborOne Bancorp, Inc. (A)	10,070	85,998
Hawthorn Bancshares, Inc.	42	825
Heartland Financial USA, Inc.	6,056	202,513
Heritage Commerce Corp.	11,054	82,960
Heritage Financial Corp.	6,427	128,540
Hilltop Holdings, Inc.	12,228	225,607
Home BancShares, Inc.	82,181	1,263,944
HomeTrust Bancshares, Inc.	3,528	56,448
Hope Bancorp, Inc.	20,436	188,420
Horizon Bancorp, Inc.	7,965	85,146
Howard Bancorp, Inc. (A)	3,514	37,319
HSBC Holdings PLC	4,101,698	19,063,000
Huntington Bancshares, Inc.	180,675	1,632,399
IBERIABANK Corp.	8,825	401,891
Independent Bank Corp. (Massachusetts)	5,575	374,027
Independent Bank Corp. (Michigan)	4,548	67,538
Independent Bank Group, Inc.	6,294	255,033
ING Groep NV	786,092	5,479,769
International Bancshares Corp.	29,483	944,046
Intesa Sanpaolo SpA (A)	3,002,739	5,770,333
Investar Holding Corp.	2,453	35,569
Investors Bancorp, Inc.	38,945	331,033
Israel Discount Bank, Ltd., Class A	251,592	767,351
Japan Post Bank Company, Ltd.	81,600	606,877
JPMorgan Chase & Co.	542,804	51,056,144
KBC Group NV	50,430	2,897,264
KeyCorp	173,761	2,116,409
Lakeland Bancorp, Inc.	8,964	102,459
Lakeland Financial Corp.	4,155	193,581
Landmark Bancorp, Inc.	1,626	40,178
LCNB Corp.	3,093	49,364
Live Oak Bancshares, Inc. (B)	5,208	75,568
Lloyds Banking Group PLC	14,178,311	5,469,415
M&T Bank Corp.	22,851	2,375,818
Mebuki Financial Group, Inc.	190,600	443,994
Mediobanca Banca di Credito Finanziario SpA	124,975	902,481
Mercantile Bank Corp.	3,366	76,072
Metrocity Bankshares, Inc. (B)	3,384	48,493
Metropolitan Bank Holding Corp. (A)	1,465	46,997
Middlefield Banc Corp.	1,804	37,433
Midland States Bancorp, Inc.	4,431	66,243
MidWestOne Financial Group, Inc.	3,149	62,980
Mitsubishi UFJ Financial Group, Inc.	2,467,368	9,710,387
Mizrahi Tefahot Bank, Ltd.	31,416	590,310
Mizuho Financial Group, Inc.	4,867,800	5,987,611
MVB Financial Corp.	1,738	23,115
National Australia Bank, Ltd.	645,311	8,177,617
National Bank Holdings Corp., Class A	5,122	138,294
National Bankshares, Inc.	1,162	33,233

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
NBT Bancorp, Inc.	7,414	$228,055
Nicolet Bankshares, Inc. (A)	1,788	97,982
Nordea Bank ABP	653,795	4,534,266
Northeast Bank	2,019	35,433
OceanFirst Financial Corp.	10,035	176,917
OFG Bancorp	8,748	116,961
Old National Bancorp	27,855	383,285
Old Second Bancorp, Inc.	6,744	52,468
Origin Bancorp, Inc.	4,068	89,496
Oversea-Chinese Banking Corp., Ltd.	668,424	4,356,645
Pacific Premier Bancorp, Inc.	14,478	313,883
PacWest Bancorp	42,665	840,927
Park National Corp.	2,528	177,921
Parke Bancorp, Inc.	2,831	38,360
Peapack-Gladstone Financial Corp.	3,582	67,091
Penns Woods Bancorp, Inc.	1,144	25,980
Peoples Bancorp, Inc.	3,793	80,715
Peoples Financial Services Corp.	1,131	43,193
People's United Financial, Inc.	75,649	875,259
People's Utah Bancorp	3,084	69,297
Pinnacle Financial Partners, Inc.	26,115	1,096,569
Plumas Bancorp	1,463	32,362
Preferred Bank	2,485	106,482
Premier Financial Bancorp, Inc.	3,515	45,062
Prosperity Bancshares, Inc.	33,940	2,015,357
QCR Holdings, Inc.	2,797	87,210
Raiffeisen Bank International AG (A)	29,747	531,677
RBB Bancorp	3,845	52,484
Red River Bancshares, Inc.	1,058	46,436
Regions Financial Corp.	170,482	1,895,760
Reliant Bancorp, Inc.	3,232	52,649
Renasant Corp.	9,412	234,359
Republic First Bancorp, Inc. (A)	11,026	26,903
Resona Holdings, Inc.	422,446	1,445,564
Richmond Mutual Bancorporation, Inc.	2,932	32,956
S&T Bancorp, Inc.	6,691	156,904
Salisbury Bancorp, Inc.	856	35,087
Sandy Spring Bancorp, Inc.	7,865	194,895
SB Financial Group, Inc.	1,918	31,877
Seacoast Banking Corp. of Florida (A)	8,798	179,479
ServisFirst Bancshares, Inc.	8,295	296,629
Seven Bank, Ltd.	120,940	331,476
Shinsei Bank, Ltd.	31,466	380,588
Sierra Bancorp	3,129	59,076
Signature Bank	19,621	2,097,877
Silvergate Capital Corp., Class A (A)	2,986	41,804
Simmons First National Corp., Class A	18,441	315,526
Skandinaviska Enskilda Banken AB, A Shares (A)	328,346	2,850,223
SmartFinancial, Inc.	2,361	38,201
Societe Generale SA (A)	163,499	2,733,651
South Plains Financial, Inc.	1,831	26,073
South State Corp.	11,897	567,011
Southern First Bancshares, Inc. (A)	1,758	48,714
Southside Bancshares, Inc.	5,524	153,125
Spirit of Texas Bancshares, Inc. (A)	2,957	36,401
Standard Chartered PLC	548,085	2,971,057
Sterling Bancorp	71,225	834,757
Stock Yards Bancorp, Inc.	3,623	145,645
Sumitomo Mitsui Financial Group, Inc.	263,258	7,429,612
Sumitomo Mitsui Trust Holdings, Inc.	68,083	1,918,604
Summit Financial Group, Inc.	1,877	30,933
SVB Financial Group (A)	9,177	1,977,919
Svenska Handelsbanken AB, A Shares (A)	314,028	2,981,796
Swedbank AB, A Shares (A)(B)	182,754	2,346,721
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Synovus Financial Corp.	53,948	$1,107,552
TCF Financial Corp.	55,714	1,639,106
Texas Capital Bancshares, Inc. (A)	27,076	835,836
The Bancorp, Inc. (A)	9,006	88,259
The Bank of East Asia, Ltd.	264,199	605,621
The Bank of Kyoto, Ltd.	11,514	409,091
The Bank of NT Butterfield & Son, Ltd.	8,781	214,169
The Chiba Bank, Ltd.	107,564	508,535
The First Bancshares, Inc.	3,811	85,748
The First of Long Island Corp.	4,560	74,510
The PNC Financial Services Group, Inc.	75,579	7,951,667
The Royal Bank of Scotland Group PLC	974,058	1,462,299
The Shizuoka Bank, Ltd.	85,508	550,075
Tompkins Financial Corp.	2,481	160,694
Towne Bank	11,353	213,891
TriCo Bancshares	4,646	141,471
TriState Capital Holdings, Inc. (A)	4,934	77,513
Triumph Bancorp, Inc. (A)	3,878	94,119
Truist Financial Corp.	240,041	9,013,540
Trustmark Corp.	34,035	834,538
U.S. Bancorp	244,184	8,990,855
UMB Financial Corp.	22,890	1,179,980
Umpqua Holdings Corp.	80,660	858,222
UniCredit SpA (A)	427,727	3,947,584
United Bankshares, Inc. (B)	67,475	1,866,359
United Community Banks, Inc.	13,374	269,085
United Overseas Bank, Ltd.	237,539	3,470,887
Univest Financial Corp.	5,551	89,593
Valley National Bancorp	210,739	1,647,979
Veritex Holdings, Inc.	8,276	146,485
Washington Trust Bancorp, Inc.	3,130	102,508
Webster Financial Corp.	33,027	944,902
Wells Fargo & Company	664,649	17,015,014
WesBanco, Inc.	11,227	228,020
Westamerica Bancorporation	4,505	258,677
Westpac Banking Corp.	729,173	9,139,003
Wintrust Financial Corp.	21,086	919,771
Zions Bancorp NA	29,191	992,494
		428,235,581
Capital markets – 2.6%
3i Group PLC	196,206	2,020,332
Affiliated Managers Group, Inc.	17,302	1,290,037
Ameriprise Financial, Inc.	21,793	3,269,822
Amundi SA (A)(C)	12,265	964,193
Artisan Partners Asset Management, Inc., Class A	9,200	299,000
Assetmark Financial Holdings, Inc. (A)	2,746	74,938
ASX, Ltd.	39,172	2,328,318
B. Riley Financial, Inc.	3,436	74,767
BGC Partners, Inc., Class A	51,749	141,792
BlackRock, Inc.	27,481	14,952,137
Blucora, Inc. (A)	8,246	94,169
Brightsphere Investment Group, Inc. (B)	10,592	131,976
Cboe Global Markets, Inc.	19,546	1,823,251
CME Group, Inc.	63,879	10,382,893
Cohen & Steers, Inc. (B)	4,115	280,026
Cowen, Inc., Class A (B)	4,750	76,998
Credit Suisse Group AG	489,734	5,095,617
Daiwa Securities Group, Inc.	291,808	1,225,856
Deutsche Bank AG (A)(B)	396,423	3,781,911
Deutsche Boerse AG	38,381	6,946,067
Diamond Hill Investment Group, Inc.	593	67,406
Donnelley Financial Solutions, Inc. (A)	5,414	45,478
E*TRADE Financial Corp.	39,378	1,958,268
Eaton Vance Corp.	41,730	1,610,778

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Ellington Financial, Inc.	7,113	$83,791
EQT AB	48,061	866,583
Evercore, Inc., Class A	14,847	874,785
FactSet Research Systems, Inc. (B)	13,872	4,556,536
Federated Hermes, Inc.	51,426	1,218,796
Focus Financial Partners, Inc., Class A (A)	5,350	176,818
Franklin Resources, Inc. (B)	49,412	1,036,170
GAIN Capital Holdings, Inc.	3,851	23,183
Greenhill & Company, Inc.	2,819	28,162
Hamilton Lane, Inc., Class A	3,724	250,886
Hargreaves Lansdown PLC	67,054	1,352,218
Hong Kong Exchanges & Clearing, Ltd.	242,071	10,310,214
Houlihan Lokey, Inc.	7,434	413,628
Interactive Brokers Group, Inc., Class A	28,113	1,174,280
Intercontinental Exchange, Inc.	97,483	8,929,443
INTL. FCStone, Inc. (A)	2,778	152,790
Invesco, Ltd.	67,034	721,286
Janus Henderson Group PLC (B)	56,216	1,189,531
Japan Exchange Group, Inc.	103,000	2,385,472
Julius Baer Group, Ltd.	45,174	1,897,198
Legg Mason, Inc.	30,625	1,523,594
London Stock Exchange Group PLC	63,579	6,611,908
Macquarie Group, Ltd.	67,986	5,642,303
Magellan Financial Group, Ltd.	25,723	1,050,413
MarketAxess Holdings, Inc.	6,753	3,382,713
Moelis & Company, Class A (B)	8,921	277,978
Moody's Corp.	28,725	7,891,619
Morgan Stanley	213,325	10,303,598
MSCI, Inc.	15,145	5,055,704
Nasdaq, Inc.	20,460	2,444,356
Natixis SA (A)	190,272	501,849
Nomura Holdings, Inc.	634,913	2,853,037
Northern Trust Corp.	37,063	2,940,578
Oppenheimer Holdings, Inc., Class A	1,926	41,968
Partners Group Holding AG	3,774	3,436,955
Piper Sandler Companies	2,939	173,871
PJT Partners, Inc., Class A	3,965	203,563
Raymond James Financial, Inc.	21,726	1,495,401
S&P Global, Inc.	42,915	14,139,634
Safeguard Scientifics, Inc.	4,001	28,007
SBI Holdings, Inc.	47,690	1,034,897
Schroders PLC	25,156	918,136
Sculptor Capital Management, Inc.	3,308	42,772
SEI Investments Company	45,515	2,502,415
Silvercrest Asset Management Group, Inc., Class A	2,217	28,178
Singapore Exchange, Ltd.	162,648	978,760
St. James's Place PLC	108,182	1,272,054
Standard Life Aberdeen PLC	469,495	1,555,764
State Street Corp.	62,698	3,984,458
Stifel Financial Corp.	36,334	1,723,322
T. Rowe Price Group, Inc.	40,536	5,006,196
The Bank of New York Mellon Corp.	143,539	5,547,782
The Charles Schwab Corp.	204,115	6,886,840
The Goldman Sachs Group, Inc.	55,135	10,895,779
UBS Group AG	740,136	8,547,872
Virtus Investment Partners, Inc.	1,265	147,107
Waddell & Reed Financial, Inc., Class A (B)	10,877	168,702
Westwood Holdings Group, Inc.	1,654	26,051
WisdomTree Investments, Inc.	25,074	87,007
		217,930,941
Consumer finance – 0.3%
Acom Company, Ltd.	80,510	308,097
American Express Company	117,588	11,194,378
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Capital One Financial Corp.	81,110	$5,076,675
Curo Group Holdings Corp.	3,289	26,871
Discover Financial Services	54,565	2,733,161
Encore Capital Group, Inc. (A)	5,292	180,881
Enova International, Inc. (A)	5,065	75,317
EZCORP, Inc., Class A (A)	8,568	53,978
FirstCash, Inc.	22,051	1,488,001
Green Dot Corp., Class A (A)	8,614	422,775
Isracard, Ltd.	9,516	21,660
LendingClub Corp. (A)	12,046	54,809
LendingTree, Inc. (A)(B)	2,823	817,343
Navient Corp. (B)	94,987	667,759
Nelnet, Inc., Class A	3,034	144,843
Oportun Financial Corp. (A)	3,485	46,838
PRA Group, Inc. (A)(B)	7,658	296,058
Regional Management Corp. (A)	1,699	30,089
SLM Corp.	137,389	965,845
Synchrony Financial	95,665	2,119,936
World Acceptance Corp. (A)	858	56,216
		26,781,530
Diversified financial services – 1.0%
Alerus Financial Corp.	3,670	72,519
A-Mark Precious Metals, Inc. (A)	1,044	19,888
AMP, Ltd. (A)	694,116	898,134
Banco Latinoamericano de Comercio Exterior SA, Class E	6,161	70,852
Berkshire Hathaway, Inc., Class B (A)	346,314	61,820,512
Cannae Holdings, Inc. (A)	14,267	586,374
Eurazeo SE (A)	7,921	407,028
EXOR NV	21,892	1,256,540
Groupe Bruxelles Lambert SA	16,350	1,369,477
Industrivarden AB, C Shares (A)(B)	32,155	732,941
Investor AB, B Shares	92,010	4,880,937
Jefferies Financial Group, Inc.	82,712	1,286,172
Kinnevik AB, B Shares	48,859	1,289,745
L E Lundbergforetagen AB, B Shares (A)	15,418	702,809
M&G PLC	524,244	1,088,564
Mitsubishi UFJ Lease & Finance Company, Ltd.	81,396	388,409
NewStar Financial, Inc. (A)(D)	6,344	645
ORIX Corp.	267,383	3,320,162
Pargesa Holding SA, Bearer Shares	7,827	593,454
Sofina SA	3,119	823,581
Tokyo Century Corp.	8,700	445,494
Wendel SE	5,419	517,176
		82,571,413
Insurance – 3.0%
Admiral Group PLC	38,660	1,096,357
Aegon NV	360,560	1,065,803
Aflac, Inc.	127,819	4,605,319
Ageas SA/NV	36,072	1,278,381
AIA Group, Ltd.	2,441,135	22,843,166
Alleghany Corp.	5,241	2,563,583
Allianz SE	84,245	17,214,814
Ambac Financial Group, Inc. (A)	7,746	110,923
American Equity Investment Life Holding Company	15,413	380,855
American Financial Group, Inc.	27,313	1,733,283
American International Group, Inc.	153,432	4,784,010
AMERISAFE, Inc.	3,239	198,097
Aon PLC, Class A	41,166	7,928,572
Argo Group International Holdings, Ltd.	5,497	191,461
Arthur J. Gallagher & Company	33,780	3,293,212
Assicurazioni Generali SpA	222,250	3,376,035
Assurant, Inc.	10,627	1,097,663

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Aviva PLC	791,846	$2,683,863
AXA SA	390,559	8,218,500
Baloise Holding AG	9,384	1,413,704
Benefytt Technologies, Inc. (A)	1,841	37,667
Brighthouse Financial, Inc. (A)	34,373	956,257
Brown & Brown, Inc.	86,158	3,511,800
BRP Group, Inc., Class A (A)	3,569	61,637
Chubb, Ltd.	80,406	10,181,008
Cincinnati Financial Corp. (B)	26,880	1,721,126
Citizens, Inc. (A)(B)	8,536	51,131
CNO Financial Group, Inc.	76,935	1,197,878
CNP Assurances (A)	34,349	398,394
Crawford & Company, Class A	3,416	26,952
Dai-ichi Life Holdings, Inc.	217,737	2,606,312
Direct Line Insurance Group PLC	278,336	933,276
Donegal Group, Inc., Class A	2,292	32,592
eHealth, Inc. (A)	4,310	423,414
Employers Holdings, Inc.	5,078	153,102
Enstar Group, Ltd. (A)	2,013	307,526
Everest Re Group, Ltd.	7,123	1,468,763
FBL Financial Group, Inc., Class A	1,801	64,638
FedNat Holding Company	2,702	29,911
First American Financial Corp.	40,811	1,959,744
Genworth Financial, Inc., Class A (A)	270,092	623,913
Gjensidige Forsikring ASA (A)	40,523	748,710
Global Indemnity, Ltd.	1,704	40,794
Globe Life, Inc.	17,444	1,294,868
Goosehead Insurance, Inc., Class A (A)	2,194	164,901
Greenlight Capital Re, Ltd., Class A (A)(B)	5,684	37,060
Hannover Rueck SE	12,187	2,106,206
HCI Group, Inc.	1,108	51,167
Heritage Insurance Holdings, Inc.	4,482	58,669
Horace Mann Educators Corp.	7,039	258,542
Insurance Australia Group, Ltd.	466,840	1,873,596
Investors Title Company	275	33,363
James River Group Holdings, Ltd.	5,008	225,360
Japan Post Holdings Company, Ltd.	318,200	2,270,890
Japan Post Insurance Company, Ltd.	45,500	599,525
Kemper Corp.	22,466	1,629,234
Kinsale Capital Group, Inc.	3,504	543,856
Legal & General Group PLC	1,203,611	3,281,339
Lincoln National Corp.	34,421	1,266,349
Loews Corp.	43,116	1,478,448
Mapfre SA	217,983	389,249
Marsh & McLennan Companies, Inc.	90,892	9,759,074
MBIA, Inc. (A)	12,025	87,181
Medibank Pvt., Ltd.	556,907	1,154,609
Mercury General Corp. (B)	9,935	404,851
MetLife, Inc.	137,428	5,018,871
MS&AD Insurance Group Holdings, Inc.	90,051	2,479,886
Muenchener Rueckversicherungs-Gesellschaft AG	29,141	7,588,165
National General Holdings Corp.	11,445	247,326
National Western Life Group, Inc., Class A	468	95,093
NI Holdings, Inc. (A)	1,926	28,447
NN Group NV	58,960	1,981,513
Old Republic International Corp.	104,666	1,707,102
Palomar Holdings, Inc. (A)	3,255	279,149
Poste Italiane SpA (C)	105,431	920,965
Primerica, Inc. (B)	14,936	1,741,538
Principal Financial Group, Inc. (B)	45,372	1,884,753
ProAssurance Corp.	9,152	132,429
Protective Insurance Corp., Class B	2,048	30,863
Prudential Financial, Inc.	70,366	4,285,289
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential PLC	525,165	$7,913,218
QBE Insurance Group, Ltd.	292,857	1,807,252
Reinsurance Group of America, Inc.	24,841	1,948,528
RenaissanceRe Holdings, Ltd.	18,425	3,151,228
RLI Corp. (B)	21,274	1,746,595
RSA Insurance Group PLC	208,455	1,055,706
Safety Insurance Group, Inc.	2,486	189,582
Sampo OYJ, A Shares	95,085	3,277,559
SCOR SE (A)	31,949	882,375
Selective Insurance Group, Inc.	31,787	1,676,446
Sompo Holdings, Inc.	67,891	2,337,173
Sony Financial Holdings, Inc.	30,816	744,049
State Auto Financial Corp.	3,060	54,621
Stewart Information Services Corp.	3,950	128,415
Suncorp Group, Ltd.	254,867	1,637,750
Swiss Life Holding AG	6,447	2,398,403
Swiss Re AG	59,491	4,612,606
T&D Holdings, Inc.	108,625	933,002
The Allstate Corp.	55,957	5,427,269
The Hanover Insurance Group, Inc.	13,918	1,410,311
The Hartford Financial Services Group, Inc.	63,788	2,459,027
The Progressive Corp.	104,266	8,352,749
The Travelers Companies, Inc.	45,041	5,136,926
Third Point Reinsurance, Ltd. (A)	13,700	102,887
Tiptree, Inc.	5,190	33,476
Tokio Marine Holdings, Inc.	129,085	5,650,438
Trupanion, Inc. (A)(B)	5,078	216,780
Tryg A/S	24,486	711,424
United Fire Group, Inc.	3,591	99,507
United Insurance Holdings Corp.	3,835	29,990
Universal Insurance Holdings, Inc.	4,787	84,969
Unum Group	36,238	601,188
W.R. Berkley Corp.	25,152	1,440,958
Watford Holdings, Ltd. (A)	3,043	50,788
Willis Towers Watson PLC	22,933	4,516,654
Zurich Insurance Group AG	30,218	10,707,153
		254,530,874
Mortgage real estate investment trusts – 0.1%
Anworth Mortgage Asset Corp.	19,065	32,411
Apollo Commercial Real Estate Finance, Inc.	26,255	257,562
Arbor Realty Trust, Inc.	17,498	161,682
Ares Commercial Real Estate Corp.	5,877	53,598
Arlington Asset Investment Corp., Class A	7,523	22,343
ARMOUR Residential REIT, Inc.	11,061	103,863
Blackstone Mortgage Trust, Inc., Class A	23,250	560,093
Broadmark Realty Capital, Inc.	21,687	205,376
Capstead Mortgage Corp.	16,697	91,667
Cherry Hill Mortgage Investment Corp.	3,105	28,007
Chimera Investment Corp.	32,527	312,584
Colony Credit Real Estate, Inc.	14,536	102,043
Ellington Residential Mortgage REIT	2,086	21,486
Granite Point Mortgage Trust, Inc.	9,591	68,863
Great Ajax Corp.	4,265	39,238
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,940	339,812
Invesco Mortgage Capital, Inc.	31,181	116,617
KKR Real Estate Finance Trust, Inc.	4,898	81,209
Ladder Capital Corp.	18,060	146,286
MFA Financial, Inc.	76,837	191,324
New York Mortgage Trust, Inc.	64,561	168,504
Orchid Island Capital, Inc.	12,048	56,746
PennyMac Mortgage Investment Trust	16,864	295,626
Ready Capital Corp.	6,540	56,833

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Redwood Trust, Inc.	19,797	$138,579
TPG RE Finance Trust, Inc.	10,300	88,580
Two Harbors Investment Corp.	46,336	233,533
Western Asset Mortgage Capital Corp.	9,980	27,345
		4,001,810
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)(B)	9,791	216,185
Capitol Federal Financial, Inc.	22,551	248,287
Columbia Financial, Inc. (A)	8,304	115,882
ESSA Bancorp, Inc.	2,466	34,327
Essent Group, Ltd.	58,820	2,133,401
Federal Agricultural Mortgage Corp., Class C	1,574	100,752
Flagstar Bancorp, Inc.	6,056	178,228
Hingham Institution for Savings	302	50,670
Home Bancorp, Inc.	1,982	53,019
HomeStreet, Inc.	4,144	101,984
Kearny Financial Corp.	13,555	110,880
Meridian Bancorp, Inc.	8,590	99,644
Meta Financial Group, Inc.	5,816	105,677
Mr. Cooper Group, Inc. (A)	13,005	161,782
New York Community Bancorp, Inc.	169,929	1,733,276
NMI Holdings, Inc., Class A (A)	11,312	181,897
Northfield Bancorp, Inc.	8,352	96,215
Northwest Bancshares, Inc.	20,019	204,694
PCSB Financial Corp.	3,774	47,854
PennyMac Financial Services, Inc. (B)	7,843	327,759
Premier Financial Corp.	6,556	115,845
Provident Financial Services, Inc.	10,575	152,809
Radian Group, Inc.	32,224	499,794
Standard AVB Financial Corp.	1,406	32,619
Territorial Bancorp, Inc.	2,263	53,837
TrustCo Bank Corp.	17,339	109,756
Walker & Dunlop, Inc.	4,802	243,990
Washington Federal, Inc.	40,588	1,089,382
Waterstone Financial, Inc.	4,744	70,354
WSFS Financial Corp.	8,525	244,668
		8,915,467
		1,022,967,616
Health care – 14.0%
Biotechnology – 2.2%
AbbVie, Inc.	313,948	30,823,415
Abeona Therapeutics, Inc. (A)	10,694	31,173
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	10,669
ADMA Biologics, Inc. (A)(B)	10,882	31,884
Aduro Biotech, Inc. (A)	12,179	28,133
Adverum Biotechnologies, Inc. (A)	12,389	258,682
Aeglea BioTherapeutics, Inc. (A)	7,305	67,571
Affimed NV (A)	12,819	59,160
Agenus, Inc. (A)(B)	23,752	93,345
Aimmune Therapeutics, Inc. (A)(B)	7,938	132,644
Akcea Therapeutics, Inc. (A)	2,842	38,935
Akebia Therapeutics, Inc. (A)(B)	22,117	300,349
Akero Therapeutics, Inc. (A)	1,938	48,295
Albireo Pharma, Inc. (A)	2,328	61,669
Alder Biopharmaceuticals, Inc. (A)(D)	13,115	19,371
Alector, Inc. (A)	7,856	192,001
Alexion Pharmaceuticals, Inc. (A)	39,339	4,415,409
Allakos, Inc. (A)	4,128	296,638
Allogene Therapeutics, Inc. (A)	8,215	351,766
Amgen, Inc.	104,792	24,716,241
Amicus Therapeutics, Inc. (A)	43,080	649,646
AnaptysBio, Inc. (A)	3,712	82,926
Anavex Life Sciences Corp. (A)(B)	9,173	45,131
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Anika Therapeutics, Inc. (A)	2,420	$91,307
Apellis Pharmaceuticals, Inc. (A)	10,190	332,805
Applied Genetic Technologies Corp. (A)	4,267	23,639
Applied Therapeutics, Inc. (A)	2,275	82,241
Aprea Therapeutics, Inc. (A)	1,243	48,204
Aptinyx, Inc. (A)	4,760	19,849
Aravive, Inc. (A)	2,179	25,364
Arcturus Therapeutics Holdings, Inc. (A)	2,221	103,810
Arcus Biosciences, Inc. (A)	5,585	138,173
Arcutis Biotherapeutics, Inc. (A)(B)	1,616	48,868
Ardelyx, Inc. (A)(B)	12,636	87,441
Arena Pharmaceuticals, Inc. (A)	9,540	600,543
Arrowhead Pharmaceuticals, Inc. (A)(B)	54,280	2,344,353
Assembly Biosciences, Inc. (A)	5,259	122,640
Atara Biotherapeutics, Inc. (A)	9,795	142,713
Athenex, Inc. (A)(B)	12,546	172,633
Athersys, Inc. (A)(B)	29,814	82,287
Atreca, Inc., Class A (A)(B)	3,671	78,119
Avid Bioservices, Inc. (A)(B)	9,908	65,046
Avrobio, Inc. (A)	5,280	92,136
Beam Therapeutics, Inc. (A)(B)	2,100	58,800
BeiGene, Ltd., ADR (A)(B)	7,800	1,469,520
Beyondspring, Inc. (A)	2,429	36,629
BioCryst Pharmaceuticals, Inc. (A)	26,300	125,320
Biogen, Inc. (A)	29,071	7,777,946
Biohaven Pharmaceutical Holding Company, Ltd. (A)	7,995	584,514
BioSpecifics Technologies Corp. (A)	1,125	68,940
Bioxcel Therapeutics, Inc. (A)(B)	1,801	95,471
Black Diamond Therapeutics, Inc. (A)(B)	2,089	88,072
Blueprint Medicines Corp. (A)	9,191	716,898
BrainStorm Cell Therapeutics, Inc. (A)	4,815	53,976
Bridgebio Pharma, Inc. (A)(B)	12,340	402,407
Cabaletta Bio, Inc. (A)	2,470	27,516
Calithera Biosciences, Inc. (A)	11,409	60,240
CareDx, Inc. (A)(B)	7,257	257,116
CASI Pharmaceuticals, Inc. (A)	9,986	24,965
Castle Biosciences, Inc. (A)(B)	1,767	66,598
Catabasis Pharmaceuticals, Inc. (A)	3,499	22,499
Catalyst Biosciences, Inc. (A)	3,312	19,441
Catalyst Pharmaceuticals, Inc. (A)	16,727	77,279
Cellular Biomedicine Group, Inc. (A)(B)	2,308	34,551
CEL-SCI Corp. (A)(B)	5,609	83,686
ChemoCentryx, Inc. (A)	7,536	433,621
Chimerix, Inc. (A)	8,959	27,773
Cidara Therapeutics, Inc. (A)	6,422	23,697
Clovis Oncology, Inc. (A)(B)	12,333	83,248
Coherus Biosciences, Inc. (A)(B)	9,816	175,314
Concert Pharmaceuticals, Inc. (A)	5,081	50,556
Constellation Pharmaceuticals, Inc. (A)	4,601	138,260
ContraFect Corp. (A)	2,569	16,416
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	11,412	95,747
Cortexyme, Inc. (A)(B)	2,676	123,899
Crinetics Pharmaceuticals, Inc. (A)	4,664	81,713
CSL, Ltd.	91,645	18,227,183
Cue Biopharma, Inc. (A)	4,740	116,177
Cyclerion Therapeutics, Inc. (A)	3,990	23,581
Cytokinetics, Inc. (A)(B)	9,514	224,245
CytomX Therapeutics, Inc. (A)	7,808	65,041
Deciphera Pharmaceuticals, Inc. (A)	6,341	378,685
Denali Therapeutics, Inc. (A)(B)	10,665	257,880
DermTech, Inc. (A)	1,585	20,970
Dicerna Pharmaceuticals, Inc. (A)	11,037	280,340
Dyadic International, Inc. (A)	3,799	32,899

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Dynavax Technologies Corp. (A)	15,262	$135,374
Eagle Pharmaceuticals, Inc. (A)	1,878	90,106
Editas Medicine, Inc. (A)	9,427	278,851
Eidos Therapeutics, Inc. (A)(B)	1,873	89,286
Eiger BioPharmaceuticals, Inc. (A)	4,168	40,013
Emergent BioSolutions, Inc. (A)	7,552	597,212
Enanta Pharmaceuticals, Inc. (A)	3,259	163,634
Epizyme, Inc. (A)	15,146	243,245
Esperion Therapeutics, Inc. (A)(B)	4,391	225,302
Exelixis, Inc. (A)	112,323	2,666,548
Exicure, Inc. (A)	10,883	26,555
Fate Therapeutics, Inc. (A)	10,619	364,338
Fennec Pharmaceuticals, Inc. (A)	4,278	35,721
FibroGen, Inc. (A)	14,077	570,541
Five Prime Therapeutics, Inc. (A)	4,891	29,835
Flexion Therapeutics, Inc. (A)(B)	5,905	77,651
Fortress Biotech, Inc. (A)	10,733	28,764
Frequency Therapeutics, Inc. (A)(B)	4,826	112,205
G1 Therapeutics, Inc. (A)	5,823	141,266
Galapagos NV (A)	8,484	1,674,551
Galectin Therapeutics, Inc. (A)	7,372	22,558
Genmab A/S (A)	13,135	4,429,030
Genprex, Inc. (A)	5,805	18,228
Geron Corp. (A)	32,458	70,758
Gilead Sciences, Inc.	223,391	17,187,704
GlycoMimetics, Inc. (A)	6,396	24,049
Gossamer Bio, Inc. (A)	8,460	109,980
Grifols SA (B)	60,273	1,832,782
Gritstone Oncology, Inc. (A)	5,421	35,995
Halozyme Therapeutics, Inc. (A)	23,016	617,059
Harpoon Therapeutics, Inc. (A)	1,866	30,976
Heron Therapeutics, Inc. (A)	14,884	218,944
Homology Medicines, Inc. (A)	5,855	88,937
Hookipa Pharma, Inc. (A)	2,390	27,772
Ideaya Biosciences, Inc. (A)	2,172	30,864
IGM Biosciences, Inc. (A)(B)	1,210	88,330
ImmunoGen, Inc. (A)	29,293	134,748
Immunovant, Inc. (A)	3,266	79,527
Incyte Corp. (A)	32,140	3,341,596
Inovio Pharmaceuticals, Inc. (A)(B)	24,378	656,987
Insmed, Inc. (A)	17,164	472,697
Intellia Therapeutics, Inc. (A)(B)	7,467	156,956
Intercept Pharmaceuticals, Inc. (A)	4,396	210,612
Invitae Corp. (A)	19,560	592,472
Ironwood Pharmaceuticals, Inc. (A)	27,135	280,033
IVERIC bio, Inc. (A)	7,946	40,525
Jounce Therapeutics, Inc. (A)	3,190	22,011
Kadmon Holdings, Inc. (A)(B)	27,515	140,877
KalVista Pharmaceuticals, Inc. (A)	2,507	30,335
Karuna Therapeutics, Inc. (A)	2,630	293,140
Karyopharm Therapeutics, Inc. (A)	11,918	225,727
Keros Therapeutics, Inc. (A)	1,209	45,350
Kezar Life Sciences, Inc. (A)	4,825	24,994
Kindred Biosciences, Inc. (A)	7,050	31,655
Kiniksa Pharmaceuticals, Ltd., Class A (A)(B)	3,286	83,727
Kodiak Sciences, Inc. (A)(B)	4,892	264,755
Krystal Biotech, Inc. (A)	2,053	85,035
Kura Oncology, Inc. (A)	9,027	147,140
Ligand Pharmaceuticals, Inc. (A)(B)	8,320	930,592
LogicBio Therapeutics, Inc. (A)	2,310	19,543
MacroGenics, Inc. (A)(B)	8,133	227,073
Madrigal Pharmaceuticals, Inc. (A)(B)	1,487	168,403
Magenta Therapeutics, Inc. (A)	3,080	23,131
MannKind Corp. (A)(B)	37,282	65,244
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
MediciNova, Inc. (A)(B)	7,638	$41,398
MEI Pharma, Inc. (A)(B)	17,924	74,026
MeiraGTx Holdings PLC (A)	3,600	45,072
Mersana Therapeutics, Inc. (A)	7,778	182,005
Minerva Neurosciences, Inc. (A)	6,010	21,696
Mirati Therapeutics, Inc. (A)	6,227	710,937
Mirum Pharmaceuticals, Inc. (A)	966	18,798
Molecular Templates, Inc. (A)	4,179	57,628
Momenta Pharmaceuticals, Inc. (A)	19,974	664,535
Morphic Holding, Inc. (A)(B)	2,359	63,811
Myriad Genetics, Inc. (A)	12,130	137,554
NantKwest, Inc. (A)	4,931	60,553
Natera, Inc. (A)	11,820	589,345
Neoleukin Therapeutics, Inc. (A)	5,236	86,918
Neubase Therapeutics, Inc. (A)	3,318	29,132
NextCure, Inc. (A)	2,822	60,504
Novavax, Inc. (A)	9,875	823,081
Nymox Pharmaceutical Corp. (A)	7,348	26,085
Oncocyte Corp. (A)	7,799	14,896
OPKO Health, Inc. (A)(B)	67,549	230,342
Orgenesis, Inc. (A)	3,499	21,274
ORIC Pharmaceuticals, Inc. (A)	1,500	50,595
Ovid therapeutics, Inc. (A)	7,486	55,172
Oyster Point Pharma, Inc. (A)(B)	879	25,386
Passage Bio, Inc. (A)	2,322	63,460
PDL BioPharma, Inc. (A)	20,500	59,655
PeptiDream, Inc. (A)	19,000	875,433
Pfenex, Inc. (A)	6,194	51,720
Pieris Pharmaceuticals, Inc. (A)	9,225	28,598
Portola Pharmaceuticals, Inc. (A)	13,321	239,645
Precigen, Inc. (A)(B)	11,510	57,435
Precision BioSciences, Inc. (A)	7,873	65,582
Prevail Therapeutics, Inc. (A)(B)	2,522	37,578
Principia Biopharma, Inc. (A)	4,990	298,352
Protagonist Therapeutics, Inc. (A)	3,870	68,344
Prothena Corp. PLC (A)	5,389	56,369
PTC Therapeutics, Inc. (A)	10,470	531,248
Puma Biotechnology, Inc. (A)	5,292	55,196
Radius Health, Inc. (A)	7,788	106,150
RAPT Therapeutics, Inc. (A)	1,904	55,254
Regeneron Pharmaceuticals, Inc. (A)	17,969	11,206,367
REGENXBIO, Inc. (A)	5,790	213,246
Replimune Group, Inc. (A)	2,960	73,556
Retrophin, Inc. (A)	7,120	145,319
REVOLUTION Medicines, Inc. (A)	2,484	78,420
Rhythm Pharmaceuticals, Inc. (A)	5,756	128,359
Rigel Pharmaceuticals, Inc. (A)	30,245	55,348
Rocket Pharmaceuticals, Inc. (A)(B)	5,793	121,247
Rubius Therapeutics, Inc. (A)(B)	6,395	38,242
Sangamo Therapeutics, Inc. (A)	19,581	175,446
Savara, Inc. (A)	8,429	20,988
Scholar Rock Holding Corp. (A)	3,923	71,438
Selecta Biosciences, Inc. (A)	12,071	34,282
Seres Therapeutics, Inc. (A)	7,813	37,190
Sorrento Therapeutics, Inc. (A)(B)	29,748	186,817
Spectrum Pharmaceuticals, Inc. (A)	20,227	68,367
Spero Therapeutics, Inc. (A)	2,649	35,841
SpringWorks Therapeutics, Inc. (A)(B)	3,603	151,326
Stemline Therapeutics, Inc. (A)(D)	8,040	2,653
Stoke Therapeutics, Inc. (A)(B)	2,102	50,091
Sutro Biopharma, Inc. (A)(B)	3,219	24,979
Syndax Pharmaceuticals, Inc. (A)	4,629	68,602
Syros Pharmaceuticals, Inc. (A)	7,196	76,709
TCR2 Therapeutics, Inc. (A)(B)	2,926	44,943
TG Therapeutics, Inc. (A)	16,376	319,004

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Translate Bio, Inc. (A)	8,590	$153,933
Turning Point Therapeutics, Inc. (A)(B)	4,720	304,865
Twist Bioscience Corp. (A)	5,082	230,215
Ultragenyx Pharmaceutical, Inc. (A)(B)	9,608	751,538
United Therapeutics Corp. (A)	16,121	1,950,641
UNITY Biotechnology, Inc. (A)	5,846	50,743
UroGen Pharma, Ltd. (A)(B)	3,355	87,633
Vanda Pharmaceuticals, Inc. (A)	9,232	105,614
Vaxart, Inc. (A)	7,819	69,198
VBI Vaccines, Inc. (A)	29,423	91,211
Veracyte, Inc. (A)	8,507	220,331
Verastem, Inc. (A)	28,464	48,958
Vericel Corp. (A)	7,685	106,207
Vertex Pharmaceuticals, Inc. (A)	46,188	13,408,838
Viela Bio, Inc. (A)(B)	3,393	146,985
Viking Therapeutics, Inc. (A)(B)	11,262	81,199
Vir Biotechnology, Inc. (A)(B)	7,843	321,328
Voyager Therapeutics, Inc. (A)	4,487	56,626
X4 Pharmaceuticals, Inc. (A)	2,961	27,597
XBiotech, Inc. (A)(B)	2,512	34,440
Xencor, Inc. (A)	9,419	305,081
XOMA Corp. (A)	1,151	22,744
Y-mAbs Therapeutics, Inc. (A)	5,102	220,406
Zentalis Pharmaceuticals, Inc. (A)	1,751	84,083
ZIOPHARM Oncology, Inc. (A)(B)	36,380	119,326
		180,875,984
Health care equipment and supplies – 3.1%
Abbott Laboratories	315,106	28,810,142
ABIOMED, Inc. (A)	8,009	1,934,654
Accelerate Diagnostics, Inc. (A)(B)	5,270	79,893
Accuray, Inc. (A)(B)	16,393	33,278
Alcon, Inc. (A)	99,299	5,705,644
Align Technology, Inc. (A)	12,768	3,504,050
Alphatec Holdings, Inc. (A)	7,964	37,431
Ambu A/S, Class B	32,950	1,041,624
AngioDynamics, Inc. (A)	6,578	66,898
Antares Pharma, Inc. (A)	28,356	77,979
Apyx Medical Corp. (A)	6,130	34,022
Asahi Intecc Company, Ltd.	39,400	1,124,489
Aspira Women's Health, Inc. (A)	8,257	31,707
AtriCure, Inc. (A)	6,610	297,120
Atrion Corp.	242	154,156
Avanos Medical, Inc. (A)	25,577	751,708
Axogen, Inc. (A)	6,408	59,210
Axonics Modulation Technologies, Inc. (A)(B)	5,159	181,132
Baxter International, Inc.	90,645	7,804,535
Becton, Dickinson and Company	52,530	12,568,853
Beyond Air, Inc. (A)	2,652	19,227
BioLife Solutions, Inc. (A)	1,333	21,795
BioMerieux	8,367	1,149,076
BioSig Technologies, Inc. (A)(B)	3,808	27,418
Boston Scientific Corp. (A)	254,511	8,935,881
Cantel Medical Corp. (B)	20,007	884,910
Cardiovascular Systems, Inc. (A)	5,874	185,325
Carl Zeiss Meditec AG, Bearer Shares	8,121	790,760
Cerus Corp. (A)	27,519	181,625
Cochlear, Ltd.	12,938	1,698,617
Co-Diagnostics, Inc. (A)	4,462	86,340
Coloplast A/S, B Shares	23,987	3,738,803
CONMED Corp.	4,601	331,226
CryoLife, Inc. (A)	6,279	120,368
CryoPort, Inc. (A)(B)	5,703	172,516
Cutera, Inc. (A)	3,073	37,398
CytoSorbents Corp. (A)	6,022	59,618
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Danaher Corp.	112,096	$19,821,936
Demant A/S (A)(B)	22,247	589,570
Dentsply Sirona, Inc.	39,027	1,719,530
DexCom, Inc. (A)(B)	16,443	6,665,992
DiaSorin SpA	5,084	976,359
Edwards Lifesciences Corp. (A)	110,388	7,628,915
Electromed, Inc. (A)	1,345	20,700
Fisher & Paykel Healthcare Corp., Ltd.	116,032	2,673,005
FONAR Corp. (A)	1,277	27,289
GenMark Diagnostics, Inc. (A)	11,505	169,239
Glaukos Corp. (A)(B)	7,161	275,126
Globus Medical, Inc., Class A (A)	27,714	1,322,235
GN Store Nord A/S	25,824	1,382,368
Haemonetics Corp. (A)	18,456	1,652,919
Heska Corp. (A)	1,190	110,872
Hill-Rom Holdings, Inc.	24,378	2,676,217
Hologic, Inc. (A)	45,997	2,621,829
Hoya Corp.	76,407	7,316,657
ICU Medical, Inc. (A)	7,096	1,307,864
IDEXX Laboratories, Inc. (A)	15,130	4,995,321
Inogen, Inc. (A)	3,143	111,639
Integer Holdings Corp. (A)	5,535	404,332
Integra LifeSciences Holdings Corp. (A)	25,793	1,212,013
IntriCon Corp. (A)	1,709	23,106
Intuitive Surgical, Inc. (A)	20,775	11,838,218
Invacare Corp.	6,146	39,150
iRadimed Corp. (A)	1,169	27,132
iRhythm Technologies, Inc. (A)	4,581	530,892
Koninklijke Philips NV (A)	181,098	8,460,519
Lantheus Holdings, Inc. (A)	11,181	159,894
LeMaitre Vascular, Inc.	2,915	76,956
LivaNova PLC (A)	26,066	1,254,557
Masimo Corp. (A)	18,235	4,157,398
Medtronic PLC	238,902	21,907,313
Meridian Bioscience, Inc. (A)	7,232	168,433
Merit Medical Systems, Inc. (A)	9,173	418,747
Mesa Laboratories, Inc.	683	148,074
Misonix, Inc. (A)	2,679	36,354
Natus Medical, Inc. (A)	5,761	125,705
Neogen Corp. (A)	8,922	692,347
Nevro Corp. (A)	5,678	678,351
NuVasive, Inc. (A)(B)	27,460	1,528,424
Olympus Corp.	235,308	4,530,265
OraSure Technologies, Inc. (A)	10,594	123,208
Orthofix Medical, Inc. (A)	3,220	103,040
OrthoPediatrics Corp. (A)	2,050	89,708
Penumbra, Inc. (A)(B)	12,110	2,165,510
Pulse Biosciences, Inc. (A)	2,507	26,223
Quidel Corp. (A)(B)	13,999	3,132,136
Quotient, Ltd. (A)	10,334	76,472
Repro-Med Systems, Inc. (A)	4,313	38,731
ResMed, Inc.	25,772	4,948,224
Rockwell Medical, Inc. (A)(B)	13,008	25,366
RTI Surgical Holdings, Inc. (A)	10,393	33,050
SeaSpine Holdings Corp. (A)	4,733	49,555
Shockwave Medical, Inc. (A)	4,530	214,586
SI-BONE, Inc. (A)	4,414	70,359
Siemens Healthineers AG (C)	30,318	1,457,329
Sientra, Inc. (A)(B)	8,285	32,063
Silk Road Medical, Inc. (A)	5,381	225,410
Smith & Nephew PLC	176,528	3,289,358
Sonova Holding AG (A)	11,124	2,226,749
STAAR Surgical Company (A)	7,650	470,781
Stereotaxis, Inc. (A)	7,917	35,310
STERIS PLC	15,133	2,322,008

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Straumann Holding AG	2,082	$1,799,860
Stryker Corp.	57,425	10,347,411
Surmodics, Inc. (A)	2,311	99,928
Sysmex Corp.	33,779	2,592,933
Tactile Systems Technology, Inc. (A)	3,123	129,386
Tela Bio, Inc. (A)	1,108	14,360
Teleflex, Inc.	8,270	3,010,115
Terumo Corp.	130,334	4,960,874
The Cooper Companies, Inc.	8,753	2,482,701
TransMedics Group, Inc. (A)	3,446	61,752
Utah Medical Products, Inc.	629	55,742
Vapotherm, Inc. (A)	3,266	133,873
Varex Imaging Corp. (A)	6,431	97,430
Varian Medical Systems, Inc. (A)	16,178	1,982,129
ViewRay, Inc. (A)(B)	19,640	43,994
VolitionRX, Ltd. (A)	4,610	17,933
West Pharmaceutical Services, Inc.	13,112	2,978,653
Wright Medical Group NV (A)	21,757	646,618
Zimmer Biomet Holdings, Inc.	36,840	4,397,222
Zynex, Inc. (A)(B)	2,835	70,506
		262,301,786
Health care providers and services – 2.0%
1Life Healthcare, Inc. (A)(B)	3,582	130,098
Acadia Healthcare Company, Inc. (A)	32,578	818,359
AdaptHealth Corp. (A)	1,379	22,202
Addus HomeCare Corp. (A)	2,343	216,868
Alfresa Holdings Corp.	37,900	794,435
Amedisys, Inc. (A)	11,860	2,354,684
AmerisourceBergen Corp.	26,451	2,665,467
AMN Healthcare Services, Inc. (A)(B)	7,882	356,582
Anthem, Inc.	44,913	11,811,221
Apollo Medical Holdings, Inc. (A)	1,732	28,578
BioTelemetry, Inc. (A)	5,698	257,493
Brookdale Senior Living, Inc. (A)	31,354	92,494
Cardinal Health, Inc.	52,015	2,714,663
Catasys, Inc. (A)(B)	1,391	34,413
Centene Corp. (A)	103,167	6,556,263
Chemed Corp.	5,814	2,622,521
Cigna Corp.	65,731	12,334,422
Community Health Systems, Inc. (A)(B)	14,821	44,611
CorVel Corp. (A)	1,497	106,122
Covetrus, Inc. (A)	16,648	297,833
Cross Country Healthcare, Inc. (A)	6,635	40,872
CVS Health Corp.	232,848	15,128,135
DaVita, Inc. (A)	15,189	1,202,057
Encompass Health Corp.	36,410	2,254,871
Enzo Biochem, Inc. (A)	8,818	19,752
Fresenius Medical Care AG & Company KGaA	43,053	3,703,842
Fresenius SE & Company KGaA	84,395	4,194,671
Fulgent Genetics, Inc. (A)	1,739	27,824
Hanger, Inc. (A)	6,321	104,676
HCA Healthcare, Inc.	46,913	4,553,376
HealthEquity, Inc. (A)(B)	37,971	2,227,759
Henry Schein, Inc. (A)	25,431	1,484,916
Humana, Inc.	23,552	9,132,288
InfuSystem Holdings, Inc. (A)	2,718	31,366
Laboratory Corp. of America Holdings (A)	17,315	2,876,195
LHC Group, Inc. (A)	16,010	2,790,863
Magellan Health, Inc. (A)	3,961	289,074
McKesson Corp.	28,833	4,423,559
Medipal Holdings Corp.	37,041	714,914
MEDNAX, Inc. (A)	45,352	775,519
Molina Healthcare, Inc. (A)	21,684	3,859,318
National HealthCare Corp.	2,129	135,064
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
National Research Corp.	2,302	$133,999
NMC Health PLC (A)	19,536	6,934
Option Care Health, Inc. (A)	5,761	79,963
Orpea	10,434	1,205,161
Owens & Minor, Inc.	10,689	81,450
Patterson Companies, Inc.	45,962	1,011,164
PetIQ, Inc. (A)(B)	3,522	122,706
Progyny, Inc. (A)	4,455	114,984
Quest Diagnostics, Inc.	23,823	2,714,869
R1 RCM, Inc. (A)	18,112	201,949
RadNet, Inc. (A)	7,297	115,803
Ramsay Health Care, Ltd.	36,127	1,668,430
Ryman Healthcare, Ltd.	80,556	683,434
Select Medical Holdings Corp. (A)	18,385	270,811
Sharps Compliance Corp. (A)	3,069	21,575
Sonic Healthcare, Ltd.	91,171	1,925,240
Surgery Partners, Inc. (A)	3,898	45,100
Suzuken Company, Ltd.	13,548	506,149
Tenet Healthcare Corp. (A)	56,044	1,014,957
The Ensign Group, Inc.	8,657	362,295
The Joint Corp. (A)	2,483	37,915
The Pennant Group, Inc. (A)	4,423	99,960
The Providence Service Corp. (A)	2,049	161,687
Tivity Health, Inc. (A)(B)	7,424	84,114
Triple-S Management Corp., Class B (A)	3,979	75,681
UnitedHealth Group, Inc.	168,947	49,830,918
Universal Health Services, Inc., Class B	13,836	1,285,226
US Physical Therapy, Inc.	2,165	175,408
Viemed Healthcare, Inc. (A)	6,096	58,522
		168,326,644
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	27,503	186,195
Cerner Corp.	54,217	3,716,575
Computer Programs & Systems, Inc.	2,345	53,443
Evolent Health, Inc., Class A (A)(B)	12,907	91,898
Health Catalyst, Inc. (A)(B)	5,461	159,297
HealthStream, Inc. (A)	4,408	97,549
HMS Holdings Corp. (A)	14,895	482,449
Icad, Inc. (A)	3,635	36,314
Inovalon Holdings, Inc., Class A (A)	12,528	241,289
Inspire Medical Systems, Inc. (A)	4,434	385,847
M3, Inc.	89,086	3,784,472
NantHealth, Inc. (A)	4,841	22,172
NextGen Healthcare, Inc. (A)	9,366	102,839
Omnicell, Inc. (A)	7,168	506,204
OptimizeRx Corp. (A)	2,708	35,285
Phreesia, Inc. (A)	4,819	136,281
Schrodinger, Inc. (A)(B)	2,327	213,083
Simulations Plus, Inc.	2,134	127,656
Tabula Rasa HealthCare, Inc. (A)(B)	3,478	190,351
Vocera Communications, Inc. (A)	5,443	115,392
		10,684,591
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	55,006	4,860,880
Bio-Rad Laboratories, Inc., Class A (A)	3,807	1,718,822
Bio-Techne Corp.	14,000	3,696,980
Charles River Laboratories International, Inc. (A)	18,126	3,160,268
ChromaDex Corp. (A)	7,521	34,521
Codexis, Inc. (A)	9,154	104,356
Eurofins Scientific SE	2,665	1,680,907
Fluidigm Corp. (A)	12,295	49,303
Harvard Bioscience, Inc. (A)	7,781	24,121
Illumina, Inc. (A)	26,187	9,698,355
IQVIA Holdings, Inc. (A)	31,637	4,488,658

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Lonza Group AG	15,038	$7,965,587
Luminex Corp.	7,216	234,736
Medpace Holdings, Inc. (A)	4,623	430,031
Mettler-Toledo International, Inc. (A)	4,259	3,430,837
NanoString Technologies, Inc. (A)(B)	6,410	188,134
NeoGenomics, Inc. (A)	17,528	543,017
Pacific Biosciences of California, Inc. (A)	24,932	86,015
PerkinElmer, Inc.	19,843	1,946,400
Personalis, Inc. (A)	3,465	44,941
PRA Health Sciences, Inc. (A)	23,305	2,267,343
QIAGEN NV (A)	46,652	2,011,113
Quanterix Corp. (A)	3,246	88,908
Repligen Corp. (A)	17,243	2,131,407
Sartorius Stedim Biotech	5,577	1,413,977
Syneos Health, Inc. (A)	22,893	1,333,517
Thermo Fisher Scientific, Inc.	70,358	25,493,518
Waters Corp. (A)	11,029	1,989,632
		81,116,284
Pharmaceuticals – 5.6%
AcelRx Pharmaceuticals, Inc. (A)(B)	15,321	18,538
Aerie Pharmaceuticals, Inc. (A)(B)	6,313	93,180
Agile Therapeutics, Inc. (A)	12,062	33,532
AMAG Pharmaceuticals, Inc. (A)(B)	5,607	42,894
Amneal Pharmaceuticals, Inc. (A)	16,955	80,706
Amphastar Pharmaceuticals, Inc. (A)(B)	6,077	136,489
ANI Pharmaceuticals, Inc. (A)	1,662	53,749
Aquestive Therapeutics, Inc. (A)	3,682	17,895
Arvinas, Inc. (A)(B)	4,978	166,962
Astellas Pharma, Inc.	375,947	6,278,149
AstraZeneca PLC	264,959	27,575,450
Axsome Therapeutics, Inc. (A)(B)	4,694	386,222
Bayer AG	198,361	14,703,207
BioDelivery Sciences International, Inc. (A)	15,506	67,606
Bristol-Myers Squibb Company	403,081	23,701,163
Cara Therapeutics, Inc. (A)(B)	7,032	120,247
Catalent, Inc. (A)	56,736	4,158,749
Chiasma, Inc. (A)	6,613	35,578
Chugai Pharmaceutical Company, Ltd.	135,702	7,265,477
Collegium Pharmaceutical, Inc. (A)	5,862	102,585
Corcept Therapeutics, Inc. (A)	16,307	274,284
CorMedix, Inc. (A)(B)	4,676	29,459
Cymabay Therapeutics, Inc. (A)	12,118	42,292
Daiichi Sankyo Company, Ltd.	114,486	9,363,995
Durect Corp. (A)	34,009	78,901
Eisai Company, Ltd.	50,868	4,041,405
Elanco Animal Health, Inc. (A)(D)	9,534	0
Eli Lilly & Company	150,030	24,631,925
Endo International PLC (A)	38,490	132,021
Eton Pharmaceuticals, Inc. (A)	3,033	16,530
Evofem Biosciences, Inc. (A)	8,449	23,911
Evolus, Inc. (A)(B)	3,982	21,105
Fulcrum Therapeutics, Inc. (A)(B)	2,185	39,964
GlaxoSmithKline PLC	1,012,974	20,461,757
H Lundbeck A/S (B)	14,048	530,795
Harrow Health, Inc. (A)	4,400	22,924
Hikma Pharmaceuticals PLC	29,369	805,918
Hisamitsu Pharmaceutical Company, Inc.	10,284	555,910
IMARA, Inc. (A)	867	23,955
Innoviva, Inc. (A)	10,835	151,473
Intersect ENT, Inc. (A)	5,655	76,569
Intra-Cellular Therapies, Inc. (A)	9,335	239,629
Ipsen SA	7,597	644,465
Johnson & Johnson	469,333	66,002,300
Kala Pharmaceuticals, Inc. (A)	6,794	71,405
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Kyowa Kirin Company, Ltd.	54,559	$1,436,251
Lannett Company, Inc. (A)	5,651	41,026
Liquidia Technologies, Inc. (A)	3,577	30,118
Mallinckrodt PLC (A)(B)	14,788	39,632
Marinus Pharmaceuticals, Inc. (A)(B)	14,948	37,968
Menlo Therapeutics, Inc. (A)	18,762	32,458
Merck & Company, Inc.	449,650	34,771,435
Merck KGaA	26,121	3,041,733
Mylan NV (A)	92,090	1,480,807
MyoKardia, Inc. (A)	8,419	813,444
Nektar Therapeutics (A)(B)	65,194	1,509,893
NGM Biopharmaceuticals, Inc. (A)	3,990	78,763
Nippon Shinyaku Company, Ltd.	9,200	750,928
Novartis AG	433,795	37,792,660
Novo Nordisk A/S, B Shares	357,267	23,275,135
Ocular Therapeutix, Inc. (A)(B)	8,893	74,079
Odonate Therapeutics, Inc. (A)	2,238	94,757
Omeros Corp. (A)(B)	8,952	131,773
Ono Pharmaceutical Company, Ltd.	74,700	2,180,233
Optinose, Inc. (A)	5,673	42,207
Orion OYJ, Class B	21,223	1,029,195
Otsuka Holdings Company, Ltd.	78,793	3,433,950
Pacira BioSciences, Inc. (A)	7,012	367,920
Paratek Pharmaceuticals, Inc. (A)(B)	7,493	39,113
Perrigo Company PLC	24,283	1,342,121
Pfizer, Inc.	989,552	32,358,350
Phathom Pharmaceuticals, Inc. (A)(B)	1,834	60,357
Phibro Animal Health Corp., Class A	3,572	93,836
Prestige Consumer Healthcare, Inc. (A)	26,881	1,009,650
Provention Bio, Inc. (A)	7,235	102,086
Recordati SpA	21,128	1,057,216
Relmada Therapeutics, Inc. (A)	2,404	107,579
Revance Therapeutics, Inc. (A)(B)	9,646	235,555
Roche Holding AG	141,856	49,145,946
Sanofi	227,880	23,240,241
Santen Pharmaceutical Company, Ltd.	72,700	1,338,368
Satsuma Pharmaceuticals, Inc. (A)	1,601	46,045
Shionogi & Company, Ltd.	54,411	3,413,383
SIGA Technologies, Inc. (A)	9,448	55,838
Strongbridge Biopharma PLC (A)	6,832	25,825
Sumitomo Dainippon Pharma Company, Ltd.	36,092	500,149
Supernus Pharmaceuticals, Inc. (A)	8,316	197,505
Taisho Pharmaceutical Holdings Company, Ltd.	6,816	418,278
Takeda Pharmaceutical Company, Ltd.	318,298	11,435,790
Teva Pharmaceutical Industries, Ltd., ADR (A)	221,708	2,733,660
TherapeuticsMD, Inc. (A)(B)	41,315	51,644
Theravance Biopharma, Inc. (A)	7,852	164,813
Tricida, Inc. (A)	4,822	132,509
UCB SA	25,536	2,963,361
Verrica Pharmaceuticals, Inc. (A)	2,295	25,268
Vifor Pharma AG	9,180	1,388,813
WaVe Life Sciences, Ltd. (A)	3,647	37,942
Xeris Pharmaceuticals, Inc. (A)	6,954	18,498
Zoetis, Inc.	84,607	11,594,543
Zogenix, Inc. (A)	9,433	254,785
		471,396,702
		1,174,701,991
Industrials – 10.6%
Aerospace and defense – 1.4%
AAR Corp.	5,739	118,625
Aerojet Rocketdyne Holdings, Inc. (A)	12,365	490,149
AeroVironment, Inc. (A)	3,659	291,366

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Airbus SE (A)	118,807	$8,512,972
Astronics Corp. (A)	4,270	45,091
Axon Enterprise, Inc. (A)(B)	21,913	2,150,323
BAE Systems PLC	649,471	3,883,486
Cubic Corp.	5,316	255,327
Curtiss-Wright Corp.	15,256	1,362,056
Dassault Aviation SA (A)(B)	516	473,428
Ducommun, Inc. (A)	1,873	65,312
General Dynamics Corp.	41,393	6,186,598
Hexcel Corp.	30,581	1,382,873
Howmet Aerospace, Inc.	68,366	1,083,601
Huntington Ingalls Industries, Inc.	7,210	1,258,073
Kratos Defense & Security Solutions, Inc. (A)	17,887	279,574
L3Harris Technologies, Inc.	38,456	6,524,830
Leonardo SpA	83,435	556,206
Lockheed Martin Corp.	43,962	16,042,613
Maxar Technologies, Inc. (B)	10,233	183,785
Mercury Systems, Inc. (A)	20,365	1,601,911
Moog, Inc., Class A	5,017	265,801
MTU Aero Engines AG	10,791	1,878,719
National Presto Industries, Inc.	878	76,728
Northrop Grumman Corp.	27,618	8,490,878
PAE, Inc. (A)	10,031	95,896
Park Aerospace Corp.	3,629	40,427
Parsons Corp. (A)	3,685	133,544
Raytheon Technologies Corp.	262,009	16,144,995
Rolls-Royce Holdings PLC (A)	391,811	1,383,333
Safran SA (A)	64,906	6,528,977
Singapore Technologies Engineering, Ltd.	321,252	766,747
Teledyne Technologies, Inc. (A)(B)	6,531	2,030,814
Textron, Inc. (B)	40,553	1,334,599
Thales SA	21,719	1,757,836
The Boeing Company	95,504	17,505,883
TransDigm Group, Inc.	8,958	3,959,884
Triumph Group, Inc.	8,815	79,423
Vectrus, Inc. (A)	1,958	96,197
		115,318,880
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	9,989	222,455
Atlas Air Worldwide Holdings, Inc. (A)(B)	4,376	188,299
C.H. Robinson Worldwide, Inc. (B)	23,980	1,895,859
Deutsche Post AG	199,802	7,336,699
DSV Panalpina A/S	42,714	5,246,770
Echo Global Logistics, Inc. (A)	4,534	98,025
Expeditors International of Washington, Inc.	29,648	2,254,434
FedEx Corp.	42,817	6,003,800
Forward Air Corp.	4,714	234,851
Hub Group, Inc., Class A (A)	5,535	264,905
Radiant Logistics, Inc. (A)	7,665	30,123
SG Holdings Company, Ltd.	32,400	1,057,329
United Parcel Service, Inc., Class B	125,433	13,945,641
XPO Logistics, Inc. (A)(B)	33,377	2,578,373
Yamato Holdings Company, Ltd.	62,293	1,352,219
		42,709,782
Airlines – 0.2%
Alaska Air Group, Inc.	21,838	791,846
Allegiant Travel Company	2,208	241,136
American Airlines Group, Inc. (B)	67,049	876,330
ANA Holdings, Inc. (A)	23,249	531,308
Delta Air Lines, Inc.	101,125	2,836,556
Deutsche Lufthansa AG (A)(B)	48,277	484,339
Hawaiian Holdings, Inc.	7,795	109,442
Japan Airlines Company, Ltd.	22,940	413,964
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
JetBlue Airways Corp. (A)	98,788	$1,076,789
Qantas Airways, Ltd.	147,379	390,539
Singapore Airlines, Ltd.	273,027	736,960
SkyWest, Inc.	8,342	272,116
Southwest Airlines Company	95,545	3,265,728
Spirit Airlines, Inc. (A)(B)	14,653	260,823
United Airlines Holdings, Inc. (A)	45,012	1,557,865
		13,845,741
Building products – 0.7%
A. O. Smith Corp.	24,066	1,133,990
AAON, Inc.	6,903	374,764
Advanced Drainage Systems, Inc.	8,334	411,700
AGC, Inc.	38,976	1,117,423
Allegion PLC (B)	16,428	1,679,270
Alpha Pro Tech, Ltd. (A)	2,183	38,639
American Woodmark Corp. (A)	2,878	217,721
Apogee Enterprises, Inc.	4,457	102,689
Assa Abloy AB, B Shares	202,473	4,144,112
Builders FirstSource, Inc. (A)	19,574	405,182
Caesarstone, Ltd.	4,147	49,142
Carrier Global Corp.	145,042	3,222,833
Cie de Saint-Gobain (A)	104,469	3,769,339
Cornerstone Building Brands, Inc. (A)	7,713	46,741
CSW Industrials, Inc.	2,363	163,307
Daikin Industries, Ltd.	50,297	8,138,053
Fortune Brands Home & Security, Inc.	24,888	1,591,090
Geberit AG	7,487	3,756,494
Gibraltar Industries, Inc. (A)	5,532	265,591
Griffon Corp. (B)	6,290	116,491
Insteel Industries, Inc.	3,322	63,351
JELD-WEN Holding, Inc. (A)	11,532	185,781
Johnson Controls International PLC	132,513	4,523,994
Kingspan Group PLC	31,069	2,005,699
Lennox International, Inc.	12,748	2,970,157
LIXIL Group Corp.	53,750	754,880
Masco Corp.	46,986	2,359,167
Masonite International Corp. (A)	4,133	321,465
Nibe Industrier AB, B Shares (A)	62,963	1,396,508
Owens Corning	39,500	2,202,520
Patrick Industries, Inc.	3,782	231,648
PGT Innovations, Inc. (A)	9,891	155,091
Quanex Building Products Corp.	5,832	80,948
Resideo Technologies, Inc. (A)	21,006	246,190
Simpson Manufacturing Company, Inc.	7,317	617,262
TOTO, Ltd.	28,600	1,099,625
Trane Technologies PLC	42,613	3,791,705
Trex Company, Inc. (A)(B)	21,190	2,756,183
UFP Industries, Inc.	10,058	497,972
		57,004,717
Commercial services and supplies – 0.6%
ABM Industries, Inc.	11,334	411,424
ACCO Brands Corp.	15,827	112,372
Advanced Disposal Services, Inc. (A)	12,353	372,690
Brady Corp., Class A	8,142	381,208
Brambles, Ltd.	311,897	2,364,924
BrightView Holdings, Inc. (A)	5,308	59,450
Casella Waste Systems, Inc., Class A (A)	7,768	404,868
CECO Environmental Corp. (A)	6,156	40,568
Cimpress PLC (A)(B)	3,008	229,631
Cintas Corp.	15,014	3,999,129
Clean Harbors, Inc. (A)	18,729	1,123,365
Copart, Inc. (A)	36,805	3,064,752
Covanta Holding Corp.	20,125	192,999
Dai Nippon Printing Company, Ltd.	49,073	1,128,206
Deluxe Corp.	22,394	527,155

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Ennis, Inc.	4,601	$83,462
Harsco Corp. (A)	13,277	179,372
Healthcare Services Group, Inc. (B)	39,911	976,223
Heritage-Crystal Clean, Inc. (A)	2,766	48,294
Herman Miller, Inc.	31,515	744,069
HNI Corp.	22,873	699,228
Interface, Inc.	9,914	80,700
KAR Auction Services, Inc.	69,138	951,339
Kimball International, Inc., Class B	6,499	75,128
Knoll, Inc.	8,691	105,943
Matthews International Corp., Class A	5,257	100,409
McGrath RentCorp	4,102	221,549
Mobile Mini, Inc.	7,472	220,424
MSA Safety, Inc.	13,092	1,498,248
Park24 Company, Ltd.	21,900	375,476
PICO Holdings, Inc. (A)	3,982	33,568
Pitney Bowes, Inc. (B)	29,732	77,303
Quad/Graphics, Inc.	6,231	20,251
Rentokil Initial PLC	373,702	2,362,981
Republic Services, Inc.	37,425	3,070,721
Rollins, Inc.	25,107	1,064,286
Secom Company, Ltd.	42,455	3,725,116
Securitas AB, B Shares (A)	63,299	855,943
Sohgo Security Services Company, Ltd.	14,400	672,386
SP Plus Corp. (A)	4,010	83,047
Steelcase, Inc., Class A	14,662	176,824
Stericycle, Inc. (A)	33,484	1,874,434
Team, Inc. (A)	5,609	31,242
Tetra Tech, Inc.	28,844	2,282,137
The Brink's Company	26,996	1,228,588
Toppan Printing Company, Ltd.	52,962	885,467
UniFirst Corp.	2,536	453,817
US Ecology, Inc.	5,296	179,428
Viad Corp.	3,499	66,551
VSE Corp.	1,631	51,197
Waste Management, Inc.	69,166	7,325,371
		47,293,263
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	51,529	1,324,239
AECOM (A)	58,636	2,203,541
Aegion Corp. (A)	5,394	85,603
Ameresco, Inc., Class A (A)	4,225	117,371
API Group Corp. (A)(C)	23,411	284,444
Arcosa, Inc.	8,215	346,673
Argan, Inc.	2,549	120,772
Bouygues SA (A)	45,988	1,575,295
CIMIC Group, Ltd.	19,562	328,732
Comfort Systems USA, Inc.	6,102	248,657
Concrete Pumping Holdings, Inc. (A)	5,671	19,735
Construction Partners, Inc., Class A (A)(B)	3,302	58,644
Dycom Industries, Inc. (A)	16,787	686,420
Eiffage SA (A)	16,807	1,540,640
EMCOR Group, Inc.	29,239	1,933,867
Ferrovial SA (B)	97,950	2,618,199
Fluor Corp.	75,206	908,488
Granite Construction, Inc.	8,012	153,350
Great Lakes Dredge & Dock Corp. (A)	10,983	101,703
HC2 Holdings, Inc. (A)	7,991	26,690
HOCHTIEF AG	4,975	442,672
IES Holdings, Inc. (A)	1,516	35,126
Jacobs Engineering Group, Inc.	23,177	1,965,410
JGC Holdings Corp.	44,406	468,258
Kajima Corp.	90,585	1,083,112
MasTec, Inc. (A)	30,900	1,386,483
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
MYR Group, Inc. (A)	2,861	$91,295
Northwest Pipe Company (A)	1,898	47,583
NV5 Global, Inc. (A)	1,832	93,121
Obayashi Corp.	131,215	1,233,612
Primoris Services Corp.	8,231	146,183
Quanta Services, Inc.	24,521	961,959
Shimizu Corp.	111,529	918,785
Skanska AB, B Shares (A)	68,705	1,402,631
Sterling Construction Company, Inc. (A)	5,082	53,209
Taisei Corp.	38,573	1,405,836
Tutor Perini Corp. (A)	6,981	85,029
Valmont Industries, Inc.	7,823	888,849
Vinci SA (B)	104,038	9,646,737
WillScot Corp. (A)	9,270	113,928
		37,152,881
Electrical equipment – 0.9%
ABB, Ltd.	372,235	8,443,377
Acuity Brands, Inc.	14,520	1,390,145
Allied Motion Technologies, Inc.	1,345	47,479
American Superconductor Corp. (A)(B)	4,233	34,414
AMETEK, Inc.	40,872	3,652,731
Atkore International Group, Inc. (A)	8,013	219,156
AZZ, Inc.	4,443	152,484
Bloom Energy Corp., Class A (A)(B)	14,455	157,270
Eaton Corp. PLC	71,257	6,233,562
Emerson Electric Company	106,436	6,602,225
Encore Wire Corp.	3,461	168,966
EnerSys	22,705	1,461,748
FuelCell Energy, Inc. (A)	36,261	81,950
Fuji Electric Company, Ltd.	25,540	702,961
Generac Holdings, Inc. (A)	22,958	2,799,269
Hubbell, Inc.	19,853	2,488,772
Legrand SA	53,957	4,099,784
LSI Industries, Inc.	4,909	31,761
Melrose Industries PLC	984,542	1,387,754
Mitsubishi Electric Corp.	368,597	4,814,343
Nidec Corp.	90,286	6,082,455
nVent Electric PLC	57,236	1,072,030
Plug Power, Inc. (A)(B)	54,795	449,867
Powell Industries, Inc.	1,642	44,974
Preformed Line Products Company	627	31,356
Prysmian SpA	48,761	1,131,173
Regal Beloit Corp.	14,842	1,296,003
Rockwell Automation, Inc.	20,633	4,394,829
Schneider Electric SE	111,661	12,420,791
Siemens Gamesa Renewable Energy SA	48,197	858,145
Sunrun, Inc. (A)	19,660	387,695
Thermon Group Holdings, Inc. (A)	5,706	83,136
TPI Composites, Inc. (A)	5,171	120,846
Vestas Wind Systems A/S	40,173	4,113,826
Vicor Corp. (A)	3,006	216,282
Vivint Solar, Inc. (A)(B)	8,375	82,913
		77,756,472
Industrial conglomerates – 1.1%
3M Company (B)	102,467	15,983,827
Carlisle Companies, Inc.	20,114	2,407,042
CK Hutchison Holdings, Ltd.	544,738	3,527,498
DCC PLC	19,875	1,658,443
General Electric Company	1,558,229	10,642,704
Honeywell International, Inc.	125,029	18,077,943
Investment AB Latour, B Shares	29,954	543,852
Jardine Matheson Holdings, Ltd.	44,400	1,856,401
Jardine Strategic Holdings, Ltd.	44,800	966,385
Keihan Holdings Company, Ltd.	19,500	870,855
Keppel Corp., Ltd.	294,445	1,268,151

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
NWS Holdings, Ltd.	313,599	$272,784
Raven Industries, Inc.	6,049	130,114
Roper Technologies, Inc.	18,598	7,220,859
Siemens AG	154,464	18,217,035
Smiths Group PLC	80,058	1,399,567
Toshiba Corp.	78,128	2,506,328
		87,549,788
Machinery – 2.2%
AGCO Corp.	22,761	1,262,325
Alamo Group, Inc.	1,655	169,869
Albany International Corp., Class A	5,165	303,237
Alfa Laval AB (A)	63,540	1,401,704
Alstom SA	38,822	1,809,139
Altra Industrial Motion Corp.	10,914	347,720
Amada Company, Ltd.	66,852	547,375
ANDRITZ AG	14,774	538,673
Astec Industries, Inc.	3,808	176,348
Atlas Copco AB, A Shares	135,675	5,777,779
Atlas Copco AB, B Shares	78,711	2,924,744
Barnes Group, Inc.	7,927	313,592
Blue Bird Corp. (A)	2,763	41,417
Caterpillar, Inc.	96,418	12,196,877
Chart Industries, Inc. (A)	6,125	297,001
CIRCOR International, Inc. (A)	3,493	89,002
CNH Industrial NV (A)	206,691	1,452,129
Colfax Corp. (A)	30,772	858,539
Columbus McKinnon Corp.	3,960	132,462
Crane Company	18,051	1,073,312
Cummins, Inc.	26,281	4,553,446
Daifuku Company, Ltd.	20,400	1,787,694
Deere & Company	55,733	8,758,441
Donaldson Company, Inc.	46,198	2,149,131
Douglas Dynamics, Inc.	3,838	134,791
Dover Corp.	25,643	2,476,088
Energy Recovery, Inc. (A)(B)	6,555	49,785
Enerpac Tool Group Corp.	9,101	160,178
EnPro Industries, Inc.	3,506	172,811
Epiroc AB, A Shares	133,333	1,670,715
Epiroc AB, B Shares	78,527	964,400
ESCO Technologies, Inc.	4,303	363,733
Evoqua Water Technologies Corp. (A)	14,509	269,867
FANUC Corp.	39,118	7,012,679
Federal Signal Corp.	10,062	299,143
Flowserve Corp.	23,169	660,780
Fortive Corp.	52,807	3,572,922
Franklin Electric Company, Inc.	7,743	406,662
GEA Group AG	31,004	984,013
Gencor Industries, Inc. (A)	2,122	26,822
Graco, Inc.	61,021	2,928,398
Graham Corp.	2,170	27,646
Helios Technologies, Inc.	5,002	186,325
Hillenbrand, Inc.	12,503	338,456
Hino Motors, Ltd.	57,942	393,113
Hitachi Construction Machinery Company, Ltd.	21,652	601,469
Hoshizaki Corp.	10,200	874,249
Hurco Companies, Inc.	1,401	39,186
Hyster-Yale Materials Handling, Inc.	1,761	68,080
IDEX Corp.	13,430	2,122,477
Illinois Tool Works, Inc.	51,216	8,955,118
Ingersoll Rand, Inc. (A)	61,597	1,732,108
ITT, Inc.	31,610	1,856,771
John Bean Technologies Corp.	5,276	453,842
Kadant, Inc.	1,922	191,547
Kawasaki Heavy Industries, Ltd.	29,320	423,488
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Kennametal, Inc.	44,378	$1,274,092
KION Group AG	13,105	806,872
Knorr-Bremse AG	9,792	993,748
Komatsu, Ltd.	176,676	3,618,416
Kone OYJ, B Shares	68,683	4,737,024
Kubota Corp.	209,552	3,134,634
Kurita Water Industries, Ltd.	19,927	554,332
LB Foster Company, Class A (A)	2,105	26,881
Lincoln Electric Holdings, Inc.	21,752	1,832,388
Lindsay Corp.	1,823	168,099
Luxfer Holdings PLC	5,076	71,825
Lydall, Inc. (A)	3,191	43,270
Makita Corp.	45,252	1,645,564
Meritor, Inc. (A)	11,690	231,462
Metso OYJ	21,234	697,825
Miller Industries, Inc.	2,039	60,701
MINEBEA MITSUMI, Inc.	73,300	1,336,085
MISUMI Group, Inc.	57,300	1,438,710
Mitsubishi Heavy Industries, Ltd.	64,763	1,529,060
Miura Company, Ltd.	17,700	737,562
Mueller Industries, Inc.	9,464	251,553
Mueller Water Products, Inc., Class A	26,509	249,980
Nabtesco Corp.	22,789	705,255
Navistar International Corp. (A)	8,433	237,811
NGK Insulators, Ltd.	52,961	733,806
NN, Inc. (B)	7,668	36,346
Nordson Corp. (B)	18,803	3,567,117
NSK, Ltd.	72,098	538,040
Omega Flex, Inc. (B)	490	51,842
Oshkosh Corp.	24,933	1,785,701
Otis Worldwide Corp.	72,521	4,123,544
PACCAR, Inc.	61,589	4,609,937
Parker-Hannifin Corp.	22,867	4,190,835
Park-Ohio Holdings Corp.	1,758	29,165
Pentair PLC	29,523	1,121,579
Proto Labs, Inc. (A)	4,503	506,452
RBC Bearings, Inc. (A)	4,154	556,802
REV Group, Inc.	4,869	29,701
Rexnord Corp.	17,874	521,027
Sandvik AB (A)	227,935	4,291,048
Schindler Holding AG	4,083	967,963
Schindler Holding AG, Participation Certificates	8,226	1,946,754
SKF AB, B Shares	76,910	1,437,718
SMC Corp.	11,547	5,934,245
Snap-on, Inc. (B)	9,683	1,341,192
Spirax-Sarco Engineering PLC	14,892	1,833,353
SPX Corp. (A)	7,245	298,132
SPX FLOW, Inc. (A)	7,197	269,456
Standex International Corp.	2,103	121,028
Stanley Black & Decker, Inc.	27,457	3,826,957
Sumitomo Heavy Industries, Ltd.	22,325	488,271
Techtronic Industries Company, Ltd.	277,242	2,743,184
Tennant Company	3,071	199,646
Terex Corp.	34,692	651,169
The ExOne Company (A)	2,320	19,836
The Gorman-Rupp Company	3,008	93,489
The Greenbrier Companies, Inc.	5,545	126,149
The Manitowoc Company, Inc. (A)	5,987	65,139
The Middleby Corp. (A)	20,358	1,607,061
The Shyft Group, Inc.	5,827	98,127
The Timken Company	24,746	1,125,696
The Toro Company	39,256	2,604,243
THK Company, Ltd.	24,252	603,816
TriMas Corp. (A)	7,303	174,907

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Trinity Industries, Inc. (B)	34,528	$735,101
Volvo AB, B Shares (A)	300,171	4,723,154
Wabash National Corp.	9,028	95,877
Wabtec Corp.	32,204	1,853,984
Wartsila OYJ ABP	89,465	742,118
Watts Water Technologies, Inc., Class A	4,595	372,195
Welbilt, Inc. (A)	22,227	135,362
Woodward, Inc.	20,762	1,610,093
Xylem, Inc.	32,050	2,081,968
Yangzijiang Shipbuilding Holdings, Ltd.	521,515	351,080
Yaskawa Electric Corp.	48,410	1,682,880
		185,417,052
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A (B)	647	707,466
A.P. Moller - Maersk A/S, Series B	1,324	1,551,736
Costamare, Inc.	8,677	48,244
Eagle Bulk Shipping, Inc. (A)	8,447	18,499
Genco Shipping & Trading, Ltd.	3,372	21,176
Kirby Corp. (A)	21,991	1,177,838
Kuehne + Nagel International AG (A)	10,935	1,821,427
Matson, Inc.	7,299	212,401
Nippon Yusen KK	30,825	436,271
		5,995,058
Professional services – 0.8%
Acacia Research Corp. (A)	9,492	38,822
Adecco Group AG	31,308	1,475,721
ASGN, Inc. (A)	27,825	1,855,371
Barrett Business Services, Inc.	1,310	69,600
Bureau Veritas SA (A)	59,496	1,261,877
CBIZ, Inc. (A)	8,574	205,519
CoreLogic, Inc.	29,087	1,955,228
CRA International, Inc.	1,413	55,814
Equifax, Inc. (B)	21,624	3,716,733
Experian PLC	183,398	6,437,059
Exponent, Inc.	8,661	700,935
Forrester Research, Inc. (A)	1,929	61,805
Franklin Covey Company (A)	2,257	48,300
FTI Consulting, Inc. (A)	13,588	1,556,505
GP Strategies Corp. (A)	2,833	24,307
Heidrick & Struggles International, Inc.	3,349	72,405
Huron Consulting Group, Inc. (A)	3,832	169,566
ICF International, Inc.	3,098	200,843
IHS Markit, Ltd.	71,064	5,365,332
Insperity, Inc.	19,480	1,260,940
Intertek Group PLC	32,610	2,196,318
Kelly Services, Inc., Class A	5,820	92,043
Kforce, Inc.	3,388	99,099
Korn Ferry	9,276	285,051
ManpowerGroup, Inc.	21,263	1,461,831
Mastech Digital, Inc. (A)	810	21,003
Nielsen Holdings PLC (B)	63,503	943,655
Nihon M&A Center, Inc.	30,200	1,373,435
Persol Holdings Company, Ltd.	35,700	492,191
Randstad NV	24,086	1,077,006
Recruit Holdings Company, Ltd.	256,800	8,831,396
Red Violet, Inc. (A)	1,344	23,708
RELX PLC	390,497	9,038,350
Resources Connection, Inc.	5,590	66,912
Robert Half International, Inc.	20,415	1,078,524
SGS SA	1,223	2,995,914
Teleperformance	11,862	3,021,035
TriNet Group, Inc. (A)	6,945	423,228
TrueBlue, Inc. (A)	6,145	93,834
Upwork, Inc. (A)	15,724	227,055
Verisk Analytics, Inc.	28,905	4,919,631
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Willdan Group, Inc. (A)	1,891	$47,294
Wolters Kluwer NV	55,210	4,315,441
		69,656,636
Road and rail – 0.9%
ArcBest Corp.	4,347	115,239
Aurizon Holdings, Ltd.	394,877	1,343,717
Avis Budget Group, Inc. (A)(B)	28,542	653,326
Central Japan Railway Company	29,176	4,512,306
Covenant Transportation Group, Inc., Class A (A)	2,509	36,205
CSX Corp.	136,362	9,509,886
Daseke, Inc. (A)	8,426	33,114
East Japan Railway Company	61,140	4,236,711
Hankyu Hanshin Holdings, Inc.	46,300	1,563,932
Heartland Express, Inc.	7,604	158,315
Hertz Global Holdings, Inc. (A)(B)	15,636	22,047
J.B. Hunt Transport Services, Inc.	15,030	1,808,710
Kansas City Southern	16,927	2,527,032
Keikyu Corp.	44,579	682,153
Keio Corp.	20,815	1,191,245
Keisei Electric Railway Company, Ltd.	26,194	820,931
Kintetsu Group Holdings Company, Ltd.	34,674	1,555,804
Knight-Swift Transportation Holdings, Inc. (B)	44,786	1,868,024
Kyushu Railway Company	30,200	784,709
Landstar System, Inc.	14,054	1,578,405
Marten Transport, Ltd.	6,694	168,421
MTR Corp., Ltd.	311,815	1,621,671
Nagoya Railroad Company, Ltd.	37,899	1,068,197
Nippon Express Company, Ltd.	14,846	769,816
Norfolk Southern Corp.	45,636	8,012,313
Odakyu Electric Railway Company, Ltd.	59,579	1,463,128
Old Dominion Freight Line, Inc.	16,809	2,850,638
Ryder System, Inc.	19,682	738,272
Saia, Inc. (A)(B)	4,431	492,639
Seibu Holdings, Inc.	43,800	477,078
Tobu Railway Company, Ltd.	38,673	1,277,732
Tokyu Corp.	101,108	1,423,434
U.S. Xpress Enterprises, Inc., Class A (A)	4,506	27,036
Union Pacific Corp.	120,882	20,437,520
Universal Logistics Holdings, Inc.	1,497	26,018
Werner Enterprises, Inc.	31,202	1,358,223
West Japan Railway Company	32,825	1,841,120
		79,055,067
Trading companies and distributors – 0.6%
AerCap Holdings NV (A)	26,481	815,615
Alta Equipment Group, Inc. (A)	3,264	25,361
Applied Industrial Technologies, Inc.	6,517	406,596
Ashtead Group PLC	90,971	3,068,730
Beacon Roofing Supply, Inc. (A)	9,278	244,661
BMC Stock Holdings, Inc. (A)	11,371	285,867
Brenntag AG	31,233	1,655,975
Bunzl PLC	68,075	1,825,983
CAI International, Inc. (A)	2,940	48,980
DXP Enterprises, Inc. (A)	2,898	57,699
EVI Industries, Inc. (A)(B)	929	20,169
Fastenal Company	102,043	4,371,522
Ferguson PLC	45,500	3,720,377
Foundation Building Materials, Inc. (A)	3,572	55,759
GATX Corp. (B)	18,663	1,138,070
GMS, Inc. (A)	7,073	173,925
H&E Equipment Services, Inc.	5,501	101,658
Herc Holdings, Inc. (A)	4,131	126,946
ITOCHU Corp.	272,004	5,885,574
Kaman Corp.	4,691	195,146

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Lawson Products, Inc. (A)	887	$28,615
Marubeni Corp.	332,659	1,511,070
Mitsubishi Corp.	272,906	5,766,973
Mitsui & Company, Ltd.	334,303	4,953,239
MonotaRO Company, Ltd.	25,300	1,016,514
MRC Global, Inc. (A)	13,501	79,791
MSC Industrial Direct Company, Inc., Class A	16,639	1,211,486
NOW, Inc. (A)	18,599	160,509
Rush Enterprises, Inc., Class A	3,839	159,165
Rush Enterprises, Inc., Class B	1,581	56,378
SiteOne Landscape Supply, Inc. (A)	7,043	802,691
Sumitomo Corp.	239,838	2,758,481
Systemax, Inc.	2,114	43,422
Textainer Group Holdings, Ltd. (A)	9,220	75,420
Titan Machinery, Inc. (A)	3,500	38,010
Toyota Tsusho Corp.	42,782	1,090,997
Transcat, Inc. (A)	1,565	40,471
Triton International, Ltd.	8,642	261,334
United Rentals, Inc. (A)	12,835	1,912,928
Univar Solutions, Inc. (A)(B)	50,729	855,291
Veritiv Corp. (A)	2,391	40,551
W.W. Grainger, Inc.	7,715	2,423,744
Watsco, Inc. (B)	11,999	2,132,222
WESCO International, Inc. (A)	7,056	247,734
		51,891,649
Transportation infrastructure – 0.2%
Aena SME SA (A)(C)	13,628	1,822,631
Aeroports de Paris	5,982	617,585
Atlantia SpA (A)	99,966	1,616,981
Auckland International Airport, Ltd.	245,223	1,042,874
Fraport AG Frankfurt Airport Services Worldwide (A)(B)	8,376	366,910
Getlink SE (A)	88,887	1,285,370
Japan Airport Terminal Company, Ltd. (B)	10,200	435,254
Kamigumi Company, Ltd.	20,006	393,448
Sydney Airport	223,604	882,473
Transurban Group	552,291	5,416,161
		13,879,687
		884,526,673
Information technology – 19.3%
Communications equipment – 0.8%
Acacia Communications, Inc. (A)	6,554	440,363
ADTRAN, Inc.	8,205	89,681
Applied Optoelectronics, Inc. (A)(B)	3,503	38,078
Arista Networks, Inc. (A)	9,575	2,011,037
CalAmp Corp. (A)	5,964	47,772
Calix, Inc. (A)	8,225	122,553
Casa Systems, Inc. (A)	5,678	23,620
Ciena Corp. (A)	56,276	3,047,908
Cisco Systems, Inc.	755,481	35,235,634
Clearfield, Inc. (A)	1,929	26,929
Comtech Telecommunications Corp. (B)	4,189	70,752
DASAN Zhone Solutions, Inc. (A)	2,428	21,682
Digi International, Inc. (A)	5,147	59,963
Extreme Networks, Inc. (A)	20,001	86,804
F5 Networks, Inc. (A)	10,848	1,513,079
Genasys, Inc. (A)	6,361	30,914
Harmonic, Inc. (A)	16,316	77,501
Infinera Corp. (A)(B)	26,357	156,033
Inseego Corp. (A)(B)	11,527	133,713
InterDigital, Inc.	16,480	933,262
Juniper Networks, Inc.	59,028	1,349,380
KVH Industries, Inc. (A)	3,473	31,014
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Lumentum Holdings, Inc. (A)(B)	27,434	$2,233,951
Motorola Solutions, Inc.	30,296	4,245,378
NETGEAR, Inc. (A)	4,965	128,544
NetScout Systems, Inc. (A)	35,247	900,913
Nokia OYJ	1,141,436	4,987,920
PCTEL, Inc. (A)	3,827	25,564
Plantronics, Inc.	5,760	84,557
Resonant, Inc. (A)	9,039	21,061
Ribbon Communications, Inc. (A)	11,718	46,052
Telefonaktiebolaget LM Ericsson, B Shares	589,386	5,463,346
ViaSat, Inc. (A)	21,397	821,003
Viavi Solutions, Inc. (A)	38,512	490,643
		64,996,604
Electronic equipment, instruments and components – 1.2%
Akoustis Technologies, Inc. (A)(B)	5,443	45,122
Amphenol Corp., Class A	52,711	5,050,241
Arlo Technologies, Inc. (A)	13,934	35,950
Arrow Electronics, Inc. (A)	28,814	1,979,234
Avnet, Inc.	36,174	1,008,712
Badger Meter, Inc. (B)	4,895	307,993
Belden, Inc.	21,466	698,718
Benchmark Electronics, Inc.	6,162	133,099
CDW Corp.	25,353	2,945,512
Cognex Corp.	62,886	3,755,552
Coherent, Inc. (A)	8,883	1,163,495
Corning, Inc.	135,210	3,501,939
CTS Corp.	5,403	108,276
Daktronics, Inc.	7,867	34,221
ePlus, Inc. (A)	2,260	159,737
Fabrinet (A)	6,171	385,194
FARO Technologies, Inc. (A)	2,991	160,318
Fitbit, Inc., Class A (A)(B)	40,340	260,596
FLIR Systems, Inc.	23,309	945,646
Halma PLC	76,749	2,186,594
Hamamatsu Photonics KK	28,400	1,236,670
Hexagon AB, B Shares (A)	56,839	3,337,903
Hirose Electric Company, Ltd.	6,575	721,989
Hitachi, Ltd.	195,294	6,207,385
II-VI, Inc. (A)(B)	47,306	2,233,789
Ingenico Group SA (A)	12,220	1,963,440
Insight Enterprises, Inc. (A)(B)	5,856	288,115
Intellicheck, Inc. (A)	2,955	22,310
IPG Photonics Corp. (A)	6,329	1,015,108
Iteris, Inc. (A)	7,952	37,812
Itron, Inc. (A)	6,776	448,910
Jabil, Inc.	50,236	1,611,571
Keyence Corp.	36,800	15,421,465
Keysight Technologies, Inc. (A)	33,319	3,357,889
Kimball Electronics, Inc. (A)	4,341	58,777
Knowles Corp. (A)	14,933	227,878
Kyocera Corp.	64,863	3,540,518
Littelfuse, Inc.	8,892	1,517,242
Luna Innovations, Inc. (A)	5,471	31,951
Methode Electronics, Inc.	6,078	189,998
MTS Systems Corp.	3,385	59,542
Murata Manufacturing Company, Ltd.	116,039	6,840,322
Napco Security Technologies, Inc. (A)	2,044	47,809
National Instruments Corp.	43,051	1,666,504
nLight, Inc. (A)	5,843	130,065
Novanta, Inc. (A)	5,765	615,529
Omron Corp.	37,518	2,512,888
OSI Systems, Inc. (A)	2,863	213,694
PAR Technology Corp. (A)(B)	2,749	82,278
PC Connection, Inc.	1,864	86,415
Plexus Corp. (A)	4,821	340,170

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Powerfleet, Inc. (A)	5,297	$24,472
Research Frontiers, Inc. (A)	5,134	20,844
Rogers Corp. (A)	3,140	391,244
Sanmina Corp. (A)	11,315	283,328
ScanSource, Inc. (A)	4,388	105,707
Shimadzu Corp.	44,892	1,198,489
SYNNEX Corp.	15,084	1,806,611
TDK Corp.	26,121	2,600,381
TE Connectivity, Ltd.	58,760	4,791,878
Trimble, Inc. (A)	91,483	3,951,151
TTM Technologies, Inc. (A)(B)	16,807	199,331
Venture Corp., Ltd.	55,600	649,780
Vishay Intertechnology, Inc.	70,873	1,082,231
Vishay Precision Group, Inc. (A)	2,248	55,256
Wrap Technologies, Inc. (A)	2,289	23,989
Yokogawa Electric Corp.	45,992	720,634
Zebra Technologies Corp., Class A (A)	9,458	2,420,775
		101,258,186
IT services – 3.9%
Accenture PLC, Class A	113,482	24,366,855
Adyen NV (A)(C)	3,645	5,310,755
Afterpay, Ltd. (A)	43,077	1,860,396
Akamai Technologies, Inc. (A)	28,908	3,095,758
Alliance Data Systems Corp.	15,526	700,533
Amadeus IT Group SA	87,062	4,570,938
Atos SE (A)	19,823	1,699,487
Automatic Data Processing, Inc.	76,561	11,399,167
Brightcove, Inc. (A)	7,159	56,413
Broadridge Financial Solutions, Inc.	20,454	2,581,090
CACI International, Inc., Class A (A)	9,188	1,992,693
Capgemini SE	32,463	3,746,277
Cardtronics PLC, Class A (A)	6,122	146,806
Cass Information Systems, Inc.	2,485	96,990
Cognizant Technology Solutions Corp., Class A	96,300	5,471,766
Computershare, Ltd.	98,261	909,845
Conduent, Inc. (A)	28,385	67,840
CSG Systems International, Inc.	5,543	229,425
DXC Technology Company	45,204	745,866
Edenred	49,180	2,156,942
Endurance International Group Holdings, Inc. (A)	11,538	46,498
EVERTEC, Inc.	10,165	285,637
Evo Payments, Inc., Class A (A)	6,926	158,121
ExlService Holdings, Inc. (A)	5,681	360,175
Fidelity National Information Services, Inc.	110,062	14,758,214
Fiserv, Inc. (A)	100,181	9,779,669
FleetCor Technologies, Inc. (A)	14,929	3,755,091
Fujitsu, Ltd.	39,723	4,650,901
Gartner, Inc. (A)	15,886	1,927,448
Global Payments, Inc.	53,283	9,037,862
GMO Payment Gateway, Inc.	8,200	857,666
GreenSky, Inc., Class A (A)	10,912	53,469
Grid Dynamics Holdings, Inc. (A)	4,027	27,786
GTT Communications, Inc. (A)(B)	5,541	45,215
I3 Verticals, Inc., Class A (A)(B)	2,592	78,408
IBM Corp.	158,171	19,102,312
International Money Express, Inc. (A)	2,410	30,029
Itochu Techno-Solutions Corp.	19,400	729,572
Jack Henry & Associates, Inc.	13,648	2,511,641
KBR, Inc.	76,169	1,717,611
Leidos Holdings, Inc.	23,786	2,228,035
Limelight Networks, Inc. (A)	19,764	145,463
LiveRamp Holdings, Inc. (A)	35,015	1,487,087
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
ManTech International Corp., Class A	4,574	$313,273
Mastercard, Inc., Class A	157,443	46,555,895
MAXIMUS, Inc.	32,747	2,307,026
MoneyGram International, Inc. (A)	11,197	35,942
NEC Corp.	49,984	2,401,516
Nexi SpA (A)(C)	76,014	1,318,123
NIC, Inc.	11,152	256,050
Nomura Research Institute, Ltd.	64,500	1,761,672
NTT Data Corp.	127,410	1,424,492
Obic Company, Ltd.	14,100	2,484,968
Otsuka Corp.	21,100	1,114,410
Paychex, Inc.	56,873	4,308,130
PayPal Holdings, Inc. (A)	209,168	36,443,341
Paysign, Inc. (A)	5,338	51,832
Perficient, Inc. (A)	5,506	197,005
Perspecta, Inc.	73,504	1,707,498
PFSweb, Inc. (A)	2,866	19,145
Repay Holdings Corp. (A)	6,210	152,952
Sabre Corp.	100,918	813,399
Science Applications International Corp.	18,095	1,405,620
SCSK Corp.	10,500	513,710
ServiceSource International, Inc. (A)	16,449	25,989
Sykes Enterprises, Inc. (A)	6,610	182,833
The Hackett Group, Inc.	4,473	60,564
The Western Union Company	73,200	1,582,584
TIS, Inc.	45,200	957,001
TTEC Holdings, Inc.	3,068	142,846
Tucows, Inc., Class A (A)(B)	1,610	92,285
Unisys Corp. (A)	10,493	114,479
VeriSign, Inc. (A)	18,113	3,746,312
Verra Mobility Corp. (A)	22,672	233,068
Virtusa Corp. (A)	4,885	158,616
Visa, Inc., Class A (B)	300,546	58,056,471
WEX, Inc. (A)	15,937	2,629,764
Wirecard AG (A)	23,693	175,804
Wix.com, Ltd. (A)	10,400	2,664,688
Worldline SA (A)(C)	27,659	2,411,573
		323,800,628
Semiconductors and semiconductor equipment – 3.7%
Advanced Energy Industries, Inc. (A)	6,401	433,924
Advanced Micro Devices, Inc. (A)	208,639	10,976,498
Advantest Corp.	40,300	2,299,940
Alpha & Omega Semiconductor, Ltd. (A)	3,654	39,756
Ambarella, Inc. (A)	5,563	254,785
Amkor Technology, Inc. (A)	16,770	206,439
Analog Devices, Inc.	65,632	8,049,108
Applied Materials, Inc.	163,264	9,869,309
ASM Pacific Technology, Ltd.	61,968	654,877
ASML Holding NV	85,950	31,441,613
Atomera, Inc. (A)	2,645	23,805
Axcelis Technologies, Inc. (A)	5,513	153,537
AXT, Inc. (A)	7,196	34,253
Broadcom, Inc.	71,220	22,477,744
Brooks Automation, Inc.	12,271	542,869
Cabot Microelectronics Corp.	15,540	2,168,452
CEVA, Inc. (A)	3,714	138,978
Cirrus Logic, Inc. (A)	21,382	1,320,980
Cohu, Inc.	6,999	121,363
Cree, Inc. (A)(B)	39,617	2,344,930
CyberOptics Corp. (A)	1,271	40,939
Diodes, Inc. (A)	7,137	361,846
Disco Corp.	5,800	1,414,553
DSP Group, Inc. (A)	3,892	61,805
Enphase Energy, Inc. (A)(B)	29,811	1,418,109
First Solar, Inc. (A)	27,930	1,382,535

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
FormFactor, Inc. (A)	12,873	$377,565
GSI Technology, Inc. (A)	3,415	24,520
Ichor Holdings, Ltd. (A)	3,771	100,233
Impinj, Inc. (A)(B)	2,864	78,674
Infineon Technologies AG	252,556	5,917,938
Intel Corp.	754,255	45,127,077
KLA Corp.	27,621	5,371,732
Lam Research Corp.	25,860	8,364,676
Lasertec Corp.	15,200	1,436,865
Lattice Semiconductor Corp. (A)	22,696	644,339
MACOM Technology Solutions Holdings, Inc. (A)	7,944	272,876
Maxim Integrated Products, Inc.	47,497	2,878,793
MaxLinear, Inc. (A)	11,320	242,927
Microchip Technology, Inc. (B)	43,704	4,602,468
Micron Technology, Inc. (A)	198,128	10,207,555
MKS Instruments, Inc.	20,098	2,275,898
Monolithic Power Systems, Inc.	15,240	3,611,880
NeoPhotonics Corp. (A)	8,251	73,269
NVE Corp.	880	54,410
NVIDIA Corp.	109,582	41,631,298
Onto Innovation, Inc. (A)	8,018	272,933
PDF Solutions, Inc. (A)	4,979	97,389
Photronics, Inc. (A)	10,686	118,935
Pixelworks, Inc. (A)	7,214	23,301
Power Integrations, Inc.	4,956	585,452
Qorvo, Inc. (A)	20,439	2,259,123
QUALCOMM, Inc.	200,397	18,278,210
Rambus, Inc. (A)	19,154	291,141
Renesas Electronics Corp. (A)	155,400	798,819
Rohm Company, Ltd.	17,742	1,179,690
Semtech Corp. (A)	34,741	1,814,175
Silicon Laboratories, Inc. (A)	23,302	2,336,492
SiTime Corp. (A)	873	41,389
Skyworks Solutions, Inc.	29,721	3,800,127
SMART Global Holdings, Inc. (A)	2,397	65,150
SolarEdge Technologies, Inc. (A)(B)	18,179	2,522,882
STMicroelectronics NV	128,727	3,508,875
SUMCO Corp.	53,200	817,904
SunPower Corp. (A)(B)	12,926	99,013
Synaptics, Inc. (A)(B)	18,196	1,093,944
Teradyne, Inc. (B)	60,717	5,131,194
Texas Instruments, Inc.	163,494	20,758,833
Tokyo Electron, Ltd.	30,160	7,441,793
Ultra Clean Holdings, Inc. (A)	6,694	151,485
Universal Display Corp.	15,529	2,323,449
Veeco Instruments, Inc. (A)	8,306	112,048
Xilinx, Inc.	43,317	4,261,960
		311,713,646
Software – 6.2%
8x8, Inc. (A)	17,192	275,072
A10 Networks, Inc. (A)	10,697	72,847
ACI Worldwide, Inc. (A)	61,783	1,667,523
Adobe, Inc. (A)	85,829	37,362,222
Agilysys, Inc. (A)	3,201	57,426
Alarm.com Holdings, Inc. (A)	7,663	496,639
Altair Engineering, Inc., Class A (A)(B)	7,102	282,305
American Software, Inc., Class A	5,204	82,015
ANSYS, Inc. (A)	15,305	4,464,928
Appfolio, Inc., Class A (A)	2,701	439,480
Appian Corp. (A)(B)	5,550	284,438
Asure Software, Inc. (A)	2,907	18,692
Autodesk, Inc. (A)	39,048	9,339,891
Avaya Holdings Corp. (A)(B)	15,727	194,386
AVEVA Group PLC	13,007	659,497
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Benefitfocus, Inc. (A)(B)	5,084	$54,704
Blackbaud, Inc.	26,512	1,513,305
Blackline, Inc. (A)	8,479	702,994
Bottomline Technologies DE, Inc. (A)	7,307	370,976
Box, Inc., Class A (A)	24,929	517,526
Cadence Design Systems, Inc. (A)	49,735	4,772,571
CDK Global, Inc.	44,513	1,843,728
Cerence, Inc. (A)	6,214	253,780
Ceridian HCM Holding, Inc. (A)	37,183	2,947,496
ChannelAdvisor Corp. (A)	4,745	75,161
Check Point Software Technologies, Ltd. (A)	23,926	2,570,370
Citrix Systems, Inc.	20,672	3,057,596
Cloudera, Inc. (A)	34,626	440,443
CommVault Systems, Inc. (A)	22,608	874,930
Cornerstone OnDemand, Inc. (A)	10,256	395,471
CyberArk Software, Ltd. (A)	7,800	774,306
Dassault Systemes SE	26,538	4,606,808
Digimarc Corp. (A)(B)	2,171	34,714
Digital Turbine, Inc. (A)(B)	14,016	176,181
Domo, Inc., Class B (A)	4,332	139,360
Ebix, Inc. (B)	4,528	101,246
eGain Corp. (A)	3,795	42,162
Envestnet, Inc. (A)	8,970	659,654
Fair Isaac Corp. (A)	10,623	4,440,839
ForeScout Technologies, Inc. (A)	8,142	172,610
Fortinet, Inc. (A)	23,901	3,280,890
GlobalSCAPE, Inc.	2,856	27,846
GTY Technology Holdings, Inc. (A)	8,291	34,532
Intelligent Systems Corp. (A)	1,293	44,065
Intuit, Inc.	46,454	13,759,210
j2 Global, Inc. (A)(B)	24,419	1,543,525
LivePerson, Inc. (A)(B)	10,314	427,309
LogMeIn, Inc.	17,864	1,514,331
Manhattan Associates, Inc. (A)	23,258	2,190,904
Microsoft Corp.	1,350,933	274,928,377
MicroStrategy, Inc., Class A (A)	1,314	155,433
Mimecast, Ltd. (A)	9,550	397,853
Mitek Systems, Inc. (A)	7,048	67,731
MobileIron, Inc. (A)	16,576	81,720
Model N, Inc. (A)	5,751	199,905
Nemetschek SE	11,622	798,574
Nice, Ltd. (A)	12,793	2,411,508
NortonLifeLock, Inc.	96,537	1,914,329
OneSpan, Inc. (A)	5,662	158,140
Oracle Corp.	370,780	20,493,011
Oracle Corp. Japan	7,706	914,029
Paycom Software, Inc. (A)	8,594	2,661,820
Paylocity Holding Corp. (A)(B)	13,175	1,922,101
Ping Identity Holding Corp. (A)(B)	2,657	85,263
Progress Software Corp.	7,580	293,725
PROS Holdings, Inc. (A)	6,643	295,148
PTC, Inc. (A)	38,139	2,966,833
Q2 Holdings, Inc. (A)	8,377	718,663
QAD, Inc., Class A	1,978	81,652
Qualys, Inc. (A)	18,005	1,872,880
Rapid7, Inc. (A)	8,513	434,333
Rimini Street, Inc. (A)	4,169	21,470
Rosetta Stone, Inc. (A)	4,081	68,806
SailPoint Technologies Holdings, Inc. (A)	14,881	393,900
salesforce.com, Inc. (A)	160,506	30,067,589
SAP SE	210,849	29,474,454
Sapiens International Corp. NV	4,320	120,874
SecureWorks Corp., Class A (A)	1,886	21,557
ServiceNow, Inc. (A)	33,972	13,760,698

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ShotSpotter, Inc. (A)(B)	1,441	$36,313
Smith Micro Software, Inc. (A)	6,278	28,000
Sprout Social, Inc., Class A (A)(B)	1,334	36,018
SPS Commerce, Inc. (A)	5,940	446,213
SVMK, Inc. (A)	20,159	474,543
Synchronoss Technologies, Inc. (A)	7,340	25,910
Synopsys, Inc. (A)	26,862	5,238,090
TeamViewer AG (A)(C)	26,225	1,428,970
Telenav, Inc. (A)	6,170	33,873
Temenos AG	13,203	2,052,062
Tenable Holdings, Inc. (A)	10,279	306,417
Teradata Corp. (A)	39,741	826,613
The Sage Group PLC	220,389	1,829,435
Trend Micro, Inc.	26,964	1,506,868
Tyler Technologies, Inc. (A)	7,083	2,456,951
Upland Software, Inc. (A)	3,874	134,660
Varonis Systems, Inc. (A)(B)	5,261	465,493
Verint Systems, Inc. (A)	10,805	488,170
Veritone, Inc. (A)	3,954	58,756
VirnetX Holding Corp. (B)	10,839	70,454
WiseTech Global, Ltd.	28,838	390,120
Workiva, Inc. (A)	6,498	347,578
Xperi Holding Corp.	18,210	268,780
Yext, Inc. (A)(B)	17,131	284,546
Zix Corp. (A)(B)	9,527	65,736
Zuora, Inc., Class A (A)	16,557	211,102
		517,352,951
Technology hardware, storage and peripherals – 3.5%
3D Systems Corp. (A)(B)	19,565	136,759
Apple, Inc.	725,801	264,772,205
Avid Technology, Inc. (A)	5,575	40,530
Brother Industries, Ltd.	44,936	811,862
Canon, Inc. (B)	202,077	4,031,036
Diebold Nixdorf, Inc. (A)	12,035	72,932
FUJIFILM Holdings Corp.	72,738	3,113,308
Hewlett Packard Enterprise Company	228,870	2,226,905
HP, Inc.	254,736	4,440,048
Immersion Corp. (A)	3,818	23,786
Intevac, Inc. (A)	4,803	26,224
Logitech International SA	33,202	2,175,706
NCR Corp. (A)	46,810	810,749
NetApp, Inc.	39,401	1,748,222
Quantum Corp. (A)	5,368	20,720
Ricoh Company, Ltd.	135,177	969,973
Seagate Technology PLC	40,230	1,947,534
Seiko Epson Corp.	56,347	645,493
Super Micro Computer, Inc. (A)	7,521	213,521
Western Digital Corp.	53,389	2,357,124
Xerox Holdings Corp.	32,622	498,790
		291,083,427
		1,610,205,442
Materials – 4.2%
Chemicals – 2.3%
AdvanSix, Inc. (A)	4,831	56,716
AgroFresh Solutions, Inc. (A)	6,190	18,756
Air Liquide SA	95,574	13,818,728
Air Products & Chemicals, Inc.	39,344	9,500,002
Air Water, Inc.	37,107	524,283
Akzo Nobel NV	40,313	3,621,743
Albemarle Corp. (B)	18,940	1,462,357
American Vanguard Corp.	5,123	70,492
Amyris, Inc. (A)(B)	12,059	51,492
Arkema SA	13,918	1,337,853
Asahi Kasei Corp.	253,057	2,071,471
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ashland Global Holdings, Inc.	22,144	$1,530,150
Balchem Corp.	5,445	516,513
BASF SE	185,404	10,414,008
Cabot Corp.	20,677	766,083
Celanese Corp.	21,062	1,818,493
CF Industries Holdings, Inc.	38,086	1,071,740
Chase Corp.	1,244	127,510
Chr. Hansen Holding A/S (B)	21,304	2,197,411
Clariant AG (A)	40,344	794,005
Corteva, Inc.	133,316	3,571,536
Covestro AG (C)	35,098	1,336,821
Croda International PLC	26,064	1,692,878
Daicel Corp.	50,285	389,727
Dow, Inc.	131,956	5,378,527
DuPont de Nemours, Inc.	130,720	6,945,154
Eastman Chemical Company	24,209	1,685,915
Ecolab, Inc.	44,054	8,764,543
EMS-Chemie Holding AG	1,655	1,285,774
Evonik Industries AG	42,304	1,077,483
Ferro Corp. (A)	13,804	164,820
FMC Corp.	23,060	2,297,237
FutureFuel Corp.	4,513	53,930
GCP Applied Technologies, Inc. (A)	8,257	153,415
Givaudan SA	1,866	6,975,047
Hawkins, Inc.	1,720	73,238
HB Fuller Company	8,684	387,306
ICL Group, Ltd.	151,239	450,496
Ingevity Corp. (A)	22,114	1,162,533
Innospec, Inc.	4,122	318,425
International Flavors & Fragrances, Inc.	19,035	2,331,043
Intrepid Potash, Inc. (A)	19,058	18,867
Johnson Matthey PLC	39,088	1,018,005
JSR Corp.	41,090	797,141
Kansai Paint Company, Ltd.	35,854	757,657
Koninklijke DSM NV	34,827	4,834,612
Koppers Holdings, Inc. (A)	3,567	67,202
Kraton Corp. (A)	5,320	91,930
Kronos Worldwide, Inc.	3,853	40,110
Kuraray Company, Ltd.	64,506	675,038
LANXESS AG	16,774	887,035
Linde PLC	93,558	19,844,587
Livent Corp. (A)(B)	24,882	153,273
LyondellBasell Industries NV, Class A	45,774	3,008,267
Minerals Technologies, Inc.	18,257	856,801
Mitsubishi Chemical Holdings Corp.	258,259	1,506,079
Mitsubishi Gas Chemical Company, Inc.	31,870	484,725
Mitsui Chemicals, Inc.	37,118	776,363
NewMarket Corp.	2,644	1,058,869
Nippon Paint Holdings Company, Ltd. (B)	29,600	2,158,929
Nissan Chemical Corp.	25,100	1,291,365
Nitto Denko Corp.	32,087	1,819,017
Novozymes A/S, B Shares	43,127	2,500,326
Olin Corp. (B)	57,817	664,317
Orica, Ltd.	81,798	945,962
Orion Engineered Carbons SA	10,252	108,569
PolyOne Corp.	48,893	1,282,463
PPG Industries, Inc.	42,028	4,457,490
PQ Group Holdings, Inc. (A)	6,468	85,636
Quaker Chemical Corp. (B)	2,233	414,556
Rayonier Advanced Materials, Inc.	11,261	31,643
RPM International, Inc. (B)	47,430	3,560,096
Sensient Technologies Corp.	22,656	1,181,737
Shin-Etsu Chemical Company, Ltd.	71,546	8,396,745
Showa Denko KK (B)	27,100	611,686
Sika AG	28,629	5,518,878

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Solvay SA	14,980	$1,201,783
Stepan Company	3,618	351,308
Sumitomo Chemical Company, Ltd.	299,344	900,666
Symrise AG	26,025	3,040,934
Taiyo Nippon Sanso Corp.	30,557	511,000
Teijin, Ltd.	35,948	572,351
The Chemours Company	60,150	923,303
The Mosaic Company	62,118	777,096
The Scotts Miracle-Gro Company	14,434	1,940,940
The Sherwin-Williams Company	14,396	8,318,729
Toray Industries, Inc.	279,872	1,321,003
Tosoh Corp.	52,400	719,814
Trecora Resources (A)	5,230	32,792
Tredegar Corp.	4,567	70,332
Trinseo SA	6,518	144,439
Tronox Holdings PLC, Class A	15,235	109,997
Umicore SA (B)	39,833	1,880,279
Valvoline, Inc.	67,772	1,310,033
Yara International ASA	35,575	1,240,227
		195,538,656
Construction materials – 0.3%
CRH PLC	158,514	5,456,092
Eagle Materials, Inc. (B)	15,243	1,070,363
Forterra, Inc. (A)(B)	3,349	37,375
HeidelbergCement AG	30,027	1,607,397
James Hardie Industries PLC, CHESS Depositary Interest	89,455	1,723,673
LafargeHolcim, Ltd. (A)	105,706	4,656,986
Martin Marietta Materials, Inc.	11,088	2,290,448
Summit Materials, Inc., Class A (A)	19,952	320,828
Taiheiyo Cement Corp.	24,370	566,216
U.S. Concrete, Inc. (A)	2,795	69,316
Vulcan Materials Company	23,592	2,733,133
		20,531,827
Containers and packaging – 0.3%
Amcor PLC (B)	280,474	2,863,640
AptarGroup, Inc.	23,510	2,632,650
Avery Dennison Corp.	14,839	1,692,982
Ball Corp.	58,075	4,035,632
Greif, Inc., Class A	13,947	479,916
Greif, Inc., Class B	1,084	45,344
International Paper Company	70,017	2,465,299
Myers Industries, Inc.	6,262	91,112
O-I Glass, Inc.	83,935	753,736
Packaging Corp. of America	16,896	1,686,221
Ranpak Holdings Corp. (A)	5,168	38,450
Sealed Air Corp.	27,729	910,898
Silgan Holdings, Inc.	28,428	920,783
Smurfit Kappa Group PLC	45,658	1,534,369
Sonoco Products Company	36,748	1,921,553
UFP Technologies, Inc. (A)	1,300	57,278
Westrock Company	46,184	1,305,160
		23,435,023
Metals and mining – 1.2%
1911 Gold Corp. (A)	3,149	1,086
Alcoa Corp. (A)	31,718	356,510
Allegheny Technologies, Inc. (A)	67,882	691,718
Anglo American PLC	247,794	5,712,447
Antofagasta PLC	79,744	922,985
ArcelorMittal SA (A)	144,562	1,531,180
Arconic Corp. (A)	16,854	234,776
BHP Group PLC	426,448	8,726,434
BHP Group, Ltd.	594,830	14,810,010
BlueScope Steel, Ltd.	102,086	840,969
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Boliden AB	55,204	$1,266,183
Caledonia Mining Corp. PLC	2,344	40,598
Carpenter Technology Corp.	25,568	620,791
Century Aluminum Company (A)	8,684	61,917
Cleveland-Cliffs, Inc. (B)	66,827	368,885
Coeur Mining, Inc. (A)	40,978	208,168
Commercial Metals Company	63,670	1,298,868
Compass Minerals International, Inc. (B)	18,194	886,958
Evolution Mining, Ltd.	326,962	1,298,853
Evraz PLC	102,044	361,550
Fortescue Metals Group, Ltd.	341,866	3,323,509
Freeport-McMoRan, Inc. (B)	258,658	2,992,673
Glencore PLC (A)	2,016,860	4,296,325
Gold Resource Corp.	11,899	48,905
Haynes International, Inc.	2,332	54,476
Hecla Mining Company	88,089	288,051
Hitachi Metals, Ltd.	43,364	519,753
JFE Holdings, Inc.	99,033	715,960
Kaiser Aluminum Corp.	2,678	197,154
Maruichi Steel Tube, Ltd.	11,461	285,669
Materion Corp.	3,451	212,202
Mitsubishi Materials Corp.	22,569	476,555
Newcrest Mining, Ltd.	163,156	3,617,835
Newmont Corp.	142,974	8,827,215
Nippon Steel Corp.	162,800	1,538,371
Norsk Hydro ASA (A)	271,549	757,590
Northern Star Resources, Ltd.	149,395	1,408,945
Novagold Resources, Inc. (A)	39,872	366,025
Nucor Corp.	53,645	2,221,439
Olympic Steel, Inc.	1,920	22,560
Reliance Steel & Aluminum Company	23,310	2,212,818
Rio Tinto PLC	226,481	12,745,570
Rio Tinto, Ltd.	74,949	5,132,028
Royal Gold, Inc.	24,021	2,986,291
Schnitzer Steel Industries, Inc., Class A	4,480	79,027
South32, Ltd.	988,502	1,399,447
Steel Dynamics, Inc.	77,040	2,009,974
Sumitomo Metal Mining Company, Ltd.	47,007	1,324,177
SunCoke Energy, Inc.	15,060	44,578
thyssenkrupp AG (A)	81,576	581,986
TimkenSteel Corp. (A)	8,196	31,882
United States Steel Corp. (B)	91,103	657,764
voestalpine AG (B)	23,469	506,822
Warrior Met Coal, Inc.	8,689	133,724
Worthington Industries, Inc.	19,669	733,654
		102,991,840
Paper and forest products – 0.1%
Boise Cascade Company	6,575	247,286
Clearwater Paper Corp. (A)	2,771	100,116
Domtar Corp.	29,485	622,428
Louisiana-Pacific Corp.	60,054	1,540,385
Mondi PLC	98,146	1,835,818
Neenah, Inc.	2,854	141,159
Oji Holdings Corp.	174,038	811,950
P.H. Glatfelter Company	7,552	121,210
Schweitzer-Mauduit International, Inc.	5,273	176,171
Stora Enso OYJ, R Shares	117,483	1,406,192
Svenska Cellulosa AB SCA, B Shares (A)	122,363	1,463,605
UPM-Kymmene OYJ	107,838	3,123,494
Verso Corp., Class A	6,037	72,203
		11,662,017
		354,159,363
Real estate – 3.5%

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 2.8%
Acadia Realty Trust	14,492	$188,106
Agree Realty Corp.	8,935	587,119
Alexander & Baldwin, Inc.	12,398	151,132
Alexander's, Inc.	368	88,651
Alexandria Real Estate Equities, Inc.	22,481	3,647,542
Alpine Income Property Trust, Inc.	1,488	24,195
American Assets Trust, Inc.	8,526	237,364
American Campus Communities, Inc.	50,401	1,762,019
American Finance Trust, Inc.	18,657	148,043
American Tower Corp.	78,972	20,417,421
Apartment Investment & Management Company, A Shares	26,519	998,175
Armada Hoffler Properties, Inc.	9,818	97,689
Ascendas Real Estate Investment Trust	622,678	1,428,679
AvalonBay Communities, Inc.	25,070	3,876,825
Bluerock Residential Growth REIT, Inc.	4,522	36,538
Boston Properties, Inc.	25,740	2,326,381
Brixmor Property Group, Inc.	108,583	1,392,034
BRT Apartments Corp.	2,468	26,704
Camden Property Trust	35,669	3,253,726
CapitaLand Commercial Trust	545,994	668,221
CapitaLand Mall Trust	521,303	739,692
CareTrust REIT, Inc.	16,178	277,614
CatchMark Timber Trust, Inc., Class A	8,930	79,031
Chatham Lodging Trust	8,462	51,787
CIM Commercial Trust Corp.	2,187	23,576
City Office REIT, Inc.	8,218	82,673
Clipper Realty, Inc.	3,012	24,397
Colony Capital, Inc.	82,591	198,218
Columbia Property Trust, Inc.	19,455	255,639
Community Healthcare Trust, Inc.	3,593	146,954
CoreCivic, Inc.	64,105	600,023
CorEnergy Infrastructure Trust, Inc.	2,721	24,897
CorePoint Lodging, Inc.	7,710	32,459
CoreSite Realty Corp.	14,763	1,787,209
Corporate Office Properties Trust	41,085	1,041,094
Cousins Properties, Inc.	54,407	1,622,961
Covivio	9,660	700,674
Crown Castle International Corp.	74,241	12,424,231
CyrusOne, Inc.	42,195	3,069,686
Daiwa House REIT Investment Corp.	400	941,040
Dexus	221,572	1,422,120
DiamondRock Hospitality Company	33,886	187,390
Digital Realty Trust, Inc.	47,798	6,792,574
Diversified Healthcare Trust	40,364	178,611
Douglas Emmett, Inc.	60,382	1,851,312
Duke Realty Corp.	65,624	2,322,433
Easterly Government Properties, Inc.	12,736	294,456
EastGroup Properties, Inc.	20,785	2,465,309
EPR Properties	28,379	940,196
Equinix, Inc.	15,768	11,073,866
Equity Residential	62,314	3,665,309
Essential Properties Realty Trust, Inc.	15,496	229,961
Essex Property Trust, Inc.	11,654	2,670,747
Extra Space Storage, Inc.	22,996	2,124,141
Farmland Partners, Inc.	5,628	38,552
Federal Realty Investment Trust	12,530	1,067,681
First Industrial Realty Trust, Inc.	46,594	1,791,073
Four Corners Property Trust, Inc.	11,920	290,848
Franklin Street Properties Corp.	18,191	92,592
Front Yard Residential Corp.	8,721	75,873
Gecina SA	9,254	1,142,935
Getty Realty Corp.	5,698	169,117
Gladstone Commercial Corp.	5,888	110,400
Gladstone Land Corp.	3,773	59,840
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Global Medical REIT, Inc.	7,214	$81,735
Global Net Lease, Inc.	15,379	257,291
GLP J-REIT (A)	736	1,063,557
Goodman Group	332,352	3,429,283
Healthcare Realty Trust, Inc.	72,072	2,110,989
Healthpeak Properties, Inc.	95,889	2,642,701
Hersha Hospitality Trust	6,354	36,599
Highwoods Properties, Inc.	38,051	1,420,444
Host Hotels & Resorts, Inc.	125,584	1,355,051
Hudson Pacific Properties, Inc.	56,149	1,412,709
ICADE	6,037	421,552
Independence Realty Trust, Inc.	16,087	184,840
Industrial Logistics Properties Trust	10,950	225,023
Innovative Industrial Properties, Inc.	2,825	248,657
Investors Real Estate Trust	2,073	146,126
Iron Mountain, Inc.	51,284	1,338,512
iStar, Inc.	12,625	155,540
Japan Prime Realty Investment Corp.	159	466,445
Japan Real Estate Investment Corp.	266	1,365,142
Japan Retail Fund Investment Corp.	528	660,411
JBG SMITH Properties	43,063	1,273,373
Jernigan Capital, Inc.	4,162	56,936
Kilroy Realty Corp.	38,777	2,276,210
Kimco Realty Corp.	77,051	989,335
Kite Realty Group Trust	14,175	163,580
Klepierre SA	39,630	792,156
Lamar Advertising Company, Class A	31,624	2,111,218
Land Securities Group PLC	142,171	971,400
Lexington Realty Trust	43,068	454,367
Life Storage, Inc.	17,182	1,631,431
Link REIT	417,106	3,424,508
LTC Properties, Inc.	6,586	248,095
Mack-Cali Realty Corp.	48,658	743,981
Mapletree Commercial Trust	434,300	607,675
Mapletree Logistics Trust	538,000	755,301
Medical Properties Trust, Inc.	193,517	3,638,120
Mid-America Apartment Communities, Inc.	20,371	2,335,943
Mirvac Group	794,118	1,199,597
Monmouth Real Estate Investment Corp.	16,012	232,014
National Health Investors, Inc.	7,246	439,977
National Retail Properties, Inc.	62,987	2,234,779
National Storage Affiliates Trust	10,452	299,554
New Senior Investment Group, Inc.	14,948	54,112
NexPoint Residential Trust, Inc.	3,705	130,972
Nippon Building Fund, Inc.	257	1,463,658
Nippon Prologis REIT, Inc.	425	1,291,419
Nomura Real Estate Master Fund, Inc.	856	1,025,229
Office Properties Income Trust	8,169	212,149
Omega Healthcare Investors, Inc.	83,109	2,470,831
One Liberty Properties, Inc.	3,182	56,067
Orix JREIT, Inc.	529	697,292
Park Hotels & Resorts, Inc.	86,293	853,438
Pebblebrook Hotel Trust	69,919	955,094
Physicians Realty Trust	108,333	1,897,994
Piedmont Office Realty Trust, Inc., Class A	21,259	353,112
Plymouth Industrial REIT, Inc.	3,024	38,707
PotlatchDeltic Corp.	35,578	1,353,031
Prologis, Inc.	131,573	12,279,708
PS Business Parks, Inc.	10,695	1,416,018
Public Storage	26,779	5,138,622
QTS Realty Trust, Inc., Class A	10,113	648,142
Rayonier, Inc.	50,717	1,257,274
Realty Income Corp.	61,177	3,640,032
Regency Centers Corp.	30,218	1,386,704

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Retail Opportunity Investments Corp.	19,483	$220,742
Retail Properties of America, Inc., Class A	36,440	266,741
Retail Value, Inc.	3,074	37,995
RLJ Lodging Trust	27,786	262,300
RPT Realty	14,078	97,983
Ryman Hospitality Properties, Inc.	8,539	295,449
Sabra Health Care REIT, Inc.	110,014	1,587,502
Safehold, Inc.	2,917	167,698
Saul Centers, Inc.	2,094	67,573
SBA Communications Corp.	19,885	5,924,139
Scentre Group	1,057,235	1,605,033
Segro PLC	221,700	2,451,999
Seritage Growth Properties, Class A (A)	5,949	67,819
Service Properties Trust	88,241	625,629
Simon Property Group, Inc.	54,467	3,724,453
SITE Centers Corp.	26,052	211,021
SL Green Realty Corp.	13,635	672,069
Spirit Realty Capital, Inc.	37,705	1,314,396
STAG Industrial, Inc.	25,244	740,154
Stockland	481,059	1,115,480
STORE Capital Corp.	81,497	1,940,444
Summit Hotel Properties, Inc.	17,680	104,842
Sunstone Hotel Investors, Inc.	36,267	295,576
Suntec Real Estate Investment Trust	395,600	404,123
Tanger Factory Outlet Centers, Inc.	15,570	111,014
Taubman Centers, Inc.	22,565	852,054
Terreno Realty Corp.	11,197	589,410
The British Land Company PLC	177,642	849,744
The GEO Group, Inc.	64,420	762,089
The GPT Group	393,221	1,142,352
The Macerich Company	66,709	598,380
UDR, Inc.	52,532	1,963,646
UMH Properties, Inc.	6,570	84,950
Unibail-Rodamco-Westfield (B)	27,892	1,572,181
United Urban Investment Corp.	598	644,075
Uniti Group, Inc.	32,788	306,568
Universal Health Realty Income Trust	2,190	174,083
Urban Edge Properties	60,281	715,535
Urstadt Biddle Properties, Inc., Class A	5,485	65,162
Ventas, Inc.	66,461	2,433,802
Vicinity Centres	783,362	785,168
Vornado Realty Trust	28,256	1,079,662
Washington Real Estate Investment Trust	13,953	309,757
Weingarten Realty Investors	44,106	834,927
Welltower, Inc.	74,371	3,848,699
Weyerhaeuser Company	132,931	2,985,630
Whitestone REIT	7,601	55,259
Xenia Hotels & Resorts, Inc.	19,305	180,116
		238,204,940
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	20,631	274,160
Aroundtown SA (A)	232,204	1,330,948
Azrieli Group, Ltd.	9,425	429,562
CapitaLand, Ltd. (A)	517,384	1,093,048
CBRE Group, Inc., Class A (A)	59,707	2,699,951
City Developments, Ltd.	91,713	560,465
CK Asset Holdings, Ltd.	521,062	3,124,700
CTO Realty Growth, Inc.	1,087	42,937
Cushman & Wakefield PLC (A)	18,672	232,653
Daito Trust Construction Company, Ltd.	13,011	1,199,111
Daiwa House Industry Company, Ltd.	114,266	2,698,378
Deutsche Wohnen SE	69,017	3,101,321
eXp World Holdings, Inc. (A)(B)	4,103	69,956
Forestar Group, Inc. (A)	2,941	44,350
FRP Holdings, Inc. (A)	1,292	52,429
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Hang Lung Properties, Ltd.	408,313	$970,673
Henderson Land Development Company, Ltd.	291,709	1,112,491
Hongkong Land Holdings, Ltd.	235,434	979,293
Hulic Company, Ltd. (B)	61,269	578,442
Jones Lang LaSalle, Inc.	18,911	1,956,532
Kennedy-Wilson Holdings, Inc.	20,707	315,161
Kerry Properties, Ltd.	131,064	340,456
LEG Immobilien AG	13,937	1,767,708
Lendlease Group	133,488	1,153,770
Marcus & Millichap, Inc. (A)	3,909	112,814
Maui Land & Pineapple Company, Inc. (A)	1,927	21,390
Mitsubishi Estate Company, Ltd.	238,724	3,557,422
Mitsui Fudosan Company, Ltd.	187,726	3,334,901
New World Development Company, Ltd.	308,392	1,464,270
Newmark Group, Inc., Class A	24,318	118,185
Nomura Real Estate Holdings, Inc.	23,263	433,097
Rafael Holdings, Inc., Class B (A)	1,789	25,708
RE/MAX Holdings, Inc., Class A	3,100	97,433
Realogy Holdings Corp.	19,558	144,925
Redfin Corp. (A)(B)	16,242	680,702
Sino Land Company, Ltd.	629,722	796,724
Stratus Properties, Inc. (A)	1,062	21,038
Sumitomo Realty & Development Company, Ltd.	62,383	1,721,938
Sun Hung Kai Properties, Ltd.	263,314	3,363,897
Swire Pacific, Ltd., Class A	99,518	528,916
Swire Properties, Ltd.	234,287	598,174
Swiss Prime Site AG	15,376	1,426,359
Tejon Ranch Company (A)	3,899	56,146
The RMR Group, Inc., Class A	2,665	78,538
The St. Joe Company (A)	5,573	108,228
Tokyu Fudosan Holdings Corp.	123,081	579,031
UOL Group, Ltd.	93,970	462,022
Vonovia SE	104,043	6,359,424
Wharf Real Estate Investment Company, Ltd. (B)	214,061	1,027,622
Wheelock & Company, Ltd.	144,285	1,160,644
		54,408,043
		292,612,983
Utilities – 3.4%
Electric utilities – 1.9%
ALLETE, Inc.	27,730	1,514,335
Alliant Energy Corp.	44,447	2,126,344
American Electric Power Company, Inc.	88,284	7,030,938
AusNet Services	377,735	436,425
Chubu Electric Power Company, Inc.	130,029	1,630,816
CK Infrastructure Holdings, Ltd.	133,843	691,869
CLP Holdings, Ltd.	332,334	3,263,930
Duke Energy Corp.	130,909	10,458,320
Edison International	67,327	3,656,529
EDP - Energias de Portugal SA	516,323	2,464,543
El Paso Electric Company	6,853	459,151
Electricite de France SA	125,209	1,164,077
Elia Group SA/NV	6,244	679,291
Endesa SA	64,141	1,591,096
Enel SpA	1,642,009	14,200,818
Entergy Corp.	35,657	3,344,983
Evergy, Inc.	40,392	2,394,842
Eversource Energy	59,935	4,990,787
Exelon Corp.	173,584	6,299,363
FirstEnergy Corp.	96,509	3,742,619
Fortum OYJ	89,519	1,707,854
Genie Energy, Ltd., B Shares	3,182	23,420
Hawaiian Electric Industries, Inc.	39,977	1,441,571

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
HK Electric Investments & HK Electric Investments, Ltd.	549,000	$570,240
Iberdrola SA	1,172,968	13,694,025
IDACORP, Inc.	18,480	1,614,598
Kyushu Electric Power Company, Inc.	76,618	642,146
Mercury NZ, Ltd.	138,054	420,600
MGE Energy, Inc.	5,891	380,028
NextEra Energy, Inc.	87,192	20,940,903
NRG Energy, Inc. (B)	43,482	1,415,774
OGE Energy Corp. (B)	73,318	2,225,934
Orsted A/S (C)	38,195	4,414,912
Otter Tail Corp.	6,828	264,858
Pinnacle West Capital Corp.	20,040	1,468,732
PNM Resources, Inc. (B)	42,559	1,635,968
Portland General Electric Company	15,097	631,206
Power Assets Holdings, Ltd.	280,736	1,533,958
PPL Corp.	136,950	3,538,788
Red Electrica Corp. SA	87,468	1,636,485
SSE PLC	207,880	3,520,058
Terna Rete Elettrica Nazionale SpA	284,260	1,960,698
The Chugoku Electric Power Company, Inc.	58,836	784,403
The Kansai Electric Power Company, Inc.	142,124	1,377,179
The Southern Company	188,111	9,753,555
Tohoku Electric Power Company, Inc.	86,265	819,481
Tokyo Electric Power Company Holdings, Inc. (A)	291,528	896,794
Verbund AG	13,737	616,959
Xcel Energy, Inc.	93,530	5,845,625
		157,917,828
Gas utilities – 0.3%
APA Group	238,383	1,843,254
Atmos Energy Corp.	21,789	2,169,749
Brookfield Infrastructure Corp., Class A	5,444	247,920
Chesapeake Utilities Corp.	2,783	233,772
Enagas SA	50,296	1,230,418
Hong Kong & China Gas Company, Ltd.	2,156,593	3,351,707
National Fuel Gas Company (B)	33,098	1,387,799
Naturgy Energy Group SA	59,571	1,112,126
New Jersey Resources Corp.	51,109	1,668,709
Northwest Natural Holding Company	5,141	286,816
ONE Gas, Inc.	28,145	2,168,572
Osaka Gas Company, Ltd.	75,675	1,495,864
RGC Resources, Inc.	1,309	31,639
Snam SpA	411,217	2,004,744
South Jersey Industries, Inc.	15,680	391,843
Southwest Gas Holdings, Inc.	29,516	2,038,080
Spire, Inc.	27,172	1,785,472
Toho Gas Company, Ltd.	14,884	743,940
Tokyo Gas Company, Ltd.	75,996	1,819,694
UGI Corp.	76,284	2,425,831
		28,437,949
Independent power and renewable electricity producers – 0.1%
AES Corp.	118,448	1,716,312
Atlantic Power Corp. (A)	19,833	39,666
Clearway Energy, Inc., Class C	18,895	435,719
Electric Power Development Company, Ltd.	27,648	524,108
Meridian Energy, Ltd.	258,854	806,927
Ormat Technologies, Inc. (B)	6,702	425,510
Sunnova Energy International, Inc. (A)(B)	5,500	93,885
TerraForm Power, Inc., Class A	14,784	272,617
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Uniper SE	40,636	$1,311,287
		5,626,031
Multi-utilities – 0.9%
AGL Energy, Ltd.	129,157	1,527,948
Ameren Corp.	43,982	3,094,574
Avista Corp.	11,361	413,427
Black Hills Corp.	33,556	1,901,283
CenterPoint Energy, Inc. (B)	97,033	1,811,606
CMS Energy Corp.	50,988	2,978,719
Consolidated Edison, Inc. (B)	59,518	4,281,130
Dominion Energy, Inc.	149,506	12,136,897
DTE Energy Company	34,312	3,688,540
E.ON SE	453,307	5,116,781
Engie SA	368,691	4,572,477
MDU Resources Group, Inc.	73,447	1,629,054
National Grid PLC	708,411	8,642,894
NiSource, Inc.	68,193	1,550,709
NorthWestern Corp.	27,027	1,473,512
Public Service Enterprise Group, Inc.	90,073	4,427,989
RWE AG	117,859	4,125,896
Sempra Energy	52,113	6,109,207
Suez SA	69,663	818,791
Unitil Corp.	2,610	116,980
Veolia Environnement SA	108,762	2,455,971
WEC Energy Group, Inc.	56,192	4,925,229
		77,799,614
Water utilities – 0.2%
American States Water Company	6,169	485,068
American Water Works Company, Inc.	32,248	4,149,028
Artesian Resources Corp., Class A	1,845	66,955
California Water Service Group	8,217	391,951
Consolidated Water Company, Ltd. (B)	3,476	50,159
Essential Utilities, Inc.	81,676	3,449,994
Global Water Resources, Inc.	3,129	32,980
Middlesex Water Company	2,892	194,285
Pure Cycle Corp. (A)	4,494	41,300
Severn Trent PLC	48,098	1,471,982
SJW Group	4,485	278,563
The York Water Company	2,377	114,001
United Utilities Group PLC	137,740	1,547,748
		12,274,014
		282,055,436
TOTAL COMMON STOCKS (Cost $5,103,747,441)		$8,080,647,279
PREFERRED SECURITIES – 0.2%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	1,037	27,180
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	11,488	558,053
Porsche Automobil Holding SE (A)	30,816	1,784,822
Volkswagen AG	37,443	5,691,335
		8,034,210
Internet and direct marketing retail – 0.0%
Overstock.com, Inc., 1.020%	692	11,072
		8,045,282
Consumer staples – 0.1%
Household products – 0.1%
Henkel AG & Company KGaA	36,024	3,360,812
Health care – 0.0%

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care equipment and supplies – 0.0%
Sartorius AG	7,180	$2,369,744
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%) (B)	3,258	86,395
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE (B)	14,055	564,924
TOTAL PREFERRED SECURITIES (Cost $12,736,934)		$14,454,337
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	54,671	37,504
TOTAL RIGHTS (Cost $16,278)		$37,504
SHORT-TERM INVESTMENTS – 5.2%
U.S. Government Agency – 2.1%
Federal Home Loan Bank Discount Note
0.060%, 10/01/2020 *	$50,000,000	49,980,834
0.080%, 07/10/2020 *	700,000	699,979
0.135%, 09/02/2020 *	28,200,000	28,193,091
0.140%, 10/02/2020 *	25,000,000	24,990,313
0.165%, 09/14/2020 *	19,000,000	18,994,458
Federal National Mortgage Association Discount Note 0.150%, 09/16/2020 *	50,000,000	49,985,028
		172,843,703
Short-term funds – 2.9%
John Hancock Collateral Trust, 0.2429% (F)(G)	24,584,785	246,125,660
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $18,271,000 on 7-1-20, collateralized by $17,332,200 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $18,636,748)	$18,271,000	18,271,000
TOTAL SHORT-TERM INVESTMENTS (Cost $437,242,709)		$437,240,363
Total Investments (Strategic Equity Allocation Trust) (Cost $5,553,743,362) – 102.0%		$8,532,379,483
Other assets and liabilities, net – (2.0%)		(166,305,332)
TOTAL NET ASSETS – 100.0%		$8,366,074,151
Strategic Equity Allocation Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	526	Long	Sep 2020	$46,779,409	$46,771,920	$(7,489)
Russell 2000 E-Mini Index Futures	181	Long	Sep 2020	12,400,644	12,997,945	597,301
S&P 500 Index E-Mini Futures	1,189	Long	Sep 2020	183,448,084	183,358,663	(89,421)
S&P Mid 400 Index E-Mini Futures	100	Long	Sep 2020	17,301,051	17,791,000	489,949
						$990,340
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 10.5%
Diversified telecommunication services – 1.5%
AT&T, Inc.	152,229	$4,601,883
ATN International, Inc.	316	19,140
Bandwidth, Inc., Class A (A)(B)	499	63,373
CenturyLink, Inc. (B)	22,799	228,674
Cincinnati Bell, Inc. (A)	1,094	16,246
Cogent Communications Holdings, Inc.	979	75,735
Consolidated Communications Holdings, Inc. (A)	1,652	11,184
Frontier Communications Corp. (A)	977	95
GCI Liberty, Inc., Class A (A)	2,222	158,029
Globalstar, Inc. (A)	32,583	10,642
IDT Corp., Class B (A)	637	4,160
Iridium Communications, Inc. (A)(B)	2,764	70,316
Ooma, Inc. (A)	511	8,421
ORBCOMM, Inc. (A)	2,046	7,877
Verizon Communications, Inc.	86,142	4,749,008
Vonage Holdings Corp. (A)	5,098	51,286
		10,076,069
Entertainment – 1.7%
Activision Blizzard, Inc.	16,016	1,215,614
AMC Entertainment Holdings, Inc., Class A (B)	2,313	9,923
Chicken Soup For The Soul Entertainment, Inc. (A)	15	104
Cinemark Holdings, Inc.	2,446	28,251
Electronic Arts, Inc. (A)	6,082	803,128
Gaia, Inc. (A)	509	4,265
Glu Mobile, Inc. (A)	3,150	29,201
Liberty Media Corp.-Liberty Braves, Class A (A)	1,147	23,032
Liberty Media Corp.-Liberty Formula One, Series A (A)	4,894	142,807
Lions Gate Entertainment Corp., Class B (A)	4,693	32,053
Live Nation Entertainment, Inc. (A)(B)	4,462	197,800
LiveXLive Media, Inc. (A)	863	3,124
Madison Square Garden Entertainment Corp. (A)	499	37,425
Netflix, Inc. (A)	9,135	4,156,790
Reading International, Inc., Class A (A)	608	2,584
Roku, Inc. (A)(B)	2,453	285,848
Sciplay Corp., Class A (A)	2,733	40,530
Take-Two Interactive Software, Inc. (A)	2,367	330,362
The Madison Square Garden Company, Class A (A)	499	73,298
The Marcus Corp.	654	8,679
The Walt Disney Company	37,564	4,188,762
World Wrestling Entertainment, Inc., Class A	1,652	71,779
Zynga, Inc., Class A (A)	19,797	188,863
		11,874,222
Interactive media and services – 5.4%
Actua Corp. (A)(C)	909	68
Alphabet, Inc., Class C (A)	14,374	20,319,230
ANGI Homeservices, Inc., Class A (A)(B)	10,603	128,826
CarGurus, Inc. (A)	2,365	59,953
Cars.com, Inc. (A)	1,453	8,369
Eventbrite, Inc., Class A (A)	1,808	15,495
EverQuote, Inc., Class A (A)	566	32,919
Facebook, Inc., Class A (A)	59,437	13,496,360
InterActiveCorp (A)	1,764	570,478
Liberty TripAdvisor Holdings, Inc., Class A (A)	1,370	2,918
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Match Group, Inc. (A)(B)	5,835	$624,637
Pinterest, Inc., Class A (A)	11,654	258,369
QuinStreet, Inc. (A)	1,130	11,820
Snap, Inc., Class A (A)	23,773	558,428
The Meet Group, Inc. (A)	1,666	10,396
THQ, Inc. (A)(C)	234	0
TripAdvisor, Inc.	2,658	50,529
TrueCar, Inc. (A)	2,492	6,429
Twitter, Inc. (A)	16,188	482,241
Yelp, Inc. (A)	1,481	34,256
Zillow Group, Inc., Class C (A)(B)	4,332	249,567
		36,921,288
Media – 1.5%
Altice USA, Inc., Class A (A)(B)	13,292	299,602
AMC Networks, Inc., Class A (A)	1,146	26,805
Boston Omaha Corp., Class A (A)	528	8,448
Cable One, Inc.	114	202,333
Cardlytics, Inc. (A)	535	37,439
Charter Communications, Inc., Class A (A)	4,477	2,283,449
Clear Channel Outdoor Holdings, Inc. (A)	8,922	9,279
Comcast Corp., Class A	94,812	3,695,772
comScore, Inc. (A)	1,582	4,904
Discovery, Inc., Series A (A)(B)	10,965	231,362
DISH Network Corp., Class A (A)	10,292	355,177
Emerald Holding, Inc.	1,734	5,341
Entercom Communications Corp., Class A	3,101	4,279
Entravision Communications Corp., Class A	2,355	3,368
Fox Corp., Class A	12,951	347,346
Gannett Company, Inc.	2,798	3,861
Gray Television, Inc. (A)	2,122	29,602
Hemisphere Media Group, Inc. (A)	614	6,036
John Wiley & Sons, Inc., Class A	1,199	46,761
Lee Enterprises, Inc. (A)	458	449
Liberty Broadband Corp., Series A (A)	3,794	463,589
Liberty Media Corp.-Liberty SiriusXM, Series A (A)(B)	6,619	228,488
Loral Space & Communications, Inc.	501	9,780
Media General, Inc. (A)(C)	3,256	310
Meredith Corp.	965	14,041
MSG Networks, Inc., Class A (A)	1,255	12,487
National CineMedia, Inc.	1,758	5,221
News Corp., Class A	12,364	146,637
Nexstar Media Group, Inc., Class A	965	80,761
Omnicom Group, Inc.	4,514	246,464
Saga Communications, Inc., Class A	170	4,352
Scholastic Corp.	780	23,353
Sinclair Broadcast Group, Inc., Class A	1,939	35,794
Sirius XM Holdings, Inc. (B)	92,293	541,760
SRAX, Inc. (A)(B)	123	311
TechTarget, Inc. (A)	625	18,769
TEGNA, Inc.	4,511	50,253
The EW Scripps Company, Class A	1,766	15,453
The Interpublic Group of Companies, Inc.	8,069	138,464
The New York Times Company, Class A (B)	3,494	146,853
Townsquare Media, Inc., Class A	517	2,311
Tremor International, Ltd. (A)	81	152
ViacomCBS, Inc., Class B (B)	12,825	299,079
WideOpenWest, Inc. (A)	1,455	7,668
		10,093,963
Wireless telecommunication services – 0.4%
Boingo Wireless, Inc. (A)	989	13,173
Gogo, Inc. (A)(B)	2,008	6,345

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Shenandoah Telecommunications Company (B)	1,051	$51,804
Spok Holdings, Inc.	499	4,666
Telephone & Data Systems, Inc.	2,451	48,726
T-Mobile US, Inc. (A)	26,613	2,771,744
United States Cellular Corp. (A)	1,839	56,770
		2,953,228
		71,918,770
Consumer discretionary – 11.5%
Auto components – 0.1%
ADOMANI, Inc. (A)	1,883	431
American Axle & Manufacturing Holdings, Inc. (A)	2,288	17,389
Autoliv, Inc.	1,825	117,731
BorgWarner, Inc. (B)	4,323	152,602
Cooper Tire & Rubber Company	1,062	29,322
Dana, Inc.	3,021	36,826
Dorman Products, Inc. (A)	689	46,211
Fox Factory Holding Corp. (A)(B)	808	66,749
Gentex Corp.	5,291	136,349
Gentherm, Inc. (A)	714	27,775
Horizon Global Corp. (A)	44	97
LCI Industries	524	60,250
Lear Corp.	1,262	137,583
Modine Manufacturing Company (A)	1,173	6,475
Motorcar Parts of America, Inc. (A)	476	8,411
Shiloh Industries, Inc. (A)	46	75
Standard Motor Products, Inc.	472	19,446
Stoneridge, Inc. (A)	619	12,789
Superior Industries International, Inc.	119	202
Tenneco, Inc., Class A (A)	1,001	7,568
The Goodyear Tire & Rubber Company	4,895	43,786
Veoneer, Inc. (A)	2,448	26,169
Visteon Corp. (A)	596	40,826
		995,062
Automobiles – 0.8%
Ford Motor Company	82,624	502,354
General Motors Company	29,774	753,282
Harley-Davidson, Inc.	3,212	76,349
Tesla, Inc. (A)	3,758	4,057,926
Thor Industries, Inc.	1,156	123,149
Winnebago Industries, Inc.	650	43,303
		5,556,363
Distributors – 0.1%
Core-Mark Holding Company, Inc.	969	24,181
Funko, Inc., Class A (A)	1,079	6,258
Genuine Parts Company	3,024	262,967
Greenlane Holdings, Inc., Class A (A)	2,197	8,744
LKQ Corp. (A)	6,403	167,759
Pool Corp.	830	225,652
Weyco Group, Inc.	262	5,657
		701,218
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	1,142	35,573
American Public Education, Inc. (A)	372	11,011
Aspen Group, Inc. (A)	226	2,045
Bright Horizons Family Solutions, Inc. (A)(B)	1,178	138,062
Carriage Services, Inc.	454	8,226
Chegg, Inc. (A)	2,536	170,571
Collectors Universe, Inc.	234	8,022
frontdoor, Inc. (A)	1,769	78,420
Graham Holdings Company, Class B	109	37,351
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Grand Canyon Education, Inc. (A)	1,010	$91,435
H&R Block, Inc.	4,065	58,048
Houghton Mifflin Harcourt Company (A)	2,879	5,211
ITT Educational Services, Inc. (A)	608	2
K12, Inc. (A)	857	23,345
Laureate Education, Inc., Class A (A)	4,608	45,919
Lincoln Educational Services Corp. (A)	112	437
Perdoceo Education Corp. (A)	1,522	24,245
Regis Corp. (A)	845	6,912
Select Interior Concepts, Inc., Class A (A)	642	2,247
Service Corp. International	3,858	150,038
ServiceMaster Global Holdings, Inc. (A)	2,846	101,574
StoneMor, Inc. (A)	517	402
Strategic Education, Inc.	459	70,525
Universal Technical Institute, Inc. (A)	423	2,940
WW International, Inc. (A)	1,417	35,963
		1,108,524
Hotels, restaurants and leisure – 1.6%
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,209	117,567
BBX Capital Corp.	2,172	5,517
Biglari Holdings, Inc., Class B (A)	58	4,001
BJ's Restaurants, Inc.	418	8,753
Bloomin' Brands, Inc.	1,832	19,529
Bluegreen Vacations Corp.	1,663	9,013
Boyd Gaming Corp.	2,333	48,760
Brinker International, Inc.	773	18,552
Caesars Entertainment Corp. (A)(B)	14,213	172,404
Carnival Corp. (B)	10,991	180,472
Carrols Restaurant Group, Inc. (A)	1,021	4,942
Cedar Fair LP	1,175	32,313
Century Casinos, Inc. (A)	691	2,868
Chipotle Mexican Grill, Inc. (A)	579	609,316
Choice Hotels International, Inc. (B)	1,159	91,445
Churchill Downs, Inc.	830	110,515
Chuy's Holdings, Inc. (A)	395	5,878
Cracker Barrel Old Country Store, Inc.	499	55,344
Darden Restaurants, Inc.	2,554	193,517
Dave & Buster's Entertainment, Inc.	654	8,718
Denny's Corp. (A)	1,245	12,575
Dine Brands Global, Inc.	348	14,651
Domino's Pizza, Inc.	852	314,763
Drive Shack, Inc. (A)	1,927	3,565
Dunkin' Brands Group, Inc.	1,727	112,652
El Pollo Loco Holdings, Inc. (A)	824	12,162
Everi Holdings, Inc. (A)	1,749	9,025
Extended Stay America, Inc.	3,946	44,156
Fiesta Restaurant Group, Inc. (A)	709	4,523
Golden Entertainment, Inc. (A)	617	5,504
Hilton Grand Vacations, Inc. (A)	1,803	35,249
Hilton Worldwide Holdings, Inc.	5,871	431,225
Hyatt Hotels Corp., Class A (B)	2,138	107,520
Jack in the Box, Inc.	490	36,304
Kura Sushi USA, Inc., Class A (A)	52	743
Las Vegas Sands Corp.	16,014	729,278
Marriott International, Inc., Class A	6,810	583,821
Marriott Vacations Worldwide Corp.	878	72,180
McDonald's Corp.	15,690	2,894,334
MGM Resorts International (B)	10,767	180,886
Monarch Casino & Resort, Inc. (A)	382	13,019
Nathan's Famous, Inc.	100	5,624
Noodles & Company (A)	1,045	6,322
Norwegian Cruise Line Holdings, Ltd. (A)(B)	4,439	72,933
Papa John's International, Inc.	670	53,205

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Penn National Gaming, Inc. (A)	2,435	$74,365
Planet Fitness, Inc., Class A (A)	1,884	114,114
PlayAGS, Inc. (A)	812	2,745
Potbelly Corp. (A)	229	522
RCI Hospitality Holdings, Inc.	238	3,299
Red Lion Hotels Corp. (A)	182	424
Red Robin Gourmet Burgers, Inc. (A)	308	3,142
Red Rock Resorts, Inc., Class A	2,475	27,002
Restaurant Brands International LP	82	4,417
Royal Caribbean Cruises, Ltd. (B)	4,371	219,861
Ruth's Hospitality Group, Inc.	679	5,541
Scientific Games Corp. (A)	1,986	30,704
SeaWorld Entertainment, Inc. (A)	1,657	24,540
Shake Shack, Inc., Class A (A)	792	41,960
Six Flags Entertainment Corp.	1,773	34,059
Starbucks Corp.	24,617	1,811,565
Target Hospitality Corp. (A)	2,412	4,076
Texas Roadhouse, Inc. (B)	1,460	76,752
The Cheesecake Factory, Inc.	940	21,545
The Wendy's Company	4,817	104,914
Town Sports International Holdings, Inc. (A)	257	139
Twin River Worldwide Holdings, Inc.	719	16,027
Vail Resorts, Inc.	837	152,460
Wingstop, Inc.	618	85,883
Wyndham Destinations, Inc.	1,894	53,373
Wyndham Hotels & Resorts, Inc.	1,985	84,601
Wynn Resorts, Ltd.	2,242	167,007
Yum! Brands, Inc.	6,301	547,620
		11,168,329
Household durables – 0.4%
Bassett Furniture Industries, Inc.	298	2,190
Beazer Homes USA, Inc. (A)	757	7,623
Cavco Industries, Inc. (A)	196	37,799
Century Communities, Inc. (A)	679	20,818
D.R. Horton, Inc.	7,677	425,690
Ethan Allen Interiors, Inc.	592	7,003
Flexsteel Industries, Inc.	230	2,905
GoPro, Inc., Class A (A)	3,474	16,536
Green Brick Partners, Inc. (A)	1,182	14,007
Hamilton Beach Brands Holding Company, Class A	354	4,213
Hamilton Beach Brands Holding Company, Class B	241	2,868
Helen of Troy, Ltd. (A)	524	98,805
Hooker Furniture Corp.	271	5,271
Hovnanian Enterprises, Inc., Class A (A)	148	3,462
Installed Building Products, Inc. (A)	636	43,744
iRobot Corp. (A)	605	50,760
KB Home	1,848	56,697
La-Z-Boy, Inc.	986	26,681
Legacy Housing Corp. (A)	580	8,248
Leggett & Platt, Inc.	2,764	97,155
Lennar Corp., A Shares	6,511	401,208
Lennar Corp., B Shares	159	7,328
M/I Homes, Inc. (A)	609	20,974
MDC Holdings, Inc.	1,315	46,946
Meritage Homes Corp. (A)	797	60,668
Mohawk Group Holdings, Inc. (A)	155	851
Mohawk Industries, Inc. (A)	1,494	152,029
Newell Brands, Inc.	8,877	140,967
NVR, Inc. (A)	70	228,113
PulteGroup, Inc.	5,599	190,534
Purple Innovation, Inc. (A)	922	16,596
Skyline Champion Corp. (A)	1,218	29,646
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Sonos, Inc. (A)	2,332	$34,117
Taylor Morrison Home Corp. (A)	2,853	55,034
Tempur Sealy International, Inc. (A)(B)	1,134	81,591
The Lovesac Company (A)	354	9,285
Toll Brothers, Inc.	2,919	95,130
TopBuild Corp. (A)	712	81,004
TRI Pointe Group, Inc. (A)	2,906	42,689
Tupperware Brands Corp.	1,115	5,296
Turtle Beach Corp. (A)	120	1,766
Universal Electronics, Inc. (A)	312	14,608
VOXX International Corp. (A)	1,072	6,196
Whirlpool Corp. (B)	1,309	169,555
ZAGG, Inc. (A)	742	2,330
		2,826,936
Internet and direct marketing retail – 4.7%
1-800-Flowers.com, Inc., Class A (A)	1,394	27,908
Amazon.com, Inc. (A)	10,334	28,509,646
Booking Holdings, Inc. (A)	872	1,388,520
Chewy, Inc., Class A (A)	8,325	372,044
Duluth Holdings, Inc., Class B (A)	700	5,159
eBay, Inc.	16,954	889,237
Etsy, Inc. (A)	2,479	263,344
Expedia Group, Inc.	3,022	248,408
Groupon, Inc. (A)	624	11,307
GrubHub, Inc. (A)	1,918	134,835
Lands' End, Inc. (A)	743	5,974
Leaf Group, Ltd. (A)	311	1,141
Liquidity Services, Inc. (A)	965	5,751
Overstock.com, Inc. (A)	682	19,389
PetMed Express, Inc.	456	16,252
Quotient Technology, Inc. (A)	1,851	13,549
Qurate Retail, Inc., Series A (A)(B)	8,746	83,087
Revolve Group, Inc. (A)(B)	1,471	21,859
Shutterstock, Inc.	747	26,123
Stamps.com, Inc. (A)	358	65,761
Stitch Fix, Inc., Class A (A)(B)	2,150	53,621
The RealReal, Inc. (A)	1,823	23,316
The Rubicon Project, Inc. (A)	1,986	13,247
US Auto Parts Network, Inc. (A)	189	1,637
Wayfair, Inc., Class A (A)	1,949	385,142
		32,586,257
Leisure products – 0.2%
Acushnet Holdings Corp. (B)	1,579	54,933
Brunswick Corp.	1,705	109,137
Callaway Golf Company	1,981	34,687
Clarus Corp.	525	6,080
Escalade, Inc.	418	5,835
Hasbro, Inc.	2,777	208,136
Johnson Outdoors, Inc., Class A	217	19,751
Malibu Boats, Inc., Class A (A)	437	22,702
Marine Products Corp.	742	10,277
MasterCraft Boat Holdings, Inc. (A)	441	8,401
Mattel, Inc. (A)	7,297	70,562
Nautilus, Inc. (A)	464	4,301
Peloton Interactive, Inc., Class A (A)	5,844	337,608
Polaris, Inc.	1,274	117,909
Smith & Wesson Brands, Inc. (A)	1,231	26,491
Sturm Ruger & Company, Inc.	342	25,992
Vista Outdoor, Inc. (A)	1,284	18,554
YETI Holdings, Inc. (A)	1,811	77,384
		1,158,740
Multiline retail – 0.5%
Big Lots, Inc.	827	34,734
Dillard's, Inc., Class A (B)	529	13,643

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Dollar General Corp.	5,303	$1,010,275
Dollar Tree, Inc. (A)	4,939	457,747
J.C. Penney Company, Inc. (A)	8,472	2,837
Kohl's Corp.	3,271	67,939
Macy's, Inc. (B)	6,460	44,445
Nordstrom, Inc. (B)	3,244	50,250
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	1,336	130,460
Target Corp.	10,561	1,266,581
Tuesday Morning Corp. (A)	474	76
		3,078,987
Specialty retail – 2.2%
Aaron's, Inc.	1,414	64,196
Abercrombie & Fitch Company, Class A	1,358	14,449
Advance Auto Parts, Inc.	1,444	205,698
American Eagle Outfitters, Inc.	3,537	38,553
America's Car-Mart, Inc. (A)	119	10,457
Asbury Automotive Group, Inc. (A)	403	31,164
Ascena Retail Group, Inc. (A)	104	152
At Home Group, Inc. (A)	1,302	8,450
AutoNation, Inc. (A)	1,864	70,049
AutoZone, Inc. (A)	496	559,548
Barnes & Noble Education, Inc. (A)	1,248	1,997
Bed Bath & Beyond, Inc. (B)	2,718	28,811
Best Buy Company, Inc.	5,394	470,734
Blink Charging Company (A)	102	579
Boot Barn Holdings, Inc. (A)	611	13,173
Build-A-Bear Workshop, Inc. (A)	44	96
Burlington Stores, Inc. (A)	1,379	271,566
Caleres, Inc.	889	7,414
Camping World Holdings, Inc., Class A	1,893	51,414
CarMax, Inc. (A)	3,427	306,888
Carvana Company (A)	3,163	380,193
Chico's FAS, Inc.	2,691	3,714
Citi Trends, Inc.	286	5,783
Conn's, Inc. (A)	510	5,146
Designer Brands, Inc., Class A	1,564	10,588
Dick's Sporting Goods, Inc.	1,834	75,671
Express, Inc. (A)	1,680	2,587
Five Below, Inc. (A)	1,162	124,229
Floor & Decor Holdings, Inc., Class A (A)	2,115	121,930
Foot Locker, Inc.	2,231	65,056
GameStop Corp., Class A (A)(B)	1,509	6,549
Genesco, Inc. (A)	319	6,910
GNC Holdings, Inc., Class A (A)(B)	1,564	860
Group 1 Automotive, Inc.	389	25,662
Guess?, Inc.	1,387	13,412
Haverty Furniture Companies, Inc.	468	7,488
Hibbett Sports, Inc. (A)	399	8,355
Hudson, Ltd., Class A (A)	2,006	9,769
L Brands, Inc.	5,775	86,452
Lithia Motors, Inc., Class A	485	73,395
LMP Automotive Holdings, Inc. (A)	97	951
Lowe's Companies, Inc.	15,973	2,158,272
Lumber Liquidators Holdings, Inc. (A)	701	9,716
MarineMax, Inc. (A)	503	11,262
Monro, Inc.	705	38,733
Murphy USA, Inc. (A)	643	72,395
National Vision Holdings, Inc. (A)	1,673	51,060
Office Depot, Inc.	11,794	27,716
O'Reilly Automotive, Inc. (A)	1,575	664,130
Party City Holdco, Inc. (A)	1,740	2,593
Penske Automotive Group, Inc.	1,711	66,233
Rent-A-Center, Inc.	1,196	33,273
RH (A)(B)	398	99,062
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Ross Stores, Inc.	7,537	$642,454
Sally Beauty Holdings, Inc. (A)	2,432	30,473
Shoe Carnival, Inc.	302	8,840
Signet Jewelers, Ltd.	1,125	11,554
Sleep Number Corp. (A)	608	25,317
Sonic Automotive, Inc., Class A	881	28,113
Sportsman's Warehouse Holdings, Inc. (A)	611	8,707
Tailored Brands, Inc. (B)	869	815
The Buckle, Inc.	978	15,335
The Cato Corp., Class A	560	4,581
The Children's Place, Inc.	330	12,349
The Container Store Group, Inc. (A)	658	2,132
The Gap, Inc. (B)	7,796	98,386
The Home Depot, Inc.	22,732	5,694,593
The Michaels Companies, Inc. (A)(B)	2,772	19,598
The TJX Companies, Inc.	25,067	1,267,388
Tiffany & Company (B)	2,499	304,728
Tilly's, Inc., Class A	701	3,975
Tractor Supply Company	2,466	324,994
TravelCenters of America, Inc. (A)	95	1,463
Ulta Beauty, Inc. (A)	1,192	242,477
Urban Outfitters, Inc. (A)	2,057	31,308
Williams-Sonoma, Inc.	1,610	132,036
Winmark Corp.	75	12,843
Zumiez, Inc. (A)	551	15,086
		15,364,078
Textiles, apparel and luxury goods – 0.7%
Carter's, Inc.	916	73,921
Centric Brands, Inc. (A)	1,544	107
Columbia Sportswear Company (B)	1,400	112,812
Crocs, Inc. (A)	1,447	53,279
Culp, Inc.	350	3,014
Deckers Outdoor Corp. (A)	583	114,495
Fossil Group, Inc. (A)	1,160	5,394
G-III Apparel Group, Ltd. (A)	1,025	13,622
Hanesbrands, Inc. (B)	7,542	85,149
Kontoor Brands, Inc.	1,195	21,283
Levi Strauss & Company, Class A (B)	8,237	110,376
Movado Group, Inc.	510	5,528
NIKE, Inc., Class B	32,531	3,189,665
Oxford Industries, Inc.	352	15,492
PVH Corp.	1,528	73,420
Ralph Lauren Corp.	1,559	113,059
Rocky Brands, Inc.	193	3,968
Skechers U.S.A., Inc., Class A (A)	3,277	102,832
Steven Madden, Ltd.	1,769	43,677
Superior Group of Companies, Inc.	407	5,454
Tapestry, Inc.	5,765	76,559
Under Armour, Inc., Class A (A)(B)	9,445	91,994
Unifi, Inc. (A)	438	5,641
Vera Bradley, Inc. (A)	773	3,432
VF Corp.	8,326	507,386
Vince Holding Corp. (A)	138	766
Wolverine World Wide, Inc.	1,702	40,525
		4,872,850
		79,417,344
Consumer staples – 7.0%
Beverages – 1.6%
Brown-Forman Corp., Class B	9,964	634,308
Celsius Holdings, Inc. (A)	1,510	17,773
Coca-Cola Consolidated, Inc.	196	44,921
Constellation Brands, Inc., Class A	3,993	698,575
Craft Brew Alliance, Inc. (A)	449	6,910
Crimson Wine Group, Ltd. (A)	725	3,915

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Eastside Distilling, Inc. (A)	137	$200
Keurig Dr. Pepper, Inc.	29,319	832,660
MGP Ingredients, Inc.	345	12,663
Molson Coors Beverage Company, Class B	4,515	155,135
Monster Beverage Corp. (A)	11,209	777,008
National Beverage Corp. (A)	995	60,715
New Age Beverages Corp. (A)(B)	1,610	2,463
PepsiCo, Inc.	29,049	3,842,021
Primo Water Corp.	546	7,508
Reed's, Inc. (A)	695	666
The Boston Beer Company, Inc., Class A (A)	251	134,699
The Coca-Cola Company	89,283	3,989,164
		11,221,304
Food and staples retailing – 1.8%
BJ's Wholesale Club Holdings, Inc. (A)	2,868	106,890
Casey's General Stores, Inc.	729	109,000
Costco Wholesale Corp.	9,204	2,790,745
Grocery Outlet Holding Corp. (A)	1,883	76,826
HF Foods Group, Inc. (A)(B)	1,021	9,240
Ingles Markets, Inc., Class A	443	19,080
Natural Grocers by Vitamin Cottage, Inc.	601	8,943
Performance Food Group Company (A)	2,332	67,954
PriceSmart, Inc.	644	38,853
Rite Aid Corp. (A)(B)	1,197	20,421
SpartanNash Company	869	18,466
Sprouts Farmers Market, Inc. (A)	2,519	64,461
Sysco Corp.	10,623	580,653
The Andersons, Inc.	755	10,389
The Chefs' Warehouse, Inc. (A)	665	9,031
The Kroger Company	16,736	566,514
United Natural Foods, Inc. (A)	1,210	22,034
US Foods Holding Corp. (A)	4,564	90,002
Village Super Market, Inc., Class A	374	10,367
Walgreens Boots Alliance, Inc.	18,608	788,793
Walmart, Inc.	59,120	7,081,394
Weis Markets, Inc.	558	27,967
		12,518,023
Food products – 1.3%
Alico, Inc.	195	6,076
Archer-Daniels-Midland Company	11,617	463,518
B&G Foods, Inc. (B)	1,345	32,791
Beyond Meat, Inc. (A)(B)	1,287	172,432
Bunge, Ltd.	2,963	121,868
Calavo Growers, Inc.	372	23,403
Cal-Maine Foods, Inc. (A)	1,034	45,992
Campbell Soup Company (B)	6,277	311,528
Conagra Brands, Inc.	10,155	357,151
Darling Ingredients, Inc. (A)	3,439	84,668
Farmer Brothers Company (A)	458	3,362
Flowers Foods, Inc.	4,400	98,384
Fresh Del Monte Produce, Inc.	1,036	25,506
Freshpet, Inc. (A)	763	63,833
General Mills, Inc.	12,583	775,742
Hormel Foods Corp.	11,132	537,342
Hostess Brands, Inc. (A)	2,739	33,471
Ingredion, Inc.	1,389	115,287
J&J Snack Foods Corp.	393	49,962
John B. Sanfilippo & Son, Inc.	247	21,077
Kellogg Company	7,101	469,092
Lamb Weston Holdings, Inc.	3,040	194,347
Lancaster Colony Corp. (B)	572	88,654
Landec Corp. (A)	729	5,803
Limoneira Company	402	5,825
McCormick & Company, Inc.	2,763	495,710
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Mondelez International, Inc., Class A	30,005	$1,534,156
Pilgrim's Pride Corp. (A)	5,222	88,200
Post Holdings, Inc. (A)	1,474	129,152
RiceBran Technologies (A)	840	695
Sanderson Farms, Inc.	465	53,889
Seaboard Corp.	24	70,412
Seneca Foods Corp., Class A (A)	231	7,810
The Hain Celestial Group, Inc. (A)	2,206	69,511
The Hershey Company	4,347	563,458
The J.M. Smucker Company (B)	2,370	250,770
The Kraft Heinz Company	25,478	812,493
The Simply Good Foods Company (A)	1,921	35,692
Tootsie Roll Industries, Inc. (B)	1,436	49,212
TreeHouse Foods, Inc. (A)	1,183	51,815
Tyson Foods, Inc., Class A	7,610	454,393
		8,774,482
Household products – 1.4%
Central Garden & Pet Company, Class A (A)	1,200	40,548
Church & Dwight Company, Inc.	5,105	394,617
Colgate-Palmolive Company	17,861	1,308,497
Energizer Holdings, Inc. (B)	1,450	68,861
Kimberly-Clark Corp.	7,137	1,008,815
Oil-Dri Corp. of America	183	6,350
Spectrum Brands Holdings, Inc.	1,030	47,277
The Clorox Company	2,606	571,678
The Procter & Gamble Company	51,968	6,213,814
WD-40 Company	246	48,782
		9,709,239
Personal products – 0.3%
BellRing Brands, Inc. Class A (A)	593	11,824
Coty, Inc., Class A	15,881	70,988
Edgewell Personal Care Company (A)	1,170	36,457
elf Beauty, Inc. (A)	1,098	20,939
Herbalife Nutrition, Ltd. (A)	3,084	138,718
Inter Parfums, Inc.	645	31,057
Lifevantage Corp. (A)	377	5,097
Medifast, Inc.	247	34,276
Nature's Sunshine Products, Inc. (A)	585	5,271
Nu Skin Enterprises, Inc., Class A	1,184	45,264
Revlon, Inc., Class A (A)(B)	1,150	11,385
The Estee Lauder Companies, Inc., Class A	7,500	1,415,100
USANA Health Sciences, Inc. (A)	464	34,072
Veru, Inc. (A)	1,088	3,634
Youngevity International, Inc. (A)(B)	349	499
		1,864,581
Tobacco – 0.6%
22nd Century Group, Inc. (A)	3,359	2,568
Altria Group, Inc.	38,952	1,528,866
Philip Morris International, Inc.	32,433	2,272,256
Turning Point Brands, Inc.	443	11,035
Universal Corp.	529	22,488
Vector Group, Ltd.	3,163	31,820
		3,869,033
		47,956,662
Energy – 2.9%
Energy equipment and services – 0.2%
Archrock, Inc.	3,041	19,736
Aspen Aerogels, Inc. (A)	761	5,007
Baker Hughes Company	20,943	322,313
Bristow Group, Inc. (A)	201	2,800
Cactus, Inc., Class A	1,614	33,297

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
ChampionX Corp. (A)	1,683	$16,426
Covia Holdings Corp. (A)(B)	3,030	1,454
CSI Compressco LP	223	165
Diamond Offshore Drilling, Inc. (A)	3,110	795
DMC Global, Inc.	314	8,666
Dril-Quip, Inc. (A)	797	23,743
Exterran Corp. (A)	904	4,873
Forum Energy Technologies, Inc. (A)	1,711	904
FTS International, Inc. (A)(B)	88	607
Geospace Technologies Corp. (A)	366	2,752
Halliburton Company	18,380	238,572
Helix Energy Solutions Group, Inc. (A)	3,143	10,906
Helmerich & Payne, Inc.	2,298	44,834
Hi-Crush, Inc. (A)	2,374	360
ION Geophysical Corp. (A)	211	494
KLX Energy Services Holdings, Inc. (A)	306	658
Liberty Oilfield Services, Inc., Class A	2,453	13,442
Mammoth Energy Services, Inc.	623	735
Matrix Service Company (A)	663	6,444
Nabors Industries, Ltd.	193	7,145
National Energy Services Reunited Corp. (A)	1,945	13,382
National Oilwell Varco, Inc.	8,165	100,021
NCS Multistage Holdings, Inc. (A)	370	214
Newpark Resources, Inc. (A)	2,201	4,908
NexTier Oilfield Solutions, Inc. (A)	4,501	11,027
Nine Energy Service, Inc. (A)	818	1,595
Oceaneering International, Inc. (A)	2,236	14,288
Oil States International, Inc. (A)	1,360	6,460
Parker Drilling Company (A)	117	673
Patterson-UTI Energy, Inc.	4,413	15,313
ProPetro Holding Corp. (A)	1,939	9,966
Ranger Energy Services, Inc. (A)	120	354
RigNet, Inc. (A)	213	458
RPC, Inc. (A)	4,420	13,614
Schlumberger, Ltd.	28,930	532,023
SEACOR Holdings, Inc. (A)	468	13,254
SEACOR Marine Holdings, Inc. (A)	576	1,469
Select Energy Services, Inc., Class A (A)	2,472	12,113
Smart Sand, Inc. (A)	637	669
Solaris Oilfield Infrastructure, Inc., Class A	1,111	8,244
Superior Energy Services, Inc. (A)	421	480
TETRA Technologies, Inc. (A)	3,291	1,759
Tidewater, Inc. (A)	820	4,584
USA Compression Partners LP	2,120	23,023
		1,557,019
Oil, gas and consumable fuels – 2.7%
Adams Resources & Energy, Inc.	159	4,256
Alliance Resource Partners LP	2,793	9,105
Amplify Energy Corp.	691	850
Antero Midstream Corp. (B)	10,691	54,524
Antero Resources Corp. (A)	6,209	15,771
Apache Corp.	7,916	106,866
Arch Resources, Inc.	279	7,926
Black Stone Minerals LP	4,779	31,064
Blueknight Energy Partners LP	187	262
Bonanza Creek Energy, Inc. (A)	234	3,468
BP Midstream Partners LP	1,216	13,948
Brigham Minerals, Inc., Class A	1,168	14,425
Cabot Oil & Gas Corp.	8,583	147,456
California Resources Corp. (A)(B)	1,117	1,363
Callon Petroleum Company (A)(B)	7,487	8,610
Calumet Specialty Products Partners LP (A)	1,998	4,555
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Centennial Resource Development, Inc., Class A (A)	5,329	$4,743
Centrus Energy Corp., Class A (A)	81	813
Cheniere Energy, Inc. (A)	5,328	257,449
Chesapeake Energy Corp. (A)(B)	197	965
Chevron Corp.	39,426	3,517,982
Cimarex Energy Company	2,170	59,653
Clean Energy Fuels Corp. (A)	4,677	10,383
CNX Midstream Partners LP	1,424	9,470
CNX Resources Corp. (A)	3,713	32,117
Comstock Resources, Inc. (A)	3,787	16,587
Concho Resources, Inc.	4,205	216,558
ConocoPhillips	22,906	962,510
CONSOL Coal Resources LP	430	1,759
CONSOL Energy, Inc. (A)	499	2,530
Contango Oil & Gas Company (A)	2,538	5,812
Continental Resources, Inc. (B)	7,817	137,032
Crestwood Equity Partners LP	1,581	20,727
CrossAmerica Partners LP	693	9,328
DCP Midstream LP	3,986	45,042
Delek Logistics Partners LP	486	11,144
Delek US Holdings, Inc.	1,558	27,125
Denbury Resources, Inc. (A)	9,208	2,542
Devon Energy Corp.	8,114	92,013
Diamond S Shipping, Inc. (A)	946	7,559
Diamondback Energy, Inc.	3,361	140,557
Dorchester Minerals LP	821	10,492
Dorian LPG, Ltd. (A)	943	7,299
Enable Midstream Partners LP	9,301	43,529
Energy Transfer LP	56,045	399,040
EnLink Midstream LLC (A)	10,548	25,737
Enterprise Products Partners LP	45,667	829,769
Enviva Partners LP	728	26,237
EOG Resources, Inc.	12,155	615,772
EQT Corp.	5,432	64,641
Equitrans Midstream Corp. (B)	16,050	133,376
Evolution Petroleum Corp.	1,062	2,974
Extraction Oil & Gas, Inc. (A)	2,891	350
Exxon Mobil Corp.	88,227	3,945,511
Foresight Energy LP (A)	5,570	31
Genesis Energy LP	2,697	19,472
Global Partners LP	828	8,106
Green Plains Partners LP	503	3,360
Green Plains, Inc. (A)	849	8,673
Gulfport Energy Corp. (A)	2,308	2,516
Hallador Energy Company	615	403
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	6,386	330,859
Hess Midstream LP, Class A	701	12,842
HighPoint Resources Corp. (A)	3,996	1,179
Holly Energy Partners LP	2,242	32,711
HollyFrontier Corp.	3,388	98,930
Kimbell Royalty Partners LP	1,094	9,408
Kinder Morgan, Inc.	47,271	717,101
Laredo Petroleum, Inc. (A)	213	2,952
Lilis Energy, Inc. (A)	797	42
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	4,758	205,403
Magnolia Oil & Gas Corp., Class A (A)	5,625	34,088
Marathon Oil Corp.	16,893	103,385
Marathon Petroleum Corp.	13,550	506,499
Martin Midstream Partners LP	1,127	1,341
Matador Resources Company (A)	2,421	20,579
Montage Resources Corp. (A)	565	2,232
MPLX LP	22,110	382,061

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Murphy Oil Corp. (B)	3,357	$46,327
NACCO Industries, Inc., Class A	187	4,357
Natural Resource Partners LP	290	3,535
New Fortress Energy LLC (A)(B)	3,618	46,889
Noble Energy, Inc.	10,081	90,326
Noble Midstream Partners LP	1,668	14,111
Northern Oil and Gas, Inc. (A)	7,653	6,420
NuStar Energy LP	2,314	33,044
Oasis Midstream Partners LP	640	5,581
Oasis Petroleum, Inc. (A)	6,234	4,676
Occidental Petroleum Corp. (B)	18,678	341,807
ONEOK, Inc.	8,642	287,087
Overseas Shipholding Group, Inc., Class A (A)	1,005	1,869
Panhandle Oil and Gas, Inc., Class A	460	1,233
Parsley Energy, Inc., Class A	7,905	84,425
PBF Energy, Inc., Class A	2,549	26,102
PBF Logistics LP	1,384	13,494
PDC Energy, Inc. (A)	2,080	25,875
Peabody Energy Corp.	2,003	5,769
Penn Virginia Corp. (A)	209	1,992
Phillips 66	9,272	666,657
Phillips 66 Partners LP	4,581	165,099
Pioneer Natural Resources Company	3,463	338,335
Plains All American Pipeline LP	15,252	134,828
Plains GP Holdings LP, Class A (A)	3,615	32,174
QEP Resources, Inc.	4,939	6,371
Range Resources Corp.	5,163	29,068
Rattler Midstream LP	2,920	28,324
Renewable Energy Group, Inc. (A)	765	18,957
REX American Resources Corp. (A)	157	10,891
SandRidge Energy, Inc. (A)	76	98
SFL Corp., Ltd.	2,278	21,163
Shell Midstream Partners LP	4,939	60,602
SM Energy Company	2,203	8,261
Southwestern Energy Company (A)	10,456	26,767
Sprague Resources LP	617	9,718
Summit Midstream Partners LP	1,801	1,784
Sunoco LP	2,114	48,263
Talos Energy, Inc. (A)	1,089	10,019
Targa Resources Corp.	4,895	98,243
TC PipeLines LP	1,530	47,522
Teekay Corp. (A)(B)	2,383	5,719
Tellurian, Inc. (A)(B)	5,218	6,001
The Williams Companies, Inc.	25,344	482,043
Torchlight Energy Resources, Inc. (A)	1,067	387
Ultra Petroleum Corp. (A)	5,375	103
Unit Corp. (A)	288	21
Uranium Energy Corp. (A)	5,616	4,929
USD Partners LP	760	2,424
VAALCO Energy, Inc. (A)	451	559
Valero Energy Corp.	8,569	504,029
Viper Energy Partners LP	3,095	32,064
W&T Offshore, Inc. (A)	3,249	7,408
Western Midstream Partners LP	9,539	95,772
Westwater Resources, Inc. (A)	290	769
World Fuel Services Corp.	1,400	36,064
WPX Energy, Inc. (A)	8,802	56,157
		18,668,386
		20,225,405
Financials – 10.6%
Banks – 3.7%
1st Source Corp.	559	19,889
Allegiance Bancshares, Inc.	511	12,974
Amerant Bancorp, Inc. (A)	977	14,694
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
American National Bankshares, Inc.	218	$5,459
Ameris Bancorp	1,477	34,842
Ames National Corp.	260	5,132
Arrow Financial Corp.	418	12,427
Associated Banc-Corp.	3,371	46,115
Atlantic Union Bankshares Corp.	1,721	39,858
Banc of California, Inc.	1,198	12,974
BancFirst Corp.	701	28,440
BancorpSouth Bank	2,204	50,119
Bank of America Corp.	187,505	4,453,244
Bank of Hawaii Corp.	724	44,461
Bank of Marin Bancorp	328	10,932
Bank OZK (B)	2,740	64,308
BankFinancial Corp.	481	4,040
BankUnited, Inc.	1,987	40,237
Bankwell Financial Group, Inc.	211	3,355
Banner Corp.	760	28,880
Bar Harbor Bankshares	435	9,740
Baycom Corp. (A)	336	4,338
BCB Bancorp, Inc.	577	5,355
Berkshire Hills Bancorp, Inc.	1,082	11,924
BOK Financial Corp. (B)	1,468	82,854
Boston Private Financial Holdings, Inc.	1,849	12,721
Bridge Bancorp, Inc.	524	11,968
Brookline Bancorp, Inc.	1,813	18,275
Bryn Mawr Bank Corp.	470	13,000
Business First Bancshares, Inc.	293	4,498
Byline Bancorp, Inc.	825	10,808
C&F Financial Corp.	106	3,525
Cadence BanCorp	2,753	24,392
Cambridge Bancorp	93	5,509
Camden National Corp.	400	13,816
Capital City Bank Group, Inc.	465	9,742
Capstar Financial Holdings, Inc.	374	4,488
Cathay General Bancorp	1,668	43,868
CBTX, Inc.	597	12,537
Central Pacific Financial Corp.	579	9,281
Central Valley Community Bancorp	357	5,494
Century Bancorp, Inc., Class A	144	11,192
Chemung Financial Corp.	161	4,395
CIT Group, Inc.	1,914	39,677
Citigroup, Inc.	45,500	2,325,050
Citizens & Northern Corp.	324	6,691
Citizens Financial Group, Inc.	9,069	228,902
City Holding Company	404	26,329
Civista Bancshares, Inc.	342	5,267
CNB Financial Corp.	426	7,638
Codorus Valley Bancorp, Inc.	267	3,693
Columbia Banking System, Inc.	1,531	43,396
Comerica, Inc.	3,016	114,910
Commerce Bancshares, Inc.	2,031	120,784
Community Bank System, Inc. (B)	1,081	61,639
Community Trust Bancorp, Inc.	310	10,156
ConnectOne Bancorp, Inc.	882	14,218
County Bancorp, Inc.	219	4,584
CrossFirst Bankshares, Inc. (A)	287	2,807
Cullen/Frost Bankers, Inc.	1,317	98,393
Customers Bancorp, Inc. (A)	739	8,883
CVB Financial Corp.	2,957	55,414
Dime Community Bancshares, Inc.	619	8,499
Eagle Bancorp, Inc.	716	23,449
East West Bancorp, Inc.	3,057	110,786
Enterprise Bancorp, Inc.	327	7,789
Enterprise Financial Services Corp.	619	19,263
Equity Bancshares, Inc., Class A (A)	331	5,773

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Esquire Financial Holdings, Inc. (A)	291	$4,918
Farmers & Merchants Bancorp, Inc.	233	4,949
FB Financial Corp.	613	15,184
Fidelity D&D Bancorp, Inc.	112	5,386
Fifth Third Bancorp	14,811	285,556
Financial Institutions, Inc.	417	7,760
First Bancorp (North Carolina)	687	17,230
First Bancorp (Puerto Rico)	3,172	17,731
First Busey Corp.	1,265	23,592
First Choice Bancorp	327	5,356
First Citizens BancShares, Inc., Class A	170	68,853
First Commonwealth Financial Corp.	2,106	17,438
First Community Bankshares, Inc.	247	5,545
First Financial Bancorp	2,135	29,655
First Financial Bankshares, Inc.	2,882	83,261
First Financial Corp.	338	12,452
First Financial Northwest, Inc.	388	3,760
First Hawaiian, Inc. (B)	2,736	47,169
First Horizon National Corp.	6,532	65,059
First Internet Bancorp	224	3,723
First Interstate BancSystem, Inc., Class A	1,351	41,827
First Merchants Corp.	1,185	32,670
First Midwest Bancorp, Inc.	2,364	31,559
First Republic Bank	3,501	371,071
Flushing Financial Corp.	465	5,357
FNB Corp.	6,885	51,638
Franklin Financial Network, Inc.	364	9,373
Fulton Financial Corp.	3,475	36,592
FVCBankcorp, Inc. (A)	432	4,648
German American Bancorp, Inc.	635	19,749
Glacier Bancorp, Inc.	1,839	64,898
Great Southern Bancorp, Inc.	369	14,893
Great Western Bancorp, Inc.	1,212	16,677
Guaranty Bancshares, Inc.	253	6,545
Hancock Whitney Corp.	1,856	39,347
Hanmi Financial Corp.	645	6,263
HarborOne Bancorp, Inc. (A)	1,624	13,869
Heartland Financial USA, Inc.	779	26,050
Heritage Commerce Corp.	1,034	7,760
Heritage Financial Corp.	813	16,260
Hilltop Holdings, Inc.	1,959	36,144
Home BancShares, Inc.	3,528	54,261
Hope Bancorp, Inc.	2,740	25,263
Horizon Bancorp, Inc.	951	10,166
Huntington Bancshares, Inc.	21,618	195,319
IBERIABANK Corp.	1,105	50,322
Independent Bank Corp. (Massachusetts)	730	48,976
Independent Bank Corp. (Michigan)	561	8,331
Independent Bank Group, Inc.	910	36,873
International Bancshares Corp.	1,391	44,540
Investar Holding Corp.	319	4,626
Investors Bancorp, Inc.	5,218	44,353
JPMorgan Chase & Co.	65,361	6,147,856
KeyCorp	20,536	250,128
Lakeland Bancorp, Inc.	1,308	14,950
Lakeland Financial Corp.	529	24,646
Live Oak Bancshares, Inc.	1,032	14,974
M&T Bank Corp.	2,745	285,398
Macatawa Bank Corp.	926	7,241
Mercantile Bank Corp.	434	9,808
Metropolitan Bank Holding Corp. (A)	184	5,903
Midland States Bancorp, Inc.	539	8,058
MidWestOne Financial Group, Inc.	336	6,720
MVB Financial Corp.	370	4,921
National Bank Holdings Corp., Class A	721	19,467
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bankshares, Inc.	188	$5,377
NBT Bancorp, Inc.	932	28,668
Northrim BanCorp, Inc.	222	5,581
Norwood Financial Corp.	211	5,231
OceanFirst Financial Corp.	1,155	20,363
OFG Bancorp	1,197	16,004
Old National Bancorp	3,579	49,247
Old Point Financial Corp.	183	2,791
Old Second Bancorp, Inc.	816	6,348
Origin Bancorp, Inc.	516	11,352
Pacific Mercantile Bancorp (A)	820	3,001
Pacific Premier Bancorp, Inc.	1,278	27,707
PacWest Bancorp	2,507	49,413
Park National Corp.	386	27,167
Peapack-Gladstone Financial Corp.	485	9,084
Penns Woods Bancorp, Inc.	222	5,042
Peoples Bancorp of North Carolina, Inc.	237	4,188
Peoples Bancorp, Inc.	508	10,810
People's United Financial, Inc.	8,507	98,426
People's Utah Bancorp	486	10,920
Pinnacle Financial Partners, Inc.	1,604	67,352
Popular, Inc.	1,544	57,390
Preferred Bank	341	14,612
Premier Financial Bancorp, Inc.	466	5,974
Prosperity Bancshares, Inc.	1,966	116,741
QCR Holdings, Inc.	353	11,007
RBB Bancorp	407	5,556
Red River Bancshares, Inc.	155	6,803
Regions Financial Corp.	20,141	223,968
Renasant Corp.	1,240	30,876
Republic Bancorp, Inc., Class A	425	13,902
Republic First Bancorp, Inc. (A)	1,584	3,865
S&T Bancorp, Inc.	768	18,010
Sandy Spring Bancorp, Inc.	750	18,585
Seacoast Banking Corp. of Florida (A)	1,186	24,194
ServisFirst Bancshares, Inc.	1,156	41,339
Shore Bancshares, Inc.	488	5,412
Sierra Bancorp	373	7,042
Signature Bank	1,109	118,574
Simmons First National Corp., Class A	2,185	37,385
South Plains Financial, Inc.	426	6,066
South State Corp.	1,520	72,443
Southern First Bancshares, Inc. (A)	207	5,736
Southern National Bancorp of Virginia, Inc.	655	6,347
Southside Bancshares, Inc.	820	22,730
Spirit of Texas Bancshares, Inc. (A)	334	4,112
Sterling Bancorp	4,249	49,798
Stock Yards Bancorp, Inc.	419	16,844
Summit Financial Group, Inc.	334	5,504
SVB Financial Group (A)	1,079	232,557
Synovus Financial Corp.	3,073	63,089
TCF Financial Corp.	3,225	94,880
Texas Capital Bancshares, Inc. (A)	1,066	32,907
The Bancorp, Inc. (A)	1,397	13,691
The Bank of Princeton	248	4,980
The First Bancorp, Inc.	302	6,553
The First of Long Island Corp.	648	10,588
The PNC Financial Services Group, Inc.	9,120	959,515
Tompkins Financial Corp.	330	21,374
Towne Bank	1,674	31,538
TriCo Bancshares	636	19,366
TriState Capital Holdings, Inc. (A)	738	11,594
Triumph Bancorp, Inc. (A)	556	13,494
Truist Financial Corp.	27,951	1,049,560

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Trustmark Corp.	1,377	$33,764
U.S. Bancorp	32,547	1,198,381
UMB Financial Corp.	1,038	53,509
Umpqua Holdings Corp.	4,684	49,838
United Bankshares, Inc.	2,146	59,358
United Community Banks, Inc.	1,695	34,103
Unity Bancorp, Inc.	355	5,077
Univest Financial Corp.	733	11,831
Valley National Bancorp	8,535	66,744
Veritex Holdings, Inc.	1,194	21,134
Washington Trust Bancorp, Inc.	335	10,971
Webster Financial Corp.	1,950	55,790
Wells Fargo & Company	88,138	2,256,333
WesBanco, Inc.	1,220	24,778
West Bancorporation, Inc.	463	8,098
Westamerica Bancorporation	570	32,729
Western Alliance Bancorp	2,145	81,231
Wintrust Financial Corp.	1,205	52,562
Zions Bancorp NA	3,586	121,924
		25,679,685
Capital markets – 2.9%
Affiliated Managers Group, Inc.	1,036	77,244
AllianceBernstein Holding LP	2,024	55,134
Ameriprise Financial, Inc.	2,641	396,256
Apollo Investment Corp.	1,528	14,623
Ares Capital Corp. (B)	9,043	130,671
Ares Management Corp., Class A	2,404	95,439
Artisan Partners Asset Management, Inc., Class A	1,655	53,788
Assetmark Financial Holdings, Inc. (A)	1,278	34,877
Associated Capital Group, Inc., Class A	454	16,657
Bain Capital Specialty Finance, Inc.	1,190	13,185
Barings BDC, Inc.	1,265	10,044
BGC Partners, Inc., Class A	7,348	20,134
BlackRock Capital Investment Corp.	1,953	5,215
BlackRock TCP Capital Corp.	1,134	10,365
BlackRock, Inc.	3,233	1,759,043
Blucora, Inc. (A)	1,076	12,288
Capital Southwest Corp.	445	5,999
Cboe Global Markets, Inc.	2,310	215,477
CME Group, Inc.	7,470	1,214,174
Cohen & Steers, Inc.	999	67,982
Cowen, Inc., Class A	420	6,808
Crescent Capital BDC, Inc.	132	1,668
Diamond Hill Investment Group, Inc.	83	9,435
Donnelley Financial Solutions, Inc. (A)	800	6,720
E*TRADE Financial Corp.	4,721	234,775
Eaton Vance Corp.	2,369	91,443
Ellington Financial, Inc.	880	10,366
Evercore, Inc., Class A	822	48,432
FactSet Research Systems, Inc.	789	259,163
Federated Hermes, Inc.	2,126	50,386
Fidus Investment Corp.	605	5,487
Focus Financial Partners, Inc., Class A (A)	1,482	48,980
Franklin Resources, Inc.	10,401	218,109
FS KKR Capital Corp. (B)	2,679	37,506
GAIN Capital Holdings, Inc.	1,165	7,013
GAMCO Investors, Inc., Class A	443	5,896
Garrison Capital, Inc.	717	2,423
Gladstone Capital Corp.	801	5,855
Gladstone Investment Corp.	797	8,161
Goldman Sachs BDC, Inc. (B)	967	15,694
Golub Capital BDC, Inc. (B)	1,363	15,879
Greenhill & Company, Inc.	314	3,137
Hamilton Lane, Inc., Class A (B)	1,102	74,242
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Hercules Capital, Inc.	2,271	$23,777
Houlihan Lokey, Inc.	1,374	76,449
Interactive Brokers Group, Inc., Class A	1,612	67,333
Intercontinental Exchange, Inc.	11,609	1,063,384
INTL. FCStone, Inc. (A)	429	23,595
Invesco, Ltd. (B)	9,289	99,950
Lazard, Ltd., Class A	2,202	63,043
Legg Mason, Inc.	1,838	91,441
LPL Financial Holdings, Inc.	1,689	132,418
Main Street Capital Corp. (B)	1,316	40,967
MarketAxess Holdings, Inc.	791	396,228
Moelis & Company, Class A	1,274	39,698
Monroe Capital Corp.	561	3,899
Moody's Corp.	3,934	1,080,788
Morgan Stanley	33,737	1,629,497
Morningstar, Inc.	893	125,886
MSCI, Inc.	1,765	589,192
MVC Capital, Inc.	676	4,414
Nasdaq, Inc.	3,416	408,110
New Mountain Finance Corp.	2,060	19,137
Newtek Business Services Corp.	477	8,691
Northern Trust Corp.	4,421	350,762
Oaktree Specialty Lending Corp.	2,519	11,260
OFS Capital Corp.	430	1,944
Oppenheimer Holdings, Inc., Class A	169	3,683
Oxford Square Capital Corp.	1,411	3,951
P10 Holdings, Inc. (A)	951	2,378
PennantPark Floating Rate Capital, Ltd.	874	7,342
PennantPark Investment Corp.	1,841	6,462
Piper Sandler Companies	319	18,872
Portman Ridge Finance Corp.	2,026	2,229
Prospect Capital Corp. (B)	8,135	41,570
Pzena Investment Management, Inc., Class A	1,693	9,210
Raymond James Financial, Inc.	2,893	199,125
S&P Global, Inc.	5,096	1,679,030
Safeguard Scientifics, Inc.	605	4,235
Sculptor Capital Management, Inc.	1,110	14,352
SEI Investments Company	3,150	173,187
Siebert Financial Corp. (A)	573	2,899
Sixth Street Specialty Lending, Inc.	1,483	24,455
Solar Capital, Ltd.	825	13,208
Solar Senior Capital, Ltd.	444	5,697
State Street Corp.	7,587	482,154
Stellus Capital Investment Corp.	500	3,640
Stifel Financial Corp. (B)	1,436	68,109
T. Rowe Price Group, Inc.	4,872	601,692
TCG BDC, Inc.	1,406	12,049
TD Ameritrade Holding Corp.	11,280	410,366
The Bank of New York Mellon Corp.	19,232	743,317
The Blackstone Group, Inc., Class A	13,754	779,302
The Carlyle Group, Inc. (B)	6,916	192,956
The Charles Schwab Corp.	26,785	903,726
The Goldman Sachs Group, Inc.	7,376	1,457,645
THL Credit, Inc.	925	2,997
Tradeweb Markets, Inc., Class A	4,656	270,700
TriplePoint Venture Growth BDC Corp.	568	5,839
Value Line, Inc.	62	1,673
Victory Capital Holdings, Inc., Class A	1,470	25,269
Virtu Financial, Inc., Class A	4,012	94,683
Virtus Investment Partners, Inc.	128	14,885
Waddell & Reed Financial, Inc., Class A	1,572	24,382
Westwood Holdings Group, Inc.	238	3,749
WhiteHorse Finance, Inc.	557	5,737

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
WisdomTree Investments, Inc.	3,569	$12,384
		20,057,175
Consumer finance – 0.6%
Ally Financial, Inc.	7,943	157,510
American Express Company	17,055	1,623,636
Atlanticus Holdings Corp. (A)	140	1,448
Capital One Financial Corp.	9,699	607,060
Credit Acceptance Corp. (A)	396	165,928
Curo Group Holdings Corp.	965	7,884
Discover Financial Services	6,538	327,488
Elevate Credit, Inc. (A)	1,191	1,763
Encore Capital Group, Inc. (A)	680	23,242
Enova International, Inc. (A)	759	11,286
EZCORP, Inc., Class A (A)	1,448	9,122
FirstCash, Inc.	898	60,597
Green Dot Corp., Class A (A)	1,090	53,497
LendingTree, Inc. (A)	274	79,331
Medallion Financial Corp. (A)	169	448
Navient Corp.	4,655	32,725
Nelnet, Inc., Class A	833	39,767
OneMain Holdings, Inc.	2,859	70,160
Oportun Financial Corp. (A)	399	5,363
PRA Group, Inc. (A)	990	38,273
Regional Management Corp. (A)	265	4,693
Santander Consumer USA Holdings, Inc. (B)	7,110	130,895
SLM Corp.	8,897	62,546
Synchrony Financial	13,479	298,695
World Acceptance Corp. (A)	179	11,728
		3,825,085
Diversified financial services – 1.4%
Berkshire Hathaway, Inc., Class B (A)	50,958	9,096,513
Equitable Holdings, Inc.	10,222	197,182
GWG Holdings, Inc. (A)	813	6,236
Jefferies Financial Group, Inc.	6,293	97,856
Marlin Business Services Corp.	322	2,724
NewStar Financial, Inc. (A)(C)	1,204	122
On Deck Capital, Inc. (A)	1,768	1,270
Voya Financial, Inc.	2,834	132,206
		9,534,109
Insurance – 1.7%
Aflac, Inc.	15,325	552,160
Alleghany Corp.	301	147,231
American Equity Investment Life Holding Company	1,955	48,308
American Financial Group, Inc.	1,743	110,611
American International Group, Inc.	18,169	566,509
American National Insurance Company	582	41,945
AMERISAFE, Inc.	412	25,198
Arch Capital Group, Ltd. (A)	8,392	240,431
Argo Group International Holdings, Ltd.	742	25,844
Arthur J. Gallagher & Company	3,894	379,626
Assurant, Inc.	1,268	130,972
Assured Guaranty, Ltd.	2,011	49,089
Axis Capital Holdings, Ltd.	1,773	71,913
Benefytt Technologies, Inc. (A)	323	6,609
Brighthouse Financial, Inc. (A)	2,133	59,340
Brown & Brown, Inc.	5,897	240,362
BRP Group, Inc., Class A (A)	1,080	18,652
Cincinnati Financial Corp.	3,413	218,534
Citizens, Inc. (A)(B)	1,370	8,206
CNA Financial Corp.	5,706	183,448
CNO Financial Group, Inc.	3,245	50,525
Crawford & Company, Class B	1,283	9,019
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Donegal Group, Inc., Class A	786	$11,177
eHealth, Inc. (A)	490	48,138
Employers Holdings, Inc.	720	21,708
Enstar Group, Ltd. (A)	382	58,358
Erie Indemnity Company, Class A	953	182,881
Everest Re Group, Ltd.	822	169,496
FBL Financial Group, Inc., Class A	549	19,704
FedNat Holding Company	438	4,849
Fidelity National Financial, Inc.	5,699	174,731
First American Financial Corp.	2,298	110,350
Genworth Financial, Inc., Class A (A)	10,791	24,927
Globe Life, Inc.	2,260	167,760
Goosehead Insurance, Inc., Class A (A)(B)	767	57,648
Hallmark Financial Services, Inc. (A)	21	73
HCI Group, Inc.	204	9,421
Heritage Insurance Holdings, Inc.	734	9,608
Horace Mann Educators Corp.	900	33,057
Independence Holding Company	356	10,890
Investors Title Company	50	6,066
Kemper Corp.	1,403	101,746
Kinsale Capital Group, Inc.	473	73,414
Lincoln National Corp.	4,156	152,899
Loews Corp.	6,227	213,524
Markel Corp. (A)(B)	289	266,796
Marsh & McLennan Companies, Inc.	10,509	1,128,351
MBIA, Inc. (A)	1,977	14,333
Mercury General Corp.	1,183	48,207
MetLife, Inc.	19,198	701,111
National General Holdings Corp.	2,406	51,994
National Western Life Group, Inc., Class A	79	16,052
NI Holdings, Inc. (A)	641	9,468
Old Republic International Corp.	6,379	104,041
Palomar Holdings, Inc. (A)	514	44,081
Primerica, Inc.	868	101,209
Principal Financial Group, Inc.	5,797	240,807
ProAssurance Corp.	1,182	17,104
ProSight Global, Inc. (A)	575	5,118
Protective Insurance Corp., Class B	474	7,143
Prudential Financial, Inc.	8,385	510,647
Reinsurance Group of America, Inc.	1,269	99,540
RenaissanceRe Holdings, Ltd.	894	152,901
RLI Corp.	951	78,077
Safety Insurance Group, Inc.	334	25,471
Selective Insurance Group, Inc.	1,251	65,978
State Auto Financial Corp.	951	16,975
Stewart Information Services Corp.	487	15,832
The Allstate Corp.	6,754	655,070
The Hanover Insurance Group, Inc.	815	82,584
The Hartford Financial Services Group, Inc.	7,524	290,050
The Progressive Corp.	12,196	977,022
The Travelers Companies, Inc.	5,380	613,589
Trupanion, Inc. (A)	764	32,615
United Fire Group, Inc.	546	15,130
United Insurance Holdings Corp.	1,080	8,446
Universal Insurance Holdings, Inc.	656	11,644
Unum Group	4,336	71,934
W.R. Berkley Corp.	3,793	217,301
White Mountains Insurance Group, Ltd.	67	59,494
		11,603,072
Mortgage real estate investment trusts – 0.2%
AG Mortgage Investment Trust, Inc.	700	2,233
AGNC Investment Corp.	11,322	146,054
Annaly Capital Management, Inc.	30,032	197,010
Anworth Mortgage Asset Corp.	2,512	4,270

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Apollo Commercial Real Estate Finance, Inc.	3,205	$31,441
Arbor Realty Trust, Inc.	2,208	20,402
Ares Commercial Real Estate Corp.	789	7,196
Arlington Asset Investment Corp., Class A	651	1,933
ARMOUR Residential REIT, Inc.	1,413	13,268
Blackstone Mortgage Trust, Inc., Class A	2,768	66,681
Broadmark Realty Capital, Inc.	2,185	20,692
Capstead Mortgage Corp.	1,743	9,569
Cherry Hill Mortgage Investment Corp.	423	3,815
Chimera Investment Corp.	3,772	36,249
Colony Credit Real Estate, Inc.	2,808	19,712
Dynex Capital, Inc.	611	8,737
Ellington Residential Mortgage REIT	471	4,851
Exantas Capital Corp.	859	2,276
Granite Point Mortgage Trust, Inc.	1,105	7,934
Great Ajax Corp.	553	5,088
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	39,901
Invesco Mortgage Capital, Inc.	3,300	12,342
KKR Real Estate Finance Trust, Inc.	1,084	17,973
Ladder Capital Corp.	2,535	20,534
MFA Financial, Inc.	9,342	23,262
New Residential Investment Corp.	8,506	63,200
New York Mortgage Trust, Inc.	5,225	13,637
Orchid Island Capital, Inc.	1,157	5,449
PennyMac Mortgage Investment Trust	1,761	30,870
Ready Capital Corp.	1,006	8,742
Redwood Trust, Inc.	2,127	14,889
Starwood Property Trust, Inc.	5,131	76,760
TPG RE Finance Trust, Inc.	1,656	14,242
Two Harbors Investment Corp.	5,815	29,308
Western Asset Mortgage Capital Corp.	1,158	3,173
		983,693
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	1,364	30,117
Bridgewater Bancshares, Inc. (A)	655	6,714
Capitol Federal Financial, Inc.	1,954	21,514
Columbia Financial, Inc. (A)	2,570	35,864
Federal Agricultural Mortgage Corp., Class C	191	12,226
Federal Home Loan Mortgage Corp. (A)	13,796	30,213
Federal National Mortgage Association (A)(B)	24,360	52,861
Flagstar Bancorp, Inc.	1,271	37,406
Home Bancorp, Inc.	185	4,949
HomeStreet, Inc.	637	15,677
Kearny Financial Corp.	2,110	17,260
Luther Burbank Corp.	1,316	13,160
Merchants Bancorp	686	12,684
Meridian Bancorp, Inc.	1,296	15,034
Meta Financial Group, Inc.	878	15,953
MGIC Investment Corp.	7,310	59,869
New York Community Bancorp, Inc.	10,221	104,254
NMI Holdings, Inc., Class A (A)	1,463	23,525
Northfield Bancorp, Inc.	1,247	14,365
Northwest Bancshares, Inc.	2,105	21,524
Ocwen Financial Corp. (A)	3,672	2,438
PCSB Financial Corp.	498	6,315
PDL Community Bancorp (A)	510	5,192
PennyMac Financial Services, Inc. (B)	1,650	68,954
Pioneer Bancorp, Inc. (A)	233	2,132
Premier Financial Corp.	1,016	17,953
Provident Bancorp, Inc.	677	5,321
Provident Financial Services, Inc.	1,019	14,725
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Radian Group, Inc.	4,138	$64,180
Riverview Bancorp, Inc.	881	4,978
Southern Missouri Bancorp, Inc.	216	5,249
Sterling Bancorp, Inc.	1,248	4,468
Territorial Bancorp, Inc.	238	5,662
TFS Financial Corp.	3,937	56,338
Timberland Bancorp, Inc.	255	4,644
TrustCo Bank Corp.	2,562	16,217
Walker & Dunlop, Inc.	652	33,128
Washington Federal, Inc.	1,575	42,273
Western New England Bancorp, Inc.	789	4,568
WSFS Financial Corp.	837	24,022
		933,926
		72,616,745
Health care – 13.8%
Biotechnology – 3.2%
89bio, Inc. (A)	252	5,022
AbbVie, Inc.	36,764	3,609,490
Abeona Therapeutics, Inc. (A)	1,575	4,591
ACADIA Pharmaceuticals, Inc. (A)	3,237	156,897
Acceleron Pharma, Inc. (A)(B)	1,123	106,988
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	1,569
Acorda Therapeutics, Inc. (A)	685	503
Aduro Biotech, Inc. (A)	1,561	3,606
Advaxis, Inc. (A)	983	527
Adverum Biotechnologies, Inc. (A)	1,608	33,575
Aeglea BioTherapeutics, Inc. (A)	797	7,372
Agenus, Inc. (A)	2,828	11,114
AgeX Therapeutics, Inc. (A)(B)	474	449
Agios Pharmaceuticals, Inc. (A)	1,366	73,054
Aileron Therapeutics, Inc. (A)	238	281
Aimmune Therapeutics, Inc. (A)(B)	1,362	22,759
Akcea Therapeutics, Inc. (A)	2,025	27,743
Akebia Therapeutics, Inc. (A)	2,523	34,262
Akero Therapeutics, Inc. (A)	639	15,924
Albireo Pharma, Inc. (A)	301	7,973
Alder Biopharmaceuticals, Inc. (A)(C)	1,872	2,765
Aldeyra Therapeutics, Inc. (A)	753	3,140
Alector, Inc. (A)	1,631	39,862
Alexion Pharmaceuticals, Inc. (A)	4,623	518,886
Alkermes PLC (A)	3,356	65,123
Allakos, Inc. (A)(B)	1,022	73,441
Allena Pharmaceuticals, Inc. (A)	267	422
Allogene Therapeutics, Inc. (A)(B)	2,589	110,861
Alnylam Pharmaceuticals, Inc. (A)	2,335	345,837
Alpine Immune Sciences, Inc. (A)	291	2,826
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	12,389	2,922,070
Amicus Therapeutics, Inc. (A)(B)	5,441	82,050
AnaptysBio, Inc. (A)	644	14,387
Anika Therapeutics, Inc. (A)	318	11,998
Anixa Biosciences, Inc. (A)	182	557
Apellis Pharmaceuticals, Inc. (A)	1,496	48,859
Applied Genetic Technologies Corp. (A)	455	2,521
Applied Therapeutics, Inc. (A)	468	16,918
Aprea Therapeutics, Inc. (A)	410	15,900
Aptinyx, Inc. (A)	716	2,986
AquaBounty Technologies, Inc. (A)	180	580
Aravive, Inc. (A)	271	3,154
Arcus Biosciences, Inc. (A)	883	21,845
Ardelyx, Inc. (A)	1,613	11,162
Arena Pharmaceuticals, Inc. (A)	1,074	67,608
Aridis Pharmaceuticals, Inc. (A)	122	804
Arrowhead Pharmaceuticals, Inc. (A)(B)	2,115	91,347
Assembly Biosciences, Inc. (A)	650	15,158

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Atara Biotherapeutics, Inc. (A)	1,073	$15,634
Athenex, Inc. (A)	1,583	21,782
Atreca, Inc., Class A (A)	627	13,343
aTyr Pharma, Inc. (A)	89	395
AVEO Pharmaceuticals, Inc. (A)	241	1,241
Avid Bioservices, Inc. (A)	992	6,512
Avrobio, Inc. (A)	793	13,838
Axcella Health, Inc. (A)	367	2,030
AzurRx BioPharma, Inc. (A)	283	256
Bellicum Pharmaceuticals, Inc. (A)	60	446
BioCryst Pharmaceuticals, Inc. (A)	2,966	14,133
Biogen, Inc. (A)	3,763	1,006,791
BioMarin Pharmaceutical, Inc. (A)	3,758	463,512
BioNTech SE, ADR (A)	24	1,602
BioSpecifics Technologies Corp. (A)	186	11,398
Bioxcel Therapeutics, Inc. (A)	451	23,908
Bluebird Bio, Inc. (A)	1,170	71,417
Blueprint Medicines Corp. (A)(B)	1,044	81,432
Bridgebio Pharma, Inc. (A)(B)	2,607	85,014
Cabaletta Bio, Inc. (A)	446	4,968
Caladrius Biosciences, Inc. (A)	30	53
Calithera Biosciences, Inc. (A)	1,063	5,613
Calyxt, Inc. (A)	631	3,111
CareDx, Inc. (A)	890	31,533
CASI Pharmaceuticals, Inc. (A)(B)	2,445	6,113
Castle Biosciences, Inc. (A)	321	12,098
Catabasis Pharmaceuticals, Inc. (A)	218	1,402
Catalyst Biosciences, Inc. (A)	289	1,696
Catalyst Pharmaceuticals, Inc. (A)	2,374	10,968
Celcuity, Inc. (A)	343	2,377
Celldex Therapeutics, Inc. (A)	189	2,457
CEL-SCI Corp. (A)(B)	784	11,697
Checkpoint Therapeutics, Inc. (A)	977	1,934
ChemoCentryx, Inc. (A)(B)	1,232	70,889
Chimerix, Inc. (A)	1,055	3,271
Cidara Therapeutics, Inc. (A)	566	2,089
Clovis Oncology, Inc. (A)(B)	1,468	9,909
Cohbar, Inc. (A)	665	1,031
Coherus Biosciences, Inc. (A)	1,434	25,611
Concert Pharmaceuticals, Inc. (A)	641	6,378
Constellation Pharmaceuticals, Inc. (A)	841	25,272
Cortexyme, Inc. (A)	576	26,669
Corvus Pharmaceuticals, Inc. (A)	464	1,262
Crinetics Pharmaceuticals, Inc. (A)	559	9,794
CTI BioPharma Corp. (A)	785	911
Cue Biopharma, Inc. (A)	571	13,995
Curis, Inc. (A)	294	356
Cyclerion Therapeutics, Inc. (A)	497	2,937
Cytokinetics, Inc. (A)	1,346	31,725
CytomX Therapeutics, Inc. (A)	1,018	8,480
CytRx Corp. (A)	148	101
Deciphera Pharmaceuticals, Inc. (A)	1,040	62,109
Denali Therapeutics, Inc. (A)(B)	2,072	50,101
Dicerna Pharmaceuticals, Inc. (A)	1,487	37,770
Dynavax Technologies Corp. (A)	1,633	14,485
Eagle Pharmaceuticals, Inc. (A)	282	13,530
Editas Medicine, Inc. (A)	1,129	33,396
Eidos Therapeutics, Inc. (A)	805	38,374
Eiger BioPharmaceuticals, Inc. (A)	622	5,971
Emergent BioSolutions, Inc. (A)	1,092	86,355
Enanta Pharmaceuticals, Inc. (A)	427	21,440
Entasis Therapeutics Holdings, Inc. (A)	95	281
Epizyme, Inc. (A)	1,858	29,839
Equillium, Inc. (A)	266	785
Esperion Therapeutics, Inc. (A)	591	30,324
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Evelo Biosciences, Inc. (A)	556	$2,724
Exact Sciences Corp. (A)	3,078	267,601
Exelixis, Inc. (A)	6,393	151,770
Fate Therapeutics, Inc. (A)(B)	1,591	54,587
Fennec Pharmaceuticals, Inc. (A)	150	1,253
FibroGen, Inc. (A)(B)	1,854	75,143
Five Prime Therapeutics, Inc. (A)	639	3,898
Flexion Therapeutics, Inc. (A)	867	11,401
Forte Biosciences, Inc. (A)	19	277
Fortress Biotech, Inc. (A)	1,317	3,530
Frequency Therapeutics, Inc. (A)	594	13,811
G1 Therapeutics, Inc. (A)	777	18,850
Galectin Therapeutics, Inc. (A)(B)	1,661	5,083
Galera Therapeutics, Inc. (A)	444	3,170
Genocea Biosciences, Inc. (A)	368	846
Genprex, Inc. (A)(B)	538	1,689
Geron Corp. (A)	4,452	9,705
Gilead Sciences, Inc.	26,387	2,030,216
Global Blood Therapeutics, Inc. (A)(B)	1,269	80,112
GlycoMimetics, Inc. (A)	901	3,388
Gossamer Bio, Inc. (A)	1,462	19,006
Gritstone Oncology, Inc. (A)	653	4,336
Halozyme Therapeutics, Inc. (A)	3,113	83,460
Harpoon Therapeutics, Inc. (A)	583	9,678
Homology Medicines, Inc. (A)	999	15,175
Hookipa Pharma, Inc. (A)	641	7,448
Ideaya Biosciences, Inc. (A)	355	5,045
Idera Pharmaceuticals, Inc. (A)	248	444
IGM Biosciences, Inc. (A)	619	45,187
Immunic, Inc. (A)	166	2,012
ImmunoGen, Inc. (A)	3,467	15,948
Immunomedics, Inc. (A)	4,350	154,164
Incyte Corp. (A)	4,501	467,969
Infinity Pharmaceuticals, Inc. (A)	876	792
Inmune Bio, Inc. (A)	113	593
Inovio Pharmaceuticals, Inc. (A)(B)	2,493	67,186
Insmed, Inc. (A)(B)	1,902	52,381
Intellia Therapeutics, Inc. (A)	993	20,873
Intercept Pharmaceuticals, Inc. (A)(B)	693	33,202
Invitae Corp. (A)	2,091	63,336
Ionis Pharmaceuticals, Inc. (A)(B)	2,950	173,932
Ironwood Pharmaceuticals, Inc. (A)	3,357	34,644
IsoRay, Inc. (A)	503	279
IVERIC bio, Inc. (A)	929	4,738
Jounce Therapeutics, Inc. (A)	886	6,113
Kadmon Holdings, Inc. (A)	3,142	16,087
KalVista Pharmaceuticals, Inc. (A)	368	4,453
Karuna Therapeutics, Inc. (A)(B)	535	59,631
Kezar Life Sciences, Inc. (A)	677	3,507
Kindred Biosciences, Inc. (A)	928	4,167
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	28,130
Kodiak Sciences, Inc. (A)(B)	899	48,654
Krystal Biotech, Inc. (A)	389	16,112
Kura Oncology, Inc. (A)	1,043	17,001
Larimar Therapeutics, Inc. (A)	24	308
Leap Therapeutics, Inc. (A)	353	738
Lexicon Pharmaceuticals, Inc. (A)(B)	2,562	5,111
Ligand Pharmaceuticals, Inc. (A)	376	42,056
Lineage Cell Therapeutics, Inc. (A)	2,770	2,410
LogicBio Therapeutics, Inc. (A)	598	5,059
Lumos Pharma, Inc. (A)	28	462
MacroGenics, Inc. (A)	1,031	28,786
Madrigal Pharmaceuticals, Inc. (A)	332	37,599
Magenta Therapeutics, Inc. (A)	934	7,014
MannKind Corp. (A)	3,858	6,752

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Marker Therapeutics, Inc. (A)	741	$1,534
Matinas BioPharma Holdings, Inc. (A)	3,715	2,872
MediciNova, Inc. (A)	1,166	6,320
MEI Pharma, Inc. (A)	2,438	10,069
MeiraGTx Holdings PLC (A)	698	8,739
Mersana Therapeutics, Inc. (A)	965	22,581
Millendo Therapeutics, Inc. (A)	320	563
Minerva Neurosciences, Inc. (A)	988	3,567
Miragen Therapeutics, Inc. (A)	586	650
Mirum Pharmaceuticals, Inc. (A)	498	9,691
Moderna, Inc. (A)(B)	6,993	449,021
Molecular Templates, Inc. (A)	878	12,108
Moleculin Biotech, Inc. (A)	231	224
Momenta Pharmaceuticals, Inc. (A)(B)	2,318	77,120
Monopar Therapeutics, Inc. (A)	140	1,044
Morphic Holding, Inc. (A)	695	18,800
Mustang Bio, Inc. (A)	665	2,115
Myriad Genetics, Inc. (A)	1,593	18,065
NantKwest, Inc. (A)(B)	1,977	24,278
Natera, Inc. (A)	1,602	79,876
NeuroBo Pharmaceuticals, Inc. (A)	306	2,463
Neurocrine Biosciences, Inc. (A)	1,931	235,582
NextCure, Inc. (A)	542	11,620
Northwest Biotherapeutics, Inc. (A)	8,283	2,848
Novavax, Inc. (A)(B)	637	53,094
Ocugen, Inc. (A)	515	114
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Omthera Pharmaceuticals, Inc. (A)(C)	498	137
Oncocyte Corp. (A)	1,050	2,006
OncoMed Pharmaceuticals, Inc. (A)(C)	498	5
Oncternal Therapeutics, Inc. (A)(C)	38	78
Oncternal Therapeutics, Inc. (A)	198	562
OPKO Health, Inc. (A)(B)	13,787	47,014
Oragenics, Inc. (A)	258	179
Organogenesis Holdings, Inc. (A)	2,172	8,340
Orgenesis, Inc. (A)	226	1,374
Outlook Therapeutics, Inc. (A)	95	123
Ovid therapeutics, Inc. (A)	844	6,220
Oyster Point Pharma, Inc. (A)	431	12,447
Palatin Technologies, Inc. (A)	2,895	1,482
PDL BioPharma, Inc. (A)	1,734	5,046
Pfenex, Inc. (A)	763	6,371
PhaseBio Pharmaceuticals, Inc. (A)	533	2,452
Pieris Pharmaceuticals, Inc. (A)	1,471	4,560
PolarityTE, Inc. (A)	541	671
Portola Pharmaceuticals, Inc. (A)	1,588	28,568
Precigen, Inc. (A)(B)	3,241	16,173
Precision BioSciences, Inc. (A)	1,182	9,846
Prevail Therapeutics, Inc. (A)	788	11,741
Principia Biopharma, Inc. (A)	662	39,581
Protagonist Therapeutics, Inc. (A)	497	8,777
Protalix BioTherapeutics, Inc. (A)	191	724
Protara Therapeutics, Inc. (A)	99	2,903
Proteostasis Therapeutics, Inc. (A)	818	1,121
PTC Therapeutics, Inc. (A)	1,304	66,165
Puma Biotechnology, Inc. (A)	890	9,283
RAPT Therapeutics, Inc. (A)	483	14,017
Regeneron Pharmaceuticals, Inc. (A)	2,291	1,428,782
REGENXBIO, Inc. (A)	794	29,243
Replimune Group, Inc. (A)	661	16,426
Retrophin, Inc. (A)	1,004	20,492
Rhythm Pharmaceuticals, Inc. (A)	820	18,286
Rigel Pharmaceuticals, Inc. (A)	3,503	6,410
Rocket Pharmaceuticals, Inc. (A)	1,021	21,370
Rubius Therapeutics, Inc. (A)(B)	1,799	10,758
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc. (A)	1,099	$45,696
Sangamo Therapeutics, Inc. (A)	2,664	23,869
Sarepta Therapeutics, Inc. (A)	1,560	250,130
Savara, Inc. (A)	756	1,882
Scholar Rock Holding Corp. (A)	577	10,507
Seattle Genetics, Inc. (A)	3,582	608,653
Selecta Biosciences, Inc. (A)	1,693	4,808
Seres Therapeutics, Inc. (A)	1,320	6,283
Sesen Bio, Inc. (A)	3,446	2,481
Sierra Oncology, Inc. (A)	189	2,300
Soleno Therapeutics, Inc. (A)	791	1,756
Solid Biosciences, Inc. (A)(B)	867	2,540
Sophiris Bio, Inc. (A)	341	3
Spectrum Pharmaceuticals, Inc. (A)	2,679	9,055
Spero Therapeutics, Inc. (A)	578	7,820
SpringWorks Therapeutics, Inc. (A)	861	36,162
Stemline Therapeutics, Inc. (A)(C)	1,279	422
Stoke Therapeutics, Inc. (A)	722	17,205
Sunesis Pharmaceuticals, Inc. (A)	1,989	524
Surface Oncology, Inc. (A)	500	3,280
Sutro Biopharma, Inc. (A)	635	4,928
Syndax Pharmaceuticals, Inc. (A)	629	9,322
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synlogic, Inc. (A)	542	1,100
Syros Pharmaceuticals, Inc. (A)	797	8,496
T2 Biosystems, Inc. (A)	330	419
TCR2 Therapeutics, Inc. (A)	593	9,108
Translate Bio, Inc. (A)	1,155	20,698
Trevena, Inc. (A)	1,341	2,012
Turning Point Therapeutics, Inc. (A)(B)	737	47,603
Twist Bioscience Corp. (A)	774	35,062
Tyme Technologies, Inc. (A)	1,883	2,504
Ultragenyx Pharmaceutical, Inc. (A)(B)	1,226	95,898
United Therapeutics Corp. (A)	924	111,804
UNITY Biotechnology, Inc. (A)(B)	783	6,796
UroGen Pharma, Ltd. (A)	495	12,929
Vaccinex, Inc. (A)	242	874
Vanda Pharmaceuticals, Inc. (A)	1,222	13,980
Vaxart, Inc. (A)	696	6,160
Veracyte, Inc. (A)	1,069	27,687
Verastem, Inc. (A)	1,390	2,391
Vericel Corp. (A)	881	12,175
Vertex Pharmaceuticals, Inc. (A)	5,366	1,557,803
Viela Bio, Inc. (A)	1,042	45,139
Viking Therapeutics, Inc. (A)	1,686	12,156
Vir Biotechnology, Inc. (A)(B)	2,250	92,183
Voyager Therapeutics, Inc. (A)	743	9,377
vTv Therapeutics, Inc., Class A (A)	1,048	2,358
X4 Pharmaceuticals, Inc. (A)	308	2,871
XBiotech, Inc. (A)(B)	761	10,433
Xencor, Inc. (A)	1,222	39,581
XOMA Corp. (A)	228	4,505
Y-mAbs Therapeutics, Inc. (A)	853	36,850
ZIOPHARM Oncology, Inc. (A)	4,026	13,205
		21,783,111
Health care equipment and supplies – 3.0%
Abbott Laboratories	36,865	3,370,567
ABIOMED, Inc. (A)	945	228,274
Accelerate Diagnostics, Inc. (A)(B)	1,138	17,252
Accuray, Inc. (A)	2,263	4,594
Align Technology, Inc. (A)	1,646	451,728
Alphatec Holdings, Inc. (A)	1,472	6,918
AngioDynamics, Inc. (A)	928	9,438
Antares Pharma, Inc. (A)	3,736	10,274
Apollo Endosurgery, Inc. (A)	37	60

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Apyx Medical Corp. (A)	890	$4,940
Aspira Women's Health, Inc. (A)	1,357	5,211
AtriCure, Inc. (A)	858	38,567
Atrion Corp.	39	24,843
Avanos Medical, Inc. (A)	1,021	30,007
Axogen, Inc. (A)	892	8,242
Axonics Modulation Technologies, Inc. (A)	663	23,278
Baxter International, Inc.	10,647	916,707
Becton, Dickinson and Company	5,635	1,348,286
BioLife Solutions, Inc. (A)	435	7,112
Boston Scientific Corp. (A)	29,075	1,020,823
Cantel Medical Corp.	896	39,630
Cardiovascular Systems, Inc. (A)	748	23,599
Cerus Corp. (A)	3,177	20,968
Chembio Diagnostics, Inc. (A)	117	380
Co-Diagnostics, Inc. (A)(B)	371	7,179
Conformis, Inc. (A)	2,110	1,730
CONMED Corp.	596	42,906
CryoLife, Inc. (A)	840	16,103
CryoPort, Inc. (A)	806	24,382
Cutera, Inc. (A)	347	4,223
CytoSorbents Corp. (A)	847	8,385
Danaher Corp.	14,471	2,558,907
Dare Bioscience, Inc. (A)	111	110
Dentsply Sirona, Inc.	4,653	205,011
DexCom, Inc. (A)	1,909	773,909
Edwards Lifesciences Corp. (A)	13,044	901,471
Ekso Bionics Holdings, Inc. (A)	50	420
ElectroCore, Inc. (A)	177	146
Electromed, Inc. (A)	69	1,062
Envista Holdings Corp. (A)	3,026	63,818
Establishment Labs Holdings, Inc. (A)	483	9,022
FONAR Corp. (A)	224	4,787
GenMark Diagnostics, Inc. (A)	1,560	22,948
Glaukos Corp. (A)	914	35,116
Globus Medical, Inc., Class A (A)	2,085	99,475
Haemonetics Corp. (A)	1,063	95,202
Heska Corp. (A)	175	16,305
Hill-Rom Holdings, Inc.	1,394	153,033
Hologic, Inc. (A)	5,610	319,770
ICU Medical, Inc. (A)	434	79,991
IDEXX Laboratories, Inc. (A)	1,789	590,656
Inogen, Inc. (A)	473	16,801
Insulet Corp. (A)	1,291	250,790
Integer Holdings Corp. (A)	687	50,185
Integra LifeSciences Holdings Corp. (A)	1,805	84,817
IntriCon Corp. (A)	23	311
Intuitive Surgical, Inc. (A)	2,410	1,373,290
Invacare Corp.	844	5,376
iRadimed Corp. (A)	275	6,383
iRhythm Technologies, Inc. (A)(B)	563	65,246
IRIDEX Corp. (A)	87	184
Lantheus Holdings, Inc. (A)	1,472	21,050
LeMaitre Vascular, Inc.	475	12,540
Masimo Corp. (A)	1,115	254,209
Meridian Bioscience, Inc. (A)	1,112	25,898
Merit Medical Systems, Inc. (A)(B)	1,168	53,319
Mesa Laboratories, Inc.	96	20,813
Microbot Medical, Inc. (A)	54	373
Misonix, Inc. (A)	328	4,451
Motus GI Holdings, Inc. (A)	239	313
Natus Medical, Inc. (A)	710	15,492
Neogen Corp. (A)(B)	1,108	85,981
Neuronetics, Inc. (A)	136	262
Nevro Corp. (A)(B)	651	77,775
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
NuVasive, Inc. (A)(B)	1,095	$60,948
OraSure Technologies, Inc. (A)	1,505	17,503
Orthofix Medical, Inc. (A)	439	14,048
OrthoPediatrics Corp. (A)	364	15,929
PAVmed, Inc. (A)	411	867
Penumbra, Inc. (A)	731	130,717
Pulse Biosciences, Inc. (A)	385	4,027
Quidel Corp. (A)	883	197,562
RA Medical Systems, Inc. (A)	53	26
ResMed, Inc.	2,997	575,424
Rockwell Medical, Inc. (A)(B)	1,097	2,139
RTI Surgical Holdings, Inc. (A)	1,366	4,344
SeaSpine Holdings Corp. (A)	591	6,188
Second Sight Medical Products, Inc. (A)(B)	151	148
Senseonics Holdings, Inc. (A)	3,713	1,448
Shockwave Medical, Inc. (A)	654	30,980
SI-BONE, Inc. (A)	650	10,361
Sientra, Inc. (A)	851	3,293
Silk Road Medical, Inc. (A)	667	27,941
SmileDirectClub, Inc. (A)(B)	7,849	62,007
Soliton, Inc. (A)	459	3,571
STAAR Surgical Company (A)	955	58,771
Stereotaxis, Inc. (A)	1,627	7,256
Stryker Corp.	7,803	1,406,023
Surmodics, Inc. (A)	315	13,621
Tactile Systems Technology, Inc. (A)	415	17,193
Tandem Diabetes Care, Inc. (A)	1,236	122,265
Tela Bio, Inc. (A)	142	1,840
Teleflex, Inc.	965	351,241
The Cooper Companies, Inc.	1,033	293,000
TransEnterix, Inc. (A)	230	124
TransMedics Group, Inc. (A)	477	8,548
Utah Medical Products, Inc.	94	8,330
Vapotherm, Inc. (A)	424	17,380
Varex Imaging Corp. (A)	786	11,908
Varian Medical Systems, Inc. (A)	1,897	232,420
Venus Concept, Inc. (A)	559	1,951
West Pharmaceutical Services, Inc.	1,544	350,750
Zimmer Biomet Holdings, Inc.	4,291	512,174
		20,657,890
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)	1,902	47,778
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	312	28,879
Amedisys, Inc. (A)	684	135,801
American Renal Associates Holdings, Inc. (A)	895	5,835
AmerisourceBergen Corp.	4,293	432,606
AMN Healthcare Services, Inc. (A)	979	44,290
Anthem, Inc.	5,292	1,391,690
Apollo Medical Holdings, Inc. (A)	645	10,643
BioTelemetry, Inc. (A)	716	32,356
Brookdale Senior Living, Inc. (A)	4,129	12,181
Capital Senior Living Corp. (A)	410	291
Cardinal Health, Inc.	6,108	318,777
Catasys, Inc. (A)(B)	418	10,341
Centene Corp. (A)	12,194	774,929
Chemed Corp.	338	152,462
Cigna Corp.	7,788	1,461,418
Community Health Systems, Inc. (A)	2,677	8,058
CorVel Corp. (A)	411	29,136
Covetrus, Inc. (A)	2,407	43,061
Cross Country Healthcare, Inc. (A)	923	5,686
CVS Health Corp.	27,117	1,761,791

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
DaVita, Inc. (A)	2,696	$213,361
Encompass Health Corp.	2,097	129,867
Enzo Biochem, Inc. (A)	1,266	2,836
Exagen, Inc. (A)	164	2,035
Five Star Senior Living, Inc. (A)	577	2,250
Fulgent Genetics, Inc. (A)	357	5,712
Genesis Healthcare, Inc. (A)	3,004	2,073
Guardant Health, Inc. (A)	1,967	159,583
Hanger, Inc. (A)	826	13,679
HCA Healthcare, Inc.	7,080	687,185
HealthEquity, Inc. (A)	1,482	86,949
Henry Schein, Inc. (A)	3,062	178,790
Humana, Inc.	2,764	1,071,741
InfuSystem Holdings, Inc. (A)	171	1,973
Interpace Biosciences, Inc. (A)	73	339
Laboratory Corp. of America Holdings (A)	2,032	337,536
LHC Group, Inc. (A)	671	116,969
Magellan Health, Inc. (A)	528	38,533
McKesson Corp.	3,757	576,399
MedCath Corp. (A)(C)	613	307
MEDNAX, Inc. (A)	1,742	29,788
Molina Healthcare, Inc. (A)	1,318	234,578
National HealthCare Corp.	341	21,633
National Research Corp.	530	30,851
Option Care Health, Inc. (A)(B)	3,590	49,829
Owens & Minor, Inc.	1,464	11,156
Patterson Companies, Inc.	2,037	44,814
PetIQ, Inc. (A)	575	20,033
Premier, Inc., Class A (A)	2,552	87,483
Progyny, Inc. (A)	1,674	43,206
Quest Diagnostics, Inc.	2,829	322,393
Quorum Health Corp. (A)	379	44
R1 RCM, Inc. (A)	2,386	26,604
RadNet, Inc. (A)	1,162	18,441
Select Medical Holdings Corp. (A)	2,879	42,408
Surgery Partners, Inc. (A)	1,125	13,016
Tenet Healthcare Corp. (A)	2,202	39,878
The Ensign Group, Inc. (B)	1,158	48,462
The Joint Corp. (A)	360	5,497
The Pennant Group, Inc. (A)	613	13,854
The Providence Service Corp. (A)	241	19,017
Tivity Health, Inc. (A)	1,068	12,100
UnitedHealth Group, Inc.	19,753	5,826,147
Universal Health Services, Inc., Class B	1,840	170,918
US Physical Therapy, Inc.	281	22,767
		17,491,043
Health care technology – 0.3%
Allscripts Healthcare Solutions, Inc. (A)	3,473	23,512
Castlight Health, Inc., B Shares (A)	3,656	3,034
Cerner Corp.	6,543	448,523
Change Healthcare, Inc. (A)	2,632	29,478
Computer Programs & Systems, Inc.	332	7,566
Evolent Health, Inc., Class A (A)	1,837	13,079
Health Catalyst, Inc. (A)	658	19,194
HealthStream, Inc. (A)	730	16,155
HMS Holdings Corp. (A)	1,882	60,958
HTG Molecular Diagnostics, Inc. (A)	439	316
Icad, Inc. (A)	189	1,888
Inovalon Holdings, Inc., Class A (A)(B)	3,280	63,173
Inspire Medical Systems, Inc. (A)	513	44,641
Livongo Health, Inc. (A)(B)	1,877	141,132
MTBC, Inc. (A)	38	315
NantHealth, Inc. (A)(B)	2,869	13,140
NextGen Healthcare, Inc. (A)	1,375	15,098
Omnicell, Inc. (A)	878	62,004
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Phreesia, Inc. (A)	625	$17,675
Simulations Plus, Inc.	395	23,629
Tabula Rasa HealthCare, Inc. (A)	474	25,942
Teladoc Health, Inc. (A)(B)	1,519	289,886
Veeva Systems, Inc., Class A (A)	3,085	723,186
Vocera Communications, Inc. (A)	698	14,798
		2,058,322
Life sciences tools and services – 1.2%
10X Genomics, Inc., Class A (A)(B)	2,009	179,424
Adaptive Biotechnologies Corp. (A)	2,619	126,707
Agilent Technologies, Inc.	6,459	570,782
Avantor, Inc. (A)	11,929	202,793
Bio-Rad Laboratories, Inc., Class A (A)	625	282,181
Bio-Techne Corp.	797	210,464
Bruker Corp. (B)	3,230	131,396
Champions Oncology, Inc. (A)	117	1,119
Charles River Laboratories International, Inc. (A)	1,022	178,186
Codexis, Inc. (A)	1,349	15,379
Fluidigm Corp. (A)	1,624	6,512
Harvard Bioscience, Inc. (A)	117	363
Illumina, Inc. (A)	3,065	1,135,123
IQVIA Holdings, Inc. (A)	4,049	574,472
Luminex Corp.	874	28,431
Medpace Holdings, Inc. (A)	761	70,788
Mettler-Toledo International, Inc. (A)	508	409,219
NanoString Technologies, Inc. (A)	769	22,570
NeoGenomics, Inc. (A)	2,242	69,457
Pacific Biosciences of California, Inc. (A)	3,229	11,140
PerkinElmer, Inc.	2,318	227,373
Personalis, Inc. (A)	696	9,027
PRA Health Sciences, Inc. (A)	1,329	129,298
Quanterix Corp. (A)	534	14,626
Repligen Corp. (A)	1,100	135,971
Syneos Health, Inc. (A)	2,189	127,509
Thermo Fisher Scientific, Inc.	8,354	3,026,988
Waters Corp. (A)	1,344	242,458
		8,139,756
Pharmaceuticals – 3.6%
AcelRx Pharmaceuticals, Inc. (A)(B)	2,585	3,128
Acer Therapeutics, Inc. (A)	96	329
Aclaris Therapeutics, Inc. (A)	517	838
Adamis Pharmaceuticals Corp. (A)	433	233
Aerie Pharmaceuticals, Inc. (A)	991	14,627
Agile Therapeutics, Inc. (A)	1,600	4,448
Akorn, Inc. (A)	2,371	664
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Alimera Sciences, Inc. (A)	27	170
AMAG Pharmaceuticals, Inc. (A)	863	6,602
Amneal Pharmaceuticals, Inc. (A)	6,203	29,526
Amphastar Pharmaceuticals, Inc. (A)	1,078	24,212
Ampio Pharmaceuticals, Inc. (A)	2,637	1,680
ANI Pharmaceuticals, Inc. (A)	272	8,796
Aquestive Therapeutics, Inc. (A)	866	4,209
Arvinas, Inc. (A)	815	27,335
Assertio Holdings, Inc. (A)	1,244	1,066
Avenue Therapeutics, Inc. (A)	250	2,693
Axsome Therapeutics, Inc. (A)(B)	727	59,818
Baudax Bio, Inc. (A)	268	1,112
BioDelivery Sciences International, Inc. (A)	2,072	9,034
Bristol-Myers Squibb Company	48,873	2,873,732
Cara Therapeutics, Inc. (A)	906	15,493
Cassava Sciences, Inc. (A)	283	872
Catalent, Inc. (A)	3,070	225,031

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
cbdMD, Inc. (A)	329	$628
Cerecor, Inc. (A)	1,421	3,695
Chiasma, Inc. (A)	883	4,751
Clearside Biomedical, Inc. (A)	736	1,384
CNS Pharmaceuticals, Inc. (A)	142	304
Cocrystal Pharma, Inc. (A)	578	879
Collegium Pharmaceutical, Inc. (A)	742	12,985
Corcept Therapeutics, Inc. (A)	2,419	40,688
Dova Pharmaceuticals, Inc. (A)(C)	702	1,008
Durect Corp. (A)	4,211	9,770
Elanco Animal Health, Inc. (A)	7,805	167,417
Eli Lilly & Company	20,017	3,286,391
Eloxx Pharmaceuticals, Inc. (A)	776	2,351
Endo International PLC (A)	4,819	16,529
Eton Pharmaceuticals, Inc. (A)	108	589
Evofem Biosciences, Inc. (A)	1,381	3,908
Evoke Pharma, Inc. (A)	132	467
Evolus, Inc. (A)	639	3,387
EyeGate Pharmaceuticals, Inc. (A)	50	242
Eyenovia, Inc. (A)	204	579
Fulcrum Therapeutics, Inc. (A)	449	8,212
Harrow Health, Inc. (A)	642	3,345
Horizon Therapeutics PLC (A)	3,931	218,485
Hoth Therapeutics, Inc. (A)	97	250
Innoviva, Inc. (A)	2,164	30,253
Intersect ENT, Inc. (A)	718	9,722
Johnson & Johnson	54,848	7,713,274
Kala Pharmaceuticals, Inc. (A)	663	6,968
Kaleido Biosciences, Inc. (A)	768	5,706
Lannett Company, Inc. (A)	920	6,679
Liquidia Technologies, Inc. (A)	518	4,362
Marinus Pharmaceuticals, Inc. (A)	1,618	4,110
Menlo Therapeutics, Inc. (A)	438	758
Merck & Company, Inc.	53,082	4,104,831
MyoKardia, Inc. (A)	980	94,688
Nektar Therapeutics (A)(B)	3,720	86,155
Neos Therapeutics, Inc. (A)	642	440
NGM Biopharmaceuticals, Inc. (A)	1,448	28,584
Ocular Therapeutix, Inc. (A)(B)	1,256	10,462
Odonate Therapeutics, Inc. (A)	680	28,791
Omeros Corp. (A)(B)	1,206	17,752
Onconova Therapeutics, Inc. (A)	2,289	1,296
Opiant Pharmaceuticals, Inc. (A)	15	134
Optinose, Inc. (A)	957	7,120
Oramed Pharmaceuticals, Inc. (A)	149	526
Osmotica Pharmaceuticals PLC (A)	1,116	7,511
Otonomy, Inc. (A)	1,027	3,718
Pacira BioSciences, Inc. (A)	888	46,593
Paratek Pharmaceuticals, Inc. (A)	561	2,928
Pfizer, Inc.	115,382	3,772,991
Phathom Pharmaceuticals, Inc. (A)	484	15,928
Phibro Animal Health Corp., Class A	851	22,356
PLx Pharma, Inc. (A)	113	358
Prestige Consumer Healthcare, Inc. (A)	1,076	40,415
Provention Bio, Inc. (A)	951	13,419
Pulmatrix, Inc. (A)	145	249
Reata Pharmaceuticals, Inc., Class A (A)(B)	634	98,917
Recro Pharma, Inc. (A)	531	2,416
resTORbio, Inc. (A)	531	1,142
Revance Therapeutics, Inc. (A)	1,026	25,055
Satsuma Pharmaceuticals, Inc. (A)	335	9,635
scPharmaceuticals, Inc. (A)	325	2,392
SCYNEXIS, Inc. (A)	1,304	979
Seelos Therapeutics, Inc. (A)	443	447
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
SIGA Technologies, Inc. (A)	1,954	$11,548
Strongbridge Biopharma PLC (A)	966	3,651
Supernus Pharmaceuticals, Inc. (A)	1,139	27,051
TFF Pharmaceuticals, Inc. (A)	107	616
TherapeuticsMD, Inc. (A)(B)	5,607	7,009
Tilray, Inc., Class 2 (A)(B)	2,131	15,151
Tobira Therapeutics, Inc. (A)(C)	609	8,630
Tricida, Inc. (A)	1,068	29,349
Urovant Sciences, Ltd. (A)	750	7,380
Verrica Pharmaceuticals, Inc. (A)	659	7,256
VIVUS, Inc. (A)	50	41
Xeris Pharmaceuticals, Inc. (A)	839	2,232
Zoetis, Inc.	9,934	1,361,355
Zogenix, Inc. (A)	961	25,957
Zomedica Pharmaceuticals Corp. (A)	638	152
Zynerba Pharmaceuticals, Inc. (A)(B)	581	1,958
		24,843,360
		94,973,482
Industrials – 8.4%
Aerospace and defense – 1.7%
AAR Corp.	757	15,647
Aerojet Rocketdyne Holdings, Inc. (A)(B)	1,656	65,644
AeroVironment, Inc. (A)	512	40,771
Applied Energetics, Inc. (A)	2,078	608
Astronics Corp. (A)	623	6,579
Axon Enterprise, Inc. (A)	1,246	122,270
BWX Technologies, Inc.	2,006	113,620
Cubic Corp.	661	31,748
Curtiss-Wright Corp.	892	79,638
Ducommun, Inc. (A)	268	9,345
General Dynamics Corp.	6,029	901,094
HEICO Corp., Class A	2,801	227,553
Hexcel Corp. (B)	1,762	79,678
Howmet Aerospace, Inc.	9,105	144,314
Huntington Ingalls Industries, Inc.	853	148,840
Innovative Solutions & Support, Inc. (A)	23	115
Kratos Defense & Security Solutions, Inc. (A)	2,288	35,761
L3Harris Technologies, Inc.	4,608	781,839
Lockheed Martin Corp.	5,878	2,145,000
Maxar Technologies, Inc.	1,313	23,581
Mercury Systems, Inc. (A)	1,164	91,560
Moog, Inc., Class A	733	38,834
National Presto Industries, Inc.	169	14,769
Northrop Grumman Corp.	3,512	1,079,729
Park Aerospace Corp.	561	6,250
Parsons Corp. (A)	2,091	75,778
Raytheon Technologies Corp.	31,525	1,942,571
Spirit AeroSystems Holdings, Inc., Class A	2,171	51,974
Teledyne Technologies, Inc. (A)	761	236,633
Textron, Inc.	4,772	157,047
The Boeing Company	11,733	2,150,659
TransDigm Group, Inc.	1,116	493,328
Triumph Group, Inc.	1,030	9,280
Vectrus, Inc. (A)	262	12,872
		11,334,929
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	1,293	28,795
Atlas Air Worldwide Holdings, Inc. (A)	480	20,654
C.H. Robinson Worldwide, Inc. (B)	2,831	223,819
Echo Global Logistics, Inc. (A)	631	13,642
Expeditors International of Washington, Inc.	3,392	257,928
FedEx Corp.	5,449	764,059

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Forward Air Corp.	636	$31,686
Hub Group, Inc., Class A (A)	749	35,847
United Parcel Service, Inc., Class B	17,894	1,989,455
XPO Logistics, Inc. (A)	1,938	149,711
		3,515,596
Airlines – 0.2%
Alaska Air Group, Inc. (B)	2,510	91,013
Allegiant Travel Company	324	35,384
American Airlines Group, Inc. (B)	9,162	119,747
Delta Air Lines, Inc.	13,497	378,591
Hawaiian Holdings, Inc.	993	13,942
JetBlue Airways Corp. (A)	6,077	66,239
Mesa Air Group, Inc. (A)	734	2,525
SkyWest, Inc.	1,002	32,685
Southwest Airlines Company	10,995	375,809
Spirit Airlines, Inc. (A)(B)	1,446	25,739
United Airlines Holdings, Inc. (A)(B)	5,285	182,914
		1,324,588
Building products – 0.4%
A. O. Smith Corp. (B)	3,408	160,585
AAON, Inc. (B)	1,098	59,610
Advanced Drainage Systems, Inc. (B)	1,309	64,665
American Woodmark Corp. (A)	361	27,310
Apogee Enterprises, Inc.	604	13,916
Armstrong Flooring, Inc. (A)	34	102
Armstrong World Industries, Inc.	1,009	78,662
Builders FirstSource, Inc. (A)	2,442	50,549
Carrier Global Corp.	17,979	399,493
Cornerstone Building Brands, Inc. (A)	2,840	17,210
CSW Industrials, Inc.	335	23,152
Fortune Brands Home & Security, Inc.	2,903	185,589
Gibraltar Industries, Inc. (A)	685	32,887
Griffon Corp.	1,054	19,520
Insteel Industries, Inc.	463	8,829
JELD-WEN Holding, Inc. (A)	2,148	34,604
Johnson Controls International PLC	19,266	657,741
Lennox International, Inc. (B)	798	185,926
Masco Corp.	5,915	296,992
Owens Corning	2,266	126,352
Patrick Industries, Inc.	506	30,993
PGT Innovations, Inc. (A)	1,295	20,306
Quanex Building Products Corp.	554	7,690
Resideo Technologies, Inc. (A)	2,645	30,999
Simpson Manufacturing Company, Inc. (B)	929	78,370
Trex Company, Inc. (A)	1,222	158,946
UFP Industries, Inc.	1,297	64,214
		2,835,212
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,396	50,675
ACCO Brands Corp.	2,109	14,974
ADT, Inc.	15,587	124,384
Advanced Disposal Services, Inc. (A)	1,905	57,474
Aqua Metals, Inc. (A)	338	473
Brady Corp., Class A	1,122	52,532
BrightView Holdings, Inc. (A)	2,250	25,200
Casella Waste Systems, Inc., Class A (A)	1,031	53,736
CECO Environmental Corp. (A)	931	6,135
Charah Solutions, Inc. (A)	158	502
Cintas Corp.	2,141	570,277
Civeo Corp. (A)	3,042	1,875
Clean Harbors, Inc. (A)	1,183	70,956
Copart, Inc. (A)	4,818	401,195
Covanta Holding Corp.	2,894	27,753
Deluxe Corp.	899	21,162
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Ennis, Inc.	594	$10,775
Harsco Corp. (A)	1,720	23,237
Healthcare Services Group, Inc.	1,587	38,818
Heritage-Crystal Clean, Inc. (A)	532	9,289
Herman Miller, Inc.	1,134	26,774
HNI Corp.	909	27,788
Hudson Technologies, Inc. (A)	121	122
IAA, Inc. (A)(B)	2,793	107,726
Interface, Inc.	1,246	10,142
KAR Auction Services, Inc.	2,713	37,331
Kimball International, Inc., Class B	828	9,572
Knoll, Inc.	1,051	12,812
Matthews International Corp., Class A	695	13,275
McGrath RentCorp	513	27,707
Mobile Mini, Inc.	943	27,819
MSA Safety, Inc.	810	92,696
NL Industries, Inc.	1,371	4,675
Odyssey Marine Exploration, Inc. (A)	70	327
Perma-Fix Environmental Services, Inc. (A)	49	313
PICO Holdings, Inc. (A)	659	5,555
Pitney Bowes, Inc.	3,630	9,438
Quad/Graphics, Inc.	1,350	4,388
Republic Services, Inc.	6,655	546,043
Rollins, Inc.	6,834	289,693
RR Donnelley & Sons Company	1,850	2,202
SP Plus Corp. (A)	517	10,707
Steelcase, Inc., Class A	2,479	29,897
Stericycle, Inc. (A)	1,924	107,706
Swisher Hygiene, Inc. (A)(C)	450	0
Team, Inc. (A)	728	4,055
Tetra Tech, Inc.	1,153	91,225
The Brink's Company	1,052	47,877
UniFirst Corp.	395	70,685
US Ecology, Inc.	492	16,669
Viad Corp.	446	8,483
VSE Corp.	270	8,475
Waste Management, Inc.	8,848	937,092
		4,150,691
Construction and engineering – 0.2%
AECOM (A)	3,302	124,089
Aegion Corp. (A)	753	11,950
Ameresco, Inc., Class A (A)	1,046	29,058
Arcosa, Inc.	1,015	42,833
Argan, Inc.	361	17,104
Comfort Systems USA, Inc.	770	31,378
Construction Partners, Inc., Class A (A)	1,162	20,637
Dycom Industries, Inc. (A)	667	27,274
EMCOR Group, Inc.	1,127	74,540
Fluor Corp.	3,029	36,590
Granite Construction, Inc.	1,014	19,408
Great Lakes Dredge & Dock Corp. (A)	1,462	13,538
HC2 Holdings, Inc. (A)	600	2,004
IES Holdings, Inc. (A)	485	11,237
Jacobs Engineering Group, Inc.	2,772	235,066
MasTec, Inc. (A)(B)	1,596	71,613
MYR Group, Inc. (A)	381	12,158
Northwest Pipe Company (A)	252	6,318
Orion Group Holdings, Inc. (A)	985	3,093
Primoris Services Corp.	1,046	18,577
Quanta Services, Inc.	2,960	116,121
Sterling Construction Company, Inc. (A)	650	6,806
Tutor Perini Corp. (A)	1,152	14,031
Valmont Industries, Inc.	454	51,583

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
WillScot Corp. (A)	2,500	$30,725
		1,027,731
Electrical equipment – 0.5%
Acuity Brands, Inc.	835	79,943
Allied Motion Technologies, Inc.	222	7,837
American Superconductor Corp. (A)	626	5,089
AMETEK, Inc.	4,757	425,133
Atkore International Group, Inc. (A)	995	27,213
AZZ, Inc.	556	19,082
Babcock & Wilcox Enterprises, Inc. (A)	755	1,721
Bloom Energy Corp., Class A (A)(B)	2,529	27,516
Eaton Corp. PLC	8,609	753,115
Emerson Electric Company	12,690	787,161
Encore Wire Corp.	450	21,969
Energous Corp. (A)	275	776
EnerSys	886	57,041
FuelCell Energy, Inc. (A)(B)	3,886	8,782
GrafTech International, Ltd.	5,975	47,681
Hubbell, Inc.	1,122	140,654
LSI Industries, Inc.	53	343
nVent Electric PLC	3,539	66,285
Orion Energy Systems, Inc. (A)	438	1,515
Plug Power, Inc. (A)(B)	6,157	50,549
Powell Industries, Inc.	287	7,861
Preformed Line Products Company	126	6,301
Regal Beloit Corp.	864	75,444
Rockwell Automation, Inc.	2,406	512,478
Sunrun, Inc. (A)	2,507	49,438
Thermon Group Holdings, Inc. (A)	751	10,942
TPI Composites, Inc. (A)	781	18,252
Vicor Corp. (A)(B)	865	62,237
Vivint Solar, Inc. (A)	2,705	26,780
		3,299,138
Industrial conglomerates – 0.9%
3M Company	11,986	1,869,696
Carlisle Companies, Inc.	1,146	137,142
General Electric Company	182,160	1,244,153
Honeywell International, Inc.	14,885	2,152,222
Icahn Enterprises LP	4,276	207,343
Raven Industries, Inc.	807	17,359
Roper Technologies, Inc.	2,167	841,359
		6,469,274
Machinery – 1.6%
AGCO Corp.	1,596	88,514
Alamo Group, Inc.	239	24,531
Albany International Corp., Class A	680	39,923
Allison Transmission Holdings, Inc.	2,485	91,398
Altra Industrial Motion Corp.	1,367	43,553
Astec Industries, Inc.	516	23,896
Barnes Group, Inc.	1,066	42,171
Briggs & Stratton Corp. (B)	970	1,271
Caterpillar, Inc.	11,527	1,458,166
Chart Industries, Inc. (A)	759	36,804
CIRCOR International, Inc. (A)	461	11,746
Colfax Corp. (A)(B)	2,476	69,080
Columbus McKinnon Corp.	532	17,795
Commercial Vehicle Group, Inc. (A)	856	2,474
Crane Company	1,253	74,503
Cummins, Inc.	3,190	552,699
Deere & Company	6,569	1,032,318
Donaldson Company, Inc.	2,645	123,045
Douglas Dynamics, Inc.	435	15,277
Dover Corp.	3,020	291,611
Energy Recovery, Inc. (A)	1,268	9,630
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Enerpac Tool Group Corp.	1,293	$22,757
EnPro Industries, Inc.	467	23,018
ESCO Technologies, Inc.	542	45,815
Evoqua Water Technologies Corp. (A)	2,421	45,031
Federal Signal Corp.	1,279	38,025
Flowserve Corp.	2,742	78,202
Fortive Corp.	6,996	473,349
Franklin Electric Company, Inc.	987	51,837
Gates Industrial Corp. PLC (A)	6,148	63,201
Gencor Industries, Inc. (A)	428	5,410
Graco, Inc.	3,387	162,542
Graham Corp.	310	3,949
Helios Technologies, Inc.	706	26,299
Hillenbrand, Inc.	1,583	42,852
Hurco Companies, Inc.	183	5,119
Hyster-Yale Materials Handling, Inc.	296	11,443
IDEX Corp.	1,569	247,965
Illinois Tool Works, Inc.	6,688	1,169,397
Ingersoll Rand, Inc. (A)	4,302	120,972
ITT, Inc.	1,833	107,670
John Bean Technologies Corp. (B)	667	57,375
Kadant, Inc.	213	21,228
Kennametal, Inc.	1,782	51,161
LB Foster Company, Class A (A)	298	3,805
Lincoln Electric Holdings, Inc.	1,278	107,659
Lindsay Corp.	240	22,130
Lydall, Inc. (A)	434	5,885
Mayville Engineering Company, Inc. (A)	522	4,124
Meritor, Inc. (A)	1,632	32,314
Miller Industries, Inc.	293	8,723
Mueller Industries, Inc.	1,297	34,474
Mueller Water Products, Inc., Class A	3,339	31,487
Navistar International Corp. (A)	2,092	58,994
NN, Inc.	766	3,631
Nordson Corp.	1,180	223,858
Omega Flex, Inc.	223	23,593
Oshkosh Corp.	1,434	102,703
Otis Worldwide Corp.	8,989	511,115
PACCAR, Inc.	7,208	539,519
Parker-Hannifin Corp.	2,676	490,431
Park-Ohio Holdings Corp.	316	5,242
Proto Labs, Inc. (A)(B)	565	63,546
RBC Bearings, Inc. (A)(B)	524	70,237
REV Group, Inc.	1,210	7,381
Rexnord Corp.	2,363	68,881
Snap-on, Inc.	1,094	151,530
SPX Corp. (A)	948	39,010
SPX FLOW, Inc. (A)	923	34,557
Standex International Corp.	280	16,114
Stanley Black & Decker, Inc.	3,164	440,998
Tennant Company	380	24,704
Terex Corp.	1,554	29,169
The Eastern Company	202	3,610
The ExOne Company (A)	89	761
The Gorman-Rupp Company	603	18,741
The Greenbrier Companies, Inc.	586	13,332
The Manitowoc Company, Inc. (A)	864	9,400
The Middleby Corp. (A)(B)	1,172	92,518
The Shyft Group, Inc.	809	13,624
The Timken Company	1,583	72,011
The Toro Company	2,191	145,351
Titan International, Inc.	1,677	2,448
TriMas Corp. (A)	1,035	24,788
Trinity Industries, Inc. (B)	2,605	55,460
Twin Disc, Inc. (A)	354	1,961

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Wabash National Corp.	1,110	$11,788
Wabtec Corp.	4,004	230,510
Watts Water Technologies, Inc., Class A (B)	714	57,834
Welbilt, Inc. (A)	2,974	18,112
Woodward, Inc.	1,298	100,660
Xylem, Inc.	3,751	243,665
		11,197,410
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)(B)	1,931	4,229
Kirby Corp. (A)	1,269	67,968
Matson, Inc.	933	27,150
		99,347
Professional services – 0.4%
Acacia Research Corp. (A)	1,686	6,896
ASGN, Inc. (A)	1,106	73,748
Barrett Business Services, Inc.	173	9,191
CBIZ, Inc. (A)	1,144	27,422
CoreLogic, Inc.	1,659	111,518
CoStar Group, Inc. (A)	763	542,241
CRA International, Inc.	188	7,426
Equifax, Inc.	2,524	433,825
Exponent, Inc.	1,082	87,566
Forrester Research, Inc. (A)	420	13,457
Franklin Covey Company (A)	341	7,297
FTI Consulting, Inc. (A)	782	89,578
Heidrick & Struggles International, Inc.	459	9,924
Huron Consulting Group, Inc. (A)	481	21,284
ICF International, Inc.	392	25,413
InnerWorkings, Inc. (A)	1,440	1,901
Insperity, Inc.	843	54,567
Kelly Services, Inc., Class A	813	12,858
Kforce, Inc.	509	14,888
Korn Ferry	1,163	35,739
ManpowerGroup, Inc.	1,229	84,494
Mastech Digital, Inc. (A)	89	2,308
Mistras Group, Inc. (A)	754	2,978
Red Violet, Inc. (A)	140	2,470
Rekor Systems, Inc. (A)	270	1,080
Resources Connection, Inc.	781	9,349
Robert Half International, Inc.	2,452	129,539
TransUnion	3,927	341,806
TriNet Group, Inc. (A)(B)	1,465	89,277
TrueBlue, Inc. (A)	816	12,460
Upwork, Inc. (A)	2,419	34,930
Verisk Analytics, Inc.	3,416	581,403
Willdan Group, Inc. (A)	264	6,603
		2,885,436
Road and rail – 1.1%
AMERCO	390	117,854
ArcBest Corp.	604	16,012
Avis Budget Group, Inc. (A)	1,553	35,548
Covenant Transportation Group, Inc., Class A (A)	501	7,229
CSX Corp.	16,220	1,131,183
Daseke, Inc. (A)	1,184	4,653
Heartland Express, Inc.	1,853	38,579
Hertz Global Holdings, Inc. (A)(B)	3,014	4,250
HyreCar, Inc. (A)	175	513
J.B. Hunt Transport Services, Inc.	2,186	263,063
Kansas City Southern	2,068	308,732
Knight-Swift Transportation Holdings, Inc. (B)	3,604	150,323
Landstar System, Inc.	714	80,189
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Lyft, Inc., Class A (A)(B)	6,240	$205,982
Marten Transport, Ltd.	1,111	27,953
Norfolk Southern Corp.	5,438	954,750
Old Dominion Freight Line, Inc.	2,446	414,817
P.A.M. Transportation Services, Inc. (A)	163	5,012
Roadrunner Transportation Systems, Inc. (A)	897	2,072
Ryder System, Inc.	1,136	42,611
Saia, Inc. (A)	560	62,261
Schneider National, Inc., Class B	3,821	94,264
Uber Technologies, Inc. (A)	35,600	1,106,448
Union Pacific Corp.	14,468	2,446,105
Universal Logistics Holdings, Inc.	647	11,245
Werner Enterprises, Inc.	1,462	63,641
YRC Worldwide, Inc. (A)(B)	513	949
		7,596,238
Trading companies and distributors – 0.3%
Air Lease Corp. (B)	2,357	69,037
Applied Industrial Technologies, Inc.	808	50,411
Beacon Roofing Supply, Inc. (A)	1,448	38,184
BlueLinx Holdings, Inc. (A)	138	1,183
BMC Stock Holdings, Inc. (A)	1,408	35,397
CAI International, Inc. (A)	399	6,647
DXP Enterprises, Inc. (A)	424	8,442
EVI Industries, Inc. (A)(B)	281	6,101
Fastenal Company	11,962	512,452
Fortress Transportation & Infrastructure Investors LLC	1,753	22,771
Foundation Building Materials, Inc. (A)	982	15,329
GATX Corp.	734	44,759
GMS, Inc. (A)	892	21,934
H&E Equipment Services, Inc.	706	13,047
HD Supply Holdings, Inc. (A)	3,459	119,854
Herc Holdings, Inc. (A)	600	18,438
Kaman Corp.	587	24,419
Lawson Products, Inc. (A)	105	3,387
MRC Global, Inc. (A)	1,913	11,306
MSC Industrial Direct Company, Inc., Class A	1,142	83,149
NOW, Inc. (A)	2,361	20,375
Rush Enterprises, Inc., Class A	785	32,546
SiteOne Landscape Supply, Inc. (A)	878	100,066
Systemax, Inc.	859	17,644
Textainer Group Holdings, Ltd. (A)	1,307	10,691
Titan Machinery, Inc. (A)	554	6,016
United Rentals, Inc. (A)	1,569	233,844
Univar Solutions, Inc. (A)	3,580	60,359
Veritiv Corp. (A)	416	7,055
W.W. Grainger, Inc.	1,121	352,173
Watsco, Inc.	784	139,317
WESCO International, Inc. (A)(B)	1,056	37,066
Willis Lease Finance Corp. (A)	124	3,011
		2,126,410
		57,862,000
Information technology – 26.0%
Communications equipment – 0.9%
Acacia Communications, Inc. (A)(B)	864	58,052
ADTRAN, Inc.	1,229	13,433
Applied Optoelectronics, Inc. (A)(B)	524	5,696
Arista Networks, Inc. (A)	1,595	334,998
CalAmp Corp. (A)	820	6,568
Calix, Inc. (A)	1,308	19,489
Cambium Networks Corp. (A)	638	4,696
Casa Systems, Inc. (A)	2,022	8,412

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Ciena Corp. (A)	3,228	$174,828
Cisco Systems, Inc.	88,417	4,123,769
Clearfield, Inc. (A)	398	5,556
CommScope Holding Company, Inc. (A)	4,134	34,436
Comtech Telecommunications Corp.	548	9,256
DASAN Zhone Solutions, Inc. (A)	566	5,054
Digi International, Inc. (A)	683	7,957
EchoStar Corp., Class A (A)	2,059	57,570
Extreme Networks, Inc. (A)	2,767	12,009
F5 Networks, Inc. (A)	1,266	176,582
Harmonic, Inc. (A)	2,084	9,899
Infinera Corp. (A)	3,517	20,821
Inseego Corp. (A)(B)	1,798	20,857
InterDigital, Inc.	665	37,659
Juniper Networks, Inc.	6,983	159,631
KVH Industries, Inc. (A)	504	4,501
Lumentum Holdings, Inc. (A)	1,617	131,672
Motorola Solutions, Inc.	3,551	497,602
NETGEAR, Inc. (A)	654	16,932
NetScout Systems, Inc. (A)	1,586	40,538
Plantronics, Inc.	893	13,109
Powerwave Technologies, Inc. (A)(C)	912	0
Resonant, Inc. (A)	781	1,820
Ribbon Communications, Inc. (A)	2,627	10,324
Ubiquiti, Inc. (B)	1,355	236,529
ViaSat, Inc. (A)	1,289	49,459
Viavi Solutions, Inc. (A)	4,848	61,764
		6,371,478
Electronic equipment, instruments and components – 0.7%
Akoustis Technologies, Inc. (A)(B)	872	7,229
Amphenol Corp., Class A	6,174	591,531
Arlo Technologies, Inc. (A)	1,497	3,862
Arrow Electronics, Inc. (A)	1,699	116,704
Avnet, Inc.	2,129	59,367
Badger Meter, Inc.	609	38,318
Bel Fuse, Inc., Class B	346	3,713
Belden, Inc.	915	29,783
Benchmark Electronics, Inc.	800	17,280
CDW Corp.	2,997	348,191
Cognex Corp.	3,577	213,618
Coherent, Inc. (A)	509	66,669
Corning, Inc.	16,061	415,980
CTS Corp.	670	13,427
Daktronics, Inc.	1,227	5,337
Dolby Laboratories, Inc., Class A	2,087	137,471
ePlus, Inc. (A)	286	20,214
FARO Technologies, Inc. (A)	391	20,958
Fitbit, Inc., Class A (A)	5,587	36,092
FLIR Systems, Inc.	2,804	113,758
II-VI, Inc. (A)	1,909	90,143
Insight Enterprises, Inc. (A)	738	36,310
Intellicheck, Inc. (A)	162	1,223
IPG Photonics Corp. (A)	1,111	178,193
Iteris, Inc. (A)	1,032	4,907
Itron, Inc. (A)	841	55,716
Jabil, Inc.	3,188	102,271
Keysight Technologies, Inc. (A)	3,913	394,352
Kimball Electronics, Inc. (A)	601	8,138
Knowles Corp. (A)	1,955	29,833
Littelfuse, Inc.	508	86,680
Luna Innovations, Inc. (A)	135	788
Methode Electronics, Inc.	804	25,133
MicroVision, Inc. (A)	664	903
MTS Systems Corp.	425	7,476
Napco Security Technologies, Inc. (A)	429	10,034
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
National Instruments Corp.	2,741	$106,104
Netlist, Inc. (A)	2,025	1,154
nLight, Inc. (A)	848	18,876
Novanta, Inc. (A)(B)	739	78,903
OSI Systems, Inc. (A)	385	28,736
PAR Technology Corp. (A)	370	11,074
PC Connection, Inc.	517	23,968
Plexus Corp. (A)	612	43,183
Powerfleet, Inc. (A)	111	513
Research Frontiers, Inc. (A)	131	532
Rogers Corp. (A)	393	48,968
Sanmina Corp. (A)	1,469	36,784
ScanSource, Inc. (A)	542	13,057
SYNNEX Corp.	1,067	127,795
Tech Data Corp. (A)(B)	739	107,081
Trimble, Inc. (A)	5,203	224,718
TTM Technologies, Inc. (A)	2,254	26,732
Vishay Intertechnology, Inc.	3,039	46,406
Vishay Precision Group, Inc. (A)	306	7,521
Zebra Technologies Corp., Class A (A)	1,129	288,968
		4,532,675
IT services – 5.1%
Akamai Technologies, Inc. (A)	3,364	360,251
Alliance Data Systems Corp.	959	43,270
Automatic Data Processing, Inc.	9,009	1,341,350
Black Knight, Inc. (A)	3,121	226,460
Booz Allen Hamilton Holding Corp. (B)	2,924	227,458
Brightcove, Inc. (A)	983	7,746
Broadridge Financial Solutions, Inc.	2,388	301,342
CACI International, Inc., Class A (A)	523	113,428
Cardtronics PLC, Class A (A)	953	22,853
Cass Information Systems, Inc.	256	9,992
Cognizant Technology Solutions Corp., Class A	11,410	648,316
Conduent, Inc. (A)	4,621	11,044
CSG Systems International, Inc.	691	28,600
DXC Technology Company	5,359	88,424
Endurance International Group Holdings, Inc. (A)	3,270	13,178
EPAM Systems, Inc. (A)	1,146	288,803
Euronet Worldwide, Inc. (A)	1,131	108,372
Evo Payments, Inc., Class A (A)	1,768	40,363
Exela Technologies, Inc. (A)	439	243
ExlService Holdings, Inc. (A)	712	45,141
Fastly, Inc., Class A (A)(B)	1,995	169,834
Fidelity National Information Services, Inc.	12,803	1,716,754
Fiserv, Inc. (A)	14,164	1,382,690
FleetCor Technologies, Inc. (A)	1,808	454,766
Gartner, Inc. (A)	1,864	226,159
Genpact, Ltd.	3,996	145,934
Global Payments, Inc.	6,268	1,063,178
GoDaddy, Inc., Class A (A)	3,593	263,475
GreenSky, Inc., Class A (A)	3,876	18,992
I3 Verticals, Inc., Class A (A)	606	18,332
IBM Corp.	18,449	2,228,086
Information Services Group, Inc. (A)	1,409	2,917
Jack Henry & Associates, Inc.	1,600	294,448
KBR, Inc.	2,986	67,334
Leidos Holdings, Inc.	2,952	276,514
Limelight Networks, Inc. (A)	2,664	19,607
LiveRamp Holdings, Inc. (A)	1,431	60,775
ManTech International Corp., Class A	840	57,532
Mastercard, Inc., Class A	21,028	6,217,980
MAXIMUS, Inc.	1,327	93,487

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
MoneyGram International, Inc. (A)	1,519	$4,876
MongoDB, Inc. (A)(B)	1,175	265,950
NIC, Inc.	1,395	32,029
Okta, Inc. (A)	2,436	487,760
Paychex, Inc.	7,449	564,262
PayPal Holdings, Inc. (A)	24,473	4,263,931
Paysign, Inc. (A)(B)	1,105	10,730
Perficient, Inc. (A)	713	25,511
Perspecta, Inc.	3,393	78,819
PRGX Global, Inc. (A)	47	221
Sabre Corp.	5,716	46,071
Science Applications International Corp.	1,206	93,682
ServiceSource International, Inc. (A)	2,601	4,110
Square, Inc., Class A (A)	8,963	940,577
StarTek, Inc. (A)	653	3,317
Switch, Inc., Class A	5,110	91,060
Sykes Enterprises, Inc. (A)	904	25,005
The Hackett Group, Inc.	696	9,424
The Western Union Company (B)	8,741	188,980
TTEC Holdings, Inc.	986	45,908
Twilio, Inc., Class A (A)	2,862	627,980
Unisys Corp. (A)	1,343	14,652
VeriSign, Inc. (A)	2,442	505,079
Verra Mobility Corp. (A)	3,363	34,572
Virtusa Corp. (A)	634	20,586
Visa, Inc., Class A	41,048	7,929,242
WEX, Inc. (A)	903	149,004
		35,168,766
Semiconductors and semiconductor equipment – 4.2%
ACM Research, Inc., Class A (A)	406	25,318
Advanced Energy Industries, Inc. (A)	809	54,842
Advanced Micro Devices, Inc. (A)	23,222	1,221,709
Alpha & Omega Semiconductor, Ltd. (A)	622	6,767
Ambarella, Inc. (A)	706	32,335
Amkor Technology, Inc. (A)(B)	5,075	62,473
Analog Devices, Inc.	7,674	941,139
Applied Materials, Inc.	19,261	1,164,327
Atomera, Inc. (A)	385	3,465
Axcelis Technologies, Inc. (A)	734	20,442
AXT, Inc. (A)	135	643
Broadcom, Inc.	8,266	2,608,832
Brooks Automation, Inc.	1,532	67,776
Cabot Microelectronics Corp.	612	85,398
CEVA, Inc. (A)	512	19,159
Cirrus Logic, Inc. (A)	1,209	74,692
Cohu, Inc.	925	16,040
Cree, Inc. (A)(B)	2,258	133,651
CyberOptics Corp. (A)	12	387
Diodes, Inc. (A)	1,072	54,350
DSP Group, Inc. (A)	596	9,464
Enphase Energy, Inc. (A)	2,514	119,591
Entegris, Inc. (B)	2,799	165,281
Everspin Technologies, Inc. (A)	103	723
First Solar, Inc. (A)(B)	2,209	109,346
FormFactor, Inc. (A)	1,518	44,523
GSI Technology, Inc. (A)	205	1,472
Ichor Holdings, Ltd. (A)	384	10,207
Impinj, Inc. (A)	486	13,350
Inphi Corp. (A)	960	112,800
Intel Corp.	90,661	5,424,248
KLA Corp.	3,289	639,645
Kulicke & Soffa Industries, Inc.	1,405	29,266
Lam Research Corp.	3,023	977,820
Lattice Semiconductor Corp. (A)	2,843	80,713
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology Solutions Holdings, Inc. (A)	1,335	$45,857
Marvell Technology Group, Ltd.	14,013	491,296
Maxim Integrated Products, Inc.	5,628	341,113
MaxLinear, Inc. (A)	1,515	32,512
Microchip Technology, Inc.	4,982	524,654
Micron Technology, Inc. (A)	23,106	1,190,421
MKS Instruments, Inc.	1,142	129,320
Monolithic Power Systems, Inc.	906	214,722
NeoPhotonics Corp. (A)	1,119	9,937
NVE Corp.	120	7,420
NVIDIA Corp.	12,757	4,846,512
ON Semiconductor Corp. (A)	8,589	170,234
Onto Innovation, Inc. (A)	982	33,427
PDF Solutions, Inc. (A)	745	14,572
Photronics, Inc. (A)	1,478	16,450
Pixelworks, Inc. (A)	1,060	3,424
Power Integrations, Inc.	616	72,768
Qorvo, Inc. (A)	2,425	268,035
QUALCOMM, Inc.	23,805	2,171,254
Rambus, Inc. (A)	2,420	36,784
Rubicon Technology, Inc. (A)	161	1,291
Semtech Corp. (A)	1,393	72,742
Silicon Laboratories, Inc. (A)	910	91,246
SiTime Corp. (A)	232	10,999
Skyworks Solutions, Inc.	3,552	454,159
SMART Global Holdings, Inc. (A)	535	14,541
SunPower Corp. (A)	3,285	25,163
Synaptics, Inc. (A)	681	40,942
Teradyne, Inc.	3,501	295,870
Texas Instruments, Inc.	19,475	2,472,741
Ultra Clean Holdings, Inc. (A)	883	19,982
Universal Display Corp.	985	147,376
Veeco Instruments, Inc. (A)	1,119	15,095
Xilinx, Inc.	5,244	515,957
		29,131,010
Software – 9.8%
2U, Inc. (A)	1,345	51,056
8x8, Inc. (A)	2,122	33,952
A10 Networks, Inc. (A)	1,809	12,319
ACI Worldwide, Inc. (A)	2,427	65,505
Adobe, Inc. (A)	10,087	4,390,972
Agilysys, Inc. (A)	564	10,118
Alarm.com Holdings, Inc. (A)	1,025	66,430
Altair Engineering, Inc., Class A (A)(B)	1,540	61,215
Alteryx, Inc., Class A (A)(B)	1,359	223,257
American Software, Inc., Class A	679	10,701
Anaplan, Inc. (A)	2,761	125,101
ANSYS, Inc. (A)	1,783	520,155
Appfolio, Inc., Class A (A)	718	116,826
Appian Corp. (A)(B)	1,411	72,314
Aspen Technology, Inc. (A)	1,425	147,644
Autodesk, Inc. (A)	4,587	1,097,165
Avalara, Inc. (A)	1,613	214,674
Avaya Holdings Corp. (A)	2,155	26,636
Benefitfocus, Inc. (A)	722	7,769
Bill.Com Holdings, Inc. (A)	1,427	128,730
Blackbaud, Inc.	1,029	58,735
Blackline, Inc. (A)	1,170	97,005
Bottomline Technologies DE, Inc. (A)	930	47,216
Box, Inc., Class A (A)	3,163	65,664
Cadence Design Systems, Inc. (A)	5,848	561,174
CDK Global, Inc.	2,527	104,668
Cerence, Inc. (A)	788	32,182
Ceridian HCM Holding, Inc. (A)	3,010	238,603

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ChannelAdvisor Corp. (A)	697	$11,040
Citrix Systems, Inc.	2,709	400,688
Cloudera, Inc. (A)(B)	5,998	76,295
Cloudflare, Inc., Class A (A)(B)	6,057	217,749
CommVault Systems, Inc. (A)	969	37,500
Cornerstone OnDemand, Inc. (A)	1,274	49,125
Coupa Software, Inc. (A)	1,333	369,294
Crowdstrike Holdings, Inc., Class A (A)	4,295	430,746
Datadog, Inc., Class A (A)(B)	6,166	536,134
Digimarc Corp. (A)	294	4,701
DocuSign, Inc. (A)	3,744	644,754
Domo, Inc., Class B (A)	622	20,010
Dropbox, Inc., Class A (A)	8,678	188,920
Dynatrace, Inc. (A)	5,749	233,409
Ebix, Inc.	651	14,556
eGain Corp. (A)	755	8,388
Envestnet, Inc. (A)	1,101	80,968
Everbridge, Inc. (A)(B)	708	97,959
Fair Isaac Corp. (A)	603	252,078
FireEye, Inc. (A)(B)	4,573	55,676
Five9, Inc. (A)	1,276	141,215
ForeScout Technologies, Inc. (A)	1,008	21,370
Fortinet, Inc. (A)	3,570	490,054
GlobalSCAPE, Inc.	457	4,456
Guidewire Software, Inc. (A)	1,721	190,773
HubSpot, Inc. (A)	893	200,345
Intelligent Systems Corp. (A)	199	6,782
Intuit, Inc.	5,422	1,605,942
j2 Global, Inc. (A)	989	62,515
LivePerson, Inc. (A)(B)	1,406	58,251
LogMeIn, Inc.	1,019	86,381
Manhattan Associates, Inc. (A)	1,337	125,945
Medallia, Inc. (A)(B)	2,506	63,251
Microsoft Corp.	158,996	32,357,276
MicroStrategy, Inc., Class A (A)	221	26,142
Mitek Systems, Inc. (A)	911	8,755
MobileIron, Inc. (A)	2,654	13,084
Model N, Inc. (A)	719	24,992
New Relic, Inc. (A)	1,234	85,023
NortonLifeLock, Inc.	13,051	258,801
Nuance Communications, Inc. (A)	5,919	149,780
Nutanix, Inc., Class A (A)	3,956	93,777
OneSpan, Inc. (A)	910	25,416
Oracle Corp.	68,391	3,779,971
PagerDuty, Inc. (A)	1,640	46,937
Palo Alto Networks, Inc. (A)(B)	2,041	468,756
Pareteum Corp. (A)	1,711	1,061
Paycom Software, Inc. (A)	1,218	377,251
Paylocity Holding Corp. (A)	1,121	163,543
Pegasystems, Inc.	1,661	168,043
Ping Identity Holding Corp. (A)(B)	1,506	48,328
Pluralsight, Inc., Class A (A)(B)	2,973	53,663
Progress Software Corp.	952	36,890
Proofpoint, Inc. (A)(B)	1,180	131,122
PROS Holdings, Inc. (A)	881	39,143
PTC, Inc. (A)	2,421	188,330
Q2 Holdings, Inc. (A)	1,009	86,562
Qualys, Inc. (A)(B)	812	84,464
Rapid7, Inc. (A)	1,045	53,316
RealPage, Inc. (A)(B)	1,984	128,980
Rimini Street, Inc. (A)	1,519	7,823
RingCentral, Inc., Class A (A)	1,564	445,756
Riot Blockchain, Inc. (A)	133	295
Rosetta Stone, Inc. (A)	455	7,671
SailPoint Technologies Holdings, Inc. (A)	1,899	50,267
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (A)	18,487	$3,463,170
Seachange International, Inc. (A)	312	471
SecureWorks Corp., Class A (A)	1,619	18,505
ServiceNow, Inc. (A)	3,931	1,592,291
SharpSpring, Inc. (A)	74	650
ShotSpotter, Inc. (A)	262	6,602
Slack Technologies, Inc., Class A (A)(B)	11,350	352,872
Smartsheet, Inc., Class A (A)	2,404	122,412
Smith Micro Software, Inc. (A)	408	1,820
SolarWinds Corp. (A)(B)	6,524	115,279
Splunk, Inc. (A)	3,253	646,371
Sprout Social, Inc., Class A (A)	881	23,787
SPS Commerce, Inc. (A)	728	54,687
SS&C Technologies Holdings, Inc.	5,271	297,706
SVMK, Inc. (A)	2,843	66,924
Synchronoss Technologies, Inc. (A)	1,177	4,155
Synopsys, Inc. (A)	3,131	610,545
Telenav, Inc. (A)	1,183	6,495
Tenable Holdings, Inc. (A)	2,078	61,945
Teradata Corp. (A)	2,393	49,774
The Trade Desk, Inc., Class A (A)(B)	942	382,923
Tyler Technologies, Inc. (A)	811	281,320
Upland Software, Inc. (A)	553	19,222
Varonis Systems, Inc. (A)(B)	646	57,158
Verint Systems, Inc. (A)(B)	1,399	63,207
Veritone, Inc. (A)	355	5,275
VirnetX Holding Corp.	1,593	10,355
VMware, Inc., Class A (A)(B)	8,516	1,318,788
Workday, Inc., Class A (A)	4,796	898,579
Workiva, Inc. (A)	982	52,527
Xperi Holding Corp.	2,308	34,066
Yext, Inc. (A)	2,432	40,396
Zendesk, Inc. (A)	2,343	207,426
Zix Corp. (A)	1,285	8,867
Zoom Video Communications, Inc., Class A (A)	5,706	1,446,699
Zscaler, Inc. (A)(B)	2,677	293,132
Zuora, Inc., Class A (A)	2,388	30,447
		67,433,122
Technology hardware, storage and peripherals – 5.3%
3D Systems Corp. (A)	2,572	17,978
Apple, Inc.	92,613	33,785,173
AstroNova, Inc.	233	1,855
Avid Technology, Inc. (A)	1,003	7,292
Dell Technologies, Inc., Class C (A)	15,102	829,704
Diebold Nixdorf, Inc. (A)	1,715	10,393
Eastman Kodak Company (A)	667	1,487
Hewlett Packard Enterprise Company	27,021	262,914
HP, Inc.	30,899	538,570
Immersion Corp. (A)	809	5,040
Intevac, Inc. (A)	745	4,068
NCR Corp. (A)	2,675	46,331
NetApp, Inc.	4,771	211,689
Pure Storage, Inc., Class A (A)	5,381	93,253
Western Digital Corp.	6,210	274,172
Xerox Holdings Corp.	4,522	69,141
		36,159,060
		178,796,111
Materials – 2.2%
Chemicals – 1.3%
Advanced Emissions Solutions, Inc.	7	34
AdvanSix, Inc. (A)	524	6,152
Air Products & Chemicals, Inc.	4,592	1,108,784
Albemarle Corp. (B)	2,218	171,252

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
American Vanguard Corp.	728	$10,017
Amyris, Inc. (A)(B)	2,008	8,574
Ashland Global Holdings, Inc.	1,269	87,688
Axalta Coating Systems, Ltd. (A)	4,916	110,856
Balchem Corp.	681	64,600
Cabot Corp.	1,218	45,127
Celanese Corp.	2,524	217,922
CF Industries Holdings, Inc.	4,552	128,093
Chase Corp.	194	19,885
Ciner Resources LP	434	5,534
Corteva, Inc.	15,630	418,728
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	15,484	631,128
DuPont de Nemours, Inc.	15,459	821,337
Eastman Chemical Company	2,842	197,917
Ecolab, Inc.	6,006	1,194,894
Ferro Corp. (A)	1,770	21,134
Flotek Industries, Inc. (A)	796	955
FMC Corp.	2,710	269,970
FutureFuel Corp.	1,090	13,026
GCP Applied Technologies, Inc. (A)	1,572	29,208
Hawkins, Inc.	266	11,326
HB Fuller Company	1,076	47,990
Huntsman Corp.	4,750	85,358
Ingevity Corp. (A)	884	46,472
Innospec, Inc.	517	39,938
International Flavors & Fragrances, Inc. (B)	2,226	272,596
Intrepid Potash, Inc. (A)	3,457	3,422
Koppers Holdings, Inc. (A)	482	9,081
Kraton Corp. (A)	660	11,405
Kronos Worldwide, Inc.	2,526	26,296
Livent Corp. (A)	3,162	19,478
LSB Industries, Inc. (A)	308	357
Marrone Bio Innovations, Inc. (A)	3,996	4,675
Minerals Technologies, Inc.	783	36,746
NewMarket Corp.	224	89,708
Olin Corp.	3,408	39,158
PolyOne Corp.	1,723	45,194
PPG Industries, Inc.	4,929	522,770
PQ Group Holdings, Inc. (A)	2,904	38,449
Quaker Chemical Corp. (B)	313	58,108
Rayonier Advanced Materials, Inc.	1,194	3,355
RPM International, Inc.	2,710	203,413
Sensient Technologies Corp.	887	46,266
Stepan Company	476	46,220
The Chemours Company	3,379	51,868
The Mosaic Company	7,960	99,580
The Scotts Miracle-Gro Company	1,167	156,926
The Sherwin-Williams Company	1,923	1,111,206
Trecora Resources (A)	757	4,746
Tredegar Corp.	832	12,813
Trinseo SA	852	18,880
Valhi, Inc.	660	6,917
Valvoline, Inc.	3,938	76,122
W.R. Grace & Company	1,393	70,778
Westlake Chemical Corp. (B)	2,693	144,479
Westlake Chemical Partners LP	799	15,133
		9,060,239
Construction materials – 0.1%
Eagle Materials, Inc.	865	60,740
Forterra, Inc. (A)	1,414	15,780
Martin Marietta Materials, Inc.	1,300	268,541
Summit Materials, Inc., Class A (A)	2,396	38,528
U.S. Concrete, Inc. (A)	374	9,275
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
United States Lime & Minerals, Inc.	134	$11,315
Vulcan Materials Company	2,752	318,819
		722,998
Containers and packaging – 0.3%
AptarGroup, Inc.	1,305	146,134
Avery Dennison Corp.	1,742	198,745
Ball Corp.	6,890	478,786
Berry Global Group, Inc. (A)	2,763	122,456
Crown Holdings, Inc. (A)	2,887	188,030
Graphic Packaging Holding Company	6,094	85,255
Greif, Inc., Class A	1,049	36,096
International Paper Company	8,191	288,405
Myers Industries, Inc.	844	12,280
O-I Glass, Inc.	3,338	29,975
Packaging Corp. of America	1,979	197,504
Sealed Air Corp.	3,234	106,237
Silgan Holdings, Inc.	2,253	72,975
Sonoco Products Company	2,017	105,469
UFP Technologies, Inc. (A)	81	3,569
Westrock Company	5,408	152,830
		2,224,746
Metals and mining – 0.5%
Alcoa Corp. (A)	4,059	45,623
Allegheny Technologies, Inc. (A)	2,687	27,381
Arconic Corp. (A)	2,276	31,705
Carpenter Technology Corp.	1,071	26,004
Century Aluminum Company (A)	2,194	15,643
Cleveland-Cliffs, Inc. (B)	8,361	46,153
Coeur Mining, Inc. (A)	5,000	25,400
Commercial Metals Company	2,612	53,285
Compass Minerals International, Inc.	766	37,343
Contura Energy, Inc. (A)	390	1,186
Freeport-McMoRan, Inc.	30,513	353,035
Friedman Industries, Inc.	13	66
General Moly, Inc. (A)	4,421	888
Haynes International, Inc.	334	7,802
Hecla Mining Company	10,978	35,898
Kaiser Aluminum Corp.	367	27,019
Materion Corp.	423	26,010
Newmont Corp.	17,170	1,060,076
Nucor Corp.	6,446	266,929
Olympic Steel, Inc.	344	4,042
Ramaco Resources, Inc. (A)	924	1,977
Rare Element Resources, Ltd. (A)	2,635	2,319
Reliance Steel & Aluminum Company	1,427	135,465
Royal Gold, Inc.	1,406	174,794
Ryerson Holding Corp. (A)	938	5,281
Schnitzer Steel Industries, Inc., Class A	654	11,537
Silver Bull Resources, Inc. (A)	13,052	914
Solitario Zinc Corp. (A)	2,505	789
Southern Copper Corp. (B)	16,320	649,046
Steel Dynamics, Inc.	4,698	122,571
SunCoke Energy, Inc.	2,119	6,272
TimkenSteel Corp. (A)	1,209	4,703
United States Steel Corp. (B)	3,560	25,703
Universal Stainless & Alloy Products, Inc. (A)	144	1,238
Warrior Met Coal, Inc.	968	14,898
Worthington Industries, Inc.	1,259	46,961
		3,295,956
Paper and forest products – 0.0%
Boise Cascade Company	849	31,931
Clearwater Paper Corp. (A)	390	14,091
Louisiana-Pacific Corp.	2,491	63,894

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Neenah, Inc.	345	$17,064
P.H. Glatfelter Company	999	16,034
Schweitzer-Mauduit International, Inc.	627	20,948
Verso Corp., Class A	768	9,185
		173,147
		15,477,086
Real estate – 3.3%
Equity real estate investment trusts – 3.2%
Acadia Realty Trust	1,860	24,143
Agree Realty Corp.	883	58,022
Alexander & Baldwin, Inc.	1,588	19,358
Alexander's, Inc.	108	26,017
Alexandria Real Estate Equities, Inc.	2,408	390,698
American Assets Trust, Inc.	1,271	35,385
American Campus Communities, Inc.	2,883	100,790
American Finance Trust, Inc.	2,393	18,988
American Homes 4 Rent, Class A	6,327	170,196
American Tower Corp.	9,231	2,386,583
Americold Realty Trust	4,031	146,325
Apartment Investment & Management Company, A Shares	3,132	117,888
Apple Hospitality REIT, Inc.	4,752	45,904
Armada Hoffler Properties, Inc.	1,229	12,229
Ashford Hospitality Trust, Inc.	2,875	2,077
AvalonBay Communities, Inc.	2,906	449,384
Bluerock Residential Growth REIT, Inc.	731	5,906
Boston Properties, Inc.	3,224	291,385
Braemar Hotels & Resorts, Inc.	978	2,797
Brandywine Realty Trust	3,857	42,003
Brixmor Property Group, Inc.	6,250	80,125
BRT Apartments Corp.	385	4,166
Camden Property Trust	1,982	180,798
CareTrust REIT, Inc.	2,053	35,229
CatchMark Timber Trust, Inc., Class A	1,315	11,638
CBL & Associates Properties, Inc. (A)	4,721	1,287
Cedar Realty Trust, Inc.	2,499	2,474
Chatham Lodging Trust	1,057	6,469
CIM Commercial Trust Corp.	337	3,633
Clipper Realty, Inc.	526	4,261
Colony Capital, Inc.	10,479	25,150
Columbia Property Trust, Inc.	2,547	33,468
Community Healthcare Trust, Inc.	472	19,305
Condor Hospitality Trust, Inc.	431	1,767
CoreCivic, Inc.	2,527	23,653
CorEnergy Infrastructure Trust, Inc.	318	2,910
CorePoint Lodging, Inc.	1,422	5,987
CoreSite Realty Corp.	786	95,153
Corporate Office Properties Trust	2,391	60,588
Cousins Properties, Inc.	3,094	92,294
Crown Castle International Corp.	8,667	1,450,422
CubeSmart	4,038	108,986
CyrusOne, Inc.	2,372	172,563
DiamondRock Hospitality Company	4,310	23,834
Digital Realty Trust, Inc.	4,353	618,605
Diversified Healthcare Trust	5,157	22,820
Douglas Emmett, Inc.	3,681	112,859
Duke Realty Corp.	7,705	272,680
Easterly Government Properties, Inc.	1,561	36,090
EastGroup Properties, Inc.	807	95,718
Empire State Realty Trust, Inc., Class A	3,892	27,244
EPR Properties	1,636	54,201
Equinix, Inc.	1,779	1,249,392
Equity Commonwealth	2,590	83,398
Equity LifeStyle Properties, Inc.	3,682	230,051
Equity Residential	7,748	455,737
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Essential Properties Realty Trust, Inc.	1,463	$21,711
Essex Property Trust, Inc.	1,373	314,650
Extra Space Storage, Inc.	2,697	249,122
Farmland Partners, Inc.	930	6,371
Federal Realty Investment Trust	1,572	133,950
First Industrial Realty Trust, Inc.	2,680	103,019
Four Corners Property Trust, Inc.	1,453	35,453
Franklin Street Properties Corp.	2,261	11,508
Front Yard Residential Corp.	1,319	11,475
Gaming and Leisure Properties, Inc.	4,477	154,904
Getty Realty Corp.	966	28,671
Gladstone Commercial Corp.	793	14,869
Gladstone Land Corp.	706	11,197
Global Medical REIT, Inc.	854	9,676
Global Net Lease, Inc.	1,979	33,109
Healthcare Realty Trust, Inc.	2,832	82,949
Healthcare Trust of America, Inc., Class A	4,366	115,786
Healthpeak Properties, Inc.	10,353	285,329
Hersha Hospitality Trust	1,005	5,789
Highwoods Properties, Inc.	2,184	81,529
Host Hotels & Resorts, Inc.	15,005	161,904
Hudson Pacific Properties, Inc.	3,264	82,122
Independence Realty Trust, Inc.	2,095	24,072
Industrial Logistics Properties Trust	1,490	30,620
Innovative Industrial Properties, Inc.	316	27,814
Investors Real Estate Trust	226	15,931
Invitation Homes, Inc.	11,285	310,676
Iron Mountain, Inc.	6,007	156,783
iStar, Inc.	1,236	15,228
JBG SMITH Properties	2,856	84,452
Jernigan Capital, Inc.	373	5,103
Kilroy Realty Corp.	2,218	130,197
Kimco Realty Corp.	8,845	113,570
Kite Realty Group Trust	1,853	21,384
Lamar Advertising Company, Class A	2,080	138,861
Lexington Realty Trust	5,323	56,158
Life Storage, Inc.	972	92,291
LTC Properties, Inc.	837	31,530
Mack-Cali Realty Corp.	1,996	30,519
Medalist Diversified REIT, Inc.	376	688
Medical Properties Trust, Inc.	10,170	191,196
MGM Growth Properties LLC, Class A	2,079	56,570
Mid-America Apartment Communities, Inc.	2,377	272,571
Monmouth Real Estate Investment Corp.	2,045	29,632
National Health Investors, Inc.	880	53,434
National Retail Properties, Inc.	3,402	120,703
National Storage Affiliates Trust	1,224	35,080
New Senior Investment Group, Inc.	2,020	7,312
New York REIT Liquidating LLC (A)(C)	457	8,422
NexPoint Residential Trust, Inc.	583	20,609
Office Properties Income Trust	1,104	28,671
Omega Healthcare Investors, Inc.	4,564	135,688
One Liberty Properties, Inc.	540	9,515
Outfront Media, Inc.	3,037	43,034
Paramount Group, Inc.	4,911	37,864
Park Hotels & Resorts, Inc.	5,041	49,855
Pebblebrook Hotel Trust	2,802	38,275
Pennsylvania Real Estate Investment Trust	1,986	2,701
Physicians Realty Trust	3,981	69,747
Piedmont Office Realty Trust, Inc., Class A	2,693	44,731
Plymouth Industrial REIT, Inc.	429	5,491
Postal Realty Trust, Inc., Class A	83	1,324
PotlatchDeltic Corp.	1,473	56,018

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Preferred Apartment Communities, Inc., Class A	904	$6,870
Prologis, Inc.	15,407	1,437,935
PS Business Parks, Inc.	476	63,022
Public Storage	3,635	697,520
QTS Realty Trust, Inc., Class A	1,243	79,664
Rayonier, Inc.	2,839	70,379
Realty Income Corp.	6,750	401,625
Regency Centers Corp.	3,503	160,753
Retail Opportunity Investments Corp.	2,507	28,404
Retail Properties of America, Inc., Class A	4,627	33,870
Retail Value, Inc.	492	6,081
Rexford Industrial Realty, Inc.	2,347	97,236
RLJ Lodging Trust	3,635	34,314
RPT Realty	1,545	10,753
Ryman Hospitality Properties, Inc.	1,080	37,368
Sabra Health Care REIT, Inc.	4,102	59,192
Safehold, Inc.	890	51,166
Saul Centers, Inc.	494	15,941
SBA Communications Corp.	2,351	700,410
Seritage Growth Properties, Class A (A)	866	9,872
Service Properties Trust	3,498	24,801
Simon Property Group, Inc.	6,397	437,427
SITE Centers Corp.	4,050	32,805
SL Green Realty Corp.	1,680	82,807
Sotherly Hotels, Inc.	646	1,621
Spirit Realty Capital, Inc.	2,024	70,557
STAG Industrial, Inc.	2,912	85,380
STORE Capital Corp.	4,908	116,859
Summit Hotel Properties, Inc.	2,173	12,886
Sun Communities, Inc.	1,906	258,606
Sunstone Hotel Investors, Inc.	4,797	39,096
Tanger Factory Outlet Centers, Inc.	2,021	14,410
Taubman Centers, Inc.	1,299	49,050
Terreno Realty Corp.	1,416	74,538
The GEO Group, Inc.	2,079	24,595
The Macerich Company	3,169	28,426
UDR, Inc.	6,125	228,953
UMH Properties, Inc.	958	12,387
Uniti Group, Inc.	4,136	38,672
Universal Health Realty Income Trust	293	23,291
Urban Edge Properties	2,581	30,636
Urstadt Biddle Properties, Inc., Class A	889	10,561
Ventas, Inc.	7,776	284,757
VEREIT, Inc.	21,887	140,733
VICI Properties, Inc.	9,506	191,926
Vornado Realty Trust	3,861	147,529
Washington Prime Group, Inc.	4,570	3,842
Washington Real Estate Investment Trust	1,739	38,606
Weingarten Realty Investors	2,712	51,338
Welltower, Inc.	8,465	438,064
Weyerhaeuser Company	15,613	350,668
Wheeler Real Estate Investment Trust, Inc. (A)	991	1,734
Whitestone REIT	991	7,205
WP Carey, Inc.	3,600	243,540
Xenia Hotels & Resorts, Inc.	2,429	22,663
		22,233,790
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	6,992	316,178
CTO Realty Growth, Inc.	31	1,225
eXp World Holdings, Inc. (A)	1,472	25,098
Five Point Holdings LLC, Class A (A)	2,953	13,584
Forestar Group, Inc. (A)	1,120	16,890
FRP Holdings, Inc. (A)	258	10,470
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Griffin Industrial Realty, Inc.	183	$9,913
Jones Lang LaSalle, Inc.	1,079	111,633
Kennedy-Wilson Holdings, Inc.	3,061	46,588
Landmark Infrastructure Partners LP	598	5,920
Marcus & Millichap, Inc. (A)	815	23,521
Maui Land & Pineapple Company, Inc. (A)	514	5,705
Newmark Group, Inc., Class A	3,854	18,730
Rafael Holdings, Inc., Class B (A)	347	4,986
RE/MAX Holdings, Inc., Class A	431	13,546
Redfin Corp. (A)(B)	1,978	82,898
Tejon Ranch Company (A)	613	8,827
The Howard Hughes Corp. (A)	903	46,911
The RMR Group, Inc., Class A	686	20,216
The St. Joe Company (A)	1,315	25,537
		808,376
		23,042,166
Utilities – 2.8%
Electric utilities – 1.6%
ALLETE, Inc.	1,077	58,815
Alliant Energy Corp.	5,100	243,984
American Electric Power Company, Inc.	10,288	819,336
Avangrid, Inc.	6,462	271,275
Duke Energy Corp.	15,261	1,219,201
Edison International	7,481	406,293
El Paso Electric Company	847	56,749
Entergy Corp.	4,161	390,343
Evergy, Inc.	4,751	281,687
Eversource Energy	6,749	561,989
Exelon Corp.	20,255	735,054
FirstEnergy Corp.	11,296	438,059
Genie Energy, Ltd., B Shares	706	5,196
Hawaiian Electric Industries, Inc.	2,224	80,197
IDACORP, Inc.	1,045	91,302
MGE Energy, Inc.	751	48,447
NextEra Energy, Inc.	10,185	2,446,131
NRG Energy, Inc.	5,278	171,852
OGE Energy Corp.	4,182	126,966
Otter Tail Corp.	842	32,661
PG&E Corp. (A)	11,073	98,218
Pinnacle West Capital Corp.	2,268	166,222
PNM Resources, Inc.	1,686	64,810
Portland General Electric Company	1,864	77,934
PPL Corp.	15,073	389,486
Spark Energy, Inc., Class A	849	6,002
The Southern Company	21,869	1,133,908
Xcel Energy, Inc.	10,931	683,188
		11,105,305
Gas utilities – 0.2%
Atmos Energy Corp.	2,363	235,308
Chesapeake Utilities Corp.	361	30,324
National Fuel Gas Company	1,879	78,786
New Jersey Resources Corp.	1,989	64,941
Northwest Natural Holding Company	666	37,156
ONE Gas, Inc.	1,068	82,289
RGC Resources, Inc.	260	6,284
South Jersey Industries, Inc.	1,973	49,305
Southwest Gas Holdings, Inc.	1,157	79,891
Spire, Inc.	1,072	70,441
Star Group LP	997	8,744
Suburban Propane Partners LP	1,423	20,349
UGI Corp.	4,408	140,174
		903,992

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers – 0.1%
AES Corp.	13,906	$201,498
Atlantic Power Corp. (A)	3,277	6,554
NextEra Energy Partners LP	1,301	66,715
Ormat Technologies, Inc. (B)	1,079	68,506
Sunnova Energy International, Inc. (A)	1,517	25,895
TerraForm Power, Inc., Class A	4,743	87,461
Vistra Energy Corp.	10,218	190,259
		646,888
Multi-utilities – 0.8%
Ameren Corp.	5,119	360,173
Avista Corp.	1,415	51,492
Black Hills Corp.	1,306	73,998
CenterPoint Energy, Inc.	10,525	196,502
CMS Energy Corp.	5,917	345,671
Consolidated Edison, Inc.	6,927	498,259
Dominion Energy, Inc.	17,152	1,392,399
DTE Energy Company	3,964	426,130
MDU Resources Group, Inc.	4,173	92,557
NiSource, Inc.	7,846	178,418
NorthWestern Corp.	1,056	57,573
Public Service Enterprise Group, Inc.	10,527	517,507
Sempra Energy	5,877	688,961
Unitil Corp.	366	16,404
WEC Energy Group, Inc.	6,572	576,036
		5,472,080
Water utilities – 0.1%
American States Water Company	769	60,466
American Water Works Company, Inc.	3,741	481,317
Artesian Resources Corp., Class A	287	10,415
Cadiz, Inc. (A)(B)	752	7,640
California Water Service Group	1,049	50,037
Essential Utilities, Inc.	3,802	160,596
Global Water Resources, Inc.	678	7,146
Middlesex Water Company	325	21,834
Pure Cycle Corp. (A)	700	6,433
SJW Group	625	38,819
The York Water Company	347	16,642
		861,345
		18,989,610
TOTAL COMMON STOCKS (Cost $342,716,361)		$681,275,381
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	198	5,190
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Overstock.com, Inc., 1.020%	68	1,088
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	8,288
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%) (B)	450	11,934
		20,222
TOTAL PREFERRED SECURITIES (Cost $23,611)		$26,500
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
RIGHTS – 0.0%
Bristol-Myers Squibb Company (Expiration Date: 3-31-21) (A)(D)	15,751	$56,389
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	7,232	4,961
TOTAL RIGHTS (Cost $40,058)		$61,350
WARRANTS – 0.0%
Amplify Energy Corp. (Expiration Date: 5-4-22; Strike Price: $42.60) (A)	57	2
Basic Energy Services, Inc. (Expiration Date: 12-23-23; Strike Price: $55.25) (A)	55	3
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $40.17) (A)(C)	46	143
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $48.28) (A)(C)	57	170
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $60.45) (A)(C)	74	209
Eagle Bulk Shipping, Inc. (Expiration Date: 10-15-21; Strike Price: $27.82) (A)	101	1
Genco Shipping & Trading, Ltd. (Expiration Date: 7-9-21; Strike Price: $20.99) (A)	92	6
Hycroft Mining Corp. (Expiration Date: 10-22-22) (A)(D)	196	24
Talos Energy, Inc. (Expiration Date: 2-28-21; Strike Price: $42.04) (A)	80	15
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	36
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	28
TOTAL WARRANTS (Cost $18,908)		$637
SHORT-TERM INVESTMENTS – 3.9%
U.S. Government Agency – 0.5%
Federal Home Loan Bank Discount Note 0.135%, 09/02/2020 *	$3,000,000	2,999,265
Short-term funds – 3.2%
John Hancock Collateral Trust, 0.2429% (E)(F)	2,217,519	22,200,251
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $1,603,000 on 7-1-20, collateralized by $1,520,700 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $1,635,159)	$1,603,000	1,603,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,801,819)		$26,802,516
Total Investments (Total Stock Market Index Trust) (Cost $369,600,757) – 102.9%		$708,166,384
Other assets and liabilities, net – (2.9%)		(20,107,993)
TOTAL NET ASSETS – 100.0%		$688,058,391
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Total Stock Market Index Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	14	Long	Sep 2020	$956,254	$1,006,320	$50,066
S&P 500 Index E-Mini Futures	40	Long	Sep 2020	6,034,471	6,168,517	134,046
						$184,112
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	188

John Hancock

John Hancock
Variable Insurance Trust

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Bond Trusts

Semiannual Report

June 30, 2020

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 35.8%
U.S. Government – 13.0%
U.S. Treasury Bonds
1.250%, 05/15/2050		$2,000,000	$1,920,078
2.000%, 02/15/2050		3,597,000	4,117,160
2.250%, 08/15/2049		8,679,000	10,432,429
2.500%, 02/15/2045		4,501,000	5,550,120
2.750%, 11/15/2042		5,155,000	6,601,219
2.875%, 05/15/2049		3,000,000	4,056,328
3.000%, 02/15/2047		8,272,000	11,263,814
3.125%, 11/15/2041		5,430,000	7,352,559
3.375%, 11/15/2048		2,300,000	3,377,855
U.S. Treasury Inflation Protected Securities 0.250%, 07/15/2029		1,774,514	1,942,443
U.S. Treasury Notes
0.250%, 06/30/2025		7,325,000	7,310,693
0.625%, 05/15/2030		4,159,000	4,146,328
1.625%, 09/30/2026		1,395,000	1,498,099
2.375%, 05/15/2027 to 05/15/2029		13,000,000	14,849,688
2.875%, 08/15/2028		10,000,000	11,841,406
			96,260,219
U.S. Government Agency – 22.8%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043 to 01/01/2050		14,793,161	15,750,444
3.000%, 01/01/2050 (A)		3,042,122	3,229,293
3.500%, 10/01/2046 to 12/01/2049		14,897,333	16,037,054
4.000%, 01/01/2041 to 12/01/2048		4,029,465	4,357,044
4.500%, 09/01/2023 to 10/01/2041		2,169,435	2,402,780
Federal National Mortgage Association
3.000%, TBA (A)		26,250,000	27,635,302
3.000%, 01/01/2043 to 11/01/2049		17,173,497	18,296,946
3.500%, TBA (A)		25,000,000	26,289,063
3.500%, 06/01/2042 to 03/01/2050		16,786,918	18,076,697
3.500%, 04/01/2050 (A)		741,797	792,314
3.767%, (12 month LIBOR + 1.620%), 08/01/2034 (B)		333,277	348,392
3.997%, (6 month LIBOR + 2.122%), 07/01/2033 (B)		18,511	19,296
4.000%, TBA (A)		16,000,000	16,951,875
4.000%, 10/01/2025 to 11/01/2045		6,518,541	7,117,867
4.500%, 05/01/2041		1,849,972	2,057,666
5.000%, 01/01/2022 to 02/01/2036		1,699,734	1,943,034
5.500%, 09/01/2034 to 01/01/2037		2,143,969	2,498,930
6.000%, 05/01/2035 to 02/01/2036		1,619,056	1,909,584
7.000%, 09/01/2031 to 06/01/2032		123,715	145,122
7.500%, 09/01/2029 to 08/01/2031		27,099	31,587
Government National Mortgage Association
4.000%, 02/15/2041		1,709,604	1,879,405
5.000%, 04/15/2035		231,538	262,694
5.500%, 03/15/2035		168,106	195,049
6.000%, 03/15/2033 to 06/15/2033		153,771	179,028
6.500%, 09/15/2028 to 08/15/2031		36,210	40,911
7.000%, 04/15/2029		31,333	35,859
8.000%, 10/15/2026		16,281	18,228
			168,501,464
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $246,833,342)			$264,761,683
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.0%
Republic of Argentina, GDP-Linked Note 6.239%, 12/15/2035 (C)*	ARS	19,532,033	5,988
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	$1,350,682
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	568,483
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	488,483
9.375%, 04/01/2029		130,000	197,275
			685,758
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		428,000	458,163
5.103%, 04/23/2048 (D)		255,000	346,431
			804,594
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		640,000	743,424
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	157,286
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,112,552)			$4,316,215
CORPORATE BONDS – 46.6%
Communication services – 5.3%
Activision Blizzard, Inc. 3.400%, 09/15/2026		$218,000	247,594
AT&T, Inc.
2.300%, 06/01/2027		322,000	332,450
3.400%, 05/15/2025		700,000	769,690
3.800%, 02/15/2027		372,000	418,904
4.350%, 06/15/2045		285,000	320,602
7.570%, 02/01/2024		716,000	870,144
7.625%, 04/15/2031		451,000	664,053
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	312,004
CC Holdings GS V LLC 3.849%, 04/15/2023		374,000	403,930
CenturyLink, Inc.
4.000%, 02/15/2027 (D)		150,000	145,190
7.600%, 09/15/2039		1,000,000	1,076,250
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	405,292
4.200%, 03/15/2028		671,000	752,198
4.800%, 03/01/2050		699,000	792,250
5.750%, 04/01/2048		775,000	964,410
6.484%, 10/23/2045		708,000	940,679
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (D)		482,000	491,640
Comcast Corp.
3.100%, 04/01/2025		333,000	365,786
3.969%, 11/01/2047		633,000	764,477
3.999%, 11/01/2049		864,000	1,042,947
4.049%, 11/01/2052		532,000	652,447
4.150%, 10/15/2028		1,138,000	1,369,063
Comunicaciones Celulares SA 6.875%, 02/06/2024 (D)		700,000	715,869
CSC Holdings LLC
5.375%, 02/01/2028 (D)		135,000	141,075
5.750%, 01/15/2030 (D)		416,000	434,508
5.875%, 09/15/2022		215,000	224,675
7.500%, 04/01/2028 (D)		220,000	240,075

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	$758,000	$1,180,631
Diamond Sports Group LLC 6.625%, 08/15/2027 (D)	375,000	201,000
Fox Corp. 3.500%, 04/08/2030	400,000	446,572
GCI LLC
6.625%, 06/15/2024 (D)	177,000	185,223
6.875%, 04/15/2025	216,000	222,480
Level 3 Financing, Inc. 3.400%, 03/01/2027 (D)	432,000	455,816
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (D)	287,000	274,085
6.375%, 02/01/2024 (D)	19,000	18,525
Liquid Telecommunications Financing PLC 8.500%, 07/13/2022 (D)	280,000	275,884
Match Group, Inc. 4.125%, 08/01/2030 (D)	234,000	229,100
MDC Partners, Inc. 6.500%, 05/01/2024 (D)	502,000	466,860
Meredith Corp. 6.875%, 02/01/2026	475,000	393,780
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	139,349
National CineMedia LLC 5.875%, 04/15/2028 (D)	180,000	144,000
Netflix, Inc.
4.375%, 11/15/2026	700,000	728,119
4.875%, 04/15/2028	774,000	827,615
4.875%, 06/15/2030 (D)	277,000	295,938
5.375%, 11/15/2029 (D)	120,000	131,801
5.875%, 11/15/2028	520,000	591,396
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (D)	250,000	246,646
Radiate Holdco LLC 6.625%, 02/15/2025 (D)	320,000	318,467
Sirius XM Radio, Inc.
5.000%, 08/01/2027 (D)	453,000	464,696
5.375%, 07/15/2026 (D)	233,000	240,628
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.850%) 07/19/2027 (E)	404,000	375,720
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	487,480
Sprint Corp. 7.875%, 09/15/2023	305,000	343,506
Telecom Argentina SA
6.500%, 06/15/2021 (D)(F)	272,000	252,557
8.000%, 07/18/2026 (D)	249,000	222,257
Telecom Italia Capital SA 7.200%, 07/18/2036	405,000	481,950
Telecom Italia SpA 5.303%, 05/30/2024 (D)	270,000	281,143
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (D)	265,000	275,600
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	541,232
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	451,723
T-Mobile USA, Inc.
1.500%, 02/15/2026 (D)	362,000	361,975
2.050%, 02/15/2028 (D)	624,000	624,293
2.550%, 02/15/2031 (D)	208,000	208,732
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
3.875%, 04/15/2030 (D)	$1,106,000	$1,232,714
4.500%, 04/15/2050 (D)	696,000	819,853
Twitter, Inc. 3.875%, 12/15/2027 (D)	85,000	85,009
Univision Communications, Inc. 6.625%, 06/01/2027 (D)	306,000	292,230
Verizon Communications, Inc.
3.000%, 03/22/2027	104,000	115,352
4.272%, 01/15/2036	1,311,000	1,623,077
4.400%, 11/01/2034	335,000	416,270
4.522%, 09/15/2048	978,000	1,292,392
4.672%, 03/15/2055	397,000	539,422
4.862%, 08/21/2046	760,000	1,033,144
5.012%, 08/21/2054	335,000	485,233
ViacomCBS, Inc. 4.375%, 03/15/2043	642,000	671,110
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.870%) 04/04/2079	671,000	786,527
WMG Acquisition Corp. 5.500%, 04/15/2026 (D)	234,000	242,120
		38,879,434
Consumer discretionary – 4.3%
Advance Auto Parts, Inc. 4.500%, 12/01/2023	650,000	705,177
Amazon.com, Inc.
3.150%, 08/22/2027	760,000	869,650
4.050%, 08/22/2047	440,000	573,708
Asbury Automotive Group, Inc. 4.750%, 03/01/2030 (D)	20,000	19,500
AutoNation, Inc. 4.750%, 06/01/2030	246,000	266,514
AutoZone, Inc. 3.125%, 04/21/2026	535,000	587,365
BMW US Capital LLC 2.950%, 04/14/2022 (D)	671,000	695,234
Brinker International, Inc. 3.875%, 05/15/2023	740,000	684,500
CCM Merger, Inc. 6.000%, 03/15/2022 (D)	195,000	193,050
Colt Merger Sub, Inc. 5.750%, 07/01/2025 (D)	116,000	116,580
Connect Finco SARL 6.750%, 10/01/2026 (D)	490,000	463,050
Daimler Finance North America LLC
2.700%, 06/14/2024 (D)	300,000	310,104
3.500%, 08/03/2025 (D)	240,000	258,317
Dealer Tire LLC 8.000%, 02/01/2028 (D)	122,000	113,003
Dollar Tree, Inc. 4.200%, 05/15/2028	781,000	908,852
eBay, Inc.
2.700%, 03/11/2030	544,000	571,778
3.800%, 03/09/2022	520,000	546,364
Eldorado Resorts, Inc.
6.000%, 09/15/2026	160,000	172,851
7.000%, 08/01/2023	95,000	97,632
Expedia Group, Inc.
3.250%, 02/15/2030	479,000	446,415
3.800%, 02/15/2028	743,000	713,978
5.000%, 02/15/2026	1,315,000	1,353,450
Ford Motor Credit Company LLC
4.134%, 08/04/2025	1,179,000	1,118,223
5.113%, 05/03/2029	667,000	650,578

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
5.875%, 08/02/2021	$650,000	$656,305
General Motors Financial Company, Inc.
4.000%, 01/15/2025	929,000	971,137
4.300%, 07/13/2025	460,000	479,315
5.200%, 03/20/2023	371,000	396,951
Hanesbrands, Inc. 5.375%, 05/15/2025 (D)	125,000	126,406
Hilton Domestic Operating Company, Inc.
4.875%, 01/15/2030	200,000	197,000
5.750%, 05/01/2028 (D)	95,000	95,950
Hyatt Hotels Corp. 3.375%, 07/15/2023	660,000	665,821
International Game Technology PLC 6.500%, 02/15/2025 (D)	180,000	184,052
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (D)	222,000	195,582
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	106,000	107,060
Laureate Education, Inc. 8.250%, 05/01/2025 (D)	209,000	216,838
Levi Strauss & Company 5.000%, 05/01/2025 (D)	233,000	233,876
Macy's, Inc. 8.375%, 06/15/2025 (D)	124,000	123,380
Magna International, Inc. 2.450%, 06/15/2030	147,000	150,448
Marriott International, Inc. 3.125%, 06/15/2026	1,000,000	972,711
McDonald's Corp.
3.600%, 07/01/2030	500,000	575,082
4.200%, 04/01/2050	500,000	605,631
MDC Holdings, Inc. 5.500%, 01/15/2024 (F)	670,000	716,900
NCL Corp., Ltd. 3.625%, 12/15/2024 (D)	700,000	428,750
NIKE, Inc.
2.750%, 03/27/2027	500,000	548,806
2.850%, 03/27/2030	500,000	556,888
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (D)	285,000	283,295
Nordstrom, Inc. 8.750%, 05/15/2025 (D)	51,000	54,883
Prosus NV 5.500%, 07/21/2025 (D)	365,000	412,287
QVC, Inc.
4.375%, 03/15/2023	315,000	314,969
5.125%, 07/02/2022	185,000	186,813
5.450%, 08/15/2034	245,000	221,546
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	293,954
Sotheby's 7.375%, 10/15/2027 (D)(F)	330,000	311,850
Starbucks Corp. 2.250%, 03/12/2030	523,000	543,251
Target Corp.
2.250%, 04/15/2025	762,000	815,128
2.650%, 09/15/2030	500,000	549,286
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	547,760
2.700%, 04/15/2030	500,000	548,915
The TJX Companies, Inc.
3.500%, 04/15/2025	442,000	491,771
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
The TJX Companies, Inc. (continued)
3.875%, 04/15/2030	$942,000	$1,106,766
4.500%, 04/15/2050	400,000	511,448
Twin River Worldwide Holdings, Inc. 6.750%, 06/01/2027 (D)	353,000	335,350
Volkswagen Group of America Finance LLC 2.900%, 05/13/2022 (D)	563,000	581,442
Waterford Gaming LLC 8.625%, 09/15/2014 (D)(G)(H)	330,607	0
Wyndham Destinations, Inc.
4.625%, 03/01/2030 (D)	191,000	176,675
5.750%, 04/01/2027	700,000	673,750
Yum! Brands, Inc.
4.750%, 01/15/2030 (D)	241,000	244,615
5.350%, 11/01/2043 (F)	600,000	576,000
6.875%, 11/15/2037	292,000	313,900
		31,736,416
Consumer staples – 1.7%
Albertsons Companies, Inc. 4.875%, 02/15/2030 (D)	148,000	151,423
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (D)	315,000	322,466
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	840,637
4.600%, 04/15/2048	440,000	513,660
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	516,251
Cargill, Inc.
1.375%, 07/23/2023 (D)	221,000	224,814
2.125%, 04/23/2030 (D)	220,000	230,562
Constellation Brands, Inc. 2.875%, 05/01/2030	168,000	177,965
Dollar General Corp. 3.500%, 04/03/2030	324,000	362,925
Edgewell Personal Care Company 5.500%, 06/01/2028 (D)	162,000	166,658
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,207,652
General Mills, Inc.
2.875%, 04/15/2030	400,000	434,870
3.150%, 12/15/2021	500,000	515,265
JBS Investments II GmbH 5.750%, 01/15/2028 (D)	490,000	484,394
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	720,000	796,510
Kraft Heinz Foods Company
3.875%, 05/15/2027 (D)	32,000	33,434
5.500%, 06/01/2050 (D)	224,000	238,690
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028 (D)	22,000	23,309
Natura Cosmeticos SA 5.375%, 02/01/2023 (D)(F)	410,000	414,613
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	557,106
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	177,000	183,039
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,113,898
Simmons Foods, Inc. 5.750%, 11/01/2024 (D)	235,000	223,250
Sysco Corp.
5.950%, 04/01/2030	499,000	625,282
6.600%, 04/01/2050	1,000,000	1,373,724

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
The Coca-Cola Company 4.200%, 03/25/2050	$357,000	$468,645
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	436,212
The Kroger Company 2.200%, 05/01/2030	276,000	286,990
		12,924,244
Energy – 4.0%
Aker BP ASA 3.000%, 01/15/2025 (D)	270,000	262,957
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (F)	400,000	231,744
5.550%, 03/15/2026 (F)	800,000	730,168
Antero Resources Corp. 5.000%, 03/01/2025	223,000	131,570
Apache Corp. 5.100%, 09/01/2040	325,000	266,930
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	852,787
BP Capital Markets PLC 2.750%, 05/10/2023 (F)	530,000	556,620
Buckeye Partners LP 3.950%, 12/01/2026	500,000	470,015
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,459,186
Cimarex Energy Company 4.375%, 06/01/2024	245,000	258,444
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)	545,000	709,530
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (D)	170,000	189,182
ConocoPhillips Company 5.950%, 03/15/2046	30,000	43,717
Continental Resources, Inc. 4.900%, 06/01/2044	400,000	318,500
CSI Compressco LP 7.500%, 04/01/2025 (D)	491,881	418,099
CSI Compressco LP (10.000% Cash or 10.000% PIK) 10.000%, 04/01/2026 (D)	307,253	193,569
DCP Midstream Operating LP 5.125%, 05/15/2029	130,000	124,150
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	281,000	196,700
Devon Energy Corp.
5.000%, 06/15/2045	600,000	537,392
7.875%, 09/30/2031 (F)	874,000	1,025,523
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	824,134
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.420%) 07/15/2077	397,000	379,135
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.640%) 03/01/2078	394,000	388,090
Energen Corp. 4.625%, 09/01/2021	500,000	503,705
Energy Transfer Operating LP
4.200%, 04/15/2027	141,000	147,521
4.250%, 03/15/2023	490,000	517,239
5.150%, 03/15/2045	340,000	322,424
5.875%, 01/15/2024	365,000	408,222
5.950%, 10/01/2043	300,000	306,347
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	624,840
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.030%) 08/16/2077	$701,000	$655,435
Hess Corp.
5.600%, 02/15/2041	400,000	419,606
5.800%, 04/01/2047	500,000	542,497
Husky Energy, Inc. 3.950%, 04/15/2022	327,000	334,080
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	519,702
7.750%, 03/15/2032	260,000	350,657
Marathon Oil Corp. 6.800%, 03/15/2032 (F)	785,000	831,266
MPLX LP
4.000%, 03/15/2028	411,000	433,027
4.250%, 12/01/2027	156,000	169,100
5.250%, 01/15/2025	100,000	103,983
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.650%) 02/15/2023 (E)	862,000	767,180
Murphy Oil Corp. 5.750%, 08/15/2025	222,000	200,470
National Oilwell Varco, Inc. 2.600%, 12/01/2022	171,000	172,100
Newfield Exploration Company
5.625%, 07/01/2024	500,000	475,013
5.750%, 01/30/2022	250,000	250,484
Noble Holding International, Ltd. 5.250%, 03/15/2042	500,000	15,000
ONEOK Partners LP
4.900%, 03/15/2025	175,000	189,983
6.650%, 10/01/2036	835,000	934,268
Petrobras Global Finance BV
5.093%, 01/15/2030 (D)	924,000	920,304
6.900%, 03/19/2049	255,000	268,388
Phillips 66 3.700%, 04/06/2023	128,000	136,831
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	693,509
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	293,000	314,234
5.000%, 03/15/2027	336,000	375,890
5.875%, 06/30/2026	555,000	652,125
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)(F)	550,000	592,720
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	475,000	499,645
5.400%, 10/01/2047	324,000	318,715
Targa Resources Partners LP 5.875%, 04/15/2026	528,000	522,720
Teekay Offshore Partners LP 8.500%, 07/15/2023 (D)	347,000	305,360
Tervita Corp. 7.625%, 12/01/2021 (D)	272,000	213,520
The Williams Companies, Inc.
3.750%, 06/15/2027	437,000	466,130
4.550%, 06/24/2024	929,000	1,030,826
5.750%, 06/24/2044	149,000	171,837
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	270,000	310,587
Valero Energy Corp. 2.850%, 04/15/2025	400,000	421,894
WPX Energy, Inc.
4.500%, 01/15/2030	255,000	225,321

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
WPX Energy, Inc. (continued)
5.250%, 09/15/2024 to 10/15/2027	$476,000	$451,533
		29,654,380
Financials – 12.7%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (D)	146,000	153,300
Ally Financial, Inc.
5.125%, 09/30/2024	615,000	664,163
5.800%, 05/01/2025	340,000	379,602
Ambac LSNI LLC (3 month LIBOR + 5.000%) 6.000%, 02/12/2023 (B)(D)	495	489
American International Group, Inc. 3.900%, 04/01/2026	830,000	937,483
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 6.250%, 03/15/2037	100,000	97,000
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	541,540
Ares Capital Corp. 4.200%, 06/10/2024	387,000	396,262
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,343,981
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.170%) 06/15/2026 (D)(E)	235,000	260,704
AXA SA 8.600%, 12/15/2030	170,000	246,910
Banco Santander SA 4.379%, 04/12/2028	400,000	446,829
Bank of America Corp.
2.625%, 10/19/2020	1,000,000	1,006,795
3.950%, 04/21/2025	539,000	596,408
4.200%, 08/26/2024	263,000	291,837
4.450%, 03/03/2026	618,000	709,591
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	627,000	663,210
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030	500,000	540,911
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,208,471
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,210,526
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	500,000	623,902
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.550%) 03/10/2026 (E)	708,000	785,682
Barclays PLC 4.375%, 01/12/2026	300,000	337,563
BlackRock, Inc. 1.900%, 01/28/2031	500,000	510,827
BPCE SA
4.500%, 03/15/2025 (D)	405,000	442,186
5.700%, 10/22/2023 (D)	340,000	378,858
Brighthouse Financial, Inc. 3.700%, 06/22/2027	630,000	642,381
Cantor Fitzgerald LP 4.875%, 05/01/2024 (D)	520,000	560,627
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Capital One Financial Corp.
2.600%, 05/11/2023	$258,000	$269,418
3.500%, 06/15/2023	1,023,000	1,095,597
3.750%, 07/28/2026	500,000	545,603
3.900%, 01/29/2024	300,000	326,245
CIT Group, Inc. 5.000%, 08/01/2023	700,000	713,930
Citigroup, Inc.
3.200%, 10/21/2026	618,000	677,746
3.500%, 05/15/2023	1,060,000	1,131,709
4.500%, 01/14/2022	1,000,000	1,059,835
4.600%, 03/09/2026	736,000	840,333
5.500%, 09/13/2025	215,000	254,741
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.910%) 03/31/2031	1,000,000	1,182,688
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.230%) 01/30/2025 (E)	575,000	509,766
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.520%) 08/15/2026 (E)	490,000	519,826
Citizens Bank NA 2.250%, 04/28/2025	440,000	466,925
Citizens Financial Group, Inc. 3.250%, 04/30/2030	605,000	653,697
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	678,000	733,031
Credit Agricole SA
3.250%, 01/14/2030 (D)	623,000	668,303
4.375%, 03/17/2025 (D)	600,000	662,782
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.900%) 01/23/2024 (D)(E)	310,000	335,996
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.600%) 12/11/2023 (D)(E)	185,000	198,887
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (D)(E)	410,000	425,953
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/2026	405,000	465,693
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.030%) 11/29/2022 (D)(E)(F)	195,000	166,335
Danske Bank A/S 5.000%, 01/12/2022 (D)	375,000	394,363
Discover Bank 2.450%, 09/12/2024	411,000	431,040
Discover Financial Services
3.950%, 11/06/2024	580,000	634,382
4.100%, 02/09/2027	167,000	182,500
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	422,000	380,086
Fifth Third Bancorp 1.625%, 05/05/2023	164,000	168,216
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.030%) 06/30/2023 (E)	352,000	306,240
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	322,000	312,340
8.250%, 04/15/2025 (D)	140,000	138,600
GE Capital International Funding Company 4.418%, 11/15/2035	677,000	687,322

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Gogo Intermediate Holdings LLC 9.875%, 05/01/2024 (D)	$248,000	$209,560
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.990%) 05/18/2024	680,000	730,800
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.510%) 06/01/2021 (E)	395,000	400,783
ING Groep NV 3.550%, 04/09/2024	357,000	388,555
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.450%) 04/16/2025 (E)	135,000	137,984
Invesco Finance PLC 3.125%, 11/30/2022	850,000	896,829
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	1,330,000	1,440,675
Jefferies Group LLC
4.150%, 01/23/2030	420,000	455,979
4.850%, 01/15/2027	450,000	495,533
JPMorgan Chase & Co.
2.950%, 10/01/2026	660,000	724,881
3.375%, 05/01/2023	1,250,000	1,337,303
4.125%, 12/15/2026	600,000	698,166
4.500%, 01/24/2022	1,300,000	1,381,288
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	651,000	687,527
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.520%) 05/13/2031	599,000	636,964
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.240%) 01/29/2027	539,000	613,947
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.120%) 02/01/2025 (E)	503,000	448,475
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (E)	560,000	602,000
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022 to 10/01/2025 (D)	200,000	178,216
Lazard Group LLC 4.375%, 03/11/2029	295,000	330,119
Legg Mason, Inc.
3.950%, 07/15/2024 (F)	660,000	710,209
4.750%, 03/15/2026	825,000	933,395
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	500,000	525,663
3.951%, 10/15/2050 (D)	486,000	513,313
4.250%, 06/15/2023 (D)	1,000,000	1,085,411
Lloyds Banking Group PLC 4.450%, 05/08/2025	935,000	1,060,316
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (E)	345,000	357,869
Loews Corp.
2.625%, 05/15/2023	630,000	666,039
3.750%, 04/01/2026	825,000	925,967
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (E)	250,000	249,218
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (D)	329,000	344,680
4.875%, 06/10/2025 (D)	420,000	464,290
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Markel Corp. 5.000%, 03/30/2043	$1,270,000	$1,499,687
MetLife, Inc. 3.000%, 03/01/2025	300,000	328,969
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.200%) 6.400%, 12/15/2036	402,000	474,493
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 9.250%, 04/08/2038 (D)	120,000	166,464
MGIC Investment Corp. 5.750%, 08/15/2023	161,000	166,233
Morgan Stanley
3.875%, 01/27/2026	361,000	408,365
4.100%, 05/22/2023	900,000	972,710
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	1,099,000	1,142,972
Morgan Stanley (3 month LIBOR + 3.610%) 4.829%, 10/15/2020 (B)(E)	200,000	179,651
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,142,128
Nationstar Mortgage Holdings, Inc.
6.000%, 01/15/2027 (D)	99,000	94,050
8.125%, 07/15/2023 (D)	217,000	222,685
9.125%, 07/15/2026 (D)	174,000	183,895
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.180%) 04/26/2023 (D)	359,000	373,028
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 2.603%, 12/15/2024 (B)(D)	1,130,000	1,125,053
New York Life Insurance Company 3.750%, 05/15/2050 (D)	273,000	307,643
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) 10/16/2044 (D)	355,000	394,226
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.180%) 09/15/2042	795,000	846,198
Quicken Loans LLC 5.750%, 05/01/2025 (D)	345,000	352,690
Radian Group, Inc. 4.500%, 10/01/2024	190,000	183,350
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	555,241
4.650%, 04/01/2030	161,000	192,474
4.950%, 07/15/2046	500,000	604,619
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	57,000	60,420
8.250%, 11/15/2026 (D)	92,000	99,633
Regions Financial Corp. 2.250%, 05/18/2025	1,074,000	1,123,479
Santander Holdings USA, Inc.
3.244%, 10/05/2026	880,000	914,250
3.400%, 01/18/2023	360,000	374,732
3.450%, 06/02/2025	744,000	775,459
3.500%, 06/07/2024	745,000	783,637
4.400%, 07/13/2027	203,000	219,961
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (D)	280,000	303,324
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.240%) 09/13/2021 (D)(E)	375,000	378,263
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,143,860

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Springleaf Finance Corp.
6.875%, 03/15/2025	$140,000	$143,631
8.875%, 06/01/2025	142,000	151,825
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026 (D)	1,000,000	1,084,946
Stearns Holdings LLC 5.000%, 11/05/2024 (D)	1,209	725
Stifel Financial Corp. 4.250%, 07/18/2024	1,596,000	1,698,421
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	441,000	523,217
The Bank of New York Mellon Corp. 1.600%, 04/24/2025	417,000	431,884
The Charles Schwab Corp. (7.000% to 2-1-22, then 3 month LIBOR + 4.820%) 02/01/2022 (E)(F)	1,000,000	1,042,200
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025	500,000	548,254
3.625%, 01/22/2023	1,200,000	1,285,260
3.850%, 01/26/2027	962,000	1,085,150
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	715,634
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024	629,000	667,177
3.150%, 05/19/2027	97,000	108,498
3.500%, 01/23/2024	234,000	255,696
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (E)	315,000	301,613
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.680%) 08/01/2021 (E)	595,000	590,538
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	915,000	986,502
The Royal Bank of Scotland Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.620%) 12/29/2025 (E)(F)	501,000	507,513
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.600%) 08/15/2021 (E)	740,000	769,415
The Toronto-Dominion Bank 3.250%, 03/11/2024	479,000	521,647
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (D)	115,000	109,250
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.500%) 03/22/2021 (E)	200,000	202,179
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.340%) 01/31/2024 (D)(E)	323,000	335,516
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	833,679
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	565,000	569,238
Wells Fargo & Company 3.450%, 02/13/2023	900,000	956,148
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) 04/30/2026	1,065,000	1,101,175
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	$687,000	$709,690
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	497,000	517,142
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (E)	1,088,000	1,130,835
Willis Towers Watson PLC 5.750%, 03/15/2021	1,350,000	1,393,121
		93,521,681
Health care – 3.1%
Abbott Laboratories 3.750%, 11/30/2026	680,000	791,162
AbbVie, Inc.
3.200%, 11/21/2029 (D)	1,651,000	1,836,075
4.250%, 11/21/2049 (D)	269,000	322,453
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	723,880
AmerisourceBergen Corp. 2.800%, 05/15/2030	457,000	481,296
Anthem, Inc. 2.375%, 01/15/2025	132,000	139,891
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (D)	193,000	183,109
6.125%, 04/15/2025 (D)	425,000	431,065
6.250%, 02/15/2029 (D)	390,000	391,950
Baxter International, Inc. 3.500%, 08/15/2046	500,000	554,752
Biogen, Inc.
2.250%, 05/01/2030	400,000	403,659
3.150%, 05/01/2050	500,000	481,388
Catalent Pharma Solutions, Inc. 5.000%, 07/15/2027 (D)	81,000	84,089
Centene Corp.
3.375%, 02/15/2030	176,000	177,709
4.250%, 12/15/2027	127,000	131,053
4.625%, 12/15/2029	142,000	150,345
5.375%, 06/01/2026 (D)	1,035,000	1,072,943
Charles River Laboratories International, Inc. 4.250%, 05/01/2028 (D)	81,000	80,959
CVS Health Corp.
3.000%, 08/15/2026	108,000	118,084
3.750%, 04/01/2030	398,000	457,656
4.300%, 03/25/2028	484,000	565,841
5.050%, 03/25/2048	516,000	671,196
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	942,935	1,218,345
DaVita, Inc.
4.625%, 06/01/2030 (D)	367,000	364,982
5.000%, 05/01/2025	480,000	490,800
Encompass Health Corp. 4.500%, 02/01/2028	175,000	167,846
GlaxoSmithKline Capital PLC 3.000%, 06/01/2024	502,000	542,741
HCA, Inc.
4.125%, 06/15/2029	186,000	205,131
5.250%, 04/15/2025 to 06/15/2026	738,000	848,818
5.375%, 02/01/2025	800,000	857,000
Humana, Inc. 3.125%, 08/15/2029	500,000	541,433
MEDNAX, Inc.
5.250%, 12/01/2023 (D)	283,000	281,585

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
MEDNAX, Inc. (continued)
6.250%, 01/15/2027 (D)	$292,000	$292,000
Mylan NV
3.950%, 06/15/2026	800,000	894,441
5.250%, 06/15/2046	250,000	309,878
Pfizer, Inc. 2.625%, 04/01/2030	500,000	550,054
Rede D'or Finance Sarl 4.500%, 01/22/2030 (D)	323,000	285,048
Select Medical Corp. 6.250%, 08/15/2026 (D)	299,000	302,274
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	1,015,000	1,125,845
Stanford Health Care 3.310%, 08/15/2030	225,000	251,401
Team Health Holdings, Inc. 6.375%, 02/01/2025 (D)	89,000	51,620
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (F)	49,000	48,265
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	763,225
Universal Health Services, Inc.
4.750%, 08/01/2022 (D)	310,000	310,000
5.000%, 06/01/2026 (D)	288,000	295,114
Upjohn, Inc.
1.650%, 06/22/2025 (D)	209,000	213,066
2.300%, 06/22/2027 (D)	209,000	215,765
2.700%, 06/22/2030 (D)	209,000	214,729
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	537,636
3.550%, 04/01/2025	550,000	597,979
		23,027,576
Industrials – 5.2%
3M Company
3.050%, 04/15/2030	500,000	566,094
3.250%, 02/14/2024	485,000	528,880
AECOM 5.125%, 03/15/2027	475,000	510,625
AerCap Ireland Capital DAC 2.875%, 08/14/2024	503,000	471,985
Ahern Rentals, Inc. 7.375%, 05/15/2023 (D)	324,000	155,520
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (D)	193,196	174,053
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (D)	298,611	226,056
Air Lease Corp.
3.000%, 09/15/2023	400,000	394,253
3.625%, 12/01/2027	215,000	210,845
Aircastle, Ltd. 5.500%, 02/15/2022	299,000	301,797
American Airlines 2001-1 Pass Through Trust 6.977%, 05/23/2021	36,215	30,703
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	391,989	327,847
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	156,876	104,536
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	$464,876	$389,088
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	161,975	133,508
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	319,688	304,564
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	178,351	144,462
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	216,613	174,364
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	329,842	303,654
American Airlines Group, Inc. 3.750%, 03/01/2025 (D)	500,000	232,445
APX Group, Inc. 7.625%, 09/01/2023 (F)	370,000	340,400
Ashtead Capital, Inc. 4.375%, 08/15/2027 (D)	285,000	292,940
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (D)	295,000	272,833
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	239,625	222,089
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (D)	181,032	149,371
Builders FirstSource, Inc.
5.000%, 03/01/2030 (D)	46,000	43,240
6.750%, 06/01/2027 (D)	77,000	78,829
Carrier Global Corp.
2.242%, 02/15/2025 (D)	529,000	542,373
2.493%, 02/15/2027 (D)	224,000	228,149
2.700%, 02/15/2031 (D)	500,000	497,083
Cimpress PLC 7.000%, 06/15/2026 (D)	390,000	359,775
Clark Equipment Company 5.875%, 06/01/2025 (D)	46,000	47,035
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)	65,000	66,788
CNH Industrial Capital LLC 1.950%, 07/02/2023 (A)	570,000	573,856
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	130,535	121,677
CoStar Group, Inc. 2.800%, 07/15/2030 (D)	526,000	538,159
CSX Corp. 3.800%, 04/15/2050	1,000,000	1,185,742
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 01/02/2023	115,887	110,689
Delta Air Lines, Inc.
2.900%, 10/28/2024	662,000	536,892
3.800%, 04/19/2023	411,000	365,842
4.375%, 04/19/2028	445,000	370,878
DuPont de Nemours, Inc. 2.169%, 05/01/2023	923,000	940,306
Equifax, Inc. 3.100%, 05/15/2030	800,000	850,394

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Fortive Corp. 3.150%, 06/15/2026	$700,000	$767,374
GATX Corp. 3.850%, 03/30/2027	800,000	856,587
General Electric Company
4.350%, 05/01/2050	539,000	534,172
5.550%, 01/05/2026	594,000	689,527
H&E Equipment Services, Inc. 5.625%, 09/01/2025	175,000	176,713
Harsco Corp. 5.750%, 07/31/2027 (D)	110,000	110,275
Hillenbrand, Inc. 5.750%, 06/15/2025	97,000	100,395
Howmet Aerospace, Inc. 5.125%, 10/01/2024	342,000	353,588
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025 (D)	557,000	604,804
4.200%, 05/01/2030 (D)	1,384,000	1,541,818
5.000%, 11/15/2025 (D)	395,000	408,963
IDEX Corp. 3.000%, 05/01/2030	1,000,000	1,043,258
IHS Markit, Ltd.
4.000%, 03/01/2026 (D)	363,000	401,482
4.750%, 02/15/2025 (D)	175,000	196,000
4.750%, 08/01/2028	213,000	249,941
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	745,665
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	364,501	345,505
Kansas City Southern 2.875%, 11/15/2029	500,000	527,627
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (D)	270,000	280,125
Lennox International, Inc. 3.000%, 11/15/2023	800,000	825,243
LSC Communications, Inc. 8.750%, 10/15/2023 (D)(G)	420,000	39,900
Masco Corp. 4.375%, 04/01/2026	400,000	456,619
Otis Worldwide Corp. 2.056%, 04/05/2025 (D)	412,000	431,767
Owens Corning 3.950%, 08/15/2029 (F)	366,000	398,863
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (D)	37,000	37,694
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (D)	218,000	205,334
Southwest Airlines Company 5.250%, 05/04/2025	400,000	421,952
The Boeing Company
3.200%, 03/01/2029	692,000	684,448
5.040%, 05/01/2027	523,000	576,675
5.805%, 05/01/2050	948,000	1,118,549
TransDigm, Inc. 5.500%, 11/15/2027	716,000	625,025
TTX Company 4.200%, 07/01/2046 (D)	700,000	853,325
Tutor Perini Corp. 6.875%, 05/01/2025 (D)	115,000	109,538
Tyco Electronics Group SA 4.875%, 01/15/2021	500,000	511,208
Uber Technologies, Inc. 7.500%, 05/15/2025 to 09/15/2027 (D)	852,000	854,303
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp. 4.163%, 07/15/2022	$1,137,000	$1,209,939
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	448,983	408,595
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	165,550	145,547
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	352,444	293,107
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	517,940	379,637
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	140,256	104,229
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	302,416	249,840
United Parcel Service, Inc. 3.900%, 04/01/2025	363,000	412,075
United Rentals North America, Inc.
3.875%, 11/15/2027	227,000	226,433
4.625%, 10/15/2025	700,000	703,500
4.875%, 01/15/2028	448,000	459,200
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	79,604	64,478
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	467,260
Westinghouse Air Brake Technologies Corp. 3.200%, 06/15/2025	500,000	510,435
XPO Logistics, Inc.
6.250%, 05/01/2025 (D)	40,000	41,900
6.500%, 06/15/2022 (D)	254,000	254,318
		38,435,374
Information technology – 4.1%
Applied Materials, Inc.
1.750%, 06/01/2030	254,000	258,312
2.750%, 06/01/2050	294,000	299,732
Autodesk, Inc. 2.850%, 01/15/2030	204,000	224,570
Broadcom Corp.
3.125%, 01/15/2025	310,000	331,140
3.875%, 01/15/2027	1,827,000	1,975,101
Broadcom, Inc.
4.700%, 04/15/2025 (D)	960,000	1,080,843
4.750%, 04/15/2029 (D)	552,000	626,467
5.000%, 04/15/2030 (D)	636,000	730,839
Citrix Systems, Inc. 3.300%, 03/01/2030	495,000	529,027
CommScope, Inc. 8.250%, 03/01/2027 (D)	436,000	448,077
Dell International LLC
4.900%, 10/01/2026 (D)	597,000	657,330
5.300%, 10/01/2029 (D)	1,309,000	1,449,119
5.850%, 07/15/2025 (D)	195,000	224,024
8.350%, 07/15/2046 (D)	433,000	562,403
Fiserv, Inc.
2.250%, 06/01/2027	400,000	418,203
3.850%, 06/01/2025	614,000	693,160
Gartner, Inc. 4.500%, 07/01/2028 (D)	83,000	83,971

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Infor, Inc. 1.750%, 07/15/2025 (D)	$151,000	$151,631
Jabil, Inc. 3.600%, 01/15/2030	180,000	188,453
KLA Corp. 4.100%, 03/15/2029	340,000	401,163
Lam Research Corp.
3.750%, 03/15/2026	370,000	422,962
4.875%, 03/15/2049	359,000	497,605
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	465,000	559,242
Microchip Technology, Inc.
4.250%, 09/01/2025 (D)	111,000	111,915
4.333%, 06/01/2023	980,000	1,057,185
Micron Technology, Inc.
2.497%, 04/24/2023	606,000	629,295
4.185%, 02/15/2027	970,000	1,074,348
4.663%, 02/15/2030	1,000,000	1,165,648
4.975%, 02/06/2026	225,000	258,154
5.327%, 02/06/2029	1,658,000	1,983,258
Microsoft Corp. 2.525%, 06/01/2050	405,000	419,058
Motorola Solutions, Inc. 4.600%, 02/23/2028 to 05/23/2029	788,000	898,258
NVIDIA Corp. 2.850%, 04/01/2030	422,000	469,321
NXP BV
3.400%, 05/01/2030 (D)	155,000	166,788
3.875%, 06/18/2026 (D)	325,000	363,650
4.625%, 06/01/2023 (D)	710,000	778,761
4.875%, 03/01/2024 (D)	354,000	395,360
Oracle Corp. 2.950%, 04/01/2030 (F)	918,000	1,022,691
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	415,679
2.850%, 10/01/2029	1,818,000	1,989,382
PTC, Inc. 4.000%, 02/15/2028 (D)	76,000	75,435
Qorvo, Inc. 5.500%, 07/15/2026 (F)	150,000	156,000
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	557,622
Seagate HDD Cayman
4.091%, 06/01/2029 (D)	520,000	543,848
4.125%, 01/15/2031 (D)	485,000	508,121
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	575,000	602,025
Tempo Acquisition LLC 6.750%, 06/01/2025 (D)	136,000	137,700
VeriSign, Inc.
4.750%, 07/15/2027	195,000	204,846
5.250%, 04/01/2025	205,000	227,038
Visa, Inc.
2.050%, 04/15/2030	400,000	419,284
2.700%, 04/15/2040	221,000	236,757
VMware, Inc. 4.500%, 05/15/2025	439,000	480,307
Western Digital Corp. 4.750%, 02/15/2026 (F)	386,000	399,510
		30,560,618
Materials – 1.4%
Anglo American Capital PLC
4.125%, 09/27/2022 (D)	400,000	417,059
4.750%, 04/10/2027 (D)	215,000	239,258
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Arconic Corp.
6.000%, 05/15/2025 (D)	$117,000	$120,364
6.125%, 02/15/2028 (D)	53,000	52,987
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (D)	190,000	194,513
Bemis Company, Inc. 3.100%, 09/15/2026	500,000	527,886
Cemex SAB de CV 6.125%, 05/05/2025 (D)	335,000	325,369
CF Industries, Inc. 4.950%, 06/01/2043	175,000	188,615
Commercial Metals Company 5.375%, 07/15/2027	122,000	123,525
Cydsa SAB de CV 6.250%, 10/04/2027 (D)	350,000	342,916
Eastman Chemical Company 4.500%, 01/15/2021	68,000	68,452
EI du Pont de Nemours and Company 1.700%, 07/15/2025	211,000	217,849
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (D)	175,000	165,813
7.500%, 04/01/2025 (D)	226,000	216,395
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	500,000	490,000
Georgia-Pacific LLC 2.300%, 04/30/2030 (D)	1,094,000	1,139,717
Huntsman International LLC 4.500%, 05/01/2029	500,000	526,412
Mauser Packaging Solutions Holding Company 8.500%, 04/15/2024 (D)	54,000	56,498
Methanex Corp.
4.250%, 12/01/2024	293,000	266,264
5.250%, 12/15/2029	387,000	340,552
5.650%, 12/01/2044	450,000	354,510
Newmont Corp. 2.800%, 10/01/2029	223,000	235,127
Norbord, Inc. 6.250%, 04/15/2023 (D)	120,000	126,600
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (D)	380,000	399,000
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (D)	173,000	179,920
Standard Industries, Inc. 5.000%, 02/15/2027 (D)	73,000	73,913
Steel Dynamics, Inc. 3.250%, 01/15/2031	75,000	76,221
Syngenta Finance NV
4.441%, 04/24/2023 (D)	535,000	561,511
5.676%, 04/24/2048 (D)	145,000	146,744
The Mosaic Company 4.250%, 11/15/2023	600,000	628,979
The Sherwin-Williams Company 4.200%, 01/15/2022	1,000,000	1,039,435
Vulcan Materials Company 3.500%, 06/01/2030	323,000	350,753
WR Grace & Company 4.875%, 06/15/2027 (D)	143,000	144,863
		10,338,020
Real estate – 2.8%
American Homes 4 Rent LP 4.250%, 02/15/2028	415,000	443,741
American Tower Corp.
2.400%, 03/15/2025	312,000	327,975
2.950%, 01/15/2025	341,000	370,728

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Tower Corp. (continued)
3.550%, 07/15/2027	$662,000	$737,792
3.800%, 08/15/2029	280,000	318,166
5.000%, 02/15/2024	670,000	762,846
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	633,238
Crown Castle International Corp.
2.250%, 01/15/2031	624,000	628,504
3.300%, 07/01/2030	532,000	580,842
3.700%, 06/15/2026	500,000	557,646
4.150%, 07/01/2050	508,000	583,907
CubeSmart LP 4.375%, 02/15/2029	600,000	697,321
CyrusOne LP 3.450%, 11/15/2029	375,000	390,356
EPR Properties 4.950%, 04/15/2028	350,000	334,137
Equinix, Inc.
1.800%, 07/15/2027	156,000	156,161
2.900%, 11/18/2026	1,000,000	1,077,920
3.200%, 11/18/2029	551,000	598,099
5.375%, 05/15/2027	275,000	300,025
ERP Operating LP 3.375%, 06/01/2025	300,000	329,777
Essex Portfolio LP 3.625%, 05/01/2027	500,000	554,851
GLP Capital LP 5.375%, 04/15/2026	382,000	417,480
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	500,000	540,194
3.750%, 07/01/2027	600,000	633,005
Healthpeak Properties, Inc. 3.875%, 08/15/2024	800,000	879,319
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	807,114
National Retail Properties, Inc. 3.300%, 04/15/2023	660,000	687,306
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	512,374
SBA Communications Corp.
3.875%, 02/15/2027 (D)	408,000	405,960
4.875%, 09/01/2024	700,000	717,563
SBA Tower Trust
2.836%, 01/15/2025 (D)	477,000	491,793
3.722%, 04/11/2023 (D)	543,000	563,478
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	497,907
The GEO Group, Inc. 6.000%, 04/15/2026	96,000	73,680
Ventas Realty LP
3.500%, 02/01/2025	343,000	354,018
4.750%, 11/15/2030	1,000,000	1,123,368
VICI Properties LP 4.625%, 12/01/2029 (D)	55,000	53,625
Weingarten Realty Investors 3.375%, 10/15/2022	1,050,000	1,071,648
Welltower, Inc. 2.700%, 02/15/2027	400,000	415,619
		20,629,483
Utilities – 2.0%
ABY Transmision Sur SA 6.875%, 04/30/2043 (D)	214,456	276,112
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Ameren Corp. 3.500%, 01/15/2031	$1,000,000	$1,117,846
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	283,250
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,425,075
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	792,076
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	568,995
3.950%, 04/01/2050	500,000	595,000
Dominion Energy, Inc.
3.375%, 04/01/2030	727,000	804,230
3.600%, 03/15/2027	500,000	553,081
DPL, Inc. 4.125%, 07/01/2025 (D)	216,000	216,060
Edison International 3.550%, 11/15/2024	700,000	739,120
Emera US Finance LP 3.550%, 06/15/2026	248,000	278,302
Empresa Electrica Angamos SA 4.875%, 05/25/2029 (D)	156,500	163,230
FirstEnergy Corp. 2.650%, 03/01/2030	254,000	265,055
Greenko Dutch BV
4.875%, 07/24/2022 (D)	215,000	212,313
5.250%, 07/24/2024 (D)	145,000	143,246
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (D)	210,000	155,402
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (D)	170,000	194,461
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	767,478
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (D)	323,000	322,532
4.500%, 09/15/2027 (D)	245,000	256,106
NiSource, Inc. 3.600%, 05/01/2030	208,000	237,658
NRG Energy, Inc. 3.750%, 06/15/2024 (D)	270,000	285,043
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	792,150
PPL Capital Funding, Inc. 3.400%, 06/01/2023	1,160,000	1,228,217
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	1,106,224
Vistra Operations Company LLC
3.700%, 01/30/2027 (D)	554,000	570,432
4.300%, 07/15/2029 (D)	520,000	546,588
		14,895,282
TOTAL CORPORATE BONDS (Cost $322,382,762)		$344,602,508
CONVERTIBLE BONDS – 0.1%
Energy – 0.1%
Cheniere Energy, Inc. (4.875% Cash or 4.875% PIK) 4.875%, 05/28/2021 (D)	526,000	531,102
TOTAL CONVERTIBLE BONDS (Cost $536,512)		$531,102

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Bank (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 12/15/2024 (B)(E)	$425,000	$359,140
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 08/03/2020 (B)(E)	1,045,000	863,170
		1,222,310
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,388,350)		$1,222,310
MUNICIPAL BONDS – 0.5%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	1,026,800
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	393,000	369,129
4.131%, 06/15/2042	40,000	37,256
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	465,000	531,156
State of Connecticut 2.677%, 07/01/2030	250,000	265,670
The School District of Philadelphia (Pennsylvania)
5.995%, 09/01/2030	315,000	406,038
6.765%, 06/01/2040	1,010,000	1,279,428
TOTAL MUNICIPAL BONDS (Cost $3,806,167)		$3,915,477
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.1%
Commercial and residential – 6.2%
Americold LLC
Series 2010-ARTA, Class C, 6.811%, 01/14/2029 (D)	1,350,000	1,352,361
Series 2010-ARTA, Class D, 7.443%, 01/14/2029 (D)	1,789,000	1,792,474
AOA Mortgage Trust Series 2015-1177, Class C 3.110%, 12/13/2029 (D)(I)	120,000	120,293
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 1.087%, 05/15/2053 (D)	4,349,826	314,679
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (D)(I)	480,594	493,404
Series 2019-2, Class A1, 3.347%, 04/25/2049 (D)(I)	434,055	444,271
Series 2019-3, Class A1, 2.962%, 10/25/2048 (D)(I)	269,087	274,940
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (D)(I)	231,000	145,739
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK23 9.718%, 09/27/2022 (D)(J)	500,000	404,890
BANK Series 2019-BN20, Class ASB 2.933%, 09/15/2062	400,000	436,288
Barclays Commercial Mortgage Trust Series 2019-C5, Class A2 3.043%, 11/15/2052	312,000	331,207
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month LIBOR + 0.525%), 0.710%, 04/25/2035 (B)(D)	$255,911	$237,700
Series 2005-4A, Class A2 (1 month LIBOR + 0.390%), 0.575%, 01/25/2036 (B)(D)	150,440	141,239
Series 2006-2A, Class A2 (1 month LIBOR + 0.280%), 0.465%, 07/25/2036 (B)(D)	220,823	198,374
BBCMS Mortgage Trust
Series 2018-TALL, Class E (1 month LIBOR + 2.437%), 2.622%, 03/15/2037 (B)(D)	223,000	189,962
Series 2020-C6, Class A2, 2.690%, 02/15/2053	206,000	215,942
BBCMS Trust
Series 2015-MSQ, Class D, 4.123%, 09/15/2032 (D)(I)	140,000	137,725
Series 2015-SRCH, Class D, 5.122%, 08/10/2035 (D)(I)	329,000	345,483
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	429,049	439,342
Benchmark Mortgage Trust
Series 2019-B10, Class A2, 3.614%, 03/15/2062	410,000	442,245
Series 2019-B11, Class A2, 3.410%, 05/15/2052	315,000	337,856
Series 2019-B12, Class A2, 3.001%, 08/15/2052	410,000	434,840
Series 2019-B13, Class A2, 2.889%, 08/15/2057	418,000	441,172
Series 2019-B14, Class A2, 2.915%, 12/15/2062	426,000	451,684
Series 2019-B15, Class XA IO, 0.948%, 12/15/2072	9,978,337	600,132
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (D)(I)	195,540	199,075
BWAY Mortgage Trust Series 2015-1740, Class XA IO 1.023%, 01/10/2035 (D)	3,705,000	51,521
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) 1.506%, 03/15/2037 (B)(D)	260,000	248,054
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 1.935%, 12/15/2037 (B)(D)	121,000	116,757
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	891,049
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) 2.335%, 07/15/2032 (B)(D)	232,040	226,446
CHL Mortgage Pass Through Trust Series 2004-HYB2, Class 4A 3.866%, 07/20/2034 (I)	510,835	487,454

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	$600,000	$689,499
Series 2018-C5, Class XA IO, 0.755%, 06/10/2051	17,398,181	705,296
Series 2019-C7, Class XA IO, 1.007%, 12/15/2072	15,972,391	1,001,070
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (D)	170,000	176,066
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (D)	158,000	169,991
COLT Mortgage Loan Trust
Series 2019-2, Class A1, 3.337%, 05/25/2049 (D)(I)	162,613	164,547
Series 2020-1, Class A1, 2.488%, 02/25/2050 (D)(I)	204,493	206,711
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	1,400,000	1,487,563
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.790%, 08/15/2045	9,241,202	243,018
Series 2012-CR3, Class XA IO, 2.011%, 10/15/2045	9,162,727	294,481
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (I)	330,000	349,999
Series 2013-CR8, Class AM, 3.946%, 06/10/2046 (D)(I)	1,000,000	1,052,930
Series 2014-CR15, Class C, 4.894%, 02/10/2047 (I)	800,000	821,088
Series 2014-CR15, Class XA IO, 1.085%, 02/10/2047	9,074,309	236,076
Series 2014-CR16, Class C, 5.092%, 04/10/2047 (I)	400,000	377,620
Series 2014-CR20, Class A3, 3.326%, 11/10/2047	780,000	827,199
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,101,248
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.585%, 05/10/2051	5,038,163	150,711
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class XA IO, 2.284%, 12/10/2044 (D)	4,033,275	92,065
Series 2013-300P, Class D, 4.540%, 08/10/2030 (D)(I)	377,000	382,133
Series 2013-300P, Class E, 4.540%, 08/10/2030 (D)(I)	700,000	629,336
Series 2014-LC15, Class C, 5.150%, 04/10/2047 (I)	400,000	381,345
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	159,000	163,664
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (D)	124,000	121,616
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.330%, 03/10/2047	4,214,426	141,460
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO 1.050%, 02/15/2038 (D)	$131,976	$3
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) 1.785%, 05/15/2036 (B)(D)	460,000	445,631
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4 2.763%, 09/15/2052	425,000	454,685
CSMC Trust
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (D)	460,431	469,913
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (D)(I)	284,296	288,667
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 1.094%, 07/19/2044 (B)	479,706	429,460
FREMF Mortgage Trust
Series 2011-K10, Class B, 4.735%, 11/25/2049 (D)(I)	1,000,000	1,004,221
Series 2011-K11, Class B, 4.567%, 12/25/2048 (D)(I)	875,000	883,145
Series 2017-K67, Class B, 4.079%, 09/25/2049 (D)(I)	445,000	478,197
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (D)	472,161	491,880
GCAT Trust Series 2020-NQM1, Class A1 2.247%, 01/25/2060 (D)	484,732	488,970
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM 5.606%, 12/10/2049 (I)	100,462	82,980
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO, 1.834%, 07/10/2039 (D)	356,737	121
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(I)	859,800	850,783
Series 2015-590M, Class C, 3.932%, 10/10/2035 (D)(I)	150,000	147,063
Series 2015-GC30, Class A3, 3.119%, 05/10/2050	419,230	447,499
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	205,000	223,933
Series 2016-RENT, Class D, 4.202%, 02/10/2029 (D)(I)	249,000	245,828
Series 2017-485L, Class C, 4.115%, 02/10/2037 (D)(I)	155,000	150,504
Series 2019-GC39, Class A2, 3.457%, 05/10/2052	474,000	506,765
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	380,000	403,591
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (D)	256,000	255,433
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	12,010,890	181,596
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	12,976,486	168,127

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	$11,555,438	$155,727
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.050%) 1.235%, 12/15/2034 (B)(D)	1,000,000	944,928
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	172,000	182,054
Series 2017-APTS, Class CFX, 3.613%, 06/15/2034 (D)(I)	123,000	116,711
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.279%, 05/15/2048 (D)(I)	325,000	336,607
Series 2013-IRV, Class XA IO, 1.211%, 05/15/2048 (D)	7,316,613	114,506
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO, 0.723%, 08/15/2046	6,198,355	86,871
Series 2015-C31, Class A3, 3.801%, 08/15/2048	315,000	347,420
Series 2016-C1, Class A4, 3.311%, 03/15/2049	155,000	169,021
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X IO, 0.289%, 05/15/2045	530,812	4
Series 2011-C3, Class XA IO, 1.136%, 02/15/2046 (D)	8,841,978	23,567
Series 2011-C4, Class XA IO, 1.327%, 07/15/2046 (D)	2,150,288	13,467
Series 2012-HSBC, Class XA IO, 1.582%, 07/05/2032 (D)	10,043,217	248,826
Series 2015-JP1, Class A4, 3.650%, 01/15/2049	685,000	755,300
Series 2015-JP1, Class A5, 3.914%, 01/15/2049	165,000	184,038
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (D)	258,000	262,159
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 1.535%, 05/15/2036 (B)(D)	185,000	178,282
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.331%, 04/21/2034 (I)	107,381	105,556
Series 2004-8, Class 5A1, 4.380%, 08/25/2034 (I)	135,079	137,252
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	240,925	252,612
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 0.645%, 03/25/2030 (B)	21,890	20,764
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (D)	4,884,142	49
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.579%, 08/15/2045 (D)	$9,700,212	$215,236
Series 2012-C6, Class XA IO, 1.763%, 11/15/2045 (D)	5,900,184	159,579
Series 2013-C7, Class XA IO, 1.474%, 02/15/2046	10,602,309	293,856
Series 2014-C17, Class XA IO, 1.265%, 08/15/2047	12,014,004	380,249
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO, 0.714%, 07/15/2049 (D)	6,613,079	27,964
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 1.585%, 11/15/2034 (B)(D)	298,000	288,648
Series 2019-L3, Class XA IO, 0.766%, 11/15/2052	21,480,722	1,016,010
MSCG Trust Series 2016-SNR, Class D 6.550%, 11/15/2034 (D)	186,150	182,705
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.917%, 11/15/2032 (D)(I)	135,000	132,755
Series 2018-ALXA, Class C, 4.460%, 01/15/2043 (D)(I)	168,000	169,095
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	90,079
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA 3.500%, 08/25/2058	459,756	501,011
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.200%) 0.390%, 05/20/2035 (B)	62,282	59,251
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, 3.793%, 03/25/2048 (D)(I)	103,230	104,590
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(I)	234,088	236,054
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (D)(I)	50,203	48,994
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.456%, 05/10/2063 (D)	5,975,461	129,063
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (D)(I)	395,720	403,134
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%), 0.555%, 01/25/2045 (B)	522,460	493,276
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 1.025%, 07/25/2045 (B)	417,026	377,821
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%), 0.905%, 07/25/2045 (B)	333,124	301,387

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	$240,552	$241,299
Wells Fargo Commercial Mortgage Trust
Series 2017-SMP, Class D (1 month LIBOR + 1.650%), 1.835%, 12/15/2034 (B)(D)	505,000	406,792
Series 2019-C54, Class A3, 2.892%, 12/15/2052	500,000	545,545
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO, 1.477%, 03/15/2044 (D)	11,877,585	82,787
Series 2012-C10, Class XA IO, 1.679%, 12/15/2045 (D)	5,885,726	182,506
Series 2012-C9, Class XA IO, 2.048%, 11/15/2045 (D)	6,965,393	233,922
		45,949,654
U.S. Government Agency – 1.9%
Federal Home Loan Mortgage Corp.
Series 2015-DN1, Class M3 (1 month LIBOR + 4.150%), 4.335%, 01/25/2025 (B)	109,177	110,809
Series 2015-HQ1, Class M3 (1 month LIBOR + 3.800%), 3.985%, 03/25/2025 (B)	103,074	104,520
Series 290, Class IO, 3.500%, 11/15/2032	1,521,906	173,464
Series 3387, Class SB IO, 6.235%, 11/15/2037	1,193,825	229,996
Series 3632, Class AP, 3.000%, 02/15/2040	936,577	993,803
Series K011, Class X1 IO, 0.323%, 11/25/2020	44,666,055	4,726
Series K014, Class X1 IO, 1.324%, 04/25/2021	8,769,145	53,476
Series K015, Class X1 IO, 1.739%, 07/25/2021	8,537,689	89,443
Series K018, Class X1 IO, 1.445%, 01/25/2022	3,067,429	44,721
Series K021, Class A2, 2.396%, 06/25/2022	1,000,000	1,029,802
Series K021, Class X1 IO, 1.548%, 06/25/2022	11,580,657	255,074
Series K022, Class X1 IO, 1.317%, 07/25/2022	2,447,073	47,409
Series K026, Class X1 IO, 1.091%, 11/25/2022	10,046,804	185,889
Series K040, Class A2, 3.241%, 09/25/2024	370,000	407,167
Series KAIV, Class X1 IO, 1.225%, 06/25/2021	28,624,670	153,952
Series KIR3, Class A1, 3.038%, 08/25/2027	695,000	763,520
Series KS01, Class X1 IO, 1.336%, 01/25/2023	5,255,656	115,792
Series T-41, Class 3A, 5.292%, 07/25/2032 (I)	53,494	60,647
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	7,409	8,565
Series 2002-W3, Class A5, 7.500%, 11/25/2041	60,000	73,434
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2010-15, Class KA, 4.000%, 03/25/2039	$134,609	$137,540
Series 2011-41, Class KA, 4.000%, 01/25/2041	238,081	251,178
Series 2011-86, Class NA, 4.000%, 01/25/2041	344,299	355,093
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	1,569,960	185,839
Series 2012-21, Class PA, 2.000%, 03/25/2041	2,128,175	2,187,880
Series 2012-38, Class PA, 2.000%, 09/25/2041	751,501	770,665
Series 2012-M5, Class X IO, 0.636%, 02/25/2022	8,874,806	52,646
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 4.485%, 02/25/2025 (B)	219,067	220,835
Series 2015-C02, Class 2M2 (1 month LIBOR + 4.000%), 4.185%, 05/25/2025 (B)	44,543	44,974
Series 2015-C03, Class 2M2 (1 month LIBOR + 5.000%), 5.185%, 07/25/2025 (B)	190,076	194,129
Series 2018-C02, Class 2M2 (1 month LIBOR + 2.200%), 2.385%, 08/25/2030 (B)	77,880	76,126
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.535%, 01/25/2031 (B)	45,822	44,801
Series 2020-M17, Class X1 IO, 1.557%, 01/25/2028	4,992,432	402,943
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.185%, 01/25/2040 (B)(D)	500,000	473,351
Government National Mortgage Association
Series 2008-90, Class IO, 1.943%, 12/16/2050	2,354,742	567,566
Series 2010-147, Class SA IO, 5.980%, 05/20/2040	1,270,711	117,266
Series 2010-85, Class SB IO, 6.405%, 03/16/2040	1,365,906	238,460
Series 2012-114, Class IO, 0.772%, 01/16/2053	647,674	23,751
Series 2012-120, Class IO, 0.767%, 02/16/2053	7,197,533	288,206
Series 2012-70, Class IO, 0.359%, 08/16/2052	4,244,081	37,070
Series 2015-41, Class IO, 0.557%, 09/16/2056	8,069,834	285,960
Series 2016-174, Class IO, 0.863%, 11/16/2056	833,564	53,498
Series 2017-109, Class IO, 0.599%, 04/16/2057	1,927,148	91,432
Series 2017-124, Class IO, 0.668%, 01/16/2059	2,233,743	118,904
Series 2017-135, Class IO, 0.857%, 10/16/2058	1,543,468	95,087
Series 2017-140, Class IO, 0.618%, 02/16/2059	1,103,673	60,206
Series 2017-159, Class IO, 0.538%, 06/16/2059	1,809,354	83,365

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-169, Class IO, 0.727%, 01/16/2060	$3,798,706	$226,909
Series 2017-20, Class IO, 0.732%, 12/16/2058	3,976,653	206,380
Series 2017-22, Class IO, 0.942%, 12/16/2057	527,051	34,012
Series 2017-41, Class IO, 0.760%, 07/16/2058	1,759,953	98,224
Series 2017-46, Class IO, 0.616%, 11/16/2057	1,591,506	78,026
Series 2017-61, Class IO, 0.763%, 05/16/2059	858,678	52,852
Series 2018-158, Class IO, 0.691%, 05/16/2061	2,503,354	171,570
Series 2018-35, Class IO, 0.528%, 03/16/2060	2,784,034	140,573
Series 2018-43, Class IO, 0.577%, 05/16/2060	4,226,892	216,589
Series 2018-69, Class IO, 0.574%, 04/16/2060	2,538,515	140,665
Series 2018-81, Class IO, 0.453%, 01/16/2060	599,991	29,347
Series 2018-9, Class IO, 0.557%, 01/16/2060	2,993,939	160,281
Series 2019-131, Class IO, 0.931%, 07/16/2061	2,309,235	170,119
		14,090,527
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,241,494)		$60,040,181
ASSET BACKED SECURITIES – 6.5%
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 1.085%, 09/25/2034 (B)	853,311	841,993
Ameriquest Mortgage Securities, Inc. Series 2005-R10, Class M1 (1 month LIBOR + 0.410%) 0.595%, 01/25/2036 (B)	35,900	35,871
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.503%, 08/25/2027 (I)	34	35
Applebee's Funding LLC
Series 2019-1A, Class A2I 4.194%, 06/07/2049 (D)	575,000	509,640
Series 2019-1A, Class A2II 4.723%, 06/07/2049 (D)	500,000	430,195
Arby's Funding LLC Series 2015-1A, Class A2 4.969%, 10/30/2045 (D)	391,550	398,970
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	931,482
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	439,000	432,853
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	333,000	322,059
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	$234,685	$233,578
Business Loan Express SBA Loan Trust Series 2005-1A, Class A (1 month LIBOR + 0.300%) 0.485%, 06/27/2033 (B)(D)	228,351	208,824
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	3,500,000	3,516,844
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.695%, 09/16/2024 (B)	3,123,000	3,136,403
CARS-DB4 LP
Series 2020-1A, Class A4 3.190%, 02/15/2050 (D)	1,000,000	972,899
Series 2020-1A, Class B1 4.170%, 02/15/2050 (D)	331,000	309,216
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 1.385%, 01/25/2035 (B)	156,736	141,228
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%) 0.735%, 06/15/2023 (B)	4,500,000	4,516,243
Citibank Credit Card Issuance Trust
Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 0.955%, 05/14/2029 (B)	565,000	566,202
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 0.545%, 08/08/2024 (B)	3,000,000	3,009,891
CLI Funding LLC Series 2018-1A, Class A 4.030%, 04/18/2043 (D)	362,210	366,939
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (D)	334,650	320,125
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (I)	140,725	146,277
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	6,089	4,934
Corevest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (D)	103,128	105,791
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,560,000	2,658,018
Cronos Containers Program I, Ltd. Series 2013-1A, Class A 3.080%, 04/18/2028 (D)	510,000	507,284
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B 4.495%, 02/25/2035	40,107	40,149
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (D)	210,163	217,005
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	161,288	170,671
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (D)	972,650	1,003,765

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	$604,500	$651,953
Series 2017-1A, Class A2II 3.082%, 07/25/2047 (D)	975,000	995,846
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (D)	553,900	575,170
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (D)	672,915	676,732
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, 04/30/2047 (D)	194,000	183,107
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.040%, 08/15/2031 (D)	516,000	524,319
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A 3.060%, 04/15/2026	623,000	651,735
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A 2.900%, 04/15/2026 (D)	580,000	604,379
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 10/15/2025 (D)	480,000	516,142
GSRPM Mortgage Loan Trust Series 2006-1, Class A1 (1 month LIBOR + 0.300%) 0.485%, 03/25/2035 (B)(D)	45,528	45,345
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	287,459	283,685
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	113,901	116,031
InSite Issuer LLC
Series 2016-1A, Class A 2.883%, 11/15/2046 (D)	750,000	760,934
Series 2016-1A, Class B 4.557%, 11/15/2046 (D)	500,000	514,901
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	228,850	234,207
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (D)	228,850	235,823
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (D)	140,000	144,215
Long Beach Mortgage Loan Trust Series 2004-1, Class M3 (1 month LIBOR + 1.050%) 1.235%, 02/25/2034 (B)	39,588	39,485
MelTel Land Funding LLC Series 2019-1A, Class A 3.768%, 04/15/2049 (D)	256,423	262,951
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (D)(I)	137,235	144,944
MVW Owner Trust
Series 2015-1A, Class A 2.520%, 12/20/2032 (D)	29,239	28,983
Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	244,560	249,949
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	147,358	153,948
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	$553,000	$568,193
New Residential Mortgage LLC
Series 2018-FNT1, Class A 3.610%, 05/25/2023 (D)	220,526	220,024
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (D)	117,813	115,097
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (D)	89,919	90,419
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (D)	275,766	277,336
Option One Mortgage Loan Trust Series 2004-1, Class M1 (1 month LIBOR + 0.900%) 1.085%, 01/25/2034 (B)	272,415	261,529
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	185,000	189,886
Progress Residential Trust Series 2020-SFR1, Class A 1.732%, 04/17/2037 (D)	359,000	361,606
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	116,655	120,092
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	532,000	556,359
SCF Equipment Leasing LLC Series 2019-1A, Class A2 3.230%, 10/20/2024 (D)	186,000	184,818
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (D)	382,113	392,426
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	161,021	164,159
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (D)	121,567	123,424
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	526,000	543,260
Sonic Capital LLC Series 2020-1A, Class A2I 3.845%, 01/20/2050 (D)	307,970	322,786
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (D)	247,488	196,040
Taco Bell Funding LLC
Series 2016-1A, Class A2II 4.377%, 05/25/2046 (D)	679,000	681,152
Series 2018-1A, Class A2I 4.318%, 11/25/2048 (D)	495,455	505,998
TAL Advantage V LLC Series 2014-1A, Class A 3.510%, 02/22/2039 (D)	328,167	326,187
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.904%, 10/25/2053 (D)(I)	105,000	108,586
Series 2015-2, Class 1M2 3.745%, 11/25/2060 (D)(I)	245,000	257,277
Series 2015-6, Class M2 3.750%, 04/25/2055 (D)(I)	1,000,000	1,051,941

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-1, Class A1 2.750%, 10/25/2056 (D)(I)	$93,381	$95,552
Series 2017-2, Class A1 2.750%, 04/25/2057 (D)(I)	49,496	50,367
Series 2018-1, Class A1 3.000%, 01/25/2058 (D)(I)	136,570	141,480
Series 2018-3, Class A1 3.750%, 05/25/2058 (D)(I)	180,043	193,286
Series 2018-4, Class A1 3.000%, 06/25/2058 (D)(I)	408,593	431,131
Series 2018-5, Class A1A 3.250%, 07/25/2058 (D)(I)	72,924	76,340
Series 2018-6, Class A1A 3.750%, 03/25/2058 (D)(I)	554,881	583,737
Series 2019-1, Class A1 3.750%, 03/25/2058 (D)(I)	281,154	302,660
Series 2019-4, Class A1 2.900%, 10/25/2059 (D)(I)	327,641	344,650
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (D)	1,135,000	1,208,033
Series 2020-1A, Class A 1.350%, 05/25/2033 (D)	346,000	351,172
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/2043 (D)	259,625	258,903
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.072%, 02/16/2043 (D)	263,700	271,006
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	176,398	176,986
Westgate Resorts LLC Series 2017-1A, Class A 3.050%, 12/20/2030 (D)	133,019	132,792
Westlake Automobile Receivables Trust
Series 2019-1A, Class C 3.450%, 03/15/2024 (D)	190,000	194,750
Series 2019-2A, Class A2A 2.570%, 02/15/2023 (D)	473,787	477,234
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (D)	160,175	119,890
TOTAL ASSET BACKED SECURITIES (Cost $47,017,507)		$47,678,732
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	180,604
Financials – 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.177% (B)	8,934	200,300
Wells Fargo & Company, 7.500%	55	71,335
		271,635
Information technology – 0.1%
Broadcom, Inc., 8.000%	332	369,964
Utilities – 0.1%
Dominion Energy, Inc., 7.250%	550	55,737
DTE Energy Company, 6.250%	669	28,312
NextEra Energy, Inc., 5.279%	5,300	224,985
The Southern Company, 6.750%	831	36,614
		345,648
TOTAL PREFERRED SECURITIES (Cost $1,221,607)		$1,167,851
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ESCROW CERTIFICATES – 0.0%
Stearns Holdings LLC 9.375%, 08/15/2020 (C)(D)(H)	$46,000	$5,304
TOTAL ESCROW CERTIFICATES (Cost $0)		$5,304
SHORT-TERM INVESTMENTS – 9.7%
Short-term funds – 9.3%
John Hancock Collateral Trust, 0.2429% (K)(L)	424,837	4,253,166
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (K)	64,797,092	64,797,092
		69,050,258
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $2,978,000 on 7-1-20, collateralized by $3,030,600 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $3,037,660)	$2,978,000	2,978,000
TOTAL SHORT-TERM INVESTMENTS (Cost $72,028,333)		$72,028,258
Total Investments (Active Bond Trust) (Cost $761,568,626) – 108.3%		$800,269,621
Other assets and liabilities, net – (8.3%)		(61,585,197)
TOTAL NET ASSETS – 100.0%		$738,684,424
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $134,981,016 or 18.3% of the fund's net assets as of 6-30-20.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	All or a portion of this security is on loan as of 6-30-20.
(G)	Non-income producing - Issuer is in default.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
Active Bond Trust (continued)
(K)	The rate shown is the annualized seven-day yield as of 6-30-20.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	84	Short	Sep 2020	$(11,610,076)	$(11,690,437)	$(80,361)
Ultra U.S. Treasury Bond Futures	7	Short	Sep 2020	(1,525,047)	(1,527,094)	(2,047)
						$(82,408)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.2%
U.S. Government – 14.9%
U.S. Treasury Bonds
1.250%, 05/15/2050	$7,561,000	$7,258,855
2.000%, 02/15/2050	4,301,000	4,922,965
2.750%, 11/15/2042	19,458,000	24,916,881
2.875%, 05/15/2043	12,977,000	16,949,179
3.125%, 08/15/2044	8,218,000	11,202,803
U.S. Treasury Notes
0.125%, 05/31/2022 to 06/30/2022	8,927,000	8,921,278
0.250%, 06/15/2023 to 06/30/2025	12,571,000	12,578,639
0.500%, 05/31/2027 to 06/30/2027	1,231,000	1,232,535
0.625%, 05/15/2030	2,321,000	2,313,928
1.125%, 05/15/2040	10,398,000	10,299,706
1.375%, 01/31/2021 to 05/31/2021	34,186,000	34,493,445
2.250%, 04/30/2021	4,770,000	4,852,171
2.500%, 02/28/2026	3,243,000	3,631,020
3.125%, 05/15/2021	4,453,000	4,567,456
		148,140,861
U.S. Government Agency – 38.3%
Federal Home Loan Mortgage Corp.
2.500%, 05/01/2031	86,145	90,950
3.000%, 02/01/2050	187,843	200,104
3.500%, 02/01/2048 to 11/01/2049	6,011,486	6,437,965
4.000%, 01/01/2035 to 11/01/2049	30,887,843	33,760,942
4.500%, 06/01/2039 to 08/01/2049	12,352,313	13,649,151
5.000%, 09/01/2048 to 03/01/2049	4,406,612	4,952,582
Federal National Mortgage Association
2.000%, TBA (A)	34,500,000	35,537,292
2.500%, TBA (A)	76,600,000	79,644,767
2.500%, 11/01/2028 to 08/01/2031	1,485,077	1,555,872
2.662%, (12 month LIBOR + 1.586%), 01/01/2046 (B)	2,988,478	3,096,512
2.755%, (12 month LIBOR + 1.579%), 06/01/2045 (B)	838,872	867,854
3.000%, TBA (A)	3,700,000	3,895,262
3.000%, 12/01/2034 to 02/01/2050	2,658,714	2,841,741
3.500%, 09/01/2032 (A)	1,267,117	1,332,074
3.500%, 06/01/2049 to 11/01/2049	2,432,091	2,582,160
4.000%, 07/01/2033 to 01/01/2059	43,874,150	48,275,308
4.500%, 05/01/2034 to 01/01/2059	34,295,132	38,391,696
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
5.000%, 07/01/2044 to 11/01/2049	$33,510,668	$37,823,569
5.500%, 12/01/2048 to 06/01/2049	4,244,933	4,787,038
Government National Mortgage Association
2.000%, TBA (A)	700,000	724,810
2.500%, TBA (A)	1,800,000	1,885,970
3.000%, TBA (A)	3,100,000	3,270,037
3.000%, 02/20/2050 to 03/20/2050	4,683,998	5,022,551
3.500%, 01/20/2048 to 08/20/2049	3,035,588	3,291,100
4.000%, 06/20/2047 to 07/20/2049	21,949,203	23,666,242
4.500%, 08/15/2047 to 05/20/2049	6,690,210	7,303,376
5.000%, 12/20/2039 to 03/20/2049	15,905,731	17,455,704
		382,342,629
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $522,042,418)		$530,483,490
FOREIGN GOVERNMENT OBLIGATIONS – 1.5%
Colombia – 0.1%
Republic of Colombia 3.125%, 04/15/2031	785,000	778,335
Indonesia – 0.1%
Republic of Indonesia 4.450%, 04/15/2070	560,000	643,827
Israel – 0.1%
State of Israel
3.375%, 01/15/2050	303,000	331,912
4.500%, 04/03/2120	337,000	434,730
		766,642
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	816,000	853,149
Mexico – 0.5%
Government of Mexico
3.250%, 04/16/2030 (C)	1,231,000	1,219,933
3.900%, 04/27/2025 (C)	815,000	872,865
4.500%, 04/22/2029	1,796,000	1,953,150

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
4.600%, 02/10/2048	$387,000	$401,513
4.750%, 03/08/2044	422,000	443,100
5.000%, 04/27/2051	439,000	473,023
		5,363,584
Paraguay – 0.1%
Republic of Paraguay
4.950%, 04/28/2031 (C)(D)	561,000	625,515
5.400%, 03/30/2050 (D)	817,000	945,678
		1,571,193
Peru – 0.1%
Republic of Peru
2.392%, 01/23/2026	384,000	398,784
2.783%, 01/23/2031	224,000	238,896
		637,680
Qatar – 0.2%
State of Qatar
3.400%, 04/16/2025 (D)	1,282,000	1,394,185
3.750%, 04/16/2030 (D)	913,000	1,039,626
		2,433,811
United Arab Emirates – 0.2%
Republic of United Arab Emirates 2.500%, 04/16/2025 (D)	1,815,000	1,907,220
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,058,806)		$14,955,441
CORPORATE BONDS – 34.4%
Communication services – 3.3%
AT&T, Inc.
2.300%, 06/01/2027	1,020,000	1,053,103
2.750%, 06/01/2031	1,020,000	1,055,176
3.000%, 02/15/2022 to 06/30/2022	1,271,000	1,325,862
3.400%, 05/15/2025	1,230,000	1,352,454
3.500%, 06/01/2041	340,000	357,062
3.600%, 02/17/2023	588,000	631,134
3.650%, 06/01/2051	323,000	336,950
3.850%, 06/01/2060	340,000	360,331
3.900%, 03/11/2024	351,000	387,521
4.300%, 02/15/2030	734,000	857,540
4.500%, 03/09/2048	594,000	697,029
4.850%, 03/01/2039	309,000	372,580
5.150%, 02/15/2050	295,000	378,122
5.250%, 03/01/2037	181,000	223,736
5.350%, 12/15/2043	153,000	192,824
5.375%, 10/15/2041	246,000	308,373
Charter Communications Operating LLC
4.464%, 07/23/2022	303,000	323,052
4.800%, 03/01/2050	256,000	290,152
Comcast Corp.
1.950%, 01/15/2031	1,190,000	1,211,979
2.650%, 02/01/2030	460,000	500,157
2.800%, 01/15/2051	521,000	532,472
3.100%, 04/01/2025	649,000	712,899
3.700%, 04/15/2024	615,000	682,481
3.750%, 04/01/2040	775,000	911,602
3.950%, 10/15/2025	556,000	637,147
4.150%, 10/15/2028	797,000	958,826
4.600%, 10/15/2038	778,000	990,773
Discovery Communications LLC 3.625%, 05/15/2030	259,000	283,271
The Walt Disney Company
3.500%, 05/13/2040	388,000	422,785
3.600%, 01/13/2051	348,000	386,954
3.800%, 05/13/2060	242,000	277,122
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Time Warner Cable LLC 6.550%, 05/01/2037	$219,000	$288,027
T-Mobile USA, Inc.
1.500%, 02/15/2026 (D)	846,000	845,941
2.050%, 02/15/2028 (D)	1,117,000	1,117,525
2.550%, 02/15/2031 (D)	1,507,000	1,512,305
3.500%, 04/15/2025 (C)(D)	1,381,000	1,505,318
3.750%, 04/15/2027 (D)	1,049,000	1,163,866
3.875%, 04/15/2030 (D)	687,000	765,710
Verizon Communications, Inc.
3.000%, 03/22/2027	319,000	353,819
3.500%, 11/01/2024	742,000	821,283
4.016%, 12/03/2029	383,000	457,812
4.272%, 01/15/2036	135,000	167,136
4.400%, 11/01/2034	666,000	827,569
4.522%, 09/15/2048	414,000	547,086
ViacomCBS, Inc.
4.200%, 05/19/2032	1,000,000	1,109,421
4.375%, 03/15/2043	92,000	96,171
4.600%, 01/15/2045	59,000	62,444
4.750%, 05/15/2025	527,000	600,430
4.950%, 01/15/2031 to 05/19/2050	656,000	748,313
5.850%, 09/01/2043	221,000	261,277
Vodafone Group PLC 4.250%, 09/17/2050	603,000	706,468
		32,969,390
Consumer discretionary – 2.4%
Advance Auto Parts, Inc. 3.900%, 04/15/2030 (D)	1,027,000	1,098,443
Amazon.com, Inc.
1.500%, 06/03/2030	1,353,000	1,372,128
2.500%, 06/03/2050	372,000	376,232
2.700%, 06/03/2060	338,000	343,088
AutoNation, Inc. 4.750%, 06/01/2030	509,000	551,446
BorgWarner, Inc. 2.650%, 07/01/2027 (C)	706,000	722,888
Daimler Finance North America LLC 2.125%, 03/10/2025 (D)	870,000	879,639
General Motors Company 5.400%, 04/01/2048	473,000	467,485
General Motors Financial Company, Inc.
2.750%, 06/20/2025	1,790,000	1,763,986
2.900%, 02/26/2025	806,000	802,786
3.950%, 04/13/2024	80,000	82,760
4.350%, 04/09/2025	183,000	193,141
5.200%, 03/20/2023	1,053,000	1,126,656
Harley-Davidson Financial Services, Inc. 3.350%, 06/08/2025 (D)	651,000	665,294
Lowe's Companies, Inc.
3.650%, 04/05/2029	223,000	255,680
4.000%, 04/15/2025	344,000	392,528
5.000%, 04/15/2040	388,000	504,058
5.125%, 04/15/2050	109,000	150,461
Magna International, Inc. 2.450%, 06/15/2030	259,000	265,074
Marriott International, Inc.
4.625%, 06/15/2030	775,000	805,768
5.750%, 05/01/2025	260,000	283,353
McDonald's Corp.
1.450%, 09/01/2025 (C)	635,000	651,003
2.125%, 03/01/2030	89,000	91,242
2.625%, 09/01/2029	188,000	201,250
NIKE, Inc.
2.400%, 03/27/2025	469,000	504,386

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
NIKE, Inc. (continued)
2.750%, 03/27/2027	$313,000	$343,552
2.850%, 03/27/2030	308,000	343,043
3.375%, 03/27/2050	383,000	439,123
O'Reilly Automotive, Inc. 4.200%, 04/01/2030	654,000	765,691
Ralph Lauren Corp.
1.700%, 06/15/2022	551,000	560,600
2.950%, 06/15/2030	677,000	698,840
Starbucks Corp.
1.300%, 05/07/2022	404,000	409,469
2.550%, 11/15/2030	346,000	362,843
3.350%, 03/12/2050	159,000	159,024
3.500%, 11/15/2050	404,000	424,453
The Home Depot, Inc.
2.500%, 04/15/2027	393,000	430,540
2.700%, 04/15/2030	395,000	433,643
2.950%, 06/15/2029	179,000	200,990
3.125%, 12/15/2049	903,000	990,811
3.350%, 04/15/2050	487,000	555,384
The Leland Stanford Junior University 1.289%, 06/01/2027	129,000	131,211
Toyota Motor Credit Corp.
1.350%, 08/25/2023	974,000	993,619
2.150%, 02/13/2030	100,000	105,153
Yale University
0.873%, 04/15/2025	567,000	571,374
1.482%, 04/15/2030	486,000	491,103
		23,961,241
Consumer staples – 1.8%
Altria Group, Inc.
2.350%, 05/06/2025	520,000	547,155
3.400%, 05/06/2030	418,000	449,641
3.875%, 09/16/2046	172,000	171,469
4.450%, 05/06/2050	426,000	465,789
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	576,000	679,063
4.900%, 02/01/2046	92,000	112,528
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	669,000	759,126
4.600%, 04/15/2048	425,000	496,149
Bacardi, Ltd. 5.300%, 05/15/2048 (D)	242,000	298,778
BAT Capital Corp.
3.557%, 08/15/2027	635,000	687,075
4.390%, 08/15/2037	47,000	51,267
4.700%, 04/02/2027	680,000	777,071
Constellation Brands, Inc.
3.200%, 02/15/2023	154,000	163,456
3.700%, 12/06/2026	261,000	291,243
3.750%, 05/01/2050	511,000	555,005
4.400%, 11/15/2025	46,000	53,169
Costco Wholesale Corp.
1.600%, 04/20/2030	1,917,000	1,936,747
1.750%, 04/20/2032	494,000	501,499
Dollar General Corp.
3.500%, 04/03/2030	384,000	430,134
4.125%, 04/03/2050	73,000	87,112
General Mills, Inc. 2.875%, 04/15/2030	1,038,000	1,128,487
Hormel Foods Corp. 1.800%, 06/11/2030	710,000	722,549
Ingredion, Inc.
2.900%, 06/01/2030	825,000	878,202
3.900%, 06/01/2050	307,000	351,170
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Keurig Dr Pepper, Inc. 3.800%, 05/01/2050	$331,000	$377,593
Mondelez International, Inc. 1.500%, 05/04/2025	182,000	185,484
PepsiCo, Inc.
2.250%, 03/19/2025	442,000	472,793
2.625%, 03/19/2027	278,000	303,848
Reynolds American, Inc. 5.850%, 08/15/2045	348,000	435,164
Sysco Corp.
2.400%, 02/15/2030	330,000	326,126
3.300%, 07/15/2026	116,000	124,232
6.600%, 04/01/2050	166,000	228,038
The Coca-Cola Company 2.600%, 06/01/2050	136,000	137,407
The Procter & Gamble Company
2.800%, 03/25/2027	159,000	177,125
3.550%, 03/25/2040	97,000	116,982
3.600%, 03/25/2050	165,000	205,407
Walmart, Inc.
3.050%, 07/08/2026	299,000	337,333
3.550%, 06/26/2025	660,000	748,160
3.700%, 06/26/2028	832,000	985,752
4.050%, 06/29/2048	8,000	10,489
		17,765,817
Energy – 3.1%
BP Capital Markets America, Inc.
3.194%, 04/06/2025	790,000	858,960
3.543%, 04/06/2027	796,000	882,499
Chevron Corp.
1.141%, 05/11/2023 (C)	1,212,000	1,232,875
1.554%, 05/11/2025	1,687,000	1,732,923
1.995%, 05/11/2027	421,000	440,810
2.236%, 05/11/2030	906,000	948,385
3.078%, 05/11/2050	709,000	752,282
Devon Energy Corp.
5.000%, 06/15/2045	168,000	150,470
5.600%, 07/15/2041	256,000	249,844
Diamondback Energy, Inc. 3.250%, 12/01/2026	808,000	812,395
Ecopetrol SA
5.875%, 05/28/2045	338,000	353,734
6.875%, 04/29/2030	535,000	615,785
Enbridge, Inc.
2.500%, 01/15/2025	1,504,000	1,561,833
3.125%, 11/15/2029	688,000	720,962
Energy Transfer Operating LP
6.050%, 06/01/2041	147,000	151,447
6.125%, 12/15/2045	125,000	129,979
Enterprise Products Operating LLC
3.700%, 01/31/2051	297,000	308,776
3.950%, 01/31/2060	328,000	339,130
4.200%, 01/31/2050	119,000	131,668
EOG Resources, Inc. 4.375%, 04/15/2030	586,000	697,562
Equinor ASA
1.750%, 01/22/2026	487,000	498,832
2.375%, 05/22/2030	325,000	337,799
3.250%, 11/18/2049	233,000	247,528
Exxon Mobil Corp.
1.571%, 04/15/2023	1,546,000	1,585,350
2.992%, 03/19/2025	323,000	351,373
Magellan Midstream Partners LP 3.250%, 06/01/2030	650,000	688,517

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Marathon Oil Corp. 4.400%, 07/15/2027	$624,000	$612,388
Marathon Petroleum Corp.
3.625%, 09/15/2024	837,000	892,453
4.500%, 04/01/2048	81,000	83,055
4.700%, 05/01/2025	594,000	664,959
4.750%, 12/15/2023	254,000	278,733
Noble Energy, Inc.
3.850%, 01/15/2028 (C)	161,000	155,522
3.900%, 11/15/2024	373,000	375,756
4.200%, 10/15/2049	447,000	368,614
4.950%, 08/15/2047	399,000	355,152
ONEOK, Inc. 3.400%, 09/01/2029	64,000	62,239
Petroleos Mexicanos
2.378%, 04/15/2025	687,500	711,485
2.460%, 12/15/2025	1,782,550	1,848,321
Plains All American Pipeline LP
3.550%, 12/15/2029	642,000	624,177
4.900%, 02/15/2045	136,000	125,756
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (C)(D)	321,000	330,870
Suncor Energy, Inc.
2.800%, 05/15/2023	838,000	875,227
3.100%, 05/15/2025	674,000	719,890
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	214,000	206,410
5.350%, 05/15/2045	40,000	38,651
Tennessee Gas Pipeline Company LLC 2.900%, 03/01/2030 (D)	801,000	820,706
The Williams Companies, Inc.
3.900%, 01/15/2025	225,000	246,194
5.400%, 03/04/2044	318,000	353,443
Total Capital International SA
2.986%, 06/29/2041	264,000	269,056
3.127%, 05/29/2050	497,000	507,312
TransCanada PipeLines, Ltd.
3.750%, 10/16/2023	806,000	870,403
4.625%, 03/01/2034	222,000	255,096
4.875%, 01/15/2026	99,000	116,826
Transcontinental Gas Pipe Line Company LLC
3.250%, 05/15/2030 (D)	336,000	358,819
3.950%, 05/15/2050 (D)	538,000	575,764
		30,484,995
Financials – 10.0%
Affiliated Managers Group, Inc. 3.300%, 06/15/2030	1,015,000	1,033,877
American Financial Group, Inc. 5.250%, 04/02/2030	818,000	971,754
American International Group, Inc.
2.500%, 06/30/2025	1,925,000	2,036,820
3.400%, 06/30/2030	716,000	775,593
4.200%, 04/01/2028	477,000	542,705
4.500%, 07/16/2044	425,000	494,936
4.750%, 04/01/2048	659,000	794,258
Ameriprise Financial, Inc. 3.000%, 04/02/2025	534,000	579,606
Arch Capital Group, Ltd. 3.635%, 06/30/2050	422,000	441,585
Asian Development Bank 0.625%, 04/07/2022	2,838,000	2,856,148
Athene Holding, Ltd. 6.150%, 04/03/2030	997,000	1,147,348
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander Mexico SA 5.375%, 04/17/2025 (D)	$429,000	$469,498
Banco Santander SA
2.746%, 05/28/2025	600,000	621,492
3.490%, 05/28/2030	200,000	214,069
Bank of America Corp.
4.125%, 01/22/2024	105,000	116,320
4.183%, 11/25/2027	899,000	1,025,444
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	1,934,000	2,034,620
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	330,000	349,058
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,686,000	1,773,266
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	1,206,000	1,301,932
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	2,172,000	2,418,825
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	1,600,000	1,883,184
Barclays PLC (2.645% to 6-24-30, then 1 Year CMT + 1.900%) 06/24/2031	453,000	449,856
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030	1,162,000	1,324,570
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.070%) 06/09/2026 (D)	1,003,000	1,024,706
BNP Paribas SA (2.819% to 11-19-24, then 3 month LIBOR + 1.111%) 11/19/2025 (D)	1,782,000	1,866,266
BNP Paribas SA (3.052% to 1-13-30, then SOFR + 1.507%) 01/13/2031 (D)	364,000	382,907
Brighthouse Financial, Inc. 4.700%, 06/22/2047	356,000	325,502
Brookfield Finance, Inc. 4.350%, 04/15/2030	832,000	938,874
Capital One Financial Corp.
2.600%, 05/11/2023	2,268,000	2,368,372
3.650%, 05/11/2027	645,000	705,192
Citigroup, Inc. 3.200%, 10/21/2026	632,000	693,100
Citigroup, Inc. (2.572% to 6-3-30, then SOFR + 2.107%) 06/03/2031	1,303,000	1,346,621
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%) 11/05/2030	906,000	963,948
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.750%) 04/08/2026	3,649,000	3,912,293
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.910%) 03/31/2031	2,035,000	2,406,770
Credit Suisse Group AG 3.574%, 01/09/2023 (D)	1,664,000	1,726,087
Credit Suisse Group AG (2.193% to 6-5-25, then SOFR + 2.044%) 06/05/2026 (D)	1,224,000	1,239,296
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) 12/14/2023 (D)	593,000	617,244

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023	$535,000	$576,088
Danske Bank A/S
1.226%, 06/22/2024 (D)	1,643,000	1,649,048
5.000%, 01/12/2022 (D)	796,000	837,101
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 09/20/2022 (D)	1,554,000	1,578,199
Danske Bank A/S (3.244% to 12-20-24, then 3 month LIBOR + 1.591%) 12/20/2025 (D)	1,448,000	1,505,381
Element Fleet Management Corp. 3.850%, 06/15/2025 (D)	651,000	668,099
Federal Realty Investment Trust 3.950%, 01/15/2024	504,000	536,352
Fidelity National Financial, Inc. 3.400%, 06/15/2030	526,000	547,459
GE Capital Funding LLC
3.450%, 05/15/2025 (D)	1,363,000	1,428,007
4.400%, 05/15/2030 (D)	276,000	286,981
GE Capital International Funding Company 4.418%, 11/15/2035	1,050,000	1,066,008
Inter-American Development Bank 0.875%, 04/03/2025	1,255,000	1,279,331
JPMorgan Chase & Co. 2.950%, 10/01/2026	93,000	102,142
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	3,246,000	3,298,491
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	974,000	1,007,507
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.520%) 05/13/2031	1,349,000	1,434,498
JPMorgan Chase & Co. (3.207% to 4-1-22, then 3 month LIBOR + 0.695%) 04/01/2023	1,036,000	1,078,674
JPMorgan Chase & Co. (4.493% to 3-24-30, then SOFR + 3.790%) 03/24/2031	387,000	472,777
Landwirtschaftliche Rentenbank 0.500%, 05/27/2025	1,947,000	1,949,644
Lincoln National Corp. 3.050%, 01/15/2030	1,036,000	1,090,504
Lloyds Banking Group PLC (1.326% to 6-15-22, then 1 Year CMT + 1.100%) 06/15/2023	653,000	656,826
Lloyds Banking Group PLC (3.870% to 7-9-24, then 1 Year CMT + 3.500%) 07/09/2025	1,735,000	1,886,864
MDGH - GMTN BV 2.875%, 11/07/2029 (D)	584,000	611,220
Morgan Stanley 2.750%, 05/19/2022	1,184,000	1,230,985
Nationwide Building Society (4.363% to 8-1-23, then 3 month LIBOR + 1.392%) 08/01/2024 (D)	672,000	726,993
Nationwide Financial Services, Inc. 3.900%, 11/30/2049 (D)	764,000	762,936
Nationwide Mutual Insurance Company 4.350%, 04/30/2050 (D)	426,000	443,436
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nomura Holdings, Inc.
2.648%, 01/16/2025	$447,000	$466,172
3.103%, 01/16/2030	1,617,000	1,686,565
Prudential Financial, Inc. 4.350%, 02/25/2050	328,000	393,667
Realty Income Corp. 3.250%, 01/15/2031	726,000	785,266
Santander Holdings USA, Inc. 3.450%, 06/02/2025	977,000	1,018,312
Scentre Group Trust 1 3.625%, 01/28/2026 (D)	503,000	527,674
Societe Generale SA 2.625%, 10/16/2024 to 01/22/2025 (D)	1,635,000	1,669,698
Societe Generale SA (3.653% to 7-8-30, then 5 Year CMT + 3.000%) 07/08/2035 (D)	427,000	427,000
State Street Corp. (2.825% to 3-30-22, then SOFR + 2.690%) 03/30/2023 (D)	817,000	847,742
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/2025 (A)	1,782,000	1,781,675
2.130%, 07/08/2030 (A)	511,000	512,082
SVB Financial Group 3.125%, 06/05/2030	260,000	278,426
Swedish Export Credit 0.750%, 04/06/2023	1,696,000	1,708,467
The Charles Schwab Corp.
3.250%, 05/22/2029	486,000	546,962
4.625%, 03/22/2030 (C)	324,000	404,172
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025 to 11/16/2026	5,275,000	5,788,272
3.850%, 01/26/2027	527,000	594,464
4.000%, 03/03/2024	136,000	150,280
6.750%, 10/01/2037	540,000	778,653
The Goldman Sachs Group, Inc. (3.272% to 9-29-24, then 3 month LIBOR + 1.201%) 09/29/2025	154,000	166,021
The Royal Bank of Scotland Group PLC (2.359% to 5-22-23, then 1 Year CMT + 2.150%) 05/22/2024	280,000	287,460
The Royal Bank of Scotland Group PLC (3.073% to 5-22-27, then 1 Year CMT + 2.550%) 05/22/2028	507,000	532,192
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	509,000	527,544
The Royal Bank of Scotland Group PLC (4.445% to 5-8-29, then 3 month LIBOR + 1.871%) 05/08/2030	555,000	644,214
Truist Bank 2.250%, 03/11/2030	456,000	460,528
UBS Group AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) 08/15/2023 (D)	1,556,000	1,611,707
		99,480,708
Health care – 4.0%
Abbott Laboratories 3.750%, 11/30/2026	400,000	465,390
AbbVie, Inc.
2.300%, 11/21/2022 (D)	1,854,000	1,916,458
2.600%, 11/21/2024 (D)	791,000	842,320
2.900%, 11/06/2022	1,019,000	1,069,063
2.950%, 11/21/2026 (D)	318,000	347,961
3.200%, 11/21/2029 (D)	964,000	1,072,063
3.750%, 11/14/2023	85,000	92,388
3.800%, 03/15/2025 (D)	1,321,000	1,472,964

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc. (continued)
4.050%, 11/21/2039 (D)	$369,000	$427,969
4.250%, 11/14/2028	237,000	279,689
4.250%, 11/21/2049 (D)	612,000	733,612
4.450%, 05/14/2046	234,000	284,023
Aetna, Inc. 3.875%, 08/15/2047	252,000	284,176
Amgen, Inc.
2.300%, 02/25/2031	510,000	533,571
3.150%, 02/21/2040	348,000	369,908
3.375%, 02/21/2050	316,000	345,992
Anthem, Inc.
2.250%, 05/15/2030	842,000	866,250
3.125%, 05/15/2050	338,000	349,494
3.650%, 12/01/2027	436,000	496,760
Biogen, Inc. 3.150%, 05/01/2050	311,000	299,424
Bristol-Myers Squibb Company
3.200%, 06/15/2026 (D)	636,000	713,741
3.400%, 07/26/2029 (D)	416,000	484,839
3.450%, 11/15/2027 (D)	454,000	522,492
3.875%, 08/15/2025 (D)	350,000	398,155
3.900%, 02/20/2028 (D)	487,000	573,000
4.250%, 10/26/2049 (D)	256,000	339,900
4.350%, 11/15/2047 (D)	151,000	200,560
Cigna Corp.
3.400%, 09/17/2021 to 03/15/2050	855,000	890,648
3.400%, 03/01/2027 (D)	767,000	844,832
3.875%, 10/15/2047 (D)	668,000	765,917
4.375%, 10/15/2028	160,000	189,349
CVS Health Corp.
3.000%, 08/15/2026	343,000	375,025
3.700%, 03/09/2023	848,000	911,171
4.000%, 12/05/2023	463,000	507,875
4.780%, 03/25/2038	245,000	304,348
Danaher Corp. 3.350%, 09/15/2025	318,000	354,718
Dentsply Sirona, Inc. 3.250%, 06/01/2030	347,000	363,551
DH Europe Finance II Sarl
2.050%, 11/15/2022	508,000	524,672
2.200%, 11/15/2024	870,000	914,378
2.600%, 11/15/2029	1,093,000	1,162,911
3.400%, 11/15/2049	265,000	297,575
Eli Lilly & Company 2.250%, 05/15/2050	481,000	461,156
Gilead Sciences, Inc. 4.750%, 03/01/2046	160,000	216,133
HCA, Inc. 5.250%, 06/15/2049	170,000	204,676
Merck & Company, Inc.
1.450%, 06/24/2030	666,000	667,338
2.350%, 06/24/2040	231,000	235,026
2.450%, 06/24/2050	231,000	231,834
3.700%, 02/10/2045	219,000	262,598
Novartis Capital Corp.
2.000%, 02/14/2027	558,000	591,363
2.200%, 08/14/2030	550,000	581,823
Perrigo Finance Unlimited Company 3.150%, 06/15/2030	841,000	848,039
Pfizer, Inc.
2.550%, 05/28/2040	484,000	502,323
2.700%, 05/28/2050	517,000	533,126
2.800%, 03/11/2022	305,000	317,587
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	$661,000	$700,111
Stryker Corp.
1.150%, 06/15/2025	681,000	685,501
1.950%, 06/15/2030	619,000	621,608
2.900%, 06/15/2050	477,000	478,057
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030 (A)	1,191,000	1,178,841
3.175%, 07/09/2050 (A)	537,000	539,087
3.375%, 07/09/2060 (A)	252,000	252,019
4.400%, 11/26/2023	578,000	642,401
Thermo Fisher Scientific, Inc. 4.497%, 03/25/2030	1,185,000	1,465,789
UnitedHealth Group, Inc.
2.000%, 05/15/2030	508,000	531,703
2.750%, 05/15/2040	405,000	429,502
2.900%, 05/15/2050	271,000	288,580
3.125%, 05/15/2060	167,000	178,372
3.500%, 08/15/2039	109,000	126,706
3.700%, 12/15/2025	343,000	393,196
3.750%, 10/15/2047	273,000	325,632
3.875%, 08/15/2059	172,000	210,607
Upjohn, Inc.
2.700%, 06/22/2030 (D)	397,000	407,883
4.000%, 06/22/2050 (D)	289,000	309,326
		39,607,075
Industrials – 2.0%
AerCap Ireland Capital DAC
3.500%, 05/26/2022	308,000	304,742
3.950%, 02/01/2022	191,000	191,064
4.450%, 04/03/2026	198,000	187,655
4.625%, 07/01/2022	162,000	163,625
4.875%, 01/16/2024	321,000	318,881
6.500%, 07/15/2025 (C)	650,000	680,961
Burlington Northern Santa Fe LLC 3.050%, 02/15/2051	227,000	246,383
Crowley Conro LLC 4.181%, 08/15/2043	545,200	684,999
CSX Corp.
4.300%, 03/01/2048	40,000	49,775
4.750%, 11/15/2048	218,000	289,308
Deere & Company
2.750%, 04/15/2025	663,000	724,375
3.750%, 04/15/2050	292,000	359,056
General Dynamics Corp. 4.250%, 04/01/2040	131,000	163,158
General Electric Company
3.100%, 01/09/2023	110,000	115,119
3.450%, 05/01/2027	945,000	969,352
3.625%, 05/01/2030	485,000	485,434
5.875%, 01/14/2038	52,000	58,175
Hutama Karya Persero PT 3.750%, 05/11/2030 (D)	376,000	392,944
International Lease Finance Corp. 5.875%, 08/15/2022	243,000	255,655
John Deere Capital Corp.
0.550%, 07/05/2022	972,000	974,720
1.200%, 04/06/2023	749,000	762,773
1.750%, 03/09/2027	449,000	466,827
Northrop Grumman Corp.
2.550%, 10/15/2022	1,005,000	1,048,675
2.930%, 01/15/2025	45,000	48,614
3.250%, 08/01/2023 to 01/15/2028	1,499,000	1,636,592
4.030%, 10/15/2047	330,000	399,066

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Northrop Grumman Corp. (continued)
5.150%, 05/01/2040	$495,000	$658,720
Raytheon Technologies Corp.
3.650%, 08/16/2023	64,000	69,240
3.950%, 08/16/2025	458,000	522,935
4.450%, 11/16/2038	426,000	521,005
Southwest Airlines Company
4.750%, 05/04/2023	680,000	702,143
5.125%, 06/15/2027	1,020,000	1,057,478
The Boeing Company
2.700%, 02/01/2027	488,000	476,582
2.950%, 02/01/2030	517,000	504,878
5.805%, 05/01/2050	364,000	429,485
Union Pacific Corp.
2.150%, 02/05/2027	503,000	530,897
2.400%, 02/05/2030	622,000	664,824
2.950%, 03/01/2022	563,000	585,067
3.150%, 03/01/2024	269,000	291,953
3.250%, 02/05/2050	799,000	873,777
3.750%, 02/05/2070	100,000	111,328
4.300%, 03/01/2049	83,000	106,173
		20,084,413
Information technology – 2.9%
Adobe, Inc. 2.300%, 02/01/2030	1,129,000	1,219,015
Apple, Inc.
2.050%, 09/11/2026	1,020,000	1,089,820
2.650%, 05/11/2050	452,000	465,979
3.200%, 05/13/2025 (C)	233,000	260,196
4.250%, 02/09/2047	278,000	366,035
Broadcom Corp. 3.875%, 01/15/2027	770,000	832,418
Broadcom, Inc.
3.150%, 11/15/2025 (D)	1,779,000	1,888,773
4.150%, 11/15/2030 (D)	1,071,000	1,165,296
4.250%, 04/15/2026 (D)	545,000	606,852
4.700%, 04/15/2025 (D)	801,000	901,829
5.000%, 04/15/2030 (D)	426,000	489,524
Fiserv, Inc.
3.200%, 07/01/2026	545,000	603,211
3.500%, 07/01/2029	583,000	654,657
4.200%, 10/01/2028	54,000	63,351
HP, Inc. 2.200%, 06/17/2025	1,020,000	1,054,091
IBM Corp.
3.300%, 05/15/2026	210,000	236,305
4.150%, 05/15/2039	282,000	342,259
Intel Corp.
2.450%, 11/15/2029	375,000	405,262
4.600%, 03/25/2040	323,000	426,210
KLA Corp. 3.300%, 03/01/2050	432,000	444,455
Lam Research Corp.
1.900%, 06/15/2030	580,000	592,697
2.875%, 06/15/2050	573,000	592,122
Mastercard, Inc. 3.300%, 03/26/2027	325,000	368,030
Micron Technology, Inc. 2.497%, 04/24/2023	1,004,000	1,042,594
Microsoft Corp.
2.525%, 06/01/2050	190,000	196,595
2.675%, 06/01/2060	410,000	427,847
2.875%, 02/06/2024	194,000	209,387
4.100%, 02/06/2037	321,000	414,050
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NetApp, Inc. 1.875%, 06/22/2025	$716,000	$725,310
NVIDIA Corp. 3.500%, 04/01/2040 to 04/01/2050	1,146,000	1,330,609
NXP BV
2.700%, 05/01/2025 (D)	322,000	338,245
3.150%, 05/01/2027 (D)	548,000	581,384
3.400%, 05/01/2030 (D)	694,000	746,779
3.875%, 06/18/2026 (D)	1,127,000	1,261,025
4.300%, 06/18/2029 (D)	426,000	483,260
Oracle Corp.
2.625%, 02/15/2023	421,000	442,493
2.800%, 04/01/2027	971,000	1,060,252
2.950%, 11/15/2024	225,000	243,886
3.800%, 11/15/2037	230,000	265,312
3.850%, 04/01/2060	536,000	627,124
4.000%, 11/15/2047	489,000	579,305
PayPal Holdings, Inc.
1.350%, 06/01/2023	877,000	895,242
1.650%, 06/01/2025	1,228,000	1,271,096
Texas Instruments, Inc. 1.375%, 03/12/2025	403,000	413,708
		28,623,890
Materials – 0.9%
Air Products and Chemicals, Inc. 2.700%, 05/15/2040	162,000	172,061
Barrick North America Finance LLC
5.700%, 05/30/2041	388,000	521,403
5.750%, 05/01/2043	146,000	204,263
DuPont de Nemours, Inc.
4.205%, 11/15/2023	841,000	922,953
4.493%, 11/15/2025 (C)	599,000	689,572
Georgia-Pacific LLC
1.750%, 09/30/2025 (D)	1,072,000	1,105,909
2.100%, 04/30/2027 (C)(D)	517,000	536,802
2.300%, 04/30/2030 (D)	850,000	885,520
International Paper Company 4.400%, 08/15/2047	319,000	372,841
Newmont Corp. 2.250%, 10/01/2030	508,000	514,708
Nucor Corp.
2.000%, 06/01/2025	339,000	351,960
2.700%, 06/01/2030	339,000	355,589
Nutrien, Ltd.
2.950%, 05/13/2030	436,000	462,009
5.000%, 04/01/2049	491,000	632,323
Steel Dynamics, Inc.
2.400%, 06/15/2025	246,000	253,364
3.250%, 01/15/2031	246,000	250,005
Teck Resources, Ltd. 3.900%, 07/15/2030 (D)	494,000	492,897
		8,724,179
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 4.900%, 12/15/2030	226,000	281,419
Crown Castle International Corp.
3.300%, 07/01/2030	912,000	995,728
4.000%, 03/01/2027	157,000	178,415
Equinix, Inc.
2.625%, 11/18/2024	429,000	456,722
2.900%, 11/18/2026	895,000	964,738
GLP Capital LP
4.000%, 01/15/2030	263,000	261,514
5.300%, 01/15/2029	322,000	348,430

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Healthpeak Properties, Inc. 2.875%, 01/15/2031	$315,000	$323,380
Mid-America Apartments LP
3.600%, 06/01/2027	47,000	52,144
3.750%, 06/15/2024	745,000	806,664
3.950%, 03/15/2029	320,000	368,966
4.000%, 11/15/2025	390,000	433,211
4.300%, 10/15/2023	326,000	357,896
Regency Centers LP 2.950%, 09/15/2029	692,000	702,241
Spirit Realty LP
3.400%, 01/15/2030	384,000	363,283
4.000%, 07/15/2029	184,000	181,296
4.450%, 09/15/2026	39,000	40,425
STORE Capital Corp.
4.500%, 03/15/2028	1,198,000	1,220,248
4.625%, 03/15/2029	406,000	415,062
Ventas Realty LP 4.750%, 11/15/2030	392,000	440,360
VEREIT Operating Partnership LP 3.400%, 01/15/2028	338,000	340,044
		9,532,186
Utilities – 3.1%
AEP Texas, Inc. 2.100%, 07/01/2030	162,000	161,572
Alabama Power Company 3.450%, 10/01/2049	637,000	707,039
Ameren Corp. 3.500%, 01/15/2031	150,000	167,677
Arizona Public Service Company 3.150%, 05/15/2025	805,000	883,701
Black Hills Corp.
3.050%, 10/15/2029	1,030,000	1,089,521
3.875%, 10/15/2049	286,000	305,405
CenterPoint Energy Houston Electric LLC 2.900%, 07/01/2050	220,000	229,058
CenterPoint Energy Resources Corp. 4.100%, 09/01/2047	311,000	353,368
CenterPoint Energy, Inc.
2.500%, 09/01/2022 to 09/01/2024	758,000	799,430
2.950%, 03/01/2030	302,000	320,729
Consumers Energy Company 2.500%, 05/01/2060	269,000	256,432
Dominion Energy, Inc.
2.000%, 08/15/2021	448,000	454,515
2.850%, 08/15/2026	413,000	443,155
DTE Electric Company 2.950%, 03/01/2050	703,000	734,874
DTE Energy Company
2.529%, 10/01/2024	568,000	594,348
2.950%, 03/01/2030	426,000	443,476
3.800%, 03/15/2027	641,000	706,498
Duke Energy Corp.
1.800%, 09/01/2021	671,000	679,771
2.450%, 06/01/2030	524,000	552,093
2.650%, 09/01/2026	416,000	451,017
Duke Energy Ohio, Inc. 2.125%, 06/01/2030	487,000	504,307
Evergy Kansas Central, Inc. 3.450%, 04/15/2050	861,000	952,985
Evergy Metro, Inc. 2.250%, 06/01/2030	649,000	679,810
Evergy, Inc.
2.450%, 09/15/2024	595,000	628,621
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Evergy, Inc. (continued)
2.900%, 09/15/2029	$423,000	$453,171
Exelon Corp. 4.700%, 04/15/2050	721,000	916,052
FirstEnergy Corp.
1.600%, 01/15/2026	265,000	267,337
2.850%, 07/15/2022	138,000	143,119
3.900%, 07/15/2027	595,000	672,991
4.250%, 03/15/2023	808,000	873,667
Interstate Power & Light Company 3.500%, 09/30/2049	244,000	266,002
ITC Holdings Corp. 2.700%, 11/15/2022	641,000	668,268
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	503,000	587,882
MidAmerican Energy Company 3.650%, 08/01/2048	338,000	400,176
Mississippi Power Company
3.950%, 03/30/2028	782,000	888,038
4.250%, 03/15/2042	469,000	550,059
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	1,014,000	1,041,654
2.750%, 05/01/2025	1,044,000	1,127,292
Oncor Electric Delivery Company LLC 3.700%, 11/15/2028	486,000	570,417
Pacific Gas & Electric Company
2.100%, 08/01/2027 (C)	1,145,000	1,130,768
2.500%, 02/01/2031	1,616,000	1,579,802
3.300%, 08/01/2040 (C)	214,000	208,233
3.500%, 08/01/2050	209,000	201,764
PECO Energy Company 2.800%, 06/15/2050	279,000	287,883
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	269,000	292,366
PPL Capital Funding, Inc.
3.100%, 05/15/2026	773,000	836,837
3.400%, 06/01/2023	91,000	96,352
4.125%, 04/15/2030	827,000	940,884
5.000%, 03/15/2044	426,000	502,866
Public Service Electric and Gas Company 2.700%, 05/01/2050	707,000	731,834
Southern California Edison Company
2.850%, 08/01/2029	324,000	342,313
4.125%, 03/01/2048	519,000	605,949
4.650%, 10/01/2043	151,000	184,817
Southern California Gas Company
2.550%, 02/01/2030	498,000	535,857
2.600%, 06/15/2026	182,000	197,208
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	224,000	251,444
		31,452,704
TOTAL CORPORATE BONDS (Cost $323,611,364)		$342,686,598
MUNICIPAL BONDS – 0.7%
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	1,170,270
Los Angeles Community College District (California) 6.750%, 08/01/2049	1,100,000	1,943,227
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	1,229,592

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey 4.458%, 10/01/2062	$571,000	$758,020
State of California 7.600%, 11/01/2040	155,000	284,544
The Ohio State University 4.800%, 06/01/2111	464,000	706,644
University of Texas 2.439%, 08/15/2049	285,000	280,600
TOTAL MUNICIPAL BONDS (Cost $5,139,346)		$6,372,897
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.2%
Commercial and residential – 4.0%
Angel Oak Mortgage Trust Series 2020-2, Class A1A 2.531%, 01/26/2065 (D)(E)	932,946	949,778
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (D)(E)	442,780	453,689
Benchmark Mortgage Trust Series 2018-B1, Class ASB 3.602%, 01/15/2051 (E)	360,000	394,932
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1, 3.613%, 10/26/2048 (D)	544,122	557,950
Series 2019-2, Class A1, 2.879%, 07/25/2049 (D)	973,127	992,550
CD Mortgage Trust
Series 2016-CD1, Class A1, 1.443%, 08/10/2049	137,989	138,050
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (E)	576,000	640,671
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	508,000	546,294
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,197,000	1,291,789
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	125,186	125,303
Series 2017-C8, Class A1, 1.965%, 06/15/2050	78,653	78,648
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	529,000	567,549
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (D)(E)	361,457	365,120
Series 2019-2, Class A1, 3.337%, 05/25/2049 (D)(E)	684,840	692,985
Series 2019-4, Class A1, 2.579%, 11/25/2049 (D)(E)	827,430	835,580
Series 2020-2, Class A1, 1.853%, 03/25/2065 (D)(E)	826,618	827,462
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	304,000	334,091
Series 2015-LC23, Class A4, 3.774%, 10/10/2048	609,000	674,032
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	505,000	532,147
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	563,000	608,558
Series 2015-C4, Class A4, 3.808%, 11/15/2048	772,000	850,862
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	261,000	276,472
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	$298,000	$317,588
GCAT LLC Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (D)	353,585	368,352
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	30,717	30,799
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	405,501	431,928
Series 2015-GC28, Class A5, 3.396%, 02/10/2048	598,000	642,960
Series 2015-GC34, Class A4, 3.506%, 10/10/2048	617,000	673,982
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	1,166,699	1,250,181
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	567,000	610,829
Series 2014-C26, Class A4, 3.494%, 01/15/2048	589,000	636,874
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,658,651	1,737,935
Series 2015-C29, Class A4, 3.611%, 05/15/2048	456,000	496,845
Series 2015-C33, Class A4, 3.770%, 12/15/2048	300,000	332,205
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class ASB 3.283%, 07/15/2050	563,000	605,554
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	202,000	217,599
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	561,000	631,103
Series 2020-COR7, Class A5, 2.180%, 05/13/2053	502,000	518,002
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.218%, 07/15/2046 (E)	100,000	107,279
Series 2015-C20, Class A4, 3.249%, 02/15/2048	158,000	167,717
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	316,000	332,167
Series 2015-C27, Class A4, 3.753%, 12/15/2047	151,000	166,911
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	262,144	262,114
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	579,000	600,745
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, 3.600%, 04/25/2049 (D)(E)	472,886	482,243
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (D)(E)	764,304	769,594

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (D)(E)	$782,218	$788,704
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610%, 09/27/2049 (D)(E)	842,613	845,292
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(E)	1,483,758	1,496,217
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (D)(E)	366,881	374,009
Series 2019-2, Class A1, 3.211%, 05/25/2059 (D)(E)	1,335,558	1,361,912
Series 2019-3, Class A1, 2.784%, 07/25/2059 (D)	1,622,562	1,654,671
Series 2019-4, Class A1, 2.642%, 11/25/2059 (D)	2,299,034	2,336,540
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (D)(E)	692,521	708,313
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(E)	865,760	880,950
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(E)	515,398	521,574
Series 2020-1, Class A1, 2.417%, 01/25/2060 (D)(E)	2,450,337	2,484,186
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(E)	1,170,453	1,179,509
Visio Trust Series 2019-1, Class A1 3.572%, 06/25/2054 (D)(E)	448,134	453,985
		40,211,880
U.S. Government Agency – 5.2%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	2,721,168	2,943,398
Series 343, Class F4 (1 month LIBOR + 0.350%), 2.852%, 10/15/2037 (B)	965,354	961,239
Series 4205, Class PA, 1.750%, 05/15/2043	667,204	687,554
Series 4426, Class QC, 1.750%, 07/15/2037	1,100,753	1,136,832
Series 4705, Class A, 4.500%, 09/15/2042	970,929	1,008,099
Series 4742, Class PA, 3.000%, 10/15/2047	3,862,873	4,102,256
Series 4763, Class CA, 3.000%, 09/15/2038	318,449	343,385
Series 4767, Class KA, 3.000%, 03/15/2048	986,473	1,068,515
Series 4786, Class DP, 4.500%, 07/15/2042	439,327	444,704
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.535%, 12/15/2048 (B)	305,230	305,011
Series 4880, Class DA, 3.000%, 05/15/2050	1,419,466	1,522,578
Series 4988, Class AF (1 month LIBOR + 0.350%), 0.540%, 10/15/2037 (B)	3,179,000	3,172,552
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	856,428	883,647
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2013-11, Class AP, 1.500%, 01/25/2043	$2,095,764	$2,140,381
Series 2013-30, Class CA, 1.500%, 04/25/2043	331,213	338,106
Series 2013-43, Class BP, 1.750%, 05/25/2043	954,782	992,120
Series 2014-73, Class MA, 2.500%, 11/25/2044	567,505	604,750
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,717,794	2,808,490
Series 2016-48, Class MA, 2.000%, 06/25/2038	3,575,151	3,702,180
Series 2016-57, Class PC, 1.750%, 06/25/2046	5,080,006	5,244,594
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,088,577	1,164,636
Series 2017-42, Class H, 3.000%, 11/25/2043	695,452	719,696
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	423,000	468,639
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,712,643	1,845,148
Series 2018-15, Class AB, 3.000%, 03/25/2048	400,813	431,604
Series 2018-8, Class KL, 2.500%, 03/25/2047	1,313,801	1,376,818
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,608,510	1,728,258
Series 2019-35, Class A, 3.000%, 07/25/2049	804,339	847,022
Series 2019-35, Class MB, 3.000%, 07/25/2049	1,216,810	1,306,063
Series 414, Class A35, 3.500%, 10/25/2042	2,721,447	2,901,268
Government National Mortgage Association
Series 2012-141, Class WA, 4.534%, 11/16/2041 (E)	299,695	331,428
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,305,778	1,352,583
Series 2019-132, Class NA, 3.500%, 09/20/2049	1,209,596	1,258,114
Series 2019-31, Class JC, 3.500%, 03/20/2049	1,002,414	1,058,154
		51,199,822
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $87,914,653)		$91,411,702
ASSET BACKED SECURITIES – 9.7%
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (D)	637,000	639,234
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	678,000	668,506
Capital One Multi-Asset Execution Trust Series 2016-A2, Class A2 (1 month LIBOR + 0.630%) 0.815%, 02/15/2024 (B)	1,432,000	1,437,491
CNH Equipment Trust
Series 2020-A, Class A3 1.160%, 06/16/2025	790,000	797,354

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CNH Equipment Trust (continued)
Series 2020-A, Class A4 1.510%, 04/15/2027	$222,000	$225,527
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.835%, 11/26/2046 (B)(D)	668,251	663,016
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	426,868	463,534
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	423,938	443,203
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (D)	3,375,000	3,614,004
Series 2018-2, Class A 3.470%, 01/15/2030 (D)	2,117,000	2,240,385
Series 2019-1, Class A 3.520%, 07/15/2030 (D)	2,218,000	2,372,743
Series 2020-1, Class A 2.040%, 08/15/2031 (D)	2,664,000	2,706,951
Series 2020-A, Class A3 1.040%, 08/15/2024	1,163,000	1,175,101
Series 2020-A, Class A4 1.350%, 07/15/2025	382,000	389,730
Series 2020-B, Class A4 0.790%, 11/15/2025	1,026,000	1,025,976
GM Financial Automobile Leasing Trust
Series 2020-2, Class A3 0.800%, 07/20/2023	658,000	659,070
Series 2020-2, Class A4 1.010%, 07/22/2024	190,000	190,813
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A3 1.490%, 12/16/2024	298,000	304,616
Series 2020-2, Class A4 1.740%, 08/18/2025	299,000	308,965
Honda Auto Receivables Owner Trust
Series 2020-2, Class A3 0.820%, 07/15/2024	1,379,000	1,388,339
Series 2020-2, Class A4 1.090%, 10/15/2026	471,000	477,384
Mercedes-Benz Auto Receivables Trust
Series 2020-1, Class A3 0.550%, 02/18/2025	1,275,000	1,275,495
Series 2020-1, Class A4 0.770%, 10/15/2026	336,000	336,683
Navient Private Education Loan Trust
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.335%, 12/15/2045 (B)(D)	507,689	514,378
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (D)	466,366	476,885
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	477,240	488,467
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	501,000	516,991
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	1,994,000	2,099,452
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	1,289,000	1,329,858
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,915,000	1,979,328
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	2,212,000	2,272,770
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2019-GA, Class A 2.400%, 10/15/2068 (D)	$1,907,351	$1,944,677
Series 2020-A, Class A2A 2.460%, 11/15/2068 (D)	1,033,000	1,056,496
Series 2020-A, Class A2B (1 month LIBOR + 0.900%) 1.085%, 11/15/2068 (B)(D)	895,000	875,294
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	799,000	811,608
Series 2020-CA, Class A2A 2.150%, 11/15/2068 (D)	766,000	775,181
Series 2020-DA, Class A 1.690%, 05/15/2069 (D)	818,000	821,113
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 0.695%, 06/25/2031 (B)	848,582	815,829
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 1.035%, 06/25/2065 (B)(D)	113,849	113,871
Series 2018-EA, Class A2 4.000%, 12/15/2059 (D)	1,329,000	1,384,347
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,568,000	1,622,676
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 1.171%, 10/27/2036 (B)	1,263,098	1,236,774
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 1.151%, 01/25/2037 (B)	1,322,354	1,272,041
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 1.101%, 10/25/2033 (B)	4,216,572	3,991,273
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.406%, 03/23/2037 (B)	4,892,599	4,632,000
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.426%, 12/24/2035 (B)	2,998,207	2,867,956
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.486%, 03/22/2032 (B)	641,585	597,146
Series 2012-2A, Class A (1 month LIBOR + 0.800%) 0.985%, 12/26/2033 (B)(D)	453,215	447,606
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 0.755%, 09/25/2041 (B)(D)	386,293	371,458
Santander Drive Auto Receivables Trust Series 2020-1, Class A3 2.030%, 02/15/2024	383,000	390,067
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	2,253,000	2,356,159
SLC Student Loan Trust Series 2008-1, Class A4A (3 month LIBOR + 1.600%) 1.913%, 12/15/2032 (B)	606,749	599,460
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 1.063%, 12/15/2032 (B)(D)	766,389	707,671

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 1.051%, 07/25/2022 (B)	$2,502,368	$2,329,258
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.585%, 03/25/2025 (B)	915,591	846,806
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.135%, 09/25/2028 (B)	2,205,633	2,090,588
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.885%, 01/25/2029 (B)	1,881,806	1,748,108
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.935%, 05/26/2026 (B)	1,219,515	1,124,820
SMB Private Education Loan Trust
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 1.185%, 06/15/2027 (B)(D)	868,798	864,480
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 1.385%, 07/15/2027 (B)(D)	823,958	822,785
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 1.585%, 07/15/2027 (B)(D)	276,340	277,212
Series 2016-A, Class A2A 2.700%, 05/15/2031 (D)	1,321,511	1,351,406
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	197,731	202,063
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.285%, 09/15/2034 (B)(D)	672,929	667,731
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	273,350	286,400
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	4,185,000	4,126,779
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (D)	415,493	417,832
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 1.035%, 07/25/2039 (B)(D)	130,919	130,489
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.885%, 03/26/2040 (B)(D)	147,073	145,970
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	105,363	108,018
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.685%, 11/26/2040 (B)(D)	91,887	91,680
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	2,240,000	2,279,056
Series 2018-A, Class A2B 2.950%, 02/25/2042 (D)	565,000	579,168
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (D)	1,794,000	1,858,952
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	1,655,000	1,679,440
Toyota Auto Loan Extended Note Trust Series 2020-1A, Class A 1.350%, 05/25/2033 (D)	4,847,000	4,919,456
Toyota Auto Receivables Owner Trust Series 2020-B, Class A3 1.360%, 08/15/2024	916,000	933,168
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Owner Trust
Series 2019-C, Class A1A 1.940%, 04/22/2024	$815,000	$836,117
Series 2020-A, Class A1A 1.850%, 07/22/2024	1,864,000	1,913,042
Volkswagen Auto Loan Enhanced Trust
Series 2020-1, Class A3 0.980%, 11/20/2024	997,000	1,006,837
Series 2020-1, Class A4 1.260%, 08/20/2026	373,000	379,445
TOTAL ASSET BACKED SECURITIES (Cost $96,870,090)		$97,190,058
SHORT-TERM INVESTMENTS – 3.9%
Short-term funds – 3.9%
John Hancock Collateral Trust, 0.2429% (F)(G)	541,841	5,424,535
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (F)	33,546,955	33,546,955
TOTAL SHORT-TERM INVESTMENTS (Cost $38,971,559)		$38,971,490
Total Investments (Core Bond Trust) (Cost $1,088,608,236) – 112.6%		$1,122,071,676
Other assets and liabilities, net – (12.6%)		(125,186,006)
TOTAL NET ASSETS – 100.0%		$996,885,670
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 6-30-20.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $147,359,276 or 14.8% of the fund's net assets as of 6-30-20.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 6-30-20.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.4%
Provincia de Buenos Aires 7.875%, 06/15/2027	$680,000	$278,807
Republic of Argentina
5.625%, 01/26/2022	230,000	95,335
6.875%, 04/22/2021 to 01/26/2027	530,000	216,360
7.500%, 04/22/2026	200,000	81,000

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
7.625%, 04/22/2046		$200,000	$78,000
			749,502
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2021 to 01/01/2027	BRL	2,634,000	549,152
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,445
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,692,117)			$1,304,099
CORPORATE BONDS – 85.3%
Communication services – 16.2%
Allen Media LLC 10.500%, 02/15/2028 (A)		$810,000	741,677
Altice France Holding SA 10.500%, 05/15/2027 (A)		240,000	264,372
Altice France SA 7.375%, 05/01/2026 (A)		2,660,000	2,776,853
CCO Holdings LLC
4.500%, 08/15/2030 to 05/01/2032 (A)		940,000	956,710
5.125%, 05/01/2027 (A)		1,060,000	1,096,676
CenturyLink, Inc.
4.000%, 02/15/2027 (A)		420,000	406,531
5.625%, 04/01/2025		250,000	258,500
Charter Communications Operating LLC 6.484%, 10/23/2045		450,000	597,889
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (A)		770,000	792,138
CSC Holdings LLC
4.125%, 12/01/2030 (A)		490,000	485,742
5.375%, 07/15/2023 (A)		440,000	446,248
6.500%, 02/01/2029 (A)		800,000	874,000
DISH DBS Corp.
5.875%, 11/15/2024		840,000	835,019
7.750%, 07/01/2026 (B)		1,770,000	1,876,395
Dolya Holdco 18 DAC 5.000%, 07/15/2028 (A)		470,000	463,984
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)		580,000	535,050
5.250%, 08/15/2027 (A)		660,000	631,950
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(B)(C)		560,000	567,941
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (A)		1,010,000	964,550
Match Group, Inc.
4.625%, 06/01/2028 (A)		610,000	616,802
5.000%, 12/15/2027 (A)		370,000	385,004
Netflix, Inc.
4.375%, 11/15/2026		650,000	676,111
4.875%, 06/15/2030 (A)		150,000	160,256
5.375%, 11/15/2029 (A)		540,000	593,104
6.375%, 05/15/2029		700,000	815,500
Sirius XM Radio, Inc. 4.625%, 07/15/2024 (A)		230,000	236,113
Sprint Capital Corp. 8.750%, 03/15/2032		265,000	378,815
Sprint Communications, Inc. 11.500%, 11/15/2021		470,000	520,525
Sprint Corp.
7.250%, 09/15/2021		750,000	786,263
7.625%, 02/15/2025		510,000	588,413
7.875%, 09/15/2023		2,170,000	2,443,963
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
TEGNA, Inc. 5.000%, 09/15/2029 (A)	$410,000	$386,302
Telecom Italia SpA 5.303%, 05/30/2024 (A)	800,000	833,016
Time Warner Cable LLC 7.300%, 07/01/2038	440,000	609,234
T-Mobile USA, Inc. 6.000%, 04/15/2024	60,000	61,302
Twitter, Inc. 3.875%, 12/15/2027 (A)	440,000	440,044
Univision Communications, Inc.
5.125%, 02/15/2025 (A)(B)	290,000	273,145
9.500%, 05/01/2025 (A)	580,000	614,800
UPC Holding BV 5.500%, 01/15/2028 (A)	430,000	414,563
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 to 05/15/2029 (A)	1,810,000	1,861,735
		29,267,235
Consumer discretionary – 16.3%
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027	621,000	602,755
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	895,199	984,719
Boyne USA, Inc. 7.250%, 05/01/2025 (A)	960,000	1,005,600
Brinker International, Inc. 5.000%, 10/01/2024 (A)	310,000	289,540
Carriage Services, Inc. 6.625%, 06/01/2026 (A)	640,000	672,800
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	1,034,800
Colt Merger Sub, Inc. 6.250%, 07/01/2025 (A)	550,000	545,710
ESH Hospitality, Inc.
4.625%, 10/01/2027 (A)	10,000	9,400
5.250%, 05/01/2025 (A)	560,000	541,800
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(C)	3,600,425	360
Ford Motor Company
8.500%, 04/21/2023	20,000	21,150
9.000%, 04/22/2025	970,000	1,048,813
Ford Motor Credit Company LLC
3.087%, 01/09/2023	1,100,000	1,045,682
3.096%, 05/04/2023	710,000	672,867
5.125%, 06/16/2025	460,000	461,049
frontdoor, Inc. 6.750%, 08/15/2026 (A)	610,000	648,125
Golden Nugget, Inc. 8.750%, 10/01/2025 (A)	740,000	418,100
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)	510,000	507,450
4.875%, 05/15/2026 (A)(B)	450,000	453,375
5.375%, 05/15/2025 (A)	170,000	171,913
Hilton Domestic Operating Company, Inc.
5.375%, 05/01/2025 (A)	370,000	368,613
5.750%, 05/01/2028 (A)	510,000	515,100
Hilton Worldwide Finance LLC 4.625%, 04/01/2025	270,000	263,982
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	410,000	410,000
International Game Technology PLC 5.250%, 01/15/2029 (A)	660,000	641,850

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
IRB Holding Corp. 7.000%, 06/15/2025 (A)	$340,000	$349,775
L Brands, Inc.
5.250%, 02/01/2028	1,020,000	806,990
6.875%, 07/01/2025 (A)	260,000	268,450
7.500%, 06/15/2029	160,000	139,600
9.375%, 07/01/2025 (A)	340,000	340,425
Lennar Corp.
4.750%, 11/29/2027	230,000	249,550
5.875%, 11/15/2024	810,000	885,128
Levi Strauss & Company 5.000%, 05/01/2025 (B)	690,000	692,594
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	340,000	338,178
MGM Resorts International 6.000%, 03/15/2023	610,000	616,100
Michaels Stores, Inc. 8.000%, 07/15/2027 (A)(B)	310,000	269,427
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (A)	900,000	747,000
NCL Corp., Ltd.
3.625%, 12/15/2024 (A)	390,000	238,875
12.250%, 05/15/2024 (A)	730,000	763,544
Newell Brands, Inc. 4.875%, 06/01/2025	330,000	345,602
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)	640,000	137,600
PetSmart, Inc. 8.875%, 06/01/2025 (A)(B)	260,000	259,990
Sands China, Ltd. 5.400%, 08/08/2028	200,000	220,756
Scientific Games International, Inc. 7.000%, 05/15/2028 (A)	630,000	504,000
Service Corp. International
5.125%, 06/01/2029	400,000	430,400
5.375%, 05/15/2024	230,000	234,313
7.500%, 04/01/2027	480,000	544,800
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (A)	512,000	482,560
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	291,200
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	263,250
Taylor Morrison Communities, Inc.
5.875%, 01/31/2025 (A)	50,000	50,750
6.000%, 09/01/2023 (A)	390,000	398,775
The ServiceMaster Company LLC 5.125%, 11/15/2024 (A)	550,000	557,563
The William Carter Company
5.500%, 05/15/2025 (A)	200,000	206,250
5.625%, 03/15/2027 (A)	330,000	339,900
TopBuild Corp. 5.625%, 05/01/2026 (A)	510,000	515,100
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	390,000	232,194
13.000%, 05/15/2025 (A)	910,000	960,050
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,525,000	1,132,313
WW International, Inc. 8.625%, 12/01/2025 (A)(B)	650,000	669,500
Wynn Macau, Ltd. 5.125%, 12/15/2029 (A)(B)	260,000	252,200
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)(B)	480,000	483,456
		29,553,711
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 2.3%
Cott Holdings, Inc. 5.500%, 04/01/2025 (A)	$430,000	$432,189
Kraft Heinz Foods Company
3.875%, 05/15/2027 (A)	30,000	31,344
4.250%, 03/01/2031 (A)	160,000	169,606
5.200%, 07/15/2045	450,000	487,846
5.500%, 06/01/2050 (A)	470,000	500,822
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 to 05/15/2028 (A)	790,000	820,591
Sally Holdings LLC 5.625%, 12/01/2025	510,000	495,536
Simmons Foods, Inc. 5.750%, 11/01/2024 (A)	790,000	750,500
Spectrum Brands, Inc.
5.000%, 10/01/2029 (A)	230,000	227,125
6.125%, 12/15/2024	230,000	236,325
		4,151,884
Energy – 10.2%
Antero Midstream Partners LP 5.375%, 09/15/2024	290,000	247,077
Apache Corp. 5.100%, 09/01/2040	550,000	451,728
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	450,000	364,500
Blue Racer Midstream LLC 6.625%, 07/15/2026 (A)	670,000	596,300
Cenovus Energy, Inc.
3.000%, 08/15/2022 (B)	470,000	450,193
5.400%, 06/15/2047	50,000	42,910
6.750%, 11/15/2039	130,000	127,900
Comstock Resources, Inc.
7.500%, 05/15/2025 (A)	420,000	380,625
9.750%, 08/15/2026	350,000	326,813
Continental Resources, Inc.
3.800%, 06/01/2024	210,000	198,116
4.375%, 01/15/2028 (B)	250,000	220,055
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	252,000
6.750%, 09/15/2037 (A)	590,000	529,401
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)	140,000	134,050
5.750%, 01/30/2028 (A)	150,000	144,000
6.625%, 07/15/2025 (A)	320,000	322,502
EQM Midstream Partners LP
4.000%, 08/01/2024	120,000	113,675
5.500%, 07/15/2028	560,000	533,400
6.000%, 07/01/2025 (A)	240,000	242,400
6.500%, 07/01/2027 (A)	220,000	225,353
6.500%, 07/15/2048	240,000	219,072
EQT Corp. 6.125%, 02/01/2025 (B)	640,000	637,773
MEG Energy Corp.
7.000%, 03/31/2024 (A)	228,000	195,510
7.125%, 02/01/2027 (A)	1,120,000	931,000
Montage Resources Corp. 8.875%, 07/15/2023	730,000	576,700
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	380,000	391,940
4.875%, 08/15/2027 (A)	260,000	285,673
7.768%, 12/15/2037 (A)	500,000	610,099
Oasis Petroleum, Inc.
6.875%, 03/15/2022	440,000	72,600
6.875%, 01/15/2023 (B)	747,000	124,656
Occidental Petroleum Corp.
2.700%, 02/15/2023	380,000	346,275

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp. (continued)
2.900%, 08/15/2024		$740,000	$632,700
Occidental Petroleum Corp. (3 month LIBOR + 1.450%) 1.842%, 08/15/2022 (D)		130,000	119,625
Petrobras Global Finance BV
5.750%, 02/01/2029		100,000	102,801
6.850%, 06/05/2115		410,000	406,884
Precision Drilling Corp. 7.125%, 01/15/2026 (A)(B)		660,000	402,600
Range Resources Corp.
5.000%, 03/15/2023 (B)		470,000	400,675
9.250%, 02/01/2026 (A)		210,000	188,803
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (A)		860,000	387,000
The Williams Companies, Inc.
7.500%, 01/15/2031		780,000	999,004
8.750%, 03/15/2032		120,000	177,900
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	490,000	184,075
Viper Energy Partners LP 5.375%, 11/01/2027 (A)		$210,000	205,993
Western Midstream Operating LP
3.100%, 02/01/2025		1,080,000	1,021,918
3.950%, 06/01/2025		110,000	103,039
4.000%, 07/01/2022		520,000	518,336
5.500%, 08/15/2048		580,000	469,800
WPX Energy, Inc.
5.250%, 10/15/2027		360,000	336,308
5.875%, 06/15/2028		570,000	545,775
8.250%, 08/01/2023		870,000	965,700
			18,463,232
Financials – 8.6%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)		1,160,000	1,218,000
Ally Financial, Inc. 8.000%, 11/01/2031		80,000	103,202
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(E)		200,000	191,000
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (E)		250,000	255,386
Barclays Bank PLC 7.625%, 11/21/2022		200,000	217,764
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (E)	EUR	500,000	562,445
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)		$380,000	393,775
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(E)		390,000	427,538
CIT Group, Inc.
5.250%, 03/07/2025		140,000	145,046
6.125%, 03/09/2028		190,000	205,200
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (E)		220,000	218,460
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (E)		410,000	410,713
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.180%) 12/23/2025 (A)(E)	$890,000	$1,015,713
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(E)	430,000	436,665
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year CMT + 4.332%) 09/12/2025 (A)(E)	200,000	205,500
DAE Funding LLC 5.750%, 11/15/2023 (A)	1,170,000	1,114,425
Diversified Healthcare Trust 9.750%, 06/15/2025	340,000	365,075
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	590,000	581,203
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (A)	440,000	475,631
FirstCash, Inc. 5.375%, 06/01/2024 (A)	530,000	532,650
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) 03/30/2025 (E)	200,000	205,376
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) 03/23/2028 (E)	530,000	543,913
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (A)	200,000	204,932
INTL. FCStone, Inc. 8.625%, 06/15/2025 (A)	270,000	281,983
Ladder Capital Finance Holdings LLLP 4.250%, 02/01/2027 (A)	460,000	368,000
Navient Corp.
5.875%, 03/25/2021	90,000	88,425
6.625%, 07/26/2021	210,000	205,800
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	650,000	680,147
Quicken Loans LLC 5.250%, 01/15/2028 (A)	880,000	915,200
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.600%) 08/15/2021 (E)	1,180,000	1,226,905
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.340%) 01/31/2024 (A)(E)	550,000	571,313
UniCredit SpA (5.459% to 6-30-30, then 5 Year ICE Swap Rate + 4.750%) 06/30/2035 (A)	720,000	725,696
UniCredit SpA (7.296% to 4-2-29, then 5 Year ICE Swap Rate + 4.914%) 04/02/2034 (A)	490,000	552,601
		15,645,682
Health care – 8.1%
Air Methods Corp. 8.000%, 05/15/2025 (A)	750,000	528,750
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	310,000	336,319
Bausch Health Companies, Inc.
5.500%, 11/01/2025 (A)	370,000	378,162
6.250%, 02/15/2029 (A)	1,460,000	1,467,300
9.000%, 12/15/2025 (A)	1,190,000	1,281,880
Centene Corp.
3.375%, 02/15/2030	220,000	222,136
5.375%, 06/01/2026 (A)	560,000	580,530

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Community Health Systems, Inc.
6.625%, 02/15/2025 (A)	$810,000	$761,400
8.000%, 03/15/2026 (A)	760,000	718,352
HCA, Inc. 5.625%, 09/01/2028	1,300,000	1,450,033
HLF Financing Sarl LLC 7.250%, 08/15/2026 (A)	470,000	472,350
Immucor, Inc. 11.125%, 02/15/2022 (A)	320,000	285,600
LifePoint Health, Inc. 4.375%, 02/15/2027 (A)	450,000	425,250
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	620,000	636,244
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500%, 12/01/2022 (A)(B)	510,000	448,800
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	660,000	622,050
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)	400,000	408,000
Tenet Healthcare Corp.
4.625%, 06/15/2028 (A)	550,000	538,824
6.750%, 06/15/2023	850,000	843,625
7.500%, 04/01/2025 (A)	560,000	595,000
8.125%, 04/01/2022 (B)	10,000	10,500
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (B)	340,000	334,900
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025 (A)	530,000	564,180
US Renal Care, Inc. 10.625%, 07/15/2027 (A)	650,000	669,500
		14,579,685
Industrials – 9.3%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (A)	130,000	62,400
Allison Transmission, Inc. 5.000%, 10/01/2024 (A)	210,000	209,475
Builders FirstSource, Inc.
5.000%, 03/01/2030 (A)	190,000	178,600
6.750%, 06/01/2027 (A)	230,000	235,463
BWX Technologies, Inc. 5.375%, 07/15/2026 (A)	410,000	422,456
CD&R Smokey Buyer, Inc. 6.750%, 07/15/2025 (A)	200,000	207,980
Clark Equipment Company 5.875%, 06/01/2025 (A)	260,000	265,850
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (A)	200,000	169,500
Covanta Holding Corp. 5.875%, 07/01/2025	560,000	567,000
Delta Air Lines, Inc.
3.800%, 04/19/2023	510,000	453,965
7.375%, 01/15/2026	570,000	551,417
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)	570,000	490,200
GFL Environmental, Inc.
5.125%, 12/15/2026 (A)	140,000	144,900
8.500%, 05/01/2027 (A)	570,000	619,875
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,050,000	1,373,500
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)	$500,000	$498,910
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (A)	40,000	22,600
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)	830,000	757,222
5.250%, 08/15/2022 (A)	230,000	215,903
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	120,000	98,400
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	840,000	870,450
6.250%, 01/15/2028 (A)	920,000	866,548
Sensata Technologies, Inc. 4.375%, 02/15/2030 (A)	340,000	336,600
Signature Aviation US Holdings, Inc. 5.375%, 05/01/2026 (A)	610,000	610,427
Standard Industries, Inc. 4.750%, 01/15/2028 (A)	420,000	425,775
The Boeing Company 5.150%, 05/01/2030	400,000	446,274
TransDigm, Inc.
6.250%, 03/15/2026 (A)	580,000	579,638
8.000%, 12/15/2025 (A)	200,000	210,198
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 08/15/2021	286,959	271,345
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 04/11/2022	76,303	67,363
United Rentals North America, Inc.
4.875%, 01/15/2028	640,000	656,000
5.250%, 01/15/2030	580,000	598,850
5.500%, 05/15/2027	650,000	669,500
Vertical Holdco GmbH 7.625%, 07/15/2028 (A)	240,000	240,000
Vertical US Newco, Inc. 5.250%, 07/15/2027 (A)	720,000	720,000
Waste Pro USA, Inc. 5.500%, 02/15/2026 (A)	440,000	419,976
XPO CNW, Inc. 6.700%, 05/01/2034	730,000	750,221
XPO Logistics, Inc. 6.250%, 05/01/2025 (A)	490,000	513,275
		16,798,056
Information technology – 3.7%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (A)(B)	510,000	459,000
Amkor Technology, Inc. 6.625%, 09/15/2027 (A)	560,000	599,407
CDK Global, Inc.
4.875%, 06/01/2027	250,000	256,623
5.250%, 05/15/2029 (A)	30,000	31,153
5.875%, 06/15/2026	540,000	560,855
CDW LLC 4.250%, 04/01/2028	580,000	591,055
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	180,000	162,126
CommScope, Inc. 8.250%, 03/01/2027 (A)(B)	1,260,000	1,294,902
Dell International LLC 7.125%, 06/15/2024 (A)(B)	360,000	372,938
Entegris, Inc. 4.375%, 04/15/2028 (A)	430,000	437,525
Fair Isaac Corp. 4.000%, 06/15/2028 (A)	350,000	350,875

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
j2 Cloud Services LLC 6.000%, 07/15/2025 (A)	$560,000	$569,800
Level 3 Financing, Inc. 5.250%, 03/15/2026	210,000	216,374
Microchip Technology, Inc. 4.250%, 09/01/2025 (A)	350,000	352,884
Open Text Corp. 3.875%, 02/15/2028 (A)	250,000	240,703
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)	220,000	216,150
		6,712,370
Materials – 6.1%
ArcelorMittal SA 7.000%, 03/01/2041	470,000	549,689
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	660,000	652,988
Ardagh Packaging Finance PLC
5.250%, 08/15/2027 (A)	690,000	677,318
6.000%, 02/15/2025 (A)	1,070,000	1,095,413
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (A)	250,000	288,125
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	537,950
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (A)	620,000	587,450
7.250%, 04/01/2023 (A)	210,000	201,556
7.500%, 04/01/2025 (A)	730,000	698,975
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (A)	430,000	417,100
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	48,000	48,000
3.875%, 03/15/2023	160,000	160,208
5.450%, 03/15/2043	1,140,000	1,117,200
Greif, Inc. 6.500%, 03/01/2027 (A)(B)	1,010,000	1,028,049
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (A)	890,000	852,175
Mercer International, Inc. 7.375%, 01/15/2025	350,000	348,250
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(C)	913,644	914
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	9,738
Olin Corp. 5.000%, 02/01/2030	420,000	371,700
Pactiv LLC 7.950%, 12/15/2025	380,000	404,700
Summit Materials LLC 5.125%, 06/01/2025 (A)	300,000	296,250
Teck Resources, Ltd. 5.200%, 03/01/2042	670,000	656,907
		11,000,655
Real estate – 4.1%
CoreCivic, Inc.
4.625%, 05/01/2023	270,000	259,200
5.000%, 10/15/2022	250,000	245,000
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,410,000	1,332,450
Forestar Group, Inc.
5.000%, 03/01/2028 (A)	630,000	617,400
8.000%, 04/15/2024 (A)	440,000	455,400
Iron Mountain, Inc. 5.000%, 07/15/2028 (A)	700,000	683,375
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
MPT Operating Partnership LP
4.625%, 08/01/2029	$560,000	$562,800
5.000%, 10/15/2027	340,000	349,350
Realogy Group LLC 7.625%, 06/15/2025 (A)	620,000	618,450
The GEO Group, Inc.
5.875%, 10/15/2024	750,000	589,275
6.000%, 04/15/2026	945,000	725,288
VICI Properties LP 4.625%, 12/01/2029 (A)	930,000	906,750
		7,344,738
Utilities – 0.4%
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	410,000	401,288
10.500%, 01/15/2026 (A)	340,000	268,600
		669,888
TOTAL CORPORATE BONDS (Cost $160,549,119)		$154,187,136
CONVERTIBLE BONDS – 0.7%
Communication services – 0.4%
DISH Network Corp.
2.375%, 03/15/2024	420,000	375,836
3.375%, 08/15/2026	110,000	101,048
Live Nation Entertainment, Inc. 2.000%, 02/15/2025 (A)	220,000	187,138
Vonage Holdings Corp. 1.750%, 06/01/2024	70,000	65,292
		729,314
Energy – 0.1%
Cheniere Energy, Inc. 4.250%, 03/15/2045	220,000	139,114
Information technology – 0.2%
Vishay Intertechnology, Inc. 2.250%, 06/15/2025	380,000	354,383
TOTAL CONVERTIBLE BONDS (Cost $1,343,402)		$1,222,811
TERM LOANS (F) – 6.4%
Communication services – 0.3%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 5.808%, 02/10/2027	249,336	236,039
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.178%, 05/01/2026	351,985	323,534
Intelsat Jackson Holdings SA, 2020 DIP Term Loan (3 month LIBOR + 5.500%) 6.500%, 07/14/2021	42,582	43,142
		602,715
Consumer discretionary – 1.5%
CEOC LLC, Exit Term Loan (1 month LIBOR + 2.000%) 2.178%, 10/07/2024	672,927	669,354
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 3.678%, 04/30/2026	476,400	452,580
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	380,000	374,300
Michaels Stores, Inc., 2018 Term Loan B (1 and 3 month LIBOR + 2.500%) 3.534%, 01/30/2023	209,401	191,078

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
Mohegan Gaming & Entertainment, 2016 Term Loan B (3 month LIBOR + 4.375%) 5.375%, 10/13/2023	$596,824	$487,307
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.180%, 06/19/2026	634,414	556,172
		2,730,791
Energy – 0.2%
Chesapeake Energy Corp., 2019 Last Out Term Loan 0.000%, 06/24/2024 (C)	540,000	309,728
Permian Production Partners LLC, Term Loan 0.000%, 05/20/2024 (C)	446,500	22,325
		332,053
Financials – 0.8%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 3.678%, 02/15/2027	458,850	432,466
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.173%, 03/18/2027	132,955	126,141
Duff + Phelps Corp., 2020 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.000%, 04/07/2028	520,000	492,700
Jane Street Group LLC, 2020 Term Loan (1 month LIBOR + 3.000%) 3.178%, 01/31/2025	326,696	317,202
		1,368,509
Health care – 1.5%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (3 month LIBOR + 8.250%) 8.558%, 02/18/2028	350,000	297,500
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 4.058%, 02/05/2027	404,392	363,043
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 3.934%, 09/30/2024	364,768	354,332
Option Care Health, Inc., Term Loan B (1 month LIBOR + 4.500%) 4.678%, 08/06/2026	606,950	588,742
Radnet Management, Inc., Reprice Term Loan (6 month LIBOR + 3.750%) 4.750%, 06/30/2023	599,540	568,813
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.178%, 06/26/2026	453,308	435,112
		2,607,542
Industrials – 1.6%
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%) 3.941%, 04/12/2025	548,800	520,674
Delta Air Lines, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 04/29/2023	670,000	656,185
JetBlue Airways Corp., Term Loan (3 month LIBOR + 5.250%) 6.250%, 06/12/2024	560,000	547,400
Temple Generation I LLC, 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.000%, 02/07/2023	299,368	296,374
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Industrials (continued)
United Airlines, Inc., 2020 Term Loan B 06/25/2027 TBD (G)	$880,000	$873,030
		2,893,663
Information technology – 0.3%
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.428%, 11/29/2025	662,842	569,335
Real estate – 0.2%
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 4.680%, 12/18/2024	429,000	422,565
TOTAL TERM LOANS (Cost $12,761,428)		$11,527,173
ASSET BACKED SECURITIES – 3.3%
Benefit Street Partners CLO, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 4.269%, 10/15/2030 (A)(D)	250,000	223,209
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 6.335%, 07/18/2027 (A)(D)	250,000	176,059
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 8.167%, 08/20/2032 (A)(D)	300,000	257,978
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 4.835%, 07/20/2031 (A)(D)	750,000	675,603
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 7.135%, 04/20/2029 (A)(D)	500,000	441,732
Cent CLO 24, Ltd. Series 2015-24A, Class CR (3 month LIBOR + 3.150%) 4.369%, 10/15/2026 (A)(D)	360,000	335,441
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 6.535%, 04/17/2030 (A)(D)	250,000	214,557
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 6.785%, 07/20/2028 (A)(D)	750,000	665,619
CVP CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 3.785%, 01/20/2031 (A)(D)	500,000	412,141
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 3.719%, 04/15/2031 (A)(D)	290,000	258,502
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 6.169%, 04/15/2031 (A)(D)	250,000	205,279
Greywolf CLO IV, Ltd. Series 2019-1A, Class C (3 month LIBOR + 3.950%) 5.085%, 04/17/2030 (A)(D)	250,000	240,098
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 6.335%, 10/20/2027 (A)(D)	250,000	184,464

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%) 4.319%, 11/22/2030 (A)(D)	$810,000	$726,890
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 3.556%, 06/22/2030 (A)(D)	576,405	477,880
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 4.039%, 04/15/2027 (A)(D)	350,000	292,449
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 6.959%, 04/15/2027 (A)(D)	350,000	221,439
TOTAL ASSET BACKED SECURITIES (Cost $6,873,383)		$6,009,340
COMMON STOCKS – 0.5%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	3	0
Vertis Holdings, Inc. (I)(J)	69,391	0
		0
Energy – 0.5%
Berry Corp.	146,822	709,150
Hercules Offshore, Inc. (I)(J)	45,689	39,503
KCAD Holdings I, Ltd. (H)(I)(J)	165,553,563	166
Montage Resources Corp. (B)(J)	28,903	114,167
MWO Holdings LLC (H)(I)(J)	445	25,841
		888,827
TOTAL COMMON STOCKS (Cost $9,774,339)		$888,827
PREFERRED SECURITIES – 0.9%
Financials – 0.8%
B. Riley Financial, Inc., 6.875%	8,875	203,415
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.177% (D)	51,072	1,145,034
		1,348,449
Industrials – 0.1%
Stanley Black & Decker, Inc. (5.000% to 5-15-23, then 10.000% thereafter)	190	216,412
TOTAL PREFERRED SECURITIES (Cost $1,619,038)		$1,564,861
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)(J)	$3,000,000	0
9.875%, 03/01/2049 (I)(J)	2,050,000	0
10.250%, 11/01/2049 (I)(J)	1,025,000	0
TOTAL ESCROW CERTIFICATES (Cost $391,849)		$0
SHORT-TERM INVESTMENTS – 5.4%
Short-term funds – 5.4%
John Hancock Collateral Trust, 0.2429% (K)(L)	979,096	9,802,025
TOTAL SHORT-TERM INVESTMENTS (Cost $9,802,264)		$9,802,025
Total Investments (High Yield Trust) (Cost $205,806,939) – 103.2%		$186,506,272
Other assets and liabilities, net – (3.2%)		(5,737,289)
TOTAL NET ASSETS – 100.0%		$180,768,983
High Yield Trust (continued)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $105,176,948 or 58.2% of the fund's net assets as of 6-30-20.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 6-30-20.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Sep 2020	$10,170,364	$10,185,117	$14,753
10-Year U.S. Treasury Note Futures	3	Short	Sep 2020	(416,323)	(417,516)	(1,193)
						$13,560
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	707,991	USD	517,189	BNP	7/16/2020	$4,334	—
EUR	60,000	USD	67,356	BNP	7/16/2020	74	—
MXN	1,174,325	USD	46,935	JPM	7/16/2020	4,061	—
USD	507,491	CAD	707,991	BNP	7/16/2020	—	$(14,031)
USD	517,268	CAD	707,991	BNP	10/16/2020	—	(4,344)
USD	74,339	EUR	68,000	BNP	7/16/2020	—	(2,081)
USD	64,879	EUR	59,131	JPM	7/16/2020	—	(1,574)
USD	67,495	EUR	60,000	BNP	10/16/2020	—	(77)
						$8,469	$(22,107)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	3.523%	513,000	USD	$513,000	5.000%	Semi-Annual	Jun 2023	$(32,190)	$53,848	$21,658
					$513,000				$(32,190)	$53,848	$21,658
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 56.2%
U.S. Government – 16.1%
U.S. Treasury Bonds
2.250%, 08/15/2046	$975,000	$1,155,870
2.500%, 02/15/2045 (A)	1,204,000	1,484,635
2.500%, 02/15/2046	648,000	802,178
2.875%, 05/15/2043	1,170,000	1,528,130
3.000%, 11/15/2044 to 02/15/2048	4,148,000	5,633,137
3.000%, 11/15/2045 (A)	3,372,000	4,543,375
3.125%, 08/15/2044 (A)	5,535,000	7,545,329
3.125%, 05/15/2048	3,205,000	4,489,379
3.625%, 08/15/2043	680,000	992,959
3.750%, 11/15/2043 (A)	2,908,000	4,326,672
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.375%, 11/15/2039 (A)	$1,170,000	$1,839,322
5.375%, 02/15/2031	3,000	4,457
U.S. Treasury Inflation Protected Securities
0.375%, 01/15/2027	1,348,270	1,454,381
0.500%, 01/15/2028	187,137	205,080
0.625%, 01/15/2026 (A)	1,996,650	2,164,151
0.875%, 01/15/2029	1,528,508	1,742,542

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation Protected Securities (continued)
1.000%, 02/15/2048 to 02/15/2049		$768,406	$1,020,514
			40,932,111
U.S. Government Agency – 40.1%
Federal Home Loan Mortgage Corp.
3.000%, 12/01/2046 to 06/01/2049		3,229,906	3,402,865
3.500%, 03/01/2048 to 06/01/2048		3,212,241	3,382,345
5.000%, 12/01/2034		140,280	160,238
6.500%, 04/01/2029 to 08/01/2034		9,372	10,979
7.500%, 12/01/2025 to 05/01/2028		3,110	3,483
Federal National Mortgage Association
2.000%, TBA (B)		5,400,000	5,579,633
2.500%, TBA (B)		22,000,000	22,912,884
2.500%, 07/01/2030 to 04/01/2045		1,448,584	1,533,697
2.660%, 03/01/2027		811,511	889,197
2.720%, 03/01/2027		735,378	771,311
3.000%, TBA (B)		6,100,000	6,416,539
3.500%, 06/01/2046 to 05/01/2048		9,034,546	9,549,342
4.000%, TBA (B)		5,800,000	6,145,055
4.500%, TBA (B)		3,300,000	3,545,438
5.000%, TBA (B)		1,800,000	1,965,848
Government National Mortgage Association
2.500%, TBA (B)		9,900,000	10,405,432
3.000%, TBA (B)		11,500,000	12,177,502
3.500%, TBA (B)		5,400,000	5,696,981
4.000%, TBA (B)		2,600,000	2,755,985
4.000%, 11/15/2040 to 02/15/2042		48,182	52,899
4.500%, TBA (B)		4,600,000	4,912,042
6.000%, 08/15/2032 to 04/15/2035		60,224	70,242
6.500%, 06/15/2028 to 02/15/2035		24,365	27,374
7.000%, 11/15/2031 to 11/15/2033		132,281	149,428
			102,516,739
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $135,160,993)			$143,448,850
FOREIGN GOVERNMENT OBLIGATIONS – 2.4%
Argentina – 0.0%
Republic of Argentina 5.250%, 01/15/2028	EUR	135,000	55,406
Bahrain – 0.1%
Kingdom of Bahrain 7.375%, 05/14/2030 (C)(D)		$200,000	227,340
Canada – 0.0%
City of Quebec 2.000%, 07/07/2020	CAD	85,000	62,631
Chile – 0.1%
Republic of Chile 2.550%, 01/27/2032		$265,000	275,600
Dominican Republic – 0.2%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		425,000	387,813
Egypt – 0.1%
Arab Republic of Egypt 7.625%, 05/29/2032 (C)		210,000	204,700
Ghana – 0.2%
Republic of Ghana
6.375%, 02/11/2027 (C)		200,000	186,750
7.625%, 05/16/2029		265,000	249,154
			435,904
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary – 0.0%
Republic of Hungary 6.375%, 03/29/2021		$86,000	$89,438
Indonesia – 0.1%
Republic of Indonesia 3.375%, 04/15/2023		200,000	208,033
Macedonia – 0.1%
Republic of Macedonia 3.675%, 06/03/2026 (C)	EUR	265,000	302,061
Mexico – 0.1%
Government of Mexico 4.750%, 04/27/2032		$235,000	259,088
Panama – 0.1%
Republic of Panama 4.500%, 04/01/2056		200,000	244,702
Peru – 0.0%
Republic of Peru 2.392%, 01/23/2026		70,000	72,695
Qatar – 0.4%
State of Qatar
3.400%, 04/16/2025 (C)		400,000	435,003
3.750%, 04/16/2030 (C)		470,000	535,185
			970,188
Romania – 0.3%
Government of Romania
3.624%, 05/26/2030 (C)	EUR	180,000	217,360
4.625%, 04/03/2049		317,000	405,836
6.125%, 01/22/2044		$94,000	123,140
			746,336
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 2.900%, 10/22/2025 (C)		240,000	254,496
Senegal – 0.1%
Republic of Senegal 6.250%, 05/23/2033		255,000	258,877
Tunisia – 0.1%
Banque Centrale de Tunisie 6.750%, 10/31/2023 (C)	EUR	190,000	201,682
United Arab Emirates – 0.3%
Republic of United Arab Emirates
2.500%, 04/16/2025 (C)		$245,000	257,448
3.125%, 04/16/2030 (C)		200,000	219,863
3.875%, 04/16/2050 (C)		200,000	236,150
			713,461
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,839,574)			$5,970,451
CORPORATE BONDS – 38.2%
Communication services – 5.7%
AT&T, Inc.
2.300%, 06/01/2027		335,000	345,872
2.950%, 07/15/2026 (D)		280,000	302,781
3.800%, 02/15/2027		5,000	5,630
3.825%, 11/25/2020	CAD	300,000	223,477
3.875%, 01/15/2026		$70,000	78,764
4.125%, 02/17/2026		255,000	290,599
4.300%, 02/15/2030		130,000	151,880
4.350%, 03/01/2029 to 06/15/2045		460,000	528,682
AT&T, Inc. (3 month LIBOR + 0.750%) 1.100%, 06/01/2021 (E)		45,000	45,228
CCO Holdings LLC 4.500%, 08/15/2030 (C)		13,000	13,267

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC
2.800%, 04/01/2031	$220,000	$222,911
4.800%, 03/01/2050	45,000	51,003
4.908%, 07/23/2025	30,000	34,402
5.125%, 07/01/2049	75,000	86,585
5.750%, 04/01/2048	125,000	155,550
6.484%, 10/23/2045	280,000	372,020
6.834%, 10/23/2055	40,000	53,876
Comcast Cable Communications LLC 8.500%, 05/01/2027	96,000	137,562
Comcast Corp.
1.950%, 01/15/2031	315,000	320,818
3.200%, 07/15/2036	55,000	61,135
3.250%, 11/01/2039	255,000	282,905
3.400%, 04/01/2030 to 07/15/2046	85,000	95,873
4.049%, 11/01/2052	45,000	55,188
4.250%, 10/15/2030	40,000	48,973
4.600%, 10/15/2038	115,000	146,451
4.650%, 07/15/2042	35,000	45,067
4.750%, 03/01/2044	20,000	26,734
4.950%, 10/15/2058	120,000	170,591
Cox Communications, Inc. 3.150%, 08/15/2024 (C)(D)	601,000	646,656
Discovery Communications LLC
3.800%, 03/13/2024	80,000	85,735
3.950%, 06/15/2025 to 03/20/2028	92,000	102,615
5.000%, 09/20/2037	25,000	29,581
5.300%, 05/15/2049	100,000	121,977
6.350%, 06/01/2040	175,000	235,476
DISH DBS Corp. 6.750%, 06/01/2021	66,000	67,238
Lamar Media Corp. 3.750%, 02/15/2028 (C)	10,000	9,428
SoftBank Group Corp. (6.000% to 7-19-23, then 5 Year ICE Swap Rate + 4.226%) 07/19/2023 (F)	600,000	546,528
Sprint Corp. 7.125%, 06/15/2024	85,000	95,977
Sprint Spectrum Company LLC 5.152%, 03/20/2028 (C)	295,000	339,250
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	16,305
7.721%, 06/04/2038	25,000	31,456
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	400,000	416,000
Telefonica Emisiones SA
5.520%, 03/01/2049	230,000	302,366
7.045%, 06/20/2036	170,000	247,088
Tencent Holdings, Ltd.
1.810%, 01/26/2026 (C)(D)	200,000	202,244
2.390%, 06/03/2030 (C)	200,000	199,703
3.595%, 01/19/2028 (C)	200,000	217,953
3.975%, 04/11/2029 (C)	400,000	451,200
The Walt Disney Company 2.650%, 01/13/2031	360,000	381,512
Time Warner Cable LLC
4.500%, 09/15/2042	415,000	445,702
5.875%, 11/15/2040	195,000	240,162
T-Mobile USA, Inc.
2.050%, 02/15/2028 (C)	345,000	345,162
3.500%, 04/15/2025 (C)	320,000	348,806
3.875%, 04/15/2030 (C)	395,000	440,255
4.500%, 04/15/2050 (C)	140,000	164,913
6.500%, 01/15/2026	625,000	653,044
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc.
3.150%, 03/22/2030	$55,000	$62,168
4.000%, 03/22/2050	55,000	69,240
4.272%, 01/15/2036	160,000	198,087
4.400%, 11/01/2034	225,000	279,584
4.500%, 08/10/2033	55,000	68,491
4.672%, 03/15/2055	180,000	244,574
4.812%, 03/15/2039	120,000	156,759
5.012%, 08/21/2054	165,000	238,995
5.250%, 03/16/2037	70,000	94,737
ViacomCBS, Inc.
4.250%, 09/01/2023	185,000	201,234
4.750%, 05/15/2025	150,000	170,900
4.950%, 01/15/2031	710,000	830,281
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	42,600
Vodafone Group PLC 6.150%, 02/27/2037	190,000	265,930
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	20,000	20,201
		14,681,937
Consumer discretionary – 1.8%
Alibaba Group Holding, Ltd. 3.400%, 12/06/2027	235,000	261,027
Amazon.com, Inc.
1.500%, 06/03/2030	335,000	339,736
3.875%, 08/22/2037	260,000	321,835
AutoZone, Inc. 3.625%, 04/15/2025	210,000	234,659
General Motors Company
5.200%, 04/01/2045	125,000	120,884
6.125%, 10/01/2025	70,000	78,666
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)(D)	50,000	50,375
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	426,000	413,305
Las Vegas Sands Corp. 3.500%, 08/18/2026	120,000	119,660
Lennar Corp. 4.750%, 11/29/2027	25,000	27,125
Lithia Motors, Inc. 4.625%, 12/15/2027 (C)	30,000	29,700
Lowe's Companies, Inc.
3.375%, 09/15/2025	370,000	414,447
3.700%, 04/15/2046	15,000	16,772
4.550%, 04/05/2049	125,000	158,269
McDonald's Corp.
3.350%, 04/01/2023	180,000	192,920
3.625%, 09/01/2049	210,000	232,730
4.200%, 04/01/2050	160,000	193,802
PulteGroup, Inc. 5.500%, 03/01/2026	615,000	670,719
Service Corp. International 5.125%, 06/01/2029	507,000	545,532
The William Carter Company 5.625%, 03/15/2027 (C)	15,000	15,450
Toll Brothers Finance Corp. 4.875%, 11/15/2025	50,000	53,323
Wynn Las Vegas LLC 5.250%, 05/15/2027 (C)	25,000	21,613
		4,512,549
Consumer staples – 2.9%
Alimentation Couche-Tard, Inc.
2.950%, 01/25/2030 (C)	65,000	67,380

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Alimentation Couche-Tard, Inc. (continued)
3.800%, 01/25/2050 (C)		$110,000	$113,981
Altria Group, Inc.
2.350%, 05/06/2025		100,000	105,222
2.625%, 09/16/2026		80,000	85,312
3.400%, 05/06/2030		135,000	145,219
3.875%, 09/16/2046		70,000	69,784
4.800%, 02/14/2029		145,000	169,026
5.375%, 01/31/2044		185,000	221,708
5.800%, 02/14/2039		30,000	37,404
5.950%, 02/14/2049		90,000	118,000
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042		299,000	322,059
4.600%, 04/15/2048		145,000	169,274
4.750%, 04/15/2058		155,000	187,094
5.450%, 01/23/2039		563,000	711,135
Archer-Daniels-Midland Company 3.250%, 03/27/2030		110,000	124,613
BAT Capital Corp.
2.789%, 09/06/2024		250,000	263,438
4.390%, 08/15/2037		70,000	76,356
Conagra Brands, Inc.
4.300%, 05/01/2024		95,000	105,061
4.600%, 11/01/2025		30,000	34,579
4.850%, 11/01/2028		198,000	238,870
5.400%, 11/01/2048		30,000	41,408
Constellation Brands, Inc.
2.650%, 11/07/2022		155,000	161,669
2.875%, 05/01/2030		50,000	52,966
3.150%, 08/01/2029		232,000	248,713
3.600%, 02/15/2028		323,000	357,819
4.650%, 11/15/2028		70,000	82,315
Diageo Capital PLC 2.000%, 04/29/2030		400,000	413,869
Kellogg Company 3.400%, 11/15/2027		150,000	168,383
Kernel Holding SA 6.500%, 10/17/2024		200,000	197,994
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030		60,000	66,376
Minerva Luxembourg SA 6.500%, 09/20/2026		255,000	256,913
Molson Coors Beverage Company 3.000%, 07/15/2026		270,000	280,330
Mondelez International, Inc. 1.500%, 05/04/2025		140,000	142,680
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)		420,000	420,760
PepsiCo, Inc. 3.625%, 03/19/2050		335,000	407,388
Philip Morris International, Inc. 2.100%, 05/01/2030		270,000	278,135
Sysco Corp. 5.950%, 04/01/2030		110,000	137,838
The Coca-Cola Company 1.650%, 06/01/2030		265,000	269,510
			7,350,581
Energy – 2.1%
BP Capital Markets America, Inc.
3.543%, 04/06/2027		140,000	155,213
3.633%, 04/06/2030		115,000	129,879
Canadian Natural Resources, Ltd. 2.890%, 08/14/2020	CAD	105,000	77,510
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream Operating LP
4.950%, 04/01/2022	$20,000	$20,109
5.600%, 04/01/2044	30,000	24,000
Energy Transfer Operating LP
3.750%, 05/15/2030	105,000	103,755
4.500%, 04/15/2024	100,000	108,411
4.950%, 06/15/2028	150,000	161,054
5.000%, 05/15/2050	20,000	18,896
5.250%, 04/15/2029	225,000	245,536
6.125%, 12/15/2045	305,000	317,148
EOG Resources, Inc. 4.375%, 04/15/2030	100,000	119,038
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	5,000	5,122
Equinor ASA
1.750%, 01/22/2026	245,000	250,952
3.625%, 04/06/2040	160,000	179,495
3.700%, 04/06/2050 (D)	105,000	120,701
Exxon Mobil Corp.
4.227%, 03/19/2040	245,000	296,093
4.327%, 03/19/2050	80,000	100,225
Halliburton Company 2.920%, 03/01/2030	120,000	113,808
Hess Corp.
7.125%, 03/15/2033	58,000	67,670
7.300%, 08/15/2031	100,000	116,782
Kinder Morgan Energy Partners LP 3.500%, 03/01/2021	240,000	242,990
Marathon Petroleum Corp. 4.700%, 05/01/2025	260,000	291,059
MPLX LP
4.125%, 03/01/2027	85,000	90,680
4.250%, 12/01/2027	160,000	173,436
4.700%, 04/15/2048	130,000	133,277
5.200%, 03/01/2047	40,000	42,939
5.500%, 02/15/2049	15,000	17,020
6.250%, 10/15/2022	15,000	15,183
MPLX LP (3 month LIBOR + 0.900%) 1.213%, 09/09/2021 (E)	10,000	9,921
ONEOK, Inc.
2.200%, 09/15/2025	35,000	34,352
3.100%, 03/15/2030	30,000	28,696
4.450%, 09/01/2049	105,000	97,388
5.850%, 01/15/2026	125,000	142,739
Phillips 66
2.150%, 12/15/2030	80,000	77,421
3.850%, 04/09/2025	65,000	72,047
QEP Resources, Inc. 5.375%, 10/01/2022	40,000	30,400
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030 (C)	200,000	220,836
SM Energy Company 6.125%, 11/15/2022	35,000	25,550
Texas Eastern Transmission LP 2.800%, 10/15/2022 (C)	50,000	50,890
The Williams Companies, Inc.
4.900%, 01/15/2045	8,000	8,439
5.100%, 09/15/2045	25,000	27,335
5.800%, 11/15/2043	30,000	34,275
6.300%, 04/15/2040	27,000	32,359
TransCanada PipeLines, Ltd.
4.100%, 04/15/2030	200,000	227,716
4.625%, 03/01/2034	130,000	149,381
Tullow Oil PLC 7.000%, 03/01/2025 (C)	200,000	125,500

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Valero Energy Corp. 4.000%, 04/01/2029 (D)		$95,000	$105,702
Western Midstream Operating LP 4.050%, 02/01/2030		10,000	9,624
WPX Energy, Inc. 5.250%, 09/15/2024		45,000	44,325
YPF SA 16.500%, 05/09/2022 (C)	ARS	6,797,946	50,171
			5,343,048
Financials – 9.0%
American International Group, Inc. 2.500%, 06/30/2025		$495,000	523,754
Aon Corp. 2.200%, 11/15/2022		185,000	192,069
Bank of America Corp. 7.750%, 05/14/2038		300,000	491,659
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025		270,000	284,047
Bank of America Corp. (3 month LIBOR + 0.650%) 0.946%, 10/01/2021 (E)		40,000	40,031
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026		740,000	808,223
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028		90,000	101,715
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051		640,000	798,595
BlackRock, Inc. 1.900%, 01/28/2031		390,000	398,445
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.070%) 06/09/2026 (C)		240,000	245,194
Brighthouse Financial, Inc. 5.625%, 05/15/2030		610,000	675,889
Capital One Financial Corp. 3.900%, 01/29/2024		205,000	222,934
Citigroup, Inc.
3.200%, 10/21/2026		225,000	246,752
4.450%, 09/29/2027		45,000	51,282
Citigroup, Inc. (2.312% to 11-4-21, then SOFR + 0.867%) 11/04/2022		235,000	240,007
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025		220,000	237,701
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030		300,000	343,882
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.910%) 03/31/2031		230,000	272,018
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.460%) 12/18/2024 (F)		475,000	494,798
DAE Funding LLC
4.500%, 08/01/2022 (C)		5,000	4,763
5.000%, 08/01/2024 (C)		5,000	4,688
Danske Bank A/S
5.000%, 01/12/2022 (C)		225,000	236,618
5.375%, 01/12/2024 (C)		235,000	261,513
Fifth Third Bancorp 2.375%, 01/28/2025		205,000	216,085
GE Capital Funding LLC 4.400%, 05/15/2030 (C)		235,000	244,350
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Genworth Holdings, Inc. 4.900%, 08/15/2023		$50,000	$40,000
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)		730,000	764,615
HSBC Holdings PLC 2.950%, 05/25/2021		200,000	204,224
HSBC Holdings PLC (3.262% to 3-13-22, then 3 month LIBOR + 1.055%) 03/13/2023		240,000	248,638
HSBC Holdings PLC (4.583% to 6-19-28, then 3 month LIBOR + 1.535%) 06/19/2029		200,000	231,019
Industrial & Commercial Bank of China, Ltd. (3 month LIBOR + 0.750%) 1.124%, 05/21/2021 (E)		200,000	199,688
Inter-American Development Bank 7.250%, 06/10/2021	MXN	5,530,000	243,446
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.520%) 05/13/2031		$50,000	53,169
JPMorgan Chase & Co. (3.109% to 4-22-40, then SOFR + 2.460%) 04/22/2041		110,000	118,413
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051		150,000	161,434
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025		295,000	317,482
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.940%) 01/23/2029		285,000	318,290
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030		280,000	321,576
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024		295,000	319,862
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.240%) 01/29/2027		595,000	677,733
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029		225,000	259,982
KeyCorp 2.550%, 10/01/2029		220,000	227,673
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024 (D)		175,000	193,609
4.750%, 03/15/2039		120,000	154,017
Massachusetts Mutual Life Insurance Company 3.729%, 10/15/2070 (C)		49,000	50,331
Metro Bank PLC (5.500% to 6-26-23, then 5 Year U.K. Treasury + 4.458%) 06/26/2028	GBP	300,000	199,679
MGIC Investment Corp. 5.750%, 08/15/2023		$30,000	30,975
Morgan Stanley
2.500%, 04/21/2021		625,000	635,465
3.125%, 07/27/2026		55,000	60,678
Morgan Stanley (2.699% to 1-22-30, then SOFR + 1.143%) 01/22/2031		305,000	323,952
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028		440,000	494,836

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%) 01/23/2030	$160,000	$190,589
MSCI, Inc.
4.000%, 11/15/2029 (C)	25,000	25,500
5.375%, 05/15/2027 (C)	565,000	599,606
National Rural Utilities Cooperative Finance Corp. 3.400%, 02/07/2028	55,000	61,674
Navient Corp. 7.250%, 01/25/2022 to 09/25/2023	85,000	84,334
New York Life Global Funding 2.000%, 01/22/2025 (C)	320,000	336,046
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (C)	515,000	487,536
Santander Holdings USA, Inc. 3.700%, 03/28/2022	200,000	205,978
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%) 11/01/2025	265,000	280,907
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026 (C)	130,000	141,043
State Street Corp. (3.152% to 3-30-30, then SOFR + 2.650%) 03/30/2031 (C)	25,000	28,014
The Bank of New York Mellon Corp. 2.100%, 10/24/2024	260,000	274,002
The Goldman Sachs Group, Inc.
6.250%, 02/01/2041	90,000	134,388
6.750%, 10/01/2037	165,000	237,922
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038	235,000	274,547
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029	225,000	261,750
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024	185,000	196,229
2.550%, 01/22/2030	355,000	381,985
The Progressive Corp. 3.200%, 03/26/2030	155,000	175,958
Truist Bank 2.250%, 03/11/2030	620,000	626,157
UBS Group AG 2.650%, 02/01/2022 (C)	380,000	391,404
UBS Group AG (7.000% to 2-19-25, then 5 Year U.S. Swap Rate + 4.866%) 02/19/2025 (F)	200,000	219,840
UniCredit SpA 6.572%, 01/14/2022 (C)	350,000	369,808
Unum Group
4.000%, 06/15/2029	80,000	82,852
4.500%, 03/15/2025 (D)	160,000	171,857
4.500%, 12/15/2049	120,000	112,108
Voya Financial, Inc. 4.800%, 06/15/2046	5,000	5,955
Wells Fargo & Company
3.000%, 04/22/2026	175,000	191,100
3.000%, 10/23/2026 (D)	135,000	147,237
3.069%, 01/24/2023	380,000	393,614
3.750%, 01/24/2024	330,000	360,574
4.400%, 06/14/2046	60,000	72,513
4.900%, 11/17/2045	15,000	19,249
5.606%, 01/15/2044	15,000	20,785
Wells Fargo & Company (2.406% to 10-30-24, then 3 month LIBOR + 0.825%) 10/30/2025	465,000	484,064
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (5.013% to 4-4-50, then 3 month LIBOR + 4.240%) 04/04/2051	$105,000	$145,008
Willis North America, Inc.
2.950%, 09/15/2029	90,000	95,351
3.600%, 05/15/2024	115,000	124,463
4.500%, 09/15/2028	165,000	192,475
		23,092,220
Health care – 3.8%
AbbVie, Inc.
3.200%, 11/21/2029 (C)	630,000	700,622
4.250%, 11/21/2049 (C)	220,000	263,717
4.625%, 10/01/2042 (C)	135,000	165,226
Alcon Finance Corp. 2.750%, 09/23/2026 (C)	400,000	430,310
Amgen, Inc.
1.900%, 02/21/2025	65,000	67,813
2.200%, 02/21/2027	120,000	126,536
2.300%, 02/25/2031	600,000	627,730
2.450%, 02/21/2030	170,000	179,704
3.375%, 02/21/2050	130,000	142,339
Anthem, Inc.
2.250%, 05/15/2030	125,000	128,600
2.875%, 09/15/2029	160,000	172,795
3.500%, 08/15/2024	165,000	180,557
4.625%, 05/15/2042	130,000	161,743
Bausch Health Companies, Inc. 7.000%, 03/15/2024 (C)	10,000	10,375
Baxalta, Inc. 3.600%, 06/23/2022	11,000	11,582
Baxter International, Inc. 3.950%, 04/01/2030 (C)	115,000	136,346
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	260,000	298,508
Becton, Dickinson and Company
2.823%, 05/20/2030	125,000	132,500
3.363%, 06/06/2024	490,000	528,334
Boston Scientific Corp.
1.900%, 06/01/2025	125,000	129,449
3.750%, 03/01/2026	415,000	471,242
Centene Corp.
3.375%, 02/15/2030	5,000	5,049
4.250%, 12/15/2027	10,000	10,319
4.625%, 12/15/2029	10,000	10,588
Cigna Corp. 4.375%, 10/15/2028	215,000	254,438
CommonSpirit Health 3.347%, 10/01/2029	45,000	46,277
CVS Health Corp.
3.875%, 07/20/2025	179,000	201,017
4.125%, 04/01/2040	135,000	159,222
5.050%, 03/25/2048	55,000	71,542
5.125%, 07/20/2045	170,000	218,965
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	325,000	366,798
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (C)	30,000	30,713
Pfizer, Inc.
1.700%, 05/28/2030	195,000	198,404
2.625%, 04/01/2030	90,000	99,010
Quest Diagnostics, Inc. 2.800%, 06/30/2031	110,000	115,394
Rede D'or Finance Sarl 4.500%, 01/22/2030 (C)	680,000	600,100

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021	$205,000	$209,097
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030 (B)	200,000	197,958
3.175%, 07/09/2050 (B)	200,000	200,777
Teleflex, Inc. 4.250%, 06/01/2028 (C)	5,000	5,125
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/2026	345,000	308,044
Thermo Fisher Scientific, Inc. 3.000%, 04/15/2023	40,000	42,364
UnitedHealth Group, Inc.
2.000%, 05/15/2030	175,000	183,165
2.375%, 08/15/2024 (D)	170,000	180,895
2.875%, 08/15/2029	150,000	167,423
3.500%, 08/15/2039	100,000	116,244
4.750%, 07/15/2045	50,000	67,319
Upjohn, Inc.
1.650%, 06/22/2025 (C)	85,000	86,654
2.300%, 06/22/2027 (C)	70,000	72,266
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	385,000	413,980
		9,705,175
Industrials – 2.9%
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	621,855
Carrier Global Corp.
2.493%, 02/15/2027 (C)	95,000	96,760
2.700%, 02/15/2031 (C)	185,000	183,921
2.722%, 02/15/2030 (C)	85,000	85,199
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	625,000	642,188
5.125%, 07/15/2029 (C)	5,000	5,186
CSX Corp.
2.400%, 02/15/2030 (D)	5,000	5,281
3.250%, 06/01/2027	180,000	201,811
4.500%, 03/15/2049	20,000	25,634
Equifax, Inc.
2.600%, 12/15/2025	133,000	141,675
3.100%, 05/15/2030	40,000	42,520
FedEx Corp.
3.300%, 03/15/2027	90,000	96,829
3.800%, 05/15/2025	245,000	272,338
4.250%, 05/15/2030	245,000	279,757
General Electric Company 3.625%, 05/01/2030	210,000	210,188
HD Supply, Inc. 5.375%, 10/15/2026 (C)	25,000	25,531
International Airport Finance SA 12.000%, 03/15/2033 (C)	330,000	261,525
John Deere Capital Corp.
1.200%, 04/06/2023	80,000	81,471
1.750%, 03/09/2027	90,000	93,573
L3Harris Technologies, Inc.
2.900%, 12/15/2029	290,000	312,219
3.850%, 06/15/2023	260,000	282,685
Lockheed Martin Corp. 1.850%, 06/15/2030	75,000	76,856
Otis Worldwide Corp. 2.565%, 02/15/2030 (C)	875,000	917,562
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	250,000	257,204
4.000%, 07/15/2025 (C)	230,000	251,564
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Raytheon Technologies Corp.
3.650%, 08/16/2023	$4,000	$4,328
3.950%, 08/16/2025	185,000	211,229
4.450%, 11/16/2038	155,000	189,568
4.625%, 11/16/2048	35,000	45,321
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	79,853
The Boeing Company
3.250%, 02/01/2035	95,000	86,593
5.040%, 05/01/2027	375,000	413,486
5.150%, 05/01/2030	170,000	189,666
Trane Technologies Global Holding Company, Ltd. 2.900%, 02/21/2021	110,000	111,218
Trane Technologies Luxembourg Finance SA 4.500%, 03/21/2049	40,000	47,831
Union Pacific Corp.
3.839%, 03/20/2060	15,000	17,619
4.375%, 09/10/2038	305,000	375,561
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	33,853
5.500%, 07/15/2025 to 05/15/2027	110,000	113,131
Waste Management, Inc. 4.150%, 07/15/2049	30,000	37,600
		7,428,189
Information technology – 3.8%
Apple, Inc.
1.125%, 05/11/2025	200,000	203,574
2.200%, 09/11/2029	665,000	714,024
2.650%, 05/11/2050	60,000	61,856
3.450%, 02/09/2045	45,000	52,497
4.375%, 05/13/2045	35,000	46,357
Broadcom Corp. 3.875%, 01/15/2027	85,000	91,890
Broadcom, Inc.
4.250%, 04/15/2026 (C)	226,000	251,649
5.000%, 04/15/2030 (C)	785,000	902,058
CDK Global, Inc. 5.250%, 05/15/2029 (C)	5,000	5,192
CDW LLC 4.250%, 04/01/2028	20,000	20,381
Entegris, Inc.
4.375%, 04/15/2028 (C)	40,000	40,700
4.625%, 02/10/2026 (C)	25,000	25,375
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	28,000	28,070
Fidelity National Information Services, Inc.
3.750%, 05/21/2029	205,000	240,153
4.250%, 05/15/2028	60,000	70,816
Fiserv, Inc.
2.250%, 06/01/2027	725,000	757,994
3.200%, 07/01/2026	205,000	226,896
Global Payments, Inc.
2.900%, 05/15/2030	185,000	193,484
3.200%, 08/15/2029	80,000	85,680
HP, Inc.
2.200%, 06/17/2025	135,000	139,512
3.000%, 06/17/2027	135,000	141,503
IBM Corp.
1.950%, 05/15/2030	570,000	582,874
3.500%, 05/15/2029	375,000	433,342
4.250%, 05/15/2049	100,000	125,180

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Intel Corp. 3.100%, 02/15/2060		$175,000	$192,313
Lam Research Corp. 1.900%, 06/15/2030		125,000	127,736
Leidos, Inc. 3.625%, 05/15/2025 (C)		130,000	141,668
Mastercard, Inc. 3.350%, 03/26/2030		60,000	69,410
Microchip Technology, Inc.
2.670%, 09/01/2023 (C)		245,000	252,119
4.250%, 09/01/2025 (C)		10,000	10,082
Microsoft Corp.
2.675%, 06/01/2060		31,000	32,349
3.700%, 08/08/2046		70,000	87,797
3.950%, 08/08/2056		149,000	191,410
Nokia OYJ 6.625%, 05/15/2039		40,000	47,160
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)		530,000	537,950
NVIDIA Corp. 2.850%, 04/01/2030		195,000	216,866
NXP BV
3.150%, 05/01/2027 (C)		95,000	100,787
4.300%, 06/18/2029 (C)		25,000	28,360
4.875%, 03/01/2024 (C)		350,000	390,892
5.350%, 03/01/2026 (C)		115,000	136,691
5.550%, 12/01/2028 (C)		95,000	115,404
Oracle Corp.
2.500%, 04/01/2025		540,000	580,793
3.850%, 04/01/2060		540,000	631,804
Qorvo, Inc. 5.500%, 07/15/2026 (D)		20,000	20,800
QUALCOMM, Inc.
4.650%, 05/20/2035		50,000	66,439
4.800%, 05/20/2045		160,000	209,136
Western Digital Corp. 4.750%, 02/15/2026		20,000	20,700
			9,649,723
Materials – 1.5%
Air Products and Chemicals, Inc.
1.500%, 10/15/2025		35,000	36,193
1.850%, 05/15/2027		70,000	73,333
Alpek SAB de CV 4.250%, 09/18/2029 (C)		200,000	197,500
Anglo American Capital PLC
4.750%, 04/10/2027 (C)		200,000	222,566
4.875%, 05/14/2025 (C)		280,000	311,787
Ball Corp. 4.000%, 11/15/2023		570,000	589,950
Commercial Metals Company 5.375%, 07/15/2027		20,000	20,250
DuPont de Nemours, Inc. 4.205%, 11/15/2023		340,000	373,132
Ecolab, Inc. 4.800%, 03/24/2030		25,000	31,696
Kaiser Aluminum Corp. 4.625%, 03/01/2028 (C)		20,000	19,126
LYB International Finance III LLC 2.875%, 05/01/2025		105,000	111,816
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	197,174
Olin Corp. 5.125%, 09/15/2027		$45,000	42,075
Standard Industries, Inc.
4.375%, 07/15/2030 (C)		35,000	34,639
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Standard Industries, Inc. (continued)
5.375%, 11/15/2024 (C)	$85,000	$87,338
Steel Dynamics, Inc.
2.800%, 12/15/2024	201,000	209,183
3.250%, 01/15/2031	15,000	15,244
Suzano Austria GmbH 5.000%, 01/15/2030	500,000	506,500
Syngenta Finance NV 4.892%, 04/24/2025 (C)	200,000	210,262
The Chemours Company 5.375%, 05/15/2027	45,000	40,666
The Dow Chemical Company 4.800%, 05/15/2049	66,000	78,559
The Sherwin-Williams Company
2.300%, 05/15/2030	85,000	86,665
2.950%, 08/15/2029	160,000	171,968
3.300%, 05/15/2050	60,000	60,758
4.500%, 06/01/2047	55,000	66,924
Westlake Chemical Corp. 3.375%, 06/15/2030	65,000	66,442
		3,861,746
Real estate – 0.9%
American Tower Corp.
2.100%, 06/15/2030	120,000	120,250
2.400%, 03/15/2025	135,000	141,912
Brixmor Operating Partnership LP 4.050%, 07/01/2030	75,000	76,608
Equinix, Inc.
1.800%, 07/15/2027	40,000	40,041
2.150%, 07/15/2030	115,000	113,600
GLP Capital LP
4.000%, 01/15/2031	180,000	177,856
5.300%, 01/15/2029	130,000	140,670
5.750%, 06/01/2028	130,000	143,221
SBA Tower Trust
2.836%, 01/15/2025 (C)	300,000	309,304
3.168%, 04/11/2022 (C)	530,000	535,350
3.448%, 03/15/2023 (C)	435,000	452,519
VEREIT Operating Partnership LP 3.400%, 01/15/2028	60,000	60,363
VICI Properties LP 4.250%, 12/01/2026 (C)	10,000	9,596
		2,321,290
Utilities – 3.8%
Alabama Power Company 4.150%, 08/15/2044	160,000	191,250
American Water Capital Corp.
2.800%, 05/01/2030	85,000	92,418
4.150%, 06/01/2049	110,000	136,261
AmeriGas Partners LP
5.625%, 05/20/2024	20,000	20,744
5.875%, 08/20/2026	40,000	42,200
Berkshire Hathaway Energy Company 3.250%, 04/15/2028	135,000	152,647
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025 (C)	200,000	195,500
Cleco Corporate Holdings LLC
3.375%, 09/15/2029 (C)	140,000	145,693
3.743%, 05/01/2026	54,000	57,203
4.973%, 05/01/2046	10,000	10,552
Commonwealth Edison Company 3.650%, 06/15/2046	175,000	204,944
Dominion Energy Gas Holdings LLC 2.500%, 11/15/2024	260,000	274,098

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Dominion Energy South Carolina, Inc. 5.100%, 06/01/2065	$50,000	$73,632
Dominion Energy, Inc. 3.375%, 04/01/2030	310,000	342,932
Duke Energy Corp. 2.650%, 09/01/2026	100,000	108,418
Duke Energy Florida LLC 3.400%, 10/01/2046	225,000	253,462
Duke Energy Indiana LLC 3.250%, 10/01/2049	105,000	116,345
Duke Energy Progress LLC 3.700%, 10/15/2046	70,000	81,770
Evergy Metro, Inc. 2.250%, 06/01/2030	70,000	73,323
Evergy, Inc.
2.450%, 09/15/2024	90,000	95,085
2.900%, 09/15/2029	240,000	257,118
Exelon Corp.
2.450%, 04/15/2021	50,000	50,689
3.950%, 06/15/2025	300,000	337,040
FirstEnergy Corp.
1.600%, 01/15/2026	35,000	35,309
2.250%, 09/01/2030	90,000	90,181
Florida Power & Light Company 3.990%, 03/01/2049	45,000	57,808
Georgia Power Company
2.100%, 07/30/2023	255,000	265,343
4.300%, 03/15/2042	200,000	232,342
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	175,000	187,092
4.250%, 05/01/2030 (C)	635,000	687,835
ITC Holdings Corp. 2.950%, 05/14/2030 (C)	220,000	233,468
MidAmerican Energy Company
3.150%, 04/15/2050	115,000	126,733
3.650%, 08/01/2048	45,000	53,278
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	370,000	380,091
NiSource, Inc.
3.490%, 05/15/2027 (D)	210,000	237,443
3.600%, 05/01/2030	315,000	359,915
Northern States Power Company 2.900%, 03/01/2050	50,000	54,657
Oglethorpe Power Corp. 5.050%, 10/01/2048	135,000	152,572
Oncor Electric Delivery Company LLC
3.100%, 09/15/2049	45,000	49,588
5.750%, 03/15/2029	70,000	91,814
Pacific Gas & Electric Company 2.500%, 02/01/2031 (D)	430,000	420,368
PacifiCorp
4.125%, 01/15/2049	33,000	40,831
4.150%, 02/15/2050	45,000	56,274
Public Service Electric & Gas Company 3.800%, 03/01/2046	50,000	59,953
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024	220,000	234,717
Puget Energy, Inc.
3.650%, 05/15/2025	250,000	267,101
4.100%, 06/15/2030 (C)	205,000	226,273
Sempra Energy
3.400%, 02/01/2028	200,000	219,737
3.800%, 02/01/2038	85,000	91,765
4.000%, 02/01/2048	25,000	27,584
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
2.250%, 06/01/2030	$210,000	$213,245
2.850%, 08/01/2029	150,000	158,478
3.650%, 02/01/2050	130,000	142,797
4.000%, 04/01/2047	72,000	82,217
The AES Corp.
3.300%, 07/15/2025 (C)	175,000	180,217
5.125%, 09/01/2027	5,000	5,188
The Connecticut Light & Power Company 4.000%, 04/01/2048	45,000	54,864
The Southern Company
2.950%, 07/01/2023	70,000	73,971
3.700%, 04/30/2030	370,000	422,289
Union Electric Company 4.000%, 04/01/2048	45,000	55,053
Xcel Energy, Inc. 3.500%, 12/01/2049	85,000	94,768
		9,736,483
TOTAL CORPORATE BONDS (Cost $91,210,353)		$97,682,941
MUNICIPAL BONDS – 2.2%
Chicago Board of Education (Illinois)
6.038%, 12/01/2029	30,000	30,740
6.138%, 12/01/2039	155,000	157,767
6.319%, 11/01/2029	185,000	191,582
County of Riverside (California)
2.963%, 02/15/2027	600,000	636,582
3.070%, 02/15/2028	600,000	642,030
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	282,747
5.175%, 11/15/2049	705,000	822,397
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	198,000	287,947
New York Transportation Development Corp. 4.248%, 09/01/2035	825,000	899,209
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	872,438
State of California
7.300%, 10/01/2039	30,000	50,155
7.550%, 04/01/2039 (D)	70,000	124,648
7.625%, 03/01/2040	20,000	35,304
State of Connecticut 3.000%, 07/01/2021	20,000	20,430
State of Illinois, GO
4.950%, 06/01/2023	336,818	340,247
5.000%, 01/01/2023	40,000	39,397
5.563%, 02/01/2021	80,000	80,494
5.947%, 04/01/2022	120,000	127,595
TOTAL MUNICIPAL BONDS (Cost $5,246,733)		$5,641,709
TERM LOANS (G) – 1.5%
Communication services – 0.3%
Clear Channel Outdoor Holdings, Inc., Term Loan B (3 month LIBOR + 3.500%) 4.260%, 08/21/2026	138,950	125,611
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%) 2.685%, 04/15/2027	98,503	93,244

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Communication services (continued)
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	$131,829	$125,156
ION Media Networks, Inc., 2019 Term Loan B (3 month LIBOR + 3.000%) 3.813%, 12/18/2024	204,458	192,600
Terrier Media Buyer, Inc., Term Loan B (1 month LIBOR + 4.250%) 4.428%, 12/17/2026	109,450	104,160
T-Mobile USA, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.178%, 04/01/2027	100,000	99,784
		740,555
Consumer discretionary – 0.4%
Adient US LLC, Term Loan B (1 and 3 month LIBOR + 4.000%) 4.253%, 05/06/2024	99,000	94,834
APX Group, Inc. 2020 Term Loan (Prime rate + 4.000% and 1 month LIBOR + 5.000%) 5.180%, 12/31/2025	197,006	182,538
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%) 6.072%, 09/25/2024	97,250	93,325
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%) 2.359%, 09/15/2023	69,911	65,563
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 2.928%, 12/23/2024	108,508	96,199
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%) 3.678%, 04/30/2026	99,250	94,288
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.750%, 10/21/2024	120,625	108,663
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.678%, 08/05/2024	100,000	96,000
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 5.687%, 04/16/2026	127,091	108,981
		940,391
Consumer staples – 0.2%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 2.722%, 08/15/2025	170,084	164,981
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%) 2.425%, 04/07/2025	166,429	148,954
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%) 2.928%, 02/05/2023	115,145	109,722
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (6 month LIBOR + 4.250%) 5.322%, 10/01/2026	149,250	142,596
		566,253
Energy – 0.0%
California Resources Corp., Second Out Term Loan (3 month LIBOR + 10.375%) 11.375%, 12/31/2021	110,000	4,950
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Energy (continued)
Foresight Energy LLC, 2017 1st Lien Term Loan 0.000%, 03/28/2022 (H)	$121,338	$7,280
		12,230
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%) 3.178%, 11/03/2023	184,902	178,584
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%) 4.178%, 09/03/2026	133,650	127,970
		306,554
Health care – 0.2%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 3.190%, 06/02/2025	76,624	74,354
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%) 3.500%, 03/01/2024	112,007	107,356
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%) 5.000%, 04/29/2024	145,500	137,134
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%) 3.750%, 06/07/2023	97,622	92,619
Pathway Vet Alliance LLC, 2020 Term Loan 03/31/2027 TBD (I)	92,484	90,403
		501,866
Industrials – 0.2%
AVSC Holding Corp., 2018 1st Lien Term Loan (1, 3 and 6 month LIBOR + 3.250%) 4.250%, 03/03/2025	73,496	52,550
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%) 5.452%, 06/21/2024	194,000	177,025
Gardner Denver, Inc., 2020 USD Term Loan (1 month LIBOR + 1.750%) 1.928%, 03/01/2027	124,008	117,730
RBS Global, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 1.935%, 08/21/2024	50,146	49,250
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 4.000%) 4.184%, 02/06/2026	99,750	97,007
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 2.428%, 05/30/2025	97,444	87,274
		580,836
Information technology – 0.1%
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.928%, 05/04/2026	99,250	95,991
WEX, Inc. Term Loan B3 (1 month LIBOR + 2.250%) 2.428%, 05/15/2026	143,444	137,091
		233,082
TOTAL TERM LOANS (Cost $4,336,786)		$3,881,767

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 15.7%
Commercial and residential – 11.0%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 2.854%, 08/25/2035 (E)	$159,919	$138,288
Series 2005-56, Class 5A1 (1 month LIBOR + 0.320%), 0.505%, 11/25/2035 (E)	74,139	63,173
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 0.725%, 01/25/2036 (E)	23,397	21,726
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 0.635%, 03/01/2038 (E)	139,690	118,114
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	91,835	63,221
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 2.444%, 10/25/2046 (E)	44,420	35,336
Series 2007-2, Class A1 (1 month LIBOR + 0.120%), 0.310%, 03/25/2047 (E)	22,368	17,047
Angel Oak Mortgage Trust Series 2019-3, Class A1 2.930%, 05/25/2059 (C)(J)	579,058	585,283
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(J)	138,923	142,345
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(J)	671,841	687,655
BANK
Series 2017-BNK8, Class XA IO, 0.875%, 11/15/2050	4,470,276	191,600
Series 2019-BN18, Class XA IO, 1.049%, 05/15/2062	1,425,043	93,312
Series 2019-BN20, Class XA IO, 0.963%, 09/15/2062	2,457,359	155,932
Series 2019-BN22, Class XA IO, 0.719%, 11/15/2062	2,455,345	115,127
Series 2019-BN23, Class XA IO, 0.817%, 12/15/2052	1,932,406	106,180
Series 2019-BN24, Class XA IO, 0.768%, 11/15/2062	1,192,937	58,298
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.661%, 02/15/2050	3,383,230	216,257
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 1.035%, 08/15/2036 (C)(E)	949,000	906,243
BBCMS Trust Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (C)	330,000	330,116
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.170%) 0.355%, 01/25/2037 (E)	125,554	126,370
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 0.685%, 01/25/2036 (E)	147,662	168,706
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 0.365%, 10/25/2036 (E)	14,302	12,764
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bellemeade Re, Ltd.
Series 2019-1A, Class M1A (1 month LIBOR + 1.300%), 1.485%, 03/25/2029 (C)(E)	$25,755	$25,649
Series 2019-3A, Class M1A (1 month LIBOR + 1.100%), 1.285%, 07/25/2029 (C)(E)	48,222	48,044
Series 2019-4A, Class M1A (1 month LIBOR + 1.400%), 1.585%, 10/25/2029 (C)(E)	230,614	229,819
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.657%, 01/15/2051	1,341,216	40,165
Series 2018-B4, Class XA IO, 0.688%, 07/15/2051	2,387,046	71,657
Series 2018-B8, Class XA IO, 0.828%, 01/15/2052	4,916,394	221,609
Series 2019-B12, Class XA IO, 1.205%, 08/15/2052	1,097,455	72,146
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 1.105%, 10/15/2036 (C)(E)	630,564	626,828
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 2.735%, 12/15/2037 (C)(E)	355,000	335,546
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	375,441
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	161,427	150,904
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 0.865%, 03/25/2035 (E)	36,692	32,334
Series 2007-HY4, Class 1A1, 3.772%, 09/25/2047 (J)	99,173	89,691
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(J)	465,495	472,738
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 1.093%, 07/10/2047	1,961,018	62,387
Series 2015-GC29, Class XA IO, 1.185%, 04/10/2048	1,689,134	70,592
COLT Mortgage Loan Trust
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(J)	230,900	233,646
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(J)	376,745	380,455
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	850,036
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	523,644
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	425,598

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	$260,000	$278,743
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	613,679
Series 2019-WCM, Class A (1 month LIBOR + 0.900%), 1.085%, 10/15/2036 (C)(E)	560,000	547,075
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	16,171
Series 2015-C2, Class XA IO, 0.893%, 06/15/2057	5,122,371	144,280
Series 2016-C6, Class XA IO, 2.061%, 01/15/2049	1,286,794	95,487
CSMC Trust Series 2017-FHA1, Class A1 3.250%, 04/25/2047 (C)(J)	244,070	251,603
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.453%, 06/25/2047 (C)(J)	64,706	64,660
Series 2019-2A, Class A1, 3.558%, 04/25/2059 (C)(J)	255,566	256,493
Series 2019-3A, Class A1, 2.964%, 07/25/2059 (C)(J)	599,227	608,329
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.150%) 0.335%, 03/25/2037 (E)	59,917	54,932
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.741%, 04/19/2036 (J)	144,441	121,818
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	677,790
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	427,298
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 3.852%, 01/25/2036 (J)	6,001	5,841
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 0.485%, 01/25/2037 (E)	98,443	30,748
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 0.854%, 09/19/2035 (E)	34,825	29,009
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 0.434%, 12/19/2036 (E)	197,824	175,782
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 0.384%, 01/19/2038 (E)	72,678	63,882
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 1.185%, 10/25/2037 (E)	79,855	61,485
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 1.785%, 10/25/2028 (C)(E)	108,016	107,703
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.810%, 12/25/2036 (J)	$53,689	$47,463
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	427,872
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	162,579
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.620%, 05/25/2036 (J)	11,555	10,088
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1, 7.000%, 06/25/2059 (C)	428,798	428,465
Series 2019-GS7, Class A1, 3.250%, 11/25/2059 (C)	526,494	523,642
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.190%) 0.375%, 11/25/2046 (E)	151,380	133,098
LSTAR Securities Investment Trust
Series 2019-1, Class A1 (1 month LIBOR + 1.700%), 1.873%, 03/01/2024 (C)(E)	238,304	237,346
Series 2019-2, Class A1 (1 month LIBOR + 1.500%), 1.673%, 04/01/2024 (C)(E)	69,759	68,612
Series 2019-3, Class A1 (1 month LIBOR + 1.500%), 1.673%, 04/01/2024 (C)(E)	233,674	222,227
Series 2019-4, Class A1 (1 month LIBOR + 1.500%), 1.673%, 05/01/2024 (C)(E)	536,658	494,973
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.190%) 0.375%, 05/25/2046 (E)	144,824	121,798
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 4.088%, 11/21/2034 (J)	23,297	23,266
MFA Trust Series 2017-RPL1, Class A1 2.588%, 02/25/2057 (C)(J)	97,717	98,378
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.150%, 12/15/2047	1,069,596	35,637
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	657,088
Series 2014-MP, Class A, 3.469%, 08/11/2033 (C)	475,000	485,602
Series 2017-H1, Class XA IO, 1.585%, 06/15/2050	765,989	48,916
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 (1 month LIBOR + 1.900%) 2.085%, 11/26/2029 (C)(E)	407,000	396,394

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 1.985%, 12/15/2033 (C)(E)	$300,000	$282,736
Natixis Commercial Mortgage Securities Trust Series 2019-1776, Class C 2.906%, 10/15/2036 (C)	185,000	180,575
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(J)	366,784	391,810
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(J)	371,716	395,089
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(J)	671,585	718,072
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(J)	629,313	676,133
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(J)	487,682	520,833
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(J)	386,860	415,096
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 1.685%, 06/25/2057 (C)(E)	403,805	404,384
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(J)	564,085	601,525
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(J)	235,671	249,744
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 0.935%, 01/25/2048 (C)(E)	510,424	505,170
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(J)	406,062	423,054
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(J)	239,379	241,036
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 1.735%, 07/25/2028 (C)(E)	93,982	93,506
OBX Trust Series 2019-INV1, Class A8 4.000%, 11/25/2048 (C)(J)	302,524	304,275
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 2.184%, 03/27/2024 (C)(E)	332,054	326,847
PRPM LLC Series 2019-GS1, Class A1 3.500%, 10/25/2024 (C)(J)	186,849	185,376
Radnor RE, Ltd. Series 2019-2, Class M1A (1 month LIBOR + 1.200%) 1.385%, 06/25/2029 (C)(E)	42,940	42,904
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.250%) 0.435%, 08/25/2037 (E)	65,398	58,381
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	130,605	150,242
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	$645,000	$645,422
Verus Securitization Trust Series 2019-2, Class A1 3.211%, 05/25/2059 (C)(J)	304,406	310,413
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.131%, 06/25/2037 (J)	19,418	17,399
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 0.785%, 07/25/2036 (E)	29,772	18,776
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	333,820
Series 2015-NXS1, Class D, 4.296%, 05/15/2048 (J)	40,000	31,099
Series 2015-NXS1, Class XA IO, 1.252%, 05/15/2048	1,636,342	66,527
Series 2015-NXS3, Class XA IO, 1.218%, 09/15/2057	3,663,046	132,654
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	330,986
		28,002,158
U.S. Government Agency – 4.7%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 1.835%, 04/25/2043 (C)(E)	86,357	85,339
Series 2019-DNA2, Class M2 (1 month LIBOR + 2.450%), 2.635%, 03/25/2049 (C)(E)	330,370	325,628
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 2.235%, 07/25/2049 (C)(E)	278,467	272,227
Series 2019-HQA1, Class M2 (1 month LIBOR + 2.350%), 2.535%, 02/25/2049 (C)(E)	448,830	439,261
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 2.035%, 09/25/2049 (C)(E)	208,647	201,498
Series 3883, Class PB, 3.000%, 05/15/2041	112,083	120,749
Series 4139, Class PA, 2.500%, 11/15/2041	399,947	418,337
Series K064, Class X1 IO, 0.742%, 03/25/2027	2,298,467	81,379
Series K068, Class A2, 3.244%, 08/25/2027	545,000	625,176
Series K104, Class X1 IO, 1.127%, 01/25/2030	1,324,377	117,439
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	182,457	188,323
Series 2012-21, Class PQ, 2.000%, 09/25/2041	94,852	97,598
Series 2012-52, Class PA, 3.500%, 05/25/2042	109,907	118,920

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2012-75, Class KC, 2.500%, 12/25/2041	$186,242	$192,193
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 5.085%, 11/25/2024 (E)	113,592	116,646
Series 2015-48, Class QB, 3.000%, 02/25/2043	259,187	268,897
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.885%, 04/25/2028 (E)	56,114	58,972
Series 2016-11, Class GA, 2.500%, 03/25/2046	171,134	179,054
Series 2016-38, Class NA , 3.000%, 01/25/2046	74,647	80,170
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.185%, 09/25/2028 (E)	45,892	47,588
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 4.535%, 05/25/2029 (E)	321,685	332,775
Series 2017-26, Class CG, 3.500%, 07/25/2044	271,119	284,828
Series 2017-34, Class JK, 3.000%, 05/25/2047	139,941	144,862
Series 2017-35, Class AH, 3.500%, 04/25/2053	311,014	320,738
Series 2017-49, Class JA, 4.000%, 07/25/2053	242,137	254,253
Series 2017-72, Class B, 3.000%, 09/25/2047	237,312	253,791
Series 2017-72, Class CD, 3.000%, 09/25/2047	248,655	266,459
Series 2017-84, Class KA, 3.500%, 04/25/2053	192,386	198,019
Series 2017-96, Class PA, 3.000%, 12/25/2054	307,602	321,412
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 3.735%, 07/25/2029 (E)	210,585	214,095
Series 2018-19, Class DC, 3.500%, 05/25/2056	148,330	155,829
Series 2018-23, Class LA, 3.500%, 04/25/2048	237,805	257,702
Series 2018-38, Class PC, 3.500%, 03/25/2045	218,685	224,976
Series 2018-70, Class HA, 3.500%, 10/25/2056	265,639	286,046
Series 2018-72, Class BA, 3.500%, 07/25/2054	345,132	363,410
Series 2018-77, Class PA, 3.500%, 02/25/2048	116,559	122,353
Series 2018-80, Class GD, 3.500%, 12/25/2047	266,358	282,426
Series 2019-12, Class HA, 3.500%, 11/25/2057	286,984	311,234
Series 2019-14, Class CA, 3.500%, 04/25/2049	275,364	301,320
Series 2019-15, Class AB, 3.500%, 05/25/2053	275,682	289,786
Series 2019-28, Class JA, 3.500%, 06/25/2059	262,834	292,225
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-41, Class AC, 2.500%, 03/25/2053	$306,103	$315,934
Series 2019-45, Class PT, 3.000%, 08/25/2049	391,586	420,098
Series 2019-7, Class CA, 3.500%, 11/25/2057	263,401	286,162
Series 2019-7, Class JA, 3.500%, 03/25/2049	262,539	282,184
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.335%, 11/25/2039 (C)(E)	164,474	150,658
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 2.335%, 09/25/2031 (C)(E)	191,674	189,271
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.285%, 06/25/2039 (C)(E)	338,713	328,819
Series 415, Class A3, 3.000%, 11/25/2042	294,955	316,180
Government National Mortgage Association
Series 2006-38, Class XS IO, 7.055%, 09/16/2035	48,990	6,798
Series 2013-37, Class LG, 2.000%, 01/20/2042	277,112	286,008
		12,096,045
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,634,701)		$40,098,203
ASSET BACKED SECURITIES – 9.8%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	242,675	213,713
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 0.405%, 01/25/2037 (E)	123,932	81,618
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	293,079
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 1.928%, 04/22/2027 (C)(E)	758,727	751,924
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR (3 month LIBOR + 1.100%) 2.091%, 04/25/2026 (C)(E)	190,795	190,451
Bayview Koitere Fund Trust
Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(J)	515,339	532,056
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(J)	199,548	206,602
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(J)	348,699	352,760
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(J)	433,332	449,049

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IVa Trust (continued)
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(J)	$261,326	$269,263
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(J)	219,898	224,155
Carlyle Global Market Strategies CLO, Ltd. Series 2015-2A, Class A1R (3 month LIBOR + 0.780%) 1.771%, 04/27/2027 (C)(E)	603,633	596,918
CIG Auto Receivables Trust Series 2017-1A, Class A 2.710%, 05/15/2023 (C)	7,564	7,577
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 3.228%, 11/25/2070 (C)	257,822	258,420
Credit Acceptance Auto Loan Trust Series 2017-3A, Class A 2.650%, 06/15/2026 (C)	78,101	78,321
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	363,525	386,987
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	174,125	182,412
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	255,000	255,567
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	570,000	568,650
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	169,790
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 0.495%, 09/25/2036 (E)	240,000	191,242
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (J)	162,752	66,792
Series 2006-15, Class AF6 5.876%, 09/25/2036	407,492	172,003
Series 2006-20, Class 2A1A (1 month LIBOR + 0.050%) 0.235%, 12/25/2046 (E)	288,483	178,272
GSAA Trust Series 2005-7, Class AF4 5.058%, 05/25/2035	275,095	275,167
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 0.275%, 01/25/2037 (E)	237,424	148,347
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 2.175%, 10/20/2027 (C)(E)	490,000	482,481
Legacy Mortgage Asset Trust Series 2018-GS1, Class A1 4.000%, 03/25/2058 (C)	788,955	808,195
Madison Park Funding XII, Ltd. Series 2014-12A, Class B1R (3 month LIBOR + 1.650%) 2.785%, 07/20/2026 (C)(E)	530,000	528,899
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
MFA LLC Series 2017-NPL1, Class A1 3.352%, 11/25/2047 (C)	$384,120	$384,825
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.329%, 10/15/2051 (C)	625,000	616,964
New Residential Mortgage LLC Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	638,155	623,444
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (C)	341,693	343,592
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (C)	213,584	214,800
OCP CLO, Ltd. Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 2.019%, 07/15/2027 (C)(E)	431,213	428,298
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.650%, 11/18/2024 (C)	376,197	376,284
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.370%, 09/14/2032 (C)	409,796	411,008
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 1.810%, 04/30/2027 (C)(E)	1,025,000	1,014,787
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 1.985%, 01/20/2027 (C)(E)	419,615	416,244
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A1 3.721%, 01/25/2059 (C)	343,307	340,404
Series 2019-NPL3, Class A1 3.105%, 07/27/2059 (C)	426,812	424,204
Series 2020-NPL1, Class A1 2.858%, 05/27/2059 (C)	540,152	534,524
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.090%) 0.275%, 07/25/2036 (E)	142,226	64,518
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%) 2.055%, 10/20/2027 (C)(E)	1,259,122	1,244,949
SoFi Consumer Loan Program LLC
Series 2016-2, Class A 3.090%, 10/27/2025 (C)	10,908	10,927
Series 2016-3, Class A 3.050%, 12/26/2025 (C)	8,443	8,452
Series 2017-1, Class A 3.280%, 01/26/2026 (C)	23,701	23,787
Series 2017-3, Class A 2.770%, 05/25/2026 (C)	21,544	21,670
Series 2017-4, Class A 2.500%, 05/26/2026 (C)	46,719	47,166
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 0.365%, 07/25/2037 (E)	34,729	32,040

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Springleaf Funding Trust Series 2017-AA, Class A 2.680%, 07/15/2030 (C)	$900,000	$899,186
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 1.975%, 04/20/2028 (C)(E)	390,000	385,527
Towd Point Mortgage Trust
Series 2015-3, Class A1B 3.000%, 03/25/2054 (C)(J)	14,244	14,351
Series 2015-4, Class A1B 2.750%, 04/25/2055 (C)(J)	61,808	62,288
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(J)	215,751	220,723
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(J)	248,184	249,599
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(J)	661,707	677,096
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(J)	161,536	164,380
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(J)	302,133	309,365
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(J)	462,646	476,315
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 0.785%, 02/25/2057 (C)(E)	346,971	343,854
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 2.099%, 07/15/2027 (C)(E)	800,033	790,016
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A 3.179%, 10/25/2049 (C)	384,772	381,073
Series 2019-NPL8, Class A1A 3.278%, 11/25/2049 (C)	532,353	531,758
VOLT LXIV LLC Series 2017-NP11, Class A1 3.375%, 10/25/2047 (C)	251,346	251,195
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.228%, 10/25/2049 (C)	516,834	514,427
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.327%, 11/26/2049 (C)	208,318	207,953
VOLT LXXXIV LLC Series 2019-NP10, Class A1A 3.426%, 12/27/2049 (C)	727,881	725,941
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	229,125	241,993
Westlake Automobile Receivables Trust
Series 2017-2A, Class D 3.280%, 12/15/2022 (C)	535,000	540,386
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	420,000	421,063
Wingstop Funding LLC Series 2018-1, Class A2 4.970%, 12/05/2048 (C)	212,850	221,875
TOTAL ASSET BACKED SECURITIES (Cost $25,313,503)		$25,133,961
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 1.700% (Expiration Date: 11-23-20; Strike Rate: 1.700%; Counterparty: Bank of America N.A.) (K)(L)		1,465,000	$527
TOTAL PURCHASED OPTIONS (Cost $36,698)			$527
CERTIFICATE OF DEPOSIT – 0.0%
Credit Agricole Corporate and Investment Bank (3 month LIBOR + 0.400%) 0.697%, 09/24/2020 (E)		$50,000	50,052
TOTAL CERTIFICATE OF DEPOSIT (Cost $50,002)			$50,052
SHORT-TERM INVESTMENTS – 5.3%
Foreign government – 0.1%
Italy Treasury Bill (0.287)%, 11/27/2020 *	EUR	25,000	28,104
Province of British Columbia 1.740%, 07/02/2020 *	CAD	100,000	73,659
			101,763
Short-term funds – 0.6%
John Hancock Collateral Trust, 0.2429% (M)(N)		162,654	1,628,373
Repurchase agreement – 4.6%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-30-20 at 0.090% to be repurchased at $11,800,030 on 7-1-20, collateralized by $12,043,700 U.S. Treasury Notes, 0.125% due 5-31-22 (valued at $12,036,010)		$11,800,000	11,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,532,462)			$13,530,136
Total Investments (Investment Quality Bond Trust) (Cost $320,361,805) – 131.3%			$335,438,597
Other assets and liabilities, net – (31.3%)			(79,879,900)
TOTAL NET ASSETS – 100.0%			$255,558,697
Currency Abbreviations
ARS	Argentine Peso
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $73,030,992 or 28.6% of the fund's net assets as of 6-30-20.
(D)	All or a portion of this security is on loan as of 6-30-20.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Non-income producing - Issuer is in default.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
Investment Quality Bond Trust (continued)
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Non-income producing security.
(L)	For this type of option, notional amounts are equivalent to number of contracts.
(M)	The rate shown is the annualized seven-day yield as of 6-30-20.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	71	Long	Sep 2020	$8,914,669	$8,927,695	$13,026
10-Year U.S. Treasury Note Futures	9	Short	Sep 2020	(1,247,688)	(1,252,547)	(4,859)
10-Year U.S. Treasury Note Futures	40	Short	Sep 2020	(6,287,989)	(6,299,374)	(11,385)
Euro-Buxl Futures	1	Short	Sep 2020	(236,257)	(247,125)	(10,868)
German Euro BUND Futures	9	Short	Sep 2020	(1,780,018)	(1,784,881)	(4,863)
U.S. Treasury Long Bond Futures	14	Short	Sep 2020	(2,483,627)	(2,499,875)	(16,248)
Ultra U.S. Treasury Bond Futures	51	Short	Sep 2020	(11,116,782)	(11,125,969)	(9,187)
						$(44,384)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	76,628	CAD	100,000	MSI	7/2/2020	$2,968	—
USD	64,096	CAD	85,000	SSB	7/7/2020	1,484	—
USD	11,414	CAD	15,000	CITI	8/14/2020	364	—
USD	38,265	CAD	50,000	JPM	8/14/2020	1,431	—
USD	30,160	CAD	40,000	MSI	8/14/2020	693	—
USD	226,131	CAD	300,000	HSBC	11/25/2020	5,084	—
USD	1,407,549	EUR	1,247,000	JPM	9/16/2020	4,202	—
USD	27,980	EUR	25,000	MSI	11/27/2020	—	$(207)
USD	198,916	GBP	157,000	BNP	9/16/2020	4,291	—
USD	272,467	MXN	5,530,000	GSI	6/10/2021	41,434	—
						$61,951	$(207)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(1,618,944)	$(1,618,944)
JPM	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(972,714)	(972,714)
								—	$(2,591,658)	$(2,591,658)
Centrally cleared	3,540,000	USD	Fixed 2.360%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(288,523)	(288,523)
Centrally cleared	1,470,000	USD	Fixed 2.358%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2024	—	(119,693)	(119,693)
Centrally cleared	1,620,000	USD	Fixed 1.625%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Nov 2026	—	(158,100)	(158,100)
Centrally cleared	445,000	USD	Fixed 1.716%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2029	—	(46,121)	(46,121)
The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	650,000	USD	Fixed 1.766%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2029	—	$(70,515)	$(70,515)
Centrally cleared	1,390,000	USD	Fixed 0.836%	USD LIBOR BBA	Semi-Annual	Quarterly	Mar 2030	—	(31,118)	(31,118)
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	$(33,872)	(728,347)	(762,219)
								$(33,872)	$(1,442,417)	$(1,476,289)
								$(33,872)	$(4,034,075)	$(4,067,947)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.AAA.12	1,360,000	USD	$1,360,000	0.500%	Monthly	Aug 2061	$24,872	$(19,809)	$5,063
GSI	CMBX.NA.AAA.12	335,000	USD	335,000	0.500%	Monthly	Aug 2061	803	444	1,247
				$1,695,000				$25,675	$(19,365)	$6,310
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	21.607%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,675)	$(16,929)	$(34,604)
GSI	CMBX.NA.BBB-.6	21.607%	140,000	USD	140,000	3.000%	Monthly	May 2063	(22,340)	(21,701)	(44,041)
GSI	CMBX.NA.BBB-.6	21.607%	1,335,000	USD	1,335,000	3.000%	Monthly	May 2063	(81,849)	(337,891)	(419,740)
GSI	CMBX.NA.BBB-.6	21.607%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(86,120)	(350,912)	(437,032)
MSI	CMBX.NA.BBB-.6	21.607%	255,000	USD	255,000	3.000%	Monthly	May 2063	(39,602)	(40,615)	(80,217)
MSI	CMBX.NA.BBB-.6	21.607%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,527)	(20,368)	(40,895)
MSI	CMBX.NA.BBB-.6	21.607%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,504)	(17,673)	(36,177)
MSI	CMBX.NA.BBB-.6	21.607%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,108)	(10,598)	(21,706)
					$3,544,000				$(297,725)	$(816,687)	$(1,114,412)
Centrally cleared	CDX.EM.33	1.948%	2,807,250	USD	2,807,250	1.000%	Quarterly	Jun 2025	(315,352)	191,122	(124,230)
Centrally cleared	CDX.NA.IG.34	0.755%	675,000	USD	675,000	1.000%	Quarterly	Jun 2025	8,952	(739)	8,213
Centrally cleared	Republic of Brazil	2.505%	110,000	USD	110,000	1.000%	Quarterly	Jun 2025	(7,357)	(379)	(7,736)
Centrally cleared	Republic of South Africa	3.033%	115,000	USD	115,000	1.000%	Quarterly	Jun 2025	(10,250)	(534)	(10,784)
Centrally cleared	Republic of Turkey	4.810%	125,000	USD	125,000	1.000%	Quarterly	Jun 2025	(20,159)	(606)	(20,765)
Centrally cleared	Russian Federation	1.102%	105,000	USD	105,000	1.000%	Quarterly	Jun 2025	(40)	(456)	(496)
					$3,937,250				$(344,206)	$188,408	$(155,798)
					$7,481,250				$(641,931)	$(628,279)	$(1,270,210)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 24.1%
U.S. Treasury Bill
0.081%, 07/02/2020	$73,426,100	$73,425,937
0.099%, 07/28/2020	73,415,200	73,409,804
0.127%, 07/07/2020	73,337,600	73,336,072
0.132%, 08/20/2020	28,636,500	28,631,330
0.132%, 07/30/2020	55,106,100	55,100,329
0.133%, 08/25/2020	36,795,600	36,788,208
0.137%, 11/05/2020	36,816,000	36,798,466
0.150%, 09/24/2020	55,067,400	55,048,222
0.152%, 08/11/2020	54,971,400	54,962,009
0.152%, 07/23/2020	36,594,600	36,591,246
0.304%, 07/16/2020	18,327,700	18,325,409
U.S. Treasury Note
0.326%, 10/31/2021 (A)	7,252,800	7,265,324
0.448%, 02/28/2021	5,000,000	5,067,162
1.616%, 11/30/2020	10,995,400	11,046,624
1.624%, 09/30/2020	14,649,000	14,639,822
TOTAL U.S. GOVERNMENT (Cost $580,435,964)		$580,435,964
U.S. GOVERNMENT AGENCY – 65.1%
Federal Agricultural Mortgage Corp.
0.183%, (SOFR + 0.100%), 08/23/2021 (A)	10,000,000	10,000,000
0.183%, (SOFR + 0.100%), 04/01/2021 (A)	12,000,000	12,000,000
0.191%, (1 month LIBOR + 0.010%), 06/04/2021 (A)	17,000,000	17,000,000
0.223%, (1 month LIBOR + 0.030%), 11/20/2020 (A)	14,808,000	14,808,000
0.233%, (Prime rate - 3.020%), 09/01/2020 (A)	7,526,000	7,526,000
0.236%, (1 month LIBOR + 0.060%), 04/01/2021 (A)	7,484,000	7,484,000
0.261%, (1 month LIBOR + 0.060%), 10/01/2020 (A)	18,618,000	18,616,803
0.285%, (1 month LIBOR + 0.040%), 07/24/2020 (A)	12,361,000	12,360,559
0.458%, 02/25/2021	7,470,000	7,447,683
0.714%, 03/18/2021	2,970,000	2,970,000
1.415%, 08/21/2020	55,001,000	54,892,454
Federal Farm Credit Bank
0.122%, 07/17/2020	29,407,000	29,405,432
0.132%, 08/03/2020	18,447,000	18,444,802
0.151%, (1 month LIBOR + 0.010%), 07/30/2020 (A)	19,678,000	19,678,618
0.155%, 08/10/2020	1,965,000	1,970,458
0.156%, 11/23/2020	23,562,000	23,547,409
0.167%, (U.S. Federal Funds Effective Rate + 0.085%), 03/10/2021 (A)	18,713,000	18,713,000
0.176%, (1 month LIBOR + 0.010%), 08/24/2020 (A)	1,204,000	1,204,039
0.177%, (U.S. Federal Funds Effective Rate + 0.100%), 07/26/2021 (A)	15,093,000	15,093,000
0.177%, (1 month LIBOR + 0.080%), 03/29/2021 (A)	2,953,000	2,954,870
0.183%, 02/18/2021	32,899,000	32,860,837
0.187%, (1 month LIBOR), 09/25/2020 (A)	16,549,000	16,548,999
0.193%, (SOFR + 0.110%), 05/27/2021 (A)	14,743,000	14,743,000
0.195%, (1 month LIBOR + 0.020%), 03/17/2021 (A)	2,224,000	2,224,259
0.198%, (1 month LIBOR), 10/07/2020 (A)	7,591,000	7,590,582
0.202%, (1 month LIBOR), 12/22/2021 (A)	7,258,000	7,256,974
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
0.208%, (U.S. Federal Funds Effective Rate + 0.120%), 02/09/2021 (A)	$7,814,000	$7,813,764
0.208%, (Prime rate - 3.050%), 12/11/2020 (A)	11,101,000	11,100,752
0.209%, 06/23/2021	6,505,000	6,505,000
0.211%, (1 month LIBOR + 0.030%), 05/03/2021 (A)	11,103,000	11,103,000
0.218%, (1 month LIBOR + 0.020%), 08/25/2020 (A)	7,595,000	7,594,940
0.219%, (1 month LIBOR), 12/16/2020 (A)	21,159,000	21,156,934
0.223%, (1 month LIBOR + 0.020%), 01/22/2021 (A)	3,773,000	3,772,901
0.223%, (1 month LIBOR + 0.040%), 05/13/2021 (A)	11,650,000	11,650,000
0.223%, (Prime rate - 3.030%), 06/23/2021 (A)	14,000,000	14,000,000
0.232%, (1 month LIBOR + 0.040%), 01/19/2021 (A)	7,529,000	7,529,000
0.243%, (Prime rate - 3.010%), 06/07/2021 (A)	11,394,000	11,394,000
0.252%, (Prime rate - 2.950%), 07/20/2020 (A)	7,676,000	7,676,209
0.256%, (1 month LIBOR + 0.270%), 05/25/2021 (A)	3,702,000	3,708,790
0.256%, (1 month LIBOR + 0.160%), 07/01/2021 (A)	366,000	366,298
0.257%, (1 month LIBOR + 0.030%), 11/02/2021 (A)	2,321,000	2,319,710
0.259%, (1 month LIBOR + 0.160%), 01/25/2021 (A)	758,000	758,389
0.261%, (3 month LIBOR + 0.010%), 09/20/2021 (A)	3,520,000	3,522,554
0.263%, (1 month LIBOR + 0.080%), 07/26/2021 (A)	366,000	366,002
0.268%, (1 month LIBOR + 0.080%), 08/25/2021 (A)	11,191,000	11,191,000
0.272%, (1 month LIBOR + 0.010%), 03/12/2021 (A)	758,000	757,637
0.272%, 12/21/2020	1,646,000	1,672,240
0.280%, (1 month LIBOR + 0.110%), 09/24/2021 (A)	366,000	366,087
0.285%, (1 month LIBOR + 0.010%), 04/19/2021 (A)	758,000	757,526
0.291%, (1 month LIBOR + 0.110%), 12/10/2021 (A)	11,097,000	11,097,000
0.298%, (Prime rate - 2.960%), 07/09/2020 (A)	21,474,000	21,473,980
0.299%, (1 month LIBOR + 0.110%), 03/25/2021 (A)	7,481,000	7,481,000
0.305%, (Prime rate - 2.930%), 09/24/2020 (A)	776,000	776,035
0.313%, (Prime rate - 2.980%), 11/12/2020 (A)	776,000	775,887
0.314%, (3 month USBMMY + 0.160%), 01/19/2021 (A)	7,783,000	7,783,000
0.331%, (Prime rate - 2.930%), 08/27/2020 (A)	8,830,000	8,829,911
0.335%, (Prime rate - 3.030%), 09/03/2021 (A)	7,271,000	7,261,501
0.343%, (1 month LIBOR + 0.160%), 10/04/2021 (A)	4,480,000	4,480,000
0.345%, (Prime rate - 2.920%), 12/17/2020 (A)	6,500,000	6,499,852
0.350%, (3 month LIBOR), 11/16/2021 (A)	892,000	892,497

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
0.375%, (3 month USBMMY + 0.140%), 05/28/2021 (A)	$7,338,000	$7,332,643
0.447%, 02/24/2021	11,152,000	11,119,560
0.456%, (3 month USBMMY + 0.290%), 04/11/2022 (A)	9,468,000	9,466,281
0.461%, 07/16/2020	20,000,000	20,017,508
0.466%, (SOFR + 0.380%), 04/22/2022 (A)	7,376,000	7,376,000
0.488%, 02/17/2021	11,149,000	11,114,661
0.528%, 10/02/2020	14,929,000	14,908,945
0.529%, 01/15/2021	18,661,000	18,607,630
0.723%, (3 month LIBOR - 0.135%), 10/29/2020 (A)	15,044,000	15,043,632
1.247%, 11/04/2020	19,887,000	19,801,784
1.250%, 09/15/2020	10,956,000	10,927,551
1.563%, 12/22/2020	7,304,000	7,249,987
1.633%, 07/13/2020	11,093,000	11,087,047
1.798%, 08/13/2020	18,719,000	18,679,425
Federal Home Loan Bank
0.092%, 07/29/2020	1,465,000	1,466,954
0.101%, (SOFR + 0.020%), 08/19/2020 (A)	10,865,000	10,865,000
0.102%, (SOFR + 0.040%), 08/25/2020 (A)	9,585,000	9,585,286
0.106%, 07/31/2020	36,820,000	36,816,778
0.112%, (SOFR + 0.030%), 09/04/2020 (A)	18,260,000	18,260,000
0.117%, 07/06/2020	18,373,000	18,372,707
0.117%, 07/24/2020	36,931,000	36,928,287
0.117%, 07/17/2020	36,712,000	36,710,124
0.122%, (SOFR + 0.040%), 07/02/2020 (A)	59,225,000	59,225,000
0.127%, (SOFR + 0.040%), 08/14/2020 (A)	18,230,000	18,230,000
0.131%, (SOFR + 0.100%), 07/29/2020 (A)	1,150,000	1,150,046
0.132%, (SOFR + 0.030%), 08/05/2020 (A)	18,545,000	18,544,641
0.137%, 08/12/2020	3,678,000	3,677,421
0.137%, 08/18/2020	18,404,000	18,400,756
0.141%, 08/21/2020	49,663,000	49,653,231
0.145%, (SOFR + 0.030%), 07/17/2020 (A)	2,955,000	2,954,956
0.152%, (SOFR + 0.050%), 01/22/2021 (A)	10,745,000	10,743,793
0.152%, (SOFR + 0.080%), 10/02/2020 (A)	18,400,000	18,400,473
0.152%, (SOFR + 0.070%), 10/02/2020 (A)	5,000,000	5,000,000
0.152%, (SOFR + 0.070%), 08/26/2020 (A)	18,410,000	18,410,000
0.162%, (SOFR + 0.080%), 09/11/2020 (A)	18,415,000	18,415,183
0.163%, 09/11/2020	3,670,000	3,680,501
0.163%, 10/05/2020	7,340,000	7,369,465
0.170%, 09/28/2020	5,015,000	5,029,730
0.172%, (SOFR + 0.090%), 12/04/2020 (A)	18,000,000	18,000,000
0.172%, (SOFR + 0.090%), 11/30/2020 (A)	18,170,000	18,170,000
0.175%, (3 month LIBOR - 0.140%), 12/18/2020 (A)	13,925,000	13,925,057
0.179%, (1 month LIBOR), 11/24/2020 (A)	21,955,000	21,956,170
0.186%, 03/16/2021	920,000	922,036
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
0.187%, (1 month LIBOR - 0.010%), 03/26/2021 (A)	$2,205,000	$2,204,771
0.187%, (SOFR + 0.160%), 05/07/2021 (A)	14,760,000	14,767,002
0.188%, 05/26/2021	18,485,000	18,453,748
0.188%, (SOFR + 0.100%), 10/01/2020 (A)	6,830,000	6,830,000
0.190%, 06/11/2021	1,635,000	1,666,678
0.200%, (SOFR + 0.100%), 12/23/2020 (A)	23,905,000	23,903,052
0.203%, 09/28/2020	18,685,000	18,675,761
0.203%, (3 month LIBOR + 0.120%), 07/01/2020 (A)	3,700,000	3,700,000
0.205%, 02/04/2021	3,555,000	3,582,257
0.241%, (1 month LIBOR + 0.050%), 05/20/2021 (A)	3,950,000	3,950,080
0.274%, (3 month LIBOR - 0.100%), 09/13/2021 (A)	7,735,000	7,730,120
0.275%, 12/11/2020	740,000	749,380
0.284%, 07/15/2020	1,235,000	1,234,866
0.307%, 09/11/2020	1,860,000	1,869,320
0.340%, 09/11/2020	5,750,000	5,798,067
0.372%, (3 month LIBOR - 0.100%), 08/04/2021 (A)	7,635,000	7,642,081
0.458%, 03/08/2021	7,422,000	7,398,806
0.528%, 09/01/2020	14,931,000	14,917,628
0.535%, 07/03/2020	2,235,000	2,235,136
0.913%, (3 month LIBOR - 0.170%), 01/08/2021 (A)	18,410,000	18,434,247
1.133%, 03/02/2021	1,605,000	1,606,140
1.289%, 10/01/2020	12,750,000	12,792,546
1.796%, 08/19/2020	14,940,000	14,939,180
Federal Home Loan Mortgage Corp.
0.233%, (SOFR + 0.150%), 03/04/2022 (A)	7,426,000	7,426,000
0.511%, 02/16/2021	1,565,000	1,583,196
0.515%, 11/24/2020	4,099,000	4,127,089
0.805%, 09/29/2020	2,027,000	2,031,046
1.653%, 09/28/2020	1,473,000	1,473,012
Federal National Mortgage Association
0.082%, (SOFR + 0.060%), 07/30/2020 (A)	3,713,000	3,713,177
0.152%, (SOFR + 0.070%), 12/11/2020 (A)	24,000,000	24,000,000
0.179%, 10/16/2020	1,470,000	1,479,318
0.240%, 10/30/2020	4,079,000	4,114,501
0.263%, (SOFR + 0.350%), 04/07/2022 (A)	4,411,000	4,424,401
0.267%, 11/30/2020	8,299,000	8,341,197
0.274%, (SOFR + 0.190%), 05/19/2022 (A)	14,746,000	14,746,000
0.284%, (SOFR + 0.200%), 06/15/2022 (A)	6,000,000	6,000,000
1.015%, 02/26/2021	1,059,000	1,061,457
1.589%, 07/30/2020	3,358,000	3,357,774
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,568,330,457)		$1,568,330,457

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
REPURCHASE AGREEMENT – 11.8%
Barclays Tri-Party Repurchase Agreement dated 6-30-20 at 0.060% to be repurchased at $136,000,227 on 7-1-20, collateralized by $100,568,100 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $138,720,297)	$136,000,000	$136,000,000
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.070% to be repurchased at $150,000,292 on 7-1-20, collateralized by $97,743,700 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-26 (valued at $111,209,518) and $38,411,500 U.S. Treasury Notes, 1.875% due 6-30-26 (valued at $41,790,521)	150,000,000	150,000,000
TOTAL REPURCHASE AGREEMENT (Cost $286,000,000)		$286,000,000
Total Investments (Money Market Trust) (Cost $2,434,766,421) – 101.0%		$2,434,766,421
Other assets and liabilities, net – (1.0%)		(24,555,420)
TOTAL NET ASSETS – 100.0%		$2,410,211,001
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.9%
U.S. Government - 0.1%
U.S. Treasury Inflation Protected Securities 0.125%, 01/15/2030 (A)		$149,513	$161,651
U.S. Government Agency - 14.8%
Federal National Mortgage Association
2.500%, TBA (B)		12,687,000	13,221,242
2.500%, 05/01/2050		1,877,802	1,957,135
3.000%, TBA (B)		10,824,000	11,395,219
			26,573,596
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $26,507,003)			$26,735,247
FOREIGN GOVERNMENT OBLIGATIONS - 44.1%
Argentina - 0.2%
Republic of Argentina 5.000%, 01/15/2027	EUR	930,000	383,043
Armenia - 0.1%
Republic of Armenia 3.950%, 09/26/2029		$200,000	192,930
Australia - 1.3%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	2,675,000	2,348,172
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	3,425,000	737,043
Canada - 2.1%
Government of Canada
3.000%, 12/01/2036	CAD	724,829	802,656
4.000%, 12/01/2031		423,311	468,002
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Government of Canada (continued)
4.250%, 12/01/2026	CAD	2,488,175	$2,377,860
			3,648,518
Chile - 0.1%
Republic of Chile 5.000%, 03/01/2035	CLP	125,000,000	194,850
Colombia - 0.6%
Republic of Colombia
3.875%, 03/22/2026	EUR	400,000	493,386
6.000%, 04/28/2028	COP	1,659,300,000	448,293
6.125%, 01/18/2041		$140,000	173,250
			1,114,929
Croatia - 0.3%
Republic of Croatia 3.000%, 03/20/2027	EUR	375,000	469,965
Czech Republic - 0.2%
Government of the Czech Republic 0.250%, 02/10/2027	CZK	9,080,000	371,795
Dominican Republic - 0.1%
The Dominican Republic 5.875%, 01/30/2060		$190,000	162,640
Egypt - 0.2%
Arab Republic of Egypt
6.875%, 04/30/2040		240,000	213,600
7.903%, 02/21/2048		200,000	184,603
			398,203
Germany - 6.8%
Federal Republic of Germany, Inflation Linked Bond
0.100%, 04/15/2026	EUR	5,314,899	6,374,977
0.500%, 04/15/2030		4,460,285	5,849,532
			12,224,509
Greece - 0.6%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (C)*		337,270,000	1,083,719
Hungary - 0.5%
Republic of Hungary
1.625%, 04/28/2032		560,000	630,544
2.750%, 12/22/2026	HUF	86,080,000	293,732
			924,276
Iceland - 1.6%
Republic of Iceland 5.000%, 11/15/2028	ISK	325,860,000	2,790,006
Indonesia - 4.5%
Republic of Indonesia
1.750%, 04/24/2025	EUR	100,000	113,226
2.625%, 06/14/2023		100,000	116,430
3.375%, 07/30/2025		607,000	739,299
6.500%, 06/15/2025	IDR	32,353,000,000	2,258,543
7.000%, 05/15/2027		11,500,000,000	803,231
8.250%, 05/15/2029		11,210,000,000	835,198
8.375%, 03/15/2034		43,779,000,000	3,221,289
			8,087,216
Israel - 1.1%
State of Israel
1.000%, 03/31/2030	ILS	3,170,000	949,824
3.750%, 03/31/2047		2,200,000	943,715
			1,893,539
Ivory Coast - 0.1%
Republic of Ivory Coast 5.875%, 10/17/2031	EUR	220,000	231,086

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 5.8%
Government of Japan 0.400%, 03/20/2050	JPY	68,800,000	$603,843
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		1,048,913,298	9,673,608
			10,277,451
Kazakhstan - 0.2%
Republic of Kazakhstan 0.600%, 09/30/2026	EUR	275,000	290,388
Macedonia - 0.2%
Republic of Macedonia 2.750%, 01/18/2025		365,000	403,286
Malaysia - 0.3%
Government of Malaysia 3.900%, 11/30/2026	MYR	2,180,000	544,173
Mexico - 2.2%
Government of Mexico
3.250%, 04/16/2030		$200,000	198,202
3.375%, 02/23/2031	EUR	270,000	320,090
5.625%, 03/19/2114	GBP	100,000	125,459
7.500%, 06/03/2027	MXN	15,405,900	746,537
8.000%, 11/07/2047		52,724,600	2,570,222
			3,960,510
Panama - 0.1%
Republic of Panama 8.875%, 09/30/2027		$150,000	213,002
Paraguay - 0.2%
Republic of Paraguay 5.600%, 03/13/2048		255,000	297,713
Peru - 0.5%
Republic of Peru
3.750%, 03/01/2030	EUR	465,000	636,055
6.950%, 08/12/2031	PEN	810,000	278,391
			914,446
Philippines - 0.3%
Republic of the Philippines
0.875%, 05/17/2027	EUR	220,000	241,507
3.950%, 01/20/2040		$245,000	283,982
			525,489
Poland - 0.4%
Republic of Poland 2.250%, 10/25/2024	PLN	2,600,000	704,410
Romania - 0.9%
Republic of Romania
2.124%, 07/16/2031	EUR	335,000	356,201
2.750%, 10/29/2025		90,000	106,211
2.875%, 03/11/2029		195,000	225,850
3.875%, 10/29/2035		520,000	627,453
4.750%, 02/24/2025	RON	1,080,000	262,187
			1,577,902
Russia - 3.7%
Government of Russia 7.750%, 09/16/2026	RUB	42,890,000	679,141
Government of Russia, Inflation Linked Bond 2.500%, 02/02/2028		417,643,077	5,875,494
			6,554,635
Senegal - 0.1%
Republic of Senegal 4.750%, 03/13/2028	EUR	110,000	119,217
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Serbia - 0.3%
Republic of Serbia 1.500%, 06/26/2029	EUR	440,000	$461,429
South Africa - 0.3%
Republic of South Africa
1.875%, 03/31/2029	ZAR	36	2
7.000%, 02/28/2031		12,390,000	588,430
			588,432
South Korea - 6.1%
Republic of Korea 1.375%, 12/10/2029	KRW	11,693,550,000	9,700,253
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,440,972,010	1,267,207
			10,967,460
Spain - 1.2%
Kingdom of Spain 2.700%, 10/31/2048 (D)	EUR	1,445,000	2,182,211
Thailand - 0.4%
Kingdom of Thailand 2.875%, 12/17/2028	THB	20,090,000	736,910
Turkey - 0.1%
Republic of Turkey 9.000%, 07/24/2024	TRY	1,740,000	244,745
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	670,000	14,408
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $80,468,224)			$78,834,656
CORPORATE BONDS - 21.6%
Australia - 0.2%
FMG Resources August 2006 Pty, Ltd. 4.750%, 05/15/2022		$165,000	168,180
Westfield America Management, Ltd. 2.625%, 03/30/2029	GBP	170,000	203,822
			372,002
Belgium - 0.2%
Anheuser-Busch InBev SA/NV 2.750%, 03/17/2036	EUR	315,000	389,945
Bermuda - 0.2%
Arch Capital Group, Ltd. 3.635%, 06/30/2050		$265,000	277,299
Brazil - 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030		200,000	180,500
Suzano Austria GmbH 7.000%, 03/16/2047		200,000	219,752
			400,252
Canada - 0.7%
Alimentation Couche-Tard, Inc. 2.950%, 01/25/2030 (D)		30,000	31,098
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) 06/15/2076		100,000	108,151
Magna International, Inc. 1.500%, 09/25/2027	EUR	195,000	222,762
Norbord, Inc. 5.750%, 07/15/2027 (D)		$110,000	112,200
St. Marys Cement, Inc. 5.750%, 01/28/2027		200,000	213,205
Teck Resources, Ltd.
3.900%, 07/15/2030 (D)		145,000	144,676

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
Teck Resources, Ltd. (continued)
6.250%, 07/15/2041		$390,000	$426,162
			1,258,254
China - 0.5%
Longfor Group Holdings, Ltd. 3.950%, 09/16/2029		200,000	206,124
Sinopec Group Overseas Development 2018, Ltd. 3.350%, 05/13/2050 (D)		200,000	211,529
Tencent Holdings, Ltd. 3.240%, 06/03/2050 (D)		445,000	445,779
			863,432
Colombia - 0.1%
Ecopetrol SA 5.375%, 06/26/2026		105,000	109,975
Finland - 0.7%
Nokia OYJ 6.625%, 05/15/2039		1,020,000	1,202,575
France - 0.4%
Airbus SE 3.150%, 04/10/2027 (D)		310,000	319,931
Total Capital International SA 3.386%, 06/29/2060		215,000	221,280
Unibail-Rodamco-Westfield SE 1.750%, 02/27/2034	EUR	100,000	107,914
			649,125
Germany - 0.2%
Deutsche Telekom AG 1.750%, 12/09/2049		205,000	223,441
IKB Deutsche Industriebank AG (4.000% to 1-31-23, then 5 Year Euro Swap Rate + 3.617%) 01/31/2028		200,000	207,107
			430,548
Hong Kong - 0.2%
China Cinda 2020 I Management, Ltd. 3.125%, 03/18/2030		$200,000	208,700
Huarong Finance 2019 Company, Ltd. 3.375%, 02/24/2030		200,000	195,449
			404,149
Ireland - 0.3%
AerCap Ireland Capital DAC
2.875%, 08/14/2024		150,000	140,751
4.875%, 01/16/2024		150,000	149,010
Aptiv PLC 4.250%, 01/15/2026		30,000	33,130
Endo DAC
6.000%, 06/30/2028 (D)		91,000	58,695
9.500%, 07/31/2027 (D)		72,000	76,154
Fly Leasing, Ltd. 5.250%, 10/15/2024		200,000	162,000
			619,740
Italy - 0.1%
UniCredit SpA (5.459% to 6-30-30, then 5 Year ICE Swap Rate + 4.750%) 06/30/2035 (D)		200,000	201,582
Japan - 0.1%
Takeda Pharmaceutical Company, Ltd. 3.375%, 07/09/2060 (B)		200,000	200,015
Luxembourg - 0.7%
Arena Luxembourg Finance Sarl 1.875%, 02/01/2028	EUR	100,000	102,309
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Luxembourg (continued)
Codere Finance 2 Luxembourg SA 6.750%, 11/01/2021	EUR	510,000	$370,500
DH Europe Finance II Sarl 1.800%, 09/18/2049		210,000	223,886
HeidelbergCement Finance Luxembourg SA 1.750%, 04/24/2028		215,000	246,162
Medtronic Global Holdings SCA 1.750%, 07/02/2049		210,000	227,159
			1,170,016
Mauritius - 0.1%
MTN Mauritius Investments, Ltd. 6.500%, 10/13/2026		$200,000	210,994
Netherlands - 0.6%
Braskem Netherlands Finance BV 5.875%, 01/31/2050		200,000	176,000
IPD 3 BV 4.500%, 07/15/2022	EUR	100,000	104,609
Syngenta Finance NV 5.182%, 04/24/2028 (D)		$260,000	277,291
Wintershall Dea Finance BV
0.452%, 09/25/2023	EUR	200,000	216,764
1.332%, 09/25/2028		200,000	209,613
			984,277
Norway - 0.0%
Equinor ASA 3.000%, 04/06/2027		$45,000	49,564
Peru - 0.1%
Kallpa Generacion SA 4.125%, 08/16/2027		200,000	203,752
Singapore - 0.1%
BOC Aviation, Ltd. 3.000%, 09/11/2029		200,000	197,450
Spain - 0.3%
Abertis Infraestructuras SA 1.625%, 07/15/2029	EUR	200,000	209,136
Banco de Sabadell SA 0.875%, 07/22/2025		100,000	106,953
Bankia SA 1.125%, 11/12/2026		200,000	209,186
			525,275
United Arab Emirates - 0.1%
DAE Funding LLC 5.000%, 08/01/2024 (D)		$180,000	168,750
United Kingdom - 0.1%
EG Global Finance PLC 6.750%, 02/07/2025 (D)		200,000	197,000
Prudential PLC 3.125%, 04/14/2030		20,000	21,481
			218,481
United States - 15.4%
AbbVie, Inc.
2.300%, 11/21/2022 (D)		60,000	62,021
4.450%, 05/14/2046		27,000	32,772
Adams Homes, Inc. 7.500%, 02/15/2025 (D)		25,000	24,563
Adient Global Holdings, Ltd. 4.875%, 08/15/2026 (D)		200,000	165,000
Aircastle, Ltd. 4.250%, 06/15/2026		130,000	119,309
Altria Group, Inc.
3.125%, 06/15/2031	EUR	760,000	928,278
4.400%, 02/14/2026		$45,000	51,758

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Altria Group, Inc. (continued)
5.950%, 02/14/2049		$20,000	$26,222
American International Group, Inc. 3.875%, 01/15/2035		40,000	45,834
Amgen, Inc. 2.200%, 02/21/2027		60,000	63,268
Anheuser-Busch Companies LLC 4.900%, 02/01/2046		35,000	42,810
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025		55,000	62,409
4.600%, 04/15/2048		20,000	23,348
Antero Midstream Partners LP
5.375%, 09/15/2024		380,000	323,756
5.750%, 03/01/2027 (D)		1,040,000	821,600
Anthem, Inc.
3.700%, 09/15/2049		13,000	14,783
4.101%, 03/01/2028		19,000	22,206
Apache Corp. 4.375%, 10/15/2028		60,000	52,973
Apple, Inc. 2.650%, 05/11/2050		20,000	20,619
Aramark Services, Inc. 6.375%, 05/01/2025 (D)		170,000	175,547
Arizona Public Service Company 3.500%, 12/01/2049		110,000	119,055
Ascension Health 2.532%, 11/15/2029		15,000	16,084
Ashton Woods USA LLC 6.625%, 01/15/2028 (D)		120,000	117,900
AT&T, Inc.
1.800%, 09/14/2039	EUR	280,000	293,725
2.300%, 06/01/2027		$30,000	30,974
3.500%, 06/01/2041		20,000	21,004
3.650%, 06/01/2051		10,000	10,432
5.250%, 03/01/2037		40,000	49,444
Bank of America Corp. 2.503%, 10/21/2022		50,000	51,189
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025		25,000	26,989
Bank of America Corp. (4.078% to 4-23-39, then 3 month LIBOR + 1.320%) 04/23/2040		15,000	18,304
Bank of America Corp. (4.300% to 1-28-25, then 3 month LIBOR + 2.664%) 01/28/2025 (E)		115,000	102,672
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048		25,000	32,376
Banner Health 2.338%, 01/01/2030		115,000	118,271
BAT Capital Corp. 3.222%, 08/15/2024		45,000	48,219
Bausch Health Companies, Inc. 7.000%, 01/15/2028 (D)		100,000	103,000
Berkshire Hathaway Energy Company 4.250%, 10/15/2050 (D)		4,000	5,010
Biogen, Inc.
2.250%, 05/01/2030		44,000	44,403
3.150%, 05/01/2050		110,000	105,905
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
BMC East LLC 5.500%, 10/01/2024 (D)		$285,000	$287,138
Bon Secours Mercy Health, Inc. 3.464%, 06/01/2030		110,000	121,461
Booking Holdings, Inc. 4.625%, 04/13/2030		155,000	181,275
Boston Scientific Corp.
0.625%, 12/01/2027	EUR	170,000	188,243
4.700%, 03/01/2049		$15,000	19,129
Boyd Gaming Corp.
6.375%, 04/01/2026		55,000	52,250
8.625%, 06/01/2025 (D)		270,000	282,150
Brandywine Operating Partnership LP 4.550%, 10/01/2029		20,000	20,983
Brighthouse Financial, Inc. 5.625%, 05/15/2030		44,000	48,753
Brixmor Operating Partnership LP
3.850%, 02/01/2025		230,000	237,515
3.900%, 03/15/2027		30,000	30,838
4.050%, 07/01/2030		65,000	66,393
Broadcom, Inc.
4.110%, 09/15/2028 (D)		70,000	76,563
4.300%, 11/15/2032 (D)		170,000	187,667
Builders FirstSource, Inc. 5.000%, 03/01/2030 (D)		40,000	37,600
Carnival Corp. 11.500%, 04/01/2023 (D)		160,000	172,790
Centennial Resource Production LLC 5.375%, 01/15/2026 (D)		1,180,000	625,400
Charter Communications Operating LLC 3.700%, 04/01/2051		38,000	36,965
Cimarex Energy Company 4.375%, 06/01/2024		30,000	31,646
CIT Group, Inc. (3.929% to 6-19-23, then SOFR + 3.827%) 06/19/2024		100,000	97,760
Citigroup, Inc. 5.300%, 05/06/2044		10,000	13,280
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.750%) 04/08/2026		65,000	69,690
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030		20,000	22,925
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.230%) 01/30/2025 (E)		115,000	101,953
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)		170,000	174,675
Cleco Corporate Holdings LLC
3.375%, 09/15/2029 (D)		15,000	15,610
4.973%, 05/01/2046		20,000	21,104
Colt Merger Sub, Inc. 8.125%, 07/01/2027 (D)		50,000	48,625
Comcast Corp.
2.800%, 01/15/2051		12,000	12,264
3.750%, 04/01/2040		40,000	47,050
CommonSpirit Health
3.817%, 10/01/2049		115,000	122,114
4.187%, 10/01/2049		25,000	25,450
Community Health Systems, Inc. 6.250%, 03/31/2023		25,000	23,549
Conagra Brands, Inc. 5.400%, 11/01/2048		25,000	34,506

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Continental Resources, Inc. 4.500%, 04/15/2023	$120,000	$114,626
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625%, 09/15/2024 (D)	160,000	160,256
CRH America Finance, Inc. 3.950%, 04/04/2028 (D)	200,000	219,490
CVS Health Corp.
4.780%, 03/25/2038	18,000	22,360
5.050%, 03/25/2048	20,000	26,015
Diamondback Energy, Inc. 4.750%, 05/31/2025	30,000	32,084
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) 10/30/2027 (E)	115,000	103,426
Discovery Communications LLC 5.000%, 09/20/2037	20,000	23,665
DISH DBS Corp.
5.875%, 11/15/2024	110,000	109,348
7.375%, 07/01/2028 (D)	275,000	273,281
Dollar General Corp. 4.125%, 05/01/2028	45,000	52,621
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033	10,000	13,120
6.625%, 02/01/2032	10,000	14,379
DXC Technology Company 4.125%, 04/15/2025	225,000	239,407
Eaton Corp. 4.150%, 11/02/2042	135,000	159,525
Edison International 4.125%, 03/15/2028	90,000	95,173
Energy Transfer Operating LP
4.200%, 04/15/2027	15,000	15,694
4.650%, 06/01/2021	10,000	10,214
4.750%, 01/15/2026	20,000	21,842
5.000%, 05/15/2050	10,000	9,448
EnLink Midstream Partners LP 4.850%, 07/15/2026	1,150,000	851,345
Equifax, Inc. 2.600%, 12/15/2025	10,000	10,652
ERAC USA Finance LLC
3.850%, 11/15/2024 (D)	215,000	226,387
4.500%, 02/15/2045 (D)	150,000	151,056
Evergy Metro, Inc.
3.650%, 08/15/2025	45,000	50,711
4.200%, 03/15/2048	10,000	12,481
Evergy, Inc. 2.900%, 09/15/2029	25,000	26,783
Exelon Corp. 4.450%, 04/15/2046	5,000	6,077
Exxon Mobil Corp. 2.992%, 03/19/2025	30,000	32,635
Federal Realty Investment Trust 3.500%, 06/01/2030	230,000	242,255
FedEx Corp. 4.050%, 02/15/2048	20,000	20,546
Fidelity National Information Services, Inc. 3.750%, 05/21/2029	18,000	21,087
FirstCash, Inc. 5.375%, 06/01/2024 (D)	100,000	100,500
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (D)	100,000	97,000
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Fortive Corp. 4.300%, 06/15/2046	$40,000	$44,892
Freedom Mortgage Corp. 8.125%, 11/15/2024 (D)	235,000	227,950
Gartner, Inc. 4.500%, 07/01/2028 (D)	155,000	156,814
GATX Corp. 4.000%, 06/30/2030	110,000	118,199
General Motors Company 6.750%, 04/01/2046	840,000	915,528
General Motors Financial Company, Inc. 4.350%, 01/17/2027	32,000	33,105
Genworth Holdings, Inc.
6.500%, 06/15/2034	65,000	47,125
7.625%, 09/24/2021	55,000	51,499
Global Payments, Inc. 3.200%, 08/15/2029	31,000	33,201
Gray Television, Inc. 5.875%, 07/15/2026 (D)	50,000	49,813
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (D)	50,000	51,469
Healthpeak Properties, Inc. 3.500%, 07/15/2029	40,000	43,554
Hess Corp. 5.800%, 04/01/2047	20,000	21,700
Hewlett Packard Enterprise Company 4.450%, 10/02/2023	40,000	43,710
HUB International, Ltd. 7.000%, 05/01/2026 (D)	40,000	40,000
Huntsman International LLC 4.500%, 05/01/2029	140,000	147,395
IBM Corp. 2.850%, 05/15/2040	100,000	103,434
Installed Building Products, Inc. 5.750%, 02/01/2028 (D)	75,000	75,000
Jagged Peak Energy LLC 5.875%, 05/01/2026	80,000	77,600
JELD-WEN, Inc. 4.875%, 12/15/2027 (D)	80,000	77,015
Johns Hopkins University 2.813%, 01/01/2060	10,000	10,516
JPMorgan Chase & Co. 5.500%, 10/15/2040	25,000	35,869
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	60,000	62,851
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	15,000	16,143
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	25,000	29,559
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.120%) 02/01/2025 (E)	115,000	102,534
Keurig Dr Pepper, Inc. 4.985%, 05/25/2038	25,000	31,973
L Brands, Inc.
6.875%, 07/01/2025 (D)	40,000	41,300
7.500%, 06/15/2029	125,000	109,063
L3Harris Technologies, Inc. 3.850%, 06/15/2023	45,000	48,926
Ladder Capital Finance Holdings LLLP 5.250%, 10/01/2025 (D)	125,000	107,839

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Lennar Corp. 4.750%, 11/29/2027		$155,000	$168,175
Lincoln National Corp.
3.400%, 01/15/2031		30,000	32,554
4.375%, 06/15/2050		115,000	131,344
Lockheed Martin Corp. 4.500%, 05/15/2036		15,000	19,474
Martin Marietta Materials, Inc. 4.250%, 12/15/2047		115,000	126,316
Matador Resources Company 5.875%, 09/15/2026		610,000	451,400
Mattel, Inc. 5.875%, 12/15/2027 (D)		105,000	108,938
McKesson Corp. 4.750%, 05/30/2029		145,000	175,103
Memorial Sloan-Kettering Cancer Center 2.955%, 01/01/2050		75,000	80,909
Microsoft Corp. 3.450%, 08/08/2036		45,000	54,258
Molson Coors Beverage Company 1.250%, 07/15/2024	EUR	110,000	119,423
Moog, Inc. 4.250%, 12/15/2027 (D)		$140,000	136,458
Morgan Stanley
3.950%, 04/23/2027		10,000	11,255
4.875%, 11/01/2022		10,000	10,875
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031		40,000	45,685
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (D)		110,000	102,300
MPLX LP
4.250%, 12/01/2027		70,000	75,878
4.800%, 02/15/2029		30,000	33,368
MSCI, Inc. 3.875%, 02/15/2031 (D)		170,000	173,400
National Retail Properties, Inc.
2.500%, 04/15/2030		125,000	119,350
4.300%, 10/15/2028		30,000	32,661
Navient Corp. 7.250%, 09/25/2023		80,000	78,191
Newell Brands, Inc. 4.875%, 06/01/2025		155,000	162,328
NMI Holdings, Inc. 7.375%, 06/01/2025 (D)		35,000	36,623
Northeastern University 2.894%, 10/01/2050 (B)		50,000	50,647
Novartis Capital Corp. 2.000%, 02/14/2027		65,000	68,886
Novelis Corp. 4.750%, 01/30/2030 (D)		110,000	105,050
NVIDIA Corp. 3.500%, 04/01/2040		24,000	27,999
Occidental Petroleum Corp.
3.000%, 02/15/2027		70,000	54,264
4.400%, 08/15/2049		75,000	52,141
Oglethorpe Power Corp. 5.250%, 09/01/2050		30,000	34,963
Olin Corp. 5.625%, 08/01/2029		170,000	156,403
Oracle Corp. 3.600%, 04/01/2050		25,000	28,175
Otis Worldwide Corp. 3.112%, 02/15/2040 (D)		20,000	20,506
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (D)	$36,000	$36,943
Parsley Energy LLC 4.125%, 02/15/2028 (D)	60,000	54,300
PDC Energy, Inc. 5.750%, 05/15/2026	980,000	891,800
Penn National Gaming, Inc. 5.625%, 01/15/2027 (D)	120,000	111,946
Penske Truck Leasing Company LP 4.250%, 01/17/2023 (D)	35,000	37,230
PetSmart, Inc. 8.875%, 06/01/2025 (D)	100,000	99,996
Phillips 66 Partners LP 3.150%, 12/15/2029	50,000	51,179
Post Holdings, Inc. 4.625%, 04/15/2030 (D)	170,000	166,821
PowerTeam Services LLC 9.033%, 12/04/2025 (D)	65,000	66,300
Presidio Holdings, Inc. 8.250%, 02/01/2028 (D)	275,000	275,000
Puget Energy, Inc. 4.100%, 06/15/2030 (D)	50,000	55,189
QEP Resources, Inc.
5.375%, 10/01/2022	540,000	410,400
5.625%, 03/01/2026	50,000	31,750
Raytheon Technologies Corp. 5.700%, 04/15/2040	170,000	236,367
Regency Centers LP 3.700%, 06/15/2030	115,000	123,618
Reynolds American, Inc.
4.850%, 09/15/2023	20,000	22,278
5.850%, 08/15/2045	580,000	725,273
Royal Caribbean Cruises, Ltd. 9.125%, 06/15/2023 (D)	70,000	69,440
Rush Obligated Group 3.922%, 11/15/2029	105,000	117,756
Santander Holdings USA, Inc. 3.450%, 06/02/2025	35,000	36,480
Signature Aviation US Holdings, Inc. 4.000%, 03/01/2028 (D)	195,000	176,231
Southern California Edison Company 4.000%, 04/01/2047	25,000	28,548
Springleaf Finance Corp.
6.625%, 01/15/2028	130,000	128,700
8.875%, 06/01/2025	50,000	53,460
SPX FLOW, Inc. 5.875%, 08/15/2026 (D)	165,000	168,713
Starbucks Corp. 3.350%, 03/12/2050	4,000	4,001
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (D)	175,000	182,875
Sutter Health 4.091%, 08/15/2048	105,000	123,360
Synchrony Financial
3.700%, 08/04/2026	45,000	46,577
4.375%, 03/19/2024	10,000	10,475
Sysco Corp. 6.600%, 04/01/2040	140,000	189,488
Targa Resources Partners LP 5.375%, 02/01/2027	55,000	53,075
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027 (D)	155,000	160,540
The Boeing Company
4.508%, 05/01/2023	65,000	68,634
5.040%, 05/01/2027	875,000	964,801

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Dow Chemical Company
1.125%, 03/15/2032	EUR	130,000	$133,066
3.150%, 05/15/2024		$35,000	37,376
The Dun & Bradstreet Corp. 10.250%, 02/15/2027 (D)		150,000	166,500
The Sherwin-Williams Company 3.300%, 05/15/2050		15,000	15,190
The Southern Company 3.700%, 04/30/2030		15,000	17,120
The TJX Companies, Inc. 3.500%, 04/15/2025		20,000	22,252
The Toledo Hospital 5.750%, 11/15/2038		100,000	116,783
The University of Chicago 2.761%, 04/01/2045		5,000	5,196
The Walt Disney Company 3.600%, 01/13/2051		30,000	33,358
T-Mobile USA, Inc.
3.750%, 04/15/2027 (D)		30,000	33,285
4.500%, 04/15/2050 (D)		19,000	22,381
Trane Technologies Global Holding Company, Ltd. 5.750%, 06/15/2043		90,000	117,585
TransDigm, Inc. 6.250%, 03/15/2026 (D)		170,000	169,894
TRI Pointe Group, Inc. 5.700%, 06/15/2028		160,000	162,400
Tyson Foods, Inc. 5.100%, 09/28/2048		25,000	32,498
Union Pacific Corp. 3.250%, 02/05/2050		45,000	49,211
UnitedHealth Group, Inc. 3.750%, 10/15/2047		25,000	29,820
Unum Group
4.000%, 03/15/2024		34,000	35,682
4.500%, 12/15/2049		365,000	340,994
Ventas Realty LP 3.000%, 01/15/2030		125,000	123,817
VEREIT Operating Partnership LP 3.400%, 01/15/2028		10,000	10,060
Verizon Communications, Inc.
4.000%, 03/22/2050		10,000	12,589
4.016%, 12/03/2029		65,000	77,697
VF Corp. 2.050%, 04/23/2022		65,000	66,727
ViacomCBS, Inc.
4.950%, 05/19/2050		100,000	111,340
5.250%, 04/01/2044		20,000	22,321
Vine Oil & Gas LP 9.750%, 04/15/2023 (D)		40,000	24,200
Viper Energy Partners LP 5.375%, 11/01/2027 (D)		190,000	186,375
Voya Financial, Inc. 5.700%, 07/15/2043		50,000	64,935
Voya Financial, Inc. (4.700% to 1-23-28, then 3 month LIBOR + 2.084%) 01/23/2048		125,000	117,500
Vulcan Materials Company 4.500%, 06/15/2047		240,000	267,797
Wells Fargo & Company 5.375%, 11/02/2043		20,000	27,155
Wells Fargo & Company (5.013% to 4-4-50, then 3 month LIBOR + 4.240%) 04/04/2051		15,000	20,715
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Welltower, Inc. 2.750%, 01/15/2031		$210,000	$208,935
Western Midstream Operating LP 5.500%, 08/15/2048		100,000	81,000
Westinghouse Air Brake Technologies Corp. 3.200%, 06/15/2025		288,000	294,010
Westlake Chemical Corp.
1.625%, 07/17/2029	EUR	170,000	182,144
5.000%, 08/15/2046		$120,000	127,332
WPX Energy, Inc. 5.750%, 06/01/2026		25,000	24,250
Yum! Brands, Inc. 7.750%, 04/01/2025 (D)		220,000	237,325
Zimmer Biomet Holdings, Inc. 1.164%, 11/15/2027	EUR	235,000	257,135
			27,601,205
TOTAL CORPORATE BONDS (Cost $38,859,109)			$38,708,657
CONVERTIBLE BONDS - 0.5%
Italy - 0.1%
Nexi SpA, 1.750%, 04/24/2027		100,000	127,937
Singapore - 0.0%
Sea, Ltd., 2.375%, 12/01/2025 (D)		$15,000	20,782
United States - 0.4%
Bandwidth, Inc., 0.250%, 03/01/2026 (D)		25,000	37,255
Etsy, Inc., 0.125%, 10/01/2026 (D)		15,000	20,453
FTI Consulting, Inc., 2.000%, 08/15/2023		25,000	31,596
Health Catalyst, Inc., 2.500%, 04/15/2025 (D)		30,000	34,662
NuVasive, Inc., 0.375%, 03/15/2025 (D)		75,000	65,666
Oasis Petroleum, Inc., 2.625%, 09/15/2023		310,000	47,306
Penn National Gaming, Inc., 2.750%, 05/15/2026		45,000	67,405
Pioneer Natural Resources Company, 0.250%, 05/15/2025 (D)		65,000	76,686
Proofpoint, Inc., 0.250%, 08/15/2024 (D)		20,000	19,638
Southwest Airlines Company, 1.250%, 05/01/2025		60,000	72,062
Splunk, Inc., 1.125%, 06/15/2027 (D)		35,000	37,287
Square, Inc., 0.125%, 03/01/2025 (D)		70,000	79,298
Workday, Inc., 0.250%, 10/01/2022		55,000	75,597
			664,911
TOTAL CONVERTIBLE BONDS (Cost $963,318)			$813,630
MUNICIPAL BONDS - 3.7%
United States - 3.7%
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040		45,000	61,971
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032		100,000	125,461
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044		240,000	289,759
City of Inglewood (California) 3.921%, 09/01/2050		40,000	41,112
City of Montebello (California) 4.056%, 06/01/2039		30,000	31,370
City of New York 5.968%, 03/01/2036		160,000	234,357

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
City of San Francisco Public Utilities Commission Water Revenue (California) 3.303%, 11/01/2039	$70,000	$74,559
City of Tampa (Florida) 3.351%, 09/01/2036 (F)	100,000	58,226
Commonwealth of Massachusetts 2.514%, 07/01/2041 (B)	625,000	627,338
County of Broward Airport System Revenue (Florida) 5.000%, 10/01/2031	95,000	119,307
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	70,000	84,743
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	100,000	125,222
District of Columbia 3.432%, 04/01/2042 (B)	575,000	579,399
District of Columbia 3.532%, 04/01/2047 (B)	120,000	120,815
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	197,978
Great Lakes Water Authority Sewage Disposal System Revenue (Michigan) 3.056%, 07/01/2039	55,000	58,671
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	150,000	176,853
Massachusetts School Building Authority 3.395%, 10/15/2040	110,000	112,195
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	110,000	124,746
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	290,000	338,291
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	19,262
Municipal Electric Authority of Georgia 6.655%, 04/01/2057	10,000	14,656
New York City Transitional Finance Authority 4.000%, 05/01/2045	95,000	109,917
Orange County Convention Center (Florida) 5.000%, 10/01/2031	55,000	62,413
Pennsylvania Turnpike Commission 3.579%, 12/01/2043	95,000	99,610
Port Authority of New York & New Jersey 4.000%, 03/15/2030	230,000	267,842
Port Authority of New York & New Jersey 5.000%, 09/15/2033	140,000	170,575
Port Authority of New York & New Jersey 4.823%, 06/01/2045	140,000	157,378
Port of Seattle (Washington) 5.000%, 04/01/2039	190,000	227,122
Port of Seattle (Washington) 5.000%, 10/01/2031	100,000	114,992
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Regents of the University of California Medical Center Pooled Revenue 3.290%, 05/15/2036		$160,000	$177,933
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048		75,000	79,855
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050		325,000	389,032
State of Connecticut 2.677%, 07/01/2030		205,000	217,849
State of Connecticut 2.627%, 07/01/2029		315,000	334,180
State of Texas 3.211%, 04/01/2044		215,000	227,775
Texas Transportation Commission 2.562%, 04/01/2042 (B)		90,000	91,362
The Pennsylvania State University 2.840%, 09/01/2050		85,000	88,596
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054		140,000	174,023
Wisconsin Center District 4.173%, 12/15/2050		65,000	68,094
TOTAL MUNICIPAL BONDS (Cost $6,436,456)			$6,674,839
TERM LOANS (G) - 6.8%
Canada - 0.1%
Cineworld, Ltd., Incremental Term Loan, TBD 02/05/2027 (H)		300,000	202,833
Luxembourg - 0.1%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024		200,000	189,876
Netherlands - 0.2%
Boels Topholding BV, 2020 EUR Term Loan B, TBD 02/05/2027 (H)	EUR	155,000	167,069
Diamond BC BV, 2020 USD Incremental Term Loan, TBD 09/06/2024 (H)		$100,000	97,750
			264,819
Sweden - 0.1%
Verisure Holding AB, 2018 EUR Term Loan B, TBD 10/21/2022 (H)	EUR	173,229	190,067
United States - 6.3%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%), 3.678%, 02/15/2027		$249,375	235,036
Adient US LLC, Term Loan B (1 and 3 month LIBOR + 4.000%), 4.252%, 05/06/2024		149,621	143,325
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.500%), 3.500%, 04/04/2024		198,972	191,924
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%), 2.178%, 10/01/2025		97,973	93,074
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 4.000%), 4.178%, 02/01/2027		100,000	97,958
APX Group, Inc., 2020 Term Loan, TBD 12/31/2025 (H)		99,750	92,424

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.928%, 03/11/2025		$125,000	$117,813
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%), 4.428%, 10/01/2025		198,990	182,076
Asurion LLC, 2017 2nd Lien Term Loan (1 month LIBOR + 6.500%), 6.678%, 08/04/2025		250,000	248,125
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%), 3.178%, 08/04/2022		149,047	144,824
Bass Pro Group LLC, Term Loan B (3 month LIBOR + 5.000%), 6.072%, 09/25/2024		224,423	215,365
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%), 3.190%, 06/02/2025		116,097	112,658
Beacon Roofing Supply, Inc., Term Loan B, TBD 01/02/2025 (H)		124,681	118,380
Belron Finance US LLC, 2019 USD Term Loan B (3 month LIBOR + 2.500%), 3.260%, 10/30/2026		199,499	192,018
Berlin Packaging LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%), 3.181%, 11/07/2025		129,340	122,226
Berry Global, Inc., Term Loan W (1 month LIBOR + 2.000%), 2.177%, 10/01/2022		100,000	97,227
Boyd Gaming Corp., Term Loan B, TBD 09/15/2023 (H)		199,181	186,794
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%), 2.722%, 08/15/2025		99,746	96,753
Caesars Resort Collection LLC, 2020 Term Loan, TBD 06/19/2025 (H)		170,000	159,482
Cardtronics USA, Inc., Term Loan B, TBD 06/25/2027 (H)		100,000	98,000
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%), 3.500%, 03/01/2024		100,000	95,847
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%), 1.930%, 02/01/2027		149,623	143,658
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%), 3.678%, 04/30/2026		199,497	189,523
Core & Main LP, 2017 Term Loan B (3 and 6 month LIBOR + 2.750%), 3.750%, 08/01/2024		249,361	236,970
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.178%, 10/16/2026		199,500	192,268
Deerfield Dakota Holding LLC, 2020 EUR Term Loan B (1 month EURIBOR + 4.000%), 4.000%, 04/09/2027	EUR	300,000	326,096
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%), 4.750%, 04/09/2027		$705,000	683,850
Diamond BC BV, USD Term Loan (3 month LIBOR + 3.000%), 3.760%, 09/06/2024		224,425	205,723
Elanco Animal Health, Inc., Term Loan B, TBD 02/04/2027 (H)		300,000	285,501
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Eldorado Resorts, Inc., 2017 Term Loan B (3 month LIBOR + 2.250%), 3.250%, 04/17/2024	$200,000	$198,376
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%), 2.178%, 01/31/2026	199,497	189,688
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%), 2.673%, 01/02/2026	250,000	241,438
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%), 4.020%, 04/25/2025	248,731	236,088
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%), 5.000%, 04/25/2025	199,499	195,708
ION Media Networks, Inc., 2019 Term Loan B (3 month LIBOR + 3.000%), 3.813%, 12/18/2024	248,747	234,320
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%), 3.500%, 08/18/2022	199,475	196,794
Momentive Performance Materials USA LLC, Term Loan B (1 month LIBOR + 3.250%), 3.430%, 05/15/2024	249,370	232,850
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 06/07/2023	200,000	189,750
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%), 4.000%, 11/15/2024	124,681	119,188
Nascar Holdings LLC, Term Loan B (3 month LIBOR + 2.750%), 2.930%, 10/19/2026	149,603	142,844
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%), 3.700%, 11/06/2024	124,681	117,771
NEP Group, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 3.250%), 3.428%, 10/20/2025	249,367	203,511
NFP Corp., 2020 Term Loan, TBD 02/15/2027 (H)	124,688	115,959
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%), 3.188%, 10/01/2025	124,676	116,676
Pathway Vet Alliance LLC, 2020 Term Loan, TBD 03/31/2027 (H)	115,605	113,003
Penn National Gaming, Inc., 2018 1st Lien Term Loan B (3 month LIBOR + 2.250%), 3.000%, 10/15/2025	124,684	115,921
PetSmart, Inc., Consenting Term Loan, TBD 03/11/2022 (H)	102,583	101,079
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.678%, 02/01/2027	199,000	190,917
Refinitiv US Holdings, Inc., Term Loan B, TBD 10/01/2025 (H)	149,620	145,992
Science Applications International Corp., 2020 Incremental Term Loan B (1 month LIBOR + 2.250%), 2.428%, 03/12/2027	134,583	130,748
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%), 5.500%, 03/16/2027	100,000	97,333

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.428%, 12/31/2025	$198,990	$187,407
SRS Distribution, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 3.250%), 4.322%, 05/23/2025	110,000	103,703
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.928%, 04/16/2025	142,069	135,720
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.928%, 04/16/2025	99,813	95,352
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%), 2.185%, 04/30/2028	200,000	188,250
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 4.000%), 4.184%, 02/06/2026	224,438	218,265
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B, TBD 05/04/2026 (H)	110,000	108,505
The Ultimate Software Group, Inc., Term Loan B, TBD 05/04/2026 (H)	150,000	145,074
T-Mobile USA, Inc., 2020 Term Loan (1 month LIBOR + 3.000%), 3.178%, 04/01/2027	100,000	99,784
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.428%, 05/30/2025	199,000	178,230
Tronox Finance LLC, Term Loan B (1 and 3 month LIBOR + 2.750%), 2.982%, 09/23/2024	200,000	191,556
UFC Holdings LLC, 2019 Term Loan (6 month LIBOR + 3.250%), 4.250%, 04/29/2026	99,741	95,086
US Foods, Inc., 2016 Term Loan B (1 month LIBOR + 1.750%), 1.928%, 06/27/2023	199,481	187,049
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%), 3.308%, 05/16/2024	124,679	118,071
WW International, Inc., 2017 Term Loan B (1 month LIBOR + 4.750%), 5.500%, 11/29/2024	242,516	237,515
		11,220,439
TOTAL TERM LOANS (Cost $11,981,868)		$12,068,034
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.4%
Commercial and residential - 3.5%
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (D)(I)	186,803	191,782
Series 2019-1, Class A1, 3.805%, 01/25/2049 (D)(I)	186,395	189,956
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613%, 10/26/2048 (D)	188,109	192,889
BX Commercial Mortgage Trust
Series 2018-IND, Class A (1 month LIBOR + 0.750%), 0.935%, 11/15/2035 (D)(J)	106,975	105,909
Series 2018-IND, Class C (1 month LIBOR + 1.100%), 1.284%, 11/15/2035 (D)(J)	137,500	135,696
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust (continued)
Series 2018-IND, Class E (1 month LIBOR + 1.700%), 1.885%, 11/15/2035 (D)(J)	$186,900	$184,093
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.105%, 10/15/2036 (D)(J)	262,735	261,178
Series 2019-XL, Class B (1 month LIBOR + 1.080%), 1.265%, 10/15/2036 (D)(J)	262,735	258,131
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.435%, 10/15/2036 (D)(J)	262,735	256,816
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A (1 month LIBOR + 1.070%), 1.255%, 12/15/2037 (D)(J)	337,500	333,062
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.930%, 12/15/2047 (D)(I)	275,000	281,149
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (D)(I)	238,212	240,626
Series 2019-2, Class A1, 3.337%, 05/25/2049 (D)(I)	171,947	173,992
Series 2019-4, Class A1, 2.579%, 11/25/2049 (D)(I)	144,360	145,782
Series 2020-2, Class A1, 1.853%, 03/25/2065 (D)(I)	98,878	98,979
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG), Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (I)	125,000	136,114
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/2048	167,000	182,767
Deephaven Residential Mortgage Trust, Series 2020-2, Class A1, 1.692%, 05/25/2065 (D)	185,000	185,049
FREMF Mortgage Trust
Series 2013-K33, Class B, 3.613%, 08/25/2046 (D)(I)	215,000	225,445
Series 2015-K45, Class C, 3.713%, 04/25/2048 (D)(I)	115,000	117,737
Series 2015-K49, Class B, 3.848%, 10/25/2048 (D)(I)	250,000	262,502
GS Mortgage Securities Trust
Series 2016-GS4, Class A4, 3.442%, 11/10/2049 (I)	146,000	161,007
Series 2020-GC45, Class A1, 2.019%, 02/13/2053	77,890	79,646
JP Morgan Mortgage Trust, Series 2018-3, Class A1, 3.500%, 09/25/2048 (D)(I)	123,011	125,869
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 1.222%, 03/15/2037 (D)(J)	250,000	246,976
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750%, 03/25/2057 (D)(I)	186,321	198,520

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class B, 3.694%, 12/15/2048 (I)	$197,000	$197,955
Morgan Stanley Capital I Trust, Series 2018-SUN, Class B (1 month LIBOR + 1.200%), 1.385%, 07/15/2035 (D)(J)	100,000	94,862
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.500%, 12/25/2057 (D)(I)	161,105	171,874
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (D)(I)	149,634	152,542
Series 2019-3, Class A1, 2.784%, 07/25/2059 (D)	92,555	94,387
Series 2020-1, Class A1, 2.417%, 01/25/2060 (D)(I)	150,059	152,132
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (D)(I)	159,224	163,617
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C, 5.390%, 06/15/2044 (D)(I)	255,000	242,605
Series 2011-C5, Class C, 5.845%, 11/15/2044 (D)(I)	150,000	145,360
		6,387,006
U.S. Government Agency - 3.9%
Federal Home Loan Mortgage Corp.
Series 2016-DNA2, Class M3 (1 month LIBOR + 4.650%), 4.835%, 10/25/2028 (J)	189,297	197,042
Series 2016-DNA4, Class M3 (1 month LIBOR + 3.800%), 3.985%, 03/25/2029 (J)	250,000	252,505
Series 2016-HQA4, Class M2 (1 month LIBOR + 1.300%), 1.485%, 04/25/2029 (J)	82,843	82,730
Series 2016-HQA4, Class M3 (1 month LIBOR + 3.900%), 4.085%, 04/25/2029 (J)	525,000	540,393
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 1.385%, 10/25/2029 (J)	214,985	215,173
Series 2017-HQA2, Class M2 (1 month LIBOR + 2.650%), 2.835%, 12/25/2029 (J)	306,804	303,776
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%), 1.985%, 07/25/2030 (J)	263,599	257,789
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.485%, 09/25/2030 (J)	64,120	63,186
Series 2020-DNA2, Class M2 (1 month LIBOR + 1.850%), 2.035%, 02/25/2050 (D)(J)	100,000	94,810
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.285%, 03/25/2050 (D)(J)	365,000	349,463
Series 324, Class C18 IO, 4.000%, 12/15/2033	478,667	59,477
Series 4446, Class BI IO, 6.500%, 04/15/2039	310,347	71,641
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4978, Class MI IO, 4.000%, 05/25/2040	$421,658	$49,506
Series K066, Class X1 IO, 0.889%, 06/25/2027	1,254,921	55,720
Series K105, Class X1 IO, 1.645%, 01/25/2030	394,938	48,059
Series K110, Class X1 IO, 1.698%, 04/25/2030	100,000	13,466
Series K737, Class X1 IO, 0.752%, 10/25/2026	496,656	17,033
Series K738, Class X1 IO, 1.630%, 01/25/2027	650,999	52,879
Federal National Mortgage Association
Series 2014-68, Class ID IO, 3.500%, 03/25/2034	796,189	59,899
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.885%, 04/25/2028 (J)	330,083	346,895
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.185%, 09/25/2028 (J)	224,140	232,426
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.835%, 09/25/2029 (J)	272,512	272,511
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.185%, 10/25/2029 (J)	270,000	271,544
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 3.035%, 11/25/2029 (J)	287,028	281,993
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%), 3.785%, 01/25/2030 (J)	125,000	119,055
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 2.385%, 01/25/2030 (J)	219,871	215,290
Series 2017-C06, Class 2B1 (1 month LIBOR + 4.450%), 4.635%, 02/25/2030 (J)	85,000	81,618
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%), 2.985%, 02/25/2030 (J)	257,239	252,726
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.185%, 05/25/2030 (J)	293,000	291,725
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 4.435%, 01/25/2031 (J)	230,000	226,560
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.535%, 01/25/2031 (J)	123,718	120,962
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%), 4.535%, 04/25/2031 (D)(J)	220,000	215,372
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.335%, 11/25/2039 (D)(J)	220,082	201,595
Series 2019-R02, Class 1M2 (1 month LIBOR + 2.300%), 2.485%, 08/25/2031 (D)(J)	103,113	101,562

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%), 4.285%, 07/25/2039 (D)(J)	$120,000	$107,092
Series 2019-R07, Class 1M1 (1 month LIBOR + 0.770%), 0.955%, 10/25/2039 (D)(J)	85,103	85,078
Series 2020-26, Class AI IO, 3.000%, 04/25/2033	913,195	62,815
Series 2020-26, Class IA IO, 3.500%, 11/25/2039	620,012	65,878
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 3.185%, 01/25/2040 (D)(J)	152,000	105,611
Series 407, Class 40 IO, 6.000%, 01/25/2038	340,149	77,935
Series 410, Class C8 IO, 4.000%, 04/25/2032	590,733	65,575
Government National Mortgage Association
Series 2014-2, Class IB IO, 4.000%, 01/16/2040	597,531	55,068
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	304,772	52,505
Series 2017-130, Class IO, 4.500%, 02/20/2040	334,162	55,060
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	438,558	73,969
Series 2018-72, Class ID IO, 4.500%, 08/20/2045	236,749	39,584
Series 2020-74, Class IC IO, 3.000%, 05/20/2035	881,974	63,914
		6,926,465
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,509,197)		$13,313,471
ASSET BACKED SECURITIES - 5.3%
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.920%, 11/15/2022	419,821	425,172
Series 2019-4, Class A3, 1.840%, 06/17/2024	260,000	265,067
American Credit Acceptance Receivables Trust, Series 2018-3, Class C, 3.750%, 10/15/2024 (D)	183,755	185,003
American Express Credit Account Master Trust, Series 2017-5, Class B (1 month LIBOR + 0.580%), 0.765%, 02/18/2025 (J)	271,000	271,056
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.590%, 02/08/2022	243,367	244,020
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR (3 month LIBOR + 2.400%), 3.287%, 07/28/2029 (D)(J)	250,000	243,486
Barings CLO, Ltd., Series 2018-3A, Class A1 (3 month LIBOR + 0.950%), 2.085%, 07/20/2029 (D)(J)	250,000	246,318
Bluemountain CLO, Ltd., Series 2012-2A, Class AR2 (3 month LIBOR + 1.050%), 1.427%, 11/20/2028 (D)(J)	250,000	246,078
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.260%, 07/20/2021	$176,246	$177,586
Canadian Pacer Auto Receivables Trust
Series 2018-1A, Class A3, 3.000%, 11/19/2021 (D)	49,212	49,528
Series 2018-2A, Class A2A, 3.000%, 06/21/2021 (D)	17,543	17,562
Carlyle U.S. CLO, Ltd., Series 2017-2A, Class A1B (3 month LIBOR + 1.220%), 2.355%, 07/20/2031 (D)(J)	250,000	243,724
CCG Receivables Trust, Series 2018-1, Class A2, 2.500%, 06/16/2025 (D)	194,397	195,392
CIFC Funding, Ltd.
Series 2014-2RA, Class A1 (3 month LIBOR + 1.050%), 2.070%, 04/24/2030 (D)(J)	300,000	293,848
Series 2015-3A, Class AR (3 month LIBOR + 0.870%), 2.005%, 04/19/2029 (D)(J)	250,000	244,671
First Investors Auto Owner Trust, Series 2020-1A, Class A, 1.490%, 01/15/2025 (D)	307,672	310,964
Ford Credit Auto Lease Trust, Series 2018-A, Class A3, 2.930%, 06/15/2021	127,426	127,596
Ford Credit Auto Owner Trust
Series 2016-1, Class A, 2.310%, 08/15/2027 (D)	205,000	206,910
Series 2017-A, Class A4, 1.920%, 04/15/2022	145,102	145,725
Series 2017-C, Class A3, 2.010%, 03/15/2022	75,681	76,048
Ford Credit Floorplan Master Owner Trust, Series 2015-5, Class A1, 2.420%, 08/15/2022	250,000	250,459
Gilbert Park CLO, Ltd., Series 2017-1A, Class B (3 month LIBOR + 1.600%), 2.819%, 10/15/2030 (D)(J)	280,000	271,352
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3, 2.810%, 12/16/2022	218,263	222,363
Series 2020-2, Class A4, 1.740%, 08/18/2025	55,000	56,833
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 06/21/2023	258,000	265,745
KKR CLO, Ltd., Series 2020, Class B (3 month LIBOR + 1.550%), 2.726%, 10/16/2030 (D)(J)	282,000	266,606
LCM XXV, Ltd., Series 25A, Class A (3 month LIBOR + 1.210%), 2.345%, 07/20/2030 (D)(J)	274,000	267,969
Magnetite XVIII, Ltd., Series 2016-18A, Class BR (3 month LIBOR + 1.500%), 1.892%, 11/15/2028 (D)(J)	250,000	243,577
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A3, 3.100%, 11/15/2021	125,000	126,211
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 08/25/2058 (D)(I)	161,364	170,428

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	$75,000	$76,473
Octagon Investment Partners 41, Ltd., Series 2019-2A, Class D (3 month LIBOR + 3.650%), 4.869%, 04/15/2031 (D)(J)	250,000	239,227
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1 (3 month LIBOR + 0.800%), 1.177%, 02/20/2028 (D)(J)	251,946	248,592
Santander Drive Auto Receivables Trust
Series 2018-5, Class C, 3.810%, 12/16/2024	210,000	213,575
Series 2020-1, Class A3, 2.030%, 02/15/2024	35,000	35,646
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048 (D)	270,875	276,639
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750%, 10/25/2057 (D)(I)	166,675	172,663
Series 2018-2, Class A1, 3.250%, 03/25/2058 (D)(I)	495,236	520,265
Toyota Auto Receivables Owner Trust
Series 2016-D, Class A4, 1.420%, 01/15/2022	69,736	69,829
Series 2019-C, Class A2A, 2.000%, 04/15/2022	102,669	103,325
Treman Park CLO, Ltd., Series 2015-1A, Class C3RR (3 month LIBOR + 2.000%), 3.135%, 10/20/2028 (D)(J)	250,000	241,042
Vericrest Opportunity Loan Trust
Series 2020-NPL6, Class A1A, 3.967%, 04/25/2050 (D)	200,000	200,000
Series 2020-NPL2, Class A1A, 2.981%, 02/25/2050 (D)	90,502	89,432
VOLT LXXXV LLC, Series 2020-NPL1, Class A1A, 3.228%, 01/25/2050 (D)	91,743	91,174
Westlake Automobile Receivables Trust, Series 2020-1A, Class A2, 1.440%, 09/15/2023 (D)	350,000	352,030
World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.040%, 05/15/2024	165,000	169,966
TOTAL ASSET BACKED SECURITIES (Cost $9,329,613)		$9,457,175
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company, 6.000%	683	36,336
TOTAL PREFERRED SECURITIES (Cost $35,158)		$36,336
EXCHANGE-TRADED FUNDS - 6.4%
iShares iBoxx High Yield Corporate Bond ETF	15,500	1,265,110
iShares JP Morgan USD Emerging Markets Bond ETF	67,900	7,416,038
SPDR Blackstone/GSO Senior Loan ETF	54,477	2,363,212
SPDR Bloomberg Barclays Convertible Securities ETF	7,600	459,800
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,110,055)		$11,504,160
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (K)	2,562,087	$2,562,087
TOTAL SHORT-TERM INVESTMENTS (Cost $2,562,087)		$2,562,087
Total Investments (Opportunistic Fixed Income Trust) (Cost $201,762,088) - 112.1%		$200,708,292
Other assets and liabilities, net - (12.1%)		(21,716,228)
TOTAL NET ASSETS - 100.0%		$178,992,064
SALE COMMITMENTS OUTSTANDING - (0.9%)
U.S. Government Agency - (0.9)%
Federal National Mortgage Association 2.500%, TBA (B)	$(1,550,000)	$(1,612,182)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(1,612,727))		$(1,612,182)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,465,991 or 14.8% of the fund's net assets as of 6-30-20.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
Opportunistic Fixed Income Trust (continued)
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	The rate shown is the annualized seven-day yield as of 6-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	17	Long	Sep 2020	$1,727,138	$1,740,596	$13,458
10-Year Canada Government Bond Futures	8	Long	Sep 2020	904,903	906,423	1,520
10-Year U.S. Treasury Note Futures	15	Long	Sep 2020	2,088,246	2,087,578	(668)
5-Year U.S. Treasury Note Futures	35	Long	Sep 2020	4,393,783	4,400,977	7,194
Ultra U.S. Treasury Bond Futures	24	Long	Sep 2020	5,216,856	5,235,750	18,894
10-Year Mini Japan Government Bond Futures	8	Short	Sep 2020	(1,125,918)	(1,125,298)	620
2-Year U.S. Treasury Note Futures	29	Short	Sep 2020	(6,401,956)	(6,404,016)	(2,060)
Euro-Buxl Futures	6	Short	Sep 2020	(1,439,017)	(1,482,750)	(43,733)
German Euro BOBL Futures	15	Short	Sep 2020	(2,260,343)	(2,274,750)	(14,407)
German Euro BUND Futures	67	Short	Sep 2020	(13,081,317)	(13,287,562)	(206,245)
U.K. Long Gilt Bond Futures	13	Short	Sep 2020	(2,211,898)	(2,217,147)	(5,249)
U.S. Treasury Long Bond Futures	65	Short	Sep 2020	(11,522,807)	(11,606,562)	(83,755)
						$(314,431)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	10,202,000	USD	7,008,397	JPM	7/31/2020	$33,174	—
BRL	7,895,000	USD	1,477,634	JPM	7/2/2020	—	$(25,840)
BRL	16,258,000	USD	3,091,911	MSI	7/2/2020	—	(102,264)
BRL	8,363,000	USD	1,537,401	MSI	7/31/2020	—	(1,776)
BRL	3,645,000	USD	671,024	JPM	8/4/2020	—	(1,856)
BRL	7,895,000	USD	1,441,404	MSI	8/4/2020	8,000	—
CAD	5,341,000	USD	3,926,628	JPM	7/31/2020	7,828	—
CLP	1,236,500,000	USD	1,505,064	GSI	7/31/2020	1,133	—
CZK	52,012,000	USD	2,207,446	BARC	7/31/2020	—	(14,618)
EUR	1,258,000	USD	1,414,960	BARC	7/31/2020	—	(710)
EUR	4,767,000	USD	5,396,144	JPM	7/31/2020	—	(37,058)
EUR	159,000	USD	178,819	MSI	7/31/2020	—	(70)
GBP	2,781,000	USD	3,475,583	CITI	7/31/2020	—	(28,991)
HUF	329,074,000	USD	1,065,013	JPM	7/31/2020	—	(21,248)
IDR	25,284,000,000	USD	1,747,098	GSI	7/30/2020	—	(14,324)
JPY	561,226,000	USD	5,271,252	GSI	7/31/2020	—	(71,649)
JPY	561,227,000	USD	5,239,456	MSI	7/31/2020	—	(39,844)
KRW	17,215,749,000	USD	14,312,489	JPM	7/31/2020	42,158	—
MXN	48,978,000	USD	2,144,330	CITI	7/31/2020	—	(21,678)
NOK	20,559,000	USD	2,151,711	JPM	7/31/2020	—	(15,534)
NZD	1,864,000	USD	1,195,648	CITI	7/31/2020	7,280	—
PHP	31,067,000	USD	618,249	JPM	7/30/2020	5,440	—
RUB	26,640,000	USD	385,690	GSI	7/31/2020	—	(12,798)
SEK	38,884,000	USD	4,190,041	JPM	7/31/2020	—	(15,657)
The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	8,401,000	USD	6,037,109	CITI	7/30/2020	—	$(8,496)
TRY	8,640,000	USD	1,248,645	GSI	7/29/2020	$3,954	—
USD	1,714,136	AUD	2,496,000	CITI	7/31/2020	—	(8,640)
USD	6,508,272	AUD	9,475,000	JPM	7/31/2020	—	(31,513)
USD	1,441,746	BRL	7,895,000	JPM	7/2/2020	—	(10,048)
USD	2,982,020	BRL	16,258,000	MSI	7/2/2020	—	(7,627)
USD	882,427	BRL	4,570,000	MSI	7/31/2020	43,278	—
USD	1,810,028	CAD	2,462,000	JPM	7/31/2020	—	(3,608)
USD	2,240,995	CHF	2,118,000	JPM	7/31/2020	3,620	—
USD	5,497,088	CLP	4,495,079,000	MSI	7/31/2020	21,576	—
USD	2,222,532	COP	8,272,929,000	CITI	7/31/2020	26,441	—
USD	1,008,336	EUR	897,000	GSI	7/31/2020	—	(76)
USD	32,280,975	EUR	28,516,000	JPM	7/31/2020	223,142	—
USD	4,327,919	GBP	3,463,000	CITI	7/31/2020	36,101	—
USD	2,829,530	HUF	894,669,000	BARC	7/31/2020	—	(8,205)
USD	8,350,650	IDR	119,355,837,000	GSI	7/30/2020	170,905	—
USD	5,465,899	ILS	18,748,000	BARC	7/31/2020	49,772	—
USD	400,882	INR	30,453,000	JPM	7/31/2020	—	(1,079)
USD	5,085,104	JPY	541,407,000	GSI	7/31/2020	69,119	—
USD	5,667,561	JPY	607,040,000	MSI	7/31/2020	43,500	—
USD	21,830,651	KRW	26,306,366,000	JPM	7/31/2020	—	(103,834)
USD	2,732,534	MXN	62,413,000	CITI	7/31/2020	27,625	—
USD	434,340	NOK	4,150,000	JPM	7/31/2020	3,136	—
USD	2,259,912	PLN	8,880,000	BOA	7/31/2020	15,185	—
USD	8,106,123	RUB	559,898,000	GSI	7/31/2020	268,983	—
USD	1,980,009	SEK	18,465,000	JPM	7/31/2020	—	(2,298)
USD	3,389,576	TRY	23,464,000	BARC	7/29/2020	—	(12,158)
						$1,111,350	$(623,497)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	20,730,000	USD	Fixed 0.873%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2025	—	$236,138	$236,138
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(4,888)	(2)	(4,890)
BOA	1,430,000	USD	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	27,561	27,561
CITI	29,430,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	8,095	8,095
CITI	3,921,240,000	COP	Fixed 4.330%	COP IBR Compounded OIS	Quarterly	Quarterly	Sep 2030	—	15,017	15,017
GSI	733,960,000	CLP	Fixed 2.160%	CLP CLICP Bloomberg	Semi-Annual	Semi-Annual	Sep 2030	1,382	(5,363)	(3,981)
								$(3,506)	$281,446	$277,940
Centrally cleared	21,530,000	CZK	Fixed 0.630%	CZK PRIBOR PRBO	Annual	Semi-Annual	Sep 2030	(889)	6,490	5,601
Centrally cleared	7,270,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	1,343	(809)	534
								$454	$5,681	$6,135
								$(3,052)	$287,127	$284,075
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Malaysia	340,000	USD	$340,000	1.000%	Quarterly	Jun 2025	$2,406	$(6,884)	$(4,478)
BARC	Government of Malaysia	350,000	USD	350,000	1.000%	Quarterly	Jun 2025	4,117	(8,727)	(4,610)
BARC	Government of Malaysia	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	2,445	(6,989)	(4,544)
BARC	Government of Malaysia	350,000	USD	350,000	1.000%	Quarterly	Jun 2025	1,004	(5,594)	(4,590)
BARC	People’s Republic of China	330,000	USD	330,000	1.000%	Quarterly	Jun 2025	(7,389)	(640)	(8,029)
BARC	People’s Republic of China	330,000	USD	330,000	1.000%	Quarterly	Jun 2025	(8,624)	614	(8,010)
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Chile	345,000	USD	$345,000	1.000%	Quarterly	Jun 2025	$1,991	$(4,580)	$(2,589)
BARC	Republic of Indonesia	1,445,000	USD	1,445,000	1.000%	Quarterly	Jun 2025	58,302	(35,144)	23,158
BARC	Russian Federation	715,000	USD	715,000	1.000%	Quarterly	Jun 2025	31,581	(28,248)	3,333
BARC	Russian Federation	720,000	USD	720,000	1.000%	Quarterly	Jun 2025	28,581	(25,225)	3,356
BARC	Russian Federation	710,000	USD	710,000	1.000%	Quarterly	Jun 2025	26,574	(23,265)	3,309
BARC	Russian Federation	710,000	USD	710,000	1.000%	Quarterly	Jun 2025	22,456	(19,107)	3,349
BARC	Russian Federation	20,000	USD	20,000	1.000%	Quarterly	Jun 2025	621	(536)	85
CITI	Government of Malaysia	1,370,000	USD	1,370,000	1.000%	Quarterly	Jun 2025	12,289	(30,332)	(18,043)
CITI	Government of Malaysia	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	4,544	(9,088)	(4,544)
CITI	Government of Malaysia	340,000	USD	340,000	1.000%	Quarterly	Jun 2025	(1,146)	(3,332)	(4,478)
CITI	People’s Republic of China	335,000	USD	335,000	1.000%	Quarterly	Jun 2025	(8,341)	209	(8,132)
CITI	Republic of Chile	350,000	USD	350,000	1.000%	Quarterly	Jun 2025	(2,212)	(414)	(2,626)
CITI	Republic of Chile	325,000	USD	325,000	1.000%	Quarterly	Jun 2025	(2,217)	(221)	(2,438)
CITI	Republic of Chile	645,000	USD	645,000	1.000%	Quarterly	Jun 2025	(2,824)	(1,944)	(4,768)
CITI	Republic of Chile	325,000	USD	325,000	1.000%	Quarterly	Jun 2025	(2,365)	(81)	(2,446)
CITI	Republic of South Africa	715,000	USD	715,000	1.000%	Quarterly	Jun 2025	67,363	(238)	67,125
GSI	People's Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(98,194)	3,072	(95,122)
GSI	Government of Malaysia	340,000	USD	340,000	1.000%	Quarterly	Jun 2025	2,408	(6,886)	(4,478)
GSI	Russian Federation	2,760,000	USD	2,760,000	1.000%	Quarterly	Jun 2025	88,120	(75,255)	12,865
GSI	Russian Federation	710,000	USD	710,000	1.000%	Quarterly	Jun 2025	15,218	(11,869)	3,349
GSI	CMBX.NA.AAA.11	215,000	USD	215,000	0.500%	Monthly	Nov 2054	1,520	(2,165)	(645)
GSI	CMBX.NA.AAA.10	1,370,000	USD	1,370,000	0.500%	Monthly	Nov 2059	19	(9,487)	(9,468)
GSI	CMBX.NA.AAA.10	1,385,000	USD	1,385,000	0.500%	Monthly	Nov 2059	4,345	(13,917)	(9,572)
GSI	CMBX.NA.AAA.12	60,000	USD	60,000	0.500%	Monthly	Aug 2061	814	(591)	223
GSI	CMBX.NA.AAA.12	1,405,000	USD	1,405,000	0.500%	Monthly	Aug 2061	25,690	(20,459)	5,231
GSI	CMBX.NA.AAA.12	1,425,000	USD	1,425,000	0.500%	Monthly	Aug 2061	26,037	(20,732)	5,305
GSI	CMBX.NA.AAA.13	1,440,000	USD	1,440,000	0.500%	Monthly	Dec 2072	42,331	(23,571)	18,760
GSI	CMBX.NA.AAA.13	1,430,000	USD	1,430,000	0.500%	Monthly	Dec 2072	41,876	(23,246)	18,630
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(295,501)	(29,203)	(324,704)
JPM	Government of Malaysia	340,000	USD	340,000	1.000%	Quarterly	Jun 2025	1,134	(5,593)	(4,459)
JPM	Republic of South Africa	690,000	USD	690,000	1.000%	Quarterly	Jun 2025	49,465	15,236	64,701
JPM	Russian Federation	1,650,000	USD	1,650,000	1.000%	Quarterly	Jun 2025	55,705	(48,014)	7,691
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(312,781)	(49,238)	(362,019)
MSI	Government of Malaysia	340,000	USD	340,000	1.000%	Quarterly	Jun 2025	2,098	(6,557)	(4,459)
MSI	Government of Malaysia	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	3,594	(8,119)	(4,525)
MSI	Government of Malaysia	350,000	USD	350,000	1.000%	Quarterly	Jun 2025	(84)	(4,506)	(4,590)
MSI	Government of Malaysia	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	(1,664)	(2,861)	(4,525)
MSI	People’s Republic of China	1,345,000	USD	1,345,000	1.000%	Quarterly	Jun 2025	(30,830)	(1,818)	(32,648)
MSI	People’s Republic of China	310,000	USD	310,000	1.000%	Quarterly	Jun 2025	(8,151)	626	(7,525)
MSI	Republic of Chile	245,000	USD	245,000	1.000%	Quarterly	Jun 2025	2,928	(4,766)	(1,838)
MSI	Republic of Chile	345,000	USD	345,000	1.000%	Quarterly	Jun 2025	833	(3,422)	(2,589)
MSI	Republic of Indonesia	515,000	USD	515,000	1.000%	Quarterly	Jun 2025	13,994	(5,712)	8,282
MSI	CMBX.NA.BBB-.7	2,030,000	USD	2,030,000	3.000%	Monthly	Jan 2047	46,433	404,058	450,491
MSI	CMBX.NA.AAA.11	2,760,000	USD	2,760,000	0.500%	Monthly	Nov 2054	15,389	(23,672)	(8,283)
MSI	CMBX.NA.BBB-.8	2,080,000	USD	2,080,000	3.000%	Monthly	Oct 2057	100,310	379,421	479,731
MSI	CMBX.NA.AAA.10	2,735,000	USD	2,735,000	0.500%	Monthly	Nov 2059	(276)	(18,588)	(18,864)
MSI	CMBX.NA.AAA.13	1,015,000	USD	1,015,000	0.500%	Monthly	Dec 2072	29,844	(16,621)	13,223
				$64,520,000				$51,780	$155,779	$207,559
Centrally cleared	CDX.NA.IG.34	1,255,000	USD	1,255,000	1.000%	Quarterly	Jun 2025	(13,524)	(8,359)	(21,883)
Centrally cleared	iTraxx Europe Crossover Series 33 Version 1	555,000	EUR	623,542	5.000%	Quarterly	Jun 2025	(31,611)	19,391	(12,220)
Centrally cleared	iTraxx Europe Senior Financials Series 33 Version 1	10,160,000	EUR	11,094,514	1.000%	Quarterly	Jun 2025	(2,736)	(145,107)	(147,843)
Centrally cleared	iTraxx Europe Series 33 Version 1	6,325,000	EUR	6,909,038	1.000%	Quarterly	Jun 2025	(56,031)	(81,926)	(137,957)
The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Sub Financials Series 33 Version 1	5,310,000	EUR	5,771,636	1.000%	Quarterly	Jun 2025	$341,105	$(165,582)	$175,523
				$25,653,730				$237,203	$(381,583)	$(144,380)
				$90,173,730				$288,983	$(225,804)	$63,179
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CDX.NA.HY.34	5.583%	3,386,750	USD	$3,386,750	5.000%	Quarterly	Jun 2023	$(78,682)	$35,017	$(43,665)
GSI	CDX.NA.HY.34	5.583%	1,695,750	USD	1,695,750	5.000%	Quarterly	Jun 2023	(39,430)	17,567	(21,863)
GSI	CDX.NA.HY.34	5.583%	1,686,250	USD	1,686,250	5.000%	Quarterly	Jun 2023	(59,296)	37,087	(22,209)
GSI	CMBX.NA.BBB-.11	6.577%	175,000	USD	175,000	3.000%	Monthly	Nov 2054	(30,613)	(4,654)	(35,267)
GSI	CMBX.NA.BBB-.10	7.039%	85,000	USD	85,000	3.000%	Monthly	Nov 2059	(16,481)	(626)	(17,107)
					$7,028,750				$(224,502)	$84,391	$(140,111)
Centrally cleared	CDX.NA.HY.33	5.127%	1,794,000	USD	1,794,000	5.000%	Quarterly	Dec 2024	(110,698)	175,754	65,056
Centrally cleared	CDX.NA.IG.33	0.724%	9,425,000	USD	9,425,000	1.000%	Quarterly	Dec 2024	(149,298)	350,042	200,744
Centrally cleared	CDX.NA.HY.34	5.148%	1,919,000	USD	1,919,000	5.000%	Quarterly	Jun 2025	5,920	9,992	15,912
					$13,138,000				$(254,076)	$535,788	$281,712
					$20,166,750				$(478,578)	$620,179	$141,601
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,100,000	Sep 2020	BARC	$2,761	$15,492	$18,253
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	3,560,000	Mar 2021	GSI	273	—	273
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,145,000	Sep 2020	JPM	2,874	16,126	19,000
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,330,000	Sep 2020	MSI	3,340	18,729	22,069
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	665,000	Sep 2020	GSI	(1,745)	(9,180)	(10,925)
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	3,560,000	Mar 2021	JPM	(273)	—	(273)
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,335,000	Sep 2020	MSI	(3,504)	(18,429)	(21,933)
								$3,726	$22,738	$26,464
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
GSI	Goldman Sachs International
IBR	Colombia Overnight Interbank Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 37.8%
U.S. Government – 13.2%
U.S. Treasury Bonds
2.000%, 02/15/2050	$105,871,000	$121,180,940
2.750%, 11/15/2042	119,770,000	153,371,100
3.000%, 02/15/2047	94,480,000	128,651,497
3.125%, 11/15/2041	96,370,000	130,491,003
U.S. Treasury Inflation Protected Securities 0.250%, 07/15/2029	41,079,486	44,967,014
U.S. Treasury Notes
0.125%, 04/30/2022 to 05/31/2022	171,120,000	170,998,415
0.250%, 06/30/2025	180,936,000	180,582,610
0.375%, 03/31/2022	23,760,000	23,845,388
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.625%, 05/15/2030	$6,312,000	$6,292,768
		960,380,735
U.S. Government Agency – 24.6%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043 to 02/01/2050	266,000,545	283,290,697
3.000%, 01/01/2050 (A)	12,308,332	13,065,620
3.500%, 04/01/2044 to 12/01/2049	186,628,613	202,192,469
4.000%, 11/01/2043 to 12/01/2048	61,203,257	66,266,582
Federal National Mortgage Association
2.625%, 09/06/2024	8,300,000	9,087,328
3.000%, 01/01/2043 to 11/01/2049	346,477,980	369,054,518

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.500%, 06/01/2042 to 03/01/2050	$433,830,032	$468,236,711
4.000%, 09/01/2040 to 10/01/2048	276,210,258	304,396,191
4.500%, 12/01/2040 to 05/01/2042	67,960,644	75,477,348
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	5,375,190	5,915,939
		1,796,983,403
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,590,303,137)		$2,757,364,138
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Qatar – 0.3%
State of Qatar
3.375%, 03/14/2024 (B)	11,857,000	12,692,610
5.103%, 04/23/2048 (B)	8,410,000	11,425,422
		24,118,032
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (B)	12,280,000	14,264,448
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $32,437,049)		$38,382,480
CORPORATE BONDS – 43.0%
Communication services – 3.5%
Activision Blizzard, Inc. 3.400%, 09/15/2026	5,073,000	5,761,680
AT&T, Inc.
2.300%, 06/01/2027	6,382,000	6,589,118
3.400%, 05/15/2025	12,955,000	14,244,754
3.800%, 02/15/2027	9,390,000	10,573,952
CC Holdings GS V LLC 3.849%, 04/15/2023	8,542,000	9,225,594
Charter Communications Operating LLC
4.200%, 03/15/2028	15,151,000	16,984,429
4.800%, 03/01/2050	15,035,000	17,040,746
5.750%, 04/01/2048	14,120,000	17,570,927
6.484%, 10/23/2045	12,093,000	16,067,271
Comcast Corp.
3.100%, 04/01/2025	6,788,000	7,456,332
3.999%, 11/01/2049	2,025,000	2,444,406
4.049%, 11/01/2052	11,306,000	13,865,724
4.150%, 10/15/2028	22,422,000	26,974,637
Level 3 Financing, Inc. 3.400%, 03/01/2027 (B)	6,456,000	6,811,919
T-Mobile USA, Inc.
1.500%, 02/15/2026 (B)	7,174,000	7,173,498
2.050%, 02/15/2028 (B)	12,378,000	12,383,818
2.550%, 02/15/2031 (B)	4,124,000	4,138,516
3.875%, 04/15/2030 (B)	13,891,000	15,482,492
4.500%, 04/15/2050 (B)	7,790,000	9,176,231
Verizon Communications, Inc.
3.000%, 03/22/2027	2,177,000	2,414,620
4.400%, 11/01/2034	7,105,000	8,828,642
4.862%, 08/21/2046	15,989,000	21,735,450
		252,944,756
Consumer discretionary – 3.8%
Amazon.com, Inc.
3.150%, 08/22/2027	16,225,000	18,565,879
4.050%, 08/22/2047	8,281,000	10,797,439
AutoNation, Inc. 4.750%, 06/01/2030	4,925,000	5,335,701
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
BMW US Capital LLC 2.950%, 04/14/2022 (B)(C)	$3,363,000	$3,484,459
Choice Hotels International, Inc. 3.700%, 12/01/2029	11,867,000	11,888,005
Daimler Finance North America LLC
2.700%, 06/14/2024 (B)	6,580,000	6,801,608
3.500%, 08/03/2025 (B)(C)	5,990,000	6,447,150
Dollar Tree, Inc. 4.200%, 05/15/2028	13,860,000	16,128,929
eBay, Inc. 2.700%, 03/11/2030	10,645,000	11,188,567
Expedia Group, Inc.
3.250%, 02/15/2030	9,432,000	8,790,377
3.800%, 02/15/2028	15,965,000	15,341,408
5.000%, 02/15/2026	10,925,000	11,244,444
Ford Motor Credit Company LLC
4.134%, 08/04/2025	23,065,000	21,875,999
5.113%, 05/03/2029	15,357,000	14,978,911
General Motors Financial Company, Inc.
4.000%, 01/15/2025	16,433,000	17,178,352
4.300%, 07/13/2025	7,929,000	8,261,938
Magna International, Inc. 2.450%, 06/15/2030	2,879,000	2,946,520
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (B)	6,650,000	6,610,220
Prosus NV
4.850%, 07/06/2027 (B)	3,610,000	4,039,282
5.500%, 07/21/2025 (B)	8,425,000	9,516,485
QVC, Inc. 5.450%, 08/15/2034	3,840,000	3,472,397
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (B)	8,800,000	8,622,638
Starbucks Corp. 2.250%, 03/12/2030	11,159,000	11,591,079
Target Corp. 2.250%, 04/15/2025	5,247,000	5,612,831
The TJX Companies, Inc.
3.500%, 04/15/2025	8,691,000	9,669,634
3.875%, 04/15/2030	10,644,000	12,505,756
Volkswagen Group of America Finance LLC 2.900%, 05/13/2022 (B)	11,183,000	11,549,322
		274,445,330
Consumer staples – 1.1%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (B)	7,214,000	7,384,984
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	10,094,000	11,783,837
Cargill, Inc.
1.375%, 07/23/2023 (B)	4,323,000	4,397,598
2.125%, 04/23/2030 (B)	4,306,000	4,512,727
Coca-Cola Femsa SAB de CV 2.750%, 01/22/2030	8,429,000	8,914,269
Constellation Brands, Inc. 2.875%, 05/01/2030 (C)	3,295,000	3,490,444
Dollar General Corp. 3.500%, 04/03/2030	6,395,000	7,163,295
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	3,170,000	3,506,855
The Clorox Company 1.800%, 05/15/2030	10,582,000	10,673,070
The Coca-Cola Company 4.200%, 03/25/2050	7,419,000	9,739,157

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
The Kroger Company 2.200%, 05/01/2030	$5,402,000	$5,617,097
		77,183,333
Energy – 2.7%
Aker BP ASA 3.000%, 01/15/2025 (B)	6,211,000	6,048,983
Cimarex Energy Company 4.375%, 06/01/2024	6,403,000	6,754,364
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (B)	5,555,000	6,181,787
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.640%) 03/01/2078	9,984,000	9,834,240
Energy Transfer Operating LP
4.200%, 04/15/2027	4,472,000	4,678,818
4.250%, 03/15/2023	6,857,000	7,238,181
5.150%, 03/15/2045	5,400,000	5,120,845
5.875%, 01/15/2024	8,500,000	9,506,538
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.030%) 08/16/2077	12,660,000	11,837,100
Husky Energy, Inc. 3.950%, 04/15/2022	4,500,000	4,597,430
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	6,143,237
MPLX LP
4.000%, 03/15/2028	9,383,000	9,885,875
4.250%, 12/01/2027	5,555,000	6,021,475
5.250%, 01/15/2025	5,370,000	5,583,882
ONEOK Partners LP 4.900%, 03/15/2025	4,043,000	4,389,155
Phillips 66 3.700%, 04/06/2023	2,524,000	2,698,136
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	6,870,000	7,367,874
5.000%, 03/15/2027	8,336,000	9,325,651
5.875%, 06/30/2026	9,579,000	11,255,325
Saudi Arabian Oil Company 2.875%, 04/16/2024 (B)	15,637,000	16,252,174
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	10,801,000	11,361,396
5.400%, 10/01/2047	8,136,000	8,003,279
The Williams Companies, Inc.
3.750%, 06/15/2027	6,455,000	6,885,290
4.550%, 06/24/2024	14,035,000	15,573,350
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	7,155,007
		199,699,392
Financials – 13.0%
Ameriprise Financial, Inc. 3.000%, 04/02/2025	8,658,000	9,397,424
Ares Capital Corp. 4.200%, 06/10/2024	8,855,000	9,066,916
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.170%) 06/15/2026 (B)(C)(D)	5,540,000	6,145,965
AXA SA 8.600%, 12/15/2030	4,814,000	6,991,912
Banco Santander SA 4.379%, 04/12/2028	7,600,000	8,489,742
Bank of America Corp.
3.950%, 04/21/2025	9,372,000	10,370,198
4.200%, 08/26/2024	6,250,000	6,935,294
4.450%, 03/03/2026	11,011,000	12,642,882
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	$12,322,000	$13,033,615
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%) 07/23/2024 (C)	15,600,000	16,950,024
Bank of Montreal
1.850%, 05/01/2025	10,560,000	10,932,742
3.300%, 02/05/2024	23,365,000	25,351,025
Barclays Bank PLC 10.179%, 06/12/2021 (B)	3,675,000	3,974,090
Barclays PLC 4.375%, 01/12/2026	7,380,000	8,304,056
BPCE SA
4.500%, 03/15/2025 (B)	10,505,000	11,469,553
5.700%, 10/22/2023 (B)	9,475,000	10,557,882
Brighthouse Financial, Inc. 3.700%, 06/22/2027	12,416,000	12,659,999
Cantor Fitzgerald LP 4.875%, 05/01/2024 (B)	12,051,000	12,992,539
Capital One Financial Corp.
2.600%, 05/11/2023	5,127,000	5,353,900
3.900%, 01/29/2024 (C)	11,800,000	12,832,313
Citigroup, Inc.
3.200%, 10/21/2026	14,892,000	16,331,711
4.600%, 03/09/2026	14,174,000	16,183,255
5.500%, 09/13/2025	5,625,000	6,664,728
Citizens Bank NA 2.250%, 04/28/2025	8,647,000	9,176,143
Citizens Financial Group, Inc. 3.250%, 04/30/2030	11,890,000	12,847,028
CNO Financial Group, Inc. 5.250%, 05/30/2029	8,285,000	8,877,496
Credit Agricole SA 3.250%, 01/14/2030 (B)	10,802,000	11,587,494
Credit Suisse Group AG 3.574%, 01/09/2023 (B)	3,256,000	3,377,487
Danske Bank A/S 5.000%, 01/12/2022 (B)	6,007,000	6,317,170
Discover Bank 2.450%, 09/12/2024	6,232,000	6,535,872
Discover Financial Services
3.950%, 11/06/2024	12,399,000	13,561,555
4.100%, 02/09/2027	4,203,000	4,593,094
Fifth Third Bancorp 1.625%, 05/05/2023	3,230,000	3,313,033
GE Capital International Funding Company 4.418%, 11/15/2035	11,571,000	11,747,413
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.990%) 05/18/2024	13,550,000	14,562,257
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.510%) 06/01/2021 (D)	6,220,000	6,311,066
ING Bank NV 5.800%, 09/25/2023 (B)	1,107,000	1,242,169
ING Groep NV 3.550%, 04/09/2024	5,555,000	6,046,003
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	4,655,000	5,042,362
Jefferies Group LLC
4.150%, 01/23/2030	7,245,000	7,865,638
4.850%, 01/15/2027	6,923,000	7,623,507

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. 2.950%, 10/01/2026	$13,224,000	$14,523,987
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	12,793,000	13,510,811
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.520%) 05/13/2031	11,886,000	12,639,319
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.240%) 01/29/2027	9,721,000	11,072,680
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.120%) 02/01/2025 (D)	7,625,000	6,798,450
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (D)	14,980,000	16,103,500
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	7,945,244
Lincoln National Corp. 4.000%, 09/01/2023	4,000,000	4,355,105
Lloyds Banking Group PLC 4.450%, 05/08/2025	16,755,000	19,000,641
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (D)	7,340,000	7,317,026
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (B)	6,523,000	6,833,890
4.875%, 06/10/2025 (B)	7,810,000	8,633,584
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) 0.990%, 12/01/2021 (E)	3,610,000	3,602,611
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.200%) 12/15/2036	7,277,000	8,589,261
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (B)	2,567,000	3,560,942
Morgan Stanley 3.875%, 01/27/2026	8,269,000	9,353,932
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	21,595,000	22,459,035
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.180%) 04/26/2023 (B)	5,604,000	5,822,970
New York Life Insurance Company 3.750%, 05/15/2050 (B)	5,384,000	6,067,220
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) 10/16/2044 (B)	5,325,000	5,913,387
Ohio National Financial Services, Inc. 5.550%, 01/24/2030 (B)	6,460,000	6,157,831
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.180%) 09/15/2042	13,898,000	14,793,031
Raymond James Financial, Inc. 4.650%, 04/01/2030	3,232,000	3,863,829
Regions Financial Corp. 2.250%, 05/18/2025	21,494,000	22,484,224
Santander Holdings USA, Inc.
3.244%, 10/05/2026	14,811,000	15,387,458
3.400%, 01/18/2023	5,645,000	5,876,011
3.450%, 06/02/2025	14,702,000	15,323,661
3.500%, 06/07/2024	12,520,000	13,169,308
4.400%, 07/13/2027	4,673,000	5,063,430
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (B)	$6,030,000	$6,532,299
Stifel Financial Corp. 4.250%, 07/18/2024	7,344,000	7,815,291
SVB Financial Group 3.125%, 06/05/2030	7,717,000	8,263,895
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	8,083,000	9,589,937
The Bank of New York Mellon Corp. 1.600%, 04/24/2025	8,195,000	8,487,504
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	18,038,000	20,347,130
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024	11,040,000	11,710,069
3.150%, 05/19/2027	3,997,000	4,470,768
3.500%, 01/23/2024	5,022,000	5,487,634
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (D)	7,182,000	6,876,765
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.680%) 08/01/2021 (D)	11,183,000	11,099,128
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	8,246,000	8,890,378
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	4,512,000	4,676,386
The Toronto-Dominion Bank
2.650%, 06/12/2024	15,490,000	16,576,796
3.250%, 03/11/2024	10,361,000	11,283,479
Truist Financial Corp. 4.000%, 05/01/2025	8,887,000	10,117,725
USAA Capital Corp. 2.125%, 05/01/2030 (B)	3,725,000	3,835,137
Wells Fargo & Company 3.550%, 09/29/2025	17,333,000	19,356,360
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) 04/30/2026	20,904,000	21,614,053
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	13,546,000	13,993,389
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	9,762,000	10,157,632
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	19,495,000	20,262,518
Zions Bancorp NA 3.250%, 10/29/2029	18,340,000	18,076,817
		950,002,020
Health care – 2.8%
AbbVie, Inc.
3.200%, 11/21/2029 (B)	16,282,000	18,107,189
4.250%, 11/21/2049 (B)	6,159,000	7,382,866
AmerisourceBergen Corp.
2.800%, 05/15/2030	9,121,000	9,605,905
3.450%, 12/15/2027	12,400,000	13,982,885
Anthem, Inc. 2.375%, 01/15/2025	2,595,000	2,750,134
Cottage Health Obligated Group 3.304%, 11/01/2049	13,369,000	14,641,742
CVS Health Corp.
3.000%, 08/15/2026	2,550,000	2,788,086

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. (continued)
3.750%, 04/01/2030	$7,985,000	$9,181,876
4.300%, 03/25/2028	11,078,000	12,951,202
5.050%, 03/25/2048	11,164,000	14,521,775
Fresenius Medical Care US Finance III, Inc. 3.750%, 06/15/2029 (B)	16,265,000	17,638,549
HCA, Inc. 4.125%, 06/15/2029	13,112,000	14,460,625
Partners Healthcare System, Inc. 3.192%, 07/01/2049 (C)	14,047,000	14,896,836
Premier Health Partners 2.911%, 11/15/2026	7,827,000	7,732,340
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	12,537,000	13,906,122
Stanford Health Care 3.310%, 08/15/2030	3,557,000	3,974,372
Universal Health Services, Inc.
4.750%, 08/01/2022 (B)	5,605,000	5,605,000
5.000%, 06/01/2026 (B)	6,964,000	7,136,011
Upjohn, Inc.
1.650%, 06/22/2025 (B)(C)	4,139,000	4,219,523
2.300%, 06/22/2027 (B)	4,139,000	4,272,976
2.700%, 06/22/2030 (B)	4,139,000	4,252,458
		204,008,472
Industrials – 5.3%
AerCap Ireland Capital DAC 2.875%, 08/14/2024	9,076,000	8,516,380
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (B)(C)	3,001,443	2,704,032
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (B)	4,828,968	3,655,641
Air Lease Corp. 3.625%, 12/01/2027	4,932,000	4,836,694
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 02/15/2027 (B)	12,236,000	12,388,950
America West Airlines 2000-1 Pass Through Trust 8.057%, 01/02/2022	949,169	948,911
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 01/15/2027	4,214,283	3,200,721
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	9,716,208	8,126,329
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	8,681,859	7,266,466
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 07/15/2029	7,602,217	7,289,335
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	5,758,638	4,746,558
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	6,619,663	6,306,510
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	5,096,379	4,127,988
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	$5,188,860	$4,176,804
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	7,773,443	7,156,266
Ashtead Capital, Inc.
4.250%, 11/01/2029 (B)	4,031,000	4,031,000
5.250%, 08/01/2026 (B)	9,165,000	9,634,706
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (B)	3,704,602	3,433,499
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	1,766,870	1,457,856
Canadian Pacific Railway Company 2.050%, 03/05/2030	7,562,000	7,737,594
Carrier Global Corp.
2.242%, 02/15/2025 (B)	12,029,000	12,333,095
2.493%, 02/15/2027 (B)	4,402,000	4,483,537
CH Robinson Worldwide, Inc. 4.200%, 04/15/2028	7,980,000	9,089,923
CNH Industrial Capital LLC 1.950%, 07/02/2023 (A)	7,187,000	7,235,620
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	2,501,411	2,331,671
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	10,366,000	10,605,621
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 01/02/2023	1,312,974	1,254,082
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	12,607,234
3.800%, 04/19/2023	6,835,000	6,084,020
4.375%, 04/19/2028 (C)	8,785,000	7,321,720
DuPont de Nemours, Inc. 2.169%, 05/01/2023	8,347,000	8,503,506
General Electric Company
4.350%, 05/01/2050 (C)	10,576,000	10,481,264
5.550%, 01/05/2026	10,712,000	12,434,703
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025 (B)	2,145,000	2,329,094
4.200%, 05/01/2030 (B)	7,637,000	8,507,850
5.000%, 11/15/2025 (B)	6,231,000	6,451,267
IHS Markit, Ltd.
4.000%, 03/01/2026 (B)	8,327,000	9,209,745
4.750%, 02/15/2025 (B)	4,400,000	4,928,000
4.750%, 08/01/2028	6,540,000	7,674,232
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,780,957	7,375,453
Otis Worldwide Corp. 2.056%, 04/05/2025 (B)	9,425,000	9,877,205
Owens Corning 3.950%, 08/15/2029	8,341,000	9,089,932
The Boeing Company
3.200%, 03/01/2029	28,311,000	28,002,043
5.040%, 05/01/2027	10,376,000	11,440,889
5.805%, 05/01/2050	10,762,000	12,698,126
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	9,882,106	8,993,157

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	$2,664,481	$2,342,541
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	9,093,218	7,562,303
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	10,503,819	7,699,037
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	3,238,078	2,406,336
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031 (C)	7,195,732	5,944,712
United Parcel Service, Inc. 3.900%, 04/01/2025	7,566,000	8,588,868
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	2,013,139	1,630,610
US Airways 2012-1 Class A Pass Through Trust 5.900%, 04/01/2026	3,454,061	3,132,803
		382,392,439
Information technology – 5.9%
Apple, Inc. 1.125%, 05/11/2025	10,935,000	11,130,408
Applied Materials, Inc.
1.750%, 06/01/2030	5,002,000	5,086,917
2.750%, 06/01/2050	5,796,000	5,908,995
Autodesk, Inc. 2.850%, 01/15/2030	4,681,000	5,153,001
Broadcom Corp.
3.125%, 01/15/2025	7,165,000	7,653,618
3.875%, 01/15/2027	24,892,000	26,909,801
Broadcom, Inc.
4.700%, 04/15/2025 (B)	11,034,000	12,422,944
4.750%, 04/15/2029 (B)	8,360,000	9,487,790
5.000%, 04/15/2030 (B)	12,571,000	14,445,564
Citrix Systems, Inc. 3.300%, 03/01/2030	11,323,000	12,101,366
Dell International LLC
4.900%, 10/01/2026 (B)	10,965,000	12,073,072
5.300%, 10/01/2029 (B)	14,027,000	15,528,488
5.850%, 07/15/2025 (B)	3,860,000	4,434,525
8.350%, 07/15/2046 (B)	8,532,000	11,081,800
Hewlett Packard Enterprise Company 4.900%, 10/15/2025	9,504,000	10,992,389
Infor, Inc. 1.450%, 07/15/2023 (B)	3,804,000	3,835,412
Jabil, Inc. 3.600%, 01/15/2030	13,765,000	14,411,429
KLA Corp. 4.100%, 03/15/2029	7,998,000	9,436,767
Lam Research Corp.
4.000%, 03/15/2029	14,493,000	17,219,513
4.875%, 03/15/2049	8,624,000	11,953,597
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	10,010,000	12,038,742
Microchip Technology, Inc. 4.333%, 06/01/2023	18,809,000	20,290,396
Micron Technology, Inc.
2.497%, 04/24/2023	11,885,000	12,341,859
4.185%, 02/15/2027	20,585,000	22,799,443
4.975%, 02/06/2026	5,300,000	6,080,954
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Micron Technology, Inc. (continued)
5.327%, 02/06/2029	$16,374,000	$19,586,165
Microsoft Corp. 2.525%, 06/01/2050	7,583,000	7,846,206
Motorola Solutions, Inc. 4.600%, 02/23/2028 to 05/23/2029	13,818,000	15,756,916
NVIDIA Corp. 2.850%, 04/01/2030	8,458,000	9,406,429
NXP BV
3.400%, 05/01/2030 (B)	3,042,000	3,273,344
3.875%, 06/18/2026 (B)	5,422,000	6,066,795
4.875%, 03/01/2024 (B)	5,465,000	6,103,503
Oracle Corp. 2.950%, 04/01/2030 (C)	18,106,000	20,170,860
PayPal Holdings, Inc. 2.850%, 10/01/2029	11,765,000	12,874,078
Seagate HDD Cayman
4.091%, 06/01/2029 (B)	12,247,000	12,808,662
4.125%, 01/15/2031 (B)	9,600,000	10,057,655
Visa, Inc. 2.700%, 04/15/2040	4,341,000	4,650,506
VMware, Inc. 4.500%, 05/15/2025	8,645,000	9,458,429
		432,878,338
Materials – 1.9%
Albemarle Wodgina Pty, Ltd. 3.450%, 11/15/2029 (B)	7,500,000	7,260,499
Anglo American Capital PLC 4.750%, 04/10/2027 (B)	9,195,000	10,232,449
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (B)	21,934,000	23,776,021
Ecolab, Inc. 4.800%, 03/24/2030	7,250,000	9,191,719
EI du Pont de Nemours and Company 1.700%, 07/15/2025	4,221,000	4,358,012
Georgia-Pacific LLC
1.750%, 09/30/2025 (B)	11,022,000	11,370,639
2.300%, 04/30/2030 (B)	21,512,000	22,410,958
Inversiones CMPC SA 3.850%, 01/13/2030 (B)	3,668,000	3,743,194
Newmont Corp. 2.800%, 10/01/2029	5,113,000	5,391,041
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (B)	6,320,000	6,636,000
Steel Dynamics, Inc. 3.250%, 01/15/2031	1,479,000	1,503,077
Syngenta Finance NV
4.441%, 04/24/2023 (B)	10,880,000	11,419,135
5.676%, 04/24/2048 (B)	5,180,000	5,242,311
The Sherwin-Williams Company 2.300%, 05/15/2030	11,434,000	11,658,004
Vulcan Materials Company 3.500%, 06/01/2030	6,464,000	7,019,397
		141,212,456
Real estate – 1.7%
American Homes 4 Rent LP 4.250%, 02/15/2028	10,505,000	11,232,522
American Tower Corp.
2.400%, 03/15/2025	7,146,000	7,511,897
2.950%, 01/15/2025	7,845,000	8,528,925
3.550%, 07/15/2027	11,655,000	12,989,368
3.800%, 08/15/2029	6,600,000	7,499,634
Crown Castle International Corp.
2.250%, 01/15/2031	12,255,000	12,343,462
3.300%, 07/01/2030	2,390,000	2,609,420

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Crown Castle International Corp. (continued)
4.150%, 07/01/2050	$2,123,000	$2,440,224
CyrusOne LP 3.450%, 11/15/2029	8,590,000	8,941,761
Equinix, Inc.
1.800%, 07/15/2027	3,053,000	3,056,145
3.200%, 11/18/2029	9,385,000	10,187,230
GLP Capital LP
3.350%, 09/01/2024	4,360,000	4,356,512
5.375%, 04/15/2026	9,005,000	9,841,384
SBA Tower Trust
2.836%, 01/15/2025 (B)	7,899,000	8,143,974
3.722%, 04/11/2023 (B)	10,335,000	10,724,751
Ventas Realty LP 3.500%, 02/01/2025	4,775,000	4,928,384
		125,335,593
Utilities – 1.3%
ABY Transmision Sur SA 6.875%, 04/30/2043 (B)	2,599,792	3,347,232
Dominion Energy, Inc. 3.375%, 04/01/2030	6,413,000	7,094,260
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,948,564
Engie Energia Chile SA 3.400%, 01/28/2030 (B)	12,850,000	13,383,275
FirstEnergy Corp. 2.650%, 03/01/2030	5,771,000	6,022,176
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	12,260,000	13,898,486
NiSource, Inc. 3.600%, 05/01/2030	4,105,000	4,690,320
NRG Energy, Inc. 3.750%, 06/15/2024 (B)	6,545,000	6,909,659
Vistra Operations Company LLC
3.550%, 07/15/2024 (B)	12,479,000	12,879,264
3.700%, 01/30/2027 (B)	9,168,000	9,439,932
4.300%, 07/15/2029 (B)	8,710,000	9,155,350
		93,768,518
TOTAL CORPORATE BONDS (Cost $2,953,232,729)		$3,133,870,647
MUNICIPAL BONDS – 1.2%
Central Plains Energy Project (Nebraska) 4.000%, 12/01/2049	7,370,000	8,365,540
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	7,076,000	7,265,637
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	8,200,802
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	8,563,233
4.131%, 06/15/2042	790,000	735,806
Ohio Air Quality Development Authority 2.100%, 10/01/2028	18,315,000	18,453,095
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	7,195,961
Select Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	$14,275,000	$14,454,151
Tennergy Corp. 5.000%, 02/01/2050	13,270,000	15,341,845
TOTAL MUNICIPAL BONDS (Cost $86,708,135)		$88,576,070
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.9%
Commercial and residential – 5.8%
Arroyo Mortgage Trust Series 2019-3, Class A1 2.962%, 10/25/2048 (B)(F)	6,411,282	6,550,749
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (B)	5,706,000	6,087,209
Series 2015-200P, Class C, 3.716%, 04/14/2033 (B)(F)	6,760,000	7,162,983
Series 2019-BPR, Class DNM, 3.843%, 11/05/2032 (B)(F)	5,605,000	3,666,848
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	4,700,000	4,926,825
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	12,340,000	12,742,742
Series 2018-B7, Class A2, 4.377%, 05/15/2053	9,785,000	10,626,094
Series 2019-B12, Class A2, 3.001%, 08/15/2052	11,185,000	11,862,653
Series 2019-B14, Class A2, 2.915%, 12/15/2062	9,761,000	10,349,509
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (B)(F)	4,605,302	4,688,561
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (B)	14,343,662	14,629,943
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) 1.506%, 03/15/2037 (B)(E)	2,722,000	2,596,935
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	10,780,000	11,641,169
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3, 2.935%, 04/10/2048	7,495,000	7,826,370
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	14,450,000	15,477,659
Series 2015-GC33, Class A4, 3.778%, 09/10/2058	10,860,000	12,023,931
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (B)	10,020,000	10,377,536
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (B)	9,645,000	10,377,000
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	15,370,000	15,874,848
COLT Mortgage Loan Trust Series 2020-1, Class A1 2.488%, 02/25/2050 (B)(F)	4,698,879	4,749,840
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A3, 3.326%, 11/10/2047	15,155,000	16,072,058
Series 2016-CR28, Class A3, 3.495%, 02/10/2049	4,415,000	4,852,952

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2016-CR28, Class A4, 3.762%, 02/10/2049	$7,720,000	$8,596,724
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (B)	2,831,000	2,776,575
CSMC Trust
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (B)	10,737,919	10,959,040
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 1.415%, 05/15/2036 (B)(E)	3,709,000	3,667,415
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (B)(F)	6,470,252	6,569,719
GCAT Trust Series 2020-NQM1, Class A1 2.247%, 01/25/2060 (B)	11,045,292	11,141,867
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	11,611,000	11,768,888
Series 2015-GC30, Class A3, 3.119%, 05/10/2050	7,773,014	8,297,163
Series 2015-GC34, Class A3, 3.244%, 10/10/2048	11,195,000	12,034,712
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,908,841
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	5,820,000	5,807,114
Irvine Core Office Trust Series 2013-IRV, Class A2 3.279%, 05/15/2048 (B)(F)	7,750,000	8,026,780
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3 3.801%, 08/15/2048	11,285,000	12,446,470
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.150%, 06/13/2052	19,510,000	20,717,064
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class A5 3.914%, 01/15/2049	11,020,000	12,291,506
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 1.235%, 05/15/2036 (B)(E)	8,830,000	8,543,379
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.635%, 10/15/2048	12,945,000	14,183,394
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 1.585%, 11/15/2034 (B)(E)	5,105,000	4,944,789
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (B)(F)	7,411,724	7,831,389
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust Series 2020-1, Class A1 2.275%, 02/25/2050 (B)(F)	$5,332,704	$5,377,483
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class A3, 3.162%, 03/15/2059	10,130,000	10,732,513
Series 2016-LC24, Class A4, 2.942%, 10/15/2049	6,955,000	7,465,487
Series 2019-C51, Class A2, 3.039%, 06/15/2052	13,310,000	14,137,914
		420,390,640
U.S. Government Agency – 2.1%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.433%, 12/25/2021	122,778,047	1,639,283
Series K018, Class X1 IO, 1.445%, 01/25/2022	94,663,563	1,380,119
Series K021, Class X1 IO, 1.548%, 06/25/2022	30,162,621	664,359
Series K022, Class X1 IO, 1.317%, 07/25/2022	139,910,991	2,710,594
Series K026, Class X1 IO, 1.091%, 11/25/2022	155,443,424	2,876,061
Series K038, Class A2, 3.389%, 03/25/2024	8,708,000	9,519,506
Series K038, Class X1 IO, 1.279%, 03/25/2024	52,917,326	1,852,863
Series K040, Class A2, 3.241%, 09/25/2024	15,939,000	17,540,096
Series K048, Class A2, 3.284%, 06/25/2025 (F)	8,485,000	9,453,307
Series K048, Class X1 IO, 0.367%, 06/25/2025	161,378,945	1,763,598
Series K049, Class A2, 3.010%, 07/25/2025	14,510,000	16,011,003
Series K052, Class A2, 3.151%, 11/25/2025	6,245,000	6,953,537
Series K064, Class A1, 2.891%, 10/25/2026	3,362,817	3,632,399
Series K727, Class A2, 2.946%, 07/25/2024	22,472,000	24,147,061
Series KIR3, Class A1, 3.038%, 08/25/2027	13,485,000	14,814,479
Government National Mortgage Association
Series 2012-114, Class IO, 0.772%, 01/16/2053	32,265,957	1,183,231
Series 2016-174, Class IO, 0.863%, 11/16/2056	26,983,305	1,731,780
Series 2017-109, Class IO, 0.599%, 04/16/2057	36,178,438	1,716,450
Series 2017-124, Class IO, 0.668%, 01/16/2059	48,619,546	2,588,057
Series 2017-135, Class IO, 0.857%, 10/16/2058	62,990,072	3,880,579
Series 2017-140, Class IO, 0.618%, 02/16/2059	54,831,334	2,991,082
Series 2017-159, Class IO, 0.538%, 06/16/2059	78,863,217	3,633,599
Series 2017-20, Class IO, 0.732%, 12/16/2058	71,887,859	3,730,822
Series 2017-22, Class IO, 0.942%, 12/16/2057	34,968,089	2,256,603

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-41, Class IO, 0.760%, 07/16/2058	$32,567,809	$1,817,632
Series 2017-46, Class IO, 0.616%, 11/16/2057	36,814,160	1,804,880
Series 2017-61, Class IO, 0.763%, 05/16/2059	57,791,748	3,557,076
Series 2018-158, Class IO, 0.691%, 05/16/2061	31,811,578	2,180,241
Series 2018-69, Class IO, 0.574%, 04/16/2060	63,714,983	3,530,587
Series 2019-131, Class IO, 0.931%, 07/16/2061	49,825,109	3,670,566
		155,231,450
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $581,068,447)		$575,622,090
ASSET BACKED SECURITIES – 7.2%
Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/2023	7,910,000	7,981,015
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	8,945,000	8,831,470
AMSR Trust
Series 2020-SFR1, Class A 1.819%, 04/17/2037 (B)	9,035,000	9,132,366
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (B)	16,147,000	16,306,616
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (B)	13,311,000	11,797,939
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	10,207,000	10,064,072
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	7,618,000	7,367,712
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	9,539,827	9,597,827
CLI Funding LLC Series 2018-1A, Class A 4.030%, 04/18/2043 (B)	7,016,862	7,108,470
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (B)	6,528,100	6,244,766
Corevest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (B)	2,408,639	2,470,826
DB Master Finance LLC Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	3,703,748	3,919,232
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	14,083,875	15,189,459
DRB Prime Student Loan Trust
Series 2015-D, Class A2 3.200%, 01/25/2040 (B)	3,741,522	3,798,142
Series 2016-B, Class A2 2.890%, 06/25/2040 (B)	4,549,893	4,641,992
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (B)	$6,470,125	$6,718,578
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	9,500,194	9,450,268
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.490%, 01/15/2025 (B)	10,835,000	10,936,680
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (B)	5,984,775	6,018,727
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (B)	19,019,000	20,365,851
Series 2018-2, Class A 3.470%, 01/15/2030 (B)	10,177,000	10,770,146
Series 2020-1, Class A 2.040%, 08/15/2031 (B)	11,760,000	11,949,604
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A 3.060%, 04/15/2026	11,032,000	11,540,842
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A 2.900%, 04/15/2026 (B)	13,385,000	13,947,608
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 10/15/2025 (B)	18,220,000	19,591,886
GreatAmerica Leasing Receivables Funding LLC Series 2019-1, Class A4 3.210%, 02/18/2025 (B)	7,484,000	7,764,104
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (B)	3,097,970	3,155,913
Home Partners of America Trust Series 2019-1, Class A 2.908%, 09/17/2039 (B)	14,040,382	14,646,028
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	5,427,725	5,554,788
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (B)	6,263,525	6,454,375
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (B)	3,225,000	3,322,101
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	8,067,809	8,245,568
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (B)	3,406,463	3,558,805
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	7,410,000	7,571,711
Series 2019-FA, Class A2 2.600%, 08/15/2068 (B)	11,715,000	12,036,845
Series 2020-BA, Class A2 2.120%, 01/15/2069 (B)	12,863,000	13,065,967
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 1.151%, 01/25/2037 (E)	5,358,198	5,154,331

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (B)	$3,021,287	$3,038,074
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (B)	4,444,702	4,470,011
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (B)	9,540,000	9,685,744
PFS Financing Corp. Series 2018-F, Class A 3.520%, 10/15/2023 (B)	9,260,000	9,542,639
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (B)	7,750,000	7,806,250
Series 2020-SFR2, Class A 2.078%, 06/18/2037 (B)	3,574,000	3,674,936
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (B)	8,236,000	8,613,107
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	9,041,675	9,285,710
Sierra Timeshare Receivables Funding LLC Series 2018-3A, Class A 3.690%, 09/20/2035 (B)	3,575,871	3,652,203
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (B)	2,990,368	3,036,066
Series 2016-A, Class A2A 2.700%, 05/15/2031 (B)	11,500,392	11,760,552
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	12,040,000	12,435,079
Sonic Capital LLC Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	7,083,310	7,424,088
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	5,108,163	4,046,257
Taco Bell Funding LLC Series 2018-1A, Class A2I 4.318%, 11/25/2048 (B)	10,333,635	10,553,535
Towd Point Mortgage Trust
Series 2017-1, Class A1 2.750%, 10/25/2056 (B)(F)	3,113,285	3,185,685
Series 2017-2, Class A1 2.750%, 04/25/2057 (B)(F)	2,396,036	2,438,225
Series 2018-3, Class A1 3.750%, 05/25/2058 (B)(F)	3,964,572	4,256,190
Series 2018-4, Class A1 3.000%, 06/25/2058 (B)(F)	9,398,441	9,916,843
Series 2019-4, Class A1 2.900%, 10/25/2059 (B)(F)	7,456,304	7,843,406
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (B)	21,486,000	22,868,545
Series 2020-1A, Class A 1.350%, 05/25/2033 (B)	6,839,000	6,941,234
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/2043 (B)	10,013,000	9,985,145
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (B)	5,468,333	5,486,566
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust Series 2019-1A, Class C 3.450%, 03/15/2024 (B)	$3,231,000	$3,311,773
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	3,674,146	2,750,070
TOTAL ASSET BACKED SECURITIES (Cost $515,953,423)		$524,280,563
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
Dominion Energy, Inc., 7.250%	12,915	1,308,806
DTE Energy Company, 6.250%	15,402	651,813
NextEra Energy, Inc., 5.279%	120,650	5,121,593
The Southern Company, 6.750%	19,330	851,680
TOTAL PREFERRED SECURITIES (Cost $8,909,788)		$7,933,892
SHORT-TERM INVESTMENTS – 1.7%
U.S. Government Agency – 0.4%
Federal Agricultural Mortgage Corp. Discount Note 0.010%, 07/01/2020 *	$10,524,000	10,524,000
Federal Home Loan Bank Discount Note 0.040%, 07/09/2020 *	15,041,000	15,040,599
		25,564,599
Short-term funds – 0.2%
John Hancock Collateral Trust, 0.2429% (G)(H)	1,774,123	17,761,275
Repurchase agreement – 1.1%
Barclays Tri-Party Repurchase Agreement dated 6-30-20 at 0.060% to be repurchased at $43,355,072 on 7-1-20, collateralized by $27,223,600 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $38,779,766) and $5,149,000 U.S. Treasury Notes, 1.500% due 9-30-24 (valued at $5,442,460)	$43,355,000	43,355,000
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $37,615,000 on 7-1-20, collateralized by $38,278,200 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $38,367,368)	37,615,000	37,615,000
		80,970,000
TOTAL SHORT-TERM INVESTMENTS (Cost $124,295,997)		$124,295,874
Total Investments (Select Bond Trust) (Cost $6,892,908,705) – 99.4%		$7,250,325,754
Other assets and liabilities, net – 0.6%		41,692,353
TOTAL NET ASSETS – 100.0%		$7,292,018,107
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,435,655,843 or 19.7% of the fund's net assets as of 6-30-20.

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
(C)	All or a portion of this security is on loan as of 6-30-20.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
Select Bond Trust (continued)
(G)	The rate shown is the annualized seven-day yield as of 6-30-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,822	Short	Sep 2020	$(251,886,927)	$(253,571,156)	$(1,684,229)
						$(1,684,229)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 93.0%
U.S. Government – 41.3%
U.S. Treasury Inflation Protected Securities 0.625%, 04/15/2023	$1,806,753	$1,880,453
U.S. Treasury Notes
0.125%, 05/31/2022 to 05/15/2023	7,070,000	7,062,409
0.250%, 04/15/2023	9,000,000	9,019,688
1.125%, 02/28/2022 to 02/28/2025	6,365,000	6,475,020
1.375%, 01/31/2022 to 02/15/2023	3,770,000	3,863,627
1.500%, 09/15/2022	4,000,000	4,118,281
1.750%, 11/30/2021	2,875,000	2,939,351
1.875%, 04/30/2022 to 07/31/2022	14,215,000	14,708,347
2.000%, 05/31/2024	4,500,000	4,812,363
2.125%, 03/31/2024	2,700,000	2,892,902
2.625%, 06/30/2023	5,485,000	5,885,662
2.750%, 07/31/2023	3,215,000	3,468,432
2.875%, 11/30/2023	13,345,000	14,558,561
		81,685,096
U.S. Government Agency – 51.7%
Federal Agricultural Mortgage Corp. 2.000%, 01/15/2021	4,965,000	5,013,321
Federal Home Loan Bank
1.375%, 02/17/2023	8,000,000	8,236,776
1.875%, 11/29/2021	1,960,000	2,007,620
2.875%, 09/13/2024	5,500,000	6,072,879
Federal Home Loan Mortgage Corp.
0.850%, 07/09/2025 (A)	2,000,000	1,997,977
0.900%, 06/30/2025	2,500,000	2,500,130
1.500%, 02/12/2025	6,000,000	6,283,030
2.375%, 02/16/2021	3,000,000	3,040,382
2.500%, 09/01/2034	3,689,947	3,875,271
3.000%, 07/01/2030 to 12/01/2032	4,621,902	4,880,273
3.500%, 04/01/2032	1,831,534	1,958,549
3.604%, (12 month LIBOR + 1.620%), 05/01/2045 (B)	846,579	875,692
7.000%, 04/01/2031 to 04/01/2032	523	608
Federal National Mortgage Association
0.625%, 04/22/2025	4,000,000	4,032,737
1.375%, 09/06/2022	6,000,000	6,148,191
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.125%, 04/24/2026	$1,000,000	$1,089,779
2.500%, 10/01/2027 to 09/01/2034	4,626,350	4,855,546
2.625%, 01/11/2022	5,000,000	5,185,330
2.875%, 09/12/2023	7,005,000	7,591,398
3.000%, 03/01/2028 to 09/01/2034	11,694,904	12,373,868
3.500%, 07/01/2031 to 06/01/2034	7,136,093	7,652,041
6.500%, 01/01/2039	424,597	504,009
7.000%, 12/01/2026 to 01/01/2029	1,296	1,468
7.500%, 01/01/2031	559	659
8.000%, 10/01/2024 to 09/01/2030	981	1,141
Government National Mortgage Association 7.500%, 01/15/2027 to 03/15/2027	237	264
Tennessee Valley Authority 3.875%, 02/15/2021	5,815,000	5,947,082
		102,126,021
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $179,160,821)		$183,811,117
MUNICIPAL BONDS – 4.3%
City of Houston (Texas)
2.110%, 03/01/2025	1,000,000	1,035,010
3.628%, 05/15/2024	1,000,000	1,103,710
City of New York
1.990%, 10/01/2026	1,000,000	1,034,780
3.250%, 03/01/2024	1,000,000	1,069,720
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,040,620
Los Angeles Unified School District (California) 1.540%, 09/15/2025	1,000,000	1,004,570

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
New York State Urban Development Corp. 3.080%, 03/15/2024	$1,000,000	$1,065,740
State of California 2.375%, 10/01/2026	1,000,000	1,081,400
TOTAL MUNICIPAL BONDS (Cost $8,130,813)		$8,435,550
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
U.S. Government Agency – 1.7%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.433%, 12/25/2021	21,030,150	280,786
Series K018, Class X1 IO, 1.445%, 01/25/2022	3,888,894	56,697
Series K022, Class X1 IO, 1.317%, 07/25/2022	10,792,437	209,089
Series K026, Class X1 IO, 1.091%, 11/25/2022	5,235,901	96,876
Series K030, Class X1 IO, 0.289%, 04/25/2023	134,486,727	599,299
Series K038, Class X1 IO, 1.279%, 03/25/2024	7,903,440	276,733
Series K718, Class X1 IO, 0.724%, 01/25/2022	18,963,903	126,853
Government National Mortgage Association
Series 2012-114, Class IO, 0.772%, 01/16/2053	2,197,275	80,577
Series 2017-109, Class IO, 0.599%, 04/16/2057	2,687,984	127,529
Series 2017-124, Class IO, 0.668%, 01/16/2059	2,907,034	154,744
Series 2017-140, Class IO, 0.618%, 02/16/2059	1,825,306	99,572
Series 2017-20, Class IO, 0.732%, 12/16/2058	4,455,432	231,227
Series 2017-41, Class IO, 0.760%, 07/16/2058	2,935,872	163,853
Series 2017-46, Class IO, 0.616%, 11/16/2057	3,290,004	161,298
Series 2017-61, Class IO, 0.763%, 05/16/2059	1,991,401	122,571
Series 2017-74, Class IO, 0.717%, 09/16/2058	3,116,577	147,435
Series 2017-89, Class IO, 0.764%, 07/16/2059	3,671,218	236,373
Series 2018-9, Class IO, 0.557%, 01/16/2060	2,487,786	133,184
		3,304,696
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,885,106)		$3,304,696
SHORT-TERM INVESTMENTS – 1.4%
Repurchase agreement – 1.4%
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $2,749,000 on 7-1-20, collateralized by $2,797,500 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $2,804,017)	2,749,000	2,749,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,749,000)		$2,749,000
Total Investments (Short Term Government Income Trust) (Cost $192,925,740) – 100.4%		$198,300,363
Other assets and liabilities, net – (0.4%)		(710,285)
TOTAL NET ASSETS – 100.0%		$197,590,078
Short Term Government Income Trust (continued)
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.2%
U.S. Government – 9.2%
U.S. Treasury Bonds
2.750%, 11/15/2042		$5,385,000	$6,895,745
3.000%, 02/15/2049		6,200,000	8,554,789
3.125%, 02/15/2043		1,127,600	1,528,427
4.375%, 02/15/2038		3,920,000	6,091,466
U.S. Treasury Inflation Protected Securities 0.125%, 01/15/2030		2,192,850	2,370,881
U.S. Treasury Notes
1.125%, 02/28/2022		1,425,000	1,447,655
2.000%, 11/15/2026		2,990,000	3,283,277
2.375%, 02/29/2024 to 05/15/2029		6,510,000	7,393,176
2.625%, 02/15/2029		1,910,000	2,237,983
			39,803,399
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,536,757)			$39,803,399
FOREIGN GOVERNMENT OBLIGATIONS – 16.4%
Australia – 0.1%
New South Wales Treasury Corp. 4.000%, 04/08/2021	AUD	650,000	461,385
Austria – 0.3%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	1,105,000	1,324,758
Canada – 2.2%
Canada Housing Trust No. 1 2.350%, 06/15/2023 (A)	CAD	1,900,000	1,476,992
Export Development Canada 2.400%, 06/07/2021	AUD	430,000	302,036
Government of Canada
1.500%, 09/01/2024	CAD	220,000	169,813
2.250%, 03/01/2024		2,668,000	2,102,603
Province of Ontario
2.900%, 06/02/2028		1,185,000	984,686
3.450%, 06/02/2045		1,060,000	1,004,611
Province of Quebec
0.200%, 04/07/2025	EUR	875,000	996,324
1.500%, 12/15/2023	GBP	497,000	637,609
3.000%, 09/01/2023	CAD	650,000	514,618
3.750%, 09/01/2024		1,400,000	1,158,248
			9,347,540
Colombia – 0.4%
Republic of Colombia 4.000%, 02/26/2024		$1,480,000	1,552,150
Finland – 0.3%
Republic of Finland 0.500%, 09/15/2028 (A)	EUR	1,060,000	1,271,209
Greece – 0.4%
Republic of Greece
1.500%, 06/18/2030 (A)		705,000	813,318
2.000%, 04/22/2027 (A)		779,000	935,546
			1,748,864

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
India – 0.1%
Republic of India 6.450%, 10/07/2029	INR	33,000,000	$448,725
Indonesia – 2.5%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	1,021,338
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	854,875
2.625%, 06/14/2023 (A)		850,000	989,733
3.850%, 10/15/2030		$660,000	734,327
4.450%, 04/15/2070		685,000	787,539
5.625%, 05/15/2023	IDR	1,500,000,000	103,635
6.125%, 05/15/2028		4,075,000,000	266,387
6.500%, 06/15/2025		9,001,000,000	628,354
6.625%, 05/15/2033		6,431,000,000	409,734
7.500%, 08/15/2032 to 05/15/2038		11,864,000,000	815,561
8.125%, 05/15/2024		3,514,000,000	259,768
8.250%, 05/15/2029		4,891,000,000	364,403
8.375%, 03/15/2024 to 09/15/2026		23,452,000,000	1,754,595
8.750%, 05/15/2031		17,423,000,000	1,322,828
9.000%, 03/15/2029		6,709,000,000	518,746
			10,831,823
Ireland – 0.4%
Republic of Ireland 3.400%, 03/18/2024	EUR	1,377,000	1,769,403
Italy – 0.3%
Republic of Italy 4.750%, 08/01/2023 (A)		875,000	1,116,891
Japan – 1.1%
Government of Japan 0.100%, 12/20/2023	JPY	488,450,000	4,559,569
Malaysia – 1.4%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	476,144
3.828%, 07/05/2034		1,965,000	483,255
3.844%, 04/15/2033		4,313,000	1,058,310
3.882%, 03/14/2025		2,835,000	701,248
3.899%, 11/16/2027		3,370,000	842,424
4.059%, 09/30/2024		3,895,000	967,955
4.160%, 07/15/2021		7,083,000	1,689,044
			6,218,380
Mexico – 0.2%
Government of Mexico 7.750%, 05/29/2031	MXN	20,710,000	1,018,223
Norway – 1.0%
Government of Norway
2.000%, 05/24/2023 (A)	NOK	17,125,000	1,869,616
3.750%, 05/25/2021 (A)		24,530,000	2,631,243
			4,500,859
Philippines – 0.6%
Republic of Philippines 6.250%, 01/14/2036	PHP	43,000,000	1,061,178
Republic of the Philippines 0.875%, 05/17/2027	EUR	1,465,000	1,608,215
			2,669,393
Portugal – 1.7%
Republic of Portugal
0.700%, 10/15/2027 (A)		435,000	506,335
2.125%, 10/17/2028 (A)		1,960,000	2,528,054
3.850%, 04/15/2021 (A)		1,915,000	2,226,538
5.125%, 10/15/2024 (A)		$1,905,000	2,214,982
			7,475,909
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar – 0.4%
State of Qatar
4.000%, 03/14/2029 (A)		$875,000	$1,006,147
4.400%, 04/16/2050 (A)		290,000	358,933
4.817%, 03/14/2049 (A)		395,000	519,121
			1,884,201
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 2.900%, 10/22/2025 (A)		520,000	551,408
Singapore – 1.0%
Republic of Singapore
1.750%, 04/01/2022	SGD	2,290,000	1,684,781
1.875%, 03/01/2050		2,311,000	1,894,586
3.250%, 09/01/2020		715,000	515,657
			4,095,024
Spain – 0.5%
Kingdom of Spain
0.250%, 07/30/2024 (A)	EUR	875,000	1,001,415
0.800%, 07/30/2027 (A)		865,000	1,014,885
			2,016,300
Sweden – 0.5%
Kingdom of Sweden 0.125%, 04/24/2023 (A)		1,880,000	2,146,854
United Arab Emirates – 0.5%
Republic of United Arab Emirates
2.500%, 04/16/2025 (A)		$740,000	777,599
3.125%, 04/16/2030 (A)		730,000	802,499
3.875%, 04/16/2050 (A)		475,000	560,856
			2,140,954
United Kingdom – 0.4%
Government of United Kingdom
0.500%, 07/22/2022	GBP	920,000	1,153,670
3.750%, 09/07/2020		560,000	698,638
			1,852,308
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $71,461,658)			$71,002,130
CORPORATE BONDS – 54.2%
Communication services – 8.7%
Altice Financing SA 7.500%, 05/15/2026 (A)		$1,785,000	1,874,250
Altice France SA 7.375%, 05/01/2026 (A)		535,000	558,508
CCO Holdings LLC
4.500%, 08/15/2030 (A)		820,000	836,810
4.750%, 03/01/2030 (A)		1,115,000	1,140,857
5.125%, 05/01/2027 (A)		1,845,000	1,908,837
5.750%, 02/15/2026 (A)		405,000	418,908
Charter Communications Operating LLC
5.125%, 07/01/2049		1,790,000	2,066,503
5.750%, 04/01/2048		790,000	983,076
CSC Holdings LLC
5.375%, 02/01/2028 (A)		1,135,000	1,186,075
5.500%, 05/15/2026 to 04/15/2027 (A)		1,925,000	1,996,533
5.750%, 01/15/2030 (A)		2,120,000	2,214,319
5.875%, 09/15/2022		770,000	804,650
7.500%, 04/01/2028 (A)		1,130,000	1,233,113
10.875%, 10/15/2025 (A)		555,000	596,625
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)		1,282,000	929,245
6.625%, 08/15/2027 (A)		1,758,000	942,288
DISH DBS Corp. 5.875%, 07/15/2022		1,260,000	1,281,168

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
GCI LLC 6.625%, 06/15/2024 (A)		$1,665,000	$1,742,356
LCPR Senior Secured Financing DAC 6.750%, 10/15/2027 (A)		1,395,000	1,422,900
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		381,000	363,855
6.375%, 02/01/2024 (A)		1,335,000	1,301,625
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (A)		710,000	610,749
Match Group, Inc. 4.125%, 08/01/2030 (A)		705,000	690,237
Netflix, Inc.
3.625%, 06/15/2025 (A)		1,150,000	1,158,625
5.375%, 11/15/2029 (A)		1,110,000	1,219,157
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (A)		175,000	175,963
5.375%, 07/15/2026 (A)		565,000	583,498
T-Mobile USA, Inc.
3.750%, 04/15/2027 (A)		625,000	693,438
4.500%, 02/01/2026		710,000	718,492
6.500%, 01/15/2026		795,000	830,672
Twitter, Inc. 3.875%, 12/15/2027 (A)		201,000	201,020
Verizon Communications, Inc.
4.016%, 12/03/2029		920,000	1,099,705
4.329%, 09/21/2028		1,270,000	1,528,858
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	702,972
WMG Acquisition Corp. 5.500%, 04/15/2026 (A)		1,585,000	1,640,000
			37,655,887
Consumer discretionary – 5.4%
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	471,810
Duke University 2.682%, 10/01/2044		$1,370,000	1,437,804
Emory University 1.566%, 09/01/2025		395,000	403,356
ESH Hospitality, Inc. 5.250%, 05/01/2025 (A)		820,000	793,350
Expedia Group, Inc.
3.800%, 02/15/2028		1,335,000	1,282,855
5.000%, 02/15/2026		1,035,000	1,065,263
5.950%, 08/15/2020		205,000	205,603
Ford Motor Company 8.500%, 04/21/2023		910,000	962,325
Ford Motor Credit Company LLC
2.979%, 08/03/2022		415,000	397,757
3.087%, 01/09/2023		280,000	266,174
3.350%, 11/01/2022		425,000	407,057
4.250%, 09/20/2022		200,000	196,042
General Motors Company 6.125%, 10/01/2025		645,000	724,854
Graham Holdings Company 5.750%, 06/01/2026 (A)		865,000	894,522
Hilton Worldwide Finance LLC 4.625%, 04/01/2025		710,000	694,174
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/2024 (A)		795,000	809,906
5.250%, 06/01/2026 (A)		1,661,000	1,702,525
Lennar Corp.
4.500%, 04/30/2024		375,000	389,921
4.750%, 11/29/2027		1,905,000	2,066,925
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lennar Corp. (continued)
5.875%, 11/15/2024		$285,000	$311,434
New Red Finance, Inc.
3.875%, 01/15/2028 (A)		1,425,000	1,382,492
4.250%, 05/15/2024 (A)		1,470,000	1,472,602
5.000%, 10/15/2025 (A)		1,685,000	1,676,575
5.750%, 04/15/2025 (A)		620,000	651,000
University of Notre Dame du Lac 1.637%, 02/15/2030		535,000	552,497
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)		2,173,000	2,205,595
			23,424,418
Consumer staples – 2.6%
JBS Investments II GmbH 7.000%, 01/15/2026 (A)		960,000	1,007,520
Kraft Heinz Foods Company
3.000%, 06/01/2026		1,430,000	1,445,540
3.875%, 05/15/2027 (A)		270,000	282,100
3.950%, 07/15/2025		334,000	356,875
4.250%, 03/01/2031 (A)		575,000	609,521
Molson Coors Beverage Company 1.250%, 07/15/2024	EUR	465,000	504,836
Natura Cosmeticos SA 5.375%, 02/01/2023 (A)		$210,000	212,363
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	205,371
Post Holdings, Inc.
5.000%, 08/15/2026 (A)		1,795,000	1,801,731
5.500%, 12/15/2029 (A)		285,000	294,724
5.625%, 01/15/2028 (A)		1,255,000	1,298,925
5.750%, 03/01/2027 (A)		2,120,000	2,194,200
Walnut Bidco PLC
6.750%, 08/01/2024 (A)	EUR	500,000	532,360
9.125%, 08/01/2024 (A)		$475,000	479,369
			11,225,435
Energy – 5.4%
Aker BP ASA
3.750%, 01/15/2030 (A)		985,000	924,927
4.750%, 06/15/2024 (A)(B)		700,000	704,690
5.875%, 03/31/2025 (A)		155,000	157,534
Enbridge, Inc. 4.250%, 12/01/2026		1,720,000	1,957,444
Enterprise Products Operating LLC 3.125%, 07/31/2029		1,510,000	1,615,949
EOG Resources, Inc. 4.375%, 04/15/2030		425,000	505,911
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/2024 (A)(B)		1,025,000	912,515
Kinder Morgan, Inc. 4.300%, 06/01/2025		450,000	501,666
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		1,100,000	1,019,359
Occidental Petroleum Corp.
2.700%, 08/15/2022		345,000	321,178
2.900%, 08/15/2024		500,000	427,500
3.500%, 06/15/2025		495,000	418,275
3.500%, 08/15/2029 (B)		690,000	506,667
Pertamina Persero PT
3.650%, 07/30/2029 (A)(B)		295,000	306,786
4.300%, 05/20/2023 (A)		805,000	849,076
Petrobras Global Finance BV
5.093%, 01/15/2030 (A)		2,425,000	2,415,300
5.750%, 02/01/2029		720,000	740,167
5.999%, 01/27/2028		255,000	267,113
6.900%, 03/19/2049		1,110,000	1,168,275

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petroleos del Peru SA 5.625%, 06/19/2047 (A)		$697,000	$815,839
Saudi Arabian Oil Company
3.500%, 04/16/2029 (A)		985,000	1,062,328
4.250%, 04/16/2039 (A)		1,140,000	1,267,782
4.375%, 04/16/2049 (A)		675,000	763,178
Suncor Energy, Inc. 3.100%, 05/15/2025		550,000	587,447
The Williams Companies, Inc.
4.300%, 03/04/2024		330,000	358,524
4.500%, 11/15/2023		585,000	640,683
4.550%, 06/24/2024		985,000	1,092,964
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028		445,000	511,894
Valero Energy Corp. 3.400%, 09/15/2026		470,000	514,420
			23,335,391
Financials – 13.3%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,167,500
Asian Development Bank 5.000%, 03/09/2022	AUD	940,000	697,912
Banco Actinver SA
4.800%, 12/18/2032 (A)		$215,000	155,606
9.500%, 12/18/2032 (A)	MXN	12,100,000	405,360
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026		$1,280,000	1,283,026
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030		475,000	513,865
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	856,873
Berkshire Hathaway, Inc. 0.000%, 03/12/2025	EUR	975,000	1,083,733
BNG Bank NV 0.250%, 06/07/2024		825,000	947,661
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	971,166
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) 06/15/2022 (C)		$185,000	142,335
Citigroup, Inc. 4.125%, 07/25/2028		670,000	757,232
Citigroup, Inc. (1.678% to 5-15-23, then SOFR + 1.667%) 05/15/2024		970,000	988,884
Citigroup, Inc. (3 month BBSW + 1.550%) 1.649%, 05/04/2021 (D)	AUD	1,487,000	1,032,609
Citigroup, Inc. (3 month EURIBOR + 0.500%) 0.111%, 03/21/2023 (D)	EUR	920,000	1,026,781
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.900%) 01/23/2024 (A)(C)		$200,000	216,772
DB Insurance Company, Ltd.
3.492%, 05/25/2024	KRW	1,000,000,000	873,650
3.865%, 05/25/2027		1,000,000,000	908,411
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) 10/30/2025 (C)		$1,800,000	1,485,360
European Financial Stability Facility
0.125%, 10/17/2023	EUR	1,315,000	1,509,485
1.875%, 05/23/2023		1,020,000	1,228,019
European Investment Bank 1.500%, 05/12/2022	NOK	9,790,000	1,038,065
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
European Investment Bank (SONIA + 0.350%) 0.413%, 06/29/2023 (D)	GBP	550,000	$683,700
First Horizon Bank 5.750%, 05/01/2030		$1,000,000	1,052,976
GE Capital Funding LLC 4.400%, 05/15/2030 (A)		780,000	811,033
International Bank for Reconstruction & Development
1.900%, 01/16/2025	CAD	1,390,000	1,078,683
2.800%, 01/13/2021	AUD	1,185,000	828,191
3.375%, 01/25/2022	NZD	1,327,000	894,607
3.500%, 01/22/2021		1,130,000	741,603
4.625%, 10/06/2021		1,310,000	889,788
7.450%, 08/20/2021	IDR	6,855,000,000	479,346
JPMorgan Chase & Co. (2.005% to 3-13-25, then SOFR + 1.585%) 03/13/2026		$765,000	791,734
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026		1,965,000	2,038,750
KfW
2.125%, 08/15/2023	EUR	1,745,000	2,126,529
6.000%, 08/20/2020	AUD	1,610,000	1,119,609
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) 09/27/2025 (C)		$769,000	797,991
MGIC Investment Corp. 5.750%, 08/15/2023		580,000	598,850
MSCI, Inc.
3.625%, 09/01/2030 (A)		350,000	348,250
3.875%, 02/15/2031 (A)		685,000	698,700
4.000%, 11/15/2029 (A)		425,000	433,500
4.750%, 08/01/2026 (A)		275,000	284,485
National Bank of Canada 2.150%, 10/07/2022 (A)		690,000	709,202
Nationstar Mortgage Holdings, Inc. 6.000%, 01/15/2027 (A)		1,220,000	1,159,000
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 0.660%, 06/21/2023 (D)	NOK	7,000,000	729,239
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 0.710%, 06/19/2024 (D)		7,000,000	728,490
Nordic Investment Bank
1.375%, 07/15/2020		5,340,000	554,979
1.500%, 01/24/2022		5,000,000	527,710
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,641,250
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) 09/29/2025 (A)(B)(C)		660,000	735,900
Stifel Financial Corp. 4.000%, 05/15/2030		795,000	841,870
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,690,000	1,805,723
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%) 12/15/2025		$1,500,000	1,455,000
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,124,038
2.000%, 11/01/2028		395,000	478,950
The Royal Bank of Scotland Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.620%) 12/29/2025 (C)		$880,000	891,440

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. 3.875%, 03/19/2029		$670,000	$759,873
U.S. Bancorp
0.850%, 06/07/2024	EUR	3,025,000	3,445,818
3.375%, 02/05/2024		$508,000	555,243
U.S. Bank NA 2.800%, 01/27/2025		544,000	590,659
Wells Fargo & Company 3.250%, 04/27/2022	AUD	1,120,000	801,050
Wells Fargo & Company (3 month BBSW + 1.320%) 1.433%, 07/27/2021 (D)		935,000	648,673
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) 06/15/2023 (C)		$156,000	142,045
			57,314,782
Health care – 5.5%
Advocate Health & Hospitals Corp. 2.211%, 06/15/2030		530,000	542,954
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	588,846
2.625%, 11/15/2028		300,000	370,800
Ascension Health 2.532%, 11/15/2029		$595,000	637,991
Banner Health 2.338%, 01/01/2030		680,000	699,344
Bausch Health Companies, Inc.
5.000%, 01/30/2028 (A)		1,595,000	1,501,677
5.250%, 01/30/2030 (A)		2,615,000	2,480,981
5.500%, 11/01/2025 (A)		480,000	490,589
5.875%, 05/15/2023 (A)(B)		118,000	117,705
6.125%, 04/15/2025 (A)		245,000	248,496
6.250%, 02/15/2029 (A)		980,000	984,900
9.000%, 12/15/2025 (A)		510,000	549,377
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026	EUR	745,000	839,125
Centene Corp.
3.375%, 02/15/2030		$710,000	716,894
5.250%, 04/01/2025 (A)		285,000	293,465
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,786,810
HCA, Inc.
3.500%, 09/01/2030		$3,448,000	3,320,213
4.125%, 06/15/2029		1,515,000	1,670,824
5.375%, 02/01/2025		1,725,000	1,847,906
Rede D'or Finance Sarl 4.500%, 01/22/2030 (A)		700,000	617,750
Select Medical Corp. 6.250%, 08/15/2026 (A)		1,785,000	1,804,546
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	715,531
0.750%, 09/12/2024		282,000	320,748
1.400%, 01/23/2026		468,000	548,620
			23,696,092
Industrials – 4.1%
Adani Ports & Special Economic Zone, Ltd. 3.950%, 01/19/2022 (A)		$496,000	501,185
AECOM
5.125%, 03/15/2027		1,005,000	1,080,375
5.875%, 10/15/2024		1,140,000	1,231,200
American Airlines Group, Inc. 5.000%, 06/01/2022 (A)		427,000	247,660
BOC Aviation, Ltd. 2.750%, 09/18/2022 (A)		990,000	996,064
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) 1.606%, 05/02/2021 (A)(D)		$285,000	$282,347
Cimpress PLC 7.000%, 06/15/2026 (A)		975,000	899,438
CoStar Group, Inc. 2.800%, 07/15/2030 (A)		555,000	567,829
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		540,000	484,258
Delta Air Lines 2020-1 Class AA Pass Through Trust 2.000%, 06/10/2028		550,000	524,209
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	437,948
3.400%, 04/19/2021		620,000	602,943
3.750%, 10/28/2029		410,000	328,000
7.000%, 05/01/2025 (A)		1,160,000	1,197,431
HC2 Holdings, Inc. 11.500%, 12/01/2021 (A)		506,000	481,965
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	638,588
Jasa Marga Persero Tbk PT 7.500%, 12/11/2020 (A)	IDR	9,120,000,000	621,460
JSL Europe SA 7.750%, 07/26/2024 (A)		$360,000	354,600
Owens Corning 3.950%, 08/15/2029		530,000	577,588
Pelabuhan Indonesia II PT 4.250%, 05/05/2025 (A)		920,000	968,300
The Boeing Company
5.040%, 05/01/2027		1,035,000	1,141,222
5.150%, 05/01/2030		1,010,000	1,126,842
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		1,320,000	1,343,760
United Rentals North America, Inc.
4.000%, 07/15/2030		705,000	681,897
4.875%, 01/15/2028		575,000	589,375
			17,906,484
Information technology – 2.3%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	1,015,546
Broadcom Corp. 3.875%, 01/15/2027		$365,000	394,588
Broadcom, Inc.
4.150%, 11/15/2030 (A)		990,000	1,077,164
4.750%, 04/15/2029 (A)		1,122,000	1,273,361
Camelot Finance SA 4.500%, 11/01/2026 (A)		385,000	384,038
Dell International LLC
5.300%, 10/01/2029 (A)		1,310,000	1,450,226
8.350%, 07/15/2046 (A)		1,033,000	1,341,713
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	471,512
1.500%, 05/21/2027		820,000	950,589
Fiserv, Inc. 1.125%, 07/01/2027		290,000	329,191
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)		$1,305,000	1,328,999
			10,016,927
Materials – 2.4%
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)		380,000	373,016
Ball Corp.
4.000%, 11/15/2023		1,845,000	1,909,575

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ball Corp. (continued)
4.875%, 03/15/2026		$1,120,000	$1,217,059
5.250%, 07/01/2025		1,460,000	1,599,707
Berry Global, Inc. 5.625%, 07/15/2027 (A)		675,000	693,563
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (A)		350,000	327,583
Crown Americas LLC 4.500%, 01/15/2023		915,000	933,300
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		1,021,000	1,194,570
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	381,449
Fibria Overseas Finance, Ltd. 5.500%, 01/17/2027		$135,000	145,464
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,163,451
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		415,000	442,394
			10,381,131
Real estate – 1.5%
American Tower Corp. 1.950%, 05/22/2026	EUR	305,000	363,617
Crown Castle International Corp. 3.800%, 02/15/2028		$865,000	972,076
Equinix, Inc.
2.150%, 07/15/2030		771,000	761,617
3.200%, 11/18/2029		555,000	602,441
SBA Communications Corp.
3.875%, 02/15/2027 (A)		2,090,000	2,079,550
4.875%, 09/01/2024		87,000	89,183
SBA Tower Trust 2.836%, 01/15/2025 (A)		520,000	536,127
VICI Properties LP
4.125%, 08/15/2030 (A)		795,000	758,231
4.625%, 12/01/2029 (A)		385,000	375,375
			6,538,217
Utilities – 3.0%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	479,550
DPL, Inc. 4.125%, 07/01/2025 (A)		1,330,000	1,330,372
Greenko Dutch BV 5.250%, 07/24/2024 (A)		975,000	963,203
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	423,466
Israel Electric Corp., Ltd.
5.000%, 11/12/2024 (A)		625,000	700,075
6.875%, 06/21/2023 (A)		390,000	446,116
NextEra Energy Capital Holdings, Inc. 2.403%, 09/01/2021		1,290,000	1,319,169
NRG Energy, Inc.
5.250%, 06/15/2029 (A)		816,000	858,669
6.625%, 01/15/2027		1,880,000	1,964,600
Pacific Gas & Electric Company 2.100%, 08/01/2027		760,000	750,553
Perusahaan Perseroan Persero PT 4.125%, 05/15/2027 (A)		1,440,000	1,515,600
Southern Gas Networks PLC 4.875%, 12/21/2020	GBP	80,000	100,795
Vistra Operations Company LLC
3.550%, 07/15/2024 (A)		$1,050,000	1,083,679
5.000%, 07/31/2027 (A)		305,000	310,109
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Vistra Operations Company LLC (continued)
5.625%, 02/15/2027 (A)		$663,000	$680,888
			12,926,844
TOTAL CORPORATE BONDS (Cost $234,959,115)			$234,421,608
CONVERTIBLE BONDS – 1.7%
Communication services – 0.5%
DISH Network Corp. 3.375%, 08/15/2026		430,000	395,004
GCI Liberty, Inc. 1.750%, 09/30/2046 (A)		1,150,000	1,607,673
			2,002,677
Consumer discretionary – 0.3%
Sony Corp. 0.000%, 09/30/2022	JPY	84,000,000	1,147,860
Industrials – 0.2%
American Airlines Group, Inc. 6.500%, 07/01/2025 (B)		$905,000	850,839
Information technology – 0.5%
Avaya Holdings Corp. 2.250%, 06/15/2023		1,055,000	862,590
IAC Financeco 2, Inc. 0.875%, 06/15/2026 (A)		1,155,000	1,418,724
			2,281,314
Utilities – 0.2%
NRG Energy, Inc. 2.750%, 06/01/2048		1,020,000	1,031,233
TOTAL CONVERTIBLE BONDS (Cost $6,745,103)			$7,313,923
CAPITAL PREFERRED SECURITIES – 1.3%
Financials – 1.3%
First Maryland Capital I (3 month LIBOR + 1.000%) 2.219%, 01/15/2027 (D)		1,046,000	913,017
First Maryland Capital II (3 month LIBOR + 0.850%) 1.537%, 02/01/2027 (D)		1,220,000	1,045,376
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 08/03/2020 (C)(D)		2,081,000	1,718,906
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) 5.570%, 08/03/2020 (C)(D)		1,942,000	1,928,018
			5,605,317
TOTAL CAPITAL PREFERRED SECURITIES (Cost $5,787,899)			$5,605,317
MUNICIPAL BONDS – 2.3%
Arizona Department of Transportation State Highway Fund Revenue 2.058%, 07/01/2025		465,000	490,329
Bay Area Toll Authority (California) 2.574%, 04/01/2031		530,000	570,179
City of New York 3.700%, 08/01/2029		345,000	372,559
City of Sacramento Water Revenue (California) 2.647%, 09/01/2033		195,000	204,417
Commonwealth of Massachusetts 2.514%, 07/01/2041 (E)		695,000	697,599

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
County of Miami-Dade Aviation Revenue (Florida) 2.599%, 10/01/2031	$260,000	$255,143
Great Lakes Water Authority Water Supply System Revenue (Michigan) 2.187%, 07/01/2027	340,000	357,054
New York City Transitional Finance Authority Future Tax Secured Revenue 5.008%, 08/01/2027	110,000	135,507
Port of Morrow (Oregon) 2.543%, 09/01/2040	990,000	990,366
Richland County School District No. 1 (South Carolina)
1.780%, 03/01/2028	715,000	733,940
1.870%, 03/01/2029	460,000	472,567
San Dieguito Union High School District (California) 2.032%, 08/01/2028	305,000	317,523
Scottsdale Municipal Property Corp. (Arizona) 2.900%, 07/01/2039	310,000	314,675
State of California 2.500%, 10/01/2029	70,000	76,152
Texas Transportation Commission 2.562%, 04/01/2042 (E)	605,000	614,154
Texas Transportation Commission State Highway Fund 4.000%, 10/01/2033 (E)	515,000	638,924
University of Michigan 2.437%, 04/01/2040	670,000	691,252
University of Texas 2.439%, 08/15/2049	715,000	703,960
Virginia Public Building Authority 5.900%, 08/01/2030	475,000	611,301
West Contra Costa Unified School District (California)
2.392%, 08/01/2029	245,000	254,347
2.422%, 08/01/2030	345,000	358,976
TOTAL MUNICIPAL BONDS (Cost $9,695,934)		$9,860,924
TERM LOANS (F) – 0.0%
Consumer discretionary – 0.0%
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%) 7.000%, 09/01/2023	33,103	30,068
TOTAL TERM LOANS (Cost $35,949)		$30,068
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.5%
Commercial and residential – 2.5%
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.805%, 01/25/2049 (A)(G)	866,392	882,945
Series 2019-2, Class A1, 3.347%, 04/25/2049 (A)(G)	1,281,206	1,311,363
Series 2019-3, Class A1, 2.962%, 10/25/2048 (A)(G)	740,963	757,082
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month LIBOR + 1.951%), 2.136%, 03/15/2037 (A)(D)	1,040,000	950,403
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.105%, 10/15/2036 (A)(D)	1,633,735	1,624,054
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust (continued)
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%), 0.985%, 12/15/2036 (A)(D)	$690,000	$684,535
CSMC Trust Series 2019-NQM1, Class A1 2.656%, 10/25/2059 (A)	608,892	620,405
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) 1.073%, 05/15/2035 (A)(D)	863,169	836,211
GS Mortgage Securities Trust Series 2018-TWR, Class A (1 month LIBOR + 0.900%) 1.085%, 07/15/2031 (A)(D)	895,000	862,341
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%), 0.530%, 06/20/2035 (D)	228,291	227,742
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	5,338,174	80,709
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	5,767,327	74,723
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	5,135,750	69,212
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.375%, 11/25/2034 (G)	117,567	126,173
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, 09/15/2054 (A)	1,175,000	1,243,121
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%), 0.565%, 01/25/2045 (D)	177,108	167,338
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 1.025%, 07/25/2045 (D)	218,269	197,749
		10,716,106
U.S. Government Agency – 0.0%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%), 1.835%, 04/25/2024 (D)	12,953	12,856
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%), 2.035%, 10/25/2027 (D)	77,499	77,388
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%), 0.935%, 03/25/2030 (D)	232,309	232,309
		322,553
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,807,480)		$11,038,659
ASSET BACKED SECURITIES – 2.9%
AMSR Trust Series 2019-SFR1, Class A 2.774%, 01/19/2039 (A)	1,665,000	1,770,984

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) 0.425%, 07/25/2036 (A)(D)	$256,113	$254,464
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (A)	508,300	524,850
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (A)	893,250	921,825
Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	481,363	506,523
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.040%, 07/15/2024	295,000	307,035
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	871,063	942,211
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) 2.241%, 07/25/2047 (A)(D)	1,174,875	1,164,548
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (A)	555,810	577,153
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) 0.555%, 10/25/2035 (D)	123,727	120,543
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) 1.644%, 07/17/2037 (A)(D)	590,000	571,523
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	408,440	420,104
Jack In The Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	592,025	616,032
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (A)(G)	1,436,438	1,517,131
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	384,309	392,777
Structured Asset Investment Loan Trust Series 2005-2, Class M2 (1 month LIBOR + 0.735%) 0.920%, 03/25/2035 (D)	369,324	365,683
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,513,200	1,601,223
TOTAL ASSET BACKED SECURITIES (Cost $12,072,727)		$12,574,609
COMMON STOCKS – 1.6%
Communication services – 0.0%
Vertis Holdings, Inc. (H)(I)	8,371	0
Financials – 0.9%
Deutsche Bank AG (I)	180,355	1,716,980
JPMorgan Chase & Co.	13,460	1,266,048
U.S. Bancorp	23,237	855,586
		3,838,614
Industrials – 0.5%
HC2 Holdings, Inc. (B)(I)	88,710	296,291
The Boeing Company	9,863	1,807,888
		2,104,179
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 0.2%
Americold Realty Trust	27,395	$994,439
TOTAL COMMON STOCKS (Cost $9,041,442)		$6,937,232
PREFERRED SECURITIES – 4.7%
Financials – 1.0%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	475	484,524
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	2,315	1,539,475
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	1,304	1,025,270
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	499,639
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	683,500
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	2,825	73,083
		4,305,491
Health care – 0.3%
Becton, Dickinson and Company, 6.000%	10,850	577,220
Danaher Corp., 5.000%	680	730,068
		1,307,288
Industrials – 0.5%
Fortive Corp., 5.000%	2,450	2,116,800
Information technology – 0.4%
Broadcom, Inc., 8.000%	1,340	1,493,229
Utilities – 2.5%
American Electric Power Company, Inc., 6.125% (B)	32,600	1,578,166
CenterPoint Energy, Inc., 7.000%	14,400	512,064
Dominion Energy, Inc., 7.250%	18,000	1,824,120
DTE Energy Company, 6.250%	30,150	1,275,948
NextEra Energy, Inc., 4.872%	41,250	2,002,275
NextEra Energy, Inc., 5.279%	37,350	1,585,508
South Jersey Industries, Inc., 7.250% (B)	17,400	720,360
The Southern Company, 6.750%	33,300	1,467,198
		10,965,639
TOTAL PREFERRED SECURITIES (Cost $21,840,456)		$20,188,447
PURCHASED OPTIONS – 0.1%
Puts – 0.1%
Over the Counter Option on the GBP vs. USD (Expiration Date: 7-1-20; Strike Price: GBP 1.21; Counterparty: Goldman Sachs Bank USA) (I)(J)	5,990,000	7
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-6-20; Strike Price: $1.35; Counterparty: Canadian Imperial Bank of Commerce) (I)(J)	12,575,000	162,532
Over the Counter Option on the USD vs. NOK (Expiration Date: 12-22-20; Strike Price: $9.00; Counterparty: UBS AG) (I)(J)	12,245,000	137,989
		300,528
TOTAL PURCHASED OPTIONS (Cost $291,546)		$300,528

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 1.2%
John Hancock Collateral Trust, 0.2429% (K)(L)	537,658	$5,382,651
Repurchase agreement – 1.6%
Barclays Tri-Party Repurchase Agreement dated 6-30-20 at 0.060% to be repurchased at $3,191,005 on 7-1-20, collateralized by $3,020,200 U.S. Treasury Notes, 1.625% due 10-31-26 (valued at $3,254,850)	$3,191,000	3,191,000
Repurchase Agreement with State Street Corp. dated 6-30-20 at 0.000% to be repurchased at $3,575,000 on 7-1-20, collateralized by $3,638,100 U.S. Treasury Notes, 0.250% due 6-15-23 (valued at $3,646,575)	3,575,000	3,575,000
		6,766,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,148,675)		$12,148,651
Total Investments (Strategic Income Opportunities Trust) (Cost $427,424,741) – 99.7%		$431,225,495
Other assets and liabilities, net – 0.3%		1,421,969
TOTAL NET ASSETS – 100.0%		$432,647,464
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Strategic Income Opportunities Trust (continued)
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $165,674,260 or 38.3% of the fund's net assets as of 6-30-20.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 6-30-20.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	15	Long	Sep 2020	$2,413,538	$2,424,737	$11,199
10-Year U.S. Treasury Note Futures	262	Short	Sep 2020	(36,386,954)	(36,463,031)	(76,077)
German Euro BUND Futures	11	Short	Sep 2020	(2,182,666)	(2,181,522)	1,144
U.S. Treasury Long Bond Futures	158	Short	Sep 2020	(27,919,782)	(28,212,860)	(293,078)
						$(356,812)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	8,920,864	EUR	5,787,500	SSB	9/16/2020	$58,932	—
CAD	11,964,993	USD	8,796,250	JPM	9/16/2020	18,443	—
CAD	7,996,341	USD	5,882,500	MSCS	9/16/2020	8,459	—
CAD	9,886,404	USD	7,271,875	RBC	9/16/2020	11,507	—
The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	1,993,983	USD	1,456,875	SSB	9/16/2020	$12,106	—
EUR	5,787,500	CAD	8,839,509	JPM	9/16/2020	1,003	—
EUR	1,471,250	GBP	1,314,891	SCB	9/16/2020	25,710	—
EUR	1,462,500	GBP	1,314,252	SSB	9/16/2020	16,656	—
EUR	42,661	USD	47,986	CITI	9/16/2020	23	—
EUR	4,223,034	USD	4,760,415	GSI	9/16/2020	—	$(7,902)
EUR	4,243,916	USD	4,772,934	HUS	9/16/2020	3,080	—
EUR	10,066,722	USD	11,306,636	JPM	9/16/2020	22,239	—
EUR	4,216,722	USD	4,760,806	SSB	9/16/2020	—	(15,396)
GBP	2,647,049	EUR	2,933,750	HUS	9/16/2020	—	(20,170)
NOK	15,514,503	EUR	1,470,000	HUS	9/16/2020	—	(41,999)
NOK	13,951,668	USD	1,455,000	MSCS	9/16/2020	—	(5,106)
NOK	13,759,829	USD	1,455,000	SSB	9/16/2020	—	(25,043)
SEK	15,328,310	EUR	1,470,000	JPM	9/16/2020	—	(7,799)
SGD	2,529,825	USD	1,812,435	GSI	9/16/2020	3,270	—
USD	4,096,152	AUD	5,910,838	RBC	9/16/2020	16,021	—
USD	1,989,362	BRL	9,789,253	CITI	9/16/2020	195,090	—
USD	5,882,500	CAD	7,953,110	CIBC	9/16/2020	23,388	—
USD	2,907,500	CAD	3,932,059	CITI	9/16/2020	10,725	—
USD	5,882,500	CAD	7,976,199	JPM	9/16/2020	6,380	—
USD	2,907,500	CAD	3,957,762	RBC	9/16/2020	—	(8,210)
USD	5,691,342	EUR	5,039,511	CITI	9/16/2020	19,984	—
USD	4,774,675	EUR	4,200,471	GSI	9/16/2020	47,554	—
USD	4,799,753	EUR	4,229,022	JPM	9/16/2020	40,503	—
USD	14,537,473	EUR	12,811,074	MSCS	9/16/2020	120,163	—
USD	2,397,773	EUR	2,114,511	SSB	9/16/2020	18,148	—
USD	1,698,625	GBP	1,334,406	SSB	9/16/2020	44,430	—
USD	1,427,957	JPY	153,637,561	SSB	9/16/2020	3,621	—
USD	1,484,406	MXN	32,702,128	RBC	9/17/2020	75,925	—
USD	1,649,024	NZD	2,542,581	ANZ	9/16/2020	8,407	—
USD	13,640,356	SGD	18,933,155	CITI	9/16/2020	51,655	—
						$863,422	$(131,625)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 63.6%
U.S. Government – 36.6%
U.S. Treasury Bonds
2.000%, 02/15/2050	$3,000,000	$3,433,828
2.250%, 08/15/2049	2,000,000	2,404,063
2.750%, 08/15/2047	3,000,000	3,917,930
2.875%, 05/15/2049	3,500,000	4,732,383
3.000%, 02/15/2047 to 02/15/2049	28,635,000	39,113,442
4.250%, 05/15/2039 to 11/15/2040	4,610,000	7,133,954
4.375%, 05/15/2041	1,830,000	2,909,771
4.625%, 02/15/2040	5,000,000	8,106,836
4.750%, 02/15/2041	2,000,000	3,317,891
7.875%, 02/15/2021	3,400,000	3,562,828
8.125%, 08/15/2021	1,400,000	1,525,672
8.750%, 08/15/2020	5,750,000	5,810,864
U.S. Treasury Notes
0.625%, 03/31/2027	6,000,000	6,060,938
1.250%, 08/31/2024	5,000,000	5,209,961
1.375%, 10/31/2020 to 08/31/2026	35,500,000	35,910,911
1.500%, 01/31/2027	5,000,000	5,338,086
1.625%, 07/31/2020 (A)	16,500,000	16,519,768
1.625%, 08/15/2029	8,000,000	8,727,500
1.750%, 07/31/2021 to 12/31/2024	13,000,000	13,515,899
2.000%, 11/15/2021 to 02/15/2022	29,400,000	30,158,821
2.125%, 05/31/2026	3,000,000	3,303,867
2.250%, 02/15/2021 to 11/15/2027	24,595,000	27,246,814
2.375%, 05/15/2029	5,000,000	5,769,922
2.625%, 02/28/2023	3,000,000	3,195,234
2.750%, 04/30/2023	3,500,000	3,753,887
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,751,875
3.000%, 10/31/2025	2,000,000	2,281,875
3.125%, 05/15/2021	13,100,000	13,436,711
		277,151,531
U.S. Government Agency – 27.0%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,640,780
Federal Home Loan Mortgage Corp.
2.000%, 07/01/2035	1,400,000	1,448,108
2.375%, 01/13/2022	1,500,000	1,549,841
2.500%, 04/01/2031	1,486,690	1,560,327
2.750%, 06/19/2023	2,000,000	2,147,667
3.000%, 07/01/2032 to 08/01/2046	7,090,249	7,552,469
3.500%, 12/01/2025 to 06/01/2048	7,879,325	8,408,381
4.000%, 02/01/2024 to 09/01/2047	3,397,028	3,645,580
4.100%, (12 month LIBOR + 2.100%), 02/01/2037 (B)	60,234	63,416
4.246%, (12 month LIBOR + 1.860%), 08/01/2037 (B)	436,384	459,436
4.500%, 05/01/2024 to 11/01/2048	5,596,884	6,063,475
5.000%, 06/01/2023 to 09/01/2039	311,957	357,817
5.500%, 02/01/2023 to 01/01/2039	517,267	601,695
6.000%, 10/01/2036 to 10/01/2038	248,116	296,679
6.250%, 07/15/2032	450,000	706,841
6.500%, 01/01/2021 to 08/01/2038	50,162	59,587
6.750%, 09/15/2029	1,200,000	1,808,815
7.000%, 04/01/2029 to 10/01/2038	64,430	76,812
7.500%, 09/01/2030 to 03/01/2032	6,714	7,942
8.000%, 02/01/2030	893	1,037
Federal National Mortgage Association
2.125%, 04/24/2026	2,000,000	2,179,558
2.500%, TBA (C)	4,000,000	4,186,562
2.500%, 05/01/2028 to 06/01/2050	9,146,829	9,567,661
2.625%, 09/06/2024	1,000,000	1,094,859
2.887%, (6 month LIBOR + 1.410%), 07/01/2034 (B)	121,656	124,483
3.000%, TBA (C)	16,400,000	17,265,484
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.000%, 01/01/2027 to 12/01/2049	$18,644,297	$19,835,327
3.229%, (12 month LIBOR + 1.580%), 09/01/2037 (B)	70,967	74,326
3.267%, (1 Year CMT + 2.180%), 05/01/2036 (B)	62,627	65,935
3.353%, (12 month LIBOR + 1.350%), 01/01/2035 (B)	208,441	216,646
3.500%, TBA (C)	8,000,000	8,412,500
3.500%, 12/01/2025 to 10/01/2049	21,621,461	23,119,210
3.575%, (12 month LIBOR + 1.770%), 04/01/2037 (B)	126,414	133,092
4.000%, 08/01/2020 to 07/01/2049	17,332,718	18,594,679
4.175%, (12 month LIBOR + 1.920%), 10/01/2037 (B)	27,186	28,388
4.500%, 12/01/2020 to 09/01/2048	4,011,847	4,389,844
5.000%, 07/01/2020 to 07/01/2039	1,123,933	1,283,350
5.500%, 08/01/2021 to 11/01/2038	645,985	747,866
6.000%, 01/01/2021 to 08/01/2038	437,117	510,237
6.500%, 03/01/2022 to 12/01/2037	133,128	157,138
7.000%, 02/01/2031 to 10/01/2038	46,973	55,879
7.125%, 01/15/2030	209,000	324,033
7.250%, 05/15/2030	1,450,000	2,300,099
7.500%, 09/01/2030 to 08/01/2031	17,601	20,706
8.000%, 08/01/2030 to 09/01/2031	4,587	5,362
8.500%, 09/01/2030	529	618
Government National Mortgage Association
3.000%, TBA (C)	5,000,000	5,271,520
3.000%, 08/15/2043 to 09/20/2047	11,978,050	12,725,237
3.500%, TBA (C)	2,800,000	2,940,920
3.500%, 04/15/2042 to 04/20/2050	13,868,215	14,864,246
4.000%, 11/15/2026 to 08/20/2048	8,562,926	9,229,656
4.500%, 06/15/2023 to 10/20/2048	2,459,173	2,685,401
5.000%, 10/15/2023 to 07/20/2040	1,033,763	1,174,124
5.500%, 08/15/2023 to 09/20/2039	367,301	424,885
6.000%, 07/15/2029 to 10/15/2038	271,020	318,768
6.500%, 05/15/2028 to 12/15/2038	186,852	220,056
7.000%, 08/15/2029 to 05/15/2032	30,967	35,614
7.500%, 09/15/2030 to 01/15/2031	6,690	7,829
8.000%, 04/15/2031	7,069	8,311
Tennessee Valley Authority 3.875%, 02/15/2021	700,000	715,900
		204,773,014
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $444,122,616)		$481,924,545
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025 (A)	1,612,000	1,700,660
Canada – 0.2%
Province of British Columbia 6.500%, 01/15/2026 (A)	490,000	637,479
Province of Quebec
7.125%, 02/09/2024	150,000	183,992
7.500%, 07/15/2023	410,000	493,637
		1,315,108
Chile – 0.1%
Republic of Chile 3.875%, 08/05/2020	510,000	510,750

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia – 0.1%
Republic of Colombia 4.375%, 07/12/2021	$550,000	$563,063
Israel – 0.1%
Government of Israel 5.500%, 09/18/2023	455,000	527,958
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	347,047
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	857,163
Mexico – 0.1%
Government of Mexico 6.050%, 01/11/2040	930,000	1,132,275
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	532,341
Peru – 0.1%
Republic of Peru 6.550%, 03/14/2037	250,000	380,315
Philippines – 0.1%
Republic of Philippines 4.000%, 01/15/2021	1,000,000	1,013,640
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	344,988
6.250%, 09/26/2022	400,000	405,170
		750,158
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,289,669)		$9,630,478
CORPORATE BONDS – 26.3%
Communication services – 2.6%
Alphabet, Inc. 3.625%, 05/19/2021 (A)	320,000	329,223
America Movil SAB de CV 3.125%, 07/16/2022	500,000	517,230
AT&T, Inc.
3.000%, 02/15/2022	500,000	520,631
4.125%, 02/17/2026	575,000	655,271
4.300%, 12/15/2042	20,000	22,397
4.500%, 03/09/2048	500,000	586,725
4.750%, 05/15/2046	900,000	1,065,784
4.850%, 07/15/2045	500,000	593,931
5.150%, 03/15/2042	50,000	62,389
6.375%, 03/01/2041	360,000	509,898
7.570%, 02/01/2024	240,000	291,668
7.625%, 04/15/2031	285,000	419,634
Baidu, Inc. 4.125%, 06/30/2025	250,000	274,065
British Telecommunications PLC 9.625%, 12/15/2030	190,000	310,689
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	607,938
5.050%, 03/30/2029	400,000	471,836
5.375%, 05/01/2047	500,000	590,198
Comcast Corp.
2.350%, 01/15/2027	455,000	486,162
3.375%, 02/15/2025	600,000	670,339
3.999%, 11/01/2049	500,000	603,557
6.500%, 11/15/2035	255,000	387,742
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	$146,000	$227,404
Discovery Communications LLC
4.125%, 05/15/2029	900,000	1,027,386
5.300%, 05/15/2049	400,000	487,907
Fox Corp. 3.500%, 04/08/2030 (A)	600,000	669,858
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	284,629
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	153,230
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	334,296
Telefonica Europe BV 8.250%, 09/15/2030	350,000	538,811
Time Warner Cable LLC 4.125%, 02/15/2021	60,000	60,688
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	790,516
T-Mobile USA, Inc.
3.875%, 04/15/2030 (D)	600,000	668,742
4.500%, 04/15/2050 (D)	700,000	824,565
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	552,366
4.125%, 06/01/2044	500,000	603,509
Verizon Communications, Inc.
4.272%, 01/15/2036	458,000	567,025
4.522%, 09/15/2048	760,000	1,004,313
Vodafone Group PLC
4.375%, 05/30/2028	400,000	475,629
5.250%, 05/30/2048	300,000	394,731
		19,642,912
Consumer discretionary – 1.9%
Amazon.com, Inc. 4.050%, 08/22/2047	600,000	782,329
American Honda Finance Corp. 2.450%, 09/24/2020	470,000	472,016
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	1,090,185
Brinker International, Inc. 3.875%, 05/15/2023	250,000	231,250
eBay, Inc. 3.250%, 10/15/2020	250,000	250,382
Ford Motor Credit Company LLC
3.096%, 05/04/2023	280,000	265,356
3.336%, 03/18/2021	1,000,000	989,710
General Motors Financial Company, Inc.
4.250%, 05/15/2023 (A)	280,000	292,377
5.250%, 03/01/2026	650,000	708,392
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	252,205
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	183,402
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	515,259
McDonald's Corp.
3.300%, 07/01/2025	1,000,000	1,110,936
3.625%, 05/20/2021	250,000	257,135
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	1,075,450
O'Reilly Automotive, Inc. 4.875%, 01/14/2021	300,000	303,299
Starbucks Corp. 3.550%, 08/15/2029	300,000	342,037

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Target Corp. 3.900%, 11/15/2047 (A)	$500,000	$635,769
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	417,541
2.700%, 04/15/2030	700,000	768,481
3.350%, 09/15/2025	752,000	846,709
4.250%, 04/01/2046	390,000	494,686
5.875%, 12/16/2036	280,000	417,797
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	704,947
4.500%, 04/15/2050	600,000	767,171
Toyota Motor Credit Corp. 3.400%, 09/15/2021	320,000	330,899
Whirlpool Corp. 5.150%, 03/01/2043	300,000	341,369
		14,847,089
Consumer staples – 1.7%
Altria Group, Inc. 4.500%, 05/02/2043	500,000	536,715
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	898,281
4.900%, 02/01/2046	500,000	611,566
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	500,000	604,025
Conagra Brands, Inc. 9.750%, 03/01/2021	175,000	184,079
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	505,151
Diageo Capital PLC 4.828%, 07/15/2020	95,000	95,152
General Mills, Inc. 2.875%, 04/15/2030	600,000	652,305
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	338,785
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	500,379
3.950%, 07/15/2025	600,000	641,093
6.875%, 01/26/2039	40,000	49,401
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	381,617
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	546,861
4.000%, 03/05/2042	270,000	336,008
5.500%, 01/15/2040	280,000	407,610
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	275,519
4.125%, 05/17/2021	320,000	330,410
Reynolds American, Inc. 3.250%, 11/01/2022 (A)	270,000	277,892
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	285,816
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,373,724
The Coca-Cola Company 3.150%, 11/15/2020	560,000	565,674
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	654,318
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	469,583
Walmart, Inc.
3.250%, 07/08/2029	600,000	697,065
4.050%, 06/29/2048	500,000	655,591
		12,874,620
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 2.1%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	$280,000	$239,655
Apache Corp. 3.625%, 02/01/2021	92,000	91,090
Baker Hughes LLC 4.486%, 05/01/2030	500,000	575,480
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	428,319
BP Capital Markets PLC 2.750%, 05/10/2023 (A)	250,000	262,556
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	345,786
ConocoPhillips Company 4.950%, 03/15/2026	300,000	359,785
Devon Energy Corp.
5.000%, 06/15/2045 (A)	885,000	792,653
7.875%, 09/30/2031	170,000	199,472
Enbridge, Inc.
3.700%, 07/15/2027	400,000	441,281
4.500%, 06/10/2044	400,000	448,473
Energy Transfer Operating LP
6.125%, 12/15/2045	350,000	363,941
6.500%, 02/01/2042	50,000	53,929
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	321,838
6.875%, 03/01/2033	130,000	172,461
EOG Resources, Inc. 4.100%, 02/01/2021	300,000	306,363
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	772,535
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	764,491
6.375%, 03/01/2041	60,000	72,815
6.500%, 09/01/2039	180,000	226,558
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	455,201
Marathon Oil Corp. 3.850%, 06/01/2025	500,000	504,021
Noble Holding International, Ltd. 6.050%, 03/01/2041	50,000	1,375
Occidental Petroleum Corp. 4.100%, 02/01/2021	300,000	301,200
ONEOK Partners LP 6.650%, 10/01/2036	268,000	299,861
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	241,158
Petrobras Global Finance BV
4.375%, 05/20/2023 (A)	365,000	371,205
5.375%, 01/27/2021	400,000	407,000
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	480,000
6.625%, 06/15/2035	230,000	187,151
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	213,439
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,239,171
6.375%, 12/15/2038	90,000	134,900
Southern Natural Gas Company LLC 4.400%, 06/15/2021	250,000	255,856
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	278,557
Sunoco Logistics Partners Operations LP 3.450%, 01/15/2023	170,000	175,761
The Williams Companies, Inc.
5.100%, 09/15/2045	400,000	437,366

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc. (continued)
7.875%, 09/01/2021	$190,000	$204,249
Tosco Corp. 8.125%, 02/15/2030	383,000	558,408
Total Capital SA
4.125%, 01/28/2021	40,000	40,860
4.250%, 12/15/2021	60,000	63,382
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	529,849
Valaris PLC 4.700%, 03/15/2021	360,000	24,750
Valero Energy Corp.
2.850%, 04/15/2025	600,000	632,842
7.500%, 04/15/2032	270,000	371,556
		15,648,599
Financials – 6.9%
AEGON Funding Company LLC 5.750%, 12/15/2020	165,000	169,006
American Express Company 2.650%, 12/02/2022	345,000	361,367
American International Group, Inc.
4.125%, 02/15/2024	550,000	613,637
6.250%, 05/01/2036	430,000	579,825
Bank of America Corp.
2.625%, 10/19/2020	400,000	402,718
3.300%, 01/11/2023	800,000	851,904
4.450%, 03/03/2026	700,000	803,743
7.750%, 05/14/2038	480,000	786,654
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	405,979
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,856,729
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,461,095
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	572,727
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	647,518
Barclays Bank PLC 1.700%, 05/12/2022	500,000	508,805
Barclays PLC 4.375%, 01/12/2026	500,000	562,605
Berkshire Hathaway Finance Corp. 4.250%, 01/15/2021	60,000	61,243
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	560,132
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	379,051
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,140,150
3.300%, 10/30/2024	1,500,000	1,614,476
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	342,073
Citigroup, Inc.
2.350%, 08/02/2021	500,000	509,629
4.450%, 09/29/2027	500,000	569,798
5.500%, 09/13/2025	400,000	473,936
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.840%) 04/24/2048	$500,000	$618,869
Cooperatieve Rabobank UA 4.500%, 01/11/2021	500,000	511,147
Credit Suisse AG 3.000%, 10/29/2021	750,000	774,744
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021	575,000	588,633
3.750%, 03/26/2025	250,000	275,543
4.550%, 04/17/2026	800,000	919,888
Discover Financial Services 5.200%, 04/27/2022	120,000	128,097
European Investment Bank
2.875%, 09/15/2020	700,000	703,529
3.250%, 01/29/2024	600,000	662,436
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	834,532
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	587,143
6.500%, 09/15/2037	660,000	894,709
Inter-American Development Bank
1.750%, 09/14/2022	600,000	619,421
1.875%, 03/15/2021	1,100,000	1,111,035
7.000%, 06/15/2025	325,000	424,868
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	445,127
International Bank for Reconstruction & Development 2.125%, 11/01/2020	1,300,000	1,306,842
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	782,413
3.375%, 05/01/2023	500,000	534,921
3.875%, 02/01/2024	1,300,000	1,441,334
4.350%, 08/15/2021	710,000	741,225
6.400%, 05/15/2038	125,000	192,495
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.940%) 01/23/2029	500,000	558,403
KeyCorp 5.100%, 03/24/2021	250,000	258,336
KfW
2.125%, 01/17/2023	600,000	628,135
2.625%, 02/28/2024	800,000	866,128
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (D)	500,000	525,663
Lincoln National Corp. 7.000%, 06/15/2040	150,000	214,197
MetLife, Inc. 4.600%, 05/13/2046	500,000	636,005
Morgan Stanley
3.700%, 10/23/2024	950,000	1,053,683
4.100%, 05/22/2023	750,000	810,592
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,142,128
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	626,054
Northern Trust Corp. 3.450%, 11/04/2020	300,000	303,165
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	725,543

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Reinsurance Group of America, Inc. 5.000%, 06/01/2021	$50,000	$52,047
State Street Corp. 3.100%, 05/15/2023	250,000	268,696
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	532,087
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	621,982
The Allstate Corp. 3.280%, 12/15/2026	500,000	570,630
The Bank of New York Mellon Corp. 2.450%, 11/27/2020	450,000	453,064
The Bank of Nova Scotia 2.350%, 10/21/2020	400,000	402,599
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	335,363
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	609,558
3.500%, 01/23/2025	750,000	816,492
3.625%, 01/22/2023	500,000	535,525
3.750%, 02/25/2026	500,000	557,650
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	228,244
The Toronto-Dominion Bank 1.800%, 07/13/2021	500,000	507,257
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	371,941
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	67,134
Truist Bank 2.850%, 04/01/2021	500,000	507,861
U.S. Bancorp 3.000%, 03/15/2022	600,000	626,060
Wells Fargo & Company
3.450%, 02/13/2023	750,000	796,790
5.375%, 02/07/2035	1,500,000	2,033,575
Westpac Banking Corp. 2.000%, 08/19/2021	600,000	610,546
		52,186,884
Health care – 2.4%
Abbott Laboratories
2.950%, 03/15/2025 (A)	300,000	330,074
3.750%, 11/30/2026	283,000	329,263
AbbVie, Inc.
2.900%, 11/06/2022	500,000	524,565
3.200%, 05/14/2026	716,000	796,499
3.200%, 11/21/2029 (D)	1,000,000	1,112,099
4.400%, 11/06/2042	260,000	313,466
Aetna, Inc. 3.500%, 11/15/2024	200,000	217,715
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	270,104
Allergan Funding SCS 4.750%, 03/15/2045	321,000	363,095
Amgen, Inc.
4.400%, 05/01/2045	260,000	322,575
4.663%, 06/15/2051	159,000	210,859
Anthem, Inc.
4.101%, 03/01/2028	350,000	409,049
4.650%, 08/15/2044	150,000	191,208
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	317,369
Becton, Dickinson and Company 3.250%, 11/12/2020	86,000	86,683
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Biogen, Inc. 5.200%, 09/15/2045	$500,000	$656,315
Celgene Corp. 3.875%, 08/15/2025	600,000	666,049
CVS Health Corp.
3.875%, 07/20/2025	650,000	729,949
4.300%, 03/25/2028	500,000	584,546
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	70,897	91,605
Express Scripts Holding Company 6.125%, 11/15/2041 (A)	330,000	439,817
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	686,666
4.500%, 04/01/2021	330,000	336,664
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/2038	210,000	319,374
HCA, Inc.
4.500%, 02/15/2027	500,000	557,399
5.500%, 06/15/2047	400,000	486,942
Humana, Inc. 3.850%, 10/01/2024	350,000	384,307
Johnson & Johnson 5.850%, 07/15/2038	285,000	433,675
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	924,884
Pfizer, Inc.
2.750%, 06/03/2026	713,000	791,816
4.400%, 05/15/2044	264,000	343,064
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	586,066
4.700%, 03/30/2045	500,000	601,920
Stryker Corp. 4.625%, 03/15/2046	350,000	449,202
Thermo Fisher Scientific, Inc. 4.150%, 02/01/2024	350,000	388,139
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	63,886
4.450%, 12/15/2048	300,000	392,625
5.800%, 03/15/2036	300,000	424,014
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	537,636
3.550%, 04/01/2025	500,000	543,618
		18,214,801
Industrials – 2.6%
3M Company 3.000%, 08/07/2025	330,000	364,876
AerCap Ireland Capital DAC 4.450%, 04/03/2026	400,000	379,101
Air Lease Corp. 3.625%, 12/01/2027	400,000	392,270
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	249,600	235,076
Baker Hughes LLC 3.337%, 12/15/2027	500,000	532,637
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	62,595
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	325,164
Caterpillar, Inc. 3.400%, 05/15/2024	500,000	549,099
CSX Corp.
3.350%, 11/01/2025 (A)	420,000	471,003
3.800%, 04/15/2050	1,000,000	1,185,742

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	$200,000	$200,231
DuPont de Nemours, Inc. 2.169%, 05/01/2023	1,000,000	1,018,750
Emerson Electric Company 2.625%, 12/01/2021	250,000	257,364
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,275,590
FedEx Corp.
3.875%, 08/01/2042	420,000	420,668
4.400%, 01/15/2047	350,000	371,011
General Electric Company
4.500%, 03/11/2044	500,000	499,841
6.750%, 03/15/2032	66,000	80,804
6.875%, 01/10/2039	168,000	206,483
Ingersoll-Rand Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	678,693
Kansas City Southern 2.875%, 11/15/2029 (A)	500,000	527,627
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	485,516
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	311,374
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	335,179
3.500%, 03/15/2021	150,000	153,201
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	555,548
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	647,437
6.125%, 07/15/2038	225,000	326,411
Snap-on, Inc. 6.125%, 09/01/2021	310,000	327,877
Southwest Airlines Company 5.250%, 05/04/2025	600,000	632,928
The Boeing Company
1.650%, 10/30/2020 (A)	438,000	438,313
2.600%, 10/30/2025	438,000	436,004
5.805%, 05/01/2050	600,000	707,942
8.750%, 09/15/2031	90,000	126,922
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	282,603
Union Pacific Corp.
3.250%, 08/15/2025	500,000	554,420
3.799%, 10/01/2051	313,000	376,163
4.000%, 02/01/2021	280,000	283,289
4.050%, 11/15/2045	500,000	594,072
4.300%, 03/01/2049	300,000	383,757
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	260,354	243,120
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	462,733
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	700,890
		19,400,324
Information technology – 2.4%
Apple, Inc.
2.400%, 05/03/2023	800,000	845,544
2.450%, 08/04/2026	1,060,000	1,151,687
3.250%, 02/23/2026	500,000	561,420
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	537,099
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Applied Materials, Inc. (continued)
5.100%, 10/01/2035	$470,000	$652,517
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	844,122
Broadcom, Inc. 4.700%, 04/15/2025 (D)	600,000	675,527
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	119,176
Fiserv, Inc. 2.250%, 06/01/2027	600,000	627,305
HP, Inc. 3.750%, 12/01/2020	49,000	49,590
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,256,058
4.000%, 06/20/2042	210,000	253,702
5.600%, 11/30/2039	21,000	29,813
Intel Corp. 2.700%, 12/15/2022	690,000	729,931
Leidos Holdings, Inc. 4.450%, 12/01/2020	300,000	299,138
Microsoft Corp.
2.000%, 11/03/2020	438,000	439,784
2.525%, 06/01/2050	1,538,000	1,591,384
3.125%, 11/03/2025	438,000	491,360
NXP BV 3.400%, 05/01/2030 (D)	520,000	559,546
Oracle Corp.
2.400%, 09/15/2023	435,000	454,858
2.650%, 07/15/2026	310,000	334,356
2.950%, 05/15/2025	550,000	600,187
4.125%, 05/15/2045	500,000	599,693
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	623,518
2.850%, 10/01/2029	1,000,000	1,094,269
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	557,622
Visa, Inc.
2.050%, 04/15/2030	600,000	628,926
2.200%, 12/14/2020	463,000	466,049
3.150%, 12/14/2025	463,000	516,540
4.300%, 12/14/2045	463,000	611,113
Xerox Corp. 6.750%, 12/15/2039	60,000	62,190
		18,264,024
Materials – 0.9%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	523,805
Eastman Chemical Company 4.650%, 10/15/2044	500,000	574,885
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	500,650
Huntsman International LLC 4.500%, 05/01/2029	500,000	526,412
International Paper Company 5.000%, 09/15/2035	500,000	610,203
Newmont Corp. 4.875%, 03/15/2042	270,000	346,857
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	176,096
Praxair, Inc. 2.450%, 02/15/2022	240,000	246,011
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	144,554
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	362,094

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	$485,000	$549,477
5.200%, 11/02/2040	250,000	353,891
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	295,035
The Dow Chemical Company
4.375%, 11/15/2042	590,000	654,327
9.400%, 05/15/2039	130,000	215,629
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	456,754
		6,536,680
Real estate – 0.7%
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	200,000	205,429
American Tower Corp. 5.000%, 02/15/2024	500,000	569,288
Boston Properties LP 4.125%, 05/15/2021	300,000	306,081
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	446,117
CubeSmart LP 4.000%, 11/15/2025	200,000	220,984
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	239,633
Duke Realty LP 3.250%, 06/30/2026	200,000	219,320
Essex Portfolio LP 5.200%, 03/15/2021	60,000	60,967
Healthpeak Properties, Inc. 3.875%, 08/15/2024	400,000	439,659
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	922,416
Service Properties Trust 4.500%, 03/15/2025	200,000	178,981
Simon Property Group LP
3.375%, 06/15/2027	500,000	532,696
3.500%, 09/01/2025	441,500	476,987
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	497,907
		5,316,465
Utilities – 2.1%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	458,740
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,117,846
American Water Capital Corp. 4.300%, 09/01/2045	350,000	437,298
Arizona Public Service Company 3.350%, 05/15/2050	500,000	533,873
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	632,223
6.125%, 04/01/2036	436,000	628,557
CenterPoint Energy Resources Corp. 4.500%, 01/15/2021	246,000	248,827
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	833,000
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	663,739
3.900%, 10/01/2025	242,000	274,119
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	288,839
Duke Energy Corp.
3.750%, 04/15/2024	500,000	547,462
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp. (continued)
4.800%, 12/15/2045	$500,000	$648,943
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	597,841
Eversource Energy 4.250%, 04/01/2029	500,000	594,113
Exelon Corp.
3.400%, 04/15/2026	542,000	603,575
5.150%, 12/01/2020	310,000	312,244
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	189,948
Florida Power & Light Company 5.650%, 02/01/2037	290,000	407,455
Georgia Power Company 5.950%, 02/01/2039 (A)	335,000	468,841
Hydro-Quebec 8.400%, 01/15/2022	250,000	279,829
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	252,270
NiSource, Inc. 3.950%, 03/30/2048	400,000	462,521
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	307,238
Pacific Gas & Electric Company
3.500%, 10/01/2020 (E)	60,000	65,400
6.050%, 03/01/2034 (A)(E)	454,000	541,395
PacifiCorp 6.000%, 01/15/2039	335,000	491,376
PPL Capital Funding, Inc. 3.400%, 06/01/2023	250,000	264,702
PPL WEM, Ltd. 5.375%, 05/01/2021 (D)	60,000	61,458
Progress Energy, Inc. 4.400%, 01/15/2021	305,000	308,481
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	572,066
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	273,308
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	272,729
Southern California Edison Company 5.350%, 07/15/2035	130,000	169,640
The Southern Company 3.250%, 07/01/2026	572,000	633,883
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	52,507
8.875%, 11/15/2038	190,000	341,379
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	442,000
		16,279,665
TOTAL CORPORATE BONDS (Cost $179,710,226)		$199,212,063
MUNICIPAL BONDS – 0.7%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	89,749
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	214,979
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	87,610
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	65,766
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	148,697

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
New York State Dormitory Authority 5.628%, 03/15/2039	$340,000	$441,062
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	380,865
Ohio Air Quality Development Authority 2.100%, 10/01/2028	700,000	705,278
State of California
7.300%, 10/01/2039	400,000	668,736
7.500%, 04/01/2034	80,000	130,459
State of Illinois, GO
5.100%, 06/01/2033	115,000	116,662
7.350%, 07/01/2035	280,000	317,646
State of Texas 5.517%, 04/01/2039	260,000	377,629
State of Utah
3.539%, 07/01/2025	390,000	417,561
4.554%, 07/01/2024	260,000	276,258
State of Washington 5.481%, 08/01/2039	260,000	370,016
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	397,188
University of California 5.770%, 05/15/2043	320,000	476,662
TOTAL MUNICIPAL BONDS (Cost $4,470,445)		$5,682,823
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.5%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	159,475
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,205,903
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,214,054
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	488,940	497,119
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	182,420
Series 2013-CR8, Class AM, 3.946%, 06/10/2046 (D)(F)	630,000	663,346
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,074,733
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	648,025	696,521
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,101,248
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,259,828
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,284,077
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (F)	400,000	429,264
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	540,330
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	$240,000	$246,777
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033%, 09/15/2047 (D)(F)	53,444	53,986
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (F)	500,000	533,042
		16,142,123
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
Series K013, Class A2, 3.974%, 01/25/2021 (F)	699,411	706,909
Series K041, Class A2, 3.171%, 10/25/2024	700,000	770,244
Series K047, Class A2, 3.329%, 05/25/2025 (F)	700,000	781,359
Series K050, Class A2, 3.334%, 08/25/2025 (F)	700,000	783,590
		3,042,102
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,488,412)		$19,184,225
ASSET BACKED SECURITIES – 0.1%
Westlake Automobile Receivables Trust Series 2019-2A, Class A2A 2.570%, 02/15/2023 (D)	473,787	477,234
TOTAL ASSET BACKED SECURITIES (Cost $472,012)		$477,234
SHORT-TERM INVESTMENTS – 12.0%
Short-term funds – 12.0%
John Hancock Collateral Trust, 0.2429% (G)(H)	2,230,031	22,325,508
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (G)	68,330,427	68,330,427
TOTAL SHORT-TERM INVESTMENTS (Cost $90,644,804)		$90,655,935
Total Investments (Total Bond Market Trust) (Cost $747,198,184) – 106.5%		$806,767,303
Other assets and liabilities, net – (6.5%)		(48,896,216)
TOTAL NET ASSETS – 100.0%		$757,871,087
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 6-30-20.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
(E)	Non-income producing - Issuer is in default.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-20.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.4%
U.S. Government Agency – 1.4%
Federal Home Loan Mortgage Corp.
2.627%, (12 month LIBOR + 1.637%), 09/01/2043 (A)	$579,320	$597,734
2.831%, (1 Year CMT + 2.231%), 05/01/2034 (A)	145,903	153,610
2.974%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	57,448	59,107
2.997%, (1 Year CMT + 2.165%), 11/01/2036 (A)	107,731	112,776
3.413%, (12 month LIBOR + 1.614%), 05/01/2037 (A)	101,562	106,121
3.440%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	23,666	24,479
3.996%, (1 Year CMT + 2.096%), 12/01/2035 (A)	143,271	150,709
4.011%, (12 month LIBOR + 1.651%), 02/01/2036 (A)	73,406	76,355
4.197%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	85,063	87,993
4.492%, (1 Year CMT + 2.295%), 08/01/2035 (A)	112,590	117,365
Federal National Mortgage Association
3.028%, (6 month LIBOR + 1.524%), 02/01/2035 (A)	125,823	129,808
3.086%, (6 month LIBOR + 1.487%), 10/01/2035 (A)	209,707	215,958
3.109%, (12 month LIBOR + 1.567%), 07/01/2035 (A)	243,360	254,048
3.228%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	69,041	71,377
3.453%, (12 month LIBOR + 1.451%), 04/01/2035 (A)	473,693	492,891
3.768%, (1 Year CMT + 2.271%), 07/01/2035 (A)	151,525	158,334
3.788%, (1 Year CMT + 2.179%), 01/01/2036 (A)	144,272	151,894
3.792%, (1 Year CMT + 2.197%), 05/01/2036 (A)	296,538	312,202
3.851%, (1 Year CMT + 2.196%), 02/01/2035 (A)	204,283	214,466
3.920%, (1 Year CMT + 2.333%), 05/01/2034 (A)	74,915	78,872
4.172%, (1 Year CMT + 2.208%), 01/01/2036 (A)	100,871	106,199
Government National Mortgage Association 3.250%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	395,818	408,996
		4,081,294
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,093,604)		$4,081,294
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 49.9%
Communication services – 1.1%
ViacomCBS, Inc. 3.375%, 03/01/2022 (B)	$3,000,000	$3,105,834
Consumer discretionary – 6.7%
American Honda Finance Corp. 3.375%, 12/10/2021	2,000,000	2,076,618
BMW US Capital LLC 3.100%, 04/12/2021 (C)	3,000,000	3,048,643
Daimler Finance North America LLC 2.850%, 01/06/2022 (C)	2,000,000	2,044,781
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,135,169
Ford Motor Credit Company LLC 3.336%, 03/18/2021	3,000,000	2,969,130
Nissan Motor Acceptance Corp. 2.550%, 03/08/2021 (C)	3,000,000	2,979,061
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (C)	3,000,000	3,155,204
		19,408,606
Consumer staples – 2.2%
Keurig Dr. Pepper, Inc. 3.551%, 05/25/2021	3,000,000	3,083,367
Kraft Heinz Foods Company 2.800%, 07/02/2020	267,000	267,000
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,914,301
		6,264,668
Energy – 3.6%
Colonial Pipeline Company 3.500%, 10/15/2020 (C)	1,000,000	1,001,357
Enterprise Products Operating LLC 5.200%, 09/01/2020	2,000,000	2,015,139
Halliburton Company 3.250%, 11/15/2021	3,000,000	3,065,526
Kinder Morgan, Inc. 6.500%, 09/15/2020	1,190,000	1,203,134
Sunoco Logistics Partners Operations LP 4.400%, 04/01/2021 (B)	3,000,000	3,059,735
		10,344,891
Financials – 20.5%
Bank of America Corp.
2.503%, 10/21/2022	1,500,000	1,536,780
5.625%, 07/01/2020	2,000,000	2,000,000
BNP Paribas SA 2.950%, 05/23/2022 (C)	2,000,000	2,070,250
BPCE SA 2.650%, 02/03/2021	2,000,000	2,026,028
Citibank NA (3 month LIBOR + 0.350%) 0.785%, 02/12/2021 (A)	610,000	610,813
Citigroup, Inc. (3 month LIBOR + 1.310%) 2.301%, 10/26/2020 (A)	695,000	697,898
Cooperatieve Rabobank UA 3.125%, 04/26/2021	3,000,000	3,068,019
Danske Bank A/S 2.000%, 09/08/2021 (C)	2,000,000	2,030,683
Fifth Third Bank NA 2.250%, 06/14/2021	3,000,000	3,048,100
General Motors Financial Company, Inc. 3.200%, 07/06/2021	3,000,000	3,034,589
HSBC USA, Inc. 5.000%, 09/27/2020	2,000,000	2,020,871
JPMorgan Chase & Co. (3 month LIBOR + 1.100%) 1.418%, 06/07/2021 (A)	822,000	828,516

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
KeyBank NA 3.300%, 02/01/2022	$2,000,000	$2,084,008
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	2,068,038
MassMutual Global Funding II 2.000%, 04/15/2021 (C)	2,000,000	2,026,645
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 2.230%, 03/01/2021 (A)	2,246,000	2,270,930
Morgan Stanley 2.500%, 04/21/2021	3,000,000	3,050,230
National Rural Utilities Cooperative Finance Corp. 2.900%, 03/15/2021	2,000,000	2,036,373
NatWest Markets PLC 3.625%, 09/29/2022 (C)	2,000,000	2,096,132
Nordea Bank Abp 2.250%, 05/27/2021 (C)	2,000,000	2,033,605
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,116,763
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,090,199
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,157,744
The PNC Financial Services Group, Inc. 3.300%, 03/08/2022	2,000,000	2,087,560
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,086,868
UBS Group AG 3.000%, 04/15/2021 (C)	3,000,000	3,059,257
Wells Fargo & Company 2.500%, 03/04/2021	3,000,000	3,041,915
		59,278,814
Health care – 5.7%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,111,840
AbbVie, Inc. 2.300%, 05/14/2021	2,000,000	2,025,391
Amgen, Inc. 3.875%, 11/15/2021	2,162,572	2,243,565
Anthem, Inc. 2.500%, 11/21/2020	3,000,000	3,023,785
Bayer US Finance LLC 3.000%, 10/08/2021 (C)	2,000,000	2,052,776
Bristol-Myers Squibb Company 2.250%, 08/15/2021 (C)	2,000,000	2,039,000
CVS Health Corp. (3 month LIBOR + 0.720%) 1.033%, 03/09/2021 (A)	2,000,000	2,007,600
		16,503,957
Industrials – 2.8%
Air Lease Corp. 3.875%, 04/01/2021	2,000,000	2,011,510
Caterpillar Financial Services Corp. 2.650%, 05/17/2021	2,000,000	2,039,869
Honeywell International, Inc. 4.250%, 03/01/2021	2,000,000	2,053,358
The Boeing Company 2.300%, 08/01/2021 (B)	2,000,000	2,018,082
		8,122,819
Information technology – 4.2%
Broadcom, Inc. 3.125%, 04/15/2021 (C)	3,000,000	3,049,426
Dell International LLC 4.420%, 06/15/2021 (C)	3,000,000	3,083,588
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
IBM Corp. 2.850%, 05/13/2022	$835,000	$873,366
NXP BV 4.625%, 06/15/2022 (C)	2,000,000	2,130,698
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,153,154
		12,290,232
Materials – 1.4%
Georgia-Pacific LLC 5.400%, 11/01/2020 (C)	2,000,000	2,031,854
Syngenta Finance NV 3.933%, 04/23/2021 (C)	1,880,000	1,898,300
		3,930,154
Utilities – 1.7%
Eversource Energy 2.800%, 05/01/2023	1,000,000	1,046,857
FirstEnergy Corp. 4.250%, 03/15/2023	1,675,000	1,811,130
Southern California Edison Company 2.400%, 02/01/2022	2,000,000	2,031,000
		4,888,987
TOTAL CORPORATE BONDS (Cost $141,786,933)		$144,138,962
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
Commercial and residential – 1.4%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (C)(D)	1,260,000	1,262,200
Vista Point Securitization Trust Series 2020-1, Class A1 1.763%, 03/25/2065 (C)(D)	3,000,000	2,999,958
		4,262,158
U.S. Government Agency – 0.3%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 0.535%, 04/25/2042 (A)	864,054	861,366
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,125,880)		$5,123,524
ASSET BACKED SECURITIES – 17.1%
Ally Auto Receivables Trust
Series 2017-3, Class A3 1.740%, 09/15/2021	48,205	48,230
Series 2019-1, Class A2 2.850%, 03/15/2022	444,059	445,463
American Express Credit Account Master Trust Series 2017-6, Class A 2.040%, 05/15/2023	3,000,000	3,014,438
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (C)	2,500,000	2,557,901
BMW Vehicle Owner Trust Series 2018-A, Class A3 2.350%, 04/25/2022	902,763	908,825
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	1,700,000	1,708,181
Series 2018-A1, Class A1 3.010%, 02/15/2024	1,500,000	1,531,527

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust Series 2017-3, Class A3 1.970%, 04/15/2022	$704,897	$708,297
CCG Receivables Trust Series 2019-1, Class B 3.220%, 09/14/2026 (C)	1,140,000	1,166,685
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.490%, 01/20/2023	4,000,000	4,047,759
Crown Point CLO III, Ltd. Series 2015-3A, Class A2R (3 month LIBOR + 1.450%) 2.669%, 12/31/2027 (A)(C)	1,605,000	1,585,836
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (C)	194,821	198,425
Flagship Credit Auto Trust Series 2018-2, Class D 4.230%, 09/16/2024 (C)	1,140,000	1,175,768
Ford Credit Auto Owner Trust
Series 2018-A, Class A3 3.030%, 11/15/2022	2,572,742	2,608,353
Series 2020-A, Class A1 0.267%, 05/15/2021	1,693,130	1,693,089
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3 2.320%, 07/18/2022	789,693	796,356
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.600%, 06/15/2021 (C)	1,129,032	1,133,656
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.670%, 09/25/2021 (C)	1,607,360	1,584,402
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.950%, 08/22/2022	1,604,294	1,632,427
HPEFS Equipment Trust Series 2019-1A, Class A3 2.210%, 09/20/2029 (C)	1,000,000	1,015,283
Huntington Auto Trust Series 2016-1, Class A4 1.930%, 04/15/2022	589,682	589,886
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4 1.460%, 12/15/2022	1,452,120	1,453,673
NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.560%, 10/17/2022 (C)	2,000,000	2,007,590
Nissan Auto Receivables Owner Trust
Series 2016-A, Class A4 1.590%, 07/15/2022	470,807	471,026
Series 2017-B, Class A3 1.750%, 10/15/2021	360,018	360,900
Series 2019-A, Class A2A 2.820%, 01/18/2022	689,151	692,716
PFS Financing Corp.
Series 2017-BA, Class A1 (1 month LIBOR + 0.600%) 0.785%, 07/15/2022 (A)(C)	300,000	299,807
Series 2018-B, Class A 2.890%, 02/15/2023 (C)	2,790,000	2,822,392
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A 1.370%, 10/15/2024 (C)	1,282,976	1,290,427
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.490%, 06/15/2027 (C)	$920,265	$924,741
Toyota Auto Receivables Owner Trust Series 2019-A, Class A2A 2.830%, 10/15/2021	661,285	664,439
TRIP Rail Master Funding LLC Series 2017-1A, Class A1 2.709%, 08/15/2047 (C)	832,622	833,009
USAA Auto Owner Trust Series 2017-1, Class A4 1.880%, 09/15/2022	2,423,815	2,429,876
Westlake Automobile Receivables Trust Series 2019-2A, Class C 2.840%, 07/15/2024 (C)	1,000,000	1,013,922
World Financial Network Credit Card Master Trust Series 2015-B, Class A 2.550%, 06/17/2024	3,255,000	3,262,154
World Omni Auto Receivables Trust Series 2018-D, Class A3 3.330%, 04/15/2024	650,000	670,822
TOTAL ASSET BACKED SECURITIES (Cost $49,122,970)		$49,348,281
SHORT-TERM INVESTMENTS – 30.7%
Commercial paper – 12.6%
Apple, Inc. 0.200%, 07/06/2020 *	3,000,000	2,999,975
BASF SE 0.300%, 07/08/2020 *	3,000,000	2,999,409
Cargill, Inc. 0.200%, 08/03/2020 *	3,000,000	2,999,646
Colgate-Palmolive Company 0.120%, 08/10/2020 *	3,000,000	2,999,607
Cummins, Inc. 0.320%, 08/17/2020 *	3,000,000	2,999,432
Kaiser Foundation Hospitals 0.250%, 08/05/2020 *	3,000,000	2,999,016
Lime Funding LLC 0.300%, 09/10/2020 *	3,000,000	2,998,512
Old Line Funding LLC 0.200%, 07/07/2020 *	3,000,000	2,999,942
PSP Capital, Inc. 0.170%, 08/05/2020 *	3,000,000	2,999,526
Salt River Project Agricultural Improvement & Power District 0.150%, 07/02/2020 *	3,000,000	2,999,288
Trustees of Princeton University 0.250%, 08/03/2020 *	3,500,000	3,500,479
University of California 0.270%, 07/02/2020 *	3,000,000	2,998,740
		36,493,572
U.S. Government – 16.8%
U.S. Treasury Bill
0.130%, 07/16/2020 *	10,000,000	9,999,526
0.140%, 07/16/2020 *	4,500,000	4,499,787
0.140%, 09/24/2020 *	8,000,000	7,997,544
0.145%, 08/20/2020 *	10,000,000	9,998,264
0.158%, 08/04/2020 *	6,000,000	5,999,277
0.159%, 08/20/2020 *	5,000,000	4,999,132
0.160%, 08/04/2020 *	5,000,000	4,999,398
		48,492,928
Short-term funds – 1.3%
John Hancock Collateral Trust, 0.2429% (E)(F)	250,620	2,509,033

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2020 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (E)	1,116,365	$1,116,365
		3,625,398
TOTAL SHORT-TERM INVESTMENTS (Cost $88,611,629)		$88,611,898
Total Investments (Ultra Short Term Bond Trust) (Cost $288,741,016) – 100.8%		$291,303,959
Other assets and liabilities, net – (0.8%)		(2,427,188)
TOTAL NET ASSETS – 100.0%		$288,876,771
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 6-30-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $65,703,262 or 22.7% of the fund's net assets as of 6-30-20.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	107

(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT'S INTERNAL CONTROL: Not Applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 17, 2020

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 17, 2020